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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05629

ING Investors Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices)      (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:       December 31

Date of reporting period:       January 1, 2007 to June 30, 2007

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Funds

Semi-Annual Report

June 30, 2007

Adviser (“ADV”), Institutional (“I”), Service (“S”) and Service 2 (“S2”) Classes
ING Investors Trust

• ING Disciplined Small Cap Value Portfolio
• ING EquitiesPlus Portfolio
• ING Evergreen Health Sciences Portfolio
• ING Evergreen Omega Portfolio
• ING Global Real Estate Portfolio
• ING Global Resources Portfolio
• ING Global Technology Portfolio
• ING International Growth Opportunities Portfolio (formerly, ING International Portfolio)
• ING Janus Contrarian Portfolio
• ING JPMorgan Emerging Markets Equity Portfolio
• ING JPMorgan Small Cap Core Equity Portfolio
• ING JPMorgan Value Opportunities Portfolio
• ING Julius Baer Foreign Portfolio
• ING Legg Mason Value Portfolio	• ING Limited Maturity Bond Portfolio
• ING Liquid Assets Portfolio
• ING Marsico Growth Portfolio
• ING Marsico International Opportunities Portfolio
• ING MFS Total Return Portfolio
• ING MFS Utilities Portfolio
• ING Oppenheimer Main Street Portfolio®
• ING PIMCO Core Bond Portfolio
• ING PIMCO High Yield Portfolio
• ING Pioneer Equity Income Portfolio
• ING Pioneer Fund Portfolio
• ING Pioneer Mid Cap Value Portfolio
• ING Stock Index Portfolio
• ING VP Index Plus International Equity Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.ingfunds.com; and (3) on the SEC’s website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

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PRESIDENT’S LETTER

Dear Shareholder,

So far, it has been a volatile year in the markets. In February, we saw an unprecedented, single-day freefall in Chinese stocks that sent tremors throughout global markets. Closer to home, we witnessed a downturn in the U.S. sub-prime mortgage industry that continues to impact fixed income investments as well as real estate and equity markets worldwide.

When friends and colleagues in the industry voice concerns about the market’s recent volatility, I remind them that such ongoing events are fairly normal and that they underscore the importance of a well-diversified investment strategy. Studies have shown that an investment strategy allocated across a diverse group of asset classes and investment sectors can help provide an investor with solid footing for the long-term despite the short-term commotions.

We at ING Funds remain committed to providing our clients with a diverse and comprehensive line-up of innovative investment products — all designed to offer solutions to your investment needs. Whatever your investing goals, we look forward to continuing to serve you.

Sincerely,

Shaun P. Mathews
President
ING Funds
August 10, 2007

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

MARKET PERSPECTIVE:      SIX MONTHS ENDED JUNE 30, 2007

Investors will remember early 2007 for the well-anticipated shocks and corrections that finally struck. But global equities markets soon recovered their poise and provided good gains through May 2007 before some nervousness returned in June 2007. For the six months ended June 30, 2007, the Morgan Stanley Capital International World IndexSM(1) (“MSCI World Index”) measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below) added 8.2%. In currencies, the dollar’s early strides were retraced on the (perceived) certainty that European interest rates were on the way up, while those in the U.S. were not. The euro made a new closing high and the pound reached the best level in 25 years against the dollar. The yen however buckled under the “carry trade”, in which speculators borrow in yen at low interest and buy higher yielding securities in other currencies. For the six months ended June 30, 2007, the dollar fell 2.5% against the euro and the pound, but gained 3.5% on the yen.

U.S. markets entered 2007 against a backdrop of a stable federal funds rate since June 2007. A slowing economy dragged by a slumping housing market seemed to be on the rebound in December 2006. The early reports in 2007 sustained this view, with unexpectedly strong employment, retail sales and confidence readings, as well as robust increases in housing starts and pending home sales. The first estimate of fourth quarter gross domestic product (“GDP”) growth was an impressive 3.5%.

But from February 2007, it soon became apparent that the improvement in housing figures only reflected the mild weather of early winter. New starts, sales and prices were now falling. GDP growth was sharply revised down to 2.5%. To make matters worse, the country’s largest sub-prime mortgage lenders were reporting major losses.

February 2007 was an unsettling month in other ways. The China stock market had practically doubled in 2006 and the long expected pull back eventually came on February 27th when the index fell 9%. The effect on sentiment was to shake relative risk strategies generally.

The housing gloom continued into the second quarter. Foreclosures in May 2007 were 90% higher than one year earlier. Existing housing prices fell in the first quarter year over year for the first time since 1991. The sub-prime dragon reared its head again in June 2007 when the investment bank, Bear Stearns, had to rescue two of its hedge funds in distress over holdings in mortgage bonds. The effect on GDP was clear. Growth in the latest quarter was finalized at just 0.69% annualized, the lowest since 2003.

Yet the feeling persisted that while the sub-prime debacle was serious, the chance of it tripping the economy into recession was remote. Unemployment remained light at 4.5%. The consumer was still spending, although as June ended high gasoline prices were weighing on consumer confidence. And the chances of a rate cut had all but vanished as the Federal Open Market Committee (“FOMC”) in leaving the federal funds rate at 5.25%, made it clear that “...a sustained moderation in inflation pressures has yet to be convincingly demonstrated.”

In U.S. fixed income markets the yield curve became steeper, with the yield on the ten-year Treasury Note making a five-year high before slipping to 5.03%, up 32 basis points (0.32%) for the six months ended June 30, 2007, while that on the three-month Bill fell 22 basis points (0.22%) to 4.67%. This surely reflected the confidence-shaking events of February 2007, as well as the FOMC’s somewhat curious removal of its tightening bias on March 21, 2007, while still citing inflation as the predominant concern. For the six months ended June 30, 2007, the Lehman Brothers® Aggregate Bond Index(2) (“LBAB”) of investment grade bonds returned just 98 basis points (0.98%).

U.S. equities, represented by the Standard & Poor’s 500® Composite Stock Price Index(3) (“S&P 500® Index”) including dividends, rose 7.0%, finally breaching its March 2000 record. Investors might have been depressed in anticipation of the first quarter in fifteen with less than double-digit year-over-year percentage profits growth for companies that make up the S&P 500® Index. But the earnings growth rate of 8.6% that emerged was much better than had been feared. Sentiment was also boosted by takeover activity, much of it from private equity firms able to draw from an apparently bottomless well of liquidity. By early June 2007 however, nerves were getting frayed as 10-year bond yields pushed through 5% and on the Bear Stearns’ news, unlikely to be an isolated case. Led by financials and the interest sensitive utilities sectors, the S&P 500® Index gave back 1.7% in June.

Internationally, the MSCI Japan® Index(4) rose 6.6% for the six months ended June 30, 2007, amid the usual contradictory mix of economic statistics. GDP growth held up well after the fastest quarterly expansion in

MARKET PERSPECTIVE:      SIX MONTHS ENDED JUNE 30, 2007

three years. Unemployment remained at a nine-year low. But consumer prices and wages started falling again, forcing the Bank of Japan, which raised interest rates in February 2007 to a still wafer-thin 0.5%, to leave them there, keeping the carry trade in business. The MSCI Europe ex UK® Index(5) surged 11.2% on the basis of high consumer and business confidence, the lowest Eurozone unemployment since records began, the fastest GDP growth in years and continuing merger and acquisition activity. But June 2007 saw sentiment tail off somewhat as the ascending euro threatened exports and the European Central Bank raised rates for the eighth time since late 2005. In the UK, a housing boom and robust service sector had raised year over year GDP growth to 3.0% amid buoyant retail sales, confident consumers and record profits for non-financial companies. The MSCI UK® Index(6) advanced 8.1% for the six months ended June 30, 2007, although again slipping in June as home price inflation and retail sales cooled after the Bank of England raised rates to 5.5%, a six-year high.

(1) The MSCI World IndexSM is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2) The LBAB Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3) The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(4) The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(5) The MSCI Europe ex UK® Index is a free float rising adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(6) The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.

Actual Expenses

The first section of the table shown, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Period Ended
ING Disciplined Small Cap Value Portfolio	January 1, 2007	June 30, 2007	Ratio	June 30, 2007*

Actual Portfolio Return
Class I	$1,000.00	$1,043.80	0.68%	$3.45
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.42	0.68%	$3.41

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Period Ended
ING EquitiesPlus Portfolio	January 1, 2007	June 30, 2007	Ratio	June 30, 2007*

Actual Portfolio Return
Class ADV	$1,000.00	$1,067.40	1.00%	$5.13
Class I	1,000.00	1,071.90	0.40	2.05
Class S	1,000.00	1,069.10	0.65	3.33
Class S2	1,000.00	1,069.20	0.80	4.10
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,019.84	1.00%	$5.01
Class I	1,000.00	1,022.81	0.40	2.01
Class S	1,000.00	1,021.57	0.65	3.26
Class S2	1,000.00	1,020.83	0.80	4.01

ING Evergreen Health Sciences Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$1,047.70	1.34%	$6.80
Class I	1,000.00	1,050.80	0.74	3.76
Class S	1,000.00	1,050.10	0.99	5.03
Class S2	1,000.00	1,049.30	1.14	5.79
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.15	1.34%	$6.71
Class I	1,000.00	1,021.12	0.74	3.71
Class S	1,000.00	1,019.89	0.99	4.96
Class S2	1,000.00	1,019.14	1.14	5.71

ING Evergreen Omega Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$1,099.00	1.20%	$6.25
Class I	1,000.00	1,104.00	0.60	3.13
Class S	1,000.00	1,102.90	0.85	4.43
Class S2	1,000.00	1,101.60	1.00	5.21
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.84	1.20%	$6.01
Class I	1,000.00	1,021.82	0.60	3.01
Class S	1,000.00	1,020.58	0.85	4.26
Class S2	1,000.00	1,019.84	1.00	5.01

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Period Ended
ING Global Real Estate Portfolio	January 1, 2007	June 30, 2007	Ratio	June 30, 2007*

Actual Portfolio Return
Class ADV	$1,000.00	$980.50	1.50%	$7.37
Class I	1,000.00	983.60	0.90	4.43
Class S	1,000.00	982.10	1.15	5.65
Class S2	1,000.00	981.40	1.30	6.39
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,017.36	1.50%	$7.50
Class I	1,000.00	1,020.33	0.90	4.51
Class S	1,000.00	1,019.09	1.15	5.76
Class S2	1,000.00	1,018.35	1.30	6.51

ING Global Resources Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$1,172.80	1.24%	$6.68
Class I	1,000.00	1,176.70	0.64	3.45
Class S	1,000.00	1,175.30	0.89	4.80
Class S2	1,000.00	1,174.30	1.04	5.61
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.65	1.24%	$6.21
Class I	1,000.00	1,021.62	0.64	3.21
Class S	1,000.00	1,020.38	0.89	4.46
Class S2	1,000.00	1,019.64	1.04	5.21

ING Global Technology Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$1,079.50	1.65%	$8.51
Class I	1,000.00	1,078.90	1.05	5.41
Class S	1,000.00	1,077.70	1.30	6.70
Class S2	1,000.00	1,076.70	1.45	7.47
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,016.61	1.65%	$8.25
Class I	1,000.00	1,019.59	1.05	5.26
Class S	1,000.00	1,018.35	1.30	6.51
Class S2	1,000.00	1,017.60	1.45	7.25

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
ING International Growth Opportunities	Value	Value	Expense	Period Ended
Portfolio	January 1, 2007	June 30, 2007	Ratio	June 30, 2007*

Actual Portfolio Return
Class ADV	$1,000.00	$1,113.10	1.61%	$8.44
Class I	1,000.00	1,117.40	1.01	5.30
Class S	1,000.00	1,116.40	1.26	6.61
Class S2	1,000.00	1,115.90	1.41	7.40
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,016.81	1.61%	$8.05
Class I	1,000.00	1,019.79	1.01	5.06
Class S	1,000.00	1,018.55	1.26	6.31
Class S2	1,000.00	1,017.80	1.41	7.05

ING Janus Contrarian Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$1,161.40	1.33%	$7.13
Class I	1,000.00	1,162.50	0.73	3.91
Class S	1,000.00	1,160.40	0.98	5.25
Class S2	1,000.00	1,160.00	1.13	6.05
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.20	1.33%	$6.66
Class I	1,000.00	1,021.17	0.73	3.66
Class S	1,000.00	1,019.93	0.98	4.91
Class S2	1,000.00	1,019.19	1.13	5.66

ING JPMorgan Emerging Markets Equity Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$1,151.90	1.86%	$9.92
Class I	1,000.00	1,155.50	1.26	6.73
Class S	1,000.00	1,154.20	1.51	8.07
Class S2	1,000.00	1,153.20	1.66	8.86
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,015.57	1.86%	$9.30
Class I	1,000.00	1,018.55	1.26	6.31
Class S	1,000.00	1,017.31	1.51	7.55
Class S2	1,000.00	1,016.56	1.66	8.30

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
ING JPMorgan Small Cap Core Equity	Value	Value	Expense	Period Ended
Portfolio	January 1, 2007	June 30, 2007	Ratio	June 30, 2007*

Actual Portfolio Return
Class ADV	$1,000.00	$1,090.10	1.46%	$7.57
Class I	1,000.00	1,093.50	0.86	4.46
Class S	1,000.00	1,092.80	1.11	5.76
Class S2	1,000.00	1,091.30	1.26	6.53
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,017.55	1.46%	$7.30
Class I	1,000.00	1,020.53	0.86	4.31
Class S	1,000.00	1,019.29	1.11	5.56
Class S2	1,000.00	1,018.55	1.26	6.31

ING JPMorgan Value Opportunities Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$1,074.40	1.13%	$5.81
Class I	1,000.00	1,077.90	0.53	2.73
Class S	1,000.00	1,077.20	0.78	4.02
Class S2	1,000.00	1,076.80	0.93	4.79
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,019.19	1.13%	$5.66
Class I	1,000.00	1,022.17	0.53	2.66
Class S	1,000.00	1,020.93	0.78	3.91
Class S2	1,000.00	1,020.18	0.93	4.66

ING Julius Baer Foreign Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$1,121.40	1.48%	$7.78
Class I	1,000.00	1,124.60	0.88	4.64
Class S	1,000.00	1,122.70	1.13	5.95
Class S2	1,000.00	1,121.80	1.28	6.73
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,017.46	1.48%	$7.40
Class I	1,000.00	1,020.43	0.88	4.41
Class S	1,000.00	1,019.19	1.13	5.66
Class S2	1,000.00	1,018.45	1.28	6.41

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Period Ended
ING Legg Mason Value Portfolio	January 1, 2007	June 30, 2007	Ratio	June 30, 2007*

Actual Portfolio Return
Class ADV	$1,000.00	$1,048.20	1.35%	$6.86
Class I	1,000.00	1,051.30	0.75	3.81
Class S	1,000.00	1,050.60	1.00	5.08
Class S2	1,000.00	1,050.00	1.15	5.85
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.10	1.35%	$6.76
Class I	1,000.00	1,021.08	0.75	3.76
Class S	1,000.00	1,019.84	1.00	5.01
Class S2	1,000.00	1,019.09	1.15	5.76

ING Limited Maturity Bond Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$1,017.80	0.88%	$4.40
Class I	1,000.00	1,022.40	0.28	1.40
Class S	1,000.00	1,020.50	0.53	2.66
Class S2	1,000.00	1,020.60	0.68	3.41
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,020.43	0.88%	$4.41
Class I	1,000.00	1,023.41	0.28	1.40
Class S	1,000.00	1,022.17	0.53	2.66
Class S2	1,000.00	1,021.42	0.68	3.41

ING Liquid Assets Portfolio
Actual Portfolio Return
Class I	$1,000.00	$1,025.60	0.28%	$1.41
Class S	1,000.00	1,024.30	0.53	2.66
Class S2	1,000.00	1,023.60	0.68	3.41
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,023.41	0.28%	$1.40
Class S	1,000.00	1,022.17	0.53	2.66
Class S2	1,000.00	1,021.42	0.68	3.41

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Period Ended
ING Marsico Growth Portfolio	January 1, 2007	June 30, 2007	Ratio	June 30, 2007*

Actual Portfolio Return
Class ADV	$1,000.00	$1,058.50	1.37%	$6.99
Class I	1,000.00	1,061.00	0.77	3.93
Class S	1,000.00	1,060.30	1.02	5.21
Class S2	1,000.00	1,059.50	1.17	5.97
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.00	1.37%	$6.85
Class I	1,000.00	1,020.98	0.77	3.86
Class S	1,000.00	1,019.74	1.02	5.11
Class S2	1,000.00	1,018.99	1.17	5.86

ING Marsico International Opportunities Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$1,074.90	1.28%	$6.59
Class I	1,000.00	1,078.30	0.68	3.50
Class S	1,000.00	1,076.60	0.93	4.79
Class S2	1,000.00	1,074.60	1.08	5.56
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.45	1.28%	$6.41
Class I	1,000.00	1,021.42	0.68	3.41
Class S	1,000.00	1,020.18	0.93	4.66
Class S2	1,000.00	1,019.44	1.08	5.41

ING MFS Total Return Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$1,056.40	1.24%	$6.32
Class I	1,000.00	1,059.90	0.64	3.27
Class S	1,000.00	1,058.40	0.89	4.54
Class S2	1,000.00	1,057.80	1.04	5.31
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.65	1.24%	$6.21
Class I	1,000.00	1,021.62	0.64	3.21
Class S	1,000.00	1,020.38	0.89	4.46
Class S2	1,000.00	1,019.64	1.04	5.21

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Period Ended
ING MFS Utilities Portfolio	January 1, 2007	June 30, 2007	Ratio	June 30, 2007*

Actual Portfolio Return
Class ADV	$1,000.00	$1,183.60	1.32%	$7.15
Class I	1,000.00	1,187.70	0.72	3.91
Class S	1,000.00	1,185.40	0.97	5.26
Class S2	1,000.00	1,189.80	1.12	6.08
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.25	1.32%	$6.61
Class I	1,000.00	1,021.22	0.72	3.61
Class S	1,000.00	1,019.98	0.97	4.86
Class S2	1,000.00	1,019.24	1.12	5.61

ING Oppenheimer Main Street Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$1,066.70	1.24%	$6.35
Class I	1,000.00	1,070.10	0.64	3.28
Class S	1,000.00	1,069.10	0.89	4.57
Class S2	1,000.00	1,068.40	1.04	5.33
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.65	1.24%	$6.21
Class I	1,000.00	1,021.62	0.64	3.21
Class S	1,000.00	1,020.38	0.89	4.46
Class S2	1,000.00	1,019.64	1.04	5.21

ING PIMCO Core Bond Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$1,002.80	1.19%	$5.91
Class I	1,000.00	1,006.40	0.59	2.94
Class S	1,000.00	1,006.40	0.84	4.18
Class S2	1,000.00	1,004.60	0.99	4.92
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.89	1.19%	$5.96
Class I	1,000.00	1,021.87	0.59	2.96
Class S	1,000.00	1,020.63	0.84	4.21
Class S2	1,000.00	1,019.89	0.99	4.96

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Period Ended
ING PIMCO High Yield Portfolio	January 1, 2007	June 30, 2007	Ratio	June 30, 2007*

Actual Portfolio Return
Class ADV	$1,000.00	$1,017.90	1.10%	$5.50
Class I	1,000.00	1,020.10	0.50	2.50
Class S	1,000.00	1,018.90	0.75	3.75
Class S2	1,000.00	1,019.20	0.90	4.51
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,019.34	1.10%	$5.51
Class I	1,000.00	1,022.32	0.50	2.51
Class S	1,000.00	1,021.08	0.75	3.76
Class S2	1,000.00	1,020.33	0.90	4.51

ING Pioneer Equity Income Portfolio
Actual Portfolio Return
Class ADV(a)	$1,000.00	$985.00	1.30%	$1.80
Class I(a)	1,000.00	986.00	0.70	0.97
Class S(a)	1,000.00	986.00	0.95	1.32
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.35	1.30%	$6.51
Class I	1,000.00	1,021.32	0.70	3.51
Class S	1,000.00	1,020.08	0.95	4.76

ING Pioneer Fund Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$1,076.80	1.30%	$6.69
Class I	1,000.00	1,081.30	0.70	3.61
Class S	1,000.00	1,079.10	0.95	4.90
Class S2	1,000.00	1,076.80	1.10	5.66
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.35	1.30%	$6.51
Class I	1,000.00	1,021.32	0.70	3.51
Class S	1,000.00	1,020.08	0.95	4.76
Class S2	1,000.00	1,019.34	1.10	5.51

*	Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year (except “Actual Portfolio Return” information for all Share classes footnoted above).

(a)	Commencement of operations was May 11, 2007. Expenses paid reflect the 51 day period ended June 30, 2007.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Period Ended
ING Pioneer Mid Cap Value Portfolio	January 1, 2007	June 30, 2007	Ratio	June 30, 2007*

Actual Portfolio Return
Class ADV	$1,000.00	$1,126.80	1.24%	$6.54
Class I	1,000.00	1,132.00	0.64	3.38
Class S	1,000.00	1,130.90	0.89	4.70
Class S2	1,000.00	1,129.30	1.04	5.49
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.65	1.24%	$6.21
Class I	1,000.00	1,021.62	0.64	3.21
Class S	1,000.00	1,020.38	0.89	4.46
Class S2	1,000.00	1,019.64	1.04	5.21

ING Stock Index Portfolio
Actual Portfolio Return
Class I	$1,000.00	$1,068.50	0.27%	$1.38
Class S(a)	1,000.00	1,016.30	0.52	0.89
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,023.46	0.27%	$1.35
Class S	1,000.00	1,022.22	0.52	2.61

ING VP Index Plus International Equity Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$1,109.30	1.15%	$6.01
Class I	1,000.00	1,112.90	0.55	2.88
Class S	1,000.00	1,111.50	0.80	4.19
Class S2	1,000.00	1,111.10	0.95	4.97
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,019.09	1.15%	$5.76
Class I	1,000.00	1,022.07	0.55	2.76
Class S	1,000.00	1,020.83	0.80	4.01
Class S2	1,000.00	1,020.08	0.95	4.76

*	Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year (except “Actual Portfolio Return” information for all share classes footnoted above).

(a)	Commencement of operations was April 30, 2007. Expenses paid reflect the 62 day period ended June 30, 2007.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 (UNAUDITED)

	ING
	Disciplined		ING	ING
	Small Cap	ING	Evergreen	Evergreen
	Value	EquitiesPlus	Health Sciences	Omega
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in securities at value*	$179,546,779	$100,745,203	$205,070,284	$204,231,631
Short-term investments at value**	—	4,930,055	—	—
Short-term investments in affiliates at amortized cost	—	15,200,000	—	—
Short-term investments at amortized cost	2,808,000	140,000	10,312,364	229,941
Cash	22,475	70,684	2,508,089	344,677
Cash collateral for futures	—	106,857	—	—
Foreign currencies at value***	—	—	18,711	—

Receivables:
Investment securities sold	12,909,929	—	11,480	616,215
Fund shares sold	123,625	1,027	828,700	—
Dividends and interest	363,927	945,069	220,585	71,065
Variation margin receivable	—	95,594	—	—
Prepaid expenses	256	630	—	—
Reimbursement due from manager	—	12,691	—	—

Total assets	195,774,991	122,247,810	218,970,213	205,493,529

LIABILITIES:
Payable for investment securities purchased	15,639,727	—	4,468,983	—
Payable for fund shares redeemed	8,344	66,340	22,552	258,621
Payable for futures variation margin	—	162,052	—	—
Unrealized depreciation on swap agreements	—	143,629	—	—
Payable to affiliates	95,865	64,960	177,047	103,489
Payable for trustee fees	1,065	4,728	—	—
Other accrued expenses and liabilities	24,136	36,182	—	—

Total liabilities	15,769,137	477,891	4,668,582	362,110

NET ASSETS	$180,005,854	$121,769,919	$214,301,631	$205,131,419

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$169,765,795	$102,915,947	$173,168,402	$166,969,174
Undistributed net investment income	1,994,850	7,543,970	888,044	1,027,447
Accumulated net realized gain on investments, foreign currency related transactions, futures, and swaps	4,644,247	9,549,500	13,448,337	6,127,971
Net unrealized appreciation on investments, foreign currency related transactions, futures, and swaps	3,600,962	1,760,502	26,796,848	31,006,827

NET ASSETS	$180,005,854	$121,769,919	$214,301,631	$205,131,419

* Cost of investments in securities	$175,945,817	$99,597,564	$178,274,219	$173,224,804
** Cost of short-term investments	$—	$4,926,940	$—	$—
*** Cost of foreign currencies	$—	$—	$18,752	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

	ING
	Disciplined		ING	ING
	Small Cap	ING	Evergreen	Evergreen
	Value	EquitiesPlus	Health Sciences	Omega
	Portfolio	Portfolio	Portfolio	Portfolio

Class ADV:
Net assets	n/a	$1,089	$1,058	$1,110
Shares authorized	n/a	unlimited	unlimited	unlimited
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	94	83	88
Net asset value and redemption price per share	n/a	$11.56	$12.75	$12.66

Class I:
Net assets	$180,005,854	$1,093	$4,734,828	$194,664,440
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	15,726,489	94	369,192	15,152,051
Net asset value and redemption price per share	$11.45	$11.63	$12.82	$12.85

Class S:
Net assets	n/a	$121,732,887	$209,564,687	$9,081,943
Shares authorized	n/a	unlimited	unlimited	unlimited
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	10,486,555	16,394,803	711,971
Net asset value and redemption price per share	n/a	$11.61	$12.78	$12.76

Class S2:
Net assets	n/a	$34,850	$1,058	$1,383,926
Shares authorized	n/a	unlimited	unlimited	unlimited
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	3,008	83	109,015
Net asset value and redemption price per share	n/a	$11.59	$12.77	$12.69

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 (UNAUDITED)

				ING
	ING	ING	ING	International
	Global	Global	Global	Growth
	Real Estate	Resources	Technology	Opportunities
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in securities at value+*	$234,185,035	$852,191,049	$86,221,528	$179,472,620
Short-term investments in affiliates at amortized cost	—	26,000,000	4,500,000	5,000
Short-term investments at amortized cost	—	194,804,000	19,695,000	17,713,000
Cash	22,362,403	744,785	2,087	—
Foreign currencies at value**	—	—	86,219	1,994,090

Receivables:
Investment securities sold	566,129	8,693,828	329,396	—
Fund shares sold	358,013	912,148	176,735	—
Dividends and interest	796,180	489,509	131,325	427,391
Prepaid expenses	26,918	509	—	—
Reimbursement due from manager	12,622	3,987	28,143	—

Total assets	258,307,300	1,083,839,815	111,170,433	199,612,101

LIABILITIES:
Payable for investment securities purchased	16,145,080	11,178,095	2,937,327	—
Payable for fund shares redeemed	81,246	55,983	17	204,868
Payable upon receipt of securities loaned	—	192,433,000	19,414,000	17,713,000
Payable to affiliates	199,409	623,869	106,579	187,161
Payable to custodian due to bank overdraft	—	—	—	1,164,059
Payable to custodian due to foreign currency overdraft***	54,023	—	—	—
Payable for trustee fees	1,375	—	—	—
Other accrued expenses and liabilities	49,738	—	—	984

Total liabilities	16,530,871	204,290,947	22,457,923	19,270,072

NET ASSETS	$241,776,429	$879,548,868	$88,712,510	$180,342,029

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$231,563,741	$612,838,315	$72,868,276	$100,961,831
Undistributed net investment income (accumulated net investment loss)	4,269,615	1,691,902	(94,911)	3,162,123
Accumulated net realized gain (loss) on investments and foreign currency related transactions	(4,658,041)	119,461,753	8,071,398	47,838,429
Net unrealized appreciation on investments and foreign currency related transactions	10,601,114	145,556,898	7,867,747	28,379,646

NET ASSETS	$241,776,429	$879,548,868	$88,712,510	$180,342,029

+ Including securities loaned at value	$—	$187,587,957	$18,409,353	$17,019,906
* Cost of investments in securities	$223,553,436	$706,637,293	$78,353,955	$151,098,070
** Cost of foreign currencies	$—	$—	$86,045	$1,993,125
*** Cost of foreign currency overdraft	$46,840	$—	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

				ING
	ING	ING	ING	International
	Global	Global	Global	Growth
	Real Estate	Resources	Technology	Opportunities
	Portfolio	Portfolio	Portfolio	Portfolio

Class ADV:
Net assets	$1,212	$451,495	$1,099	$1,137
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	93	17,788	145	95
Net asset value and redemption price per share	$13.08	$25.38	$7.60	$11.91

Class I:
Net assets	$99,763,920	$28,347,911	$996	$1,025
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	7,560,334	1,103,219	130	86
Net asset value and redemption price per share	$13.20	$25.70	$7.66	$11.99

Class S:
Net assets	$139,009,700	$813,357,834	$81,902,445	$169,416,683
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	10,558,109	31,834,136	10,733,541	14,128,395
Net asset value and redemption price per share	$13.17	$25.55	$7.63	$11.99

Class S2:
Net assets	$3,001,597	$37,391,628	$6,807,970	$10,923,184
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	227,363	1,471,985	898,329	914,829
Net asset value and redemption price per share	$13.20	$25.40	$7.58	$11.94

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 (UNAUDITED)

		ING
		JPMorgan	ING	ING
	ING	Emerging	JPMorgan	JPMorgan
	Janus	Markets	Small Cap	Value
	Contrarian	Equity	Core Equity	Opportunities
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in securities at value+*	$717,640,523	$937,968,147	$451,104,519	$366,345,554
Short-term investments**	—	—	399,063	—
Short-term investments at amortized cost	147,824,256	150,233,529	125,054,968	9,543,561
Cash	265,422	5,182,147	1,767,604	3,172,403
Foreign currencies at value***	758,722	3,273,967	—	—

Receivables:
Investment securities sold	—	2,626,176	2,619	3,697,649
Fund shares sold	23,310	1,554,678	92,423	131,971
Dividends and interest	729,631	1,571,535	534,559	484,551
Unrealized appreciation on forward foreign currency contracts	197,731	—	—	—
Prepaid expenses	—	—	—	1,397
Reimbursement due from manager	2,635	—	789	8,729

Total assets	867,442,230	1,102,410,179	578,956,544	383,385,815

LIABILITIES:
Payable for investment securities purchased	2,219,655	2,521,672	—	1,968,301
Payable for fund shares redeemed	4,546,651	334,456	693,924	128,231
Payable for futures variation margin	—	—	49,600	—
Payable upon receipt of securities loaned	141,926,000	121,005,000	109,280,000	—
Securities sold short^	—	—	—	905,100
Unrealized depreciation on forward currency contracts	870,713	—	—	—
Payable to affiliates	583,166	1,116,179	407,118	174,583
Payable for trustee fees	—	31,488	—	2,208
Other accrued expenses and liabilities	—	65,097	—	60,738
Accrued foreign taxes on capital gains	288,523	—	—	—
Options written (premium received $16,150)	18,981	—	—	—

Total liabilities	150,453,689	125,073,892	110,430,642	3,239,161

NET ASSETS	$716,988,541	$977,336,287	$468,525,902	$380,146,654

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$538,269,038	$594,613,876	$350,457,799	$292,640,280
Undistributed net investment income	1,331,020	14,406,311	2,607,243	8,300,720
Accumulated net realized gain on investments, foreign currency related transactions, futures, and written options	120,789,879	5,506,612	45,911,059	47,186,772
Net unrealized appreciation on investments, foreign currency related transactions, futures, and written options	56,598,604	362,809,488	69,549,801	32,018,882

NET ASSETS	$716,988,541	$977,336,287	$468,525,902	$380,146,654

+ Including securities loaned at value	$139,342,910	$117,507,802	$105,480,283	$—
* Cost of investments in securities	$660,368,420	$575,195,515	$381,348,651	$334,336,946
** Cost of short-term investments	$—	$—	$398,658	$—
*** Cost of foreign currencies	$751,994	$3,238,326	$—	$—
^ Proceeds from short sales	$—	$—	$—	$915,374

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

		ING
		JPMorgan	ING	ING
	ING	Emerging	JPMorgan	JPMorgan
	Janus	Markets	Small Cap	Value
	Contrarian	Equity	Core Equity	Opportunities
	Portfolio	Portfolio	Portfolio	Portfolio

Class ADV:
Net assets	$2,234	$2,233,332	$3,010,830	$15,587
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	130	99,820	195,897	1,148
Net asset value and redemption price per share	$17.20	$22.37	$15.37	$13.58

Class I:
Net assets	$2,326	$266,511,681	$129,674,455	$299,829,063
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	134	11,763,017	8,276,789	21,884,486
Net asset value and redemption price per share	$17.31	$22.66	$15.67	$13.70

Class S:
Net assets	$678,658,525	$668,516,345	$277,488,994	$78,345,781
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	39,251,119	29,580,533	17,849,119	5,732,160
Net asset value and redemption price per share	$17.29	$22.60	$15.55	$13.67

Class S2:
Net assets	$38,325,456	$40,074,929	$58,351,623	$1,956,223
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,230,578	1,786,911	3,784,468	143,886
Net asset value and redemption price per share	$17.18	$22.43	$15.42	$13.60

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 (UNAUDITED)

	ING	ING	ING
	Julius Baer	Legg Mason	Limited	ING
	Foreign	Value	Maturity Bond	Liquid Assets
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in securities at value+*	$2,024,388,229	$966,809,103	$660,357,585	$—
Short-term investments in affiliates at amortized cost	—	—	18,000,000	—
Short-term investments at amortized cost	201,434,000	—	175,111,000	1,191,999,218
Cash	12,253,053	14,399,503	118,953	73,577
Cash collateral for futures	—	—	230,235	—
Foreign currencies at value**	64,135,261	—	—	—

Receivables:
Investment securities sold	9,942,415	—	320	—
Fund shares sold	1,689,227	423,017	614,634	8,489,165
Dividends and interest	3,923,250	490,409	5,796,657	3,855,289
Variation margin receivable	—	—	139,534	—
Unrealized appreciation on forward foreign currency contracts	297,490	—	—	—
Reimbursement due from manager	—	—	—	—

Total assets	2,318,062,925	982,122,032	860,368,918	1,204,417,249

LIABILITIES:
Payable for investment securities purchased	16,060,631	6,612,609	14,895,313	9,992,082
Payable for fund shares redeemed	477,346	231,500	95,514	244,228
Payable for futures variation margin	—	—	120,713	—
Payable upon receipt of securities loaned	201,434,000	—	173,564,000	1,811,000
Unrealized depreciation on forward currency contracts	4,174,674	—	—	—
Income distribution payable	—	—	—	4,612,446
Payable to affiliates	1,678,478	698,103	207,619	456,832
Payable for trustee fees	—	—	—	86,520
Other accrued expenses and liabilities	5,362	—	—	8,340

Total liabilities	223,830,491	7,542,212	188,883,159	17,211,448

NET ASSETS	$2,094,232,434	$974,579,820	$671,485,759	$1,187,205,801

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,456,829,921	$787,078,771	$653,664,628	$1,187,281,577
Undistributed net investment income (accumulated net investment loss)	25,009,588	(283,109)	26,312,423	—
Accumulated net realized gain (loss) on investments, foreign currency related transactions, and futures	237,368,824	21,645,803	(7,115,328)	(75,776)
Net unrealized appreciation or depreciation on investments, foreign currency related transactions, and futures	375,024,101	166,138,355	(1,375,964)	—

NET ASSETS	$2,094,232,434	$974,579,820	$671,485,759	$1,187,205,801

+ Including securities loaned at value	$194,286,533	$—	$170,290,011	$1,773,281
* Cost of investments in securities	$1,644,280,254	$800,671,703	$661,756,412	$—
** Cost of foreign currencies	$65,382,761	$—	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

	ING	ING	ING
	Julius Baer	Legg Mason	Limited	ING
	Foreign	Value	Maturity Bond	Liquid Assets
	Portfolio	Portfolio	Portfolio	Portfolio

Class ADV:
Net assets	$4,290,896	$7,581,925	$1,030	n/a
Shares authorized	unlimited	unlimited	unlimited	n/a
Par value	$0.001	$0.001	$0.001	n/a
Shares outstanding	227,650	645,842	95	n/a
Net asset value and redemption price per share	$18.85	$11.74	$10.85	n/a

Class I:
Net assets	$1,081,562,074	$495,046,516	$402,031,176	$185,974,619
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	56,787,276	41,629,088	36,736,308	185,957,290
Net asset value and redemption price per share	$19.05	$11.89	$10.94	$1.00

Class S:
Net assets	$925,758,116	$442,407,121	$269,452,513	$970,504,946
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	48,867,729	37,408,084	24,613,179	970,604,184
Net asset value and redemption price per share	$18.94	$11.83	$10.95	$1.00

Class S2:
Net assets	$82,621,348	$29,544,258	$1,040	$30,726,236
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	4,375,648	2,511,154	95	30,726,214
Net asset value and redemption price per share	$18.88	$11.77	$10.92	$1.00

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 (UNAUDITED)

	ING	ING	ING	ING
	Marsico	Marsico International	MFS	MFS
	Growth	Opportunities	Total Return	Utilities
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in securities at value+*	$907,080,211	$394,025,709	$1,567,574,419	$469,068,070
Short-term investments at amortized cost	148,255,507	43,578,542	308,395,066	21,619,556
Cash	573,467	2,485,860	5,692	441,223
Foreign currencies at value**	82,227	16,456	40	511,399

Receivables:
Investment securities sold	7,974,236	4,699,993	7,077,741	4,057,043
Fund shares sold	202,371	168,686	278,431	98,017
Dividends and interest	679,807	1,229,963	7,494,682	1,079,858
Unrealized appreciation on forward foreign currency contracts	—	—	—	21,844
Prepaid expenses	—	1,674	—	1,143
Reimbursement due from manager	—	27,190	—	—

Total assets	1,064,847,826	446,234,073	1,890,826,071	496,898,153

LIABILITIES:
Payable for investment securities purchased	3,177,035	3,600,935	8,248,721	8,472,641
Payable for fund shares redeemed	1,734,704	120,666	169,681	1,554,270
Payable upon receipt of securities loaned	146,328,000	22,227,000	288,510,000	—
Unrealized depreciation on forward currency contracts	—	—	—	620,145
Payable to affiliates	761,279	277,334	1,154,854	374,204
Payable for trustee fees	—	2,637	—	445
Other accrued expenses and liabilities	—	110,027	—	65,457

Total liabilities	152,001,018	26,338,599	298,083,256	11,087,162

NET ASSETS	$912,846,808	$419,895,474	$1,592,742,815	$485,810,991

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,349,165,759	$309,050,515	$1,238,728,964	$360,848,971
Undistributed net investment income	72,606	8,787,740	63,476,675	7,652,005
Accumulated net realized gain (loss) on investments and foreign currency related transactions	(652,244,005)	52,350,773	156,096,290	44,997,434
Net unrealized appreciation on investments and foreign currency related transactions	215,852,448	49,706,446	134,440,886	72,312,581

NET ASSETS	$912,846,808	$419,895,474	$1,592,742,815	$485,810,991

+ Including securities loaned at value	$143,128,426	$23,311,314	$282,337,341	$—
* Cost of investments in securities	$691,227,750	$344,337,347	$1,433,133,210	$396,151,760
** Cost of foreign currencies	$82,227	$41,058	$40	$518,368

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

	ING	ING	ING	ING
	Marsico	Marsico International	MFS	MFS
	Growth	Opportunities	Total Return	Utilities
	Portfolio	Portfolio	Portfolio	Portfolio

Class ADV:
Net assets	$12,592,618	$16,227,120	$6,427,214	$687,516
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	724,676	991,601	323,983	39,944
Net asset value and redemption price per share	$17.38	$16.36	$19.84	$17.21

Class I:
Net assets	$90,734,053	$155,195,528	$141,177,914	$9,374,947
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	5,111,151	9,393,084	7,000,894	540,800
Net asset value and redemption price per share	$17.75	$16.52	$20.17	$17.34

Class S:
Net assets	$783,393,725	$248,471,725	$1,387,257,716	$475,747,328
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	44,564,757	15,104,510	68,982,373	27,563,204
Net asset value and redemption price per share	$17.58	$16.45	$20.11	$17.26

Class S2:
Net assets	$26,126,412	$1,101	$57,879,971	$1,200
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,496,342	67	2,900,346	69
Net asset value and redemption price per share	$17.46	$16.42	$19.96	$17.30

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 (UNAUDITED)

	ING	ING	ING	ING
	Oppenheimer	PIMCO	PIMCO	Pioneer Equity
	Main Street	Core Bond	High Yield	Income
	Portfolio®	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in securities at value+*	$543,925,384	$1,931,763,470	$709,617,749	$1,033,830
Short-term investments**	—	67,536,625	11,293,182	757
Short-term investments at amortized cost	35,306,873	138,593,933	136,376,042	—
Cash	498,477	9,759,240	8,238,237	—
Foreign currencies at value***	—	8,201,910	3,904,155	—

Receivables:
Investment securities sold	5,185,010	304,438,151	30,693,076	5,276
Fund shares sold	27,589	694,730	126,934	10
Dividends and interest	610,691	6,927,353	13,894,893	2,546
Variation margin receivable	—	2,471,320	—	—
Unrealized appreciation on forward foreign currency contracts	—	271,038	—	—
Upfront payments made on swap agreements	—	9,414,409	55,340	—
Unrealized appreciation on swap agreements	—	18,078,982	377,928	—
Reimbursement due from manager	—	—	—	199

Total assets	585,554,024	2,498,151,161	914,577,536	1,042,618

LIABILITIES:
Payable for investment securities purchased	5,068,462	676,297,775	39,257,868	2,564
Payable for fund shares redeemed	4,401,087	2,195,251	15,359	—
Payable for futures variation margin	—	232,342	—	—
Payable upon receipt of securities loaned	34,809,000	26,490,000	121,682,000	—
Sales commitments, at value (Note 2)^	—	258,322,977	—	—
Payable for floating rate note issued	—	500,000	—	—
Unrealized depreciation on forward currency contracts	—	312,443	176,101	—
Upfront payments received on swap agreements	—	10,208,837	43,359	—
Unrealized depreciation on swap agreements	—	6,386,649	1,177,427	—
Income distribution payable	—	—	4,755,902	—
Payable to affiliates	404,568	864,272	464,373	645
Payable to custodian due to bank overdraft	—	—	—	2,082
Payable for trustee fees	—	—	—	13
Other accrued expenses and liabilities	—	—	—	120
Options written (premium received $11,039,481)	—	3,073,095	—	—

Total liabilities	44,683,117	984,883,641	167,572,389	5,424

NET ASSETS	$540,870,907	$1,513,267,520	$747,005,147	$1,037,194

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$634,489,938	$1,460,102,594	$737,616,982	$1,052,466
Undistributed net investment income (distributions in excess of net investment income)	8,163,039	84,780,366	(253,135)	3,999
Accumulated net realized gain (loss) on investments, foreign currency related transactions, futures, swaps, and written options	(165,823,020)	(15,140,695)	8,735,698	(811)
Net unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, swaps, and written options	64,040,950	(16,474,745)	905,602	(18,460)

NET ASSETS	$540,870,907	$1,513,267,520	$747,005,147	$1,037,194

+ Including securities loaned at value	$33,904,114	$23,195,205	$118,572,207	$—
* Cost of investments in securities	$479,884,642	$1,956,222,776	$707,618,320	$1,052,248
** Cost of short-term investments	$—	$68,095,474	$11,292,864	$799
*** Cost of foreign currencies	$—	$8,149,022	$3,883,144	$—
^ Proceeds from sales commitments	$—	$259,067,797	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

	ING	ING	ING	ING
	Oppenheimer	PIMCO	PIMCO	Pioneer Equity
	Main Street	Core Bond	High Yield	Income
	Portfolio®	Portfolio	Portfolio	Portfolio

Class ADV:
Net assets	$1,172	$1,047	$2,657	$1,015
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	56	97	261	103
Net asset value and redemption price per share	$20.94	$10.85	$10.17	$9.85

Class I:
Net assets	$5,559,919	$793,101,192	$38,560,033	$1,035,173
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	261,966	72,413,361	3,798,214	104,957
Net asset value and redemption price per share	$21.22	$10.95	$10.15	$9.86

Class S:
Net assets	$529,886,020	$676,604,950	$708,441,451	$1,006
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	24,992,798	61,750,850	69,698,270	102
Net asset value and redemption price per share	$21.20	$10.96	$10.16	$9.86

Class S2:
Net assets	$5,423,796	$43,560,331	$1,006	n/a
Shares authorized	unlimited	unlimited	unlimited	n/a
Par value	$0.001	$0.001	$0.001	n/a
Shares outstanding	257,202	3,995,501	99	n/a
Net asset value and redemption price per share	$21.09	$10.90	$10.17	n/a

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 (UNAUDITED)

	ING	ING	ING	ING
	Pioneer	Pioneer	Stock	VP Index Plus
	Fund	Mid Cap Value	Index	International Equity
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in securities at value+*	$131,851,791	$942,375,697	$428,149,827	$651,893,044
Investments in affiliates**	—	—	—	2,406,267
Short-term investments in affiliates at amortized cost	—	—	1,000,000	—
Short-term investments at amortized cost	—	102,272,478	49,441,000	11,788,000
Cash	65,317	4,366,430	17,518	6,918,736
Cash collateral for futures	—	—	224,000	—
Foreign currencies at value***	57	—	—	484,466

Receivables:
Investment securities sold	890,789	1,326,575	272,373	124,567,261
Fund shares sold	8,666	180,107	24,695	612,147
Dividends and interest	156,084	674,056	499,894	1,238,270
Prepaid expenses	—	—	—	1,508
Reimbursement due from manager	6,272	—	—	32,804

Total assets	132,978,976	1,051,195,343	479,629,307	799,942,503

LIABILITIES:
Payable for investment securities purchased	104,613	6,185,041	648,574	128,182,881
Payable for fund shares redeemed	17,728	3,800,058	572,974	140,382
Payable for futures variation margin	—	—	3,149	—
Payable upon receipt of securities loaned	—	72,845,000	48,416,000	11,788,000
Payable to affiliates	100,904	661,502	93,792	324,769
Payable for trustee fees	—	—	—	927
Other accrued expenses and liabilities	—	—	—	45,127

Total liabilities	223,245	83,491,601	49,734,489	140,482,086

NET ASSETS	$132,755,731	$967,703,742	$429,894,818	$659,460,417

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$101,036,027	$758,526,884	$313,108,636	$564,676,000
Undistributed net investment income	1,979,049	7,379,810	10,472,777	9,437,289
Accumulated net realized gain on investments, foreign currency related transactions, and futures	4,413,405	68,108,063	13,377,623	44,816,044
Net unrealized appreciation on investments, foreign currency related transactions, and futures	25,327,250	133,688,985	92,935,782	40,531,084

NET ASSETS	$132,755,731	$967,703,742	$429,894,818	$659,460,417

+ Including securities loaned at value	$—	$70,620,290	$47,025,032	$11,226,966
* Cost of investments in securities	$106,524,600	$808,686,712	$335,200,472	$611,357,868
** Cost of investments in affiliates	$—	$—	$—	$2,377,499
*** Cost of foreign currencies	$57	$—	$—	$500,618

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

	ING	ING	ING	ING
	Pioneer	Pioneer	Stock	VP Index Plus
	Fund	Mid Cap Value	Index	International Equity
	Portfolio	Portfolio	Portfolio	Portfolio

Class ADV:
Net assets	$1,101	$1,151	n/a	$1,096
Shares authorized	unlimited	unlimited	n/a	unlimited
Par value	$0.001	$0.001	n/a	$0.001
Shares outstanding	79	83	n/a	76
Net asset value and redemption price per share	$13.88	$13.86	n/a	$14.51

Class I:
Net assets	$32,348,548	$245,038,792	$429,131,167	$511,794,629
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,315,782	17,533,259	31,265,562	35,074,697
Net asset value and redemption price per share	$13.97	$13.98	$13.73	$14.59

Class S:
Net assets	$100,404,981	$722,662,646	$763,651	$146,544,383
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	7,215,826	51,956,353	55,704	10,071,602
Net asset value and redemption price per share	$13.91	$13.91	$13.71	$14.55

Class S2:
Net assets	$1,101	$1,153	n/a	$1,120,309
Shares authorized	unlimited	unlimited	n/a	unlimited
Par value	$0.001	$0.001	n/a	$0.001
Shares outstanding	79	83	n/a	76,750
Net asset value and redemption price per share	$13.88	$13.89	n/a	$14.60

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

	ING		ING	ING
	Disciplined	ING	Evergreen	Evergreen
	Small Cap Value	EquitiesPlus	Health Sciences	Omega
	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,767,420	$71,936	$1,478,359	$1,001,743
Interest(1)	76,352	3,409,626	167,936	19,743

Total investment income	1,843,772	3,481,562	1,646,295	1,021,486

EXPENSES:
Investment management fees	367,476	186,133	—	—
Unified fees	—	—	791,758	599,824

Distribution and service fees:
Class ADV	—	4	5	5
Class S	—	155,066	258,580	11,718
Class S2	—	84	3	3,358
Transfer agent fees	181	181	—	—
Administrative service fees	66,813	62,044	—	—
Shareholder reporting expense	3,952	8,275	—	—
Professional fees	3,183	11,687	—	—
Custody and accounting expense	5,867	12,313	—	—
Trustee fees	2,263	2,715	5,797	5,469
Offering expense	4,972	4,972	—	—
Miscellaneous expense	1,890	2,861	—	—

Total expenses	456,597	446,335	1,056,143	620,374
Net waived and reimbursed fees	—	(43,249)	(2)	(677)
Brokerage commission recapture	—	—	(15,434)	(5,537)

Net expenses	456,597	403,086	1,040,707	614,160

Net investment income	1,387,175	3,078,476	605,588	407,326

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, FUTURES, AND SWAPS:

Net realized gain (loss) on:
Investments	4,058,347	(149,781)	6,874,198	4,478,493
Foreign currency related transactions	—	—	1,408	—
Futures and swaps	—	3,595,518	—	—

Net realized gain on investments, foreign currency related transactions, futures, and swaps	4,058,347	3,445,737	6,875,606	4,478,493

Net change in unrealized appreciation or depreciation on:
Investments	(658,106)	851,380	2,619,964	15,021,816
Foreign currency related transactions	—	—	(191)	—
Futures and swaps	—	974,667	—	—

Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, and swaps	(658,106)	1,826,047	2,619,773	15,021,816

Net realized and unrealized gain on investments, foreign currency related transactions, futures, and swaps	3,400,241	5,271,784	9,495,379	19,500,309

Increase in net assets resulting from operations	$4,787,416	$8,350,260	$10,100,967	$19,907,635

* Foreign taxes withheld	$479	$—	$99,239	$—
(1) Affiliated income	$—	$174,660	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

				ING
	ING	ING	ING	International
	Global	Global	Global	Growth
	Real Estate	Resources	Technology	Opportunities
	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,043,408	$4,188,213	$397,425	$2,258,845
Interest(1)	85,867	335,150	40,859	52,612
Securities lending income	—	300,715	25,780	65,734

Total investment income	2,129,275	4,824,078	464,064	2,377,191

EXPENSES:
Investment management fees	716,196	—	—	—
Unified fees	—	2,327,441	532,691	897,160

Distribution and service fees:
Class ADV	5	993	—	5
Class S	149,547	842,954	98,328	211,066
Class S2	8,484	83,951	13,131	26,486
Administrative service fees	89,524	—	—	—
Shareholder reporting expense	8,326	—	—	—
Registration fees	4,430	—	—	—
Professional fees	5,043	—	—	—
Custody and accounting expense	22,581	—	—	—
Trustee fees	1,448	20,068	2,692	8,242
Offering expense	138	—	—	—
Miscellaneous expense	4,379	—	—	—

Total expenses	1,010,101	3,275,407	646,842	1,142,959
Net waived and reimbursed fees	(50,632)	(18,496)	(87,867)	(5,599)

Net expenses	959,469	3,256,911	558,975	1,137,360

Net investment income (loss)	1,169,806	1,567,167	(94,911)	1,239,831

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:

Net realized gain (loss) on:
Investments**	415,191	35,807,533	7,003,249	15,783,682
Foreign currency related transactions	(213,656)	(28,831)	4,024	100,031

Net realized gain on investments and foreign currency related transactions	201,535	35,778,702	7,007,273	15,883,713

Net change in unrealized appreciation or depreciation on:
Investments	(10,643,414)	90,091,102	(856,697)	2,809,986
Foreign currency related transactions	(30,814)	605	174	2,456

Net change in unrealized appreciation or depreciation on investments	(10,674,228)	90,091,707	(856,523)	2,812,442

Net realized and unrealized gain (loss) on investments and foreign currency related transactions	(10,472,693)	125,870,409	6,150,750	18,696,155

Increase (decrease) in net assets resulting from operations	$(9,302,887)	$127,437,576	$6,055,839	$19,935,986

* Foreign taxes withheld	$214,169	$208,881	$33,456	$210,315
** Net of foreign tax on sale of Indian investments	$—	$—	$—	$34,995
(1) Affiliated income	$—	$227,613	$12,729	$17,438

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

		ING	ING
	ING	JPMorgan	JPMorgan	ING
	Janus	Emerging	Small Cap	JPMorgan Value
	Contrarian	Markets Equity	Core Equity	Opportunities
	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,400,932	$9,243,315	$3,523,157	$3,951,203
Interest	571,783	574,442	316,482	209,924
Securities lending income	122,699	225,881	101,411	—

Total investment income	3,095,414	10,043,638	3,941,050	4,161,127

EXPENSES:
Investment management fees	—	—	—	734,130
Unified fees	1,420,748	5,198,204	1,970,561	—
Distribution and service fees
Class ADV	3	4,820	10,092	45
Class S	454,535	728,608	327,556	99,798
Class S2	47,292	90,599	140,565	4,854
Transfer agent fees	—	—	—	362
Administrative service fees	—	—	—	183,531
Shareholder reporting expense	—	—	—	19,547
Registration fees	—	—	—	27
Professional fees	—	—	—	11,358
Custody and accounting expense	—	—	—	19,005
Trustee fees	4,630	29,152	21,727	7,956
Miscellaneous expense	—	—	—	6,397

Total expenses	1,927,208	6,051,383	2,470,501	1,087,010
Net waived and reimbursed fees	(15,094)	(19,210)	(86,075)	(10,835)
Brokerage commission recapture	(30,777)	—	(542)	—

Net expenses	1,881,337	6,032,173	2,383,884	1,076,175

Net investment income	1,214,077	4,011,465	1,557,166	3,084,952

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, FUTURES, AND WRITTEN OPTIONS:

Net realized gain (loss) on:
Investments	109,728,737	12,212,958	22,278,598	27,924,146
Foreign currency related transactions	(1,134,327)	(253,763)	—	—
Futures	—	—	428,241	—

Net realized gain on investments, foreign currency related transactions, and futures	108,594,410	11,959,195	22,706,839	27,924,146

Net change in unrealized appreciation or depreciation on:
Investments, net of foreign taxes	(70,837,347)	106,138,661	15,548,988	(3,188,616)
Foreign currency related transactions	(395,590)	22,296	—	—
Futures and written options	(2,831)	—	(120,563)	—

Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, and written options	(71,235,768)	106,160,957	15,428,425	(3,188,616)

Net realized and unrealized gain on investments, foreign currency related transactions, futures, and written options	37,358,642	118,120,152	38,135,264	24,735,530

Increase in net assets resulting from operations	$38,572,719	$122,131,617	$39,692,430	$27,820,482

* Foreign taxes withheld	$58,870	$1,066,825	$1,157	$19,222

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

		ING	ING
	ING	Legg	Limited
	Julius Baer	Mason	Maturity	ING
	Foreign	Value	Bond	Liquid Assets
	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$30,676,681	$3,579,119	$44,770	$—
Interest(1)	643,205	130,129	12,492,189	30,857,051
Securities lending income	995,141	—	98,363	909

Total investment income	32,315,027	3,709,248	12,635,322	30,857,960

EXPENSES:
Unified fees	8,133,276	3,385,249	672,484	1,554,783

Distribution and service fees:
Class ADV	4,441	28,058	5	—
Class S	1,003,626	545,847	350,040	1,060,513
Class S2	193,168	74,527	3	64,936
Trustee fees	44,806	24,005	15,352	39,961

Total expenses	9,379,317	4,057,686	1,037,884	2,720,193
Net waived and reimbursed fees	(39,783)	(20,653)	(8,329)	(13,050)
Brokerage commission recapture	(5,842)	(44,565)	—	—

Net expenses	9,333,692	3,992,468	1,029,555	2,707,143

Net investment income (loss)	22,981,335	(283,220)	11,605,767	28,150,817

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND FUTURES:

Net realized gain (loss) on:
Investments	115,731,297	10,393,432	(900,702)	18,237
Foreign currency related transactions	(8,713,722)	(743)	—	—
Futures	—	—	(278,096)	—

Net realized gain (loss) on investments, foreign currency related transactions, and futures	107,017,575	10,392,689	(1,178,798)	18,237

Net change in unrealized appreciation or depreciation on:
Investments	95,639,463	34,380,337	(722,565)	—
Foreign currency related transactions	(2,222,106)	147	—	—
Futures	—	—	130,707	—

Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, and futures	93,417,357	34,380,484	(591,858)	—

Net realized and unrealized gain (loss) on investments, foreign currency related transactions, and futures	200,434,932	44,773,173	(1,770,656)	18,237

Increase in net assets resulting from operations	$223,416,267	$44,489,953	$9,835,111	$28,169,054

* Foreign taxes withheld	$3,970,017	$—	$1,643	$—
(1) Affiliated income	$—	$—	$545,020	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

		ING
	ING	Marsico	ING	ING
	Marsico	International	MFS	MFS
	Growth	Opportunities	Total Return	Utilities
	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$4,439,566	$5,971,224	$9,802,498	$6,080,955
Interest	119,173	316,496	16,919,911	665,017
Securities lending income	138,909	10,493	186,954	—

Total investment income	4,697,648	6,298,213	26,909,363	6,745,972

EXPENSES:
Investment management fees	—	1,068,114	—	1,155,243
Unified fees	3,527,207	—	5,113,205	—

Distribution and service fees:
Class ADV	47,010	61,871	23,470	1,260
Class S	992,999	292,933	1,746,994	470,722
Class S2	64,310	4	140,986	4
Transfer agent fees	—	290	—	272
Administrative service fees	—	197,797	—	192,538
Shareholder reporting expense	—	35,750	—	22,888
Registration fees	—	44	—	19
Professional fees	—	16,614	—	16,290
Custody and accounting expense	—	81,963	—	41,655
Trustee fees	27,781	6,760	49,613	4,723
Miscellaneous expense	—	4,883	—	5,020

Total expenses	4,659,307	1,767,023	7,074,268	1,910,634
Net waived and reimbursed fees	(22,411)	(85,916)	(33,109)	(252)
Brokerage commission recapture	—	—	(52,233)	(54,737)

Net expenses	4,636,896	1,681,107	6,988,926	1,855,645

Net investment income	60,752	4,617,106	19,920,437	4,890,327

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:

Net realized gain (loss) on:
Investments	54,588,781	28,316,501	81,899,087	30,374,985
Foreign currency related transactions	(44)	(181,181)	(9,908)	(81,476)

Net realized gain on investments and foreign currency related transactions	54,588,737	28,135,320	81,889,179	30,293,509

Net change in unrealized appreciation or depreciation on:
Investments	(1,113,234)	(2,753,776)	(9,384,427)	28,571,776
Foreign currency related transactions	(13)	11,463	(1,343)	(539,903)

Net change in unrealized appreciation or depreciation on investments	(1,113,247)	(2,742,313)	(9,385,770)	28,031,873

Net realized and unrealized gain on investments and foreign currency related transactions	53,475,490	25,393,007	72,503,409	58,325,382

Increase in net assets resulting from operations	$53,536,242	$30,010,113	$92,423,846	$63,215,709

* Foreign taxes withheld	$144,704	$634,238	$122,634	$251,728

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS (UNAUDITED)

	ING	ING	ING	ING
	Oppenheimer	PIMCO	PIMCO	Pioneer
	Main Street	Core Bond	High Yield	Equity Income
	Portfolio®	Portfolio	Portfolio	Portfolio

	Six Months Ended	Six Months Ended	Six Months Ended	May 11, 2007(1)
	June 30,	June 30,	June 30,	to June 30,
	2007	2007	2007	2007

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$5,336,263	$165,146	$19,415	$4,713
Interest	38,908	38,977,424	28,683,285	218
Securities lending income	31,547	10,169	175,453	—

Total investment income	5,406,718	39,152,739	28,878,153	4,931

EXPENSES:
Investment management fees	—	—	—	864
Unified fees	1,732,582	4,386,672	1,870,574	—

Distribution and service fees:
Class ADV	5	5	13	—
Class S	666,595	825,202	883,268	—
Class S2	13,161	107,314	3	—
Transfer agent fees	—	—	—	7
Administrative service fees	—	—	—	133
Shareholder reporting expense	—	—	—	43
Professional fees	—	—	—	40
Custody and accounting expense	—	—	—	27
Trustee fees	18,975	43,008	28,537	13
Miscellaneous expense	—	—	—	3
Interest expense	—	95,425	—	—

Total expenses	2,431,318	5,457,626	2,782,395	1,130
Net waived and reimbursed fees	(2,651)	(21,606)	(3)	(198)

Net expenses	2,428,667	5,436,020	2,782,392	932

Net investment income	2,978,051	33,716,719	26,095,761	3,999

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, FUTURES, SWAPS AND WRITTEN OPTIONS:

Net realized gain (loss) on:
Investments	33,886,968	(6,940,634)	5,227,518	(811)
Foreign currency related transactions	7	3,236,671	625,144	—
Futures, swaps, and written options	—	(4,831,575)	(120,405)	—

Net realized gain (loss) on investments, foreign currency related transactions, futures, swaps, and written options	33,886,975	(8,535,538)	5,732,257	(811)

Net change in unrealized appreciation or depreciation on:
Investments	(347,432)	(21,909,374)	(16,827,798)	(18,460)
Foreign currency related transactions	31	(1,972,525)	(431,291)	—
Futures, swaps, and written options	—	8,387,147	140,204	—

Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, swaps, and written options	(347,401)	(15,494,752)	(17,118,885)	(18,460)

Net realized and unrealized gain (loss) on investments, foreign currency related transactions, futures, swaps, and written options	33,539,574	(24,030,290)	(11,386,628)	(19,271)

Increase (decrease) in net assets resulting from operations	$36,517,625	$9,686,429	$14,709,133	$(15,272)

* Foreign taxes withheld	$17	$—	$—	$—

(1)	Commencement of operations

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

	ING	ING		ING
	Pioneer	Pioneer	ING	VP Index Plus
	Fund	Mid Cap Value	Stock Index	International Equity
	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld* (2)	$1,212,629	$5,236,096	$3,829,986	$10,790,706
Interest(1)	27,729	530,152	309,713	119,034
Securities lending income	—	56,208	7,148	26,234

Total investment income	1,240,358	5,822,456	4,146,847	10,935,974

EXPENSES:
Investment management fees	—	—	—	1,234,502
Unified fees	485,754	2,713,398	539,110	—

Distribution and service fees:
Class ADV	5	6	—	5
Class S	123,023	839,088	53	174,936
Class S2	5	5	—	2,260
Transfer agent fees	—	—	—	362
Administrative service fees	—	—	—	274,331
Shareholder reporting expense	—	—	—	19,229
Professional fees	—	—	—	16,847
Custody and accounting expense	—	—	—	53,727
Trustee fees	3,463	21,106	12,517	5,352
Miscellaneous expense	—	—	—	3,935

Total expenses	612,250	3,573,603	551,680	1,785,486
Net waived and reimbursed fees	(29,529)	(2)	(3,725)	(100,809)
Brokerage commission recapture	(171)	(27,714)	—	—

Net expenses	582,550	3,545,887	547,955	1,684,677

Net investment income	657,808	2,276,569	3,598,892	9,251,297

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND FUTURES:

Net realized gain (loss) on:
Investments	1,580,839	24,593,080	1,803,077	44,594,185
Foreign currency related transactions	317	—	—	(265,466)
Futures	—	—	513,349	—

Net realized gain on investments, foreign currency related transactions, and futures	1,581,156	24,593,080	2,316,426	44,328,719

Net change in unrealized appreciation or depreciation on:
Investments	7,879,108	75,741,981	21,663,682	6,295,309
Foreign currency related transactions	2	—	—	(40,748)
Futures	—	—	(49,990)	—

Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, and futures	7,879,110	75,741,981	21,613,692	6,254,561

Net realized and unrealized gain on investments, foreign currency related transactions, and futures	9,460,266	100,335,061	23,930,118	50,583,280

Increase in net assets resulting from operations	$10,118,074	$102,611,630	$27,529,010	$59,834,577

* Foreign taxes withheld	$15,148	$—	$11	$1,156,503
(1) Affiliated income	$—	$—	$241,165	$—

(2)	Dividends at June 30, 2007 include dividends from affiliates of $58,041 for ING VP Index Plus International Equity Portfolio

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Disciplined
	Small Cap Value Portfolio		ING EquitiesPlus Portfolio

	Six Months		Six Months
	Ended	April 28, 2006(1)	Ended	April 28, 2006(1)
	June 30,	to December 31,	June 30,	to December 31,
	2007	2006	2007	2006

FROM OPERATIONS:
Net investment income	$1,387,175	$633,661	$3,078,476	$4,187,570
Net realized gain on investments, futures, and swaps	4,058,347	553,725	3,445,737	6,304,286
Net change in unrealized appreciation or depreciation on investments, futures, and swaps	(658,106)	4,259,068	1,826,047	(65,545)

Net increase in net assets resulting from operations	4,787,416	5,446,454	8,350,260	10,426,311

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	117,270,641	58,325,452	298,655	142,008,316
Cost of shares redeemed	(3,475,628)	(2,348,481)	(16,577,501)	(22,736,122)

Net increase (decrease) in net assets resulting from capital share transactions	113,795,013	55,976,971	(16,278,846)	119,272,194

Net increase (decrease) in net assets	118,582,429	61,423,425	(7,928,586)	129,698,505

NET ASSETS:
Beginning of period	61,423,425	—	129,698,505	—

End of period	$180,005,854	$61,423,425	$121,769,919	$129,698,505

Undistributed net investment income at end of period	$1,994,850	$607,675	$7,543,970	$4,465,494

(1)	Commencement of operations

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Evergreen
	Health Sciences Portfolio		ING Evergreen Omega Portfolio

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

FROM OPERATIONS:
Net investment income	$605,588	$258,564	$407,326	$607,413
Net realized gain on investments and foreign currency related transactions	6,875,606	7,947,592	4,478,493	4,338,797
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	2,619,773	16,002,500	15,021,816	6,494,247

Net increase in net assets resulting from operations	10,100,967	24,208,656	19,907,635	11,440,457

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net realized gains:
Class I	—	(1,210)	—	—
Class S	—	(73,987)	—	—

Total distributions	—	(75,197)	—	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	21,548,419	51,804,678	3,048,960	10,672,691
Dividends reinvested	—	75,197	—	—

	21,548,419	51,879,875	3,048,960	10,672,691
Cost of shares redeemed	(23,530,834)	(36,485,688)	(20,008,935)	(36,684,681)

Net increase (decrease) in net assets resulting from capital share transactions	(1,982,415)	15,394,187	(16,959,975)	(26,011,990)

Net increase (decrease) in net assets	8,118,552	39,527,646	2,947,660	(14,571,533)

NET ASSETS:
Beginning of period	206,183,079	166,655,433	202,183,759	216,755,292

End of period	$214,301,631	$206,183,079	$205,131,419	$202,183,759

Undistributed net investment income at end of period	$888,044	$282,456	$1,027,447	$620,121

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Global Real Estate Portfolio		ING Global Resources Portfolio

	Six Months		Six Months
	Ended	January 3, 2006(1)	Ended	Year Ended
	June 30,	to December 31,	June 30,	December 31,
	2007	2006	2007	2006

FROM OPERATIONS:
Net investment income	$1,169,806	$886,512	$1,567,167	$1,219,082
Net realized gain on investments and foreign currency related transactions	201,535	900,319	35,778,702	84,586,657
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(10,674,228)	21,275,342	90,091,707	2,858,009

Net increase (decrease) in net assets resulting from operations	(9,302,887)	23,062,173	127,437,576	88,663,748

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class ADV	—	(22)	—	—
Class I	—	(825,969)	—	(56,024)
Class S	—	(1,393,024)	—	(834,765)
Class S2	—	(23,556)	—	(28,320)

Net realized gains:
Class ADV	—	(9)	—	—
Class I	—	(321,283)	—	(2,219,713)
Class S	—	(570,081)	—	(59,667,610)
Class S2	—	(13,125)	—	(3,599,731)

Total distributions	—	(3,147,069)	—	(66,406,163)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	151,656,725	149,052,010	115,512,703	183,367,063
Proceeds issued in merger (Note 13)	—	—	118,165,700	—
Dividends reinvested	—	3,033,259	—	66,406,163

	151,656,725	152,085,269	233,678,403	249,773,226
Cost of shares redeemed	(27,309,377)	(45,268,405)	(73,537,626)	(91,414,165)

Net increase in net assets resulting from capital share transactions	124,347,348	106,816,864	160,140,777	158,359,061

Net increase in net assets	115,044,461	126,731,968	287,578,353	180,616,646

NET ASSETS:
Beginning of period	126,731,968	—	591,970,515	411,353,869

End of period	$241,776,429	$126,731,968	$879,548,868	$591,970,515

Undistributed net investment income at end of period	$4,269,615	$3,099,809	$1,691,902	$124,735

(1)	Commencement of operations

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Global Technology		ING International Growth
	Portfolio		Opportunities Portfolio

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

FROM OPERATIONS:
Net investment income (loss)	$(94,911)	$(685,052)	$1,239,831	$2,044,603
Net realized gain on investments and foreign currency related transactions	7,007,273	2,547,653	15,883,713	32,334,120
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(856,523)	5,432,711	2,812,442	1,699,970

Net increase in net assets resulting from operations	6,055,839	7,295,312	19,935,986	36,078,693

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class I	—	—	—	(18)
Class S	—	—	—	(2,842,301)
Class S2	—	—	—	(158,249)

Net realized gains:
Class I	—	(94)	—	(131)
Class S	—	(6,991,390)	—	(23,610,981)
Class S2	—	(659,783)	—	(1,407,776)

Total distributions	—	(7,651,267)	—	(28,019,456)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	11,784,423	25,515,497	10,184	348,198
Dividends reinvested	—	7,651,267	—	28,019,305

	11,784,423	33,166,764	10,184	28,367,503
Cost of shares redeemed	(16,799,345)	(24,319,352)	(22,621,149)	(42,675,441)

Net increase (decrease) in net assets resulting from capital share transactions	(5,014,922)	8,847,412	(22,610,965)	(14,307,938)

Net increase (decrease) in net assets	1,040,917	8,491,457	(2,674,979)	(6,248,701)

NET ASSETS:
Beginning of period	87,671,593	79,180,136	183,017,008	189,265,709

End of period	$88,712,510	$87,671,593	$180,342,029	$183,017,008

Undistributed net investment income (accumulated net investment loss) at end of period	$(94,911)	$—	$3,162,123	$1,922,292

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

			ING JPMorgan Emerging
	ING Janus Contrarian Portfolio		Markets Equity Portfolio

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

FROM OPERATIONS:
Net investment income	$1,214,077	$602,523	$4,011,465	$4,052,206
Net realized gain on investments and foreign currency related transactions	108,594,410	11,741,787	11,959,195	3,530,316
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, and written options	(71,235,768)	13,064,931	106,160,957	170,054,003

Net increase in net assets resulting from operations	38,572,719	25,409,241	122,131,617	177,636,525

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class ADV	—	—	—	(110)
Class I	—	(6)	—	(846,604)
Class S	—	(490,716)	—	(2,197,961)
Class S2	—	(18,918)	—	(134,411)

Net realized gains:
Class ADV	—	—	—	(198)
Class I	—	(43)	—	(1,521,985)
Class S	—	(4,892,089)	—	(4,958,973)
Class S2	—	(225,544)	—	(329,591)

Total distributions	—	(5,627,316)	—	(9,989,833)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	138,145,419	66,578,499	162,064,288	384,101,754
Proceeds issued in merger (Note 13)	404,457,199	—	—	—
Dividends reinvested	—	5,627,266	—	9,989,833

	542,602,618	72,205,765	162,064,288	394,091,587
Cost of shares redeemed	(22,356,779)	(19,497,881)	(92,560,851)	(195,928,067)

Net increase in net assets resulting from capital share transactions	520,245,839	52,707,884	69,503,437	198,163,520

Net increase in net assets	558,818,558	72,489,809	191,635,054	365,810,212

NET ASSETS:
Beginning of period	158,169,983	85,680,174	785,701,233	419,891,021

End of period	$716,988,541	$158,169,983	$977,336,287	$785,701,233

Undistributed net investment income at end of period	$1,331,020	$116,943	$14,406,311	$10,394,846

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING JPMorgan Small Cap Core		ING JPMorgan Value
	Equity Portfolio		Opportunities Portfolio

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

FROM OPERATIONS:
Net investment income	$1,557,166	$1,196,232	$3,084,952	$5,317,725
Net realized gain on investments and futures	22,706,839	23,553,143	27,924,146	19,699,204
Net change in unrealized appreciation or depreciation on investments and futures	15,428,425	29,753,184	(3,188,616)	29,933,828

Net increase in net assets resulting from operations	39,692,430	54,502,559	27,820,482	54,950,757

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class ADV	—	—	—	(53)
Class I	—	(89,801)	—	(1,636,834)
Class S	—	—	—	(189,768)
Class S2	—	—	—	(7,915)

Net realized gains:
Class ADV	—	(23,831)	—	(84)
Class I	—	(3,339,610)	—	(2,594,840)
Class S	—	(5,335,071)	—	(607,346)
Class S2	—	(1,261,420)	—	(14,360)

Total distributions	—	(10,049,733)	—	(5,051,200)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	37,877,098	129,205,799	62,504,964	209,187,279
Dividends reinvested	—	10,049,733	—	5,051,200

	37,877,098	139,255,532	62,504,964	214,238,479
Cost of shares redeemed	(45,310,240)	(68,502,751)	(55,869,942)	(198,809,854)

Net increase (decrease) in net assets resulting from capital share transactions	(7,433,142)	70,752,781	6,635,022	15,428,625

Net increase in net assets	32,259,288	115,205,607	34,455,504	65,328,182

NET ASSETS:
Beginning of period	436,266,614	321,061,007	345,691,150	280,362,968

End of period	$468,525,902	$436,266,614	$380,146,654	$345,691,150

Undistributed net investment income at end of period	$2,607,243	$1,050,077	$8,300,720	$5,215,768

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Julius Baer Foreign Portfolio		ING Legg Mason Value Portfolio

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

FROM OPERATIONS:
Net investment income (loss)	$22,981,335	$12,303,089	$(283,220)	$(859,326)
Net realized gain on investments and foreign currency related transactions	107,017,575	125,731,761	10,392,689	12,616,827
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	93,417,357	181,930,052	34,380,484	46,297,431

Net increase in net assets resulting from operations	223,416,267	319,964,902	44,489,953	58,054,932

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net realized gains:
Class ADV	—	—	—	(21,642)
Class I	—	(69,906)	—	(873,240)
Class S	—	(60,734)	—	(1,436,016)
Class S2	—	(7,801)	—	(95,195)

Total distributions	—	(138,441)	—	(2,426,093)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	385,661,266	1,218,332,936	156,764,436	428,608,484
Dividends reinvested	—	138,441	—	2,426,093

	385,661,266	1,218,471,377	156,764,436	431,034,577
Cost of shares redeemed	(181,469,331)	(734,575,687)	(89,959,935)	(244,477,735)

Net increase in net assets resulting from capital share transactions	204,191,935	483,895,690	66,804,501	186,556,842

Net increase in net assets	427,608,202	803,722,151	111,294,454	242,185,681

NET ASSETS:
Beginning of period	1,666,624,232	862,902,081	863,285,366	621,099,685

End of period	$2,094,232,434	$1,666,624,232	$974,579,820	$863,285,366

Undistributed net investment income (accumulated net investment loss) at end of period	$25,009,588	$2,028,253	$(283,109)	$111

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Limited Maturity Bond		ING Liquid Assets
	Portfolio		Portfolio

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

FROM OPERATIONS:
Net investment income	$11,605,767	$14,677,716	$28,150,817	$46,245,896
Net realized gain (loss) on investments and futures	(1,178,798)	(2,709,785)	18,237	60,558
Net change in unrealized appreciation or depreciation on investments and futures	(591,858)	1,020,659	—	—

Net increase in net assets resulting from operations	9,835,111	12,988,590	28,169,054	46,306,454

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class ADV	—	(39)	—	—
Class I	—	(444,234)	(6,945,154)	(8,812,199)
Class S	—	(11,509,849)	(20,595,375)	(36,649,331)
Class S2	—	(39)	(610,288)	(784,366)

Total distributions	—	(11,954,161)	(28,150,817)	(46,245,896)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	374,956,259	185,542,580	725,837,256	928,404,136
Proceeds issued in merger (Note 13)	—	—	—	5,717,815
Dividends reinvested	—	11,954,083	23,538,369	46,087,873

	374,956,259	197,496,663	749,375,625	980,209,824
Cost of shares redeemed	(127,454,864)	(87,921,460)	(554,417,704)	(811,650,364)

Net increase in net assets resulting from capital share transactions	247,501,395	109,575,203	194,957,921	168,559,460

Net increase in net assets	257,336,506	110,609,632	194,976,158	168,620,018

NET ASSETS:
Beginning of period	414,149,253	303,539,621	992,229,643	823,609,625

End of period	$671,485,759	$414,149,253	$1,187,205,801	$992,229,643

Undistributed net investment income at end of period	$26,312,423	$14,706,656	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

			ING Marsico International
	ING Marsico Growth Portfolio		Opportunities Portfolio

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

FROM OPERATIONS:
Net investment income	$60,752	$4,410	$4,617,106	$2,040,562
Net realized gain on investments and foreign currency related transactions	54,588,737	84,284,296	28,135,320	26,910,897
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(1,113,247)	(39,513,732)	(2,742,313)	33,052,353

Net increase in net assets resulting from operations	53,536,242	44,774,974	30,010,113	62,003,812

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class ADV	—	—	—	(13,482)
Class I	—	—	—	(71,278)
Class S	—	—	—	(47,561)

Net realized gains:
Class ADV	—	—	—	(49,349)
Class I	—	—	—	(260,905)
Class S	—	—	—	(527,245)

Total distributions	—	—	—	(969,820)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	53,789,451	95,129,752	67,576,161	221,372,704
Dividends reinvested	—	—	—	969,820

	53,789,451	95,129,752	67,576,161	222,342,524
Cost of shares redeemed	(107,817,586)	(153,479,472)	(55,550,250)	(100,474,257)

Net increase (decrease) in net assets resulting from capital share transactions	(54,028,135)	(58,349,720)	12,025,911	121,868,267

Net increase (decrease) in net assets	(491,893)	(13,574,746)	42,036,024	182,902,259

NET ASSETS:
Beginning of period	913,338,701	926,913,447	377,859,450	194,957,191

End of period	$912,846,808	$913,338,701	$419,895,474	$377,859,450

Undistributed net investment income at end of period	$72,606	$11,854	$8,787,740	$4,170,634

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING MFS Total Return Portfolio		ING MFS Utilities Portfolio

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

FROM OPERATIONS:
Net investment income	$19,920,437	$42,905,601	$4,890,327	$4,431,014
Net realized gain on investments and foreign currency related transactions	81,889,179	87,990,167	30,293,509	13,612,723
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(9,385,770)	52,300,409	28,031,873	43,670,388

Net increase in net assets resulting from operations	92,423,846	183,196,177	63,215,709	61,714,125

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class ADV	—	(129,714)	—	—
Class I	—	(4,218,612)	—	(10,237)
Class S	—	(32,599,170)	—	(200,429)
Class S2	—	(1,147,516)	—	—

Net realized gains:
Class ADV	—	(276,095)	—	—
Class I	—	(7,276,201)	—	(27,270)
Class S	—	(62,647,359)	—	(950,520)
Class S2	—	(2,285,294)	—	—

Total distributions	—	(110,579,961)	—	(1,188,456)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	31,869,476	37,050,876	151,192,808	115,597,971
Dividends reinvested	—	110,579,959	—	1,188,456

	31,869,476	147,630,835	151,192,808	116,786,427
Cost of shares redeemed	(145,371,059)	(299,305,614)	(42,473,125)	(37,736,137)

Net increase (decrease) in net assets resulting from capital share transactions	(113,501,583)	(151,674,779)	108,719,683	79,050,290

Net increase (decrease) in net assets	(21,077,737)	(79,058,563)	171,935,392	139,575,959

NET ASSETS:
Beginning of period	1,613,820,552	1,692,879,115	313,875,599	174,299,640

End of period	$1,592,742,815	$1,613,820,552	$485,810,991	$313,875,599

Undistributed net investment income at end of period	$63,476,675	$43,556,238	$7,652,005	$2,761,678

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Oppenheimer
	Main Street Portfolio®		ING PIMCO Core Bond Portfolio

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

FROM OPERATIONS:
Net investment income	$2,978,051	$5,186,179	$33,716,719	$49,555,325
Net realized gain (loss) on investments, foreign currency related transactions, futures, swaps, and written options	33,886,975	42,937,384	(8,535,538)	5,260,253
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, swaps, and written options	(347,401)	28,959,141	(15,494,752)	3,621,850

Net increase in net assets resulting from operations	36,517,625	77,082,704	9,686,429	58,437,428

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class ADV	—	(13)	—	(29)
Class I	—	(57,479)	—	(16,374,676)
Class S	—	(5,754,622)	—	(15,573,910)
Class S2	—	(50,432)	—	(961,641)

Total distributions	—	(5,862,546)	—	(32,910,256)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	13,712,882	20,078,081	247,463,702	977,637,086
Dividends reinvested	—	5,862,533	—	32,910,198

	13,712,882	25,940,614	247,463,702	1,010,547,284
Cost of shares redeemed	(63,106,249)	(109,336,263)	(224,698,626)	(650,545,290)

Net increase (decrease) in net assets resulting from capital share transactions	(49,393,367)	(83,395,649)	22,765,076	360,001,994

Net increase (decrease) in net assets	(12,875,742)	(12,175,491)	32,451,505	385,529,166

NET ASSETS:
Beginning of period	553,746,649	565,922,140	1,480,816,015	1,095,286,849

End of period	$540,870,907	$553,746,649	$1,513,267,520	$1,480,816,015

Undistributed net investment income at end of period	$8,163,039	$5,184,988	$84,780,366	$51,063,647

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

			ING Pioneer Equity
	ING PIMCO High Yield Portfolio		Income Portfolio

	Six Months
	Ended	Year Ended	May 11, 2007(1)
	June 30,	December 31,	to June 30,
	2007	2006	2007

FROM OPERATIONS:
Net investment income	$26,095,761	$54,107,727	$3,999
Net realized gain (loss) on investments, foreign currency related transactions, and swaps	5,732,257	1,477,085	(811)
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, and swaps	(17,118,885)	13,238,305	(18,460)

Net increase (decrease) in net assets resulting from operations	14,709,133	68,823,117	(15,272)

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class ADV	(84)	(71)	—
Class I	(1,994,411)	(6,137,382)	—
Class S	(24,477,592)	(46,152,315)	—
Class S2	(34)	—	—

Net realized gains:
Class I	—	(1,013,297)	—
Class S	—	(6,017,712)	—

Total distributions	(26,472,121)	(59,320,777)	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	97,920,780	335,693,583	1,053,482
Dividends reinvested	21,691,753	58,754,152	—

	119,612,533	394,447,735	1,053,482
Cost of shares redeemed	(212,228,332)	(275,392,287)	(1,016)

Net increase (decrease) in net assets resulting from capital share transactions	(92,615,799)	119,055,448	1,052,466

Net increase (decrease) in net assets	(104,378,787)	128,557,788	1,037,194

NET ASSETS:
Beginning of period	851,383,934	722,826,146	—

End of period	$747,005,147	$851,383,934	$1,037,194

Undistributed net investment income (distributions in excess of net investment income) at end of period	$(253,135)	$123,225	$3,999

(1)	Commencement of operations

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

			ING Pioneer Mid Cap
	ING Pioneer Fund Portfolio		Value Portfolio

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

FROM OPERATIONS:
Net investment income	$657,808	$1,310,328	$2,276,569	$5,122,225
Net realized gain on investments and foreign currency related transactions	1,581,156	2,857,984	24,593,080	46,113,784
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	7,879,110	13,978,004	75,741,981	33,553,036

Net increase in net assets resulting from operations	10,118,074	18,146,316	102,611,630	84,789,045

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class I	—	—	—	(303,229)
Class S	—	—	—	(1,182,928)

Net realized gains:
Class I	—	—	—	(274,915)
Class S	—	—	—	(1,575,492)

Total distributions	—	—	—	(3,336,564)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,157,471	20,646,453	134,153,844	161,990,120
Dividends reinvested	—	—	—	3,336,564

	6,157,471	20,646,453	134,153,844	165,326,684
Cost of shares redeemed	(13,833,577)	(19,273,784)	(37,275,366)	(172,578,727)

Net increase (decrease) in net assets resulting from capital share transactions	(7,676,106)	1,372,669	96,878,478	(7,252,043)

Net increase in net assets	2,441,968	19,518,985	199,490,108	74,200,438

NET ASSETS:
Beginning of period	130,313,763	110,794,778	768,213,634	694,013,196

End of period	$132,755,731	$130,313,763	$967,703,742	$768,213,634

Undistributed net investment income at end of period	$1,979,049	$1,321,241	$7,379,810	$5,103,241

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

			ING VP Index Plus International
	ING Stock Index Portfolio		Equity Portfolio

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

FROM OPERATIONS:
Net investment income	$3,598,892	$6,929,175	$9,251,297	$3,895,256
Net realized gain on investments, foreign currency related transactions, and futures	2,316,426	10,999,185	44,328,719	8,528,780
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, and futures	21,613,692	39,868,479	6,254,561	32,664,243

Net increase in net assets resulting from operations	27,529,010	57,796,839	59,834,577	45,088,279

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class ADV	—	—	—	(10)
Class I	—	(6,315,007)	—	(3,171,137)
Class S	—	—	—	(1,094,411)
Class S2	—	—	—	(3,085)

Net realized gains:
Class ADV	—	—	—	(19)
Class I	—	(3,096,624)	—	(5,605,605)
Class S	—	—	—	(2,389,679)
Class S2	—	—	—	(13,931)

Total distributions	—	(9,411,631)	—	(12,277,877)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	23,518,318	53,035,836	255,649,300	504,752,799
Dividends reinvested	—	9,411,631	—	12,277,849

	23,518,318	62,447,467	255,649,300	517,030,648
Cost of shares redeemed	(26,754,554)	(93,414,766)	(43,338,738)	(193,005,352)

Net increase (decrease) in net assets resulting from capital share transactions	(3,236,236)	(30,967,299)	212,310,562	324,025,296

Net increase in net assets	24,292,774	17,417,909	272,145,139	356,835,698

NET ASSETS:
Beginning of period	405,602,044	388,184,135	387,315,278	30,479,580

End of period	$429,894,818	$405,602,044	$659,460,417	$387,315,278

Undistributed net investment income at end of period	$10,472,777	$6,873,885	$9,437,289	$185,992

See Accompanying Notes to Financial Statements

ING DISCIPLINED SMALL CAP VALUE PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class I

	Six Months	April 28,
	Ended	2006(1) to
	June 30,	December 31,
	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$10.97	10.00

Income from investment operations:
Net investment income	$0.12	0.11
Net realized and unrealized gain on investments	$0.36	0.86
Total from investment operations	$0.48	0.97
Net asset value, end of period	$11.45	10.97

Total Return(2)%	4.38	9.70

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$180,006	61,423

Ratios to average net assets:
Expenses(3)(4)%	0.68	0.75
Net investment income(3)(4)%	2.08	1.86
Portfolio turnover rate %	82	163

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of dividends at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

See Accompanying Notes to Financial Statements

ING EQUITIESPLUS PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class ADV		Class I

	Six Months	December 29,	Six Months	December 29,
	Ended	2006(1) to	Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$10.83	10.83	10.85	10.85

Income (loss) from investment operations:
Net investment income (loss)	$0.25	(0.00)**	0.28	(0.00)**
Net realized and unrealized gain on investments, futures and swaps	$0.48	—	0.50	—
Total from investment operations	$0.73	(0.00)**	0.78	(0.00)**
Net asset value, end of period	$11.56	10.83	11.63	10.85

Total Return(2)%	6.74	—	7.19	—

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1	1	1

Ratios to average net assets:
Gross expenses prior to expense waiver(3)(5)%	1.22	1.22	0.47	0.47
Net expenses after expense waiver(3)(4)(5)(6)%	1.00	1.00	0.40	0.40
Net investment income (loss) after expense waiver (3)(4)(5)(6)%	4.77	(1.00)	5.36	(0.40)
Portfolio turnover rate %	52	146	52	146

	Class S		Class S2

	Six Months	April 28,	Six Months	June 1,
	Ended	2006(1) to	Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$10.86	10.00	10.84	9.77

Income from investment operations:
Net investment income	$0.28 *	0.32 *	0.27	0.28
Net realized and unrealized gain on investments, futures and swaps	$0.47	0.54	0.48	0.79
Total from investment operations	$0.75	0.86	0.75	1.07
Net asset value, end of period	$11.61	10.86	11.59	10.84

Total Return(2)%	6.91	8.60	6.92	10.95

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$121,733	129,664	35	33

Ratios to average net assets:
Gross expenses prior to expense waiver(3)(5)%	0.72	0.72	0.97	0.97
Net expenses after expense waiver(3)(4)(5)(6)%	0.65	0.65	0.80	0.80
Net investment income after expense waiver (3)(4)(5)(6)%	4.96	4.78	4.82	4.73
Portfolio turnover rate %	52	146	52	146

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.15% and 0.10% of the average daily net assets attributable to Class ADV and S2 shares, respectively, of the Portfolio related to the distribution fees. The expense waivers will continue through at least May 1, 2008. There is no guarantee that these waivers will continue after this date.

(5) Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.01% impact on the expense ratio.

(6) The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

* Calculated using average number of shares outstanding throughout the period.

** Amount is more than $(0.005).

See Accompanying Notes to Financial Statements

ING EVERGREEN HEALTH SCIENCES PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class ADV		Class I

	Six Months	December 29,	Six Months	April 28,
	Ended	2006(1) to	Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$12.17	12.17	12.20	11.24

Income (loss) from investment operations:
Net investment income (loss)	$0.01	(0.00)*	0.04	0.02
Net realized and unrealized gain on investments and foreign currency related transactions	$0.57	—	0.58	0.94
Total from investment operations	$0.58	(0.00)*	0.62	0.96

Less distributions from:
Net investment income	$—	—	—	—
Net realized gains on investments	$—	—	—	0.00 *
Total distributions	$—	—	—	0.00 *
Net asset value, end of period	$12.75	12.17	12.82	12.20

Total Return(2)%	4.77	—	5.08	8.59

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1	4,735	3,963

Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.51	1.52	0.76	0.77
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.36	1.37	0.76	0.77
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.34	1.35	0.74	0.75
Net investment income (loss) after expense waiver and brokerage commission recapture (3)(4)%	0.22	(1.35)	0.81	0.29
Portfolio turnover rate %	48	37	48	37

	Class S						Class S2

	Six Months	Year Ended				May 3,	Six Months	December 29,
	Ended	December 31,				2004(1) to	Ended	2006(1) to
	June 30,					December 31,	June 30,	December 31,
	2007	2006		2005		2004	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$12.17	10.69		10.00		10.00	12.17	12.17

Income (loss) from investment operations:
Net investment income (loss)	$0.04	0.02		0.00	*	(0.01)	0.04	(0.00)*
Net realized and unrealized gain on investments and foreign currency related transactions	$0.57	1.46		1.04		0.01	0.56	—
Total from investment operations	$0.61	1.48		1.04		—	0.60	(0.00)*

Less distributions from:
Net investment income	$—	—		0.00	*	—	—	—
Net realized gains on investments	$—	0.00	*	0.35		—	—	—
Total distributions	$—	0.00	*	0.35		—	—	—
Net asset value, end of period	$12.78	12.17		10.69		10.00	12.77	12.17

Total Return(2)%	5.01	13.89		10.41		0.00 *	4.93	—

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$209,565	202,218		166,655		31,957	1	1

Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.01	1.02		1.01		1.00	1.26	1.27
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.01	1.02		1.01		1.00	1.16	1.17
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	0.99	1.00		1.01		1.00	1.14	1.15
Net investment income (loss) after expense waiver and brokerage commission recapture (3)(4)%	0.57	0.14		(0.04)		(0.27)	0.60	(1.15)
Portfolio turnover rate %	48	37		118		88	48	37

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.15% and 0.10% of the average daily net assets attributable to Class ADV and S2 shares, respectively, of the Portfolio related to the distribution fees. The expense waivers will continue through at least May 1, 2008. There is no guarantee that these waivers will continue after this date.

* Amount is less than $0.005 or 0.005% or more than $(0.005).

See Accompanying Notes to Financial Statements

ING EVERGREEN OMEGA PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class ADV		Class I

	Six Months	December 29,	Six Months		May 2,
	Ended	2006(1) to	Ended	Year Ended	2005(1) to
	June 30,	December 31,	June 30,	December 31,	December 31,
	2007	2006	2007	2006	2005

Per Share Operating Performance:
Net asset value, beginning of period	$11.52	11.52	11.64	10.99	9.67

Income (loss) from investment operations:
Net investment income (loss)	$(0.01)	(0.00)**	0.03	0.04	0.01 *
Net realized and unrealized gain on investments	$1.15	—	1.18	0.61	1.31
Total from investment operations	$1.14	(0.00)**	1.21	0.65	1.32

Less distributions from:
Net investment income	$—	—	—	—	0.00 **
Total distributions	$—	—	—	—	0.00 **
Net asset value, end of period	$12.66	11.52	12.85	11.64	10.99

Total Return(2)%	9.90	—	10.40	5.91	13.68

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1	194,664	190,233	207,699

Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.36	1.35	0.61	0.60	0.60
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.21	1.20	0.61	0.60	0.60
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.20	1.18	0.60	0.58	0.60
Net investment income (loss) after expense waiver and brokerage commission recapture(3)(4)%	(0.22)	(1.18)	0.42	0.31	0.14
Portfolio turnover rate %	7	123	7	123	140

	Class S

	Six Months	Year Ended		May 13,
	Ended	December 31,		2004(1) to
	June 30,			December 31,
	2007	2006	2005	2004

Per Share Operating Performance:
Net asset value, beginning of period	$11.57	10.96	10.54	10.00

Income (loss) from investment operations:
Net investment income (loss)	$0.02	0.01	(0.02)	0.03
Net realized and unrealized gain on investments	$1.17	0.60	0.44	0.56
Total from investment operations	$1.19	0.61	0.42	0.59

Less distributions from:
Net investment income	$—	—	—	0.05
Total distributions	$—	—	—	0.05
Net asset value, end of period	$12.76	11.57	10.96	10.54

Total Return(2)%	10.29	5.57	3.98	5.86

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$9,082	10,618	8,096	5,670

Ratios to average net assets:
Gross expenses prior to brokerage commission recapture(3)%	0.86	0.85	0.85	0.85
Net expenses prior to brokerage commission recapture(3)(4)%	0.86	0.85	0.85	0.85
Net expenses after brokerage commission recapture(3)(4)%	0.85	0.83	0.85	0.85
Net investment income (loss) after brokerage commission recapture(3)(4)%	0.18	0.07	(0.23)	0.28
Portfolio turnover rate %	7	123	140	87

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fees. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

*  Calculated using average number of shares outstanding throughout the period.

** Amount is less than $0.005 or more than $(0.005).

See Accompanying Notes to Financial Statements

ING EVERGREEN OMEGA PORTFOLIO (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class S2

	Six Months	Year Ended		May 13,
	Ended	December 31,		2004(1) to
	June 30,			December 31,
	2007	2006	2005	2004

Per Share Operating Performance:
Net asset value, beginning of period	$11.52	10.93	10.53	10.00

Income (loss) from investment operations:
Net investment income (loss)	$0.00 *	(0.01)	(0.03)	0.02
Net realized and unrealized gain on investments	$1.17	0.60	0.43	0.56
Total from investment operations	$1.17	0.59	0.40	0.58

Less distributions from:
Net investment income	$—	—	—	0.05
Total distributions	$—	—	—	0.05
Net asset value, end of period	$12.69	11.52	10.93	10.53

Total Return(2)%	10.16	5.40	3.80	5.77

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1,384	1,331	961	317

Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.11	1.10	1.10	1.00
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.01	1.00	1.00	1.00
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.00	0.98	1.00	1.00
Net investment income (loss) after expense waiver and brokerage commission recapture (3)(4)%	0.02	(0.08)	(0.37)	0.49
Portfolio turnover rate %	7	123	140	87

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fees. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

*  Amount is less than $0.005.

See Accompanying Notes to Financial Statements

ING GLOBAL REAL ESTATE PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class ADV		Class I

	Six Months	April 28,	Six Months	January 3,
	Ended	2006(1) to	Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$13.34	11.05	13.42	10.00

Income (loss) from investment operations:
Net investment income	$0.04	0.09 *	0.11 *	0.15
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(0.30)	2.54	(0.33)	3.62
Total from investment operations	$(0.26)	2.63	(0.22)	3.77

Less distributions from:
Net investment income	$—	0.24	—	0.25
Net realized gains on investments	$—	0.10	—	0.10
Total distributions	$—	0.34	—	0.35
Net asset value, end of period	$13.08	13.34	13.20	13.42

Total Return(2)%	(1.95)	23.82	(1.64)	37.77

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1	99,764	44,706

Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.70	1.83	0.95	1.08
Net expenses after expense waiver(3)(4)(5)%	1.50	1.52	0.90	0.92
Net investment income after expense waiver (3)(4)(5)%	0.64	1.08	1.55	1.54
Portfolio turnover rate %	32	37	32	37

	Class S		Class S2

	Six Months	January 3,	Six Months	May 3,
	Ended	2006(1) to	Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$13.41	10.00	13.45	11.05

Income (loss) from investment operations:
Net investment income	$0.08 *	0.16 *	0.07 *	0.08 *
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(0.32)	3.59	(0.32)	2.60
Total from investment operations	$(0.24)	3.75	(0.25)	2.68

Less distributions from:
Net investment income	$—	0.24	—	0.18
Net realized gains on investments	$—	0.10	—	0.10
Total distributions	$—	0.34	—	0.28
Net asset value, end of period	$13.17	13.41	13.20	13.45

Total Return(2)%	(1.79)	37.54	(1.86)	24.25

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$139,010	80,218	3,002	1,807

Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.20	1.33	1.45	1.58
Net expenses after expense waiver(3)(4)(5)%	1.15	1.17	1.30	1.32
Net investment income after expense waiver (3)(4)(5)%	1.20	1.37	1.01	1.02
Portfolio turnover rate %	32	37	32	37

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.15% and 0.10% of the average daily net assets attributable to Class ADV and S2 shares, respectively, of the Portfolio related to the distribution fees. The expense waivers will continue through at least May 1, 2008. There is no guarantee that these waivers will continue after this date.

(5) The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

* Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING GLOBAL RESOURCES PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class ADV			Class I

	Six Months		December 18,	Six Months	Year Ended				July 2,
	Ended		2006(1) to	Ended	December 31,				2003(1) to
	June 30,		December 31,	June 30,					December 31,
	2007		2006	2007	2006		2005	2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$21.64		21.75	21.84	20.41		15.74	14.90	10.90

Income (loss) from investment operations:
Net investment income (loss)	$0.00	**	(0.00)**	0.07	0.10	*	0.12	0.14	0.05
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$3.74		(0.11)	3.79	4.21		5.62	0.85	4.00
Total from investment operations	$3.74		(0.11)	3.86	4.31		5.74	0.99	4.05

Less distributions from:
Net investment income	$—		—	—	0.07		0.17	0.15	0.05
Net realized gains on investments	$—		—	—	2.81		0.90	—	—
Total distributions	$—		—	—	2.88		1.07	0.15	0.05
Net asset value, end of period	$25.38		21.64	25.70	21.84		20.41	15.74	14.90

Total Return(2)%	17.28		(0.51)	17.67	21.72		38.08	6.67	37.19

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$451		181	28,348	19,960		8,870	2,420	211

Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.39	†	1.40	0.64 †	0.65		0.65	0.67	0.69
Net expenses after expense waiver(3)(4)%	1.24	†	1.25	0.64 †	0.65		0.65	0.67	0.69
Net investment income (loss) after expense waiver(3)(4)%	0.07	†	(0.79)	0.68 †	0.48		1.17	1.77	2.33
Portfolio turnover rate %	47		159	47	159		334	176	117

	Class S

	Six Months
	Ended	Year Ended December 31,
	June 30,
	2007	2006		2005	2004		2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$21.74	20.35		15.71	14.89		9.81	9.79

Income (loss) from investment operations:
Net investment income	$0.04	0.05	*	0.13	0.20	*	0.16	0.16	*
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$3.77	4.19		5.55	0.75		4.96	(0.08)
Total from investment operations	$3.81	4.24		5.68	0.95		5.12	0.08

Less distributions from:
Net investment income	$—	0.04		0.14	0.13		0.04	0.06
Net realized gains on investments	$—	2.81		0.90	—		—	—
Total distributions	$—	2.85		1.04	0.13		0.04	0.06
Net asset value, end of period	$25.55	21.74		20.35	15.71		14.89	9.81

Total Return(2)%	17.53	21.41		37.73	6.42		52.22	0.80

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$813,358	540,037		379,936	190,176		144,294	69,313

Ratios to average net assets:
Expenses(3)%	0.89 †	0.90		0.90	0.91		0.94	0.94
Net investment income(3)%	0.43 †	0.23		1.01	1.69		2.52	1.50
Portfolio turnover rate %	47	159		334	176		117	187

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

*  Calculated using average number of shares outstanding throughout the period.

** Amount is less than $0.005 or more than $(0.005).

†  Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.01% impact on the expense ratio.

See Accompanying Notes to Financial Statements

ING GLOBAL RESOURCES PORTFOLIO (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class S2

	Six Months							September 9,
	Ended	Year Ended December 31,						2002(1) to
	June 30,							December 31,
	2007	2006		2005	2004		2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$21.63	20.28		15.68	14.90		9.82	9.95

Income (loss) from investment operations:
Net investment income	$0.03	0.02	*	0.09	0.20	*	0.12	0.03 *
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$3.74	4.16		5.55	0.72		5.00	(0.12)
Total from investment operations	$3.77	4.18		5.64	0.92		5.12	(0.09)

Less distributions from:
Net investment income	$—	0.02		0.14	0.14		0.04	0.04
Net realized gains on investments	$—	2.81		0.90	—		—	—
Total distributions	$—	2.83		1.04	0.14		0.04	0.04
Net asset value, end of period	$25.40	21.63		20.28	15.68		14.90	9.82

Total Return(2)%	17.43	21.19		37.54	6.23		52.12	(0.87)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$37,392	31,793		22,548	10,141		3,075	107

Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.14 †	1.15		1.15	1.07		1.09	1.10
Net expenses after expense waiver(3)(4)%	1.04 †	1.05		1.05	1.07		1.09	1.10
Net investment income after expense waiver(3)(4)%	0.28 †	0.08		0.85	1.40		1.89	0.94
Portfolio turnover rate %	47	159		334	176		117	187

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

*  Calculated using average number of shares outstanding throughout the period.

†  Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.01% impact on the expense ratio.

See Accompanying Notes to Financial Statements

ING GLOBAL TECHNOLOGY PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class ADV			Class I

	Six Months		December 29,	Six Months		April 28,
	Ended		2006(1) to	Ended		2006(1) to
	June 30,		December 31,	June 30,		December 31,
	2007		2006	2007		2006

Per Share Operating Performance:
Net asset value, beginning of period	$7.04		7.04	7.10		7.87

Income (loss) from investment operations:
Net investment income (loss)	$(0.02)		(0.00)**	0.00	**	(0.03)
Net realized and unrealized gain (loss) on investments	$0.58		—	0.56		(0.01)
Total from investment operations	$0.56		(0.00)**	0.56		(0.04)

Less distributions from:
Net realized gains on investments	$—		—	—		0.73
Total distributions	$—		—	—		0.73
Net asset value, end of period	$7.60		7.04	7.66		7.10

Total Return(2)%	7.95		—	7.89		0.49

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1		1	1		1

Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	2.00	†	2.05	1.25	†	1.30
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)(5)%	1.65	†	1.65	1.05	†	1.10
Net expenses after expense waiver and brokerage commission recapture(3)(4)(5)%	1.65	†	1.65	1.05	†	1.09
Net investment income (loss) after expense waiver and brokerage commission recapture(3)(4)(5)%	(0.66	)†	(1.65)	0.03	†	(0.59)
Portfolio turnover rate %	89		164	89		164

	Class S

	Six Months
	Ended		Year Ended December 31,
	June 30,
	2007		2006	2005	2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$7.08		7.22	7.48	6.71	4.76	7.69

Income (loss) from investment operations:
Net investment loss	$(0.01)		(0.05)	(0.06)	(0.04)	(0.06)	(0.10)*
Net realized and unrealized gain (loss) on investments	$0.56		0.64	0.18	0.81	2.01	(2.83)
Total from investment operations	$0.55		0.59	0.12	0.77	1.95	(2.93)

Less distributions from:
Net realized gains on investments	$—		0.73	0.38	—	—	—
Total distributions	$—		0.73	0.38	—	—	—
Net asset value, end of period	$7.63		7.08	7.22	7.48	6.71	4.76

Total Return(2)%	7.77		9.26	1.91	11.48	40.97	(38.10)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$81,902		80,843	73,435	68,172	53,825	15,199

Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.50	†	1.55	1.61	1.61	1.85	1.86
Net expenses after expense waiver and prior to brokerage commission recapture(3)(5)%	1.30	†	1.35	1.40	1.61	1.85	1.86
Net expenses after expense waiver and brokerage commission recapture(3)(5)%	1.30	†	1.34	1.40	1.61	1.85	1.86
Net investment loss after expense waiver and brokerage commission recapture(3)(5)%	(0.21	)†	(0.83)	(1.02)	(0.60)	(1.64)	(1.79)
Portfolio turnover rate %	89		164	76	64	30	42

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

(5) The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

* Calculated using average number of shares outstanding throughout the period.

** Amount is less than $0.005 or more than $(0.005).

† Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.01% impact on the expense ratio.

See Accompanying Notes to Financial Statements

ING GLOBAL TECHNOLOGY PORTFOLIO (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class S2

	Six Months						September 9,
	Ended		Year Ended December 31,				2002(1) to
	June 30,						December 31,
	2007		2006	2005	2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$7.04		7.19	7.46	6.70	4.76	4.52

Income (loss) from investment operations:
Net investment loss	$(0.01)		(0.07)	(0.07)	(0.04)	(0.08)	(0.03)
Net realized and unrealized gain on investments	$0.55		0.65	0.18	0.80	2.02	0.27
Total from investment operations	$0.54		0.58	0.11	0.76	1.94	0.24

Less distributions from:
Net realized gains on investments	$—		0.73	0.38	—	—	—
Total distributions	$—		0.73	0.38	—	—	—
Net asset value, end of period	$7.58		7.04	7.19	7.46	6.70	4.76

Total Return(2)%	7.67		9.15	1.78	11.34	40.76	5.31

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$6,808		6,827	5,745	4,361	2,597	64

Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.75	†	1.80	1.86	1.76	2.00	2.01
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)(5)%	1.45	†	1.50	1.55	1.76	2.00	2.01
Net expenses after expense waiver and brokerage commission recapture(3)(4)(5)%	1.45	†	1.49	1.55	1.76	2.00	2.01
Net investment loss after expense waiver and brokerage commission recapture(3)(4)(5)%	(0.36	)†	(0.98)	(1.16)	(0.69)	(1.77)	(1.93)
Portfolio turnover rate %	89		164	76	64	30	42

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

(5) The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

 † Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.01% impact on the expense ratio.

See Accompanying Notes to Financial Statements

ING INTERNATIONAL GROWTH OPPORTUNITIES PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class ADV		Class I

	Six Months	December 29,	Six Months	April 28,
	Ended	2006(1) to	Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$10.70	10.70	10.73	12.02

Income (loss) from investment operations:
Net investment income (loss)	$0.06	(0.00)**	0.08	0.10 *
Net realized and unrealized gain on investments and foreign currency related transactions	$1.15	—	1.18	0.39
Total from investment operations	$1.21	(0.00)**	1.26	0.49

Less distributions from:
Net investment income	$—	—	—	0.22
Net realized gains on investments	$—	—	—	1.56
Total distributions	$—	—	—	1.78
Net asset value, end of period	$11.91	10.70	11.99	10.73

Total Return(2)%	11.31	—	11.74	5.92

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1	1	1

Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.76 †	1.77	1.01 †	1.02
Net expenses after expense waiver(3)(4)%	1.61 †	1.62	1.01 †	1.02
Net investment income (loss) after expense waiver (3)(4)%	1.11 †	(1.62)	1.55 †	1.35
Portfolio turnover rate %	54	148	54	148

	Class S

	Six Months
	Ended	Year Ended December 31,
	June 30,
	2007	2006		2005	2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$10.74	10.46		10.27	8.88	6.89	8.29

Income (loss) from investment operations:
Net investment income	$0.07	0.12	*	0.14	0.12	0.09	0.06 *
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$1.18	1.91		0.82	1.36	1.92	(1.40)
Total from investment operations	$1.25	2.03		0.96	1.48	2.01	(1.34)

Less distributions from:
Net investment income	$—	0.19		0.25	0.09	0.02	0.04
Net realized gains on investments	$—	1.56		0.52	—	—	0.02
Total distributions	$—	1.75		0.77	0.09	0.02	0.06
Net asset value, end of period	$11.99	10.74		10.46	10.27	8.88	6.89

Total Return(2)%	11.64	21.56		10.50	16.71	29.17	(16.15)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$169,417	172,564		179,170	201,115	184,662	139,789

Ratios to average net assets:
Expenses(3)%	1.26 †	1.27		1.26	1.26	1.26	1.26
Net investment income(3)%	1.39 †	1.11		1.29	1.19	1.19	0.69
Portfolio turnover rate %	54	148		123	87	116	115

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

* Calculated using average number of shares outstanding throughout the period.

** Amount is more than $(0.005).

†   Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.01% impact on the expense ratio.

See Accompanying Notes to Financial Statements

ING INTERNATIONAL GROWTH OPPORTUNITIES PORTFOLIO (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class S2

	Six Months						September 9,
	Ended	Year Ended December 31,					2002(1) to
	June 30,						December 31,
	2007	2006		2005	2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$10.70	10.42		10.25	8.89	6.90	7.10

Income (loss) from investment operations:
Net investment income (loss)	$0.08	0.10	*	0.11	0.07	0.05	(0.01)*
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$1.16	1.91		0.83	1.39	1.96	(0.14)
Total from investment operations	$1.24	2.01		0.94	1.46	2.01	(0.15)

Less distributions from:
Net investment income	$—	0.17		0.25	0.10	0.02	0.03
Net realized gains on investments	$—	1.56		0.52	—	—	0.02
Total distributions	$—	1.73		0.77	0.10	0.02	0.05
Net asset value, end of period	$11.94	10.70		10.42	10.25	8.89	6.90

Total Return(2)%	11.59	21.44		10.30	16.47	29.07	(2.11)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$10,923	10,451		10,096	9,103	4,990	264

Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.51 †	1.52		1.51	1.41	1.41	1.41
Net expenses after expense waiver(3)(4)%	1.41 †	1.42		1.41	1.41	1.41	1.41
Net investment income (loss) after expense waiver(3)(4)%	1.26 †	0.95		1.11	0.94	0.71	(0.27)
Portfolio turnover rate %	54	148		123	87	116	115

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

* Calculated using average number of shares outstanding throughout the period.

†   Impact of waiving the advisory fee for the ING Institutional Prime Money Market holding has less than 0.01% impact on the expense ratio.

See Accompanying Notes to Financial Statements

ING JANUS CONTRARIAN PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class ADV		Class I

	Six Months	December 29,	Six Months	April 28,
	Ended	2006(1) to	Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$14.81	14.81	14.89	13.88

Income (loss) from investment operations:
Net investment income (loss)	$(0.00)**	(0.00)**	0.07 *	0.09 *
Net realized and unrealized gain on investments, foreign currency related transactions and written options	$2.39	—	2.35	1.58
Total from investment operations	$2.39	(0.00)**	2.42	1.67

Less distributions from:
Net investment income	$—	—	—	0.08
Net realized gains on investments	$—	—	—	0.58
Total distributions	$—	—	—	0.66
Net asset value, end of period	$17.20	14.81	17.31	14.89

Total Return(2)%	16.14	—	16.25	12.85

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$2	1	2	1

Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.50	1.53	0.75	0.78
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.34	1.38	0.74	0.78
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.33	1.38	0.73	0.78
Net investment income (loss) after expense waiver and brokerage commission recapture(3)(4)%	0.08	(1.38)	0.82	0.72
Portfolio turnover rate %	121	34	121	34

	Class S

	Six Months
	Ended	Year Ended December 31,
	June 30,
	2007	2006		2005		2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$14.90	12.72		11.01		9.40	6.25	8.44

Income (loss) from investment operations:
Net investment income (loss)	$0.05 *	0.07	*	0.04	*	0.01	(0.03)	(0.03)*
Net realized and unrealized gain (loss) on investments, foreign currency related transactions and written options	$2.34	2.75		1.68		1.60	3.18	(2.16)
Total from investment operations	$2.39	2.82		1.72		1.61	3.15	(2.19)

Less distributions from:
Net investment income	$—	0.06		0.01		—	—	—
Net realized gains on investments	$—	0.58		—		—	—	—
Total distributions	$—	0.64		0.01		—	—	—
Net asset value, end of period	$17.29	14.90		12.72		11.01	9.40	6.25

Total Return(2)%	16.04	23.04		15.61		17.13	50.40	(25.95)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$678,659	150,930		81,925		65,770	53,873	21,815

Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.00	1.03		1.05		1.06	1.11	1.11
Net expenses after expense waiver and prior to brokerage commission recapture(3)%	0.99	1.03		1.05		1.05	1.08	1.07
Net expenses after expense waiver and brokerage commission recapture(3)%	0.98	1.03		1.05		1.05	1.08	1.07
Net investment income (loss) after expense waiver and brokerage commission recapture(3)%	0.64	0.51		0.34		0.14	(0.50)	(0.42)
Portfolio turnover rate %	121	34		47		33	43	54

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fees. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

* Calculated using average number of shares outstanding throughout the period.

** Amount is more than $(0.005).

See Accompanying Notes to Financial Statements

ING JANUS CONTRARIAN PORTFOLIO (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class S2

	Six Months						September 9,
	Ended	Year Ended December 31,					2002(1) to
	June 30,						December 31,
	2007	2006	2005		2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$14.81	12.66	10.98		9.39	6.25	6.42

Income (loss) from investment operations:
Net investment income (loss)	$0.05 *	0.05	0.02	*	(0.02)	(0.04)	(0.01)*
Net realized and unrealized gain (loss) on investments, foreign currency related transactions and written options	$2.32	2.73	1.67		1.61	3.18	(0.16)
Total from investment operations	$2.37	2.78	1.69		1.59	3.14	(0.17)

Less distributions from:
Net investment income	$—	0.05	0.01		—	—	—
Net realized gains on investments	$—	0.58	—		—	—	—
Total distributions	$—	0.63	0.01		—	—	—
Net asset value, end of period	$17.18	14.81	12.66		10.98	9.39	6.25

Total Return(2)%	16.00	22.81	15.39		16.93	50.24	(2.65)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$38,325	7,238	3,756		2,178	802	65

Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.25	1.28	1.30		1.21	1.26	1.26
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.14	1.18	1.20		1.21	1.26	1.26
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.13	1.18	1.20		1.20	1.23	1.25
Net investment income (loss) after expense waiver and brokerage commission recapture(3)(4)%	0.55	0.37	0.22		(0.07)	(0.76)	(0.74)
Portfolio turnover rate %	121	34	47		33	43	54

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fees. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

* Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class ADV		Class I

	Six Months	March 23,	Six Months		December 2,
	Ended	2006(1) to	Ended	Year Ended	2005(1) to
	June 30,	December 31,	June 30,	December 31,	December 31,
	2007	2006	2007	2006	2005

Per Share Operating Performance:
Net asset value, beginning of period	$19.42	15.99	19.61	14.67	14.28

Income (loss) from investment operations:
Net investment income (loss)	$0.06 *	(0.02)	0.12 *	0.12 *	0.03 *
Net realized and unrealized gain on investments and foreign currency related transactions	$2.89	3.75	2.93	5.12	0.36
Total from investment operations	$2.95	3.73	3.05	5.24	0.39

Less distributions from:
Net investment income	$—	0.11	—	0.11	—
Net realized gains on investments	$—	0.19	—	0.19	—
Total distributions	$—	0.30	—	0.30	—
Net asset value, end of period	$22.37	19.42	22.66	19.61	14.67

Total Return(3)%	15.19	23.74	15.55	36.18	2.73

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$2,233	431	266,512	193,413	33,756

Ratios to average net assets:
Gross expenses prior to expense waiver (4)%	2.01	2.01	1.26	1.26	1.30
Net expenses after expense waiver(4)(5)%	1.86	1.86	1.26	1.26	1.30
Net investment income (loss) after expense waiver(4)(5)%	0.62	(0.36)	1.17	0.72	2.38
Portfolio turnover rate %	6	5	6	5	85

	Class S

	Six Months
	Ended	Year Ended December 31,
	June 30,
	2007	2006	2005(2)		2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$19.58	14.67	10.89		9.28	6.34	7.10

Income (loss) from investment operations:
Net investment income	$0.08	0.10	0.11	*	0.05	0.06	0.02 *
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$2.94	5.09	3.68		1.60	2.90	(0.78)
Total from investment operations	$3.02	5.19	3.79		1.65	2.96	(0.76)

Less distributions from:
Net investment income	$—	0.09	0.01		0.04	0.02	—
Net realized gains on investments	$—	0.19	—		—	—	—
Total distributions	$—	0.28	0.01		0.04	0.02	—
Net asset value, end of period	$22.60	19.58	14.67		10.89	9.28	6.34

Total Return(3)%	15.42	35.79	34.82		17.76	46.62	(10.70)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$668,516	556,576	366,350		156,615	113,494	62,732

Ratios to average net assets:
Expenses(4)(5)%	1.51	1.51	1.50		1.54	1.77	1.76
Net investment income(4)(5)%	0.90	0.69	0.90		0.62	1.06	0.25
Portfolio turnover rate %	6	5	85		166	95	166

(1) Commencement of operations.

(2) Since April 29, 2005, J.P. Morgan Investment Management Inc. has served as Portfolio Manager for the ING JPMorgan Emerging Markets Equity Portfolio. Prior to that date, a different firm served as Portfolio Manager.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(4) Annualized for periods less than one year

(5) The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fees. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

* Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class S2

	Six Months								September 9,
	Ended	Year Ended December 31,							2002(1) to
	June 30,								December 31,
	2007	2006		2005(2)		2004	2003		2002

Per Share Operating Performance:
Net asset value, beginning of period	$19.45	14.58		10.85		9.26	6.34		6.48

Income (loss) from investment operations:
Net investment income (loss)	$0.08	0.08	*	0.09	*	0.02	0.05	*	(0.01)*
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$2.90	5.06		3.65		1.62	2.88		(0.13)
Total from investment operations	$2.98	5.14		3.74		1.64	2.93		(0.14)

Less distributions from:
Net investment income	$—	0.08		0.01		0.05	0.01		—
Net realized gains on investments	$—	0.19		—		—	—		—
Total distributions	$—	0.27		0.01		0.05	0.01		—
Net asset value, end of period	$22.43	19.45		14.58		10.85	9.26		6.34

Total Return(3)%	15.32	35.68		34.51		17.68	46.25		(2.16)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$40,075	35,282		19,785		7,223	1,955		89

Ratios to average net assets:
Gross expenses prior to expense waiver(4)%	1.76	1.76		1.75		1.69	1.92		1.91
Net expenses after expense waiver(4)(5)%	1.66	1.66		1.65		1.69	1.92		1.91
Net investment income (loss) after expense waiver(4)(5)%	0.76	0.50		0.74		0.40	0.91		(0.77)
Portfolio turnover rate %	6	5		85		166	95		166

(1) Commencement of operations.

(2) Since April 29, 2005, J.P. Morgan Investment Management Inc. has served as Portfolio Manager for the ING JPMorgan Emerging Markets Equity Portfolio. Prior to that date, a different firm served as Portfolio Manager.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(4) Annualized for periods less than one year

(5) The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fees. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

* Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class ADV

	Six Months	Year Ended			August 12,
	Ended	December 31,			2004(1) to
	June 30,				December 31,
	2007	2006	2005		2004

Per Share Operating Performance
Net asset value, beginning of period	$14.10	12.44	13.34		10.76

Income (loss) from investment operations:
Net investment income (loss)	$0.01	(0.01)	(0.03	)*	(0.02)
Net realized and unrealized gain on investments and futures	$1.26	2.00	0.44		2.61
Total from investment operations	$1.27	1.99	0.41		2.59

Less distributions from:
Net realized gains on investments	$—	0.33	1.31		0.01
Total distributions	$—	0.33	1.31		0.01
Net asset value, end of period	$15.37	14.10	12.44		13.34

Total Return(2)%	9.01	16.24	3.37		24.11

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$3,011	1,954	746		260

Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.63	1.63	1.64		1.49
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.46	1.46	1.49		1.49
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.46	1.46	1.48		1.49
Net investment income (loss) after expense waiver and brokerage commission recapture(3)(4)%	0.32	(0.04)	(0.21)		(0.38)
Portfolio turnover rate %	23	43	57		147

	Class I

	Six Months	Year Ended			May 6,
	Ended	December 31,			2004(1) to
	June 30,				December 31,
	2007	2006	2005		2004

Per Share Operating Performance:
Net asset value, beginning of period	$14.33	12.57	13.39		11.15

Income from investment operations:
Net investment income	$0.07	0.06	0.05	*	0.01
Net realized and unrealized gain on investments and futures	$1.27	2.04	0.44		2.24
Total from investment operations	$1.34	2.10	0.49		2.25

Less distributions from:
Net investment income	$—	0.01	—		—
Net realized gains on investments	$—	0.33	1.31		0.01
Total distributions	$—	0.34	1.31		0.01
Net asset value, end of period	$15.67	14.33	12.57		13.39

Total Return(2)%	9.35	16.95	4.00		20.21

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$129,674	131,532	94,448		41,807

Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	0.88	0.88	0.89		0.89
Net expenses after expense waiver and prior to brokerage commission recapture(3)%	0.86	0.86	0.89		0.89
Net expenses after expense waiver and brokerage commission recapture(3)%	0.86	0.86	0.88		0.89
Net investment income after expense waiver and brokerage commission recapture(3)%	0.88	0.50	0.39		0.12
Portfolio turnover rate %	23	43	57		147

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

* Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class S

	Six Months						May 1,
	Ended	Year Ended December 31,					2002(1) to
	June 30,						December 31,
	2007	2006	2005		2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$14.23	12.51	13.37		10.63	7.92	10.00

Income (loss) from investment operations:
Net investment income (loss)	$0.05	0.03	0.02	*	(0.02)	(0.03)	(0.03)*
Net realized and unrealized gain (loss) on investments and futures	$1.27	2.02	0.43		2.77	2.74	(2.05)
Total from investment operations	$1.32	2.05	0.45		2.75	2.71	(2.08)

Less distributions from:
Net realized gains on investments	$—	0.33	1.31		0.01	—	—
Total distributions	$—	0.33	1.31		0.01	—	—
Net asset value, end of period	$15.55	14.23	12.51		13.37	10.63	7.92

Total Return(2)%	9.28	16.63	3.69		25.91	34.22	(20.80)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$277,489	248,675	180,454		158,732	65,648	13,458

Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.13	1.13	1.14		1.15	1.15	1.15
Net expenses after expense waiver and prior to brokerage commission recapture(3)%	1.11	1.11	1.14		1.15	1.15	1.15
Net expenses after expense waiver and brokerage commission recapture(3)%	1.11	1.11	1.13		1.15	1.14	1.13
Net investment income (loss) after expense waiver and brokerage commission recapture(3)%	0.64	0.25	0.14		(0.30)	(0.56)	(0.48)
Portfolio turnover rate %	23	43	57		147	35	15

	Class S2

	Six Months							September 9,
	Ended	Year Ended December 31,						2002(1) to
	June 30,							December 31,
	2007	2006	2005		2004	2003		2002

Per Share Operating Performance:
Net asset value, beginning of period	$14.13	12.44	13.32		10.60	7.92		8.23

Income (loss) from investment operations:
Net investment income (loss)	$0.04	0.01	(0.00	)**	(0.03)	(0.06	)*	(0.01)*
Net realized and unrealized gain (loss) on investments and futures	$1.25	2.01	0.43		2.76	2.74		(0.30)
Total from investment operations	$1.29	2.02	0.43		2.73	2.68		(0.31)

Less distributions from:
Net realized gains on investments	$—	0.33	1.31		0.01	—		—
Total distributions	$—	0.33	1.31		0.01	—		—
Net asset value, end of period	$15.42	14.13	12.44		13.32	10.60		7.92

Total Return(2)%	9.13	16.48	3.55		25.79	33.84		(3.77)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$58,352	54,106	45,413		32,605	11,044		521

Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.38	1.38	1.39		1.30	1.30		1.31
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.26	1.26	1.29		1.30	1.30		1.31
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.26	1.26	1.28		1.30	1.29		1.29
Net investment income (loss) after expense waiver and brokerage commission recapture(3)(4)%	0.49	0.09	(0.01)		(0.42)	(0.70)		(0.55)
Portfolio turnover rate %	23	43	57		147	35		15

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

* Calculated using average number of shares outstanding throughout the period.

** Amount is more than ($0.005).

See Accompanying Notes to Financial Statements

ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class ADV		Class I

	Six Months	May 30	Six Months		May 4,
	Ended	2006(1) to	Ended	Year Ended	2005(1) to
	June 30,	December 31,	June 30,	December 31,	December 31,
	2007	2006	2007	2006	2005

Per Share Operating Performance:
Net asset value, beginning of period	$12.64	11.02	12.71	10.76	10.17

Income from investment operations:
Net investment income	$0.07 *	0.09 *	0.10	0.23 *	0.14 *
Net realized and unrealized gain on investments	$0.87	1.76	0.89	1.95	0.45
Total from investment operations	$0.94	1.85	0.99	2.18	0.59

Less distributions from:
Net investment income	$—	0.09	—	0.09	—
Net realized gains on investments	$—	0.14	—	0.14	—
Total distributions	$—	0.23	—	0.23	—
Net asset value, end of period	$13.58	12.64	13.70	12.71	10.76

Total Return(2)%	7.44	16.99	7.79	20.47	5.80

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$16	9	299,829	264,845	109,779

Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.29	1.30	0.54	0.55	0.53
Net expenses after expense waiver(3)(4)(5)%	1.13	1.13	0.53	0.53	0.53
Net investment income after expense waiver (3)(4)(5)%	1.12	0.90	1.73	1.97	1.97
Portfolio turnover rate %	47	90	47	90	48

	Class S			Class S2

	Six Months		April 29,	Six Months		May 4,
	Ended	Year Ended	2005(1) to	Ended	Year Ended	2005(1) to
	June 30,	December 31,	December 31,	June 30,	December 31,	December 31,
	2007	2006	2005	2007	2006	2005

Per Share Operating Performance:
Net asset value, beginning of period	$12.69	10.74	10.00	12.63	10.73	10.17

Income from investment operations:
Net investment income	$0.10 *	0.19 *	0.11 *	0.08	0.18 *	0.10 *
Net realized and unrealized gain on investments	$0.88	1.94	0.63	0.89	1.93	0.46
Total from investment operations	$0.98	2.13	0.74	0.97	2.11	0.56

Less distributions from:
Net investment income	$—	0.04	—	—	0.07	—
Net realized gains on investments	$—	0.14	—	—	0.14	—
Total distributions	$—	0.18	—	—	0.21	—
Net asset value, end of period	$13.67	12.69	10.74	13.60	12.63	10.73

Total Return(2)%	7.72	20.04	7.40	7.68	19.94	5.51

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$78,346	79,126	169,410	1,956	1,711	1,175

Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	0.79	0.80	0.78	1.04	1.05	1.03
Net expenses after expense waiver(3)(4)(5)%	0.78	0.78	0.78	0.93	0.93	0.93
Net investment income after expense waiver (3)(4)(5)%	1.50	1.71	1.53	1.34	1.57	1.45
Portfolio turnover rate %	47	90	48	47	90	48

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.15% and 0.10% of the average daily net assets attributable to Class ADV and S2 shares, respectively, of the Portfolio related to the distribution fees. The expense waivers will continue through at least May 1, 2008. There is no guarantee that these waivers will continue after this date.

(5) The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

* Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING JULIUS BAER FOREIGN PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class ADV		Class I

	Six Months	April 28,	Six Months	Year Ended				December 3,
	Ended	2006(1) to	Ended	December 31,				2004(1) to
	June 30,	December 31,	June 30,					December 31,
	2007	2006	2007	2006		2005		2004

Per Share Operating Performance:
Net asset value, beginning of period	$16.81	15.39	16.94	13.07		12.21		11.89

Income (loss) from investment operations:
Net investment income (loss)	$0.19 *	(0.04)*	0.22	0.18	*	0.05	*	(0.00)**
Net realized and unrealized gain on investments and foreign currency related transactions	$1.85	1.46	1.89	3.69		1.85		0.41
Total from investment operations	$2.04	1.42	2.11	3.87		1.90		0.41

Less distributions from:
Net investment income	$—	—	—	—		0.02		0.02
Net realized gains on investments	$—	0.00 **	—	0.00	**	1.02		0.07
Total distributions	$—	0.00 **	—	0.00	**	1.04		0.09
Net asset value, end of period	$18.85	16.81	19.05	16.94		13.07		12.21

Total Return(2)%	12.14	9.24	12.46	29.63		15.60		3.47

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$4,291	460	1,081,562	864,923		10,787		2,993

Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.63	1.64	0.88	0.89		0.92		0.96
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.48	1.49	0.88	0.89		0.92		0.96
Net expenses after expense waiver and brokerage commission recapture (3)(4)%	1.48	1.48	0.88	0.88		0.92		0.96
Net investment income (loss) after expense waiver and brokerage commission recapture(3)(4)%	2.30	(0.52)	2.56	1.20		0.68		(0.56)
Portfolio turnover rate %	28	62	28	62		92		104

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fees. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

* Calculated using average number of shares outstanding throughout the period.

** Amount is less than $0.005 or more than $(0.005).

See Accompanying Notes to Financial Statements

ING JULIUS BAER FOREIGN PORTFOLIO (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class S

	Six Months	Year Ended						May 1,
	Ended	December 31,						2002(1) to
	June 30,							December 31,
	2007	2006		2005		2004	2003(2)	2002

Per Share Operating Performance:
Net asset value, beginning of period	$16.87	13.06		12.22		10.42	8.28	10.00

Income (loss) from investment operations:
Net investment income	$0.19	0.13		0.10	*	0.05	0.04	0.04 *
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$1.88	3.68		1.77		1.83	2.52	(1.74)
Total from investment operations	$2.07	3.81		1.87		1.88	2.56	(1.70)

Less distributions from:
Net investment income	$—	—		0.01		0.01	0.07	0.02
Net realized gains on investments	$—	0.00	**	1.02		0.07	0.35	—
Total distributions	$—	0.00	**	1.03		0.08	0.42	0.02
Net asset value, end of period	$18.94	16.87		13.06		12.22	10.42	8.28

Total Return(3)%	12.27	29.19		15.35		18.03	31.06	(16.97)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$925,758	727,745		811,202		379,495	37,205	9,147

Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(4)%	1.13	1.14		1.17		1.21	1.25	1.25
Net expenses after expense waiver and prior to brokerage commission recapture(4)(5)%	1.13	1.14		1.17		1.21	1.25	1.25
Net expenses after expense waiver and brokerage commission recapture (4)(5)%	1.13	1.13		1.17		1.21	1.25	1.25
Net investment income after expense waiver and brokerage commission recapture(4)(5)%	2.37	0.89		0.76		0.39	0.69	0.57
Portfolio turnover rate %	28	62		92		104	183	23

	Class S2

	Six Months	Year Ended							September 9,
	Ended	December 31,							2002(1) to
	June 30,								December 31,
	2007	2006		2005		2004		2003(2)	2002

Per Share Operating Performance:
Net asset value, beginning of period	$16.83	13.04		12.22		10.43		8.30	8.56

Income (loss) from investment operations:
Net investment income (loss)	$0.19	0.13	*	0.08	*	0.05		0.03	(0.01)*
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$1.86	3.66		1.76		1.81		2.51	(0.24)
Total from investment operations	$2.05	3.79		1.84		1.86		2.54	(0.25)

Less distributions from:
Net investment income	$—	—		0.00	**	0.00	**	0.06	0.01
Net realized gains on investments	$—	0.00	**	1.02		0.07		0.35	—
Total distributions	$—	0.00	**	1.02		0.07		0.41	0.01
Net asset value, end of period	$18.88	16.83		13.04		12.22		10.43	8.30

Total Return(3)%	12.18	29.08		15.13		17.86		30.79	(2.92)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$82,621	73,497		40,914		20,429		2,555	174

Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(4)%	1.38	1.39		1.42		1.36		1.40	1.41
Net expenses after expense waiver and prior to brokerage commission recapture(4)(5)%	1.28	1.29		1.32		1.36		1.40	1.41
Net expenses after expense waiver and brokerage commission recapture(4)(5)%	1.28	1.28		1.32		1.36		1.40	1.41
Net investment income (loss) after expense waiver and brokerage commission recapture(4)(5)%	2.16	0.90		0.62		0.22		0.33	(0.32)
Portfolio turnover rate %	28	62		92		104		183	23

(1) Commencement of operations.

(2) Since September 2, 2003, Julius Baer Investment Management has served as the Portfolio Manager for the ING Julius Baer Foreign Portfolio. Prior to that date, a different firm served as Portfolio Manager.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(4) Annualized for periods less than one year.

(5) The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fees. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

* Calculated using average number of shares outstanding throughout the period.

** Amount is less than $0.005.

See Accompanying Notes to Financial Statements

ING LEGG MASON VALUE PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class ADV

	Six Months	Year	April 11,
	Ended	Ended	2005(1) to
	June 30,	December 31,	December 31,
	2007	2006	2005

Per Share Operating Performance
Net asset value, beginning of period	$11.20	10.59	9.55

Income (loss) from investment operations:
Net investment loss	$(0.03)	(0.04)	(0.06)*
Net realized and unrealized gain on investments and foreign currency related transactions	$0.57	0.68	1.12
Total from investment operations	$0.54	0.64	1.06

Less distributions from:
Net realized gains on investments	$—	0.03	0.02
Total distributions	$—	0.03	0.02
Net asset value, end of period	$11.74	11.20	10.59

Total Return(2)%	4.82	6.12	11.11

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$7,582	7,427	2,653

Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture (3)%	1.51	1.53	1.54
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.36	1.38	1.39
Net expenses after expense waiver and brokerage commission recapture (3)(4)%	1.35	1.37	1.39
Net investment loss after expense waiver and brokerage commission recapture(3)(4)%	(0.53)	(0.53)	(0.60)
Portfolio turnover rate %	8	11	11

	Class I

	Six Months	Year Ended			May 6,
	Ended	December 31,			2004(1) to
	June 30,				December 31,
	2007	2006	2005		2004

Per Share Operating Performance:
Net asset value, beginning of period	$11.31	10.63	10.03		8.86

Income from investment operations:
Net investment income	$0.00 **	0.01	0.01	*	0.00 **
Net realized and unrealized gain on investments and foreign currency related transactions	$0.58	0.70	0.61		1.20
Total from investment operations	$0.58	0.71	0.62		1.20

Less distributions from:
Net investment income	$—	—	—		0.03
Net realized gains on investments	$—	0.03	0.02		—
Total distributions	$—	0.03	0.02		0.03
Net asset value, end of period	$11.89	11.31	10.63		10.03

Total Return(2)%	5.13	6.76	6.19		13.52

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$495,047	373,802	44,965		3,713

Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	0.76	0.78	0.79		0.81
Net expenses after expense waiver and prior to brokerage commission recapture(3)%	0.76	0.78	0.79		0.81
Net expenses after expense waiver and brokerage commission recapture(3)%	0.75	0.77	0.79		0.81
Net investment income after expense waiver and brokerage commission recapture(3)%	0.08	0.10	0.07		0.13
Portfolio turnover rate %	8	11	11		95

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

* Calculated using average number of shares outstanding throughout the period.

** Amount is less than $0.005.

See Accompanying Notes to Financial Statements

ING LEGG MASON VALUE PORTFOLIO  (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class S

	Six Months
	Ended	Year Ended December 31,
	June 30,
	2007	2006	2005		2004	2003		2002

Per Share Operating Performance:
Net asset value, beginning of period	$11.26	10.61	10.03		8.82	7.20		8.97

Income (loss) from investment operations:
Net investment income (loss)	$(0.01)	(0.02)	(0.02	)*	(0.01)	0.02		0.04 *
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$0.58	0.70	0.62		1.23	1.60		(1.78)
Total from investment operations	$0.57	0.68	0.60		1.22	1.62		(1.74)

Less distributions from:
Net investment income	$—	—	—		0.01	0.00	**	0.03
Net realized gains on investments	$—	0.03	0.02		—	—		—
Total distributions	$—	0.03	0.02		0.01	0.00	**	0.03
Net asset value, end of period	$11.83	11.26	10.61		10.03	8.82		7.20

Total Return(2)%	5.06	6.49	5.99		13.87	22.53		(19.41)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$442,407	452,029	546,328		324,740	223,701		130,480

Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.01	1.03	1.04		1.06	1.10		1.11
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.01	1.03	1.04		1.06	1.10		1.11
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.00	1.02	1.04		1.06	1.09		1.08
Net investment income (loss) after expense waiver and brokerage commission recapture(3)(4)%	(0.18)	(0.20)	(0.20)		(0.07)	0.32		0.49
Portfolio turnover rate %	8	11	11		95	38		50

	Class S2

	Six Months						September 9,
	Ended	Year Ended December 31,					2002(1) to
	June 30,						December 31,
	2007	2006	2005		2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$11.21	10.58	10.02		8.83	7.22	7.36

Income (loss) from investment operations:
Net investment income (loss)	$(0.02)	(0.04)	(0.03	)*	(0.02)	0.01	0.01 *
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$0.58	0.70	0.61		1.23	1.60	(0.13)
Total from investment operations	$0.56	0.66	0.58		1.21	1.61	(0.12)

Less distributions from:
Net investment income	$—	—	—		0.02	—	0.02
Net realized gains on investments	$—	0.03	0.02		—	—	—
Total distributions	$—	0.03	0.02		0.02	—	0.02
Net asset value, end of period	$11.77	11.21	10.58		10.02	8.83	7.22

Total Return(2)%	5.00	6.32	5.80		13.66	22.30	(1.65)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$29,544	30,028	27,154		13,927	7,175	597

Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.26	1.28	1.29		1.21	1.25	1.26
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.16	1.18	1.19		1.21	1.25	1.26
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.15	1.17	1.19		1.21	1.24	1.21
Net investment income (loss) after expense waiver and brokerage commission recapture(3)(4)%	(0.33)	(0.34)	(0.35)		(0.23)	0.16	0.49
Portfolio turnover rate %	8	11	11		95	38	50

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

* Calculated using average number of shares outstanding throughout the period.

** Amount is less than $0.005.

See Accompanying Notes to Financial Statements

ING LIMITED MATURITY BOND PORTFOLIO  (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class ADV

	Six Months	April 28,
	Ended	2006(1) to
	June 30,	December 31,
	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$10.66	10.80

Income (loss) from investment operations:
Net investment income	$0.22	0.28	*
Net realized and unrealized gain (loss) on investments and futures	$(0.03)	0.00	**
Total from investment operations	$0.19	0.28

Less distributions from:
Net investment income	$—	0.42
Net realized gains on investments	$—	—
Total distributions	$—	0.42
Net asset value, end of period	$10.85	10.66

Total Return(2)%	1.78	2.68

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1

Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.03 †	1.03	†
Net expenses after expense waiver(3)(4)%	0.88 †	0.88	†
Net investment income after expense waiver(3)(4)%	4.21 †	3.84	†
Portfolio turnover rate %	190	352

	Class I

	Six Months	Year	April 29
	Ended	Ended	2005(1) to
	June 30,	December 31,	December 31,
	2007	2006	2005

Per Share Operating Performance:
Net asset value, beginning of period	$10.70	10.70	11.14

Income (loss) from investment operations:
Net investment income	$0.26 *	0.49 *	0.28 *
Net realized and unrealized loss on investments and futures	$(0.02)	(0.07)	(0.12)
Total from investment operations	$0.24	0.42	0.16

Less distributions from:
Net investment income	$—	0.42	0.57
Net realized gains on investments	$—	—	0.03
Total distributions	$—	0.42	0.60
Net asset value, end of period	$10.94	10.70	10.70

Total Return(2)%	2.24	4.02	1.44

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$402,031	118,858	3,265

Ratios to average net assets:
Expenses(3)%	0.28 †	0.28 †	0.29
Net investment income(3)%	4.89 †	4.64 †	3.96
Portfolio turnover rate %	190	352	219

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fees. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

* Calculated using average number of shares outstanding throughout the period.

** Amount is less than $0.005.

†   Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.01% impact on the expense ratio.

See Accompanying Notes to Financial Statements

ING LIMITED MATURITY BOND PORTFOLIO  (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class S

	Six Months
	Ended	Year Ended December 31,
	June 30,
	2007	2006		2005		2004		2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$10.73	10.72		11.10		11.65		11.44	11.02

Income (loss) from investment operations:
Net investment income	$0.25 *	0.46	*	0.37	*	0.65	*	0.43	0.46	*
Net realized and unrealized gain (loss) on investments and futures	$(0.03)	(0.06)		(0.19)		(0.49)		(0.10)	0.34
Total from investment operations	$0.22	0.40		0.18		0.16		0.33	0.80

Less distributions from:
Net investment income	$—	0.39		0.53		0.61		0.09	0.33
Net realized gains on investments	$—	—		0.03		0.10		0.03	0.05
Total distributions	$—	0.39		0.56		0.71		0.12	0.38
Net asset value, end of period	$10.95	10.73		10.72		11.10		11.65	11.44

Total Return(2)%	2.05	3.83		1.63		1.38		2.84	7.24

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$269,453	295,289		300,275		393,161		572,056	611,262

Ratios to average net assets:
Expenses(3)%	0.53 †	0.53	†	0.54		0.53		0.53	0.53
Net investment income(3)%	4.58 †	4.27	†	3.44		3.35		3.26	4.03
Portfolio turnover rate %	190	352		219		197		91	169

	Class S2

	Six Months	April 28,
	Ended	2006(1) to
	June 30,	December 31,
	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$10.70	10.80

Income (loss) from investment operations:
Net investment income	$0.23	0.30	*
Net realized and unrealized gain (loss) on investments and futures	$(0.01)	0.02
Total from investment operations	$0.22	0.32

Less distributions from:
Net investment income	$—	0.42
Net realized gains on investments	$—	—
Total distributions	$—	0.42
Net asset value, end of period	$10.92	10.70

Total Return(2)%	2.06	3.06

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1

Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	0.78 †	0.78	†
Net expenses after expense waiver(3)(4)%	0.68 †	0.68	†
Net investment income after expense waiver(3)(4)%	4.36 †	4.16	†
Portfolio turnover rate %	190	352

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fees. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

* Calculated using average number of shares outstanding throughout the period.

†   Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.01% impact on the expense ratio.

See Accompanying Notes to Financial Statements

ING LIQUID ASSETS PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class I

	Six Months	Year Ended			May 7,
	Ended	December 31,			2004(1) to
	June 30,				December 31,
	2007	2006	2005		2004

Per Share Operating Performance:
Net asset value, beginning of period	$1.00	1.00	1.00		1.00

Income (loss) from investment operations:
Net investment income	$0.025	0.049	0.030		0.009
Net realized and unrealized loss on investments	$(0.000)**	—	(0.000	)**	(0.000)**
Total from investment operations	$0.025	0.049	0.030		0.009

Less distributions from:
Net investment income	$0.025	0.049	0.030		0.009
Total distributions	$0.025	0.049	0.030		0.009
Net asset value, end of period	$1.00	1.00	1.00		1.00

Total Return(2)%	2.56	4.93	3.04		0.86

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$185,975	204,662	134,152		125,543

Ratios to average net assets:
Expenses(3)%	0.28	0.29	0.29		0.29
Net investment income(3)%	5.10	4.89	3.00		1.43

	Class S

	Six Months
	Ended	Year Ended December 31,
	June 30,
	2007	2006	2005		2004		2003		2002

Per Share Operating Performance:
Net asset value, beginning of period	$1.00	1.00	1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income	$0.024	0.046	0.028		0.009		0.007		0.014	*
Net realized and unrealized gain (loss) on investments	$0.000 *	—	(0.000	)**	(0.000	)**	(0.000	)**	—
Total from investment operations	$0.024	0.046	0.028		0.009		0.007		0.014

Less distributions from:
Net investment income	$0.024	0.046	0.028		0.009		0.007		0.014
Total distributions	$0.024	0.046	0.028		0.009		0.007		0.014
Net asset value, end of period	$1.00	1.00	1.00		1.00		1.00		1.00

Total Return(2)%	2.43	4.67	2.78		0.92		0.75		1.43

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$970,505	767,059	676,630		675,387		772,725		1,091,743

Ratios to average net assets:
Expenses(3)%	0.53	0.54	0.54		0.54		0.53		0.53
Net investment income(3)%	4.86	4.60	2.75		0.91		0.75		1.42

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

* Calculated using average number of shares outstanding throughout the period.

** Amount is less than $0.0005 or more than $(0.0005).

See Accompanying Notes to Financial Statements

ING LIQUID ASSETS PORTFOLIO (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class S2

	Six Months								September 9,
	Ended	Year Ended December 31,							2002(1)to
	June 30,								December 31,
	2007	2006	2005		2004		2003		2002

Per Share Operating Performance:
Net asset value, beginning of period	$1.00	1.00	1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income	$0.023	0.045	0.026		0.008		0.006		0.003 *
Net realized and unrealized loss on investments	$—	—	(0.000	)**	(0.000	)**	(0.000	)**	—
Total from investment operations	$0.023	0.045	0.026		0.008		0.006		0.003

Less distributions from:
Net investment income	$0.023	0.045	0.026		0.008		0.006		0.003
Total distributions	$0.023	0.045	0.026		0.008		0.006		0.003
Net asset value, end of period	$1.00	1.00	1.00		1.00		1.00		1.00

Total Return(2)%	2.36	4.51	2.63		0.77		0.60		0.35

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$30,726	20,509	12,828		10,124		5,235		1,810

Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	0.78	0.79	0.79		0.69		0.68		0.67
Net expenses after expense waiver(3)(4)%	0.68	0.69	0.69		0.69		0.68		0.67
Net investment income after expense waiver (3)(4)%	4.72	4.48	2.61		0.84		0.55		1.09

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

* Calculated using average number of shares outstanding throughout the period.

** Amount is less than $0.0005 or more than $(0.0005).

See Accompanying Notes to Financial Statements

ING MARSICO GROWTH PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class ADV

	Six Months	Year Ended				August 1,
	Ended	December 31,				2003(1) to
	June 30,					December 31,
	2007	2006	2005		2004	2003

Per Share Operating Performance
Net asset value, beginning of period	$16.42	15.70	14.47		12.90	12.92

Income (loss) from investment operations:
Net investment loss	$(0.03)	(0.04)	(0.06	)*	(0.02)	(0.00)**
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$0.99	0.76	1.29		1.59	(0.02)
Total from investment operations	$0.96	0.72	1.23		1.57	(0.02)
Net asset value, end of period	$17.38	16.42	15.70		14.47	12.90

Total Return(2)%	5.85	4.59	8.50		12.17	(0.15)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$12,593	11,394	6,456		1,784	35

Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.52	1.52	1.51		1.38	0.99
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.37	1.37	1.36		1.38	0.99
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.37	1.36	1.34		1.35	0.97
Net investment loss after expense waiver and brokerage commission recapture(3)(4)%	(0.34)	(0.34)	(0.41)		(0.28)	(0.93)
Portfolio turnover rate %	18	64	72		72	82

	Class I

	Six Months	Year Ended					May 1,
	Ended	December 31,					2003(1) to
	June 30,						December 31,
	2007	2006		2005		2004	2004

Per Share Operating Performance:
Net asset value, beginning of period	$16.73	15.90		14.57		12.91	10.27

Income from investment operations:
Net investment income	$0.02	0.05	*	0.03	*	0.04	0.00 **
Net realized and unrealized gain on investments and foreign currency related transactions	$1.00	0.78		1.30		1.62	2.64
Total from investment operations	$1.02	0.83		1.33		1.66	2.64
Net asset value, end of period	$17.75	16.73		15.90		14.57	12.91

Total Return(2)%	6.10	5.22		9.13		12.86	25.71

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$90,734	75,920		10,944		3,285	1,926

Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	0.77	0.77		0.76		0.78	0.79
Net expenses after expense waiver and prior to brokerage commission recapture(3)%	0.77	0.77		0.76		0.78	0.79
Net expenses after expense waiver and brokerage commission recapture(3)%	0.77	0.76		0.74		0.75	0.77
Net investment income after expense waiver and brokerage commission recapture(3)%	0.26	0.30		0.18		0.30	0.01
Portfolio turnover rate %	18	64		72		72	82

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

* Calculated using average number of shares outstanding throughout the period.

** Amount is less than $0.005 or more than $(0.005).

See Accompanying Notes to Financial Statements

ING MARSICO GROWTH PORTFOLIO (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class S

	Six Months
	Ended	Year Ended December 31,
	June 30,
	2007	2006		2005		2004	2003	2002(1)

Per Share Operating Performance:
Net asset value, beginning of period	$16.58	15.80		14.51		12.90	9.72	13.80

Income (loss) from investment operations:
Net investment income (loss)	$(0.00)**	(0.00	)**	0.00	**	0.01	(0.02)	(0.02)*
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$1.00	0.78		1.29		1.60	3.20	(4.06)
Total from investment operations	$1.00	0.78		1.29		1.61	3.18	(4.08)
Net asset value, end of period	$17.58	16.58		15.80		14.51	12.90	9.72

Total Return(2)%	6.03	4.94		8.89		12.48	32.72	(29.57)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$783,394	801,219		886,962		882,416	845,269	616,225

Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(4)%	1.02	1.02		1.01		1.03	1.04	1.04
Net expenses after expense waiver and prior to brokerage commission recapture(4)%	1.02	1.02		1.01		1.03	1.04	1.04
Net expenses after expense waiver and brokerage commission recapture(4)%	1.02	1.01		0.99		1.00	1.02	0.97
Net investment income (loss) after expense waiver and brokerage commission recapture(4)%	0.00 **	(0.00	)**	(0.02)		0.04	(0.17)	(0.15)
Portfolio turnover rate %	18	64		72		72	82	186

	Class S2

	Six Months						September 9,
	Ended	Year Ended December 31,					2002(3) to
	June 30,						December 31,
	2007	2006	2005		2004	2003	2002(1)

Per Share Operating Performance:
Net asset value, beginning of period	$16.48	15.73	14.47		12.88	9.71	9.81

Income (loss) from investment operations:
Net investment loss	$(0.01)	(0.02)	(0.03	)*	(0.01)	(0.04)	(0.01)*
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$0.99	0.77	1.29		1.60	3.21	(0.09)
Total from investment operations	$0.98	0.75	1.26		1.59	3.17	(0.10)
Net asset value, end of period	$17.46	16.48	15.73		14.47	12.88	9.71

Total Return(2)%	5.95	4.77	8.71		12.34	32.65	(1.02)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$26,126	24,805	22,551		15,096	8,268	102

Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(4)%	1.27	1.27	1.26		1.18	1.19	1.21
Net expenses after expense waiver and prior to brokerage commission recapture(4)(5)%	1.17	1.17	1.16		1.15	1.17	1.05
Net expenses after expense waiver and brokerage commission recapture(4)(5)%	1.17	1.16	1.14		1.15	1.17	1.05
Net investment loss after expense waiver and brokerage commission recapture(4)(5)%	(0.15)	(0.15)	(0.19)		(0.10)	(0.39)	(0.43)
Portfolio turnover rate %	18	64	72		72	82	186

(1) Since December 14, 2002, Marsico Capital Management, LLC has served as Portfolio Manager for the ING Marsico Growth Portfolio. Prior to that date, the Series had been advised by another Portfolio Manager.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Commencement of operations.

(4) Annualized for periods less than one year.

(5) The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

* Calculated using average number of shares outstanding throughout the period.

** Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO  (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class ADV		Class I

	Six Months	January 20,	Six Months		April 29,
	Ended	2006(1) to	Ended	Year Ended	2005(1) to
	June 30,	December 31,	June 30,	December 31,	December 31,
	2007	2006	2007	2006	2005

Per Share Operating Performance:
Net asset value, beginning of period	$15.22	12.77	15.32	12.38	10.00

Income from investment operations:
Net investment income	$0.14 *	0.04	0.19	0.12 *	0.04 *
Net realized and unrealized gain on investments and foreign related transactions	$1.00	2.46	1.01	2.87	2.52
Total from investment operations	$1.14	2.50	1.20	2.99	2.56

Less distributions from:
Net investment income	$—	0.01	—	0.01	0.02
Net realized gains on investments	$—	0.04	—	0.04	0.16
Total distributions	$—	0.05	—	0.05	0.18
Net asset value, end of period	$16.36	15.22	16.52	15.32	12.38

Total Return(2)%	7.49	19.63	7.83	24.21	25.62

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$16,227	17,507	155,196	137,712	44,459

Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.46	1.48	0.71	0.73	0.78
Net expenses after expense waiver(3)(4)(5)%	1.28	1.28	0.68	0.68	0.68
Net investment income after expense waiver(3)(4)(5)%	1.85	0.34	2.54	0.90	0.58
Portfolio turnover rate %	58	103	58	103	73

	Class S			Class S2

	Six Months		May 2,	Six Months	December 29,
	Ended	Year Ended	2005(1) to	Ended	2006(1) to
	June 30,	December 31,	December 31,	June 30,	December 31,
	2007	2006	2005	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$15.28	12.36	10.00	15.28	15.28

Income (loss) from investment operations:
Net investment income (loss)	$0.17	0.08	0.02 *	0.15	(0.00)**
Net realized and unrealized gain on investments and foreign related transactions	$1.00	2.88	2.51	0.99	—
Total from investment operations	$1.17	2.96	2.53	1.14	(0.00)**

Less distributions from:
Net investment income	$—	0.00 **	0.01	—	—
Net realized gains on investments	$—	0.04	0.16	—	—
Total distributions	$—	0.04	0.17	—	—
Net asset value, end of period	$16.45	15.28	12.36	16.42	15.28

Total Return(2)%	7.66	24.02	25.35	7.46	—

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$248,472	222,639	150,499	1	1

Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	0.96	0.98	1.02	1.21	1.23
Net expenses after expense waiver(3)(4)(5)%	0.93	0.93	0.93	1.08	1.08
Net investment income (loss) after expense waiver(3)(4)(5)%	2.24	0.64	0.22	2.06	(1.08)
Portfolio turnover rate %	58	103	73	58	103

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(5) The Distributor has contractually agreed to waive 0.15% and 0.10% of the average daily net assets attributable to Class ADV and S2 shares, respectively, of the Portfolio related to the distribution fee. The expense waivers will continue through at least May 1, 2008. There is no guarantee that these waivers will continue after this date.

*  Calculated using average number of shares outstanding throughout the period.

**  Amount is less than $0.005 or more than $(0.005).

See Accompanying Notes to Financial Statements

ING MFS TOTAL RETURN PORTFOLIO  (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class ADV

	Six Months	Year Ended						August 1,
	Ended	December 31,						2003(1) to
	June 30,							December 31,
	2007	2006		2005		2004		2003

Per Share Operating Performance:
Net asset value, beginning of period	$18.78	18.05		18.67		17.19		16.82

Income from investment operations:
Net investment income	$0.20 *	0.40	*	0.36	*	0.39	*	0.01
Net realized and unrealized gain on investments and foreign currency related transactions	$0.86	1.57		0.09		1.47		0.45
Total from investment operations	$1.06	1.97		0.45		1.86		0.46

Less distributions from:
Net investment income	$—	0.40		0.41		0.38		0.09
Net realized gains on investments	$—	0.84		0.66		—		—
Total distributions	$—	1.24		1.07		0.38		0.09
Net asset value, end of period	$19.84	18.78		18.05		18.67		17.19

Total Return(2)%	5.64	11.55		2.53		10.83		2.77

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$6,427	6,428		5,839		3,159		1

Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.39	1.39		1.40		1.24		1.05
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.24	1.24		1.25		1.23		1.04
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.24	1.23		1.25		1.23		1.04
Net investment income after expense waiver and brokerage commission recapture(3)(4)%	2.11	2.28		1.98		2.08		1.85
Portfolio turnover rate %	25	44		51		66		57

	Class I

	Six Months							May 1,
	Ended	Year Ended December 31,						2003(1) to
	June 30,							December 31,
	2007	2006		2005		2004		2003

Per Share Operating Performance:
Net asset value, beginning of period	$19.03	18.26		18.81		17.22		15.19

Income from investment operations:
Net investment income	$0.26 *	0.53	*	0.49	*	0.47	*	0.58
Net realized and unrealized gain on investments and foreign currency related transactions	$0.88	1.57		0.08		1.50		1.55
Total from investment operations	$1.14	2.10		0.57		1.97		2.13

Less distributions from:
Net investment income	$—	0.49		0.46		0.38		0.10
Net realized gains on investments	$—	0.84		0.66		—		—
Total distributions	$—	1.33		1.12		0.38		0.10
Net asset value, end of period	$20.17	19.03		18.26		18.81		17.22

Total Return(2)%	5.99	12.22		3.14		11.45		14.03

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$141,178	151,940		172,607		5,119		2,303

Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	0.64	0.64		0.65		0.64		0.65
Net expenses after expense waiver and prior to brokerage commission recapture(3)%	0.64	0.64		0.65		0.64		0.65
Net expenses after expense waiver and brokerage commission recapture(3)%	0.64	0.63		0.65		0.63		0.64
Net investment income after expense waiver and brokerage commission recapture(3)%	2.71	2.86		2.71		2.69		2.61
Portfolio turnover rate %	25	44		51		66		57

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

* Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING MFS TOTAL RETURN PORTFOLIO  (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class S

	Six Months
	Ended	Year Ended December 31,
	June 30,
	2007	2006		2005		2004		2003		2002

Per Share Operating Performance:
Net asset value, beginning of period	$19.00	18.23		18.78		17.21		14.81		15.98

Income (loss) from investment operations:
Net investment income	$0.24 *	0.48	*	0.43	*	0.41	*	0.37	*	0.44 *
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$0.87	1.57		0.10		1.50		2.11		(1.25)
Total from investment operations	$1.11	2.05		0.53		1.91		2.48		(0.81)

Less distributions from:
Net investment income	$—	0.44		0.42		0.34		0.08		0.34
Net realized gains on investments	$—	0.84		0.66		—		—		0.02
Total distributions	$—	1.28		1.08		0.34		0.08		0.36
Net asset value, end of period	$20.11	19.00		18.23		18.78		17.21		14.81

Total Return(2)%	5.84	11.93		2.90		11.12		16.75		(5.10)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1,387,258	1,400,960		1,465,066		1,483,814		1,326,168		1,026,503

Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	0.89	0.89		0.89		0.89		0.90		0.90
Net expenses after expense waiver and prior to brokerage commission recapture(3)%	0.89	0.89		0.89		0.89		0.90		0.90
Net expenses after expense waiver and brokerage commission recapture(3)%	0.89	0.88		0.89		0.88		0.89		0.89
Net investment income after expense waiver and brokerage commission recapture(3)%	2.46	2.62		2.32		2.42		2.41		2.82
Portfolio turnover rate %	25	44		51		66		57		81

	Class S2

	Six Months								September 9,
	Ended	Year Ended December 31,							2002(1) to
	June 30,								December 31,
	2007	2006	2005		2004		2003		2002

Per Share Operating Performance:
Net asset value, beginning of period	$18.87	18.12	18.71		17.18		14.82		14.97

Income from investment operations:
Net investment income	$0.22	0.45	0.40	*	0.39	*	0.36	*	0.12 *
Net realized and unrealized gain on investments and foreign currency related transactions	$0.87	1.56	0.08		1.50		2.07		0.07
Total from investment operations	$1.09	2.01	0.48		1.89		2.43		0.19

Less distributions from:
Net investment income	$—	0.42	0.41		0.36		0.07		0.32
Net realized gains on investments	$—	0.84	0.66		—		—		0.02
Total distributions	$—	1.26	1.07		0.36		0.07		0.34
Net asset value, end of period	$19.96	18.87	18.12		18.71		17.18		14.82

Total Return(2)%	5.78	11.79	2.68		11.02		16.40		1.22

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$57,880	54,492	49,367		36,969		18,035		966

Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.14	1.14	1.14		1.04		1.05		1.06
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.04	1.04	1.04		1.04		1.05		1.06
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.04	1.03	1.04		1.03		1.04		1.03
Net investment income after expense waiver and brokerage commission recapture(3)(4)%	2.32	2.48	2.18		2.30		2.27		2.59
Portfolio turnover rate %	25	44	51		66		57		81

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

*  Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING MFS UTILITIES PORTFOLIO  (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class ADV		Class I

	Six Months	July 18,	Six Months		April 29,
	Ended	2006(1) to	Ended	Year Ended	2005(1) to
	June 30,	December 31,	June 30,	December 31,	December 31,
	2007	2006	2007	2006	2005

Per Share Operating Performance:
Net asset value, beginning of period	$14.54	11.95	14.60	11.22	10.00

Income from investment operations:
Net investment income	$0.24 *	0.05	0.20	0.28	0.13 *
Net realized and unrealized gain on investments and foreign currency related transactions	$2.43	2.54	2.54	3.18	1.41
Total from investment operations	$2.67	2.59	2.74	3.46	1.54

Less distributions from:
Net investment income	$—	—	—	0.02	0.09
Net realized gains on investments	$—	—	—	0.06	0.23
Total distributions	$—	—	—	0.08	0.32
Net asset value, end of period	$17.21	14.54	17.34	14.60	11.22

Total Return(2)%	18.36	21.67	18.77	31.04	15.35

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$688	86	9,375	7,489	5,599

Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.50	1.54	0.75	0.79	0.82
Net expenses after expense waiver and prior to brokerage commission recapture (3)(4)(5)%	1.35	1.39	0.75	0.79	0.80
Net expenses after expense waiver and brokerage commission recapture(3)(4)(5)%	1.32	1.37	0.72	0.77	0.80
Net investment income after expense waiver and brokerage commission recapture (3)(4)(5)%	2.90	1.23	2.68	2.34	1.73
Portfolio turnover rate %	40	93	40	93	152

	Class S			Class S2

	Six Months		May 2,	Six Months	December 29,
	Ended	Year Ended	2005(1) to	Ended	2006(1) to
	June 30,	December 31,	December 31,	June 30,	December 31,
	2007	2006	2005	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$14.56	11.20	10.07	14.54	14.54

Income (loss) from investment operations:
Net investment income (loss)	$0.18 *	0.26 *	0.10 *	0.18 *	(0.00)**
Net realized and unrealized gain on investments and foreign currency related transactions	$2.52	3.17	1.34	2.58	—
Total from investment operations	$2.70	3.43	1.44	2.76	(0.00)**

Less distributions from:
Net investment income	$—	0.01	0.08	—	—
Net realized gains on investments	$—	0.06	0.23	—	—
Total distributions	$—	0.07	0.31	—	—
Net asset value, end of period	$17.26	14.56	11.20	17.30	14.54

Total Return(2)%	18.54	30.81	14.25	18.98	—

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$475,747	306,300	168,701	1	1

Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.00	1.04	1.07	1.25	1.29
Net expenses after expense waiver and prior to brokerage commission recapture (3)(4)(5)%	1.00	1.04	1.05	1.15	1.19
Net expenses after expense waiver and brokerage commission recapture(3)(4)(5)%	0.97	1.02	1.05	1.12	1.17
Net investment income (loss) after expense waiver and brokerage commission recapture (3)(4)(5)%	2.54	2.07	1.31	2.35	(1.17)
Portfolio turnover rate %	40	93	152	40	93

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.15% and 0.10% of the average daily net assets attributable to Class ADV and S2 shares, respectively, of the Portfolio related to the distribution fees. The expense waivers will continue through at least May 1, 2008. There is no guarantee that these waivers will continue after this date.

(5) The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

* Calculated using average number of shares outstanding throughout the period.

** Amount is more than $(0.005).

See Accompanying Notes to Financial Statements

ING OPPENHEIMER MAIN STREET PORTFOLIO® (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class ADV		Class I

	Six Months	April 28,	Six Months	Year Ended					May 1,
	Ended	2006(1) to	Ended	December 31,					2003(1) to
	June 30,	December 31,	June 30,						December 31,
	2007	2006	2007	2006		2005		2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$19.63	18.45	19.83	17.44		16.65		14.87	12.45

Income from investment operations:
Net investment income	$0.07	0.06	0.14 *	0.22	*	0.21	*	0.18	0.17
Net realized and unrealized gain on investments and foreign currency related transactions	$1.24	1.36	1.25	2.41		0.78		1.77	2.30
Total from investment operations	$1.31	1.42	1.39	2.63		0.99		1.95	2.47

Less distributions from:
Net investment income	$—	0.24	—	0.24		0.20		0.17	0.05
Total distributions	$—	0.24	—	0.24		0.20		0.17	0.05
Net asset value, end of period	$20.94	19.63	21.22	19.83		17.44		16.65	14.87

Total Return(2)%	6.67	7.85	7.01	15.25		6.02		13.15	19.83

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1	5,560	5,629		2,530		136	103

Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.39	1.39	0.64	0.64		0.64		0.64	0.65
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.24	1.24	0.64	0.64		0.64		0.63	0.59
Net expenses after expense waiver and brokerage commission recapture (3)(4)%	1.24	1.24	0.64	0.64		0.64		0.61	0.59
Net investment income after expense waiver and brokerage commission recapture(3)(4)%	0.72	0.67	1.36	1.22		1.26		1.17	1.04
Portfolio turnover rate %	49	90	49	90		80		175	130

	Class S

	Six Months
	Ended	Year Ended December 31,
	June 30,
	2007	2006		2005		2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$19.83	17.44		16.65		14.87	11.96	16.00

Income (loss) from investment operations:
Net investment income	$0.11 *	0.17	*	0.17	*	0.16	0.11	0.07 *
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$1.26	2.41		0.78		1.75	2.83	(4.05)
Total from investment operations	$1.37	2.58		0.95		1.91	2.94	(3.98)

Less distributions from:
Net investment income	$—	0.19		0.16		0.13	0.03	0.06
Total distributions	$—	0.19		0.16		0.13	0.03	0.06
Net asset value, end of period	$21.20	19.83		17.44		16.65	14.87	11.96

Total Return(2)%	6.91	14.93		5.73		12.88	24.57	(24.87)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$529,886	542,958		559,041		624,376	644,823	563,470

Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	0.89	0.89		0.89		0.89	0.90	0.90
Net expenses after expense waiver and prior to brokerage commission recapture(3)%	0.89	0.89		0.89		0.88	0.84	0.84
Net expenses after expense waiver and brokerage commission recapture(3)%	0.89	0.89		0.89		0.86	0.84	0.84
Net investment income after expense waiver and brokerage commission recapture(3)%	1.09	0.93		1.01		0.87	0.86	0.57
Portfolio turnover rate %	49	90		80		175	130	109

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

* Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING OPPENHEIMER MAIN STREET PORTFOLIO® (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class S2

	Six Months							September 9,
	Ended	Year Ended December 31,						2002(1) to
	June 30,							December 31,
	2007	2006		2005		2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$19.74	17.38		16.62		14.88	11.98	12.20

Income (loss) from investment operations:
Net investment income	$0.10	0.14	*	0.14	*	0.10	0.08	0.03 *
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$1.25	2.41		0.78		1.79	2.84	(0.21)
Total from investment operations	$1.35	2.55		0.92		1.89	2.92	(0.18)

Less distributions from:
Net investment income	$—	0.19		0.16		0.15	0.02	0.04
Total distributions	$—	0.19		0.16		0.15	0.02	0.04
Net asset value, end of period	$21.09	19.74		17.38		16.62	14.88	11.98

Total Return(2)%	6.84	14.79		5.57		12.70	24.37	(1.45)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$5,424	5,159		4,351		2,847	1,950	336

Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.14	1.14		1.14		1.04	1.05	1.06
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.04	1.04		1.04		1.03	0.99	0.96
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.04	1.04		1.04		1.01	0.99	0.96
Net investment income after expense waiver and brokerage commission recapture(3)(4)%	0.95	0.79		0.86		0.81	0.72	0.85
Portfolio turnover rate %	49	90		80		175	130	109

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

* Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING PIMCO CORE BOND PORTFOLIO  (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class ADV

	Six Months	April 28,
	Ended	2006(1) to
	June 30,	December 31,
	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$10.82	10.63

Income (loss) from investment operations:
Net investment income	$0.21	0.28 *
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, futures, options and swaps	$(0.18)	0.22
Total from investment operations	$0.03	0.50

Less distributions from:
Net investment income	$—	0.31
Total distributions	$—	0.31
Net asset value, end of period	$10.85	10.82

Total Return(2)%	0.28	4.84

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1

Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.34	1.33
Net expenses after expense waiver(3)(4)%	1.19	1.18
Net investment income after expense waiver(3)(4)%	3.93	3.53
Portfolio turnover rate %	421	750

	Class I

	Six Months	April 28,
	Ended	2006(1) to
	June 30,	December 31,
	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$10.88	10.67

Income (loss) from investment operations:
Net investment income	$0.24 *	0.30 *
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, futures, options and swaps	$(0.17)	0.22
Total from investment operations	$0.07	0.52

Less distributions from:
Net investment income	$—	0.31
Total distributions	$—	0.31
Net asset value, end of period	$10.95	10.88

Total Return(2)%	0.64	5.01

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$793,101	795,704

Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	0.59	0.58
Net expenses after expense waiver(3)(4)%	0.59	0.58
Net investment income after expense waiver(3)(4)%	4.49	4.17
Portfolio turnover rate %	421	750

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

* Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING PIMCO CORE BOND PORTFOLIO  (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class S

	Six Months
	Ended	Year Ended December 31,
	June 30,
	2007	2006		2005		2004		2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$10.89	10.71		10.92		10.72		10.39	9.79

Income (loss) from investment operations:
Net investment income	$0.23 *	0.41	*	0.35	*	0.35	*	0.41	0.36	*
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, futures, options and swaps	$(0.16)	0.04		(0.08)		0.16		0.10	0.48
Total from investment operations	$0.07	0.45		0.27		0.51		0.51	0.84

Less distributions from:
Net investment income	$—	0.27		0.38		0.29		0.05	0.16
Net realized gains on investments	$—	—		0.10		0.02		0.13	0.08
Total distributions	$—	0.27		0.48		0.31		0.18	0.24
Net asset value, end of period	$10.96	10.89		10.71		10.92		10.72	10.39

Total Return(2)%	0.64	4.32		2.46		4.78		4.84	8.68

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$676,605	643,131		1,059,548		744,258		525,001	437,548

Ratios to average net assets:
Expenses(3)%	0.84	0.85		0.84		0.86		0.87	0.93
Net investment income(3)%	4.24	3.84		3.23		3.21		3.55	3.56
Portfolio turnover rate %	421	750		760		279		402	605

	Class S2

	Six Months									September 9,
	Ended	Year Ended December 31,								2002(1) to
	June 30,									December 31,
	2007	2006		2005		2004		2003		2002

Per Share Operating Performance:
Net asset value, beginning of period	$10.85	10.68		10.90		10.71		10.40		10.33

Income (loss) from investment operations:
Net investment income	$0.21	0.40	*	0.33	*	0.33	*	0.42	*	0.10 *
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, futures, options and swaps	$(0.16)	0.04		(0.08)		0.18		0.06		0.20
Total from investment operations	$0.05	0.44		0.25		0.51		0.48		0.30

Less distributions from:
Net investment income	$—	0.27		0.37		0.30		0.04		0.15
Net realized gains on investments	$—	—		0.10		0.02		0.13		0.08
Total distributions	$—	0.27		0.47		0.32		0.17		0.23
Net asset value, end of period	$10.90	10.85		10.68		10.90		10.71		10.40
Total Return(2)%	0.46	4.26		2.28		4.73		4.56		2.94

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$43,560	41,980		35,739		27,604		16,428		1,002

Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.09	1.10		1.09		1.01		1.01		1.03
Net expenses after expense waiver(3)(4)%	0.99	1.00		0.99		1.01		1.01		1.03
Net investment income after expense waiver(3)(4)%	4.09	3.72		3.07		3.05		3.40		3.21
Portfolio turnover rate %	421	750		760		279		402		605

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

* Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING PIMCO HIGH YIELD PORTFOLIO  (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class ADV		Class I

	Six Months	May 22,	Six Months		April 29,
	Ended	2006(1) to	Ended	Year Ended	2005(1) to
	June 30,	December 31,	June 30,	December 31,	December 31,
	2007	2006	2007	2006	2005

Per Share Operating Performance:
Net asset value, beginning of period	$10.32	10.14	10.31	10.20	10.07

Income (loss) from investment operations:
Net investment income	$0.34	0.39	0.37	0.72 *	0.48 *
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, options, and swaps	$(0.15)	0.19	(0.16)	0.18	0.16
Total from investment operations	$0.19	0.58	0.21	0.90	0.64

Less distributions from:
Net investment income	$0.34	0.31	0.37	0.70	0.49
Net realized gains on investments	$—	0.09	—	0.09	0.02
Total distributions	$0.34	0.40	0.37	0.79	0.51
Net asset value, end of period	$10.17	10.32	10.15	10.31	10.20

Total Return(2)%	1.79	5.83	2.01	9.22	6.48

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$3	3	38,560	162,093	841

Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.25	1.25	0.50	0.50	0.50
Net expenses after expense waiver(3)(4)%	1.10	1.10	0.50	0.50	0.50
Net investment income after expense waiver(3)(4)%	6.52	6.47	6.95	7.11	7.10
Portfolio turnover rate %	45	72	45	72	102

	Class S					Class S2

	Six Months	Year Ended			May 3,	Six Months	December 29,
	Ended	December 31,			2004(1) to	Ended	2006(1) to
	June 30,				December 31,	June 30,	December 31,
	2007	2006	2005		2004	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$10.32	10.21	10.50		10.00	10.32	10.32

Income (loss) from investment operations:
Net investment income (loss)	$0.35	0.70	0.67	*	0.42	0.35	(0.00)**
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, options, and swaps	$(0.15)	0.17	(0.24)		0.48	(0.15)	—
Total from investment operations	$0.20	0.87	0.43		0.90	0.20	(0.00)**

Less distributions from:
Net investment income	$0.36	0.67	0.70		0.40	0.35	—
Net realized gains on investments	$—	0.09	0.02		—	—	—
Total distributions	$0.36	0.36	0.72		0.40	0.35	—
Net asset value, end of period	$10.16	10.32	10.21		10.50	10.17	10.32

Total Return(2)%	1.89	8.95	4.33		9.24	1.92	—

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$708,441	689,288	721,985		697,885	1	1

Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	0.75	0.75	0.75		0.74	1.00	1.00
Net expenses after expense waiver(3)(4)%	0.75	0.75	0.75		0.74	0.90	0.90
Net investment income (loss) after expense waiver(3)(4)%	6.83	6.85	6.53		6.19	6.70	(0.90)
Portfolio turnover rate %	45	72	102		50	45	72

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.15% and 0.10% of the average daily net assets attributable to Class ADV and S2 shares, respectively, of the Portfolio related to the distribution fees. The expense waivers will continue through at least May 1, 2008. There is no guarantee that these waivers will continue after this date.

* Calculated using average number of shares outstanding throughout the period.

** Amount is more than $(0.005).

See Accompanying Notes to Financial Statements

ING PIONEER EQUITY INCOME PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

		Class ADV	Class I	Class S

		May 11,	May 11,	May 11,
		2007(1) to	2007(1) to	2007(1) to
		June 30,	June 30,	June 30,
		2007	2007	2007

Per Share Operating Performance:
Net asset value, beginning of period	$	10.00	10.00	10.00

Income (loss) from investment operations:
Net investment income	$	0.03	0.04	0.04
Net realized and unrealized loss on investments	$	(0.18)	(0.18)	(0.18)
Total from investment operations	$	(0.15)	(0.14)	(0.14)
Net asset value, end of period	$	9.85	9.86	9.86

Total Return(2)%		(1.50)	(1.40)	(1.40)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$	1	1,035	1

Ratios to average net assets:
Gross expenses prior to expense waiver(3)%		1.58	0.83	1.08
Net expenses after expense waiver(3)(4)(5)%		1.30	0.70	0.95
Net investment income after expense waiver(3)(4)(5)%		2.40	2.93	2.78
Portfolio turnover rate	%	22	22	22

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(5) The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fees. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

See Accompanying Notes to Financial Statements

ING PIONEER FUND PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class ADV		Class I

	Six Months	December 29,	Six Months		April 29,
	Ended	2006(1) to	Ended	Year Ended	2005(1) to
	June 30,	December 31,	June 30,	December 31,	December 31,
	2007	2006	2007	2006	2005

Per Share Operating Performance:
Net asset value, beginning of period	$12.89	12.89	12.92	11.04	10.06

Income (loss) from investment operations:
Net investment income (loss)	$0.03	(0.00)**	0.09	0.16	0.11 *
Net realized and unrealized gain on investments and foreign currency related transactions	$0.96	—	0.96	1.72	0.92
Total from investment operations	$0.99	(0.00)**	1.05	1.88	1.03

Less distributions from:
Net investment income	$—	—	—	—	0.05
Net realized gains on investments	$—	—	—	—	0.00 **
Total distributions	$—	—	—	—	0.05
Net asset value, end of period	$13.88	12.89	13.97	12.92	11.04

Total Return(2)%	7.68	—	8.13	17.03	10.25 †

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1	32,349	31,524	28,289

Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.50	1.51	0.75	0.76	0.75
Net expenses after expense waiver and brokerage commission recapture(3)(4)(5)%	1.30	1.31	0.70	0.71	0.71
Net investment income (loss) after expense waiver and brokerage commission recapture (3)(4)(5)%	0.45	(1.31)	1.19	1.33	1.49
Portfolio turnover rate %	6	19	6	19	39

	Class S			Class S2

	Six Months		May 3,	Six Months	December 29,
	Ended	Year Ended	2005(1) to	Ended	2006(1) to
	June 30,	December 31,	December 31,	June 30,	December 31,
	2007	2006	2005	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$12.89	11.04	10.17	12.89	12.89

Income (loss) from investment operations:
Net investment income (loss)	$0.07	0.12	0.09 *	0.05	(0.00)**
Net realized and unrealized gain on investments and foreign currency related transactions	$0.95	1.73	0.82	0.94	—
Total from investment operations	$1.02	1.85	0.91	0.99	(0.00)**

Less distributions from:
Net investment income	$—	—	0.04	—	—
Net realized gains on investments	$—	—	0.00 **	—	—
Total distributions	$—	—	0.04	—	—
Net asset value, end of period	$13.91	12.89	11.04	13.88	12.89

Total Return(2)%	7.91	16.76	8.99 †	7.68	—

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$100,405	98,788	82,505	1	1

Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.00	1.01	1.00	1.25	1.26
Net expenses after expense waiver and brokerage commission recapture(3)(4)(5)%	0.95	0.96	0.96	1.10	1.11
Net investment income (loss) after expense waiver and brokerage commission recapture (3)(4)(5)%	0.94	1.08	1.27	0.84	(1.11)
Portfolio turnover rate %	6	19	39	6	19

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(5) The Distributor has contractually agreed to waive 0.15% and 0.10% of the average daily net assets attributable to Class ADV and S2 shares, respectively, of the Portfolio related to the distribution fees. The expense waivers will continue through at least May 1, 2008. There is no guarantee that these waivers will continue after this date.

 * Calculated using average number of shares outstanding throughout the period.

** Amount is less than $0.005 or more than $(0.005).

† In 2005, the Investment Manager fully reimbursed the Portfolio for a loss incurred from a transaction not meeting the Portfolio’s investment guidelines. The impact on total return was 0.02% on both Class I and Class S, and excluding this item, total return would have been 10.23% and 8.97%, respectively.

See Accompanying Notes to Financial Statements

ING PIONEER MID CAP VALUE PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class ADV		Class I

	Six Months	December 29,	Six Months	Year	May 2,
	Ended	2006(1) to	Ended	Ended	2005(1) to
	June 30,	December 31,	June 30,	December 31,	December 31,
	2007	2006	2007	2006	2005

Per Share Operating Performance:
Net asset value, beginning of period	$12.30	12.30	12.35	11.02	10.07

Income (loss) from investment operations:
Net investment income (loss)	$0.00 **	(0.00)**	0.05 *	0.12	0.03
Net realized and unrealized gain on investments	$1.56	—	1.58	1.27	0.92
Total from investment operations	$1.56	(0.00)**	1.63	1.39	0.95

Less distributions from:
Net investment income	$—	—	—	0.03	—
Net realized gains on investments	$—	—	—	0.03	—
Total distributions	$—	—	—	0.06	—
Net asset value, end of period	$13.86	12.30	13.98	12.35	11.02

Total Return(2)%	12.68	—	13.20	12.70	9.43

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1	245,039	135,708	22,281

Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.39	1.39	0.64	0.64	0.66
Net expenses after expense waiver and brokerage commission recapture(3)(4)(5)%	1.24	1.24	0.64	0.64	0.66
Net investment income (loss) after expense waiver and brokerage commission recapture (3)(4)(5)%	0.08	(1.24)	0.77	1.02	0.97
Portfolio turnover rate %	28	109	28	109	50

	Class S			Class S2

	Six Months	Year	April 29,	Six Months	December 29,
	Ended	Ended	2005(1) to	Ended	2006(1) to
	June 30,	December 31,	December 31,	June 30,	December 31,
	2007	2006	2005	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$12.30	11.00	10.01	12.30	12.30

Income (loss) from investment operations:
Net investment income (loss)	$0.03	0.08	0.02	0.03	(0.00)**
Net realized and unrealized gain on investments	$1.58	1.27	0.97	1.56	—
Total from investment operations	$1.61	1.35	0.99	1.59	(0.00)**

Less distributions from:
Net investment income	$—	0.02	—	—	—
Net realized gains on investments	$—	0.03	—	—	—
Total distributions	$—	0.05	—	—	—
Net asset value, end of period	$13.91	12.30	11.00	13.89	12.30

Total Return(2)%	13.09	12.35	9.89	12.93	—

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$722,663	632,504	671,732	1	1

Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	0.89	0.89	0.92	1.14	1.14
Net expenses after expense waiver and brokerage commission recapture(3)(4)(5)%	0.89	0.89	0.92	1.04	1.04
Net investment income (loss) after expense waiver and brokerage commission recapture (3)(4)(5)%	0.48	0.69	0.62	0.47	(1.04)
Portfolio turnover rate %	28	109	50	28	109

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.15% and 0.10% of the average daily net assets attributable to Class ADV and S2 shares, respectively, of the Portfolio related to the distribution fees. The expense waivers will continue through at least May 1, 2008. There is no guarantee that these waivers will continue after this date.

(5) The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

 * Calculated using average number of shares outstanding throughout the period.

** Amount is less than $0.005 or more than $(0.005).

See Accompanying Notes to Financial Statements

ING STOCK INDEX PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class I

	Six Months	Year Ended			May 3,
	Ended	December 31,			2004(1) to
	June 30,				December 31,
	2007	2006		2005	2004

Per Share Operating Performance:
Net asset value, beginning of period	$12.85	11.40		10.90	10.00

Income from investment operations:
Net investment income	$0.12	0.21	*	0.19	0.11
Net realized and unrealized gain on investments and futures	$0.76	1.52		0.31	0.94
Total from investment operations	$0.88	1.73		0.50	1.05

Less distributions from:
Net investment income	$—	0.19		—	0.12
Net realized gains on investments	$—	0.09		—	0.03
Total distributions	$—	0.28		—	0.15
Net asset value, end of period	$13.73	12.85		11.40	10.90

Total Return(2)%	6.85	15.52		4.59	10.52

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$429,131	405,602		388,184	378,706

Ratios to average net assets:
Expenses(3)%	0.27 †	0.27	†	0.28	0.27
Net investment income(3)%	1.74 †	1.74	†	1.68	2.14
Portfolio turnover rate %	2	9		6	8

Class S

April 30,
2007(1) to
June 30,
2007

Per Share Operating Performance:
Net asset value, beginning of period	$13.49

Income from investment operations:
Net investment income	$0.03 *
Net realized and unrealized gain on investments and futures	$0.19
Total from investment operations	$0.22

Less distributions from:
Net investment income	$—
Net realized gains on investments	$—
Total distributions	$—
Net asset value, end of period	$13.71

Total Return(2)%	1.63

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$764

Ratios to average net assets:
Expenses(3)%	0.52 †
Net investment income(3)%	1.35 †
Portfolio turnover rate %	2

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

 * Calculated using average number of shares outstanding throughout the period.

† Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.01% impact on the expense ratio.

See Accompanying Notes to Financial Statements

ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class ADV			Class I

	Six Months	December 20,	April 12,	Six Months		July 29,
	Ended	2006(6) to	2006(1) to	Ended	Year Ended	2005(1) to
	June 30,	December 31,	July 11,	June 30,	December 31,	December 31,
	2007	2006	2006(6)	2007	2006	2005

Per Share Operating Performance:
Net asset value, beginning of period	$13.08	13.36	11.76	13.11	10.82	10.00

Income (loss) from investment operations:
Net investment income	$0.17	0.01 *	0.09	0.22	0.20 *	0.02
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$1.26	0.10	(0.05)	1.26	2.54	1.04
Total from investment operations	$1.43	0.11	0.04	1.48	2.74	1.06

Less distributions from:
Net investment income	$—	0.13	0.00 **	—	0.16	0.05
Net realized gains on investments	$—	0.26	0.03	—	0.29	0.19
Total distributions	$—	0.39	0.03	—	0.45	0.24
Net asset value, end of period	$14.51	13.08	11.77	14.59	13.11	10.82

Total Return(2)%	10.93	0.84	0.35	11.29	25.32	10.54

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1	5	511,795	272,333	3,204

Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.34	1.38	1.39	0.59	0.63	0.79
Net expenses after expense waiver(3)(4)(5)%	1.15	1.15	1.15	0.55	0.55	0.55
Net investment income after expense waiver(3)(4)(5)%	2.54	1.44	3.04	3.45	1.64	0.78
Portfolio turnover rate %	123	155	155	123	155	77

	Class S			Class S2

	Six Months		July 29,	Six Months	January 10,
	Ended	Year Ended	2005(1) to	Ended	2006(1) to
	June 30,	December 31,	December 31,	June 30,	December 31,
	2007	2006	2005	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$13.09	10.81	10.00	13.14	11.27

Income from investment operations:
Net investment income	$0.22	0.23 *	0.04	0.21 *	0.14 *
Net realized and unrealized gain on investments and foreign currency related transactions	$1.24	2.47	1.00	1.25	2.08
Total from investment operations	$1.46	2.70	1.04	1.46	2.22

Less distributions from:
Net investment income	$—	0.13	0.04	—	0.06
Net realized gains on investments	$—	0.29	0.19	—	0.29
Total distributions	$—	0.42	0.23	—	0.35
Net asset value, end of period	$14.55	13.09	10.81	14.60	13.14

Total Return(2)%	11.15	24.97	10.34	11.11	19.72

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$146,544	114,293	27,276	1,120	688

Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	0.84	0.88	1.04	1.09	1.13
Net expenses after expense waiver(3)(4)(5)%	0.80	0.80	0.80	0.95	0.95
Net investment income after expense waiver(3)(4)(5)%	3.16	1.91	0.99	3.07	1.15
Portfolio turnover rate %	123	155	77	123	155

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(5) The Distributor has contractually agreed to waive 0.15% and 0.10% of the average daily net assets attributable to Class ADV and S2 shares, respectively, of the Portfolio related to the distribution fees. The expense waivers will continue through at least May 1, 2008. There is no guarantee that these waivers will continue after this date.

(6) Class ADV commenced operations on April 12, 2006, fully redeemed on July 11, 2006, and recommenced operations on December 20, 2006.

*  Calculated using average number of shares outstanding throughout the period.

** Amount is less than $0.005.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED)

NOTE 1 — ORGANIZATION

The ING Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”) as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988 with an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Trust consists of sixty-one operational portfolios. There are twenty-eight portfolios included in this report (each a “Portfolio” and collectively, the “Portfolios”) and they are: ING Disciplined Small Cap Value Portfolio (“Disciplined Small Cap Value”), ING EquitiesPlus Portfolio (“EquitiesPlus”), ING Evergreen Health Sciences Portfolio (“Evergreen Health Sciences”), ING Evergreen Omega Portfolio (“Evergreen Omega”), ING Global Real Estate Portfolio (“Global Real Estate”), ING Global Resources Portfolio (“Global Resources”), ING Global Technology Portfolio (“Global Technology”), ING International Growth Opportunities Portfolio (“International Growth Opportunities”), formerly, ING International Portfolio, ING Janus Contrarian Portfolio (“Janus Contrarian”), ING JPMorgan Emerging Markets Equity Portfolio (“JPMorgan Emerging Markets Equity”), ING JPMorgan Small Cap Core Equity Portfolio (“JPMorgan Small Cap Core Equity”), ING JPMorgan Value Opportunities Portfolio (“JPMorgan Value Opportunities”), ING Julius Baer Foreign Portfolio (“Julius Baer Foreign”), ING Legg Mason Value Portfolio (“Legg Mason Value”), ING Limited Maturity Bond Portfolio (“Limited Maturity Bond”), ING Liquid Assets Portfolio (“Liquid Assets”), ING Marsico Growth Portfolio (“Marsico Growth”), ING Marsico International Opportunities Portfolio (“Marsico International Opportunities”), ING MFS Total Return Portfolio (“MFS Total Return”), ING MFS Utilities Portfolio (“MFS Utilities”), ING Oppenheimer Main Street Portfolio® (“Oppenheimer Main Street”), ING PIMCO Core Bond Portfolio (“PIMCO Core Bond”), ING PIMCO High Yield Portfolio (“PIMCO High Yield”), ING Pioneer Equity Income Portfolio (“Pioneer Equity Income”), ING Pioneer Fund Portfolio (“Pioneer Fund”), ING Pioneer Mid Cap Value Portfolio (“Pioneer Mid Cap Value”), ING Stock Index Portfolio (“Stock Index”), and ING VP Index Plus International Equity Portfolio (“VP Index Plus International Equity”).

All of the Portfolios are diversified except for Evergreen Health Sciences, Global Real Estate, Global Resources, Janus Contrarian, and Legg Mason Value, which are non-diversified Portfolios. All of the Portfolios, except Liquid Assets and Stock Index, which are authorized to offer three classes of shares (Institutional (“I”), Service (“S”) and Service 2 (“S2”), and are authorized to offer four classes of shares (Class I, Class S, Class S2 and Adviser Class (“Class ADV”)); however, not all Portfolios currently offer all classes. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fee. All shareholders bear the common expenses of the Portfolio and earn income and gains and losses from the Portfolio pro rata based on the average net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including shareholder servicing fees. The information presented in these financial statements pertains to the portfolios listed in this note.

The Trust is intended to serve as an investment medium for (i) variable life insurance policies and variable annuity contracts (“Variable Contracts”) offered by insurance companies, and (ii) certain qualified pension and retirement plans, as permitted under the Federal tax rules relating to the Portfolios serving as investment mediums for Variable Contracts. The Trust currently functions as an investment medium for contracts and policies offered by ING USA Annuity and Life Insurance Company (“ING USA”), Security Life of Denver Insurance Company, ReliaStar Life Insurance Company, United Life Annuities, an indirect, wholly-owned subsidiary of ING USA and ReliaStar Life Insurance Company of New York, an indirect wholly-owned subsidiary of ING USA. ING USA, Security Life of Denver Insurance Company and ReliaStar Life Insurance Company are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is one of the largest financial services institutions in the world, and offers an array of banking, insurance and asset management services to both individuals and institutional investors.

The Trust is also an investment medium for contracts offered by the Security Equity Life Insurance Company, not an affiliate of ING and other non-affiliated life insurance companies.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 1 — ORGANIZATION (continued)

The following is a brief description of each Portfolio’s investment objective:

•	Disciplined Small Cap Value seeks to outperform the total return performance of the Russell 2000® Value Index by investing in common stocks of small companies whose stock prices are believed to be undervalued;

•	EquitiesPlus seeks long term total return that (before fees and expenses) exceeds total return of the Standard & Poor’s 500® Composite Stock Price Index;

•	Evergreen Health Sciences seeks long-term capital growth;

•	Evergreen Omega seeks long-term capital growth;

•	Global Real Estate seeks to provide investors with high total return;

•	Global Resources seeks long-term capital appreciation;

•	Global Technology seeks long-term growth of capital;

•	International Growth Opportunities seeks long-term growth of capital;

•	Janus Contrarian seeks capital appreciation;

•	JPMorgan Emerging Markets Equity seeks capital appreciation;

•	JPMorgan Small Cap Core Equity seeks capital growth over the long-term;

•	JPMorgan Value Opportunities seeks long-term capital appreciation;

•	Julius Baer Foreign seeks long-term growth of capital;

•	Legg Mason Value seeks long-term growth of capital;

•	Limited Maturity Bond seeks the highest current income consistent with low risk to principal and liquidity. As a secondary objective, the Portfolio seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal;

•	Liquid Assets seeks a high level of current income consistent with the preservation of capital and liquidity;

•	Marsico Growth seeks capital appreciation;

•	Marsico International Opportunities seeks long-term growth of capital;

•	MFS Total Return seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. A secondary objective is the reasonable opportunity for growth of capital and income;

•	MFS Utilities seeks total return;

•	Oppenheimer Main Street seeks long-term growth of capital and future income;

•	PIMCO Core Bond seeks maximum total return, consistent with capital preservation and prudent investment management;

•	PIMCO High Yield seeks maximum total return, consistent with capital preservation and prudent investment management;

•	Pioneer Equity Income seeks current income and long-term growth of capital from a portfolio consisting primarily of equity securities of U.S. corporations that are expected to produce income;

•	Pioneer Fund seeks reasonable income and capital growth;

•	Pioneer Mid Cap Value seeks capital appreciation;

•	Stock Index seeks total return; and

•	VP Index Plus International Equity seeks to outperform the total return performance of the Morgan Stanley Capital International Europe Australasia and Far East Index (“MSCI EAFE® Index”), while maintaining a market level of risk.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.	Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Portfolios’ valuation procedures. U.S. government obligations are valued by using market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Portfolios’ Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value (“NAV”) may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio’s Board, in accordance with methods that are specifically authorized by the Board. If a significant event which is likely to impact the value of one or more foreign securities held by a Portfolio occurs after the time at which the foreign market for such security(ies) closes but before the time that a Portfolio’s NAV is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time a Portfolio calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the New York Stock Exchange. Investments in securities maturing in 60 days or less, as well as all securities in the Liquid Assets Portfolio, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B.	Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.	Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.	Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a currency forward contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.

E.	Futures Contracts. Certain Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Portfolio is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Portfolio agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by a Portfolio. When the contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F.	Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gains, if any, are declared daily and paid monthly by the Liquid Assets and the PIMCO High Yield Portfolios. Limited Maturity Bond may declare a dividend monthly or quarterly. For all other Portfolios, net investment income, dividends and net capital distributions, if any, will be declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

G.	Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

H.	Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I.	Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.

J.	Securities Lending. Certain Portfolios have the option to temporarily loan up to 30% of their total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, the Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

K.	Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

L.	Swap Contracts. Certain Portfolios may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. A swap is an agreement between two parties pursuant to which each

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

party agrees to make one or more payments to the other on regularly scheduled dates over a stated term, based on different interest rates, currency exchange rates, security prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices. During the term of the swap, changes in the value of the swap are recognized as unrealized appreciation or depreciation.

M.	Credit Default Swaps. EquitiesPlus, Limited Maturity Bond, PIMCO Core Bond, PIMCO High Yield and Stock Index may enter into credit default swap contracts for investment purposes. All Portfolios may purchase credit default swap contracts in order to hedge against risk of default of debt securities held in their portfolio.

As the seller in a credit default swap contract, a Portfolio would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, a Portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a Portfolio would keep the stream of payments and would have no payment obligations. As the seller, a Portfolio would be subject to investment exposure on the notional amount of the swap.

When a Portfolio purchases a credit default swap, the Portfolio would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk — that the seller may fail to satisfy its payment obligations to the Portfolios in the event of a default.

N.	Illiquid and Restricted Securities. The Portfolios may not invest more than 15% of their net assets (10% for Limited Maturity Bond and Liquid Assets) in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolios to sell them promptly at an acceptable price. The Portfolios may also invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to guidelines approved by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board.

O.	Delayed Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such securities is identified in each Portfolio’s Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to identify liquid assets sufficient to cover the purchase price.

P.	Mortgage Dollar Roll Transactions. In connection with a Portfolio’s ability to purchase or sell securities on a when-issued basis, certain Portfolios may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. In return, the Portfolio is compensated with fee income or receives an advantageous repurchase price (“drop in price”). The mortgage-backed securities that are repurchased will bear the same

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales. Fees received from fee based mortgage dollar rolls are recorded as income.

Q.	Floating Rate Notes Issued in Conjunction with Securities Held — PIMCO Core Bond invested in “inverse floaters” which are fixed income instruments with interest rates that vary inversely with short term interest rates. With respect to certain types of inverse floaters that are acquired in a transaction in which the Portfolio transfers a municipal bond to a trust to create the inverse floater, Statement of Financial Accounting Standards No. 140 (“FAS 140”) requires that the transaction be characterized as a financing instead of a sale for financial statement presentation purposes. At June 30, 2007, PIMCO Core Bond investments in these types of inverse floaters were as follows:

Value of
	Underlying	Floating
	Municipal	Rate Notes	Current
Description	Bond	Outstanding	Rate

State of Georgia, 5.000%, due 05/01/20	$1,043,850	$500,000	6.13%

R.	Sales Commitments. Sale commitments involve commitments to sell fixed income securities where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A Portfolio will enter into sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of sale commitments are not received until the contractual settlement date. During the time a sale commitment is outstanding, except for delayed delivery transactions, the Portfolio will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.

S.	Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2007, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities, were as follows:

	Purchases	Sales

Disciplined Small Cap Value	$224,899,780	$109,671,385
EquitiesPlus	11,591,563	29,077,982
Evergreen Health Sciences	99,257,149	107,076,476
Evergreen Omega	14,087,008	30,988,174
Global Real Estate	178,173,795	58,199,730
Global Resources	477,034,280	339,964,151
Global Technology	75,774,991	83,064,655
International Growth Opportunities	95,594,975	117,097,953
Janus Contrarian	928,544,932	489,104,708
JPMorgan Emerging Markets Equity	121,128,575	48,364,940
JPMorgan Small Cap Core Equity	101,523,134	111,175,339
JPMorgan Value Opportunities	170,202,264	166,931,078
Julius Baer Foreign	709,904,877	500,888,536
Legg Mason Value	126,197,172	68,171,267
Limited Maturity Bond	173,372,110	67,194,914
Marsico Growth	168,461,537	225,944,725
Marsico International Opportunities	220,225,263	224,541,713
MFS Total Return	313,305,862	420,042,009
MFS Utilities	261,013,653	151,043,321
Oppenheimer Main Street	267,828,642	309,545,130
PIMCO Core Bond	317,355,305	180,555,438
PIMCO High Yield	249,080,210	336,690,162
Pioneer Equity Income	1,278,291	224,434
Pioneer Fund	7,327,199	13,616,514
Pioneer Mid Cap Value	325,557,546	233,886,485
Stock Index	19,899,652	6,724,490
VP Index Plus International Equity	893,304,239	661,574,935

U.S. government securities not included above were as follows:

	Purchases	Sales

EquitiesPlus	$48,749,332	$48,807,151
Limited Maturity Bond	1,024,419,605	886,088,385
MFS Total Return	80,039,663	70,809,081
PIMCO Core Bond	7,884,760,132	7,711,520,991
PIMCO High Yield	85,997,270	114,551,987

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

Disciplined Small Cap Value, EquitiesPlus, Global Real Estate and VP Index Plus International Equity have entered into an investment management agreement (“Investment Management Agreement”) with ING Investments, LLC (“ING Investments”), an Arizona limited liability company, which is an indirect, wholly-owned subsidiary of ING Groep. The Investment Management Agreement compensates ING Investments with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee

Disciplined Small Cap Value	0.55% of the first $500 million; 0.50% of the next $500 million; 0.45% thereafter
EquitiesPlus	0.30%
Global Real Estate	0.80% of the first $250 million; 0.775% of the next $250 million; 0.70% thereafter
VP Index Plus International	0.45%

JPMorgan Value Opportunities, Marsico International Opportunities, and MFS Utilities have entered into investment management agreements (“Investment Management Agreements”) with Directed Services, LLC(1) (“DSL”). The Investment Management Agreements compensate DSL with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee

JPMorgan Value Opportunities	0.40% of the first $21 billion; 0.39% of the next $5 billion; 0.38% thereafter

Marsico International Opportunities	0.54% of the first $21 billion; 0.53% thereafter

MFS Utilities	0.60% of the first $1 billion; 0.55% of the next $500 million; 0.50% of the next $5 billion; 0.47% of the next $5 billion; 0.45% of the next $5 billion; 0.44% of the next $5 billion; 0.43% thereafter

Except as noted above, Directed Services, LLC(1) (the “Investment Adviser” or “DSL”) an indirect, wholly-owned subsidiary of ING Groep, provides the Portfolios with advisory and administrative services under a Management Agreement (the “Unified Agreement”).

(1)	Prior to December 31, 2006, Directed Services, Inc. (“DSI”) served as the investment adviser to the Portfolios. On November 9, 2006, the Board approved the consolidation of investment advisory functions of DSI into DSL resulting in the assumption by DSL of the advisory agreement between the Trust and DSI.

Under the Unified Agreement, the Investment Adviser has overall responsibility for engaging managers and for monitoring and evaluating the management of the assets of each Portfolio. Portfolio managers have full investment discretion and make all determinations with respect to the investment of a Portfolio’s assets and the purchase and sale of portfolio securities and other investments. Pursuant to this Unified Agreement, the Investment Adviser also is responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of each Portfolio, including, among other things, custodial, administrative, transfer agency, portfolio accounting, dividend reimbursing, and auditing. As compensation for its services under the Unified Agreement, the Trust pays the Investment Adviser a monthly fee (a “Unified Fee”) based on the following annual rates of the average daily net assets of the Portfolios:

Portfolio	Fee

Evergreen Health Sciences	0.75% of the first $500 million; 0.70% of the amount in excess of $500 million

Evergreen Omega	0.60% of the first $750 million;
0.55% of the next $750 million;
0.50% of the next $5 billion;
0.475% of the next $5 billion;
0.455% of the next $5 billion;
0.44% of the next $5 billion;
0.43% thereafter

Global Resources(1)	0.75% of the first $750 million; 0.70% of the next $1.25 billion; 0.65% of the next $1.5 billion; 0.60% of the amount in excess of $3.5 billion.

Global Technology(2)	1.25% of first $1 billion; 1.15% thereafter

International Growth Opportunities	1.00% of the first $500 million; 0.80% of the amount in excess of $500 million

Janus Contrarian and Legg Mason Value*	0.81% of the first $250 million; 0.77% of the next $400 million; 0.73% of the next $450 million; 0.67% of the amount in excess of $1.1 billion

JPMorgan Emerging Markets Equity	1.25%

JPMorgan Small Cap Core Equity	0.90% of the first $200 million; 0.85% of the next $300 million; 0.80% of the next $250 million; 0.75% thereafter

Julius Baer Foreign	1.00% of the first $50 million; 0.95% of the next $200 million; 0.90% of the next $250 million; 0.85% thereafter

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

Portfolio	Fee

Limited Maturity Bond and Liquid Assets*	0.35% of the first $200 million; 0.30% of the next $300 million; 0.25% of the amount in excess of $500 million

Marsico Growth(3)	0.85% of the first $250 million; 0.80% of the next $400 million; 0.75% of the next $450 million; 0.70% of the amount in excess of $1.1 billion

MFS Total Return and Oppenheimer Main Street*(4)	0.75% of the first $250 million; 0.70% of the next $400 million; 0.65% of the next $450 million; 0.60% of the amount in excess of $1.1 billion

PIMCO Core Bond	0.75% of the first $100 million; 0.65% of the next $100 million; 0.55% of the amount in excess of $200 million

PIMCO High Yield	0.49%

Pioneer Equity Income	0.65% of the first $500 million; 0.60% thereafter

Pioneer Fund(5)	0.725% of the first $500 million; 0.675% of the next $500 million; 0.625% thereafter

Pioneer Mid Cap Value	0.64%
Stock Index	0.26%

*	Fee is calculated using the combined net assets of these Portfolios.

(1)	The assets of Global Resources are aggregated with those of ING T. Rowe Price Capital Appreciation Portfolio, ING T. Rowe Price Equity Income Portfolio, ING Van Kampen Growth and Income Portfolio, ING Van Kampen Real Estate Portfolio and ING Wells Fargo Disciplined Value Portfolio, which are not included in this report, to determine the Unified Fee.

(2)	Prior to August 7, 2006, the fee was 1.35% of the first $1 billion and 1.25% thereafter.

(3)	The assets of Marsico Growth are aggregated with those of ING AllianceBernstein Mid Cap Growth Portfolio, which is not included in this report, to determine the Unified Fee.

(4)	The assets of MFS Total Return and Oppenheimer Main Street are aggregated with ING FMRSM Mid Cap Growth Portfolio, which is not included in this report, to determine the Unified Fee.

(5)	Prior to May 11, 2007, the fee was 0.75% of the first $500 million, 0.70% of the next $500 million and 0.65% thereafter.

DSL has contractually agreed to waive a portion of the advisory fee for JPMorgan Small Cap Core Equity. The waiver is calculated as follows:

Waiver = 50% × (former sub-advisory fee minus new sub-advisory fee)

For the six months ended June 30, 2007, DSL waived $56,072 for JPMorgan Small Cap Core Equity.

This waiver will continue through at least May 1, 2008 and there is no guarantee that this waiver will continue after said date. The agreement will only renew if DSL elects to renew it.

Effective November 1, 2006, certain ING Portfolios sub-advised by ING IM are permitted to invest end-of-day cash balances into ING Institutional Prime Money Market Fund. Investment management fees paid by the Portfolios will be reduced by an amount equal to the management fees paid indirectly to the ING Institutional Prime Money Market Fund with respect to assets invested by the Portfolios. As of June 30, 2007, EquitiesPlus, Global Resources, Global Technology, International Growth Opportunities, Limited Maturity Bond and Stock Index waived $2,624, $2,856, $184, $266, $8,327 and $3,725, respectively. These fees are not subject to recoupment.

ING Funds Services, LLC (the “Administrator”), an indirect, wholly-owned subsidiary of ING Groep, acts as administrator and provides certain administrative and shareholder services necessary for the Disciplined Small Cap Value, EquitiesPlus, Global Real Estate, JPMorgan Value Opportunities, Marsico International Opportunities, MFS Utilities and VP Index Plus International Equity Portfolio’s operations and is responsible for the supervision of other service providers. For its services, the Administrator is entitled to receive from each Portfolio a fee at an annual rate of 0.10% of the Portfolio’s average daily net assets.

The Trust and ING Investments or DSL (collectively, “Investment Advisers”) have entered into Portfolio Management Agreements with each sub-adviser. These sub-advisers provide investment advice for the various Portfolios and are paid by one of the Investment Advisers based on the average daily net assets of the respective Portfolios. The sub-adviser of each of the Series are as follows (*denotes a related party adviser):

Portfolio	Sub-Adviser

Disciplined Small Cap Value	ING Investment Management Co.*

EquitiesPlus	ING Investment Management Co.*

Evergreen Health Sciences	Evergreen Investment Management Company, LLC

Evergreen Omega	Evergreen Investment Management Company, LLC

Global Real Estate	ING Clarion Real Estate Securities L.P.*

Global Technology	ING Investment Management Co.*

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

Portfolio	Sub-Adviser

Global Resources	ING Investment Management Co.*

International Growth Opportunities	ING Investment Management Co.*

Janus Contrarian	Janus Capital Management LLC

JPMorgan Emerging Markets Equity	J.P. Morgan Investment Management Inc.

JPMorgan Small Cap Core Equity	J.P. Morgan Investment Management Inc.

JPMorgan Value Opportunities	J.P. Morgan Investment Management Inc.

Julius Baer Foreign	Julius Baer Investment Management LLC

Legg Mason Value	Clearbridge Advisers, LLC

Limited Maturity Bond	ING Investment Management Co.*

Liquid Assets	ING Investment Management Co.*

Marsico Growth	Marsico Capital Management, LLC

Marsico International	Marsico Capital Management, LLC

MFS Total Return	Massachusetts Financial Services Company

MFS Utilities	Massachusetts Financial Services Company

Oppenheimer Main Street	OppenheimerFunds, Inc.

PIMCO Core Bond	Pacific Investment Management Company LLC

PIMCO High Yield	Pacific Investment Management Company LLC

Pioneer Equity Income	Pioneer Investment Management, Inc.

Pioneer Fund	Pioneer Investment Management, Inc.

Pioneer Mid Cap Value	Pioneer Investment Management, Inc.

Stock Index	ING Investment Management Co.*

VP Index Plus International Equity	ING Investment Management Advisors, B.V.*

In placing equity security transactions, each sub-adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, each sub-adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to the Portfolio a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of the Portfolio. These commission recapture payments benefit the Portfolios and not the sub-adviser. Any amount credited to a Portfolio is recognized as brokerage commission recapture in the Statements of Operations.

NOTE 5 — EXPENSE LIMITATIONS

Each Investment Adviser has entered into written expense limitation agreements with certain of the Portfolios, whereby each Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

	Class ADV	Class I	Class S	Class S2

Disciplined Small Cap Value	1.35%	0.75%	1.00%	1.15%
EquitiesPlus	1.00%	0.40%	0.65%	0.80%
Global Real Estate	1.50%	0.90%	1.15%	1.30%
Global Technology	1.65%	1.05%	1.30%	1.45%
Janus Contrarian(1)	1.34%	0.74%	0.99%	1.14%
JPMorgan Value Opportunities	1.13%	0.53%	0.78%	0.93%
Marsico International Opportunities	1.28%	0.68%	0.93%	1.08%
MFS Utilities	1.40%	0.80%	1.05%	1.20%
Pioneer Equity Income	1.30%	0.70%	0.95%	1.10%
Pioneer Mid Cap Value	1.25%	0.65%	0.90%	1.05%
VP Index Plus International Equity	1.15%	0.55%	0.80%	0.95%

(1)	Prior to April 28, 2007, Janus Contrarian had no expense limits.

The Investment Advisers may at a later date recoup from a Portfolio (except, Global Technology) management fees waived and other expenses assumed by the Investment Advisers during the previous 36 months, but only if, after such reimbursement, the Portfolios’ expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Advisers of such waived and reimbursed fees are recognized in the accompanying Statements of Operations for each Portfolio in the period during which such waiver, reimbursement or recoupment occurs.

The expense limitation agreements are contractual and shall renew automatically unless ING Investments or DSL provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 5 — EXPENSE LIMITATIONS (continued)

Effective May 11, 2007, pursuant to a side agreement, DSL lowered the expense limits for Pioneer Fund to 1.285%, 0.685%, 0.935% and 1.085% for Class ADV, Class I, Class S and Class S2, respectively, through May 1, 2008. Prior to this date, effective September 23, 2005, the expense limits were 1.31%, 0.71%, 0.96% and 1.11% for Class ADV, Class I, Class S and Class S2, respectively. The side agreement will only renew if DSL elects to renew it.

As of June 30, 2007, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Advisers, and the related expiration dates are as follows:

	June 30,

	2008	2009	2010	Total

EquitiesPlus	$—	$22,133	$77,194	$99,327
Global Real Estate	—	45,154	104,426	149,580
JPMorgan Value Opportunities	—	32,327	48,508	80,835
Marsico International Opportunities	—	72,118	176,451	248,569
MFS Utilities	—	19,373	—	19,373
Pioneer Equity Income	—	—	198	198
Pioneer Fund	—	34,744	57,898	92,642
VP Index Plus International Equity	—	84,790	214,270	299,060

NOTE 6 — DISTRIBUTION AND SERVICE FEE

The Trust has entered into a Shareholder Service Plan (the ”Plan”) for the Class S and Class S2 shares of each Portfolio of the Trust. The Agreement compensates IFD(1) for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S and Class S2 shares. Under the Plan, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S and Class S2, respectively. Each Portfolio has entered into a Rule 12b-1 Distribution Plan (the ”Class S2 Plan”) with DSL or ING Investments on behalf of the Class S2 shares of the Portfolio. The Class S2 Plan provides that the Class S2 shares shall pay a 12b-1 distribution fee, for distribution services including payments to IFD at an annual rate of 0.25% of the average daily net assets. IFD has contractually agreed to waive a portion of its fee equal to 0.10% of the average daily net assets attributable to Class S2 of the Portfolios, so that the actual distribution fee paid by a Portfolio is an annual rate of 0.15%.

Class ADV has a Rule 12b-1 Service and Distribution Plan. Class ADV shares pay a service fee of a 0.25% and a distribution fee of 0.50% of each Portfolio’s average daily net assets attributable to Class ADV shares. IFD has contractually agreed to waive a portion of its fee equal 0.15% of the Portfolio’s average daily net assets attributable to Class ADV shares so that the actual distribution fee paid by a Portfolio is a rate of 0.35%.

(1)	Prior to December 31, 2006, Directed Services, Inc. (“DSI”) served as distributor to the Portfolios. On November 9, 2006, the Board approved the consolidation of distribution functions of DSL into IFD resulting in the assumption by IFD of the distribution agreement between the Trust and DSI to be effective December 31, 2006.

NOTE 7 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

The Registrant has adopted a Retirement Policy covering all independent trustees of the Portfolio who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this policy are based on an annual rate as defined in the policy.

At June 30, 2007, the following ING Portfolios or indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of the following Portfolios in separate accounts or seed money:

ING Life Insurance and Annuity Company	Evergreen Omega (7.03%) Global Resources (14.02%)
JPMorgan Emerging Markets Equity (9.44%)
JPMorgan Value Opportunity (12.03%)
Marsico International Opportunities (7.68%)
MFS Total Return (7.79%)
MFS Utilities (9.16%)
Pioneer (22.20%)
Pioneer Equity Income (95.28%)
Stock Index (9.99%)

ING USA Annuity and Life Insurance	Equities Plus (99.85%) Evergreen Health Sciences (92.01%)
Evergreen Omega (5.09%)
Global Real Estate (56.00%)
Global Resources (78.36%)
Global Technology (98.80%)
International Growth Opportunities (99.41%)
Janus Contrarian (98.86%)
JPMorgan Emerging Markets Equity (65.75%)
JPMorgan Small Cap Core Equity (69.00%)
JPMorgan Value Opportunity (18.54%)
Julius Baer Foreign (41.56%)
Legg Mason Value (45.25%)
Limited Maturity Bond (30.38%)
Liquid Assets (78.78%)
Marsico Growth (85.31%)
MFS Total Return (86.42%)
MFS Utilities (82.92%)
Oppenheimer Main Street (94.57%)
PIMCO Core Bond (47.21%)
PIMCO High Yield (90.14%)
Pioneer (75.37%)
Pioneer Mid Cap Value (74.18%)
VP Index Plus International Equity (7.50%)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 7 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES (continued)

Reliastar Life Insurance Company	Evergreen Omega (67.12%) JPMorgan Small Cap Core Equity (17.78%)
JPMorgan Value Opportunity (16.33%)
Liquid Assets (5.50%)
Marsico International Opportunities (20.61%)
Stock Index (29.40%)

Security Life Insurance Company	Evergreen Omega (19.46%) JPMorgan Small Cap Core Equity (8.11%)
Liquid Assets (7.42%)
Stock Index (56.65%)
VP Index Plus International Equity (7.74%)

ING LifeStyle Aggressive Growth Portfolio	Disciplined Small Cap Value (22.32%) Global Real Estate (8.39%)
JPMorgan Value Opportunity (10.63%)
Julius Baer Foreign (9.08%)
Legg Mason Value (8.25%)
VP Index Plus International Equity (12.37%)

ING LifeStyle Growth Portfolio	Disciplined Small Cap Value (56.67%) Global Real Estate (14.21%)
JPMorgan Emerging Markets Equity (7.02%)
JPMorgan Value Opportunity (18.01%)
Julius Baer Foreign (18.13%)
Legg Mason Value (17.46%)
Limited Maturity Bond (15.36%)
PIMCO Core Bond (15.91%)
Pioneer Mid Cap Value (10.57%)
VP Index Plus International Equity (26.19%)

ING LifeStyle Moderate Growth Portfolio	Disciplined Small Cap Value (14.49%) Global Real Estate (10.89%)
JPMorgan Value Opportunity (13.80%)
Julius Baer Foreign (12.62%)
Legg Mason Value (10.70%)
Limited Maturity Bond (15.68%)
PIMCO Core Bond (24.38%)
Pioneer Mid Cap Value (5.40%)
VP Index Plus International Equity (12.04%)

ING LifeStyle Moderate Portfolio	Disciplined Small Cap Value (6.45%) JPMorgan Value Opportunity (6.15%)
Limited Maturity Bond (13.97%)
PIMCO Core Bond (12.02%)
VP Index Plus International Equity (5.36%)

ING Solution 2025 Portfolio	Limited Maturity Bond (6.72%) VP Index Plus International Equity (5.92%)

ING Solution 2035 Portfolio	VP Index Plus International Equity (6.27%)

At June 30, 2007, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities:

			Accrued
	Accrued		Shareholder
	Investment	Accrued	Service and
	Management	Administrative	Distribution
	Fees	Fees	Fees	Total

Disciplined Small Cap Value	$81,117	$14,748	$—	$95,865
EquitiesPlus	29,428	10,151	25,381	64,960
Evergreen Health Sciences	133,528	—	43,519	177,047
Evergreen Omega	101,162	—	2,327	103,489
Global Real Estate	150,639	18,830	29,940	199,409
Global Resources	447,205	—	176,664	623,869
Global Technology	88,119	—	18,460	106,579
International Growth Opportunities	148,664	—	38,497	187,161
Janus Contrarian	430,846	—	152,320	583,166
JPMorgan Emerging Markets Equity	969,023	—	147,156	1,116,179
JPMorgan Small Cap Core Equity	328,997	—	78,121	407,118
JPMorgan Value Opportunities	126,005	31,501	17,077	174,583
Julius Baer Foreign	1,464,517	—	213,961	1,678,478
Legg Mason Value	591,656	—	106,447	698,103
Limited Maturity Bond	151,897	—	55,722	207,619
Liquid Assets	253,978	—	202,854	456,832
Marsico Growth	583,015	—	178,264	761,279
Marsico International Opportunities	184,701	34,203	58,430	277,334
MFS Total Return	843,968	—	310,886	1,154,854
MFS Utilities	237,443	39,573	97,188	374,204
Oppenheimer Main Street	290,905	—	113,663	404,568
PIMCO Core Bond	711,792	—	152,480	864,272
PIMCO High Yield	313,294	—	151,079	464,373
Pioneer Equity Income	559	86	—	645
Pioneer Fund	80,059	—	20,845	100,904
Pioneer Mid Cap Value	511,631	—	149,871	661,502
Stock Index	93,739	—	53	93,792
VP Index Plus International Equity	240,431	53,428	30,910	324,769

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

The following Portfolios placed a portion of their portfolio transactions with brokerage firms which are affiliates of the Investment Advisers. The commissions paid to these affiliated firms were:

	Affiliated	Commissions
	Brokers	Received

Janus Contrarian	ING Baring LLC	$17,869
Julius Baer Foreign	ING Baring LLC	18,968
	ING Securities	1,043
Marsico International Opportunities	ING Baring LLC	528
MFS Utilities	ING Baring LLC	4,630

NOTE 8 — OPTIONS WRITTEN

Transactions in options written for Janus Contrarian for the six months ended June 30, 2007 were as follows:

	Number of
	Contracts	Premium

Balance at 12/31/06	—	$—
Options Written	95	16,150

Balance at 06/30/07	95	$16,150

Transactions in options written for PIMCO Core Bond for the six months ended June 30, 2007 were as follows:

	USD	EUR	GBP
	Notional	Notional	Notional	Premium

Balance at 12/31/06	590,200,000	56,700,000	41,800,000	$6,683,856
Options Written	808,700,000			8,544,504
Options Terminated in Closing Purchase Transactions	(519,900,000)			(4,368,665)
Options Expired	(17,300,000)		(11,900,000)	(347,986)

Balance at 6/30/07	861,700,000	56,700,000	29,900,000	$10,511,709

	Number of
	Contracts	Premium

Balance at 12/31/06	1,783	$655,820
Options Written	2,450	824,075
Options Expired	(2,196)	(803,288)
Options Exercised	(484)	(148,835)

Balance at 06/30/07	1,553	$527,772

06/30/07 Balance of premiums received for options written:		$11,039,481

NOTE 9 — CAPITAL SHARES TRANSACTIONS

Transactions in capital shares and dollars were as follows:

	Class I

	Six Months	April 28,
	Ended	2006(1) to
	June 30,	December 31,
	2007	2006

Disciplined Small Cap Value (Number of Shares)
Shares sold	10,428,861	5,827,848
Shares redeemed	(303,960)	(226,260)

Net increase in shares outstanding	10,124,901	5,601,588

Disciplined Small Cap Value ($)
Shares sold	$117,270,641	$58,325,452
Shares redeemed	(3,475,628)	(2,348,481)

Net increase	$113,795,013	$55,976,971

	Class ADV		Class I

	Six Months	December 29,	Six Months	December 29,
	Ended	2006(1) to	Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

EquitiesPlus (Number of Shares)
Shares sold	2	92	2	92

Net increase in shares outstanding	2	92	2	92

EquitiesPlus ($)
Shares sold	$20	$1,000	$20	$1,000

Net increase	$20	$1,000	$20	$1,000

(1)	Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES TRANSACTIONS (continued)

	Class S		Class S2

	Six Months	April 28,	Six Months	June 1,
	Ended	2006(1) to	Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

EquitiesPlus (Number of Shares)
Shares sold	26,831	14,193,637	1	3,071
Shares redeemed	(1,483,135)	(2,250,778)	(30)	(34)

Net increase (decrease) in shares outstanding	(1,456,304)	11,942,859	(29)	3,037

EquitiesPlus ($)
Shares sold	$298,605	$141,976,316	$10	$30,000
Shares redeemed	(16,577,167)	(22,735,773)	(334)	(349)

Net increase (decrease)	$(16,278,562)	$119,240,543	$(324)	$29,651

	Class ADV		Class I

	Six Months	December 29,	Six Months	April 28,
	Ended	2006(1) to	Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Evergreen Health Sciences (Number of Shares)
Shares sold	1	84	123,581	430,525
Dividends reinvested	—	—	—	109
Shares redeemed	—	(2)	(79,222)	(105,801)

Net increase in shares outstanding	1	82	44,359	324,833

Evergreen Health Sciences ($)
Shares sold	$10	$1,011	$1,581,391	$4,877,232
Dividends reinvested	—	—	—	1,210
Shares redeemed	—	(23)	(995,115)	(1,198,491)

Net increase	$10	$988	$586,276	$3,679,951

	Class S		Class S2

	Six Months		Six Months	December 29,
	Ended	Year Ended	Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Evergreen Health Sciences (Number of Shares)
Shares sold	1,579,340	4,134,900	1	83
Dividends reinvested	—	6,672	—	—
Shares redeemed	(1,793,883)	(3,117,664)	—	(1)

Net increase (decrease) in shares outstanding	(214,543)	1,023,908	1	82

Evergreen Health Sciences ($)
Shares sold	$19,967,006	$46,925,435	$12	$1,000
Dividends reinvested	—	73,987	—	—
Shares redeemed	(22,535,719)	(35,287,162)	—	(12)

Net increase (decrease)	$(2,568,713)	$11,712,260	$12	$988

(1)	Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES TRANSACTIONS (continued)

	Class ADV		?Class I

	Six Months	December 29,	Six Months
	Ended	2006(1) to	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Evergreen Omega (Number of Shares)
Shares sold	2	87	197,668	297,281
Shares redeemed	(1)	—	(1,389,487)	(2,847,588)

Net increase (decrease) in shares outstanding	1	87	(1,191,819)	(2,550,307)

Evergreen Omega ($)
Shares sold	$22	$1,000	$2,375,254	$3,292,927
Shares redeemed	(12)	—	(16,847,616)	(31,592,955)

Net increase (decrease)	$10	$1,000	$(14,472,362)	$(28,300,028)

	Class S		Class S2

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Evergreen Omega (Number of Shares)
Shares sold	46,487	619,128	11,230	36,914
Shares redeemed	(252,195)	(440,416)	(17,736)	(9,321)

Net increase (decrease) in shares outstanding	(205,708)	178,712	(6,506)	27,593

Evergreen Omega ($)
Shares sold	$540,114	$6,970,753	$133,570	$408,011
Shares redeemed	(2,950,930)	(4,988,980)	(210,377)	(102,746)

Net increase (decrease)	$(2,410,816)	$1,981,773	$(76,807)	$305,265

	Class ADV		Class I

	Six Months	April 28,	Six Months	January 3,
	Ended	2006(1) to	Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Global Real Estate (Number of Shares)
Shares sold	159	92	4,786,014	4,300,174
Dividends reinvested	—	—	—	77,888
Shares redeemed	(158)	—	(557,572)	(1,046,170)

Net increase in shares outstanding	1	92	4,228,442	3,331,892

Global Real Estate ($)
Shares sold	$2,163	$891	$66,601,867	$47,087,611
Dividends reinvested	—	—	—	1,033,473
Shares redeemed	(2,150)	—	(7,833,847)	(12,909,350)

Net increase	$13	$891	$58,768,020	$35,211,734

(1)	Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES TRANSACTIONS (continued)

	Class S		Class S2

	Six Months	January 3,	Six Months	May 3,
	Ended	2006(1) to	Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Global Real Estate (Number of Shares)
Shares sold	5,941,947	8,742,287	116,816	135,571
Dividends reinvested	—	148,060	—	2,758
Shares redeemed	(1,367,828)	(2,906,357)	(23,802)	(3,980)

Net increase in shares outstanding	4,574,119	5,983,990	93,014	134,349

Global Real Estate ($)
Shares sold	$83,409,446	$100,319,386	$1,643,249	$1,644,122
Dividends reinvested	—	1,963,105	—	36,681
Shares redeemed	(19,143,038)	(32,306,552)	(330,342)	(52,503)

Net increase	$64,266,408	$69,975,939	$1,312,907	$1,628,300

	Class ADV		Class I

	Six Months	December 18,	Six Months
	Ended	2006(1) to	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Global Resources (Number of Shares)
Shares sold	12,721	8,376	352,754	680,631
Dividends reinvested	—	—	—	108,679
Shares redeemed	(3,309)	—	(163,453)	(309,952)

Net increase in shares outstanding	9,412	8,376	189,301	479,358

Global Resources ($)
Shares sold	$298,199	$182,487	$8,135,161	$15,298,736
Dividends reinvested	—	—	—	2,275,736
Shares redeemed	(71,980)	—	(3,679,307)	(6,217,837)

Net increase	$226,219	$182,487	$4,455,854	$11,356,635

	Class S		Class S2

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Global Resources (Number of Shares)
Shares sold	4,304,541	7,274,624	114,883	300,667
Shares issued in merger	5,740,059	—	—	—
Dividends reinvested	—	2,899,012	—	174,593
Shares redeemed	(3,048,442)	(4,002,867)	(112,543)	(117,617)

Net increase in shares outstanding	6,996,158	6,170,769	2,340	357,643

Global Resources ($)
Shares sold	$104,589,787	$161,188,471	$2,489,556	$6,697,369
Proceeds issued in merger	118,165,700	—	—	—
Dividends reinvested	—	60,502,377	—	3,628,050
Shares redeemed	(67,346,881)	(82,728,567)	(2,439,458)	(2,467,761)

Net increase	$155,408,606	$138,962,281	$50,098	$7,857,658

(1)	Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES TRANSACTIONS (continued)

	Class ADV		Class I

	Six Months	December 29,	Six Months	April 28,
	Ended	2006(1) to	Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Global Technology (Number of Shares)
Shares sold	3	142	1	129

Net increase in shares outstanding	3	142	1	129

Global Technology ($)
Shares sold	$30	$1,000	$10	$1,012

Net increase	$30	$1,000	$10	$1,012

	Class S		Class S2

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Global Technology (Number of Shares)
Shares sold	1,602,188	3,453,847	23,003	207,325
Dividends reinvested	—	1,087,308	—	103,091
Shares redeemed	(2,289,504)	(3,293,670)	(94,937)	(139,704)

Net increase (decrease) in shares outstanding	(687,316)	1,247,485	(71,934)	170,712

Global Technology ($)
Shares sold	$11,623,094	$23,966,360	$161,289	$1,547,125
Dividends reinvested	—	6,991,390	—	659,877
Shares redeemed	(16,130,565)	(23,352,448)	(668,780)	(966,904)

Net increase (decrease)	$(4,507,471)	$7,605,302	$(507,491)	$1,240,098

	Class ADV		Class I

	Six Months	December 29,	Six Months	April 28,
	Ended	2006(1) to	Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

International Growth Opportunities (Number of Shares)
Shares sold	2	93	1	85

Net increase in shares outstanding	2	93	1	85

International Growth Opportunities ($)
Shares sold	$20	$1,000	$10	$1,017

Net increase	$20	$1,000	$10	$1,017

	Class S		Class S2

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

International Growth Opportunities (Number of Shares)
Shares sold	—	23,231	868	7,306
Dividends reinvested	—	2,790,431	—	165,192
Shares redeemed	(1,942,311)	(3,878,874)	(62,755)	(164,323)

Net increase (decrease) in shares outstanding	(1,942,311)	(1,065,212)	(61,887)	8,175

International Growth Opportunities ($)
Shares sold	$—	$260,414	$10,154	$85,767
Dividends reinvested	—	26,453,281	—	1,566,024
Shares redeemed	(21,911,573)	(40,967,424)	(709,576)	(1,708,017)

Net decrease	$(21,911,573)	$(14,253,729)	$(699,422)	$(56,226)

(1)	Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES TRANSACTIONS (continued)

	Class ADV		Class I

	Six Months	December 29,	Six Months	April 28,
	Ended	2006(1) to	Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Janus Contrarian (Number of Shares)
Shares sold	2	67	1	74
Shares issued in merger	61	—	60	—
Shares redeemed	—	—	—	(1)

Net increase in shares outstanding	63	67	61	73

Janus Contrarian ($)
Shares sold	$20	$1,000	$10	$1,032
Proceeds issued in merger	1,031	—	1,032	—
Shares redeemed	—	—	—	(14)

Net increase	$1,051	$1,000	$1,042	$1,018

	Class S		Class S2

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Janus Contrarian (Number of Shares)
Shares sold	8,263,898	4,718,162	233,150	203,064
Shares issued in merger	22,115,384	—	1,590,417	—
Dividends reinvested	—	421,850	—	19,249
Shares redeemed	(1,260,056)	(1,450,970)	(81,544)	(30,448)

Net increase in shares outstanding	29,119,226	3,689,042	1,742,023	191,865

Janus Contrarian ($)
Shares sold	$134,421,965	$63,816,624	$3,723,424	$2,759,843
Proceeds issued in merger	377,472,570	—	26,982,566	—
Dividends reinvested	—	5,382,805	—	244,461
Shares redeemed	(21,012,824)	(19,096,420)	(1,343,955)	(401,447)

Net increase	$490,881,711	$50,103,009	$29,362,035	$2,602,857

	Class ADV		Class I

	Six Months	March 23,	Six Months
	Ended	2006(1) to	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

JPMorgan Emerging Markets Equity (Number of Shares)
Shares sold	98,605	22,821	3,204,315	9,458,042
Dividends reinvested	—	20	—	148,594
Shares redeemed	(20,960)	(666)	(1,304,855)	(2,044,845)

Net increase in shares outstanding	77,645	22,175	1,899,460	7,561,791

JPMorgan Emerging Markets Equity ($)
Shares sold	$2,027,836	$404,631	$67,942,894	$160,609,411
Dividends reinvested	—	309	—	2,368,589
Shares redeemed	(443,795)	(12,428)	(27,141,533)	(33,944,486)

Net increase	$1,584,041	$392,512	$40,801,361	$129,033,514

(1)	Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES TRANSACTIONS (continued)

	Class S		Class S2

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

JPMorgan Emerging Markets Equity (Number of Shares)
Shares sold	4,340,840	12,775,614	75,977	580,905
Dividends reinvested	—	448,992	—	29,293
Shares redeemed	(3,179,873)	(9,785,003)	(103,156)	(152,921)

Net increase (decrease) in shares outstanding	1,160,967	3,439,603	(27,179)	457,277

JPMorgan Emerging Markets Equity ($)
Shares sold	$90,548,304	$213,583,612	$1,545,254	$9,504,100
Dividends reinvested	—	7,156,933	—	464,002
Shares redeemed	(62,937,109)	(159,548,855)	(2,038,414)	(2,422,298)

Net increase (decrease)	$27,611,195	$61,191,690	$(493,160)	$7,545,804

	Class ADV		Class I

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

JPMorgan Small Cap Core Equity (Number of Shares)
Shares sold	85,245	110,898	326,544	3,772,936
Dividends reinvested	—	1,818	—	258,044
Shares redeemed	(27,950)	(34,062)	(1,230,189)	(2,365,729)

Net increase (decrease) in shares outstanding	57,295	78,654	(903,645)	1,665,251

JPMorgan Small Cap Core Equity ($)
Shares sold	$1,245,191	$1,503,977	$4,897,837	$53,573,639
Dividends reinvested	—	23,831	—	3,429,411
Shares redeemed	(424,391)	(458,569)	(18,439,324)	(31,711,293)

Net increase (decrease)	$820,800	$1,069,239	$(13,541,487)	$25,291,757

	Class S		Class S2

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

JPMorgan Small Cap Core Equity (Number of Shares)
Shares sold	1,972,220	5,077,009	132,291	353,076
Dividends reinvested	—	403,561	—	96,072
Shares redeemed	(1,593,052)	(2,433,360)	(177,494)	(270,400)

Net increase (decrease) in shares outstanding	379,168	3,047,210	(45,203)	178,748

JPMorgan Small Cap Core Equity ($)
Shares sold	$29,758,873	$69,384,199	$1,975,197	$4,743,984
Dividends reinvested	—	5,335,072	—	1,261,419
Shares redeemed	(23,829,737)	(32,701,600)	(2,616,788)	(3,631,289)

Net increase (decrease)	$5,929,136	$42,017,671	$(641,591)	$2,374,114

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES TRANSACTIONS (continued)

	Class ADV		Class I

	Six Months	May 30,	Six Months
	Ended	2006(1) to	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

JPMorgan Value Opportunities (Number of Shares)
Shares sold	415	726	3,288,440	13,543,773
Dividends reinvested	—	12	—	379,522
Shares redeemed	(2)	(3)	(2,244,745)	(3,285,273)

Net increase in shares outstanding	413	735	1,043,695	10,638,022

JPMorgan Value Opportunities ($)
Shares sold	$5,367	$8,290	$42,670,547	$155,902,480
Dividends reinvested	—	137	—	4,231,674
Shares redeemed	(20)	(25)	(29,623,032)	(37,623,235)

Net increase	$5,347	$8,402	$13,047,515	$122,510,919

	Class S		Class S2

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

JPMorgan Value Opportunities (Number of Shares)
Shares sold	1,496,855	4,559,520	47,625	60,409
Dividends reinvested	—	71,426	—	2,005
Shares redeemed	(1,998,747)	(14,197,277)	(39,147)	(7,560)

Net increase (decrease) in shares outstanding	(501,892)	(9,566,331)	8,478	54,854

JPMorgan Value Opportunities ($)
Shares sold	$19,229,639	$52,569,068	$599,411	$707,441
Dividends reinvested	—	797,114	—	22,275
Shares redeemed	(25,745,204)	(161,100,506)	(501,686)	(86,088)

Net increase (decrease)	$(6,515,565)	$(107,734,324)	$97,725	$643,628

	Class ADV		Class I

	Six Months	April 28,	Six Months
	Ended	2006(1) to	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Julius Baer Foreign (Number of Shares)
Shares sold	205,759	29,709	13,313,892	55,594,070
Dividends reinvested	—	—	—	4,798
Shares redeemed	(5,461)	(2,357)	(7,573,674)	(5,376,958)

Net increase in shares outstanding	200,298	27,352	5,740,218	50,221,910

Julius Baer Foreign ($)
Shares sold	$3,827,341	$445,579	$235,522,501	$849,486,056
Dividends reinvested	—	—	—	69,906
Shares redeemed	(98,892)	(37,876)	(139,682,348)	(83,024,730)

Net increase	$3,728,449	$407,703	$95,840,153	$766,531,232

(1)	Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES TRANSACTIONS (continued)

	Class S		Class S2

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Julius Baer Foreign (Number of Shares)
Shares sold	7,934,338	22,316,422	239,744	2,747,001
Dividends reinvested	—	4,180	—	538
Shares redeemed	(2,194,195)	(41,316,618)	(230,742)	(1,517,853)

Net increase (decrease) in shares outstanding	5,740,143	(18,996,016)	9,002	1,229,686

Julius Baer Foreign ($)
Shares sold	$142,105,979	$329,435,204	$4,205,445	$38,966,097
Dividends reinvested	—	60,734	—	7,801
Shares redeemed	(37,656,085)	(629,174,405)	(4,032,006)	(22,338,676)

Net increase (decrease)	$104,449,894	$(299,678,467)	$173,439	$16,635,222

	Class ADV		Class I

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Legg Mason Value (Number of Shares)
Shares sold	71,809	497,001	12,015,561	31,607,233
Dividends reinvested	—	2,145	—	85,949
Shares redeemed	(89,164)	(86,521)	(3,437,275)	(2,871,354)

Net increase (decrease) in shares outstanding	(17,355)	412,625	8,578,286	28,821,828

Legg Mason Value ($)
Shares sold	$817,078	$5,132,293	$140,239,192	$328,865,235
Dividends reinvested	—	21,642	—	873,240
Shares redeemed	(1,029,987)	(900,509)	(40,446,157)	(29,956,364)

Net increase (decrease)	$(212,909)	$4,253,426	$99,793,035	$299,782,111

	Class S		Class S2

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Legg Mason Value (Number of Shares)
Shares sold	1,270,622	8,579,890	49,306	395,399
Dividends reinvested	—	141,759	—	9,435
Shares redeemed	(4,001,475)	(20,073,147)	(216,406)	(293,177)

Net increase (decrease) in shares outstanding	(2,730,853)	(11,351,498)	(167,100)	111,657

Legg Mason Value ($)
Shares sold	$15,148,865	$90,480,291	$559,301	$4,130,665
Dividends reinvested	—	1,436,016	—	95,195
Shares redeemed	(45,985,153)	(210,571,321)	(2,498,638)	(3,049,541)

Net increase (decrease)	$(30,836,288)	$(118,655,014)	$(1,939,337)	$1,176,319

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES TRANSACTIONS (continued)

	Class ADV		Class I

	Six Months	April 28,	Six Months
	Ended	2006(1) to	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Limited Maturity Bond (Number of Shares)
Shares sold	1	94	34,169,682	11,179,062
Dividends reinvested	—	—	—	42,674
Shares redeemed	—	—	(8,536,876)	(423,370)

Net increase in shares outstanding	1	94	25,632,806	10,798,366

Limited Maturity Bond ($)
Shares sold	$10	$1,016	$371,986,569	$118,624,139
Dividends reinvested	—	—	—	444,234
Shares redeemed	—	—	(92,837,480)	(4,526,417)

Net increase	$10	$1,016	$279,149,089	$114,541,956

	Class S		Class S2

	Six Months		Six Months	April 28,
	Ended	Year Ended	Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Limited Maturity Bond (Number of Shares)
Shares sold	273,532	6,205,281	1	94
Dividends reinvested	—	1,102,476	—	—
Shares redeemed	(3,190,788)	(7,793,613)	—	—

Net increase (decrease) in shares outstanding	(2,917,256)	(485,856)	1	94

Limited Maturity Bond ($)
Shares sold	$2,969,670	$66,916,406	$10	$1,019
Dividends reinvested	—	11,509,849	—	—
Shares redeemed	(34,617,384)	(83,395,043)	—	—

Net increase (decrease)	$(31,647,714)	$(4,968,788)	$10	$1,019

	Class I		Class S

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Liquid Assets (Number of Shares)
Shares sold	244,982,862	158,263,594	461,323,648	740,531,269
Shares issued in merger	—	5,717,815	—	—
Dividends reinvested	6,195,802	8,809,042	16,850,125	36,494,448
Shares redeemed	(269,870,457)	(102,290,689)	(274,741,330)	(686,645,355)

Net increase (decrease) in shares outstanding	(18,691,793)	70,499,762	203,432,443	90,380,362

Liquid Assets ($)
Shares sold	$244,982,862	$158,263,176	$461,323,648	$740,531,269
Proceeds issued in merger	—	5,717,815	—	—
Dividends reinvested	6,195,802	8,809,042	16,850,125	36,494,449
Shares redeemed	(269,870,457)	(102,290,689)	(274,741,330)	(686,645,355)

Net increase (decrease)	$(18,691,793)	$70,499,344	$203,432,443	$90,380,363

(1)	Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES TRANSACTIONS (continued)

	Class S2

	Six Months
	Ended	Year Ended
	June 30,	December 31,
	2007	2006

Liquid Assets (Number of Shares)
Shares sold	19,530,746	29,609,691
Dividends reinvested	492,442	784,382
Shares redeemed	(9,805,917)	(22,714,320)

Net increase in shares outstanding	10,217,271	7,679,753

Liquid Assets ($)
Shares sold	$19,530,746	$29,609,691
Dividends reinvested	492,442	784,382
Shares redeemed	(9,805,917)	(22,714,320)

Net increase	$10,217,271	$7,679,753

	Class ADV		Class I

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Marsico Growth (Number of Shares)
Shares sold	131,979	369,868	1,941,664	4,090,619
Shares redeemed	(101,172)	(87,188)	(1,369,638)	(239,843)

Net increase in shares outstanding	30,807	282,680	572,026	3,850,776

Marsico Growth ($)
Shares sold	$2,229,073	$5,785,022	$33,626,407	$63,422,954
Shares redeemed	(1,745,520)	(1,364,671)	(23,709,835)	(3,795,446)

Net increase	$483,553	$4,420,351	$9,916,572	$59,627,508

	Class S		Class S2

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Marsico Growth (Number of Shares)
Shares sold	972,658	1,420,466	67,408	221,722
Shares redeemed	(4,721,782)	(9,243,120)	(75,882)	(150,701)

Net increase (decrease) in shares outstanding	(3,749,124)	(7,822,654)	(8,474)	71,021

Marsico Growth ($)
Shares sold	$16,793,432	$22,413,440	$1,140,539	$3,508,336
Shares redeemed	(81,069,433)	(145,987,372)	(1,292,798)	(2,331,983)

Net increase (decrease)	$(64,276,001)	$(123,573,932)	$(152,259)	$1,176,353

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES TRANSACTIONS (continued)

	Class ADV		Class I

	Six Months	January 20,	Six Months
	Ended	2006(1) to	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Marsico International Opportunities (Number of Shares)
Shares sold	81,263	1,467,359	1,628,324	7,251,158
Dividends reinvested	—	4,731	—	24,920
Shares redeemed	(239,741)	(322,011)	(1,222,164)	(1,880,962)

Net increase (decrease) in shares outstanding	(158,478)	1,150,079	406,160	5,395,116

Marsico International Opportunities ($)
Shares sold	$1,258,621	$18,868,713	$25,522,454	$100,442,712
Dividends reinvested	—	62,831	—	332,183
Shares redeemed	(3,726,894)	(4,351,561)	(19,084,780)	(25,414,087)

Net increase (decrease)	$(2,468,273)	$14,579,983	$6,437,674	$75,360,808

	Class S		Class S2

	Six Months		Six Months	December 29,
	Ended	Year Ended	Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Marsico International Opportunities (Number of Shares)
Shares sold	2,619,073	7,607,197	2	65
Dividends reinvested	—	43,218	—	—
Shares redeemed	(2,088,947)	(5,249,154)	—	—

Net increase in shares outstanding	530,126	2,401,261	2	65

Marsico International Opportunities ($)
Shares sold	$40,795,066	$102,060,279	$20	$1,000
Dividends reinvested	—	574,806	—	—
Shares redeemed	(32,738,576)	(70,708,609)	—	—

Net increase	$8,056,490	$31,926,476	$20	$1,000

	Class ADV		Class I

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

MFS Total Return (Number of Shares)
Shares sold	26,459	55,708	101,378	321,808
Dividends reinvested	—	23,593	—	661,382
Shares redeemed	(44,761)	(60,573)	(1,083,980)	(2,452,917)

Net increase (decrease) in shares outstanding	(18,302)	18,728	(982,602)	(1,469,727)

MFS Total Return ($)
Shares sold	$514,818	$1,008,123	$2,001,841	$5,894,959
Dividends reinvested	—	405,808	—	11,494,812
Shares redeemed	(859,328)	(1,104,574)	(21,304,455)	(44,918,364)

Net increase (decrease)	$(344,510)	$309,357	$(19,302,614)	$(27,528,593)

(1)	Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES TRANSACTIONS (continued)

	Class S		Class S2

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

MFS Total Return (Number of Shares)
Shares sold	1,342,369	1,308,121	177,532	343,363
Dividends reinvested	—	5,483,393	—	198,888
Shares redeemed	(6,082,729)	(13,438,587)	(164,746)	(378,715)

Net increase (decrease) in shares outstanding	(4,740,360)	(6,647,073)	12,786	163,536

MFS Total Return ($)
Shares sold	$25,964,576	$23,895,870	$3,388,241	$6,251,924
Dividends reinvested	—	95,246,529	—	3,432,810
Shares redeemed	(119,995,889)	(246,341,949)	(3,211,387)	(6,940,727)

Net increase (decrease)	$(94,031,313)	$(127,199,550)	$176,854	$2,744,007

	Class ADV		Class I

	Six Months	July 18,	Six Months
	Ended	2006(1) to	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

MFS Utilities (Number of Shares)
Shares sold	37,170	6,010	120,672	155,678
Dividends reinvested	—	—	—	3,072
Shares redeemed	(3,129)	(107)	(92,746)	(145,007)

Net increase in shares outstanding	34,041	5,903	27,926	13,743

MFS Utilities ($)
Shares sold	$605,665	$77,763	$1,963,509	$1,953,268
Dividends reinvested	—	—	—	37,507
Shares redeemed	(51,751)	(1,381)	(1,443,203)	(1,768,766)

Net increase	$553,914	$76,382	$520,306	$222,009

	Class S		Class S2

	Six Months		Six Months	December 29,
	Ended	Year Ended	Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

MFS Utilities (Number of Shares)
Shares sold	9,040,206	8,867,656	1	69
Dividends reinvested	—	94,495	—	—
Shares redeemed	(2,518,237)	(2,980,995)	(1)	—

Net increase in shares outstanding	6,521,969	5,981,156	—	69

MFS Utilities ($)
Shares sold	$148,623,624	$113,565,940	$10	$1,000
Dividends reinvested	—	1,150,949	—	—
Shares redeemed	(40,978,161)	(35,965,990)	(10)	—

Net increase	$107,645,463	$78,750,899	$—	$1,000

(1)	Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES TRANSACTIONS (continued)

	Class ADV		Class I

	Six Months	April 28,	Six Months
	Ended	2006(1) to	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Oppenheimer Main Street (Number of Shares)
Shares sold	—	56	57,230	231,874
Dividends reinvested	—	—	—	3,213
Shares redeemed	—	—	(79,138)	(96,331)

Net increase (decrease) in shares outstanding	—	56	(21,908)	138,756

Oppenheimer Main Street ($)
Shares sold	$—	$1,023	$1,159,145	$4,261,311
Dividends reinvested	—	—	—	57,479
Shares redeemed	—	—	(1,614,799)	(1,753,704)

Net increase (decrease)	$—	$1,023	$(455,654)	$2,565,086

	Class S		Class S2

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Oppenheimer Main Street (Number of Shares)
Shares sold	588,357	849,217	6,939	28,562
Dividends reinvested	—	321,128	—	2,825
Shares redeemed	(2,972,325)	(5,857,222)	(11,073)	(20,423)

Net increase (decrease) in shares outstanding	(2,383,968)	(4,686,877)	(4,134)	10,964

Oppenheimer Main Street ($)
Shares sold	$12,411,374	$15,298,299	$142,363	$517,448
Dividends reinvested	—	5,754,622	—	50,432
Shares redeemed	(61,262,765)	(107,209,611)	(228,685)	(372,948)

Net increase (decrease)	$(48,851,391)	$(86,156,690)	$(86,322)	$194,932

	Class ADV		Class I

	Six Months	April 28,	Six Months	April 28,
	Ended	2006(1) to	Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

PIMCO Core Bond (Number of Shares)
Shares sold	1	96	15,400,606	74,240,289
Dividends reinvested	—	—	—	1,583,622
Shares redeemed	—	—	(16,117,871)	(2,693,285)

Net increase (decrease) in shares outstanding	1	96	(717,265)	73,130,626

PIMCO Core Bond($)
Shares sold	$10	$1,015	$168,918,300	$792,913,517
Dividends reinvested	—	—	—	16,374,647
Shares redeemed	—	—	(177,774,423)	(28,650,848)

Net increase (decrease)	$10	$1,015	$(8,856,123)	$780,637,316

(1)	Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES TRANSACTIONS (continued)

	Class S		Class S2

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

PIMCO Core Bond (Number of Shares)
Shares sold	6,789,730	16,522,708	333,025	743,320
Dividends reinvested	—	1,501,824	—	93,092
Shares redeemed	(4,069,254)	(57,952,573)	(206,460)	(314,404)

Net increase (decrease) in shares outstanding	2,720,476	(39,928,041)	126,565	522,008

PIMCO Core Bond ($)
Shares sold	$74,893,008	$176,755,736	$3,652,384	$7,966,818
Dividends reinvested	—	15,573,910	—	961,641
Shares redeemed	(44,670,404)	(618,546,110)	(2,253,799)	(3,348,332)

Net increase (decrease)	$30,222,604	$(426,216,464)	$1,398,585	$5,580,127

	Class ADV		Class I

	Six Months	May 22,	Six Months
	Ended	2006(1) to	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

PIMCO High Yield (Number of Shares)
Shares sold	13	239	1,353,267	16,996,957
Dividends reinvested	7	7	166,480	701,812
Shares redeemed	(2)	(3)	(13,440,547)	(2,062,171)

Net increase (decrease) in shares outstanding	18	243	(11,920,800)	15,636,598

PIMCO High Yield ($)
Shares sold	$146	$2,362	$14,017,139	$173,192,683
Dividends reinvested	68	71	1,725,270	7,095,317
Shares redeemed	(18)	(26)	(138,702,134)	(20,920,766)

Net increase (decrease)	$196	$2,407	$(122,959,725)	$159,367,234

	Class S		Class S2

	Six Months		Six Months	December 29,
	Ended	Year Ended	Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

PIMCO High Yield (Number of Shares)
Shares sold	8,063,000	15,955,543	2	98
Dividends reinvested	1,922,228	5,086,988	—	—
Shares redeemed	(7,107,998)	(24,954,675)	—	(1)

Net increase (decrease) in shares outstanding	2,877,230	(3,912,144)	2	97

PIMCO High Yield ($)
Shares sold	$83,903,475	$162,497,538	$20	$1,000
Dividends reinvested	19,966,415	51,658,764	—	—
Shares redeemed	(73,526,180)	(254,471,485)	—	(10)

Net increase (decrease)	$30,343,710	$(40,315,183)	$20	$990

(1)	Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES TRANSACTIONS (continued)

	Class ADV	Class I	Class S

	May 11,	May 11,	May 11,
	2007(1) to	2007(1) to	2007(1) to
	June 30,	June 30,	June 30,
	2007	2007	2007

Pioneer Equity Income (Number of Shares)
Shares sold	103	105,060	102
Shares redeemed	—	(103)	—

Net increase in shares outstanding	103	104,957	102

Pioneer Equity Income ($)
Shares sold	$1,030	$1,051,432	$1,020
Shares redeemed	—	(1,016)	—

Net increase	$1,030	$1,050,416	$1,020

	Class ADV		Class I

	Six Months	December 29,	Six Months
	Ended	2006(1) to	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Pioneer Fund (Number of Shares)
Shares sold	1	78	165,749	392,157
Shares redeemed	—	—	(289,091)	(514,911)

Net increase (decrease) in shares outstanding	1	78	(123,342)	(122,754)

Pioneer Fund ($)
Shares sold	$10	$1,000	$2,197,606	$4,849,121
Shares redeemed	—	—	(3,917,722)	(6,104,111)

Net increase (decrease)	$10	$1,000	$(1,720,116)	$(1,254,990)

	Class S		Class S2

	Six Months		Six Months	December 29,
	Ended	Year Ended	Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Pioneer Fund (Number of Shares)
Shares sold	298,275	1,309,560	1	78
Shares redeemed	(746,200)	(1,118,443)	—	—

Net increase (decrease) in shares outstanding	(447,925)	191,117	1	78

Pioneer Fund ($)
Shares sold	$3,959,845	$15,795,332	$10	$1,000
Shares redeemed	(9,915,855)	(13,169,673)	—	—

Net increase (decrease)	$(5,956,010)	$2,625,659	$10	$1,000

(1)	Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES TRANSACTIONS (continued)

	Class ADV		Class I

	Six Months	December 29,	Six Months
	Ended	2006(1) to	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Pioneer Mid Cap Value (Number of Shares)
Shares sold	2	81	7,337,546	9,752,876
Dividends reinvested	—	—	—	51,898
Shares redeemed	—	—	(796,097)	(835,537)

Net increase in shares outstanding	2	81	6,541,449	8,969,237

Pioneer Mid Cap Value ($)
Shares sold	$20	$1,001	$99,911,015	$113,054,253
Dividends reinvested	—	—	—	578,145
Shares redeemed	—	—	(10,706,292)	(9,644,644)

Net increase	$20	$1,001	$89,204,723	$103,987,754

	Class S		Class S2

	Six Months		Six Months	December 29,
	Ended	Year Ended	Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Pioneer Mid Cap Value (Number of Shares)
Shares sold	2,577,472	4,325,436	2	81
Dividends reinvested	—	248,283	—	—
Shares redeemed	(2,036,616)	(14,239,081)	—	—

Net increase (decrease) in shares outstanding	540,856	(9,665,362)	2	81

Pioneer Mid Cap Value ($)
Shares sold	$34,242,789	$48,933,866	$20	$1,000
Dividends reinvested	—	2,758,419	—	—
Shares redeemed	(26,569,074)	(162,934,083)	—	—

Net increase (decrease)	$7,673,715	$(111,241,798)	$20	$1,000

	Class I		Class S

	Six Months		April 30,
	Ended	Year Ended	2007(1) to
	June 30,	December 31,	June 30,
	2007	2006	2007

Stock Index (Number of Shares)
Shares sold	1,707,406	4,400,778	55,704
Dividends reinvested	—	818,403	—
Shares redeemed	(2,015,309)	(7,690,529)	—

Net increase (decrease) in shares outstanding	(307,903)	(2,471,348)	55,704

Stock Index ($)
Shares sold	$22,739,618	$53,035,836	$778,700
Dividends reinvested	—	9,411,631	—
Shares redeemed	(26,754,554)	(93,414,766)	—

Net increase (decrease)	$(4,014,936)	$(30,967,299)	$778,700

(1)	Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES TRANSACTIONS (continued)

	Class ADV		Class I

	Six Months	December 20,	Six Months
	Ended	2006(1) to	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

VP Index Plus International Equity (Number of Shares)
Shares sold	1	76	15,331,992	22,315,968
Dividends reinvested	—	—	—	672,155
Shares redeemed	—	(1)	(1,030,370)	(2,511,105)

Net increase in shares outstanding	1	75	14,301,622	20,477,018

VP Index Plus International Equity ($)
Shares sold	$10	$1,027	$209,136,895	$273,223,286
Dividends reinvested	—	—	—	8,776,742
Shares redeemed	—	(32)	(14,362,640)	(30,600,343)

Net increase	$10	$995	$194,774,255	$251,399,685

	Class S		Class S2

	Six Months		Six Months	January 10,
	Ended	Year Ended	Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

VP Index Plus International Equity (Number of Shares)
Shares sold	3,374,284	19,403,740	27,811	58,278
Dividends reinvested	—	267,378	—	1,300
Shares redeemed	(2,034,983)	(13,461,631)	(3,458)	(7,181)

Net increase in shares outstanding	1,339,301	6,209,487	24,353	52,397

VP Index Plus International Equity ($)
Shares sold	$46,123,009	$230,826,828	$389,386	$701,658
Dividends reinvested	—	3,484,091	—	17,016
Shares redeemed	(28,926,737)	(162,314,435)	(49,361)	(90,542)

Net increase	$17,196,272	$71,996,484	$340,025	$628,132

(1)	Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 10 — ILLIQUID SECURITIES

Pursuant to guidelines adopted by the Portfolios’ Board, the following securities have been deemed to be illiquid. Each Portfolio currently limits investment in illiquid securities to 15% (10% for Liquid Assets) of the Portfolio’s net assets, at market value, at time of purchase.

		Notional
		Principal/	Initial	Cost/		Percent
		Par	Acquisition	Upfront		of Net
	Security	Value/Shares	Date	Payments	Value	Assets

Disciplined Small	Alabama National Bancorp	5,200	07/06/06	$346,576	$321,568	0.2%

Cap Value	PetroHawk Energy Corp.	38,900	01/11/07	454,268	616,954	0.3%

				$800,844	$938,522	0.5%

Evergreen Health	Inyx, Inc.	800,000	04/24/07	$2,054,906	$1,952,000	0.9%

Sciences				$2,054,906	$1,952,000	0.9%

Global Resources	Cano Petroleum, Inc.	1,463,089	08/29/06	$7,138,177	$8,778,534	0.0%
	PetroHawk Energy Corp.	244,069	01/04/06	$3,447,606	$3,870,934	0.4%
	Triangle Petroleum Corp.	232,500	02/26/07	$465,395	$499,875	0.1%

				$11,051,178	$13,149,343	0.5%

Janus Contrarian	Ames Department Stores, Inc.	25,000	10/04/00	$11,111	$0	0.0%

				$11,111	$0	0.0%

Julius Baer	OJSC Evrocement Group	42	01/29/07	$472,500	$630,000	0.0%

Foreign	Open Investments	4,141	04/26/07	1,221,595	1,039,391	0.0%
	Rolls-Royce Group PLC	67,144,284	03/07/07	129,818	134,833	0.0%
	Silvinit	2,947	05/10/07	550,496	627,711	0.0%
	URSA Bank	1,221,344	04/11/07	2,868,547	2,784,664	0.1%
	Wumart Stores, Inc.	964,616	09/02/04	406,737	678,508	0.0%

				$4,932,783	$5,895,107	0.1%

Liquid Assets	Goldman Sachs Group LP, 5.350%, due 04/11/08	18,000,000	04/12/07	$18,000,000	$18,000,000	1.5%

				$18,000,000	$18,000,000	1.5%

MFS Total Return	Atlas Copco AB, 5.600%, due 05/22/17	1,360,000	05/15/07	$1,359,388	$1,327,693	0.1%
	Bayview Financial Revolving Mortgage Loan Trust, 6.120%, due 12/28/40	1,420,000	03/01/06	1,420,000	1,419,993	0.1%
	BNP Paribas, 7.195%, due 06/29/49	1,100,000	06/18/07	1,100,000	1,115,902	0.1%
	Capmark Financial Group, Inc., 5.875%, due 05/10/12	1,530,000	05/03/07	1,529,342	1,511,521	0.1%
	Citigroup/ Deutsche Bank Commercial Mortgage Trust, 5.882%, due 12/11/49	1,436,929	03/14/07	1,419,001	1,308,242	0.1%
	KKR Private Equity Investors LP	57,490	01/19/07	1,437,250	1,293,525	0.1%
	Spirit Master Funding, LLC, 5.050%, due 07/20/23	1,373,057	10/04/05	1,355,422	1,279,662	0.1%
	Wachovia Bank Commercial Mortgage Trust, 6.021%, due 12/15/43	1,380,000	03/14/07	1,382,208	1,286,891	0.1%
	Weatherford International, Inc., 6.350%, due 06/15/17	400,000	06/14/07	399,680	406,021	0.0%
	ZFS Finance USA Trust I, 5.875%, due 05/09/32	500,000	05/03/07	499,850	493,787	0.0%
	ZFS Finance USA Trust I, 6.500%, due 05/09/37	1,630,000	05/03/07	1,639,964	1,579,260	0.1%

				$13,542,105	$13,022,497	0.9%

PIMCO Core Bond	Credit Default Swaps
	ABX.HE.A.06-1 Index, pay 0.540%	1,000,000	02/01/06	$(1,250)	$36,250	0.0%
	ABX.HE.A.06-1 Index, pay 0.540%	2,600,000	01/24/06	(3,250)	94,250	0.0%
	American International Group Convertible Zero Coupon due 11/09/31, receive 0.050%	6,800,000	09/26/06	—	350	0.0%
	Avebury Finance CDO PLC, Series 1A, Class C, 6.750%, 01/08/51, pay 2.300%	2,600,000	02/06/07	—	631,704	0.0%
	Dow Jones CDX.NA.HY.8 Index 5-Year, pay 2.750%	1,500,000	04/19/07	(7,500)	34,115	0.0%
	Dow Jones CDX.NA.IG.5 Index 7-Year (10- 15% Tranche), pay 0.143%	20,200,000	12/01/06	—	1,816	0.0%
	Dow Jones CDX.NA.IG.7 Index 10-Year, pay 0.650%	25,400,000	11/07/06	(213,788)	78,359	0.0%
	Dow Jones CDX.NA.IG.8 Index 10-Year, pay 0.600%	2,200,000	06/20/07	8,913	18,528	0.0%
	Dow Jones CDX.NA.IG.8 Index 10-Year, pay 0.600%	10,500,000	06/08/07	28,071	88,428	0.0%
	Ford Motor Credit Company 7.000% due 10/01/13, receive 2.500%	800,000	07/01/05	—	3,350	0.0%
	Furlong CDO, Series 2006-1A, Class A3, Floating Rate Bond 10/11/46, pay 2.580%	2,500,000	02/06/07	—	566,158	0.0%
	Ipswich Street CDO Ltd, Series 2006-1A, Class C, Floating Rate Bond 08/04/46, pay 1.950%	5,000,000	02/06/07	—	1,002,315	0.1%

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 10 — ILLIQUID SECURITIES (continued)

		Notional
		Principal/	Initial	Cost/		Percent
		Par	Acquisition	Upfront		of Net
	Security	Value/Shares	Date	Payments	Value	Assets

PIMCO Core Bond (continued)
	iStar Financial Inc. 5.800% due 03/15/11, pay 0.365%	5,000,000	10/18/06	$—	$13,009	0.0%
	Midori CDO LTD, Series 2006-1A, Class C, Floating Rate, 02/15/47, pay 2.310%	5,000,000	02/06/07	—	952,316	0.1%
	RadioShack Corporation 7.375% 05/15/11, pay 0.350%	700,000	09/29/03	—	51	0.0%
	Reynolds American Inc. 7.625%, 06/01/16, receive 1.280%	2,600,000	04/13/07	—	12,304	0.0%
	Russian Federation 5.000% Step due 03/31/30, receive 0.260%	1,900,000	12/14/06	—	240	0.0%
	Russian Federation 5.000% Step due 03/31/30, receive 0.260%	1,000,000	12/14/06	—	126	0.0%
	Topanga CDO, Ltd. 2006-2A Floating Rate due 12/10/46, pay 2.030%	2,200,000	12/07/06	—	452,019	0.0%
	Ukraine Government 7.650% due 06/11/13, receive 0.710%	600,000	12/14/06	—	1,635	0.0%
	Ukraine Government 7.650% due 06/11/13, receive 0.720%	400,000	12/14/06	—	1,147	0.0%
	Weyerhaeuser Co. 6.750%, 03/15/12, pay 0.960%	2,400,000	04/18/07	—	7,452	0.0%

				$(188,804)	$3,995,922	0.2%

	Interest Rate Swaps
	Receive a floating rate based on 6-month EUR-Euribor and pay a fixed rate equal to 4.000% Counterparty: Barclays Bank PLC	115,400,000	02/23/07	$1,202,681	$4,758,408	0.3%
	Receive a floating rate based on 6-month EUR-Euribor and pay a fixed rate equal to 4.000% Counterparty: Barclays Bank PLC, London	15,500,000	06/21/06	285,995	1,055,526	0.1%
	Receive a floating rate based on 6-month EUR-Euribor and pay a fixed rate equal to 4.000% Counterparty: Deutsche Bank AG	61,400,000	07/20/06	1,167,217	4,181,242	0.3%
	Receive a floating rate based on 6-month EUR-Euribor and pay a fixed rate equal to 4.000% Counterparty: Deutsche Bank AG, Frankfurt	34,400,000	04/13/07	704,847	1,443,405	0.1%
	Receive a fixed rate equal to 2.090% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: BNP Paribas	7,800,000	10/14/05	(17,681)	93,669	0.0%
	Receive a fixed rate equal to 2.1455% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: UBS AG, London Branch	1,500,000	09/13/05	—	24,724	0.0%
	Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month EUR-Euribor Counterparty: Deutsche Bank AG, Frankfurt	16,500,000	06/19/07	73,015	82,166	0.0%
	Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.250% Counterparty: Goldman Sachs Capital Markets, L.P.	1,800,000	06/27/06	192,134	509,847	0.0%
	Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.000% Counterparty: Goldman Sachs Capital Markets, L.P.	13,200,000	11/30/06	(235,596)	1,262,090	0.1%
	Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.000% Counterparty: Barclays Bank PLC, London	21,100,000	01/11/06	136,206	1,993,778	0.1%
	Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.000% Counterparty: Deutsche Bank AG	8,200,000	01/12/06	161,663	774,833	0.1%
	Receive a fixed rate equal to 8.860% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citibank N.A., New York	23,500,000	09/22/06	—	110,484	0.0%
	Receive a fixed rate equal to 8.170% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Goldman Sachs Capital Markets, L.P.	94,000,000	11/17/06	137,662	47,728	0.0%
	Receive a fixed rate equal to 8.720% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citibank N.A., New York	103,200,000	11/09/06	245,843	397,113	0.0%

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 10 — ILLIQUID SECURITIES (continued)

		Notional
		Principal/	Initial	Cost/		Percent
		Par	Acquisition	Upfront		of Net
	Security	Value/Shares	Date	Payments	Value	Assets

PIMCO Core Bond (continued)
	Receive a fixed rate equal to 8.720% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Merrill Lynch Capital Services, Inc.	41,200,000	11/15/06	$126,687	$158,538	0.0%
	Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Deutsche Bank AG	37,300,000	06/05/07	2,187,442	1,910,569	0.1%
	Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: The Royal Bank of Scotland PLC	9,600,000	06/15/07	556,800	491,728	0.0%
	Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Lehman Brothers Special Financing Inc.	5,200,000	06/18/07	307,840	266,353	0.0%
	Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Morgan Stanley Capital Services Inc.	64,800,000	06/21/07	1,671,840	1,418,237	0.1%

				$8,904,595	$20,980,438	1.3%

	Options
	Call Swaption OTC — Lehman Brothers Special Financing Inc. 3 Month USD- LIBOR — Fund Pays Floating Strike @ 4.750%-Exp 09/26/08	119,000,000	05/22/07	$421,025	$234,112	0.0%
	Call Swaption OTC — The Royal Bank of Scotland PLC 3 Month USD-LIBOR — Fund Pays Floating Strike @ 4.750%- Exp 09/26/08	96,100,000	05/23/07	343,558	189,060	0.0%
	Call Swaption OTC — The Royal Bank of Scotland PLC 3-month USD-LIBOR — Fund Pays Floating Strike @ 4.750%- Exp 12/15/08	39,000,000	05/25/07	137,670	88,520	0.0%
	Call Swaption OTC — The Royal Bank of Scotland PLC 3-Month USD-LIBOR — Fund Pays Floating Strike @ 5.000%- Exp 12/15/08	81,000,000	06/18/07	230,925	274,108	0.0%
	Put Option OTC — Credit Suisse USD vs JPY Strike @ 104-Exp 03/17/10	11,400,000	03/20/07	485,583	284,989	0.0%
	Call Option OTC — JPMorgan Chase USD vs JPY Strike @ 104-Exp 03/17/10	2,100,000	03/20/07	95,970	160,007	0.0%
	Put Option OTC — JPMorgan Chase USD vs JPY Strike @ 104-Exp 03/17/10	2,100,000	03/20/07	82,950	52,498	0.0%
	Call Option OTC — Credit Suisse USD vs JPY Strike @ 104-Exp 03/17/10	11,400,000	03/20/07	485,583	868,611	0.1%
	Call Swaption OTC — The Royal Bank of Scotland PLC 3 Month USD-LIBOR — Fund Pays Floating Strike @ 4.900%- Exp 08/08/07	80,200,000	01/05/07	181,453	21	0.0%
	Call Swaption OTC — The Royal Bank of Scotland PLC 3 Month USD-LIBOR — Fund Pays Floating Strike @ 5.000%- Exp 02/01/08	46,800,000	01/22/07	232,070	75,065	0.0%
	Call Option OTC — Citibank USD vs JPY Strike @ 121-Exp 01/18/08	6,300,000	01/18/07	62,811	104,788	0.0%
	Call Swaption OTC — The Royal Bank of Scotland PLC 3 Month USD-LIBOR — Fund Pays Floating Strike @ 5.000%- Exp 08/08/07	935,500,000	02/20/07	888,725	2,049	0.0%
	Call Swaption OTC — The Royal Bank of Scotland PLC 3 Month USD-LIBOR — Fund Pays Floating Strike @ 4.750%- Exp 03/31/08	1,046,600,000	03/12/07	6,247,835	1,292,446	0.1%
	Call Swaption OTC — Barclay’s Bank PLC 3 Month USD-LIBOR — Fund Pays Floating Strike @ 4.750%-Exp 02/01/08	46,800,000	03/06/07	134,550	13,864	0.0%
	Call Swaption OTC — Lehman Brothers Special Financing Inc. 3 Month USD- LIBOR — Fund Pays Floating Strike @ 5.000%-Exp 12/20/07	71,900,000	09/20/06	465,912	88,364	0.0%
	Call Swaption OTC — The Royal Bank of Scotland PLC 6 Month GBP-LIBOR — Fund Pays Floating Strike @ 5.1835%- Exp 09/14/07	104,700,000	11/07/06	598,559	93	0.0%

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 10 — ILLIQUID SECURITIES (continued)

		Notional
		Principal/	Initial	Cost/		Percent
		Par	Acquisition	Upfront		of Net
	Security	Value/Shares	Date	Payments	Value	Assets

PIMCO Core Bond (continued)
	Call Swaption OTC — The Royal Bank of Scotland PLC 3 Month USD-LIBOR — Fund Pays Floating Strike @ 4.900%- Exp 10/25/07	49,900,000	10/25/06	$200,848	$24,269	0.0%
	Call Swaption OTC — Barclays Bank PLC 3 Month USD-LIBOR — Fund Pays Floating Strike @ 5.250%-Exp 08/08/07	32,000,000	06/28/07	29,600	26,505	0.0%

				$11,325,627	$3,779,369	0.2%

	Securities
	Countrywide Alternative Loan Trust, Discount Note, due 05/25/35	6,349,406	03/06/06	$61,615	$20,667	0.0%
	First Horizon Alternative Mortgage Securities, 0.010%, due 01/25/36	66,797,613	04/10/06	309,928	67,559	0.0%
	Roundy’s, Inc. — Term B, 8.070%, due 10/27/11	2,475	02/03/06	2,468	2,496	0.0%
	SigmaKalon Group BV, 5.722%, due 06/30/12	376,000	11/10/05	437,252	508,445	0.0%
	SLM Corp., Discount Note, due 06/30/08	3,300,000	06/27/07	3,283,500	3,283,500	0.2%
	United Air Lines, Inc., 9.350%, due 04/07/16	152,796	12/27/01	114,977	21,487	0.0%

				$4,209,740	$3,904,154	0.2%

	Total for PIMCO Core Bond			$24,251,158	$32,659,883	1.9%

PIMCO High Yield	Credit Default Swaps
	Allied Waste N.A. 7.375%, 04/15/14, pay 1.120%	1,500,000	04/27/07	$—	$18,103	0.0%
	Community Health Systems Inc. 8.875%, 07/15/15, receive 2.850%	1,300,000	06/27/07	—	5,636	0.0%
	Federative Republic of Brazil 12.250%, 03/06/30, receive 0.900%	4,000,000	02/07/07	—	32,072	0.0%
	Freescale Semiconductor, Inc. 8.875%, 12/15/14, pay 2.080%	3,000,000	04/26/07	—	44,564	0.0%
	Gazprom Multiple Obligations, receive 1.050%	3,000,000	04/05/06	—	56,335	0.0%
	Gazprom Multiple Obligations, receive 0.770%	3,000,000	02/12/07	—	24,864	0.0%
	Georgia-Pacific Corp. 8.125%, 05/15/11, pay 1.070%	1,500,000	04/27/07	—	35,331	0.0%
	GMAC LLC 6.875%, 08/28/12, receive 2.000%	3,000,000	04/04/07	—	18,288	0.0%
	Nortel Networks 4.250%, 09/01/08, pay 1.520%	1,500,000	04/27/07	—	11,198	0.0%
	OJSC Russian Agricultural Bank Multiple Obligations , receive 0.740%	1,500,000	02/28/07	—	9,933	0.0%
	OJSC Russian Agricultural Bank Multiple Obligations , receive 0.760%	2,000,000	02/02/07	—	14,863	0.0%
	Solectron Global Fin. Ltd. 8.000%, 03/15/16, receive 3.100%	1,500,000	02/15/07	—	99,550	0.0%
	The Republic of Indonesia 6.750%, 03/10/14, receive 1.100%	2,000,000	02/06/07	—	7,192	0.0%

				$—	$377,929	0.0%

	Securities
	Amadeus Halde, 8.114%, due 04/08/13	1,500,000	09/07/06	$1,507,489	$1,507,734	0.2%
	Amadeus Halde, 8.614%, due 04/08/14	1,500,000	09/07/06	1,507,599	1,515,234	0.2%
	Continental Airlines, Inc., 6.920%, due 04/02/13	1,264,214	04/30/04	1,251,572	1,286,631	0.2%
	Farrell Gas, 8.780%, due 08/01/07	2,500,000	05/20/04	2,505,089	2,506,629	0.3%
	Grupo Ferrovial SA, 6.000%, due 04/07/11	976,180	10/03/06	1,833,263	1,968,227	0.3%
	Headwaters, Inc., 7.320%, due 04/30/11	852,273	10/20/06	860,300	854,670	0.1%
	Lear Corp. — Term B, Discount Note, due 06/27/14	1,500,000	06/05/07	1,492,500	1,488,230	0.2%
	Riverdeep Interatactive Learn, 8.096%, due 11/28/13	997,483	12/21/06	1,003,719	1,000,956	0.1%
	Sand Ridge, 8.980%, due 04/01/15	1,375,000	03/08/07	1,375,000	1,409,375	0.2%
	SigmaKalon Group BV, 5.722%, due 06/30/12	954,315	12/13/05	1,110,824	1,290,468	0.2%
	South Point Energy Center, LLC, 8.400%, due 05/30/12	1,910,070	04/30/04	1,772,500	1,888,608	0.3%
	Thomson Learning, Inc., Discount Note, due 06/27/14	3,000,000	06/27/07	2,970,000	2,964,999	0.4%
	Tribune Co., 7.880%, due 05/30/09	1,175,000	05/15/07	1,175,000	1,177,081	0.2%
	Wind Acquisition Finance SA, 2.610%, due 12/21/11	517,022	12/07/06	517,022	520,576	0.1%

				$20,881,877	$21,379,418	3.0%

	Total for PIMCO High Yield			$20,881,877	$21,757,347	3.0%

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 11 — SECURITIES LENDING

Under an agreement with The Bank of New York Mellon Corporation (“BNY”), the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be in an amount equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The collateral received is reflected in the Portfolio of Investments as collateral for securities loaned. Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to a Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. At June 30, 2007, the Portfolios had securities on loan with the following market values:

	Value of
	Securities	Value of
	Loaned	Collateral

Global Resources	$187,587,957	$192,433,000
Global Technology	18,409,353	19,414,000
International Growth Opportunities	17,019,906	17,713,000
Janus Contrarian	139,342,910	141,926,000
JPMorgan Emerging Markets Equity	117,507,802	121,005,000
JPMorgan Small Cap Core Equity	105,480,283	109,280,000
Julius Baer Foreign	194,286,533	201,434,000
Limited Maturity Bond	170,290,011	173,564,000
Liquid Assets	1,773,281	1,811,000
Marsico Growth	143,128,426	146,328,000
Marsico International Opportunities	23,311,314	22,227,000
MFS Total Return	282,337,341	288,510,000
Oppenheimer Main Street	33,904,114	34,809,000
PIMCO Core Bond	23,195,205	26,490,000
PIMCO High Yield	118,572,207	121,682,000
Pioneer Mid Cap Value	70,620,290	72,845,000
Stock Index	47,025,032	48,416,000
VP Index Plus International Equity	11,226,966	11,788,000

NOTE 12 — CONCENTRATION OF INVESTMENT RISKS

Non-Diversified. Certain Portfolios are classified as non-diversified investment companies under the 1940 Act, which means that each Portfolio is not limited by the 1940 Act in the proportion of assets that they may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of a Portfolio. The investment of a large percentage of a Portfolio’s assets in the securities of a small number of issuers may cause a Portfolio’s share price to fluctuate more than that of a diversified investment company. Conversely, even though classified as nondiversified, a Portfolio may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, a Portfolio would benefit less from appreciation in a single corporate issuer than if it had greater exposure to that issuer.

Concentration. Certain Portfolios concentrate (for purposes of the 1940 Act) their assets in securities related to a particular industry, which means that at least 25% of their assets will be invested in that particular industry at all times. As a result, a Portfolio may be subject to greater market fluctuation than a portfolio which has securities representing a broader range of investment alternatives.

Foreign Securities. Investments in foreign securities may entail risks not present in domestic investments. Since securities in which the Portfolios may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolios. Foreign investments may also subject the Portfolios to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Portfolios investments.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 13 — REORGANIZATIONS

On April 28, 2006, Liquid Assets, as listed below (”Acquiring Portfolio”), acquired the assets and certain liabilities of The USLICO Money Market Portfolio, also listed below (”Acquired Portfolio”), in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio’s shareholders. The number and value of shares issued by the Acquiring Portfolio are presented in Note 9 — Capital Share Transactions. Net assets and unrealized appreciation as of the reorganization dates were as follows:

Acquired
			Total net assets	Acquired	Portfolio
		Total net assets	of Acquiring	Capital Loss	Unrealized
		of Acquired	Portfolio	Carryforward	Appreciation	Conversion
Acquiring Portfolio	Acquired Portfolio	Portfolio (000’s)	(000’s)	(000’s)	(000’s)	Ratio

Liquid Assets	The USLICO Money Market	$5,718	$878,274	$—	$—	1.00

The net assets of Liquid Assets after the acquisition were approximately $883,991,362.

On January 15, 2007, Global Resources, as listed below (“Acquiring Portfolio”), acquired the assets and certain liabilities of ING VP Natural Resources Trust, also listed below (“Acquired Portfolio”), in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio’s shareholders. The number and value of shares issued by the Acquiring Portfolio are presented in Note 9  — Capital Share Transactions. Net assets and unrealized appreciation as of the reorganization date were as follows:

Acquired
		Total net assets	Total net assets	Acquired	Portfolio
		of Acquired	of Acquiring	Capital Loss	Unrealized
		Portfolio	Portfolio	Carryforward	Appreciation	Conversion
Acquiring Portfolio	Acquired Portfolio	(000’s)	(000’s)	(000’s)	(000’s)	Ratio

Global Resources	ING VP Natural Resources Trust	$118,166	$561,365	$635	$7,919	0.99

The net assets of Global Resources after the acquisition were approximately $679,530,248.

On April 28, 2007, Janus Contrarian, as listed below (“Acquiring Portfolio”), acquired the assets and certain liabilities of ING Legg Mason Partners All Cap Portfolio, also listed below (“Acquired Portfolio”), in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio’s shareholders. The number and value of shares issued by the Acquiring Portfolio are presented in Note 9 — Capital Share Transactions. Net assets and unrealized appreciation as of the reorganization date were as follows:

					Acquired
			Total net assets	Acquired	Portfolio
		Total net assets	of Acquiring	Capital Loss	Unrealized
		of Acquired	Portfolio	Carryforward	Appreciation	Conversion
Acquiring Portfolio	Acquired Portfolio	Portfolio (000’s)	(000’s)	(000’s)	(000’s)	Ratio

Janus Contrarian	ING Legg Mason Partners All Cap Portfolio
Class ADV	Class ADV	$1	$1	$—	$—	0.85
Class I	Class I	1	1	—	—	0.85
Class S	Class S	377,473	270,386	—	92,207	0.86
Class S2	Class S2	26,983	10,814	—	4,050	0.86

		$404,458	$281,202	—	$96,257

The net assets of Janus Contrarian after the acquisition were approximately $685,659,217.

NOTE 14 — FEDERAL INCOME TAXES AND OTHER TAX MATTERS

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment;

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 14 — FEDERAL INCOME TAXES AND OTHER TAX MATTERS (continued)

temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months
	Ended
	June 30,	Year Ended December 31, 2006
	2007
				Dividends Paid
	Ordinary	Ordinary	Long-Term	Deduction on
	Income	Income	Capital Gains	Redemptions

Evergreen Health Sciences	$—	$75,197	$—	$—
Global Real Estate	—	2,982,449	164,620	413,634
Global Resources	—	51,250,727	15,155,436	—
Global Technology	—	2,856,459	4,794,808	—
International Growth Opportunities	—	4,198,529	23,820,927	—
Janus Contrarian	—	663,819	4,963,497	—
JPMorgan Emerging Markets Equity	—	3,179,086	6,810,747	—
JPMorgan Small Cap Core Equity	—	7,127,518	2,922,215	—
JPMorgan Value Opportunities	—	5,039,348	11,852	—
Julius Baer Foreign	—	138,441	—	—
Legg Mason Value	—	515,893	1,910,200	—
Limited Maturity Bond	—	11,954,161	—	—
Liquid Assets	28,150,817	46,245,896	—	—
Marsico International Opportunities	—	969,820	—	—
MFS Total Return	—	47,842,041	62,737,920	—
MFS Utilities	—	1,188,456	—	—
Oppenheimer Main Street	—	5,862,546	—	—
PIMCO Core Bond	—	32,910,256	—	—
PIMCO High Yield	26,472,121	54,146,576	5,174,201	—
Pioneer Mid Cap Value	—	3,336,564	—	—
Stock Index	—	8,085,447	1,326,184	—
VP Index Plus International Equity	—	11,167,720	1,110,157	—

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2006 were:

				Post-October	Post-October
	Undistributed	Undistributed	Unrealized	Capital	Currency
	Ordinary	Long Term	Appreciation/	Losses	Losses	Capital Loss	Expiration
	Income	Capital Gains	(Depreciation)	Deferred	Deferred	Carryforwards	Dates

Disciplined Small Cap Value	$1,390,262	$24,137	$4,038,244	$—	$—	$—	—
EquitiesPlus	6,868,254	3,417,464	217,994	—	—	—	—
Evergreen Health Sciences	7,730,241	254,407	23,047,614	—	—	—	—
Evergreen Omega	2,311,923	—	15,942,687	—	—	—	—
Global Real Estate	3,131,563	177,232	16,240,222	—	(33,442)	—	—
Global Resources	76,099,484	9,596,715	45,674,830	—	(17,124)	—	—
Global Technology	19,091	1,077,628	8,691,676	—	—	—	—
International Growth Opportunities	15,994,777	17,926,088	25,567,204	—	(43,857)	—	—
Janus Contrarian	2,464,678	10,085,305	31,506,425	—	(166,755)	—	—
JPMorgan Emerging Markets Equity	10,966,522	1,715,787	247,908,485	—	—	—	—
JPMorgan Small Cap Core Equity	8,434,027	16,113,556	53,828,090	—	—	—	—
JPMorgan Value Opportunities	21,693,240	3,351,369	34,641,283	—	—	—	—
Julius Baer Foreign	49,632,956	87,746,028	281,179,044	—	(4,571,782)	—	—

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 14 — FEDERAL INCOME TAXES AND OTHER TAX MATTERS (continued)

				Post-October	Post-October
	Undistributed	Undistributed	Unrealized	Capital	Currency
	Ordinary	Long Term	Appreciation/	Losses	Losses	Capital Loss	Expiration
	Income	Capital Gains	(Depreciation)	Deferred	Deferred	Carryforwards	Dates

Legg Mason Value	87,816	11,440,264	131,483,016	—	—	—	—
Limited Maturity Bond	14,706,656	—	(689,831)	(521,342)	—	(2,839,190)	2013
						(2,670,273)	2014

						$(5,509,463)

Liquid Assets	—	—	—	—	—	(94,013)	2012
Marsico Growth	11,854	—	216,173,418	—	—	(228,384,104)	2009
						(367,059,276)	2010
						(110,597,085)	2011

						$(706,040,465)

Marsico International Opportunities	23,121,454	8,253,507	49,459,885	—	—	—	—
MFS Total Return	50,824,609	73,634,718	137,130,678	—	—	—	—
MFS Utilities	12,956,792	5,804,576	43,720,474	—	(735,531)	—	—
Oppenheimer Main Street	5,186,237	—	59,783,436	—	(1,249)	(7,559,316)	2009
						(181,337,961)	2010
						(6,207,803)	2011

						$(195,105,080)

PIMCO Core Bond	53,190,345	—	(3,078,780)	(1,282,012)	(402,513)	(291,476)	2013
						(4,657,067)	2014

						$(4,948,543)

PIMCO High Yield	1,651,473	2,045,847	18,366,523	—	(912,690)	—	—
Pioneer Fund	2,298,971	1,942,870	17,359,789	—	—	—	—
Pioneer Mid Cap Value	41,766,345	8,337,609	56,461,274	—	—	—	—
Stock Index	8,111,625	10,759,143	70,386,404	—	—	—	—
VP Index Plus International Equity	1,941,800	204,168	32,959,576	—	(155,704)	—	—

Under U.S. federal income tax law, as specified in the Internal Revenue Code (the “Code”) and U.S. Treasury regulations, the Portfolios must meet various technical requirements relating to fund administration, portfolio investments, and “eligible investors” in the Portfolios. Complying with these requirements is a condition for beneficial tax treatment of certain insurance products that offer the Portfolios as investment options. The failure of the Portfolios to meet any of these complex requirements could result in an excise tax, administrative penalties imposed by the Internal Revenue Service, potential liability to insurers whose products include the Portfolios as investment options, and unanticipated costs associated with remedying a failure. It was disclosed in the Portfolios’ Annual Report for the year ended December 31, 2006, that an affiliate of a Portfolios’ investment adviser may have failed to limit the availability of Julius Baer Foreign, Legg Mason Value, Limited Maturity Bond, Marsico Growth, Marsico International Opportunities, MFS Total Return, PIMCO High Yield and VP Index Plus International Equity for investment to “eligible investors” under the Code. Subsequent to the issuance of the Portfolios’ Annual Report, Management determined that it was more likely than not that there had been no adverse tax or other financial consequences to the Portfolios.

NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained upon challenge by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective for fiscal years beginning after December 15, 2006, with early application permitted if no interim financial statements have

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENTS (continued)

been issued. However, acknowledging the unique issues that FIN 48 presents for investment companies that calculate NAVs, the U.S. Securities and Exchange Commission (the “SEC”) has indicated that they would not object if a fund implements FIN 48 in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. For calendar year-end funds, this would be no later than their June 29, 2007 NAV and the effects of FIN 48 would be reflected in the funds’ semi-annual financial statements contained in their Form N-CSR filing. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. Management of the Portfolios has analyzed the tax positions of the Portfolios. To date, this analysis reflects no uncertain tax positions that have not met the more likely-than-not standard.

On September 15, 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), “Fair Value Measurements.” The new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). SFAS No. 157 also stipulates that, as a market-based measurement, fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability, and establishes a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. As of June 30, 2007, management of the Portfolios is currently assessing the impact, if any, that will result from adopting SFAS No. 157.

NOTE 16 — INFORMATION REGARDING TRADING OF
ING’S U.S. MUTUAL FUNDS

In 2004, ING Investments and DSI reported to the Boards of Trustees (the “Boards”) of the ING Funds that, like many U.S. financial services companies, ING Investments, DSL and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING Investments and DSL have advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, ING Investments and DSL reported that management of U.S. affiliates of ING Groep N.V., including ING Investments and DSL (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.

ING Investments and DSL have advised the Boards that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. ING Investments and DSL further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, ING Investments and DSL have advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 16 — INFORMATION REGARDING TRADING OF
ING’S U.S. MUTUAL FUNDS (continued)

In September 2005, IFD, the distributor of certain ING Funds, settled an administrative proceeding with the NASD regarding three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered into formal and informal arrangements that permitted frequent trading. Under the terms of the Letter of Acceptance, Waiver and Consent (“AWC”) with the NASD, under which IFD neither admitted nor denied the allegations or findings, IFD consented to the following sanctions: (i) a censure; (ii) a fine of $1.5 million; (iii) restitution of approximately $1.44 million to certain ING Funds for losses attributable to excessive trading described in the AWC; and (iv) agreement to make certification to NASD regarding the review and establishment of certain procedures.

In addition to the arrangements discussed above, in 2004 ING Investments and DSL reported to the Boards that, at that time, these instances include the following, in addition to the arrangements subject to the AWC discussed above:

•	Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) has identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•	ReliaStar Life Insurance Company (“ReliaStar”) entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•	In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K and Form 8-K/ A for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the SEC on October 29, 2004 and September 8, 2004. These Forms 8-K and Forms 8-K/ A can be accessed through the SEC’s web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

ING Investments and DSL reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, ING Investments and DSL advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, ING Investments and DSL reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•	ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. ING Investments and DSL reported to the Boards that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•	ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•	The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 16 — INFORMATION REGARDING TRADING OF
ING’S U.S. MUTUAL FUNDS (continued)

Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•	ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•	ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

The New York Attorney General and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request. In connection with one such investigation, affiliates of Investments have been named in a petition for relief and cease and desist order filed by the New Hampshire Bureau of Securities Regulation concerning ING’s administration of the New Hampshire state employees deferred compensation plan. ING is cooperating with this regulator to resolve the matter. Other federal and state regulators could initiate similar actions in this or other areas of ING’s businesses.

These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged.

In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate.

At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

NOTE 17 — SUBSEQUENT EVENTS

Effective July 27, 2007, the expense limits for Pioneer Equity Income were lowered to 1.29%, 0.69%, 0.94% and 1.09% for Class ADV, Class I, Class S and Class S2, respectively.

Dividends: Subsequent to June 30, 2007, the following Portfolios declared dividends and distributions of:

	Per Share Amounts

	Net Investment	Short-Term	Long-Term
	Income	Capital Gains	Capital Gains	Payable Date	Record Date

Disciplined Small Cap Value
Class I	$0.0376	$0.0514	$0.0019	July 5, 2007	June 29, 2007

EquitiesPlus
Class ADV	$0.4287	$0.2478	$0.3263	July 5, 2007	June 29, 2007
Class I	$0.4287	$0.2478	$0.3263	July 5, 2007	June 29, 2007
Class S	$0.4079	$0.2478	$0.3263	July 5, 2007	June 29, 2007
Class S2	$0.4050	$0.2478	$0.3263	July 5, 2007	June 29, 2007

Evergreen Health Sciences
Class ADV	$0.0445	$0.4446	$0.0155	July 5, 2007	June 29, 2007
Class I	$0.0445	$0.4446	$0.0155	July 5, 2007	June 29, 2007
Class S	$0.0165	$0.4446	$0.0155	July 5, 2007	June 29, 2007
Class S2	$0.0445	$0.4446	$0.0155	July 5, 2007	June 29, 2007

Evergreen Omega
Class ADV	$0.0407	$0.1062	$—	July 5, 2007	June 29, 2007
Class I	$0.0407	$0.1062	$—	July 5, 2007	June 29, 2007
Class S	$0.0109	$0.1062	$—	July 5, 2007	June 29, 2007
Class S2	$—	$0.1062	$—	July 5, 2007	June 29, 2007

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 17 — SUBSEQUENT EVENTS (continued)

	Per Share Amounts

	Net Investment	Short-Term	Long-Term
	Income	Capital Gains	Capital Gains	Payable Date	Record Date

Global Real Estate
Class ADV	$0.1008	$—	$0.0099	July 5, 2007	June 29, 2007
Class I	$0.1750	$—	$0.0099	July 5, 2007	June 29, 2007
Class S	$0.1682	$—	$0.0099	July 5, 2007	June 29, 2007
Class S2	$0.1667	$—	$0.0099	July 5, 2007	June 29, 2007

Global Resources
Class ADV	$0.0317	$2.2065	$0.2789	July 5, 2007	June 29, 2007
Class I	$0.0317	$2.2065	$0.2789	July 5, 2007	June 29, 2007
Class S	$0.0035	$2.2065	$0.2789	July 5, 2007	June 29, 2007
Class S2	$—	$2.2065	$0.2789	July 5, 2007	June 29, 2007

Global Technology
Class ADV	$—	$0.0021	$0.0931	July 5, 2007	June 29, 2007
Class I	$—	$0.0021	$0.0931	July 5, 2007	June 29, 2007
Class S	$—	$0.0021	$0.0931	July 5, 2007	June 29, 2007
Class S2	$—	$0.0021	$0.0931	July 5, 2007	June 29, 2007

International Growth Opportunities
Class ADV	$0.1628	$0.9329	$1.1920	July 5, 2007	June 29, 2007
Class I	$0.1628	$0.9329	$1.1920	July 5, 2007	June 29, 2007
Class S	$0.1319	$0.9329	$1.1920	July 5, 2007	June 29, 2007
Class S2	$0.1181	$0.9329	$1.1920	July 5, 2007	June 29, 2007

Janus Contrarian
Class ADV	$—	$0.0595	$0.2432	July 5, 2007	June 29, 2007
Class I	$—	$0.0595	$0.2432	July 5, 2007	June 29, 2007
Class S	$—	$0.0595	$0.2432	July 5, 2007	June 29, 2007
Class S2	$—	$0.0595	$0.2432	July 5, 2007	June 29, 2007

JPMorgan Emerging Markets Equity
Class ADV	$0.2649	$0.0133	$0.0398	July 5, 2007	June 29, 2007
Class I	$0.2691	$0.0133	$0.0398	July 5, 2007	June 29, 2007
Class S	$0.2311	$0.0133	$0.0398	July 5, 2007	June 29, 2007
Class S2	$0.2074	$0.0133	$0.0398	July 5, 2007	June 29, 2007

JPMorgan Small Cap Core Equity
Class ADV	$0.0157	$0.2559	$0.5354	July 5, 2007	June 29, 2007
Class I	$0.0486	$0.2559	$0.5354	July 5, 2007	June 29, 2007
Class S	$0.0187	$0.2559	$0.5354	July 5, 2007	June 29, 2007
Class S2	$—	$0.2559	$0.5354	July 5, 2007	June 29, 2007

JPMorgan Value Opportunities
Class ADV	$0.1734	$0.5944	$0.1209	July 5, 2007	June 29, 2007
Class I	$0.1956	$0.5944	$0.1209	July 5, 2007	June 29, 2007
Class S	$0.1565	$0.5944	$0.1209	July 5, 2007	June 29, 2007
Class S2	$0.1629	$0.5944	$0.1209	July 5, 2007	June 29, 2007

Julius Baer Foreign
Class ADV	$0.0464	$0.4176	$0.7959	July 5, 2007	June 29, 2007
Class I	$0.0502	$0.4176	$0.7959	July 5, 2007	June 29, 2007
Class S	$0.0151	$0.4176	$0.7959	July 5, 2007	June 29, 2007
Class S2	$—	$0.4176	$0.7959	July 5, 2007	June 29, 2007

Legg Mason Value
Class ADV	$—	$0.0011	$0.1392	July 5, 2007	June 29, 2007
Class I	$—	$0.0011	$0.1392	July 5, 2007	June 29, 2007
Class S	$—	$0.0011	$0.1392	July 5, 2007	June 29, 2007
Class S2	$—	$0.0011	$0.1392	July 5, 2007	June 29, 2007

Limited Maturity Bond
Class ADV	$0.2008	$—	$—	July 5, 2007	June 29, 2007
Class I	$0.2522	$—	$—	July 5, 2007	June 29, 2007
Class S	$0.2213	$—	$—	July 5, 2007	June 29, 2007
Class S2	$0.2266	$—	$—	July 5, 2007	June 29, 2007

Liquid Assets
Class I	$0.0043	$—	$—	August 1, 2007	Daily
Class S	$0.0041	$—	$—	August 1, 2007	Daily
Class S2	$0.0040	$—	$—	August 1, 2007	Daily

Marsico Growth
Class ADV	$—	$—	$—	July 5, 2007	June 29, 2007
Class I	$0.0033	$—	$—	July 5, 2007	June 29, 2007
Class S	$—	$—	$—	July 5, 2007	June 29, 2007
Class S2	$—	$—	$—	July 5, 2007	June 29, 2007

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 17 — SUBSEQUENT EVENTS (continued)

	Per Share Amounts

	Net Investment	Short-Term	Long-Term
	Income	Capital Gains	Capital Gains	Payable Date	Record Date

Marsico International Opportunities
Class ADV	$0.1135	$0.7437	$0.3240	July 5, 2007	June 29, 2007
Class I	$0.2075	$0.7437	$0.3240	July 5, 2007	June 29, 2007
Class S	$0.1761	$0.7437	$0.3240	July 5, 2007	June 29, 2007
Class S2	$0.2075	$0.7437	$0.3240	July 5, 2007	June 29, 2007

MFS Total Return
Class ADV	$0.4841	$0.0919	$0.9298	July 5, 2007	June 29, 2007
Class I	$0.5974	$0.0919	$0.9298	July 5, 2007	June 29, 2007
Class S	$0.5465	$0.0919	$0.9298	July 5, 2007	June 29, 2007
Class S2	$0.5266	$0.0919	$0.9298	July 5, 2007	June 29, 2007

MFS Utilities
Class ADV	$0.1370	$0.3383	$0.2064	July 5, 2007	June 29, 2007
Class I	$0.1407	$0.3383	$0.2064	July 5, 2007	June 29, 2007
Class S	$0.1220	$0.3383	$0.2064	July 5, 2007	June 29, 2007
Class S2	$0.1401	$0.3383	$0.2064	July 5, 2007	June 29, 2007

Oppenheimer Main Street
Class ADV	$0.1704	$—	$—	July 5, 2007	June 29, 2007
Class I	$0.2576	$—	$—	July 5, 2007	June 29, 2007
Class S	$0.2031	$—	$—	July 5, 2007	June 29, 2007
Class S2	$0.1833	$—	$—	July 5, 2007	June 29, 2007

PIMCO Core Bond
Class ADV	$0.3995	$—	$—	July 5, 2007	June 29, 2007
Class I	$0.4003	$—	$—	July 5, 2007	June 29, 2007
Class S	$0.3687	$—	$—	July 5, 2007	June 29, 2007
Class S2	$0.3624	$—	$—	July 5, 2007	June 29, 2007

PIMCO High Yield
Class ADV	$—	$0.0201	$0.0279	July 5, 2007	June 29, 2007
Class I	$—	$0.0201	$0.0279	July 5, 2007	June 29, 2007
Class S	$—	$0.0201	$0.0279	July 5, 2007	June 29, 2007
Class S2	$—	$0.0201	$0.0279	July 5, 2007	June 29, 2007
Class ADV	$0.0549	$—	$—	August 1, 2007	Daily
Class I	$0.0606	$—	$—	August 1, 2007	Daily
Class S	$0.0600	$—	$—	August 1, 2007	Daily
Class S2	$0.0573	$—	$—	August 1, 2007	Daily

Pioneer Fund
Class ADV	$0.1617	$0.1031	$0.2044	July 5, 2007	June 29, 2007
Class I	$0.1617	$0.1031	$0.2044	July 5, 2007	June 29, 2007
Class S	$0.1319	$0.1031	$0.2044	July 5, 2007	June 29, 2007
Class S2	$0.1617	$0.1031	$0.2044	July 5, 2007	June 29, 2007

Pioneer Mid Cap Value
Class ADV	$0.0951	$0.5284	$0.1201	July 5, 2007	June 29, 2007
Class I	$0.0951	$0.5284	$0.1201	July 5, 2007	June 29, 2007
Class S	$0.0653	$0.5284	$0.1201	July 5, 2007	June 29, 2007
Class S2	$0.0951	$0.5284	$0.1201	July 5, 2007	June 29, 2007

Stock Index
Class I	$0.2190	$0.0403	$0.3437	July 5, 2007	June 29, 2007
Class S	$0.2190	$0.0403	$0.3437	July 5, 2007	June 29, 2007

VP Index Plus International Equity
Class ADV	$—	$0.0355	$0.0046	July 5, 2007	June 29, 2007
Class I	$0.0099	$0.0355	$0.0046	July 5, 2007	June 29, 2007
Class S	$—	$0.0355	$0.0046	July 5, 2007	June 29, 2007
Class S2	$—	$0.0355	$0.0046	July 5, 2007	June 29, 2007

PORTFOLIO OF INVESTMENTS
ING DISCIPLINED SMALL CAP VALUE PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED)

Industry Allocation

as of June 30, 2007
(as a percent of net assets)
Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 99.7%
		Aerospace/ Defense: 0.8%
15,300		Kaman Corp.	$477,207
9,400	@	Sequa Corp.	1,052,800

			1,530,007

		Agriculture: 0.7%
21,500		Universal Corp.	1,309,780

			1,309,780

		Airlines: 1.0%
54,100	@	ExpressJet Holdings, Inc.	323,518
34,000	@	Republic Airways Holdings, Inc.	691,900
30,300		Skywest, Inc.	722,049

			1,737,467

		Apparel: 0.7%
47,200		Kellwood Co.	1,327,264

			1,327,264

		Auto Parts & Equipment: 2.6%
27,400		American Axle & Manufacturing Holdings, Inc.	811,588
63,100		ArvinMeritor, Inc.	1,400,820
29,500	@	Commercial Vehicle Group, Inc.	549,585
8,400	@	Lear Corp.	299,124
31,900		Modine Manufacturing Co.	720,940
25,800		Standard Motor Products, Inc.	387,774
22,800		Superior Industries International	496,128

			4,665,959

		Banks: 5.7%
5,200	I	Alabama National Bancorp.	321,568
30,500	@@	Banco Latinoamericano de Exportaciones SA	573,400
10,900		Cathay General Bancorp.	365,586
9,700		Central Pacific Financial Corp.	320,197
18,700		Citizens Banking Corp.	342,210
60,100		Community Bank System, Inc.	1,203,202
6,200		Community Banks, Inc.	199,764
23,800		First Community Bancorp., Inc.	1,361,598
28,700		First Merchants Corp.	689,661
6,000		First Republic Bank	321,960
17,500		Fremont General Corp.	188,300
12,900		Greater Bay Bancorp.	359,136
7,100		ITLA Capital Corp.	370,052
38,000	@@	Oriental Financial Group	414,580
10,600		Provident Bankshares Corp.	347,468
12,200		Sterling Financial Corp.	353,068
85,700		Susquehanna Bancshares, Inc.	1,917,109
14,100		Trustmark Corp.	364,626
12,700		Umpqua Holdings Corp.	298,577

			10,312,062

		Biotechnology: 0.9%
24,000	@	Applera Corp. — Celera Genomics Group	297,600
4,200	@	Bio-Rad Laboratories, Inc.	317,394
75,800		Cambrex Corp.	1,005,866

			1,620,860

		Building Materials: 0.6%
29,300		Gibraltar Industries, Inc.	648,995
53,700	@	US Concrete, Inc.	466,653

			1,115,648

		Chemicals: 1.6%
8,600		CF Industries Holdings, Inc.	515,054
13,500		HB Fuller Co.	403,515
5,900		Minerals Technologies, Inc.	395,005
15,900	@	OM Group, Inc.	841,428
31,600		Sensient Technologies Corp.	802,324

			2,957,326

		Commercial Services: 3.1%
38,900	@	Albany Molecular Research, Inc.	577,665
30,800		Kelly Services, Inc.	845,768
28,900	@	MPS Group, Inc.	386,393
24,700	@	Pharmanet Development Group	787,436
62,300	@	PHH Corp.	1,944,383
16,100	@	Rent-A-Center, Inc.	422,303
70,000	@	Spherion Corp.	657,300

			5,621,248

		Computers: 2.8%
29,500		Agilysys, Inc.	663,750
30,300	@	BISYS Group, Inc.	358,449
116,500	@	Ciber, Inc.	952,970
52,400		Imation Corp.	1,931,464
20,700	@	Palm, Inc.	331,407
19,800	@	Perot Systems Corp.	337,392
104,800	@	Silicon Storage Technology, Inc.	390,904

			4,966,336

		Diversified Financial Services: 2.4%
28,000		Centerline Holding Co.	504,000
33,100		Friedman Billings Ramsey Group, Inc.	180,726
13,800	@	Interactive Brokers Group, Inc.	374,394
20,200	@	Knight Capital Group, Inc.	335,320
92,300	@	Ocwen Financial Corp.	1,230,359
30,600	@	Piper Jaffray Cos.	1,705,338

			4,330,137

		Electric: 5.2%
7,200		Allete, Inc.	338,760
90,500	@	Aquila, Inc.	370,145
44,400		Avista Corp.	956,820
17,500		Black Hills Corp.	695,625
10,600		CH Energy Group, Inc.	476,682
48,600		Cleco Corp.	1,190,700

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING DISCIPLINED SMALL CAP VALUE PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Electric (continued)
14,300	@	El Paso Electric Co.	$351,208
24,700		Empire District Electric Co.	552,539
27,700		Idacorp, Inc.	887,508
10,400		NorthWestern Corp.	330,824
48,600		PNM Resources, Inc.	1,350,594
10,700		Unisource Energy Corp.	351,923
59,500		Westar Energy, Inc.	1,444,660

			9,297,988

		Electrical Components & Equipment: 0.6%
56,600	@	EnerSys	1,035,780

			1,035,780

		Electronics: 1.3%
13,900	@	Benchmark Electronics, Inc.	314,418
13,600	@	Coherent, Inc.	414,936
121,900	@	Kemet Corp.	859,395
44,600		Methode Electronics, Inc.	697,990

			2,286,739

		Engineering & Construction: 0.5%
5,600	@	EMCOR Group, Inc.	408,240
6,100	@	Washington Group International, Inc.	488,061

			896,301

		Food: 2.8%
18,100	@	Hain Celestial Group, Inc.	491,234
22,200		Imperial Sugar Co.	683,538
13,100		Nash Finch Co.	648,450
17,700	@	Performance Food Group Co.	575,073
7,000	@	Ralcorp Holdings, Inc.	374,150
34,100		Ruddick Corp.	1,027,092
23,900	@	TreeHouse Foods, Inc.	635,979
7,400		Weis Markets, Inc.	299,774
9,900	@	Winn-Dixie Stores, Inc.	290,070

			5,025,360

		Forest Products & Paper: 0.7%
74,000	@	Mercer International, Inc.	754,800
18,400		Schweitzer-Mauduit International, Inc.	570,400

			1,325,200

		Gas: 2.1%
16,800		Laclede Group, Inc.	535,584
6,400		New Jersey Resources Corp.	326,528
10,200		Nicor, Inc.	437,784
8,100		Northwest Natural Gas Co.	374,139
17,600		Piedmont Natural Gas Co.	433,840
9,100		Southwest Gas Corp.	307,671
39,700		WGL Holdings, Inc.	1,295,808

			3,711,354

		Healthcare — Products: 0.4%
22,600	@	Conmed Corp.	661,728

			661,728

		Healthcare — Services: 2.4%
14,400	@	AMERIGROUP Corp.	342,720
12,400	@	Apria Healthcare Group, Inc.	356,748
4,500	@	Genesis HealthCare Corp.	307,890
57,900	@	Kindred Healthcare, Inc.	1,778,688
7,200	@	Magellan Health Services, Inc.	334,584
60,000	@	Res-Care, Inc.	1,268,400

			4,389,030

		Home Builders: 1.0%
22,000	@	Hovnanian Enterprises, Inc.	363,660
11,200		M/ I Homes, Inc.	297,920
74,200		Monaco Coach Corp.	1,064,770

			1,726,350

		Home Furnishings: 0.2%
26,700		Kimball International, Inc.	374,067

			374,067

		Household Products/ Wares: 1.9%
71,900		American Greetings Corp.	2,036,927
14,500	@,@@	Helen of Troy Ltd.	391,500
78,700	@	Prestige Brands Holdings, Inc.	1,021,526

			3,449,953

		Insurance: 10.5%
32,500		American Equity Investment Life Holding Co.	392,600
10,450	@	American Physicians Capital, Inc.	423,225
22,100	@	Argonaut Group, Inc.	689,741
11,700	@@	Assured Guaranty Ltd.	345,852
16,200	@	CNA Surety Corp.	306,342
37,400		Commerce Group, Inc.	1,298,528
9,450		Delphi Financial Group	395,199
12,300		EMC Insurance Group, Inc.	305,286
9,000		FBL Financial Group, Inc.	353,880
15,000	@	Fpic Insurance Group, Inc.	611,550
12,800		Harleysville Group, Inc.	427,008
48,900		Horace Mann Educators Corp.	1,038,636
15,000		Infinity Property & Casualty Corp.	760,950
12,400	@@	IPC Holdings Ltd.	400,396
20,500		Landamerica Financial Group, Inc.	1,978,045
30,700	@	Meadowbrook Insurance Group, Inc.	336,472
8,300		Midland Co.	389,602
10,000	@	Navigators Group, Inc.	539,000
8,700		NYMAGIC, Inc.	349,740
14,700		Ohio Casualty Corp.	636,657
71,500		Phoenix Cos., Inc.	1,073,215
15,000	@@	Platinum Underwriters Holdings Ltd.	521,250
33,300	@,@@	Primus Guaranty Ltd.	356,976
23,000	@	ProAssurance Corp.	1,280,410
6,500		RLI Corp.	363,675
9,500		Safety Insurance Group, Inc.	393,300
20,000	@	SeaBright Insurance Holdings, Inc.	349,600
31,100		Selective Insurance Group	835,968
10,500		State Auto Financial Corp.	321,825
26,800		Stewart Information Services Corp.	1,067,444
8,500		Zenith National Insurance Corp.	400,265

			18,942,637

		Internet: 1.9%
14,500	@	Avocent Corp.	420,645
759,200	@	CMGI, Inc.	1,480,440
32,000	@	Infospace, Inc.	742,720
47,200	@	Secure Computing Corp.	358,248
42,300	@	TIBCO Software, Inc.	382,815

			3,384,868

		Investment Companies: 2.5%
80,614		Apollo Investment Corp.	1,734,813
60,906		Ares Capital Corp.	1,026,266
2,300		Capital Southwest Corp.	358,317

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING DISCIPLINED SMALL CAP VALUE PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Investment Companies (continued)
55,800		Compass Diversified Trust	$994,914
22,900		MCG Capital Corp.	366,858

			4,481,168

		Iron/ Steel: 1.2%
20,700		Olympic Steel, Inc.	593,262
27,300		Ryerson, Inc.	1,027,845
12,400		Schnitzer Steel Industries, Inc.	594,456

			2,215,563

		Leisure Time: 0.1%
12,400	@	K2, Inc.	188,356

			188,356

		Machinery — Diversified: 0.6%
11,700		Briggs & Stratton Corp.	369,252
4,200		Nacco Industries, Inc.	653,058

			1,022,310

		Media: 3.1%
98,300		Belo Corp.	2,023,997
61,100		Citadel Broadcasting Corp.	394,095
87,900	@	Cox Radio, Inc.	1,251,696
17,600		Lee Enterprises, Inc.	367,136
13,000		Media General, Inc.	432,510
112,300	@,W	Radio One, Inc.	792,838
11,000	@	Scholastic Corp.	395,340

			5,657,612

		Metal Fabricate/ Hardware: 0.4%
7,100		Quanex Corp.	345,770
16,500		Worthington Industries	357,225

			702,995

		Mining: 1.2%
100,200	@	USEC, Inc.	2,202,396

			2,202,396

		Miscellaneous Manufacturing: 1.4%
10,000		Aptargroup, Inc.	355,600
17,300	@	Griffon Corp.	376,794
82,400		Tredegar Corp.	1,755,120

			2,487,514

		Office/ Business Equipment: 1.2%
133,300		IKON Office Solutions, Inc.	2,080,813

			2,080,813

		Oil & Gas: 2.5%
12,300	@	Encore Acquisition Co.	341,940
38,900	@,I	PetroHawk Energy Corp.	616,954
48,800	@	Rosetta Resources, Inc.	1,051,152
28,300	@	Swift Energy Co.	1,210,108
30,000	@	Whiting Petroleum Corp.	1,215,600

			4,435,754

		Oil & Gas Services: 2.4%
23,700	@	Hanover Compressor Co.	565,245
29,300	@	Hornbeck Offshore Services, Inc.	1,135,668
21,300	@	Oil States International, Inc.	880,542
25,200	@	Trico Marine Services, Inc.	1,030,176
22,900	@	Union Drilling, Inc.	376,018
4,900	@	Universal Compression Holdings, Inc.	355,103

			4,342,752

		Real Estate: 0.6%
15,000	@	Avatar Holdings, Inc.	1,154,100

			1,154,100

		Real Estate Investment Trusts: 9.3%
10,600		American Home Mortgage Investment Corp.	194,828
147,800		Anthracite Capital, Inc.	1,729,260
155,300		Ashford Hospitality Trust, Inc.	1,826,328
42,000		BioMed Realty Trust, Inc.	1,055,040
99,000		Deerfield Triarc Capital Corp.	1,448,370
16,200		DiamondRock Hospitality Co.	309,096
6,000		Entertainment Properties Trust	322,680
10,100		First Industrial Realty Trust, Inc.	391,476
22,600		Franklin Street Properties Corp.	373,804
53,200		Hersha Hospitality Trust	628,824
9,000		LaSalle Hotel Properties	390,780
15,700		Lexington Corporate Properties Trust	326,560
123,900		Luminent Mortgage Capital, Inc.	1,250,151
16,600		National Retail Properties, Inc.	362,876
69,800		Newcastle Investment Corp.	1,749,886
26,100		Northstar Realty Finance Corp.	326,511
8,900		Pennsylvania Real Estate Investment Trust	394,537
46,700		RAIT Investment Trust	1,215,134
12,900		Realty Income Corp.	324,951
7,000		Redwood Trust, Inc.	338,660
24,400		Resource Capital Corp.	341,112
15,500		Senior Housing Properties Trust	315,425
29,200		Spirit Finance Corp.	425,152
12,700		Sunstone Hotel Investors, Inc.	360,553
24,500		Winston Hotels, Inc.	367,500

			16,769,494

		Retail: 4.3%
29,600		Asbury Automotive Group, Inc.	738,520
8,200		Bob Evans Farms, Inc.	302,170
15,800		Casey’s General Stores, Inc.	430,708
95,900	@	Charming Shoppes, Inc.	1,038,597
9,100		Group 1 Automotive, Inc.	367,094
82,000	@	Insight Enterprises, Inc.	1,850,740
58,000		O’Charleys, Inc.	1,169,280
10,400		Regis Corp.	397,800
25,300		Sonic Automotive, Inc.	732,941
26,600	@	West Marine, Inc.	366,016
14,300	@	Zale Corp.	340,483

			7,734,349

		Savings & Loans: 3.8%
22,600		Downey Financial Corp.	1,491,148
79,200		First Niagara Financial Group, Inc.	1,037,520
16,900		First Place Financial Corp.	356,928
31,300	@	FirstFed Financial Corp.	1,775,649
44,600	@	Franklin Bank Corp.	664,540
7,900		MAF Bancorp., Inc.	428,654
32,500		Partners Trust Financial Group, Inc.	341,250
20,200		Provident Financial Services, Inc.	318,352
41,900		United Community Financial Corp.	418,162

			6,832,203

		Semiconductors: 4.4%
68,100	@	Axcelis Technologies, Inc.	441,969
105,500	@	Brooks Automation, Inc.	1,914,825
162,800	@	Entegris, Inc.	1,934,064
32,000	@	Exar Corp.	428,800
68,800	@	MKS Instruments, Inc.	1,905,760
81,900	@	Photronics, Inc.	1,218,672

			7,844,090

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING DISCIPLINED SMALL CAP VALUE PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Software: 0.9%
10,900	@	Avid Technology, Inc.	$385,315
19,600	@	Sybase, Inc.	468,244
33,600	@	SYNNEX Corp.	692,496

			1,546,055

		Telecommunications: 2.4%
122,200	@	3Com Corp.	504,686
18,800	@	Aeroflex, Inc.	266,396
39,800	@	Andrew Corp.	574,712
18,500		Black Box Corp.	765,530
5,200		CT Communications, Inc.	158,652
64,800		IDT Corp.	668,736
28,900	@	Premier Global Services, Inc.	376,278
23,200	@	USA Mobility, Inc.	620,832
70,500	@	Utstarcom, Inc.	395,505

			4,331,327

		Toys/ Games/ Hobbies: 1.0%
65,800	@	Jakks Pacific, Inc.	1,851,612

			1,851,612

		Transportation: 2.0%
12,300		Arkansas Best Corp.	479,331
30,600	@	Bristow Group, Inc.	1,516,230
9,400		Genco Shipping & Trading Ltd.	387,844
18,100	@	Gulfmark Offshore, Inc.	927,082
13,000	@	Saia, Inc.	354,380

			3,664,867

		Total Common Stock (Cost $175,945,817)	179,546,779

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 1.6%
	Repurchase Agreement: 1.6%
$2,808,000	Morgan Stanley Repurchase Agreement dated 06/29/07, 5.300%, due 07/02/07, $2,809,240 to be received upon repurchase (Collateralized by $6,010,000 Resolution Funding Corporation, Discount Note, Market Value $2,864,426, due 01/15/21)	$2,808,000

	Total Short-Term Investments (Cost $2,808,000)	2,808,000

Total Investments in Securities (Cost $178,753,817)*	101.3%	$182,354,779
Other Assets and Liabilities-Net	(1.3)	(2,348,925)

Net Assets	100.0%	$180,005,854

@	Non-income producing security
@@	Foreign Issuer
W	When-issued or delayed delivery security
I	Illiquid security
*	Cost for federal income tax purposes is $179,334,070.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$9,618,833
Gross Unrealized Depreciation	(6,598,124)

Net Unrealized Appreciation	$3,020,709

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING EQUITIESPLUS PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED)

Investment Type Allocation

as of June 30, 2007
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

EXCHANGE-TRADED FUNDS: 6.2%
		Exchange-Traded Funds: 6.2%
50,000	S	SPDR Trust Series 1	$7,521,500

		Total Exchange-Traded Funds (Cost $6,301,250)	7,521,500

PREFERRED STOCK: 0.3%
		Diversified Financial Services: 0.3%
15,625	P,S	Merrill Lynch & Co., Inc.	396,875

		Total Preferred Stock (Cost $390,625)	396,875

Principal
Amount			Value

CORPORATE BONDS/ NOTES: 33.2%
		Banks: 4.4%
$2,800,000	@@,#, S	Glitnir Banki HF, 5.829%, due 01/18/12	$2,817,592
2,500,000	C,S	Wachovia Capital Trust III, 5.800%, due 12/31/49	2,491,150

			5,308,742

		Diversified Financial Services: 10.4%
3,000,000	@@,#, C,S	Aiful Corp., 4.450%, due 02/16/10	2,898,819
1,500,000	C,S	Goldman Sachs Capital III, 6.130%, due 12/31/49	1,499,265
1,000,000	C,S	Lehman Brothers Capital Trust VII, 5.857%, due 11/29/49	980,585
2,265,000	@@,#, S	Mantis Reef Ltd., 4.799%, due 11/03/09	2,222,463
2,000,000	#,C,S	Twin Reefs Pass-Through Trust, 6.320%, due 12/10/49	2,006,430
3,000,000	#,C,S	ZFS Finance USA Trust I, 6.510%, due 12/15/65	3,040,380

			12,647,942

		Electric: 2.4%
3,000,000	C,S	Entergy Gulf States, Inc., 5.120%, due 08/01/10	2,938,676

			2,938,676

		Environmental Control: 2.0%
2,500,000	#,S	Oakmont Asset Trust, 4.514%, due 12/22/08	2,466,713

			2,466,713

		Gas: 2.1%
2,500,000	S	Southern Union Co., 6.150%, due 08/16/08	2,512,723

			2,512,723

		Insurance: 1.6%
2,000,000	@@,#, S	Nippon Life Insurance, 4.875%, due 08/09/10	1,950,650

			1,950,650

		Media: 4.6%
2,500,000	C,S	Comcast Cable Communications Holdings, Inc., 6.750%, due 01/30/11	2,589,678
3,000,000	#,C,S	COX Enterprises, Inc., 4.375%, due 05/01/08	2,970,519

			5,560,197

		Real Estate: 1.6%
2,000,000	C,S	Duke Realty LP, 5.625%, due 08/15/11	1,997,368

			1,997,368

		Telecommunications: 2.0%
2,500,000	@@,C, S	Telecom Italia Capital SA, 4.000%, due 01/15/10	2,404,733

			2,404,733

		Transportation: 2.1%
2,500,000	C,S	Union Pacific Corp., 7.375%, due 09/15/09	2,610,108

			2,610,108

		Total Corporate Bonds/Notes (Cost $40,354,468)	40,397,852

U.S. GOVERNMENT AGENCY OBLIGATIONS: 3.9%
		Federal National Mortgage Corporation: 3.9%
17,462,652	S,^	5.500%, due 01/01/36	4,775,829

		Total U.S. Government Agency Obligations (Cost $4,867,875)	4,775,829

U.S. TREASURY OBLIGATIONS: 0.3%
		U.S. Treasury Notes: 0.3%
381,000		4.750%, due 05/31/12	378,143

		Total U.S. Treasury Obligations (Cost $377,882)	378,143

ASSET-BACKED SECURITIES: 14.5%
		Automobile Asset-Backed Securities: 1.4%
1,059,009	C,S	AmeriCredit Automobile Receivables Trust, 4.220%, due 07/06/09	1,055,681
696,052	C,S	Morgan Stanley Auto Loan Trust, 3.240%, due 03/15/12	689,826

			1,745,507

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING EQUITIESPLUS PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Home Equity Asset-Backed Securities: 4.1%
$5,000,000	C,S	GSAA Trust, 6.040%, due 07/25/36	$4,997,532

			4,997,532

		Other Asset-Backed Securities: 9.0%
5,149,917	C,S	Bear Stearns Asset-Backed Securities, Inc., 5.700%, due 06/25/36	5,161,465
2,500,000	@@,#, C,S	Franklin CLO Ltd., 6.557%, due 05/09/12	2,506,750
2,250,000	@@,#, C,S	Harbourview CLO IV, Ltd., 6.855%, due 10/25/13	2,252,250
1,000,000	@@,#, C,S	TCW Select Loan Fund Ltd., 6.050%, due 10/10/13	1,000,938

			10,921,403

		Total Asset-Backed Securities (Cost $17,652,854)	17,664,442

COLLATERALIZED MORTGAGE OBLIGATIONS: 24.3%
2,412,729	C,S	Countrywide Alternative Loan Trust, 6.020%, due 09/25/36	2,416,168
4,382,092	C,S	Credit Suisse Mortgage Capital Certificates, 6.000%, due 08/25/36	4,388,221
723,000	C,S	Greenwich Capital Commercial Funding Corp., 5.117%, due 04/10/37	715,423
573,000	C,S	LB-UBS Commercial Mortgage Trust, 5.103%, due 11/15/30	566,679
4,000,000	S	Residential Capital Corp., 5.860%, due 06/09/08	3,960,348
482,819	C,S	Residential Funding Mortgage Security I, 5.720%, due 04/25/18	484,442
5,271,476	C,S	Residential Funding Mortgage Security I, 6.000%, due 06/25/36	5,276,580
2,971,427	C,S	Washington Mutual Mortgage Pass-Through Certificates, 5.724%, due 05/25/46	2,976,480
3,109,114	C,S	Washington Mutual Mortgage Pass-Through Certificates, 5.821%, due 10/25/36	3,090,979
3,775,084	C,S	Washington Mutual Mortgage Pass-Through Certificates, 5.920%, due 07/25/36	3,775,314
2,000,000	C,S	Wells Fargo Mortgage-Backed Securities Trust, 4.110%, due 06/25/35	1,959,928

		Total Collateralized Mortgage Obligations (Cost $29,652,610)	29,610,562

		Total Long-Term Investments (Cost $99,597,564)	100,745,203

SHORT-TERM INVESTMENTS: 16.7%
		Mutual Fund: 12.5%
15,200,000	**,S	ING Institutional Prime Money Market Fund	15,200,000

		Total Mutual Fund (Cost $15,200,000)	15,200,000

		U.S. Treasury Bills: 4.1%
5,000,000	Z	4.640%, due 10/18/07	4,930,055

		Total U.S. Treasury Bills (Cost $4,926,940)	4,930,055

		Repurchase Agreement: 0.1%
140,000		Goldman Sachs Repurchase Agreement dated 06/29/07, 5.300%, due 07/02/07, $140,062 to be received upon repurchase (Collateralized by $143,000 Federal National Mortgage Association, 5.600%, Market Value plus accrued interest $143,611, due 02/01/17)	140,000

		Total Repurchase Agreement (Cost $140,000)	140,000

		Total Short-Term Investments (Cost $20,266,940)	20,270,055

Total Investments in Securities (Cost $119,864,504)*	99.4%	$121,015,258
Other Assets and Liabilities-Net	0.6	754,661

Net Assets	100.0%	$121,769,919

@@	Foreign Issuer
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
C	Bond may be called prior to maturity date.
P	Preferred Stock may be called prior to convertible date.
S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
**	Investment in affiliate
( 7/8)	Interest Only (IO) Security
Z	Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase
*	Cost for federal income tax purposes is the same as for financial statement purposes.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,362,185
Gross Unrealized Depreciation	(211,431)

Net Unrealized Appreciation	$1,150,754

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING EQUITIESPLUS PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

ING EquitiesPlus Portfolio Open Futures Contracts on June 30, 2007:

				Unrealized
	Number of	Notional	Expiration	Appreciation/
Contract Description	Contracts	Market Value ($)	Date	(Depreciation)

Long Contracts

S&P 500	100	37,885,000	09/20/07	$293,500
S&P 500 E-Mini	1,007	76,300,390	09/21/07	587,175
U.S. Treasury 5-Year Note	30	3,122,344	09/28/07	(19,997)
U.S. Treasury Long Bond	89	9,589,750	09/19/07	(137,671)

				$723,007

Short Contracts

U.S. Treasury 2-Year Note	89	(18,136,532)	09/28/07	$30,370

				$30,370

ING EquitiesPlus Portfolio Interest Rate Swap Agreements Outstanding on June 30, 2007:

			Notional
	Termination		Principal	Unrealized
	Date		Amount	Depreciation

Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.110% Counterparty: UBS AG	09/25/08	USD	3,500,000	$(31,917)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.235% Counterparty: UBS AG	08/24/09	USD	5,500,000	(53,526)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.246% Counterparty: UBS AG	08/30/09	USD	5,500,000	(58,186)

				$(143,629)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED)

Industry Allocation

as of June 30, 2007
(as a percent of net assets)
Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 95.7%
		Biotechnology: 14.4%
52,997	@	Advanced Magnetics, Inc.	$3,082,306
33,069	@	Alexion Pharmaceuticals, Inc.	1,490,089
45,080	@	Amgen, Inc.	2,492,473
72,251	@	Applera Corp. — Celera Genomics Group	895,912
109,775	@	Arqule, Inc.	773,914
59,431	@	Biogen Idec, Inc.	3,179,559
20,436	@	Bio-Rad Laboratories, Inc.	1,544,349
19,235	@	Celgene Corp.	1,102,743
211,000	@	Enzo Biochem, Inc.	3,154,450
27,767	@	Genentech, Inc.	2,100,851
31,000	@,@@	Genmab A/S	1,979,962
51,976	@	Genzyme Corp.	3,347,254
119,818	@	Human Genome Sciences, Inc.	1,068,777
169,721	@	Incyte Corp.	1,018,326
191,592	@	Orchid Cellmark, Inc.	888,987
342,928	@	Panacos Pharmaceuticals, Inc.	1,107,657
89,363	@	Regeneron Pharmaceuticals, Inc.	1,601,385

			30,828,994

		Chemicals: 5.4%
136,486	@@	Bayer AG	10,280,984
7,000	@@	Syngenta AG	1,364,655

			11,645,639

		Commercial Services: 1.0%
36,000		McKesson Corp.	2,147,040

			2,147,040

		Electronics: 3.0%
55,500		Applera Corp. — Applied Biosystems Group	1,694,970
92,417	@	Thermo Electron Corp.	4,779,807

			6,474,777

		Healthcare — Products: 15.1%
74,417	@	Abiomed, Inc.	802,215
39,118		Baxter International, Inc.	2,203,908
80,015	@	Cepheid, Inc.	1,168,219
30,000	@	Covidien Ltd.	1,293,000
65,593	@	Gen-Probe, Inc.	3,963,129
71,500	@	Helicos BioSciences Corp.	647,790
33,500		Hillenbrand Industries, Inc.	2,177,500
51,531		Invacare Corp.	944,563
52,000	@	Inverness Medical Innovations, Inc.	2,653,040
125,084	@	NMT Medical, Inc.	1,485,998
174,274	@@	Smith & Nephew PLC	2,159,255
175,243	@,@@	Sorin S.p.A.	461,320
49,205	@	St. Jude Medical, Inc.	2,041,515
14,500	@@	Synthes, Inc.	1,738,413
105,000	@	Thoratec Corp.	1,930,950
52,500	@	TomoTherapy, Inc.	1,150,800
39,000	@	Varian Medical Systems, Inc.	1,657,890
28,571		Vital Signs, Inc.	1,587,119
100,000	@	Zoll Medical Corp.	2,231,000

			32,297,624

		Healthcare — Services: 9.8%
65,000		Brookdale Senior Living, Inc.	2,962,050
29,000	@	Community Health Systems, Inc.	1,173,050
89,000	@	Emeritus Corp.	2,757,220
27,331	@@	Fresenius AG	2,099,126
19,887	@@	Fresenius Medical Care AG & Co. KGaA	914,063
45,900		Quest Diagnostics	2,370,735
22,000		UnitedHealth Group, Inc.	1,125,080
35,000		Universal Health Services, Inc.	2,152,500
67,214	@	WellPoint, Inc.	5,365,694

			20,919,518

		Pharmaceuticals: 44.8%
96,107		Abbott Laboratories	5,146,530
62,000	@	Adams Respiratory Therapeutics, Inc.	2,442,180
65,000	@	Altus Pharmaceuticals, Inc.	750,100
36,000	@	Array Biopharma, Inc.	420,120
158,000	@	Auxilium Pharmaceuticals, Inc.	2,518,520
95,740	@	BioMarin Pharmaceuticals, Inc.	1,717,576
109,146		Bristol-Myers Squibb Co.	3,444,648
27,000	@	Cephalon, Inc.	2,170,530
93,200	@@	Chugai Pharmaceutical Co., Ltd.	1,674,684
62,266	@	Cubist Pharmaceuticals, Inc.	1,227,263
84,060	@@	Daiichi Sankyo Co., Ltd.	2,230,332
80,835	@,@@	Eurand NV	1,266,684
45,842	@	Hospira, Inc.	1,789,672
26,352	@	ImClone Systems, Inc.	931,807
135,079	@	Indevus Pharmaceuticals, Inc.	909,082
75,000	@	Inspire Pharmaceuticals, Inc.	474,000
800,000	@,I	Inyx, Inc.	1,952,000
85,976	@@	Ipsen	4,411,432
159,127	@	Isis Pharmaceuticals, Inc.	1,540,349
89,973	@	Medarex, Inc.	1,285,714
14,000	@	Medco Health Solutions, Inc.	1,091,860
128,983		Merck & Co., Inc.	6,423,353
26,004	@@	Merck KGaA	3,557,863
57,924		Mylan Laboratories	1,053,638
67,843	@@	Novartis AG ADR	3,803,957
32,000	@@	Novo-Nordisk A/S	3,480,806
61,071	@	OSI Pharmaceuticals, Inc.	2,211,381
55,124	@	Par Pharmaceutical Cos., Inc.	1,556,151
77,000	@	Pharmion Corp.	2,229,150
29,408	@@	Roche Holding AG	5,210,703
50,275	@@	Sanofi-Aventis ADR	2,024,574
145,000	@	Santarus, Inc.	749,650
183,183		Schering-Plough Corp.	5,576,090

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Pharmaceuticals (continued)
150,000	@@	Shire PLC	$3,702,610
29,725	@	Sirtris Pharmaceuticals, Inc.	293,386
170,126	@	Spectrum Pharmaceuticals, Inc.	1,219,803
108,018	@	Tanox, Inc.	2,096,629
254,000	@,@@	Theratechnologies, Inc.	2,794,536
30,000	@	Theravance, Inc.	960,000
23,506	@	Viropharma, Inc.	324,383
94,177		Wyeth	5,400,109
19,000	@	Xenoport, Inc.	843,980
77,100	@	Zymogenetics, Inc.	1,126,431

			96,034,266

		Retail: 2.2%
129,559		CVS Corp.	4,722,426

			4,722,426

		Total Common Stock (Cost $178,274,219)	205,070,284

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 4.8%
		U.S. Government Agency Obligations: 4.8%
$10,315,000	Z	Federal Home Loan Bank, 4.600%, due 07/02/07	$10,312,364

		Total Short-Term Investments (Cost $10,312,364)	10,312,364

Total Investments in Securities (Cost $188,586,583)*	100.5%	$215,382,648
Other Assets and Liabilities-Net	(0.5)	(1,081,017)

Net Assets	100.0%	$214,301,631

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
I	Illiquid security
Z	Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase
*	Cost for federal income tax purposes is $188,843,179.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$32,175,437
Gross Unrealized Depreciation	(5,635,968)

Net Unrealized Appreciation	$26,539,469

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING EVERGREEN OMEGA PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED)

Industry Allocation

as of June 30, 2007
(as a percent of net assets)
Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 99.6%
		Advertising: 2.7%
105,058		Omnicom Group	$5,559,669

			5,559,669

		Beverages: 2.8%
109,737		Coca-Cola Co.	5,740,342

			5,740,342

		Biotechnology: 7.2%
141,287	@	Amgen, Inc.	7,811,758
130,636	@	Biogen Idec, Inc.	6,989,026

			14,800,784

		Commercial Services: 5.5%
192,700	@	Apollo Group, Inc.	11,259,461

			11,259,461

		Computers: 5.1%
5,406	@	Affiliated Computer Services, Inc.	306,628
236,164	@	Dell, Inc.	6,742,482
68,550	@	Lexmark International, Inc.	3,380,201

			10,429,311

		Cosmetics/ Personal Care: 2.1%
69,653		Procter & Gamble Co.	4,262,067

			4,262,067

		Diversified Financial Services: 3.9%
97,700		Citigroup, Inc.	5,011,033
30,000		Legg Mason, Inc.	2,951,400

			7,962,433

		Food: 0.5%
25,200		Whole Foods Market, Inc.	965,160

			965,160

		Healthcare — Products: 8.3%
98,721		Medtronic, Inc.	5,119,671
146,804	@	St. Jude Medical, Inc.	6,090,898
67,512	@	Zimmer Holdings, Inc.	5,731,094

			16,941,663

		Healthcare — Services: 0.9%
23,900	@	WellPoint, Inc.	1,907,937

			1,907,937

		Insurance: 2.5%
169,481		Marsh & McLennan Cos., Inc.	5,233,573

			5,233,573

		Internet: 14.0%
218,582	@	Amazon.com, Inc.	14,953,195
218,336	@	eBay, Inc.	7,026,052
12,915	@	Google, Inc.	6,759,453

			28,738,700

		Leisure Time: 1.1%
46,393		Carnival Corp.	2,262,587

			2,262,587

		Miscellaneous Manufacturing: 4.1%
246,296	@	Tyco International Ltd.	8,322,342

			8,322,342

		Oil & Gas: 2.1%
26,350		Chevron Corp.	2,219,724
26,374		ConocoPhillips	2,070,359

			4,290,083

		Pharmaceuticals: 5.5%
224,918		Bristol-Myers Squibb Co.	7,098,412
36,850	@@	Novartis AG ADR	2,066,180
83,143		Pfizer, Inc.	2,125,967

			11,290,559

		Retail: 5.7%
54,959		Best Buy Co., Inc.	2,564,937
38,500		Home Depot, Inc.	1,514,975
29,113		Target Corp.	1,851,587
121,056		Wal-Mart Stores, Inc.	5,824,004

			11,755,503

		Semiconductors: 8.6%
408,678		Altera Corp.	9,044,044
212,295		Intel Corp.	5,044,129
23,571		KLA-Tencor Corp.	1,295,226
60,421		Texas Instruments, Inc.	2,273,642

			17,657,041

		Software: 8.5%
41,830		Automatic Data Processing, Inc.	2,027,500
242,106		Microsoft Corp.	7,134,864
423,192	@	Oracle Corp.	8,341,115

			17,503,479

		Telecommunications: 6.3%
232,020	@	Cisco Systems, Inc.	6,461,757
148,062		Qualcomm, Inc.	6,424,410

			12,886,167

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING EVERGREEN OMEGA PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares		Value

	Transportation: 2.2%
83,400	Expeditors International Washington, Inc.	$3,444,420
13,950	United Parcel Service, Inc.	1,018,350

		4,462,770

	Total Common Stock (Cost $173,224,804)	204,231,631

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 0.1%
		U.S. Government Agency Obligations: 0.1%
$230,000	Z	Federal Home Loan Bank, 4.600%, due 07/02/07	$229,941

		Total Short-Term Investments (Cost $229,941)	229,941

Total Investments in Securities (Cost $173,454,745)*	99.7%	$204,461,572
Other Assets and Liabilities-Net	0.3	669,847

Net Assets	100.0%	$205,131,419

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
Z	Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase
*	Cost for federal income tax purposes is $173,503,822.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$33,465,021
Gross Unrealized Depreciation	(2,507,271)

Net Unrealized Appreciation	$30,957,750

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GLOBAL REAL ESTATE PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED)

Industry Allocation

as of June 30, 2007
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 47.0%
		Diversified Operations: 0.6%
373,800	@@	Wharf Holdings Ltd.	$1,492,927

			1,492,927

		Hotels & Motels: 2.2%
46,400		Hilton Hotels Corp.	1,553,008
195,300	@@	Mandarin Oriental International Ltd.	435,726
181,900	@@	Shangri-La Asia Ltd.	439,675
44,000		Starwood Hotels & Resorts Worldwide, Inc.	2,951,080

			5,379,489

		Property Trust: 12.5%
169,916	@@	Centro Properties Group	1,221,853
277,800	@@	DB Rreef Trust	461,187
777,100	@@	GPT Group	3,063,088
96,700	@@	Investa Property Group	238,733
849,300	@@	Macquarie CountryWide Trust	1,451,513
843,300	@@	Macquarie DDR Trust	894,869
655,800	@@	Macquarie Goodman Group	3,721,885
464,000	@@	Mirvac Group	2,238,092
506,900	@@	Stockland	3,492,072
1,450,175	@@	Valad Property Group	2,431,163
599,100	@@	Westfield Group	10,108,774
45,930	@@	Westfield Group — New	759,322

			30,082,551

		Real Estate Management/ Services: 8.9%
335,900	@@	Beni Stabili S.p.A.	488,791
184,900	@@	Castellum AB	2,223,154
265,000	@@	Citycon OYI	1,698,481
117,800	@,@@	Conwert Immobilien Invest AG	2,277,197
1,000	@@	Deutsche Wohnen AG	51,828
25,500	@@	DIC Asset AG	903,386
427,300	@@	Mitsubishi Estate Co., Ltd.	11,592,922
153,800	@@	Sponda OYJ	2,225,920

			21,461,679

		Real Estate Operation/ Development: 21.9%
1,211,100	@@	Agile Property Holdings Ltd.	1,586,103
176,500	@@	Allgreen Properties Ltd.	241,547
683,600	@@	Ascott Group Ltd.	818,124
74,250		Brookfield Properties Co. (U.S. Denominated Security)	1,805,018
755,100	@@	CapitaLand Ltd.	4,000,575
196,100	@@	Cheung Kong Holdings Ltd.	2,569,612
314,300	@@	China Overseas Land & Investment Ltd.	490,077
101,300	@@	City Developments Ltd.	1,145,151
566,700	@,@@	Dawnay Day Sirius Ltd.	740,158
424,000	@@	Greentown China Holdings Ltd.	922,332
431,100	@@	Guangzhou R&F Properties Co., Ltd.	1,323,160
470,000	@@	Hang Lung Group Ltd.	2,122,666
618,900	@@	Hang Lung Properties Ltd.	2,137,019
21,900	@,@@	Hirco PLC	175,911
501,300	@@	Hongkong Land Holdings Ltd.	2,258,960
264,800	@@	Keppel Land Ltd.	1,517,610
427,600	@@	Kerry Properties Ltd.	2,685,567
436,000	@@	Mitsui Fudosan Co., Ltd.	12,220,349
75,600	@@	Norwegian Property ASA	941,177
553	@@	NTT Urban Development Corp.	1,070,795
535,200	@@	Shui On Land Ltd.	480,194
146,200	@@	Sumitomo Realty & Development Co., Ltd.	4,761,214
521,400	@@	Sun Hung Kai Properties Ltd.	6,273,825
287,200	@@	Wing Tai Holdings Ltd.	748,025

			53,035,169

		Storage/ Warehousing: 0.9%
583,400	@,@@	Safestore Holdings Ltd.	2,237,628

			2,237,628

		Total Common Stock (Cost $105,498,131)	113,689,443

REAL ESTATE INVESTMENT TRUSTS: 49.9%
		Apartments: 7.0%
62,800		Archstone-Smith Trust	3,712,108
25,700		AvalonBay Communities, Inc.	3,055,216
44,000		BRE Properties, Inc.	2,608,760
24,700		Camden Property Trust	1,654,159
35,600		Equity Residential	1,624,428
17,500		Home Properties, Inc.	908,775
173	@@	New City Residence Investment Corp.	961,316
103	@@	Nippon Accommodations Fund, Inc.	710,869
17,700		Post Properties, Inc.	922,701
34,800		UDR, Inc.	915,240

			17,073,572

		Diversified: 12.1%
115,400	@@	British Land Co. PLC	3,088,024
273,400	@,@@	Champion Real Estate Investment Trust	156,687
18,000	@@	Corio NV	1,409,883
37,500	@@	Dundee Real Estate Investment Trust	1,619,338
116,100	@@	Hammerson PLC	3,324,721
78	@@	Kenedix Realty Investment Corp.	583,542
15,300	@@	Klepierre	2,590,853
103,300	@@	Land Securities Group PLC	3,597,485
28,500		Liberty Property Trust	1,252,005
37,300	@@	Mercialys	1,282,933
95	@,@@	Nomura Real Estate Residential Fund, Inc.	635,777

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GLOBAL REAL ESTATE PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Diversified (continued)
18,910	@@	Rodamco Europe NV	$2,514,668
11,200	@@	Unibail	2,864,228
38,900		Vornado Realty Trust	4,272,776

			29,192,920

		Health Care: 1.8%
70,100		Nationwide Health Properties, Inc.	1,906,720
65,400		Omega Healthcare Investors, Inc.	1,035,282
38,200		Ventas, Inc.	1,384,750

			4,326,752

		Hotels: 3.0%
35,000		FelCor Lodging Trust, Inc.	911,050
176,344		Host Hotels & Resorts, Inc.	4,077,073
14,500		LaSalle Hotel Properties	629,590
30,100		Strategic Hotel Capital, Inc.	676,949
31,200		Sunstone Hotel Investors, Inc.	885,768

			7,180,430

		Office Property: 10.3%
48,000		BioMed Realty Trust, Inc.	1,205,760
55,900		Boston Properties, Inc.	5,709,067
20,000		Corporate Office Properties Trust SBI MD	820,200
68,000	@@	Derwent Valley Holdings PLC	2,493,438
42,300		Douglas Emmett, Inc.	1,046,502
166,900	@@	Great Portland Estates PLC	2,213,849
42,900		Highwoods Properties, Inc.	1,608,750
14,900		Kilroy Realty Corp.	1,055,516
198	@@	Nippon Building Fund, Inc.	2,746,668
34,100		SL Green Realty Corp.	4,224,649
8,100	@@	Societe de la Tour Eiffel	1,186,543
3,900	@@	Societe Immobiliere de Location pour l’Industrie et le Commerce	628,943

			24,939,885

		Regional Malls: 5.9%
68,000		General Growth Properties, Inc.	3,600,600
35,200		Macerich Co.	2,901,184
72,100		Simon Property Group, Inc.	6,708,179
21,200		Taubman Centers, Inc.	1,051,732

			14,261,695

		Shopping Centers: 6.8%
8,300	@,@@, #	Calloway Real Estate Investment Trust	195,881
19,600	@@	Calloway Real Estate Investment Trust	462,562
874,600	@,@@	CapitaMall Trust	2,414,914
37,400		Federal Realty Investment Trust	2,889,524
192	@@	Japan Retail Fund Investment Corp.	1,664,121
673,200	@@	Link Real Estate Investment Trust	1,490,085
44,400		Regency Centers Corp.	3,130,200
99,800	@@	RioCan Real Estate Investment Trust	2,215,696
17,600		Tanger Factory Outlet Centers, Inc.	659,120
14,200	@@	Vastned Retail NV	1,237,949

			16,360,052

		Storage: 0.6%
31,500		Extra Space Storage, Inc.	519,750
11,878		Public Storage, Inc.	912,468

			1,432,218

		Warehouse/ Industrial: 2.4%
11,700		AMB Property Corp.	622,674
201	@@	Japan Logistics Fund, Inc.	1,873,474
56,800		Prologis	3,231,920

			5,728,068

		Total Real Estate Investment Trusts (Cost $118,055,305)	120,495,592

Total Investments in Securities (Cost $223,553,436)*	96.9%	$234,185,035
Other Assets and Liabilities-Net	3.1	7,591,394

Net Assets	100.0%	$241,776,429

@	Non-income producing security
@@	Foreign Issuer
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/ Trustees.
*	Cost for federal income tax purposes is $229,748,579.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$8,562,958
Gross Unrealized Depreciation	(4,126,502)

Net Unrealized Appreciation	$4,436,456

Percentage of
Country	Net Assets

United States	33.4%
Japan	16.1
Australia	12.5
Hong Kong	10.2
United Kingdom	7.3
Singapore	4.5
France	3.5
Netherlands	2.1
Canada	1.9
Finland	1.6
Austria	0.9
China	0.9
Sweden	0.9
Germany	0.4
Norway	0.4
Italy	0.2
Isle Of Man	0.1
Other Assets and Liabilities — Net	3.1

Net Assets	100.0%

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GLOBAL RESOURCES PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED)

Industry Allocation

as of June 30, 2007
(as a percent of net assets)
Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 96.9%
		Coal: 2.2%
236,400	L	Arch Coal, Inc.	$8,226,720
106,700	L	Consol Energy, Inc.	4,919,937
131,800	L	Peabody Energy Corp.	6,376,484

			19,523,141

		Electric: 0.7%
137,731	@	Mirant Corp.	5,874,227

			5,874,227

		Energy — Alternate Sources: 0.2%
202,500	@,L	BioFuel Energy Corp.	2,156,625

			2,156,625

		Engineering & Construction: 2.7%
6,179,700	@,@@	Boart Longyear Group	11,683,338
144,950	@,L	McDermott International, Inc.	12,048,244

			23,731,582

		Iron/ Steel: 1.3%
48,400	L	Cleveland-Cliffs, Inc.	3,759,228
60,500		Nucor Corp.	3,548,325
35,500		United States Steel Corp.	3,860,625

			11,168,178

		Metal Fabricate/ Hardware: 0.2%
50,400	@,@@, #	TMK OAO GDR	1,839,096

			1,839,096

		Mining: 18.3%
199,500	@@	Aber Diamond Corp.	7,642,845
90,000	@@,L	Agnico-Eagle Mines Ltd.	3,285,000
138,300	@@,L	Alcan, Inc.	11,243,790
151,600	@,@@, L	Banro Corp.	1,531,160
162,520	@@	Cameco Corp.	8,238,517
92,046	@@,L	Cia Vale do Rio Doce ADR	4,100,649
1,257,600	@,@@	Eldorado Gold Corp.	7,366,744
1,138,700	@,@@	European Goldfields Limited	6,028,883
107,200	@@	First Quantum Minerals Ltd.	9,147,599
152,100	@,@@	FNX Mining Co., Inc.	4,629,037
248,180		Freeport-McMoRan Copper & Gold, Inc.	20,554,268
286,496	@@	GoldCorp, Inc.	6,787,090
332,100	@,@@	Great Basin Gold Ltd.	841,746
282,400	@,@@, L	Kinross Gold Corp.	3,298,432
3,883,165	@,@@	Lihir Gold Ltd.	9,966,126
610,000	@,@@	Mag Silver Corp.	6,671,204
217,500	@,@@	Major Drilling Group International	9,126,731
8,732,800	@,@@	Merafe Resources Ltd.	2,370,080
358,500	@,L	Meridian Gold, Inc.	9,887,430
212,900	L	Newmont Mining Corp.	8,315,874
697,400	@,@@, L	Paladin Resources Ltd.	4,844,647
296,100	@,@@, #,L	Polymetal GDR	1,878,310
146,500	@@	Randgold Resources Ltd. ADR	3,250,835
1,081,500	@,@@	Shore Gold, Inc.	4,974,748
1,687,901	@@	Solid Resources Ltd.	1,584,512
284,600	@@	Yamana Gold, Inc.	3,164,752

			160,731,009

		Miscellaneous Manufacturing: 0.3%
358,800	@,@@	American Oil & Gas, Inc.	2,432,664

			2,432,664

		Oil & Gas: 58.2%
525,700	L	Cabot Oil & Gas Corp.	19,387,816
1,463,089	@,I,L	Cano Petroleum, Inc.	8,778,534
108,600		Chevron Corp.	9,148,464
44,700	@@,L	CNOOC Ltd. ADR	5,081,943
866,000		ConocoPhillips	67,981,000
225,587	@,L	Delta Petroleum Corp.	4,529,787
165,700	@,L	Denbury Resources, Inc.	6,213,750
94,100		Devon Energy Corp.	7,367,089
273,500	@@	EnCana Corp.	16,806,575
595,800	@,@@	Energy XXI Acquisition Corp. Bermuda Ltd.	3,604,590
140,800	L	ENSCO International, Inc.	8,590,208
114,000		EOG Resources, Inc.	8,328,840
643,592	@,L	EXCO Resources, Inc.	11,224,244
768,500		ExxonMobil Corp.	64,461,780
37,500		GlobalSantaFe Corp.	2,709,375
255,900		Hess Corp.	15,087,864
149,700	@,@@, L	InterOil Corp.	2,835,318
1,087,585	@,L	Kodiak Oil & Gas Corp.	6,307,993
302,400		Marathon Oil Corp.	18,131,904
529,200		Occidental Petroleum Corp.	30,630,097
558,951	@,L	Parallel Petroleum Corp.	12,241,027
244,069	@,I,L	PetroHawk Energy Corp.	3,870,934
633,600	@@	Petroleo Brasileiro SA	19,247,776
560,359	@	Petroquest Energy, Inc.	8,147,620
399,700	@,L	Plains Exploration & Production Co.	19,109,657
187,380	@,L	Quicksilver Resources, Inc.	8,353,400
152,100	L	Range Resources Corp.	5,690,061
222,400	@@	Royal Dutch Shell PLC ADR	18,058,880
368,000	@	Southwestern Energy Co.	16,376,000
174,800	@	Todco	8,252,308
163,000	@@,L	Total SA ADR	13,199,740
232,500	@,@@, I	Triangle Petroleum Corp.	499,875
91,300	@	Unit Corp.	5,743,683
406,200		Valero Energy Corp.	30,001,932
432,943		XTO Energy, Inc.	26,019,874

			512,019,938

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GLOBAL RESOURCES PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Oil & Gas Services: 12.5%
467,150	@,L	Allis-Chalmers Energy, Inc.	$10,739,779
67,600	@	Cameron International Corp.	4,831,372
299,300	@	Geokinetics, Inc.	9,287,279
136,200	@	Grant Prideco, Inc.	7,331,646
211,899	@,L	Hercules Offshore, Inc.	6,861,290
420,328	@	Key Energy Services, Inc.	7,788,678
787,000	@	Particle Drilling Technologies, Inc.	1,731,400
540,500	L	Schlumberger Ltd.	45,910,070
107,400	@,L	Superior Energy Services	4,287,408
201,600	@,L	Weatherford International Ltd.	11,136,384

			109,905,306

		Pipelines: 0.3%
81,300		Targa Resources Partners LP	2,723,550

			2,723,550

		Total Common Stock (Cost $706,581,048)	852,105,316

WARRANTS: 0.0%
		Mining: 0.0%
166,050	@,@@	Great Basin Gold Ltd.	85,733

		Total Warrants (Cost $56,245)	85,733

		Total Long-Term Investments (Cost $706,637,293)	852,191,049

SHORT-TERM INVESTMENTS: 25.1%
		Mutual Fund: 2.9%
26,000,000	**	ING Institutional Prime Money Market Fund	$26,000,000

		Total Mutual Fund (Cost $26,000,000)	26,000,000

Principal
Amount		Value

	Repurchase Agreement: 0.3%
$2,371,000	Morgan Stanley Repurchase Agreement dated 06/29/07, 5.300%, due 07/02/07, $2,372,047 to be received upon repurchase (Collateralized by $5,075,000 Resolution Funding Corporation, Discount Note, Market Value $2,418,796, due 01/15/21)	$2,371,000

	Total Repurchase Agreement (Cost $2,371,000)	2,371,000

	Securities Lending Collateralcc: 21.9%
$192,433,000	The Bank of New York Institutional Cash Reserves Fund	192,433,000

	Total Securities Lending Collateral (Cost $192,433,000)	192,433,000

	Total Short-Term Investments (Cost $220,804,000)	220,804,000

Total Investments in Securities (Cost $927,441,293)*	122.0%	$880,562,049
Other Assets and Liabilities-Net	(22.0)	(1,013,181)

Net Assets	100.0%	$879,548,868

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2007.
**	Investment in affiliate
*	Cost for federal income tax purposes is $737,847,856.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$151,189,381
Gross Unrealized Depreciation	(8,475,188)

Net Unrealized Appreciation	$142,714,193

Percentage of
Country	Net Assets

United States	72.2%
Canada	13.1
Brazil	2.7
Australia	2.2
Netherlands	2.0
France	1.5
Papua New Guinea	1.1
Hong Kong	0.6
Bermuda	0.4
Jersey	0.4
Russia	0.4
South Africa	0.3
Short-Term Investments	3.2
Other Assets and Liabilities — Net	(0.1)

Net Assets	100.0%

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GLOBAL TECHNOLOGY PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED)

Industry Allocation

as of June 30, 2007
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 97.2%
		Aerospace/ Defense: 2.9%
21,800	@,L	BE Aerospace, Inc.	$900,340
17,600		Lockheed Martin Corp.	1,656,688

			2,557,028

		Biotechnology: 1.4%
19,500	@	Genzyme Corp.	1,255,800

			1,255,800

		Commercial Services: 2.6%
31,400	@@	Accenture Ltd.	1,346,746
32,100	@,L	Quanta Services, Inc.	984,507

			2,331,253

		Computers: 9.9%
20,700	@	Cognizant Technology Solutions Corp.	1,554,363
32,300	@	Dell, Inc.	922,165
187,400	@@	Foxconn Technology Co., Ltd.	2,248,709
29,200		Hewlett-Packard Co.	1,302,904
75,800	@@,L	Seagate Technology, Inc.	1,650,166
210,100	@,L	Sun Microsystems, Inc.	1,105,126

			8,783,433

		Distribution/ Wholesale: 2.0%
127,600	@,L	Brightpoint, Inc.	1,759,604

			1,759,604

		Electrical Components & Equipment: 3.0%
18,000	@,L	General Cable Corp.	1,363,500
67,000	@@	Sharp Corp.	1,270,152

			2,633,652

		Electronics: 6.2%
58,900		Amphenol Corp.	2,099,785
395,300	@@	HON HAI Precision Industry Co., Ltd.	3,414,415

			5,514,200

		Energy — Alternate Sources: 0.9%
26,400	@	Comverge, Inc.	818,664

			818,664

		Healthcare — Products: 1.2%
24,600	@	St. Jude Medical, Inc.	1,020,654

			1,020,654

		Internet: 8.8%
41,600	@,L	Akamai Technologies, Inc.	2,023,424
6,710	@	Google, Inc.	3,511,880
29,700	@,L	Valueclick, Inc.	874,962
45,300	@	VeriSign, Inc.	1,437,369

			7,847,635

		Iron/ Steel: 1.0%
8,300		Allegheny Technologies, Inc.	870,504

			870,504

		Media: 2.4%
474,700	@,L	Sirius Satellite Radio, Inc.	1,433,594
59,700	@,L	XM Satellite Radio Holdings, Inc.	702,669

			2,136,263

		Semiconductors: 24.5%
56,200	L	Altera Corp.	1,243,706
149,100		Intel Corp.	3,542,616
54,000		Intersil Corp.	1,698,840
35,100	L	Linear Technology Corp.	1,269,918
49,100	@,@@	Marvell Technology Group Ltd.	894,111
79,400		Maxim Integrated Products	2,652,754
84,000	@@	MediaTek, Inc.	1,306,916
66,400		Micrel, Inc.	844,608
35,900	L	Microchip Technology, Inc.	1,329,736
24,900	@,L	Nvidia Corp.	1,028,619
2,000	@@	Samsung Electronics Co., Ltd.	1,222,705
301,499	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,355,684
49,700	L	Xilinx, Inc.	1,330,469

			21,720,682

		Software: 13.3%
100,700	@,L	Activision, Inc.	1,880,069
65,500	@,L	Adobe Systems, Inc.	2,629,825
44,900		Automatic Data Processing, Inc.	2,176,303
28,200	@	Electronic Arts, Inc.	1,334,424
40,800	@@	Infosys Technologies Ltd. ADR	2,055,504
86,800	@	Oracle Corp.	1,710,828

			11,786,953

		Telecommunications: 17.1%
47,200	@	ADC Telecommunications, Inc.	865,176
70,200	@@	Alcatel SA ADR	982,800
127,800	@	Arris Group, Inc.	2,248,002
43,000	@,L	Ciena Corp.	1,553,590
62,000	@	Cisco Systems, Inc.	1,726,700
33,400	@,L	CommScope, Inc.	1,948,890
500,000	@@	Delta Networks, Inc.	290,657
84,800	@,L	Juniper Networks, Inc.	2,134,416

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GLOBAL TECHNOLOGY PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Telecommunications (continued)
58,480		Qualcomm, Inc.	$2,537,447
22,500	@@,L	Telefonaktiebolaget LM Ericsson ADR	897,525

			15,185,203

		Total Common Stock (Cost $78,353,955)	86,221,528

SHORT-TERM INVESTMENTS: 27.3%
		Mutual Fund: 5.1%
4,500,000	**,S	ING Institutional Prime Money Market Fund	4,500,000

		Total Mutual Fund (Cost $4,500,000)	4,500,000

Principal
Amount		Value

	Repurchase Agreement: 0.3%
$281,000	Morgan Stanley Repurchase Agreement dated 06/29/07, 5.300%, due 07/02/07, $281,124 to be received upon repurchase (Collateralized by $605,000 Resolution Funding Corporation, Discount Note, Market Value $288,349, due 01/15/21)	$281,000

	Total Repurchase Agreement (Cost $281,000)	281,000

	Securities Lending CollateralCC: 21.9%
19,414,000	The Bank of New York Institutional Cash Reserves Fund	19,414,000

	Total Securities Lending Collateral (Cost $19,414,000)	19,414,000

	Total Short-Term Investments (Cost $24,195,000)	24,195,000

Total Investments in Securities (Cost $102,548,955)*	124.5%	$110,416,528
Other Assets and Liabilities-Net	(24.5)	(21,704,018)

Net Assets	100.0%	$88,712,510

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
L	Loaned security, a portion or all of the security is on loan at June 30, 2007.
**	Investment in affiliate
*	Cost for federal income tax purposes is the same as for financial statement purposes.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$9,378,790
Gross Unrealized Depreciation	(1,511,217)

Net Unrealized Appreciation	$7,867,573

Percentage of
Country	Net Assets

United States	73.6%
Taiwan	12.0
Bermuda	2.5
India	2.3
Cayman Islands	1.9
Japan	1.4
South Korea	1.4
France	1.1
Sweden	1.0
Short-Term Investments	27.3
Other Assets and Liabilities — Net	(24.5)

Net Assets	100.0%

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING INTERNATIONAL GROWTH OPPORTUNITIES PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED)

Country Allocation

as of June 30, 2007
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 99.5%
		Belgium: 1.5%
34,251		InBev NV	$2,712,875

			2,712,875

		Brazil: 4.0%
216,100	@	NET Servicos de Comunicacao SA	3,568,059
32,582	L	Uniao de Bancos Brasileiros SA GDR	3,677,530

			7,245,589

		Canada: 1.2%
360,700	@	Bombardier, Inc. — Class B	2,167,078

			2,167,078

		China: 1.6%
6,450,000		Shanghai Electric Group Co., Ltd.	2,905,656

			2,905,656

		France: 5.1%
17,429	@,L	Alstom	2,906,333
29,370		LVMH Moet Hennessy Louis Vuitton SA	3,379,453
16,555		PPR	2,887,775

			9,173,561

		Germany: 4.0%
13,067		Allianz AG	3,047,190
17,454		Merck KGaA	2,388,054
20,290		Wincor Nixdorf AG	1,850,083

			7,285,327

		Greece: 1.7%
55,041		National Bank of Greece SA	3,134,006

			3,134,006

		Hong Kong: 6.2%
1,741,000		Kowloon Development Co., Ltd.	3,476,781
1,170,000		Li & Fung Ltd.	4,211,350
1,396,000		New World Development Ltd.	3,493,592

			11,181,723

		Ireland: 1.8%
67,496		CRH PLC	3,335,598

			3,335,598

		Italy: 4.8%
92,700	L	Banco Popolare di Verona e Novara Scrl	2,665,357
66,721		Finmeccanica S.p.A.	2,049,925
439,400		UniCredito Italiano S.p.A.	3,924,547

			8,639,829

		Japan: 17.9%
55,200	@,L	Elpida Memory, Inc.	2,423,981
47,400		Itochu Techno-Solutions Corp.	1,858,755
3,380	L	Monex Beans Holdings, Inc.	2,817,386
38,100		Murata Manufacturing Co., Ltd.	2,866,662
48,100		Nidec Corp.	2,821,977
161,000		Nippon Electric Glass Co., Ltd.	2,838,566
64,500		Nitto Denko Corp.	3,251,023
170,100		Pioneer Corp.	2,313,439
124,900		Seven & I Holdings Co., Ltd.	3,570,314
8,671		Yahoo! Japan Corp.	2,939,716
43,940		Yamada Denki Co., Ltd.	4,588,974

			32,290,793

		Russia: 2.1%
48,966	L	OAO Gazprom ADR	2,036,164
855,826		TNK-BP Holding	1,677,419

			3,713,583

		South Africa: 1.3%
448,548	@	Aspen Pharmacare Holdings Ltd.	2,343,617

			2,343,617

		South Korea: 2.6%
6,338		Lotte Shopping Co., Ltd.	2,469,087
3,491		Samsung Electronics Co., Ltd.	2,134,232

			4,603,319

		Sweden: 6.0%
88,437		Assa Abloy AB	1,946,067
171,000	L	Nordea Bank AB	2,670,831
105,100		Sandvik AB	2,118,151
1,002,000		Telefonaktiebolaget LM Ericsson	3,996,871

			10,731,920

		Switzerland: 6.4%
159,916		ABB Ltd.	3,605,751
27,760		Roche Holding AG	4,918,699
9,600		Zurich Financial Services AG	2,967,652

			11,492,102

		Taiwan: 6.6%
1,988,000		Chi Mei Optoelectronics Corp.	2,356,124
403,200		HON HAI Precision Industry Co., Ltd.	3,482,652
3,271,317		Taiwan Cement Corp.	3,790,024
1,087,408		Taiwan Semiconductor Manufacturing Co., Ltd.	2,328,838

			11,957,638

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING INTERNATIONAL GROWTH OPPORTUNITIES PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		United Kingdom: 20.2%
116,200	@	Anglo American PLC	$6,822,311
1,273,931		ARM Holdings PLC	3,726,610
199,683		Capita Group PLC	2,898,767
250,200		Diageo PLC	5,200,385
793,692		Hays PLC	2,711,381
130,000		HSBC Holdings PLC	2,380,364
69,936		Imperial Tobacco Group PLC	3,224,466
201,196		Marks & Spencer Group PLC	2,526,844
66,012		Reckitt Benckiser PLC	3,613,864
218,666		WPP Group PLC	3,270,472

			36,375,464

		United States: 4.5%
80,900		Monsanto Co.	5,463,986
56,200	L	Peabody Energy Corp.	2,718,956

			8,182,942

		Total Common Stock (Cost $151,098,070)	179,472,620

SHORT-TERM INVESTMENTS: 9.8%
		Mutual Funds: 0.0%
5,000	**	ING Institutional Prime Money Market Fund	$5,000

		Total Mutual Funds (Cost $5,000)	5,000

Principal
Amount		Value

	Securities Lending CollateralCC: 9.8%
$17,713,000	The Bank of New York Institutional Cash Reserves Fund	17,713,000

	Total Securities Lending Collateral (Cost $17,713,000)	17,713,000

	Total Short-Term Investments (Cost $17,718,000)	17,718,000

Total Investments in Securities (Cost $168,816,070)*	109.3%	$197,190,620
Other Assets and Liabilities-Net	(9.3)	(16,848,591)

Net Assets	100.0%	$180,342,029

@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2007.
**	Investment in affiliate
*	Cost for federal income tax purposes is the same as for financial statement purposes.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$31,504,159
Gross Unrealized Depreciation	(3,129,609)

Net Unrealized Appreciation	$28,374,550

Percentage of
Industry	Net Assets

Advertising	1.8%
Aerospace/ Defense	1.1
Agriculture	1.8
Banks	10.2
Beverages	4.4
Building Materials	3.9
Chemicals	4.8
Coal	1.5
Commercial Services	3.1
Computers	2.1
Distribution/ Wholesale	2.3
Electronics	8.0
Engineering & Construction	2.0
Hand/ Machine Tools	1.2
Healthcare — Products	1.3
Holding Companies — Diversified	1.9
Home Furnishings	1.3
Household Products/ Wares	2.0
Insurance	3.3
Internet	3.2
Machinery — Diversified	3.2
Media	2.0
Metal Fabricate/ Hardware	1.1
Mining	3.8
Miscellaneous Manufacturing	1.2
Oil & Gas	2.1
Pharmaceuticals	4.0
Real Estate	3.9
Retail	8.9
Semiconductors	5.9
Telecommunications	2.2
Short-Term Investments	9.8
Other Assets and Liabilities — Net	(9.3)

Net Assets	100.0%

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JANUS CONTRARIAN PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED)

Industry Allocation

as of June 30, 2007
(as a percent of net assets)

Media	13.1%

Real Estate	9.0%

Electric	8.3%

Oil & Gas	7.1%

Healthcare – Services	5.7%

Banks	5.4%

Building Materials	5.4%

Real Estate Investment Trusts	5.3%

Packaging & Containers	5.2%

Computers	4.0%

Diversified Financial Services	3.9%

Pipelines	2.8%

Industries between 1.7% – 2.6%(1)	12.4%

Industries less than 1.7%(2)	12.5%

Other Assets and Liabilities – Net*	(0.1)%

Net Assets	100.0%

*	Includes short-term investments related to certificate of deposit.
(1)	Includes six industries, which each represents 1.7% – 2.6% of net assets.
(2)	Includes sixteen industries, which each represents less than 1.7% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 100.1%
		Auto Manufacturers: 0.6%
256,315	@@	Tata Motors Ltd.	$4,221,461

			4,221,461

		Banks: 5.4%
328,254	@@	ICICI Bank Ltd.	7,701,827
318,915	@@,L	ICICI Bank Ltd. ADR	15,674,672
875	@@	Mitsubishi UFJ Financial Group, Inc.	9,643,102
816	@@	Mizuho Financial Group, Inc.	5,637,364

			38,656,965

		Biotechnology: 1.2%
159,885	@	Amgen, Inc.	8,840,042

			8,840,042

		Building Materials: 5.4%
361,759	@,@@	Cemex SA de CV ADR	13,348,907
2,199,940	@@	Gujarat Ambuja Cements Ltd.	6,739,266
317,775		Masco Corp.	9,047,054
197,075	@,L	USG Corp.	9,664,558

			38,799,785

		Computers: 4.0%
828,800	@	Ceridian Corp.	29,008,000

			29,008,000

		Distribution/ Wholesale: 0.1%
169,625	@@	Li & Fung Ltd.	610,556

			610,556

		Diversified Financial Services: 3.9%
279,595	@,L	E*Trade Financial Corp.	6,176,254
93,135	@@	Housing Development Finance Corp.	4,650,140
169,349		JP Morgan Chase & Co.	8,204,959
108,125		Merrill Lynch & Co., Inc.	9,037,088

			28,068,441

		Electric: 8.3%
4,295,226	@,@@	Datang International Power Generation Co., Ltd.	6,640,825
469,165	@,L	NRG Energy, Inc.	19,503,189
2,575,618	@@	NTPC Ltd.	9,665,463
7,074,710	@@	Tenaga Nasional BHD	23,400,969

			59,210,446

		Engineering & Construction: 1.4%
114,420	@@	Larsen & Toubro Ltd.	6,182,504
1,030,449	@@	Macquarie Airports Management Ltd.	3,521,285

			9,703,789

		Entertainment: 0.5%
670,603	@@	EMI Group PLC	3,592,868

			3,592,868

		Food: 0.9%
491,984	@@	Cadbury Schweppes PLC	6,677,414

			6,677,414

		Forest Products & Paper: 2.6%
1,354,870	@@	Ballarpur Industries Ltd.	3,943,108
190,313		Weyerhaeuser Co.	15,021,405

			18,964,513

		Healthcare — Services: 5.7%
506,935	@	Coventry Health Care, Inc.	29,224,803
176,935	L	Manor Care, Inc.	11,552,086

			40,776,889

		Household Products/ Wares: 1.2%
152,043	@@	Reckitt Benckiser PLC	8,323,679

			8,323,679

		Insurance: 1.8%
2,036	@	Berkshire Hathaway, Inc. - Class B	7,339,780
86,235	L	MBIA, Inc.	5,365,542

			12,705,322

		Internet: 0.9%
295,885	@,L	Liberty Media Holding Corp. - Interactive	6,607,112

			6,607,112

		Investment Companies: 1.7%
2,388,269	@@	Australian Infrastructure Fund	6,649,652
1,826,985	@@	Macquarie Infrastructure Group	5,564,835

			12,214,487

		Lodging: 1.1%
89,365		Station Casinos, Inc.	7,756,882

			7,756,882

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JANUS CONTRARIAN PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Machinery — Diversified: 0.2%
42,040		Graco, Inc.	$1,693,371

			1,693,371

		Media: 13.1%
1,006,660	@@	British Sky Broadcasting PLC	12,906,552
935,631	@,L	Liberty Global, Inc.	38,398,296
207,821	@,L	Liberty Global, Inc. - Series C	8,167,365
102,545	@	Liberty Media Holding Corp.	12,067,496
665,730		News Corp., Inc. - Class A	14,120,133
162,810	@,L	Playboy Enterprises, Inc.	1,844,637
388,096	@@	Publishing & Broadcasting Ltd.	6,431,405

			93,935,884

		Metal Fabricate/ Hardware: 0.7%
681,290	@@	Bharat Forge Ltd.	5,166,860

			5,166,860

		Mining: 2.1%
199,585	@@,L	Cia Vale do Rio Doce ADR	8,891,512
445,545	@,@@, L	Ivanhoe Mines Ltd.	6,344,561

			15,236,073

		Miscellaneous Manufacturing: 0.7%
150,233	@	Tyco International Ltd.	5,076,373

			5,076,373

		Oil & Gas: 7.1%
139,260		Chesapeake Energy Corp.	4,818,396
266,325	@,L	Forest Oil Corp.	11,254,895
202,153	@,L	Mariner Energy, Inc.	4,902,210
436,685	@@	Reliance Industries Ltd.	18,279,326
68,637	@@	SK Corp.	10,094,900
16,600	@@,L	Suncor Energy, Inc.	1,492,672

			50,842,399

		Oil & Gas Services: 1.9%
472,250		BJ Services Co.	13,430,790

			13,430,790

		Packaging & Containers: 5.2%
1,063,140	@	Owens-Illinois, Inc.	37,209,897

			37,209,897

		Pharmaceuticals: 0.6%
105,135	@@,L	Sanofi-Aventis ADR	4,233,786

			4,233,786

		Pipelines: 2.8%
278,021	@@	Enbridge, Inc.	9,369,588
210,440	@	Kinder Morgan Management, LLC	10,921,836

			20,291,424

		Real Estate: 9.0%
3,347,000	@@	CapitaLand Ltd.	17,732,650
463,000	@@	Mitsubishi Estate Co., Ltd.	12,561,486
3,086,000	@@	New World Development Ltd.	7,722,941
571,250		St. Joe Co.	26,471,725

			64,488,802

		Real Estate Investment Trusts: 5.3%
338,400	L	Plum Creek Timber Co., Inc.	14,097,744
198,345		Prologis	11,285,831
113,045	L	Vornado Realty Trust	12,416,863

			37,800,438

		Retail: 2.3%
626,300	@@	Pantaloon Retail India Ltd.	7,630,756
82,280	@@	Yamada Denki Co., Ltd.	8,593,100

			16,223,856

		Semiconductors: 0.7%
211,955	@,L	Cypress Semiconductor Corp.	4,936,432

			4,936,432

		Software: 1.3%
359,005	L	CA, Inc.	9,273,099

			9,273,099

		Transportation: 0.4%
224,355	@@,#, L	All America Latina Logistica SA GDR	3,058,968

			3,058,968

		Total Common Stock (Cost $660,338,328)	717,637,103

No. of
Contracts		Value

PURCHASED OPTIONS: 0.0%
57	Call Option — CBOE The St. Joe Co. Strike @ $60.00-Exp 01/19/08	$3,420

	Total Purchased Options (Cost $18,981)	3,420

Principal
Amount			Value

CORPORATE BONDS/ NOTES: 0.0%
		Retail: 0.0%
$25,000	±,C X	,I, Ames Department Stores, Inc., 0.000%, due 04/15/06	$—

		Total Corporate Bonds/Notes (Cost $11,111)	—

		Total Long-Term Investments (Cost $660,368,420)	717,640,523

SHORT-TERM INVESTMENTS: 20.6%
		Commercial Paper: 0.8%
5,900,000	Z	Rabobank NA, 5.320%, due 07/02/07	5,898,256

		Total Commercial Paper (Cost $5,898,256)	5,898,256

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JANUS CONTRARIAN PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal
Amount		Value

	Securities Lending CollateralCC: 19.8%
$141,926,000	The Bank of New York Institutional Cash Reserves Fund	$141,926,000

	Total Securities Lending Collateral (Cost $141,926,000)	141,926,000

	Total Short-Term Investments (Cost $147,824,256)	147,824,256

Total Investments in Securities (Cost $808,192,676)*	120.7%	$865,464,779
Other Assets and Liabilities-Net	(20.7)	(148,476,238)

Net Assets	100.0%	$716,988,541

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2007.
±	Defaulted security
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
Z	Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase
*	Cost for federal income tax purposes is $808,549,746.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$71,168,474
Gross Unrealized Depreciation	(14,253,441)

Net Unrealized Appreciation	$56,915,033

At June 30, 2007 the following forward currency contracts were outstanding for the ING Janus Contrarian Portfolio:

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For USD	Value	(Depreciation)

Singapore Dollars SGD 2,500,000	Buy	10/18/07	1,640,528	$1,647,345	$6,817

					$6,817

Australia Dollars AUD 5,000,000	Sell	10/18/07	4,137,150	4,225,252	$(88,102)
Australia Dollars AUD 15,500,000	Sell	10/18/07	12,730,770	13,098,281	(367,511)
British Pound Sterling GBP 2,835,000	Sell	10/17/07	5,471,550	5,682,930	(211,380)
British Pound Sterling GBP 11,000,000	Sell	10/17/07	21,894,235	22,050,170	(155,935)
Korea (South) Won KRW 1,378,400,000	Sell	10/17/07	1,460,556	1,496,504	(35,948)
Korea (South) Won KRW 65,000,000	Sell	8/16/07	69,006	70,475	(1,469)
Korea (South) Won KRW 3,500,000,000	Sell	10/17/07	3,789,519	3,799,887	(10,368)
Singapore Dollars SGD 8,000,000	Sell	10/18/07	5,348,380	5,271,503	76,877
Singapore Dollars SGD 11,400,000	Sell	10/18/07	7,625,928	7,511,891	114,037

					$(679,799)

ING Janus Contrarian Portfolio Written Options Outstanding on June 30, 2007:

			Number
Description/	Strike	Expiration	of	Premium
Name of Issuer	Price ($)	Date	Contracts	Received	Value

Put Option CBOE — The St. Joe Co.	50.000	09/22/07	38	$10,336	$(18,126)
Call Option CBOE — The St. Joe Co.	70.000	01/19/08	57	5,814	(855)

				$16,150	$(18,981)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED)

Country Allocation

as of June 30, 2007
(as a percent of net assets)
Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 93.3%
		Austria: 1.4%
88,900	L	Raiffeisen International Bank Holding AG	$14,041,681

			14,041,681

		Brazil: 12.6%
20,330		Cia de Bebidas das Americas — Class C ADR	1,427,166
187,050		Cia de Bebidas das Americas ADR	13,093,500
1,195,600	L	Cia Vale do Rio Doce ADR	45,074,120
94,080	L	Gol Linhas Aereas Inteligentes SA ADR	3,103,699
331,400		Perdigao SA	6,282,684
510,319		Petroleo Brasileiro SA ADR	54,440,831

			123,422,000

		Chile: 0.9%
172,250		Banco Santander Chile SA ADR	8,533,265

			8,533,265

		China: 3.4%
1,990,000		Anhui Conch Cement Co., Ltd.	13,990,754
2,998,000		China National Building Material Co., Ltd.	6,581,251
3,858,000	L	Shimao Property Holdings Ltd.	8,630,481
1,462,000	L	Tsingtao Brewery Co., Ltd.	3,553,046

			32,755,532

		Egypt: 3.3%
178,900		Orascom Construction Industries	11,694,778
1,617,650		Orascom Telecom Holding SAE	20,676,813

			32,371,591

		Hong Kong: 5.9%
2,899,000		China Mobile Ltd.	31,190,408
1,123,800		Esprit Holdings Ltd.	14,278,398
4,562,000	L	GOME Electrical Appliances Holdings Ltd.	6,989,949
1,671,000	L	Yue Yuen Industrial Holdings	5,179,965

			57,638,720

		Hungary: 1.7%
109,165	L	OTP Bank Nyrt GDR	12,720,332
20,624	L	Richter Gedeon Nyrt GDR	4,176,360

			16,896,692

		India: 7.8%
272,095		Ambuja Cements Ltd. GDR	836,692
331,820	@,L	HDFC Bank Ltd. ADR	27,959,153
179,500		Infosys Technologies Ltd. ADR	9,043,210
24,579	@,#,L	Reliance Capital Ltd. GDR	657,120
524,798	@,#,L, X	Reliance Communication Ltd. GDR	6,664,935
12,289	@,#,L	Reliance Energy Ltd. GDR	555,393
352,499	#,L	Reliance Industries — Spons GDR	29,786,166
245,199	@,#,X	Reliance Natural Resources Ltd. GDR	470,782
1		Tata Motors Ltd. ADR	16

			75,973,467

		Indonesia: 2.1%
10,467,500		Bank Rakyat Indonesia	6,666,362
224,870	L	Telekomunikasi Indonesia Tbk PT ADR	9,691,897
5,993,500		Unilever Indonesia Tbk PT	4,447,450

			20,805,709

		Israel: 2.0%
461,400	L	Teva Pharmaceutical Industries Ltd. ADR	19,032,750

			19,032,750

		Luxembourg: 1.4%
278,275	L	Tenaris SA ADR	13,624,344

			13,624,344

		Malaysia: 0.7%
546,800		British American Tobacco Malaysia Bhd	7,126,674

			7,126,674

		Mexico: 9.6%
806,300	L	America Movil SA de CV ADR	49,934,159
208,200		Fomento Economico Mexicano SA de CV ADR	8,186,424
1		Grupo Aeroportuario del Sureste SA de CV ADR	53
3,506,600		Grupo Financiero Banorte SA de CV	16,060,218
5,269,160		Wal-Mart de Mexico SA de CV	19,996,812

			94,177,666

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Russia: 5.2%
101,020	@	Mobile Telesystems Finance SA ADR	$6,118,781
234,067	L	OAO Gazprom ADR	9,733,260
6,786		Sberbank RF	26,220,447
86,520	@	Vimpel-Communications OAO ADR	9,115,747

			51,188,235

		South Africa: 10.3%
2,246,317		African Bank Investments Ltd.	9,453,923
2,233,438		FirstRand Ltd.	7,099,696
684,996	L	Impala Platinum Holdings Ltd.	20,825,384
221,832		Imperial Holdings Ltd.	4,559,187
792,784		Massmart Holdings Ltd.	9,657,901
1,575,000		MTN Group Ltd.	21,408,812
4,295,800	@,L	Network Healthcare Holdings Ltd.	8,746,575
1,146,698		RMB Holdings Ltd.	5,291,365
4,013,138	@,L	Steinhoff International Holdings Ltd.	13,698,293

			100,741,136

		South Korea: 15.9%
107,390		Hyundai Mobis	10,188,362
151,390		Hyundai Motor Co.	11,945,603
259,046		Kookmin Bank	22,720,575
509,749	#,L	KT&G Corp. GDR	17,931,441
45,550		Posco	21,867,823
69,363		Samsung Electronics Co., Ltd.	42,405,246
41,693		Shinsegae Co., Ltd.	27,133,835
43,368	L	SK Telecom Co., Ltd. ADR	1,186,115

			155,379,000

		Taiwan: 5.7%
3,282,398		HON HAI Precision Industry Co., Ltd.	28,351,808
885,000		President Chain Store Corp.	2,520,416
1,385,893		Taiwan Semiconductor Manufacturing Co., Ltd.	2,968,086
1,915,884		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	21,323,789

			55,164,099

		Turkey: 2.5%
668,864		Akbank TAS	3,694,052
234,526		Anadolu Efes Biracilik Ve Malt Sanayii AS	9,280,785
671,753		Migros Turk TAS	11,168,978

			24,143,815

		United Kingdom: 0.9%
144,241	@	Anglo American PLC	8,468,649

			8,468,649

		Total Common Stock (Cost $560,837,317)	911,485,025

PREFERRED STOCK: 2.7%
		Brazil: 2.7%
596,450		Banco Itau Holding Financeira SA	26,483,122

			26,483,122

		Total Preferred Stock (Cost $14,358,198)	26,483,122

		Total Long-Term Investments (Cost $575,195,515)	937,968,147

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 15.3%
		U.S. Government Agency Obligations: 3.0%
$29,236,000	Z	Federal Home Loan Bank, 4.600%, due 07/02/07	$29,228,529

		Total U.S. Government Agency Obligations (Cost $29,228,529)	29,228,529

		Securities Lending CollateralCC: 12.3%
121,005,000		The Bank of New York Institutional Cash Reserves Fund	121,005,000

		Total Securities Lending Collateral (Cost $121,005,000)	121,005,000

		Total Short-Term Investments (Cost $150,233,529)	150,233,529

Total Investments in Securities (Cost $725,429,044)*	111.3%	$1,088,201,676
Other Assets and Liabilities-Net	(11.3)	(110,865,389)

Net Assets	100.0%	$977,336,287

@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2007.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
Z	Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase
*	Cost for federal income tax purposes is $734,054,382.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$354,559,931
Gross Unrealized Depreciation	(412,637)

Net Unrealized Appreciation	$354,147,294

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Percentage of
Industry	Net Assets

Agriculture	2.6%
Airlines	0.3
Apparel	2.0
Auto Manufacturers	1.2
Auto Parts & Equipment	1.0
Banks	16.0
Beverages	3.6
Building Materials	2.2
Diversified Financial Services	3.2
Electric	0.1
Electronics	2.9
Engineering & Construction	1.2
Food	1.8
Gas	0.0
Healthcare — Services	0.9
Holding Companies — Diversified	0.5
Home Furnishings	1.4
Household Products/ Wares	0.5
Iron/ Steel	3.6
Mining	7.6
Oil & Gas	9.6
Pharmaceuticals	2.4
Real Estate	0.9
Retail	6.8
Semiconductors	6.8
Software	0.9
Telecommunications	16.0
Short-Term Investments	15.3
Other Assets and Liabilities — Net	(11.3)

Net Assets	100.0%

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED)

Industry Allocation

as of June 30, 2007
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 96.3%
		Advertising: 0.8%
8,200		Catalina Marketing Corp.	$258,300
21,900	@	inVentiv Health, Inc.	801,759
37,000	@,L	R.H. Donnelley Corp.	2,803,860

			3,863,919

		Aerospace/ Defense: 2.5%
26,500	@,L	Alliant Techsystems, Inc.	2,627,475
7,300		Curtiss-Wright Corp.	340,253
24,800	@,L	Esterline Technologies Corp.	1,198,088
6,400		Heico Corp.	269,312
13,300		Kaman Corp.	414,827
45,450	@,L	Moog, Inc.	2,004,800
7,900	@	Orbital Sciences Corp.	165,979
107,400	@	TransDigm Group, Inc.	4,345,404
3,800		Triumph Group, Inc.	248,786
4,800	L	United Industrial Corp.	287,904

			11,902,828

		Agriculture: 0.5%
179,200	@	Alliance One International, Inc.	1,800,960
7,100		Universal Corp.	432,532

			2,233,492

		Airlines: 0.6%
9,200	@,L	Alaska Air Group, Inc.	256,312
12,300	@	Allegiant Travel Co.	378,102
53,800	@	ExpressJet Holdings, Inc.	321,724
54,500	@,L	Republic Airways Holdings, Inc.	1,109,075
36,200		Skywest, Inc.	862,646

			2,927,859

		Apparel: 2.2%
7,600	L	Columbia Sportswear Co.	521,968
23,400		Columbia Sportswear Co.	1,607,112
8,100	@,L	Deckers Outdoor Corp.	817,290
39,900	@,S	Gymboree Corp.	1,572,459
57,400	@,L	Iconix Brand Group, Inc.	1,275,428
26,000		Kellwood Co.	731,120
60,300	@	Maidenform Brands, Inc.	1,197,558
3,000		Oxford Industries, Inc.	133,020
36,900	@,L	Perry Ellis International, Inc.	1,187,073
21,600	@	Skechers USA, Inc.	630,720
14,500	@	Steven Madden Ltd.	475,020

			10,148,768

		Auto Manufacturers: 0.5%
37,100	L	Oshkosh Truck Corp.	2,334,332

			2,334,332

		Auto Parts & Equipment: 0.6%
15,800	@	Accuride Corp.	243,478
20,300	@	Aftermarket Technology Corp.	602,504
15,500		ArvinMeritor, Inc.	344,100
5,400	@	Miller Industries, Inc.	135,540
12,500		Standard Motor Products, Inc.	187,875
38,000	@,L	Tenneco, Inc.	1,331,520

			2,845,017

		Banks: 5.3%
3,000		1st Source Corp.	74,760
39,400		Alabama National Bancorp.	2,436,496
11,700		Ameris Bancorp.	262,899
1,440		Associated Banc-Corp.	47,088
1,600		Bancfirst Corp.	68,512
12,200	@@	Banco Latinoamericano de Exportaciones SA	229,360
6,425		Bank of Granite Corp.	107,233
2,860		Capital Corp. of the West	68,526
7,200		Center Financial Corp.	121,824
11,400		Central Pacific Financial Corp.	376,314
4,807	L	Citizens Banking Corp.	87,968
14,050	L	City Bank	442,716
12,600	L	City Holding Co.	482,958
7,500		Columbia Banking System, Inc.	219,375
6,000	@	Community Bancorp.	167,880
17,800		Community Bank System, Inc.	356,356
4,670		Community Trust Bancorp., Inc.	150,841
53,000	L	Corus Bankshares, Inc.	914,780
46,500	@@,L	First Bancorp.	511,035
29,800		First Community Bancorp., Inc.	1,704,858
3,900	L	First Community Bancshares, Inc.	121,641
10,600	@	First Regional Bancorp.	269,664
7,850		First Republic Bank	421,231
3,000		FNB Corp.	107,700
9,525		Glacier Bancorp., Inc.	193,834
3,700		Great Southern Bancorp., Inc.	100,085
12,400		Greater Bay Bancorp.	345,216
2,300		Greene County Bancshares, Inc.	71,898
49,900	L	Hancock Holding Co.	1,873,745
52,300		Hanmi Financial Corp.	892,238
4,700	L	Heritage Commerce Corp.	111,296
3,200		Horizon Financial Corp.	69,728
22,025		IBERIABANK Corp.	1,089,136
17,219		Independent Bank Corp.	296,339
13,130	L	International Bancshares Corp.	336,391
4,600		Intervest Bancshares Corp.	129,536
4,400		ITLA Capital Corp.	229,328
7,000	L	Lakeland Financial Corp.	148,890
2,278		Mercantile Bank Corp.	61,734
45,400		Nara Bancorp., Inc.	723,222
7,000		NBT Bancorp., Inc.	157,920
10,500		Pacific Capital Bancorp.	283,290

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Banks (continued)
6,900		Peoples Bancorp., Inc.	$186,783
22,500	@,@@	R&G Financial Corp.	83,250
2,200		Renasant Corp.	50,028
1,257		Republic Bancorp., Inc.	20,854
2,200	@@	Santander Bancorp.	32,692
1,000	L	Sierra Bancorp.	28,200
3,700		Simmons First National Corp.	102,083
990		Smithtown Bancorp., Inc.	25,116
17,600		Southwest Bancorp., Inc.	423,104
53,650	L	Sterling Bancshares, Inc.	606,782
17,100		Sterling Financial Corp.	494,874
60,235	L	SY Bancorp., Inc.	1,431,184
7,500		Taylor Capital Group, Inc.	206,475
3,800		Trico Bancshares	84,968
70,400	L	United Bankshares, Inc.	2,238,720
83,054	@@,L	W Holding Co., Inc.	219,263
17,300		West Coast Bancorp.	525,747
17,900	L	Westamerica Bancorp.	791,896
8,200	@,L	Western Alliance Bancorp.	244,770
10,100		Wilshire Bancorp., Inc.	123,018

			24,785,648

		Beverages: 0.0%
17,140	@,L	National Beverage Corp.	197,281

			197,281

		Biotechnology: 1.8%
4,400	@,L	Advanced Magnetics, Inc.	255,904
10,600	@,L	Alexion Pharmaceuticals, Inc.	477,636
25,600	@,@@, L	American Oriental Bioengineering, Inc.	227,840
20,100	@,L	Arena Pharmaceuticals, Inc.	220,899
2,400	@	Bio-Rad Laboratories, Inc.	181,368
13,700	@,L	Cell Genesys, Inc.	45,895
77,400	@,L	Exelixis, Inc.	936,540
13,600	@,L	GTx, Inc.	220,184
20,900	@,L	Human Genome Sciences, Inc.	186,428
17,400	@,L	Illumina, Inc.	706,266
22,600	@,L	Incyte Corp.	135,600
9,600	@,L	Integra LifeSciences Holdings Corp.	474,432
18,400	@,L	Keryx Biopharmaceuticals, Inc.	179,768
21,800	@,L	Lifecell Corp.	665,772
9,600	@,L	Martek Biosciences Corp.	249,312
8,000	@,L	Medivation, Inc.	163,440
21,600	@,L	Myriad Genetics, Inc.	803,304
35,400	@	Myriad Genetics, Inc.	1,316,526
39,300	@,L	Nektar Therapeutics	372,957
22,500	@	Regeneron Pharmaceuticals, Inc.	403,200
10,700	@,L	Telik, Inc.	36,166

			8,259,437

		Building Materials: 1.8%
270,200		Comfort Systems USA, Inc.	3,831,436
12,300	@	Goodman Global, Inc.	273,306
14,900	@,L	NCI Building Systems, Inc.	735,017
56,300	@	NCI Building Systems, Inc.	2,777,279
15,700		Universal Forest Products, Inc.	663,482
21,100	@,L	US Concrete, Inc.	183,359

			8,463,879

		Chemicals: 3.1%
48,900		Airgas, Inc.	2,342,310
36,100	L	Albemarle Corp.	1,390,933
5,500		Balchem Corp.	99,935
51,900		CF Industries Holdings, Inc.	3,108,291
27,000		HB Fuller Co.	807,030
35,800	@	Hercules, Inc.	703,470
7,600		Kronos Worldwide, Inc.	191,900
20,000		Spartech Corp.	531,000
112,300	@,L	Terra Industries, Inc.	2,854,666
61,910		UAP Holding Corp.	1,865,967
31,500	@,L	WR Grace & Co.	771,435

			14,666,937

		Commercial Services: 4.7%
21,200		Advance America Cash Advance Centers, Inc.	376,088
48,600	@,L	AMN Healthcare Services, Inc.	1,069,200
80,100	@	AMN Healthcare Services, Inc.	1,762,200
15,000	@	Consolidated Graphics, Inc.	1,039,200
76,800		Deluxe Corp.	3,118,848
42,328	@	Dollar Financial Corp.	1,206,348
8,200	@	Emergency Medical Services Corp.	320,866
13,200	@,L	Gartner, Inc.	324,588
30,200	@	Geo Group, Inc.	878,820
12,000	@	Heidrick & Struggles International, Inc.	614,880
123,300	@	Hudson Highland Group, Inc.	2,637,387
9,200	@	ICF International, Inc.	185,104
77,200		Interactive Data Corp.	2,067,416
3,600	@	Kendle International, Inc.	132,372
51,100	@	Kforce, Inc.	816,578
20,600	@	Korn/ Ferry International	540,956
22,500	@,L	Labor Ready, Inc.	519,975
10,200	@,L	Morningstar, Inc.	479,655
8,200	@	Navigant Consulting, Inc.	152,192
61,600	@,L	Rent-A-Center, Inc.	1,615,768
34,000	@	TeleTech Holdings, Inc.	1,104,320
9,500	@,L	Valassis Communications, Inc.	163,305
12,300	@	Vertrue, Inc.	599,994
8,850	@,L	Volt Information Sciences, Inc.	163,194

			21,889,254

		Computers: 1.9%
18,500		Agilysys, Inc.	416,250
4,800	@	Ansoft Corp.	141,552
39,200	@	CACI International, Inc.	1,914,920
37,500	@	Ciber, Inc.	306,750
9,800	@	COMSYS IT Partners, Inc.	223,538
8,000	@	Covansys Corp.	271,440
1,800	@,L	Echelon Corp.	28,134
3,800	@	Electronics for Imaging	107,236
25,400	@,L	Gateway, Inc.	40,386
15,900		Imation Corp.	586,074
3,800	@	InterVoice, Inc.	31,654
11,200	@	Magma Design Automation, Inc.	157,248
5,000	@	Manhattan Associates, Inc.	139,550
16,800	@	Mentor Graphics Corp.	221,256
48,500	@,L	Micros Systems, Inc.	2,638,400
18,500	@,L	Palm, Inc.	296,185
25,700	@,L	Perot Systems Corp.	437,928
15,900	@	Quantum Corp.	50,403
4,500	@	Radisys Corp.	55,800
19,800	@	Silicon Storage Technology, Inc.	73,854
23,800	@	SYKES Enterprises, Inc.	451,962
7,500	@,L	Synaptics, Inc.	268,425

			8,858,945

		Cosmetics/ Personal Care: 0.1%
12,100	@	Elizabeth Arden, Inc.	293,546

			293,546

		Distribution/ Wholesale: 1.5%
20,200		BlueLinx Holdings, Inc.	211,898
22,400	@	MWI Veterinary Supply, Inc.	893,536
52,800	L	Pool Corp.	2,060,784
34,200	@,L	Scansource, Inc.	1,094,058

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Distribution/ Wholesale (continued)
7,000	@	United Stationers, Inc.	$466,480
42,200	L	Watsco, Inc.	2,295,680

			7,022,436

		Diversified Financial Services: 1.3%
2,900	@,L	Accredited Home Lenders Holding Co.	39,643
12,450	L	Advanta Corp.	387,693
6,400	L	Asta Funding, Inc.	245,952
5,100		Calamos Asset Management, Inc.	130,305
11,500	@,L	CompuCredit Corp.	402,730
4,500	@	eSpeed, Inc.	38,880
5,900		Federal Agricultural Mortgage Corp.	201,898
15,700	@	KBW, Inc.	461,266
36,200	@,L	Knight Capital Group, Inc.	600,920
5,200	@,L	Marlin Business Services Corp.	110,812
7,200		National Financial Partners Corp.	333,432
11,200		Nelnet, Inc.	273,728
40,300	@	Ocwen Financial Corp.	537,199
5,800		OptionsXpress Holdings, Inc.	148,828
2,700	@	Piper Jaffray Cos	150,471
34,000		SWS Group, Inc.	735,080
3,800	@,L	TradeStation Group, Inc.	44,270
22,800		Waddell & Reed Financial, Inc.	593,028
17,000	@,L	World Acceptance, Corp.	726,410

			6,162,545

		Electric: 0.9%
14,600		Avista Corp.	314,630
7,600	L	Black Hills Corp.	302,100
35,200	@	El Paso Electric Co.	864,512
20,600		ITC Holdings Corp.	836,978
32,700	L	PNM Resources, Inc.	908,733
1,833	L	UIL Holdings Corp.	60,672
45,000	L	Westar Energy, Inc.	1,092,600

			4,380,225

		Electrical Components & Equipment: 1.0%
20,600	@	Advanced Energy Industries, Inc.	466,796
42,700	@	General Cable Corp.	3,234,525
46,000	L	Insteel Industries, Inc.	828,000
7,500	@	Power-One, Inc.	29,850

			4,559,171

		Electronics: 0.8%
5,500		Bel Fuse, Inc.	187,165
24,850	@,L	Benchmark Electronics, Inc.	562,107
9,100	@,L	Checkpoint Systems, Inc.	229,775
17,700		CTS Corp.	224,082
11,100	@,L	Itron, Inc.	865,134
8,600	@,L	Kemet Corp.	60,630
9,400		Methode Electronics, Inc.	147,110
14,100	@,L	Plexus Corp.	324,159
3,400	@	Rofin-Sinar Technologies, Inc.	234,600
14,100		Technitrol, Inc.	404,247
27,700	@	TTM Technologies, Inc.	360,100
7,000	L	Watts Water Technologies, Inc.	262,290

			3,861,399

		Energy — Alternate Sources: 0.1%
14,000	@,L	Evergreen Solar, Inc.	130,200
8,200	@,L	Headwaters, Inc.	141,614

			271,814

		Engineering & Construction: 0.3%
21,000	@,L	Perini Corp.	1,292,130

			1,292,130

		Entertainment: 0.6%
118,600	@	Cinemark Holdings, Inc.	2,121,754
5,350		Dover Downs Gaming & Entertainment, Inc.	80,304
4,700	@,L	Macrovision Corp.	141,282
8,600	@	Steinway Musical Instruments	297,474

			2,640,814

		Environmental Control: 1.1%
21,200		Metal Management, Inc.	934,284
250	@,L	Waste Connections, Inc.	7,560
133,000	@	Waste Connections, Inc.	4,021,920

			4,963,764

		Food: 0.7%
136,700		B&G Foods, Inc.	1,804,440
18,600	L	Nash Finch Co.	920,700
21,200		Spartan Stores, Inc.	697,692

			3,422,832

		Forest Products & Paper: 0.0%
6,500		Rock-Tenn Co.	206,180

			206,180

		Gas: 1.3%
33,500		Atmos Energy Corp.	1,007,010
12,700	L	New Jersey Resources Corp.	647,954
13,100		Nicor, Inc.	562,252
9,500	L	Northwest Natural Gas Co.	438,805
41,600		Northwest Natural Gas Co.	1,921,504
10,900		South Jersey Industries, Inc.	385,642
20,900		Southwest Gas Corp.	706,629
14,000		WGL Holdings, Inc.	456,960

			6,126,756

		Hand/ Machine Tools: 0.3%
34,800		Regal-Beloit Corp.	1,619,592

			1,619,592

		Healthcare — Products: 2.9%
49,000	@,L	Arthrocare Corp.	2,151,590
28,700	@,L	Conmed Corp.	840,336
8,500	@	Haemonetics Corp.	447,185
13,600	@,L	Hologic, Inc.	752,216
19,700	@,L	Idexx Laboratories, Inc.	1,864,211
22,750	@,L	Immucor, Inc.	636,318
4,700	@,L	Inverness Medical Innovations, Inc.	239,794
6,500	@,L	Kyphon, Inc.	312,975
7,700		LCA-Vision, Inc.	363,902
10,000	@	Medical Action Industries, Inc.	180,600
5,800		Mentor Corp.	235,944
13,700	@,L	Neurometrix, Inc.	133,027
4,500	@,L	Palomar Medical Technologies, Inc.	156,195
9,500		PolyMedica Corp.	388,075
41,200	@,L	PSS World Medical, Inc.	750,664
120,600	@	PSS World Medical, Inc.	2,197,332
35,700		Steris Corp.	1,092,420
4,800	@,L	SurModics, Inc.	240,000
25,700	@,L	Thoratec Corp.	472,623

			13,455,407

		Healthcare — Services: 2.2%
34,200	@	Alliance Imaging, Inc.	321,138
20,900	@	AMERIGROUP Corp.	497,420
15,900	@,L	Apria Healthcare Group, Inc.	457,443

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Healthcare — Services (continued)
22,800	@,L	Centene Corp.	$488,376
33,300	@,L	Five Star Quality Care, Inc.	265,734
8,000	@,L	Genesis HealthCare Corp.	547,360
53,800	@	Gentiva Health Services, Inc.	1,079,228
12,700	@,L	Kindred Healthcare, Inc.	390,144
2,900	@,L	LHC Group, Inc.	75,980
60,500	@,L	LifePoint Hospitals, Inc.	2,340,140
5,600	@	Magellan Health Services, Inc.	260,232
2,900	@	Molina Healthcare, Inc.	88,508
14,000	@,L	Psychiatric Solutions, Inc.	507,640
13,700	@,L	Res-Care, Inc.	289,618
13,900	@,L	Sunrise Senior Living, Inc.	555,861
48,200	@	Sunrise Senior Living, Inc.	1,927,518
11,400	@	Symbion, Inc.	247,494

			10,339,834

		Holding Companies — Diversified: 0.1%
15,400	L	Walter Industries, Inc.	445,984

			445,984

		Home Builders: 1.3%
30,700	@,L	Champion Enterprises, Inc.	301,781
205,900	@	Williams Scotsman International, Inc.	4,902,473
34,200	L	Winnebago Industries	1,009,584

			6,213,838

		Home Furnishings: 0.4%
4,800		Ethan Allen Interiors, Inc.	164,400
13,600		Kimball International, Inc.	190,536
59,800	L	Tempur-Pedic International, Inc.	1,548,820

			1,903,756

		Household Products/ Wares: 2.0%
174		CSS Industries, Inc.	6,892
10,400		Ennis, Inc.	244,608
20,700	@,@@	Helen of Troy Ltd.	558,900
96,300	@,L	Jarden Corp.	4,141,863
50,200		Scotts Miracle-Gro Co.	2,155,588
87,400	S	Tupperware Corp.	2,511,876

			9,619,727

		Insurance: 4.1%
66,500	@	American Physicians Capital, Inc.	2,693,250
11,100	@	Argonaut Group, Inc.	346,431
19,700	@@,L	Aspen Insurance Holdings Ltd.	552,979
15,200	L	Commerce Group, Inc.	527,744
34,100		Delphi Financial Group	1,426,062
26,615	@,L	eHealth, Inc.	508,080
9,600		Landamerica Financial Group, Inc.	926,304
13,100	@@	Max Re Capital Ltd.	370,730
18,200	@	Meadowbrook Insurance Group, Inc.	199,472
500	@	Navigators Group, Inc.	26,950
8,300		Odyssey Re Holdings Corp.	355,987
15,700	@@	Platinum Underwriters Holdings Ltd.	545,575
61,500	@	PMA Capital Corp.	657,435
87,000	@,L	ProAssurance Corp.	4,843,290
44,900		RLI Corp.	2,512,155
18,900		Safety Insurance Group, Inc.	782,460
18,600		Selective Insurance Group	499,968
31,800		Zenith National Insurance Corp.	1,497,462

			19,272,334

		Internet: 2.6%
15,300	@,L	Ariba, Inc.	151,623
8,600	@	Art Technology Group, Inc.	22,876
25,600	@,L	Authorize.Net Holdings, Inc.	457,984
14,600	@,L	Avocent Corp.	423,546
104,100	@	CMGI, Inc.	202,995
50,000	@	CNET Networks, Inc.	409,500
8,900	@	Digital River, Inc.	402,725
31,200		FTD Group, Inc.	574,392
24,700	@,L	Harris Interactive, Inc.	132,145
8,700	@,L	i2 Technologies, Inc.	162,168
6,000	L	Imergent, Inc.	146,760
16,400	@	Interwoven, Inc.	230,256
5,900	@,L	Ipass, Inc.	31,978
17,000	@,L	j2 Global Communications, Inc.	593,300
3,400	@	Lionbridge Technologies	20,026
128,341	@	Liquidity Services, Inc.	2,410,244
36,600	@,L	Priceline.com, Inc.	2,515,884
12,200	@	RealNetworks, Inc.	99,674
7,900	@	Secure Computing Corp.	59,961
44,600	@,L	Sourcefire, Inc.	623,954
12,000	@	TIBCO Software, Inc.	108,600
42,500	@,L	Trizetto Group	822,800
67,800		United Online, Inc.	1,118,022
20,800	@	Valueclick, Inc.	612,768

			12,334,181

		Investment Companies: 0.2%
10,600		Kohlberg Capital Corp.	196,630
12,400		MCG Capital Corp.	198,648
9,300		Medallion Financial Corp.	110,019
35,900	L	Technology Investment Capital Corp.	566,861

			1,072,158

		Iron/ Steel: 0.5%
24,900		Olympic Steel, Inc.	713,634
39,500		Ryerson, Inc.	1,487,175
1,400		Schnitzer Steel Industries, Inc.	67,116

			2,267,925

		Leisure Time: 0.2%
52,900	@	K2, Inc.	803,551

			803,551

		Lodging: 0.6%
7,200	@,L	Monarch Casino & Resort, Inc.	193,320
49,600	@@,L	Orient-Express Hotels Ltd.	2,648,640

			2,841,960

		Machinery — Construction & Mining: 0.1%
14,700	@	Astec Industries, Inc.	620,634

			620,634

		Machinery — Diversified: ?1?.7%
108,375	S	Applied Industrial Technologies, Inc.	3,197,063
9,500		Cascade Corp.	745,180
9,800	@,L	Intevac, Inc.	208,348
13,800		Manitowoc Co., Inc.	1,109,244
5,200	@,L	Middleby Corp.	311,064
6,000		Nacco Industries, Inc.	932,940
2,000		Sauer-Danfoss, Inc.	59,520
44,900		Wabtec Corp.	1,640,197

			8,203,556

		Media: 1.9%
11,300		Belo Corp.	232,667
96,500	@,L	Charter Communications, Inc.	390,825
91,000		Entercom Communications Corp.	2,264,990

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Media (continued)
19,800	@,L	Entravision Communications Corp.	$206,514
10,200		Gray Television, Inc.	94,554
113,700		Lee Enterprises, Inc.	2,371,782
14,100	@	Lin TV Corp.	265,221
45,700	@,L	Lodgenet Entertainment Corp.	1,465,142
13,400	@	Scholastic Corp.	481,596
66,700		Sinclair Broadcast Group, Inc.	948,474

			8,721,765

		Metal Fabricate/ Hardware: 2.3%
8,000	L	CIRCOR International, Inc.	323,440
88,300		Commercial Metals Co.	2,981,891
52,300	L	Kaydon Corp.	2,725,876
32,550		Quanex Corp.	1,585,185
61,991	@	RBC Bearings, Inc.	2,557,129
7,900		Valmont Industries, Inc.	574,804

			10,748,325

		Mining: 0.8%
8,000	@,L	Century Aluminum Co.	437,040
81,400		Compass Minerals International, Inc.	2,821,324
18,400	@	USEC, Inc.	404,432

			3,662,796

		Miscellaneous Manufacturing: 2.7%
13,100		Acuity Brands, Inc.	789,668
7,400		AO Smith Corp.	295,186
52,000		Aptargroup, Inc.	1,849,120
35,300	L	Barnes Group, Inc.	1,118,304
46,400	@,L	Ceradyne, Inc.	3,431,744
30,800	@	EnPro Industries, Inc.	1,317,932
4,900		Freightcar America, Inc.	234,416
40,900		Myers Industries, Inc.	904,299
93,400		Reddy Ice Holdings, Inc.	2,663,768

			12,604,437

		Office Furnishings: 0.2%
24,200		Herman Miller, Inc.	764,720
11,300		Knoll, Inc.	253,120

			1,017,840

		Office/ Business Equipment: 0.3%
89,000	S	IKON Office Solutions, Inc.	1,389,290

			1,389,290

		Oil & Gas: 1.1%
16,400		Alon USA Energy, Inc.	721,764
3,600	@,S, L	ATP Oil & Gas Corp.	175,104
61,500	@,L	Grey Wolf, Inc.	506,760
39,100	@	Parker Drilling Co.	412,114
9,000		Penn Virginia Corp.	361,800
16,480	@,L	PetroHawk Energy Corp.	261,373
23,500	@	Southwestern Energy Co.	1,045,750
26,000		St. Mary Land & Exploration Co.	952,120
9,600	@,L	Swift Energy Co.	410,496
28,900	@	Vaalco Energy, Inc.	139,587

			4,986,868

		Oil & Gas Services: 2.1%
7,300	@,L	Basic Energy Services, Inc.	186,661
23,500	@,L	FMC Technologies, Inc.	1,861,670
13,800	@,L	Hanover Compressor Co.	329,130
7,700	@,L	Hercules Offshore, Inc.	249,326
15,300	@,L	Input/ Output, Inc.	238,833
5,600		Lufkin Industries, Inc.	361,480
6,600	@	Matrix Service Co.	164,010
6,600	@	Newpark Resources	51,150
13,500	@	Oil States International, Inc.	558,090
17,300	L	RPC, Inc.	294,792
7,400	@	T-3 Energy Services, Inc.	247,530
33,600	@,L	Trico Marine Services, Inc.	1,373,568
11,600	@	Union Drilling, Inc.	190,472
51,300	@,L	Universal Compression Holdings, Inc.	3,717,711

			9,824,423

		Packaging & Containers: 1.3%
5,400	@	AEP Industries, Inc.	243,054
8,000		Greif, Inc.	476,880
99,600		Silgan Holdings, Inc.	5,505,888

			6,225,822

		Pharmaceuticals: 1.5%
18,700	@,L	Acadia Pharmaceuticals, Inc.	255,629
14,000	@,L	Adams Respiratory Therapeutics, Inc.	551,460
18,500	@,L	Alkermes, Inc.	270,100
10,500	L	Alpharma, Inc.	273,105
17,900	@,L	Auxilium Pharmaceuticals, Inc.	285,326
5,500	@,L	Bentley Pharmaceuticals, Inc.	66,770
18,200	@,L	BioMarin Pharmaceuticals, Inc.	326,508
17,600	@,L	Bradley Pharmaceuticals, Inc.	382,096
16,100	@,@@	Cardiome Pharma Corp.	148,281
8,900	@,L	Combinatorx, Inc.	54,913
22,800	@,L	Cubist Pharmaceuticals, Inc.	449,388
23,900	@,L	Cypress Bioscience, Inc.	316,914
18,900	@,L	Durect Corp.	72,765
12,000	@,L	MannKind Corp.	147,960
23,900	@	Medarex, Inc.	341,531
18,600	@	Onyx Pharmaceuticals, Inc.	500,340
7,700	@,L	Par Pharmaceutical Cos., Inc.	217,371
10,100	@,L	Progenics Pharmaceuticals, Inc.	217,857
4,100	@,L	Salix Pharmaceuticals Ltd.	50,430
8,500	@	Theravance, Inc.	272,000
11,100	@,L	United Therapeutics Corp.	707,736
17,800	L	Valeant Pharmaceuticals International	297,082
52,100	@	Viropharma, Inc.	718,980

			6,924,542

		Real Estate: 0.8%
136,300	@	HFF, Inc.	2,114,013
13,100		Jones Lang LaSalle, Inc.	1,486,850

			3,600,863

		Real Estate Investment Trusts: 6.1%
15,400		Alexandria Real Estate Equities, Inc.	1,491,028
8,800	L	American Home Mortgage Investment Corp.	161,744
32,100		Anthracite Capital, Inc.	375,570
24,300		Ashford Hospitality Trust, Inc.	285,768
5,400		BioMed Realty Trust, Inc.	135,648
14,800	L	Cousins Properties, Inc.	429,348
73,300		Digital Realty Trust, Inc.	2,761,944
42,900		EastGroup Properties, Inc.	1,879,878
33,200		Equity Inns, Inc.	743,680
114,300	S	FelCor Lodging Trust, Inc.	2,975,229
83,000		First Potomac Realty Trust	1,933,070
90,000	L	Franklin Street Properties Corp.	1,488,600
14,000		Glimcher Realty Trust	350,000
45,800		GMH Communities Trust	443,802
28,600		Gramercy Capital Corp.	787,644
15,400		Highland Hospitality Corp.	295,680
7,400		Home Properties, Inc.	384,282
63,300		Innkeepers USA Trust	1,122,309

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Real Estate Investment Trusts (continued)
7,600		LaSalle Hotel Properties	$329,992
120,800		Lexington Corporate Properties Trust	2,512,640
47,100	L	Mid-America Apartment Communities, Inc.	2,471,808
58,900	S	Nationwide Health Properties, Inc.	1,602,080
28,600	L	Pennsylvania Real Estate Investment Trust	1,267,838
8,600		Post Properties, Inc.	448,318
4,600		PS Business Parks, Inc.	291,502
9,300		RAIT Investment Trust	241,986
5,600		Saul Centers, Inc.	253,960
48,000		Sunstone Hotel Investors, Inc.	1,362,720

			28,828,068

		Retail: 5.3%
5,000	@,L	Aeropostale, Inc.	208,400
94,900		Applebees International, Inc.	2,287,090
44,700		Asbury Automotive Group, Inc.	1,115,265
7,000		Bob Evans Farms, Inc.	257,950
10,700		Bon-Ton Stores, Inc.	428,642
42,150		Brown Shoe Co., Inc.	1,025,088
61,000		Cash America International, Inc.	2,418,650
15,700		CBRL Group, Inc.	666,936
48,200	@	CSK Auto Corp.	886,880
49,400		Domino’s Pizza, Inc.	902,538
29,100	@,L	Dress Barn, Inc.	597,132
19,600	@	Ezcorp, Inc.	259,504
7,200	@	First Cash Financial Services, Inc.	168,768
13,600	@	Insight Enterprises, Inc.	306,952
17,800	@	Jack in the Box, Inc.	1,262,732
42,200	S	Men’s Wearhouse, Inc.	2,155,154
42,700		Men’s Wearhouse, Inc.	2,180,689
13,100		Movado Group, Inc.	441,994
85,600	@,L	New York & Co., Inc.	938,176
47,500	@	Pantry, Inc.	2,189,750
30,100	@	Papa John’s International, Inc.	865,676
21,600	@	Payless Shoesource, Inc.	681,480
29,400	L	Ruby Tuesday, Inc.	774,102
69,000	@	Ruth’s Chris Steak House	1,172,310
5,600	@,L	Shoe Carnival, Inc.	153,944
10,400		Triarc Cos.	163,280
4,700		World Fuel Services Corp.	197,682

			24,706,764

		Savings & Loans: 0.5%
12,000		Bankunited Financial Corp.	240,840
6,400	L	Downey Financial Corp.	422,272
25,737		First Niagara Financial Group, Inc.	37,155
3,800	S	First Place Financial Corp.	80,256
5,500	@,L	FirstFed Financial Corp.	312,015
14,600	@,L	Franklin Bank Corp.	217,540
16,600		United Community Financial Corp.	165,668
8,700		WSFS Financial Corp.	569,241

			2,344,987

		Semiconductors: 3.3%
1,800	@	Actel Corp.	25,038
30,900	@	AMIS Holdings, Inc.	386,868
148,400	@,L	Amkor Technology, Inc.	2,337,300
32,600	@	Applied Micro Circuits Corp.	81,500
29,900	@	Asyst Technologies, Inc.	216,177
7,700	@	Axcelis Technologies, Inc.	49,973
21,200	@	Brooks Automation, Inc.	384,780
33,200	@,L	Cirrus Logic, Inc.	275,560
44,500	@,L	Conexant Systems, Inc.	61,410
16,600	@	Credence Systems Corp.	59,760
11,050	@,L	Diodes, Inc.	461,559
60,900	@,L	Emulex Corp.	1,330,056
22,030	@,L	Entegris, Inc.	261,716
9,900	@	IXYS Corp.	82,665
22,700	@,L	Kulicke & Soffa Industries, Inc.	237,669
9,400	@,L	Lattice Semiconductor Corp.	53,768
3,700	@,L	LTX Corp.	20,572
25,600	@,L	Mattson Technology, Inc.	248,320
25,500		Micrel, Inc.	324,360
8,800	@,L	Microsemi Corp.	210,760
49,200	@	Microsemi Corp.	1,178,340
23,700	@,L	MIPS Technologies, Inc.	208,323
13,500	@,L	MKS Instruments, Inc.	373,950
6,000	@,L	Omnivision Technologies, Inc.	108,660
98,000	@,L	ON Semiconductor Corp.	1,050,560
4,700	@,L	Photronics, Inc.	69,936
29,700	@,L	PMC-Sierra, Inc.	229,581
3,200	@,L	Semitool, Inc.	30,752
13,900	@	Semtech Corp.	240,887
27,000	@	Silicon Image, Inc.	231,660
37,800	@	Skyworks Solutions, Inc.	277,830
30,000	@	Standard Microsystems Corp.	1,030,200
3,800	@	Supertex, Inc.	119,092
27,800	@	Techwell, Inc.	364,180
40,500	@	Varian Semiconductor Equipment Associates, Inc.	1,622,430
51,100	@	Zoran Corp.	1,024,044

			15,270,236

		Software: 3.0%
42,900	@	Actuate Corp.	291,291
12,600	@,L	Ansys, Inc.	333,900
183,300	@	Aspen Technology, Inc.	2,566,200
49,400	@,L	Blackboard, Inc.	2,080,728
2,400		Computer Programs & Systems, Inc.	74,352
11,300	@	CSG Systems International	299,563
4,100	@,L	Digi International, Inc.	60,434
9,600	@,L	Epicor Software Corp.	142,752
5,300	@	EPIQ Systems, Inc.	85,648
20,700	@	Informatica Corp.	305,739
12,000		infoUSA, Inc.	122,640
51,000		Inter-Tel, Inc.	1,220,430
6,600	@	JDA Software Group, Inc.	129,558
15,100	@	Mantech International Corp.	465,533
6,100	@	MicroStrategy, Inc.	576,389
20,300	@,L	Nuance Communications, Inc.	339,619
38,500	@	Omnicell, Inc.	800,030
3,500	@	Packeteer, Inc.	27,335
34,360	@	Parametric Technology Corp.	742,520
2,300		Pegasystems, Inc.	25,139
28,000	@	Progress Software Corp.	890,120
14,000	@,L	Smith Micro Software, Inc.	210,840
60,500	@	Solera Holdings, Inc.	1,172,490
1,200	@	SPSS, Inc.	52,968
31,700	@	Sybase, Inc.	757,313
7,500	@	Wind River Systems, Inc.	82,500

			13,856,031

		Telecommunications: 5.0%
44,600	@,L	3Com Corp.	184,198
10,300	@,L	Adaptec, Inc.	39,243
18,400	@	Aeroflex, Inc.	260,728
24,700	@,L	Anixter International, Inc.	1,857,687
64,400	@	Anixter International, Inc.	4,843,524
67,900	@	Arris Group, Inc.	1,194,361
9,600		Black Box Corp.	397,248
7,570	@,L	Cbeyond, Inc.	291,521
9,600	@	C-COR, Inc.	134,976
24,200	@,L	Centennial Communications Corp.	229,658

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Telecommunications (continued)
76,230	@	Centennial Communications Corp.	$723,423
292,100	@	Cincinnati Bell, Inc.	1,688,338
19,400		CT Communications, Inc.	591,894
7,000	@,L	Ditech Networks, Inc.	57,330
106,200	@,L	Dobson Communications Corp.	1,179,882
22,300	@	Extreme Networks	90,315
43,000	@,L	Finisar Corp.	162,540
19,800	@,L	Foundry Networks, Inc.	329,868
8,500	@@,L	Golden Telecom, Inc.	467,585
13,400	@,L	Harmonic, Inc.	118,858
10,100	@	Hypercom Corp.	59,691
15,500	@,L	Interdigital Communications Corp.	498,635
5,500	@	Mastec, Inc.	87,010
24,500	@,L	MRV Communications, Inc.	79,625
10,600	@,L	Netgear, Inc.	384,250
16,800	@,L	Novatel Wireless, Inc.	437,136
67,500		NTELOS Holdings Corp.	1,865,700
24,400		Plantronics, Inc.	639,768
14,000	@,L	Polycom, Inc.	470,400
11,400	@,L	Powerwave Technologies, Inc.	76,380
140,700	@	Premier Global Services, Inc.	1,831,914
22,200	@,L	RF Micro Devices, Inc.	138,528
18,100	@	Rural Cellular Corp.	792,961
9,600	@,L	Sonus Networks, Inc.	81,792
29,000	@,L	Symmetricom, Inc.	243,600
7,000	@	Syniverse Holdings, Inc.	90,020
15,500	@,L	Tekelec	223,510
18,300	@,L	Time Warner Telecom, Inc.	367,830
20,900	@,L	Utstarcom, Inc.	117,249

			23,329,176

		Textiles: 0.1%
11,100		Unifirst Corp.	488,955

			488,955

		Toys/ Games/ Hobbies: 0.7%
70,200	@,L	Jakks Pacific, Inc.	1,975,428
17,400	@,L	Marvel Entertainment, Inc.	443,352
17,000	@,L	RC2 Corp.	680,170

			3,098,950

		Transportation: 2.1%
84,300	@,L	American Commercial Lines, Inc.	2,196,015
4,700		Arkansas Best Corp.	183,159
22,500	@@	Excel Maritime Carriers Ltd.	566,550
14,900	L	Genco Shipping & Trading Ltd.	614,774
33,300	@	Gulfmark Offshore, Inc.	1,705,626
48,600		Horizon Lines, Inc.	1,592,136
17,200	@,L	HUB Group, Inc.	604,752
33,600		Landstar System, Inc.	1,621,200
1,850	@	Old Dominion Freight Line	55,778
27,100	@	Saia, Inc.	738,746

			9,878,736

		Total Long-Term Investments (Cost $381,348,651 )	451,104,519

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 26.8%
		U.S. Government Agency Obligations: 3.4%
$15,779,000	Z	Federal Home Loan Bank, 4.600%, due 07/02/07	$15,774,968

		Total U.S. Government Agency Obligations (Cost $15,774,968)	15,774,968

		U.S. Treasury Notes: 0.1%
400,000		4.250%, due 11/30/07	399,063

		Total U.S. Treasury Notes (Cost $398,658)	399,063

		Securities Lending CollateralCC: 23.3%
109,280,000		The Bank of New York Institutional Cash Reserves Fund	109,280,000

		Total Securities Lending Collateral (Cost $109,280,000)	109,280,000

		Total Short-Term Investments (Cost $125,453,626)	125,454,031

Total Investments in Securities (Cost $506,802,277)*	123.1%	$576,558,550
Other Assets and Liabilities-Net	(23.1)	(108,032,648)

Net Assets	100.0%	$468,525,902

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
L	Loaned security, a portion or all of the security is on loan at June 30, 2007.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $506,969,470.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$85,953,833
Gross Unrealized Depreciation	(16,364,753)

Net Unrealized Appreciation	$69,589,080

ING JPMorgan Small Cap Core Equity Portfolio Open Futures Contracts on June 30, 2007:

	Number	Notional
	of	Market	Expiration	Unrealized
Contract Description	Contracts	Value($)	Date	Depreciation

Long Contracts
Russell 2000	31	13,052,550	09/20/07	$206,472

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED)

Industry Allocation

as of June 30, 2007
(as a percent of net assets)
Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 96.4%
		Advertising: 0.8%
39,578	@	R.H. Donnelley Corp.	$2,999,221

			2,999,221

		Aerospace/ Defense: 0.4%
45,300	@	Spirit Aerosystems Holdings, Inc.	1,633,065

			1,633,065

		Agriculture: 1.2%
64,600		Altria Group, Inc.	4,531,044

			4,531,044

		Banks: 11.4%
352,942		Bank of America Corp.	17,255,334
61,300		BB&T Corp.	2,493,684
44,700		Capital One Financial Corp.	3,506,268
63,400		TCF Financial Corp.	1,762,520
72,490		US Bancorp.	2,388,546
152,500		Wachovia Corp.	7,815,625
226,660		Wells Fargo & Co.	7,971,632

			43,193,609

		Beverages: 0.5%
83,900	@	Constellation Brands, Inc.	2,037,092

			2,037,092

		Chemicals: 2.3%
31,800		Dow Chemical Co.	1,406,196
43,760		Praxair, Inc.	3,150,282
76,500		Rohm & Haas Co.	4,183,020

			8,739,498

		Commercial Services: 0.8%
62,900	@	Hertz Global Holdings, Inc.	1,671,253
74,100		Western Union Co.	1,543,503

			3,214,756

		Computers: 0.7%
24,600		International Business Machines Corp.	2,589,150

			2,589,150

		Cosmetics/ Personal Care: 3.4%
41,600		Colgate-Palmolive Co.	2,697,760
165,500		Procter & Gamble Co.	10,126,945

			12,824,705

		Diversified Financial Services: 10.4%
18,100		Bear Stearns Cos., Inc.	2,534,000
22,560		CIT Group, Inc.	1,236,965
308,100		Citigroup, Inc.	15,802,449
60,300		Countrywide Financial Corp.	2,191,905
126,090		Freddie Mac	7,653,663
58,200		Morgan Stanley	4,881,816
263,700	@	TD Ameritrade Holding Corp.	5,274,000

			39,574,798

		Electric: 5.8%
114,300		CMS Energy Corp.	1,965,960
47,360		Consolidated Edison, Inc.	2,136,883
46,250		Dominion Resources, Inc.	3,991,838
91,900		Edison International	5,157,428
42,600		FirstEnergy Corp.	2,757,498
41,430	W	SCANA Corp.	1,586,355
147,600	@	Sierra Pacific Resources	2,591,856
96,100		Xcel Energy, Inc.	1,967,167

			22,154,985

		Electronics: 0.5%
44,700	@	Arrow Electronics, Inc.	1,717,821

			1,717,821

		Food: 1.2%
33,100		Kellogg Co.	1,714,249
57,600		Supervalu, Inc.	2,668,032

			4,382,281

		Forest Products & Paper: 1.0%
349,817	@,@@	Domtar Corp.	3,903,958

			3,903,958

		Hand/ Machine Tools: 0.5%
25,100		Kennametal, Inc.	2,058,953

			2,058,953

		Healthcare — Services: 1.1%
54,100	@	WellPoint, Inc.	4,318,803

			4,318,803

		Home Builders: 0.8%
113,865	@	Toll Brothers, Inc.	2,844,348

			2,844,348

		Insurance: 7.5%
30,250		AMBAC Financial Group, Inc.	2,637,498
22,000		American International Group, Inc.	1,540,660
24,210		Assurant, Inc.	1,426,453
219,490		Genworth Financial, Inc.	7,550,456
41,500		Hartford Financial Services Group, Inc.	4,088,165
56,400		MBIA, Inc.	3,509,208
52,100		Metlife, Inc.	3,359,408
74,100		MGIC Investment Corp.	4,213,326

			28,325,174

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Internet: 1.0%
121,900	@	Symantec Corp.	$2,462,380
54,800	@	Yahoo!, Inc.	1,486,724

			3,949,104

		Leisure Time: 0.7%
64,300		Royal Caribbean Cruises Ltd.	2,763,614

			2,763,614

		Machinery — Construction & Mining: 1.0%
12,200		Caterpillar, Inc.	955,260
51,800		Joy Global, Inc.	3,021,494

			3,976,754

		Media: 3.8%
211,800		News Corp., Inc. — Class A	4,492,278
107,900	@	Time Warner Cable, Inc.	4,226,443
94,900		Time Warner, Inc.	1,996,696
103,300		Walt Disney Co.	3,526,662

			14,242,079

		Mining: 0.9%
82,100		Alcoa, Inc.	3,327,513

			3,327,513

		Miscellaneous Manufacturing: 5.2%
61,200		Dover Corp.	3,130,380
341,570		General Electric Co.	13,075,300
94,400	@	Tyco International Ltd.	3,189,776
10,000		Tyco International Ltd.	536,800

			19,932,256

		Oil & Gas: 10.9%
89,900		Chevron Corp.	7,573,176
90,650		ConocoPhillips	7,116,025
26,100		EOG Resources, Inc.	1,906,866
200,780		ExxonMobil Corp.	16,841,426
104,700		Occidental Petroleum Corp.	6,060,036
33,100		XTO Energy, Inc.	1,989,310

			41,486,839

		Oil & Gas Services: 0.7%
77,433		Halliburton Co.	2,671,439

			2,671,439

		Packaging & Containers: 0.4%
26,300		Ball Corp.	1,398,371

			1,398,371

		Pharmaceuticals: 5.9%
63,700		Abbott Laboratories	3,411,135
131,200		Merck & Co., Inc.	6,533,760
80,070		Pfizer, Inc.	2,047,390
71,900		Schering-Plough Corp.	2,188,636
19,600	@	Sepracor, Inc.	803,992
131,970		Wyeth	7,567,160

			22,552,073

		Real Estate Investment Trusts: 1.1%
32,500		Equity Residential	1,482,975
41,840		Mack-Cali Realty Corp.	1,819,622
11,400		Public Storage, Inc.	875,748

			4,178,345

		Retail: 3.4%
45,600		Advance Auto Parts, Inc.	1,848,168
155,500		Dollar General Corp.	3,408,560
26,500	@	Kohl’s Corp.	1,882,295
139,080		Staples, Inc.	3,300,368
50,000		Wal-Mart Stores, Inc.	2,405,500

			12,844,891

		Semiconductors: 1.0%
62,500	@	Broadcom Corp.	1,828,125
177,281	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,973,138

			3,801,263

		Telecommunications: 8.2%
97,181		AT&T, Inc.	4,033,012
36,700	@	Cisco Systems, Inc.	1,022,095
152,190	@	Corning, Inc.	3,888,455
102,356	@	Crown Castle International Corp.	3,712,452
145,400		Motorola, Inc.	2,573,580
85,240		Sprint Nextel Corp.	1,765,320
339,800		Verizon Communications, Inc.	13,989,563

			30,984,477

		Transportation: 1.9%
26,200		Burlington Northern Santa Fe Corp.	2,230,668
94,400		Norfolk Southern Corp.	4,962,607

			7,193,275

		Total Common Stock (Cost $334,336,946)	366,345,554

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 2.5%
		U.S. Government Agency Obligations: 2.5%
$9,546,000	Z	Federal Home Loan Bank, 4.600%, due 07/02/07	$9,543,561

Total Short-Term Investments (Cost $9,543,561)		9,543,561

Total Investments in Securities (Cost $343,880,507)*	98.9%	$375,889,115
Other Assets and Liabilities-Net	1.1	4,257,539

Net Assets	100.0%	$380,146,654

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
W	When-issued or delayed delivery security
Z	Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase
*	Cost for federal income tax purposes is $344,209,697.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$34,942,392
Gross Unrealized Depreciation	(3,262,974)

Net Unrealized Appreciation	$31,679,418

The following short positions were held by the ING JPMorgan Value Opportunities Portfolio at June 30, 2007:

Shares	Description	Market Value

(21,000)	Covidien Ltd.	$(905,100)

	Total Short Positions (Proceeds $915,374)	$(905,100)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JULIUS BAER FOREIGN PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED)

Country Allocation

as of June 30, 2007
(as a percent of net assets)
Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 91.0%
		Australia: 2.6%
467,657	S	BHP Billiton Ltd.	$13,973,934
248,631	@	Brambles Ltd.	2,563,236
269,638	L	John Fairfax Holdings Ltd.	1,072,741
5,194,739		Macquarie Airports Management Ltd.	17,751,635
397,022	S	Newcrest Mining Ltd.	7,662,570
68,238	L	Publishing & Broadcasting Ltd.	1,130,819
115,258	L	Rio Tinto Ltd.	9,614,559

			53,769,494

		Austria: 3.9%
28,105	@	CA Immobilien Anlagen AG	827,083
175,087		Erste Bank der Oesterreichischen Sparkassen AG	13,646,441
12,376		Flughafen Wien AG	1,220,594
553,723	@	Immoeast Immobilien Anlagen AG	7,814,008
391,299	S	OMV AG	26,101,769
94,823	L	Raiffeisen International Bank Holding AG	14,977,213
232,782		Telekom Austria AG	5,796,928
63,953	L	Wiener Staedtische Allgemeine Versicherung AG	4,557,654
88,816		Wienerberger AG	6,530,689

			81,472,379

		Belgium: 1.9%
144,913		Fortis	6,141,967
15,722		Groupe Bruxelles Lambert SA	1,954,243
128,937	L	KBC Ancora	15,024,582
122,931		KBC Groep NV	16,567,212

			39,688,004

		Bermuda: 0.2%
46,589	@,L	Central European Media Enterprises Ltd.	4,546,155

			4,546,155

		Brazil: 0.1%
46,892		Cia Vale do Rio Doce	1,753,892

			1,753,892

		Bulgaria: 0.0%
230,636	@	Bulgaria Compensation Notes	79,706
10,684	@	Bulgaria Housing Compensation Notes	3,697
327,324	@	Bulgaria Reg Compensation Vouchers	100,119

			183,522

		Canada: 1.0%
101,674	@	Eldorado Gold Corp.	595,584
851,316	@	Ivanhoe Mines Ltd.	12,067,469
255,572	@	Kinross Gold Corp.	2,972,576
71,119		Potash Corp. of Saskatchewan	5,560,000

			21,195,629

		Chile: 0.1%
6,628		Sociedad Quimica y Minera de Chile SA ADR	1,140,281

			1,140,281

		China: 0.6%
8,194,908		Beijing Capital International Airport Co., Ltd.	11,526,159
358,654		Weiqiao Textile Co.	804,428
964,616	I,L	Wumart Stores, Inc.	678,508

			13,009,095

		Cyprus: 1.0%
29,260	@,#	AFI Development PLC GDR	333,564
1,180,125		Bank of Cyprus Public Co., Ltd.	19,882,970

			20,216,534

		Czech Republic: 1.9%
211,147	S	Komercni Banka AS	39,138,637

			39,138,637

		Denmark: 0.6%
9,881		ALK-Abello A/S	2,090,054
8,885		Carlsberg A/S	1,073,999
59,346		Novo-Nordisk A/S	6,455,372
5,175		Rockwool International AS	1,578,442
5,475		Royal UNIBREW A/S	765,727
19,910	@	Vestas Wind Systems A/S	1,306,538

			13,270,132

		Finland: 2.9%
29,482		Elisa OYJ	803,663
325,501		Fortum OYJ	10,171,088
44,778		Kemira OYJ	1,030,063
17,241		Kesko OYJ	1,143,835
551,414		Nokia OYJ	15,486,619
19,192		Nokian Renkaat OYJ	672,366
38,210		Orion OYJ	956,249
303,632		Ramirent Oyj	8,221,714
151,295		Sampo OYJ	4,356,222
125,652		Sanoma-WSOY OYJ	3,970,555
74,974	L	Stockmann OYJ Abp	3,195,307

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JULIUS BAER FOREIGN PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Finland (continued)
16,556		Wartsila OYJ	$1,088,701
311,956		YIT OYJ	9,790,377

			60,886,759

		France: 12.5%
13,042		Accor SA	1,152,923
101,366		ADP	11,763,321
105,016	L	Air Liquide	13,780,461
12,691	@,L	Alstom	2,116,259
132,014	L	BNP Paribas	15,681,099
87,917	L	Bouygues SA	7,366,150
29,595		Carrefour SA	2,078,569
120,165	L	Cie de Saint-Gobain	13,461,198
6,112	L	EDF Energies Nouvelles S.A.	400,087
133,411		Electricite de France	14,419,477
20,911		Eurazeo	3,021,700
326,340		France Telecom SA	8,950,341
23,924	L	Gaz de France	1,206,847
144,698	L	Havas SA	819,252
10,008	L	Hermes International	1,131,361
54,087	L	JC Decaux SA	1,712,745
153,040	S	Lafarge SA	27,891,991
25,144	L	Lagardere SCA	2,180,705
149,344	S	LVMH Moet Hennessy Louis Vuitton SA	17,184,235
97,268	L	Natixis	2,370,594
25,044	@	Neuf Cegetel	979,867
11,468		Nexity	956,306
53,936	L	Pernod-Ricard SA	11,908,391
53,708		PPR	9,368,566
15,524	L	Publicis Groupe	686,010
13,465		Remy Cointreau SA	1,007,468
23,446	L	Renault SA	3,760,483
86,540	S	Sanofi-Aventis	6,991,333
80,976		Societe Generale	15,003,105
12,878		Sodexho Alliance SA	920,867
173,484	L	Suez SA	9,917,808
32,258	L	Thales SA	1,971,194
374,871	S	Total SA	30,393,876
43,537	L	Veolia Environnement	3,419,438
93,453	L	Vinci SA	6,975,060
171,292		Vivendi	7,368,592
5,715		Wendel Investissement	1,041,157

			261,358,836

		Germany: 9.5%
14,404		Adidas AG	918,571
66,115		Bilfinger Berger AG	5,860,615
479,170		Commerzbank AG	22,854,351
9,986		Continental AG	1,403,424
147,821	L	DaimlerChrysler AG	13,607,429
108,063		Deutsche Bank AG	15,639,705
49,726	L	Deutsche Boerse AG	5,583,235
451,498		Deutsche Post AG	14,615,454
74,885	L	Deutsche Postbank AG	6,565,932
103,804	S,L	E.ON AG	17,331,391
266,081	L	Fraport AG Frankfurt Airport Services Worldwide	18,945,711
124,815		Fresenius AG	9,586,274
186,318		Fresenius Medical Care AG & Co. KGaA	8,563,702
72,624		Henkel KGaA	3,468,615
37,319		Henkel KGaA — Vorzug	1,966,554
70,816		Hypo Real Estate Holding AG	4,576,882
73,517		IKB Deutsche Industriebank AG	2,689,726
258,800	L	IVG Immobilien AG	10,160,079
72,241	@	KarstadtQuelle AG	2,433,618
69,574	@	Landesbank Berlin Holding AG	569,700
14,691		Merck KGaA	2,010,020
12,920		Metro AG	1,067,857
15,928		MTU Aero Engines Holding AG	1,035,654
66,979		Praktiker Bau- und Heimwerkermaerkte AG	2,716,718
889		Puma AG Rudolf Dassler Sport	396,293
20,010		Rheinmetall AG	1,855,755
89,318		Rhoen Klinikum AG	5,359,733
123,777		Siemens AG	17,725,075

			199,508,073

		Greece: 0.3%
235,616		Hellenic Telecommunications Organization SA	7,302,709

			7,302,709

		Guernsey: 0.6%
538,276		KKR Private Equity Investors LP	12,111,210

			12,111,210

		Hong Kong: 1.8%
138,884	@	Belle International Holdings Ltd.	153,285
2,629,328		China Merchants Holdings International Co., Ltd.	12,728,510
104,807	@,L	Clear Media Ltd.	113,932
2,637,240	@	Galaxy Entertainment Group Ltd.	2,570,394
4,044,732	L	GOME Electrical Appliances Holdings Ltd.	6,197,385
436,122	@	Hutchison Telecommunications International Ltd.	561,722
2,697,971		Melco International Development	4,011,206
44,865	@,L	Melco PBL Entertainment Macau Ltd. ADR	563,504
7,589,987		Shun TAK Holdings Ltd.	11,170,756
558,000		Texwinca Holdings Ltd.	461,247

			38,531,941

		Hungary: 4.0%
2,194,403		Magyar Telekom Telecommunications PLC	11,927,030
31,738		Mol Magyar Olaj- es Gazipari Rt	4,782,188
1,066,056		OTP Bank Nyrt	61,484,063
33,314		Richter Gedeon Nyrt	6,667,525

			84,860,806

		India: 0.4%
690,176	X	Canara Bank	4,568,965
41,363		State Bank of India Ltd. GDR	3,648,217

			8,217,182

		Italy: 3.1%
86,064	L	Assicurazioni Generali S.p.A.	3,450,717
789,248		Banca CR Firenze	6,618,794
3,398		Banca Popolare dell’Emilia Romagna Scrl	85,672
138,312		Banca Popolare di Milano Scrl	2,109,504
53,052		Banca Popolare di Sondrio SCARL	936,831
197,996	@	Banca Popolare Italiana Scrl	3,044,172
64,521		Banche Popolari Unite Scpa	1,639,975

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JULIUS BAER FOREIGN PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Italy (continued)
35,092	L	Banco Popolare di Verona e Novara Scrl	$1,008,983
129,024		Bulgari S.p.A.	2,069,343
200,497	L	Buzzi Unicem S.p.A.	6,903,587
783,646		Capitalia S.p.A.	7,773,720
232,110		Credito Emiliano S.p.A.	3,288,427
115,173	L	ENI S.p.A.	4,175,875
96,531	L	Finmeccanica S.p.A.	2,965,802
153,562		Geox S.p.A.	2,828,327
207,874	@	Impregilo S.p.A.	1,598,857
754,314		Intesa Sanpaolo S.p.A.	5,283,066
46,120		Luxottica Group S.p.A.	1,791,633
493,087		Telecom Italia S.p.A.	1,349,973
685,271	L	UniCredito Italiano S.p.A.	6,120,570

			65,043,828

		Japan: 5.3%
19,250		Acom Co., Ltd.	690,578
18,375		Aeon Credit Service Co., Ltd.	291,560
21,856		Aiful Corp.	627,550
17,216		Aisin Seiki Co., Ltd.	631,656
89,020	S	Canon, Inc.	5,220,403
15,790		Credit Saison Co., Ltd.	410,975
76,000		Daihatsu Motor Co., Ltd.	695,584
52,000		Daikin Industries Ltd.	1,893,999
46,272		Daiwa Securities Group, Inc.	491,946
42,822		Denso Corp.	1,674,797
495		Dentsu, Inc.	1,403,291
341		East Japan Railway Co.	2,627,477
26,200		Eisai Co., Ltd.	1,144,082
17,800		Fanuc Ltd.	1,837,197
288		Fuji Television Network, Inc.	579,556
75,000		Fujitsu Ltd.	552,469
87,120	L	Honda Motor Co., Ltd.	3,163,523
59,300		Hoya Corp.	1,967,166
13,200		Ibiden Co., Ltd.	851,710
54,000		Itochu Corp.	625,288
734	S	Japan Tobacco, Inc.	3,618,067
33,469		JS Group Corp.	678,552
18,136		JSR Corp.	437,622
187		KDDI Corp.	1,385,303
3,090		Keyence Corp.	675,046
61,920		Koito Manufacturing Co., Ltd.	750,525
170,829		Kubota Corp.	1,380,876
17,900		Kyocera Corp.	1,901,639
13,961		Makita Corp.	621,952
195,324	S	Matsushita Electric Industrial Co., Ltd.	3,870,767
66,000		Mitsubishi Electric Corp.	611,390
551	S	Mitsubishi UFJ Financial Group, Inc.	6,072,399
49,000		Mitsubishi UFJ Securities Co.	549,036
24,596		Mitsui Fudosan Co., Ltd.	689,385
10		Mitsui Mining & Smelting Co., Ltd.	47
622	S	Mizuho Financial Group, Inc.	4,297,108
87,241		NGK Spark Plug Co., Ltd.	1,515,391
44,302		NHK Spring Co., Ltd.	426,398
3,303		Nintendo Co., Ltd.	1,205,078
38,011		Nippon Electric Glass Co., Ltd.	670,166
399		Nippon Telegraph & Telephone Corp.	1,765,701
30,000		Nissan Chemical Industries Ltd.	352,988
47,277		Nissan Motor Co., Ltd.	506,143
48,471		Nitto Denko Corp.	2,443,106
39,804		Nomura Holdings, Inc.	773,127
133,000		NSK Ltd.	1,375,008
896		NTT DoCoMo, Inc.	1,417,112
3,800		ORIX Corp.	1,001,632
20,483		Promise Co., Ltd.	631,978
86,207		Ricoh Co., Ltd.	1,994,517
33,847		Seven & I Holdings Co., Ltd.	967,529
38,000		Sharp Corp.	720,385
73,781		Sony Corp.	3,787,310
74,497		Stanley Electric Co., Ltd.	1,616,943
178,000		Sumitomo Chemical Co., Ltd.	1,194,453
51,883		Sumitomo Corp.	945,907
50,100		Sumitomo Electric Industries Ltd.	745,927
82,134		Sumitomo Metal Industries Ltd.	482,879
390	S	Sumitomo Mitsui Financial Group, Inc.	3,635,739
232,609		Suzuki Motor Corp.	6,605,633
18,500		Takata Corp.	643,987
35,400		Takeda Pharmaceutical Co., Ltd.	2,286,891
20,430	L	Takefuji Corp.	687,023
140,000		Teijin Ltd.	765,725
38,000		Toppan Printing Co., Ltd.	408,337
89,000		Toray Industries, Inc.	657,658
135,705	S	Toyota Motor Corp.	8,558,425
38,524		Yamada Denki Co., Ltd.	4,023,342
29,502		Yamaha Motor Co., Ltd.	856,007
14,368		Yamato Holdings Co., Ltd.	203,108
53,203		Yokogawa Electric Corp.	713,191

			111,505,265

		Luxembourg: 0.3%
76,197	@,L	Millicom International Cellular SA	6,982,693
10,986	@	TVSL SA	—

			6,982,693

		Mexico: 0.9%
53,712		Consorcio ARA, S.A. de C.V.	86,508
345,858		Controladora Comercial Mexicana SA de CV	889,976
862,126		Corporacion Moctezuma	2,785,042
15,126	@,L	Desarrollado ADR	916,484
68,013		Fomento Economico Mexicano SA de CV ADR	2,674,271
1,395,505		Grupo Financiero Banorte SA de CV	6,391,409
96,288		Grupo Televisa SA ADR	2,658,512
720,404	@	Urbi Desarrollos Urbanos SA de C.V	3,317,453

			19,719,655

		Netherlands: 2.6%
34,333	L	Heineken NV	2,012,661
243,806	@	Koninklijke Ahold NV	3,058,031
128,009		Koninklijke Philips Electronics NV	5,424,631
25,344		Koninklijke Vopak NV	1,437,377
320,824		Royal KPN NV	5,322,725
144,686		Royal Numico NV	7,518,694
368,631		TNT NV	16,644,352
402,428		Unilever NV	12,488,879

			53,907,350

		New Zealand: 0.1%
515,479		Auckland International Airport Ltd.	1,302,477

			1,302,477

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JULIUS BAER FOREIGN PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Norway: 1.1%
61,620		DNB NOR ASA	$792,599
366,647	@	Marine Harvest	395,905
184,245		Norsk Hydro ASA	7,066,787
358,265		Orkla ASA	6,755,046
68,890	S	Statoil ASA	2,137,367
49,531		Storebrand ASA	767,247
234,551	@	Telenor ASA	4,584,740

			22,499,691

		Philippines: 0.1%
92,624		Ayala Corp.	1,092,193
3,407,902		Ayala Land, Inc.	1,289,168

			2,381,361

		Poland: 3.7%
22,644		Bank BPH	7,644,722
223,914		Bank Handlowy w Warszawie	10,011,639
172,611		Bank Pekao SA	15,904,170
111,262		Bank Zachodni WBK SA	11,496,039
12,748	@	BRE Bank SA	2,466,507
41,131	@	Budimex SA	1,837,602
150,740	@	Cersanit Krasnystaw SA	2,432,241
502,797		Polish Oil & Gas Co.	912,545
889,396	S	Powszechna Kasa Oszczednosci Bank Polski SA	17,468,380
772,454		Telekomunikacja Polska SA	6,725,751

			76,899,596

		Portugal: 0.5%
166,369		Energias de Portugal SA	919,960
1,637,465		Jeronimo Martins SGPS SA	9,676,238

			10,596,198

		Romania: 0.3%
544,620		Romanian Bank for Development SA	6,618,442
957,828	S	SNP Petrom SA	220,064
1,930,000	@	Socep Constanta	220,966

			7,059,472

		Russia: 4.5%
142,111	@,L	CTC Media, Inc.	3,856,893
34,405	@	Lukoil-Spon ADR	2,602,677
47,110	L	MMC Norilsk Nickel ADR	9,845,990
601,783	X	NovaTek OAO	3,129,272
106,183	L	OAO Gazprom ADR	4,415,431
155,894		OAO Gazprom ADR	6,500,671
1,265,332	@	OAO Rosneft Oil Co. GDR	9,996,588
42	@,I	OJSC Evrocement Group	630,000
4,141	@,I	Open Investments	1,039,391
232,260	@,#,L	Pharmstandard Ojsc — Sponsored GDR	3,897,323
15,356		Polyus Gold Co. ZAO	646,183
77,168	@,L	Polyus Gold Co. ZAO ADR	3,271,923
4,366		Sberbank RF	16,869,801
2,947	I	Silvinit	627,711
143,870	@,#,L	Sistema-Hals GDR	1,726,440
556,957		TNK-BP Holding	1,219,736
105,224	@	Unified Energy System GDR	14,257,852
193,885		Uralkaliy	552,572
131,226	@,L	Uralsvyazinform ADR	1,598,333
1,221,344	I	URSA Bank	2,784,664
429,676	@,#,L	VTB Bank OJSC GDR	4,717,842

			94,187,293

		South Korea: 0.5%
18,609		Hyundai Motor Co.	1,468,365
3,344	@	NHN Corp.	608,688
13,397		Samsung Electronics Co., Ltd.	8,190,290

			10,267,343

		Spain: 0.8%
689,895	L	Corp. Mapfre SA	3,413,643
36,062	L	Gamesa Corp. Tecnologica SA	1,304,576
73,642		Inditex SA	4,334,504
311,821		Telefonica SA	6,939,287

			15,992,010

		Sweden: 3.1%
84,351	L	Getinge AB	1,817,238
70,525		Hennes & Mauritz AB	4,169,864
86,699		Modern Times Group AB	5,587,954
663,425	S	Nordea Bank AB	10,361,964
87,077		OMX AB	2,610,069
436,434		Skandinaviska Enskilda Banken AB	14,051,710
258,979		Skanska AB	5,545,664
125,481		Svenska Cellulosa AB	2,098,412
409,407		Swedbank AB	14,790,027
574,303		Telefonaktiebolaget LM Ericsson	2,290,833
209,738		TeliaSonera AB	1,538,666

			64,862,401

		Switzerland: 6.4%
30,764		Adecco SA	2,379,968
5,152		BKW FMB Energie AG	541,939
224,576		Compagnie Financiere Richemont AG	13,423,193
240,817		Credit Suisse Group	17,095,857
898		Flughafen Zuerich AG	364,933
1,721		Givaudan	1,697,086
182,441	S,L	Holcim Ltd.	19,703,192
69,695	S	Nestle SA	26,482,256
290,496	S	Novartis AG	16,308,616
103,251	S	Roche Holding AG	18,294,691
3,402		SGS SA	4,022,749
42,033		Swatch Group AG — BR	11,940,284
9,727		Syngenta AG	1,896,286

			134,151,050

		Turkey: 1.0%
3,462,286	@	Dogan Sriketler Grubu Holdings	6,891,732
674,506		Haci Omer Sabanci Holding AS	3,332,428
1,035,658		Türkiye Garanti Bankasi AS	5,728,722
1,184,571		Türkiye Is Bankasi	5,504,235

			21,457,117

		Ukraine: 0.8%
2,093,145		Raiffeisen Bank Aval	451,217
51,920	X	Ukrnafta Oil Co.	4,971,780
233	@,X	Ukrnafta Oil Co. ADR	133,395
42,464,048	@,X	UkrTelecom	9,747,237
71,389	@	UkrTelecom GDR	811,623

			16,115,252

		United Kingdom: 9.5%
550,200		Aegis Group PLC	1,507,910
98,234		Amec PLC	1,151,072
228,333	@	Anglo American PLC	13,405,840
61,625		Arriva PLC	846,352
254,379		BAE Systems PLC	2,052,710
343,983		BHP Billiton PLC	9,555,452

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JULIUS BAER FOREIGN PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		United Kingdom (continued)
176,742		BP PLC	$2,126,615
271,442		Burberry Group PLC	3,718,156
1,462,329		Compass Group PLC	10,097,429
951,443	S	Diageo PLC	19,775,660
72,192		Firstgroup PLC	958,968
704,923	S	GlaxoSmithKline PLC	18,363,244
22,763		Go-Ahead Group PLC	1,191,395
220,278		Group 4 Securicor PLC	928,842
175,994		Intertek Group PLC	3,453,859
171,545		Kingfisher PLC	777,008
40,291		National Express Group PLC	857,699
71,395	@	Peter Hambro Mining PLC	1,271,986
192,688		Prudential PLC	2,742,779
434,894		QinetiQ PLC	1,611,816
182,999		Reckitt Benckiser PLC	10,018,382
377,725		Rentokil Initial PLC	1,212,343
115,472		Rio Tinto PLC	8,834,049
536,249	@	Rolls-Royce Group PLC	5,774,064
67,144,284	@,I	Rolls-Royce Group PLC — B Shares Entitlement	134,833
68,500		SABMiller PLC	1,734,303
207,781		Scottish & Newcastle PLC	2,663,530
1,259,541		Smith & Nephew PLC	15,605,715
29,988		Smiths Group PLC	711,187
182,475		Stagecoach Group PLC	664,436
1,198,934		Tesco PLC	10,031,120
10,266,517	S	Vodafone Group PLC	34,401,160
297,959		William Hill PLC	3,656,682
60,958		Wolseley PLC	1,462,974
379,318		WPP Group PLC	5,673,260

			198,972,830

		United States: 0.5%
422,130	L	News Corp., Inc. — Class B	9,683,662

			9,683,662

		Total Common Stock (Cost $1,549,871,168)	1,905,747,814

EXCHANGE-TRADED FUNDS: 2.2%
		France: 2.2%
534,340		Lyxor ETF CAC 40	44,860,405

		Total Exchange-Traded Funds (Cost $43,734,529)	44,860,405

MUTUAL FUNDS: 0.3%
		British Virgin Islands: 0.0%
313,271	@	RenShares Utilities Ltd.	1,066,688

			1,066,688

		Luxembourg: 0.1%
76,487		Prologis European Properties	1,340,606

			1,340,606

		Romania: 0.2%
422,000		SIF 1 Banat Crisana Arad	707,661
458,000		SIF 2 Moldova Bacau	734,292
693,000	@	SIF 3 Transilvania Brasov	891,849
635,000		SIF 4 Muntenia Bucuresti	781,437
403,500		SIF 5 Oltenia Craiova	751,820

			3,867,059

		Total Mutual Funds (Cost $3,131,395)	6,274,353

PREFERRED STOCK: 0.2%
		Germany: 0.2%
96,547		ProSieben SAT.1 Media AG	3,791,199

		Total Preferred Stock (Cost $2,774,489)	3,791,199

EQUITY-LINKED SECURITIES: 2.8%
		India: 1.3%
455,572	@,#,X	Bharti Airtel Ltd.	9,348,337
461,100	@,#,X	State Bank of India Ltd.	17,268,195

			26,616,532

		Luxembourg: 1.5%
1,268,802	@,#	Banking Index Benchmark Exchange Traded Scheme — Bank BeES	21,234,670
289,169	@,#,X	State Bank of India Ltd.	10,829,379

			32,064,049

		Total Equity-Linked Securities (Cost $40,350,471)	58,680,581

RIGHTS: 0.0%
		Belgium: 0.0%
15,722	@	GROUPE BRUXELLES LAMBERT — RTS	14,683

		Total Rights (Cost $ — )	14,683

WARRANTS: 0.2%
		India: 0.0%
25,804	X	ICICI Bank, Ltd.	605,362

			605,362

		Luxembourg: 0.2%
58,423	@,X	ICICI Bank Ltd.	1,370,604
386,235	@,#,X	Idea Cellular Ltd.	1,181,879
1,417	@,#,X	State Bank of India Ltd.	53,067
49,272	@,X	Suzlon Energy Ltd.	1,808,282

			4,413,832

		Total Warrants (Cost $4,418,202)	5,019,194

		Total Long-Term Investments (Cost $1,644,280,254)	2,024,388,229

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 9.6%
	Securities Lending CollateralCC: 9.6%
$201,434,000	The Bank of New York Institutional Cash Reserves Fund	$201,434,000

	Total Short-Term Investments (Cost $201,434,000)	201,434,000

Total Investments in Securities (Cost $1,845,714,254)*	106.3%	$2,225,822,229
Other Assets and Liabilities-Net	(6.3)	(131,589,795)

Net Assets	100.0%	$2,094,232,434

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JULIUS BAER FOREIGN PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/ Trustees.
cc	Securities purchased with cash collateral for securities loaned.
S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2007.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/ Trustees.
*	Cost for federal income tax purposes is $1,848,937,254.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$397,102,516
Gross Unrealized Depreciation	(20,217,541)

Net Unrealized Appreciation	$376,884,975

Percentage of
Industry	Net Assets

Advertising	0.6%
Aerospace/ Defense	0.7
Agriculture	0.2
Apparel	0.4
Auto Manufacturers	1.8
Auto Parts & Equipment	0.4
Banks	23.6
Beverages	2.1
Building Materials	4.0
Chemicals	1.5
Closed-End Funds	0.3
Commercial Services	1.2
Computers	0.0
Distribution/ Wholesale	0.2
Diversified Financial Services	2.7
Electric	3.2
Electrical Components & Equipment	0.4
Electronics	0.7
Energy — Alternate Sources	0.0
Engineering & Construction	4.9
Entertainment	0.2
Exchange Traded Fund	1.0
Food	3.9
Food Service	0.5
Forest Products & Paper	0.1
Gas	0.1
Hand/ Machine Tools	0.0
Healthcare — Products	0.9
Healthcare — Services	1.1
Holding Companies — Diversified	2.4
Home Builders	0.2
Home Furnishings	0.4
Household Products/ Wares	0.7
Insurance	0.7
Internet	0.0
Investment Companies	0.7
Iron/ Steel	0.0
Leisure Time	0.0
Lodging	0.1
Machinery — Diversified	0.3
Media	2.2
Metal Fabricate/ Hardware	0.1
Mining	4.6
Miscellaneous Manufacturing	0.9
Office/ Business Equipment	0.4
Oil & Gas	5.3
Pharmaceuticals	4.1
Real Estate	1.7
Retail	3.2
Semiconductors	0.4
Sovereign	0.0
Telecommunications	7.1
Textiles	0.1
Toys/ Games/ Hobbies	0.1
Transportation	1.9
Water	0.2
Other Long-Term Investments	2.2
Short-Term Investments	9.6
Other Assets and Liabilities — Net	(6.3)

Net Assets	100.0%

At June 30, 2007 the following forward currency contracts were outstanding for the ING Julius Baer Foreign Portfolio:

			In		Unrealized
		Settlement	Exchange		Appreciation/
Currency	Buy/Sell	Date	For USD	Value	(Depreciation)

British Pound Sterling GBP 6,301,923	Buy	9/24/07	12,549,745	12,638,561	$88,816
Japanese Yen JPY 3,919,082,000	Buy	7/31/07	33,428,713	31,962,920	(1,465,793)
Japanese Yen JPY 9,362,271,687	Buy	8/8/07	78,943,890	76,439,222	(2,504,668)

					$(3,881,645)

Czech Republic Koruny CZK 181,446,301	Sell	9/24/07	8,550,318	8,588,750	$(38,432)
EURO EUR 19,673,764	Sell	7/31/07	26,835,703	26,656,279	179,424
Hungary Forint HUF 1,625,689,899	Sell	8/22/07	8,709,831	8,875,612	(165,781)
Turkey New Lira TRY 5,314,914	Sell	9/21/07	3,958,083	3,928,833	29,250

					$4,461

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING LEGG MASON VALUE PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED)

Industry Allocation

as of June 30, 2007
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 99.2%
		Auto Manufacturers: 0.6%
145,900		General Motors Corp.	$5,515,020

			5,515,020

		Banks: 1.7%
208,100		Capital One Financial Corp.	16,323,364

			16,323,364

		Computers: 4.7%
408,700		Hewlett-Packard Co.	18,236,194
140,000		International Business Machines Corp.	14,735,000
580,400	@@	Seagate Technology, Inc.	12,635,308

			45,606,502

		Diversified Financial Services: 9.9%
494,200		Citigroup, Inc.	25,347,518
796,200		Countrywide Financial Corp.	28,941,870
878,500		JP Morgan Chase & Co.	42,563,325

			96,852,713

		Electric: 5.2%
2,305,400	@	AES Corp.	50,442,152

			50,442,152

		Healthcare — Services: 10.1%
760,700		Aetna, Inc.	37,578,580
338,900	@	Health Net, Inc.	17,893,920
847,800		UnitedHealth Group, Inc.	43,356,492

			98,828,992

		Home Builders: 3.0%
105,500		Beazer Homes USA, Inc.	2,602,685
291,000		Centex Corp.	11,669,100
518,400		Pulte Homes, Inc.	11,638,080
99,900		Ryland Group, Inc.	3,733,263

			29,643,128

		Insurance: 2.4%
333,550		American International Group, Inc.	23,358,507

			23,358,507

		Internet: 24.1%
1,074,500	@	Amazon.com, Inc.	73,506,545
846,900	@	eBay, Inc.	27,253,242
884,150	@	Expedia, Inc.	25,896,754
94,400	@	Google, Inc.	49,407,072
779,650	@	IAC/ InterActiveCorp.	26,983,687
1,175,300	@	Yahoo!, Inc.	31,885,889

			234,933,189

		Media: 4.3%
808,200	@	DIRECTV Group, Inc.	18,677,502
1,124,800		Time Warner, Inc.	23,665,792

			42,343,294

		Miscellaneous Manufacturing: 10.5%
1,014,800		Eastman Kodak Co.	28,241,884
493,000		General Electric Co.	18,872,040
1,621,100	@	Tyco International Ltd.	54,776,968

			101,890,892

		Pharmaceuticals: 1.6%
615,200		Pfizer, Inc.	15,730,664

			15,730,664

		Retail: 6.3%
567,500		Home Depot, Inc.	22,331,125
227,900	@	Sears Holding Corp.	38,629,050

			60,960,175

		Software: 2.8%
488,800		CA, Inc.	12,625,704
311,200	@	Electronic Arts, Inc.	14,725,984

			27,351,688

		Telecommunications: 12.0%
566,200	@	Cisco Systems, Inc.	15,768,670
354,900		Motorola, Inc.	6,281,730
4,634,800	@	Qwest Communications International, Inc.	44,957,560
2,415,300		Sprint Nextel Corp.	50,020,863

			117,028,823

Total Investments in Securities (Cost $800,671,703)*	99.2%	$966,809,103
Other Assets and Liabilities-Net	0.8	7,770,717

Net Assets	100.0%	$974,579,820

@	Non-income producing security
@@	Foreign Issuer
*	Cost for federal income tax purposes is $801,068,787.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$192,650,301
Gross Unrealized Depreciation	(26,909,985)

Net Unrealized Appreciation	$165,740,316

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING LIMITED MATURITY BOND PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED)

Investment Type Allocation

as of June 30, 2007
(as a percent of net assets)

Corporate Bonds/ Notes	35.1%

U.S. Treasury Obligations	28.6%

U.S. Government Agency Obligations	23.5%

Collateralized Mortgage Obligations	9.3%

Asset-Backed Securities	1.6%

Preferred Stock	0.2%

Common Stock	0.0%

Other Assets and Liabilities – Net*	(1.7)%

Net Assets	100.0%

*	Includes short-term investments related to ING Institutional Prime Money Market Fund, repurchase agreement and securities lending collateral.

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 0.0%
		Electric: 0.0%
140	@	Dynegy, Inc. — Class A	$1,322

		Total Common Stock (Cost $—)	1,322

PREFERRED STOCK: 0.2%
		Diversified Financial Services: 0.2%
56,800	P,L	Merrill Lynch & Co., Inc.	1,442,720

		Total Preferred Stock (Cost $1,420,000)	1,442,720

Principal
Amount			Value

CORPORATE BONDS/ NOTES: 35.1%
		Agriculture: 1.0%
$4,044,000		Altria Group, Inc., 7.650%, due 07/01/08	$4,121,964
2,558,000	C	Bunge Ltd. Finance Corp., 4.375%, due 12/15/08	2,517,059

			6,639,023

		Auto Manufacturers: 0.6%
3,839,000		DaimlerChrysler NA Holding Corp., 4.750%, due 01/15/08	3,826,220

			3,826,220

		Banks: 2.2%
320,000	@@,C	Australia & New Zealand Banking Group Ltd., 5.494%, due 12/31/49	278,644
640,000	@@,C	Bank of Ireland, 5.625%, due 12/29/49	557,388
310,000	@@,C	Bank of Nova Scotia, 5.500%, due 08/21/85	256,602
220,000	@@,C	Barclays Bank PLC, 5.563%, due 12/31/49	192,498
330,000	@@,C	Den Norske Bank ASA, 5.500%, due 08/29/49	282,150
70,000	@@,C	Den Norske Bank ASA, 5.625%, due 11/29/49	60,603
1,320,000	@@,C	HSBC Bank PLC, 5.538%, due 06/29/49	1,131,900
1,630,000	@@,C	Lloyds TSB Bank PLC, 5.478%, due 08/29/49	1,407,534
70,000	@@,C	Lloyds TSB Bank PLC, 5.563%, due 11/29/49	60,923
1,840,000	@@,C	Mizuho Financial Group Cayman Ltd., 8.375%, due 12/31/49	1,921,937
100,000	@@,C	National Westminster Bank PLC, 5.500%, due 11/29/49	86,188
804,000		PNC Funding Corp., 4.500%, due 03/10/10	787,288
1,961,000		Popular North America, Inc., 4.250%, due 04/01/08	1,941,270
1,600,000	@@,C	Royal Bank of Scotland Group PLC, 5.563%, due 12/29/49	1,373,338
440,000	@@,C	Societe Generale, 5.469%, due 11/29/49	380,406
160,000	@@,C	Standard Chartered PLC, 5.588%, due 01/29/49	133,100
1,590,000	@@,C	Standard Chartered PLC, 5.625%, due 11/29/49	1,339,575
2,248,000	C	Wachovia Capital Trust III, 5.800%, due 12/31/49	2,240,042
400,000	@@,C	Westpac Banking Corp., 5.494%, due 09/30/49	342,443

			14,773,829

		Beverages: 0.2%
1,307,000	#,C	Miller Brewing Co., 4.250%, due 08/15/08	1,287,607

			1,287,607

		Diversified Financial Services: 11.3%
2,031,000	@@,#, C	Aiful Corp., 4.450%, due 02/16/10	1,962,500
5,627,000		Bear Stearns Cos., Inc., 5.546%, due 02/01/12	5,587,960
962,000		Bear Stearns Cos., Inc., 5.585%, due 01/31/11	958,494
2,249,000		Caterpillar Financial Services Corp., 3.800%, due 02/08/08	2,227,437
3,000,000		Citigroup Global Markets Holdings, Inc., 6.500%, due 02/15/08	3,020,310
16,999,000		Core Investment Grade Bond Trust I, 4.642%, due 11/30/07	16,944,178
440,000	@@,C	Financiere CSFB NV, 5.500%, due 03/29/49	378,400
3,000,000		General Electric Capital Corp., 3.500%, due 12/05/07	2,977,803
2,817,000	C	Goldman Sachs Capital III, 6.130%, due 12/31/49	2,815,620
2,257,000		Goldman Sachs Group, Inc., 4.125%, due 01/15/08	2,243,153
5,000,000		Household Finance Corp., 4.750%, due 05/15/09	4,946,515
2,500,000		International Lease Finance Corp., 4.875%, due 09/01/10	2,452,643
2,934,000		International Lease Finance Corp., 5.580%, due 05/24/10	2,942,723
1,567,000		John Deere Capital Corp., 3.900%, due 01/15/08	1,554,948

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING LIMITED MATURITY BOND PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Diversified Financial Services (continued)
$1,771,000		John Deere Capital Corp., 4.875%, due 03/16/09	$1,756,441
2,500,000		Lehman Brothers Holdings, Inc., 5.000%, due 01/14/11	2,447,223
3,840,000		Lehman Brothers Holdings, Inc., 5.450%, due 04/03/09	3,845,303
1,704,000	@@,#	Mantis Reef Ltd., 4.799%, due 11/03/09	1,671,999
5,618,000		Merrill Lynch & Co., Inc., 5.440%, due 12/04/09	5,621,000
4,366,000	C	Morgan Stanley, 6.750%, due 04/15/11	4,530,533
491,333	@@,#, C	Petroleum Export Ltd., 4.623%, due 06/15/10	485,340
435,415	@@,#, C	Petroleum Export Ltd., 5.265%, due 06/15/11	423,166
292,973	#	Power Receivable Finance, LLC, 6.290%, due 01/01/12	296,325
1,744,000	#	Premium Asset Trust/ XL Life, 5.610%, due 10/08/09	1,751,572
1,200,000	#,C	Twin Reefs Pass-Through Trust, 6.320%, due 12/10/49	1,203,858
1,000,000	@@,C	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	1,040,194

			76,085,638

		Electric: 3.9%
2,000,000	C	American Electric Power Co., Inc., 5.375%, due 03/15/10	1,994,732
2,155,000	C	Appalachian Power Co., 3.600%, due 05/15/08	2,121,177
1,350,000	C	Carolina Power & Light Co., 6.650%, due 04/01/08	1,360,307
1,123,000	C	Consumers Energy Co., 4.250%, due 04/15/08	1,111,828
2,084,000	C	Dominion Resources, Inc., 5.125%, due 12/15/09	2,070,264
901,000	C	Dominion Resources, Inc., 5.540%, due 11/14/08	902,248
1,004,000	C	DTE Energy Co., 6.650%, due 04/15/09	1,022,936
739,000	C	Duke Energy Corp., 7.375%, due 03/01/10	773,320
1,162,000	C	Entergy Gulf States, Inc., 3.600%, due 06/01/08	1,141,516
1,935,000		Midamerican Energy Holdings Co., 7.630%, due 10/15/07	1,945,432
1,876,000	C	Ohio Edison Co., 4.000%, due 05/01/08	1,853,340
547,000	C	Pepco Holdings, Inc., 5.500%, due 08/15/07	547,384
2,041,000	C	PG&E Corp., 3.600%, due 03/01/09	1,981,415
3,358,000	C	Southern Cal Edison, 7.625%, due 01/15/10	3,522,733
1,153,000		Southern California Edison Co., 5.455%, due 02/02/09	1,153,928
2,500,000	C	Virginia Electric and Power Co., 4.100%, due 12/15/08	2,451,178

			25,953,738

		Environmental Control: 0.3%
2,236,000	#	Oakmont Asset Trust, 4.514%, due 12/22/08	2,206,228

			2,206,228

		Food: 0.8%
2,048,000	C	Fred Meyer, Inc., 7.450%, due 03/01/08	2,073,866
2,266,000		General Mills, Inc., 5.485%, due 01/22/10	2,265,792
850,000	C	Kellogg Co., 2.875%, due 06/01/08	829,680

			5,169,338

		Gas: 0.3%
1,725,000		Southern Union Co., 6.150%, due 08/16/08	1,733,779

			1,733,779

		Healthcare — Services: 1.1%
3,931,000		UnitedHealth Group, Inc., 5.440%, due 03/02/09	3,933,225
3,441,000	C	WellPoint, Inc., 4.250%, due 12/15/09	3,335,052

			7,268,277

		Home Builders: 0.1%
920,000	C	Centex Corp., 4.750%, due 01/15/08	917,361

			917,361

		Insurance: 0.7%
1,225,000	@@,C	Aegon NV, 5.362%, due 12/31/49	1,075,397
1,748,000		Genworth Financial, Inc., 5.231%, due 05/16/09	1,742,293
986,000		Marsh & McLennan Cos., Inc., 3.625%, due 02/15/08	973,312
1,166,000	@@,#	Nippon Life Insurance, 4.875%, due 08/09/10	1,137,229

			4,928,231

		Media: 1.5%
4,391,000	C	Comcast Cable Communications, Inc., 6.875%, due 06/15/09	4,497,868
3,492,000	C	COX Communications, Inc., 4.625%, due 01/15/10	3,412,791
1,916,000	#,C	COX Enterprises, Inc., 4.375%, due 05/01/08	1,897,171

			9,807,830

		Mining: 0.6%
4,437,000	@@	BHP Billiton Finance Ltd., 5.125%, due 03/29/12	4,351,832

			4,351,832

		Oil & Gas: 1.2%
1,833,000		Anadarko Petroleum Corp., 3.250%, due 05/01/08	1,797,880
1,191,000	C	Enterprise Products Operating LP, 4.000%, due 10/15/07	1,186,148
1,998,000	#	Pemex Project Funding Master Trust, 6.660%, due 06/15/10	2,054,943
2,762,000	@@,C	Transocean, Inc., 5.560%, due 09/05/08	2,764,582

			7,803,553

		Packaging & Containers: 0.1%
1,000,000	#,C	Sealed Air Corp., 5.375%, due 04/15/08	994,735

			994,735

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING LIMITED MATURITY BOND PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Pipelines: 0.1%
$1,000,000	C	Kinder Morgan Energy Partners LP, 5.350%, due 08/15/07	$999,706

			999,706

		Real Estate: 0.3%
1,775,000	C	Duke Realty LP, 5.625%, due 08/15/11	1,772,664

			1,772,664

		Real Estate Investment Trusts: 0.1%
853,000	C	Simon Property Group LP, 7.000%, due 07/15/09	877,119

			877,119

		Retail: 0.8%
4,175,000	C	Home Depot, Inc., 4.625%, due 08/15/10	4,056,777
1,288,000	C	May Department Stores Co., 3.950%, due 07/15/07	1,287,084

			5,343,861

		Savings & Loans: 0.9%
2,250,000		Washington Mutual, Inc., 4.200%, due 01/15/10	2,182,014
4,207,000		Washington Mutual, Inc., 4.375%, due 01/15/08	4,183,824

			6,365,838

		Telecommunications: 5.4%
1,595,000		Ameritech Capital Funding Corp., 6.150%, due 01/15/08	1,601,056
2,800,000	C	AT&T, Inc., 5.300%, due 11/15/10	2,788,923
2,010,000		Bellsouth Telecommunications, 6.125%, due 09/23/08	2,020,305
3,904,000	@@	Deutsche Telekom International Finance BV, 5.540%, due 03/23/09	3,914,474
2,627,000	C	Sprint Capital Corp., 6.125%, due 11/15/08	2,642,736
2,500,000	C	Sprint Capital Corp., 6.375%, due 05/01/09	2,531,795
895,000	Z	Sprint Nextel Corp., 5.760%, due 06/28/10	895,488
5,760,000	@@,C	Telecom Italia Capital SA, 4.000%, due 01/15/10	5,540,499
6,221,000	@@,C	Telefonica Europe BV, 7.750%, due 09/15/10	6,599,430
4,000,000	C	Verizon Global Funding Corp., 4.000%, due 01/15/08	3,970,880
3,250,000	C	Verizon Global Funding Corp., 7.250%, due 12/01/10	3,428,545

			35,934,131

		Transportation: 1.6%
5,000,000		Burlington Northern Santa Fe Corp., 10.130%, due 03/26/10	5,000,000
4,000,000		Union Pacific Corp., 6.790%, due 11/09/07	4,014,868
1,687,000	C	Union Pacific Corp., 7.375%, due 09/15/09	1,761,301

			10,776,169

		Total Corporate Bonds/ Notes (Cost $236,474,698 )	235,816,707

U.S. GOVERNMENT AGENCY OBLIGATIONS: 23.5%
		Federal Home Loan Bank: 6.1%
4,070,000		3.250%, due 12/17/07	4,031,343
10,735,000		5.125%, due 06/18/08	10,720,164
13,185,000	C	5.250%, due 05/07/10	13,148,333
4,650,000	C	5.375%, due 07/10/08	4,649,289
1,380,000	C	5.500%, due 01/23/09	1,380,353
6,770,000	C	5.550%, due 05/17/10	6,767,502

			40,696,984

		Federal Home Loan Mortgage Corporation: 9.1%
11,195,000		3.875%, due 06/15/08	11,051,088
1,602,928	C,S	4.500%, due 12/15/16	1,571,204
25,645,000		5.250%, due 05/21/09	25,676,415
9,925,829	C,S	5.500%, due 06/15/35	9,800,250
28,745	S	6.000%, due 06/01/11	28,875
56,873	S	6.000%, due 04/01/13	57,381
749		6.750%, due 01/01/17	762
12,500,000	L	7.000%, due 03/15/10	13,067,225

			61,253,200

		Federal National Mortgage Corporation: 7.9%
14,540,000		3.875%, due 07/15/08	14,339,057
9,903,000	C	5.450%, due 03/05/09	9,900,712
19,569,231		5.500%, due 01/25/36	19,276,438
7,250,000	C	5.550%, due 03/29/10	7,247,542
38,326	S	6.000%, due 02/01/13	38,733
54,611	S	6.000%, due 04/01/13	55,112
125,362	S	6.000%, due 07/01/16	126,129
166,393	S	6.000%, due 03/01/17	167,400
80,955	S	6.000%, due 05/01/17	81,445
73,176	S	6.000%, due 09/01/17	73,619
915,629	S	6.500%, due 10/01/22	936,024
502,051	S	6.500%, due 02/01/29	513,051
190,670	S	6.500%, due 10/01/32	194,077
14,081	S	6.796%, due 07/01/24	14,385
76,606	S	7.000%, due 10/01/32	79,375
20,735	S	7.135%, due 12/01/17	20,828
65,672	S	7.500%, due 08/01/27	68,768

			53,132,695

		Government National Mortgage Association: 0.0%
4,948	S	6.000%, due 12/15/08	4,964
4,744	S	6.000%, due 01/15/09	4,776
72,425	S	6.000%, due 04/15/13	73,100
30,493	S	7.500%, due 01/15/24	31,940
12,923	S	7.500%, due 07/15/27	13,549
10,011	S	9.000%, due 12/15/26	10,844
2,156	S	9.500%, due 03/15/20	2,354
7,405	S	9.500%, due 07/15/21	8,100

			149,627

		Other U.S. Agency Obligations: 0.4%
2,642,000		Federal Farm Credit Bank, 4.750%, due 05/07/10	2,612,455

			2,612,455

		Total U.S. Government Agency Obligations (Cost $158,478,548)	157,844,961

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING LIMITED MATURITY BOND PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

U.S. TREASURY OBLIGATIONS: 28.6%
		U.S. Treasury Bonds: 1.5%
$10,000,000	L	4.500%, due 05/15/10	$9,898,440

			9,898,440

		U.S. Treasury Notes: 25.6%
44,478,000		4.500%, due 05/15/10	44,026,281
8,695,000	L	4.750%, due 05/31/12	8,629,796
119,550,000	L	4.875%, due 05/31/09	119,550,120

			172,206,197

		Treasury Inflation Indexed Protected Securities: 1.5%
9,988,979	S	3.875%, due 01/15/09	10,151,310

			10,151,310

		Total U.S. Treasury Obligations (Cost $192,195,285)	192,255,947

ASSET-BACKED SECURITIES: 1.6%
		Other Asset-Backed Securities: 1.6%
2,500,000	@@,#, C	Franklin CLO Ltd., 6.557%, due 05/09/12	2,506,750
2,250,000	@@,#, C	Harbourview CLO IV, Ltd., 6.855%, due 10/25/13	2,252,250
2,484,937	C,S	Popular Mortgage Pass-Through Trust, 4.332%, due 07/25/35	2,477,212
3,500,000	@@,#, C,S	TCW Select Loan Fund Ltd., 6.050%, due 10/10/13	3,503,281

		Total Asset-Backed Securities (Cost $10,746,933)	10,739,493

COLLATERALIZED MORTGAGE OBLIGATIONS: 9.3%
150,000	C,S	Banc of America Commercial Mortgage, Inc., 4.429%, due 11/10/39	143,513
1,755,342	C,S	Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	1,729,614
390,000	C,S	Banc of America Commercial Mortgage, Inc., 6.186%, due 06/11/35	398,419
3,808,000	C,S	Banc of America Funding Corp., 5.750%, due 03/25/37	3,783,576
1,792,000	C,S	Banc of America Mortgage Securities, Inc., 4.144%, due 07/25/34	1,749,950
40,000	C,S	Bear Stearns Commercial Mortgage Securities, 4.030%, due 02/13/46	38,673
896,623	C,S	Bear Stearns Commercial Mortgage Securities, 4.170%, due 01/12/41	881,005
352,177	C,S	Bear Stearns Commercial Mortgage Securities, 5.415%, due 04/12/38	351,782
10,000,000	C,S	Citicorp Mortgage Securities, Inc., 6.000%, due 05/25/37	10,045,313
1,220,472	C,S	Countrywide Alternative Loan Trust, 6.000%, due 05/25/36	1,226,684
9,938,651	C,S	Credit Suisse First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	9,622,886
8,349	C,S	Credit Suisse First Boston Mortgage Securities Corp., 3.819%, due 05/15/36	7,960
2,523,887	C,S	GMAC Commercial Mortgage Securities, Inc., 4.576%, due 05/10/40	2,478,118
490,000	C,S	Greenwich Capital Commercial Funding Corp., 5.117%, due 04/10/37	484,865
968,166	S	JP Morgan Alternative Loan Trust, 5.510%, due 01/25/36	963,693
2,589,000	C,S	JP Morgan Chase Commercial Mortgage Securities Corp., 6.052%, due 04/15/45	2,619,443
103,000	C,S	LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	100,261
70,000	C,S	LB-UBS Commercial Mortgage Trust, 4.510%, due 12/15/29	67,114
90,000	C,S	LB-UBS Commercial Mortgage Trust, 4.567%, due 06/15/29	88,829
2,799,440	C,S	LB-UBS Commercial Mortgage Trust, 4.821%, due 04/15/30	2,758,902
352,000	C,S	LB-UBS Commercial Mortgage Trust, 4.836%, due 02/15/40	328,585
800,000	C,S	LB-UBS Commercial Mortgage Trust, 4.885%, due 09/15/30	788,873
388,000	C,S	LB-UBS Commercial Mortgage Trust, 5.103%, due 11/15/30	383,720
3,418,000	C,S	LB-UBS Commercial Mortgage Trust, 6.365%, due 12/15/28	3,509,986
35,286	C,S	Morgan Stanley Dean Witter Capital I, 4.180%, due 03/12/35	33,630
1,348,190	C,S	Residential Accredit Loans, Inc., 5.500%, due 08/25/35	1,341,938
4,222,000		Residential Capital Corp., 5.860%, due 06/09/08	4,180,147
110,000	C,S	Wachovia Bank Commercial Mortgage Trust, 5.285%, due 07/15/42	109,166
5,000,000	C,S	Washington Mutual Mortgage Pass-Through Certificates, 5.826%, due 10/25/36	5,000,321
768,000	C,S	Washington Mutual, Inc., 3.799%, due 06/25/34	744,230
3,702,000	C,S	Wells Fargo Mortgage-Backed Securities Trust, 3.500%, due 06/25/35	3,618,957
2,731,000	C,S	Wells Fargo Mortgage-Backed Securities Trust, 4.110%, due 06/25/35	2,676,282

		Total Collateralized Mortgage Obligations (Cost $62,440,948)	62,256,435

		Total Long-Term Investments (Cost $661,756,412)	660,357,585

Shares			Value

SHORT-TERM INVESTMENTS: 28.8%
		Mutual Fund: 2.7%
$18,000,000	**	ING Institutional Prime Money Market Fund	$18,000,000

		Total Mutual Fund (Cost $18,000,000)	18,000,000

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING LIMITED MATURITY BOND PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares		Value

	Repurchase Agreement: 0.2%
$1,547,000	Goldman Sachs Repurchase Agreement dated 06/29/07, 5.300%, due 07/02/07, $1,547,683 to be received upon repurchase (Collateralized by $1,557,000 Federal Home Loan Mortgage Corporation, 5.350%, Market Value plus accrued interest $1,577,959, due 03/26/08)	$1,547,000

	Total Repurchase Agreement (Cost $1,547,000)	1,547,000

	Securities Lending CollateralCC: 25.9%
173,564,000	The Bank of New York Institutional Cash Reserves Fund	173,564,000

	Total Securities Lending Collateral (Cost $173,564,000)	173,564,000

	Total Short-Term Investments (Cost $193,111,000)	193,111,000

Total Investments in Securities (Cost $854,867,412)*	127.1%	$853,468,585
Other Assets and Liabilities-Net	(27.1)	(181,982,826)

Net Assets	100.0%	$671,485,759

@	Non-income producing security
@@	Foreign Issuer
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/ Trustees.
C	Bond may be called prior to maturity date.
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
L	Loaned security, a portion or all of the security is on loan at June 30, 2007.
**	Investment in affiliate
Z	Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase
*	Cost for federal income tax purposes is $854,925,440.
Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$567,353
Gross Unrealized Depreciation	(2,024,208)

Net Unrealized Depreciation	$(1,456,855)

ING Limited Maturity Bond Portfolio Open Futures Contracts on June 30, 2007:

				Unrealized
	Number of	Notional	Expiration	Appreciation/
Contract Description	Contracts	Market Value ($)	Date	(Depreciation)

Long Contracts
U.S. Treasury 2-Year Note	470	95,777,192	09/28/07	$(155,389)

				$(155,389)

Short Contracts
U.S. Treasury 10-Year Note	183	(19,343,673)	09/19/07	$178,252

				$178,252

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING LIQUID ASSETS PORTFOLIO(1)
AS OF JUNE 30, 2007 (UNAUDITED)

Investment Type Allocation

as of June 30, 2007
(as a percent of net assets)

Corporate Bonds/Notes	55.8%

Commercial Paper	38.7%

Repurchase Agreement	4.2%

Collateralized Mortgage Obligations	0.8%

U.S. Government Agency Obligations	0.7%

Other Assets and Liabilities-Net*	(0.2)%

Net Assets	100.0%

*	Includes short-term investments related to securities lending collateral.

Portfolio holdings are subject to change daily.

Principal
Amount			Value

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.8%
$9,000,000	@@,#, C	Cheyne High Grade CDO Ltd., 5.367%, due 11/13/07	$9,000,000

		Total Collateralized Mortgage Obligations (Cost $9,000,000)	9,000,000

COMMERCIAL PAPER: 38.7%
48,000,000	@@,#	ASB Finance Ltd., 5.100%, due 01/25/08	47,123,031
5,060,000		Bank of America Corp., 5.260%, due 09/21/07	4,999,376
4,000,000	#	Barton Capital Corp., 5.360%, due 07/12/07	3,993,449
7,300,000		Cafco, LLC, 5.280%, due 07/17/07	7,282,869
6,350,000	@@	Cargill Global Funding PLC, 5.280%, due 08/23/07	6,300,639
17,400,000	@@	Cargill, Inc., 5.400%, due 07/02/07	17,397,390
55,000,000	#	Concord Minutemen Capital Co., LLC, 5.260%, due 07/27/07	54,798,954
52,500,000	#	Crown Point Capital Corp., 5.305%, due 07/09/07	52,370,761
52,100,000		Duke Funding High Grade I Ltd., 5.290%, due 07/06/07	52,006,264
12,819,000		Jupiter Securitization Corp., 5.350%, due 07/12/07	12,803,709
53,000,000		Monument Gardens Funding, LLC, 5.320%, due 07/25/07	52,782,138
11,000,000		Old Line Funding, LLC, 5.300%, due 07/25/07	10,961,133
10,000,000		Park Avenue Receivables Corp., 5.300%, due 07/16/07	9,977,917
51,000,000	#	St. Germain Holdings Ltd., 5.290%, due 07/11/07	50,902,537
33,000,000		Tulip Funding Corp., 5.335%, due 07/31/07	32,946,850
4,750,000		UBS Finance, 5.350%, due 07/11/07	4,742,941
38,500,000		Westpac Securities New Zealand, 5.255%, due 07/27/07	38,445,527

		Total Commercial Paper (Cost $459,835,485)	459,835,485

CORPORATE BONDS/ NOTES: 55.8%
$2,500,000	@@	Alliance & Leicester PLC, 5.435%, due 01/14/08	2,500,969
5,000,000		Allstate Life Global Funding II, 5.320%, due 08/27/08	5,000,460
1,750,000	L	Allstate Life Global Funding II, 5.337%, due 07/30/07	1,747,453
3,095,000	#	Allstate Life Global Funding II, 5.378%, due 06/20/08	3,010,214
2,800,000		American Express Bank FSB, 5.290%, due 08/10/07	2,799,966
5,320,000		American Express Bank FSB, 5.320%, due 05/07/08	5,319,531
10,000,000		American Express Centurion, 5.310%, due 11/15/07	10,000,358
7,000,000		American Express Centurion, 5.320%, due 08/20/08	7,000,134
6,000,000		American Express Centurion, 5.330%, due 03/10/08	6,001,214
3,000,000		American Express Centurion, 5.340%, due 12/12/07	3,000,527
8,000,000		American Express Centurion, 5.410%, due 09/14/07	8,001,781
11,000,000		American General Finance Corp., 5.289%, due 11/15/07	10,967,654
28,450,000	#,C	American General Finance Corp., 5.370%, due 08/15/08	28,454,667
10,600,000		American General Finance Corp., 5.480%, due 01/18/08	10,608,102
7,050,000	#	American Honda Finance Corp., 5.360%, due 03/11/08	6,993,998
4,000,000	#	American Honda Finance Corp., 5.380%, due 02/04/08	4,001,994
2,000,000	#	American Honda Finance Corp., 5.420%, due 02/22/08	2,001,039
2,000,000	@@,#	ANZ National Bank, 5.302%, due 05/16/08	1,982,480
6,500,000	@@,#	Banco Santander Totta, 5.330%, due 08/15/08	6,500,307
6,250,000	#	Bank of New York, Inc., 5.380%, due 05/27/08	6,250,000
1,100,000		Bear Stearns Cos., Inc., 5.332%, due 08/15/07	1,103,298
8,000,000		Bear Stearns Cos., Inc., 5.370%, due 08/01/07	8,000,254
11,850,000		Bear Stearns Cos., Inc., 5.380%, due 08/28/08	11,850,000
6,520,000		Bear Stearns Cos., Inc., 5.394%, due 01/31/08	6,467,110
11,000,000		Bear Stearns Cos., Inc., 5.400%, due 08/04/08	11,000,000
1,200,000		Bear Stearns Cos., Inc., 5.420%, due 01/15/08	1,200,768
7,000,000		Bear Stearns Cos., Inc., 5.480%, due 07/27/07	7,000,549
3,500,000		Bear Stearns Cos., Inc., 5.510%, due 04/29/08	3,504,807
12,100,000		Canadian Imperial Bank of Commerce, 5.360%, due 02/14/08	12,102,665
10,500,000		Citigroup Funding, Inc., 5.360%, due 03/14/08	10,503,053
13,500,000		Credit Suisse, 5.320%, due 03/14/08	13,500,000
4,000,000		Credit Suisse, 5.456%, due 06/01/08	4,036,848
11,700,000	@@,#	Danske Bank A/ S, 5.290%, due 08/20/08	11,699,003

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING LIQUID ASSETS PORTFOLIO(1)
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

$25,000,000		Deutsche Bank, 5.360%, due 06/19/08	$25,006,157
13,000,000		General Electric Capital Corp., 5.445%, due 07/09/07	13,000,000
3,000,000		General Electric Capital Corp., 5.479%, due 12/31/07	2,966,069
18,000,000	I	Goldman Sachs Group Inc., 5.350%, due 04/11/08	18,000,000
17,250,000	#	Goldman Sachs Group Inc., 5.370%, due 08/15/08	17,252,556
3,700,000	@@,#	HBOS Treasury Services PLC, 5.300%, due 07/31/08	3,700,000
32,400,000	@@,#	HBOS Treasury Services PLC, 5.430%, due 06/24/08	32,401,196
1,900,000	@@,#	HBOS Treasury Services PLC, 7.093%, due 07/23/07	1,897,996
12,750,000		HSBC Finance Corp., 5.312%, due 06/17/08	12,869,060
4,200,000		HSBC Finance Corp., 5.368%, due 03/11/08	4,164,639
1,000,000		HSBC Finance Corp., 5.447%, due 01/15/08	995,653
800,000		JP Morgan Chase, 5.424%, due 09/01/07	798,259
1,151,000		Lehman Brothers Holdings, Inc., 5.382%, due 04/15/08	1,160,735
13,775,000		Lehman Brothers Holdings, Inc., 5.859%, due 02/01/08	13,893,118
1,405,000		Marshall & Ilsley Bank, 5.030%, due 02/08/08	1,391,047
5,000,000	#	MBIA Global Funding LLC, 5.315%, due 03/14/08	5,000,000
27,000,000	#	MBIA Global Funding LLC, 5.350%, due 11/28/07	27,002,689
8,000,000	#	MBIA Global Funding LLC, 5.370%, due 02/15/08	8,001,969
5,000,000	#	MBIA Global Funding LLC, 5.390%, due 01/11/08	5,002,365
2,000,000		MBNA Corp., 5.786%, due 05/05/08	2,007,437
5,664,000		Merrill Lynch & Co., Inc., 5.325%, due 04/21/08	5,591,081
5,000,000		Morgan Stanley, 5.360%, due 08/01/08	5,000,525
7,300,000		Morgan Stanley, 5.390%, due 04/25/08	7,302,878
7,000,000		Morgan Stanley, 5.400%, due 08/04/08	7,006,485
17,635,000		Morgan Stanley, 5.410%, due 03/07/08	17,643,955
2,250,000	C	Morgan Stanley, 5.473%, due 04/01/08	2,219,686
11,000,000		Morgan Stanley, 5.480%, due 07/27/07	11,001,201
1,800,000		Morgan Stanley, 5.485%, due 01/18/08	1,801,494
11,000,000		Natixis SA, 5.310%, due 12/05/07	10,999,075
$2,500,000		PNC Funding Corp., 5.353%, due 03/10/08	2,480,541
11,500,000		Royal Bank of Canada, 5.305%, due 04/02/08	11,498,871
21,500,000		Royal Bank of Canada, 5.316%, due 01/22/08	21,492,080
1,500,000	@@,#	Royal Bank of Scotland, 5.335%, due 11/30/07	1,488,847
30,500,000	@@,#	Santander US Debt SA, 5.366%, due 02/06/08	30,505,172
4,500,000	@@,#	Santander US Debt SA, 5.370%, due 09/21/07	4,500,351
2,100,000		Toyota Motor Credit Corp., 5.286%, due 03/17/08	2,098,801
3,000,000		Toyota Motor Credit Corp., 5.286%, due 03/24/08	2,998,213
21,000,000		Toyota Motor Credit Corp., 5.340%, due 06/16/08	21,004,737
13,500,000	C	UBS AG, 5.437%, due 11/28/07	13,497,292
5,000,000		US Bancorp, 5.426%, due 03/15/08	4,921,238
23,000,000		Washington Mutual Bank, 5.390%, due 04/18/08	23,004,276
17,000,000		Washington Mutual Bank, 5.400%, due 11/16/07	17,002,530
2,000,000		Wells Fargo & Co., 5.455%, due 04/04/08	1,971,205
5,200,000		Westpac Banking Corp., 5.420%, due 07/11/08	5,200,000

		Total Corporate Bonds/ Notes (Cost $662,852,682)	662,852,682

U.S. GOVERNMENT AGENCY OBLIGATION: 0.7%
9,000,000		Federal Home Loan Bank, 4.000%, due 06/13/08	8,898,051

		Total U.S. Government Agency Obligation (Cost $8,898,051)	8,898,051

REPURCHASE AGREEMENT: 4.2%
49,602,000		Deutsche Bank Repurchase Agreement dated 06/29/07, 5.300%, due 07/02/07, $49,623,908 to be received upon repurchase (Collateralized by $82,667,000 various U.S. government agency obligations, Discount Note-5.125%, Market Value plus accrued interest $50,595,897, due 11/19/08-04/15/26)	49,602,000

		Total Repurchase Agreement (Cost $49,602,000)	49,602,000

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING LIQUID ASSETS PORTFOLIO(1)
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal
Amount		Value

SECURITIES LENDING COLLATERALCC: 0.2%
$1,811,000	The Bank of New York Institutional Cash Reserves Fund	$1,811,000

	Total Securities Lending Collateral (Cost $1,811,000)	1,811,000

Total Investments in Securities (Cost $1,191,999,218)*	100.4%	$1,191,999,218
Other Assets and Liabilities-Net	(0.4)	(4,793,417)

Net Assets	100.0%	$1,187,205,801

(1)	All securities with a maturity date greater than one year have either a variable rate, a demand feature, are prerefunded, or an optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.
@@	Foreign Issuer
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the board of directors/trustees.
cc	Securities purchased with cash collateral for securities loaned.
C	Bond may be called prior to maturity date.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2007.
*	Cost for federal income tax purposes is the same for financial statement purposes.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MARSICO GROWTH PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED)

Industry Allocation

as of June 30, 2007
(as a percent of net assets)
Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 99.4%
		Aerospace/ Defense: 8.3%
198,872		Boeing Co.	$19,123,532
361,720		General Dynamics Corp.	28,293,738
303,122		Lockheed Martin Corp.	28,532,874

			75,950,144

		Auto Manufacturers: 3.2%
229,183	@@,L	Toyota Motor Corp. ADR	28,849,556

			28,849,556

		Banks: 4.7%
900,500	@@	China Merchants Bank Co., Ltd.	2,742,293
39,301,000	@@	Industrial & Commercial Bank of China	21,845,766
512,507		Wells Fargo & Co.	18,024,871

			42,612,930

		Beverages: 1.8%
559,263	@@	Heineken NV ADR	16,424,268

			16,424,268

		Biotechnology: 4.9%
422,245	@,L	Genentech, Inc.	31,947,057
205,300	@,L	Genzyme Corp.	13,221,320

			45,168,377

		Chemicals: 4.3%
56,122		Air Products & Chemicals, Inc.	4,510,525
358,418		Monsanto Co.	24,207,552
144,205		Praxair, Inc.	10,381,318

			39,099,395

		Commercial Services: 0.8%
112,678		Moody’s Corp.	7,008,572

			7,008,572

		Computers: 2.0%
148,409	@	Apple, Inc.	18,111,834

			18,111,834

		Diversified Financial Services: 8.8%
157,788		Goldman Sachs Group, Inc.	34,200,549
256,814		Lehman Brothers Holdings, Inc.	19,137,779
451,662	@@	UBS AG — New	27,104,237

			80,442,565

		Food: 1.2%
308,122		Kraft Foods, Inc.	10,861,301

			10,861,301

		Healthcare — Services: 6.8%
1,222,632		UnitedHealth Group, Inc.	62,525,400

			62,525,400

		Internet: 1.4%
25,018	@	Google, Inc.	13,093,921

			13,093,921

		Lodging: 6.6%
285,795	@,L	Las Vegas Sands Corp.	21,831,880
280,820	@,L	MGM Mirage	23,162,034
54,175		Station Casinos, Inc.	4,702,390
114,045	@,L	Wynn Resorts Ltd.	10,228,696

			59,925,000

		Media: 4.1%
1,337,066	@,L	Comcast Corp. — Class A	37,598,293

			37,598,293

		Mining: 1.2%
131,628		Freeport-McMoRan Copper & Gold, Inc.	10,901,431

			10,901,431

		Oil & Gas: 1.7%
86,035	L	Anadarko Petroleum Corp.	4,472,960
29,946		Apache Corp.	2,443,294
52,732		Devon Energy Corp.	4,128,388
70,278		Marathon Oil Corp.	4,213,869

			15,258,511

		Oil & Gas Services: 3.2%
43,861	L	Baker Hughes, Inc.	3,690,026
44,254	@,L	Cameron International Corp.	3,162,833
263,641	L	Schlumberger Ltd.	22,393,667

			29,246,526

		Pharmaceuticals: 2.4%
302,706	@,L	Amylin Pharmaceuticals, Inc.	12,459,379
312,996		Schering-Plough Corp.	9,527,598

			21,986,977

		Real Estate: 0.9%
82,283	@,L	CB Richard Ellis Group, Inc.	3,003,330
112,825	L	St. Joe Co.	5,228,311

			8,231,641

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MARSICO GROWTH PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Retail: 10.7%
362,935		CVS Corp.	$13,228,981
750,323		Lowe’s Cos., Inc.	23,027,413
142,155		Macy’s, Inc.	5,654,926
584,111		McDonald’s Corp.	29,649,474
799,956		Yum! Brands, Inc.	26,174,560

			97,735,354

		Semiconductors: 2.3%
887,326		Intel Corp.	21,082,866

			21,082,866

		Software: 1.6%
88,478		Mastercard, Inc.	14,675,846

			14,675,846

		Telecommunications: 7.5%
366,518	@@	America Movil SA de CV ADR	22,698,460
183,358		AT&T, Inc.	7,609,357
1,415,500	@@	China Mobile Ltd.	15,229,398
812,854	@	Cisco Systems, Inc.	22,637,984

			68,175,199

		Transportation: 9.0%
305,333		Burlington Northern Santa Fe Corp.	25,996,052
263,960		FedEx Corp.	29,291,641
232,971		Union Pacific Corp.	26,826,611

			82,114,304

		Total Common Stock (Cost $691,227,750)	907,080,211

SHORT-TERM INVESTMENTS: 16.2%
		U.S. Government Agency Obligations: 0.2%
$1,928,000	Z	Federal Home Loan Bank, 4.600%, due 07/02/07	$1,927,507

		Total U.S. Government Agency Obligations (Cost $1,927,507)	1,927,507

		Securities Lending CollateralCC: 16.0%
146,328,000		The Bank of New York Institutional Cash Reserves Fund	$146,328,000

		Total Securities Lending Collateral (Cost $146,328,000)	146,328,000

		Total Short-Term Investments (Cost $148,255,507)	148,255,507

Total Investments in Securities (Cost $839,483,257)*	115.6%	$1,055,335,718
Other Assets and Liabilities-Net	(15.6)	(142,488,910)

Net Assets	100.0%	$912,846,808

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2007.
Z	Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase
*	Cost for federal income tax purposes is $839,696,339.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$222,075,678
Gross Unrealized Depreciation	(6,436,299)

Net Unrealized Appreciation	$215,639,379

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
 AS OF JUNE 30, 2007 (UNAUDITED)

Country Allocation

as of June 30, 2007
(as a percent of net assets)
Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 93.8%
		Australia: 4.1%
62,852		CSL Ltd.	$4,678,550
130,102		Macquarie Bank Ltd.	9,344,607
1,044,465		Macquarie Infrastructure Group	3,181,348

			17,204,505

		Austria: 1.5%
78,607		Erste Bank der Oesterreichischen Sparkassen AG	6,126,701

			6,126,701

		Brazil: 4.4%
166,786		Gafisa SA	2,601,654
62,383	L	Gol Linhas Aereas Inteligentes SA ADR	2,058,015
286,400	@	JHSF Participacoes SA	1,670,295
36,449		Petroleo Brasileiro SA ADR	4,420,170
70,279		Uniao de Bancos Brasileiros SA GDR	7,932,391

			18,682,525

		Canada: 4.3%
76,727		Canadian National Railway Co.	3,907,706
48,884	@,L	Research In Motion Ltd.	9,776,311
95,179		Shoppers Drug Mart Corp.	4,408,479

			18,092,496

		France: 11.3%
137,155		Accor SA	12,124,609
205,950		AXA SA	8,852,897
56,908		Cie de Saint-Gobain	6,374,983
41,904		Electricite de France	4,529,115
192,509		JC Decaux SA	6,096,084
121,227		Veolia Environnement	9,521,287

			47,498,975

		Germany: 7.3%
32,567		Beiersdorf AG	2,318,064
115,313		Continental AG	16,205,992
104,976		DaimlerChrysler AG	9,663,400
18,938		Linde AG	2,278,509
1,231		MTU Aero Engines Holding AG	80,041

			30,546,006

		Guernsey: 0.6%
61,741	@	Amdocs Ltd.	2,458,527

			2,458,527

		Hong Kong: 9.8%
982,000		China Merchants Holdings International Co., Ltd.	4,753,837
1,342,000		China Mobile Ltd.	14,438,610
5,064,400		CNOOC Ltd. ADR	5,752,228
528,500		Esprit Holdings Ltd.	6,714,837
427,322	@,L	Melco PBL Entertainment Macau Ltd. ADR	5,367,164
1,658,000		Shangri-La Asia Ltd.	4,007,597

			41,034,273

		India: 1.0%
87,368	L	ICICI Bank Ltd. ADR	4,294,137

			4,294,137

		Japan: 10.4%
342,900		Chugai Pharmaceutical Co., Ltd.	6,161,471
126,386		Daikin Industries Ltd.	4,603,364
143,000		Fujitsu Ltd.	1,053,374
947,000		Marubeni Corp.	7,790,090
555,000		Mitsui Trust Holdings, Inc.	4,828,776
330		Mizuho Financial Group, Inc.	2,279,816
145,500		Nippon Electric Glass Co., Ltd.	2,565,288
139,900		Toyota Motor Corp.	8,822,989
55,000		Yamada Denki Co., Ltd.	5,744,051

			43,849,219

		Mexico: 5.8%
105,054		America Movil SA de CV ADR	6,505,994
128,682	@	Cemex SA de CV ADR	4,748,366
120,576		Fomento Economico Mexicano SA de CV ADR	4,741,048
299,941	L	Grupo Televisa SA ADR	8,281,371

			24,276,779

		Netherlands: 1.0%
75,469	L	Heineken NV	4,424,127

			4,424,127

		Singapore: 1.4%
1,105,000		CapitaLand Ltd.	5,854,370

			5,854,370

		South Korea: 1.3%
6,000		Posco	2,880,504
4,310		Samsung Electronics Co., Ltd.	2,634,929

			5,515,433

		Switzerland: 14.6%
239,525		ABB Ltd.	5,400,757
55,985	@	Actelion Ltd.	2,493,407
105,103		Holcim Ltd.	11,350,873
72,628		Lonza Group AG	6,663,675
17,019		Nestle SA	6,466,770
36,487		Roche Holding AG	6,465,006

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Switzerland (continued)
65,570		Swiss Reinsurance	$5,979,991
43,756		Syngenta AG	8,530,266
132,518		UBS AG — Reg	7,925,148

			61,275,893

		United Kingdom: 12.4%
807,019		British Sky Broadcasting PLC	10,346,923
510,499		Man Group PLC	6,209,670
212,379		Northern Rock PLC	3,674,839
112,737		Reckitt Benckiser PLC	6,171,850
118,719		Rio Tinto PLC	9,082,457
1,982,394		Tesco PLC	16,586,092

			52,071,831

		United States: 2.6%
127,383	L	Schlumberger Ltd.	10,819,912

			10,819,912

		Total Common Stock (Cost $344,337,347)	394,025,709

SHORT-TERM INVESTMENTS: 10.4%
		U.S. Government Agency Obligations: 5.1%
$21,357,000	Z	Federal Home Loan Bank, 4.600%, due 07/02/07	$21,351,542

		Total U.S. Government Agency Obligations (Cost $21,351,542)	21,351,542

		Securities Lending CollateralCC: 5.3%
22,227,000		The Bank of New York Institutional Cash Reserves Fund	22,227,000

		Total Securities Lending Collateral (Cost $22,227,000)	22,227,000

		Total Short-Term Investments (Cost $43,578,542)	43,578,542

Total Investments in Securities (Cost $387,915,889)*	104.2%	$437,604,251
Other Assets and Liabilities-Net	(4.2)	(17,708,777)

Net Assets	100.0%	$419,895,474

@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2007.
Z	Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase
*	Cost for federal income tax purposes is $390,078,311.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$55,637,770
Gross Unrealized Depreciation	(8,111,830)

Net Unrealized Appreciation	$47,525,940

Percentage of
Industry	Net Assets

Advertising	1.4%
Aerospace/ Defense	0.0
Airlines	0.5
Apparel	1.6
Auto Manufacturers	4.4
Auto Parts & Equipment	3.9
Banks	6.9
Beverages	2.2
Biotechnology	1.1
Building Materials	6.4
Chemicals	4.2
Computers	2.6
Cosmetics/ Personal Care	0.5
Distribution/ Wholesale	1.9
Diversified Financial Services	5.6
Electric	1.1
Electronics	0.6
Engineering & Construction	1.3
Food	5.5
Holding Companies — Diversified	1.1
Home Builders	0.6
Household Products/ Wares	1.5
Insurance	3.5
Investment Companies	0.8
Iron/ Steel	0.7
Lodging	5.1
Media	4.4
Mining	2.2
Oil & Gas	2.4
Oil & Gas Services	2.6
Pharmaceuticals	3.6
Real Estate	1.8
Retail	2.4
Semiconductors	0.6
Telecommunications	5.6
Transportation	0.9
Water	2.3
Short-Term Investments	10.4
Other Assets and Liabilities — Net	(4.2)

Net Assets	100.0%

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS TOTAL RETURN PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED)

Investment Type Allocation

as of June 30, 2007
(as a percent of net assets)
Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 59.4%
		Advertising: 0.1%
91,140	@@	WPP Group PLC	$1,363,133

			1,363,133

		Aerospace/ Defense: 2.0%
172,940	L	Lockheed Martin Corp.	16,278,842
84,860	L	Northrop Grumman Corp.	6,608,048
132,270		United Technologies Corp.	9,381,911

			32,268,801

		Agriculture: 1.2%
262,820	S	Altria Group, Inc.	18,434,195

			18,434,195

		Apparel: 0.5%
9,376	@,L	Hanesbrands, Inc.	253,433
130,290		Nike, Inc.	7,594,604

			7,848,037

		Auto Manufacturers: 0.5%
134,290	@@	Bayerische Motoren Werke AG	8,642,631

			8,642,631

		Auto Parts & Equipment: 0.4%
50,060	L	Johnson Controls, Inc.	5,795,446

			5,795,446

		Banks: 4.7%
593,890		Bank of America Corp.	29,035,282
393,630	@	Bank of New York Co., Inc.	16,312,027
21,910	L	Capital One Financial Corp.	1,718,620
15,786	@@	Julius Baer Holding AG	1,129,484
156,990	L	Mellon Financial Corp.	6,907,560
100,520		PNC Financial Services Group, Inc.	7,195,222
46,580		State Street Corp.	3,186,072
105,830		SunTrust Banks, Inc.	9,073,864

			74,558,131

		Beverages: 0.7%
274,797	@@	Diageo PLC	5,711,632
75,280		PepsiCo, Inc.	4,881,908

			10,593,540

		Biotechnology: 1.1%
310,200	@	Amgen, Inc.	17,150,958

			17,150,958

		Building Materials: 0.9%
514,100		Masco Corp.	14,636,427

			14,636,427

		Chemicals: 1.3%
71,390		Air Products & Chemicals, Inc.	5,737,614
26,410		Dow Chemical Co.	1,167,850
89,850	L	PPG Industries, Inc.	6,838,484
33,960	L	Praxair, Inc.	2,444,780
22,640		Sherwin-Williams Co.	1,504,881
14,420	@@	Syngenta AG	2,811,190

			20,504,799

		Commercial Services: 0.2%
77,350	@@	Accenture Ltd.	3,317,542

			3,317,542

		Computers: 0.7%
155,130		Hewlett-Packard Co.	6,921,901
18,000	L	International Business Machines Corp.	1,894,500
49,900	@,L	Sandisk Corp.	2,442,106

			11,258,507

		Cosmetics/ Personal Care: 0.5%
141,150		Procter & Gamble Co.	8,636,969

			8,636,969

		Distribution/ Wholesale: 0.4%
24,860	@,L	Wesco International, Inc.	1,502,787
57,370		WW Grainger, Inc.	5,338,279

			6,841,066

		Diversified Financial Services: 6.7%
105,260	S	American Express Co.	6,439,807
17,510		Bear Stearns Cos., Inc.	2,451,400
411,326		Citigroup, Inc.	21,096,911
166,360	L	Countrywide Financial Corp.	6,047,186
157,690		Fannie Mae	10,301,888
34,040		Franklin Resources, Inc.	4,509,279
121,600		Freddie Mac	7,381,120
49,870		Goldman Sachs Group, Inc.	10,809,323
360,170		JP Morgan Chase & Co.	17,450,237
28,700		Lehman Brothers Holdings, Inc.	2,138,724
59,380		Merrill Lynch & Co., Inc.	4,962,980
53,160		Morgan Stanley	4,459,061
53,180	@@	UBS AG — New	3,191,332
96,011	@@	UBS AG — Reg	5,741,872

			106,981,120

		Electric: 2.0%
53,770	L	Dominion Resources, Inc.	4,640,889
75,690	L	DPL, Inc.	2,145,055
26,160		Edison International	1,468,099
20,710	L	Entergy Corp.	2,223,219
177,490	L	FPL Group, Inc.	10,070,783

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS TOTAL RETURN PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Electric (continued)
26,300	L	Integrys Energy Group, Inc.	$1,334,199
95,140	@,L	NRG Energy, Inc.	3,954,970
19,820		PPL Corp.	927,378
53,420	L	Public Service Enterprise Group, Inc.	4,689,208

			31,453,800

		Food: 0.8%
113,230	L	Kellogg Co.	5,864,182
14,555	@@	Nestle SA	5,530,515
26,140		Tyson Foods, Inc.	602,266

			11,996,963

		Forest Products & Paper: 0.6%
256,050	L	Bowater, Inc.	6,388,448
46,620	@	Jefferson Smurfit Corp.	620,512
57,360	L	MeadWestvaco Corp.	2,025,955

			9,034,915

		Healthcare — Products: 2.2%
797,610	@	Boston Scientific Corp.	12,235,337
163,200	L	Cooper Cos., Inc.	8,701,824
39,370		Densply International, Inc.	1,506,296
211,290		Johnson & Johnson	13,019,690

			35,463,147

		Healthcare — Services: 0.9%
604,430	@,L	Tenet Healthcare Corp.	3,934,839
65,620		UnitedHealth Group, Inc.	3,355,807
93,880	@	WellPoint, Inc.	7,494,440

			14,785,086

		Home Builders: 0.3%
195,560	L	D.R. Horton, Inc.	3,897,511
61,680	@,L	Toll Brothers, Inc.	1,540,766

			5,438,277

		Insurance: 5.5%
85,560	L	Aflac, Inc.	4,397,784
344,720	S	Allstate Corp.	21,203,727
34,440		Chubb Corp.	1,864,582
584,460	@,L	Conseco, Inc.	12,209,369
593,800		Genworth Financial, Inc.	20,426,710
80,870		Hartford Financial Services Group, Inc.	7,966,504
131,580	L	Metlife, Inc.	8,484,278
12,770		Principal Financial Group	744,363
3,350		Prudential Financial, Inc.	325,721
182,720		Travelers Cos., Inc.	9,775,520

			87,398,558

		Investment Companies: 0.1%
57,490	@@,I	KKR Private Equity Investors LP	1,293,525

			1,293,525

		Leisure Time: 0.2%
20,400	L	Polaris Industries, Inc.	1,104,864
61,770		Royal Caribbean Cruises Ltd.	2,654,875

			3,759,739

		Machinery — Diversified: 0.7%
54,700		Deere & Co.	6,604,478
57,190	L	Rockwell Automation, Inc.	3,971,274

			10,575,752

		Media: 1.8%
3,319	L	Citadel Broadcasting Corp.	21,408
169,420	L	EW Scripps Co.	7,740,800
485,000	L	New York Times Co.	12,319,000
74,550	@	Time Warner Cable, Inc.	2,920,124
100,550	@,L	Viacom — Class B	4,185,897
43,230		Walt Disney Co.	1,475,872

			28,663,101

		Metal Fabricate/ Hardware: 0.1%
50,380		Timken Co.	1,819,222

			1,819,222

		Mining: 0.1%
58,630	@@	BHP Billiton PLC	1,628,674

			1,628,674

		Miscellaneous Manufacturing: 2.2%
28,800		3M Co.	2,499,552
9,180		Cooper Industries Ltd.	524,086
7,500		Eaton Corp.	697,500
302,680		General Electric Co.	11,586,590
184,460		Pall Corp.	8,483,315
356,400	@,L	Tyco International Ltd.	12,042,756

			35,833,799

		Oil & Gas: 7.1%
321,850	L	Anadarko Petroleum Corp.	16,732,982
76,950		Apache Corp.	6,278,351
69,139		Chevron Corp.	5,824,269
82,010		ConocoPhillips	6,437,785
196,440	L	Devon Energy Corp.	15,379,288
26,860		EOG Resources, Inc.	1,962,392
233,204		ExxonMobil Corp.	19,561,152
70,730	L	GlobalSantaFe Corp.	5,110,243
149,760		Hess Corp.	8,829,850
74,010	L	Noble Corp.	7,217,455
20,410	@@	Royal Dutch Shell PLC ADR	1,657,292
18,530	L	Sunoco, Inc.	1,476,470
76,160	@@,L	Talisman Energy, Inc.	1,472,173
159,190	@@,L	Total SA ADR	12,891,206
28,660	@	Ultra Petroleum Corp.	1,583,178

			112,414,086

		Oil & Gas Services: 0.1%
30,300	L	Halliburton Co.	1,045,350

			1,045,350

		Packaging & Containers: 1.0%
455,830	@,L	Owens-Illinois, Inc.	15,954,050

			15,954,050

		Pharmaceuticals: 2.6%
21,760	S	Abbott Laboratories	1,165,248
110,990		Eli Lilly & Co.	6,202,121
63,070	@@	GlaxoSmithKline PLC	1,642,973
62,620	@@	GlaxoSmithKline PLC ADR	3,279,409
64,100		Merck & Co., Inc.	3,192,180
59,500	L	Omnicare, Inc.	2,145,570
219,000	@,@@, L	Warner Chilcott Ltd.	3,961,710
336,070		Wyeth	19,270,254

			40,859,465

		Pipelines: 0.6%
17,280	L	Questar Corp.	913,248
293,180		Williams Cos., Inc.	9,270,352

			10,183,600

		Retail: 2.1%
188,968		CVS Corp.	6,887,884
19,440		Lowe’s Cos., Inc.	596,614
455,450		Macy’s, Inc.	18,117,801
342,040	@,L	Sally Beauty Holdings, Inc.	3,078,360

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS TOTAL RETURN PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Retail (continued)
115,950		Staples, Inc.	$2,751,494
38,420		Wal-Mart Stores, Inc.	1,848,386

			33,280,539

		Savings & Loans: 0.5%
501,900	L	New York Community Bancorp., Inc.	8,542,338

			8,542,338

		Semiconductors: 0.5%
31,160	L	Applied Materials, Inc.	619,149
306,610		Intel Corp.	7,285,054

			7,904,203

		Software: 1.4%
727,130	@,L	Compuware Corp.	8,623,762
703,200	@	Oracle Corp.	13,860,072

			22,483,834

		Telecommunications: 3.6%
168,726	L	AT&T, Inc.	7,002,129
96,690	@	Cisco Systems, Inc.	2,692,817
72,190	L	Embarq Corp.	4,574,680
196,400		Motorola, Inc.	3,476,280
592,596	@,@@, L	Nortel Networks Corp.	14,251,934
426,990	@,L	Qwest Communications International, Inc.	4,141,803
158,840		Sprint Nextel Corp.	3,289,576
21,040	@@	TELUS Corp.	1,259,536
7,460	@@	TELUS Corp.	439,441
321,430		Verizon Communications, Inc.	13,233,273
94,045	@@,L	Vodafone Group PLC ADR	3,162,733

			57,524,202

		Transportation: 0.5%
49,180	L	Burlington Northern Santa Fe Corp.	4,187,185
42,780		Norfolk Southern Corp.	2,248,945
21,500	L	United Parcel Service, Inc.	1,569,503

			8,005,633

		Total Common Stock (Cost $795,757,234)	946,173,160

CORPORATE BONDS/NOTES: 9.7%
		Auto Parts & Equipment: 0.1%
$1,329,000	C	Johnson Controls, Inc., 5.500%, due 01/15/16	$1,288,992

			1,288,992

		Banks: 1.2%
1,700,000		Bank of America Corp., 5.490%, due 03/15/19	1,612,464
1,020,000		Bank of America NA, 5.300%, due 03/15/17	975,794
1,100,000	@@,#, C,I,L	BNP Paribas, 7.195%, due 06/29/49	1,115,902
1,210,000		Capital One Financial Corp., 6.150%, due 09/01/16	1,196,686
1,200,000	@@,#, C	DBS Capital Funding Corp., 7.657%, due 03/31/49	1,279,955
759,000	@@,#, C	HBOS Capital Funding LP, 6.071%, due 12/31/49	756,476
816,000	@@,#, C	Nordea Bank AB, 5.424%, due 04/20/55	771,117
890,000		PNC Funding Corp., 5.625%, due 02/01/17	873,465
1,584,000	#,C	Unicredito Italiano Capital Trust II, 9.200%, due 10/01/49	1,750,322
2,761,000		Wachovia Corp., 5.250%, due 08/01/14	2,685,898
2,400,000	L	Wells Fargo & Co., 4.750%, due 02/09/15	2,254,049
2,010,000		Wells Fargo Bank NA, 5.750%, due 05/16/16	2,009,966
2,056,000	@@,#, C	Woori Bank, 6.125%, due 05/03/16	2,067,600

			19,349,694

		Beverages: 0.3%
1,960,000	@@	Diageo Finance BV, 5.500%, due 04/01/13	1,931,692
2,292,000	#,C	Miller Brewing Co., 5.500%, due 08/15/13	2,256,561

			4,188,253

		Building Materials: 0.0%
47,000	C	CRH America, Inc., 6.950%, due 03/15/12	48,885

			48,885

		Commercial Services: 0.2%
900,000	C	McKesson Corp., 5.700%, due 03/01/17	871,079
1,810,000	C	Western Union Co., 5.400%, due 11/17/11	1,787,418

			2,658,497

		Diversified Financial Services: 2.0%
1,860,000		American Express Co., 5.500%, due 09/12/16	1,820,853
1,704,000	#,C	BAE Systems Holdings, Inc., 5.200%, due 08/15/15	1,630,513
150,000	C,L	CIT Group, Inc., 6.100%, due 03/15/67	136,850
2,788,000		Citigroup, Inc., 5.000%, due 09/15/14	2,656,052
1,507,000	L	Countrywide Financial Corp., 6.250%, due 05/15/16	1,482,508
1,301,000	L	Credit Suisse First Boston USA, Inc., 4.125%, due 01/15/10	1,262,989
1,067,000		Credit Suisse First Boston USA, Inc., 4.875%, due 08/15/10	1,051,610
860,000	C	Fund American Cos., Inc., 5.875%, due 05/15/13	846,719
381,000		General Electric Capital Corp., 5.450%, due 01/15/13	377,471
1,332,000	C	General Electric Capital Corp., 6.750%, due 03/15/32	1,449,684
1,544,000		Goldman Sachs Group, Inc., 5.625%, due 01/15/17	1,482,467
1,245,000		HSBC Finance Corp., 5.250%, due 01/14/11	1,231,372
1,070,000	C	Merrill Lynch & Co., Inc., 6.050%, due 05/16/16	1,060,159
1,110,000	C	Merrill Lynch & Co., Inc., 6.110%, due 01/29/37	1,044,965
1,640,000	@@,#, C	Mizuho Capital Investment 1 Ltd., 6.686%, due 01/25/49	1,624,307
875,000	C	Morgan Stanley, 5.750%, due 10/18/16	856,312

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS TOTAL RETURN PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Diversified Financial Services (continued)
$1,189,000	C	Morgan Stanley, 6.750%, due 04/15/11	$1,233,807
1,274,000	@@,C	MUFG Capital Finance 1 Ltd., 6.346%, due 12/31/49	1,253,926
386,000	#,C	Natexis Ambs Co., LLC, 8.440%, due 12/29/49	396,266
1,800,000	@@	ORIX Corp., 5.480%, due 11/22/11	1,776,163
1,550,000	C	Residential Capital Corp., 6.875%, due 06/30/15	1,505,634
1,710,000	C	UBS Preferred Funding Trust V, 6.243%, due 05/15/49	1,719,643
1,253,000	@@	UFJ Finance Aruba AEC, 6.750%, due 07/15/13	1,324,672
500,000	#,C,I	ZFS Finance USA Trust I, 5.875%, due 05/09/32	493,787
1,630,000	#,C,I	ZFS Finance USA Trust I, 6.500%, due 05/09/37	1,579,260

			31,297,989

		Electric: 0.9%
1,454,000	C	Dominion Resources, Inc., 5.150%, due 07/15/15	1,383,248
2,058,000	C	Exelon Generation Co., LLC, 6.950%, due 06/15/11	2,138,451
1,848,000	C	FirstEnergy Corp., 6.450%, due 11/15/11	1,896,750
2,118,000	@@	Hydro Quebec, 6.300%, due 05/11/11	2,188,851
726,000	C	Midamerican Energy Holdings Co., 3.500%, due 05/15/08	713,826
342,000	C	Midamerican Energy Holdings Co., 5.875%, due 10/01/12	345,336
1,204,000	C,L	Midamerican Energy Holdings Co., 6.125%, due 04/01/36	1,167,036
369,000	C	Midamerican Funding, LLC, 6.927%, due 03/01/29	399,537
339,000	C	Pacific Gas & Electric Co., 4.800%, due 03/01/14	320,834
480,000	C	Pacific Gas & Electric Co., 5.800%, due 03/01/37	449,251
723,000	C	PSEG Power, LLC, 5.500%, due 12/01/15	696,593
554,000	C	PSEG Power, LLC, 6.950%, due 06/01/12	580,463
1,255,000	C	TXU Electric Delivery Co., 7.000%, due 09/01/22	1,313,782
1,229,000	C,L	TXU Energy Co., LLC, 7.000%, due 03/15/13	1,269,181

			14,863,139

		Environmental Control: 0.1%
1,061,000	C	Waste Management, Inc., 7.375%, due 08/01/10	1,112,379

			1,112,379

		Forest Products & Paper: 0.0%
584,000	C	MeadWestvaco Corp., 6.800%, due 11/15/32	534,463

			534,463

		Hand/Machine Tools: 0.1%
1,240,000	C	Kennametal, Inc., 7.200%, due 06/15/12	1,302,523

			1,302,523

		Healthcare — Products: 0.1%
1,284,000	C	Baxter International, Inc., 5.900%, due 09/01/16	1,286,130

			1,286,130

		Healthcare — Services: 0.0%
285,000	C	HCA, Inc., 8.750%, due 09/01/10	298,181

			298,181

		Holding Companies — Diversified: 0.1%
1,530,000	#,C,I	Capmark Financial Group, Inc., 5.875%, due 05/10/12	1,511,521

			1,511,521

		Household Products/Wares: 0.1%
1,371,000	C	Fortune Brands, Inc., 5.125%, due 01/15/11	1,338,898

			1,338,898

		Insurance: 0.3%
138,000	C	Allstate Corp., 5.550%, due 05/09/35	125,135
1,056,000	C	Allstate Corp., 6.125%, due 12/15/32	1,036,745
1,260,000	C	American International Group, Inc., 6.250%, due 03/15/37	1,195,232
1,770,000	C	Chubb Corp., 6.375%, due 03/29/37	1,733,981
1,020,000	C,L	Metlife, Inc., 6.400%, due 12/15/36	947,865
475,000	C	Metlife, Inc., 6.500%, due 12/15/32	490,073

			5,529,031

		Lodging: 0.2%
2,040,000	C,L	Marriott International, Inc., 6.375%, due 06/15/17	2,048,937
901,000	C	Wyndham Worldwide Corp., 6.000%, due 12/01/16	870,521

			2,919,458

		Machinery — Construction & Mining: 0.1%
1,360,000	@@,#, C,I	Atlas Copco AB, 5.600%, due 05/22/17	1,327,693

			1,327,693

		Media: 0.4%
1,263,000	C	CBS Corp., 6.625%, due 05/15/11	1,297,466
1,376,000	C	Cox Communications, Inc., 4.625%, due 06/01/13	1,290,388
1,291,000	C	Hearst-Argyle Television, Inc., 7.500%, due 11/15/27	1,294,171
791,000		News America Holdings, 8.500%, due 02/23/25	931,248
383,000	W	News America, Inc., 6.200%, due 12/15/34	358,158
980,000		Time Warner Entertainment Co. LP, 8.375%, due 07/15/33	1,140,611
1,043,000	C	Walt Disney Co., 5.625%, due 09/15/16	1,036,995

			7,349,037

		Mining: 0.1%
1,300,000	@@,C, L	Vale Overseas Ltd., 6.250%, due 01/23/17	1,295,866

			1,295,866

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS TOTAL RETURN PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Office/Business Equipment: 0.1%
$710,000	C	Xerox Corp., 5.500%, due 05/15/12	$698,536
365,000	C	Xerox Corp., 6.400%, due 03/15/16	367,858

			1,066,394

		Oil & Gas: 0.4%
710,000	C	Anadarko Petroleum Corp., 5.950%, due 09/15/16	694,469
1,752,000	C	Devon OEI Operating, Inc., 7.250%, due 10/01/11	1,845,706
1,000,000	@@,C	Nexen, Inc., 5.875%, due 03/10/35	900,316
130,000	C	Ocean Energy, Inc., 4.375%, due 10/01/07	129,628
194,000		Pemex Project Funding Master Trust, 8.625%, due 02/01/22	239,559
870,000	@@,#, C	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.832%, due 09/30/16	856,813
1,050,000	C	Valero Energy Corp., 6.875%, due 04/15/12	1,100,707
1,620,000	C	XTO Energy, Inc., 5.650%, due 04/01/16	1,575,810

			7,343,008

		Oil & Gas Services: 0.1%
714,000	C	Halliburton Co., 5.500%, due 10/15/10	713,836
400,000	#,C,I	Weatherford International, Inc., 6.350%, due 06/15/17	406,021

			1,119,857

		Pharmaceuticals: 0.3%
1,350,000	C	Allergan, Inc., 5.750%, due 04/01/16	1,344,828
981,000	C	Cardinal Health, Inc., 5.850%, due 12/15/17	954,479
420,000	C	Hospira, Inc., 5.550%, due 03/30/12	416,770
1,495,000	C	Hospira, Inc., 6.050%, due 03/30/17	1,474,841

			4,190,918

		Pipelines: 0.2%
981,000	C	Centerpoint Energy, Inc., 7.875%, due 04/01/13	1,072,040
271,000	C	Kinder Morgan Energy Partners LP, 5.125%, due 11/15/14	255,989
1,421,000	C	Kinder Morgan Energy Partners LP, 6.750%, due 03/15/11	1,471,745
11,000	C	Kinder Morgan Energy Partners LP, 7.400%, due 03/15/31	11,629
400,000	C	Kinder Morgan Energy Partners LP, 7.750%, due 03/15/32	438,720
744,000	C	Spectra Energy Capital, LLC, 8.000%, due 10/01/19	827,386

			4,077,509

		Real Estate: 0.2%
1,580,000	C	ERP Operating LP, 5.750%, due 06/15/17	1,551,860
1,938,000	#,C	Socgen Real Estate Co., LLC, 7.640%, due 12/29/49	1,947,521

			3,499,381

		Real Estate Investment Trusts: 0.4%
327,000	C	Boston Properties, Inc., 5.000%, due 06/01/15	309,871
1,570,000	C	HRPT Properties Trust, 6.250%, due 08/15/16	1,582,139
820,000	C	Kimco Realty Corp., 5.783%, due 03/15/16	811,096
45,000	C	Kimco Realty Corp., 6.000%, due 11/30/12	45,599
1,568,000	C,L	Prologis, 5.750%, due 04/01/16	1,549,222
694,000	C	Simon Property Group LP, 5.100%, due 06/15/15	660,739
1,190,000	C,L	Simon Property Group LP, 5.875%, due 03/01/17	1,185,562
397,000	C	Vornado Realty LP, 4.750%, due 12/01/10	385,001

			6,529,229

		Regional (state/province): 0.1%
1,800,000	@@,L	Province of Ontario Canada, 5.000%, due 10/18/11	1,783,804

			1,783,804

		Retail: 0.4%
670,000	C	CVS Caremark Corp., 5.750%, due 06/01/17	647,630
910,000	C	CVS Corp., 6.125%, due 08/15/16	903,670
410,000	C	Federated Retail Holdings, Inc., 5.350%, due 03/15/12	403,214
1,100,000	C	Home Depot, Inc., 5.400%, due 03/01/16	1,032,873
1,506,000	C	Limited Brands, 5.250%, due 11/01/14	1,402,896
1,706,000		Wal-Mart Stores, Inc., 5.250%, due 09/01/35	1,496,414

			5,886,697

		Telecommunications: 1.0%
594,000	C	AT&T Mobility, LLC, 6.500%, due 12/15/11	614,871
1,181,000	C	BellSouth Corp., 6.550%, due 06/15/34	1,182,723
1,163,000	C	Cisco Systems, Inc., 5.500%, due 02/22/16	1,136,786
1,542,000	@@,C	Deutsche Telekom International Finance BV, 5.750%, due 03/23/16	1,506,781
1,605,000	C	Nextel Communications, Inc., 5.950%, due 03/15/14	1,530,754
1,280,000	C,L	SBC Communications, Inc., 6.150%, due 09/15/34	1,231,227
609,000	@@,C	Telecom Italia Capital SA, 5.250%, due 11/15/13	581,069
800,000	@@,C	Telefonica Emisones SAU, 7.045%, due 06/20/36	831,066
600,000	@@,C	Telefonica Europe BV, 7.750%, due 09/15/10	636,499
1,598,000	@@,C	TELUS Corp., 8.000%, due 06/01/11	1,710,253
3,298,000	C	Verizon New York, Inc., 6.875%, due 04/01/12	3,441,981
1,632,000	@@,C	Vodafone Group PLC, 5.625%, due 02/27/17	1,563,355

			15,967,365

		Transportation: 0.2%
1,760,000	C	Burlington Northern Santa Fe Corp., 5.650%, due 05/01/17	1,717,700
588,000	C	CSX Corp., 6.750%, due 03/15/11	608,208

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS TOTAL RETURN PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Transportation (continued)
$760,000		CSX Corp., 7.900%, due 05/01/17	$847,661
401,000	C	Union Pacific Corp., 6.125%, due 01/15/12	406,616

			3,580,185

		Total Corporate Bonds/Notes (Cost $157,595,242)	154,544,976

U.S. GOVERNMENT AGENCY OBLIGATIONS: 15.3%
		Federal Home Loan Bank: 0.1%
990,000	C	3.900%, due 02/25/08	980,953

			980,953

		Federal Home Loan Mortgage Corporation: 3.7%
1,869,355		4.500%, due 08/01/18	1,782,380
1,627,859		4.500%, due 11/01/18	1,552,120
2,669,068		4.500%, due 01/01/19	2,544,885
72,114		4.500%, due 03/01/19	68,647
135,390		4.500%, due 02/01/20	128,881
1,308,608		4.500%, due 04/01/35	1,191,756
53,054		5.000%, due 12/01/17	51,472
104,999		5.000%, due 03/01/18	101,877
1,825,308		5.000%, due 05/01/18	1,771,044
1,627,611		5.000%, due 02/01/19	1,577,275
3,547,877		5.000%, due 09/01/33	3,343,584
1,729,505		5.000%, due 11/01/33	1,629,917
683,855		5.000%, due 03/01/34	643,821
466,467		5.000%, due 04/01/34	439,159
551,580		5.000%, due 05/01/35	518,468
1,145,696		5.000%, due 07/01/35	1,076,918
1,785,653		5.000%, due 08/01/35	1,678,458
820,680		5.000%, due 09/01/35	771,414
4,034,138		5.000%, due 10/01/35	3,791,965
674,177		5.500%, due 01/01/19	665,635
60,009		5.500%, due 04/01/19	59,314
43,950		5.500%, due 06/01/19	43,394
157,794		5.500%, due 07/01/19	155,795
133,421		5.500%, due 08/01/19	131,730
20,873		5.500%, due 12/01/19	20,609
16,697		5.500%, due 02/01/20	16,461
640,597		5.500%, due 10/01/21	631,538
1,239,970		5.500%, due 06/01/25	1,210,245
565,191		5.500%, due 07/01/25	551,642
900,601		5.500%, due 08/01/25	879,011
904,408		5.500%, due 09/01/25	882,727
2,792,191		5.500%, due 05/01/33	2,706,339
2,358,111		5.500%, due 12/01/33	2,285,605
3,235,805		5.500%, due 01/01/34	3,136,314
332,565		5.500%, due 04/01/34	322,018
1,103,838		5.500%, due 10/01/34	1,068,833
202,425		5.500%, due 11/01/34	196,006
162,784		5.500%, due 05/01/35	157,394
750,956		5.500%, due 07/01/35	726,090
469,447		5.500%, due 09/01/35	453,903
130,989		6.000%, due 04/01/16	131,744
221,931		6.000%, due 04/01/17	223,194
113,727		6.000%, due 07/01/17	114,374
159,393		6.000%, due 10/01/17	160,300
1,709,040		6.000%, due 08/01/19	1,717,239
291,938		6.000%, due 09/01/19	293,339
450,217		6.000%, due 05/01/21	452,304
1,070,952		6.000%, due 02/01/23	1,076,883
377,222		6.000%, due 12/01/25	377,693
357,602		6.000%, due 02/01/26	358,049
248,007		6.000%, due 04/01/34	246,608
44,079		6.000%, due 05/01/34	43,830
968,445		6.000%, due 07/01/34	962,981
3,246,672		6.000%, due 08/01/34	3,228,355
295,517		6.000%, due 09/01/34	293,850
321,036		6.000%, due 07/01/35	318,700
755,259		6.000%, due 08/01/35	749,764
529,052		6.000%, due 03/01/36	524,642
462,397		6.000%, due 10/01/36	459,788
1,933,432		6.000%, due 11/01/36	1,917,317
957,000		6.000%, due 03/01/37	948,398
378,637		6.000%, due 05/01/37	375,233
1,131,000		6.000%, due 06/01/37	1,120,833
181,163		6.500%, due 05/01/34	183,965
278,682		6.500%, due 06/01/34	282,992
1,214,318		6.500%, due 08/01/34	1,233,099
337,102		6.500%, due 10/01/34	343,377

			59,103,495

		Federal National Mortgage Corporation: 10.7%
150,588		4.010%, due 08/01/13	139,955
514,412		4.019%, due 08/01/13	477,809
652,809		4.500%, due 04/01/18	622,223
1,373,122		4.500%, due 06/01/18	1,308,787
885,069		4.500%, due 07/01/18	843,601
1,141,629		4.500%, due 03/01/19	1,086,527
1,009,829		4.500%, due 04/01/20	961,089
336,296		4.500%, due 05/01/20	319,362
500,804		4.500%, due 02/01/35	456,385
1,966,413		4.500%, due 03/01/35	1,790,540
1,088,459		4.547%, due 05/01/14	1,031,186
152,520		4.620%, due 04/01/13	146,358
373,455		4.630%, due 04/01/14	354,225
786,051		4.780%, due 12/01/12	761,402
434,757		4.839%, due 08/01/14	417,779
21,630		4.845%, due 06/01/13	20,849
443,296		4.880%, due 03/01/20	430,291
2,280,363		4.925%, due 04/01/15	2,194,091
240,000		4.940%, due 08/01/15	230,575
847,547		5.000%, due 11/01/17	822,233
3,578,102		5.000%, due 02/01/18	3,471,230
167,840		5.000%, due 06/01/18	162,850
1,958,047		5.000%, due 12/01/18	1,892,607
1,688,695		5.000%, due 07/01/19	1,636,398
713,810		5.000%, due 09/01/19	691,704
115,136		5.000%, due 11/01/19	111,570
542,187		5.000%, due 05/01/20	524,436
839,409		5.000%, due 07/01/20	811,929
639,134		5.000%, due 11/01/33	602,142
1,265,767		5.000%, due 03/01/34	1,192,092
476,624		5.000%, due 05/01/34	448,546
656,163		5.000%, due 06/01/34	617,507
524,034		5.000%, due 08/01/34	493,162
1,430,760		5.000%, due 09/01/34	1,346,472
286,713		5.000%, due 11/01/34	269,823
259,448		5.000%, due 12/01/34	244,164
1,789,133		5.000%, due 06/01/35	1,681,251
5,888,800		5.000%, due 07/01/35	5,533,711
1,524,756		5.000%, due 08/01/35	1,432,815
2,291,684		5.000%, due 08/01/36	2,153,498
316,266		5.471%, due 11/01/15	314,611
1,092,320		5.500%, due 11/01/17	1,080,317
17,950		5.500%, due 12/01/17	17,752
498,939		5.500%, due 01/01/18	493,456
1,025,140		5.500%, due 02/01/18	1,013,700
38,577		5.500%, due 12/01/18	38,146
405,116		5.500%, due 01/01/19	400,596
727,469		5.500%, due 06/01/19	718,484
1,589,974		5.500%, due 07/01/19	1,570,337
764,097		5.500%, due 08/01/19	754,660
1,015,364		5.500%, due 09/01/19	1,002,824
165,330		5.500%, due 11/01/19	163,288
309,038		5.500%, due 12/01/19	305,221
42,278		5.500%, due 04/01/20	41,690
754,592		5.500%, due 05/01/25	736,648
514,192		5.500%, due 06/01/25	501,965
1,579,282		5.500%, due 02/01/33	1,530,401

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS TOTAL RETURN PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Federal National Mortgage Corporation (continued)
$160,551		5.500%, due 03/01/33	$155,617
24,454		5.500%, due 05/01/33	23,697
2,461,771		5.500%, due 06/01/33	2,385,576
5,280,115		5.500%, due 07/01/33	5,116,687
2,591,202		5.500%, due 11/01/33	2,511,000
418,699		5.500%, due 12/01/33	405,740
1,611,755		5.500%, due 01/01/34	1,561,869
2,118,521		5.500%, due 02/01/34	2,052,419
228,852		5.500%, due 03/01/34	221,689
684,760		5.500%, due 04/01/34	663,082
2,523,133		5.500%, due 05/01/34	2,443,254
439,852		5.500%, due 06/01/34	425,926
4,127,882		5.500%, due 07/01/34	3,997,199
1,315,399		5.500%, due 08/01/34	1,273,755
5,791,077		5.500%, due 09/01/34	5,607,741
7,434,839		5.500%, due 10/01/34	7,199,463
8,028,134		5.500%, due 11/01/34	7,773,976
3,387,640		5.500%, due 12/01/34	3,280,392
2,315,379		5.500%, due 01/01/35	2,241,394
988,501		5.500%, due 02/01/35	956,215
3,843,750		5.500%, due 03/01/35	3,717,246
1,317,603		5.500%, due 04/01/35	1,274,239
43,531		5.500%, due 05/01/35	42,098
1,059,172		5.500%, due 07/01/35	1,024,312
1,383,699		5.500%, due 08/01/35	1,338,159
3,213,025		5.500%, due 09/01/35	3,107,279
71,091		5.500%, due 10/01/35	68,751
665,081		5.500%, due 04/01/36	643,192
6,738,000	L	6.000%, due 05/15/08	6,777,397
60,285		6.000%, due 01/01/17	60,654
388,013		6.000%, due 02/01/17	390,388
719,218		6.000%, due 08/01/17	723,572
218,843		6.000%, due 03/01/18	220,168
2,072,324		6.000%, due 11/01/18	2,085,006
385,161		6.000%, due 01/01/21	387,046
577,716		6.000%, due 05/01/21	580,542
433,809		6.000%, due 11/01/25	433,681
60,044		6.000%, due 01/01/34	59,702
1,688,143		6.000%, due 03/01/34	1,676,144
3,858,533		6.000%, due 04/01/34	3,832,315
277,507		6.000%, due 05/01/34	275,514
3,520,551		6.000%, due 06/01/34	3,495,279
2,394,667		6.000%, due 07/01/34	2,377,478
2,820,350		6.000%, due 08/01/34	2,800,105
1,878,016		6.000%, due 10/01/34	1,864,535
319,882		6.000%, due 11/01/34	317,586
259,197		6.000%, due 04/01/35	257,336
81,265		6.000%, due 09/01/35	80,548
566,065		6.000%, due 10/01/35	561,071
1,018,881		6.000%, due 12/01/35	1,009,890
716,460		6.000%, due 02/01/36	709,802
930,448		6.000%, due 03/01/36	921,157
1,947,052		6.000%, due 04/01/36	1,927,609
799,780		6.000%, due 07/01/36	791,794
475,050		6.000%, due 08/01/36	470,306
1,109,792		6.000%, due 01/01/37	1,098,259
880,395		6.000%, due 02/01/37	871,105
635,837		6.000%, due 03/01/37	629,128
2,350,126		6.000%, due 04/01/37	2,325,328
655,000		6.000%, due 06/01/37	648,089
1,012,000		6.000%, due 07/01/37	1,001,322
239,459		6.330%, due 03/01/11	243,884
521,418		6.500%, due 06/01/31	531,639
64,499		6.500%, due 07/01/31	65,763
639,109		6.500%, due 09/01/31	651,637
346,767		6.500%, due 12/01/31	353,565
1,385,061		6.500%, due 07/01/32	1,409,809
1,214,926		6.500%, due 08/01/32	1,236,634
1,001,824		6.500%, due 01/01/33	1,019,724
147,633		6.500%, due 04/01/34	149,791
228,065		6.500%, due 06/01/34	231,400
912,772		6.500%, due 08/01/34	926,119
219,711		6.500%, due 03/01/36	221,882
363,397		6.500%, due 05/01/36	366,988
1,020,823		6.500%, due 01/01/37	1,030,912
1,003,746		6.500%, due 02/01/37	1,013,528
4,114,000	L	6.625%, due 09/15/09	4,237,260
3,186,000		6.625%, due 11/15/10	3,326,920
87,455		7.500%, due 02/01/30	91,512
256,769		7.500%, due 03/01/31	268,074

			170,966,134

		Government National Mortgage Association: 0.8%
130,897		4.500%, due 07/20/33	119,784
25,661		4.500%, due 08/15/33	23,594
162,098		4.500%, due 09/15/33	149,044
658,818		4.500%, due 09/20/33	602,882
269,891		4.500%, due 12/20/34	246,830
117,367		5.000%, due 07/20/33	110,798
260,196		5.000%, due 03/15/34	246,639
769,355		5.000%, due 06/15/34	729,270
198,999		5.000%, due 10/15/34	188,631
1,062,758		5.500%, due 11/15/32	1,033,956
3,887,249		5.500%, due 05/15/33	3,781,016
971,126		5.500%, due 08/15/33	944,587
90,668		5.500%, due 09/15/34	88,161
27,131		5.500%, due 02/15/35	26,366
62,856		5.500%, due 04/20/35	60,995
111,389		5.500%, due 10/15/35	108,247
844,631		6.000%, due 09/15/32	842,926
46,943		6.000%, due 10/15/32	46,848
921,840		6.000%, due 04/15/33	919,451
28,627		6.000%, due 04/15/34	28,530
906,144		6.000%, due 07/15/34	903,100
324,034		6.000%, due 09/15/34	322,946
693,474		6.000%, due 11/20/34	690,933
435,576		6.000%, due 02/20/35	433,632
176,996		6.000%, due 04/20/35	176,206
427,615		6.500%, due 11/20/35	435,136
285,368		6.500%, due 02/20/36	290,294

			13,550,802

		Total U.S. Government Agency Obligations (Cost $252,556,278)	244,601,384

U.S. TREASURY OBLIGATIONS: 8.8%
		U.S. Treasury Bonds: 4.6%
446,000	L	3.875%, due 02/15/13	423,735
2,003,000	L	4.250%, due 11/15/13	1,928,983
4,915,000	L	4.500%, due 02/15/36	4,451,919
12,351,000	L	5.375%, due 02/15/31	12,686,799
6,582,000	L	5.500%, due 02/15/08	6,603,089
17,691,000	L	5.625%, due 05/15/08	17,784,992
291,000	L	6.000%, due 02/15/26	317,736
2,217,000	L	6.250%, due 08/15/23	2,462,431
13,239,000	L	6.500%, due 02/15/10	13,755,122
9,340,000	L	6.750%, due 08/15/26	11,053,311
338,000	L	8.000%, due 11/15/21	432,561
1,183,000	C,L	10.375%, due 11/15/12	1,205,922

			73,106,600

		U.S. Treasury Notes: 3.4%
6,410,000	L	3.000%, due 11/15/07	6,366,938
1,983,000	L	3.250%, due 08/15/07	1,979,846
1,982,000	L	3.500%, due 11/15/09	1,920,992
40,244,000	L	4.875%, due 08/15/09	40,228,305
3,730,000	L	5.125%, due 06/30/11	3,759,433

			54,255,514

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS TOTAL RETURN PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Treasury Inflation Indexed Protected Securities: 0.8%
$6,699,236	L	2.000%, due 01/15/14	$6,440,169
6,202,596	L	4.250%, due 01/15/10	6,439,559

			12,879,728

		Total U.S. Treasury Obligations (Cost $141,422,391)	140,241,842

ASSET-BACKED SECURITIES: 1.0%
		Automobile Asset-Backed Securities: 0.0%
22,964	C	Capital One Auto Finance Trust, 3.180%, due 09/15/10	22,887

			22,887

		Home Equity Asset-Backed Securities: 0.2%
1,420,000	#,C,I	Bayview Financial Revolving Mortgage Loan Trust, 6.120%, due 12/28/40	1,419,993
1,031,000	C	GMAC Mortgage Corp. Loan Trust, 5.805%, due 10/25/36	1,026,566
1,160,000	C	Residential Funding Mortgage Securities II, Inc., 5.320%, due 12/25/35	1,145,027

			3,591,586

		Other Asset-Backed Securities: 0.8%
32,091	C	Countrywide Asset-Backed Certificates, 4.575%, due 07/25/35	31,929
628,588	C	Countrywide Asset-Backed Certificates, 4.823%, due 08/25/35	624,372
880,000	C	Countrywide Asset-Backed Certificates, 5.689%, due 10/25/46	874,058
553,068	C	Residential Asset Mortgage Products, Inc., 4.109%, due 01/25/35	548,600
710,449	C	Small Business Administration, 4.770%, due 04/01/24	677,496
1,049,585	C	Small Business Administration, 4.990%, due 09/01/24	1,013,129
1,124,085	C	Small Business Administration, 5.090%, due 10/01/25	1,085,114
3,601,917	C	Small Business Administration, 5.110%, due 08/01/25	3,487,539
1,161,214	C	Small Business Administration, 5.180%, due 05/01/24	1,135,294
825,581	C	Small Business Administration, 5.390%, due 12/01/25	812,636
2,128,158	C	Structured Asset Securities Corp., 4.670%, due 03/25/35	2,107,127

			12,397,294

		Total Asset-Backed Securities (Cost $16,333,598)	16,011,767

COLLATERALIZED MORTGAGE OBLIGATIONS: 4.1%
1,650,000	C,L	Banc of America Commercial Mortgage, Inc., 4.857%, due 07/10/43	1,555,742
1,506,237	C	Banc of America Commercial Mortgage, Inc., 5.353%, due 09/10/47	1,450,955
1,461,712	C	Banc of America Commercial Mortgage, Inc., 5.482%, due 01/15/49	1,413,556
1,069,472	C	Bear Stearns Commercial Mortgage Securities, 5.116%, due 02/11/41	1,026,757
37,336	#,C	BlackRock Capital Finance LP, 7.750%, due 09/25/26	37,225
141,857	C	Chase Commercial Mortgage Securities Corp., 7.543%, due 07/15/32	143,802
1,914,366	C	Citigroup Commercial Mortgage Trust, 5.462%, due 10/15/49	1,849,413
350,000	C	Citigroup/ Deutsche Bank Commercial Mortgage Trust, 5.400%, due 07/15/44	343,673
1,900,000	C	Citigroup/ Deutsche Bank Commercial Mortgage Trust, 5.648%, due 10/15/48	1,865,044
1,436,929	#,C,I	Citigroup/ Deutsche Bank Commercial Mortgage Trust, 5.882%, due 12/11/49	1,308,242
1,900,000	C	Credit Suisse Mortgage Capital Certificates, 5.343%, due 12/15/39	1,819,948
1,135,308	C	Credit Suisse Mortgage Capital Certificates, 5.509%, due 09/15/39	1,099,444
454,293	#	Crimmi Mae Commercial Mortgage Trust, 7.000%, due 06/02/33	436,802
417,933	C	Deutsche Mortgage and Asset Receiving Corp., 6.538%, due 06/15/31	418,518
722,928	C	Entergy Louisiana, LLC, 8.090%, due 01/02/17	739,433
130,286	#,C	Falcon Franchise Loan, LLC, 7.382%, due 05/05/10	131,578
1,060,000	C	GE Capital Commercial Mortgage Corp., 5.518%, due 03/10/44	1,027,159
1,146,069	C	Greenwich Capital Commercial Funding Corp., 4.305%, due 08/10/42	1,117,192
1,240,876	C	Greenwich Capital Commercial Funding Corp., 5.224%, due 04/10/37	1,195,605
1,608,000	C	Greenwich Capital Commercial Funding Corp., 5.317%, due 06/10/36	1,571,834
975,000	C	Greenwich Capital Commercial Funding Corp., 6.113%, due 07/10/38	981,818
1,130,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.780%, due 07/15/42	1,051,558

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS TOTAL RETURN PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

$1,400,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.948%, due 09/12/37	$1,318,054
1,671,379	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.038%, due 03/15/46	1,594,039
1,590,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.372%, due 05/15/47	1,522,345
1,608,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.380%, due 05/15/41	1,567,113
942,476	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.440%, due 05/15/45	912,314
1,755,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.472%, due 01/12/43	1,702,232
1,920,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.475%, due 04/15/43	1,871,119
1,920,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.552%, due 05/12/45	1,877,501
1,860,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.855%, due 06/12/43	1,858,791
1,920,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 6.066%, due 04/15/45	1,932,813
72,155	C	LB Commercial Conduit Mortgage Trust, 6.480%, due 02/18/30	72,247
500,215	C	LB-UBS Commercial Mortgage Trust, 5.413%, due 09/15/39	482,121
814,000	C	Merrill Lynch Mortgage Trust, 5.441%, due 01/12/44	786,744
1,788,000	C	Merrill Lynch Mortgage Trust, 5.843%, due 05/12/39	1,769,905
1,950,000	C	Merrill Lynch/ Countrywide Commercial Mortgage Trust, 5.204%, due 12/12/49	1,852,065
34,248,211	#,C,^	Morgan Stanley Capital I, 0.700%, due 11/15/30	385,159
1,328,932	C	Morgan Stanley Capital I, 5.168%, due 01/14/42	1,279,349
304,022	C	Multi-Family Capital Access One, Inc., 6.650%, due 01/15/24	306,604
748,000	C	RAAC Series, 4.971%, due 09/25/34	731,742
1,373,057	#,C,I	Spirit Master Funding, LLC, 5.050%, due 07/20/23	1,279,662
645,663	#,C	System Energy Resources, Inc., 5.129%, due 01/15/14	625,480
12,669	#,C	TIAA Retail Commercial Trust, 7.170%, due 01/15/32	12,688
1,662,000	C	Wachovia Bank Commercial Mortgage Trust, 4.847%, due 10/15/41	1,568,149
2,180,000	C	Wachovia Bank Commercial Mortgage Trust, 4.935%, due 04/15/42	2,062,806
1,669,000	C	Wachovia Bank Commercial Mortgage Trust, 5.083%, due 03/15/42	1,593,355
1,900,000	C	Wachovia Bank Commercial Mortgage Trust, 5.339%, due 11/15/48	1,820,151
1,172,000	C	Wachovia Bank Commercial Mortgage Trust, 5.368%, due 10/15/44	1,127,910
1,745,000	C	Wachovia Bank Commercial Mortgage Trust, 5.466%, due 01/15/45	1,694,601
831,000	C,^	Wachovia Bank Commercial Mortgage Trust, 5.491%, due 12/15/44	803,603
1,900,000	C	Wachovia Bank Commercial Mortgage Trust, 5.603%, due 10/15/48	1,857,162
1,320,000	C	Wachovia Bank Commercial Mortgage Trust, 5.795%, due 07/15/45	1,308,197
1,380,000	#,C,I	Wachovia Bank Commercial Mortgage Trust, 6.021%, due 12/15/43	1,286,891
1,330,000	C	Wachovia Bank Commercial Mortgage Trust, 6.164%, due 06/15/45	1,341,837

		Total Collateralized Mortgage Obligations (Cost $68,186,968)	64,790,047

OTHER BONDS: 0.1%
		Foreign Government Bonds: 0.1%
410,000		Financing Corp., 9.650%, due 11/02/18	553,769
694,000	@@	Israel Government International Bond, 4.625%, due 06/15/13	657,474

		Total Other Bonds (Cost $1,281,499)	1,211,243

		Total Long-Term Investments (Cost $1,433,133,210)	1,567,574,419

SHORT-TERM INVESTMENTS: 19.4%
		Commercial Paper: 1.3%
5,520,000	Z	Cargill, Inc., 5.370%, due 07/02/07	5,518,353
14,371,000	Z	Ciesco, LLC, 5.370%, due 07/02/07	14,366,713

		Total Commercial Paper (Cost $19,885,066)	19,885,066

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS TOTAL RETURN PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal
Amount		Value

	Securities Lending CollateralCC: 18.1%
$288,510,000	The Bank of New York Institutional Cash Reserves Fund	$288,510,000

	Total Securities Lending Collateral (Cost $288,510,000)	288,510,000

	Total Short-Term Investments (Cost $308,395,066)	308,395,066

Total Investments in Securities (Cost $1,741,528,276)*	117.8%	$1,875,969,485
Other Assets and Liabilities-Net	(17.8)	(283,226,670)

Net Assets	100.0%	$1,592,742,815

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security
S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2007.
^	Interest Only (IO) Security
Z	Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase
*	Cost for federal income tax purposes is $1,746,038,300.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$158,212,990
Gross Unrealized Depreciation	(28,281,805)

Net Unrealized Appreciation	$129,931,185

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS UTILITIES PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED)

Industry Allocation

as of June 30, 2007
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 89.9%
		Advertising: 0.3%
22,090	@	R.H. Donnelley Corp.	$1,673,980

			1,673,980

		Electric: 42.9%
179,980	@	AES Corp.	3,937,962
92,889,780	@@	AES Tiete SA	3,515,269
54,100		Ameren Corp.	2,651,441
262,520		American Electric Power Co., Inc.	11,823,901
9,730		Avista Corp.	209,682
271,270	@@	British Energy Group PLC	2,926,428
131,970	@@	CEZ AS	6,786,231
514,320		CMS Energy Corp.	8,846,304
121,810		Consolidated Edison, Inc.	5,496,067
134,680		Constellation Energy Group, Inc.	11,740,056
59,380		Dominion Resources, Inc.	5,125,088
201,810		DPL, Inc.	5,719,295
122,810		DTE Energy Co.	5,921,898
227,680	@	Dynegy, Inc. — Class A	2,149,299
72,333	@@,S	E.ON AG	12,076,910
161,080	S	Edison International	9,039,810
79,030,000	@@	Eletropaulo Metropolitana de Sao Paulo SA	5,201,067
263,710	@@	Enersis SA ADR	5,287,386
20,040		Entergy Corp.	2,151,294
72,430		Exelon Corp.	5,258,418
34,330		FirstEnergy Corp.	2,222,181
141,260		FPL Group, Inc.	8,015,092
86,219	@@	Iberdrola SA	4,814,170
51,860		Integrys Energy Group, Inc.	2,630,858
533,810	@@,S	International Power PLC	4,588,465
212,090		MDU Resources Group, Inc.	5,947,004
153,190	@	Mirant Corp.	6,533,554
25,000		Northeast Utilities	709,000
455,380	@,S	NRG Energy, Inc.	18,930,147
178,280		Pepco Holdings, Inc.	5,027,496
15,700		PG&E Corp.	711,210
49,310		Portland General Electric Co.	1,353,066
20,400		PPL Corp.	954,516
148,520		Public Service Enterprise Group, Inc.	13,037,086
139,130	@@	Red Electrica de Espana	6,521,077
55,115	@@	RWE AG	5,846,610
8,700	@@	Suez SA	497,365
13,440	@,@@	Unified Energy System GDR	1,821,120
10,400		Wisconsin Energy Corp.	459,992
103,400		Xcel Energy, Inc.	2,116,598

			208,600,413

		Energy — Alternate Sources: 0.6%
97,060	@	Covanta Holding Corp.	2,392,529
6,000	@,@@	Trina Solar Ltd. ADR	308,700

			2,701,229

		Gas: 3.0%
47,330		AGL Resources, Inc.	1,915,918
329,770	@@,S	Enagas	8,144,592
28,650	@@	Gaz de France	1,445,250
52,760		Sempra Energy	3,124,975

			14,630,735

		Internet: 0.4%
19,152	@@	Iliad SA	1,929,141

			1,929,141

		Media: 5.8%
161,190		Citadel Broadcasting Corp.	1,039,676
265,085	@	Comcast Corp. — Special Class A	7,411,777
109,520	@@	Grupo Televisa SA ADR	3,023,847
138,700	@,@@	NET Servicos de Comunicacao SA	2,290,096
101,100		News Corp., Inc. — Class A	2,144,331
87,460	@@	Rogers Communications, Inc. — Class B (Canadian Denominated Security)	3,729,109
217,360	@	Time Warner Cable, Inc.	8,513,991

			28,152,827

		Oil & Gas: 5.1%
24,850		Apache Corp.	2,027,512
61,630		GlobalSantaFe Corp.	4,452,768
48,400		Noble Corp.	4,719,968
46,970	@@	OAO Gazprom ADR	1,953,164
216,060	@@	Talisman Energy, Inc.	4,178,208
30,340	@@	Total SA	2,459,913
56,640	@	Ultra Petroleum Corp.	3,128,794
88,750	@	Venoco, Inc.	1,656,963

			24,577,290

		Oil & Gas Services: 0.2%
27,400		Halliburton Co.	945,300

			945,300

		Pipelines: 8.3%
354,820		El Paso Corp.	6,113,549
13,400	@@	Enbridge, Inc.	451,594
236,220		Equitable Resources, Inc.	11,707,063
96,640		Questar Corp.	5,107,424
120,020		Spectra Energy Corp.	3,115,719
443,021		Williams Cos., Inc.	14,008,320

			40,503,669

		Telecommunications: 22.8%
30,350		Alltel Corp.	2,050,143
87,070	@@	America Movil SA de CV ADR	5,392,245
11,270	@	American Tower Corp.	473,340
365,540		AT&T, Inc.	15,169,910

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS UTILITIES PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Telecommunications (continued)
308,310	@@	Cellcom Israel Ltd.	$8,160,966
92,090		Citizens Communications Co.	1,406,214
94,940		Embarq Corp.	6,016,348
36,280	@,@@	Global Crossing Ltd.	684,966
137,020	@@	Hellenic Telecommunications Organization SA	4,246,813
782,000	@,@@	Hutchison Telecommunications International Ltd.	1,007,210
11,570	@	Leap Wireless International, Inc.	977,665
57,440	@,@@	Mobile Telesystems Finance SA ADR	3,479,141
60,100		NTELOS Holdings Corp.	1,661,164
54,680	@@	Orascom Telecom GDR	3,490,203
29,300	@@	Philippine Long Distance -Sponsored ADR	1,675,960
28,800	@@	Philippine Long Distance Telephone Co.	1,646,266
798,860	@	Qwest Communications International, Inc.	7,748,942
924,900	@@	Singapore Telecommunications Ltd.	2,056,998
12,200	@@	Tele Norte Leste Participacoes SA	483,193
94,200	@,@@	Telecom Argentina SA ADR	2,347,464
72,040	@@	Telecom Egypt	219,442
15,750	@@	Telecom Egypt GDR REG S	239,882
385,050	@@	Telefonica SA	8,568,931
63,600	@@	Telekom Austria AG	1,583,819
382,070	@,@@	Telenor ASA	7,468,277
62,150	@@	TELUS Corp.	3,661,030
86,420	@@	Tim Participacoes SA ADR	2,978,897
121,200		Verizon Communications, Inc.	4,989,804
1,786,940	@@	Vodafone Group PLC	5,987,699
317,824		Windstream Corp.	4,691,082

			110,564,014

		Water: 0.5%
31,020	@@	Veolia Environnement	2,436,341

			2,436,341

		Total Common Stock (Cost $367,866,182)	436,714,939

PREFERRED STOCK: 4.9%
		Electric: 4.2%
173,090		Entergy Corp.	11,387,591
19,840		NRG Energy, Inc.	7,327,507
33,240		PNM Resources, Inc.	1,662,000

			20,377,098

		Pipelines: 0.7%
2,260		El Paso Corp.	3,302,425

			3,302,425

		Total Preferred Stock (Cost $19,582,989)	23,679,523

CONVERTIBLE BONDS: 0.6%
		Coal: 0.2%
$1,160,000	C	Peabody Energy Corp., 4.750%, due 12/15/66	$1,231,050

			1,231,050

		Energy — Alternate Sources: 0.1%
376,000	C	Covanta Holding Corp., 1.000%, due 02/01/27	388,690

			388,690

		Telecommunications: 0.3%
990,000	C	Level 3 Communications, Inc., 3.500%, due 06/15/12	1,253,588

			1,253,588

		Total Convertible Bonds (Cost $2,843,220)	2,873,328

CORPORATE BONDS/ NOTES: 1.2%
		Electric: 0.7%
1,100,000	C	Mirant North America, LLC, 7.375%, due 12/31/13	1,130,250
2,350,000	C	Reliant Energy, Inc., 7.625%, due 06/15/14	2,303,000

			3,433,250

		Telecommunications: 0.5%
2,350,000	C	Embarq Corp., 7.082%, due 06/01/16	2,367,030

			2,367,030

		Total Corporate Bonds/ Notes (Cost $5,859,369)	5,800,280

		Total Long-Term Investments (Cost $396,151,760)	469,068,070

SHORT-TERM INVESTMENTS: 4.4%
		Commercial Paper: 4.4%
7,701,000	Z	Cargill, Inc., 5.370%, due 07/02/07	7,698,703
13,925,000	Z	CRC Funding, LLC, 5.360%, due 07/02/07	13,920,853

		Total Short-Term Investments (Cost $21,619,556)	21,619,556

Total Investments in Securities (Cost $417,771,316)*	101.0%	$490,687,626
Other Assets and Liabilities-Net	(1.0)	(4,876,635)

Net Assets	100.0%	$485,810,991

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
C	Bond may be called prior to maturity date.
S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
Z	Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase
*	Cost for federal income tax purposes is $418,056,423.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$76,552,996
Gross Unrealized Depreciation	(3,921,793)

Net Unrealized Appreciation	$72,631,203

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS UTILITIES PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

At June 30, 2007 the following forward currency contracts were outstanding for the ING MFS Utilities Portfolio:

			In		Unrealized
		Settlement	Exchange		Appreciation/
Currency	Buy/Sell	Date	For	Value	(Depreciation)

EURO EUR 192,545	Buy	7/23/07	259,667	260,810	$1,143
EURO EUR 110,796	Buy	7/23/07	149,125	150,078	953
EURO EUR 227,380	Buy	7/23/07	306,248	307,995	1,747
EURO EUR 37,703	Buy	7/23/07	50,809	51,070	261
EURO EUR 79,674	Buy	9/17/07	106,335	108,122	1,787
EURO EUR 124,562	Buy	9/17/07	166,390	169,039	2,649
EURO EUR 102,303	Buy	9/17/07	137,259	138,832	1,573
EURO EUR 203,515	Buy	9/17/07	273,054	276,183	3,129
EURO EUR 173,731	Buy	9/19/07	233,693	235,778	2,085
EURO EUR 94,939	Buy	9/19/07	127,508	128,846	1,338
EURO EUR 86,515	Buy	9/19/07	116,827	117,413	586
EURO EUR 469,759	Buy	9/19/07	633,305	637,530	4,225
British Pound Sterling GBP 74,985	Buy	9/19/07	150,028	150,396	368

					$21,844

EURO EUR 85,544	Sell	7/23/07	115,843	115,872	$(29)
EURO EUR 1,882,789	Sell	7/23/07	2,549,165	2,550,308	(1,143)
EURO EUR 122,089	Sell	7/23/07	164,776	165,374	(598)
EURO EUR 98,686	Sell	7/23/07	133,190	133,673	(483)
EURO EUR 9,412	Sell	7/23/07	12,693	12,749	(56)
EURO EUR 18,762	Sell	7/23/07	25,252	25,413	(161)
EURO EUR 119,208	Sell	7/23/07	160,349	161,472	(1,123)
EURO EUR 4,015	Sell	7/23/07	5,410	5,438	(28)
EURO EUR 175,882	Sell	9/17/07	234,685	238,684	(3,999)
EURO EUR 1,973,616	Sell	9/17/07	2,634,599	2,678,324	(43,725)
EURO EUR 1,030,113	Sell	9/17/07	1,374,593	1,397,930	(23,337)
EURO EUR 131,000	Sell	9/17/07	174,872	177,776	(2,904)
EURO EUR 583,249	Sell	9/17/07	778,759	791,506	(12,747)
EURO EUR 20,424,321	Sell	9/19/07	27,328,763	27,718,730	(389,967)
EURO EUR 2,958	Sell	9/19/07	3,984	4,015	(31)
EURO EUR 47,766	Sell	9/19/07	64,190	64,826	(636)
EURO EUR 123,203	Sell	9/19/07	166,367	167,204	(837)
EURO EUR 59,098	Sell	9/19/07	79,530	80,204	(674)
British Pound Sterling GBP 72,344	Sell	9/19/07	142,742	145,098	(2,356)
British Pound Sterling GBP 2,708,567	Sell	9/19/07	5,341,701	5,432,509	(90,808)
British Pound Sterling GBP 698,831	Sell	9/19/07	1,378,843	1,401,629	(22,786)
British Pound Sterling GBP 636,599	Sell	9/19/07	1,255,093	1,276,810	(21,718)

					$(620,145)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING OPPENHEIMER MAIN STREET PORTFOLIO®
AS OF JUNE 30, 2007 (UNAUDITED)

Industry Allocation

as of June 30, 2007
(as a percent of net assets)

Oil & Gas	12.3%

Pharmaceuticals	7.2%

Computers	7.0%

Diversified Financial Services	6.7%

Telecommunications	6.6%

Software	6.0%

Banks	5.5%

Insurance	5.4%

Retail	4.7%

Media	3.8%

Miscellaneous Manufacturing	3.8%

Healthcare — Services	3.6%

Industries between 1.8% – 3.4%(1)	15.3%

Industries less than 1.8%(2)	12.7%

Other Assets and Liabilities — Net*	(0.6)%

Net Assets	100.0%

*	Includes short-term investments related to securities lending collateral and U.S. government agency obligation.

(1)	Includes six industries, which each represents 1.8% – 3.4% of net assets.
(2)	Includes twenty industries, which each represents less than 1.8% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 100.6%
		Advertising: 0.3%
31,800		Omnicom Group	$1,682,856

			1,682,856

		Aerospace/Defense: 3.4%
30,900		Boeing Co.	2,971,344
27,900		General Dynamics Corp.	2,182,338
36,600		Lockheed Martin Corp.	3,445,158
42,300		Northrop Grumman Corp.	3,293,901
59,900		Raytheon Co.	3,228,011
47,100		United Technologies Corp.	3,340,803

			18,461,555

		Agriculture: 2.2%
168,400		Altria Group, Inc.	11,811,576

			11,811,576

		Apparel: 0.3%
33,800	@	Coach, Inc.	1,601,782
2,000		Nike, Inc.	116,580

			1,718,362

		Banks: 5.5%
213,008		Bank of America Corp.	10,413,961
58,300	@	Bank of New York Co., Inc.	2,415,952
35,000		Fifth Third Bancorp	1,391,950
27,200	L	SunTrust Banks, Inc.	2,332,128
83,800		US Bancorp	2,761,210
87,813		Wachovia Corp.	4,500,416
165,500		Wells Fargo & Co.	5,820,635

			29,636,252

		Beverages: 1.8%
95,100		Coca-Cola Co.	4,974,681
77,000		PepsiCo, Inc.	4,993,450

			9,968,131

		Biotechnology: 0.6%
45,800	@	Amgen, Inc.	2,532,282
7,200	@	Genentech, Inc.	544,752

			3,077,034

		Chemicals: 0.8%
58,100		Dow Chemical Co.	2,569,182
17,000		PPG Industries, Inc.	1,293,870
6,100	L	Rohm & Haas Co.	333,548

			4,196,600

		Commercial Services: 0.9%
45,100	@@	Accenture Ltd.	1,934,339
43,600		McKesson Corp.	2,600,304
25,400	L	Western Union Co.	529,082

			5,063,725

		Computers: 7.0%
48,500	@	Apple, Inc.	5,918,940
128,600	@	Dell, Inc.	3,671,530
87,200		Electronic Data Systems Corp.	2,418,056
160,900	@,L	EMC Corp.	2,912,290
206,800		Hewlett-Packard Co.	9,227,416
130,000		International Business Machines Corp.	13,682,500

			37,830,732

		Cosmetics/Personal Care: 1.0%
4,900		Colgate-Palmolive Co.	317,765
83,732		Procter & Gamble Co.	5,123,561

			5,441,326

		Diversified Financial Services: 6.7%
39,040		Ameriprise Financial, Inc.	2,481,773
3,800		Bear Stearns Cos., Inc.	532,000
6,400		CIT Group, Inc.	350,912
154,900		Citigroup, Inc.	7,944,821
45,200		Fannie Mae	2,952,916
34,400		Freddie Mac	2,088,080
18,000		Goldman Sachs Group, Inc.	3,901,500
167,100		JP Morgan Chase & Co.	8,095,995
43,000		Merrill Lynch & Co., Inc.	3,593,940
51,500		Morgan Stanley	4,319,820

			36,261,757

		Electric: 1.8%
7,900		Constellation Energy Group, Inc.	688,643
128,900	L	Duke Energy Corp.	2,358,870
33,700		Edison International	1,891,244
18,100		Exelon Corp.	1,314,060
7,400	L	FirstEnergy Corp.	479,002
40,100		PG&E Corp.	1,816,530
27,200		Progress Energy, Inc.	1,240,048

			9,788,397

		Electronics: 0.4%
54,500	@	Agilent Technologies, Inc.	2,094,980

			2,094,980

		Food: 3.0%
35,500		Campbell Soup Co.	1,377,755
67,000		ConAgra Foods, Inc.	1,799,620

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING OPPENHEIMER MAIN STREET PORTFOLIO®
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Food (continued)
32,500		General Mills, Inc.	$1,898,650
36,300		HJ Heinz Co.	1,723,161
30,000	L	Kellogg Co.	1,553,700
25,829		Kraft Foods, Inc.	910,472
92,400		Kroger Co.	2,599,212
57,200		Safeway, Inc.	1,946,516
129,600		Sara Lee Corp.	2,255,040

			16,064,126

		Forest Products & Paper: 0.5%
63,700	L	International Paper Co.	2,487,485

			2,487,485

		Gas: 0.3%
26,500		Sempra Energy	1,569,595

			1,569,595

		Healthcare — Products: 3.1%
205,200		Johnson & Johnson	12,644,424
45,600		Medtronic, Inc.	2,364,816
23,100	@,L	Zimmer Holdings, Inc.	1,960,959

			16,970,199

		Healthcare — Services: 3.6%
66,400		Aetna, Inc.	3,280,160
168,809		UnitedHealth Group, Inc.	8,632,892
96,509	@	WellPoint, Inc.	7,704,313

			19,617,365

		Insurance: 5.4%
4,200	@@	ACE Ltd.	262,584
57,400		Allstate Corp.	3,530,674
103,400		American International Group, Inc.	7,241,102
49,300		Chubb Corp.	2,669,102
45,900		Cigna Corp.	2,396,898
14,600		CNA Financial Corp.	696,274
69,800		Genworth Financial, Inc.	2,401,120
5,200		Loews Corp.	265,096
21,600		Metlife, Inc.	1,392,768
40,100		Principal Financial Group	2,337,429
11,700		Prudential Financial, Inc.	1,137,591
57,200		Travelers Cos., Inc.	3,060,200
24,000	@@,L	XL Capital Ltd.	2,022,960

			29,413,798

		Internet: 1.3%
8,000	@,L	Amazon.com, Inc.	547,280
10,500	@	Google, Inc.	5,495,490
34,700	@	Liberty Media Holding Corp. — Interactive	774,851

			6,817,621

		Iron/Steel: 0.9%
36,800		Nucor Corp.	2,158,320
22,300	L	United States Steel Corp.	2,425,125

			4,583,445

		Machinery — Diversified: 0.1%
4,600		Deere & Co.	555,404

			555,404

		Media: 3.8%
61,000	L	CBS Corp. — Class B	2,032,520
13,070		Citadel Broadcasting Corp.	84,302
78,400		Clear Channel Communications, Inc.	2,965,088
52,500	@	DIRECTV Group, Inc.	1,213,275
31,300	@	EchoStar Communications Corp.	1,357,481
33,700		Gannett Co., Inc.	1,851,815
10,330	@	Liberty Media Holding Corp.	1,215,634
55,900		News Corp., Inc. — Class A	1,185,639
400		Time Warner, Inc.	8,416
63,500	@,L	Viacom — Class B	2,643,505
181,900		Walt Disney Co.	6,210,066

			20,767,741

		Metal Fabricate/Hardware: 0.3%
14,600		Precision Castparts Corp.	1,771,856

			1,771,856

		Mining: 0.3%
19,600	L	Southern Copper Corp.	1,847,496

			1,847,496

		Miscellaneous Manufacturing: 3.8%
27,500		3M Co.	2,386,725
23,200		Eaton Corp.	2,157,600
234,800		General Electric Co.	8,988,144
66,300		Honeywell International, Inc.	3,731,364
96,800	@,L	Tyco International Ltd.	3,270,872

			20,534,705

		Office/Business Equipment: 0.6%
163,000	@	Xerox Corp.	3,012,240

			3,012,240

		Oil & Gas: 12.3%
50,100	L	Anadarko Petroleum Corp.	2,604,699
26,800		Apache Corp.	2,186,612
41,000		Chesapeake Energy Corp.	1,418,600
174,394		Chevron Corp.	14,690,951
71,600		ConocoPhillips	5,620,600
338,200		ExxonMobil Corp.	28,368,216
63,000		Marathon Oil Corp.	3,777,480
72,600		Occidental Petroleum Corp.	4,202,088
48,000		Valero Energy Corp.	3,545,280

			66,414,526

		Oil & Gas Services: 1.3%
23,600	@,L	National Oilwell Varco, Inc.	2,460,064
52,900	L	Schlumberger Ltd.	4,493,326

			6,953,390

		Pharmaceuticals: 7.2%
58,800		Abbott Laboratories	3,148,740
91,600		Bristol-Myers Squibb Co.	2,890,896
4,200		Cardinal Health, Inc.	296,688
45,900		Eli Lilly & Co.	2,564,892
29,400	@	Express Scripts, Inc.	1,470,294
50,100	@	Forest Laboratories, Inc.	2,287,065
36,000	@	Medco Health Solutions, Inc.	2,807,640
101,100		Merck & Co., Inc.	5,034,780
517,900		Pfizer, Inc.	13,242,703
68,600		Schering-Plough Corp.	2,088,184
48,900		Wyeth	2,803,926

			38,635,808

		Real Estate Investment Trusts: 0.1%
7,000		General Growth Properties, Inc.	370,650

			370,650

		Retail: 4.7%
13,300		Best Buy Co., Inc.	620,711
2,129	@,L	Chipotle Mexican Grill, Inc.	167,403
88,700		Home Depot, Inc.	3,490,345
21,700		JC Penney Co., Inc.	1,570,646
42,400	@	Kohl’s Corp.	3,011,672
1,700		Lowe’s Cos., Inc.	52,173

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING OPPENHEIMER MAIN STREET PORTFOLIO®
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Retail (continued)
58,400		Macy’s, Inc.	$2,323,152
66,600		McDonald’s Corp.	3,380,616
51,300	L	Nordstrom, Inc.	2,622,456
9,400	@	Sears Holding Corp.	1,593,300
32,200		Target Corp.	2,047,920
62,500		TJX Cos., Inc.	1,718,750
18,600		Wal-Mart Stores, Inc.	894,846
63,400		Yum! Brands, Inc.	2,074,448

			25,568,438

		Savings & Loans: 0.5%
68,400	L	Washington Mutual, Inc.	2,916,576

			2,916,576

		Semiconductors: 1.7%
54,500	L	Analog Devices, Inc.	2,051,380
112,900	L	Applied Materials, Inc.	2,243,323
21,300	@,L	MEMC Electronic Materials, Inc.	1,301,856
26,600	@	Nvidia Corp.	1,098,846
67,100		Texas Instruments, Inc.	2,524,973

			9,220,378

		Software: 6.0%
34,200	@	Adobe Systems, Inc.	1,373,130
55,300		Automatic Data Processing, Inc.	2,680,391
17,200	@	Electronic Arts, Inc.	813,904
113,900		First Data Corp.	3,721,113
10,600		Mastercard, Inc.	1,758,222
601,400		Microsoft Corp.	17,723,258
210,600	@	Oracle Corp.	4,150,926

			32,220,944

		Telecommunications: 6.6%
29,900		Alltel Corp.	2,019,745
59,306		AT&T, Inc.	2,461,199
499,400	@	Cisco Systems, Inc.	13,908,291
80,400	@,L	Juniper Networks, Inc.	2,023,668
49,300		Motorola, Inc.	872,610
78,100		Qualcomm, Inc.	3,388,759
192,400	@,L	Qwest Communications International, Inc.	1,866,280
160,187		Sprint Nextel Corp.	3,317,473
144,400		Verizon Communications, Inc.	5,944,948

			35,802,973

		Transportation: 0.5%
10,600	L	CSX Corp.	477,848
2,900		Laidlaw International, Inc.	100,195
30,100	L	United Parcel Service, Inc.	2,197,299

			2,775,342

		Total Common Stock (Cost $479,884,642)	543,925,384

SHORT-TERM INVESTMENTS: 6.5%
		U.S. Government Agency Obligations: 0.1%
$498,000	Z	Federal Home Loan Bank, 4.600%, due 07/02/07	$497,873

		Total U.S. Government Agency Obligations (Cost $497,873)	497,873

		Securities Lending CollateralCC: 6.4%
34,809,000		The Bank of New York Institutional Cash Reserves Fund	34,809,000

		Total Securities Lending Collateral (Cost $34,809,000)	34,809,000

		Total Short-Term Investments (Cost $35,306,873)	35,306,873

Total Investments in Securities (Cost $515,191,515)*	107.1%	$579,232,257
Other Assets and Liabilities-Net	(7.1)	(38,361,350)

Net Assets	100.0%	$540,870,907

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2007.
Z	Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase
*	Cost for federal income tax purposes is $518,959,836.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$63,758,159
Gross Unrealized Depreciation	(3,485,738)

Net Unrealized Appreciation	$60,272,421

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO CORE BOND PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED)

Investment Type Allocation

as of June 30, 2007
(as a percent of net assets)

U.S. Government Agency Obligations	90.0%

Corporate Bonds/Notes	23.4%

Collateralized Mortgage Obligations	9.2%

Asset-Backed Securities	3.6%

Other Bonds	0.9%

Municipal Bonds	0.3%

Positions In Purchased Options	0.3%

Other Assets and Liabilities — Net*	(27.7)%

Net Assets	100.0%

*	Includes short-term investments related to commercial paper, corporate note, U.S. government agency obligation, U.S. Treasury Bill and securities lending collateral.

Portfolio holdings are subject to change daily.

Principal
Amount			Value

CORPORATE BONDS/ NOTES: 23.4%
		Aerospace/ Defense: 0.1%
$1,500,000	C	Goodrich Corp., 6.290%, due 07/01/16	$1,534,574

			1,534,574

		Agriculture: 0.1%
1,200,000	C	Reynolds American, Inc., 7.625%, due 06/01/16	1,276,549

			1,276,549

		Airlines: 0.1%
1,550,000		Continental Airlines, Inc., 7.056%, due 09/15/09	1,570,344
152,796	C,I	United Air Lines, Inc., 9.350%, due 04/07/16	21,487

			1,591,831

		Auto Manufacturers: 0.4%
3,000,000	C	DaimlerChrysler NA Holding Corp., 5.710%, due 03/13/09	3,006,783
3,681,500		Ford Motor Co., 8.360%, due 11/29/13	3,700,850

			6,707,633

		Banks: 12.4%
3,400,000		Abbey National Treasury Services PLC, 5.270%, due 07/02/08	3,401,455
9,700,000		Bank of America NA, 5.360%, due 02/27/09	9,706,625
6,100,000	@@	Bank of Ireland, 5.370%, due 12/19/08	6,107,771
1,700,000		Banque Nationale de Paris, 5.260%, due 07/03/08	1,699,014
5,700,000		Banque Nationale de Paris, 5.263%, due 05/28/08	5,702,012
15,800,000		Barclays Bank PLC, 5.281%, due 03/17/08	15,799,526
11,990,000	@@,#, C	BNP Paribas, 5.186%, due 06/29/15	11,197,497
7,500,000		Calyon New York, 5.336%, due 01/16/09	7,504,020
4,700,000	@@,#, C	Commonwealth Bank of Australia, 6.024%, due 03/15/16	4,596,008
8,000,000		Dexia Credit Local, 5.270%, due 09/29/08	8,002,360
1,600,000	@@	DnB NORBank ASA, 5.403%, due 02/25/08	1,600,333
7,600,000		Fortis Bank SA, 5.265%, due 06/30/08	7,602,888
8,000,000		Fortis Bank SA, 5.310%, due 09/30/08	8,000,856
2,000,000	@@,#, L	Glitnir Banki HF, 5.829%, due 01/18/12	2,012,566
8,300,000		Nordea Bank Finland PLC, 5.298%, due 05/28/08	8,304,773
DKK 51,742,080	@@	Nykredit Realkredit A/S, 5.000%, due 10/01/38	8,877,021
$2,850,000	#,C	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	2,673,283
DKK 52,114,782	@@	Realkredit Danmark A/S, 5.000%, due 10/01/38	8,937,381
$1,500,000	@@,#, C	Resona Bank Ltd., 5.850%, due 09/29/49	1,436,595
7,400,000		Royal Bank of Scotland, 5.260%, due 07/03/08	7,395,708
16,000,000		Royal Bank of Scotland, 5.265%, due 03/26/08	15,998,864
7,600,000		Societe Generale, 5.269%, due 06/30/08	7,603,253
16,000,000		Societe Generale, 5.270%, due 03/26/08	16,000,576
6,800,000	@@,#	Unicredit Luxembourg Finance SA, 5.405%, due 10/24/08	6,804,039
3,400,000	@@,#	VTB Capital (VNESHTORGBK), 5.955%, due 08/01/08	3,407,650
7,100,000		Wachovia Bank NA - Old, 5.360%, due 02/23/09	7,103,813
600,000		Wachovia Bank NA - Old, 5.400%, due 03/23/09	600,376

			188,076,263

		Building Materials: 0.3%
4,100,000	@@,#, C,L	C8 Capital SPV Ltd., 6.640%, due 12/31/49	4,045,462

			4,045,462

		Chemicals: 0.2%
350,000	C	Equistar Chemicals LP, 10.125%, due 09/01/08	365,750
376,000	@@,I	SigmaKalon Group BV, 5.722%, due 06/30/12	508,445
900,000	@@	SigmaKalon Group BV, 6.222%, due 09/19/12	1,225,549
836,809	@@	SigmaKalon Group BV, 6.972%, due 09/19/13	1,143,909

			3,243,653

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO CORE BOND PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Diversified Financial Services: 4.5%
JPY 572,000,000	L	Citigroup, Inc., 0.800%, due 10/30/08	$4,628,060
$900,000	S	Citigroup, Inc., 5.625%, due 08/27/12	901,186
4,200,000		Ford Motor Credit Co., 7.000%, due 10/01/13	3,896,059
900,000		Ford Motor Credit Co., 7.250%, due 10/25/11	866,972
100,000		Ford Motor Credit Co., LLC, 7.800%, due 06/01/12	97,650
JPY 24,000,000		General Electric Capital Corp., 0.550%, due 10/14/08	193,761
$26,900,000		General Electric Capital Corp., 5.355%, due 10/24/08	26,919,368
1,000,000		General Motors Acceptance Corp., 5.850%, due 01/14/09	985,889
7,650,000		Goldman Sachs Group, Inc., 5.685%, due 07/23/09	7,692,741
2,800,000		Lehman Brothers Holdings, Inc., 5.370%, due 11/24/08	2,801,207
1,400,000		Lehman Brothers Holdings, Inc., 5.445%, due 10/22/08	1,402,020
6,800,000		Merrill Lynch & Co., Inc., 5.395%, due 10/23/08	6,810,010
600,000	C	Morgan Stanley, 5.300%, due 03/01/13	588,812
500,000		Morgan Stanley, 5.467%, due 02/09/09	500,830
3,300,000	I	SLM Corp., 3.500%, due 06/30/08	3,283,500
4,525,000	C	UBS Preferred Funding Trust V, 6.243%, due 05/15/49	4,550,516
1,200,000	#,C	ZFS Finance USA Trust I, 5.875%, due 05/09/32	1,185,309

			67,303,890

		Electric: 0.5%
1,000,000	C,S	Entergy Gulf States, Inc., 3.600%, due 06/01/08	982,372
2,781,202	C,S	Midwest Generation, LLC, 8.300%, due 07/02/09	2,838,565
300,000	C	Ohio Power Co., 5.540%, due 04/05/10	300,402
3,600,000	#,C	TXU Electric Delivery Co., 5.735%, due 09/16/08	3,602,225
200,000	#,C	TXU Energy Co., LLC, 5.860%, due 09/16/08	200,135

			7,923,699

		Environmental Control: 0.1%
1,000,000		Browning-Ferris Industries, Inc., 6.375%, due 01/15/08	1,005,000

			1,005,000

		Food: 0.1%
985,050		Roundy’s, Inc., 8.070%, due 10/27/11	993,546
2,475	I	Roundy’s, Inc. - Term B, 8.070%, due 10/27/11	2,496

			996,042

		Forest Products & Paper: 0.3%
1,000,000	@@,C	Bowater Canada Finance, 7.950%, due 11/15/11	946,250
87,646	@@	Kappa-Jefferson Corp., 6.112%, due 11/29/13	119,305
119,273	@@	Kappa-Jefferson Corp., 6.118%, due 11/29/13	162,357
46,907	@@	Kappa-Jefferson Corp., 6.150%, due 11/29/13	63,851
231,919	@@	Kappa-Jefferson Corp., 6.186%, due 11/29/13	315,694
178,909	@@	Kappa-Jefferson Corp., 6.234%, due 11/29/13	243,535
435,346	@@	Kappa-Jefferson Corp., 6.335%, due 11/29/13	592,603
67,021	@@	Kappa-Jefferson Corp., 6.612%, due 11/29/13	91,960
67,532	@@	Kappa-Jefferson Corp., 6.650%, due 11/29/13	92,662
231,919	@@	Kappa-Jefferson Corp., 6.686%, due 11/29/14	315,872
178,909	@@	Kappa-Jefferson Corp., 6.734%, due 11/29/13	245,484
119,273	@@	Kappa-Jefferson Corp., 6.757%, due 11/29/13	163,656
435,346	@@	Kappa-Jefferson Corp., 6.835%, due 11/29/14	592,937

			3,946,166

		Healthcare — Services: 0.6%
7,182,000		HCA, Inc., 7.614%, due 11/14/13	7,221,975
2,100,000		Healt Management Associates, Inc., 7.070%, due 01/16/14	2,104,475

			9,326,450

		Holding Companies — Diversified: 0.2%
931,598	@@	Nordic Telephone Co. APS, 6.079%, due 11/30/13	1,273,526
1,150,000	@@	Nordic Telephone Co. APS, 6.579%, due 11/30/14	1,577,951

			2,851,477

		Home Builders: 0.3%
5,000,000	C	Lennar Corp., 5.950%, due 10/17/11	4,933,705

			4,933,705

		Insurance: 0.7%
11,100,000	C,L	Allstate Corp., 6.125%, due 05/15/37	10,713,354

			10,713,354

		Lodging: 0.1%
700,000	C	Mandalay Resort Group, 6.500%, due 07/31/09	703,500

			703,500

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO CORE BOND PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Media: 0.3%
$200,000	C,W	Echostar DBS Corp., 5.750%, due 10/01/08	$200,000
2,000,000	C	Echostar DBS Corp., 6.375%, due 10/01/11	1,965,000
1,977,500	@@	UPC Broadband Holding BV, 6.300%, due 12/31/14	2,669,766

			4,834,766

		Oil & Gas: 0.3%
500,000	@@,C, S	Conoco Funding Co., 6.350%, due 10/15/11	516,049
1,400,000		Pemex Project Funding Master Trust, 7.375%, due 12/15/14	1,528,583
2,200,000		Pemex Project Funding Master Trust, 8.625%, due 02/01/22	2,716,650
350,000		Pemex Project Funding Master Trust, 9.250%, due 03/30/18	436,625

			5,197,907

		Packaging & Containers: 0.1%
2,200,000	#,C,L	Sealed Air Corp., 5.625%, due 07/15/13	2,169,884

			2,169,884

		Pipelines: 0.2%
875,000	C	El Paso Corp., 7.750%, due 01/15/32	885,771
925,000	C,S	El Paso Corp., 7.800%, due 08/01/31	941,333
1,300,000	#,S	Williams Cos., Inc., 6.375%, due 10/01/10	1,309,750

			3,136,854

		Real Estate Investment Trusts: 0.3%
5,000,000		iStar Financial, Inc., 5.800%, due 03/15/11	4,983,545

			4,983,545

		Telecommunications: 1.2%
450,000	C	AT&T Corp., 7.300%, due 11/15/11	479,464
1,900,000	C,S	AT&T, Inc., 4.125%, due 09/15/09	1,848,539
13,900,000	#,C	BellSouth Corp., 4.240%, due 04/26/08	13,778,250
200,000	C,L	Qwest Capital Funding, Inc., 7.250%, due 02/15/11	200,000
600,000	C,L	Qwest Communications International, Inc., 7.500%, due 02/15/14	610,500
950,000	C	Qwest Corp., 8.875%, due 03/15/12	1,028,375

			17,945,128

		Total Corporate Bonds/Notes (Cost $354,178,784)	354,447,332

U.S. GOVERNMENT AGENCY OBLIGATIONS: 90.0%
		Federal Home Loan Bank: 0.1%
2,000,000	C	3.375%, due 12/19/08	1,948,396

			1,948,396

		Federal Home Loan Mortgage Corporation: 17.2%
1,660,716	C	3.500%, due 05/15/19	1,652,842
256,515	C	3.500%, due 07/15/32	239,268
830,168	C	4.000%, due 06/15/22	820,236
13,039,055		4.500%, due 07/01/14	12,575,160
4,499,326	C	4.500%, due 06/15/17	4,397,181
4,545,333	C	4.500%, due 10/15/19	4,445,697
6,629,236	C	4.500%, due 02/15/20	6,466,052
5,042,881	C	4.500%, due 05/15/24	4,986,298
7,061,726	C	4.500%, due 12/15/27	6,911,230
16,872,950		4.705%, due 06/01/35	17,078,155
551,319	C	5.000%, due 09/15/16	547,375
17,204,203	C	5.000%, due 12/15/23	17,090,770
4,394,568	C	5.000%, due 03/15/26	4,360,871
5,780,215	C	5.000%, due 05/15/26	5,721,792
8,700,000	C	5.000%, due 11/15/26	8,603,926
902,115		5.000%, due 08/01/35	847,960
1,308,510		5.000%, due 09/01/35	1,229,959
6,997,752		5.332%, due 09/01/35	6,973,127
101,733	S	5.500%, due 07/01/07	101,734
900,000	C	5.500%, due 03/15/17	899,116
2,568,487		5.500%, due 09/01/19	2,535,944
1,203,560		5.500%, due 03/01/23	1,177,395
114,500,000	W	5.500%, due 07/15/34	110,438,800
7,280,833		5.500%, due 05/01/35	7,039,744
110,421	C	5.670%, due 12/15/29	110,865
170,590		5.910%, due 11/01/31	172,534
1,529,432		6.000%, due 01/01/22	1,538,853
2,018,038		6.000%, due 03/01/22	2,029,215
4,687,801		6.000%, due 10/01/22	4,713,762
2,162,054	C	6.227%, due 10/25/44	2,182,249
53,753		6.500%, due 07/01/19	55,156
1,062,123	C	6.500%, due 02/25/43	1,069,591
19,200,000		6.974%, due 07/15/37	19,198,507
66,074	S	7.243%, due 06/01/24	67,766
2,211,505	S	7.479%, due 01/01/29	2,248,334
90,849	C	8.250%, due 08/15/21	90,723

			260,618,187

		Federal National Mortgage Corporation: 72.5%
9,284,255		3.847%, due 10/01/33	9,133,064
3,543,203		4.000%, due 05/01/13	3,413,812
4,749,769		4.000%, due 09/01/13	4,576,316
7,067,156		4.000%, due 07/01/15	6,809,077
9,881,772		4.187%, due 11/01/34	9,799,247
110,641		4.500%, due 05/01/13	107,890
123,021		4.500%, due 07/01/13	119,963
8,642,369		4.500%, due 04/25/16	8,489,690
421,283		4.500%, due 04/25/17	411,839
3,423,705	S	4.612%, due 08/01/35	3,433,398
3,686,704		4.626%, due 10/01/35	3,661,960
7,029,383		4.663%, due 10/01/35	6,989,394
3,586,356		4.724%, due 10/01/35	3,618,831
6,550,858		4.742%, due 07/01/35	6,445,463
2,865,728		4.856%, due 02/01/34	2,839,627
3,946,099	S	4.984%, due 09/01/34	3,887,568
2,383,759		5.000%, due 11/01/12	2,349,196
183,393		5.000%, due 05/01/18	177,940
874,851		5.000%, due 12/01/18	848,839
40,788		5.000%, due 01/01/19	39,575
558,766		5.000%, due 02/01/19	541,962
134,733		5.000%, due 07/01/19	130,561
250,101		5.000%, due 07/25/19	248,143
4,100,000	C,S	5.000%, due 07/29/19	3,929,112
457,714		5.000%, due 08/01/19	443,539
656,184		5.000%, due 10/01/19	635,862
642,586		5.000%, due 11/01/19	622,686
2,278,849		5.000%, due 12/01/19	2,208,276
756,878		5.000%, due 02/01/20	732,100
430,508		5.000%, due 04/01/20	416,414

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO CORE BOND PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Federal National Mortgage Corporation (continued)
$18,975,313		5.000%, due 08/01/20	$18,354,097
1,233,665		5.000%, due 09/01/20	1,193,277
7,204,299		5.000%, due 10/01/20	6,968,444
3,269,819		5.000%, due 11/01/20	3,162,772
31,474,842		5.000%, due 02/01/22	30,422,919
5,312,392		5.000%, due 03/01/22	5,134,846
13,207,782		5.000%, due 04/01/22	12,769,340
5,999,997		5.000%, due 06/01/22	5,799,470
414,999		5.000%, due 07/01/35	389,975
1,770,793	S	5.000%, due 08/01/35	1,664,016
2,366,553		5.000%, due 08/01/35	2,223,852
147,023		5.000%, due 09/01/35	138,157
35,960,451		5.000%, due 02/01/36	33,792,058
74,628,965		5.000%, due 03/01/36	70,128,921
111,693		5.500%, due 01/01/14	110,811
97,977		5.500%, due 12/01/14	97,333
20,828		5.500%, due 06/01/16	20,604
186,822		5.500%, due 03/01/17	184,769
161,459		5.500%, due 01/01/18	159,684
1,761,586		5.500%, due 06/01/23	1,722,894
2,484,903		5.500%, due 02/01/24	2,430,323
149,627		5.500%, due 01/01/32	145,027
503,760		5.500%, due 10/01/32	488,275
1,231,926		5.500%, due 01/01/33	1,193,996
8,031,561		5.500%, due 02/01/33	7,783,099
17,334		5.500%, due 04/01/33	16,798
6,037,648	S	5.500%, due 05/01/33	5,850,773
1,513,957		5.500%, due 10/01/33	1,467,099
1,050,200		5.500%, due 11/01/33	1,017,695
1,122,816		5.500%, due 12/01/33	1,088,063
4,567,258	S	5.500%, due 12/01/33	4,425,894
3,276,887		5.500%, due 12/01/33	3,175,462
1,177,863		5.500%, due 01/01/34	1,140,905
333,000,000	W	5.500%, due 07/15/34	321,188,823
5,188,334	S	5.500%, due 09/01/34	5,024,079
6,377,067		5.500%, due 09/01/34	6,175,180
945,871		5.500%, due 11/01/34	915,926
1,634,028	S	5.500%, due 11/01/34	1,582,297
1,441,120		5.500%, due 11/01/34	1,395,496
1,340,103	S	5.500%, due 11/01/34	1,297,678
1,729,702		5.500%, due 12/01/34	1,674,943
3,539,451		5.500%, due 01/01/35	3,426,020
15,154,792		5.500%, due 02/01/35	14,672,389
28,541,571	S	5.500%, due 02/01/35	27,637,991
4,932,354		5.500%, due 02/01/35	4,775,904
5,800,492		5.500%, due 03/01/35	5,611,532
1,224,804	S	5.500%, due 03/01/35	1,186,028
9,954,933		5.500%, due 03/01/35	9,636,386
3,970,186		5.500%, due 04/01/35	3,842,742
892,685		5.500%, due 05/01/35	863,305
9,707,267		5.500%, due 06/01/35	9,387,785
10,503,911		5.500%, due 07/01/35	10,158,211
1,492,062	S	5.500%, due 07/01/35	1,442,956
3,870,205		5.500%, due 07/01/35	3,743,665
27,736,499		5.500%, due 08/01/35	26,823,644
367,978		5.500%, due 09/01/35	355,867
1,751,767	S	5.500%, due 09/01/35	1,694,114
3,369,917		5.500%, due 09/01/35	3,259,007
3,048,765	S	5.500%, due 09/01/35	2,948,425
1,789,047		5.500%, due 09/01/35	1,730,166
26,866,552	S	5.500%, due 09/01/35	25,982,328
457,114		5.500%, due 10/01/35	442,070
343,090		5.500%, due 01/01/36	331,798
36,896		5.500%, due 02/01/36	35,609
1,734,670		5.500%, due 04/01/36	1,674,154
970,946		5.500%, due 05/01/36	937,074
114,996		5.500%, due 06/01/36	110,985
34,196,222		5.500%, due 03/01/37	33,003,240
112,055		5.611%, due 05/01/36	112,996
333,631		5.820%, due 03/25/17	337,213
4,802,008	S	6.000%, due 06/01/22	4,820,822
525,354		6.000%, due 09/01/22	527,412
544,464		6.000%, due 10/01/22	546,597
1,087,175	S	6.000%, due 01/01/23	1,091,434
404,564		6.000%, due 05/01/36	400,525
416,764		6.000%, due 07/01/36	412,602
238,180		6.000%, due 08/01/36	235,801
929,398		6.000%, due 09/01/36	920,117
1,477,098		6.000%, due 10/01/36	1,462,348
21,571,863		6.000%, due 11/01/36	21,356,449
266,624		6.000%, due 12/01/36	263,961
12,829,480		6.000%, due 04/01/37	12,701,366
169,000,000	W	6.000%, due 07/01/37	167,178,011
441,488		6.220%, due 04/25/32	452,844
436,418		6.226%, due 08/01/42	443,913
655,148		6.227%, due 08/01/42	662,796
1,518,926		6.227%, due 10/01/44	1,535,003
858,431		6.272%, due 12/01/36	867,181
8,802		6.500%, due 11/01/15	9,002
125,089		6.500%, due 09/01/16	127,872
66,342		6.500%, due 02/01/17	67,795
11,547		6.500%, due 03/01/17	11,794
145,521		6.500%, due 04/01/17	148,633
1,033		6.500%, due 06/01/29	1,055
160,266		6.500%, due 04/01/32	163,130
11,000,000	W	6.500%, due 07/15/33	11,104,841
148,181		6.500%, due 08/01/36	149,645
3,755,593		6.500%, due 10/01/36	3,792,707
3,668,378		6.500%, due 11/01/36	3,704,630
178,830		6.500%, due 12/01/36	180,598
4,480,084		6.500%, due 01/01/37	4,524,358
4,201,455		6.500%, due 02/01/37	4,242,712
506,005		6.500%, due 03/01/37	510,886
1,947,805		6.500%, due 04/01/37	1,966,593
3,742,763		6.500%, due 06/17/38	3,806,244

			1,097,532,695

		Government National Mortgage Association: 0.2%
296,585		5.375%, due 05/20/29	297,983
256,831		5.375%, due 04/20/30	260,314
500,150		5.750%, due 08/20/27	505,121
520,433		6.125%, due 10/20/29	524,482
450,350		6.375%, due 01/20/27	454,283

			2,042,183

		Total U.S. Government Agency Obligations (Cost $1,378,192,561)	1,362,141,461

ASSET-BACKED SECURITIES: 3.6%
		Automobile Asset-Backed Securities: 0.0%
99,277	C	Nissan Auto Lease Trust, 5.347%, due 12/14/07	99,362

			99,362

		Credit Card Asset-Backed Securities: 0.6%
1,800,000	C	American Express Credit Account Master Trust, 5.320%, due 01/18/11	1,799,000
2,300,000	C	American Express Credit Account Master Trust, 5.430%, due 09/15/10	2,303,310
4,500,000	C	Citibank Credit Card Issuance Trust, 5.456%, due 01/15/10	4,505,907

			8,608,217

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO CORE BOND PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Home Equity Asset-Backed Securities: 0.7%
$167,286	C	ACE Securities Corp., 5.390%, due 12/25/35	$167,419
215,325	C,S	ACE Securities Corp., 5.430%, due 10/25/35	215,472
300,000	C	ACE Securities Corp., 5.470%, due 12/25/35	300,256
1,572,808	C	Argent Securities, Inc., 5.370%, due 10/25/36	1,573,864
209,126	C	Basic Asset-Backed Securities Trust, 5.400%, due 04/25/36	209,278
137,949	C	MASTR Asset-Backed Securities Trust, 5.380%, due 10/25/36	138,040
3,918,810	C	MASTR Asset-Backed Securities Trust, 5.370%, due 11/25/36	3,921,249
699,943	C	New Century Home Equity Loan Trust, 5.580%, due 06/25/35	697,810
2,298,607	C	Option One Mortgage Loan Trust, 5.370%, due 01/25/37	2,300,037
260,326	C	Renaissance Home Equity Loan Trust, 5.760%, due 08/25/33	261,151
433,003	C	Securitized Asset-Backed Receivables, LLC Trust, 5.400%, due 11/25/36	433,122

			10,217,698

		Other Asset-Backed Securities: 2.3%
2,215,626	C	Bear Stearns Asset-Backed Securities, Inc., 5.430%, due 11/25/36	2,216,667
1,152,349	C	Bear Stearns Asset-Backed Securities, Inc., 5.400%, due 10/25/36	1,153,008
7,412,763	C	Bear Stearns Asset-Backed Securities, Inc., 5.495%, due 10/25/36	7,344,174
311,102	C	Citigroup Mortgage Loan Trust, Inc., 5.370%, due 11/25/36	311,312
3,729,052	C	Countrywide Asset-Backed Certificates, 5.370%, due 05/25/37	3,735,166
409,506	C	Credit-Based Asset Servicing and Securitization, LLC, 5.380%, due 11/25/36	409,761
409,336	C	First Franklin Mortgage Loan Asset-Backed Certificates, 5.370%, due 11/25/36	409,590
1,484,640	C	GSAMP Trust, 5.390%, due 12/25/36	1,485,455
394,738	C	Indymac Residential Asset-Backed Trust, 5.380%, due 04/25/37	394,846
3,952,485	C	Lehman XS Trust, 5.390%, due 05/25/46	3,954,381
2,733,113	C	Lehman XS Trust, 5.400%, due 07/25/46	2,734,696
368,321	C	Morgan Stanley Capital I, 5.360%, due 10/25/36	368,505
2,405,388	C	Securitized Asset-Backed Receivables, LLC Trust, 5.380%, due 12/25/36	2,406,520
247,170	C	Specialty Underwriting & Residential Finance, 5.380%, due 02/25/37	247,260
2,674,164	C	Specialty Underwriting & Residential Finance, 5.380%, due 01/25/38	2,675,638
5,247,625	C	Structured Asset Securities Corp., 5.370%, due 10/25/36	5,249,818

			35,096,797

		Total Asset-Backed Securities (Cost $54,006,609)	54,022,074

COLLATERALIZED MORTGAGE OBLIGATIONS: 9.2%
2,355,474	C	Adjustable Rate Mortgage Trust, 4.588%, due 05/25/35	2,321,228
2,923,474	C	American Home Mortgage Investment Trust, 4.390%, due 02/25/45	2,863,247
5,100,000	C	American Home Mortgage Investment Trust, 4.550%, due 02/25/44	5,086,254
2,040,466	@@,#, C	Arran Residential Mortgages Funding PLC, 5.340%, due 04/12/36	2,040,568
3,951,643	C,S	Banc of America Funding Corp., 4.113%, due 05/25/35	3,870,472
541,510	C	Banc of America Mortgage Securities, Inc., 3.994%, due 07/25/33	521,516
1,730,361	C	Banc of America Mortgage Securities, Inc., 5.000%, due 05/25/34	1,695,309
313,989	C	Bear Stearns Adjustable Rate Mortgage Trust, 4.622%, due 01/25/34	314,823
12,547,072	C	Bear Stearns Adjustable Rate Mortgage Trust, 4.625%, due 10/25/35	12,343,275
3,904,549	C	Bear Stearns Adjustable Rate Mortgage Trust, 4.750%, due 10/25/35	3,861,474
2,256,104	C,S	Bear Stearns Alternative-A Trust, 5.377%, due 05/25/35	2,246,684
3,268,165	C	Bear Stearns Alternative-A Trust, 5.818%, due 11/25/36	3,260,065
5,252,920	C	Bear Stearns Alternative-A Trust, 5.824%, due 11/25/36	5,260,741
1,257,936	C	Citigroup Mortgage Loan Trust, Inc., 4.900%, due 10/25/35	1,241,018
6,349,406	C,I,^	,Z Countrywide Alternative Loan Trust, 5.979%, due 05/25/35	20,667

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO CORE BOND PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

$1,247,906	C	Countrywide Alternative Loan Trust, 5.530%, due 11/20/35	$1,249,100
1,365,185	C	Countrywide Home Loan Mortgage Pass-Through Trust, 5.640%, due 03/25/35	1,369,488
5,749,521	#,C,S	Countrywide Home Loan Mortgage Pass-Through Trust, 5.660%, due 06/25/35	5,739,933
899,405	C	Deutsche Alternative-A Securities, Inc., 5.400%, due 02/25/37	900,108
1,399,709	C	Downey Savings & Loan Association Mortgage Loan Trust, 7.235%, due 07/19/44	1,417,786
1,081,453		Fannie Mae, 5.000%, due 01/25/17	1,069,140
540,343		Federal Housing Administration, 8.175%, due 03/01/27	543,827
66,797,613	C,I,^	,Z First Horizon Alternative Mortgage Securities, 6.264%, due 01/25/36	67,559
1,502,712	C	First Horizon Alternative Mortgage Securities, 4.457%, due 03/25/35	1,505,316
4,244,444	C	Freddie Mac, 6.427%, due 07/25/44	4,280,359
1,712,040	C	GMAC Mortgage Corp. Loan Trust, 5.500%, due 09/25/34	1,694,276
385,641	C	Greenpoint Mortgage Funding Trust, 5.400%, due 01/25/47	385,854
3,945,435	C	GSR Mortgage Loan Trust, 4.538%, due 09/25/35	3,888,970
83,422	C	GSR Mortgage Loan Trust, 6.000%, due 03/25/32	81,976
6,085,832	C	Harborview Mortgage Loan Trust, 5.510%, due 01/19/38	6,096,245
5,630,439	C	Harborview Mortgage Loan Trust, 5.560%, due 03/19/37	5,642,395
95,688	#,C	Nomura Asset Acceptance Corp., 7.000%, due 02/19/30	99,217
863,563	C,S	Residential Accredit Loans, Inc., 5.720%, due 03/25/33	866,977
1,632,586	C	Residential Accredit Loans, Inc., 6.389%, due 09/25/45	1,645,168
659,581	C	Residential Asset Securitization Trust, 5.720%, due 05/25/33	662,338
175,134	C	Sequoia Mortgage Trust, 5.670%, due 07/20/33	175,988
5,580,335	C	SLM Student Loan Trust, 5.325%, due 07/25/13	5,583,683
545,347	C	Structured Asset Mortgage Investments, Inc., 5.420%, due 09/25/47	545,033
4,838,864	C	Structured Asset Mortgage Investments, Inc., 5.540%, due 05/25/36	4,848,447
636,444	C	Structured Asset Mortgage Investments, Inc., 6.929%, due 03/25/32	634,779
3,491,992	C	Structured Asset Securities Corp., 5.000%, due 12/25/34	3,462,026
7,419,948	C	Thornburg Mortgage Securities Trust, 5.420%, due 03/25/37	7,415,047
6,302,355	C	Thornburg Mortgage Securities Trust, 5.430%, due 12/25/36	6,302,398
5,107,195	#	Wachovia Bank Commercial Mortgage Trust, 5.410%, due 09/15/21	5,109,942
214,973	C	Washington Mutual Mortgage Pass-Through Certificates, 5.094%, due 10/25/32	214,435
466,608	C	Washington Mutual Mortgage Pass-Through Certificates, 5.474%, due 02/27/34	458,690
1,271,646	C	Washington Mutual Mortgage Pass-Through Certificates, 5.630%, due 01/25/45	1,274,475
5,477,644	C	Washington Mutual Mortgage Pass-Through Certificates, 5.724%, due 08/25/46	5,504,779
366,121	C	Washington Mutual Mortgage Pass-Through Certificates, 5.724%, due 10/25/46	367,534
2,670,103	C,S	Washington Mutual Mortgage Pass-Through Certificates, 5.860%, due 12/25/27	2,671,519
217,803	C	Washington Mutual Mortgage Pass-Through Certificates, 6.429%, due 06/25/42	217,690
213,371	C	Washington Mutual Mortgage Pass-Through Certificates, 6.429%, due 08/25/42	214,147
1,049,435	C	Wells Fargo Mortgage-Backed Securities Trust, 3.990%, due 12/25/34	1,028,294
5,900,000	C	Wells Fargo Mortgage-Backed Securities Trust, 4.319%, due 07/25/35	5,814,049

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO CORE BOND PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

$577,485	C	Wells Fargo Mortgage-Backed Securities Trust, 4.362%, due 05/25/35	$572,586
704,193	C	Wells Fargo Mortgage-Backed Securities Trust, 4.500%, due 11/25/18	684,106

			139,253,020

		Total Collateralized Mortgage Obligations (Cost $139,528,536)	139,253,020

MUNICIPAL BONDS: 0.3%
		Georgia: 0.1%
1,000,000	C, (1)	State of Georgia, 6.110%, due 05/01/20	1,044,890

			1,044,890

		Illinois: 0.1%
2,230,000	C	City of Chicago, 5.000%, due 01/01/35	2,280,799

			2,280,799

		Louisiana: 0.1%
870,000	C	Tobacco Settlement Financing Corp., 5.875%, due 05/15/39	922,592

			922,592

		Wisconsin: 0.1%
865,000	C,S	Badger TOB Asset Securitization Corp., 6.375%, due 06/01/32	935,861

			935,861

		Total Municipal Bonds (Cost $4,878,000)	5,184,142

OTHER BONDS: 0.9%
		Foreign Government Bonds: 0.9%
2,400,000	@@,#	Export-Import Bank of China, 4.875%, due 07/21/15	2,278,042
BRL 3,800,000	@@,L	Federative Republic of Brazil, 10.250%, due 01/10/28	2,205,340
JPY 300,000,000	@@	Italy Government International Bond, 3.800%, due 03/27/08	2,488,018
EUR 500,000	@@	Italy Government International Bond, 5.000%, due 05/01/08	680,131
JPY 340,000,000	@@	Japan Bank for International Cooperation, 0.350%, due 03/19/08	2,754,366
$750,000	@@	Panama Government International Bond, 8.875%, due 09/30/27	946,875
975,000	@@	Republic of South Africa, 5.875%, due 05/30/22	962,081
180,000	@@,L	South Africa Government International Bond, 6.500%, due 06/02/14	185,850
100,000	@@	Ukraine Government International Bond, 6.875%, due 03/04/11	102,440
200,000	@@,L	Ukraine Government International Bond, 7.650%, due 06/11/13	212,160

		Total Other Bonds (Cost $12,754,530)	12,815,303

# of Contracts/
Notional Amount			Value

POSITIONS IN PURCHASED OPTIONS: 0.3%
Positions in Purchased Fixed Income Options
613		Put Option CME 90-Day Eurodollar Future 09/07 Strike @ $91.25 - Exp 09/17/07	$—
1,427		Put Option CME 90-Day Eurodollar Future 09/07 Strike @ $91.50 - Exp 09/17/07	—
2,026		Put Option CME 90-Day Eurodollar Future 12/07 Strike @ $92.25 - Exp 12/17/07	—
560		Put Option CME 90-Day Eurodollar Future 03/08 Strike @ $91.50 - Exp 03/17/08	—
420		Put Option CME 90-Day Eurodollar Future 03/08 Strike @ $91.75 - Exp 03/17/08	—
4,582		Put Option CME 90-Day Eurodollar Future 03/08 Strike @ $92.75 - Exp 03/17/08	—
600		Put Option CME 90-Day Eurodollar Future 03/08 Strike @ $93 - Exp 03/17/08	150
620		Call Option CME 90-Day Eurodollar Future 03/08 Strike @ $95.25 - Exp 03/17/08	112,375
1,319		Put Option CME 90-Day Eurodollar Future 06/08 Strike @ $92.5 - Exp 06/16/08	8,244

Positions in Purchased Currency Options
USD	I 6,300,00	0 Call Option OTC - Citibank USD vs JPY Strike @ 121 - Exp 01/18/08	104,788
USD	I 2,100,00	0 Call Option OTC - JPMorgan Chase USD vs JPY Strike @ 104 - Exp 03/17/10	160,007
USD	I 11,400,00	0 Call Option OTC - Credit Suisse USD vs JPY Strike @ 104 - Exp 03/17/10	868,611
USD	I 2,100,00	0 Put Option OTC - JPMorgan Chase USD vs JPY Strike @ 104 - Exp 03/17/10	52,498
USD	I 11,400,00	0 Put Option OTC - Credit Suisse USD vs JPY Strike @ 104 - Exp 03/17/10	284,989

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO CORE BOND PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

# of Contracts/
Notional Amount			Value

Positions in Purchased Interest Rate Swaptions
EUR	I 133,200,00	0 Call Swaption OTC - Citibank N.A., London 6 Month EUR-EURIBOR - Fund Pays Floating Strike @ 3.960% - Exp 07/02/07	—
USD	I 32,000,00	0 Call Swaption OTC - Barclays Bank PLC 3 Month USD-LIBOR - Fund Pays Floating Strike @ 5.250% - Exp 08/08/07	$26,505
USD	I 80,200,00	0 Call Swaption OTC - The Royal Bank of Scotland PLC 3 Month USD-LIBOR - Fund Pays Floating Strike @ 4.900% - Exp 08/08/07	21
USD	I 935,500,00	0 Call Swaption OTC - The Royal Bank of Scotland PLC 3 Month USD-LIBOR - Fund Pays Floating Strike @ 5.000% - Exp 08/08/07	2,049
GBP	I 104,700,00	0 Call Swaption OTC - The Royal Bank of Scotland PLC 6 Month GBP-LIBOR - Fund Pays Floating Strike @ 5.1835% - Exp 09/14/07	93
USD	I 49,900,00	0 Call Swaption OTC - The Royal Bank of Scotland PLC 3 Month USD-LIBOR - Fund Pays Floating Strike @ 4.900% - Exp 10/25/07	24,269
USD	I 71,900,00	0 Call Swaption OTC - Lehman Brothers Special Financing Inc. 3 Month USD-LIBOR - Fund Pays Floating Strike @ 5.000% - Exp 12/20/07	88,364
USD	I 46,800,00	0 Call Swaption OTC - Barclay’s Bank PLC 3 Month USD-LIBOR - Fund Pays Floating Strike @ 4.750% - Exp 02/01/08	13,864
USD	I 46,800,00	0 Call Swaption OTC - The Royal Bank of Scotland PLC 3 Month USD-LIBOR - Fund Pays Floating Strike @ 5.000% - Exp 02/01/08	75,065
USD	I 1,046,600,00	0 Call Swaption OTC - The Royal Bank of Scotland PLC 3 Month USD-LIBOR - Fund Pays Floating Strike @ 4.750% - Exp 03/31/08	1,292,446
USD	I 119,000,00	0 Call Swaption OTC - Lehman Brothers Special Financing Inc. 3 Month USD-LIBOR - Fund Pays Floating Strike @ 4.750% - Exp 09/26/08	234,112
USD	I 96,100,00	0 Call Swaption OTC - The Royal Bank of Scotland PLC 3 Month USD-LIBOR - Fund Pays Floating Strike @ 4.750% - Exp 09/26/08	189,060
USD	I 39,000,00	0 Call Swaption OTC - The Royal Bank of Scotland PLC 3-month USD-LIBOR - Fund Pays Floating Strike @ 4.750% - Exp 12/15/08	88,520
USD	I 81,000,00	0 Call Swaption OTC - The Royal Bank of Scotland PLC 3-Month USD-LIBOR - Fund Pays Floating Strike @ 5.000% - Exp 12/15/08	274,108

		Total Options Purchased (Cost $12,683,756)	3,900,138

		Total Long-Term Investments (Cost $1,956,222,776)	1,931,763,470

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 13.6%
		Corporate Notes: 1.7%
$1,800,000		DaimlerChrysler NA Holding Corp., 5.840%, due 09/10/07	$1,801,510
JPY 1,579,000,000	@@,L	European Investment Bank, 2.125%, due 09/20/07	12,862,967
$2,000,000	L	Ford Motor Credit Co., 4.950%, due 01/15/08	1,985,278
1,000,000		General Motors Acceptance Corp., 4.375%, due 12/10/07	992,894
800,000	C,L	Mirage Resorts, Inc., 6.75%, due 02/01/08	805,000
7,100,000		Skandinav Enskilda Bank, 5.273%, due 07/06/07	7,100,081

		Total Corporate Notes (Cost $26,118,115)	25,547,730

		Commercial Paper: 6.5%
1,600,000	#	American International Group, Inc., 5.360%, due 06/23/08	1,600,674
29,000,000		Fortis, 5.130%, due 09/05/07	28,725,660
4,000,000	@@,#	Santander US Debt SA Unipersonal, 5.370%, due 09/21/07	4,000,684
36,900,000		Skandi Ensk Bank, 5.220%, due 08/21/07	36,623,819
1,500,000		Time Warner, Inc., 5.390%, due 09/17/07	1,482,450
26,400,000		Total SA, 5.340%, due 07/02/07	26,392,166

			98,825,453

		Total Commercial Paper (Cost $98,820,180)	98,825,453

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO CORE BOND PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		U.S. Government Agency Obligations: 3.1%
$4,600,000		Fannie Mae, 4.691%, due 09/26/07	$4,544,230
42,000,000	Z	Federal Home Loan Bank, 5.200%, due 07/02/07	41,987,867

		Total U.S. Government Agency Obligations (Cost $46,528,642)	46,532,097

		U.S. Treasury Bills: 0.6%
750,000	Z	4.430%, due 08/30/07	744,411
8,065,000	Z	4.450%, due 09/13/07	7,990,867

			8,735,278

		Total U.S. Treasury Bills (Cost $8,732,470)	8,735,278

		Securities Lending CollateralCC: 1.7%
26,490,000		The Bank of New York Institutional Cash Reserves Fund	26,490,000

		Total Securities Lending Collateral (Cost $26,490,000)	26,490,000

		Total Short-Term Investments (Cost $206,689,407)	206,130,558

Total Investments in Securities (Cost $2,162,912,183)*	141.3%	$2,137,894,028
Other Assets and Liabilities-Net	(41.3)	(624,626,508)

Net Assets	100.0%	$1,513,267,520

@@	Foreign Issuer
MASTR	Mortgage Asset Securitization Transaction, Inc.
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security
S	All or a portion of segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2007.
^	Interest Only (IO) Security
Z	Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase
(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation, State of Georgia, 5.820%, due 05/01/20.
BRL	Brazilian Real
DKK	Danish Krone
EUR	EU Euro
JPY	Japanese Yen
*	Cost for federal income tax purposes is $2,163,547,226.
Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$4,586,281
Gross Unrealized Depreciation	(30,239,479)

Net Unrealized Depreciation	$(25,653,198)

At June 30, 2007 the following forward currency contracts were outstanding for the ING PIMCO Core Bond Portfolio:

			In		Unrealized
		Settlement	Exchange		Appreciation/
Currency	Buy/Sell	Date	For USD	Value	(Depreciation)

Denmark Kroner DKK 239,000	Buy	09/06/07	43,135	$43,555	$420
British Pound Sterling GBP 268,000	Buy	08/09/07	535,149	537,883	2,734
Japanese Yen JPY 189,111,000	Buy	07/24/07	1,534,774	1,540,885	6,111

					$9,265

Australia Dollars AUD 152,241	Sell	07/12/07	128,034	129,029	$(995)
Denmark Kroner DKK 99,388,000	Sell	09/06/07	18,051,837	18,112,271	(60,434)
EURO EUR 18,987,000	Sell	07/26/07	25,473,795	25,721,279	(247,484)
British Pound Sterling GBP 334,000	Sell	08/09/07	666,816	670,346	(3,530)
Japanese Yen JPY 2,212,293,000	Sell	07/24/07	18,287,645	18,025,872	261,773

					$(50,670)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO CORE BOND PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

ING PIMCO Core Bond Portfolio Open Futures Contracts on June 30, 2007:

				Unrealized
	Number of	Notional	Expiration	Appreciation/
Contract Description	Contracts	Market Value ($)	Date	(Depreciation)

Long Contracts

3-Month Euro Euribor	115	37,079,076	09/15/08	$(6,244)
90-Day Eurodollar	1,167	276,331,013	12/17/07	(764,911)
90-Day Eurodollar	3,470	822,303,250	03/17/08	(2,680,685)
90-Day Eurodollar	7,337	1,739,327,563	06/16/08	(8,954,431)
90-Day Eurodollar	94	22,281,525	09/15/08	10,352
90-Day Eurodollar	112	26,538,400	12/15/08	16,232
90-Day Eurodollar	230	54,446,750	06/15/09	89,508
90-Day Eurodollar	230	54,420,875	09/14/09	83,950
90-Day Eurodollar	230	54,392,125	12/14/09	76,283
90-Day Eurodollar	230	54,374,875	03/15/10	72,450

				$(12,057,496)

Short Contracts

U.S. Treasury Long Bond	197	(21,226,750)	09/19/07	$298,578
U.S. Treasury 10-Year Note	5	(528,516)	09/19/07	(4,375)
Euro-Bund	31	(4,646,748)	09/06/07	(21,860)

				$272,343

The following sale commitments were held by the ING PIMCO Core Bond Portfolio at June 30, 2007:

Principal
Amount	Descriptions	Market Value

$(96,000,000)	Federal National Mortgage Association, 5.000%, due 07/01/37	$(89,954,976)
(15,000,000)	United States Treasury Note, 3.000%, due 11/15/07	(14,899,230)
(33,700,000)	United States Treasury Note, 3.250%, due 08/15/07	(33,695,865)
(32,900,000)	United States Treasury Note, 4.500%, due 05/15/17	(31,553,173)
(62,200,000)	United States Treasury Note, 4.625%, due 02/15/17	(60,256,312)
(9,800,000)	United States Treasury Note, 4.750%, due 05/15/14	(9,680,568)
(18,300,000)	United States Treasury Note, 4.875%, due 02/15/12	(18,282,853)

	Total Short Positions (Proceeds $259,067,797)	$(258,322,977)

ING PIMCO Core Bond Portfolio Written Options Outstanding on June 30, 2007:

Options on Exchange Traded Futures Contracts

		Exercise	Expiration	Number of	Premium
Description/Name of Issuer		Price	Date	Contracts	Received	Value

Call Option CBOT US Treasury 10-Year Note Future 9/07	USD	106	08/24/07	419	$134,873	$(255,330)

Call Option CBOT US Treasury 10-Year Note Future 9/07	USD	107	08/24/07	225	70,425	(59,767)

Call Option CBOT US Treasury 10-Year Note Future 9/07	USD	108	08/24/07	55	10,993	(6,016)

Call Option CBOT US Treasury 10-Year Note Future 9/07	USD	109	08/24/07	78	9,243	(3,657)

Put Option CBOT US Treasury 10-Year Note Future 9/07	USD	103	08/24/07	101	54,749	(11,047)

Put Option CBOT US Treasury 10-Year Note Future 9/07	USD	104	08/24/07	318	123,185	(69,562)

Put Option CBOT US Treasury 10-Year Note Future 9/07	USD	105	08/24/07	357	124,304	(167,344)

					$527,772	$(572,723)

Interest Rate Swaptions

		Floating Rate Index/	Pay/Receive	Exercise	Expiration		Notional	Premium
Description	Counterparty	Underlying Reference Entity	Floating	Rate	Date		Amount	Received	Value

Call — OTC Interest Rate Swap	Citibank N.A., London	6-month EUR-EURIBOR	Receive	4.100%	07/02/07	EUR	56,700,000	$716,955	$—
Call — OTC Interest Rate Swap	The Royal Bank of Scotland PLC	6-month GBP-LIBOR	Receive	4.850%	09/14/07	GBP	29,900,000	598,274	(17)
Call — OTC Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.570%	08/08/07	USD	8,000,000	31,100	(35,495)
Call — OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	4.900%	08/08/07	USD	13,400,000	155,440	(419)
Call — OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	4.900%	08/08/07	USD	168,400,000	888,310	(9,813)
Call — OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.010%	10/25/07	USD	21,700,000	199,770	(28,961)
Call — OTC Interest Rate Swap	Lehman Brothers Special Financing, Inc.	3-month USD-LIBOR	Receive	5.150%	12/20/07	USD	31,300,000	452,207	(102,074)
Call — OTC Interest Rate Swap	Barclays Bank PLC, London	3-month USD-LIBOR	Receive	4.900%	02/01/08	USD	10,300,000	128,235	(21,652)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO CORE BOND PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

		Floating Rate Index/	Pay/Receive	Exercise	Expiration		Notional	Premium
Description	Counterparty	Underlying Reference Entity	Floating	Rate	Date		Amount	Received	Value

Call — OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.100%	02/01/08	USD	20,300,000	243,600	$(72,637)
Call — OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	4.900%	03/31/08	USD	425,500,000	5,610,027	(1,300,265)
Call — OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/08	USD	29,000,000	356,700	(99,176)
Call — OTC Interest Rate Swap	Lehman Brothers Special Financing, Inc.	3-month USD-LIBOR	Receive	4.950%	09/26/08	USD	52,000,000	428,206	(261,917)
Call — OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/08	USD	41,800,000	342,760	(210,541)
Call — OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	5.000%	12/15/08	USD	13,000,000	133,900	(92,386)
Call — OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/08	USD	27,000,000	226,225	(265,019)

								$10,511,709	$(2,500,372)

ING PIMCO Core Bond Portfolio Credit Default Swap Agreements Outstanding on June 30, 2007:

								Unrealized
			Buy/Sell	(Pay)/Receive	Termination		Notional	Appreciation/
Counterparty	Reference Entity/Obligation		Protection	Fixed Rate	Date		Amount	(Depreciation)

Goldman Sachs International	ABX.HE.A.06-1 Index	I	Buy	(0.540)%	07/25/45	USD	1,000,000	$37,500
Lehman Brothers Special Financing Inc.	ABX.HE.A.06-1 Index	I	Buy	(0.540)%	07/25/45	USD	2,600,000	97,500
Morgan Stanley Capital Services Inc.	Allstate Corporation (The) 6.125% due 02/15/12		Buy	(0.260)%	12/20/08	USD	1,800,000	(4,471)
Lehman Brothers Special Financing Inc.	American International Group 5.600% due 10/18/16		Sell	0.055%	03/20/08	USD	7,600,000	267
JPMorgan Chase Bank, N.A., New York	American International Group Convertible Zero Coupon due 11/09/31	I	Sell	0.050%	12/20/07	USD	6,800,000	350
Goldman Sachs International	Avebury Finance CDO PLC, Series 1A, Class C, 6.750%, 01/08/51		Buy	(2.300)%	01/08/51	USD	2,600,000	631,704
JPMorgan Chase Bank, N.A	Capital One Financial Corporation 8.750% due 02/01/07		Buy	(1.350)%	12/20/08	USD	100,000	(1,759)
ABN AMRO Bank N.V., London	Carnival Corporation 6.150% due 04/15/08		Buy	(0.480)%	12/20/08	USD	100,000	(597)
Lehman Brothers Special Financing Inc.	Costco Wholesale Corporation 5.500% due 03/15/07		Buy	(0.240)%	12/20/08	USD	300,000	(783)
Lehman Brothers Special Financing Inc.	Dow Jones CDX NA.HY.7 Index 5- Year		Buy	(3.250)%	12/20/11	USD	2,475,000	62,297
Citibank N.A., New York	Dow Jones CDX.NA.HY.8 Index 5- Year	I	Buy	(2.750)%	06/20/12	USD	1,500,000	41,615
Morgan Stanley Capital Services Inc.	Dow Jones CDX.NA.IG.5 Index 10-Year (10-15% Tranche)		Sell	0.458%	12/20/15	USD	14,500,000	(74,796)
Morgan Stanley Capital Services Inc.	Dow Jones CDX.NA.IG.5 Index 7-Year (10-15% Tranche)	I	Buy	(0.143)%	12/20/12	USD	20,200,000	1,816
Morgan Stanley Capital Services Inc.	Dow Jones CDX.NA.IG.7 Index 10- Year	I	Buy	(0.650)%	12/20/16	USD	25,400,000	292,147
Deutsche Bank AG	Dow Jones CDX.NA.IG.7 Index 5- Year		Buy	(0.400)%	12/20/11	USD	30,800,000	59,552
Deutsche Bank AG	Dow Jones CDX.NA.IG.8 Index 10- Year	I	Buy	(0.600)%	06/20/17	USD	2,200,000	9,615
Goldman Sachs International	Dow Jones CDX.NA.IG.8 Index 10- Year	I	Buy	(0.600)%	06/20/17	USD	10,500,000	60,357
Citibank N.A., New York	Eaton Corporation 5.750% due 07/15/12		Buy	(0.280)%	12/20/08	USD	1,400,000	(4,611)
Barclays Bank PLC, London	Eli Lilly & Co Inc 6.000% due 03/15/12		Buy	(0.160)%	12/20/08	USD	1,500,000	(2,728)
Morgan Stanley Capital Services Inc.	Emerson Electric Co. 4.625% due 10/15/12		Buy	(0.210)%	12/20/08	USD	1,100,000	(2,613)
Credit Suisse First Boston Intl.	Federated Dept Stores, Inc. 6.625% due 04/01/11		Buy	(0.410)%	12/20/08	USD	300,000	(825)
Barclays Bank PLC, London	Fedex Corporation 7.250% due 02/15/11		Buy	(0.290)%	12/20/08	USD	1,100,000	(3,246)
Lehman Brothers Special Financing Inc.	Ford Motor Credit Company 7.000% due 10/01/13	I	Sell	2.500%	09/20/07	USD	800,000	3,350
JPMorgan Chase Bank, N.A.	Furlong CDO, Series 2006-1A, Class A3, Floating Rate Bond 10/11/46	I	Buy	(2.580)%	10/11/46	USD	2,500,000	566,158
Merrill Lynch International	Gannett Co., Inc. 6.375% due 04/01/12		Buy	(0.220)%	12/20/08	USD	400,000	(195)
Deutsche Bank AG	Glitnir Banki HF Floating Rate Note, 01/18/12		Buy	(0.365)%	03/20/12	USD	2,000,000	(8,435)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO CORE BOND PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

								Unrealized
			Buy/Sell	(Pay)/Receive	Termination		Notional	Appreciation/
Counterparty	Reference Entity/Obligation		Protection	Fixed Rate	Date		Amount	(Depreciation)

Deutsche Bank AG	Goodrich Corporation 6.290% due 07/01/16		Buy	(0.510)%	09/20/16	USD	1,600,000	$(13,614)
Credit Suisse First Boston Intl.	Goodrich Corporation 7.625% due 12/15/12		Buy	(0.900)%	12/20/08	USD	300,000	(3,666)
Lehman Brothers Special Financing Inc.	Goodrich Corporation 7.625% due 12/15/12		Buy	(0.970)%	12/20/08	USD	600,000	(7,937)
Merrill Lynch International	Ingersoll-Rand Company 6.480% due 06/01/25		Buy	(0.320)%	12/20/08	USD	800,000	(1,957)
Goldman Sachs International	Ipswich Street CDO Ltd, Series 2006-1A, Class C, Floating Rate Bond 08/04/46	I	Buy	(1.950)%	08/04/46	USD	5,000,000	1,002,315
Barclays Bank PLC	iStar Financial Inc. 5.800% due 03/15/11	I	Buy	(0.365)%	03/20/11	USD	5,000,000	13,009
BNP Paribas	iTraxx Europe HiVol Series 6 Version 1 Index 10-Year		Buy	(0.850)%	12/20/16	EUR	13,000,000	4,591
Deutsche Bank AG	iTraxx Europe HiVol Series 6 Version 1 Index 10-Year		Buy	(0.850)%	12/20/16	EUR	12,000,000	(2,418)
Goldman Sachs International	iTraxx Europe HiVol Series 6 Version 1 Index 10-Year		Buy	(0.850)%	12/20/16	EUR	200,000	(3)
Lehman Brothers Special Financing Inc.	Johnson & Johnson 3.800% due 05/15/13		Buy	(0.110)%	12/20/08	USD	1,500,000	(2,053)
Deutsche Bank AG	Lennar Corporation 5.950% due 10/17/11		Buy	(0.660)%	12/20/11	USD	5,000,000	70,212
Credit Suisse First Boston Intl.	Lockheed Martin Corporation 8.200% due 12/01/09		Buy	(0.440)%	12/20/08	USD	300,000	(1,755)
Lehman Brothers Special Financing Inc.	Lockheed Martin Corporation 8.200% due 12/01/09		Buy	(0.530)%	12/20/08	USD	600,000	(4,288)
Lehman Brothers Special Financing Inc.	Masco Corporation 5.875% 07/15/12		Buy	(0.300)%	12/20/08	USD	700,000	(845)
Credit Suisse International	Midori CDO LTD, Series 2006-1A, Class C, Floating Rate, 02/15/47	I	Buy	(2.310)%	02/15/47	USD	5,000,000	952,316
Lehman Brothers Special Financing Inc.	Northrop Grumman Corporation 7.125% 02/15/11		Buy	(0.480)%	12/20/08	USD	600,000	(3,682)
UBS AG, London	Northrop Grumman Space & Mission Systems Corp. 7.125% due 06/01/09		Buy	(0.290)%	12/20/08	USD	100,000	(341)
Lehman Brothers Special Financing Inc.	RadioShack Corporation 7.375% 05/15/11	I	Buy	(0.350)%	12/20/08	USD	700,000	51
The Royal Bank of Scotland PLC	Republic of Indonesia 6.750% due 03/10/14		Sell	0.400%	12/20/08	USD	700,000	112
The Royal Bank of Scotland PLC	Republic of Indonesia 6.750%, 03/10/14		Sell	0.450%	06/20/09	USD	2,000,000	(658)
Lehman Brothers Special Financing Inc.	Republic of Turkey 11.875% 01/15/30		Buy	(2.260)%	09/20/10	USD	100,000	(3,706)
Lehman Brothers Special Financing Inc.	Republic of Turkey 11.875% 01/15/30		Buy	(2.110)%	10/20/10	USD	500,000	(16,411)
Morgan Stanley Capital Services Inc.	Republic of Turkey 11.875% 01/15/30		Buy	(2.200)%	10/20/10	USD	300,000	(10,656)
Citibank N.A., New York	Reynolds American Inc. 7.625%, 06/01/16	I	Sell	1.280%	06/20/17	USD	2,600,000	12,304
Deutsche Bank AG	Russian Federation 5.000% Step due 03/31/30	I	Sell	0.260%	12/20/07	USD	1,900,000	240
Morgan Stanley Capital Services Inc.	Russian Federation 5.000% Step due 03/31/30	I	Sell	0.260%	12/20/07	USD	1,000,000	126
Morgan Stanley Capital Services Inc.	Sealed Air Corporation 144A 5.625% due 07/15/13		Buy	(0.580)%	09/20/13	USD	2,200,000	(11,215)
Lehman Brothers Special Financing Inc.	The Home Depot, Inc. 5.375% due 04/01/06*		Buy	(0.120)%	12/20/08	USD	1,500,000	(756)
Merrill Lynch International	Topanga CDO, Ltd. 2006-2A Floating Rate due 12/10/46	I	Buy	(2.030)%	12/10/46	USD	2,200,000	452,019
Deutsche Bank AG	Transocean Inc. 7.375%, 04/15/18		Buy	(0.530)%	06/20/17	USD	4,300,000	(12,302)
Barclays Bank PLC	Ukraine Government 7.650% due 06/11/13	I	Sell	0.710%	12/20/08	USD	600,000	1,635
Deutsche Bank AG	Ukraine Government 7.650% due 06/11/13	I	Sell	0.720%	12/20/08	USD	400,000	1,147

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO CORE BOND PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

								Unrealized
			Buy/Sell	(Pay)/Receive	Termination		Notional	Appreciation/
Counterparty	Reference Entity/Obligation		Protection	Fixed Rate	Date		Amount	(Depreciation)

Credit Suisse First Boston Intl.	Wal-Mart Stores, Inc. 4.550% due 05/01/13		Buy	(0.150)%	12/20/08	USD	300,000	$(416)
Citibank N.A., New York	Wal-Mart Stores, Inc. 6.875% due 08/10/09		Buy	(0.140)%	12/20/08	USD	200,000	(248)
Lehman Brothers Special Financing Inc.	Wal-Mart Stores, Inc. 6.875% due 08/10/09		Buy	(0.140)%	12/20/08	USD	2,300,000	(2,858)
Barclays Bank PLC, London	Walt Disney Company (The) 6.375% due 03/01/12		Buy	(0.670)%	12/20/08	USD	900,000	(8,067)
Credit Suisse First Boston Intl.	Walt Disney Company (The) 6.375% due 03/01/12		Buy	(0.530)%	12/20/08	USD	300,000	(2,084)
UBS AG	Weyerhaeuser Co. 6.750%, 03/15/12	I	Buy	(0.960)%	06/20/17	USD	2,400,000	7,452
Lehman Brothers Special Financing Inc.	Whirlpool Corporation 8.600% due 05/01/10		Buy	(0.290)%	12/20/08	USD	700,000	(2,532)

* In the event of a default, if this bond is no longer available an equivalent bond will be delivered.								$4,162,230

ING PIMCO Core Bond Portfolio Interest Rate Swap Agreements Outstanding on June 30, 2007:

					Unrealized
		Termination		Notional	Appreciation/
		Date		Amount	(Depreciation)

Receive a fixed rate equal to 1.000% and pay a floating rate based on 6-month JPY-LIBOR Counterparty: UBS AG		09/18/08	JPY	9,200,000,000	$(32,727)
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Barclays Bank PLC, London		06/15/09	GBP	26,100,000	(907,627)
Receive a fixed rate equal to 7.250% and pay a floating rate based on 3-month NZD-BBR-FRA Counterparty: Citibank N.A., London		06/15/09	NZD	22,300,000	(313,528)
Receive a fixed rate equal to 7.250% and pay a floating rate based on 3-month NZD-BBR-FRA Counterparty: JPMorgan Chase Bank, N.A.		06/15/09	NZD	92,200,000	(931,236)
Receive a fixed rate equal to 5.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: UBS AG		06/18/09	USD	170,500,000	(55,298)
Receive a fixed rate equal to 6.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Goldman Sachs Capital Markets L.P.		06/19/09	GBP	30,700,000	(97,219)
Receive a fixed rate equal to 6.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: The Royal Bank of Scotland PLC		06/19/09	GBP	8,700,000	(32,962)
Receive a fixed rate equal to 5.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Deutsche Bank AG		12/19/09	USD	24,800,000	9,658
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month EUR-Euribor Counterparty: Deutsche Bank AG, Frankfurt	I	12/19/09	EUR	16,500,000	9,151
Receive a fixed rate equal to 6.500% and pay a floating rate based on 6-month AUD-BBR-BBSW Counterparty: Citibank N.A., London		01/15/10	AUD	57,850,000	(399,355)
Receive a fixed rate equal to 6.500% and pay a floating rate based on 6-month AUD-BBR-BBSW Counterparty: Deutsche Bank AG, Frankfurt		01/15/10	AUD	112,700,000	(770,922)
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Barclays Bank PLC		09/15/10	GBP	30,300,000	(1,289,442)
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: The Royal Bank of Scotland PLC		09/15/10	GBP	4,100,000	(170,322)
Receive a fixed rate equal to 2.090% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: BNP Paribas	I	10/15/10	EUR	7,800,000	111,350

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO CORE BOND PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

					Unrealized
		Termination		Notional	Appreciation/
		Date		Amount	(Depreciation)

Receive a fixed rate equal to 2.1455% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: UBS AG, London Branch	I	10/15/10	EUR	1,500,000	$24,724
Receive a floating rate based on 6-month EUR-Euribor and pay a fixed rate equal to 4.000% Counterparty: Barclays Bank PLC	I	12/15/11	EUR	115,400,000	3,555,727
Receive a floating rate based on 6-month EUR-Euribor and pay a fixed rate equal to 4.000% Counterparty: Deutsche Bank AG, Frankfurt	I	12/15/11	EUR	34,400,000	738,558
Receive a fixed rate equal to 1.9475% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Barclays Bank PLC		03/15/12	EUR	5,100,000	(125,659)
Receive a fixed rate equal to 1.995% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Goldman Sachs Capital Markets, L.P.		03/15/12	EUR	4,200,000	(24,458)
Receive a fixed rate equal to 1.965% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Lehman Brothers Special Financing Inc.		03/15/12	EUR	1,300,000	(6,043)
Receive a fixed rate equal to 1.955% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: The Royal Bank of Scotland PLC		03/28/12	EUR	1,300,000	(12,330)
Receive a fixed rate equal to 1.960% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Goldman Sachs Capital Markets, L.P.		03/30/12	EUR	1,400,000	(12,176)
Receive a fixed rate equal to 1.950% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: The Royal Bank of Scotland PLC		03/30/12	EUR	1,400,000	(13,973)
Receive a fixed rate equal to 1.960% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Barclays Bank PLC, London		04/05/12	EUR	800,000	(8,337)
Receive a fixed rate equal to 1.940% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: BNP Paribas		04/10/12	EUR	2,000,000	(23,481)
Receive a fixed rate equal to 1.940% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: The Royal Bank of Scotland PLC		04/10/12	EUR	2,100,000	(24,463)
Receive a fixed rate equal to 1.980% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Barclays Bank PLC, London		04/30/12	EUR	1,500,000	(15,970)
Receive a floating rate based on 6-month JPY-LIBOR and pay a fixed rate equal to 2.000% Counterparty: Goldman Sachs Capital Markets, L.P.		06/15/12	JPY	100,000	12
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Morgan Stanley Capital Services Inc.	I	12/19/12	USD	64,800,000	(253,603)
Receive a floating rate based on 6-month JPY-LIBOR and pay a fixed rate equal to 2.000% Counterparty: Morgan Stanley Capital Services Inc.		12/20/13	JPY	468,000,000	60,150
Receive a floating rate based on 6-month EUR-Euribor and pay a fixed rate equal to 4.000% Counterparty: Barclays Bank PLC, London	I	12/15/14	EUR	15,500,000	769,531
Receive a floating rate based on 6-month EUR-Euribor and pay a fixed rate equal to 4.000% Counterparty: Deutsche Bank AG	I	12/15/14	EUR	61,400,000	3,014,025
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Merrill Lynch Capital Services, Inc.		06/15/16	GBP	900,000	(146,472)
Receive a fixed rate equal to 8.720% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citibank N.A., New York	I	09/05/16	MXN	103,200,000	151,270
Receive a fixed rate equal to 8.720% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Merrill Lynch Capital Services, Inc.	I	09/05/16	MXN	41,200,000	31,851

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO CORE BOND PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

					Unrealized
		Termination		Notional	Appreciation/
		Date		Amount	(Depreciation)

Receive a fixed rate equal to 8.860% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citibank N.A., New York	I	09/12/16	MXN	23,500,000	$110,484
Receive a fixed rate equal to 8.170% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Goldman Sachs Capital Markets, L.P.	I	11/04/16	MXN	94,000,000	(89,934)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Deutsche Bank AG	I	12/19/17	USD	37,300,000	(276,873)
Receive a floating rate based on 6-month EUR-Euribor and pay a fixed rate equal to 5.000% Counterparty: Deutsche Bank AG, Frankfurt		12/19/17	EUR	3,900,000	(26,153)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Lehman Brothers Special Financing Inc.	I	12/19/17	USD	5,200,000	(41,487)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: The Royal Bank of Scotland PLC	I	12/19/17	USD	9,600,000	(65,072)
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.000% Counterparty: Barclays Bank PLC, London	I	12/15/35	GBP	21,100,000	1,857,572
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.000% Counterparty: Deutsche Bank AG	I	12/15/35	GBP	8,200,000	613,170
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.000% Counterparty: Goldman Sachs Capital Markets, L.P.	I	12/15/35	GBP	13,200,000	1,497,686
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.250% Counterparty: Goldman Sachs Capital Markets, L.P.	I	06/12/36	GBP	1,800,000	317,713
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 5.500% Counterparty: Goldman Sachs Capital Markets L.P.		12/15/36	GBP	2,000,000	108,998
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 5.500% Counterparty: The Royal Bank of Scotland PLC		12/15/36	GBP	600,000	29,190
Receive a fixed rate equal to 5.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Deutsche Bank AG		12/19/37	USD	17,800,000	224,165
Receive a fixed rate equal to 5.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: The Royal Bank of Scotland PLC		12/19/37	USD	28,300,000	462,240

					$7,530,103

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO HIGH YIELD PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED)

Investment Type Allocation

as of June 30, 2007
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

PREFERRED STOCK: 0.4%
		Investment Companies: 0.1%
20,600	@@	Vale Capital Ltd.	$1,008,185

			1,008,185

		Mining: 0.1%
5,000		Freeport-McMoRan Copper & Gold, Inc. — Non Voting	642,500

			642,500

		Oil & Gas: 0.2%
3,200		Chesapeake Energy Corp.	357,200
8,000		Chesapeake Energy Corp.	804,000

			1,161,200

		Total Preferred Stock (Cost $2,691,759)	2,811,885

Principal
Amount			Value

CONVERTIBLE BONDS: 0.8%
		Banks: 0.1%
$500,000	@@,#, Z	Deutsche Bank AG, 6.730%, due 07/14/08	$467,300
450,000	@@,#, Z	Deutsche Bank AG — London, 1.400%, due 10/24/08	441,855

			909,155

		Electric: 0.3%
1,600,000	C	CMS Energy Corp., 2.875%, due 12/01/24	2,098,000

			2,098,000

		Oil & Gas: 0.1%
500,000	C,L	Chesapeake Energy Corp., 2.750%, due 11/15/35	544,375

			544,375

		Semiconductors: 0.1%
1,050,000	#,L	Advanced Micro Devices, Inc., 6.000%, due 05/01/15	1,015,875

			1,015,875

		Telecommunications: 0.2%
1,175,000	@@,#, C,L	Nortel Networks Corp., 2.125%, due 04/15/14	1,152,969
300,000	C	Qwest Communications International, Inc., 3.500%, due 11/15/25	527,250

			1,680,219

		Total Convertible Bonds (Cost $6,034,319)	6,247,624

CORPORATE BONDS/ NOTES: 90.8%
		Advertising: 1.3%
2,375,000	C	R.H. Donnelley Corp., 6.875%, due 01/15/13	2,262,188
7,150,000	C	R.H. Donnelley Corp., 8.875%, due 01/15/16	7,471,750

			9,733,938

		Aerospace/ Defense: 1.4%
1,400,000	C	Armor Holdings, Inc., 8.250%, due 08/15/13	1,480,500
1,264,214	I	Continental Airlines, Inc., 6.920%, due 04/02/13	1,286,631
925,000	C,L	DRS Technologies, Inc., 7.625%, due 02/01/18	938,875
2,925,000	C	L-3 Communications Corp., 6.375%, due 10/15/15	2,778,750
1,800,000	C	L-3 Communications Corp., 7.625%, due 06/15/12	1,851,750
1,850,000	#,C	TransDigm, Inc., 7.750%, due 07/15/14	1,877,750

			10,214,256

		Agriculture: 0.9%
750,000	C	Reynolds American, Inc., 7.250%, due 06/15/37	761,550
2,575,000	C	Reynolds American, Inc., 7.625%, due 06/01/16	2,739,262
3,175,000	C	Reynolds American, Inc., 7.750%, due 06/01/18	3,403,816

			6,904,628

		Airlines: 0.3%
378,902		Continental Airlines, Inc., 7.373%, due 12/15/15	377,244
800,000		Mobile Telesystems Finance SA, 8.375%, due 10/14/10	835,816
480,660		United Air Lines, Inc., 6.201%, due 09/01/08	485,767
437,901	L	United Air Lines, Inc., 6.602%, due 09/01/13	441,459

			2,140,286

		Apparel: 0.4%
3,150,000	C,L	Quiksilver, Inc., 6.875%, due 04/15/15	2,976,750

			2,976,750

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO HIGH YIELD PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Auto Manufacturers: 1.9%
$5,250,000	L	Ford Motor Co., 7.450%, due 07/16/31	$4,219,688
2,487,500		Ford Motor Co., 8.360%, due 11/29/13	2,500,574
800,000	C	General Motors Corp., 8.100%, due 06/15/24	710,000
6,100,000	C,L	General Motors Corp., 8.250%, due 07/15/23	5,589,125
1,000,000	L	General Motors Corp., 8.800%, due 03/01/21	950,000

			13,969,387

		Auto Parts & Equipment: 2.7%
550,000	C,L	ArvinMeritor, Inc., 8.125%, due 09/15/15	535,563
5,900,000	C,L	ArvinMeritor, Inc., 8.750%, due 03/01/12	5,988,500
2,405,000	C,L	Cooper Standard Automotive, Inc., 7.000%, due 12/15/12	2,266,713
1,510,000	C,L	Goodyear Tire & Rubber Co., 9.000%, due 07/01/15	1,634,575
1,500,000	I,Z	Lear Corp. — Term B, Discount Note, due 06/27/14	1,488,230
1,400,000	C,L	Tenneco, Inc., 8.625%, due 11/15/14	1,449,000
1,425,000	C	Tenneco, Inc., 10.250%, due 07/15/13	1,539,000
700,000	#,C	TRW Automotive, Inc., 7.000%, due 03/15/14	670,250
4,500,000	#,C	TRW Automotive, Inc., 7.250%, due 03/15/17	4,308,750

			19,880,581

		Banks: 0.2%
325,000	@@,#, Z	Deutsche Bank AG, 5.090%, due 09/29/08	305,468
1,375,000	I	Sand Ridge, 8.980%, due 04/01/15	1,409,375

			1,714,843

		Building Materials: 0.3%
1,900,000	@@,#, C,L	C8 Capital SPV Ltd., 6.640%, due 12/31/49	1,874,726

			1,874,726

		Chemicals: 3.3%
300,000	L	Arco Chemical, Co., 10.250%, due 11/01/10	325,500
4,225,000	C	Chemtura Corp., 6.875%, due 06/01/16	4,013,750
688,000	C	Equistar Chemicals LP, 10.125%, due 09/01/08	718,960
5,325,000	@@,#, C,L	Ineos Group Holdings PLC, 8.500%, due 02/15/16	5,231,813
500,000	C	Lyondell Chemical Co., 6.875%, due 06/15/17	485,000
1,825,000	C	Lyondell Chemical Co., 8.000%, due 09/15/14	1,884,313
1,075,000	C	Lyondell Chemical Co., 8.250%, due 09/15/16	1,128,750
4,475,000	C	Nalco Co., 7.750%, due 11/15/11	4,530,938
2,500,000	C	PQ Corp., 7.500%, due 02/15/13	2,662,500
2,500,000	C	Rockwood Specialties Group, Inc., 7.500%, due 11/15/14	2,525,000
954,315	@@,I	SigmaKalon Group BV, 5.722%, due 06/30/12	1,290,468

			24,796,992

		Coal: 0.2%
1,500,000	C	Peabody Energy Corp., 6.875%, due 03/15/13	1,500,000

			1,500,000

		Commercial Services: 2.8%
6,550,000	#,C, L	Aramark Corp., 8.500%, due 02/01/15	6,697,375
830,000	C	Corrections Corp. of America, 6.750%, due 01/31/14	815,475
1,020,000	C	Corrections Corp. of America, 7.500%, due 05/01/11	1,039,125
166,667		Hertz Corp., 5.360%, due 12/21/12	167,611
874,379		Hertz Corp., 7.070%, due 12/21/12	879,331
56,621		Hertz Corp., 7.090%, due 12/21/12	56,942
5,455,000	C	Hertz Corp., 8.875%, due 01/01/14	5,714,113
2,275,000	C	Service Corp. International, 7.625%, due 10/01/18	2,314,813
3,000,000	I,Z	Thomson Learning, Inc., Discount Note, due 06/27/14	2,964,999

			20,649,784

		Computers: 0.6%
4,300,000	C	Sungard Data Systems, Inc., 9.125%, due 08/15/13	4,423,625

			4,423,625

		Distribution/ Wholesale: 0.4%
1,800,000	C	Buhrmann US, Inc., 7.875%, due 03/01/15	1,782,000
1,500,000	C	Buhrmann US, Inc., 8.250%, due 07/01/14	1,515,000
—	C	VWR International, Inc., 6.875%, due 04/15/12	—
—	C,L	VWR International, Inc., 8.000%, due 04/15/14	1

			3,297,001

		Diversified Financial Services: 8.6%
4,304,628	C	AES Ironwood, LLC, 8.857%, due 11/30/25	4,799,660
658,212	C	AES Red Oak, LLC, 8.540%, due 11/30/19	720,742
1,500,000	I	Amadeus Halde, 8.114%, due 04/08/13	1,507,734
1,500,000	I	Amadeus Halde, 8.614%, due 04/08/14	1,515,234
3,400,000	@@,C, S	Bluewater Finance Ltd., 10.250%, due 02/15/12	3,561,500
4,000,000		Ford Motor Credit Co., 7.000%, due 10/01/13	3,710,532
1,980,000	S	Ford Motor Credit Co., 7.375%, due 02/01/11	1,935,858
125,000		Ford Motor Credit Co., 8.000%, due 12/15/16	119,925
5,065,000		Ford Motor Credit Co., 8.625%, due 11/01/10	5,148,117

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO HIGH YIELD PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Diversified Financial Services (continued)
$11,975,000		Ford Motor Credit Co., LLC, 7.800%, due 06/01/12	$11,693,577
3,850,000	L	General Motors Acceptance Corp., 6.750%, due 12/01/14	3,692,231
2,500,000	S	General Motors Acceptance Corp., 6.875%, due 08/28/12	2,445,908
1,500,000		General Motors Acceptance Corp., 7.000%, due 02/01/12	1,472,547
2,000,000		General Motors Acceptance Corp., 7.250%, due 03/02/11	1,995,020
3,900,000	L	General Motors Acceptance Corp., 8.000%, due 11/01/31	3,998,846
2,000,000	C	Hexion US Finance Corp./ Hexion Nova Scotia Finance ULC, 9.750%, due 11/15/14	2,080,000
2,800,000	C	KRATON Polymers, LLC, 8.125%, due 01/15/14	2,744,000
1,350,000	#,C	NSG Holdings, LLC, 7.750%, due 12/15/25	1,370,250
525,000	@@,#, C,L	Petroplus Finance Ltd., 6.750%, due 05/01/14	507,938
525,000	@@,#, C	Petroplus Finance Ltd., 7.000%, due 05/01/17	507,938
2,625,000	#,C, L	Sally Holdings, LLC, 9.250%, due 11/15/14	2,644,688
400,000	@@,#	TNK-BP Finance SA, 6.625%, due 03/20/17	388,520
500,000	@@	TNK-BP Finance SA, 7.500%, due 07/18/16	516,750
1,200,000	@@,#	TNK-BP Finance SA, 7.500%, due 07/18/16	1,240,200
3,725,000	C	Universal City Florida Holding Co. I/ II, 8.375%, due 05/01/10	3,827,438

			64,145,153

		Electric: 6.6%
5,300,000	#,C, S	AES Corp., 8.750%, due 05/15/13	5,618,000
1,000,000	#	Edison Mission Energy, 7.000%, due 05/15/17	947,500
4,850,000	#	Edison Mission Energy, 7.200%, due 05/15/19	4,583,250
650,000	#	Edison Mission Energy, 7.625%, due 05/15/27	617,500
1,200,000	C,L	Edison Mission Energy, 7.750%, due 06/15/16	1,200,000
2,253,961	C	Midwest Generation, LLC, 8.560%, due 01/02/16	2,404,694
400,000	C	Nevada Power Co., 6.750%, due 07/01/37	400,528
3,500,000	C	NRG Energy, Inc., 7.250%, due 02/01/14	3,517,500
6,500,000	C	NRG Energy, Inc., 7.375%, due 02/01/16	6,532,500
1,050,000	C	NRG Energy, Inc., 7.375%, due 01/15/17	1,056,563
4,000,000	C	PSEG Energy Holdings, LLC, 8.500%, due 06/15/11	4,256,652
4,550,000	C	Reliant Energy, Inc., 6.750%, due 12/15/14	4,663,750
1,900,000	C,L	Reliant Energy, Inc., 7.625%, due 06/15/14	1,862,000
2,500,000	C	Reliant Energy, Inc., 7.875%, due 06/15/17	2,443,750
700,000	C	Sierra Pacific Power Co., 6.750%, due 07/01/37	714,095
2,305,000	C	Sierra Pacific Resources, 6.750%, due 08/15/17	2,277,478
1,850,000	C,L	Sierra Pacific Resources, 8.625%, due 03/15/14	1,994,877
1,910,070	#,±,C S,I,L	, South Point Energy Center, LLC, 8.400%, due 05/30/12	1,888,608
2,522,662	#,C, S	Tenaska Alabama Partners LP, 7.000%, due 06/30/21	2,593,872

			49,573,117

		Electrical Components & Equipment: 0.6%
1,750,000	@@,L	Legrand, 8.500%, due 02/15/25	2,051,875
2,200,000	C	Superior Essex Communications, LLC, 9.000%, due 04/15/12	2,255,000

			4,306,875

		Electronics: 1.5%
1,475,000	@@,C, L	Celestica, Inc., 7.625%, due 07/01/13	1,386,500
3,050,000	@@,C, L	Celestica, Inc., 7.875%, due 07/01/11	2,973,750
2,800,000	C	Communications & Power Industries, Inc., 8.000%, due 02/01/12	2,842,000
2,850,000	C,L	Sanmina-SCI Corp., 8.125%, due 03/01/16	2,664,750
925,000	@@,C, L	Solectron Global Finance Ltd., 8.000%, due 03/15/16	994,375

			10,861,375

		Energy — Alternate Sources: 0.1%
852,273	I	Headwaters, Inc., 7.320%, due 04/30/11	854,670

			854,670

		Engineering & Construction: 0.3%
976,180	@@,I	Grupo Ferrovial SA, 6.000%, due 04/07/11	1,968,227

			1,968,227

		Entertainment: 1.0%
3,617,000	#,C	Choctaw Resort Development Enterprise, 7.250%, due 11/15/19	3,580,830
1,475,000	C	Herbst Gaming, Inc., 7.000%, due 11/15/14	1,390,188
2,125,000	C,S	Herbst Gaming, Inc., 8.125%, due 06/01/12	2,156,875

			7,127,893

		Environmental Control: 1.2%
4,000,000	C	Allied Waste North America, Inc., 7.125%, due 05/15/16	3,930,000
5,145,000	C,S, L	Allied Waste North America, Inc., 7.250%, due 03/15/15	5,119,275

			9,049,275

		Food: 2.3%
4,000,000	C	Albertson’s, Inc., 7.450%, due 08/01/29	3,921,316
500,000	C	Albertson’s, Inc., 8.000%, due 05/01/31	513,545
300,000		Albertsons, LLC, 6.570%, due 02/23/28	258,000
2,250,000		Albertsons, LLC, 7.750%, due 06/15/26	2,280,488

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO HIGH YIELD PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Food (continued)
$600,000		American Stores Co., 8.000%, due 06/01/26	$634,675
1,848,000	C	Delhaize America, Inc., 9.000%, due 04/15/31	2,241,899
3,150,000	C	Ingles Markets, Inc., 8.875%, due 12/01/11	3,279,938
3,595,000	C	Pilgrim’s Pride Corp., 7.625%, due 05/01/15	3,603,988
280,000	C,L	Pilgrim’s Pride Corp., 8.375%, due 05/01/17	278,600
300,000	C	Supervalu, Inc., 7.500%, due 11/15/14	309,000

			17,321,449

		Forest Products & Paper: 3.9%
1,400,000	@@,C, S,L	Abitibi-Consolidated Co. of Canada, 8.375%, due 04/01/15	1,232,000
600,000	@@,C, L	Abitibi-Consolidated Co. of Canada, 8.550%, due 08/01/10	576,000
125,000	@@,C, L	Abitibi-Consolidated, Inc., 7.750%, due 06/15/11	115,000
2,000,000	@@,C, L	Bowater Canada Finance, 7.950%, due 11/15/11	1,892,500
150,000	@@,C	Cascades, Inc., 7.250%, due 02/15/13	146,625
1,500,000	#,C	Georgia-Pacific Corp., 7.125%, due 01/15/17	1,447,500
1,500,000	C	Georgia-Pacific Corp., 7.250%, due 06/01/28	1,387,500
5,550,000		Georgia-Pacific Corp., 7.375%, due 12/01/25	5,230,875
6,525,000	C	Georgia-Pacific Corp., 8.000%, due 01/15/24	6,361,875
1,050,000	@@	Kappa-Jefferson Corp., 7.735%, due 11/29/13	1,056,026
1,050,000	@@	Kappa-Jefferson Corp., 8.235%, due 11/29/14	1,056,622
500,000	@@	Smurfit Capital Funding PLC, 7.500%, due 11/20/25	506,250
7,650,000	#,C, L	Verso Paper Holdings, LLC and Verson Paper, Inc., 9.125%, due 08/01/14	7,936,875

			28,945,648

		Healthcare — Products: 1.5%
3,700,000		Fresenius Medical Care Capital Trust, 7.875%, due 06/15/11	3,848,000
2,400,000	X	Fresenius Medical Care Capital Trust II, 7.875%, due 02/01/08	2,418,000
5,215,000	C	Rotech Healthcare, Inc., 9.500%, due 04/01/12	4,954,250

			11,220,250

		Healthcare — Services: 5.5%
1,500,000	Z	Community Health Systems, Inc., Discount Note, due 07/02/14	1,503,516
5,890,000	C	DaVita, Inc., 7.250%, due 03/15/15	5,845,825
735,000	C,S	HCA, Inc., 6.750%, due 07/15/13	670,688
5,300,000	C	HCA, Inc., 7.190%, due 11/15/15	4,803,374
340,000		HCA, Inc., 7.580%, due 09/15/25	295,203
1,995,000		HCA, Inc., 7.614%, due 11/14/13	2,006,104
1,900,000		HCA, Inc., 7.690%, due 06/15/25	1,662,109
10,190,000	#,C	HCA, Inc., 9.250%, due 11/15/16	10,877,825
2,750,000	&,#, C,L	HCA, Inc., 9.625%, due 11/15/16	2,963,125
49,756		Healthsouth Corp., 7.860%, due 02/02/13	49,862
2,676,037		Healthsouth Corp., 8.620%, due 02/02/13	2,690,027
3,000,000	C,S	Tenet Healthcare Corp., 7.375%, due 02/01/13	2,726,250
4,650,000	C,S	Triad Hospitals, Inc., 7.000%, due 11/15/13	4,899,700

			40,993,608

		Holding Companies — Diversified: 0.4%
275,000	@@,C, L	JSG Funding PLC, 7.750%, due 04/01/15	276,719
745,000	@@,C, L	JSG Funding PLC, 9.625%, due 10/01/12	784,113
EUR 26,000	@@,C	JSG Funding PLC, 10.125%, due 10/01/12	37,785
$688,573	@@	Nordic Telephone Co. APS, 6.079%, due 11/30/13	941,302
850,000	@@	Nordic Telephone Co. APS, 6.579%, due 11/30/14	1,166,311

			3,206,230

		Household Products/ Wares: 0.2%
1,000	C,L	Spectrum Brands, Inc., 7.375%, due 02/01/15	809
1,650,000	C,W, L	Yankee Acquisition Corp., 8.500%, due 02/15/15	1,608,750

			1,609,559

		Insurance: 0.5%
2,800,000		Bombardier, Inc., 6.250%, due 03/15/37	3,964,946

			3,964,946

		Leisure Time: 0.3%
2,200,000	@@,L	Royal Caribbean Cruises Ltd., 7.250%, due 03/15/18	2,165,165
300,000	@@	Royal Caribbean Cruises Ltd., 7.500%, due 10/15/27	287,006

			2,452,171

		Lodging: 3.0%
1,525,000	C	Gaylord Entertainment Co., 8.000%, due 11/15/13	1,553,594
6,225,000	C	MGM Mirage, 6.625%, due 07/15/15	5,688,094
500,000	C	MGM Mirage, 6.875%, due 04/01/16	462,500
2,700,000	C	MGM Mirage, Inc., 7.500%, due 06/01/16	2,575,125
300,000	C,L	Mirage Resorts, Inc., 7.250%, due 08/01/17	295,500
150,000	C,L	Station Casinos, Inc., 6.500%, due 02/01/14	133,500
2,055,000	C	Station Casinos, Inc., 6.875%, due 03/01/16	1,823,813
2,975,000	C	Station Casinos, Inc., 7.750%, due 08/15/16	2,960,126
7,050,000	C,S	Wynn Las Vegas, LLC, 6.625%, due 12/01/14	6,829,688

			22,321,940

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO HIGH YIELD PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Media: 6.4%
$2,190,000	@@,C	CanWest Media, Inc., 8.000%, due 09/15/12	$2,184,525
10,000,000	C,S	CCO Holdings, LLC, 8.750%, due 11/15/13	10,225,000
1,275,000	C	CSC Holdings, Inc., 6.750%, due 04/15/12	1,217,625
2,600,000		CSC Holdings, Inc., 7.625%, due 04/01/11	2,593,500
1,503,000	C	Dex Media West, LLC, 9.875%, due 08/15/13	1,615,725
1,000,000	C	Echostar DBS Corp., 6.625%, due 10/01/14	957,500
325,000	C	Echostar DBS Corp., 7.000%, due 10/01/13	321,750
6,340,000	C	Echostar DBS Corp., 7.125%, due 02/01/16	6,229,050
7,300,000	C	Idearc, Inc., 8.000%, due 11/15/16	7,409,500
EUR 2,285,000	@@,#, C	Lighthouse International Co. SA, 8.000%, due 04/30/14	3,282,068
$994,949		Primedia, Inc., 7.570%, due 09/30/13	993,706
1,200,000	C	Primedia, Inc., 8.000%, due 05/15/13	1,269,000
1,300,000	@@,C	Rogers Cable, Inc., 8.750%, due 05/01/32	1,580,401
1,175,000	I	Tribune Co., 7.880%, due 05/30/09	1,177,081
1,950,000		Tribune Co., 8.380%, due 05/30/14	1,911,000
1,175,000	@@,#, C	Unity Media GmbH, 10.375%, due 02/15/15	1,201,438
EUR 1,125,000	@@,C, L	UPC Holding BV, 7.750%, due 01/15/14	1,515,023
EUR 1,625,000	@@,C, L	UPC Holding BV, 8.625%, due 01/15/14	2,259,846

			47,943,738

		Mining: 0.8%
$1,500,000	C	Freeport-McMoRan Copper & Gold, Inc., 8.250%, due 04/01/15	1,586,250
3,300,000	C	Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 04/01/17	3,531,000
1,065,000	@@,C	Novelis, Inc., 7.250%, due 02/15/15	1,098,281

			6,215,531

		Miscellaneous Manufacturing: 0.5%
1,450,000	#,C	Actuant Corp., 6.875%, due 06/15/17	1,442,750
1,960,000	C	Trinity Industries, Inc., 6.500%, due 03/15/14	1,925,700

			3,368,450

		Office/ Business Equipment: 0.4%
2,880,000	C,L	Xerox Capital Trust I, 8.000%, due 02/01/27	2,964,004

			2,964,004

		Oil & Gas: 2.2%
450,000	C	Chesapeake Energy Corp., 6.625%, due 01/15/16	435,375
3,025,000	C	Chesapeake Energy Corp., 6.875%, due 01/15/16	2,972,063
2,500,000	C	Chesapeake Energy Corp., 7.000%, due 08/15/14	2,493,750
675,000	@@,#, C,L	Citic Resources Finance Ltd., 6.750%, due 05/15/14	653,063
2,500,000	I	Farrell Gas, 8.780%, due 08/01/07	2,506,629
775,000	#,C	Forest Oil Corp., 7.250%, due 06/15/19	755,625
1,600,000	C	Newfield Exploration Co., 6.625%, due 09/01/14	1,552,000
3,425,000	@@,#, C	OPTI Canada, Inc., 8.250%, due 12/15/14	3,493,500
350,000	C	Plains Exploration & Production Co., 7.000%, due 03/15/17	333,375
1,000,000	C	Plains Exploration & Production Co., 7.750%, due 06/15/15	997,500
450,000	C	Pogo Producing Co., 7.875%, due 05/01/13	461,250

			16,654,130

		Oil & Gas Services: 1.0%
2,125,000	@@,C	Compagnie Generale de Geophysique-Veritas, 7.500%, due 05/15/15	2,135,625
300,000	@@,C	Compagnie Generale de Geophysique-Veritas, 7.750%, due 05/15/17	305,250
1,950,000	#,C	Complete Production Services, Inc., 8.000%, due 12/15/16	1,979,250
706,000	C	Dresser-Rand Group, Inc., 7.375%, due 11/01/14	712,178
1,818,000	C	Hanover Equipment Trust, 8.500%, due 09/01/08	1,818,000
500,000	C	Hanover Equipment Trust, 8.750%, due 09/01/11	516,250

			7,466,553

		Packaging & Containers: 2.1%
625,000	C	Berry Plastics Holding Corp., 8.875%, due 09/15/14	635,938
3,525,000	C	Crown Americas, LLC and Crown Americas Capital Corp., 7.750%, due 11/15/15	3,560,250
2,500,000	C,L	Jefferson Smurfit Corp., 7.500%, due 06/01/13	2,437,500
1,149,000	C	Jefferson Smurfit Corp., 8.250%, due 10/01/12	1,146,128
1,450,000	@@,C	Norampac, Inc., 6.750%, due 06/01/13	1,390,188
2,425,000	C	Owens Brockway Glass Container, Inc., 6.750%, due 12/01/14	2,376,500
1,000,000	C	Owens Brockway Glass Container, Inc., 8.750%, due 11/15/12	1,047,500
1,700,000	C,L	Smurfit-Stone Container Enterprises, Inc., 8.000%, due 03/15/17	1,657,500
1,500,000	C	Stone Container Corp., 8.375%, due 07/01/12	1,509,375

			15,760,879

		Pipelines: 6.0%
1,500,000	C	Dynegy Holdings, Inc., 7.125%, due 05/15/18	1,342,500
2,750,000	#	Dynegy Holdings, Inc., 7.500%, due 06/01/15	2,602,188
1,800,000	#	Dynegy Holdings, Inc., 7.750%, due 06/01/19	1,683,000
1,875,000	L	Dynegy Holdings, Inc., 8.375%, due 05/01/16	1,842,188
3,150,000	C	El Paso Corp., 7.000%, due 06/15/17	3,131,239
1,600,000	C	El Paso Corp., 7.750%, due 01/15/32	1,619,696

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO HIGH YIELD PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Pipelines (continued)
$1,100,000	C,L	El Paso Corp., 7.800%, due 08/01/31	$1,119,423
1,500,000		El Paso Corp., 8.050%, due 10/15/30	1,583,265
3,000,000	C,S	Roseton/ Danskammer, 7.270%, due 11/08/10	3,035,625
2,825,000	C	Roseton/ Danskammer, 7.670%, due 11/08/16	2,925,641
5,425,000	#,C, L	SemGroup LP, 8.750%, due 11/15/15	5,479,250
4,000,000	C	Sonat, Inc., 7.000%, due 02/01/18	3,936,644
3,260,000	C,L	Williams Cos., Inc., 7.500%, due 01/15/31	3,390,400
4,700,000	C	Williams Cos., Inc., 7.625%, due 07/15/19	4,982,000
5,150,000	C,S	Williams Cos., Inc., 7.875%, due 09/01/21	5,562,000
675,000	C	Williams Partners LP/ Williams Partners Finance Corp., 7.250%, due 02/01/17	681,750

			44,916,809

		Real Estate: 0.2%
1,750,000	C	Forest City Enterprises, Inc., 7.625%, due 06/01/15	1,771,875

			1,771,875

		Real Estate Investment Trusts: 0.7%
1,000,000	C	Host Marriott LP, 7.125%, due 11/01/13	1,003,750
1,500,000	C	Ventas Realty LP, 6.750%, due 04/01/17	1,488,750
2,000,000	C	Ventas Realty LP, 7.125%, due 06/01/15	2,025,000
800,000	C	Ventas Realty LP, 9.000%, due 05/01/12	878,000

			5,395,500

		Retail: 3.3%
2,700,000	C	AmeriGas Partners LP, 7.125%, due 05/20/16	2,666,250
5,360,000	C	Amerigas Partners LP, 7.250%, due 05/20/15	5,333,200
7,725,000	C,L	Bon-Ton Stores, Inc., 10.250%, due 03/15/14	7,860,188
2,615,000	C,L	Ferrellgas Escrow, LLC, 6.750%, due 05/01/14	2,490,788
3,000,000	C,S	Ferrellgas Partners LP, 8.750%, due 06/15/12	3,105,000
3,000,000	C,S	Suburban Propane Partners LP, 6.875%, due 12/15/13	2,910,000

			24,365,426

		Semiconductors: 1.6%
5,325,000	#,C	Freescale Semiconductor, Inc., 8.875%, due 12/15/14	5,112,000
2,550,000	&,#, C	Freescale Semiconductor, Inc., 9.125%, due 12/15/14	2,409,750
4,700,000	@@,C	Sensata Technologies BV, 8.000%, due 05/01/14	4,559,000

			12,080,750

		Software: 0.1%
997,483	I	Riverdeep Interatactive Learn, 8.096%, due 11/28/13	1,000,956

			1,000,956

		Telecommunications: 10.8%
507,000	C	American Cellular Corp., 10.000%, due 08/01/11	533,618
3,500,000	C	Cincinnati Bell, Inc., 7.250%, due 07/15/13	3,605,000
4,300,000	C,S, L	Cincinnati Bell, Inc., 8.375%, due 01/15/14	4,364,500
2,825,000	C	Citizens Communications Co., 7.125%, due 03/15/19	2,683,750
500,000		Citizens Communications Co., 7.450%, due 07/01/35	441,250
575,000	C	Citizens Communications Co., 7.875%, due 01/15/27	562,063
2,050,000	C	Citizens Communications Co., 9.000%, due 08/15/31	2,121,750
1,800,000	C,L	Hawaiian Telcom Communications, Inc., 9.750%, due 05/01/13	1,894,500
1,714,000	C	Insight Midwest LP, 9.750%, due 10/01/09	1,731,140
2,700,000	@@,C	Intelsat Bermuda Ltd., 9.250%, due 06/15/16	2,882,250
275,000	@@,C	Intelsat Subsidiary Holding Co., Ltd., 8.250%, due 01/15/13	280,500
3,475,000	@@,C	Intelsat Subsidiary Holding Co., Ltd., 8.625%, due 01/15/15	3,579,250
800,000	@@,#	Mobile Telesystems Finance SA, 8.000%, due 01/28/12	825,040
2,275,000	C	Nextel Communications, Inc., 7.375%, due 08/01/15	2,275,994
4,800,000	@@,#, C	Nordic Telephone Co. APS, 8.875%, due 05/01/16	5,112,000
250,000	@@,#	Nortel Networks Ltd., 9.606%, due 07/15/11	267,188
3,750,000	@@,#, C,L	Nortel Networks Ltd., 10.125%, due 07/15/13	4,040,625
750,000	@@,#, C,L	Nortel Networks Ltd., 10.750%, due 07/15/16	832,500
1,100,000		Northwestern Bell Telephone, 7.750%, due 05/01/30	1,115,125
3,000,000	@@,C, L	NTL Cable PLC, 9.125%, due 08/15/16	3,157,500
9,975,000	C,L	Qwest Communications International, Inc., 7.500%, due 02/15/14	10,149,563
1,200,000	C,L	Qwest Corp., 7.200%, due 11/10/26	1,185,000
4,200,000	C,L	Qwest Corp., 7.500%, due 06/15/23	4,221,000
10,250,000	C	Qwest Corp., 8.875%, due 03/15/12	11,095,625
3,825,000	C	Rural Cellular Corp., 9.875%, due 02/01/10	4,016,250
5,175,000	C,S	Time Warner Telecom Holdings, Inc., 9.250%, due 02/15/14	5,511,375
517,022	I	Wind Acquisition Finance SA, 2.610%, due 12/21/11	520,576
1,200,000	@@,#, C	Wind Acquisition Finance SA, 10.750%, due 12/01/15	1,383,000

			80,387,932

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO HIGH YIELD PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Transportation: 0.5%
$1,743,000	C	Horizon Lines, LLC, 9.000%, due 11/01/12	$1,851,938
1,700,000	@@,C	Kansas City Southern de Mexico SA de CV, 9.375%, due 05/01/12	1,827,500

			3,679,438

		Total Corporate Bonds/Notes (Cost $676,372,754)	677,971,154

U.S. GOVERNMENT AGENCY OBLIGATIONS: 3.0%
		Federal National Mortgage Corporation: 3.0%
13,000,000	W	5.500%, due 07/15/34	12,538,903
10,200,000	W	5.500%, due 08/13/34	9,831,841

		Total U.S. Government Agency Obligations (Cost $22,306,645)	22,370,744

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.0%
215,132		United Airlines, Inc., 6.071%, due 03/01/13	216,342

		Total Collateralized Mortgage Obligations (Cost $212,843)	216,342

		Total Long-Term Investments (Cost $707,618,320)	709,617,749

SHORT-TERM INVESTMENTS: 19.8%
		Corporate Notes: 0.3%
2,000,000	Z	Hawaiian Telcom Communications, Inc., 7.506%, due 06/29/07	1,997,812

		Total Corporate Notes (Cost $1,997,812)	1,997,812

		Commercial Paper: 3.2%
11,400,000	Z	Bank of America Corp., 5.160%, due 09/04/07	11,293,182
8,000,000	Z	Total SA, 5.340%, due 07/02/07	7,997,627
4,700,000	Z	UBS Finance, 5.350%, due 07/02/07	4,698,603

		Total Commercial Paper (Cost $23,989,094)	23,989,412

		Securities Lending CollateralCC: 16.3%
121,682,000		The Bank of New York Institutional Cash Reserves Fund	121,682,000

		Total Securities Lending Collateral (Cost $121,682,000)	121,682,000

		Total Short-Term Investments (Cost $147,668,906)	147,669,224

Total Investments in Securities (Cost $855,287,226)*	114.8%	$857,286,973
Other Assets and Liabilities-Net	(14.8)	(110,281,826)

Net Assets	100.0%	$747,005,147

@@	Foreign Issuer
&	Payment-in-kind
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security
S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2007.
±	Defaulted security
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
Z	Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase
EUR	EU Euro
*	Cost for federal income tax purposes is $855,640,400.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$11,430,119
Gross Unrealized Depreciation	(9,783,546)

Net Unrealized Appreciation	$1,646,573

At June 30, 2007 the following forward currency contracts were outstanding for the ING PIMCO High Yield Bond Portfolio:

			In
		Settlement	Exchange		Unrealized
Currency	Buy/Sell	Date	For	Value	Depreciation

			USD
EURO EUR 12,749,000	Sell	7/26/07	17,104,619	17,270,795	$(166,176)
British Pound Sterling GBP 939,000	Sell	8/9/07	1,874,671	1,884,596	(9,925)

					$(176,101)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO HIGH YIELD PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

ING PIMCO High Yield Portfolio Credit Default Swap Agreements Outstanding on June 30, 2007:

								Unrealized
			Buy/Sell	(Pay)/Receive	Termination		Notional	Appreciation/
Counterparty	Reference Entity/Obligation		Protection	Fixed Rate	Date		Amount	(Depreciation)

Credit Suisse International	Abitibi-Consolidated 8.375%, 04/01/15		Sell	0.650%	03/20/08	USD	2,000,000	$(34,495)
Barclays Bank PLC	Allied Waste N.A. 7.375%, 04/15/14		Sell	2.030%	06/20/12	USD	500,000	(17,138)
Morgan Stanley Capital Services Inc.	Allied Waste N.A. 7.375%, 04/15/14	I	Buy	(1.120)%	06/20/10	USD	1,500,000	18,103
Morgan Stanley Capital Services Inc.	Allied Waste N.A. 7.375%, 04/15/14		Sell	2.020%	06/20/12	USD	1,000,000	(34,687)
Morgan Stanley Capital Services Inc.	Aramark Corp. 8.500%, 02/01/15		Sell	2.680%	09/20/12	USD	150,000	(3,432)
Lehman Brothers Special Financing Inc.	Celestica Inc. 7.625%, 07/01/13		Sell	4.250%	09/20/12	USD	500,000	(7,196)
Citibank N.A., New York	Chesapeake Energy Corp. 6.875%, 01/15/16		Sell	1.030%	06/20/12	USD	500,000	(5,478)
Lehman Brothers Special Financing Inc.	Chesapeake Energy Corp. 6.875%, 01/15/16		Sell	1.090%	06/20/12	USD	1,000,000	(8,386)
Lehman Brothers Special Financing Inc.	Chesapeake Energy Corp. 6.875%, 01/15/16		Sell	1.110%	06/20/12	USD	1,000,000	(7,529)
Morgan Stanley Capital Services Inc.	Chesapeake Energy Corp. 6.875%, 01/15/16		Sell	1.110%	06/20/12	USD	1,500,000	(11,294)
Barclays Bank PLC	Community Health Systems Inc. 8.875%, 07/15/15	I	Sell	2.850%	09/20/12	USD	1,300,000	5,636
Lehman Brothers Special Financing Inc.	CSC Holdings Inc. 7.625%, 07/15/18		Sell	2.520%	09/20/12	USD	2,000,000	(27,906)
Lehman Brothers Special Financing Inc.	Dow Jones CDX NA.HY.7 Index 5- Year		Buy	(3.250)%	12/20/11	USD	4,625,000	(2,102)
Citibank N.A., New York	Dynergy Holdings Inc. 6.875%, 04/01/11		Sell	2.570%	09/20/12	USD	150,000	(2,486)
Barclays Bank PLC	Federative Republic of Brazil 12.250%, 03/06/30	I	Sell	0.900%	02/20/12	USD	4,000,000	32,072
Credit Suisse International	Ford Motor Credit Co. 7.000%, 10/01/13		Sell	1.450%	12/20/08	USD	4,000,000	(11,553)
Citibank N.A., New York	Forest Oil Corp. 7.75%, 05/01/14		Sell	1.930%	09/20/12	USD	500,000	(5,796)
Credit Suisse International	Forest Oil Corp. 7.75%, 05/01/14		Sell	1.610%	06/20/12	USD	1,000,000	(22,697)
Goldman Sachs International	Forest Oil Corp. 7.75%, 05/01/14		Sell	1.650%	06/20/12	USD	500,000	(10,518)
Lehman Brothers Special Financing Inc.	Forest Oil Corp. 7.75%, 05/01/14		Sell	1.750%	06/20/12	USD	300,000	(5,062)
Citibank N.A., New York	Freescale Semiconductor, Inc. 8.875%, 12/15/14		Sell	3.500%	06/20/12	USD	500,000	(13,694)
Goldman Sachs International	Freescale Semiconductor, Inc. 8.875%, 12/15/14	I	Buy	(2.080)%	06/20/10	USD	3,000,000	44,564
Goldman Sachs International	Freescale Semiconductor, Inc. 8.875%, 12/15/14		Sell	3.380%	06/20/12	USD	3,000,000	(96,417)
JPMorgan Chase Bank, N.A.	Gazprom Multiple Obligations	I	Sell	0.770%	02/20/12	USD	3,000,000	24,864
Morgan Stanley Capital Services Inc.	Gazprom Multiple Obligations	I	Sell	1.050%	04/20/11	USD	3,000,000	56,335
Citibank N.A., New York	Georgia-Pacific Corp. 8.125%, 05/15/11	I	Buy	(1.070)%	06/20/10	USD	1,500,000	35,331
Citibank N.A., New York	Georgia-Pacific Corp. 8.125%, 05/15/11		Sell	1.820%	06/20/12	USD	1,000,000	(38,810)
Merrill Lynch International	Georgia-Pacific Corp. 8.125%, 05/15/11		Sell	1.800%	06/20/12	USD	500,000	(19,249)
Citibank N.A., New York	GMAC LLC 6.875%, 08/28/12		Sell	1.050%	03/20/12	USD	5,000,000	(157,824)
Citibank N.A., New York	GMAC LLC 6.875%, 08/28/12	I	Sell	2.000%	06/20/12	USD	3,000,000	18,288
Deutsche Bank AG	GMAC LLC 6.875%, 08/28/12		Sell	1.025%	03/20/12	USD	5,000,000	(162,492)
HSBC Bank USA, N.A.	Naftogaz of Ukraine 8.125%, 09/30/09		Sell	3.000%	04/20/08	USD	2,000,000	(27,056)
Citibank N.A., New York	Nortel Networks 4.250%, 09/01/08		Sell	2.050%	06/20/11	USD	1,500,000	(12,772)
Citibank N.A., New York	Nortel Networks 4.250%, 09/01/08		Sell	2.600%	09/20/12	USD	1,100,000	(11,615)
Lehman Brothers Special Financing Inc.	Nortel Networks 4.250%, 09/01/08	I	Buy	(1.520)%	06/20/10	USD	1,500,000	11,198
Morgan Stanley Capital Services Inc.	Nortel Networks 4.250%, 09/01/08		Sell	2.630%	09/20/12	USD	1,100,000	(10,212)
Citibank N.A., New York	Nortel Networks Corp. 4.250%, 09/01/08		Sell	2.400%	06/20/12	USD	1,000,000	(14,507)
Lehman Brothers Special Financing Inc.	NRG Energy Inc. 7.250%, 02/01/14		Sell	0.750%	03/20/08	USD	2,600,000	(8,520)
Barclays Bank PLC, London	OJSC Russian Agricultural Bank Multiple Obligations	I	Sell	0.760%	02/20/09	USD	2,000,000	14,863
Barclays Bank PLC, London	OJSC Russian Agricultural Bank Multiple Obligations	I	Sell	0.740%	03/20/09	USD	1,500,000	9,933
Credit Suisse International	Pride International Inc. 7.375%, 07/15/14		Sell	1.950%	09/20/12	USD	500,000	(3,251)
Lehman Brothers Special Financing Inc.	Pride International Inc. 7.375%, 07/15/14		Sell	1.750%	06/20/12	USD	500,000	(4,699)
Morgan Stanley Capital Services Inc.	Pride International Inc. 7.375%, 07/15/14		Sell	1.960%	09/20/12	USD	900,000	(5,457)
Morgan Stanley Capital Services Inc.	Russian Federation 5.000% Step, 03/31/30		Sell	0.245%	06/20/08	USD	200,000	(42)
Credit Suisse International	Sanmina-Sci Corp. 8.125%, 03/01/16		Sell	4.220%	09/20/12	USD	350,000	(5,438)
Credit Suisse International	Solectron Global Fin. Ltd. 8.000%, 03/15/16	I	Sell	3.100%	03/20/12	USD	1,500,000	99,549
Citibank N.A., New York	Sungard Data Systems Inc. 9.125%, 08/15/13		Sell	2.920%	09/20/12	USD	1,500,000	(19,997)
The Royal Bank of Scotland PLC	The Republic of Indonesia 6.750%, 03/10/14	I	Sell	1.100%	03/20/12	USD	2,000,000	7,192

								$(451,879)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO HIGH YIELD PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

ING PIMCO High Yield Portfolio Interest Rate Swap Agreements Outstanding on June 30, 2007:

			Notional
	Termination		Principal	Unrealized
	Date		Amount	Depreciation

Receive a fixed rate equal to 5.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: UBS AG	12/19/08	USD	2,500,000	$(10,481)
Receive a fixed rate equal to 7.910% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citibank N.A., New York	05/14/09	MXN	38,000,000	(1,086)
Receive a fixed rate equal to 7.910% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Morgan Stanley Capital Services, Inc.	05/14/09	MXN	49,000,000	(1,226)
Receive a fixed rate equal to 10.680% and pay a floating rate based on Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Barclays Bank PLC	01/02/12	BRL	12,800,000	—
Receive a fixed rate equal to 10.115% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley Capital Services, Inc.	01/02/12	BRL	32,000,000	(333,240)

				$(346,033)

ING PIMCO High Yield Portfolio Total Return Swap Agreements Outstanding on June 30, 2007:

			Notional
	Termination		Principal	Unrealized
	Date		Amount	Depreciation

Receive positive total return on Motorola Inc. (22,400 SHS MOT)
Pay a floating rate based on 3-month USD-LIBOR plus .25% plus the absolute value of any negative total return on Motorola. Counterparty: Merrill Lynch International	07/26/07	USD	400,794	$(1,587)

				$(1,587)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIONEER EQUITY INCOME PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED)

Industry Allocation

as of June 30, 2007
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 99.2%
		Aerospace/ Defense: 2.5%
359		United Technologies Corp.	$25,464

			25,464

		Auto Manufacturers: 2.5%
301		Paccar, Inc.	26,199

			26,199

		Auto Parts & Equipment: 2.0%
179		Johnson Controls, Inc.	20,723

			20,723

		Banks: 12.0%
323		Bank of America Corp.	15,791
316		First Horizon National Corp.	12,324
252		National City Corp.	8,397
443		Regions Financial Corp.	14,663
70		State Street Corp.	4,788
193		SunTrust Banks, Inc.	16,548
506		US Bancorp	16,673
276		Wachovia Corp.	14,145
303		Wells Fargo & Co.	10,657
351		Whitney Holding Corp.	10,565

			124,551

		Beverages: 0.9%
69		Coca-Cola Co.	3,609
82		PepsiCo, Inc.	5,318

			8,927

		Building Materials: 1.0%
370		Masco Corp.	10,534

			10,534

		Chemicals: 5.5%
141		Air Products & Chemicals, Inc.	11,332
422		Dow Chemical Co.	18,661
211		EI DuPont de Nemours & Co.	10,727
591		Valspar Corp.	16,790

			57,510

		Commercial Services: 0.5%
341		ServiceMaster Co.	5,272

			5,272

		Cosmetics/ Personal Care: 1.3%
210		Colgate-Palmolive Co.	13,619

			13,619

		Distribution/ Wholesale: 0.9%
191		Genuine Parts Co.	9,474

			9,474

		Diversified Financial Services: 2.3%
123		AG Edwards, Inc.	10,400
293		Eaton Vance Corp.	12,945

			23,345

		Electric: 6.0%
193		Consolidated Edison, Inc.	8,708
519		Duke Energy Corp.	9,498
242		Great Plains Energy, Inc.	7,047
367		NSTAR	11,909
372		PG&E Corp.	16,852
238		Southern Co.	8,161

			62,175

		Electrical Components & Equipment: 1.1%
246		Emerson Electric Co.	11,513

			11,513

		Entertainment: 1.2%
443	@	Cedar Fair LP	12,501

			12,501

		Environmental Control: 0.7%
164		Mine Safety Appliances Co.	7,177

			7,177

		Food: 6.0%
366		Campbell Soup Co.	14,204
186		General Mills, Inc.	10,866
368		HJ Heinz Co.	17,469
70		JM Smucker Co.	4,456
126		Kellogg Co.	6,526
141		Kraft Foods, Inc.	4,970
70		WM Wrigley Jr. Co.	3,872

			62,363

		Forest Products & Paper: 0.8%
105		Weyerhaeuser Co.	8,288

			8,288

		Gas: 1.6%
224		AGL Resources, Inc.	9,068
238		Atmos Energy Corp.	7,154

			16,222

		Household Products/ Wares: 0.8%
132		Clorox Co.	8,197

			8,197

		Insurance: 4.1%
288		Chubb Corp.	15,592
34		Hartford Financial Services Group, Inc.	3,349

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIONEER EQUITY INCOME PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Insurance (continued)
176		Lincoln National Corp.	$12,487
182		Safeco Corp.	11,331

			42,759

		Machinery — Diversified: 0.8%
70		Deere & Co.	8,452

			8,452

		Media: 4.6%
351		CBS Corp. — Class B	11,695
161		Idearc, Inc.	5,688
225		McGraw-Hill Cos., Inc.	15,318
597		New York Times Co.	15,164

			47,865

		Metal Fabricate/ Hardware: 0.9%
246		Timken Co.	8,883

			8,883

		Mining: 2.7%
563		Alcoa, Inc.	22,818
151		Compass Minerals International, Inc.	5,234

			28,052

		Oil & Gas: 5.4%
293		Chevron Corp.	24,682
223		ConocoPhillips	17,506
165		ExxonMobil Corp.	13,840

			56,028

		Pharmaceuticals: 5.9%
216		Abbott Laboratories	11,567
164		Eli Lilly & Co.	9,164
503		Merck & Co., Inc.	25,049
592		Pfizer, Inc.	15,137

			60,917

		Pipelines: 4.9%
323		Equitable Resources, Inc.	16,008
486		Questar Corp.	25,685
355		Spectra Energy Corp.	9,216

			50,909

		Real Estate Investment Trusts: 6.1%
141		Archstone-Smith Trust	8,335
211		Developers Diversified Realty Corp.	11,122
256		Equity Residential	11,681
175		General Growth Properties, Inc.	9,266
211		Kimco Realty Corp.	8,033
137		Liberty Property Trust	6,018
211		Plum Creek Timber Co., Inc.	8,790

			63,245

		Retail: 0.4%
107		Macy’s, Inc.	4,256

			4,256

		Savings & Loans: 2.6%
637		Washington Mutual, Inc.	27,162

			27,162

		Semiconductors: 1.3%
351		Microchip Technology, Inc.	13,001

			13,001

		Software: 0.6%
137		Automatic Data Processing, Inc.	6,640

			6,640

		Telecommunications: 9.3%
129		Alltel Corp.	8,714
1,045		AT&T, Inc.	43,367
704		Citizens Communications Co.	10,750
70		Embarq Corp.	4,436
492		Verizon Communications, Inc.	20,256
625		Windstream Corp.	9,225

			96,748

		Total Common Stock (Cost $1,047,626)	1,028,971

PREFERRED STOCK: 0.5%
		Auto Manufacturers: 0.5%
126	P	Ford Motor Co. Capital Trust II	4,859

		Total Preferred Stock (Cost $4,622)	4,859

		Total Long-Term Investments (Cost $1,052,248)	1,033,830

SHORT-TERM INVESTMENTS: 0.0%
		Preferred Stock: 0.0%
11		Schering-Plough Corp.	757

		Total Short-Term Investments (Cost $799)	757

Total Investments in Securities (Cost $1,053,047)*	99.7%	$1,034,587
Other Assets and Liabilities-Net	0.3	2,607

Net Assets	100.0%	$1,037,194

@	Non-income producing security
P	Preferred Stock may be called prior to convertible date.
*	Cost for federal income tax purposes is $1,057,270.
Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$9,458
Gross Unrealized Depreciation	(32,141)

Net Unrealized Depreciation	$(22,683)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIONEER FUND PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED)

Industry Allocation

as of June 30, 2007
(as a percent of net assets)
Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 99.3%
		Aerospace/ Defense: 2.7%
20,947		General Dynamics Corp.	$1,638,474
27,654		United Technologies Corp.	1,961,498

			3,599,972

		Airlines: 1.1%
28,707	@	Delta Air Lines, Inc.	565,528
64,221		Southwest Airlines Co.	957,535

			1,523,063

		Apparel: 0.2%
7,424		Liz Claiborne, Inc.	276,915

			276,915

		Auto Manufacturers: 2.9%
114,533		Ford Motor Co.	1,078,901
32,365		Paccar, Inc.	2,817,050

			3,895,951

		Auto Parts & Equipment: 1.8%
20,792		Johnson Controls, Inc.	2,407,090

			2,407,090

		Banks: 8.3%
21,564		Bank of America Corp.	1,054,264
6,365		Compass Bancshares, Inc.	439,058
16,717		First Horizon National Corp.	651,963
43,681		National City Corp.	1,455,451
26,337		State Street Corp.	1,801,451
18,863		SunTrust Banks, Inc.	1,617,314
41,587		US Bancorp	1,370,292
12,188		Wachovia Corp.	624,635
42,801		Wells Fargo & Co.	1,505,311
6,623		Zions Bancorp	509,375

			11,029,114

		Beverages: 1.9%
15,700		Coca-Cola Co.	821,267
27,042		PepsiCo, Inc.	1,753,674

			2,574,941

		Chemicals: 2.2%
7,583		Air Products & Chemicals, Inc.	609,446
17,629		Dow Chemical Co.	779,554
11,561		Ecolab, Inc.	493,655
13,249		EI DuPont de Nemours & Co.	673,579
5,209		Praxair, Inc.	374,996

			2,931,230

		Computers: 3.8%
36,556	@	Dell, Inc.	1,043,674
8,026	@	DST Systems, Inc.	635,739
22,446	@	EMC Corp.	406,273
45,205		Hewlett-Packard Co.	2,017,047
178,346	@	Sun Microsystems, Inc.	938,100

			5,040,833

		Cosmetics/ Personal Care: 1.5%
23,172		Colgate-Palmolive Co.	1,502,704
9,755		Estee Lauder Cos., Inc.	443,950

			1,946,654

		Diversified Financial Services: 2.4%
15,135		American Express Co.	925,959
13,498		Federated Investors, Inc.	517,378
15,646		Merrill Lynch & Co., Inc.	1,307,693
8,659		T. Rowe Price Group, Inc.	449,316

			3,200,346

		Electric: 0.8%
10,811		Consolidated Edison, Inc.	487,792
17,364		Southern Co.	595,412

			1,083,204

		Electrical Components & Equipment: 0.6%
18,384		Emerson Electric Co.	860,371

			860,371

		Food: 5.8%
25,907		Campbell Soup Co.	1,005,451
13,483		General Mills, Inc.	787,677
24,793		Hershey Co.	1,255,022
22,591		HJ Heinz Co.	1,072,395
10,805		Kellogg Co.	559,591
41,508		Kraft Foods, Inc.	1,463,157
40,076		Sara Lee Corp.	697,322
27,038		Sysco Corp.	891,984

			7,732,599

		Healthcare — Products: 5.7%
25,138		Becton Dickinson & Co.	1,872,781
33,940		Biomet, Inc.	1,551,737
16,012		CR Bard, Inc.	1,323,072
18,166		Medtronic, Inc.	942,089
24,952	@	St. Jude Medical, Inc.	1,035,258
9,544	@	Zimmer Holdings, Inc.	810,190

			7,535,127

		Household Products/ Wares: 0.2%
4,385		Clorox Co.	272,309

			272,309

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIONEER FUND PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Insurance: 3.0%
39,334		Chubb Corp.	$2,129,543
5,955		Hartford Financial Services Group, Inc.	586,627
9,202		Metlife, Inc.	593,345
10,794		Safeco Corp.	672,034

			3,981,549

		Machinery — Construction & Mining: 1.3%
22,612		Caterpillar, Inc.	1,770,520

			1,770,520

		Machinery — Diversified: 2.2%
19,260		Deere & Co.	2,325,452
8,193		Rockwell Automation, Inc.	568,922

			2,894,374

		Media: 5.5%
15,696		Gannett Co., Inc.	862,495
20,759		John Wiley & Sons, Inc.	1,002,452
50,618		McGraw-Hill Cos., Inc.	3,446,073
77,601	@@	Reed Elsevier NV	1,474,863
15,498		Walt Disney Co.	529,102

			7,314,985

		Mining: 3.2%
47,229		Alcoa, Inc.	1,914,191
29,657	@@	Rio Tinto PLC	2,268,874

			4,183,065

		Miscellaneous Manufacturing: 1.8%
10,706		3M Co.	929,174
25,012		General Electric Co.	957,459
4,481		Parker Hannifin Corp.	438,735

			2,325,368

		Office/ Business Equipment: 1.3%
30,214	@@	Canon, Inc. ADR	1,771,749

			1,771,749

		Oil & Gas: 6.3%
18,794		Apache Corp.	1,533,402
41,563		Chevron Corp.	3,501,267
27,092		ExxonMobil Corp.	2,272,477
20,588		Pioneer Natural Resources Co.	1,002,841

			8,309,987

		Oil & Gas Services: 0.7%
15,825	@	Weatherford International Ltd.	874,173

			874,173

		Pharmaceuticals: 7.4%
26,270		Abbott Laboratories	1,406,759
17,104	@	Barr Pharmaceuticals, Inc.	859,134
18,441		Eli Lilly & Co.	1,030,483
17,556		Merck & Co., Inc.	874,289
19,041	@@	Novartis AG ADR	1,067,629
48,426		Pfizer, Inc.	1,238,253
2,242	@@	Roche Holding AG	397,252
6,949	@@	Roche Holding AG ADR	616,316
61,710		Schering-Plough Corp.	1,878,452
12,377	@@	Teva Pharmaceutical Industries Ltd. ADR	510,551

			9,879,118

		Retail: 7.2%
8,862		Barnes & Noble, Inc.	340,921
21,403		CVS Corp.	780,139
16,600		JC Penney Co., Inc.	1,201,508
32,101		Lowe’s Cos., Inc.	985,180
25,367		Nordstrom, Inc.	1,296,761
17,498		Staples, Inc.	415,228
38,515		Target Corp.	2,449,554
48,202		Walgreen Co.	2,098,715

			9,568,006

		Savings & Loans: 1.0%
29,663		Washington Mutual, Inc.	1,264,830

			1,264,830

		Semiconductors: 3.2%
36,505		Applied Materials, Inc.	725,354
62,492		Intel Corp.	1,484,810
53,816		Texas Instruments, Inc.	2,025,096

			4,235,260

		Software: 2.7%
20,426	@	Adobe Systems, Inc.	820,104
19,873		Automatic Data Processing, Inc.	963,244
8,457	@	Fiserv, Inc.	480,358
44,072		Microsoft Corp.	1,298,802

			3,562,508

		Telecommunications: 7.8%
7,294		Alltel Corp.	492,710
115,197		AT&T, Inc.	4,780,672
35,070	@	Cisco Systems, Inc.	976,700
73,144		Motorola, Inc.	1,294,649
66,769	@@	Nokia OYJ ADR	1,876,877
17,522		Verizon Communications, Inc.	721,381
14,382		Windstream Corp.	212,278

			10,355,267

		Transportation: 2.8%
12,427		Burlington Northern Santa Fe Corp.	1,058,035
49,330		Norfolk Southern Corp.	2,593,278

			3,651,313

Total Investments in Securities (Cost $106,524,600)*	99.3%	$131,851,791
Other Assets and Liabilities-Net	0.7	903,940

Net Assets	100.0%	$132,755,731

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
*	Cost for federal income tax purposes is $106,614,369.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$26,431,212
Gross Unrealized Depreciation	(1,193,790)

Net Unrealized Appreciation	$25,237,422

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIONEER MID CAP VALUE PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED)

Industry Allocation

as of June 30, 2007
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 97.4%
		Advertising: 1.9%
1,582,530	@,L	Interpublic Group of Cos., Inc.	$18,040,839

			18,040,839

		Aerospace/ Defense: 1.4%
140,150		L-3 Communications Holdings, Inc.	13,649,209

			13,649,209

		Agriculture: 1.8%
230,780		Loews Corp.	17,832,371

			17,832,371

		Auto Parts & Equipment: 1.2%
140,170		BorgWarner, Inc.	12,060,227

			12,060,227

		Banks: 3.3%
164,835		Keycorp	5,658,786
98,875	L	Marshall & Ilsley Corp.	4,709,416
164,870		PNC Financial Services Group, Inc.	11,801,395
131,850		Zions Bancorp	10,140,584

			32,310,181

		Beverages: 1.0%
107,189		Molson Coors Brewing Co.	9,910,695

			9,910,695

		Chemicals: 3.3%
222,583		Air Products & Chemicals, Inc.	17,888,996
263,780		International Flavors & Fragrances, Inc.	13,753,489

			31,642,485

		Commercial Services: 3.1%
255,530	@,L	Apollo Group, Inc.	14,930,618
329,710		Equifax, Inc.	14,645,718

			29,576,336

		Computers: 3.6%
297,700		Imation Corp.	10,973,222
462,720	@	NCR Corp.	24,311,309

			35,284,531

		Distribution/ Wholesale: 1.8%
183,327		WW Grainger, Inc.	17,058,577

			17,058,577

		Diversified Financial Services: 5.4%
598,000	@,L	E*Trade Financial Corp.	13,209,820
151,106		Federated Investors, Inc.	5,791,893
418,600	L	First Marblehead Corp.	16,174,704
173,130		Legg Mason, Inc.	17,032,529

			52,208,946

		Electric: 9.5%
268,180		American Electric Power Co., Inc.	12,078,827
271,799		Edison International	15,253,360
166,130		FirstEnergy Corp.	10,753,595
416,228	@,L	NRG Energy, Inc.	17,302,598
255,536		NSTAR	8,292,143
329,650		PPL Corp.	15,424,324
151,500		Public Service Enterprise Group, Inc.	13,298,670

			92,403,517

		Electronics: 2.2%
181,300		PerkinElmer, Inc.	4,724,678
280,280	@	Thomas & Betts Corp.	16,256,240

			20,980,918

		Engineering & Construction: 0.7%
249,510	@	KBR, Inc.	6,544,647

			6,544,647

		Environmental Control: 2.7%
387,353		Republic Services, Inc.	11,868,496
365,400		Waste Management, Inc.	14,268,870

			26,137,366

		Food: 4.4%
636,460		Kroger Co.	17,903,620
264,612		Safeway, Inc.	9,004,746
161,006	@,L	Winn-Dixie Stores, Inc.	4,717,476
206,020		WM Wrigley Jr. Co.	11,394,966

			43,020,808

		Healthcare — Products: 2.7%
562,860	@	Boston Scientific Corp.	8,634,272
324,370		Cooper Cos., Inc.	17,295,408

			25,929,680

		Healthcare — Services: 3.5%
313,250		Aetna, Inc.	15,474,550
230,788	@,L	Laboratory Corp. of America Holdings	18,061,469

			33,536,019

		Home Furnishings: 1.2%
97,810		Harman International Industries, Inc.	11,424,208

			11,424,208

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIONEER MID CAP VALUE PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Household Products/ Wares: 1.3%
148,400		Fortune Brands, Inc.	$12,223,708

			12,223,708

		Insurance: 9.3%
164,800		AMBAC Financial Group, Inc.	14,368,912
282,000		AON Corp.	12,016,020
133,668		Cigna Corp.	6,980,143
181,371		PMI Group, Inc.	8,101,843
585,230	L	Progressive Corp.	14,004,554
140,400	@@	RenaissanceRe Holdings Ltd.	8,703,396
996,959	L	UnumProvident Corp.	26,030,599

			90,205,467

		Internet: 0.6%
263,770	@,L	Symantec Corp.	5,328,154

			5,328,154

		Leisure Time: 1.2%
230,760		Carnival Corp.	11,254,165

			11,254,165

		Lodging: 1.4%
161,980		Harrah’s Entertainment, Inc.	13,810,415

			13,810,415

		Media: 1.4%
132,685	L	Entercom Communications Corp.	3,302,530
257,300	@	Viacom — Class B	10,711,399

			14,013,929

		Mining: 1.7%
115,380		Freeport-McMoRan Copper & Gold, Inc.	9,555,772
167,600		Newmont Mining Corp.	6,546,456

			16,102,228

		Miscellaneous Manufacturing: 0.9%
191,800		Crane Co.	8,717,310

			8,717,310

		Office/ Business Equipment: 1.1%
593,501	@	Xerox Corp.	10,967,898

			10,967,898

		Oil & Gas: 3.7%
140,160		Hess Corp.	8,263,834
183,460	@	Plains Exploration & Production Co.	8,771,223
206,030	@	Southwestern Energy Co.	9,168,335
164,892		Tesoro Petroleum Corp.	9,423,578

			35,626,970

		Oil & Gas Services: 1.0%
173,128	@,L	Weatherford International Ltd.	9,563,591

			9,563,591

		Packaging & Containers: 1.6%
295,984		Ball Corp.	15,737,469

			15,737,469

		Pharmaceuticals: 2.4%
132,800		Eli Lilly & Co.	7,420,864
451,300		Omnicare, Inc.	16,273,878

			23,694,742

		Pipelines: 1.7%
315,100		Questar Corp.	16,653,035

			16,653,035

		Real Estate Investment Trusts: 2.3%
636,931		Annaly Capital Management, Inc.	9,184,545
231,680		Host Hotels & Resorts, Inc.	5,356,442
132,410		Prologis	7,534,129

			22,075,116

		Retail: 4.3%
298,000		Gap, Inc.	5,691,800
115,420		JC Penney Co., Inc.	8,354,100
83,000	@	Sears Holding Corp.	14,068,500
301,400		Walgreen Co.	13,122,956

			41,237,356

		Savings & Loans: 0.3%
263,149	L	Hudson City Bancorp., Inc.	3,215,681

			3,215,681

		Semiconductors: 1.3%
447,970		National Semiconductor Corp.	12,664,112

			12,664,112

		Software: 0.9%
267,330		First Data Corp.	8,733,671

			8,733,671

		Telecommunications: 3.4%
420,400	@,L	Andrew Corp.	6,070,576
332,790	@,L	Juniper Networks, Inc.	8,376,324
626,400		Sprint Nextel Corp.	12,972,744
494,500	@	Tellabs, Inc.	5,320,820

			32,740,464

		Transportation: 0.9%
183,200		CSX Corp.	8,258,656

			8,258,656

		Total Common Stock (Cost $808,686,712)	942,375,697

SHORT-TERM INVESTMENTS: 10.6%
		U.S. Government Agency Obligations: 3.1%
$29,435,000	Z	Federal Home Loan Bank, 4.600%, due 07/02/07	$29,427,478

		Total U.S. Government Agency Obligations (Cost $29,427,478)	29,427,478

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIONEER MID CAP VALUE PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal
Amount		Value

	Securities Lending CollateralCC: 7.5%
$72,845,000	The Bank of New York Institutional Cash Reserves Fund	$72,845,000

	Total Securities Lending Collateral (Cost $72,845,000)	72,845,000

	Total Short-Term Investments (Cost $102,272,478)	102,272,478

Total Investments in Securities (Cost $910,959,190)*	108.0%	$1,044,648,175
Other Assets and Liabilities-Net	(8.0)	(76,944,433)

Net Assets	100.0%	$967,703,742

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2007.
Z	Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase
*	Cost for federal income tax purposes is $912,175,769.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$137,932,113
Gross Unrealized Depreciation	(5,459,707)

Net Unrealized Appreciation	$132,472,406

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING STOCK INDEX PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED)

Industry Allocation

as of June 30, 2007
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 99.6%
		Advertising: 0.2%
15,025	@,L	Interpublic Group of Cos., Inc.	$171,285
10,562		Omnicom Group	558,941

			730,226

		Aerospace/ Defense: 2.2%
25,182		Boeing Co.	2,421,501
12,951		General Dynamics Corp.	1,013,027
4,019		Goodrich Corp.	239,372
3,990		L-3 Communications Holdings, Inc.	388,586
11,357		Lockheed Martin Corp.	1,069,034
11,090		Northrop Grumman Corp.	863,578
14,237		Raytheon Co.	767,232
5,348		Rockwell Collins, Inc.	377,783
31,886		United Technologies Corp.	2,261,674

			9,401,787

		Agriculture: 1.4%
67,392		Altria Group, Inc.	4,726,875
20,880		Archer-Daniels-Midland Co.	690,919
5,472	L	Reynolds American, Inc.	356,774
5,136	L	UST, Inc.	275,855

			6,050,423

		Airlines: 0.1%
25,052		Southwest Airlines Co.	373,525

			373,525

		Apparel: 0.5%
11,915	@	Coach, Inc.	564,652
3,491		Jones Apparel Group, Inc.	98,621
3,313	L	Liz Claiborne, Inc.	123,575
12,170		Nike, Inc.	709,389
2,000		Polo Ralph Lauren Corp.	196,220
2,851		VF Corp.	261,095

			1,953,552

		Auto Manufacturers: 0.4%
60,218	L	Ford Motor Co.	567,254
18,081	L	General Motors Corp.	683,462
7,933	L	Paccar, Inc.	690,488

			1,941,204

		Auto Parts & Equipment: 0.2%
6,562	@,L	Goodyear Tire & Rubber Co.	228,095
6,282		Johnson Controls, Inc.	727,267

			955,362

		Banks: 6.3%
142,189		Bank of America Corp.	6,951,620
24,224	@	Bank of New York Co., Inc.	1,003,843
17,343		BB&T Corp.	705,513
13,256	L	Capital One Financial Corp.	1,039,801
4,989		Comerica, Inc.	296,696
6,095		Commerce Bancorp., Inc.	225,454
4,195		Compass Bancshares, Inc.	289,371
17,639		Fifth Third Bancorp.	701,503
4,019	L	First Horizon National Corp.	156,741
11,762		Huntington Bancshares, Inc.	267,468
12,552		Keycorp.	430,910
2,406	L	M&T Bank Corp.	257,201
8,341	L	Marshall & Ilsley Corp.	397,282
13,310	L	Mellon Financial Corp.	585,640
18,432	L	National City Corp.	614,154
6,023		Northern Trust Corp.	386,918
11,058		PNC Financial Services Group, Inc.	791,532
22,554		Regions Financial Corp.	746,537
12,669		State Street Corp.	866,560
11,400		SunTrust Banks, Inc.	977,436
10,446		Synovus Financial Corp.	320,692
55,693		US Bancorp.	1,835,084
61,251		Wachovia Corp.	3,139,114
106,982		Wells Fargo & Co.	3,762,557
3,488		Zions Bancorp.	268,262

			27,017,889

		Beverages: 2.1%
24,300		Anheuser-Busch Cos., Inc.	1,267,488
2,535	L	Brown-Forman Corp.	185,258
64,347		Coca-Cola Co.	3,365,992
8,912		Coca-Cola Enterprises, Inc.	213,888
6,165	@,L	Constellation Brands, Inc.	149,686
1,543		Molson Coors Brewing Co.	142,666
4,197		Pepsi Bottling Group, Inc.	141,355
52,219		PepsiCo, Inc.	3,386,402

			8,852,735

		Biotechnology: 0.9%
37,159	@	Amgen, Inc.	2,054,521
9,170	@	Biogen Idec, Inc.	490,595
12,160	@,L	Celgene Corp.	697,133
8,386	@,L	Genzyme Corp.	540,058
1,699	@,L	Millipore Corp.	127,578

			3,909,885

		Building Materials: 0.2%
5,667		American Standard Cos., Inc.	334,240
12,084		Masco Corp.	344,031

			678,271

		Chemicals: 1.7%
6,915		Air Products & Chemicals, Inc.	555,759
1,759		Ashland, Inc.	112,488
30,578		Dow Chemical Co.	1,352,159

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING STOCK INDEX PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Chemicals (continued)
2,713		Eastman Chemical Co.	$174,527
5,600		Ecolab, Inc.	239,120
29,543	L	EI DuPont de Nemours & Co.	1,501,966
3,676	@	Hercules, Inc.	72,233
2,443		International Flavors & Fragrances, Inc.	127,378
17,459		Monsanto Co.	1,179,181
5,274		PPG Industries, Inc.	401,404
10,238		Praxair, Inc.	737,034
4,540	L	Rohm & Haas Co.	248,247
3,461		Sherwin-Williams Co.	230,053
4,194		Sigma-Aldrich Corp.	178,958

			7,110,507

		Coal: 0.2%
5,795	L	Consol Energy, Inc.	267,207
8,520	L	Peabody Energy Corp.	412,198

			679,405

		Commercial Services: 0.7%
4,526	@,L	Apollo Group, Inc.	264,454
4,427	@	Convergys Corp.	107,310
4,706		Equifax, Inc.	209,041
10,318	L	H&R Block, Inc.	241,132
9,506		McKesson Corp.	566,938
4,150	@	Monster Worldwide, Inc.	170,565
7,339		Moody’s Corp.	456,486
5,349		Robert Half International, Inc.	195,239
7,087		RR Donnelley & Sons Co.	308,355
24,791		Western Union Co.	516,397

			3,035,917

		Computers: 4.2%
3,147	@	Affiliated Computer Services, Inc.	178,498
27,669	@	Apple, Inc.	3,376,725
4,600	@	Cognizant Technology Solutions Corp.	345,414
5,579	@	Computer Sciences Corp.	329,998
72,816	@	Dell, Inc.	2,078,897
16,315		Electronic Data Systems Corp.	452,415
67,272	@	EMC Corp.	1,217,623
83,884		Hewlett-Packard Co.	3,742,904
43,755		International Business Machines Corp.	4,605,214
3,021	@	Lexmark International, Inc.	148,966
5,796	@	NCR Corp.	304,522
11,926	@	Network Appliance, Inc.	348,239
7,325	@,L	Sandisk Corp.	358,486
114,344	@,L	Sun Microsystems, Inc.	601,449
11,159	@	Unisys Corp.	101,993

			18,191,343

		Cosmetics/ Personal Care: 1.8%
14,103		Avon Products, Inc.	518,285
16,375		Colgate-Palmolive Co.	1,061,919
3,785		Estee Lauder Cos., Inc.	172,255
100,827		Procter & Gamble Co.	6,169,604

			7,922,063

		Distribution/ Wholesale: 0.1%
5,467		Genuine Parts Co.	271,163
2,250		WW Grainger, Inc.	209,363

			480,526

		Diversified Financial Services: 8.0%
38,074		American Express Co.	2,329,367
7,558		Ameriprise Financial, Inc.	480,462
3,812		Bear Stearns Cos., Inc.	533,680
32,443		Charles Schwab Corp.	665,730
1,170	L	Chicago Mercantile Exchange Holdings, Inc.	625,201
6,185		CIT Group, Inc.	339,124
158,501		Citigroup, Inc.	8,129,516
19,011	L	Countrywide Financial Corp.	691,050
13,707	@	E*Trade Financial Corp.	302,788
31,202		Fannie Mae	2,038,427
2,879		Federated Investors, Inc.	110,352
5,319		Franklin Resources, Inc.	704,608
21,226		Freddie Mac	1,288,418
13,103		Goldman Sachs Group, Inc.	2,840,075
5,932	L	Janus Capital Group, Inc.	165,147
109,446		JP Morgan Chase & Co.	5,302,659
4,245		Legg Mason, Inc.	417,623
17,112		Lehman Brothers Holdings, Inc.	1,275,186
27,874		Merrill Lynch & Co., Inc.	2,329,709
33,776		Morgan Stanley	2,833,131
13,163		SLM Corp.	757,926
8,510		T. Rowe Price Group, Inc.	441,584

			34,601,763

		Electric: 3.2%
21,363	@	AES Corp.	467,422
5,276	@	Allegheny Energy, Inc.	272,980
6,609	L	Ameren Corp.	323,907
12,773		American Electric Power Co., Inc.	575,296
10,311	L	Centerpoint Energy, Inc.	179,411
7,197	L	CMS Energy Corp.	123,788
8,700	L	Consolidated Edison, Inc.	392,544
5,737		Constellation Energy Group, Inc.	500,094
11,185	L	Dominion Resources, Inc.	965,377
5,669	L	DTE Energy Co.	273,359
40,343		Duke Energy Corp.	738,277
12,824	@	Dynegy, Inc. — Class A	121,059
10,402		Edison International	583,760
6,286		Entergy Corp.	674,802
21,548		Exelon Corp.	1,564,385
9,721	L	FirstEnergy Corp.	629,240
12,986	L	FPL Group, Inc.	736,826
2,394		Integrys Energy Group, Inc.	121,448
11,233		PG&E Corp.	508,855
3,191	L	Pinnacle West Capital Corp.	127,161
12,293		PPL Corp.	575,189
8,111		Progress Energy, Inc.	369,780
8,110		Public Service Enterprise Group, Inc.	711,896
24,056	L	Southern Co.	824,880
6,671		TECO Energy, Inc.	114,608
14,738		TXU Corp.	991,867
13,137		Xcel Energy, Inc.	268,914

			13,737,125

		Electrical Components & Equipment: 0.3%
25,493		Emerson Electric Co.	1,193,072
4,570		Molex, Inc.	137,146

			1,330,218

		Electronics: 0.5%
12,722	@	Agilent Technologies, Inc.	489,034
5,863		Applera Corp. — Applied Biosystems Group	179,056
5,735		Jabil Circuit, Inc.	126,571
3,819		PerkinElmer, Inc.	99,523
28,977	@,L	Solectron Corp.	106,635
2,629		Tektronix, Inc.	88,702
13,503	@	Thermo Electron Corp.	698,375
3,191	@	Waters Corp.	189,418

			1,977,314

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING STOCK INDEX PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Engineering & Construction: 0.1%
2,809	L	Fluor Corp.	$312,838

			312,838

		Entertainment: 0.1%
10,630		International Game Technology	422,011

			422,011

		Environmental Control: 0.2%
8,182	@,L	Allied Waste Industries, Inc.	110,130
16,586		Waste Management, Inc.	647,683

			757,813

		Food: 1.8%
6,900		Campbell Soup Co.	267,789
16,001		ConAgra Foods, Inc.	429,787
4,120	@	Dean Foods Co.	131,304
11,057		General Mills, Inc.	645,950
5,504		Hershey Co.	278,612
10,381		HJ Heinz Co.	492,786
7,980		Kellogg Co.	413,284
51,400		Kraft Foods, Inc.	1,811,850
22,692		Kroger Co.	638,326
4,168		McCormick & Co., Inc.	159,134
14,106		Safeway, Inc.	480,027
23,484		Sara Lee Corp.	408,622
6,633		Supervalu, Inc.	307,241
19,754		Sysco Corp.	651,684
8,120		Tyson Foods, Inc.	187,085
4,500	L	Whole Foods Market, Inc.	172,350
6,881		WM Wrigley Jr. Co.	380,588

			7,856,419

		Forest Products & Paper: 0.3%
13,922		International Paper Co.	543,654
5,868		MeadWestvaco Corp.	207,258
3,341		Temple-Inland, Inc.	205,572
6,880		Weyerhaeuser Co.	543,038

			1,499,522

		Gas: 0.2%
5,585		KeySpan Corp.	234,458
1,423		Nicor, Inc.	61,075
8,826		NiSource, Inc.	182,786
8,467		Sempra Energy	501,500

			979,819

		Hand/ Machine Tools: 0.1%
2,092		Black & Decker Corp.	184,745
1,849		Snap-On, Inc.	93,393
2,707		Stanley Works	164,315

			442,453

		Healthcare — Products: 3.0%
1,720	L	Bausch & Lomb, Inc.	119,437
20,836		Baxter International, Inc.	1,173,900
7,887		Becton Dickinson & Co.	587,582
7,893		Biomet, Inc.	360,868
37,992	@	Boston Scientific Corp.	582,797
3,321		CR Bard, Inc.	274,414
92,820		Johnson & Johnson	5,719,568
36,923		Medtronic, Inc.	1,914,827
4,485	@,L	Patterson Cos., Inc.	167,156
10,851	@	St. Jude Medical, Inc.	450,208
9,533		Stryker Corp.	601,437
4,100	@,L	Varian Medical Systems, Inc.	174,291
7,543	@	Zimmer Holdings, Inc.	640,325

			12,766,810

		Healthcare — Services: 1.4%
16,564		Aetna, Inc.	818,262
4,975	@	Coventry Health Care, Inc.	286,809
5,368	@	Humana, Inc.	326,965
3,760	@,L	Laboratory Corp. of America Holdings	294,258
2,362	L	Manor Care, Inc.	154,215
5,061		Quest Diagnostics	261,401
15,203	@,L	Tenet Healthcare Corp.	98,972
42,949		UnitedHealth Group, Inc.	2,196,412
19,679	@	WellPoint, Inc.	1,570,975

			6,008,269

		Home Builders: 0.2%
3,847	L	Centex Corp.	154,265
8,715	L	D.R. Horton, Inc.	173,690
2,462	L	KB Home	96,929
4,475	L	Lennar Corp.	163,606
6,794	L	Pulte Homes, Inc.	152,525

			741,015

		Home Furnishings: 0.1%
2,060		Harman International Industries, Inc.	240,608
2,556	L	Whirlpool Corp.	284,227

			524,835

		Household Products/ Wares: 0.4%
2,933	L	Avery Dennison Corp.	194,986
4,827		Clorox Co.	299,757
4,928		Fortune Brands, Inc.	405,919
14,637		Kimberly-Clark Corp.	979,069

			1,879,731

		Housewares: 0.1%
8,953		Newell Rubbermaid, Inc.	263,487

			263,487

		Insurance: 4.9%
10,481	@@	ACE Ltd.	655,272
15,691	L	Aflac, Inc.	806,517
19,503		Allstate Corp.	1,199,630
3,266		AMBAC Financial Group, Inc.	284,763
83,096		American International Group, Inc.	5,819,213
9,392		AON Corp.	400,193
3,200	L	Assurant, Inc.	188,544
12,887		Chubb Corp.	697,702
9,268		Cigna Corp.	483,975
5,529		Cincinnati Financial Corp.	239,959
13,440		Genworth Financial, Inc.	462,336
10,154		Hartford Financial Services Group, Inc.	1,000,271
8,679		Lincoln National Corp.	615,775
14,301		Loews Corp.	729,065
17,798		Marsh & McLennan Cos., Inc.	549,602
4,149	L	MBIA, Inc.	258,151
23,706		Metlife, Inc.	1,528,563
2,622	L	MGIC Investment Corp.	149,087
8,616		Principal Financial Group	502,227
23,541		Progressive Corp.	563,336
14,978		Prudential Financial, Inc.	1,456,311
3,379		Safeco Corp.	210,377
3,079		Torchmark Corp.	206,293
21,243		Travelers Cos., Inc.	1,136,501
11,027	L	UnumProvident Corp.	287,915
5,999	@@	XL Capital Ltd.	505,656

			20,937,234

		Internet: 1.8%
9,985	@,L	Amazon.com, Inc.	683,074
36,307	@,L	eBay, Inc.	1,168,359
6,995	@	Google, Inc.	3,661,043
6,970	@,L	IAC/InterActiveCorp.	241,232
28,865	@	Symantec Corp.	583,073

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING STOCK INDEX PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Internet (continued)
7,900	@	VeriSign, Inc.	$250,667
38,773	@,L	Yahoo!, Inc.	1,051,911

			7,639,359

		Iron/ Steel: 0.3%
3,300		Allegheny Technologies, Inc.	346,104
9,697		Nucor Corp.	568,729
3,746	L	United States Steel Corp.	407,378

			1,322,211

		Leisure Time: 0.3%
2,880		Brunswick Corp.	93,974
14,215	L	Carnival Corp.	693,266
8,290		Harley-Davidson, Inc.	494,167

			1,281,407

		Lodging: 0.5%
5,977	L	Harrah’s Entertainment, Inc.	509,599
12,447	L	Hilton Hotels Corp.	416,601
10,542		Marriott International, Inc.	455,836
6,924		Starwood Hotels & Resorts Worldwide, Inc.	464,393
5,834	@,L	Wyndham Worldwide Corp.	211,541

			2,057,970

		Machinery — Construction & Mining: 0.4%
20,480		Caterpillar, Inc.	1,603,584
3,300	@	Terex Corp.	268,290

			1,871,874

		Machinery — Diversified: 0.4%
3,332		Cummins, Inc.	337,232
7,214		Deere & Co.	871,018
5,012		Rockwell Automation, Inc.	348,033

			1,556,283

		Media: 3.2%
23,450	L	CBS Corp. — Class B	781,354
15,892		Clear Channel Communications, Inc.	601,035
99,663	@,L	Comcast Corp. — Class A	2,802,524
24,720	@	DIRECTV Group, Inc.	571,279
2,102		Dow Jones & Co., Inc.	120,760
2,685	L	EW Scripps Co.	122,678
7,523		Gannett Co., Inc.	413,389
10,997		McGraw-Hill Cos., Inc.	748,676
1,233	L	Meredith Corp.	75,953
4,614	L	New York Times Co.	117,196
74,625		News Corp., Inc. — Class A	1,582,796
121,253		Time Warner, Inc.	2,551,163
2,738	L	Tribune Co.	80,497
22,120	@	Viacom — Class B	920,856
63,449		Walt Disney Co.	2,166,149

			13,656,305

		Metal Fabricate/ Hardware: 0.1%
4,400		Precision Castparts Corp.	533,984

			533,984

		Mining: 0.7%
27,858		Alcoa, Inc.	1,129,085
12,010		Freeport-McMoRan Copper & Gold, Inc.	994,668
14,468	L	Newmont Mining Corp.	565,120
3,100	L	Vulcan Materials Co.	355,074

			3,043,947

		Miscellaneous Manufacturing: 5.3%
23,062		3M Co.	2,001,551
5,890		Cooper Industries Ltd.	336,260
7,633		Danaher Corp.	576,292
6,533		Dover Corp.	334,163
9,180	L	Eastman Kodak Co.	255,479
4,695		Eaton Corp.	436,635
329,600		General Electric Co.	12,617,088
24,942		Honeywell International, Inc.	1,403,736
13,186		Illinois Tool Works, Inc.	714,549
9,635	@@	Ingersoll-Rand Co.	528,191
5,838		ITT Corp.	398,619
5,711	L	Leggett & Platt, Inc.	125,928
3,952		Pall Corp.	181,752
3,730		Parker Hannifin Corp.	365,204
3,992		Textron, Inc.	439,559
63,503	@	Tyco International Ltd.	2,145,766

			22,860,772

		Office/ Business Equipment: 0.2%
7,054		Pitney Bowes, Inc.	330,268
30,002	@	Xerox Corp.	554,437

			884,705

		Oil & Gas: 8.6%
14,878		Anadarko Petroleum Corp.	773,507
10,611		Apache Corp.	865,751
13,100		Chesapeake Energy Corp.	453,260
68,885		Chevron Corp.	5,802,872
52,344		ConocoPhillips	4,109,004
14,199		Devon Energy Corp.	1,111,640
4,800		ENSCO International, Inc.	292,848
7,822		EOG Resources, Inc.	571,475
180,475	S	ExxonMobil Corp.	15,138,243
8,730		Hess Corp.	514,721
22,034		Marathon Oil Corp.	1,321,159
6,005	L	Murphy Oil Corp.	356,937
9,012	@,@@, L	Nabors Industries Ltd.	300,821
4,336		Noble Corp.	422,847
26,739		Occidental Petroleum Corp.	1,547,653
3,572	L	Rowan Cos., Inc.	146,381
3,888		Sunoco, Inc.	309,796
9,199	@,L	Transocean, Inc.	974,910
17,606		Valero Energy Corp.	1,300,379
12,311		XTO Energy, Inc.	739,891

			37,054,095

		Oil & Gas Services: 1.6%
10,270	L	Baker Hughes, Inc.	864,015
9,420		BJ Services Co.	267,905
29,242		Halliburton Co.	1,008,849
5,700	@	National Oilwell Varco, Inc.	594,168
37,782	L	Schlumberger Ltd.	3,209,203
6,436	L	Smith International, Inc.	377,407
10,840	@,L	Weatherford International Ltd.	598,802

			6,920,349

		Packaging & Containers: 0.1%
3,246		Ball Corp.	172,590
3,326		Bemis Co.	110,357
4,161	@	Pactiv Corp.	132,694
5,160		Sealed Air Corp.	160,063

			575,704

		Pharmaceuticals: 5.6%
49,328		Abbott Laboratories	2,641,514
6,112		AmerisourceBergen Corp.	302,361
3,510	@	Barr Pharmaceuticals, Inc.	176,307
63,018		Bristol-Myers Squibb Co.	1,988,848
12,322		Cardinal Health, Inc.	870,426
31,593		Eli Lilly & Co.	1,765,417
8,706	@	Express Scripts, Inc.	435,387
10,204	@	Forest Laboratories, Inc.	465,813
29,900	@	Gilead Sciences, Inc.	1,159,223

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING STOCK INDEX PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Pharmaceuticals (continued)
5,016	@	Hospira, Inc.	$195,825
7,849	@,L	King Pharmaceuticals, Inc.	160,591
8,944	@	Medco Health Solutions, Inc.	697,543
69,447		Merck & Co., Inc.	3,458,461
7,963		Mylan Laboratories	144,847
224,777		Pfizer, Inc.	5,747,548
47,730		Schering-Plough Corp.	1,452,901
3,278	@,L	Watson Pharmaceuticals, Inc.	106,633
43,041		Wyeth	2,467,971

			24,237,616

		Pipelines: 0.4%
22,404		El Paso Corp.	386,021
5,600	L	Questar Corp.	295,960
20,221		Spectra Energy Corp.	524,937
19,186		Williams Cos., Inc.	606,661

			1,813,579

		Real Estate: 0.0%
6,000	@,L	CB Richard Ellis Group, Inc.	219,000

			219,000

		Real Estate Investment Trusts: 1.2%
3,127	L	Apartment Investment & Management Co.	157,663
7,120		Archstone-Smith Trust	420,863
2,600		AvalonBay Communities, Inc.	309,088
3,795		Boston Properties, Inc.	387,583
4,000		Developers Diversified Realty Corp.	210,840
9,347		Equity Residential	426,504
8,000		General Growth Properties, Inc.	423,600
16,700		Host Hotels & Resorts, Inc.	386,104
7,255		Kimco Realty Corp.	276,198
5,615	L	Plum Creek Timber Co., Inc.	233,921
8,215		Prologis	467,434
3,935		Public Storage, Inc.	302,287
7,111		Simon Property Group, Inc.	661,607
4,175		Vornado Realty Trust	458,582

			5,122,274

		Retail: 5.6%
2,800		Abercrombie & Fitch Co.	204,344
4,830	@	Autonation, Inc.	108,385
1,567	@	Autozone, Inc.	214,084
8,824	@	Bed Bath & Beyond, Inc.	317,576
12,955		Best Buy Co., Inc.	604,610
3,512	@,L	Big Lots, Inc.	103,323
4,460		Circuit City Stores, Inc.	67,257
14,300		Costco Wholesale Corp.	836,836
49,447		CVS Corp.	1,802,343
4,569		Darden Restaurants, Inc.	200,990
1,912		Dillard’s, Inc.	68,698
10,113		Dollar General Corp.	221,677
4,843		Family Dollar Stores, Inc.	166,212
17,012		Gap, Inc.	324,929
63,203		Home Depot, Inc.	2,487,038
7,222		JC Penney Co., Inc.	522,728
10,353	@	Kohl’s Corp.	735,374
10,938	L	Limited Brands, Inc.	300,248
48,252		Lowe’s Cos., Inc.	1,480,854
14,759		Macy’s, Inc.	587,113
38,256		McDonald’s Corp.	1,941,875
7,169	L	Nordstrom, Inc.	366,479
8,854	@,L	Office Depot, Inc.	268,276
2,389		OfficeMax, Inc.	93,888
4,343	L	RadioShack Corp.	143,927
2,682	@	Sears Holding Corp.	454,599
22,919		Staples, Inc.	543,868
23,751	@,L	Starbucks Corp.	623,226
27,249		Target Corp.	1,733,036
4,368		Tiffany & Co.	231,766
14,605		TJX Cos., Inc.	401,638
32,067		Walgreen Co.	1,396,197
77,673		Wal-Mart Stores, Inc.	3,736,848
2,772		Wendy’s International, Inc.	101,871
16,710		Yum! Brands, Inc.	546,751

			23,938,864

		Savings & Loans: 0.4%
15,500	L	Hudson City Bancorp., Inc.	189,410
11,538	L	Sovereign Bancorp., Inc.	243,913
28,488	L	Washington Mutual, Inc.	1,214,728

			1,648,051

		Semiconductors: 2.7%
17,662	@,L	Advanced Micro Devices, Inc.	252,567
11,360	L	Altera Corp.	251,397
10,526	L	Analog Devices, Inc.	396,199
44,243	L	Applied Materials, Inc.	879,108
14,886	@	Broadcom Corp.	435,416
185,932		Intel Corp.	4,417,744
6,094	L	KLA-Tencor Corp.	334,865
8,176	L	Linear Technology Corp.	295,808
24,665	@	LSI Logic Corp.	185,234
10,290		Maxim Integrated Products	343,789
7,200	@	MEMC Electronic Materials, Inc.	440,064
24,215	@,L	Micron Technology, Inc.	303,414
8,982		National Semiconductor Corp.	253,921
3,999	@,L	Novellus Systems, Inc.	113,452
11,642	@,L	Nvidia Corp.	480,931
5,084	@	QLogic Corp.	84,649
6,042	@,L	Teradyne, Inc.	106,218
45,960		Texas Instruments, Inc.	1,729,475
9,547	L	Xilinx, Inc.	255,573

			11,559,824

		Software: 3.8%
18,851	@	Adobe Systems, Inc.	756,868
7,402	@	Autodesk, Inc.	348,486
17,746		Automatic Data Processing, Inc.	860,149
6,578	@	BMC Software, Inc.	199,313
13,184	L	CA, Inc.	340,543
5,811	@,L	Citrix Systems, Inc.	195,656
9,641	@	Compuware Corp.	114,342
9,893	@	Electronic Arts, Inc.	468,137
5,200		Fidelity National Information Services, Inc.	282,256
24,191		First Data Corp.	790,320
5,358	@	Fiserv, Inc.	304,334
6,309		IMS Health, Inc.	202,708
10,926	@	Intuit, Inc.	328,654
269,702		Microsoft Corp.	7,948,115
11,090	@	Novell, Inc.	86,391
126,804	@	Oracle Corp.	2,499,307
10,900	L	Paychex, Inc.	426,408

			16,151,987

		Telecommunications: 6.5%
9,862	@@,L	Allergan, Inc.	568,446
11,099		Alltel Corp.	749,737
197,527		AT&T, Inc.	8,197,371
14,397	@,L	Avaya, Inc.	242,445
3,535		CenturyTel, Inc.	173,392
2,754	@,L	Ciena Corp.	99,502
194,568	@	Cisco Systems, Inc.	5,418,719
10,995	L	Citizens Communications Co.	167,894
50,336	@	Corning, Inc.	1,286,085
4,867	L	Embarq Corp.	308,422
6,787	@,L	JDS Uniphase Corp.	91,149
18,185	@,L	Juniper Networks, Inc.	457,716
74,090		Motorola, Inc.	1,311,393
53,352		Qualcomm, Inc.	2,314,943
49,792	@,L	Qwest Communications International, Inc.	482,982

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING STOCK INDEX PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Telecommunications (continued)
92,684		Sprint Nextel Corp.	$1,919,486
14,005	@	Tellabs, Inc.	150,694
93,036		Verizon Communications, Inc.	3,830,292
15,290		Windstream Corp.	225,680

			27,996,348

		Textiles: 0.0%
4,316		Cintas Corp.	170,180

			170,180

		Toys/ Games/ Hobbies: 0.1%
5,123	L	Hasbro, Inc.	160,913
12,600		Mattel, Inc.	318,654

			479,567

		Transportation: 1.7%
11,393		Burlington Northern Santa Fe Corp.	970,000
5,500	L	CH Robinson Worldwide, Inc.	288,860
13,992	L	CSX Corp.	630,759
9,835		FedEx Corp.	1,091,390
12,614		Norfolk Southern Corp.	663,118
1,937		Ryder System, Inc.	104,211
8,699		Union Pacific Corp.	1,001,690
33,976	L	United Parcel Service, Inc.	2,480,248

			7,230,276

		Total Common Stock (Cost $335,200,472 )	428,149,827

SHORT-TERM INVESTMENTS: 11.7%
		Mutual Fund: 0.2%
1,000,000	**	ING Institutional Prime Money Market Fund	$1,000,000

		Total Mutual Fund (Cost $1,000,000)	1,000,000

		Repurchase Agreement: 0.2%
1,025,000		Morgan Stanley Repurchase Agreement dated 06/29/07, 5.300%, due 07/02/07, $1,025,453 to be received upon repurchase (Collateralized by $2,195,000 Resolution Funding Corporation, Discount Note, Market Value $1,046,159, due 01/15/21)	1,025,000

		Total Repurchase Agreement (Cost $1,025,000)	1,025,000

		Securities Lending CollateralCC: 11.3%
48,416,000		The Bank of New York Institutional Cash Reserves Fund	48,416,000

		Total Securities Lending Collateral (Cost $48,416,000)	48,416,000

		Total Short-Term Investments (Cost $50,441,000)	50,441,000

Total Investments in Securities (Cost $385,641,472)*	111.3%	$478,590,827
Other Assets and Liabilities-Net	(11.3)	(48,696,009)

Net Assets	100.0%	$429,894,818

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
L	Loaned security, a portion or all of the security is on loan at June 30, 2007.
**	Investment in affiliate
*	Cost for federal income tax purposes is $386,441,841.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$101,840,408
Gross Unrealized Depreciation	(9,691,422)

Net Unrealized Appreciation	$92,148,986

ING Stock Index Portfolio Open Futures Contracts on June 30, 2007:

		Notional
	Number of	Market	Expiration	Unrealized
Contract Description	Contracts	Value ($)	Date	Depreciation

Long Contracts
S&P 500	7	$2,651,950	09/20/07	$(13,573)

				$(13,573)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED)

Country Allocation

as of June 30, 2007
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 97.0%
		Australia: 6.1%
19,978		Ansell Ltd.	$206,399
47,859		APN News & Media Ltd.	237,113
52,666		BHP Billiton Ltd.	1,573,699
23,495		Centro Properties Group	168,951
296,132		CFS Retail Property Trust	537,995
191,474		Coles Myer Ltd.	2,614,267
201,282		Commonwealth Property Office Fund	285,546
4,564		CSL Ltd.	339,733
670,041		CSR Ltd.	1,972,063
48,788		Foster’s Group Ltd.	263,276
1,215,093	**	ING Industrial Fund	2,406,267
11,455		Lend Lease Corp., Ltd.	179,813
35,643		Lion Nathan Ltd.	279,732
138,822		Macquarie Airports Management Ltd.	474,387
37,856		Macquarie Communications Infrastructure Group	202,584
151,641		Macquarie Goodman Group	860,613
1,988,936		Macquarie Office Trust	2,812,721
647,285		Pacific Brands Ltd.	1,890,160
125,004		Qantas Airways Ltd.	593,093
48,172	L	Rio Tinto Ltd.	4,018,398
138,482		Santos Ltd.	1,635,128
693,937		Stockland	4,780,584
423,621		Suncorp-Metway Ltd.	7,235,126
13,050		TABCORP Holdings Ltd.	189,613
76,521		Tattersall’s Ltd.	304,339
345,876		Telstra Corp., Ltd.	1,345,675
201,521		Zinifex Ltd.	3,195,847

			40,603,122

		Austria: 2.8%
13,835	@	Immoeast Immobilien Anlagen AG	195,236
470,480	@	Immofinanz Immobilien Anlagen AG	6,851,702
42,986		Raiffeisen International Bank Holding AG	6,789,603
3,859		Verbund — Oesterreichische Elektrizitaetswirtschafts AG	197,333
54,433		Voestalpine AG	4,574,857

			18,608,731

		Belgium: 1.3%
3,866		D’ieteren SA	1,728,207
22,270		Fortis	943,887
1,594		Groupe Bruxelles Lambert SA	198,134
63,413		InBev NV	5,022,672
2,678		KBC Groep NV	360,910
1,261		Solvay SA	198,499

			8,452,309

		China: 0.0%
46,000		Tencent Holdings Ltd.	184,918

			184,918

		Denmark: 1.6%
16		AP Moller — Maersk A/ S	192,447
18,175		Carlsberg A/ S	2,196,953
73,500		Novo-Nordisk A/ S	7,994,975

			10,384,375

		Finland: 0.9%
207,233		Nokia OYJ	5,820,198
7,863		Orion OYJ	196,781

			6,016,979

		France: 8.6%
6,601		Air France-KLM	307,142
86,191		BNP Paribas	10,238,078
80,835		Bouygues SA	6,772,782
9,724		Cie de Saint-Gobain	1,089,308
4,807		Credit Agricole SA	195,059
1,181		Gecina SA	197,371
12,253		Groupe Danone	989,628
1,089		Lafarge SA	198,473
34,251		LVMH Moet Hennessy Louis Vuitton SA	3,941,084
2,261		PPR	394,398
7,517		Sanofi-Aventis	607,278
1,362		Schneider Electric SA	190,827
77,862		Scor SA	2,113,570
1,011		Societe Generale	187,316
38,310		Sodexho Alliance SA	2,739,434
118,109		Suez SA	6,752,106
9,706	@	Thomson	185,621
59,771		Total SA	4,846,127
669		Vallourec	213,897
2,556		Veolia Environnement	200,751
107,376		Vinci SA	8,014,232
151,421		Vivendi	6,513,787

			56,888,269

		Germany: 6.5%
7,664		Allianz AG	1,787,225
36,503		BASF AG	4,775,227
2,802		Celesio AG	182,156
3,757		Commerzbank AG	179,193
9,326		DaimlerChrysler AG	858,490
68,387		Deutsche Bank AG	9,897,491
184,022		Deutsche Post AG	5,956,981
10,878		Deutsche Telekom AG	200,346
9,206		E.ON AG	1,537,058
19,255		Henkel KGaA — Vorzug	1,014,657
5,739	@	KarstadtQuelle AG	193,332
14,790		Merck KGaA	2,023,566
2,463		Metro AG	203,571
54,205		RWE AG	5,750,077

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Germany (continued)
18,548		Salzgitter AG	$3,554,735
3,831		SAP AG	195,868
16,905		Siemens AG	2,420,825
3,323		ThyssenKrupp AG	196,665
11,342		Volkswagen AG	1,803,740

			42,731,203

		Greece: 0.2%
7,284		Hellenic Exchanges SA Holding Clearing Settlement and Registry	190,087
34,020		Hellenic Telecommunications Organization SA	1,054,420

			1,244,507

		Hong Kong: 0.7%
14,000		Cheung Kong Holdings Ltd.	183,450
200		CLP Holdings Ltd.	1,343
143,000		Hong Kong & China Gas	301,336
149,000	@	Hutchison Telecommunications International Ltd.	191,911
19,000		Hutchison Whampoa Ltd.	188,614
189,500		Kingboard Chemicals Holdings	872,167
124,000		Melco International Development	184,357
170,000		Noble Group Ltd.	191,501
156,000		Orient Overseas International Ltd.	1,525,184
314,000		PCCW Ltd.	193,300
219,000		Shui On Land Ltd.	196,492
17,000		Sun Hung Kai Properties Ltd.	204,555
146,000		Techtronic Industries Co.	194,941
28,000		Television Broadcasts Ltd.	197,015
61,500		Yue Yuen Industrial Holdings	190,645

			4,816,811

		Ireland: 1.0%
237,157		Allied Irish Banks PLC	6,480,661

			6,480,661

		Italy: 5.8%
11,230		Banca Popolare di Milano Scrl	171,277
193,057	L	Banco Popolare di Verona e Novara Scrl	5,550,872
268,631		ENI S.p.A.	9,739,864
105,583		Finmeccanica S.p.A.	3,243,914
6,878		Italcementi S.p.A.	212,354
5,123		Luxottica Group S.p.A.	199,014
416,897		Parmalat S.p.A.	1,762,081
2,280,696		Telecom Italia S.p.A.	6,244,088
797,510		Telecom Italia S.p.A. RNC	1,767,478
1,087,844		UniCredito Italiano S.p.A.	9,716,192

			38,607,134

		Japan: 21.1%
10,300		Aeon Co., Ltd.	191,186
6,500		Aeon Mall Co., Ltd.	199,852
50,000		All Nippon Airways Co., Ltd.	190,223
16,000		Amada Co., Ltd.	200,101
11,600		Aoyama Trading Co., Ltd.	356,829
6,200		Autobacs Seven Co., Ltd.	193,450
205,000		Bank of Yokohama Ltd.	1,435,774
99,600		Canon Sales Co., Inc.	2,037,498
74,000		Chiba Bank Ltd.	655,926
547,000		COMSYS Holdings Corp.	6,335,354
54,000		Daicel Chemical Industries Ltd.	351,438
22,000		Daifuku Co., Ltd.	303,275
18,000		Daimaru, Inc.	214,987
72,000		Dainippon Ink & Chemicals	277,811
107,000		Dainippon Screen Manufacturing Co., Ltd.	807,495
4,100		Daito Trust Construction Co., Ltd.	195,232
14,000		Daiwa House Industry Co., Ltd	200,102
14,800		EDION Corp.	192,227
9,100		Eisai Co., Ltd.	397,372
8,700	@,L	Elpida Memory, Inc.	382,041
7,400		FamilyMart Co., Ltd.	195,027
2,800		Fast Retailing Co., Ltd.	199,291
39,000		Fuji Electric Holdings Co., Ltd.	197,821
8,800		Fuji Photo Film Co., Ltd.	393,320
12,900		Fuji Soft, Inc.	303,436
71,000		Fujikura Ltd.	527,317
34,000		Furukawa Electric Co., Ltd.	187,772
184,000		Gunma Bank Ltd.	1,236,907
2,750		Hakuhodo DY Holdings, Inc.	181,574
105,500	@	Haseko Corp.	311,984
4,600		Hikari Tsushin, Inc.	193,204
33,000		Hiroshima Bank Ltd.	182,742
58,000		Hitachi Cable Ltd.	339,787
85,400		Hitachi Chemical Co., Ltd.	1,931,290
5,700		Hitachi Construction Machinery Co., Ltd.	198,052
60,800		Hitachi High-Technologies Corp.	1,577,322
3,500		Ibiden Co., Ltd.	225,832
165		Inpex Holdings, Inc.	1,541,841
13,100		Isetan Co., Ltd.	215,227
17,000		Itochu Corp.	196,850
43,000		Joyo Bank Ltd.	267,190
16,000		Kawasaki Kisen Kaisha Ltd.	195,132
536		KDDI Corp.	3,970,708
44,000		Keisei Electric Railway Co., Ltd.	257,587
9,600		Keyence Corp.	2,097,230
952,000		Kobe Steel Ltd.	3,610,689
8,500		Komatsu Ltd.	246,356
10,000		Komori Corp.	234,376
336,000		Konica Minolta Holdings, Inc.	4,952,169
178,000		Kubota Corp.	1,438,842
42,000		Kyowa Hakko Kogyo Co., Ltd.	396,354
62,000		Matsushita Electric Industrial Co., Ltd.	1,228,664
26,000		Matsushita Electric Works Ltd.	332,427
80,000		Mediceo Paltac Holdings Co., Ltd.	1,225,168
11,100		Meitec Corp.	317,986
7,400		Mitsubishi Corp.	193,895
20,000		Mitsubishi Electric Corp.	185,270
80,000		Mitsubishi Gas Chemical Co., Inc.	730,305
94		Mitsubishi UFJ Financial Group, Inc.	1,035,945
365,000		Mitsui Mining & Smelting Co., Ltd.	1,703,036
16,000		Mitsui OSK Lines Ltd.	216,943
20,000		Mitsui Trust Holdings, Inc.	174,010
1,073		Mizuho Financial Group, Inc.	7,412,857
12,000		Nippon Electric Glass Co., Ltd.	211,570
23,000		Nippon Mining Holdings, Inc.	220,035
626,000		Nippon Yusen KK	5,741,306
17,700		Nissan Motor Co., Ltd.	189,494
44,000		Nisshin Steel Co., Ltd.	200,788
1,010		Obic Co., Ltd.	199,483
41,000		OJI Paper Co., Ltd.	199,317
16,000		Onward Kashiyama Co., Ltd.	204,229
11,070		ORIX Corp.	2,917,911
76		Resona Holdings, Inc.	181,550
16,000		Ricoh Co., Ltd.	370,182
6,600		Rinnai Corp.	205,775
183		Round One Corp.	332,246
3,400		Ryohin Keikaku Co., Ltd.	210,458
22,300		Sankyo Co., Ltd.	939,036
117,000	@	Sanyo Electric Co., Ltd.	191,579
48		Sapporo Hokuyo Holdings, Inc.	529,074
129,900		Sega Sammy Holdings, Inc.	2,102,011

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Japan (continued)
77,000		Sekisui House Ltd.	$1,026,374
209,400		Seven & I Holdings Co., Ltd.	5,985,778
25,000		Shizuoka Bank Ltd.	253,667
4,000		SMC Corp.	531,698
864,000		Sojitz Corp.	3,861,759
31,100		Stanley Electric Co., Ltd.	675,020
45,000		Sumitomo Chemical Co., Ltd.	301,968
10,800		Sumitomo Corp.	196,901
13,100		Sumitomo Electric Industries Ltd.	195,043
54,000		Sumitomo Metal Mining Co., Ltd.	1,170,650
1,006		Sumitomo Mitsui Financial Group, Inc.	9,378,341
193,000		Sumitomo Trust & Banking Co., Ltd.	1,838,232
16,000		Suruga Bank Ltd.	201,641
8,300		Suzuken Co., Ltd.	259,270
9,000		Taiyo Yuden Co., Ltd.	208,184
391,000		Tanabe Seiyaku Co., Ltd.	4,648,890
33,000		THK Co., Ltd.	826,421
8,800		TIS, Inc.	202,106
249,500		Tohoku Electric Power Co., Inc.	5,596,661
6,200		Tokyo Electric Power Co., Inc.	199,435
95,200		Tokyo Electron Ltd.	7,003,822
31,000		Tokyu Corp.	207,188
19,000		Toppan Printing Co., Ltd.	204,169
24,000		Toshiba Corp.	209,107
75,000		Tosoh Corp.	416,013
63,100		Toyo Seikan Kaisha Ltd.	1,219,733
7,600		Toyota Boshoku Corp.	192,079
222,500		Toyota Motor Corp.	14,032,275
16,000		UNY Co., Ltd.	189,661
9,300		Ushio, Inc.	206,301
20,730		USS Co., Ltd.	1,319,824
20,000		Yamazaki Baking Co., Ltd.	170,746
82,000		Yaskawa Electric Corp.	932,064
14,600		Yokogawa Electric Corp.	195,714
179,000		Zeon Corp.	1,902,813

			138,983,500

		Netherlands: 5.5%
139,496		Arcelor Mittal	8,711,903
13,478	@	ASML Holding NV	370,313
199,518	@	Koninklijke Ahold NV	2,502,532
4,613		Koninklijke Philips Electronics NV	195,485
240,770		Royal Dutch Shell PLC — Class A	9,801,974
186,620		Royal Dutch Shell PLC — Class B	7,779,443
218,448		Unilever NV	6,779,277

			36,140,927

		New Zealand: 0.2%
169,802		Contact Energy Ltd.	1,179,087
179,706		Vector Ltd.	376,630

			1,555,717

		Norway: 0.9%
5,189		Norsk Hydro ASA	199,026
13,401	@	Petroleum Geo-Services ASA	334,630
8,700		Schibsted ASA	398,461
138,800		Statoil ASA	4,306,380
10,200	@	Telenor ASA	199,378
10,650	@	TGS Nopec Geophysical Co. ASA	217,903

			5,655,778

		Singapore: 1.9%
138,000		ComfortDelgro Corp., Ltd.	196,756
466,000		DBS Group Holdings Ltd.	6,943,189
485,000		Neptune Orient Lines Ltd.	1,681,237
30,000		Oversea-Chinese Banking Corp.	179,340
316,000		Parkway Holdings Ltd.	827,303
88,000		Singapore Petroleum Co., Ltd.	330,988
209,000		Singapore Press Holdings Ltd.	633,790
240,000		United Overseas Land Ltd.	912,518
319,000		Wing Tai Holdings Ltd.	830,849

			12,535,970

		Spain: 1.4%
6,389		Abertis Infraestructuras SA	198,143
711		Acciona SA	194,733
3,078		Actividades de Construcción y Servicios SA	197,191
39,631		Banco Bilbao Vizcaya Argentaria SA	969,172
119,334		Banco Santander Central Hispano SA	2,193,596
52,697		Gas Natural SDG SA	3,201,631
1,769		Grupo Ferrovial	173,902
3,400		Iberdrola SA	189,844
67,814		Telefonica SA	1,509,138
3,405		Union Fenosa SA	181,787

			9,009,137

		Sweden: 2.4%
160,506		Atlas Copco AB — Class B	2,510,780
33,950		Boliden AB	703,839
3,250		Hennes & Mauritz AB	192,160
3,050		Modern Times Group AB	196,580
182,000		Nordea Bank AB	2,842,638
7,768		Scania AB — B Shares	189,464
5,400		Skandinaviska Enskilda Banken AB	173,862
8,400		SKF AB — B Shares	175,754
5,400		SSAB Svenskt Staal AB	204,624
11,800		Svenska Cellulosa AB	197,331
42,448		Svenska Handelsbanken AB	1,186,992
374,395		Volvo AB	7,443,897

			16,017,921

		Switzerland: 8.3%
128,828		ABB Ltd.	2,904,785
139,526		Credit Suisse Group	9,905,100
1,831		Holcim Ltd.	197,744
1,911		Kuoni Reisen Holding	1,148,981
9,913		Nestle SA	3,766,678
49,683		Novartis AG	2,789,233
8,796	@,L	OC Oerlikon Corp. AG	4,661,427
49,627		Roche Holding AG	8,793,238
30,763		Schindler Holding AG	2,043,510
286,260		STMicroelectronics NV	5,516,839
3,401		Swatch Group AG — REG	192,361
5,943		Swiss Reinsurance	542,003
40,520		UBS AG — Reg	2,423,271
17,060		Xstrata PLC	1,015,633
27,735		Zurich Financial Services AG	8,573,732

			54,474,535

		United Kingdom: 19.8%
271,335		3i Group PLC	6,316,031
72,842		Aegis Group PLC	199,635
17,349	@	Anglo American PLC	1,018,591
77,793		ARM Holdings PLC	227,567
138,417		AstraZeneca PLC	7,417,887
13,254		Aviva PLC	196,752
103,290		Barclays PLC	1,437,064
10,189		Bellway PLC	256,512
13,204	@	Berkeley Group Holdings PLC	468,755
346,712		BHP Billiton PLC	9,631,260
653,868		BP PLC	7,867,545
461,907	@	British Airways PLC	3,863,330

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		United Kingdom (continued)
5,941		British American Tobacco PLC	$202,621
7,174		British Land Co. PLC	191,971
966,946		BT Group PLC	6,435,554
10,090		Carnival PLC	482,219
549,448		Compass Group PLC	3,793,956
337,268		Daily Mail & General Trust	5,157,602
15,600		Davis Service Group PLC	194,190
8,848		Diageo PLC	183,905
20,117		Enterprise Inns PLC	277,187
48,505		First Choice Holidays PLC	308,083
117,269		FKI PLC	295,453
20,665		George Wimpey PLC	206,858
145,406		GlaxoSmithKline PLC	3,787,826
161,032		HBOS PLC	3,167,390
377,288		HSBC Holdings PLC	6,908,328
176,179		Imperial Tobacco Group PLC	8,122,902
63,392		International Power PLC	544,898
15,165		Invesco PLC	195,402
79,650		J Sainsbury PLC	939,844
40,678		Kingfisher PLC	184,250
22,768		Ladbrokes PLC	196,836
2,139,196		Legal & General Group PLC	6,417,717
20,656		Lloyds TSB Group PLC	229,619
233,487		London Stock Exchange Group PLC	6,353,164
39,915		Marks & Spencer Group PLC	501,297
41,890		Misys PLC	196,185
456,463		National Grid PLC	6,735,252
3,899		Next PLC	156,534
6,727		Persimmon PLC	155,558
14,477		Punch Taverns PLC	355,170
3,587		Reckitt Benckiser PLC	196,372
47,144		Rio Tinto PLC	3,606,696
355,019	@	Rolls-Royce Group PLC	3,822,669
565,325		Royal Bank of Scotland Group PLC	7,153,332
66,962		Smith & Nephew PLC	829,659
22,743		SSL International PLC	198,636
28,312		Standard Life PLC	186,869
199,449		Tate & Lyle PLC	2,263,401
31,214		Tesco PLC	261,158
6,611		Travis Perkins PLC	250,922
141,208		Unilever PLC	4,559,586
1,479,127		Vodafone Group PLC	4,956,275
16,087		William Hill PLC	197,427
9,653		Wolseley PLC	231,670

			130,493,372

		Total Common Stock (Cost $602,533,593 )	639,885,876

PREFERRED STOCK: 2.2%
		Germany: 2.2%
2,384		Porsche AG	4,254,960
32,233		RWE AG	3,199,587
67,396		Volkswagen AG	6,958,888

		Total Preferred Stock (Cost $11,201,774 )	14,413,435

		Total Long-Term Investments (Cost $613,735,367)	654,299,311

SHORT-TERM INVESTMENTS: 1.8%
		Securities Lending CollateralCC: 1.8%
$11,788,000		The Bank of New York Institutional Cash Reserves Fund	$11,788,000

		Total Short-Term Investments (Cost $11,788,000)	11,788,000

Total Investments in Securities (Cost $625,523,367)*	101.0%	$666,087,311
Other Assets and Liabilities-Net	(1.0)	(6,626,894)

Net Assets	100.0%	$659,460,417

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2007.
**	Investment in affiliate
*	Cost for federal income tax purposes is $627,149,336.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$46,896,921
Gross Unrealized Depreciation	(7,958,946)

Net Unrealized Appreciation	$38,937,975

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Percentage of
Industry	Net Assets

Advertising	0.1%
Aerospace/ Defense	1.1
Agriculture	1.3
Airlines	0.7
Apparel	0.1
Auto Manufacturers	4.3
Auto Parts & Equipment	0.0
Banks	17.6
Beverages	1.2
Biotechnology	0.0
Building Materials	0.7
Chemicals	1.8
Commercial Services	0.2
Computers	0.0
Distribution/ Wholesale	1.3
Diversified Financial Services	3.3
Electric	4.9
Electrical Components & Equipment	0.4
Electronics	0.7
Engineering & Construction	3.8
Entertainment	0.1
Food	3.7
Food Service	1.0
Forest Products & Paper	0.1
Gas	0.5
Hand/ Machine Tools	0.6
Healthcare — Products	0.2
Healthcare — Services	0.1
Holding Companies — Diversified	0.7
Home Builders	0.4
Home Furnishings	0.2
Household Products/ Wares	0.5
Insurance	3.0
Internet	0.0
Investment Companies	0.0
Iron/ Steel	3.2
Leisure Time	0.8
Machinery — Construction & Mining	0.4
Machinery — Diversified	1.5
Media	2.0
Metal Fabricate/ Hardware	0.1
Mining	4.2
Miscellaneous Manufacturing	1.2
Office/ Business Equipment	0.1
Oil & Gas	7.3
Oil & Gas Services	0.1
Packaging & Containers	0.2
Pharmaceuticals	6.2
Real Estate	3.3
Real Estate Investment Trusts	0.1
Retail	2.5
Semiconductors	2.7
Software	0.1
Telecommunications	5.2
Transportation	2.4
Venture Capital	1.0
Water	0.0
Short-Term Investments	1.8
Other Assets and Liabilities — Net	(1.0)

Net Assets	100.0%

See Accompanying Notes to Financial Statements

SHAREHOLDER MEETING INFORMATION (UNAUDITED)

A special meeting of shareholders of the ING Investors Trust was held January 4, 2007, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.

A brief description of each matter voted upon as well as the results are outlined below:

Matters:

To approve an Agreement and Plan of Reorganization by and among ING VP Natural Resources Trust and ING Global Resources Portfolio, providing for the reorganization of ING VP Natural Resources Trust with and into ING Global Resources Portfolio.

Results:

			Shares
			Voted
		Shares	Against or	Shares	Broker	Total Shares
	Proposal	Voted For	Withheld	Abstained	Non-Vote	Voted

ING VP Natural Resources Trust	1	3,619,738	292,996	182,269	—	4,095,003

*	Proposal 1 passed at this meeting.

A special meeting of shareholders of the ING Investors Trust was held April 24, 2007, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.

A brief description of each matter voted upon as well as the results are outlined below:

Matters:

To approve an Agreement and Plan of Reorganization by and among ING Legg Mason Partners All Cap Portfolio and ING Janus Contrarian Portfolio, providing for the reorganization of ING Legg Mason Partners All Cap Portfolio with and into ING Janus Contrarian Portfolio.

Results:

			Shares
			Voted
		Shares	Against or	Shares	Broker	Total Shares
	Proposal	Voted For	Withheld	Abstained	Non-Vote	Voted

ING Legg Mason Partners All Cap Portfolio	1	23,434,586	660,394	1,595,757	—	25,690,736

*	Proposal 1 passed at this meeting.

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

BOARD CONSIDERATION AND APPROVAL OF NEW INVESTMENT MANAGEMENT AND PORTFOLIO MANAGEMENT AGREEMENTS FOR ING PIONEER EQUITY INCOME PORTFOLIO

Section 15 of the Investment Company Act of 1940 (the “1940 Act”) mandates that, when a series of ING Investors Trust (“IIT”) enters into new advisory or sub-advisory arrangements, the Board of Trustees (the “Board”) of IIT, including a majority of the Trustees who have no direct or indirect interest in the Investment Management and Portfolio Management Agreements governing those arrangements, and who are not “interested persons” of the series, as such term is defined under the 1940 Act (the “Independent Trustees”), must approve those Investment Management and Portfolio Management Agreements. Therefore, in order for a new series of IIT to be launched, the Board must approve an Investment Management Agreement and Portfolio Management Agreement for that series prior to the commencement of its operations. At a meeting held on May 10, 2007, the Board considered and approved a new Investment Management Agreement and Portfolio Management Agreement for ING Pioneer Equity Income Portfolio (the “Portfolio”), a new series of IIT that commenced operations on May 11, 2007, for an initial term that ends on November 30, 2008.

In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings with respect to Directed Services, LLC (formerly, Directed Services, Inc.), the investment adviser to the Portfolio (the “Adviser” or “DSL”), and from Pioneer Investment Management, Inc. (“Pioneer” or the “Sub-Adviser”), the Portfolio’s proposed sub-adviser, as well as information prepared specifically in connection with the Board’s deliberations with respect to the approval of the advisory and sub-advisory arrangements for the Portfolio. The Board’s determination took into account a number of factors that its members believed, in light of the legal advice furnished to them by Kirkpatrick & Lockhart Preston Gates Ellis LLP (“K&L Gates”), their independent legal counsel, and their own business judgment, to be relevant. Further, while the Portfolio’s Investment Management Agreement and Portfolio Management Agreement were considered at the same Board meeting, the Trustees considered the Portfolio’s advisory and sub-advisory relationships separately.

Provided below is a discussion of certain factors the Board considered at the May 10, 2007 meeting in considering the new advisory and sub-advisory arrangements for the Portfolio. While the Board gave its attention to the information furnished, at its request, that was most relevant to its consideration, discussed below are a number of the primary factors relevant to the Board’s consideration as to whether to approve the Investment Management and Portfolio Management Agreements for the Portfolio’s initial term ending November 30, 2008. Each Trustee may have accorded different weight to the various factors in reaching his or her conclusions with respect to the Portfolio’s advisory and sub-advisory arrangements.

Overview of the Contract Approval Process

In 2003, the Independent Trustees determined to undertake steps to further enhance the process under which the Board determines whether to approve new advisory and sub-advisory arrangements. Among these measures, the Board: retained the services of an independent consultant with experience in the mutual fund industry to assist the Independent Trustees in working with the personnel employed by the Adviser or its affiliates who administer the Portfolio (“Management”) to identify the types of information presented to the Board to inform its deliberations with respect to advisory and sub-advisory relationships; established the format in which the information requested by the Board is provided to the Board; and determined the process for reviewing such information in connection with the Investment Management and Portfolio Management Agreement approval process. The end result was the implementation of the current process relied upon by the Board to review and analyze information in connection with its review and approval of new advisory and sub-advisory relationships.

Since the foregoing approval process was implemented, the Board regularly has reviewed and refined the process. In addition, the Board established a Contracts Committee and two Investment Review Committees. The type and format of the information provided to the Board or its counsel to inform its approval process has been codified in the Portfolio’s “15(c) Methodology Guide” (the “Methodology Guide”). The Methodology Guide was developed under the direction of the Independent Trustees, and sets out a written blueprint under which the Independent Trustees request certain information necessary to facilitate a thorough and informed review in connection with the Trustees’ deliberations regarding advisory and sub-advisory relationships. Management provides information specific to the funds (“Funds”) in the ING Funds complex to the Independent Trustees based

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) — (CONTINUED)

on the Methodology Guide through “Fund Analysis and Comparison Tables” or “FACT” sheets prior to the Independent Trustees’ review of new Investment Management and Portfolio Management Agreements. In 2005, the Independent Trustees retained an independent firm to verify and test the accuracy of certain of this information for a representative sample of Funds in the ING Funds complex. The Independent Trustees have determined to conduct such testing periodically.

As part of a regular on-going process, the Board’s Contracts Committee recommends or considers recommendations from Management for refinements and other changes to the Methodology Guide and other aspects of the approval process. The Investment Review Committees also meet regularly with the Adviser, and has met with Pioneer from time to time in the context of its management of other Funds in the ING Funds complex. The Board employed its process when considering whether to approve the Portfolio’s Investment Management and Portfolio Management Agreements. A number of the Board’s primary considerations and conclusions resulting from this process are discussed below.

Nature, Extent and Quality of Service

In determining whether to approve the Portfolio’s Investment Management and Portfolio Management Agreements for the initial term ending November 30, 2008, the Independent Trustees received and evaluated such information as they deemed necessary regarding the nature, extent and quality of services to be provided to the Portfolio by DSL and the Sub-Adviser. This included information regarding DSL and Pioneer provided throughout the year at regular Board meetings in the context of their services to other Funds in the ING Funds complex, as well as information furnished with respect to the Portfolio at the May 10, 2007 Board meeting.

The materials requested by and provided to the Board and/or to K&L Gates prior to the May 10, 2007 Board meeting included the following items: (1) FACT sheets for the Portfolio that provide information about the Portfolio’s proposed expenses, compared to other, similarly managed funds in a selected peer group (“Selected Peer Group”), as well as information about the Portfolio’s proposed investment portfolio, objective and strategies; (2) responses from the Adviser and the Sub-Adviser to a detailed series of questions posed by K&L Gates; (3) a copy of the forms of proposed Investment Management Agreement and Portfolio Management Agreement; (4) drafts of a narrative summary addressing key factors the Board considered in determining whether to approve the Portfolio’s Investment Management and Portfolio Management Agreements; and (5) other information relevant to the Board’s evaluations.

In arriving at its conclusions with respect to the proposed Investment Management Agreement, the Board was mindful of the “manager-of-managers” platform of the ING Funds. The Board also considered the techniques that the Adviser developed, at the Board’s direction, to screen and perform due diligence on sub-advisers that are recommended to the Board to manage the Funds in the ING Funds complex.

The Board reviewed the level of staffing, quality and experience of the Portfolio’s proposed portfolio management team. The Board took into account the respective resources and reputations of DSL and the Pioneer, and evaluated the ability of DSL and Pioneer to attract and retain qualified investment advisory personnel. The Board also considered the adequacy of the resources committed to the Portfolio (and other relevant Funds in the ING Funds complex) by the Adviser and the Sub-Adviser, and whether those resources are commensurate with the needs of the Portfolio and are appropriate to attempt to sustain expected levels of performance, compliance, and other needs.

Based on their deliberations and the materials presented to them, the Board concluded that the advisory and related services provided by the Adviser and Sub-Adviser would be appropriate in light of the Portfolio’s anticipated operations, the competitive landscape of the investment company business, and investor needs, and that the nature and quality of the overall services to be provided by the Adviser and Sub-Adviser would be appropriate.

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) — (CONTINUED)

Economies of Scale

In considering the reasonableness of the Portfolio’s proposed advisory fee rate, the Board considered whether economies of scale will be realized by the Adviser as the Portfolio grows larger and the extent to which this is reflected in the level of management fee rate charged. In this regard, the Board noted that there would be breakpoint discounts applicable to the advisory fee rate payable by the Portfolio, and that these could be expected to result in a lower advisory fee when the Portfolio achieves asset levels sufficient to receive a breakpoint discount. In the case of sub-advisory fees, the Board considered that there would be breakpoint discounts applicable to the Portfolio’s sub-advisory fee rate, and that these discounts would inure to the benefit of the Adviser, except to the extent that these savings are passed through in the form of breakpoints on advisory fees that, in turn, result in savings to the Portfolio.

Fee Rates and Profitability

The Board reviewed and considered the contractual investment advisory fee rate, combined with the administrative fee rate, payable by the Portfolio to the Adviser. The Board also considered the contractual sub-advisory fee rate payable by the Adviser to the Sub-Adviser for sub-advisory services.

The Board considered the Portfolio’s fee structure as it relates to the services to be provided under the Investment Management and Portfolio Management Agreements, and the potential “fall-out” benefits to the Adviser and Sub-Adviser, and their respective affiliates, from their association with the Portfolio. For the Portfolio, the Board determined that the fees payable to the Adviser and Sub-Adviser are reasonable for the services that each is expected to perform through the Portfolio’s initial term ending November 30, 2008.

For the Portfolio, the Board considered information on estimated revenues, costs and profits for the Adviser for the first two years of the Portfolio’s operations. In analyzing the Adviser’s projected profitability in connection with its services to the Portfolio, the Board took into account the sub-advisory fee rate payable by the Adviser to the Sub-Adviser to that Portfolio. The Board also considered information that it requested and was provided by Management with respect to the profitability of service providers affiliated with the Adviser. In the case of the Sub-Adviser, which is not affiliated with the Adviser, the Board gave less weight to profitability considerations, or did not view this data as imperative to its deliberations, given the arms-length nature of the relationship between the Adviser and Pioneer with respect to the negotiation of sub-advisory fees.

The Board determined that it had requested and received sufficient information to gain a reasonable understanding regarding the Adviser’s projected profitability. The Board also recognized that profitability analysis is not an exact science and there is no uniform methodology for determining profitability for this purpose. In this context, the Board realized that Management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Portfolio’s operations may not be fully reflected in the expenses allocated to the Portfolio in determining profitability, and that the information presented may not portray all of the costs borne by Management nor capture Management’s entrepreneurial risk associated with offering and managing a mutual fund complex in today’s regulatory environment.

Based on the information on revenues, costs, and DSL’s profitability considered by the Board, after considering the factors described in this section, the Board concluded that the profits, if any, to be realized by DSL and the Sub-Adviser were not excessive. In making its determination, the Board considered that the Adviser had incentives to negotiate the most favorable fees from the Sub-Adviser, and it based its conclusions on the reasonableness of the sub-advisory fees of the Sub-Adviser primarily on the factors described for the Portfolio below and in reliance on the arms-length nature of the negotiations between the Adviser and Sub-Adviser with respect to sub-advisory fee rates.

Other Factors Considered

The following paragraphs outline certain of the specific factors that the Board considered, and the conclusions reached, at its May 10, 2007 meeting in relation to approving ING Pioneer Equity Income Portfolio’s Investment Management and Portfolio Management Agreements for their initial terms ending November 30, 2008. These

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) — (CONTINUED)

specific factors are in addition to those considerations discussed above. The Portfolio’s proposed management fee rate and estimated expense ratio were compared to the fees and expense ratios of the funds in its Selected Peer Group.

In determining whether to approve the Investment Management and Portfolio Management Agreements, the Board received and evaluated such information as it deemed necessary for an informed determination of whether each agreement, and the proposed policies and procedures for the Portfolio, should be approved. The materials provided to the Board in support of the proposed advisory and sub-advisory arrangements included the following: (1) a memorandum presenting Management’s rationale for requesting the Portfolio’s launch that discusses, among other things, Pioneer’s demonstrated expertise in managing other funds with an equity income style; (2) information about the Portfolio’s proposed investment objective and strategies and anticipated portfolio characteristics; (3) FACT sheets for the Portfolio that compare the Portfolio’s fee structure to its Selected Peer Group and its Morningstar category median; (4) responses from DSL and Pioneer to questions posed by K&L Gates on behalf of the Independent Trustees; (5) supporting documentation, including copies of the forms of Investment Management and Portfolio Management Agreements for Equity Income Portfolio; and (6) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by DSL in the context of DSL’s oversight of other sub-advisers managing Funds in the ING Funds complex, and by Pioneer in connection with its management of other Funds in the ING Funds complex.

At the May 10, 2007 meeting, the Board considered that the Portfolio would be subject to the standard policies and procedures of ING Investors Trust previously approved by the Board for other series of ING Investors Trust and approved in accordance with Rule 38a-1 under the 1940 Act. The Board also noted that, in managing the Portfolio, DSL and Pioneer each would be subject to procedures adopted pursuant to Rule 206(4)-7 under the Investment Advisers Act of 1940 that had been previously approved by the Board in connection with other Funds.

The Board’s consideration of whether to approve the Investment Management Agreement with DSL on behalf of the Portfolio took into account several factors including, but not limited to, the following: (1) the nature and quality of the services to be provided by DSL to the Portfolio under the proposed Investment Management Agreement; (2) DSL’s experience as a manager-of-managers overseeing sub-advisers to other Funds within the ING Funds complex; (3) DSL’s strength and reputation within the industry; (4) the fairness of the compensation under the proposed Investment Management Agreement in light of the services to be provided to the Portfolio and taking into account the sub-advisory fees payable by DSL to Pioneer; (5) the fairness of DSL’s compensation under an Investment Management Agreement with breakpoint discounts where the asset levels necessary to achieve breakpoint discounts had not yet been achieved; (6) the pricing structure (including the estimated expense ratio to be borne by shareholders) of the Portfolio, including that: (a) the proposed management fee (inclusive of the advisory fee and a 0.10% administration fee) for the Portfolio is above the median and the average management fees of the funds in the Portfolio’s Selected Peer Group, and (b) the estimated expense ratio for the Portfolio is below the median and average expense ratios of the funds in the Portfolio’s Selected Peer Group; (7) the projected profitability of DSL when sub-advisory fees payable by DSL to Pioneer are taken into account; (8) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of DSL, including its management team’s expertise in the management of other Funds; (9) DSL’s compliance capabilities, as demonstrated by, among other things, its policies and procedures designed to prevent violations of the Federal securities laws, which had previously been approved by the Board in connection with their oversight of other Funds in the ING Funds complex; (10) the information that had been provided by DSL at regular Board meetings, and in anticipation of the May meeting, with respect to its capabilities as a manager-of-managers; and (11) “fall-out benefits” to DSL and its affiliates that were anticipated to arise from DSL’s management of the Portfolio.

In reviewing the proposed Portfolio Management Agreement with Pioneer, the Board considered a number of factors, including, but not limited to, the following: (1) DSL’s view of Pioneer’s capabilities in managing in the strategy to be employed by the Portfolio; (2) Pioneer’s strength and reputation in the industry; (3) the nature and quality of the services to be provided by Pioneer under the proposed Portfolio Management Agreement; (4) Pioneer’s expertise in managing other funds with an equity income style, including the performance of

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) — (CONTINUED)

Pioneer Equity Income VCT Portfolio (the “Pioneer Fund”), an insurance dedicated fund managed in a style similar to that in which the proposed Portfolio would be managed; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of Pioneer and its fit among the stable of managers in the ING Funds line-up; (6) the fairness of the compensation under the proposed Portfolio Management Agreement in light of the services to be provided by and the projected profitability of Pioneer as the Portfolio’s Sub-Adviser; (7) the costs for the services to be provided by Pioneer, including breakpoints; (8) Pioneer’s operations and compliance program, including its policies and procedures intended to assure compliance with the Federal securities laws, which had previously been approved by the Board as part of its oversight of other Funds in the ING Funds complex; (9) Pioneer’s financial condition; (10) the appropriateness of the selection of Pioneer in light of the Portfolio’s investment objective and prospective investor base; and (11) Pioneer’s Code of Ethics, which has previously been approved for other Funds in the ING Funds complex, and related procedures for complying with that Code.

After its deliberation, the Board reached the following conclusions: (1) the Portfolio’s proposed management fee rate is reasonable in the context of all factors considered by the Board; (2) the Portfolio’s estimated expense ratio is reasonable in the context of all factors considered by the Board; (3) the sub-advisory fee rate payable by DSL to Pioneer is reasonable in the context of all factors considered by the Board; and (4) each of DSL and Pioneer maintains an appropriate compliance program, with this conclusion based upon the Board’s previous and ongoing review of the compliance program. Based on these conclusions and other factors, the Board voted to approve the Investment Management and Portfolio Management Agreements for the Portfolio. During its deliberations, different Board members may have given different weight to different individual factors and related conclusions.

Investment Advisers
ING Investments, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Directed Services, LLC

7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Transfer Agent

DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141

Custodian

The Bank of New York Mellon Corporation
One Wall Street
New York, New York 10286

Legal Counsel

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-UFIIT1AISS2 (0607-082407)

Funds

Semi-Annual Report

June 30, 2007

Adviser (“ADV”), Institutional (“I”), Service (“S”) and Service 2 (“S2”) Classes

ING Investors Trust

• ING AllianceBernstein Mid Cap Growth Portfolio
• ING BlackRock Inflation Protected Bond Portfolio
• ING BlackRock Large Cap Growth Portfolio
• ING BlackRock Large Cap Value Portfolio
• ING Capital Guardian U.S. Equities Portfolio
• ING FMRSM Diversified Mid Cap Portfolio
• ING FMRSM Large Cap Growth Portfolio
• ING FMRSM Mid Cap Growth Portfolio
• ING Franklin Income Portfolio
• ING Franklin Mutual Shares Portfolio
• ING Lord Abbett Affiliated Portfolio
• ING T. Rowe Price Capital Appreciation Portfolio
• ING T. Rowe Price Equity Income Portfolio	• ING Templeton Global Growth Portfolio
• ING UBS U.S. Allocation Portfolio
• ING Van Kampen Capital Growth Portfolio
(formerly, ING Van Kampen Equity Growth Portfolio)
• ING Van Kampen Global Franchise Portfolio
• ING Van Kampen Growth and Income Portfolio
• ING Van Kampen Real Estate Portfolio
• ING Wells Fargo Disciplined Value Portfolio
(formerly, ING Wells Fargo Mid-Cap Disciplined Portfolio)
• ING Wells Fargo Small Cap Disciplined Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 800-992-0180; (2) on the ING Funds’ website at www.ingfunds.com; and (3) on the SEC’s website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Registrant’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and is available upon request from the Registrant by calling Shareholder Services toll-free at 800-992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

Dear Shareholder,

So far, it has been a volatile year in the markets. In February, we saw an unprecedented, single-day freefall in Chinese stocks that sent tremors throughout global markets. Closer to home, we witnessed a downturn in the U.S. sub-prime mortgage industry that continues to impact fixed income investments as well as real estate and equity markets worldwide.

When friends and colleagues in the industry voice concerns about the recent market’s volatility, I remind them that such ongoing events are fairly normal and that they underscore the importance of a well-diversified investment strategy. Studies have shown that an investment strategy allocated across a diverse group of asset classes and investment sectors can help provide an investor with solid footing for the long-term despite the short-term commotions.

We at ING Funds remain committed to providing our clients with a diverse and comprehensive line-up of innovative investment products — all designed to offer solutions to your investment needs. Whatever your investing goals, we look forward to continuing to serve you.

Sincerely,

Shaun P. Mathews
President
ING Funds
August 10, 2007

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE:      SIX MONTHS ENDED JUNE 30, 2007

Investors will remember early 2007 for the well-anticipated shocks and corrections that finally struck. But global equities markets soon recovered their poise and provided good gains through May 2007 before some nervousness returned in June 2007. For the six months ended June 30, 2007, the Morgan Stanley Capital International World IndexSM(1) (“MSCI World Index”) measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below) added 8.2%. In currencies, the dollar’s early strides were retraced on the (perceived) certainty that European interest rates were on the way up, while those in the U.S. were not. The euro made a new closing high and the pound reached the best level in 25 years against the dollar. The yen however buckled under the “carry trade”, in which speculators borrow in yen at low interest and buy higher yielding securities in other currencies. For the six months ended June 30, 2007, the dollar fell 2.5% against the euro and the pound, but gained 3.5% on the yen.

U.S. markets entered 2007 against a backdrop of a stable federal funds rate since June 2007. A slowing economy dragged by a slumping housing market seemed to be on the rebound in December 2006. The early reports in 2007 sustained this view, with unexpectedly strong employment, retail sales and confidence readings, as well as robust increases in housing starts and pending home sales. The first estimate of fourth quarter gross domestic product (“GDP”) growth was an impressive 3.5%.

But from February 2007, it soon became apparent that the improvement in housing figures only reflected the mild weather of early winter. New starts, sales and prices were now falling. GDP growth was sharply revised down to 2.5%. To make matters worse, the country’s largest sub-prime mortgage lenders were reporting major losses.

February 2007 was an unsettling month in other ways. The China stock market had practically doubled in 2006 and the long expected pull back eventually came on February 27th when the index fell 9%. The effect on sentiment was to shake relative risk strategies generally.

The housing gloom continued into the second quarter. Foreclosures in May 2007 were 90% higher than one year earlier. Existing housing prices fell in the first quarter year over year for the first time since 1991. The sub-prime dragon reared its head again in June 2007 when the investment bank, Bear Stearns, had to rescue two of its hedge funds in distress over holdings in mortgage bonds. The effect on GDP was clear. Growth in the latest quarter was finalized at just 0.69% annualized, the lowest since 2003.

Yet the feeling persisted that while the sub-prime debacle was serious, the chance of it tripping the economy into recession was remote. Unemployment remained light at 4.5%. The consumer was still spending, although as June ended high gasoline prices were weighing on consumer confidence. And the chances of a rate cut had all but vanished as the Federal Open Market Committee (“FOMC”) in leaving the federal funds rate at 5.25%, made it clear that “. . .a sustained moderation in inflation pressures has yet to be convincingly demonstrated.”

In U.S. fixed income markets the yield curve became steeper, with the yield on the ten-year Treasury Note making a five-year high before slipping to 5.03%, up 32 basis points (0.32%) for the six months ended June 30, 2007, while that on the three-month Bill fell 22 basis points (0.22%) to 4.67%. This surely reflected the confidence-shaking events of February 2007, as well as the FOMC’s somewhat curious removal of its tightening bias on March 21, 2007, while still citing inflation as the predominant concern. For the six months ended June 30, 2007, the Lehman Brothers® Aggregate Bond Index(2) (“LBAB”) of investment grade bonds returned just 98 basis points (0.98%).

U.S. equities, represented by the Standard & Poor’s 500® Composite Stock Price Index(3) (“S&P 500® Index”) including dividends, rose 7.0%, finally breaching its March 2000 record. Investors might have been depressed in anticipation of the first quarter in fifteen with less than double-digit year-over-year percentage profits growth for companies that make up the S&P 500® Index. But the earnings growth rate of 8.6% that emerged was much better than had been feared. Sentiment was also boosted by takeover activity, much of it from private equity firms able to draw from an apparently bottomless well of liquidity. By early June 2007 however, nerves were getting frayed as 10-year bond yields pushed through 5% and on the Bear Stearns’ news, unlikely to be an isolated case. Led by financials and the interest sensitive utilities sectors, the S&P 500® Index gave back 1.7% in June.

Internationally, the MSCI Japan® Index(4) rose 6.6% for the six months ended June 30, 2007, amid the usual contradictory mix of economic statistics. GDP growth held up well after the fastest quarterly expansion in

2

MARKET PERSPECTIVE:      SIX MONTHS ENDED JUNE 30, 2007

three years. Unemployment remained at a nine-year low. But consumer prices and wages started falling again, forcing the Bank of Japan, which raised interest rates in February 2007 to a still wafer-thin 0.5%, to leave them there, keeping the carry trade in business. The MSCI Europe ex UK® Index(5) surged 11.2% on the basis of high consumer and business confidence, the lowest Eurozone unemployment since records began, the fastest GDP growth in years and continuing merger and acquisition activity. But June 2007 saw sentiment tail off somewhat as the ascending euro threatened exports and the European Central Bank raised rates for the eighth time since late 2005. In the UK, a housing boom and robust service sector had raised year over year GDP growth to 3.0% amid buoyant retail sales, confident consumers and record profits for non-financial companies. The MSCI UK® Index(6) advanced 8.1% for the six months ended June 30, 2007, although again slipping in June as home price inflation and retail sales cooled after the Bank of England raised rates to 5.5%, a six-year high.

(1) The MSCI World IndexSMis an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2) The LBAB Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3) The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(4) The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(5) The MSCI Europe ex UK® Index is a free float rising adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(6) The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.

Actual Expenses

The first section of the table shown, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
ING AllianceBernstein Mid Cap Growth	Value	Value	Expense	Period Ended
Portfolio	January 1, 2007	June 30, 2007	Ratio	June 30, 2007*

Actual Portfolio Return
Class ADV	$1,000.00	$1,063.10	1.35%	$6.91
Class I	1,000.00	1,066.40	0.75	3.84
Class S	1,000.00	1,065.50	1.00	5.12
Class S2	1,000.00	1,064.80	1.15	5.89
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.10	1.35%	$6.76
Class I	1,000.00	1,021.08	0.75	3.76
Class S	1,000.00	1,019.84	1.00	5.01
Class S2	1,000.00	1,019.09	1.15	5.76

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
ING BlackRock Inflation Protected Bond	Value	Value	Expense	Period Ended
Portfolio	January 1, 2007	June 30, 2007	Ratio	June 30, 2007*

Actual Portfolio Return
Class ADV(a)	$1,000.00	$1,116.90	1.23%	$2.21
Class I(a)	1,000.00	1,119.60	0.63	1.13
Class S(a)	1,000.00	1,117.80	0.88	1.58
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.70	1.23%	$6.16
Class I	1,000.00	1,021.67	0.63	3.16
Class S	1,000.00	1,020.43	0.88	4.41

ING BlackRock Large Cap Growth Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$1,092.80	1.32%	$6.85
Class I	1,000.00	1,096.00	0.72	3.74
Class S	1,000.00	1,094.40	0.97	5.04
Class S2	1,000.00	1,093.40	1.12	5.81
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.25	1.32%	$6.61
Class I	1,000.00	1,021.22	0.72	3.61
Class S	1,000.00	1,019.98	0.97	4.86
Class S2	1,000.00	1,019.24	1.12	5.61

ING BlackRock Large Cap Value Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$1,090.20	1.35%	$7.00
Class I	1,000.00	1,093.30	0.75	3.89
Class S	1,000.00	1,092.20	1.00	5.19
Class S2	1,000.00	1,091.90	1.15	5.96
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.10	1.35%	$6.76
Class I	1,000.00	1,021.08	0.75	3.76
Class S	1,000.00	1,019.84	1.00	5.01
Class S2	1,000.00	1,019.09	1.15	5.76

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year, (except “Actual Portfolio Return” information for all share classes footnoted above).

(a)	Commencement of operations was April 30, 2007. Expenses paid reflect the 62-day period ended June 30, 2007.

5

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
ING Capital Guardian U.S. Equities	Value	Value	Expense	Period Ended
Portfolio	January 1, 2007	June 30, 2007	Ratio	June 30, 2007*

Actual Portfolio Return
Class ADV	$1,000.00	$1,064.40	1.34%	$6.86
Class I	1,000.00	1,068.40	0.74	3.80
Class S	1,000.00	1,066.60	0.99	5.07
Class S2	1,000.00	1,065.20	1.14	5.84
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.15	1.34%	$6.71
Class I	1,000.00	1,021.12	0.74	3.71
Class S	1,000.00	1,019.89	0.99	4.96
Class S2	1,000.00	1,019.14	1.14	5.71

ING FMRSM Diversified Mid Cap Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$1,116.70	1.24%	$6.51
Class I	1,000.00	1,119.80	0.64	3.36
Class S	1,000.00	1,118.80	0.89	4.68
Class S2	1,000.00	1,117.90	1.04	5.46
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.65	1.24%	$6.21
Class I	1,000.00	1,021.62	0.64	3.21
Class S	1,000.00	1,020.38	0.89	4.46
Class S2	1,000.00	1,019.64	1.04	5.21

ING FMRSM Large Cap Growth Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$1,029.60	1.28%	$6.44
Class I	1,000.00	1,032.10	0.68	3.43
Class S	1,000.00	1,031.30	0.93	4.68
Class S2	1,000.00	1,029.60	1.08	5.43
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.45	1.28%	$6.41
Class I	1,000.00	1,021.42	0.68	3.41
Class S	1,000.00	1,020.18	0.93	4.66
Class S2	1,000.00	1,019.44	1.08	5.41

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

6

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Period Ended
ING FMRSM Mid Cap Growth Portfolio	January 1, 2007	June 30, 2007	Ratio	June 30, 2007*

Actual Portfolio Return
Class ADV	$1,000.00	$1,049.00	1.24%	$6.30
Class I	1,000.00	1,049.80	0.64	3.25
Class S	1,000.00	1,047.90	0.89	4.52
Class S2	1,000.00	1,046.50	1.04	5.28
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.65	1.24%	$6.21
Class I	1,000.00	1,021.62	0.64	3.21
Class S	1,000.00	1,020.38	0.89	4.46
Class S2	1,000.00	1,019.64	1.04	5.21

ING Franklin Income Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$1,045.40	1.34%	$6.80
Class I	1,000.00	1,048.00	0.74	3.76
Class S	1,000.00	1,047.10	0.99	5.02
Class S2	1,000.00	1,046.30	1.14	5.78
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.15	1.34%	$6.71
Class I	1,000.00	1,021.12	0.74	3.71
Class S	1,000.00	1,019.89	0.99	4.96
Class S2	1,000.00	1,019.14	1.14	5.71

ING Franklin Mutual Shares Portfolio
Actual Portfolio Return
Class ADV(a)	$1,000.00	$1,020.00	1.38%	$2.37
Class I(a)	1,000.00	1,021.00	0.78	1.34
Class S(a)	1,000.00	1,021.00	1.03	1.77
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,017.95	1.38%	$6.90
Class I	1,000.00	1,020.93	0.78	3.91
Class S	1,000.00	1,019.69	1.03	5.16

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year, (except “Actual Portfolio Return” information for all share classes footnoted above).

(a)	Commencement of operations was April 30, 2007. Expenses paid reflect the 62-day period ended June 30, 2007.

7

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Period Ended
ING Lord Abbett Affiliated Portfolio	January 1, 2007	June 30, 2007	Ratio	June 30, 2007*

Actual Portfolio Return
Class ADV	$1,000.00	$1,053.60	1.33%	$6.77
Class I	1,000.00	1,057.60	0.73	3.72
Class S	1,000.00	1,056.00	0.98	5.00
Class S2	1,000.00	1,055.50	1.13	5.76
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.20	1.33%	$6.66
Class I	1,000.00	1,021.17	0.73	3.66
Class S	1,000.00	1,019.93	0.98	4.91
Class S2	1,000.00	1,019.19	1.13	5.66

ING T. Rowe Price Capital Appreciation Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$1,072.40	1.24%	$6.37
Class I	1,000.00	1,075.80	0.64	3.29
Class S	1,000.00	1,074.40	0.89	4.58
Class S2	1,000.00	1,073.70	1.04	5.35
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.65	1.24%	$6.21
Class I	1,000.00	1,021.62	0.64	3.21
Class S	1,000.00	1,020.38	0.89	4.46
Class S2	1,000.00	1,019.64	1.04	5.21

ING T. Rowe Price Equity Income Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$1,077.20	1.24%	$6.39
Class I	1,000.00	1,080.50	0.64	3.30
Class S	1,000.00	1,078.80	0.89	4.59
Class S2	1,000.00	1,078.60	1.04	5.36
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.65	1.24%	$6.21
Class I	1,000.00	1,021.62	0.64	3.21
Class S	1,000.00	1,020.38	0.89	4.46
Class S2	1,000.00	1,019.64	1.04	5.21

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

8

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Period Ended
ING Templeton Global Growth Portfolio	January 1, 2007	June 30, 2007	Ratio	June 30, 2007*

Actual Portfolio Return
Class ADV	$1,000.00	$1,069.50	1.51%	$7.75
Class I	1,000.00	1,073.90	0.91	4.68
Class S	1,000.00	1,072.50	1.16	5.96
Class S2	1,000.00	1,071.60	1.31	6.73
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,017.31	1.51%	$7.55
Class I	1,000.00	1,020.28	0.91	4.56
Class S	1,000.00	1,019.04	1.16	5.81
Class S2	1,000.00	1,018.30	1.31	6.56

ING UBS U.S. Allocation Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$1,050.60	1.29%	$6.56
Class I	1,000.00	1,054.80	0.69	3.52
Class S	1,000.00	1,052.90	0.94	4.78
Class S2	1,000.00	1,052.20	1.09	5.55
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.40	1.29%	$6.46
Class I	1,000.00	1,021.37	0.69	3.46
Class S	1,000.00	1,020.13	0.94	4.71
Class S2	1,000.00	1,019.39	1.09	5.46

ING Van Kampen Capital Growth Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$1,098.10	1.12%	$5.83
Class I	1,000.00	1,098.80	0.52	2.71
Class S	1,000.00	1,097.60	0.77	4.00
Class S2	1,000.00	1,096.40	0.92	4.78
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,019.24	1.12%	$5.61
Class I	1,000.00	1,022.22	0.52	2.61
Class S	1,000.00	1,020.98	0.77	3.86
Class S2	1,000.00	1,020.23	0.92	4.61

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

9

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
ING Van Kampen Global Franchise	Value	Value	Expense	Period Ended
Portfolio	January 1, 2007	June 30, 2007	Ratio	June 30, 2007*

Actual Portfolio Return
Class ADV	$1,000.00	$1,087.70	1.56%	$8.08
Class I	1,000.00	1,091.20	0.96	4.98
Class S	1,000.00	1,090.50	1.21	6.27
Class S2	1,000.00	1,089.60	1.36	7.05
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,017.06	1.56%	$7.80
Class I	1,000.00	1,020.03	0.96	4.81
Class S	1,000.00	1,018.79	1.21	6.06
Class S2	1,000.00	1,018.05	1.36	6.80

ING Van Kampen Growth and Income Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$1,073.20	1.23%	$6.32
Class I	1,000.00	1,076.50	0.63	3.24
Class S	1,000.00	1,075.00	0.88	4.53
Class S2	1,000.00	1,074.30	1.03	5.30
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.70	1.23%	$6.16
Class I	1,000.00	1,021.67	0.63	3.16
Class S	1,000.00	1,020.43	0.88	4.41
Class S2	1,000.00	1,019.69	1.03	5.16

ING Van Kampen Real Estate Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$962.40	1.24%	$6.03
Class I	1,000.00	965.20	0.64	3.12
Class S	1,000.00	964.00	0.89	4.33
Class S2	1,000.00	963.30	1.04	5.06
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.65	1.24%	$6.21
Class I	1,000.00	1,021.62	0.64	3.21
Class S	1,000.00	1,020.38	0.89	4.46
Class S2	1,000.00	1,019.64	1.04	5.21

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

10

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
ING Wells Fargo Disciplined Value	Value	Value	Expense	Period Ended
Portfolio	January 1, 2007	June 30, 2007	Ratio	June 30, 2007*

Actual Portfolio Return
Class ADV	$1,000.00	$1,049.20	1.24%	$6.30
Class I	1,000.00	1,052.40	0.64	3.26
Class S	1,000.00	1,051.80	0.89	4.53
Class S2	1,000.00	1,050.90	1.04	5.29
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.65	1.24%	$6.21
Class I	1,000.00	1,021.62	0.64	3.21
Class S	1,000.00	1,020.38	0.89	4.46
Class S2	1,000.00	1,019.64	1.04	5.21

ING Wells Fargo Small Cap Disciplined Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$1,066.80	1.47%	$7.53
Class I	1,000.00	1,070.20	0.87	4.47
Class S	1,000.00	1,069.40	1.12	5.75
Class S2	1,000.00	1,067.70	1.27	6.51
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,017.50	1.47%	$7.35
Class I	1,000.00	1,020.48	0.87	4.36
Class S	1,000.00	1,019.24	1.12	5.61
Class S2	1,000.00	1,018.50	1.27	6.36

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

11

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 (UNAUDITED)

	ING	ING	ING	ING
	AllianceBernstein	BlackRock	BlackRock	BlackRock
	Mid Cap	Inflation Protected	Large Cap	Large Cap
	Growth	Bond	Growth	Value
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in securities at value+*	$609,909,481	$170,757,021	$473,354,979	$186,211,230
Short-term investments at amortized cost	177,965,000	—	34,146,000	19,393,000
Cash	995,071	5,760,125	134,833	861,975
Foreign currencies at value**	—	128	—	—

Receivables:
Investment securities sold	3,847,588	—	524,853	—
Fund shares sold	132,013	148,548	285,907	152,161
Dividends and interest	64,818	1,783,127	261,449	133,847
Variation margin	—	117,219	—	—
Unrealized appreciation on forward foreign currency contracts	—	25,426	—	—
Prepaid expenses	—	11,629	—	—
Reimbursement due from manager	—	4,524	114,636	—

Total assets	792,913,971	178,607,747	508,822,657	206,752,213

LIABILITIES:
Payable for investment securities purchased	4,627,176	3,816,563	—	—
Payable for fund shares redeemed	218,895	—	264,364	107,152
Payable for futures variation margin	—	147,826	—	—
Payable upon receipt of securities loaned	177,965,000	—	34,146,000	19,393,000
Unrealized depreciation on forward foreign currency contracts	—	44,429	—	—
Payable to affiliates	482,100	74,284	354,611	130,520
Payable for trustee fees	—	2,528	—	—
Other accrued expenses and liabilities	—	37,985	1,646	—

Total liabilities	183,293,171	4,123,615	34,766,621	19,630,672

NET ASSETS	$609,620,800	$174,484,132	$474,056,036	$187,121,541

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$554,690,398	$177,754,288	$395,192,985	$154,073,915
Undistributed net investment income (accumulated net investment loss)	(1,694,073)	1,177,292	161,458	1,341,974
Accumulated net realized gain (loss) on investments, foreign currency related transactions, and futures	16,451,808	(1,072,260)	54,220,074	13,141,760
Net unrealized appreciation or depreciation on investments, foreign currency related transactions, and futures	40,172,667	(3,375,188)	24,481,519	18,563,892

NET ASSETS	$609,620,800	$174,484,132	$474,056,036	$187,121,541

+ Including securities loaned at value	$172,100,369	$—	$33,215,375	$18,825,432
* Cost of investments in securities	$569,736,814	$174,032,156	$448,874,505	$167,647,338
** Cost of foreign currencies	$—	$127	$—	$—

See Accompanying Notes to Financial Statements

12

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

	ING	ING	ING	ING
	AllianceBernstein	BlackRock	BlackRock	BlackRock
	Mid Cap	Inflation Protected	Large Cap	Large Cap
	Growth	Bond	Growth	Value
	Portfolio	Portfolio	Portfolio	Portfolio

Class ADV:
Net assets	$1,161	$994	$6,388,568	$1,142
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	65	102	511,914	76
Net asset value and redemption price per share	$17.86	$9.74	$12.48	$14.99

Class I:
Net assets	$144,283,513	$174,482,143	$292,195,897	$103,611,862
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	7,952,819	17,887,878	23,057,396	6,797,605
Net asset value and redemption price per share	$18.14	$9.75	$12.67	$15.24

Class S:
Net assets	$445,699,008	$995	$164,747,367	$78,722,451
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	24,695,266	102	13,035,629	5,189,016
Net asset value and redemption price per share	$18.05	$9.75	$12.64	$15.17

Class S2:
Net assets	$19,637,118	n/a	$10,724,204	$4,786,086
Shares authorized	unlimited	n/a	unlimited	unlimited
Par value	$0.001	n/a	$0.001	$0.001
Shares outstanding	1,096,540	n/a	856,541	317,254
Net asset value and redemption price per share	$17.91	n/a	$12.52	$15.09

See Accompanying Notes to Financial Statements

13

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 (UNAUDITED)

	ING	ING	ING	ING
	Capital	FMRSM	FMRSM	FMRSM
	Guardian	Diversified	Large Cap	Mid Cap
	U.S. Equities	Mid Cap	Growth	Growth
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in securities at value+*	$546,874,862	$1,263,926,431	$599,491,496	$509,904,930
Short-term investments at amortized cost	154,147,175	282,811,098	771,803	151,324,000
Cash	796,332	1,959,346	532,444	235,072
Foreign currencies at value**	—	1,329,207	—	—

Receivables:
Investment securities sold	16,787,483	9,713,529	107,363,338	34,785,895
Fund shares sold	633	4,048,416	169,783	—
Dividends and interest	635,757	621,347	349,464	211,452
Prepaid expenses	—	—	3,443	—
Reimbursement due from manager	2,338	—	20,284	—

Total assets	719,244,580	1,564,409,374	708,702,055	696,461,349

LIABILITIES:
Payable for investment securities purchased	5,003,688	11,008,318	96,215,556	22,811,543
Payable for fund shares redeemed	221,632	69,110	355,253	724,982
Payable upon receipt of securities loaned	147,008,000	263,632,000	—	151,324,000
Payable to affiliates	468,269	925,911	383,212	392,980
Payable for trustee fees	—	—	2,530	—
Other accrued expenses and liabilities	—	—	60,979	—
Accrued foreign taxes on capital gains	—	18,025	—	—

Total liabilities	152,701,589	275,653,364	97,017,530	175,253,505

NET ASSETS	$566,542,991	$1,288,756,010	$611,684,525	$521,207,844

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$379,959,755	$1,056,676,172	$587,425,002	$1,275,837,503
Undistributed net investment income (accumulated net investment loss)	4,676,727	2,213,402	990,283	(714,926)
Accumulated net realized gain (loss) on investments and foreign currency related transactions	83,271,211	98,519,507	19,244,913	(765,337,437)
Net unrealized appreciation on investments and foreign currency related transactions	98,635,298	131,346,929	4,024,327	11,422,704

NET ASSETS	$566,542,991	$1,288,756,010	$611,684,525	$521,207,844

+ Including securities loaned at value	$141,583,227	$253,832,103	$—	$148,224,053
* Cost of investments in securities	$448,239,564	$1,132,583,804	$595,467,169	$498,482,226
** Cost of foreign currencies	$—	$1,326,308	$—	$—

See Accompanying Notes to Financial Statements

14

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

	ING	ING	ING	ING
	Capital	FMRSM	FMRSM	FMRSM
	Guardian	Diversified	Large Cap	Mid Cap
	U.S. Equities	Mid Cap	Growth	Growth
	Portfolio	Portfolio	Portfolio	Portfolio

Class ADV:
Net assets	$1,072	$9,277,285	$6,784	$1,074
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	81	625,470	609	82
Net asset value and redemption price per share	$13.23	$14.83	$11.14	$13.06

Class I:
Net assets	$1,062	$89,764,802	$440,580,284	$6,030,941
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	80	5,962,640	39,203,818	454,242
Net asset value and redemption price per share	$13.28	$15.05	$11.24	$13.28

Class S:
Net assets	$556,897,184	$1,131,839,192	$171,096,411	$495,353,463
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	41,913,604	75,631,054	15,293,446	37,723,647
Net asset value and redemption price per share	$13.29	$14.97	$11.19	$13.13

Class S2:
Net assets	$9,643,673	$57,874,731	$1,046	$19,822,366
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	728,155	3,887,702	94	1,519,709
Net asset value and redemption price per share	$13.24	$14.89	$11.14	$13.04

See Accompanying Notes to Financial Statements

15

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 (UNAUDITED)

	ING	ING	ING	ING
	Franklin	Franklin	Lord Abbett	T. Rowe Price
	Income	Mutual Shares	Affiliated	Capital Appreciation
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in securities at value+*	$325,945,736	$79,387,161	$171,811,339	$2,932,226,301
Short-term investments**	2,944,000	—	—	—
Short-term investments at amortized cost	49,196,604	7,594,716	24,560,000	1,173,855,178
Cash	760,978	2,097,894	2,050,670	34,611,342
Foreign currencies at value***	37	111,422	—	—

Receivables:
Investment securities sold	—	—	306,244	1,087,766
Fund shares sold	1,706,477	1,670,106	15,258	872,635
Dividends and interest	3,324,408	75,728	280,324	11,255,840
Unrealized appreciation on forward foreign currency contracts	—	1,852	—	—
Prepaid expenses	2,553	—	—	—
Reimbursement due from manager	17,368	—	—	—

Total assets	383,898,161	90,938,879	199,023,835	4,153,909,062

LIABILITIES:
Payable for investment securities purchased	16,517,835	4,127,210	1,210,389	27,397,054
Payable for fund shares redeemed	602	—	127,632	200,626
Payable upon receipt of securities loaned	—	—	24,560,000	676,869,000
Unrealized depreciation on forward foreign currency contracts	—	169,228	—	—
Payable to affiliates	280,454	53,748	148,523	2,529,134
Payable to custodian due to foreign currency overdraft****	—	—	—	277
Payable for trustee fees	1,345	—	—	—
Other accrued expenses and liabilities	11,436	—	—	17,218

Total liabilities	16,811,672	4,350,186	26,046,544	707,013,309

NET ASSETS	$367,086,489	$86,588,693	$172,977,291	$3,446,895,753

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$343,039,452	$85,977,907	$126,305,522	$2,429,039,870
Undistributed net investment income	10,806,994	200,095	4,202,292	95,937,222
Accumulated net realized gain on investments and foreign currency related transactions	2,806,052	171,389	24,854,776	474,810,440
Net unrealized appreciation on investments and foreign currency related transactions	10,433,991	239,302	17,614,701	447,108,221

NET ASSETS	$367,086,489	$86,588,693	$172,977,291	$3,446,895,753

+ Including securities loaned at value	$—	$—	$23,947,629	$662,935,710
* Cost of investments in securities	$315,900,856	$78,977,133	$154,196,680	$2,485,118,073
** Cost of short-term investments	$2,555,600	$—	$—	$—
*** Cost of foreign currencies	$36	$109,925	$—	$—
**** Cost of foreign currency overdraft	$—	$—	$—	$(273)

See Accompanying Notes to Financial Statements

16

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

	ING	ING	ING	ING
	Franklin	Franklin	Lord Abbett	T. Rowe Price
	Income	Mutual Shares	Affiliated	Capital Appreciation
	Portfolio	Portfolio	Portfolio	Portfolio

Class ADV:
Net assets	$1,066	$1,040	$1,049	$104,309,740
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	93	102	80	3,724,769
Net asset value and redemption price per share	$11.52	$10.20	$13.18	$28.00

Class I:
Net assets	$51,028,456	$26,310,854	$20,788,014	$126,215,695
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	4,404,780	2,576,114	1,550,653	4,404,046
Net asset value and redemption price per share	$11.58	$10.21	$13.41	$28.66

Class S:
Net assets	$308,751,987	$60,276,799	$148,483,940	$3,094,367,763
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	26,726,460	5,904,137	11,095,951	108,237,273
Net asset value and redemption price per share	$11.55	$10.21	$13.38	$28.59

Class S2:
Net assets	$7,304,980	n/a	$3,704,288	$122,002,555
Shares authorized	unlimited	n/a	unlimited	unlimited
Par value	$0.001	n/a	$0.001	$0.001
Shares outstanding	633,315	n/a	278,245	4,294,606
Net asset value and redemption price per share	$11.53	n/a	$13.31	$28.41

See Accompanying Notes to Financial Statements

17

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 (UNAUDITED)

	ING	ING	ING	ING
	T. Rowe Price	Templeton	UBS U.S.	Van Kampen
	Equity Income	Global Growth	Allocation	Capital Growth
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in securities at value+*	$1,444,786,643	$525,948,919	$110,538,576	$104,028,499
Short-term investments at amortized cost	260,712,269	58,328,000	21,653,000	26,925,000
Cash	2,942,219	18,772,016	315,411	201,049
Foreign currencies at value**	—	359,779	—	360,556

Receivables:
Investment securities sold	1,951,338	1,394,352	174,042	1,507,211
Fund shares sold	490,555	1,800,704	—	5
Dividends and interest	2,333,239	1,032,881	370,714	64,151
Reimbursement due from manager	—	—	2,632	—

Total assets	1,713,216,263	607,636,651	133,054,375	133,086,471

LIABILITIES:
Payable for investment securities purchased	3,069,322	2,137,374	800,382	1,168,831
Payable for fund shares redeemed	699,811	1,140	37,741	34,526
Payable upon receipt of securities loaned	188,625,000	58,328,000	21,653,000	26,925,000
Payable to affiliates	1,028,875	505,722	85,094	69,359

Total liabilities	193,423,008	60,972,236	22,576,217	28,197,716

NET ASSETS	$1,519,793,255	$546,664,415	$110,478,158	$104,888,755

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,099,364,303	$418,816,560	$80,909,973	$72,585,642
Undistributed net investment income	30,697,213	10,115,347	3,106,853	143,208
Accumulated net realized gain on investments and foreign currency related transactions	85,707,443	28,993,108	12,196,674	9,740,325
Net unrealized appreciation on investments and foreign currency related transactions	304,024,296	88,739,400	14,264,658	22,419,580

NET ASSETS	$1,519,793,255	$546,664,415	$110,478,158	$104,888,755

+ Including securities loaned at value	$183,106,658	$56,360,910	$21,093,114	$26,385,118
* Cost of investments in securities	$1,140,762,347	$437,206,269	$96,273,918	$81,610,091
** Cost of foreign currencies	$—	$357,909	$—	$359,393

See Accompanying Notes to Financial Statements

18

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

	ING	ING	ING	ING
	T. Rowe Price	Templeton	UBS U.S.	Van Kampen
	Equity Income	Global Growth	Allocation	Capital Growth
	Portfolio	Portfolio	Portfolio	Portfolio

Class ADV:
Net assets	$33,068,108	$1,093	$1,138	$1,123
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,009,051	71	100	86
Net asset value and redemption price per share	$16.46	$15.39	$11.41	$12.99

Class I:
Net assets	$103,002,127	$26,295,940	$1,147	$33,586,289
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	6,142,164	1,692,379	99	2,560,523
Net asset value and redemption price per share	$16.77	$15.54	$11.55	$13.12

Class S:
Net assets	$1,313,049,154	$511,430,048	$105,135,919	$57,463,450
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	78,560,578	32,914,611	9,100,669	4,406,622
Net asset value and redemption price per share	$16.71	$15.54	$11.55	$13.04

Class S2:
Net assets	$70,673,866	$8,937,334	$5,339,954	$13,837,893
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	4,255,091	579,455	464,754	1,066,829
Net asset value and redemption price per share	$16.61	$15.42	$11.49	$12.97

See Accompanying Notes to Financial Statements

19

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 (UNAUDITED)

	ING	ING		ING
	Van Kampen	Van Kampen	ING	Wells Fargo
	Global	Growth and	Van Kampen	Disciplined
	Franchise	Income	Real Estate	Value
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in securities at value+*	$434,572,026	$1,060,117,218	$1,149,910,551	$268,150,095
Short-term investments at amortized cost	81,606,299	159,639,451	90,615,518	79,012,335
Cash	1,177,803	23,729	17,242,730	9,607,410
Foreign currencies at value**	4,773,034	—	173,364	—

Receivables:
Investment securities sold	8,322,886	1,537,067	555,384	—
Fund shares sold	166,792	598,322	232,119	3,094
Dividends and interest	709,426	1,828,047	4,052,129	73,194
Reimbursement due from manager	—	13,141	—	—

Total assets	531,328,266	1,223,756,975	1,262,781,795	356,846,128

LIABILITIES:
Payable for investment securities purchased	1,535,532	—	804,975	11,227,741
Payable for fund shares redeemed	30	138,816	1,611,355	249,810
Payable upon receipt of securities loaned	71,041,000	135,086,000	80,904,000	68,585,000
Unrealized depreciation on forward foreign currency contracts	180,406	—	—	—
Payable to affiliates	457,580	806,817	849,580	207,892

Total liabilities	73,214,548	136,031,633	84,169,910	80,270,443

NET ASSETS	$458,113,718	$1,087,725,342	$1,178,611,885	$276,575,685

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$325,746,856	$734,864,200	$646,238,657	$304,906,823
Undistributed net investment income	8,300,605	23,840,878	21,612,410	3,888,763
Accumulated net realized gain (loss) on investments and foreign currency related transactions	18,718,914	96,454,582	240,019,046	(57,020,178)
Net unrealized appreciation on investments and foreign currency related transactions	105,347,343	232,565,682	270,741,772	24,800,277

NET ASSETS	$458,113,718	$1,087,725,342	$1,178,611,885	$276,575,685

+ Including securities loaned at value	$68,707,109	$131,261,229	$78,236,241	$66,838,912
* Cost of investments in securities	$329,095,197	$827,551,536	$879,184,861	$243,349,818
** Cost of foreign currencies	$4,752,788	$—	$157,282	$—

See Accompanying Notes to Financial Statements

20

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

	ING	ING		ING
	Van Kampen	Van Kampen	ING	Wells Fargo
	Global	Growth and	Van Kampen	Disciplined
	Franchise	Income	Real Estate	Value
	Portfolio	Portfolio	Portfolio	Portfolio

Class ADV:
Net assets	$1,117	$7,335,908	$822,411	$51,278
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	65	245,283	22,151	2,763
Net asset value and redemption price per share	$17.24	$29.91	$37.13	$18.56

Class I:
Net assets	$1,183	$14,406,880	$246,490,885	$1,165
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	68	473,862	6,537,739	62
Net asset value and redemption price per share	$17.35	$30.40	$37.70	$18.67

Class S:
Net assets	$368,499,656	$982,804,142	$893,692,941	$271,657,270
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	21,227,764	32,337,446	23,837,022	14,545,866
Net asset value and redemption price per share	$17.36	$30.39	$37.49	$18.68

Class S2:
Net assets	$89,611,762	$83,178,412	$37,605,648	$4,865,972
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	5,187,892	2,752,691	1,007,595	262,027
Net asset value and redemption price per share	$17.27	$30.22	$37.32	$18.57

See Accompanying Notes to Financial Statements

21

STATEMENT OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 (UNAUDITED)

ING
Wells Fargo
Small Cap
Disciplined
Portfolio

ASSETS:
Investments in securities at value+*	$169,107,899
Short-term investments at amortized cost	69,046,558
Cash	1,482,830

Receivables:
Investment securities sold	3,722,769
Fund shares sold	124,700
Dividends and interest	24,374
Prepaid expenses	725
Reimbursement due from manager	10,376

Total assets	243,520,231

LIABILITIES:
Payable for investment securities purchased	1,004,886
Payable for fund shares redeemed	24,990
Payable upon receipt of securities loaned	51,667,000
Payable to affiliates	149,294
Payable for trustee fees	144
Other accrued expenses and liabilities	18,252

Total liabilities	52,864,566

NET ASSETS	$190,655,665

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$169,039,028
Undistributed net investment income	224,974
Accumulated net realized gain on investments	10,463,242
Net unrealized appreciation on investments	10,928,421

NET ASSETS	$190,655,665

+ Including securities loaned at value	$49,415,236
* Cost of investments in securities	$158,179,478

See Accompanying Notes to Financial Statements

22

STATEMENT OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

ING
Wells Fargo
Small Cap
Disciplined
Portfolio

Class ADV:
Net assets	$545,512
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	44,984
Net asset value and redemption price per share	$12.13

Class I:
Net assets	$133,238,084
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	10,919,133
Net asset value and redemption price per share	$12.20

Class S:
Net assets	$56,100,831
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	4,607,588
Net asset value and redemption price per share	$12.18

Class S2:
Net assets	$771,238
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	63,468
Net asset value and redemption price per share	$12.15

See Accompanying Notes to Financial Statements

23

STATEMENTS OF OPERATIONS (UNAUDITED)

	ING	ING	ING	ING
	AllianceBernstein	BlackRock	BlackRock	BlackRock
	Mid Cap	Inflation Protected	Large Cap	Large Cap
	Growth	Bond	Growth	Value
	Portfolio	Portfolio	Portfolio	Portfolio

	Six Months Ended	April 30, 2007(1)	Six Months Ended	Six Months Ended
	June 30,	to June 30,	June 30,	June 30,
	2007	2007	2007	2007

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$340,099	$—	$1,309,902	$1,150,917
Interest	53,506	2,771,215	7,816	24,729
Securities lending income	504,691	—	12,546	2,990

Total investment income	898,296	2,771,215	1,330,264	1,178,636

EXPENSES:
Investment management fees	—	113,764	—	—
Unified fees	2,320,974	—	1,084,201	594,139

Distribution and service fees:
Class ADV	5	3	17,254	5
Class S	569,588	1	199,410	95,989
Class S2	48,434	—	7,598	11,809
Transfer agent fees	—	1,264	—	—
Administrative service fees	—	25,281	—	—
Shareholder reporting expense	—	8,848	—	—
Professional fees	—	7,586	—	—
Custody and accounting expense	—	5,056	—	—
Trustee fees	18,434	2,528	1,912	3,574
Offering expense	—	2,372	—	—
Miscellaneous expense	—	1,262	—	—

Total expenses	2,957,435	167,965	1,310,375	705,516
Net waived and reimbursed fees	(9,752)	(8,693)	(141,569)	(42,955)
Brokerage commission recapture	(61,176)	—	—	—

Net expenses	2,886,507	159,272	1,168,806	662,561

Net investment income (loss)	(1,988,211)	2,611,943	161,458	516,075

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND FUTURES:

Net realized gain (loss) on:
Investments	4,821,929	(985,980)	54,696,900	7,989,347
Foreign currency related transactions	—	1,955	(403,265)	—
Futures	—	(88,235)	—	—

Net realized gain (loss) on investments, foreign currency related transactions, and futures	4,821,929	(1,072,260)	54,293,635	7,989,347

Net change in unrealized appreciation or depreciation on:
Investments	35,972,771	(3,275,135)	(37,420,805)	4,686,358
Foreign currency related transactions	—	(19,002)	1,082	—
Futures	—	(81,051)	—	—

Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, and futures	35,972,771	(3,375,188)	(37,419,723)	4,686,358

Net realized and unrealized gain (loss) on investments, foreign currency related transactions, and futures	40,794,700	(4,447,448)	16,873,912	12,675,705

Increase (decrease) in net assets resulting from operations	$38,806,489	$(1,835,505)	$17,035,370	$13,191,780

* Foreign taxes withheld	$27	$—	$6,821	$—

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

24

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

	ING	ING	ING	ING
	Capital Guardian	FMRSM Diversified	FMRSM Large	FMRSM Mid
	U.S. Equities	Mid Cap	Cap Growth	Cap Growth
	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$4,300,901	$4,094,613	$2,249,884	$1,467,054
Interest	149,267	387,217	81,263	192,308
Securities lending income	48,551	354,579	—	89,326

Total investment income	4,498,719	4,836,409	2,331,147	1,748,688

EXPENSES:
Investment management fees	—	—	1,834,209	—
Unified fees	2,119,810	3,053,864	—	1,739,535

Distribution and service fees:
Class ADV	5	24,225	24	1
Class S	699,697	1,023,600	223,734	650,178
Class S2	26,243	119,919	5	50,117
Transfer agent fees	—	—	362	—
Administrative service fees	—	—	317,438	—
Shareholder reporting expense	—	—	22,462	—
Registration fees	—	—	67	—
Professional fees	—	—	29,825	—
Custody and accounting expense	—	—	26,430	—
Trustee fees	18,117	23,225	9,435	17,453
Miscellaneous expense	—	—	8,958	—

Total expenses	2,863,872	4,244,833	2,472,949	2,457,284
Net waived and reimbursed fees	(5,284)	(28,988)	(90,158)	(10,091)
Brokerage commission recapture	(38,258)	—	—	—

Net expenses	2,820,330	4,215,845	2,382,791	2,447,193

Net investment income (loss)	1,678,389	620,564	(51,644)	(698,505)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:

Net realized gain (loss) on:
Investments	36,840,134	132,937,382	44,319,850	56,990,156
Foreign currency related transactions	—	(103,280)	—	—

Net realized gain on investments and foreign currency related transactions	36,840,134	132,834,102	44,319,850	56,990,156

Net change in unrealized appreciation or depreciation on:
Investments net of foreign taxes	(1,514,195)	(29,075,207)	(24,104,570)	(30,151,913)
Foreign currency related transactions	—	3,156	—	(87)

Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(1,514,195)	(29,072,051)	(24,104,570)	(30,152,000)

Net realized and unrealized gain on investments and foreign currency related transactions	35,325,939	103,762,051	20,215,280	26,838,156

Increase in net assets resulting from operations	$37,004,328	$104,382,615	$20,163,636	$26,139,651

* Foreign taxes withheld	$53,590	$135,859	$—	$47

See Accompanying Notes to Financial Statements

25

STATEMENTS OF OPERATIONS (UNAUDITED)

	ING	ING	ING	ING
	Franklin	Franklin Mutual	Lord Abbett	T. Rowe Price
	Income	Shares	Affiliated	Capital Appreciation
	Portfolio	Portfolio	Portfolio	Portfolio

	Six Months Ended	April 30, 2007(1)	Six Months Ended	Six Months Ended
	June 30,	to June 30,	June 30,	June 30,
	2007	2007	2007	2007

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,455,258	$209,281	$2,210,716	$25,402,113
Interest	5,810,143	76,569	137,179	25,046,145
Securities lending income	—	—	15,447	250,768

Total investment income	8,265,401	285,850	2,363,342	50,699,026

EXPENSES:
Investment management fees	883,795	—	—	—
Unified fees	—	68,272	806,606	10,400,226

Distribution and service fees:
Class ADV	5	3	5	345,934
Class S	297,901	17,481	193,708	3,669,391
Class S2	12,344	—	9,359	298,953
Transfer agent fees	181	—	—	—
Administrative service fees	135,967	—	—	—
Shareholder reporting expense	5,382	—	—	—
Professional fees	7,903	—	—	—
Custody and accounting expense	3,576	—	—	—
Trustee fees	2,812	—	7,111	91,433
Offering expense	7,412	—	—	—
Miscellaneous expense	281	—	—	—

Total expenses	1,357,559	85,756	1,016,789	14,805,937
Net waived and reimbursed fees	(45,241)	(1)	(1,885)	(129,832)
Brokerage commission recapture	—	—	(21,584)	(49,854)

Net expenses	1,312,318	85,755	993,320	14,626,251

Net investment income	6,953,083	200,095	1,370,022	36,072,775

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:

Net realized gain (loss) on:
Investments	2,315,093	34,655	21,196,537	148,680,226
Foreign currency related transactions	(15,564)	136,734	—	(14,527)

Net realized gain on investments and foreign currency related transactions	2,299,529	171,389	21,196,537	148,665,699

Net change in unrealized appreciation or depreciation on:
Investments	1,553,117	410,028	(10,946,305)	51,867,288
Foreign currency related transactions	248	(170,726)	19	(26)

Net change in unrealized appreciation or depreciation on investments	1,553,365	239,302	(10,946,286)	51,867,262

Net realized and unrealized gain on investments and foreign currency related transactions	3,852,894	410,691	10,250,251	200,532,961

Increase in net assets resulting from operations	$10,805,977	$610,786	$11,620,273	$236,605,736

* Foreign taxes withheld	$5,352	$14,661	$48,195	$175,752

(1)	Commencement of operations

See Accompanying Notes to Financial Statements

26

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

	ING	ING	ING	ING
	T. Rowe Price	Templeton	UBS U.S.	Van Kampen
	Equity Income	Global Growth	Allocation	Capital Growth
	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$15,466,380	$6,843,861	$620,160	$482,686
Interest	1,770,376	779,387	885,631	32,635
Securities lending income	170,163	156,432	5,628	7,736

Total investment income	17,406,919	7,779,680	1,511,419	523,057

EXPENSES:
Unified fees	4,529,551	2,273,539	401,301	346,417

Distribution and service fees:
Class ADV	123,538	4	5	1
Class S	1,581,722	611,154	134,938	72,827
Class S2	164,210	21,786	13,380	34,247
Trustee fees	40,360	13,406	3,631	3,292

Total expenses	6,439,381	2,919,889	553,255	456,784
Net waived and reimbursed fees	(73,427)	(4,357)	(15,025)	(76,935)
Brokerage commission recapture	(7,752)	(3,813)	(2,962)	—

Net expenses	6,358,202	2,911,719	535,268	379,849

Net investment income	11,048,717	4,867,961	976,151	143,208

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:

Net realized gain (loss) on:
Investments	40,749,700	18,021,292	4,287,778	6,776,258
Foreign currency related transactions	1,808	(15,964)	—	1,503

Net realized gain on investments and foreign currency related transactions	40,751,508	18,005,328	4,287,778	6,777,761

Net change in unrealized appreciation or depreciation on:
Investments	57,938,878	12,124,196	594,875	3,100,104
Foreign currency related transactions	—	1,620	—	1,172

Net change in unrealized appreciation or depreciation on investments	57,938,878	12,125,816	594,875	3,101,276

Net realized and unrealized gain on investments and foreign currency related transactions	98,690,386	30,131,144	4,882,653	9,879,037

Increase in net assets resulting from operations	$109,739,103	$34,999,105	$5,858,804	$10,022,245

* Foreign taxes withheld	$143,624	$613,472	$—	$26,183

See Accompanying Notes to Financial Statements

27

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

	ING	ING		ING
	Van Kampen	Van Kampen	ING	Wells Fargo
	Global	Growth and	Van Kampen	Disciplined
	Franchise	Income	Real Estate	Value
	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$8,332,223	$12,379,294	$11,576,944	$1,931,820
Interest	371,985	825,131	783,392	519,984
Securities lending income	163,720	113,782	333,480	20,652

Total investment income	8,867,928	13,318,207	12,693,816	2,472,456

EXPENSES:
Unified fees	2,023,076	3,403,461	4,217,146	915,280

Distribution and service fees:
Class ADV	5	31,215	2,716	94
Class S	418,522	1,207,241	1,309,677	353,163
Class S2	218,367	154,263	103,732	12,108
Trustee fees	11,368	31,770	37,421	8,877

Total expenses	2,671,338	4,827,950	5,670,692	1,289,522
Net waived and reimbursed fees	(43,963)	(47,064)	(21,427)	(2,457)
Brokerage commission recapture	—	(13,141)	—	—

Net expenses	2,627,375	4,767,745	5,649,265	1,287,065

Net investment income	6,240,553	8,550,462	7,044,551	1,185,391

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:

Net realized gain (loss) on:
Investments	9,223,223	33,441,475	118,710,443	14,430,169
Foreign currency related transactions	(3,456,387)	—	(86)	—

Net realized gain on investments and foreign currency related transactions	5,766,836	33,441,475	118,710,357	14,430,169

Net change in unrealized appreciation or depreciation on:
Investments	21,873,805	35,920,291	(167,895,959)	(946,265)
Foreign currency related transactions	1,928,716	—	16,082	—

Net change in unrealized appreciation or depreciation on investments	23,802,521	35,920,291	(167,879,877)	(946,265)

Net realized and unrealized gain (loss) on investments and foreign currency related transactions	29,569,357	69,361,766	(49,169,520)	13,483,904

Increase (decrease) in net assets resulting from operations	$35,809,910	$77,912,228	$(42,124,969)	$14,669,295

* Foreign taxes withheld	$388,216	$395,944	$78,262	$13,566

See Accompanying Notes to Financial Statements

28

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

ING
Wells Fargo
Small Cap
Disciplined
Portfolio

INVESTMENT INCOME:
Dividends	$381,023
Interest	582,808
Securities lending income	127,074

Total investment income	1,090,905

EXPENSES:
Investment management fees	701,709

Distribution and service fees:
Class ADV	1,777
Class S	74,179
Class S2	1,890
Transfer agent fees	181
Administrative service fees	91,130
Shareholder reporting expense	7,744
Professional fees	6,335
Custody and accounting expense	6,476
Trustee fees	2,556
Miscellaneous expense	3,724

Total expenses	897,701
Net waived and reimbursed fees	(31,770)

Net expenses	865,931

Net investment income	224,974

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	10,486,604
Net change in unrealized appreciation on investments	1,598,743

Net realized and unrealized gain on investments	12,085,347

Increase in net assets resulting from operations	$12,310,321

See Accompanying Notes to Financial Statements

29

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING AllianceBernstein Mid Cap		ING BlackRock Inflation Protected
	Growth Portfolio		Bond Portfolio

	Six Months
	Ended	Year Ended	April 30, 2007(1)
	June 30,	December 31,	to June 30,
	2007	2006	2007

FROM OPERATIONS:
Net investment income (loss)	$(1,988,211)	$(1,524,985)	$2,611,943
Net realized gain (loss) on investments, foreign currency related transactions, and futures	4,821,929	30,256,864	(1,072,260)
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, and futures	35,972,771	(24,421,801)	(3,375,188)

Net increase (decrease) in net assets resulting from operations	38,806,489	4,310,078	(1,835,505)

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class ADV	—	—	(10)
Class I	—	—	(1,434,632)
Class S	—	—	(9)

Net realized gains:
Class I	—	(13,566,933)	—
Class S	—	(63,780,723)	—
Class S2	—	(2,476,528)	—

Total distributions	—	(79,824,184)	(1,434,651)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	35,185,802	258,143,267	177,627,297
Dividends reinvested	—	79,824,182	1,434,622

	35,185,802	337,967,449	179,061,919
Cost of shares redeemed	(79,583,585)	(238,730,088)	(1,307,631)

Net increase (decrease) in net assets resulting from capital share transactions	(44,397,783)	99,237,361	177,754,288

Net increase (decrease) in net assets	(5,591,294)	23,723,255	174,484,132

NET ASSETS:
Beginning of period	615,212,094	591,488,839	—

End of period	$609,620,800	$615,212,094	$174,484,132

Undistributed net investment income (accumulated net investment loss) at end of period	$(1,694,073)	$294,138	$1,177,292

(1)	Commencement of operations

See Accompanying Notes to Financial Statements

30

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING BlackRock Large Cap		ING BlackRock Large Cap
	Growth Portfolio		Value Portfolio

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

FROM OPERATIONS:
Net investment income (loss)	$161,458	$(129,188)	$516,075	$827,079
Net realized gain on investments and foreign currency related transactions	54,293,635	8,453,051	7,989,347	5,497,798
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(37,419,723)	2,165,731	4,686,358	9,667,803

Net increase in net assets resulting from operations	17,035,370	10,489,594	13,191,780	15,992,680

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class ADV	—	—	—	(8)
Class I	—	—	—	(341,268)
Class S	—	—	—	(332,365)
Class S2	—	—	—	(19,764)

Net realized gains:
Class ADV	—	(304,678)	—	(25)
Class I	—	(92,535)	—	(1,085,312)
Class S	—	(10,457,093)	—	(1,488,161)
Class S2	—	(714)	—	(96,669)

Total distributions	—	(10,855,020)	—	(3,363,572)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	16,058,298	19,549,010	71,920,552	35,950,824
Proceeds issued in merger (Note 12)	309,020,845	2,170,638	—	—
Dividends reinvested	—	10,854,973	—	3,363,539

	325,079,143	32,574,621	71,920,552	39,314,363
Cost of shares redeemed	(27,423,400)	(29,810,367)	(17,290,132)	(22,652,951)

Net increase in net assets resulting from capital share transactions	297,655,743	2,764,254	54,630,420	16,661,412

Net increase in net assets	314,691,113	2,398,828	67,822,200	29,290,520

NET ASSETS:
Beginning of period	159,364,923	156,966,095	119,299,341	90,008,821

End of period	$474,056,036	$159,364,923	$187,121,541	$119,299,341

Undistributed net investment income at end of period	$161,458	$—	$1,341,974	$825,899

See Accompanying Notes to Financial Statements

31

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Capital Guardian U.S.		ING FMRSM Diversified
	Equities Portfolio		Mid Cap Portfolio

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

FROM OPERATIONS:
Net investment income	$1,678,389	$2,996,390	$620,564	$1,314,625
Net realized gain on investments and foreign currency related transactions	36,840,134	48,732,635	132,834,102	51,279,710
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(1,514,195)	6,228,709	(29,072,051)	21,074,924

Net increase in net assets resulting from operations	37,004,328	57,957,734	104,382,615	73,669,259

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class I	—	(7)	—	—
Class S	—	(2,597,356)	—	—
Class S2	—	(37,117)	—	—

Net realized gains:
Class ADV	—	—	—	(243,058)
Class I	—	(68)	—	(8,130,006)
Class S	—	(40,042,574)	—	(62,480,885)
Class S2	—	(754,043)	—	(3,661,501)

Total distributions	—	(43,431,165)	—	(74,515,450)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,972,595	7,748,403	42,487,917	199,618,442
Proceeds issued in merger (Note 12)	—	—	443,261,612	—
Dividends reinvested	—	43,431,091	—	74,515,449

	1,972,595	51,179,494	485,749,529	274,133,891
Cost of shares redeemed	(57,351,613)	(100,050,950)	(97,161,284)	(93,131,764)

Net increase (decrease) in net assets resulting from capital share transactions	(55,379,018)	(48,871,456)	388,588,245	181,002,127

Net increase (decrease) in net assets	(18,374,690)	(34,344,887)	492,970,860	180,155,936

NET ASSETS:
Beginning of period	584,917,681	619,262,568	795,785,150	615,629,214

End of period	$566,542,991	$584,917,681	$1,288,756,010	$795,785,150

Undistributed net investment income at end of period	$4,676,727	$2,998,338	$2,213,402	$1,592,838

See Accompanying Notes to Financial Statements

32

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING FMRSM Large Cap		ING FMRSM Mid Cap
	Growth Portfolio		Growth Portfolio

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

FROM OPERATIONS:
Net investment income (loss)	$(51,644)	$1,132,121	$(698,505)	$(1,668,371)
Net realized gain (loss) on investments	44,319,850	(25,037,031)	56,990,156	84,034,660
Net change in unrealized appreciation or depreciation on investments	(24,104,570)	23,981,332	(30,152,000)	(57,353,276)

Net increase in net assets resulting from operations	20,163,636	76,422	26,139,651	25,013,013

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class ADV	—	(1)	—	—
Class I	—	(9,533)	—	—

Net realized gains:
Class ADV	—	(2)	—	—
Class I	—	(357,469)	—	—
Class S	—	(139,800)	—	—

Total distributions	—	(506,805)	—	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,459,468	608,960,165	3,713,821	10,742,485
Dividends reinvested	—	506,805	—	—

	6,459,468	609,466,970	3,713,821	10,742,485
Cost of shares redeemed	(72,341,455)	(103,158,422)	(67,760,371)	(135,054,297)

Net increase (decrease) in net assets resulting from capital share transactions	(65,881,987)	506,308,548	(64,046,550)	(124,311,812)

Net increase (decrease) in net assets	(45,718,351)	505,878,165	(37,906,899)	(99,298,799)

NET ASSETS:
Beginning of period	657,402,876	151,524,711	559,114,743	658,413,542

End of period	$611,684,525	$657,402,876	$521,207,844	$559,114,743

Undistributed net investment income (accumulated net investment loss) at end of period	$990,283	$1,041,927	$(714,926)	$(16,421)

See Accompanying Notes to Financial Statements

33

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Franklin
	Income		ING Franklin Mutual
	Portfolio		Shares Portfolio

	Six Months
	Ended	April 28, 2006(1)	April 30, 2007(1)
	June 30,	to December 31,	to June 30,
	2007	2006	2007

FROM OPERATIONS:
Net investment income	$6,953,083	$3,834,524	$200,095
Net realized gain on investments and foreign currency related transactions	2,299,529	502,270	171,389
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	1,553,365	8,880,626	239,302

Net increase in net assets resulting from operations	10,805,977	13,217,420	610,786

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	161,485,425	200,531,282	86,041,273
Cost of shares redeemed	(11,342,079)	(7,611,536)	(63,366)

Net increase in net assets resulting from capital share transactions	150,143,346	192,919,746	85,977,907

Net increase in net assets	160,949,323	206,137,166	86,588,693

NET ASSETS:
Beginning of period	206,137,166	—	—

End of period	$367,086,489	$206,137,166	$86,588,693

Undistributed net investment income at end of period	$10,806,994	$3,853,911	$200,095

(1)	Commencement of operations

See Accompanying Notes to Financial Statements

34

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Lord Abbett Affiliated		ING T. Rowe Price Capital
	Portfolio		Appreciation Portfolio

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

FROM OPERATIONS:
Net investment income	$1,370,022	$2,836,438	$36,072,775	$59,998,202
Net realized gain on investments and foreign currency related transactions	21,196,537	4,290,984	148,665,699	326,906,045
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(10,946,286)	28,055,410	51,867,262	860,774

Net increase in net assets resulting from operations	11,620,273	35,182,832	236,605,736	387,765,021

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class ADV	—	(12)	—	(965,393)
Class I	—	(834,752)	—	(1,345,895)
Class S	—	(1,168,382)	—	(30,341,232)
Class S2	—	(27,062)	—	(1,203,773)

Net realized gains:
Class ADV	—	(90)	—	(3,985,411)
Class I	—	(6,177,920)	—	(5,469,781)
Class S	—	(12,127,766)	—	(160,183,560)
Class S2	—	(272,778)	—	(6,672,684)

Total distributions	—	(20,608,762)	—	(210,167,729)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	11,526,474	125,610,304	166,860,963	351,508,866
Dividends reinvested	—	20,608,661	—	210,167,727

	11,526,474	146,218,965	166,860,963	561,676,593
Cost of shares redeemed	(106,145,627)	(85,533,848)	(97,060,553)	(133,934,541)

Net increase (decrease) in net assets resulting from capital share transactions	(94,619,153)	60,685,117	69,800,410	427,742,052

Net increase (decrease) in net assets	(82,998,880)	75,259,187	306,406,146	605,339,344

NET ASSETS:
Beginning of period	255,976,171	180,716,984	3,140,489,607	2,535,150,263

End of period	$172,977,291	$255,976,171	$3,446,895,753	$3,140,489,607

Undistributed net investment income at end of period	$4,202,292	$2,832,270	$95,937,222	$59,864,447

See Accompanying Notes to Financial Statements

35

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING T. Rowe Price Equity		ING Templeton Global
	Income Portfolio		Growth Portfolio

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

FROM OPERATIONS:
Net investment income	$11,048,717	$19,673,543	$4,867,961	$5,332,594
Net realized gain on investments and foreign currency related transactions	40,751,508	53,593,942	18,005,328	11,480,980
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	57,938,878	147,969,777	12,125,816	67,565,803

Net increase in net assets resulting from operations	109,739,103	221,237,262	34,999,105	84,379,377

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class ADV	—	(408,760)	—	—
Class I	—	(787,798)	—	(12)
Class S	—	(14,978,061)	—	(3,796,969)
Class S2	—	(644,543)	—	(62,941)

Net realized gains:
Class ADV	—	(1,283,606)	—	—
Class I	—	(2,090,422)	—	(117)
Class S	—	(46,585,009)	—	(46,363,702)
Class S2	—	(2,030,211)	—	(833,438)

Total distributions	—	(68,808,410)	—	(51,057,179)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	117,378,077	166,076,081	50,766,515	42,629,712
Dividends reinvested	—	68,808,410	—	51,057,048

	117,378,077	234,884,491	50,766,515	93,686,760
Cost of shares redeemed	(77,158,788)	(188,972,840)	(25,913,773)	(27,067,794)

Net increase in net assets resulting from capital share transactions	40,219,289	45,911,651	24,852,742	66,618,966

Net increase in net assets	149,958,392	198,340,503	59,851,847	99,941,164

NET ASSETS:
Beginning of period	1,369,834,863	1,171,494,360	486,812,568	386,871,404

End of period	$1,519,793,255	$1,369,834,863	$546,664,415	$486,812,568

Undistributed net investment income at end of period	$30,697,213	$19,648,496	$10,115,347	$5,247,386

See Accompanying Notes to Financial Statements

36

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING UBS U.S. Allocation		ING Van Kampen Capital
	Portfolio		Growth Portfolio

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

FROM OPERATIONS:
Net investment income (loss)	$976,151	$2,039,804	$143,208	$(187,917)
Net realized gain on investments and foreign currency related transactions	4,287,778	8,611,414	6,777,761	3,341,522
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	594,875	1,852,767	3,101,276	853,103

Net increase in net assets resulting from operations	5,858,804	12,503,985	10,022,245	4,006,708

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class ADV	—	(16)	—	—
Class I	—	(16)	—	—
Class S	—	(1,599,532)	—	—
Class S2	—	(69,842)	—	—

Net realized gains:
Class I	—	—	—	(1,298,757)
Class S	—	—	—	(1,912,999)
Class S2	—	—	—	(453,112)

Total distributions	—	(1,669,406)	—	(3,664,868)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	445,276	3,359,016	3,990,770	14,940,764
Dividends reinvested	—	1,669,406	—	3,664,867

	445,276	5,028,422	3,990,770	18,605,631
Cost of shares redeemed	(13,084,908)	(27,371,363)	(15,290,197)	(29,096,765)

Net decrease in net assets resulting from capital share transactions	(12,639,632)	(22,342,941)	(11,299,427)	(10,491,134)

Net decrease in net assets	(6,780,828)	(11,508,362)	(1,277,182)	(10,149,294)

NET ASSETS:
Beginning of period	117,258,986	128,767,348	106,165,937	116,315,231

End of period	$110,478,158	$117,258,986	$104,888,755	$106,165,937

Undistributed net investment income at end of period	$3,106,853	$2,130,702	$143,208	$—

See Accompanying Notes to Financial Statements

37

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Van Kampen Global		ING Van Kampen Growth and
	Franchise Portfolio		Income Portfolio

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

FROM OPERATIONS:
Net investment income	$6,240,553	$4,584,772	$8,550,462	$15,302,742
Net realized gain on investments and foreign currency related transactions	5,766,836	10,944,755	33,441,475	67,979,525
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	23,802,521	48,835,814	35,920,291	65,061,568

Net increase in net assets resulting from operations	35,809,910	64,365,341	77,912,228	148,343,835

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class ADV	—	—	—	(95,726)
Class I	—	(20)	—	(32,579)
Class S	—	(4,235,642)	—	(10,688,188)
Class S2	—	(1,252,343)	—	(792,053)

Net realized gains:
Class ADV	—	—	—	(619,480)
Class I	—	(38)	—	(203,159)
Class S	—	(8,984,307)	—	(79,441,669)
Class S2	—	(2,824,196)	—	(6,457,087)

Total distributions	—	(17,296,546)	—	(98,329,941)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	51,133,293	75,160,703	21,064,182	119,450,823
Dividends reinvested	—	17,296,489	—	98,329,839

	51,133,293	92,457,192	21,064,182	217,780,662
Cost of shares redeemed	(23,282,112)	(25,663,767)	(89,648,340)	(112,965,398)

Net increase (decrease) in net assets resulting from capital share transactions	27,851,181	66,793,425	(68,584,158)	104,815,264

Net increase in net assets	63,661,091	113,862,220	9,328,070	154,829,158

NET ASSETS:
Beginning of period	394,452,627	280,590,407	1,078,397,272	923,568,114

End of period	$458,113,718	$394,452,627	$1,087,725,342	$1,078,397,272

Undistributed net investment income at end of period	$8,300,605	$2,060,052	$23,840,878	$15,290,416

See Accompanying Notes to Financial Statements

38

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Van Kampen Real		ING Wells Fargo Disciplined
	Estate Portfolio		Value Portfolio

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

FROM OPERATIONS:
Net investment income	$7,044,551	$13,663,628	$1,185,391	$2,705,921
Net realized gain on investments and foreign currency related transactions	118,710,357	121,107,127	14,430,169	12,378,022
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(167,879,877)	212,580,520	(946,265)	25,293,714

Net increase (decrease) in net assets resulting from operations	(42,124,969)	347,351,275	14,669,295	40,377,657

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class ADV	—	(3,049)	—	—
Class I	—	(2,497,871)	—	(8)
Class S	—	(9,835,067)	—	(1,594,774)
Class S2	—	(413,452)	—	(21,475)

Net realized gains:
Class ADV	—	(15,954)	—	—
Class I	—	(13,070,087)	—	—
Class S	—	(61,612,820)	—	—
Class S2	—	(2,649,603)	—	—

Total distributions	—	(90,097,903)	—	(1,616,257)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	139,165,242	394,511,958	5,808,199	17,802,319
Dividends reinvested	—	90,097,903	—	1,616,249

	139,165,242	484,609,861	5,808,199	19,418,568
Cost of shares redeemed	(209,600,673)	(472,968,893)	(34,048,893)	(56,695,569)

Net increase (decrease) in net assets resulting from capital share transactions	(70,435,431)	11,640,968	(28,240,694)	(37,277,001)

Net increase (decrease) in net assets	(112,560,400)	268,894,340	(13,571,399)	1,484,399

NET ASSETS:
Beginning of period	1,291,172,285	1,022,277,945	290,147,084	288,662,685

End of period	$1,178,611,885	$1,291,172,285	$276,575,685	$290,147,084

Undistributed net investment income at end of period	$21,612,410	$14,567,859	$3,888,763	$2,703,372

See Accompanying Notes to Financial Statements

39

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Wells Fargo Small Cap
	Disciplined Portfolio

	Six Months
	Ended	Year Ended
	June 30,	December 31,
	2007	2006

FROM OPERATIONS:
Net investment income	$224,974	$606,610
Net realized gain on investments	10,486,604	3,335,524
Net change in unrealized appreciation or depreciation on investments	1,598,743	9,459,559

Net increase in net assets resulting from operations	12,310,321	13,401,693

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class ADV	—	(964)
Class I	—	(468,569)
Class S	—	(155,258)
Class S2	—	(3,230)

Net realized gains:
Class ADV	—	(7,030)
Class I	—	(2,109,037)
Class S	—	(1,221,069)
Class S2	—	(24,959)

Total distributions	—	(3,990,116)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	33,408,912	229,752,064
Dividends reinvested	—	3,990,116

	33,408,912	233,742,180
Cost of shares redeemed	(29,760,756)	(73,398,723)

Net increase in net assets resulting from capital share transactions	3,648,156	160,343,457

Net increase in net assets	15,958,477	169,755,034

NET ASSETS:
Beginning of period	174,697,188	4,942,154

End of period	$190,655,665	$174,697,188

Undistributed net investment income at end of period	$224,974	$—

See Accompanying Notes to Financial Statements

40

ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV		Class I

	Six Months	September 25,	Six Months	Year	May 13,
	Ended	2006(1) to	Ended	Ended	2005(1) to
	June 30,	December 31,	June 30,	December 31,	December 31,
	2007	2006	2007	2006	2005

Per Share Operating Performance:
Net asset value, beginning of period	$16.80	15.94	17.01	19.06	15.50

Income (loss) from investment operations:
Net investment loss	$(0.09)	(0.01)*	(0.04)	(0.04)*	(0.06)*
Net realized and unrealized gain on investments	$1.15	0.87	1.17	0.36	3.62
Total from investment operations	$1.06	0.86	1.13	0.32	3.56

Less distributions from:
Net realized gains on investments	$—	—	—	2.37	—
Total distributions	$—	—	—	2.37	—
Net asset value, end of period	$17.86	16.80	18.14	17.01	19.06

Total Return(2)%	6.31	5.40	6.64	1.98	22.97

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1	144,284	119,963	5,122

Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.52	1.52	0.77	0.77	0.81
Net expenses after expense waiver and prior to brokerage commission recapture (3)(4)%	1.37	1.37	0.77	0.77	0.79
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.35	1.34	0.75	0.74	0.79
Net investment loss after expense waiver and brokerage commission recapture(3)(4)%	(1.18)	(0.27)	(0.46)	(0.25)	(0.54)
Portfolio turnover rate %	48	122	48	122	103

	Class S

	Six Months
	Ended	Year Ended December 31,
	June 30,
	2007	2006	2005		2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$16.94	19.03	17.81		14.90	8.92	12.75

Income (loss) from investment operations:
Net investment loss	$(0.06)	(0.04)	(0.11	)*	(0.12)	(0.07)	(0.07)
Net realized and unrealized gain (loss) on investments	$1.17	0.32	1.33		3.03	6.05	(3.76)
Total from investment operations	$1.11	0.28	1.22		2.91	5.98	(3.83)

Less distributions from:
Net realized gains on investments	$—	2.37	—		—	—	—
Total distributions	$—	2.37	—		—	—	—
Net asset value, end of period	$18.05	16.94	19.03		17.81	14.90	8.92

Total Return(2)%	6.55	1.75	6.85		19.53	67.04	(30.04)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$445,699	475,637	568,850		664,525	528,029	288,770

Ratios to average net assets:
Gross expenses prior to brokerage commission recapture(3)%	1.02	1.02	1.03		1.03	1.04	1.05
Net expenses after brokerage commission recapture(3)%	1.00	0.99	1.01		0.97	0.99	1.02
Net investment loss after brokerage commission recapture(3)%	(0.70)	(0.24)	(0.66)		(0.79)	(0.68)	(0.69)
Portfolio turnover rate %	48	122	103		126	111	159

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

* Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

41

ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S2

	Six Months						September 9,
	Ended	Year Ended December 31,					2002(1) to
	June 30,						December 31,
	2007	2006	2005		2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$16.82	18.94	17.76		14.88	8.92	8.37

Income (loss) from investment operations:
Net investment loss	$(0.07)	(0.07)	(0.14	)*	(0.10)	(0.10)	(0.02)*
Net realized and unrealized gain on investments	$1.16	0.32	1.32		2.98	6.06	0.57
Total from investment operations	$1.09	0.25	1.18		2.88	5.96	0.55

Less distributions from:
Net realized gains on investments	$—	2.37	—		—	—	—
Total distributions	$—	2.37	—		—	—	—
Net asset value, end of period	$17.91	16.82	18.94		17.76	14.88	8.92

Total Return(2)%	6.48	1.59	6.64		19.35	66.82	6.57

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$19,637	19,611	17,517		12,901	4,638	158

Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.27	1.27	1.28		1.18	1.19	1.21
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.17	1.17	1.18		1.18	1.19	1.21
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.15	1.14	1.16		1.12	1.14	1.18
Net investment loss after expense waiver and brokerage commission recapture(3)(4)%	(0.85)	(0.43)	(0.81)		(0.93)	(0.86)	(0.71)
Portfolio turnover rate %	48	122	103		126	111	159

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

* Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

42

ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV	Class I

	April 30,	April 30,
	2007(1) to	2007(1) to
	June 30,	June 30,
	2007	2007

Per Share Operating Performance:
Net asset value, beginning of period	$10.00	10.00

Income (loss) from investment operations:
Net investment income	$0.16 *	0.17 *
Net realized and unrealized loss on investments	$(0.32)	(0.32)
Total from investment operations	$(0.16)	(0.15)

Less distributions from:
Net investment income	$0.10	0.10
Total distributions	$0.10	0.10
Net asset value, end of period	$9.74	9.75

Total Return(2)%	(1.65)	(1.52)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	174,482

Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.41	0.66
Net expenses after expense waiver(3)(4)(5)%	1.23	0.63
Net investment income after expense waiver(3)(4)(5)%	9.39	10.16
Portfolio turnover rate %	38	38

Class S

April 30,
2007(1) to
June 30,
2007

Per Share Operating Performance:
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income	$0.17 *
Net realized and unrealized loss on investments	$(0.33)
Total from investment operations	$(0.16)

Less distributions from:
Net investment income	$0.09
Total distributions	$0.09
Net asset value, end of period	$9.75

Total Return(2)%	(1.57)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1

Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	0.91
Net expenses after expense waiver(3)(5)%	0.88
Net investment income after expense waiver(3)(5)%	10.33
Portfolio turnover rate %	38

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

(5) The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

* Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

43

ING BLACKROCK LARGE CAP GROWTH PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV

	Six Months	Year Ended		March 17,
	Ended	December 31,		2004(1) to
	June 30,			December 31,
	2007	2006	2005	2004

Per Share Operating Performance
Net asset value, beginning of period	$11.42	11.48	10.45	10.06

Income (loss) from investment operations:
Net investment loss	$(0.02)	(0.03)	(0.02)	(0.00)*
Net realized and unrealized gain on investments	$1.08	0.79	1.05	1.25
Total from investment operations	$1.06	0.76	1.03	1.25

Less distributions from:
Net realized gains on investments	$—	0.82	—	0.85
Return of capital	$—	—	—	0.01
Total distributions	$—	0.82	—	0.86
Net asset value, end of period	$12.48	11.42	11.48	10.45

Total Return(2)%	9.28	6.73	9.86	12.57

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$6,389	4,825	1,714	91

Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.54	1.55	1.56	1.41
Net expenses after expense waiver(3)(4)%	1.32	1.36	1.36	1.41
Net investment loss after expense waiver(3)(4)%	(0.31)	(0.39)	(0.64)	(0.24)
Portfolio turnover rate %	155	139	155	204

	Class I

	Six Months	April 28,
	Ended	2006(1) to
	June 30,	December 31,
	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$11.56	11.97

Income from investment operations:
Net investment income	$0.01	0.02
Net realized and unrealized gain on investments	$1.10	0.39
Total from investment operations	$1.11	0.41

Less distributions from:
Net realized gains on investments	$—	0.82
Total distributions	$—	0.82
Net asset value, end of period	$12.67	11.56

Total Return(2)%	9.60	3.54

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$292,196	1,464

Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	0.79	0.80
Net expenses after expense waiver(3)%	0.72	0.76
Net investment income after expense waiver(3)%	0.24	0.21
Portfolio turnover rate %	155	139

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

* Amount is more than $(0.005).

See Accompanying Notes to Financial Statements

44

ING BLACKROCK LARGE CAP GROWTH PORTFOLIO (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S

	Six Months						May 1,
	Ended	Year Ended December 31,					2002(1) to
	June 30,						December 31,
	2007	2006	2005	2004		2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$11.55	11.56	10.48	10.22		8.05	10.00

Income (loss) from investment operations:
Net investment income (loss)	$0.00 *	(0.01)	(0.01)	(0.00	)*	(0.02)	(0.01)**
Net realized and unrealized gain (loss) on investments	$1.09	0.82	1.09	1.12		2.19	(1.94)
Total from investment operations	$1.09	0.81	1.08	1.12		2.17	(1.95)

Less distributions from:
Net realized gains on investments	$—	0.82	—	0.85		—	—
Return of capital	$—	—	—	0.01		—	—
Total distributions	$—	0.82	—	0.86		—	—
Net asset value, end of period	$12.64	11.55	11.56	10.48		10.22	8.05

Total Return(2)%	9.44	7.12	10.31	11.10		26.96	(19.50)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$164,747	153,064	155,252	18,862		14,481	4,757

Ratios to average net assets:
Gross expenses prior to expense waiver (3)%	1.04	1.05	1.06	1.05		1.05	1.05
Net expenses after expense waiver(3)(4)%	0.97	1.01	1.01	1.05		1.05	1.05
Net investment income (loss) after expense waiver(3)(4)%	0.04	(0.08)	(0.27)	(0.01)		(0.27)	(0.09)
Portfolio turnover rate %	155	139	155	204		102	56

	Class S2

	Six Months	May 26,	January 1,	Year Ended		September 9,
	Ended	2006(1) to	2005(6) to	December 31,		2002(1) to
	June 30,	December 31,	October 2,			December 31,
	2007	2006	2005	2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$11.45	11.37	10.44	10.20	8.05	8.42

Income (loss) from investment operations:
Net investment loss	$(0.00)*	(0.01)	(0.04)	(0.01)	(0.02)	(0.01)**
Net realized and unrealized gain (loss) on investments	$1.07	0.91	0.52	1.11	2.17	(0.36)
Total from investment operations	$1.07	0.90	0.48	1.10	2.15	(0.37)

Less distributions from:
Net realized gains on investments	$—	0.82	—	0.85	—	—
Return of capital	$—	—	—	0.01	—	—
Total distributions	$—	0.82	—	0.86	—	—
Net asset value, end of period	$12.52	11.45	10.92	10.44	10.20	8.05

Total Return(2)%	9.34	8.03	4.60	10.93	26.71	(4.39)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$10,724	12	2,294	2,167	857	117

Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.29	1.30	1.32	1.21	1.20	1.21
Net expenses after expense waiver (3)(5)%	1.12	1.16	1.20	1.21	1.20	1.21
Net investment loss after expense waiver(3)(5)%	(0.16)	(0.12)	(0.52)	(0.09)	(0.43)	(0.26)
Portfolio turnover rate %	155	139	78	204	102	56

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(5) The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

(6) Class S2 was fully redeemed on October 3, 2005 and recommenced operations on May 26, 2006.

* Amount is less than $0.005 or more than $(0.005).

** Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

45

ING BLACKROCK LARGE CAP VALUE PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV		Class I

	Six Months		Six Months	Year Ended				May 18,
	Ended	April 28,	Ended	December 31,				2004(1) to
	June 30,	2006(1) to	June 30,					December 31,
	2007	December 31, 2006	2007	2006		2005		2004

Per Share Operating Performance:
Net asset value, beginning of period	$13.75	13.48	13.94	12.35		11.70		10.75

Income from investment operations:
Net investment income	$0.01	0.04 *	0.06 *	0.12	*	0.10		0.05
Net realized and unrealized gain on investments	$1.23	0.66	1.24	1.90		0.55		1.46
Total from investment operations	$1.24	0.70	1.30	2.02		0.65		1.51

Less distributions from:
Net investment income	$—	0.10	—	0.10		—		0.04
Net realized gains on investments	$—	0.33	—	0.33		0.00	**	0.52
Total distributions	$—	0.43	—	0.43		0.00	**	0.56
Net asset value, end of period	$14.99	13.75	15.24	13.94		12.35		11.70

Total Return(2)%	9.02	5.45	9.33	16.65		5.56		14.15

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1	103,612	43,567		44,567		47,498

Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.55	1.55	0.80	0.80		0.82		0.80
Net expenses after expense waiver(3)(4)%	1.35	1.35	0.75	0.75		0.78		0.80
Net investment income after expense waiver(3)(4)%	0.12	0.47	0.82	0.90		0.83		0.76
Portfolio turnover rate %	58	103	58	103		170		75

	Class S

	Six Months							May 1,
	Ended	Year Ended December 31,						2002(1) to
	June 30,							December 31,
	2007	2006		2005		2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$13.89	12.31		11.69		10.98	8.45	10.00

Income (loss) from investment operations:
Net investment income	$0.04	0.09	*	0.09		0.02	0.01	0.00 **
Net realized and unrealized gain (loss) on investments	$1.24	1.89		0.53		1.24	2.62	(1.55)
Total from investment operations	$1.28	1.98		0.62		1.26	2.63	(1.55)

Less distributions from:
Net investment income	$—	0.07		—		0.03	0.01	—
Net realized gains on investments	$—	0.33		0.00	**	0.52	0.09	—
Total distributions	$—	0.40		0.00	**	0.55	0.10	—
Net asset value, end of period	$15.17	13.89		12.31		11.69	10.98	8.45

Total Return(2)%	9.22	16.36		5.31		11.52	31.22	(15.50)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$78,722	71,171		42,308		74,928	27,213	8,045

Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.05	1.05		1.07		1.05	1.05	1.05
Net expenses after expense waiver(3)%	1.00	1.00		1.03		1.05	1.05	1.05
Net investment income after expense waiver (3)%	0.60	0.69		0.57		0.34	0.17	0.06
Portfolio turnover rate %	58	103		170		75	76	61

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

* Calculated using average number of shares outstanding throughout the period.

** Amount is less than $0.005.

See Accompanying Notes to Financial Statements

46

ING BLACKROCK LARGE CAP VALUE PORTFOLIO (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S2

	Six Months								September 9,
	Ended	Year Ended December 31,							2002(1) to
	June 30,								December 31,
	2007	2006		2005		2004	2003		2002

Per Share Operating Performance:
Net asset value, beginning of period	$13.82	12.26		11.67		10.96	8.44		8.21

Income (loss) from investment operations:
Net investment income (loss)	$0.04	0.07	*	0.05		0.02	0.00	**	(0.01)*
Net realized and unrealized gain on investments	$1.23	1.89		0.54		1.22	2.62		0.24
Total from investment operations	$1.27	1.96		0.59		1.24	2.62		0.23

Less distributions from:
Net investment income	$—	0.07		—		0.01	0.01		—
Net realized gains on investments	$—	0.33		0.00	**	0.52	0.09		—
Total distributions	$—	0.40		0.00	**	0.53	0.10		—
Net asset value, end of period	$15.09	13.82		12.26		11.67	10.96		8.44

Total Return(2)%	9.19	16.20		5.06		11.41	31.07		2.80

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$4,786	4,560		3,134		2,417	805		58

Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.30	1.30		1.32		1.20	1.20		1.21
Net expenses after expense waiver(3)(4)%	1.15	1.15		1.18		1.20	1.20		1.21
Net investment income (loss) after expense waiver (3)(4)%	0.45	0.53		0.45		0.22	0.01		(0.37)
Portfolio turnover rate %	58	103		170		75	76		61

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

* Calculated using average number of shares outstanding throughout the period.

** Amount is less than $0.005.

See Accompanying Notes to Financial Statements

47

ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV		Class I

	Six Months	December 29,	Six Months	April 28,
	Ended	2006(1) to	Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$12.43	12.43	12.43	12.93

Income (loss) from investment operations:
Net investment income (loss)	$0.01	(0.00)**	0.05	0.05
Net realized and unrealized gain on investments	$0.79	—	0.80	0.41
Total from investment operations	$0.80	(0.00)**	0.85	0.46

Less distributions from:
Net investment income	$—	—	—	0.09
Net realized gains on investments	$—	—	—	0.87
Total distributions	$—	—	—	0.96
Net asset value, end of period	$13.23	12.43	13.28	12.43

Total Return(2)%	6.44	—	6.84	4.09

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1	1	1

Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.50	1.50	0.75	0.75
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.35	1.35	0.75	0.75
Net expenses after expense waiver and after brokerage commission recapture(3)(4)%	1.34	1.34	0.74	0.74
Net investment income (loss) after expense waiver and brokerage commission recapture(3)(4)%	0.22	(1.34)	0.85	0.67
Portfolio turnover rate %	13	26	13	26

	Class S

	Six Months
	Ended	Year Ended December 31,
	June 30,
	2007	2006		2005		2004	2003		2002

Per Share Operating Performance:
Net asset value, beginning of period	$12.46	12.20		11.54		10.58	7.74		10.18

Income (loss) from investment operations:
Net investment income	$0.05	0.06	*	0.05	*	0.05	0.02		0.03 *
Net realized and unrealized gain (loss) on investments	$0.78	1.13		0.66		0.93	2.82		(2.45)
Total from investment operations	$0.83	1.19		0.71		0.98	2.84		(2.42)

Less distributions from:
Net investment income	$—	0.06		0.05		0.02	0.00	**	0.02
Net realized gains on investments	$—	0.87		—		—	—		—
Total distributions	$—	0.93		0.05		0.02	0.00	**	0.02
Net asset value, end of period	$13.29	12.46		12.20		11.54	10.58		7.74

Total Return(2)%	6.66	10.27		6.19		9.27	36.75		(23.79)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$556,897	573,818		608,300		662,965	575,864		301,376

Ratios to average net assets:
Gross expenses prior to brokerage commission recapture(3)%	1.00	1.00		1.00		1.00	1.00		1.01
Net expenses after brokerage commission recapture(3)%	0.99	0.99		0.99		0.99	0.99		0.99
Net investment income after brokerage commission recapture(3)%	0.59	0.52		0.42		0.44	0.30		0.33
Portfolio turnover rate %	13	26		33		23	21		27

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and excluding the deduction of sales charge. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

* Calculated using average number of shares outstanding throughout the period.

** Amount is less than $0.005 or more than ($0.005).

See Accompanying Notes to Financial Statements

48

ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S2

	Six Months							September 9,
	Ended	Year Ended December 31,						2002(1) to
	June 30,							December 31,
	2007	2006		2005		2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$12.43	12.18		11.52		10.58	7.76	7.45

Income from investment operations:
Net investment income	$0.03 *	0.04	*	0.03	*	0.03	0.01	0.01 *
Net realized and unrealized gain on investments	$0.78	1.12		0.67		0.93	2.81	0.31
Total from investment operations	$0.81	1.16		0.70		0.96	2.82	0.32

Less distributions from:
Net investment income	$—	0.04		0.04		0.02	—	0.01
Net realized gains on investments	$—	0.87		—		—	—	—
Total distributions	$—	0.91		0.04		0.02	—	0.01
Net asset value, end of period	$13.24	12.43		12.18		11.52	10.58	7.76

Total Return(2)%	6.52	10.08		6.13		9.10	36.34	4.25

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$9,644	11,098		10,963		10,038	6,788	344

Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.25	1.25		1.25		1.15	1.15	1.16
Net expenses after expense waiver and prior to brokerage commission recapture (3)(4)%	1.15	1.15		1.15		1.15	1.15	1.16
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.14	1.14		1.14		1.14	1.14	1.12
Net investment income after expense waiver and brokerage commission recapture (3)(4)%	0.43	0.37		0.27		0.31	0.13	0.33
Portfolio turnover rate %	13	26		33		23	21	27

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

* Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

49

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV		Class I

	Six Months	January 17,	Six Months	Year	August 15,
	Ended	2006(1) to	Ended	Ended	2005(1) to
	June 30,	December 31,	June 30,	December 31,	December 31,
	2007	2006	2007	2006	2005

Per Share Operating Performance:
Net asset value, beginning of period	$13.28	13.92	13.44	13.25	12.48

Income (loss) from investment operations:
Net investment income (loss)	$(0.03)	(0.02)	0.02	0.07 *	0.02 *
Net realized and unrealized gain on investments	$1.58	0.75	1.59	1.49	0.75
Total from investment operations	$1.55	0.73	1.61	1.56	0.77

Less distributions from:
Net realized gains on investments	$—	1.37	—	1.37	—
Total distributions	$—	1.37	—	1.37	—
Net asset value, end of period	$14.83	13.28	15.05	13.44	13.25

Total Return(2)%	11.67	5.62	11.98	12.21	6.17

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$9,277	3,276	89,765	84,973	214

Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.39	1.40	0.64	0.65	0.74
Net expenses after expense waiver (3)(4)%	1.24	1.25	0.64	0.65	0.74
Net investment income (loss) after expense waiver(3)(4)%	(0.25)	(0.17)	0.31	0.50	0.34
Portfolio turnover rate %	121	160	121	160	186

	Class S

	Six Months
	Ended	Year Ended December 31,
	June 30,
	2007	2006	2005		2004	2003		2002

Per Share Operating Performance:
Net asset value, beginning of period	$13.38	13.23	12.26		9.89	7.41		9.21

Income (loss) from investment operations:
Net investment income (loss)	$(0.00)**	0.02	(0.01	)*	(0.03)	0.02		0.03 *
Net realized and unrealized gain (loss) on investments	$1.59	1.50	1.95		2.41	2.46		(1.81)
Total from investment operations	$1.59	1.52	1.94		2.38	2.48		(1.78)

Less distributions from:
Net investment income	$—	—	—		0.01	0.00	**	0.02
Net realized gains on investments	$—	1.37	0.97		—	—		—
Total distributions	$—	1.37	0.97		0.01	0.00	**	0.02
Net asset value, end of period	$14.97	13.38	13.23		12.26	9.89		7.41

Total Return(2)%	11.88	11.91	16.90		24.10	33.47		(19.34)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1,131,839	665,138	584,904		252,605	163,668		91,198

Ratios to average net assets:
Expenses(3)%	0.89	0.90	0.99		1.01	1.00		1.01
Net investment income (loss)(3)%	0.12	0.16	(0.06)		(0.30)	0.32		0.33
Portfolio turnover rate %	121	160	186		151	93		106

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charge. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

* Calculated using average number of shares outstanding throughout the period.

** Amount is less than $0.005 or more than $(0.005).

See Accompanying Notes to Financial Statements

50

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S2

	Six Months							September 9,
	Ended	Year Ended December 31,						2002(1) to
	June 30,							December 31,
	2007	2006		2005		2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$13.32	13.19		12.24		9.90	7.43	7.76

Income (loss) from investment operations:
Net investment income (loss)	$(0.01)	0.00	**	(0.03	)*	(0.03)	0.01	0.01 *
Net realized and unrealized gain (loss) on investments	$1.58	1.50		1.95		2.39	2.46	(0.33)
Total from investment operations	$1.57	1.50		1.92		2.36	2.47	(0.32)

Less distributions from:
Net investment income	$—	—		—		0.02	—	0.01
Net realized gains on investments	$—	1.37		0.97		—	—	—
Total distributions	$—	1.37		0.97		0.02	—	0.01
Net asset value, end of period	$14.89	13.32		13.19		12.24	9.90	7.43

Total Return(2)%	11.79	11.79		16.76		23.83	33.24	(4.15)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$57,875	42,398		30,511		9,814	3,752	226

Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.14	1.15		1.24		1.16	1.15	1.16
Net expenses after expense waiver(3)(4)%	1.04	1.05		1.14		1.16	1.15	1.16
Net investment income (loss) after expense waiver(3)(4)%	(0.06)	0.02		(0.20)		(0.45)	0.17	0.30
Portfolio turnover rate %	121	160		186		151	93	106

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

*  Calculated using average number of shares outstanding throughout the period.

** Amount is less than $0.005.

See Accompanying Notes to Financial Statements

51

ING FMRSM LARGE CAP GROWTH PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV		Class I

	Six Months	June 2,	Six Months		April 29,
	Ended	2006(1) to	Ended	Year Ended	2005(1) to
	June 30,	December 31,	June 30,	December 31,	December 31,
	2007	2006	2007	2006	2005

Per Share Operating Performance:
Net asset value, beginning of period	$10.82	10.26	10.89	10.60	10.00

Income (loss) from investment operations:
Net investment income (loss)	$(0.03)	(0.03)*	(0.00)**	0.02	0.07 *
Net realized and unrealized gain on investments	$0.35	0.60	0.35	0.28	0.57
Total from investment operations	$0.32	0.57	0.35	0.30	0.64

Less distributions from:
Net investment income	$—	0.00 **	—	0.00 **	0.02
Net realized gains on investments	$—	0.01	—	0.01	0.02
Total distributions	$—	0.01	—	0.01	0.04
Net asset value, end of period	$11.14	10.82	11.24	10.89	10.60

Total Return(2)%	2.96	5.54	3.21	2.81	6.41

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$7	4	440,580	471,673	141,848

Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.46	1.46	0.71	0.71	0.73
Net expenses after expense waiver(3)(4)(5)%	1.28	1.28	0.68	0.68	0.73
Net investment income (loss) after expense waiver (3)(4)(5)%	(0.53)	(0.45)	0.05	0.30	0.53
Portfolio turnover rate %	147	322	147	322	139

	Class S

	Six Months	Year	May 4,
	Ended	Ended	2005(1) to
	June 30,	December 31,	December 31,
	2007	2006	2005

Per Share Operating Performance:
Net asset value, beginning of period	$10.85	10.59	10.12

Income (loss) from investment operations:
Net investment income (loss)	$(0.01)	—	0.02 *
Net realized and unrealized gain on investments	$0.35	0.27	0.48
Total from investment operations	$0.34	0.27	0.50

Less distributions from:
Net investment income	$—	—	0.01
Net realized gains on investments	$—	0.01	0.02
Total distributions	$—	0.01	0.03
Net asset value, end of period	$11.19	10.85	10.59

Total Return(2)%	3.13	2.53	5.00

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$171,096	185,725	9,662

Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	0.96	0.96	0.98
Net expenses after expense waiver(3)(4)(5)%	0.93	0.93	0.98
Net investment income (loss) after expense waiver (3)(4)(5)%	(0.19)	0.04	0.27
Portfolio turnover rate %	147	322	139

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

(5) The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

* Calculated using average number of shares outstanding throughout the period.

** Amount is less than $0.005 or more than ($0.005).

See Accompanying Notes to Financial Statements

52

ING FMRSM LARGE CAP GROWTH PORTFOLIO (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S2

	Six Months	December 29,	January 1,	June 1,
	Ended	2006(6) to	2006 to	2005(1) to
	June 30,	December 31,	April 30,	December 31,
	2007	2006	2006(6)	2005

Per Share Operating Performance:
Net asset value, beginning of period	$10.82	10.82	10.60	10.48

Income (loss) from investment operations:
Net investment income (loss)	$(0.02)	(0.00)**	0.00 **	0.00 **
Net realized and unrealized gain on investments	$0.34	—	0.25	0.14
Total from investment operations	$0.32	(0.00)**	0.25	0.14

Less distributions from:
Net realized gains on investments	$—	—	—	0.02
Total distributions	$—	—	—	0.02
Net asset value, end of period	$11.14	10.82	10.85	10.60

Total Return(2)%	2.96	—	2.36	1.37

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1	6	16

Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.21	1.21	1.23	1.23
Net expenses after expense waiver(3)(4)(5)%	1.08	1.08	1.13	1.13
Net investment income (loss) after expense waiver (3)(4)(5)%	(0.29)	(1.08)	(0.02)	0.06
Portfolio turnover rate %	147	322	322	139

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

(5) The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(6) Class S2 was fully redeemed on May 1, 2006 and recommenced operations on December 29, 2006.

* Calculated using average number of shares outstanding throughout the period.

** Amount is less than $0.005 or more than ($0.005).

See Accompanying Notes to Financial Statements

53

ING FMRSM MID CAP GROWTH PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV		Class I

	Six Months	December 29,	Six Months	Year Ended				May 1,
	Ended	2006(1) to	Ended	December 31,				2003(1) to
	June 30,	December 31,	June 30,					December 31,
	2007	2006	2007	2006		2005	2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$12.45	12.45	12.65	12.07		11.68	10.13	7.79

Income (loss) from investment operations:
Net investment loss	$(0.04)	(0.00)**	(0.00)**	(0.00	)**	(0.01)	(0.03)	(0.02)
Net realized and unrealized gain on investments	$0.65	—	0.63	0.58		0.40	1.58	2.36
Total from investment operations	$0.61	(0.00)**	0.63	0.58		0.39	1.55	2.34
Net asset value, end of period	$13.06	12.45	13.28	12.65		12.07	11.68	10.13

Total Return(2)%	4.90	—	4.98	4.81		3.34	15.30	30.04

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1	6,031	6,456		9,187	4,953	3,396

Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.39	1.39	0.64	0.64		0.64	0.64	0.65
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.24	1.23	0.64	0.63		0.63	0.64	0.65
Net expenses after expense waiver and brokerage commission recapture (3)(4)%	1.24	1.22	0.64	0.62		0.60	0.62	0.61
Net investment loss after expense waiver and brokerage commission recapture(3)(4)%	(0.68)	(1.22)	(0.00)**	(0.03)		(0.11)	(0.32)	(0.18)
Portfolio turnover rate %	117	211	117	211		79	80	95

	Class S

	Six Months
	Ended	Year Ended December 31,
	June 30,
	2007	2006	2005	2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$12.53	11.98	11.62	10.10	7.26	14.18

Income (loss) from investment operations:
Net investment loss	$(0.02)	(0.04)	(0.04)	(0.07)	(0.03)	(0.05)*
Net realized and unrealized gain (loss) on investments	$0.62	0.59	0.40	1.59	2.87	(6.87)
Total from investment operations	$0.60	0.55	0.36	1.52	2.84	(6.92)
Net asset value, end of period	$13.13	12.53	11.98	11.62	10.10	7.26

Total Return(2)%	4.79	4.59	3.10	15.05	39.12	(48.80)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$495,353	532,944	630,058	764,301	743,049	522,323

Ratios to average net assets:
Gross expenses prior to brokerage commission recapture %	0.89	0.89	0.89	0.89	0.90	0.90
Net expenses prior to brokerage commission recapture(3)%	0.89	0.88	0.88	0.89	0.90	0.90
Net expenses after brokerage commission recapture(3)%	0.89	0.87	0.85	0.87	0.86	0.84
Net investment loss after expense waiver and brokerage commission recapture(3)%	(0.25)	(0.28)	(0.38)	(0.58)	(0.41)	(0.44)
Portfolio turnover rate %	117	211	79	80	95	163

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

* Calculated using average number of shares outstanding throughout the period.

** Amount is more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

54

ING FMRSM MID CAP GROWTH PORTFOLIO (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S2

	Six Months						September 9,
	Ended	Year Ended December 31,					2002(1) to
	June 30,						December 31,
	2007	2006	2005	2004	2003		2002

Per Share Operating Performance:
Net asset value, beginning of period	$12.46	11.93	11.59	10.09	7.26		7.36

Income (loss) from investment operations:
Net investment loss	$(0.03)	(0.05)	(0.06)	(0.06)	(0.05	)*	(0.01)*
Net realized and unrealized gain (loss) on investments	$0.61	0.58	0.40	1.56	2.88		(0.09)
Total from investment operations	$0.58	0.53	0.34	1.50	2.83		(0.10)
Net asset value, end of period	$13.04	12.46	11.93	11.59	10.09		7.26

Total Return(2)%	4.65	4.44	2.93	14.87	38.98		(1.36)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$19,822	19,714	19,169	17,124	9,620		559

Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.14	1.14	1.14	1.04	1.05		1.06
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.04	1.03	1.04	1.04	1.05		1.06
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.04	1.02	1.00	1.02	1.01		0.95
Net investment loss after expense waiver and brokerage commission recapture(3)(4)%	(0.40)	(0.42)	(0.53)	(0.71)	(0.59)		(0.30)
Portfolio turnover rate %	117	211	79	80	95		163

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

* Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

55

ING FRANKLIN INCOME PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV		Class I

	Six Months	December 29,	Six Months	April 28,
	Ended	2006(1) to	Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$11.02	11.02	11.05	10.00

Income (loss) from investment operations:
Net investment income (loss)	$0.26	(0.00)**	0.30 *	0.35 *
Net realized and unrealized gain on investments	$0.24	—	0.23	0.70
Total from investment operations	$0.50	(0.00)**	0.53	1.05
Net asset value, end of period	$11.52	11.02	11.58	11.05

Total Return(2)%	4.54	—	4.80	10.50

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1	51,028	25,465

Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.52	1.55	0.77	0.80
Net expenses after expense waiver(3)(4)(5)%	1.34	1.34	0.74	0.74
Net investment income (loss) after expense waiver(3)(4)(5)%	4.73	(1.34)	5.33	5.01
Portfolio turnover rate %	12	9	12	9

	Class S		Class S2

	Six Months	April 28,	Six Months	May 3,
	Ended	2006(1) to	Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$11.03	10.00	11.02	9.99

Income from investment operations:
Net investment income	$0.29 *	0.35 *	0.28 *	0.33 *
Net realized and unrealized gain on investments	$0.23	0.68	0.23	0.70
Total from investment operations	$0.52	1.03	0.51	1.03
Net asset value, end of period	$11.55	11.03	11.53	11.02

Total Return(2)%	4.71	10.30	4.63	10.31

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$308,752	177,754	7,305	2,917

Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.02	1.05	1.27	1.30
Net expenses after expense waiver(3)(4)(5)%	0.99	0.99	1.14	1.14
Net investment income after expense waiver (3)(4)(5)%	5.09	4.82	4.98	4.57
Portfolio turnover rate %	12	9	12	9

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.15% and 0.10% of the average daily net assets attributable to Class ADV and S2 shares, respectively, of the Portfolio related to the distribution fees. The expense waivers will continue through at least May 1, 2007. There is no guarantee that these waivers will continue after this date.

(5) The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

* Calculated using average number of shares outstanding throughout the period.

** Amount is more than ($0.005).

See Accompanying Notes to Financial Statements

56

ING FRANKLIN MUTUAL SHARES PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV	Class I

	April 30,	April 30,
	2007(1) to	2007(1) to
	June 30,	June 30,
	2007	2007

Per Share Operating Performance:
Net asset value, beginning of period	$10.00	10.00

Income from investment operations:
Net investment income	$0.04	0.03 *
Net realized and unrealized gain on investments	$0.16	0.18
Total from investment operations	$0.20	0.21
Net asset value, end of period	$10.20	10.21

Total Return(2)%	2.00	2.10

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	26,311

Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.53	0.78
Net expenses after expense waiver(3)(4)%	1.38	0.78
Net investment income after expense waiver(3)(4)%	2.04	1.98
Portfolio turnover rate %	1	1

Class S

April 30,
2007(1) to
June 30,
2007

Per Share Operating Performance:
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	$0.03
Net realized and unrealized gain on investments	$0.18
Total from investment operations	$0.21
Net asset value, end of period	$10.21

Total Return(2)%	2.10

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$60,277

Ratios to average net assets:
Expenses(3)%	1.03
Net investment income(3)%	2.30
Portfolio turnover rate %	1

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

* Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

57

ING LORD ABBETT AFFILIATED PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV

	Six Months	April 28,
	Ended	2006(1) to
	June 30,	December 31,
	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$12.51	12.92

Income from investment operations:
Net investment income	$0.05	0.08 *
Net realized and unrealized gain on investments	$0.62	0.82
Total from investment operations	$0.67	0.90

Less distributions from:
Net investment income	$—	0.16
Net realized gains on investment	$—	1.15
Total distributions	$—	1.31
Net asset value, end of period	$13.18	12.51

Total Return(2)%	5.36	7.95

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1

Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.50	1.50
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.35	1.35
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.33	1.34
Net investment income after expense waiver and brokerage commission recapture(3)(4)%	0.83	1.00
Portfolio turnover rate %	45	48

	Class I

	Six Months							June 24,
	Ended	Year Ended December 31,						2003(1) to
	June 30,							December 31,
	2007	2006		2005		2004		2003

Per Share Operating Performance:
Net asset value, beginning of period	$12.68	11.98		11.50		10.51		9.17

Income from investment operations:
Net investment income	$0.09 *	0.19	*	0.16	*	0.13	*	0.04
Net realized and unrealized gain on investments	$0.64	1.82		0.49		0.95		1.32
Total from investment operations	$0.73	2.01		0.65		1.08		1.36

Less distributions from:
Net investment income	$—	0.16		0.17		0.09		0.02
Net realized gains on investment	$—	1.15		—		—		—
Total distributions	$—	1.31		0.17		0.09		0.02
Net asset value, end of period	$13.41	12.68		11.98		11.50		10.51

Total Return(2)%	5.76	17.92		5.73		10.26		14.89

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$20,788	91,058		1,270		1,286		250

Ratios to average net assets:
Gross expenses prior to brokerage commission recapture(3)%	0.75	0.75		0.75		0.75		0.75
Net expenses after brokerage commission recapture(3)%	0.73	0.74		0.75		0.75		0.75
Net investment income after brokerage commission recapture(3)%	1.46	1.56		1.36		1.65		1.44
Portfolio turnover rate %	45	48		141		36		40

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

*  Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

58

ING LORD ABBETT AFFILIATED PORTFOLIO (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S

	Six Months
	Ended	Year Ended December 31,
	June 30,
	2007	2006		2005		2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$12.67	11.96		11.48		10.51	8.02	10.50

Income (loss) from investment operations:
Net investment income	$0.08 *	0.15	*	0.13	*	0.14	0.10	0.09 *
Net realized and unrealized gain (loss) on investments	$0.63	1.82		0.49		0.90	2.41	(2.50)
Total from investment operations	$0.71	1.97		0.62		1.04	2.51	(2.41)

Less distributions from:
Net investment income	$—	0.11		0.14		0.07	0.02	0.07
Net realized gains on investments	$—	1.15		—		—	—	—
Total distributions	$—	1.26		0.14		0.07	0.02	0.07
Net asset value, end of period	$13.38	12.67		11.96		11.48	10.51	8.02

Total Return(1)%	5.60	17.60		5.48		9.92	31.25	(22.98)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$148,484	161,230		176,644		210,577	139,825	94,986

Ratios to average net assets:
Gross expenses prior to brokerage commission recapture(3)%	1.00	1.00		1.00		1.00	1.00	1.01
Net expenses after brokerage commission recapture(3)%	0.98	0.99		1.00		1.00	1.00	1.01
Net investment income after brokerage commission recapture(3)%	1.19	1.25		1.10		1.34	1.24	1.03
Portfolio turnover rate %	45	48		141		36	40	42

	Class S2

	Six Months								September 9,
	Ended	Year Ended December 31,							2002(2) to
	June 30,								December 31,
	2007	2006		2005		2004		2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$12.61	11.94		11.47		10.52		8.03	8.16

Income (loss) from investment operations:
Net investment income	$0.08	0.14	*	0.11	*	0.13	*	0.08	0.04 *
Net realized and unrealized gain (loss) on investments	$0.62	1.79		0.50		0.89		2.42	(0.11)
Total from investment operations	$0.70	1.93		0.61		1.02		2.50	(0.07)

Less distributions from:
Net investment income	$—	0.11		0.14		0.07		0.01	0.06
Net realized gains on investments	$—	1.15		—		—		—	—
Total distributions	$—	1.26		0.14		0.07		0.01	0.06
Net asset value, end of period	$13.31	12.61		11.94		11.47		10.52	8.03

Total Return(1)%	5.55	17.31		5.41		9.73		31.11	(0.92)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$3,704	3,688		2,803		1,917		1,015	307

Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.25	1.25		1.25		1.15		1.15	1.16
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.15	1.15		1.15		1.15		1.15	1.16
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.13	1.14		1.15		1.15		1.15	1.16
Net investment income after expense waiver and brokerage commission recapture(3)(4)%	1.04	1.12		0.94		1.22		1.07	1.37
Portfolio turnover rate %	45	48		141		36		40	42

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2) Commencement of operations.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

* Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

59

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV

	Six Months	Year Ended						December 16,
	Ended	December 31,						2003(1) to
	June 30,							December 31,
	2007	2006		2005		2004		2003

Per Share Operating Performance
Net asset value, beginning of period	$26.11	24.86		24.37		21.34		20.75

Income from investment operations:
Net investment income	$0.25 *	0.45	*	0.31	*	0.34	*	0.01
Net realized and unrealized gain on investments	$1.64	2.88		1.41		3.13		0.68
Total from investment operations	$1.89	3.33		1.72		3.47		0.69

Less distributions:
Net investment income	$—	0.40		0.36		0.28		0.08
Net realized gains on investments	$—	1.68		0.87		0.16		0.02
Total distributions	$—	2.08		1.23		0.44		0.10
Net asset value, end of period	$28.00	26.11		24.86		24.37		21.34

Total Return(2)%	7.24	14.25		7.33		16.28		3.72

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$104,310	70,012		48,910		12,693		42

Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.39	1.40		1.40		1.26		1.29
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.24	1.25		1.25		1.26		1.29
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.24	1.24		1.25		1.25		1.28
Net investment income after expense waiver and brokerage commission recapture(3)(4)%	1.90	1.81		1.16		1.49		2.72
Portfolio turnover rate %	27	58		23		21		12

	Class I

	Six Months	Year Ended					May 2,
	Ended	December 31,					2003(1) to
	June 30,						December 31,
	2007	2006		2005		2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$26.64	25.17		24.52		21.35	17.61

Income from investment operations:
Net investment income	$0.32 *	0.61	*	0.43	*	0.31	0.20
Net realized and unrealized gain on investments	$1.70	2.93		1.46		3.30	3.65
Total from investment operations	$2.02	3.54		1.89		3.61	3.85

Less distributions from:
Net investment income	$—	0.39		0.37		0.28	0.09
Net realized gains on investments	$—	1.68		0.87		0.16	0.02
Total distributions	$—	2.07		1.24		0.44	0.11
Net asset value, end of period	$28.66	26.64		25.17		24.52	21.35

Total Return(2)%	7.58	14.91		8.03		16.93	21.92

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$126,216	111,625		76,428		56,649	34,659

Ratios to average net assets:
Gross expenses prior to brokerage commission recapture (3)%	0.64	0.65		0.65		0.67	0.69
Net expenses after brokerage commission recapture(3)%	0.64	0.64		0.65		0.65	0.68
Net investment income after brokerage commission recapture(3)%	2.46	2.40		1.75		2.04	2.00
Portfolio turnover rate %	27	58		23		21	12

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

* Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

60

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

		Class S

		Six Months
		Ended	Year Ended December 31,
		June 30,
		2007	2006		2005		2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period		$26.61	25.13		24.50		21.36	17.13	17.50

Income (loss) from investment operations:
Net investment income		$0.29	0.55	*	0.37	*	0.32	0.26	0.38	*
Net realized and unrealized gain (loss) on investments		$1.69	2.92		1.46		3.22	4.06	(0.29)
Total from investment operations		$1.98	3.47		1.83		3.54	4.32	0.09

Less distributions from:
Net investment income		$—	0.31		0.33		0.24	0.07	0.26
Net realized gains on investments		$—	1.68		0.87		0.16	0.02	0.20
Total distributions		$—	1.99		1.20		0.40	0.09	0.46
Net asset value, end of period		$28.59	26.61		25.13		24.50	21.36	17.13

Total Return(1)%		7.44	14.64		7.74		16.61	25.23	0.48

Ratios and Supplemental Data:
Net assets, end of period (000’s)		$3,094,368	2,843,235		2,318,302		1,917,252	1,413,027	994,912

Ratios to average net assets:
Gross expenses prior to brokerage commission recapture	%	0.89	0.90		0.90		0.92	0.94	0.95
Net expenses after brokerage commission recapture	%	0.89	0.89		0.90		0.90	0.93	0.94
Net investment income after brokerage commission recapture	%	2.21	2.15		1.50		1.76	1.73	2.13
Portfolio turnover rate	%	27	58		23		21	12	16

	Class S2

	Six Months									September 9,
	Ended	Year Ended December 31,								2002(2) to
	June 30,									December 31,
	2007	2006		2005		2004		2003		2002

Per Share Operating Performance:
Net asset value, beginning of period	$26.46	25.03		24.44		21.35		17.15		17.40

Income from investment operations:
Net investment income	$0.28 *	0.51	*	0.34	*	0.39	*	0.28	*	0.12 *
Net realized and unrealized gain on investments	$1.67	2.90		1.45		3.12		4.00		0.06
Total from investment operations	$1.95	3.41		1.79		3.51		4.28		0.18

Less distributions from:
Net investment income	$—	0.30		0.33		0.26		0.06		0.23
Net realized gains on investments	$—	1.68		0.87		0.16		0.02		0.20
Total distributions	$—	1.98		1.20		0.42		0.08		0.43
Net asset value, end of period	$28.41	26.46		25.03		24.44		21.35		17.15

Total Return(1)%	7.37	14.45		7.59		16.48		24.96		1.03

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$122,003	115,617		91,510		55,360		20,123		903

Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.14	1.15		1.15		1.07		1.09		1.10
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.04	1.05		1.05		1.05		1.08		0.09
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.04	1.04		1.05		1.05		1.08		0.09
Net investment income after expense waiver and brokerage commission recapture(3)%	2.07	2.00		1.35		1.72		1.62		2.20
Portfolio turnover rate %	27	58		23		21		12		16

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2) Commencement of operations.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

* Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

61

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV

	Six Months	Year Ended				January 15,
	Ended	December 31,				2004(1) to
	June 30,					December 31,
	2007	2006		2005		2004

Per Share Operating Performance
Net asset value, beginning of period	$15.28	13.65		13.68		12.35

Income from investment operations:
Net investment income	$0.09 *	0.18	*	0.17	*	0.16 *
Net realized and unrealized gain on investments	$1.09	2.27		0.29		1.37
Total from investment operations	$1.18	2.45		0.46		1.53

Less distributions:
Net investment income	$—	0.20		0.17		0.13
Net realized gains on investments	$—	0.62		0.32		0.07
Total distributions	$—	0.82		0.49		0.20
Net asset value, end of period	$16.46	15.28		13.65		13.68

Total Return(2)%	7.72	18.66		3.55		12.41

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$33,068	31,856		20,692		3,581

Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.39	1.40		1.40		1.27
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.24	1.24		1.25		1.27
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.24	1.24		1.25		1.26
Net investment income after expense waiver and brokerage commission recapture(3)(4)%	1.17	1.23		1.21		1.34
Portfolio turnover rate %	12	19		18		16

	Class I

	Six Months						May 2,
	Ended	Year Ended December 31,					2003(1) to
	June 30,						December 31,
	2007	2006		2005		2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$15.52	13.80		13.76		12.13	9.91

Income from investment operations:
Net investment income	$0.15 *	0.26	*	0.25	*	0.22	0.08
Net realized and unrealized gain on investments	$1.10	2.31		0.29		1.61	2.19
Total from investment operations	$1.25	2.57		0.54		1.83	2.27

Less distributions from:
Net investment income	$—	0.23		0.18		0.13	0.04
Net realized gains on investments	$—	0.62		0.32		0.07	0.01
Total distributions	$—	0.85		0.50		0.20	0.05
Net asset value, end of period	$16.77	15.52		13.80		13.76	12.13

Total Return(2)%	8.05	19.42		4.12		15.11	22.99

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$103,002	31,382		45,227		10,643	2,762

Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	0.64	0.65		0.65		0.67	0.69
Net expenses prior to expense waiver and brokerage commission recapture(3)%	0.64	0.64		0.65		0.67	0.69
Net expenses after expense waiver and brokerage commission recapture(3)%	0.64	0.64		0.65		0.66	0.68
Net investment income after expense waiver and brokerage commission recapture(3)%	1.81	1.84		1.92		1.84	1.99
Portfolio turnover rate %	12	19		18		16	12

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

* Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

62

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S

	Six Months
	Ended	Year Ended December 31,
	June 30,
	2007	2006	2005		2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$15.49	13.78	13.74		12.12	9.72	11.41

Income (loss) from investment operations:
Net investment income	$0.13	0.23	0.21	*	0.19	0.17	0.17
Net realized and unrealized gain (loss) on investments	$1.09	2.30	0.31		1.61	2.27	(1.68)
Total from investment operations	$1.22	2.53	0.52		1.80	2.44	(1.51)

Less distributions from:
Net investment income	$—	0.20	0.16		0.11	0.03	0.12
Net realized gains on investments	$—	0.62	0.32		0.07	0.01	0.06
Total distributions	$—	0.82	0.48		0.18	0.04	0.18
Net asset value, end of period	$16.71	15.49	13.78		13.74	12.12	9.72

Total Return(2)%	7.88	19.09	3.92		14.89	25.16	(13.19)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1,313,049	1,244,743	1,067,106		978,340	658,866	418,276

Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	0.89	0.90	0.90		0.92	0.94	0.95
Net expenses prior to expense waiver and brokerage commission recapture(3)%	0.89	0.89	0.90		0.92	0.94	0.95
Net expenses after expense waiver and brokerage commission recapture(3)%	0.89	0.89	0.90		0.91	0.93	0.93
Net investment income after expense waiver and brokerage commission recapture(3)%	1.56	1.58	1.53		1.52	1.68	1.58
Portfolio turnover rate %	12	19	18		16	12	23

	Class S2

	Six Months								September 9,
	Ended	Year Ended December 31,							2002(1) to
	June 30,								December 31,
	2007	2006		2005		2004		2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$15.40	13.72		13.70		12.12		9.72	9.92

Income (loss) from investment operations:
Net investment income	$0.10	0.21	*	0.19	*	0.17	*	0.16	0.06 *
Net realized and unrealized gain (loss) on investments	$1.11	2.29		0.30		1.60		2.27	(0.09)
Total from investment operations	$1.21	2.50		0.49		1.77		2.43	(0.03)

Less distributions from:
Net investment income	$—	0.20		0.15		0.12		0.02	0.11
Net realized gains on investments	$—	0.62		0.32		0.07		0.01	0.06
Total distributions	$—	0.82		0.47		0.19		0.03	0.17
Net asset value, end of period	$16.61	15.40		13.72		13.70		12.12	9.72

Total Return(2)%	7.86	18.93		3.75		14.61		25.10	(0.30)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$70,674	61,853		38,469		23,759		11,362	650

Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.14	1.15		1.15		1.07		1.09	1.10
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.04	1.04		1.05		1.07		1.09	1.10
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.04	1.04		1.05		1.06		1.08	1.08
Net investment income after expense waiver and brokerage commission recapture(3)(4)%	1.41	1.43		1.41		1.40		1.58	1.89
Portfolio turnover rate %	12	19		18		16		12	23

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

* Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

63

ING TEMPLETON GLOBAL GROWTH PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV		Class I

	Six Months	December 29,	Six Months	April 28,
	Ended	2006(1) to	Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$14.39	14.39	14.47	14.83

Income (loss) from investment operations:
Net investment income (loss)	$0.11	(0.00)**	0.20 *	0.15 *
Net realized and unrealized gain on investments	$0.89	—	0.87	1.37
Total from investment operations	$1.00	(0.00)**	1.07	1.52

Less distributions from:
Net investment income	$—	—	—	0.17
Net realized gains on investments	$—	—	—	1.71
Total distributions	$—	—	—	1.88
Net asset value, end of period	$15.39	14.39	15.54	14.47

Total Return(2)%	6.95	—	7.39	12.03

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1	26,296	1

Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.66	1.68	0.91	0.93
Net expenses after expense waiver(3)(4)%	1.51	1.53	0.91	0.93
Net investment income (loss) after expense waiver (3)(4)%	1.59	(1.53)	2.65	1.58
Portfolio turnover rate %	17	20	17	20

	Class S

	Six Months
	Ended	Year Ended December 31,
	June 30,
	2007	2006	2005	2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$14.49	13.61	12.48	11.30	8.29	10.40

Income (loss) from investment operations:
Net investment income	$0.14	0.17	0.09	0.05	0.03	0.02 *
Net realized and unrealized gain (loss) on investments	$0.91	2.56	1.13	1.19	2.98	(2.12)
Total from investment operations	$1.05	2.73	1.22	1.24	3.01	(2.10)

Less distributions from:
Net investment income	$—	0.14	0.09	0.06	—	0.00 **
Net realized gains on investments	$—	1.71	—	—	—	—
Return of capital	$—	—	—	—	—	0.01
Total distributions	$—	1.85	0.09	0.06	—	0.01
Net asset value, end of period	$15.54	14.49	13.61	12.48	11.30	8.29

Total Return(2)%	7.25	21.92	9.88	10.95	36.31	(20.18)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$511,430	478,331	380,403	389,945	358,796	226,961

Ratios to average net assets:
Gross expenses prior to brokerage commission recapture(3)%	1.16	1.18	1.22	1.26	1.26	1.26
Net expenses after brokerage commission recapture(3)%	1.16	1.17	1.22	1.26	1.25	1.25
Net investment income after brokerage commission recapture(3)%	1.94	1.28	0.67	0.45	0.38	0.20
Portfolio turnover rate %	17	20	109	28	23	36

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

* Calculated using average number of shares outstanding throughout the period.

** Amount is less than $0.005 or more than ($0.005).

See Accompanying Notes to Financial Statements

64

ING TEMPLETON GLOBAL GROWTH PORTFOLIO (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S2

	Six Months					September 9,
	Ended	Year Ended December 31,				2002(1) to
	June 30,					December 31,
	2007	2006	2005	2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$14.39	13.54	12.43	11.30	8.29	8.05

Income (loss) from investment operations:
Net investment income (loss)	$0.14	0.14	0.06	0.02	0.02	(0.00)*
Net realized and unrealized gain on investments	$0.89	2.55	1.14	1.18	2.99	0.24
Total from investment operations	$1.03	2.69	1.20	1.20	3.01	0.24

Less distributions from:
Net investment income	$—	0.13	0.09	0.07	—	—
Net realized gains on investments	$—	1.71	—	—	—	—
Total distributions	$—	1.84	0.09	0.07	—	—
Net asset value, end of period	$15.42	14.39	13.54	12.43	11.30	8.29

Total Return(2)%	7.16	21.71	9.78	10.64	36.31	2.98

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$8,937	8,480	6,469	4,770	2,081	60

Ratio to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.41	1.43	1.47	1.41	1.41	1.41
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.31	1.33	1.37	1.41	1.41	1.41
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.31	1.32	1.37	1.41	1.40	1.40
Net investment income (loss) after expense waiver and brokerage commission recapture(3)(4)%	1.79	1.11	0.49	0.21	0.23	(0.16)
Portfolio turnover rate %	17	20	109	28	23	36

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

* Amount is more than $(0.005).

See Accompanying Notes to Financial Statements

65

ING UBS U.S. ALLOCATION PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV		Class I

	Six Months	April 28,	Six Months	April 28,
	Ended	2006(1) to	Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$10.86	10.27	10.95	10.31

Income from investment operations:
Net investment income	$0.07	0.08 *	0.11	0.13 *
Net realized and unrealized gain on investments	$0.48	0.68	0.49	0.68
Total from investment operations	$0.55	0.76	0.60	0.81

Less distributions from:
Net investment income	$—	0.17	—	0.17
Total distributions	$—	0.17	—	0.17
Net asset value, end of period	$11.41	10.86	11.55	10.95

Total Return(2)%	5.06	7.50	5.48	7.96

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1	1	1

Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.46	1.48	0.71	0.73
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.29	1.31	0.69	0.71
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.29	1.30	0.69	0.70
Net investment income after expense waiver and brokerage commission recapture(3)(4)%	1.26	1.19	2.03	1.78
Portfolio turnover rate %	40	79	40	79

	Class S

	Six Months
	Ended	Year Ended December 31,
	June 30,
	2007	2006		2005		2004	2003		2002

Per Share Operating Performance:
Net asset value, beginning of period	$10.97	10.02		9.53		8.65	7.33		8.71

Income (loss) from investment operations:
Net investment income	$0.10 *	0.17	*	0.13	*	0.11	0.09		0.09 *
Net realized and unrealized gain (loss) on investments	$0.48	0.92		0.49		0.83	1.23		(1.38)
Total from investment operations	$0.58	1.09		0.62		0.94	1.32		(1.29)

Less distributions from:
Net investment income	$—	0.14		0.13		0.06	0.00	**	0.09
Total distributions	$—	0.14		0.13		0.06	0.00	**	0.09
Net asset value, end of period	$11.55	10.97		10.02		9.53	8.65		7.33

Total Return(2)%	5.29	11.02		6.52		10.93	18.02		(14.77)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$105,136	111,921		124,059		102,356	68,691		47,394

Ratio to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	0.96	0.98		1.00		1.01	1.01		1.01
Net expenses after expense waiver and prior to brokerage commission recapture(3)%	0.94	0.96		0.98		1.01	1.01		1.01
Net expenses after expense waiver and brokerage commission recapture(3)%	0.94	0.95		0.97		1.01	1.01		1.01
Net investment income after expense waiver and brokerage commission recapture(3)%	1.73	1.67		1.33		1.65	1.38		1.11
Portfolio turnover rate %	40	79		104		106	203		126

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

* Calculated using average number of shares outstanding throughout the period.

** Amount is less than $0.005.

See Accompanying Notes to Financial Statements

66

ING UBS U.S. ALLOCATION PORTFOLIO (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S2

	Six Months	Year Ended					June 3,
	Ended	December 31,					2003(1) to
	June 30,						December 31,
	2007	2006	2005		2004		2003

Per Share Operating Performance:
Net asset value, beginning of period	$10.92	9.98	9.51		8.65		7.88

Income from investment operations:
Net investment income	$0.09 *	0.15	0.11	*	0.14	*	0.02
Net realized and unrealized gain on investments	$0.48	0.92	0.49		0.79		0.75
Total from investment operations	$0.57	1.07	0.60		0.93		0.77

Less distributions from:
Net investment income	$—	0.13	0.13		0.07		0.00 **
Total distributions	$—	0.13	0.13		0.07		0.00 **
Net asset value, end of period	$11.49	10.92	9.98		9.51		8.65

Total Return(2)%	5.22	10.88	6.34		10.81		9.77

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$5,340	5,336	4,708		3,174		963

Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.21	1.23	1.25		1.16		1.16
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.09	1.11	1.13		1.16		1.16
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.09	1.10	1.12		1.16		1.16
Net investment income after expense waiver and brokerage commission recapture(3)(4)%	1.58	1.53	1.18		1.53		1.39
Portfolio turnover rate %	40	79	104		106		203

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

* Calculated using average number of shares outstanding throughout the period.

** Amount is less than $0.005.

See Accompanying Notes to Financial Statements

67

ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV		Class I

	Six Months	December 29,	Six Months	Year Ended			May 6,
	Ended	2006(1) to	Ended	December 31,			2004(1) to
	June 30,	December 31,	June 30,				December 31,
	2007	2006	2007	2006		2005	2004

Per Share Operating Performance:
Net asset value, beginning of period	$11.83	11.83	11.94	11.85		10.32	9.71

Income (loss) from investment operations:
Net investment income (loss)	$(0.01)	(0.00)**	0.03	0.00	**	0.01	0.04
Net realized and unrealized gain on investments	$1.17	—	1.15	0.49		1.58	0.62
Total from investment operations	$1.16	(0.00)**	1.18	0.49		1.59	0.66

Less distributions from:
Net investment income	$—	—	—	—		0.06	0.00 **
Net realized gains on investments	$—	—	—	0.40		—	0.05
Total distributions	$—	—	—	0.40		0.06	0.05
Net asset value, end of period	$12.99	11.83	13.12	11.94		11.85	10.32

Total Return(2)%	9.81	—	9.88	4.31		15.45	6.80

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1	33,586	35,555		42,210	42,752

Ratios of average net assets:
Gross expenses prior to expense waiver (3)%	1.41	1.40	0.66	0.65		0.68	0.65
Net expenses after expense waiver (3)(4)%	1.12	1.23	0.52	0.63		0.66	0.65
Net investment income (loss) after expense waiver(3)(4)%	(0.17)	(1.23)	0.45	0.01		0.08	1.04
Portfolio turnover rate %	26	59	26	59		84	170

	Class S

	Six Months						May 1,
	Ended	Year Ended December 31,					2002(1) to
	June 30,						December 31,
	2007	2006	2005	2004	2003		2002

Per Share Operating Performance:
Net asset value, beginning of period	$11.88	11.82	10.31	9.65	7.89		10.00

Income (loss) from investment operations:
Net investment income (loss)	$0.01	(0.03)	(0.02)	0.04	0.01		0.01 *
Net realized and unrealized gain (loss) on investments	$1.15	0.49	1.57	0.67	1.85		(2.11)
Total from investment operations	$1.16	0.46	1.55	0.71	1.86		(2.10)

Less distributions from:
Net investment income	$—	—	0.04	—	0.00	**	0.01
Net realized gains on investments	$—	0.40	—	0.05	0.10		—
Total distributions	$—	0.40	0.04	0.05	0.10		0.01
Net asset value, end of period	$13.04	11.88	11.82	10.31	9.65		7.89

Total Return(2)%	9.76	4.06	15.04	7.34	23.65		(21.05)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$57,463	57,207	61,289	40,272	29,803		6,334

Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	0.91	0.90	0.93	0.90	1.02		1.00
Net expenses after expense waiver(3)(4)%	0.77	0.88	0.91	0.90	1.02		1.00
Net investment income (loss) after expense waiver(3)(4)%	0.21	(0.24)	(0.16)	0.44	0.06		0.13
Portfolio turnover rate %	26	59	84	170	120		113

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

* Calculated using average number of shares outstanding throughout the period.

** Amount is less than $0.005 or more than ($0.005).

See Accompanying Notes to Financial Statements

68

ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S2

	Six Months					September 9,
	Ended	Year Ended December 31,				2002(1) to
	June 30,					December 31,
	2007	2006	2005	2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$11.83	11.79	10.28	9.65	7.89	8.07

Income (loss) from investment operations:
Net investment income (loss)	$0.00 *	(0.05)	(0.03)	0.03	(0.01)	0.00 *
Net realized and unrealized gain (loss) on investments	$1.14	0.49	1.57	0.65	1.87	(0.18)
Total from investment operations	$1.14	0.44	1.54	0.68	1.86	(0.18)

Less distributions from:
Net investment income	$—	—	0.03	—	—	—
Net realized gains on investments	$—	0.40	—	0.05	0.10	—
Total distributions	$—	0.40	0.03	0.05	0.10	—
Net asset value, end of period	$12.97	11.83	11.79	10.28	9.65	7.89

Total Return(2)%	9.64	3.90	14.99	7.03	23.63	(2.23)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$13,838	13,403	12,816	9,790	5,893	468

Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.16	1.15	1.08	1.05	1.17	1.16
Net expenses after expense waiver(3)(4)%	0.92	1.03	1.06	1.05	1.17	1.16
Net investment income (loss) after expense waiver(3)(4)%	0.06	(0.39)	(0.30)	0.33	(0.10)	0.10
Portfolio turnover rate %	26	59	84	170	120	113

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

* Amount is less than $0.005.

See Accompanying Notes to Financial Statements

69

ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV		Class I

	Six Months	December 29,	Six Months	April 28,
	Ended	2006(1) to	Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$15.85	15.85	15.90	15.08

Income (loss) from investment operations:
Net investment income (loss)	$0.21	(0.00)**	0.25	0.11 *
Net realized and unrealized gain on investments	$1.18	—	1.20	1.56
Total from investment operations	$1.39	(0.00)**	1.45	1.67

Less distributions from:
Net investment income	$—	—	—	0.29
Net realized gains on investments	$—	—	—	0.56
Total distributions	$—	—	—	0.85
Net asset value, end of period	$17.24	15.85	17.35	15.90

Total Return(2)%	8.77	—	9.12	11.75

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1	1	1

Ratios to average net assets:
Gross expenses before expense waiver(3)%	1.71	1.73	0.96	0.98
Net expenses after expense waiver(3)(4)%	1.56	1.58	0.96	0.98
Net investment income (loss) after expense waiver (3)(4)%	2.63	(1.58)	3.12	1.08
Portfolio turnover rate %	8	16	8	16

	Class S

	Six Months								May 1,
	Ended	Year Ended December 31,							2002(1) to
	June 30,								December 31,
	2007	2006	2005		2004		2003		2002

Per Share Operating Performance:
Net asset value, beginning of period	$15.92	13.88	12.63		11.21		8.93		10.00

Income (loss) from investment operations:
Net investment income	$0.23	0.19	0.18	*	0.13	*	0.09		0.04 *
Net realized and unrealized gain (loss) on investments	$1.21	2.67	1.24		1.29		2.25		(1.11)
Total from investment operations	$1.44	2.86	1.42		1.42		2.34		(1.07)

Less distributions from:
Net investment income	$—	0.26	0.03		—		—		—
Net realized gains on investments	$—	0.56	0.14		—		0.00	**	—
Return of capital	$—	—	—		—		0.06		—
Total distributions	$—	0.82	0.17		—		0.06		—
Net asset value, end of period	$17.36	15.92	13.88		12.63		11.21		8.93

Total Return(2)%	9.05	21.33	11.30		12.67		26.24		(10.70)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$368,500	310,365	214,349		117,026		58,098		19,133

Ratios to average net assets:
Expenses(3)%	1.21	1.23	1.25		1.25		1.25		1.25
Net investment income(3)%	2.99	1.41	1.35		1.20		1.35		0.70
Portfolio turnover rate %	8	16	17		9		9		33

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

* Calculated using average number of shares outstanding throughout the period.

** Amount is less than $0.005 or more than ($0.005).

See Accompanying Notes to Financial Statements

70

ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S2

	Six Months								September 9,
	Ended	Year Ended December 31,							2002(1) to
	June 30,								December 31,
	2007	2006	2005		2004		2003		2002

Per Share Operating Performance:
Net asset value, beginning of period	$15.85	13.83	12.59		11.19		8.93		9.34

Income (loss) from investment operations:
Net investment income	$0.22 *	0.18	0.15	*	0.13	*	0.08		0.01 *
Net realized and unrealized gain (loss) on investments	$1.20	2.65	1.25		1.27		2.23		(0.42)
Total from investment operations	$1.42	2.83	1.40		1.40		2.31		(0.41)

Less distributions from:
Net investment income	$—	0.25	0.02		—		—		—
Net realized gains on investments	$—	0.56	0.14		—		0.00	**	—
Return of capital	$—	—	—		—		0.05		—
Total distributions	$—	0.81	0.16		—		0.05		—
Net asset value, end of period	$17.27	15.85	13.83		12.59		11.19		8.93

Total Return(2)%	8.96	21.13	11.19		12.51		25.94		(4.39)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$89,612	84,086	66,241		39,871		14,543		713

Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.46	1.48	1.50		1.40		1.40		1.41
Net expenses after expense waiver(3)(4)%	1.36	1.38	1.40		1.40		1.40		1.41
Net investment income after expense waiver(3)(4)%	2.85	1.30	1.11		1.09		0.87		0.20
Portfolio turnover rate %	8	16	17		9		9		33

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

* Calculated using average number of shares outstanding throughout the period.

** Amount less than $0.005.

See Accompanying Notes to Financial Statements

71

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV

	Six Months	Year Ended				February 22,
	Ended	December 31,				2004(1) to
	June 30,					December 31,
	2007	2006		2005		2004

Per Share Operating Performance:
Net asset value, beginning of period	$27.87	26.86		24.73		22.77

Income from investment operations:
Net investment income	$0.18 *	0.33	*	0.24	*	0.19 *
Net realized and unrealized gain on investments	$1.86	3.53		2.14		2.05
Total from investment operations	$2.04	3.86		2.38		2.24

Less distributions from:
Net investment income	$—	0.38		0.25		0.28
Net realized gains on investments	$—	2.47		—		—
Total distributions	$—	2.85		0.25		0.28
Net asset value, end of period	$29.91	27.87		26.86		24.73

Total Return(2)%	7.32	15.59		9.71		9.84

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$7,336	8,391		855		443

Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.38	1.40		1.40		1.27
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.23	1.25		1.25		1.27
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.23	1.24		1.24		1.25
Net investment income after expense waiver and brokerage commission recapture(3)(4)%	1.26	1.22		0.92		0.97
Portfolio turnover rate %	14	30		39		52

	Class I

	Six Months	April 28,
	Ended	2006(1) to
	June 30,	December 31,
	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$28.24	28.61

Income from investment operations:
Net investment income	$0.26	0.31 *
Net realized and unrealized gain on investments	$1.90	2.19
Total from investment operations	$2.16	2.50

Less distributions from:
Net investment income	$—	0.40
Net realized gains on investments	$—	2.47
Total distributions	$—	2.87
Net asset value, end of period	$30.40	28.24

Total Return(2)%	7.65	9.90

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$14,407	13,217

Ratios to average net assets:
Gross expenses prior to brokerage commission recapture (3)%	0.63	0.65
Net expenses after brokerage commission recapture(3)%	0.63	0.65
Net investment income after brokerage commission recapture(3)%	1.86	1.73
Portfolio turnover rate %	14	30

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

* Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

72

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S

	Six Months
	Ended	Year Ended December 31,
	June 30,
	2007	2006		2005		2004	2003	2002(1)

Per Share Operating Performance:
Net asset value, beginning of period	$28.27	27.07		24.85		21.98	17.23	20.41

Income (loss) from investment operations:
Net investment income	$0.23 *	0.42	*	0.36	*	0.27	0.23	0.20 *
Net realized and unrealized gain (loss) on investments	$1.89	3.58		2.12		2.83	4.57	(3.21)
Total from investment operations	$2.12	4.00		2.48		3.10	4.80	(3.01)

Less distributions from:
Net investment income	$—	0.33		0.26		0.23	0.05	0.17
Net realized gains on investments	$—	2.47		—		—	—	—
Total distributions	$—	2.80		0.26		0.23	0.05	0.17
Net asset value, end of period	$30.39	28.27		27.07		24.85	21.98	17.23

Total Return(2)%	7.50	15.99		10.07		14.12	27.87	(14.75)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$982,804	976,161		852,319		825,240	759,747	599,841

Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	0.88	0.90		0.90		0.92	0.94	0.95
Net expenses after expense waiver and prior to brokerage commission recapture(3)%	0.88	0.90		0.89		0.90	0.90	0.91
Net expenses after expense waiver and brokerage commission recapture(3)%	0.88	0.89		0.89		0.90	0.90	0.91
Net investment income after expense waiver and brokerage commission recapture(3)%	1.61	1.56		1.33		1.13	1.25	1.08
Portfolio turnover rate %	14	30		39		52	62	153

	Class S2

	Six Months									September 9,
	Ended	Year Ended December 31,								2002(4) to
	June 30,									December 31,
	2007	2006		2005		2004		2003		2002

Per Share Operating Performance:
Net asset value, beginning of period	$28.13	26.96		24.79		21.99		17.25		17.53

Income (loss) from investment operations:
Net investment income	$0.21 *	0.38	*	0.30	*	0.24	*	0.22	*	0.07 *
Net realized and unrealized gain (loss) on investments	$1.88	3.56		2.13		2.82		4.56		(0.20)
Total from investment operations	$2.09	3.94		2.43		3.06		4.78		(0.13)

Less distributions from:
Net investment income	$—	0.30		0.26		0.26		0.04		0.15
Net realized gains on investments	$—	2.47		—		—		—		—
Total distributions	$—	2.77		0.26		0.26		0.04		0.15
Net asset value, end of period	$30.22	28.13		26.96		24.79		21.99		17.25

Total Return(2)%	7.43	15.81		9.89		13.92		27.71		(0.78)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$83,178	80,628		70,395		53,321		24,079		999

Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.13	1.15		1.15		1.07		1.09		1.11
Net expenses after expense waiver and prior to brokerage commission recapture(3)(5)%	1.03	1.05		1.05		1.07		1.09		1.11
Net expenses after expense waiver and brokerage commission recapture(3)(5)%	1.03	1.04		1.04		1.05		1.05		1.03
Net investment income after expense waiver and brokerage commission recapture(3)(5)%	1.46	1.40		1.16		1.03		1.16		1.24
Portfolio turnover rate %	14	30		39		52		62		153

(1) Since January 30, 2002, Van Kampen has served as Portfolio Manager for the ING Van Kampen Growth and Income Portfolio. Prior to that date, a different firm served as Portfolio Manager.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) Commencement of operations.

(5) The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

* Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

73

ING VAN KAMPEN REAL ESTATE PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV

	Six Months	April 17,
	Ended	2006(1) to
	June 30,	December 31,
	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$38.58	33.28

Income (loss) from investment operations:
Net investment income	$0.15 *	0.22 *
Net realized and unrealized gain (loss) on investments	$(1.60)	8.33
Total from investment operations	$(1.45)	8.55

Less distributions from:
Net investment income	$—	0.52
Net realized gains on investments	$—	2.73
Total distributions	$—	3.25
Net asset value, end of period	$37.13	38.58

Total Return(2)%	(3.76)	27.48

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$822	548

Ratios to average net assets:
Gross expense prior to expense waiver(3)%	1.39	1.40
Net expenses after expense waiver(3)(4)%	1.24	1.25
Net investment income after expense waiver(3)(4)%	0.77	0.88
Portfolio turnover rate %	17	28

	Class I

	Six Months						May 19,
	Ended	Year Ended December 31,					2003(1) to
	June 30,						December 31,
	2007	2006		2005		2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$39.06	31.11		27.68		20.48	16.59

Income (loss) from investment operations:
Net investment income	$0.26 *	0.65	*	0.58	†	0.60	0.25
Net realized and unrealized gain (loss) on investments	$(1.62)	10.55		4.06		7.20	3.81
Total from investment operations	$(1.36)	11.20		4.64		7.80	4.06

Less distributions from:
Net investment income	$—	0.52		0.35		0.38	0.05
Net realized gains on investments	$—	2.73		0.86		0.22	0.12
Total distributions	$—	3.25		1.21		0.60	0.17
Net asset value, end of period	$37.70	39.06		31.11		27.68	20.48

Total Return(2)%	(3.48)	37.95		17.11		38.13	24.51

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$246,491	224,507		9,654		4,711	534

Ratios to average net assets:
Expenses(3)%	0.64	0.65		0.65		0.67	0.68
Net investment income(3)%	1.31	1.84		1.86	†	4.55	5.25
Portfolio turnover rate %	17	28		24		18	12

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

†   Effective January 1, 2005, the Portfolio adopted a policy to reduce cost of investments for financial statement purposes by the distributions received in excess of income from Real Estate Investment Trusts. The effect of this change for the twelve months ended December 31, 2005 was to decrease net investment income per share by $0.42, increase net realized and unrealized gain on investments $0.42 and decrease the ratio of net investment to average net assets from 3.21% to 2.93% on Class I.

* Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

74

ING VAN KAMPEN REAL ESTATE PORTFOLIO (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S

	Six Months
	Ended	Year Ended December 31,
	June 30,
	2007	2006		2005		2004	2003		2002

Per Share Operating Performance:
Net asset value, beginning of period	$38.89	30.98		27.61		20.46	14.97		15.64

Income (loss) from investment operations:
Net investment income	$0.20 *	0.41	*	0.47	†*	0.71	0.78	*	0.73	*
Net realized and unrealized gain (loss) on investments	$(1.60)	10.67		4.07		7.01	4.86		(0.71)
Total from investment operations	$(1.40)	11.08		4.54		7.72	5.64		0.02

Less distributions from:
Net investment income	$—	0.44		0.31		0.35	0.03		0.44
Net realized gains on investments	$—	2.73		0.86		0.22	0.12		0.25
Total distributions	$—	3.17		1.17		0.57	0.15		0.69
Net asset value, end of period	$37.49	38.89		30.98		27.61	20.46		14.97

Total Return(1)%	(3.60)	37.63		16.78		37.77	37.73		0.20

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$893,693	1,025,126		983,628		572,066	341,126		194,207

Ratios to average net assets:
Expenses(3)%	0.89	0.90		0.90		0.91	0.93		0.95
Net investment income(3)%	1.02	1.19		1.58	†	3.93	4.67		4.56
Portfolio turnover rate %	17	28		24		18	12		27

	Class S2

	Six Months								September 9,
	Ended	Year Ended December 31,							2002(2) to
	June 30,								December 31,
	2007	2006		2005		2004	2003		2002

Per Share Operating Performance:
Net asset value, beginning of period	$38.74	30.91		27.58		20.47	14.99		16.24

Income (loss) from investment operations:
Net investment income	$0.18 *	0.38	*	0.42	†*	0.62	0.75	*	0.31
Net realized and unrealized gain (loss) on investments	$(1.60)	10.61		4.07		7.07	4.87		(0.89)
Total from investment operations	$(1.42)	10.99		4.49		7.69	5.62		(0.58)

Less distributions from:
Net investment income	$—	0.43		0.30		0.36	0.02		0.42
Net realized gains on investments	$—	2.73		0.86		0.22	0.12		0.25
Total distributions	$—	3.16		1.16		0.58	0.14		0.67
Net asset value, end of period	$37.32	38.74		30.91		27.58	20.47		14.99

Total Return(1)%	(3.67)	37.41		16.59		37.62	37.54		(3.53)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$37,606	40,991		28,996		17,800	6,240		286

Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.14	1.15		1.15		1.06	1.08		1.10
Net expenses after expense waiver(3)(4)%	1.04	1.05		1.05		1.06	1.08		1.10
Net investment income after expense waiver(3)(4)%	0.88	1.09		1.43	†	3.88	4.42		6.59
Portfolio turnover rate %	17	28		24		18	12		27

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2) Commencement of operations.

(3) Annualized for periods of less than one year.

(4) The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

* Calculated using average number of shares outstanding throughout the period.

† Effective January 1, 2005, the Portfolio adopted a policy to reduce cost of investments for financial statement purposes by the distributions received in excess of income from Real Estate Investment Trusts. The effect of this change for the twelve months ended December 31, 2005 was to decrease net investment income per share by $0.40 and $0.39, increase net realized and unrealized gain on investments $0.40 and $0.39 and decrease the ratio of net investment to average net assets from 2.93% to 1.58% and 2.78% to 1.43% on Class S and Class S2, respectively.

See Accompanying Notes to Financial Statements

75

ING WELLS FARGO DISCIPLINED VALUE PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV		Class I

	Six Months	August 24,	Six Months	April 28,
	Ended	2006(1) to	Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$17.69	15.99	17.74	16.49

Income from investment operations:
Net investment income	$0.03 *	0.05 *	0.10	0.12 *
Net realized and unrealized gain on investments	$0.84	1.65	0.83	1.27
Total from investment operations	$0.87	1.70	0.93	1.39

Less distributions from:
Net investment income	$—	—	—	0.14
Total distributions	$—	—	—	0.14
Net asset value, end of period	$18.56	17.69	18.67	17.74

Total Return(2)%	4.92	10.63	5.24	8.49

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$51	3	1	1

Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.39	1.40	0.64	0.65
Net expenses after expense waiver(3)(4)%	1.24	1.25	0.64	0.65
Net investment income after expense waiver(3)(4)%	0.30	1.25	1.13	1.16
Portfolio turnover rate %	48	97	48	97

	Class S

	Six Months
	Ended	Year Ended December 31,
	June 30,
	2007	2006		2005		2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$17.76	15.51		14.75		13.14	10.03	14.20

Income (loss) from investment operations:
Net investment income	$0.08 *	0.16	*	0.08	*	0.09	0.04	0.02 *
Net realized and unrealized gain (loss) on investments	$0.84	2.18		0.77		1.56	3.08	(4.17)
Total from investment operations	$0.92	2.34		0.85		1.65	3.12	(4.15)

Less distributions from:
Net investment income	$—	0.09		0.09		0.04	0.01	0.02
Total distributions	$—	0.09		0.09		0.04	0.01	0.02
Net asset value, end of period	$18.68	17.76		15.51		14.75	13.14	10.03

Total Return(2)%	5.18	15.17		5.84		12.58	31.11	(29.26)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$271,657	285,404		284,655		322,510	340,331	287,276

Ratios to average net assets:
Gross expenses prior to brokerage commission recapture(3)%	0.89	0.90		0.91		0.92	0.94	0.95
Net expenses after brokerage commission recapture (3)%	0.89	0.90		0.88		0.88	0.89	0.87
Net investment income after brokerage commission recapture(3)%	0.83	0.95		0.53		0.58	0.33	0.20
Portfolio turnover rate %	48	97		176		90	106	158

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

* Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

76

ING WELLS FARGO DISCIPLINED VALUE PORTFOLIO (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S2

	Six Months						September 9,
	Ended	Year Ended December 31,					2002(2) to
	June 30,						December 31,
	2007	2006	2005		2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$17.67	15.45	14.71		13.14	10.04	10.17

Income (loss) from investment operations:
Net investment income	$0.07	0.13	0.05	*	0.04	0.02	0.01 *
Net realized and unrealized gain (loss) on investments	$0.83	2.17	0.78		1.59	3.09	(0.14)
Total from investment operations	$0.90	2.30	0.83		1.63	3.11	(0.13)

Less distributions from:
Net investment income	$—	0.08	0.09		0.06	0.01	0.00 **
Total distributions	$—	0.08	0.09		0.06	0.01	0.00 **
Net asset value, end of period	$18.57	17.67	15.45		14.71	13.14	10.04

Total Return(3)%	5.09	14.96	5.70		12.44	30.93	(1.27)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$4,866	4,739	4,007		3,292	1,641	44

Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(4)%	1.14	1.15	1.16		1.07	1.09	1.10
Net expenses after expense waiver and prior to brokerage commission recapture(4)(5)%	1.04	1.05	1.06		1.07	1.09	1.10
Net expenses after expense waiver and brokerage commission recapture(4)(5)%	1.04	1.05	1.03		1.03	1.04	0.91
Net investment income after expense waiver and brokerage commission recapture(4)(5)%	0.67	0.80	0.37		0.53	0.21	0.23
Portfolio turnover rate %	48	97	176		90	106	158

(1) Since August 1, 2002, Jennison Associates, LLC has served as the Portfolio Manager for the ING Jennison Equity Opportunities Portfolio. Prior to that date, a different firm served as Portfolio Manager. Along with this change was a name change from Capital Appreciation Series to ING Jennison Equity Opportunity Portfolio.

(2) Commencement of operations.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(4) Annualized for periods less than one year.

(5) The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

* Calculated using average number of shares outstanding throughout the period.

** Amount is less than $0.005.

See Accompanying Notes to Financial Statements

77

ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV			Class I

	Six Months		November 30,	Six Months		November 30,
	Ended	Year Ended	2005(1) to	Ended	Year Ended	2005(1) to
	June 30,	December 31,	December 31,	June 30,	December 31,	December 31,
	2007	2006	2005	2007	2006	2005

Per Share Operating Performance:
Net asset value, beginning of period	$11.37	9.73	10.00	11.40	9.73	10.00

Income (loss) from investment operations:
Net investment income (loss)	$(0.01)	0.01 *	(0.01)	0.02	0.08 *	(0.01)
Net realized and unrealized gain (loss) on investments	$0.77	1.88	(0.26)	0.78	1.86	(0.26)
Total from investment operations	$0.76	1.89	(0.27)	0.80	1.94	(0.27)

Less distributions:
Net investment income	$—	0.03	—	—	0.05	—
Net realized gains on investments	$—	0.22	—	—	0.22	—
Total distributions	$—	0.25	—	—	0.27	—
Net asset value, end of period	$12.13	11.37	9.73	12.20	11.40	9.73

Total Return(2)%	6.68	19.44	(2.70)	7.02	19.93	(2.70)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$546	412	1	133,238	111,724	1

Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.65	1.69	2.03	0.90	0.94	1.28
Net expenses after expense waiver(3)(4)(5)%	1.47	1.47	1.47	0.87	0.87	0.87
Net investment income (loss) after expense waiver(3)(4)(5)%	(0.28)	0.09	(1.69)	0.33	0.73	(1.27)
Portfolio turnover rate %	45	62	1	45	62	1

	Class S			Class S2

	Six Months		November 30,	Six Months		November 30,
	Ended	Year Ended	2005(1) to	Ended	Year Ended	2005(1) to
	June 30,	December 31,	December 31,	June 30,	December 31,	December 31,
	2007	2006	2005	2007	2006	2005

Per Share Operating Performance:
Net asset value, beginning of period	$11.39	9.73	10.00	11.38	9.73	10.00

Income (loss) from investment operations:
Net investment income (loss)	$0.01	0.03 *	(0.01)	(0.00)	0.04 *	(0.01)
Net realized and unrealized income (loss) on investments	$0.78	1.88	(0.26)	0.77	1.86	(0.26)
Total from investment operations	$0.79	1.91	(0.27)	0.77	1.90	(0.27)

Less distributions:
Net investment income	$—	0.03	—	—	0.03	—
Net realized gains on investments	$—	0.22	—	—	0.22	—
Total distributions	$—	0.25	—	—	0.25	—
Net asset value, end of period	$12.18	11.39	9.73	12.15	11.38	9.73

Total Return(2)%	6.94	19.62	(2.70)	6.77	19.52	(2.70)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$56,101	61,248	4,939	771	1,313	1

Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.15	1.19	1.53	1.40	1.44	1.78
Net expenses after expense waiver(3)(4)(5)%	1.12	1.12	1.12	1.27	1.27	1.27
Net investment income (loss) after expense waiver(3)(4)(5)%	0.09	0.32	(1.10)	(0.07)	0.33	(1.27)
Portfolio turnover rate %	45	62	1	45	62	1

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.15% and 0.10% of the average daily net assets attributable to Classes ADV and S2 shares, respectively, of the Portfolio related to the distribution fees. The expense waivers will continue through at least May 1, 2008. There is no guarantee that these waivers will continue after this date.

(5) The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

* Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

78

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED)

NOTE 1 — ORGANIZATION

The ING Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”) as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988 with an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Trust consists of sixty-one operational portfolios. There are twenty-one portfolios included in this report (each a “Portfolio” and collectively, the “Portfolios”) and they are: ING AllianceBernstein Mid Cap Growth Portfolio (“AllianceBernstein Mid Cap Growth”), ING BlackRock Inflation Protected Bond Portfolio (“BlackRock Inflation Protected Bond”), ING BlackRock Large Cap Growth Portfolio (“BlackRock Large Cap Growth”), ING BlackRock Large Cap Value Portfolio (“BlackRock Large Cap Value”), ING Capital Guardian U.S. Equities Portfolio (“Capital Guardian U.S. Equities”), ING FMRSM Diversified Mid Cap Portfolio (“FMRSM Diversified Mid Cap”), ING FMRSM Large Cap Growth Portfolio (“FMRSM Large Cap Growth”), ING FMRSM Mid Cap Growth Portfolio (“FMRSM Mid Cap Growth”), ING Franklin Income Portfolio (“Franklin Income”), ING Franklin Mutual Shares Portfolio (“Franklin Mutual Shares”), ING Lord Abbett Affiliated Portfolio (“Lord Abbett Affiliated”), ING T. Rowe Price Capital Appreciation Portfolio (“T. Rowe Price Capital Appreciation”), ING T. Rowe Price Equity Income Portfolio (“T. Rowe Price Equity Income”), ING Templeton Global Growth Portfolio (“Templeton Global Growth”), ING UBS U.S. Allocation Portfolio (“UBS U.S. Allocation”), ING Van Kampen Capital Growth Portfolio (“Van Kampen Capital Growth”) formerly, ING Van Kampen Equity Growth Portfolio, ING Van Kampen Global Franchise Portfolio (“Van Kampen Global Franchise”), ING Van Kampen Growth and Income Portfolio (“Van Kampen Growth and Income”), ING Van Kampen Real Estate Portfolio (“Van Kampen Real Estate”), ING Wells Fargo Disciplined Value Portfolio (“Wells Fargo Disciplined Value”) formerly, ING Wells Fargo Mid Cap Disciplined Portfolio, and ING Wells Fargo Small Cap Disciplined Portfolio (“Wells Fargo Small Cap Disciplined”).

All of the Portfolios are diversified except for BlackRock Inflation Protected Bond, Van Kampen Global Franchise and Van Kampen Real Estate, which are non-diversified Portfolios. All of the Portfolios are authorized to offer four classes of shares (Adviser (“ADV”), Institutional (“I”), Service (“S”), and Service 2 (“S2”)); however, not all Portfolios currently offer all classes. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fee. All shareholders bear the common expenses of a Portfolio and earn income and gains and losses from the Portfolio pro rata based on the average net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including shareholder servicing fees. The information presented in these financial statements pertains to the Portfolios listed in this note.

The Trust is intended to serve as an investment option for (i) variable life insurance policies and variable annuity contracts (“Variable Contracts”) offered by insurance companies, and (ii) certain qualified pension and retirement plans, as permitted under the federal tax rules relating to the Portfolios serving as investment options for Variable Contracts. The Trust currently functions as an investment medium for contracts and policies offered by ING USA Annuity and Life Insurance Company (“ING USA”), Security Life of Denver Insurance Company, ReliaStar Life Insurance Company, United Life Annuities, an indirect, wholly-owned subsidiary of ING USA and ReliaStar Life Insurance Company of New York, an indirect wholly-owned subsidiary of ING USA. ING USA, Security Life of Denver Insurance Company and ReliaStar Life Insurance Company are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”) ING Groep is one of the largest financial services institutions in the world, and offers an array of banking, insurance and asset management services to both individuals and institutional investors.

The Trust is also an investment medium for contracts offered by the Security Equity Life Insurance Company, not an affiliate of ING and other non-affiliated life insurance companies.

The following is a brief description of each Portfolio’s investment objective:

•	AllianceBernstein Mid Cap Growth seeks long-term growth of capital;

79

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 1 — ORGANIZATION (continued)

•	BlackRock Inflation Protected Bond seeks to maximize total return, consistent with real capital and prudent investment management;

•	BlackRock Large Cap Growth seeks long-term growth of capital;

•	BlackRock Large Cap Value seeks long-term growth of capital;

•	Capital Guardian U.S. Equities seeks long-term growth of capital and income;

•	FMRSM Diversified Mid Cap seeks long-term growth of capital;

•	FMRSM Large Cap Growth seeks growth of capital over the long term;

•	FMRSM Mid Cap Growth seeks long-term growth of capital;

•	Franklin Income seeks to maximize income while maintaining prospects for capital appreciation;

•	Franklin Mutual Shares seeks capital appreciation;

•	Lord Abbett Affiliated seeks long-term growth of capital. Current income is a secondary objective;

•	T. Rowe Price Capital Appreciation seeks over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk;

•	T. Rowe Price Equity Income seeks substantial dividend income as well as long-term growth of capital;

•	Templeton Global Growth seeks capital appreciation. Current income is only an incidental consideration;

•	UBS U.S. Allocation seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments and other investments;

•	Van Kampen Capital Growth seeks long-term capital appreciation;

•	Van Kampen Global Franchise seeks long-term capital appreciation;

•	Van Kampen Growth and Income seeks long-term growth of capital and income;

•	Van Kampen Real Estate seeks capital appreciation. Current income is a secondary objective;

•	Wells Fargo Disciplined Value seeks long-term capital growth;

•	Wells Fargo Small Cap Disciplined seeks long-term capital appreciation.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.	Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Portfolios’ valuation procedures. U.S. government obligations are valued by using market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Portfolios’ Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value (“NAV”) may also be valued at their fair values as determined in good faith by or under the

80

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

supervision of a Portfolio’s Board, in accordance with methods that are specifically authorized by the Board. The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time the Portfolio determines its NAV or if the foreign exchange closes prior to the time a Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange (“NYSE”) is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of securities held by a Portfolio in foreign securities markets. Further, the value of a Portfolio’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of a Portfolio. In calculating a Portfolio’s NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents. If a significant event which is likely to impact the value of one or more foreign securities held by a Portfolio occurs after the time at which the foreign market for such security(ies) closes but before the time that a Portfolio’s NAV is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time a Portfolio calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. The price of silver and gold bullion is determined by measuring the mean between the closing bid and asked quotations of silver and gold bullion set at the time of the close of the NYSE, as supplied by a Portfolio’s custodian bank or other broker-dealers or banks approved by the Trust, on each date that the NYSE is open for business.

B.	Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.	Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities current market value.

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.	Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a currency forward contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.

E.	Futures Contracts. Certain Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Portfolio is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Portfolio agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Portfolio. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F.	Distributions to Shareholders. For all Portfolios, net investment income dividends and net capital gains distributions, if any, will be declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

G.	Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

H.	Use of Estimates. The preparation of financial statements in conformity with U.S. generally

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I.	Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.

J.	Securities Lending. Certain Portfolios have the option to temporarily loan up to 30% of their total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, a Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. A Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

K.	Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

L.	Swap Contracts. Certain Portfolios may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other on regularly scheduled dates over a stated term, based on different interest rates, currency exchange rates, security prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices. During the term of the swap, changes in the value of the swap are recognized as unrealized appreciation or depreciation.

M.	Illiquid and Restricted Securities. The Portfolios may not invest more than 15% of their net assets in illiquid securities. Illiquid securities are not

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolios to sell them promptly at an acceptable price. The Portfolios may also invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to guidelines approved by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board.

N.	Delayed Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such securities is identified in each Portfolio’s Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to identify liquid assets sufficient to cover the purchase price.

O.	Organization Expenses and Offering Costs. Costs incurred with the organization of the Portfolios are expensed as incurred. Costs incurred with the offering of shares of the Portfolios are deferred and amortized over a twelve-month period on a straight-line basis starting at the commencement of operations.

P.	Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2007, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities, were as follows:

	Purchases	Sales

AllianceBernstein Mid Cap Growth	$291,189,278	$330,579,729
BlackRock Inflation Protected Bond	6,891,754	5,429,031
BlackRock Large Cap Growth	710,030,030	461,481,834
BlackRock Large Cap Value	146,871,711	87,908,861
Capital Guardian U.S. Equities	72,701,287	135,237,867
FMRSM Diversified Mid Cap	1,498,113,183	1,201,755,998
FMRSM Large Cap Growth	930,831,107	1,002,148,683
FMRSM Mid Cap Growth	628,959,447	700,455,244
Franklin Income	154,506,490	30,149,023
Franklin Mutual Shares	79,717,935	823,164
Lord Abbett Affiliated	93,297,165	175,984,029
T. Rowe Price Capital Appreciation	716,238,511	733,183,708
T. Rowe Price Equity Income	214,611,237	167,615,492
Templeton Global Growth	124,028,869	80,499,477
UBS U.S. Allocation	13,843,879	21,323,890
Van Kampen Capital Growth	27,786,843	39,056,335
Van Kampen Global Franchise	65,663,926	32,008,353
Van Kampen Growth and Income	146,839,851	162,827,775
Van Kampen Real Estate	215,597,767	277,830,347
Wells Fargo Disciplined Value	137,559,577	128,131,440
Wells Fargo Small Cap Disciplined	85,758,038	71,058,697

U.S. government securities not included above were as follows:

	Purchases	Sales

BlackRock Inflation Protected Bond	$213,909,616	$59,271,772
Franklin Income	9,839,648	236,392
T. Rowe Price Capital Appreciation	230,485,308	—
UBS U.S. Allocation	30,542,035	30,957,915

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

BlackRock Inflation Protected Bond, FMRSM Large Cap Growth, Franklin Income and Wells Fargo Small Cap Disciplined have entered into an investment management agreement (“Investment Management

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NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

Agreement”) with Directed Services, LLC(1) (“DSL” or the “Investment Adviser”).

(1)	Prior to December 31, 2006, Directed Services, Inc. (“DSI”) served as the investment adviser to the Portfolios. On November 9, 2006, the Board approved the consolidation of investment advisory functions of DSI into DSL resulting in the assumption by DSL of the advisory agreement between the Trust and DSI.

The Investment Management Agreement compensates DSL with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee

BlackRock Inflation Protected Bond	0.45% of the first $200 million; 0.40% of the next $800 million; 0.30% of the amount in excess of $1 billion
FMRSM Large Cap Growth	0.58% of the first $500 million; 0.57% of the next $250 million; and 0.52% of the amount in excess of $750 million
Franklin Income	0.65% of the first $500 million; and 0.60% of the amount in excess of $500 million
Wells Fargo Small Cap Disciplined	0.77% of the first $500 million; 0.70% of the next $500 million; 0.65% of the next $500 million; 0.60% of the next $5 billion; and 0.53% of the amount in excess of $6.5 billion

With the exception of the Portfolios in the table above, DSL an indirect, wholly-owned subsidiary of ING Groep, provides the Portfolios with advisory and administrative services under a management agreement (the “Unified Agreement”). Under the Unified Agreement, the Investment Adviser has overall responsibility for engaging sub-advisers and for monitoring and evaluating the management of the assets of the Portfolio. Sub-Advisers have full investment discretion and make all determinations with respect to the investment of a Portfolio’s assets and the purchase and sale of portfolio securities and other investments. Pursuant to this Unified Agreement, the Investment Adviser also is responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of the Portfolio, including, among other things, custodial, administrative, transfer agency, portfolio accounting, dividend reimbursing and auditing. As compensation for its services under the Unified Agreement, the Trust pays the Investment Adviser a monthly fee (a “Unified Fee”) based on the following annual rates of the average daily net assets of the Portfolios:

Portfolio	Fee

AllianceBernstein Mid Cap Growth(1)	0.85% of the first $250 million; 0.80% of the next $400 million; 0.75% of the next $450 million; and 0.70% of the amount in excess of $1.1 billion

BlackRock Large Cap Growth*	0.80% of the first $500 million; 0.75% of the next $250 million; 0.70% of the next $500 million; 0.65% of the next $750 million; and 0.60% of the amount in excess of $2 billion

BlackRock Large Cap Value*	0.80% of the first $500 million; 0.75% of the next $250 million; 0.70% of the next $500 million; 0.65% of the next $750 million; and 0.60% of the amount in excess of $2 billion

T. Rowe Price Capital Appreciation, T. Rowe Price Equity Income, Van Kampen Growth and Income, Van Kampen Real Estate and Wells Fargo Disciplined Value(2)	0.75% of the first $750 million; 0.70% of the next $1.25 billion; 0.65% of the next $1.5 billion; and 0.60% of the amount in excess of $3.5 billion

Capital Guardian U.S. Equities*	0.75% of the first $500 million; 0.70% of the next $250 million; 0.65% of the next $500 million; and 0.60% of the amount in excess of $1.25 billion

FMRSM Diversified Mid Cap(3)	0.65% of the first $800 million; 0.60% of the next $700 million; and 0.58% of the amount in excess of $1.5 billion

FMRSM Mid Cap Growth(4)	0.75% of first $250 million; 0.70% of next $400 million; 0.65% of next $450 million; and 0.60% of the amount in excess of $1.1 billion

Franklin Mutual Shares	0.78% of the first $5 billion; 0.75% of the next $5 billion; 0.73% of the next $5 billion; 0.71% of the next $5 billion; and 0.69% of the amount in excess of $20 billion

Lord Abbett Affiliated	0.75% of the first $500 million; 0.70% of the next $250 million; 0.65% of the next $500 million; and 0.60% of the amount in excess of $1.25 billion

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NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

Portfolio	Fee

Templeton Global Growth	0.96% of the first $250 million; 0.86% of the next $250 million; and 0.76% of the amount in excess of $500 million

UBS U.S. Allocation*(3)	0.75% of the first $500 million; 0.70% of the next $250 million; 0.65% of the next $500 million; and 0.60% of the amount in excess of $1.25 billion

Van Kampen Capital Growth*	0.65% of the first $1 billion; and 0.60% of the amount in excess of $1 billion

Van Kampen Global Franchise	1.00% of the first $250 million; 0.90% of the next $250 million; and 0.75% of the amount in excess of $500 million

*	Pursuant to a waiver, DSL has agreed to lower the advisory fee for BlackRock Large Cap Value, Capital Guardian U.S. Equities, UBS U.S. Allocation and Van Kampen Capital Growth so that advisory fees payable to DSL will be waived in amounts equal to 50% of the savings to DSL resulting from the implementation of sub-advisory fee reductions for the period from May 1, 2006 through May 1, 2008. Effective April 28, 2007, DSL terminated this waiver for BlackRock Large Cap Growth. There is no guarantee that this waiver will continue after this date. This agreement will only renew if DSL elects to renew it.

(1)	The assets of AllianceBernstein Mid Cap Growth are aggregated with those of ING Marsico Growth Portfolio, which is not included in this report, to determine the Unified Fee.
(2)	The assets of these Portfolios are aggregated with those of ING Global Resources Portfolio, which is not included in this report, to determine the Unified Fee.
(3)	The assets of UBS U.S. Allocation and FMRSM Diversified Mid Cap are aggregated to determine the Unified Fee.
(4)	The assets of FMRSM Mid Cap Growth are aggregated with those of ING MFS Total Return Portfolio and ING Oppenheimer Main Street Portfolio®, which are not included in this report, to determine the Unified Fee.

DSL has contractually agreed to waive a portion of the advisory fee for BlackRock Large Cap Value, Capital Guardian U.S. Equities, UBS U.S. Allocation and Van Kampen Capital Growth. Prior to April 28, 2007, DSL had contractually agreed to waive a portion of the advisory fee for BlackRock Large Cap Growth. The waiver is calculated as follows:

Waiver = 50% × (former sub-advisory fee minus new sub-advisory fee)

For the six months ended June 30, 2007, DSL waived $26,934, $40,577, $0, $12,398 and $24,694, for BlackRock Large Cap Growth, BlackRock Large Cap Value, Capital Guardian U.S. Equities, UBS U.S. Allocation and Van Kampen Capital Growth, respectively.

These waivers will continue through at least May 1, 2008 and there is no guarantee that the waivers will continue after said date. The agreements will only renew if DSL elects to renew it.

ING Funds Services, LLC (the “Administrator”), an indirect, wholly-owned subsidiary of ING Groep, acts as administrator and provides certain administrative and shareholder services necessary for BlackRock Inflation Protected Bond, FMRSM Large Cap Growth, Franklin Income and Wells Fargo Small Cap Disciplined operations and is responsible for the supervision of other service providers. For its services, the Administrator is entitled to receive from these Portfolios a fee at an annual rate of 0.10% of each Portfolio’s average daily net assets.

The Trust and the Investment Adviser have entered into portfolio management agreements with each sub-adviser. These sub-advisers provide investment advice for the various Portfolios and are paid by the Investment Adviser based on the average daily net assets of the respective Portfolios. The sub-advisers of each of the Portfolios are as follows:

Portfolio	Sub-Adviser

AllianceBernstein Mid Cap Growth	AllianceBernstein L.P.

BlackRock Inflation Protected Bond	BlackRock Financial Management, Inc.

BlackRock Large Cap Growth	BlackRock Investment Management, LLC

BlackRock Large Cap Value	BlackRock Investment Management, LLC

Capital Guardian U.S. Equities	Capital Guardian Trust Company

FMRSM Diversified Mid Cap	Fidelity Management & Research Company

FMRSM Large Cap Growth	Fidelity Management & Research Company

FMRSM Mid Cap Growth	Fidelity Management & Research Company

Franklin Income	Franklin Advisers, Inc.

Franklin Mutual Shares	Franklin Advisers, Inc.

Lord Abbett Affiliated	Lord, Abbett & Co. LLC

T. Rowe Price Capital Appreciation	T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income	T. Rowe Price Associates, Inc.

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NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

Portfolio	Sub-Adviser

Templeton Global Growth	Templeton Global Advisors Limited

UBS U.S. Allocation	UBS Global Asset Management (Americas) Inc.

Van Kampen Capital Growth	Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)

Van Kampen Global Franchise	Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)

Van Kampen Growth and Income	Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)

Van Kampen Real Estate	Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)

Wells Fargo Disciplined Value	Wells Capital Management, Inc.

Wells Fargo Small Cap Disciplined	Wells Capital Management, Inc.

In placing equity security transactions, each sub-adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, a sub-adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to the Portfolio a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of the Portfolio. These commission recapture payments benefit the Portfolios and not the portfolio manager or sub-adviser. Any amount credited to the Portfolio is reflected as brokerage commission recapture in the Statements of Operations.

NOTE 5 — EXPENSE LIMITATIONS

The Investment Adviser has entered into written expense limitation agreements with certain of the Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

	Class ADV	Class I	Class S	Class S2

BlackRock Inflation Protected Bond	1.23%	0.63%	0.88%	n/a
FMRSM Large Cap Growth	1.28%	0.68%	0.93%	1.08%
Franklin Income	1.44%	0.74%	0.99%	1.24%
Wells Fargo Small Cap Disciplined	1.47%	0.87%	1.12%	1.27%

The Investment Adviser may, at a later date, recoup from a Portfolio management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees by, and any recoupment to the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio.

Pursuant to a side agreement effective April 30, 2007, DSL has effected the following expense limits for BlackRock Large Cap Growth through May 1, 2009, 1.26%, 0.66%, 0.91% and 1.06% for Class ADV, Class I, Class S and Class S2 shares, respectively. Prior to this date, pursuant to an amended and restated expense limitation agreement, dated September 23, 2005, IFD had effected an operating expense limit of 1.04% for Class S shares of BlackRock Large Cap Growth.

The expense limitation agreements are contractual and shall renew automatically unless DSL and IFD provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term.

As of June 30, 2007, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

	June 30,

	2008	2009	2010	Total

BlackRock Inflation Protected Bond	—	—	$8,692	$8,692
FMRSM Large Cap Growth	—	$6,240	233,167	239,407
Franklin Income	—	11,343	75,441	86,784
Wells Fargo Small Cap Disciplined	—	34,709	74,011	108,720

NOTE 6 — DISTRIBUTION AND SERVICE FEE

The Trust has entered into a Shareholder Service Plan (the “Plan”) for the Class S and Class S2 shares of each Portfolio of the Trust. The Agreement compensates ING Funds Distributor, LLC(1) (the “Distributor” or “IFD”) for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S and Class S2 shares. Under

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NOTE 6 — DISTRIBUTION AND SERVICE FEE (continued)

the Plan, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S and Class S2, respectively. Each Portfolio has entered into a Rule 12b-1 Distribution Plan (the “Class S2 Plan”) with IFD on behalf of the Class S2 shares of the Portfolio. The Class S2 Plan provides that the Class S2 shares shall pay a 12b-1 distribution fee, for distribution services including payments to IFD at an annual rate of 0.25% of the average daily net assets. IFD has contractually agreed to waive a portion of its fee equal to 0.10% of the average daily net assets attributable to Class S2 of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%.

Each Class ADV shares of the respective Portfolios has a Rule 12b-1 Service and Distribution Plan. Class ADV shares pay IFD a service fee of 0.25% and a distribution fee of 0.50% of each Portfolios average daily net assets attributable to Class ADV shares. IFD has contractually agreed to waive 0.15% of the Portfolios’ average daily net assets attributable to Class ADV shares so that the actual fee paid by a Portfolio is a rate of 0.35%.

(1)Prior to December 31, 2006, Directed Services, Inc. (“DSI”) served as distributor to the Portfolios. On November 9, 2006, the Board approved the consolidation of distribution functions of DSL into IFD resulting in the assumption by IFD of the distribution agreement between the Trust and DSI to be effective December 31, 2006.

NOTE 7 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

The Trust has adopted a Retirement Policy (“Policy”) covering all independent trustees of the Portfolio who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this Policy are based on an annual rate as defined in the Policy.

At June 30, 2007, the following ING Portfolios or indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

ING Franklin Templeton Founding Strategy Portfolio —	Franklin Income (5.39%); Franklin Mutual Shares (6.14%).

ING Life Insurance and Annuity Company —	BlackRock Large Cap Growth (56.37%);
FMRSM Large Cap Growth (17.67%);
Franklin Mutual Shares (6.26%);
T. Rowe Price Capital Appreciation (7.85%);
T. Rowe Price Equity Income (13.58%);
UBS U.S. Allocation (6.19%).

ING LifeStyle Aggressive Growth Portfolio —	Wells Fargo Small Cap Disciplined (14.15%).

ING LifeStyle Growth Portfolio —	AllianceBernstein Mid Cap Growth (11.20%);
Van Kampen Real Estate (8.65%);
Wells Fargo Small Cap Disciplined (35.95%).

ING LifeStyle Moderate Growth Portfolio —	Wells Fargo Small Cap Disciplined (13.77%).

ING Solution 2025 Portfolio —	BlackRock Large Cap Value (10.33%).

ING Solution 2035 Portfolio —	BlackRock Large Cap Value (10.94%).

ING Solution 2045 Portfolio —	BlackRock Large Cap Value (5.96%).

ING USA Annuity and Life Insurance Company —	AllianceBernstein Mid Cap Growth (73.49%);
BlackRock Large Cap Growth (32.83%);
BlackRock Large Cap Value (43.86%);
Capital Guardian U.S. Equities (98.82%);
FMRSM Diversified Mid Cap (88.21%);
FMRSM Large Cap Growth (99.63%);
FMRSM Mid Cap Growth (98.23%);
Franklin Income (62.81%);
Franklin Mutual Shares (8.24%);
Lord Abbett Affiliated (85.58%);
T. Rowe Price Capital Appreciation (84.37%);
T. Rowe Price Equity Income (72.97%);
Templeton Global Growth (93.14%);
UBS U.S. Allocation (92.91%);
Van Kampen Capital Growth (67.21%);
Van Kampen Global Franchise (90.02%);
Van Kampen Real Estate (74.27%);
Wells Fargo Disciplined Value (97.08%);
Wells Fargo Small Cap Disciplined (11.73%).

Reliastar Life Insurance Company —	BlackRock Large Cap Growth (6.85%);
BlackRock Large Cap Value (8.01%);
FMRSM Large Cap Growth (58.08%);
Franklin Income (7.55%);
Van Kampen Capital Growth (22.96%);
Wells Fargo Small Cap Disciplined (9.39%).
Security Life Insurance Company —	BlackRock Large Cap Value (12.92%);
FMRSM LargeCap Growth (21.13%);
Van Kampen Capital Growth (8.83%);
Wells Fargo Small Cap Disciplined (12.14%).

88

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

At June 30, 2007, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

			Accrued
	Accrued		Shareholder
	Investment	Accrued	Service and
Portfolio	Management Fees	Administrative Fees	Distribution Fees	Totals

AllianceBernstein Mid Cap Growth	$383,760	$—	$98,340	$482,100
BlackRock Inflation Protected Bond	60,778	13,506	—	74,284
BlackRock Large Cap Growth	313,608	—	41,003	354,611
BlackRock Large Cap Value	112,330	—	18,190	130,520
Capital Guardian U.S. Equities	349,565	—	118,704	468,269
FMRSM Diversified Mid Cap	669,869	—	256,042	925,911
FMRSM Large Cap Growth	296,098	51,225	35,889	383,212
FMRSM Mid Cap Growth	281,328	—	111,652	392,980
Franklin Income	187,357	28,824	64,273	280,454
Franklin Mutual Shares	43,395	—	10,353	53,748
Lord Abbett Affiliated	116,192	—	32,331	148,523
T. Rowe Price Capital Appreciation	1,802,507	—	726,627	2,529,134
T. Rowe Price Equity Income	717,324	—	311,551	1,028,875
Templeton Global Growth	397,645	—	108,077	505,722
UBS U.S. Allocation	61,431	—	23,663	85,094
Van Kampen Capital Growth	52,766	—	16,593	69,359
Van Kampen Global Franchise	353,912	—	103,668	457,580
Van Kampen Growth and Income	578,460	—	228,357	806,817
Van Kampen Real Estate	640,782	—	208,798	849,580
Wells Fargo Disciplined Value	148,852	—	59,040	207,892
Wells Fargo Small Cap Disciplined	121,373	15,763	12,158	149,294

The following Portfolios placed a portion of its portfolio transactions with brokerage firms which are affiliates of the Investment Adviser. The commissions paid to these affiliated firms were:

Portfolio	Affiliated Brokers	Commissions Received

BlackRock Large Cap Growth	ING Baring LLC	$4,034
FMRSM Diversified Mid Cap	ING Baring LLC	12,897
Templeton Global Growth	ING Baring LLC	400

NOTE 8 — CAPITAL SHARE TRANSACTIONS

Transactions in capital shares and dollars were as follows:

	Class ADV		Class I

	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

AllianceBernstein Mid Cap Growth (Number of Shares)
Shares sold	16	49	1,492,334	8,487,060
Dividends reinvested	—	—	—	817,778
Shares redeemed	—	—	(591,974)	(2,521,196)

Net increase in shares outstanding	16	49	900,360	6,783,642

AllianceBernstein Mid Cap Growth($)
Shares sold	$272	$770	$26,125,858	$162,178,299
Dividends reinvested	—	—	—	13,566,933
Shares redeemed	—	—	(10,353,929)	(41,313,057)

Net increase	$272	$770	$15,771,929	$134,432,175

89

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARE TRANSACTIONS (continued)

	Class S		Class S2

	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

AllianceBernstein Mid Cap Growth (Number of Shares)
Shares sold	478,403	4,658,293	44,624	236,167
Dividends reinvested	—	3,853,820	—	150,640
Shares redeemed	(3,856,933)	(10,330,356)	(113,775)	(145,902)

Net increase (decrease) in shares outstanding	(3,378,530)	(1,818,243)	(69,151)	240,905

AllianceBernstein Mid Cap Growth($)
Shares sold	$8,289,083	$91,441,326	$770,589	$4,522,872
Dividends reinvested	—	63,780,722	—	2,476,527
Shares redeemed	(67,277,211)	(194,875,336)	(1,952,445)	(2,541,695)

Net increase (decrease)	$(58,988,128)	$(39,653,288)	$(1,181,856)	$4,457,704

	Class ADV	Class I	Class S

	April 30,	April 30,	April 30,
	2007(1) to	2007(1) to	2007(1) to
	June 30,	June 30,	June 30,
	2007	2007	2007

BlackRock Inflation Protected Bond (Number of Shares)
Shares sold	102	17,874,886	102
Dividends reinvested	—	147,141	—
Shares redeemed	—	(134,149)	—

Net increase in shares outstanding	102	17,887,878	102

BlackRock Inflation Protected Bond($)
Shares sold	$1,020	$177,625,257	$1,020
Dividends reinvested	—	1,434,622	—
Shares redeemed	—	(1,307,631)	—

Net increase	$1,020	$177,752,248	$1,020

	Class ADV		Class I

	Six Months	Year	Six Months	April 28,
	Ended	Ended	Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

BlackRock Large Cap Growth (Number of Shares)
Shares sold	117,662	264,748	189,988	245,646
Shares issued in merger	—	—	23,375,590	—
Dividends reinvested	—	26,451	—	7,940
Shares redeemed	(28,276)	(17,953)	(634,759)	(127,009)

Net increase in shares outstanding	89,386	273,246	22,930,819	126,577

BlackRock Large Cap Growth($)
Shares sold	$1,405,857	$3,042,228	$2,366,123	$2,845,946
Proceeds issued in merger	—	—	294,192,892	—
Dividends reinvested	—	304,678	—	92,466
Shares redeemed	(343,530)	(203,210)	(8,062,185)	(1,533,719)

Net increase	$1,062,327	$3,143,696	$288,496,830	$1,404,693

(1)	Commencement of operations.

90

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARE TRANSACTIONS (continued)

	Class S		Class S2

	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

BlackRock Large Cap Growth (Number of Shares)
Shares sold	963,882	1,159,221	43,262	965
Shares issued in merger	279,070	176,471	910,040	—
Dividends reinvested	—	900,854	—	61
Shares redeemed	(1,464,920)	(2,410,047)	(97,780)	(7)

Net increase (decrease) in shares outstanding	(221,968)	(173,501)	855,522	1,019

BlackRock Large Cap Growth($)
Shares sold	$11,743,743	$13,649,939	$542,575	$10,897
Proceeds issued in merger	3,504,217	2,170,638	11,323,736	—
Dividends reinvested	—	10,457,114	—	715
Shares redeemed	(17,776,218)	(28,073,353)	(1,241,467)	(85)

Net increase (decrease)	$(2,528,258)	$(1,795,662)	$10,624,844	$11,527

	Class ADV		Class I

	Six Months	April 28,	Six Months	Year
	Ended	2006(1) to	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

BlackRock Large Cap Value (Number of Shares)
Shares sold	1	75	4,009,408	293,296
Dividends reinvested	—	—	—	110,673
Shares redeemed	—	—	(337,621)	(887,815)

Net increase (decrease) in shares outstanding	1	75	3,671,787	(483,846)

BlackRock Large Cap Value($)
Shares sold	$14	$1,019	$59,030,384	$3,862,916
Dividends reinvested	—	—	—	1,426,580
Shares redeemed	—	—	(4,992,175)	(11,612,163)

Net increase (decrease)	$14	$1,019	$54,038,209	$(6,322,667)

	Class S		Class S2

	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

BlackRock Large Cap Value (Number of Shares)
Shares sold	877,744	2,362,568	21,638	96,126
Dividends reinvested	—	141,565	—	9,089
Shares redeemed	(813,032)	(817,508)	(34,331)	(30,851)

Net increase (decrease) in shares outstanding	64,712	1,686,625	(12,693)	74,364

BlackRock Large Cap Value($)
Shares sold	$12,583,276	$30,819,153	$306,878	$1,267,736
Dividends reinvested	—	1,820,526	—	116,433
Shares redeemed	(11,800,043)	(10,643,288)	(497,914)	(397,500)

Net increase (decrease)	$783,233	$21,996,391	$(191,036)	$986,669

(1)	Commencement of operations.

91

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARE TRANSACTIONS (continued)

	Class ADV		Class I

	Six Months	December 29,	Six Months	April 28,
	Ended	2006(1) to	Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Capital Guardian U.S. Equities (Number of Shares)
Shares sold	1	80	1	79

Net increase in shares outstanding	1	80	1	79

Capital Guardian U.S. Equities($)
Shares sold	$13	$1,000	$13	$1,015

Net increase	$13	$1,000	$13	$1,015

	Class S		Class S2

	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Capital Guardian U.S. Equities (Number of Shares)
Shares sold	143,318	603,981	13,939	27,701
Dividends reinvested	—	3,669,529	—	68,203
Shares redeemed	(4,292,973)	(8,067,642)	(178,841)	(103,075)

Net decrease in shares outstanding	(4,149,655)	(3,794,132)	(164,902)	(7,171)

Capital Guardian U.S. Equities($)
Shares sold	$1,795,887	$7,403,980	$176,682	$342,408
Dividends reinvested	—	42,639,931	—	791,160
Shares redeemed	(55,033,446)	(98,799,200)	(2,318,167)	(1,251,750)

Net decrease	$(53,237,559)	$(48,755,289)	$(2,141,485)	$(118,182)

	Class ADV		Class I

	Six Months	January 17,	Six Months	Year
	Ended	2006(1) to	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

FMRSM Diversified Mid Cap (Number of Shares)
Shares sold	456,595	568,643	606,814	6,656,324
Shares issued in merger	75	—	75	—
Dividends reinvested	—	18,989	—	629,745
Shares redeemed	(77,861)	(340,971)	(966,371)	(980,126)

Net increase (decrease) in shares outstanding	378,809	246,661	(359,482)	6,305,943

FMRSM Diversified Mid Cap($)
Shares sold	$6,308,656	$7,841,931	$8,525,849	$98,158,924
Proceeds issued in merger	1,084	—	1,100	—
Dividends reinvested	—	243,058	—	8,130,006
Shares redeemed	(1,070,524)	(4,814,271)	(13,563,799)	(12,889,983)

Net increase (decrease)	$5,239,216	$3,270,718	$(5,036,850)	$93,398,947

(1)	Commencement of operations.

92

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARE TRANSACTIONS (continued)

	Class S		Class S2

	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

FMRSM Diversified Mid Cap (Number of Shares)
Shares sold	1,735,230	5,999,297	227,486	846,773
Shares issued in merger	29,835,289	—	658,146	—
Dividends reinvested	—	4,854,770	—	285,608
Shares redeemed	(5,660,009)	(5,349,466)	(181,676)	(261,427)

Net increase in shares outstanding	25,910,510	5,504,601	703,956	870,954

FMRSM Diversified Mid Cap($)
Shares sold	$24,487,584	$82,176,352	$3,165,828	$11,441,235
Proceeds issued in merger	433,739,281	—	9,520,147	—
Dividends reinvested	—	62,480,885	—	3,661,500
Shares redeemed	(79,989,416)	(71,921,865)	(2,537,545)	(3,505,645)

Net increase	$378,237,449	$72,735,372	$10,148,430	$11,597,090

	Class ADV		Class I

	Six Months	June 2,	Six Months	Year
	Ended	2006(1) to	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

FMRSM Large Cap Growth (Number of Shares)
Shares sold	229	382	400,614	37,342,157
Dividends reinvested	—	—	—	36,122
Shares redeemed	(1)	(1)	(4,510,983)	(7,447,121)

Net increase (decrease) in shares outstanding	228	381	(4,110,369)	29,931,158

FMRSM Large Cap Growth($)
Shares sold	$2,519	$3,914	$4,479,450	$404,986,176
Dividends reinvested	—	3	—	367,003
Shares redeemed	(11)	(12)	(50,120,698)	(76,357,398)

Net increase (decrease)	$2,508	$3,905	$(45,641,248)	$328,995,781

	Class S		Class S2

	Six Months	Year	Six Months	December 29,
	Ended	Ended	Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

FMRSM Large Cap Growth (Number of Shares)
Shares sold	181,302	18,830,690	1	98
Dividends reinvested	—	13,787	—	—
Shares redeemed	(2,002,012)	(2,642,836)	—	(1,471)

Net increase (decrease) in shares outstanding	(1,820,710)	16,201,641	1	(1,373)

FMRSM Large Cap Growth($)
Shares sold	$1,977,488	$203,969,003	$11	$1,072
Dividends reinvested	—	139,799	—	—
Shares redeemed	(22,220,746)	(26,785,086)	—	(15,926)

Net increase (decrease)	$(20,243,258)	$177,323,716	$11	$(14,854)

(1)	Commencement of operations.

93

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARE TRANSACTIONS (continued)

	Class ADV		Class I

	Six Months	December 29,	Six Months	Year
	Ended	2006(1) to	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

FMRSM Mid Cap Growth (Number of Shares)
Shares sold	2	80	2,379	41,813
Shares redeemed	—	—	(58,352)	(292,972)

Net increase (decrease) in shares outstanding	2	80	(55,973)	(251,159)

FMRSM Mid Cap Growth($)
Shares sold	$25	$1,000	$31,217	$525,067
Shares redeemed	—	—	(761,082)	(3,584,989)

Net increase (decrease)	$25	$1,000	$(729,865)	$(3,059,922)

	Class S		Class S2

	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

FMRSM Mid Cap Growth (Number of Shares)
Shares sold	249,258	655,712	33,641	173,813
Shares redeemed	(5,060,843)	(10,715,571)	(96,741)	(198,256)

Net decrease in shares outstanding	(4,811,585)	(10,059,859)	(63,100)	(24,443)

FMRSM Mid Cap Growth($)
Shares sold	$3,254,525	$8,095,326	$428,054	$2,121,092
Shares redeemed	(65,752,780)	(129,095,226)	(1,246,509)	(2,374,082)

Net decrease	$(62,498,255)	$(120,999,900)	$(818,455)	$(252,990)

	Class ADV		Class I

	Six Months	December 29,	Six Months	December 29,
	Ended	2006(1) to	Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Franklin Income (Number of Shares)
Shares sold	2	91	2,263,978	2,537,347
Shares redeemed	—	—	(164,359)	(232,186)

Net increase in shares outstanding	2	91	2,099,619	2,305,161

Franklin Income($)
Shares sold	$22	$1,000	$26,512,080	$25,392,766
Shares redeemed	—	—	(1,878,015)	(2,392,210)

Net increase	$22	$1,000	$24,634,065	$23,000,556

	Class S		Class S2

	Six Months	April 28,	Six Months	May 3,
	Ended	2006(1) to	Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Franklin Income (Number of Shares)
Shares sold	11,405,468	16,618,985	394,563	274,692
Shares redeemed	(797,354)	(500,639)	(25,956)	(9,984)

Net increase in shares outstanding	10,608,114	16,118,346	368,607	264,708

Franklin Income($)
Shares sold	$130,448,956	$172,310,994	$4,524,367	$2,826,522
Shares redeemed	(9,168,036)	(5,116,963)	(296,028)	(102,363)

Net increase	$121,280,920	$167,194,031	$4,228,049	$2,724,159

(1)	Commencement of operations.

94

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARE TRANSACTIONS (continued)

	Class ADV	Class I	Class S

	April 30,	April 30,	April 30,
	2007(1) to	2007(1) to	2007(1) to
	June 30,	June 30,	June 30,
	2007	2007	2007

Franklin Mutual Shares (Number of Shares)
Shares sold	102	2,582,300	5,904,188
Shares redeemed	—	(6,186)	(51)

Net increase in shares outstanding	102	2,576,114	5,904,137

Franklin Mutual Shares($)
Shares sold	$1,020	$26,350,968	$59,689,285
Shares redeemed	—	(62,847)	(519)

Net increase	$1,020	$26,288,121	$59,688,766

	Class ADV		Class I

	Six Months	April 28,	Six Months	Year
	Ended	2006(1) to	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Lord Abbett Affiliated (Number of Shares)
Shares sold	1	79	709,851	7,096,170
Dividends reinvested	—	—	—	612,996
Shares redeemed	—	—	(6,342,546)	(631,819)

Net increase (decrease) in shares outstanding	1	79	(5,632,695)	7,077,347

Lord Abbett Affiliated($)
Shares sold	$13	$1,016	$9,134,075	$90,091,541
Dividends reinvested	—	—	—	7,012,672
Shares redeemed	—	—	(82,393,426)	(7,812,128)

Net increase (decrease)	$13	$1,016	$(73,259,351)	$89,292,085

	Class S		Class S2

	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Lord Abbett Affiliated (Number of Shares)
Shares sold	177,040	2,839,154	8,071	79,654
Dividends reinvested	—	1,161,236	—	26,279
Shares redeemed	(1,805,814)	(6,039,105)	(22,171)	(48,394)

Net increase (decrease) in shares outstanding	(1,628,774)	(2,038,715)	(14,100)	57,539

Lord Abbett Affiliated($)
Shares sold	$2,290,354	$34,549,452	$102,032	$968,295
Dividends reinvested	—	13,296,149	—	299,840
Shares redeemed	(23,460,176)	(77,133,952)	(292,025)	(587,768)

Net increase (decrease)	$(21,169,822)	$(29,288,351)	$(189,993)	$680,367

(1)	Commencement of operations.

95

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARE TRANSACTIONS (continued)

	Class ADV		Class I

	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

T. Rowe Price Capital Appreciation (Number of Shares)
Shares sold	1,327,368	870,986	425,742	1,188,012
Dividends reinvested	—	208,788	—	281,267
Shares redeemed	(284,269)	(365,391)	(212,224)	(315,712)

Net increase in shares outstanding	1,043,099	714,383	213,518	1,153,567

T. Rowe Price Capital Appreciation($)
Shares sold	$35,548,192	$22,146,708	$11,687,379	$30,795,999
Dividends reinvested	—	4,950,803	—	6,815,676
Shares redeemed	(7,643,227)	(9,296,614)	(5,915,559)	(8,058,765)

Net increase	$27,904,965	$17,800,897	$5,771,820	$29,552,910

	Class S		Class S2

	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

T. Rowe Price Capital Appreciation (Number of Shares)
Shares sold	4,203,250	11,096,313	136,823	577,905
Dividends reinvested	—	7,898,714	—	328,871
Shares redeemed	(2,834,119)	(4,387,445)	(212,173)	(193,505)

Net increase (decrease) in shares outstanding	1,369,131	14,607,582	(75,350)	713,271

T. Rowe Price Capital Appreciation($)
Shares sold	$115,972,821	$283,821,862	$3,652,571	$14,744,297
Dividends reinvested	—	190,524,791	—	7,876,457
Shares redeemed	(77,682,099)	(111,655,565)	(5,819,668)	(4,923,597)

Net increase (decrease)	$38,290,722	$362,691,088	$(2,167,097)	$17,697,157

	Class ADV		Class I

	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

T. Rowe Price Equity Income (Number of Shares)
Shares sold	193,883	892,162	4,335,528	675,470
Dividends reinvested	—	124,622	—	209,325
Shares redeemed	(269,923)	(447,920)	(215,438)	(2,138,883)

Net increase (decrease) in shares outstanding	(76,040)	568,864	4,120,090	(1,254,088)

T. Rowe Price Equity Income($)
Shares sold	$3,058,131	$12,679,136	$69,798,728	$9,755,005
Dividends reinvested	—	1,692,366	—	2,878,220
Shares redeemed	(4,348,833)	(6,566,602)	(3,439,993)	(31,143,075)

Net increase (decrease)	$(1,290,702)	$7,804,900	$66,358,735	$(18,509,850)

96

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARE TRANSACTIONS (continued)

	Class S		Class S2

	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

T. Rowe Price Equity Income (Number of Shares)
Shares sold	2,343,871	8,599,479	412,923	1,348,785
Dividends reinvested	—	4,480,573	—	195,666
Shares redeemed	(4,154,283)	(10,156,510)	(173,758)	(331,437)

Net increase (decrease) in shares outstanding	(1,810,412)	2,923,542	239,165	1,213,014

T. Rowe Price Equity Income($)
Shares sold	$37,888,429	$124,147,004	$6,632,789	$19,494,936
Dividends reinvested	—	61,563,070	—	2,674,754
Shares redeemed	(66,578,747)	(146,472,083)	(2,791,215)	(4,791,080)

Net increase (decrease)	$(28,690,318)	$39,237,991	$3,841,574	$17,378,610

	Class ADV		Class I

	Six Months	December 29,	Six Months	April 28,
	Ended	2006(1) to	Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Templeton Global Growth (Number of Shares)
Shares sold	2	69	1,704,652	74
Shares redeemed	—	—	(12,347)	—

Net increase in shares outstanding	2	69	1,692,305	74

Templeton Global Growth($)
Shares sold	$28	$1,000	$26,461,280	$1,088
Shares redeemed	—	—	(191,006)	—

Net increase	$28	$1,000	$26,270,274	$1,088

	Class S		Class S2

	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Templeton Global Growth (Number of Shares)
Shares sold	1,581,961	3,006,817	33,984	105,274
Dividends reinvested	—	3,937,258	—	70,804
Shares redeemed	(1,686,125)	(1,875,569)	(43,805)	(64,549)

Net increase (decrease) in shares outstanding	(104,164)	5,068,506	(9,821)	111,529

Templeton Global Growth($)
Shares sold	$23,805,289	$41,198,578	$499,918	$1,429,046
Dividends reinvested	—	50,160,670	—	896,378
Shares redeemed	(25,076,275)	(26,170,693)	(646,492)	(897,101)

Net increase (decrease)	$(1,270,986)	$65,188,555	$(146,574)	$1,428,323

(1)	Commencement of operations.

97

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARE TRANSACTIONS (continued)

	Class ADV		Class I

	Six Months	April 28,	Six Months	April 28,
	Ended	2006(1) to	Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

UBS U.S. Allocation (Number of Shares)
Shares sold	1	99	1	98
Dividends reinvested	—	2	—	2
Shares redeemed	—	(2)	—	(2)

Net increase in shares outstanding	1	99	1	98

UBS U.S. Allocation($)
Shares sold	$11	$1,015	$11	$1,015
Dividends reinvested	—	16	—	16
Shares redeemed	—	(16)	—	(16)

Net increase	$11	$1,015	$11	$1,015

	Class S		Class S2

	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

UBS U.S. Allocation (Number of Shares)
Shares sold	38,153	257,159	787	71,480
Dividends reinvested	—	159,316	—	6,984
Shares redeemed	(1,135,451)	(2,604,356)	(24,525)	(61,832)

Net increase (decrease) in shares outstanding	(1,097,298)	(2,187,881)	(23,738)	16,632

UBS U.S. Allocation($)
Shares sold	$436,643	$2,627,911	$8,611	$729,075
Dividends reinvested	—	1,599,532	—	69,842
Shares redeemed	(12,806,362)	(26,723,475)	(278,546)	(647,856)

Net increase (decrease)	$(12,369,719)	$(22,496,032)	$(269,935)	$151,061

	Class ADV		Class I

	Six Months	December 29,	Six Months	Year
	Ended	2006(1) to	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Van Kampen Capital Growth (Number of Shares)
Shares sold	1	85	1,722	44,200
Dividends reinvested	—	—	—	115,548
Shares redeemed	—	—	(420,234)	(743,546)

Net increase (decrease) in shares outstanding	1	85	(418,512)	(583,798)

Van Kampen Capital Growth($)
Shares sold	$12	$995	$21,811	$528,966
Dividends reinvested	—	—	—	1,298,757
Shares redeemed	—	—	(5,317,895)	(8,526,841)

Net increase (decrease)	$12	$995	$(5,296,084)	$(6,699,118)

(1)	Commencement of operations.

98

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARE TRANSACTIONS (continued)

	Class S		Class S2

	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Van Kampen Capital Growth (Number of Shares)
Shares sold	307,226	1,063,546	18,101	166,516
Dividends reinvested	—	170,803	—	40,601
Shares redeemed	(716,039)	(1,602,607)	(84,640)	(160,877)

Net increase (decrease) in shares outstanding	(408,813)	(368,258)	(66,539)	46,240

Van Kampen Capital Growth($)
Shares sold	$3,746,085	$12,488,693	$222,862	$1,922,110
Dividends reinvested	—	1,912,998	—	453,112
Shares redeemed	(8,913,277)	(18,717,513)	(1,059,025)	(1,852,411)

Net increase (decrease)	$(5,167,192)	$(4,315,822)	$(836,163)	$522,811

	Class ADV		Class I

	Six Months	December 29,	Six Months	April 28,
	Ended	2006(1) to	Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Van Kampen Global Franchise (Number of Shares)
Shares sold	2	63	—	68

Net increase in shares outstanding	2	63	—	68

Van Kampen Global Franchise($)
Shares sold	$32	$1,000	$—	$1,019

Net increase	$32	$1,000	$—	$1,019

	Class S		Class S2

	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Van Kampen Global Franchise (Number of Shares)
Shares sold	2,959,346	4,538,263	45,873	540,733
Dividends reinvested	—	927,065	—	286,878
Shares redeemed	(1,225,321)	(1,417,129)	(161,690)	(314,174)

Net increase (decrease) in shares outstanding	1,734,025	4,048,199	(115,817)	513,437

Van Kampen Global Franchise($)
Shares sold	$50,371,616	$67,258,769	$761,645	$7,899,915
Dividends reinvested	—	13,219,949	—	4,076,540
Shares redeemed	(20,570,298)	(21,044,896)	(2,711,814)	(4,618,871)

Net increase (decrease)	$29,801,318	$59,433,822	$(1,950,169)	$7,357,584

(1)	Commencement of operations.

99

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARE TRANSACTIONS (continued)

	Class ADV		Class I

	Six Months	Year	Six Months	April 28,
	Ended	Ended	Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Van Kampen Growth and Income (Number of Shares)
Shares sold	36,918	291,692	47,033	476,474
Dividends reinvested	—	28,631	—	9,336
Shares redeemed	(92,768)	(51,007)	(41,142)	(17,839)

Net increase (decrease) in shares outstanding	(55,850)	269,316	5,891	467,971

Van Kampen Growth and Income($)
Shares sold	$1,076,122	$7,996,786	$1,373,002	$13,362,849
Dividends reinvested	—	715,206	—	235,638
Shares redeemed	(2,776,827)	(1,380,080)	(1,204,041)	(487,926)

Net increase (decrease)	$(1,700,705)	$7,331,912	$168,961	$13,110,561

	Class S		Class S2

	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Van Kampen Growth and Income (Number of Shares)
Shares sold	593,537	3,320,716	37,558	227,737
Dividends reinvested	—	3,562,445	—	287,778
Shares redeemed	(2,789,652)	(3,837,926)	(151,467)	(260,002)

Net increase (decrease) in shares outstanding	(2,196,115)	3,045,235	(113,909)	255,513

Van Kampen Growth and Income($)
Shares sold	$17,531,445	$91,809,306	$1,083,613	$6,281,882
Dividends reinvested	—	90,129,856	—	7,249,139
Shares redeemed	(81,283,401)	(104,051,700)	(4,384,071)	(7,045,692)

Net increase (decrease)	$(63,751,956)	$77,887,462	$(3,300,458)	$6,485,329

	Class ADV		Class I

	Six Months	April 17,	Six Months	December 29,
	Ended	2006(1) to	Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Van Kampen Real Estate (Number of Shares)
Shares sold	11,687	16,418	1,922,552	6,586,028
Dividends reinvested	—	581	—	471,756
Shares redeemed	(3,742)	(2,793)	(1,132,671)	(1,620,275)

Net increase in shares outstanding	7,945	14,206	789,881	5,437,509

Van Kampen Real Estate($)
Shares sold	$469,278	$573,749	$76,439,047	$229,033,625
Dividends reinvested	—	19,003	—	15,567,957
Shares redeemed	(149,164)	(97,978)	(46,979,026)	(56,968,443)

Net increase	$320,114	$494,774	$29,460,021	$187,633,139

(1)	Commencement of operations.

100

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARE TRANSACTIONS (continued)

	Class S		Class S2

	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Van Kampen Real Estate (Number of Shares)
Shares sold	1,483,630	4,636,944	18,648	107,702
Dividends reinvested	—	2,171,668	—	93,386
Shares redeemed	(4,006,650)	(12,196,884)	(69,102)	(81,076)

Net increase (decrease) in shares outstanding	(2,523,020)	(5,388,272)	(50,454)	120,012

Van Kampen Real Estate($)
Shares sold	$61,496,361	$161,230,409	$760,556	$3,674,175
Dividends reinvested	—	71,447,888	—	3,063,055
Shares redeemed	(159,711,074)	(413,075,865)	(2,761,409)	(2,826,607)

Net increase (decrease)	$(98,214,713)	$(180,397,568)	$(2,000,853)	$3,910,623

	Class ADV		Class I

	Six Months	August 24,	Six Months	April 28,
	Ended	2006(1) to	Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Wells Fargo Disciplined Value (Number of Shares)
Shares sold	2,618	382	—	63
Shares redeemed	(7)	(230)	—	(1)

Net increase in shares outstanding	2,611	152	—	62

Wells Fargo Disciplined Value($)
Shares sold	$47,830	$6,184	$—	$1,036
Shares redeemed	(128)	(3,895)	—	(16)

Net increase	$47,702	$2,289	$—	$1,020

	Class S		Class S2

	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Wells Fargo Disciplined Value (Number of Shares)
Shares sold	308,237	1,054,914	4,189	40,730
Dividends reinvested	—	98,260	—	1,329
Shares redeemed	(1,830,735)	(3,438,663)	(10,285)	(33,364)

Net increase (decrease) in shares outstanding	(1,522,498)	(2,285,489)	(6,096)	8,695

Wells Fargo Disciplined Value($)
Shares sold	$5,684,427	$17,137,147	$75,942	$657,952
Dividends reinvested	—	1,594,774	—	21,475
Shares redeemed	(33,860,212)	(56,148,044)	(188,553)	(543,614)

Net increase (decrease)	$(28,175,785)	$(37,416,123)	$(112,611)	$135,813

(1)	Commencement of operations.

101

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARE TRANSACTIONS (continued)

	Class ADV		Class I

	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Wells Fargo Small Cap Disciplined (Number of Shares)
Shares sold	23,572	40,382	1,962,613	10,050,468
Dividends reinvested	—	702	—	225,710
Shares redeemed	(14,814)	(4,959)	(840,229)	(479,530)

Net increase in shares outstanding	8,758	36,125	1,122,384	9,796,648

Wells Fargo Small Cap Disciplined($)
Shares sold	$275,635	$442,033	$23,089,955	$110,582,313
Dividends reinvested	—	7,994	—	2,577,606
Shares redeemed	(173,382)	(52,686)	(9,923,875)	(5,296,335)

Net increase	$102,253	$397,341	$13,166,080	$107,863,584

	Class S		Class S2

	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Wells Fargo Small Cap Disciplined (Number of Shares)
Shares sold	861,617	10,935,054	7,576	128,572
Dividends reinvested	—	120,625	—	2,475
Shares redeemed	(1,629,379)	(6,187,682)	(59,502)	(15,754)

Net increase (decrease) in shares outstanding	(767,762)	4,867,997	(51,926)	115,293

Wells Fargo Small Cap Disciplined($)
Shares sold	$9,955,109	$117,337,291	$88,213	$1,390,427
Dividends reinvested	—	1,376,327	—	28,189
Shares redeemed	(18,992,742)	(67,871,967)	(670,757)	(177,735)

Net increase (decrease)	$(9,037,633)	$50,841,651	$(582,544)	$1,240,881

102

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 9 — ILLIQUID SECURITIES

Pursuant to guidelines adopted by the Portfolios’ Board, the following securities have been deemed to be illiquid. Each Portfolio currently limits investment in illiquid securities to 15% of the Portfolio’s net assets, at market value, at time of purchase.

			Initial			Percent
		Principal	Acquisition			of Net
Portfolio	Security	Amount	Date	Cost	Value	Assets

T. Rowe Price Capital Appreciation	Affiliated Managers Group, Inc.	351,200	03/29/06	$17,260,266	$20,545,200	0.6%
	Amgen, Inc., 0.375%, due 02/01/13	21,880,000	02/14/06	21,937,458	19,527,900	0.5%
	Beckman Coulter, Inc., 2.500%, due 12/15/36	5,590,000	12/12/06	5,590,000	5,953,350	0.2%
	Newport Corp., 2.500%, due 02/15/12	3,575,000	04/27/06	3,354,927	3,338,156	0.1%

				$48,142,652	$49,364,606	1.4%

NOTE 10 — SECURITIES LENDING

Under an agreement with The Bank of New York Mellon Corporation (“BNY”), the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be in an amount equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The collateral received is reflected in the Portfolio of Investments as collateral for securities loaned. Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. A Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. At June 30, 2007, the Portfolios had securities on loan with the following market values:

	Value of
	Securities	Value of
	Loaned	Collateral

AllianceBernstein Mid Cap Growth	$172,100,369	$177,965,000
BlackRock Large Cap Growth	33,215,375	34,146,000
BlackRock Large Cap Value	18,825,432	19,393,000
Capital Guardian U.S. Equities	141,583,227	147,008,000
FMRSM Diversified Mid Cap	253,832,103	263,632,000
FMRSM Mid Cap Growth	148,224,053	151,324,000
Lord Abbett Affiliated	23,947,629	24,560,000
T. Rowe Price Capital Appreciation	662,935,710	676,869,000
T. Rowe Price Equity Income	183,106,658	188,625,000
Templeton Global Growth	56,360,910	58,328,000
UBS U.S. Allocation	21,093,114	21,653,000
Van Kampen Capital Growth	26,385,118	26,925,000
Van Kampen Global Franchise	68,707,109	71,041,000
Van Kampen Growth and Income	131,261,229	135,086,000
Van Kampen Real Estate	78,236,241	80,904,000
Wells Fargo Disciplined Value	66,838,912	68,585,000
Wells Fargo Small Cap Disciplined	49,415,236	51,667,000

NOTE 11 — CONCENTRATION OF INVESTMENT RISKS

Non-Diversified. Certain Portfolios are each classified as non-diversified investment companies under the 1940 Act, which means that each Portfolio is not limited by the 1940 Act in the proportion of assets that they may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of a Portfolio. The investment of a large percentage of a Portfolio’s assets in the securities of a small number of issuers may cause the Portfolios’ share price to fluctuate more than that of a diversified investment company. Conversely, even though classified as nondiversified, a Portfolio may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, a Portfolio would benefit less from appreciation in a single corporate issuer than if it had greater exposure to that issuer.

Concentration. Certain Portfolios concentrate (for purposes of the 1940 Act) their assets in securities related to a particular industry, which means that at least 25% of their assets will be invested in that particular industry at all times. As a result, a Portfolio may be subject to greater market fluctuation than a portfolio which has securities representing a broader range of investment alternatives.

Foreign Securities. Investments in foreign securities may entail risks not present in domestic investments. Since securities in which the Portfolios may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the

103

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 11 — CONCENTRATION OF INVESTMENT RISKS (continued)

U.S. dollar can significantly affect the value of the investments and earnings of the Portfolios. Foreign investments may also subject the Portfolios to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Portfolios investments.

NOTE 12 — REORGANIZATIONS

On April 28, 2007, BlackRock Large Cap Growth, as listed below (“Acquiring Portfolio”), acquired the assets and certain liabilities of ING American Century Select Portfolio, also listed below (“Acquired Portfolio”), in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio’s shareholders. The number and value of shares issued by the Acquiring Portfolio are presented in Note 8 — Capital Share Transactions. Net assets and unrealized appreciation as of the reorganization date were as follows:

		Total Net Assets	Total Net Assets		Acquired Portfolio
Acquiring	Acquired	of Acquired	of Acquiring	Acquired Capital Loss	Unrealized	Conversion
Portfolio	Portfolio	Portfolio (000’s)	Portfolio (000’s)	Carryforward (000’s)	Appreciation (000’s)	Ratio

BlackRock Large Cap Growth	ING American Century Select Portfolio	$309,021	$171,136	$14,435	$48,268	0.78

The net assets of BlackRock Large Cap Growth after the acquisition were approximately $480,156,861.

On April 28, 2007, FMRSM Diversified Mid Cap, as listed below (“Acquiring Portfolio”), acquired the assets and certain liabilities of ING Capital Guardian Small/ Mid Cap Portfolio, also listed below (“Acquired Portfolio”), in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio’s shareholders. The number and value of shares issued by the Acquiring Portfolio are presented in Note 8 — Capital Share Transactions. Net assets and unrealized appreciation as of the reorganization date were as follows:

		Total Net Assets	Total Net Assets		Acquired Portfolio
Acquiring	Acquired	of Acquired	of Acquiring	Acquired Capital Loss	Unrealized	Conversion
Portfolio	Portfolio	Portfolio (000’s)	Portfolio (000’s)	Carryforward (000’s)	Appreciation (000’s)	Ratio

FMRSM Diversified Mid Cap	ING Capital Guardian Small/Mid Cap Portfolio
Class ADV	Class ADV	$1	$6,636	$—	$—	0.96
Class I	Class I	1	88,317	—	—	0.95
Class S	Class S	433,739	697,221	131,809	81,197	0.96
Class S2	Class S2	9,520	46,682	2,893	1,632	0.96

		$443,261	$838,856	$134,702	$82,829

The net assets of FMRSM Diversified Mid Cap after the acquisition were approximately $1,282,118,050.

On December 16, 2006, BlackRock Large Cap Growth, as listed below (“Acquiring Portfolio”), acquired the assets and certain liabilities of ING VP LargeCap Growth Portfolio, also listed below (“Acquired Portfolio”), in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio’s shareholders. The number and value of shares issued by the Acquiring Portfolio are presented in Note 8 — Capital Share Transactions. Net assets and unrealized appreciation as of the reorganization date were as follows:

		Total Net Assets	Total Net Assets		Acquired Portfolio
Acquiring	Acquired	of Acquired	of Acquiring	Acquired Capital Loss	Unrealized	Conversion
Portfolio	Portfolio	Portfolio (000’s)	Portfolio (000’s)	Carryforward (000’s)	Appreciation (000’s)	Ratio

BlackRock Large Cap Growth	ING VP LargeCap Growth Portfolio	$2,171	$159,988	$—	$249	0.73

The net assets of BlackRock Large Cap Growth after the acquisition were approximately $162,158,271.

104

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 13 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2007	Year Ended December 31, 2006

	Ordinary	Ordinary	Long-Term
	Income	Income	Capital Gains

AllianceBernstein Mid Cap Growth	$—	$31,051,544	$48,772,640
BlackRock Inflation Protected Bond	1,434,651	—	—
BlackRock Large Cap Growth	—	3,716,084	7,138,936
BlackRock Large Cap Value	—	2,541,043	822,529
Capital Guardian U.S. Equities	—	3,418,038	40,013,127
FMRSM Diversified Mid Cap	—	29,534,424	44,981,026
FMRSM Large Cap Growth	—	506,805	—
Lord Abbett Affiliated	—	6,627,595	13,981,167
T. Rowe Price Capital Appreciation	—	37,778,297	172,389,432
T. Rowe Price Equity Income	—	23,852,011	44,956,399
Templeton Global Growth	—	3,859,922	47,197,257
UBS U.S. Allocation	—	1,669,406	—
Van Kampen Capital Growth	—	1,188,331	2,476,537
Van Kampen Global Franchise	—	5,852,545	11,444,001
Van Kampen Growth and Income	—	16,632,052	81,697,889
Van Kampen Real Estate	—	18,375,553	71,722 ,350
Wells Fargo Disciplined Value	—	1,616,257	—
Wells Fargo Small Cap Disciplined	—	3,892,752	97,364

105

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 13 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2006 were:

				Post-October	Post-October
	Undistributed	Undistributed	Unrealized	Capital	Currency
	Ordinary	Long Term	Appreciation/	Losses	Losses	Capital Loss	Expiration
	Income	Capital Gains	(Depreciation)	Deferred	Deferred	Carryforwards	Dates

AllianceBernstein Mid Cap Growth	$26,583,229	$13,854,906	$(18,919,386)	$(5,394,836)	$—	$—	—
BlackRock Large Cap Growth	—	—	13,559,688	—	—	—	—
BlackRock Large Cap Value	2,155,630	4,101,882	13,598,334	—	—	—	—
Capital Guardian U.S. Equities	8,711,908	41,879,244	98,987,756	—	—	—	—
FMRSM Diversified Mid Cap	1,590,693	5,200,471	71,152,121	—	—	(17,935,344)	2008
						(15,139,993)	2009

						$(33,075,337)

FMRSM Large Cap Growth	1,041,927	—	20,421,909	—	—	(17,367,949)	2014
FMRSM Mid Cap Growth	—	—	39,630,966	—	(16,421)	(820,383,855)	2010
Franklin Income	4,360,454	—	8,880,626	—	(20)	—	—
Lord Abbett Affiliated	6,234,208	628,806	28,188,482	—	—	—	—
T. Rowe Price Capital Appreciation	71,772,158	314,441,979	395,121,846	—	(85,836)	—	—
T. Rowe Price Equity Income	24,295,665	47,267,094	239,127,090	—	—	—	—
Templeton Global Growth	13,956,780	2,792,841	76,099,129	—	—	—	—
UBS U.S. Allocation	2,611,197	7,660,570	13,437,614	—	—	—	—
Van Kampen Capital Growth	122,494	3,386,278	19,109,524	(337,428)	—	—	—
Van Kampen Global Franchise	—	13,039,067	83,517,885	—	—	—	—
Van Kampen Growth and Income	20,550,894	61,528,297	192,869,722	—	—	—	—
Van Kampen Real Estate	28,679,259	106,436,426	439,383,683	—	(1,171)	—	—
Wells Fargo Disciplined Value	2,703,372	—	25,737,025	—	—	(71,440,830)	2010
Wells Fargo Small Cap Disciplined	—	—	9,306,316	—	—	—	—

Under U.S. federal income tax law, as specified in the Internal Revenue Code (the “Code”) and U.S. Treasury regulations, the Portfolios must meet various technical requirements relating to fund administration, portfolio investments, and “eligible investors” in the Portfolios. Complying with these requirements is a condition for beneficial tax treatment of certain insurance products that offer the Portfolios as investment options. The failure of the Portfolios to meet any of these complex requirements could result in an excise tax, administrative penalties imposed by the Internal Revenue Service, potential liability to insurers whose products include the Portfolios as investment options, and unanticipated costs associated with remedying a failure. It was disclosed in the Portfolio’s Annual Report for the year ended December 31, 2006, that an affiliate of a Portfolio’s investment adviser may have failed to limit the availability of T. Rowe Price Capital Appreciation for investment to “eligible investors” under the Code. Subsequent to the issuance of the Portfolio’s Annual Report, Management determined that it was more likely than not that there had been no adverse tax or other financial consequences to the Portfolios.

NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained upon challenge by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective for fiscal years beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. However, acknowledging the unique issues that FIN 48 presents for investment companies that calculate NAVs, the U.S. Securities and Exchange Commission (the “SEC”) has indicated that they would not object if a fund implements FIN 48 in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. For

106

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENTS (continued)

calendar year-end funds, this would be no later than their June 29, 2007 NAV and the effects of FIN 48 would be reflected in the funds’ semi-annual financial statements contained in their Form N-CSR filing. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. Management of the Portfolios has analyzed the tax positions of the Portfolios. To date, this analysis reflects no uncertain tax positions that have not met the more likely-than-not standard.

On September 15, 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), “Fair Value Measurements.” The new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). SFAS No. 157 also stipulates that, as a market-based measurement, fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability, and establishes a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. As of June 30, 2007, management of the Portfolios is currently assessing the impact, if any, that will result from adopting SFAS No. 157.

NOTE 15 — INFORMATION REGARDING TRADING OF
ING’S U.S. MUTUAL FUNDS

In 2004, DSL (formerly, known as Directed Services, Inc.) reported to the Boards of Trustees (the “Boards”) of the ING Funds that, like many U.S. financial services companies, ING Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. DSL has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, DSL reported that management of U.S. affiliates of ING Groep, including DSL (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.

DSL has advised the Boards that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. DSL further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, DSL has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

In September 2005, IFD, the distributor of certain ING Funds, settled an administrative proceeding with the NASD regarding three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered into formal and informal arrangements that permitted frequent trading. Under the terms of the Letter of Acceptance, Waiver and Consent (“AWC”) with the NASD, under which IFD neither admitted nor denied the allegations or findings, IFD consented to the following sanctions:

107

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 15 — INFORMATION REGARDING TRADING OF
ING’S U.S. MUTUAL FUNDS (continued)

(i) a censure; (ii) a fine of $1.5 million; (iii) restitution of approximately $1.44 million to certain ING Funds for losses attributable to excessive trading described in the AWC; and (iv) agreement to make certification to NASD regarding the review and establishment of certain procedures.

In addition to the arrangements discussed above, in 2004, DSL reported to the Boards that, at that time, these instances include the following, in addition to the arrangements subject to the AWC discussed above:

•	Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•	ReliaStar Life Insurance Company (“ReliaStar”) entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•	In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K and Form 8-K/A for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the SEC on October 29, 2004 and September 8, 2004. These Forms 8-K and Forms 8-K/A can be accessed through the SEC’s web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

DSL reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, DSL advised the Board that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, DSL reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•	ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. ING Investments reported to the Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•	ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•	The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•	ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•	ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance

108

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 15 — INFORMATION REGARDING TRADING OF
ING’S U.S. MUTUAL FUNDS (continued)

team to enhance controls and consistency in regulatory compliance.

Other Regulatory Matters

The New York Attorney General (the “NYAG”) and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request. In connection with one such investigation, affiliates of ING Investments were named in a petition for relief and cease and desist order filed by the New Hampshire Bureau of Securities Regulation (the “NH Bureau”) concerning their administration of the New Hampshire state employees deferred compensation plan.

On October 10, 2006, an affiliate of DSL entered into an assurance of discontinuance with the NYAG (the “NYAG Agreement”) regarding the endorsement of its products by the New York State United Teachers Union Member Benefits Trust (“NYSUT”) and the sale of their products to NYSUT members. Under the terms of the NYAG Agreement, the affiliate of ING Investments, without admitting or denying the NYAG’s findings, will distribute $30 million to NYSUT members, and/or former NYSUT members, who participated in the NYSUT-endorsed products at any point between January 1, 2001 and June 30, 2006. The affiliate also agreed with the NYAG’s office to develop a one-page disclosure that will further improve transparency and disclosure regarding retirement product fees (the “One-Page Disclosure”). Pursuant to the terms of the NYAG Agreement, the affiliate has agreed for a five year period to provide its retirement product customers with the One-Page Disclosure.

In addition, on the same date, these affiliates of ING Investments entered into a consent agreement with the NH Bureau (the “NH Agreement”) to resolve this petition for relief and cease and desist order. Under the terms of the NH Agreement, these affiliates of ING Investments, without admitting or denying the NH Bureau’s claims, have agreed to pay $3 million to resolve the matter, and for a five year period to provide their retirement product customers with the One-Page Disclosure described above. Other federal and state regulators could initiate similar actions in this or other areas of ING’s businesses.

In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate.

At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

NOTE 16 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2007, the following Portfolios declared dividends and distributions of:

	Per Share Amounts

	Net Investment	Short-Term	Long-Term
	Income	Capital Gains	Capital Gains	Payable Date	Record Date

AllianceBernstein Mid Cap Growth
Class ADV	$0.0153	$0.7792	$0.4107	July 5, 2007	June 29, 2007
Class I	$0.0376	$0.7792	$0.4107	July 5, 2007	June 29, 2007
Class S	$—	$0.7792	$0.4107	July 5, 2007	June 29, 2007
Class S2	$—	$0.7792	$0.4107	July 5, 2007	June 29, 2007

109

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 16 — SUBSEQUENT EVENTS (continued)

	Per Share Amounts

	Net Investment	Short-Term	Long-Term
	Income	Capital Gains	Capital Gains	Payable Date	Record Date

BlackRock Inflation Protected Bond
Class ADV	$0.0626	$—	$—	July 5, 2007	June 29, 2007
Class I	$0.0655	$—	$—	July 5, 2007	June 29, 2007
Class S	$0.0597	$—	$—	July 5, 2007	June 29, 2007
Class ADV	$0.0657	$—	$—	August 3, 2007	July 31, 2007
Class I	$0.0690	$—	$—	August 3, 2007	July 31, 2007
Class S	$0.0624	$—	$—	August 3, 2007	July 31, 2007

BlackRock Large Cap Value
Class ADV	$0.0167	$0.1085	$0.3338	July 5, 2007	June 29, 2007
Class I	$0.0808	$0.1085	$0.3338	July 5, 2007	June 29, 2007
Class S	$0.0523	$0.1085	$0.3338	July 5, 2007	June 29, 2007
Class S2	$0.0326	$0.1085	$0.3338	July 5, 2007	June 29, 2007

Capital Guardian U.S. Equities
Class ADV	$0.1053	$0.1345	$0.9822	July 5, 2007	June 29, 2007
Class I	$0.1053	$0.1345	$0.9822	July 5, 2007	June 29, 2007
Class S	$0.0705	$0.1345	$0.9822	July 5, 2007	June 29, 2007
Class S2	$0.0451	$0.1345	$0.9822	July 5, 2007	June 29, 2007

FMRSM Diversified Mid Cap
Class ADV	$0.0096	$—	$0.0605	July 5, 2007	June 29, 2007
Class I	$0.0391	$—	$0.0605	July 5, 2007	June 29, 2007
Class S	$0.0179	$—	$0.0605	July 5, 2007	June 29, 2007
Class S2	$0.0007	$—	$0.0605	July 5, 2007	June 29, 2007

FMRSM Large Cap Growth
Class ADV	$0.0058	$—	$—	July 5, 2007	June 29, 2007
Class I	$0.0250	$—	$—	July 5, 2007	June 29, 2007
Class S	$0.0044	$—	$—	July 5, 2007	June 29, 2007
Class S2	$—	$—	$—	July 5, 2007	June 29, 2007

Franklin Income
Class ADV	$0.1264	$0.0161	$—	July 5, 2007	June 29, 2007
Class I	$0.1263	$0.0161	$—	July 5, 2007	June 29, 2007
Class S	$0.1207	$0.0161	$—	July 5, 2007	June 29, 2007
Class S2	$0.1193	$0.0161	$—	July 5, 2007	June 29, 2007

Lord Abbett Affiliated
Class ADV	$0.1897	$0.2636	$0.0490	July 5, 2007	June 29, 2007
Class I	$0.2510	$0.2636	$0.0490	July 5, 2007	June 29, 2007
Class S	$0.2154	$0.2636	$0.0490	July 5, 2007	June 29, 2007
Class S2	$0.2074	$0.2636	$0.0490	July 5, 2007	June 29, 2007

T. Rowe Price Capital Appreciation
Class ADV	$0.4585	$0.0980	$2.6061	July 5, 2007	June 29, 2007
Class I	$0.5559	$0.0980	$2.6061	July 5, 2007	June 29, 2007
Class S	$0.4973	$0.0980	$2.6061	July 5, 2007	June 29, 2007
Class S2	$0.4593	$0.0980	$2.6061	July 5, 2007	June 29, 2007

T. Rowe Price Equity Income
Class ADV	$0.1634	$0.0511	$0.5197	July 5, 2007	June 29, 2007
Class I	$0.2511	$0.0511	$0.5197	July 5, 2007	June 29, 2007
Class S	$0.2152	$0.0511	$0.5197	July 5, 2007	June 29, 2007
Class S2	$0.2055	$0.0511	$0.5197	July 5, 2007	June 29, 2007

Templeton Global Growth
Class ADV	$0.1792	$0.2477	$0.0795	July 5, 2007	June 29, 2007
Class I	$0.1792	$0.2477	$0.0795	July 5, 2007	June 29, 2007
Class S	$0.1481	$0.2477	$0.0795	July 5, 2007	June 29, 2007
Class S2	$0.1295	$0.2477	$0.0795	July 5, 2007	June 29, 2007

110

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 16 — SUBSEQUENT EVENTS (continued)

	Per Share Amounts

	Net Investment	Short-Term	Long-Term
	Income	Capital Gains	Capital Gains	Payable Date	Record Date

UBS U.S. Allocation
Class ADV	$0.2071	$0.0508	$0.8014	July 5, 2007	June 29, 2007
Class I	$0.2560	$0.0508	$0.8014	July 5, 2007	June 29, 2007
Class S	$0.2239	$0.0508	$0.8014	July 5, 2007	June 29, 2007
Class S2	$0.2109	$0.0508	$0.8014	July 5, 2007	June 29, 2007

Van Kampen Capital Growth
Class ADV	$—	$0.0159	$0.4221	July 5, 2007	June 29, 2007
Class I	$—	$0.0159	$0.4221	July 5, 2007	June 29, 2007
Class S	$—	$0.0159	$0.4221	July 5, 2007	June 29, 2007
Class S2	$—	$0.0159	$0.4221	July 5, 2007	June 29, 2007

Van Kampen Global Franchise
Class ADV	$—	$—	$0.4938	July 5, 2007	June 29, 2007
Class I	$—	$—	$0.4938	July 5, 2007	June 29, 2007
Class S	$—	$—	$0.4938	July 5, 2007	June 29, 2007
Class S2	$—	$—	$0.4938	July 5, 2007	June 29, 2007

Van Kampen Growth and Income
Class ADV	$0.3511	$0.1470	$1.7184	July 5, 2007	June 29, 2007
Class I	$0.4998	$0.1470	$1.7184	July 5, 2007	June 29, 2007
Class S	$0.4296	$0.1470	$1.7184	July 5, 2007	June 29, 2007
Class S2	$0.3919	$0.1470	$1.7184	July 5, 2007	June 29, 2007

Van Kampen Real Estate
Class ADV	$0.4544	$0.4785	$3.3894	July 5, 2007	June 29, 2007
Class I	$0.5118	$0.4785	$3.3894	July 5, 2007	June 29, 2007
Class S	$0.4166	$0.4785	$3.3894	July 5, 2007	June 29, 2007
Class S2	$0.3731	$0.4785	$3.3894	July 5, 2007	June 29, 2007

Wells Fargo Disciplined Value
Class ADV	$0.2304	$—	$—	July 5, 2007	June 29, 2007
Class I	$0.2313	$—	$—	July 5, 2007	June 29, 2007
Class S	$0.1832	$—	$—	July 5, 2007	June 29, 2007
Class S2	$0.1660	$—	$—	July 5, 2007	June 29, 2007

111

PORTFOLIO OF INVESTMENTS
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED)

Industry Allocation

as of June 30, 2007
(as a percent of net assets)
Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 100.0%
		Aerospace/ Defense: 1.0%
128,850	@@,L	Empresa Brasileira de Aeronautica SA ADR	$6,211,859

			6,211,859

		Airlines: 1.9%
347,320	@,L	Continental Airlines, Inc.	11,763,728

			11,763,728

		Apparel: 1.1%
69,015		Polo Ralph Lauren Corp.	6,771,062

			6,771,062

		Biotechnology: 8.3%
529,740	@,L	Affymetrix, Inc.	13,185,229
871,308	@	Applera Corp. — Celera Genomics Group	10,804,219
142,200	@	Celgene Corp.	8,152,326
1,152,450	@,@@, L	Compugen Ltd.	3,353,630
10,700	@,L	Illumina, Inc.	434,313
199,000	@,L	Myriad Genetics, Inc.	7,400,810
388,700	@,@@, L	Qiagen NV	6,914,973

			50,245,500

		Building Materials: 1.8%
85,500		American Standard Cos., Inc.	5,042,790
73,100	@	Genlyte Group, Inc.	5,741,274

			10,784,064

		Commercial Services: 5.5%
219,070	@	Apollo Group, Inc.	12,800,260
195,435	@	Monster Worldwide, Inc.	8,032,379
232,600	@,L	Quanta Services, Inc.	7,133,842
149,510	@,L	Vistaprint Ltd.	5,718,758

			33,685,239

		Computers: 2.5%
525,331	@	Network Appliance, Inc.	15,339,665

			15,339,665

		Cosmetics/ Personal Care: 1.8%
196,190	@,L	Bare Escentuals, Inc.	6,699,889
91,500		Estee Lauder Cos., Inc.	4,164,165

			10,864,054

		Diversified Financial Services: 6.0%
24,015	L	Chicago Mercantile Exchange Holdings, Inc.	12,832,655
228,300	@,L	Interactive Brokers Group, Inc.	6,193,779
394,760	@,L	Nasdaq Stock Market, Inc.	11,728,320
303,470	@,L	TD Ameritrade Holding Corp.	6,069,400

			36,824,154

		Electric: 2.0%
291,300	@	AES Corp.	6,373,644
143,730		ITC Holdings Corp.	5,839,750

			12,213,394

		Electronics: 2.0%
148,030	@,L	Itron, Inc.	11,537,458
15,500	@	Trimble Navigation Ltd.	499,100

			12,036,558

		Energy — Alternate Sources: 0.1%
9,300	@,L	First Solar, Inc.	830,397

			830,397

		Hand/ Machine Tools: 1.0%
125,835	L	Baldor Electric Co.	6,201,149

			6,201,149

		Healthcare — Products: 8.1%
1,580,562	@,L	Cepheid, Inc.	23,076,205
1,472,015	@,L	Cerus Corp.	9,950,821
519,930	@,@@, L	Given Imaging Ltd.	16,341,400

			49,368,426

		Internet: 7.9%
183,800	@,L	Akamai Technologies, Inc.	8,940,032
754,368	@,L	Audible, Inc.	7,604,029
62,210	@@	Ctrip.com International Ltd. ADR	4,891,572
3,012,352	@	Move, Inc.	13,495,337
432,270	@,@@	Shanda Interactive Entertainment Ltd. ADR	13,400,370

			48,331,340

		Lodging: 2.3%
110,280	@,W,L	Gaylord Entertainment Co.	5,915,419
84,000		Hilton Hotels Corp.	2,811,480
60,090	@,L	Wynn Resorts Ltd.	5,389,472

			14,116,371

		Oil & Gas: 1.0%
171,600		Chesapeake Energy Corp.	5,937,360

			5,937,360

See Accompanying Notes to Financial Statements

112

PORTFOLIO OF INVESTMENTS
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Oil & Gas Services: 1.1%
80,700	@	FMC Technologies, Inc.	$6,393,054

			6,393,054

		Pipelines: 1.1%
387,300		El Paso Corp.	6,673,179

			6,673,179

		Retail: 3.0%
70,730	@,L	Chipotle Mexican Grill, Inc.	6,031,854
268,370	@,L	Coldwater Creek, Inc.	6,234,235
136,240	@,L	Under Armour, Inc.	6,219,356

			18,485,445

		Semiconductors: 19.3%
1,744,148	@,L	Advanced Micro Devices, Inc.	24,941,316
244,651	@	Broadcom Corp.	7,156,042
71,725	@,L	Formfactor, Inc.	2,747,068
281,810	@,L	International Rectifier Corp.	10,500,241
286,764		KLA-Tencor Corp.	15,757,682
255,968	@	Lam Research Corp.	13,156,755
445,510	@,L	Netlogic Microsystems, Inc.	14,185,038
165,620	@	Nvidia Corp.	6,841,762
297,538	@	Silicon Laboratories, Inc.	10,297,790
295,430	@	Varian Semiconductor Equipment Associates, Inc.	11,834,926

			117,418,620

		Software: 8.3%
341,300	@	Activision, Inc.	6,372,071
284,047	@	Navteq Corp.	12,026,550
352,650	@,L	Nuance Communications, Inc.	5,899,835
595,745	@	Red Hat, Inc.	13,273,199
309,256	@	Salesforce.com, Inc.	13,254,712

			50,826,367

		Telecommunications: 12.9%
186,900	@,L	Ciena Corp.	6,752,697
117,800	@,L	Infinera Corp.	2,935,576
1,685,731	@,L	JDS Uniphase Corp.	22,639,365
852,122	@	Juniper Networks, Inc.	21,447,911
3,153,535	@,L	Level 3 Communications, Inc.	18,448,180
219,702	@,L	NeuStar, Inc.	6,364,767

			78,588,496

		Total Common Stock (Cost $569,736,814)	609,909,481

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 29.2%
	Securities Lending CollateralCC: 29.2%
$177,965,000	The Bank of New York Institutional Cash Reserves Fund	$177,965,000

	Total Short-Term Investments (Cost $177,965,000)	177,965,000

Total Investments in Securities (Cost $747,701,814)*	129.2%	$787,874,481
Other Assets and Liabilities-Net	(29.2)	(178,253,681)

Net Assets	100.0%	$609,620,800

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security
L	Loaned security, a portion or all of the security is on loan at June 30, 2007.
*	Cost for federal income tax purposes is $765,860,468
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$60,371,324
Gross Unrealized Depreciation	(38,357,311)

Net Unrealized Appreciation	$22,014,013

See Accompanying Notes to Financial Statements

113

PORTFOLIO OF INVESTMENTS
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED)

Investment Type Allocation

as of June 30, 2007
(as a percent of net assets)
Portfolio holdings are subject to change daily.

Principal
Amount			Value

CORPORATE BONDS/ NOTES: 0.4%
		Diversified Financial Services: 0.4%
$800,000		SLM Corp., 4.690%, due 01/31/14	$652,064

		Total Corporate Bonds/ Notes (Cost $688,184)	652,064

U.S. GOVERNMENT AGENCY OBLIGATIONS: 2.2%
		Federal National Mortgage Corporation: 2.2%
4,000,000	W	5.500%, due 07/15/34	3,858,124

		Total U.S. Government Agency Obligations (Cost $3,816,563)	3,858,124

U.S. TREASURY OBLIGATIONS: 94.8%
		U.S. Treasury Bonds: 0.1%
280,000		4.625%, due 11/15/16	271,447

			271,447

		Treasury Inflation Indexed Protected Securities: 94.7%
10,697,353		0.875%, due 04/15/10	10,162,496
7,885,575		1.625%, due 01/15/15	7,332,355
1,339,167		1.875%, due 07/15/13	1,284,973
4,951,716		1.875%, due 07/15/15	4,680,922
9,839,193		2.000%, due 04/15/12	9,552,479
12,953,272		2.000%, due 01/15/14	12,452,356
8,991,300		2.000%, due 07/15/14	8,633,761
4,680,913		2.000%, due 01/15/16	4,445,772
7,914,336		2.000%, due 01/15/26	7,171,132
531,068		2.375%, due 04/15/11	525,426
22,245,455		2.375%, due 01/15/17	21,725,824
11,047,238		2.375%, due 01/15/25	10,626,073
11,786,350		2.375%, due 01/15/27	11,322,274
2,046,880		2.500%, due 07/15/16	2,024,653
258,644		3.000%, due 07/15/12	263,736
8,439,073		3.375%, due 01/15/12	8,713,351
4,471,411		3.375%, due 04/15/32	5,147,717
1,430,986		3.500%, due 01/15/11	1,472,686
2,338,539		3.625%, due 04/15/28	2,709,966
2,173,983		3.875%, due 01/15/09	2,209,312
7,487,043		3.875%, due 04/15/29	9,041,780
22,831,301		4.250%, due 01/15/10	23,703,548

			165,202,592

		Total U.S. Treasury Obligations (Cost $168,758,131)	165,474,039

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.5%
		Collateralized Mortgage Obligations: 0.5%
775,000	C	Wachovia Bank Commercial Mortgage Trust, 5.951%, due 05/15/43	772,794

		Total Collateralized Mortgage Obligations (Cost $769,278)	772,794

Total Investments in Securities (Cost $174,032,156)*	97.9%	$170,757,021
Other Assets and Liabilities-Net	2.1	3,727,111

Net Assets	100.0%	$174,484,132

C	Bond may be called prior to maturity date.
W	When-issued or delayed delivery security
*	Cost for federal income tax purposes is $174,048,533.
Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$64,837
Gross Unrealized Depreciation	(3,356,349)

Net Unrealized Depreciation	$(3,291,512)

At June 30, 2007 the following forward currency contracts were outstanding for the ING BlackRock Inflation Protected Bond Portfolio:

			In		Unrealized
		Settlement	Exchange		Appreciation/
Currency	Buy/Sell	Date	For	Value	(Depreciation)

			USD
British Pound Sterling GBP 2,531,400	Buy	7/18/07	5,056,747	5,082,173	$25,426
Mexico Pesos MXN 4,973,000	Buy	7/18/07	463,160	459,842	(3,318)

					$22,108

British Pound Sterling GBP 2,542,000	Sell	7/18/07	5,064,510	5,103,454	$(38,944)
Mexico Pesos MXN 3,305,000	Sell	7/18/07	304,396	305,606	(1,210)
Mexico Pesos MXN 1,566,500	Sell	7/18/07	143,894	144,851	(957)

					$(41,111)

See Accompanying Notes to Financial Statements

114

PORTFOLIO OF INVESTMENTS
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

ING BlackRock Inflation Protected Bond Portfolio Open Futures Contracts on June 30, 2007

	Number	Notional		Unrealized
	of	Market	Expiration	Appreciation/
Contract Description	Contracts	Value ($)	Date	(Depreciation)

Long Contracts
Euro-Bund	25	3,747,378	09/06/07	$(3,928)
U.S. Treasury Long Bond	121	13,037,750	09/19/07	201,443

				$197,515

Short Contracts
90-Day Eurodollar	239	(56,657,938)	06/16/08	$(110,293)
U.S. Treasury 2-Year Note	93	(18,951,657)	09/28/07	(39,440)
U.S. Treasury 10-Year Note	126	(13,318,594)	09/19/07	(128,833)

				$(278,566)

See Accompanying Notes to Financial Statements

115

PORTFOLIO OF INVESTMENTS
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED)

Industry Allocation

as of June 30, 2007
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 99.9%
		Advertising: 1.2%
103,000		Omnicom Group	$5,450,760

			5,450,760

		Aerospace/ Defense: 3.4%
4,000		DRS Technologies, Inc.	229,080
49,000		L-3 Communications Holdings, Inc.	4,772,110
63,000		Lockheed Martin Corp.	5,930,190
93,000		Raytheon Co.	5,011,770

			15,943,150

		Airlines: 2.1%
190,000	@,L	AMR Corp.	5,006,500
150,000	@,L	Continental Airlines, Inc.	5,080,500

			10,087,000

		Apparel: 0.8%
80,000	@	Coach, Inc.	3,791,200

			3,791,200

		Biotechnology: 1.0%
66,000	@	Invitrogen Corp.	4,867,500

			4,867,500

		Chemicals: 2.5%
102,000		Cabot Corp.	4,863,360
54,000	L	International Flavors & Fragrances, Inc.	2,815,560
66,000		Sherwin-Williams Co.	4,387,020

			12,065,940

		Commercial Services: 5.7%
132,000	@@	Accenture Ltd.	5,661,480
194,000	@	Convergys Corp.	4,702,560
44,000	@	ITT Educational Services, Inc.	5,164,720
52,000		Manpower, Inc.	4,796,480
67,000		McKesson Corp.	3,995,880
95,000	@	Quanta Services, Inc.	2,913,650

			27,234,770

		Computers: 12.3%
234,000	@,L	Cadence Design Systems, Inc.	5,138,640
318,000	@	Dell, Inc.	9,078,900
190,000		Electronic Data Systems Corp.	5,268,700
384,000	@	EMC Corp.	6,950,400
212,000		Hewlett-Packard Co.	9,459,440
119,000		International Business Machines Corp.	12,524,750
93,000	@	NCR Corp.	4,886,220
181,000	@	Synopsys, Inc.	4,783,830

			58,090,880

		Diversified Financial Services: 2.1%
31,000		Goldman Sachs Group, Inc.	6,719,250
119,000		Janus Capital Group, Inc.	3,312,960

			10,032,210

		Electrical Components & Equipment: 1.1%
53,000	@,L	Energizer Holdings, Inc.	5,278,800

			5,278,800

		Electronics: 4.9%
99,000	@	Agilent Technologies, Inc.	3,805,560
119,000	@	Avnet, Inc.	4,717,160
53,000	@,@@	Mettler Toledo International, Inc.	5,062,030
84,000	@	Thomas & Betts Corp.	4,872,000
82,000	@	Waters Corp.	4,867,520

			23,324,270

		Food: 2.1%
110,000		HJ Heinz Co.	5,221,700
163,000		Kroger Co.	4,585,190

			9,806,890

		Healthcare — Products: 2.3%
97,000	@,L	Kinetic Concepts, Inc.	5,041,090
66,000	@	Zimmer Holdings, Inc.	5,602,740

			10,643,830

		Healthcare — Services: 7.8%
124,000		Aetna, Inc.	6,125,600
93,000	@	Coventry Health Care, Inc.	5,361,450
79,000	@	Humana, Inc.	4,811,890
66,000	@,L	Laboratory Corp. of America Holdings	5,165,160
177,000	L	UnitedHealth Group, Inc.	9,051,780
79,000	@	WellPoint, Inc.	6,306,570

			36,822,450

		Housewares: 0.2%
18,000	L	Toro Co.	1,060,020

			1,060,020

		Insurance: 1.6%
33,000		AMBAC Financial Group, Inc.	2,877,270
102,000	L	CNA Financial Corp.	4,864,380

			7,741,650

		Internet: 1.1%
146,000	@	McAfee, Inc.	5,139,200

			5,139,200

		Machinery — Construction & Mining: 0.7%
41,000	@	Terex Corp.	3,333,300

			3,333,300

See Accompanying Notes to Financial Statements

116

PORTFOLIO OF INVESTMENTS
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Machinery — Diversified: 1.6%
53,000	@	AGCO Corp.	$2,300,730
66,000		Manitowoc Co., Inc.	5,305,080

			7,605,810

		Media: 3.3%
214,000	@	DIRECTV Group, Inc.	4,945,540
71,000		Meredith Corp.	4,373,600
185,000		Walt Disney Co.	6,315,900

			15,635,040

		Mining: 1.1%
57,000	L	Southern Copper Corp.	5,372,820

			5,372,820

		Miscellaneous Manufacturing: 1.3%
106,000		Honeywell International, Inc.	5,965,680

			5,965,680

		Office Furnishings: 1.0%
243,000		Steelcase, Inc.	4,495,500

			4,495,500

		Oil & Gas: 3.3%
76,000		ExxonMobil Corp.	6,374,880
66,000		Holly Corp.	4,896,540
79,000	L	Tesoro Petroleum Corp.	4,514,850

			15,786,270

		Packaging & Containers: 3.3%
203,000	@	Crown Holdings, Inc.	5,068,910
57,000	@	Owens-Illinois, Inc.	1,995,000
132,000	@	Pactiv Corp.	4,209,480
137,000	L	Sealed Air Corp.	4,249,740

			15,523,130

		Pharmaceuticals: 6.1%
56,160		AmerisourceBergen Corp.	2,778,235
22,000		Eli Lilly & Co.	1,229,360
110,000	@	Express Scripts, Inc.	5,501,100
106,000	@	Forest Laboratories, Inc.	4,838,900
71,000	@	Medco Health Solutions, Inc.	5,537,290
77,945		Pfizer, Inc.	1,993,054
230,000		Schering-Plough Corp.	7,001,200

			28,879,139

		Real Estate: 1.0%
128,000	@,L	CB Richard Ellis Group, Inc.	4,672,000

			4,672,000

		Retail: 9.3%
40,000	@	Autozone, Inc.	5,464,800
110,000	@	Big Lots, Inc.	3,236,200
119,000	@	Dollar Tree Stores, Inc.	5,182,450
146,000		Family Dollar Stores, Inc.	5,010,720
84,000	@	Kohl’s Corp.	5,966,520
78,000		Men’s Wearhouse, Inc.	3,983,460
112,000	L	Nordstrom, Inc.	5,725,440
150,000	L	RadioShack Corp.	4,971,000
146,000		Ross Stores, Inc.	4,496,800

			44,037,390

		Semiconductors: 4.5%
335,000		Applied Materials, Inc.	6,656,450
318,000	@	Integrated Device Technology, Inc.	4,855,860
97,000	L	KLA-Tencor Corp.	5,330,150
163,000	@,L	Novellus Systems, Inc.	4,624,310

			21,466,770

		Software: 6.9%
154,000	@	BMC Software, Inc.	4,666,200
1,000	L	CA, Inc.	25,830
258,000	@	Compuware Corp.	3,059,880
397,000		Microsoft Corp.	11,699,590
477,000	@	Oracle Corp.	9,401,670
124,000	L	Total System Services, Inc.	3,659,240

			32,512,410

		Telecommunications: 3.2%
552,000	@	Cisco Systems, Inc.	15,373,200

			15,373,200

		Transportation: 1.1%
75,000		Tidewater, Inc.	5,316,000

			5,316,000

		Total Common Stock (Cost $448,874,505)	473,354,979

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 7.2%
	Securities Lending CollateralCC: 7.2%
$34,146,000	The Bank of New York Institutional Cash Reserves Fund	$34,146,000

	Total Short-Term Investments (Cost $34,146,000)	34,146,000

Total Investments in Securities (Cost $483,020,505)*	107.1%	$507,500,979
Other Assets and Liabilities-Net	(7.1)	(33,444,943)

Net Assets	100.0%	$474,056,036

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2007.
*	Cost for federal income tax purposes is $483,130,524.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$27,485,183
Gross Unrealized Depreciation	(3,114,728)

Net Unrealized Appreciation	$24,370,455

See Accompanying Notes to Financial Statements

117

PORTFOLIO OF INVESTMENTS
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED)

Industry Allocation

as of June 30, 2007
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 99.5%
		Aerospace/ Defense: 3.4%
1,000		DRS Technologies, Inc.	$57,270
23,000		L-3 Communications Holdings, Inc.	2,239,970
1,000		Lockheed Martin Corp.	94,130
24,000		Northrop Grumman Corp.	1,868,880
39,000		Raytheon Co.	2,101,710

			6,361,960

		Airlines: 1.0%
73,000	@,L	AMR Corp.	1,923,550

			1,923,550

		Banks: 0.8%
31,000		Bank of America Corp.	1,515,590

			1,515,590

		Biotechnology: 1.9%
38,000	@	Biogen Idec, Inc.	2,033,000
21,000	@	Invitrogen Corp.	1,548,750

			3,581,750

		Chemicals: 3.0%
29,000	L	Albemarle Corp.	1,117,370
7,000		Cabot Corp.	333,760
13,000	L	EI DuPont de Nemours & Co.	660,920
10,000		FMC Corp.	893,900
12,000		International Flavors & Fragrances, Inc.	625,680
2,000		Lubrizol Corp.	129,100
27,000		Sherwin-Williams Co.	1,794,690

			5,555,420

		Commercial Services: 3.5%
25,000	@	Convergys Corp.	606,000
18,000		Manpower, Inc.	1,660,320
32,000		McKesson Corp.	1,908,480
25,000	@,L	Quanta Services, Inc.	766,750
31,000		RR Donnelley & Sons Co.	1,348,810
17,000		Service Corp. International	217,260

			6,507,620

		Computers: 6.7%
90,000	@,L	Cadence Design Systems, Inc.	1,976,400
10,000	@	Computer Sciences Corp.	591,500
74,000	L	Electronic Data Systems Corp.	2,052,020
113,000	@	EMC Corp.	2,045,300
41,000		Hewlett-Packard Co.	1,829,420
25,000		International Business Machines Corp.	2,631,250
11,000	@	NCR Corp.	577,940
33,000	@	Synopsys, Inc.	872,190

			12,576,020

		Diversified Financial Services: 9.6%
12,000		Bear Stearns Cos., Inc.	1,680,000
56,000		Citigroup, Inc.	2,872,240
14,000		Goldman Sachs Group, Inc.	3,034,500
63,000		Janus Capital Group, Inc.	1,753,920
120,000		JP Morgan Chase & Co.	5,814,000
37,000		Lehman Brothers Holdings, Inc.	2,757,240

			17,911,900

		Electric: 0.7%
82,000	L	CMS Energy Corp.	1,410,400

			1,410,400

		Electrical Components & Equipment: 0.7%
14,000	@,L	Energizer Holdings, Inc.	1,394,400

			1,394,400

		Electronics: 1.0%
48,000	@,L	Avnet, Inc.	1,902,720

			1,902,720

		Food: 4.5%
44,000		HJ Heinz Co.	2,088,680
70,000		Kroger Co.	1,969,100
65,000		Safeway, Inc.	2,211,950
91,000		Tyson Foods, Inc.	2,096,640

			8,366,370

		Forest Products & Paper: 1.3%
61,000	L	International Paper Co.	2,382,050

			2,382,050

		Gas: 0.6%
59,000		NiSource, Inc.	1,221,890

			1,221,890

		Healthcare — Products: 0.1%
4,000	@	Kinetic Concepts, Inc.	207,880

			207,880

		Healthcare — Services: 3.1%
40,000		Aetna, Inc.	1,976,000
4,000	@	Coventry Health Care, Inc.	230,600
4,000	@	Health Net, Inc.	211,200
13,000	@	Humana, Inc.	791,830
32,000	@	WellPoint, Inc.	2,554,560

			5,764,190

		Insurance: 14.4%
24,000		AMBAC Financial Group, Inc.	2,092,560
20,000		American Financial Group, Inc.	683,000
74,000		American International Group, Inc.	5,182,220

See Accompanying Notes to Financial Statements

118

PORTFOLIO OF INVESTMENTS
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Insurance (continued)
52,000		AON Corp.	$2,215,720
35,000		Chubb Corp.	1,894,900
35,000		Cigna Corp.	1,827,700
16,000		CNA Financial Corp.	763,040
9,000		Hanover Insurance Group, Inc.	439,110
12,000		Loews Corp.	611,760
25,000	L	Metlife, Inc.	1,612,000
1,000	@@	PartnerRe Ltd.	77,500
29,000		Prudential Financial, Inc.	2,819,670
26,000		Safeco Corp.	1,618,760
53,000		Travelers Cos., Inc.	2,835,500
69,000	L	UnumProvident Corp.	1,801,590
5,000	@@	XL Capital Ltd.	421,450

			26,896,480

		Internet: 1.0%
54,000	@	McAfee, Inc.	1,900,800

			1,900,800

		Iron/ Steel: 1.8%
31,000		Nucor Corp.	1,818,150
15,000		United States Steel Corp.	1,631,250

			3,449,400

		Machinery — Diversified: 0.3%
11,000	@	AGCO Corp.	477,510

			477,510

		Media: 1.5%
82,000		Walt Disney Co.	2,799,480

			2,799,480

		Miscellaneous Manufacturing: 4.6%
124,000		General Electric Co.	4,746,720
36,000		Honeywell International, Inc.	2,026,080
20,000		SPX Corp.	1,756,200
1,000		Teleflex, Inc.	81,780

			8,610,780

		Office/ Business Equipment: 1.2%
126,000	@	Xerox Corp.	2,328,480

			2,328,480

		Oil & Gas: 13.9%
75,000		Chevron Corp.	6,318,000
131,000		ExxonMobil Corp.	10,988,280
43,000		Frontier Oil Corp.	1,882,110
48,000		Marathon Oil Corp.	2,878,080
3,000		Sunoco, Inc.	239,040
30,000	L	Tesoro Petroleum Corp.	1,714,500
27,000		Valero Energy Corp.	1,994,220

			26,014,230

		Packaging & Containers: 0.3%
5,000	@	Owens-Illinois, Inc.	175,000
11,000	L	Sealed Air Corp.	341,220

			516,220

		Pharmaceuticals: 6.2%
41,000		AmerisourceBergen Corp.	2,028,270
37,000		Eli Lilly & Co.	2,067,560
93,000	@,L	King Pharmaceuticals, Inc.	1,902,780
24,000	@	Medco Health Solutions, Inc.	1,871,760
42,000		Merck & Co., Inc.	2,091,600
61,000		Pfizer, Inc.	1,559,770

			11,521,740

		Retail: 3.4%
43,000	@	Dollar Tree Stores, Inc.	1,872,650
55,000		Family Dollar Stores, Inc.	1,887,600
12,000		Nordstrom, Inc.	613,440
58,000	L	RadioShack Corp.	1,922,120

			6,295,810

		Semiconductors: 1.8%
33,000	@	Integrated Device Technology, Inc.	503,910
17,000	L	KLA-Tencor Corp.	934,150
65,000	@,L	Novellus Systems, Inc.	1,844,050

			3,282,110

		Software: 1.4%
38,000	@	BMC Software, Inc.	1,151,400
126,000	@	Compuware Corp.	1,494,360

			2,645,760

		Telecommunications: 2.6%
53,000		AT&T, Inc.	2,199,500
26,000		Citizens Communications Co.	397,020
238,000	@,L	Qwest Communications International, Inc.	2,308,600

			4,905,120

		Toys/ Games/ Hobbies: 2.2%
65,000	L	Hasbro, Inc.	2,041,650
83,000	L	Mattel, Inc.	2,099,070

			4,140,720

		Transportation: 1.0%
26,000	L	Tidewater, Inc.	1,842,880

			1,842,880

		Total Common Stock (Cost $167,647,338)	186,211,230

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 10.4%
	Securities Lending CollateralCC: 10.4%
$19,393,000	The Bank of New York Institutional Cash Reserves Fund	$19,393,000

	Total Short-Term Investments (Cost $19,393,000)	19,393,000

Total Investments in Securities (Cost $187,040,338)*	109.9%	$205,604,230
Other Assets and Liabilities-Net	(9.9)	(18,482,689)

Net Assets	100.0%	$187,121,541

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2007.
*	Cost for federal income tax purposes is $187,131,420.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$19,593,090
Gross Unrealized Depreciation	(1,120,280)

Net Unrealized Appreciation	$18,472,810

See Accompanying Notes to Financial Statements

119

PORTFOLIO OF INVESTMENTS
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED)

Industry Allocation

as of June 30, 2007
(as a percent of net assets)
Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 96.2%
		Advertising: 0.7%
51,500	@,L	Getty Images, Inc.	$2,462,215
32,000	L	Omnicom Group	1,693,440

			4,155,655

		Aerospace/ Defense: 1.5%
8,100	@,L	Alliant Techsystems, Inc.	803,115
12,300		Boeing Co.	1,182,768
94,200		United Technologies Corp.	6,681,606

			8,667,489

		Agriculture: 1.1%
91,300		Altria Group, Inc.	6,403,782

			6,403,782

		Apparel: 0.4%
88,012	@,L	Hanesbrands, Inc.	2,378,964

			2,378,964

		Auto Manufacturers: 1.0%
361,100	L	Ford Motor Co.	3,401,562
65,100	L	General Motors Corp.	2,460,780

			5,862,342

		Auto Parts & Equipment: 0.4%
21,100		Johnson Controls, Inc.	2,442,747

			2,442,747

		Banks: 4.4%
32,900	L	Capital One Financial Corp.	2,580,676
71,100		Fifth Third Bancorp.	2,827,647
16,900	L	SunTrust Banks, Inc.	1,449,006
202,109	L	Wachovia Corp.	10,358,086
217,900		Wells Fargo & Co.	7,663,543

			24,878,958

		Beverages: 1.9%
19,800		Anheuser-Busch Cos., Inc.	1,032,768
53,400		Coca-Cola Co.	2,793,354
111,200		PepsiCo, Inc.	7,211,320

			11,037,442

		Biotechnology: 1.3%
69,100	@	Genentech, Inc.	5,228,106
176,200	@,L	Millennium Pharmaceuticals, Inc.	1,862,434

			7,090,540

		Building Materials: 0.7%
51,000		American Standard Cos., Inc.	3,007,980
24,800	@,L	Owens Corning, Inc.	834,024

			3,842,004

		Chemicals: 1.2%
16,000	L	EI DuPont de Nemours & Co.	813,440
7,100	L	Huntsman Corp.	172,601
69,700	@@	Methanex Corp.	1,752,258
46,800	@@	Potash Corp. of Saskatchewan	3,648,996
12,500	L	Rohm & Haas Co.	683,500

			7,070,795

		Coal: 0.4%
62,400	L	Arch Coal, Inc.	2,171,520

			2,171,520

		Commercial Services: 0.2%
12,600	@	Alliance Data Systems Corp.	973,728

			973,728

		Computers: 4.5%
17,200	@	Affiliated Computer Services, Inc.	975,584
342,100	@,L	Brocade Communications Systems, Inc.	2,675,222
149,700	@	Dell, Inc.	4,273,935
41,500		Hewlett-Packard Co.	1,851,730
60,700	@,@@, L	Qimonda AG ADR	937,815
153,800	@,L	Sandisk Corp.	7,526,972
224,700	@@,L	Seagate Technology, Inc.	4,891,719
426,500	@,L	Sun Microsystems, Inc.	2,243,390

			25,376,367

		Cosmetics/ Personal Care: 0.4%
62,100		Avon Products, Inc.	2,282,175

			2,282,175

		Diversified Financial Services: 5.6%
58,300	@,L	AmeriCredit Corp.	1,547,865
78,000		Fannie Mae	5,095,740
43,900		Freddie Mac	2,664,730
7,400		Goldman Sachs Group, Inc.	1,603,950
25,100	L	IndyMac Bancorp., Inc.	732,167
202,360		JP Morgan Chase & Co.	9,804,342
38,600	L	Lehman Brothers Holdings, Inc.	2,876,472
11,300		Merrill Lynch & Co., Inc.	944,454
115,200		SLM Corp.	6,633,216

			31,902,936

		Electric: 1.8%
104,500	@	AES Corp.	2,286,460
20,300	@	Allegheny Energy, Inc.	1,050,322
98,000	L	CMS Energy Corp.	1,685,600

See Accompanying Notes to Financial Statements

120

PORTFOLIO OF INVESTMENTS
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Electric (continued)
54,900		Edison International	$3,080,988
72,000		MDU Resources Group, Inc.	2,018,880

			10,122,250

		Electrical Components & Equipment: 0.2%
25,800		Emerson Electric Co.	1,207,440

			1,207,440

		Electronics: 0.8%
197,400	@,@@, L	Flextronics International Ltd.	2,131,920
121,400		Jabil Circuit, Inc.	2,679,298

			4,811,218

		Engineering & Construction: 1.2%
61,900		Fluor Corp.	6,893,803

			6,893,803

		Food: 3.1%
25,300		Campbell Soup Co.	981,893
155,481		Kraft Foods, Inc.	5,480,705
340,600		Sara Lee Corp.	5,926,440
73,400		Sysco Corp.	2,421,466
86,800	@@	Unilever NV ADR	2,692,536

			17,503,040

		Healthcare — Products: 1.8%
117,100		Baxter International, Inc.	6,597,414
2,500	@	Kyphon, Inc.	120,375
64,500		Medtronic, Inc.	3,344,970

			10,062,759

		Healthcare — Services: 1.2%
56,500	@	DaVita, Inc.	3,044,220
70,900		UnitedHealth Group, Inc.	3,625,826

			6,670,046

		Home Builders: 0.2%
27,100	L	Lennar Corp.	990,776

			990,776

		Household Products/ Wares: 0.2%
30,100	@,L	Jarden Corp.	1,294,601

			1,294,601

		Insurance: 4.3%
28,600	L	Aflac, Inc.	1,470,040
12,000		AMBAC Financial Group, Inc.	1,046,280
90,300		American International Group, Inc.	6,323,709
30	@,L	Berkshire Hathaway, Inc. — Class A	3,284,250
158,600		Marsh & McLennan Cos., Inc.	4,897,568
16,800	L	MBIA, Inc.	1,045,296
63,100	L	Progressive Corp.	1,509,983
25,800	@@,L	RenaissanceRe Holdings Ltd.	1,599,342
34,800	@@,L	XL Capital Ltd.	2,933,292

			24,109,760

		Internet: 3.8%
163,800	@	eBay, Inc.	5,271,084
23,536	@	Google, Inc.	12,318,272
146,900	@,L	Yahoo!, Inc.	3,985,397

			21,574,753

		Investment Companies: 0.3%
41,900	L	American Capital Strategies Ltd.	1,781,588

			1,781,588

		Leisure Time: 0.2%
19,100	L	Carnival Corp.	931,507

			931,507

		Lodging: 0.9%
46,500	@,L	Las Vegas Sands Corp.	3,552,135
23,700		Starwood Hotels & Resorts Worldwide, Inc.	1,589,559

			5,141,694

		Media: 2.6%
77,500	L	CBS Corp. — Class B	2,582,300
12,725		Citadel Broadcasting Corp.	82,076
79,500	@,L	Comcast Corp. — Class A	2,235,540
32,400	@,L	Time Warner Cable, Inc.	1,269,108
73,050		Time Warner, Inc.	1,536,972
33,400	@,L	Viacom — Class B	1,390,442
165,700	L	Walt Disney Co.	5,656,998

			14,753,436

		Mining: 1.2%
65,100		Alcoa, Inc.	2,638,503
83,900	@@	Barrick Gold Corp.	2,438,973
42,700	L	Newmont Mining Corp.	1,667,862

			6,745,338

		Miscellaneous Manufacturing: 5.6%
31,000		Cooper Industries Ltd.	1,769,790
55,300		Danaher Corp.	4,175,150
394,700		General Electric Co.	15,109,116
105,200		Illinois Tool Works, Inc.	5,700,788
80,200	L	Leggett & Platt, Inc.	1,768,410
4,600		Parker Hannifin Corp.	450,386
17,500	@@	Siemens AG ADR	2,503,550

			31,477,190

		Oil & Gas: 3.7%
12,700	L	Anadarko Petroleum Corp.	660,273
27,732		Chevron Corp.	2,336,144
5,000		ConocoPhillips	392,500
15,500		EOG Resources, Inc.	1,132,430
53,400		ExxonMobil Corp.	4,479,192
121,600	@@	Royal Dutch Shell PLC ADR	9,873,920
26,053	@@,L	Royal Dutch Shell PLC ADR	2,171,518

			21,045,977

		Oil & Gas Services: 3.4%
43,300	L	Baker Hughes, Inc.	3,642,829
109,900	L	BJ Services Co.	3,125,556
29,438	L	Halliburton Co.	1,015,611
91,900	L	Schlumberger Ltd.	7,805,986
67,800	@,L	Weatherford International Ltd.	3,745,272

			19,335,254

		Pharmaceuticals: 6.8%
173,900	@@	AstraZeneca PLC ADR	9,300,172
93,600		Bristol-Myers Squibb Co.	2,954,016
25,000	@,L	Endo Pharmaceuticals Holdings, Inc.	855,750
177,700	@	Forest Laboratories, Inc.	8,112,005
101,000	@,L	ImClone Systems, Inc.	3,571,360
128,400		Pfizer, Inc.	3,283,188
99,200	@@,L	Sanofi-Aventis ADR	3,994,784
60,900	@,L	Sepracor, Inc.	2,498,118

See Accompanying Notes to Financial Statements

121

PORTFOLIO OF INVESTMENTS
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Pharmaceuticals (continued)
54,200	@@,L	Teva Pharmaceutical Industries Ltd. ADR	$2,235,750
29,200		Wyeth	1,674,328

			38,479,471

		Real Estate Investment Trusts: 0.4%
31,600		Douglas Emmett, Inc.	781,784
18,100	L	General Growth Properties, Inc.	958,395
17,386		Host Hotels & Resorts, Inc.	401,964

			2,142,143

		Retail: 5.9%
76,300		Best Buy Co., Inc.	3,560,921
33,300	@,L	Cheesecake Factory	816,516
13,900		Costco Wholesale Corp.	813,428
70,800		Home Depot, Inc.	2,785,980
298,900		Lowe’s Cos., Inc.	9,173,241
36,500		McDonald’s Corp.	1,852,740
87,100	@,L	Starbucks Corp.	2,285,504
181,000		Target Corp.	11,511,600
37,600	@,L	Urban Outfitters, Inc.	903,528

			33,703,458

		Savings & Loans: 2.4%
283,500	L	Hudson City Bancorp., Inc.	3,464,370
236,600	L	Washington Mutual, Inc.	10,088,624

			13,552,994

		Semiconductors: 5.5%
150,800	L	Altera Corp.	3,337,204
332,800	L	Applied Materials, Inc.	6,612,736
260,600		Intel Corp.	6,191,856
122,200	L	KLA-Tencor Corp.	6,714,890
25,000	@,L	Lam Research Corp.	1,285,000
61,200	L	Linear Technology Corp.	2,214,216
30,500	@,L	Silicon Laboratories, Inc.	1,055,605
134,900	L	Xilinx, Inc.	3,611,273

			31,022,780

		Software: 4.3%
18,700	@,L	Cerner Corp.	1,037,289
594,600		Microsoft Corp.	17,522,862
41,300	L	Paychex, Inc.	1,615,656
81,000	@@,L	SAP AG ADR	4,136,670

			24,312,477

		Telecommunications: 7.0%
97,600	@@,L	Allergan, Inc.	5,625,664
32,400	@,L	American Tower Corp.	1,360,800
96,100		AT&T, Inc.	3,988,150
510,600	@	Cisco Systems, Inc.	14,220,210
110,200	@	Corning, Inc.	2,815,610
370,500	@,L	Level 3 Communications, Inc.	2,167,425
113,800		Qualcomm, Inc.	4,937,782
81,100	@	Time Warner Telecom, Inc.	1,630,110
64,900		Verizon Communications, Inc.	2,671,933

			39,417,684

		Transportation: 1.7%
9,400		FedEx Corp.	1,043,118
115,500	L	United Parcel Service, Inc.	8,431,500

			9,474,618

		Total Common Stock (Cost $446,815,854)	545,095,499

Principal
Amount			Value

CONVERTIBLE BONDS: 0.3%
		Auto Manufacturers: 0.3%
$1,415,000	C	Ford Motor Co., 4.250%, due 12/15/36	$1,779,363

		Total Convertible Bonds (Cost $1,423,710)	1,779,363

		Total Long-Term Investments (Cost $448,239,564)	546,874,862

SHORT-TERM INVESTMENTS: 27.2%
		U.S. Government Agency Obligations: 1.3%
7,141,000	Z	Federal Home Loan Bank, 4.600%, due 07/02/07	7,139,175

		Total U.S. Government Agency Obligations (Cost $7,139,175)	7,139,175

		Securities Lending CollateralCC: 25.9%
147,008,000		The Bank of New York Institutional Cash Reserves Fund	147,008,000

		Total Securities Lending Collateral (Cost $147,008,000)	147,008,000

		Total Short-Term Investments (Cost $154,147,175)	154,147,175

Total Investments in Securities (Cost $602,386,739)*	123.7%	$701,022,037
Other Assets and Liabilities-Net	(23.7)	(134,479,046)

Net Assets	100.0%	$566,542,991

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2007.
Z	Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase
*	Cost for federal income tax purposes is $602,920,528.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$109,004,469
Gross Unrealized Depreciation	(10,902,960)

Net Unrealized Appreciation	$98,101,509

See Accompanying Notes to Financial Statements

122

PORTFOLIO OF INVESTMENTS
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED)

Industry Allocation

as of June 30, 2007
(as a percent of net assets)
Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 98.1%
		Advertising: 1.2%
14,000	@,@@, L	Clear Media Ltd.	$15,219
301,000	L	Omnicom Group	15,928,920
5,100	@@,X	Trader Classified Media NV	1,530

			15,945,669

		Aerospace/ Defense: 0.0%
657	@,L	Sequa Corp.	73,584

			73,584

		Airlines: 0.1%
40,000	@@,L	Tam SA ADR	1,324,000

			1,324,000

		Apparel: 1.6%
760,000	@@	Asics Corp.	9,390,327
1,234,000	@@	China Ting Group Holdings Ltd.	426,244
30,400	L	Columbia Sportswear Co.	2,087,872
10,150	@	DHB Industries, Inc.	53,288
26,500	L	Liz Claiborne, Inc.	988,450
25,117	@,L	Perry Ellis International, Inc.	808,014
200	@	Phoenix Footwear Group, Inc.	660
2,900		Polo Ralph Lauren Corp.	284,519
447,500	@@	Ports Design Ltd.	1,258,770
3,200	@,L	Quiksilver, Inc.	45,216
32,417		VF Corp.	2,968,749
9,300	@,L	Volcom, Inc.	466,209
557,200	@@,L	Yue Yuen Industrial Holdings	1,727,275

			20,505,593

		Auto Manufacturers: 0.0%
262,000	@@,L	Great Wall Motor Co., Ltd.	381,309
313	@@	Hyundai Motor Co.	24,698

			406,007

		Auto Parts & Equipment: 0.7%
65,147	@,L	Amerigon, Inc.	1,171,995
1,212	@@	Automotive Axles Ltd.	14,585
70,090	@	Fuel Systems Solutions, Inc.	1,162,092
15,775,000	@@,L	Geely Automobile Holdings Ltd.	2,462,132
177,000	@@	Hota Industrial Manufacturing Co., Ltd.	257,427
1,896,000	@@	Minth Group Ltd.	2,910,045
388,500	@,@@	New Focus Auto Tech Holdings Ltd.	110,798
1,216,000	@@	Xinyi Glass Holding Co., Ltd.	1,085,159

			9,174,233

		Banks: 1.0%
190,076	@@	Allahabad Bank	383,035
16,300	@@,L	Banco Itau Holding Financeira SA ADR	724,372
137,100	@@	Bank of Baroda	912,372
63,225	L	Capitol Bancorp., Ltd.	1,727,939
38,339	@@	Corp Bank	306,594
26,410	@@	EFG International	1,214,360
1,100	@@	Erste Bank der Oesterreichischen Sparkassen AG	85,735
133,000	@,@@	Fukuoka Financial Group, Inc.	879,285
1,300	@@	Hypo Real Estate Holding AG	84,020
2,000	@@,L	Hypo Real Estate Holding AG ADR	129,274
44	@@	Jammu & Kashmir Bank Ltd.	729
37,729	@@	Julius Baer Holding AG	2,699,501
192,000	@@	Juroku Bank Ltd.	1,219,162
20,010	@@	Oriental Bank of Commerce	111,026
212,000	@@	Sumitomo Trust & Banking Co., Ltd.	2,019,198
155,254	@@	UCO Bank	90,356
3,000	@@,L	Uniao de Bancos Brasileiros SA GDR	338,610

			12,925,568

		Beverages: 0.1%
6,508	@,L	Boston Beer Co., Inc.	256,090
17,300	@@	CCL Products India Ltd.	121,049
9,900	@@	Fomento Economico Mexicano SA de CV ADR	389,268
103	@,L	Green Mountain Coffee Roasters, Inc.	8,110
15,500	@@	Grupo Modelo SA	84,433
5,185	@,L	Jones Soda Co.	72,694

			931,644

		Biotechnology: 2.3%
6,100	@,@@	3SBio, Inc. ADR	58,804
100	@	Applera Corp. — Celera Genomics Group	1,240
4,840	@,@@	Basilea Pharmaceutica — REG	1,065,874
94,033	@,L	BioCryst Pharmaceuticals, Inc.	726,875
4,400	@	BioMimetic Therapeutics, Inc.	68,772
73	@	Bio-Rad Laboratories, Inc.	5,517
69,500	@,L	Charles River Laboratories International, Inc.	3,587,590

See Accompanying Notes to Financial Statements

123

PORTFOLIO OF INVESTMENTS
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Biotechnology (continued)
46,900	@	CuraGen Corp.	$92,393
52,077	@,@@, L	deCODE genetics, Inc.	194,508
23	@,L	Exelixis, Inc.	278
61	@,L	Genomic Health, Inc.	1,147
294,971	@	Harvard Bioscience, Inc.	1,548,598
209,956	@,L	Human Genome Sciences, Inc.	1,872,808
14,120	@	Invitrogen Corp.	1,041,350
87,094	@,L	Millipore Corp.	6,539,888
7,800	@,L	Molecular Insight Pharmaceuticals, Inc.	73,632
11,100	@,L	Momenta Pharmaceuticals, Inc.	111,888
147,220	@	Orchid Cellmark, Inc.	683,101
450,500	@,@@, L	Qiagen NV	8,014,395
356,560	@,L	Sangamo Biosciences, Inc.	2,895,267
41,014	@,L	Seattle Genetics, Inc.	402,347
74,526	@	Third Wave Technologies, Inc.	435,977

			29,422,249

		Building Materials: 0.0%
944,000	@,@@	China Grand Forestry Resources Group Ltd.	182,682

			182,682

		Chemicals: 2.0%
64,186	@@	Asian Paints Ltd.	1,274,824
245,100	L	Ecolab, Inc.	10,465,770
65,700	@@	JSR Corp.	1,585,341
26,900	L	Lubrizol Corp.	1,736,395
11,600	@@	Methanex Corp.	287,917
5,100	@@	Methanex Corp.-US$	128,214
116,410	L	Sensient Technologies Corp.	2,955,650
12,400	@@,L	Syngenta AG ADR	482,732
16,682	L	Terra Nitrogen Co. LP	2,119,782
341,000	@@	Tokuyama Corp.	4,432,878

			25,469,503

		Coal: 0.5%
702,037	@,L	International Coal Group, Inc.	4,198,181
54,600	@	Penn Virginia Resource Partners LP	1,698,060

			5,896,241

		Commercial Services: 1.3%
3,200	@,L	Capella Education Co.	147,296
100	@	Clayton Holdings, Inc.	1,139
14,100	@,L	DynCorp International, Inc.	310,059
220,470		Equifax, Inc.	9,793,277
16	@@	Intertek Group PLC	314
97,647	@,L	Kenexa Corp.	3,682,268
42,611	@	Korn/ Ferry International	1,118,965
24,000	@@	Raffles Education Corp., Ltd.	35,782
10,300	@@	Randstad Holdings NV	815,232
2,650	@,L	SAIC, Inc.	47,886
700	L	Strayer Education, Inc.	92,197
24,000	@@	Taiwan Secom Co., Ltd.	40,922
21,800	@,L	Vistaprint Ltd.	833,850

			16,919,187

		Computers: 3.3%
1,021,000	@@	Acer, Inc.	2,077,781
153,349	@	Apple, Inc.	18,714,712
156,500	@,L	Cadence Design Systems, Inc.	3,436,740
5,700	@@	Capgemini SA	416,720
11,500	@	Cognizant Technology Solutions Corp.	863,535
707	@,L	Echelon Corp.	11,050
60,600	@@	Ingenico	1,787,659
814,000	L	Lenovo Group Ltd.	480,071
96,954	@	Lexmark International, Inc.	4,780,802
201,669	@,L	LivePerson, Inc.	1,078,929
38,600	@,@@, L	Logitech International	1,018,654
49,462	@,L	Maxwell Technologies, Inc.	703,350
1,270,300	@	Sun Microsystems, Inc.	6,681,778

			42,051,781

		Cosmetics/ Personal Care: 0.9%
276,750		Avon Products, Inc.	10,170,563
4,600	@@	Kalina ADR	180,550
111	@@	Kose Corp.	3,142
18,700	@@	Natura Cosmeticos SA	269,982
34,500	@@	Shiseido Co., Ltd. ADR	734,726

			11,358,963

		Distribution/ Wholesale: 0.4%
120,800	@@	ABC-Mart, Inc.	2,759,529
57,000	@,L	Chindex International, Inc.	1,262,550
2,171,000	@@	Digital China Holdings Ltd.	946,950

			4,969,029

		Diversified Financial Services: 5.2%
273,000	@@	Acta Holding ASA	1,424,632
243,200	@	AllianceBernstein Holding LP	21,180,288
342,741		Ameriprise Financial, Inc.	21,788,045
374,800	@@	Charlemagne Capital Ltd.	533,320
77,078	L	Janus Capital Group, Inc.	2,145,852
1,164	@@	Kenedix, Inc.	2,166,429
71,580	@@	Korea Investment Holdings Co., Ltd.	4,886,226
80,800	@@	Man Group PLC	982,845
256,200	@@,L	Marusan Securities Co., Ltd.	2,868,442
35,476	@@,L	Mirae Asset Securities Co., Ltd.	3,191,376
11,200	@@	MPC Muenchmeyer Petersen Capital AG	1,141,981
11,000	@@	New Star Asset Management Group Ltd.	99,843
100	@,@@	Petrobras Energia Participaciones SA ADR	1,085
2,024	@@	Sparx Group Co., Ltd.	1,501,434
54,700	L	T. Rowe Price Group, Inc.	2,838,383

			66,750,181

		Electric: 0.8%
343,801	@	AES Corp.	7,522,366
48,000	L	Black Hills Corp.	1,908,000
5,100		CH Energy Group, Inc.	229,347
44,846	L	CMS Energy Corp.	771,351
800		Entergy Corp.	85,880
4,368	@@	Kalpataru Power Transmission Ltd.	159,853
11,100	@,L	Pike Electric Corp.	248,418

			10,925,215

		Electrical Components & Equipment: 0.6%
40,000	@@	Dongfang Electrical Machinery Co., Ltd.	221,630
8,803	@,@@, L	Harbin Electric, Inc.	145,338
1,916,000	@,@@	Neo-Neon Holdings Ltd.	4,083,399
2,900	@@	Nexans SA	481,380
13,700	@,@@	PRYSMIAN S.p.A.	333,020
14,900	@@	Schneider Electric SA	2,087,613

See Accompanying Notes to Financial Statements

124

PORTFOLIO OF INVESTMENTS
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Electrical Components & Equipment (continued)
4,000	@	Universal Display Corp.	$62,840
2,300	@@	Vossloh AG	270,422

			7,685,642

		Electronics: 6.2%
173,300	@	Agilent Technologies, Inc.	6,661,652
103,114	L	Badger Meter, Inc.	2,914,002
97,000	@@	Bright Led Electronics Corp.	160,200
1,064,244		Gentex Corp.	20,954,964
754,000	@@	Gold Circuit Electronics Ltd.	584,624
611,000	@@	I-Chiun Precision Industry Co., Ltd.	910,656
14,023	@,L	Itron, Inc.	1,092,953
78,365	@,@@, L	Mettler Toledo International, Inc.	7,484,641
8,800	@@	Nichicon Corp.	125,614
99,000	@@	Nippon Electric Glass Co., Ltd.	1,745,453
143,000	@,@@	Prime View International Co., Ltd.	161,481
31,933	@@,L	Seoul Semiconductor Co., Ltd.	1,860,206
599,400	@	Thermo Electron Corp.	31,000,968
16,400	@	Varian, Inc.	899,212
48,900	@	Waters Corp.	2,902,704

			79,459,330

		Energy — Alternate Sources: 0.8%
236,975	@,L	Evergreen Energy, Inc.	1,428,959
100	@,L	First Solar, Inc.	8,929
29,000	@@	Motech Industries, Inc.	379,062
30,000	@,@@	Renewable Energy Corp. AS	1,161,852
10,900	@,@@	Schmack Biogas AG	822,903
67,400	@@,L	Solarworld AG	3,102,333
46,200	@,L	Sunpower Corp.	2,912,910

			9,816,948

		Engineering & Construction: 0.6%
1,300	@@	Babis Vovos International Technical Co.	41,968
1,901,000	@@	China EnerSave Ltd.	266,765
6,000		Fluor Corp.	668,220
4,940	@@	GS Engineering & Construction Corp.	590,148
114,553	@@	IVRCL Infrastructures & Projects Ltd.	1,010,458
54,900	@	Jacobs Engineering Group, Inc.	3,157,299
8,900	@	McDermott International, Inc.	739,768
19,090	@@	Nagarjuna Construction Co.	83,676
19,711	@	Shaw Group, Inc.	912,422
81,000	@@	Taihei Dengyo Kaisha Ltd.	613,550

			8,084,274

		Entertainment: 0.1%
29,876	@@	Adlabs Films Ltd.	413,611
131,600	@,@@	Eros International PLC	1,024,037
60,032	@@	PVR Ltd.	307,014

			1,744,662

		Environmental Control: 0.8%
710,200	@,L	Allied Waste Industries, Inc.	9,559,292
108,380	@@	Bio-Treat Technology Ltd.	62,144
20,900	@,L	Fuel Tech, Inc.	715,825
300,000	@,@@	Sinomem Technology Ltd.	298,647
2,630	@@	Woongjin Coway Co., Ltd.	88,908

			10,724,816

		Food: 2.8%
4,180	@@	Britannia Industries Ltd.	162,311
32,800	@@	Cermaq ASA	569,412
63,900	L	Chiquita Brands International, Inc.	1,211,544
258,283		Corn Products International, Inc.	11,738,962
8,600	@@	Daikokutenbussan Co., Ltd.	87,948
36,360	@@	Groupe Danone	2,936,658
27,200	@@	Groupe Danone ADR	442,272
4,332,400	@,@@, L	Heng Tai Consumables Group Ltd.	931,108
113,601		Hormel Foods Corp.	4,242,997
1,600	@@	Iaws Group PLC	33,482
51,100	@@,L	Metro AG	4,223,491
89,125	@	Performance Food Group Co.	2,895,671
61,957		Safeway, Inc.	2,108,397
70		Seaboard Corp.	164,150
108,300	@@	Valor Co., Ltd.	1,235,814
37,557		Whole Foods Market, Inc.	1,438,433
15,600	@@	Wimm-Bill-Dann Foods OJSC ADR	1,622,556

			36,045,206

		Forest Products & Paper: 0.8%
221,900	@@	Gunns Ltd.	614,282
600	@,@@	International Forest Products — Class A	5,075
908,000	@@,L	Lee & Man Paper Manufacturing Ltd.	2,514,219
295,400	@,@@	Sino-Forest Corp.	4,242,779
144,400	@@,L	Votorantim Celulose e Papel SA ADR	3,287,988

			10,664,343

		Gas: 1.9%
220,300		AGL Resources, Inc.	8,917,744
255,987		Sempra Energy	15,162,110

			24,079,854

		Hand/ Machine Tools: 0.3%
13,611	@@	Shanthi Gears Ltd.	23,665
67,529	L	Stanley Works	4,099,010

			4,122,675

		Healthcare — Products: 4.7%
100	@	Angiodynamics, Inc.	1,801
81,630	L	Beckman Coulter, Inc.	5,279,828
141,200		Becton Dickinson & Co.	10,519,400
7,100	@,L	Cepheid, Inc.	103,660
283,972	@,L	Edwards Lifesciences Corp.	14,011,178
13,500	@,@@	Gyrus Group PLC	127,702
4,404,000	@@,L	Hengan International Group Co., Ltd.	15,659,918
3,400	@,L	Inverness Medical Innovations, Inc.	173,468
9,700	@@,L	Mindray Medical International Ltd. ADR	296,141
8,419	@,L	NuVasive, Inc.	227,397
300,140	L	Oakley, Inc.	8,523,976
33,414	@,L	Palomar Medical Technologies, Inc.	1,159,800
10,600	@@	Q-Med AB	151,079
160,181	@,L	Quidel Corp.	2,812,778
185,369	@,L	ThermoGenesis Corp.	511,618
9,048	@,L	Ventana Medical Systems	699,139

			60,258,883

See Accompanying Notes to Financial Statements

125

PORTFOLIO OF INVESTMENTS
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Healthcare — Services: 1.4%
35,000		Brookdale Senior Living, Inc.	$1,594,950
38,700	@	Health Net, Inc.	2,043,360
26,600	@,L	Humana, Inc.	1,620,206
44,400	@,@@	Icon PLC ADR	1,942,056
61,900	@,L	Laboratory Corp. of America Holdings	4,844,294
146,477	@	Lincare Holdings, Inc.	5,837,108
30,000	@,@@	Medial Saude SA	489,891

			18,371,865

		Holding Companies — Diversified: 0.1%
363,403	@@,L	NWS Holdings Ltd.	906,755
17,957	@@	REI Agro Ltd.	96,573
155,000	@@	Shanghai Industrial Holdings Ltd.	594,612

			1,597,940

		Home Builders: 0.1%
51,500	@@	Boot (Henry) PLC	265,784
103,200	@@	Sekisui House Ltd.	1,375,608

			1,641,392

		Home Furnishings: 0.1%
120,600	@@	Lewis Group Ltd.	1,048,814

			1,048,814

		Household Products/ Wares: 0.0%
25,469	@@	Godrej Consumer Products Ltd.	90,453

			90,453

		Insurance: 0.7%
203,200	@@	Admiral Group PLC	3,605,153
19,400	@,L	eHealth, Inc.	370,346
169,439	@	KMG America Corp.	889,555
27,710	@	Penn Treaty American Corp.	158,501
37,000	@@	Ping An Insurance Group Co. of China Ltd.	261,382
36,200	L	Radian Group, Inc.	1,954,800
30,100		Reinsurance Group of America	1,813,224
3,745	@	Universal American Financial Corp.	79,694

			9,132,655

		Internet: 3.8%
64,000	@	Authorize.Net Holdings, Inc.	1,144,960
616,800	@,@@	Blinkx PLC	538,793
832	@@,L	Cyber Communications, Inc.	601,340
582	@@,L	CyberAgent, Inc.	378,663
109	@@	DA Consortium, Inc.	60,608
160,101	@,L	DealerTrack Holdings, Inc.	5,898,121
23,614	@,L	eCollege.com, Inc.	525,412
212,135	@,L	Emdeon Corp.	2,972,011
35	@@	F@N Communications, Inc.	57,845
79,196	@	F5 Networks, Inc.	6,383,198
220,800	@,@@	Fun Technologies, Inc.	735,827
35,579	@	Health Grades, Inc.	231,619
173,385	@,L	Internap Network Services Corp.	2,500,212
8,800	@,@@	LBI International AB	68,557
59,809	@,L	LoopNet, Inc.	1,395,344
6,600	@,@@	Open Business Club AG	404,209
220,548	@,L	Priceline.com, Inc.	15,160,470
51,600	@,@@	Radware Ltd.	750,780
4,106	@,@@, L	Rediff.Com India Ltd. ADR	73,580
71,000	@,@@, L	Sify Ltd. ADR	626,220
308,000	@@	Tencent Holdings Ltd.	1,238,150
165,451	@,L	Trizetto Group	3,203,131
81,150	@	Valueclick, Inc.	2,390,679
89	@,@@	ValueCommerce Co., Ltd.	53,468
100,200	@,L	Websense, Inc.	2,129,250

			49,522,447

		Leisure Time: 0.0%
310,000	@@	Giant Manufacturing Co., Ltd.	568,745
13,000	@@	Mizuno Corp.	74,465

			643,210

		Lodging: 0.4%
73,700		Starwood Hotels & Resorts Worldwide, Inc.	4,943,059
49,544	@@	TAJ GVK Hotels & Resorts Ltd.	188,768

			5,131,827

		Machinery — Construction & Mining: 0.3%
52,000	@@	China Infrastructure Machinery Holdings Ltd.	113,701
49,700	@	Terex Corp.	4,040,610

			4,154,311

		Machinery — Diversified: 4.3%
633,003	@	AGCO Corp.	27,478,660
130,400		Deere & Co.	15,744,496
175,000	@,@@	Haitian International Holdings Ltd.	134,237
9,300	@@	Hexagon AB — B Shares	178,738
150		IDEX Corp.	5,781
28,450	@,L	Kadant, Inc.	887,640
200	@@	Krones AG	46,353
26,100	@@	MAN AG	3,726,027
97,322		Rockwell Automation, Inc.	6,758,040
46,000	@,@@	Uzel Makina Sanayii AS	80,637

			55,040,609

		Media: 0.1%
16,600		EW Scripps Co.	758,454
4,300	@	ProQuest Co.	41,022

			799,476

		Metal Fabricate/ Hardware: 0.4%
40,480	L	CIRCOR International, Inc.	1,636,606
8,300	@@	Delachaux SA	796,730
11,100	@	Hawk Corp.	151,626
7,394	@@	Maharashtra Seamless Ltd.	120,378
175,000	@@	Shin Zu Shing Co., Ltd	1,340,427
411,000	@@	Unisteel Technology Ltd.	601,718

			4,647,485

		Mining: 3.2%
41,400	@,@@	Aditya Birla Minerals Ltd.	99,232
438,600	@,@@	Alamos Gold, Inc.	2,264,539
7,100	@@	Aquarius Platinum Ltd.	215,815
12,800	@@	Barrick Gold Corp.	372,096
1,260,700	@,@@	Eldorado Gold Corp.	7,384,903
43,700	@,@@, L	Eldorado Gold Corp.	254,771
12,977		Freeport-McMoRan Copper & Gold, Inc.	1,074,755
1,305,200	@,@@	High River Gold Mines Ltd.	3,553,232
600,200	@@	Iamgold Corp.	4,620,174
298,000	@,@@	Kinross Gold Corp.-US$	3,480,640
438,300	@,@@	Kinross Gold Corp.	5,097,899
372,767	@,@@	Lihir Gold Ltd.	956,705
101,000	@,@@, L	Lihir Gold Ltd. ADR	2,593,680
156,618	@,@@	Lundin Mining Corp.	1,890,737

See Accompanying Notes to Financial Statements

126

PORTFOLIO OF INVESTMENTS
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Mining (continued)
162,500	@,@@	Miramar Mining Corp	$703,239
141,500	@@	Newcrest Mining Ltd.	2,730,966
42,500		Newmont Mining Corp.	1,660,050
74,231		Royal Gold, Inc.	1,764,471
130,000	@,@@	Shore Gold, Inc.	597,982

			41,315,886

		Miscellaneous Manufacturing: 3.5%
33,600		Acuity Brands, Inc.	2,025,408
40	L	Ameron International Corp.	3,608
45,841	@,L	Ceradyne, Inc.	3,390,400
320,488		Cooper Industries Ltd.	18,296,660
110,000		Crane Co.	4,999,500
93,400		Dover Corp.	4,777,410
26,900		Parker Hannifin Corp.	2,633,779
74,400	L	SPX Corp.	6,533,064
32,600		Teleflex, Inc.	2,666,028

			45,325,857

		Oil & Gas: 5.4%
19,400	@@,L	Canadian Natural Resources Ltd.	1,289,023
266,000	@@	Cosmo Oil Co., Ltd.	1,464,798
44,600	L	ENSCO International, Inc.	2,721,046
10,700		EOG Resources, Inc.	781,742
700		Helmerich & Payne, Inc.	24,794
105,600		Hess Corp.	6,226,176
13,900		Holly Corp.	1,031,241
214,900	@,@@, L	Nabors Industries Ltd.	7,173,362
47,700	@	Newfield Exploration Co.	2,172,735
123,000	@@	Nippon Oil Corp.	1,142,383
49,100		Noble Energy, Inc.	3,063,349
1,070,819	@,L	Parker Drilling Co.	11,286,432
166,817	L	Patterson-UTI Energy, Inc.	4,372,274
231,718	@,L	PetroHawk Energy Corp.	3,675,047
34,100	@,L	Plains Exploration & Production Co.	1,630,321
8,600	@	Southwestern Energy Co.	382,700
70,100		Sunoco, Inc.	5,585,568
26,600		Tesoro Petroleum Corp.	1,520,190
82,400	@	Todco	3,890,104
47,578	@,L	Toreador Resources Corp.	713,670
129,680		Valero Energy Corp.	9,578,165

			69,725,120

		Oil & Gas Services: 6.5%
504,700	L	BJ Services Co.	14,353,668
57,000	@	Cameron International Corp.	4,073,790
261,951	@	Dresser-Rand Group, Inc.	10,347,065
224,200	@,L	Dril-Quip, Inc.	10,077,790
179,189	@	Global Industries Ltd.	4,805,849
70,800	@	Helix Energy Solutions Group, Inc.	2,825,628
197,027	@,L	Input/ Output, Inc.	3,075,591
176,695	@,L	Metretek Technologies, Inc.	2,728,171
51,600	@	National Oilwell Varco, Inc.	5,378,784
780,732	@,L	Newpark Resources	6,050,673
12,228	@,L	Oil States International, Inc.	505,506
348,096	L	RPC, Inc.	5,931,556
16,600	@@	Saipem S.p.A.	566,399
239,900	@,L	Weatherford International Ltd.	13,252,076

			83,972,546

		Packaging & Containers: 0.0%
179,804	@@	Essel Propack Ltd.	287,487

			287,487

		Pharmaceuticals: 1.2%
128,124	@,L	Akorn, Inc.	895,587
12,700	@,L	Alnylam Pharmaceuticals, Inc.	192,913
20,243	@,L	CytRx Corp.	63,158
308,372	@,L	Discovery Laboratories, Inc.	872,693
363,600	@,L	Endo Pharmaceuticals Holdings, Inc.	12,446,028
158,388	@,L	Insmed, Inc.	128,294
28,200	@,L	Medarex, Inc.	402,978
9,100	@	NBTY, Inc.	393,120
9,100	@@	Wockhardt Ltd.	86,189

			15,480,960

		Real Estate: 2.4%
2,433,480	@@	Ayala Land, Inc.	920,556
88,100	@@	Capital & Regional PLC	2,044,637
23,700	@	CB Richard Ellis Group, Inc.	865,050
527,400	@@	CFS Retail Property Trust	958,149
68,000	@@	Cyrela Brazil Realty SA	843,919
97,000	@@	Daito Trust Construction Co., Ltd.	4,618,906
114,000	@@	Fabege AB	1,248,993
1,396,000	@@,L	Hopson Development Holdings Ltd.	3,926,111
2,200	@@	Joint Corp.	69,062
200,000	@@,L	Keppel Land Ltd.	1,146,231
1,018,207	@@,L	Kerry Properties Ltd.	6,394,910
1,285,000	@,@@	Megaworld Corp.	111,084
6,600	@,@@	Mirland Development Corp. PLC	78,305
1,841,200	@@,L	New World China Land Ltd.	1,565,963
43,700	@@	Nihon Eslead Corp.	814,573
135,500	@@,L	Patrizia Immobilien AG	2,394,580
557,000	@@	Robinsons Land Corp.	234,894
73,500	@@	Sankei Building Co., Ltd.	739,474
248,000	@@	Shun TAK Holdings Ltd.	365,000
98,400	@@	Songbird Estates PLC	542,921
22,300		WP Carey & Co., LLC	701,335

			30,584,653

		Real Estate Investment Trusts: 1.1%
33,000		American Financial Realty Trust	340,560
245	@@	British Land Co. PLC	6,556
2	L	CapitalSource, Inc.	49
11	@@	DA Office Investment Corp.	72,123
41,200	@@	Derwent Valley Holdings PLC	1,510,730
24,900		General Growth Properties, Inc.	1,318,455
53,300		Hospitality Properties Trust	2,211,417
123,000	@,@@	K-Real Estate Investment Trust Asia	230,362
25,000	@@	Land Securities Group PLC	870,640
31,700		RAIT Investment Trust	824,834
326,927	L	Senior Housing Properties Trust	6,652,964

			14,038,690

		Retail: 3.6%
84,600		Applebees International, Inc.	2,038,860
21,162	@,L	Buffalo Wild Wings, Inc.	880,128
180	@	Build-A-Bear Workshop, Inc.	4,705
76,080	L	CKE Restaurants, Inc.	1,526,926
165,000		CVS Corp.	6,014,250
62,700	@,L	DSW, Inc.	2,183,214
173,300	@,L	GameStop Corp.	6,776,030
61,100	@@	Inditex SA	3,596,293
350,300	@@	Jollibee Foods Corp.	397,631
33,986	@	Krispy Kreme Doughnuts, Inc.	314,710

See Accompanying Notes to Financial Statements

127

PORTFOLIO OF INVESTMENTS
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Retail (continued)
387,500	@@	Lifestyle International Holdings Ltd.	$1,501,984
100	@,L	McCormick & Schmick’s Seafood Restaurants, Inc.	2,594
166,714	@@	N Brown Group PLC	1,014,632
200	@@	Nafco Co., Ltd.	5,790
4,600	@@	Otsuka Kagu Ltd.	118,794
8,100	@@	Plant Co., Ltd.	24,604
70	@	Red Robin Gourmet Burgers, Inc.	2,826
193,283		Ross Stores, Inc.	5,953,116
57,130	L	Ruby Tuesday, Inc.	1,504,233
9,400	@@	Ryohin Keikaku Co., Ltd.	581,853
260,133	@	Sonic Corp.	5,754,142
80,200	@@,L	St. Marc Holdings Co., Ltd.	4,009,059
11,930	@@	Yamada Denki Co., Ltd.	1,245,937
332	@@	Yoshinoya D&C Co., Ltd.	618,989

			46,071,300

		Savings & Loans: 0.1%
65,063	L	Bankunited Financial Corp.	1,305,814

			1,305,814

		Semiconductors: 6.5%
1,428,170	L	Altera Corp.	31,605,397
174,466	@,L	Anadigics, Inc.	2,405,886
290,000	@@	Arima Optoelectronics Corp.	395,162
20,100	@,@@	ASML Holding NV	552,255
248,900	@,@@, L	ASML Holding NV	6,832,305
278,441	@	ATMI, Inc.	8,353,230
139,215	@,L	Cree, Inc.	3,598,708
1,273,000	@@	Epistar Corp.	5,196,084
566,000	@@	Everlight Electronics Co., Ltd.	2,022,347
9,000	@@	Global Mixed Mode Technology, Inc.	114,317
169,238	@	Integrated Device Technology, Inc.	2,584,264
8,300	@	International Rectifier Corp.	309,258
161,413		Intersil Corp.	5,078,053
8,350	@,L	IPG Photonics Corp.	166,583
270,400	@	LSI Logic Corp.	2,030,704
105,000	@@	MediaTek, Inc.	1,633,645
19,900	@,@@, L	O2Micro International Ltd. ADR	220,393
1,389,000	@,@@	Opto Technology Corp.	1,178,048
166,000	@@	Powertech Technology, Inc.	691,055
229,000	@@	Richtek Technology Corp.	3,620,991
800	@,@@	Saifun Semiconductors Ltd.	9,504
6,800	@,@@	Silicon-On-Insulator Technologies	144,057
213,700	@@,L	Siliconware Precision Industries Co. ADR	2,350,700
117,600	@,L	Teradyne, Inc.	2,067,408
91,900	@@	Zetex PLC	164,396

			83,324,750

		Shipbuilding: 0.0%
12,400	@@	Hamworthy KSE	144,041

			144,041

		Software: 5.1%
101,200	@	Adobe Systems, Inc.	4,063,180
9,900	@,L	Allscripts Healthcare Solutions, Inc.	252,252
616,800	@,@@	Autonomy Corp. PLC	8,847,450
86,200	@,@@, L	Business Objects SA ADR	3,348,008
4,200	@,L	Cerner Corp.	232,974
2,700	@,@@	Cognos, Inc.	107,671
32,800	@,@@	Cognos, Inc.	1,301,176
99,907	@,L	Eclipsys Corp.	1,978,159
31,359	@	Electronic Arts, Inc.	1,483,908
285,900		IMS Health, Inc.	9,185,967
52,185	@	Interactive Intelligence, Inc.	1,075,011
298,000	@@	Kingdee International Software Group Co., Ltd.	270,164
60,600		Mastercard, Inc.	10,051,722
428,400	@@	Nomura Research Institute Ltd.	12,601,367
30,047	@,L	Omniture, Inc.	688,677
5,700	@,@@, L	Open Text Corp.	124,032
6,600	@@	Patni Computer Systems Ltd. ADR	166,386
7,900	@,L	Phase Forward, Inc.	132,957
47,907	L	Quality Systems, Inc.	1,819,029
20,200	@	Salary.com, Inc.	242,400
8,600	@,@@	Tele Atlas NV	180,939
570,000	@,@@	Telelogic AB	1,741,888
22,700	@,@@, L	The9 Ltd. ADR	1,050,102
200	@	THQ, Inc.	6,104
64,000	@,@@, L	UbiSoft Entertainment	3,376,956
74,900	@,L	Visual Sciences, Inc.	1,158,703

			65,487,182

		Telecommunications: 5.3%
283,600	@,L	ADC Telecommunications, Inc.	5,198,388
18,744	@@	Allergan, Inc.	1,080,404
100	@,@@	Alvarion Ltd.	933
59,377	@,@@, L	Amdocs Ltd.	2,364,392
696,663	@	Cisco Systems, Inc.	19,402,065
119,627	@	CPI International, Inc.	2,372,203
1,382,627	@	Juniper Networks, Inc.	34,800,722
900	L	Plantronics, Inc.	23,598
32,500	@,@@	RRSat Global Communications Network Ltd.	649,025
270,400	@,@@	Sandvine Corp.	1,497,639
5,700		Sprint Nextel Corp.	118,047
140,120	@@	Zyxel Communications Corp.	258,217

			67,765,633

		Textiles: 0.0%
14,000	@@	Kuraray Co., Ltd.	164,107

			164,107

		Toys/ Games/ Hobbies: 0.2%
91,400	@,L	Marvel Entertainment, Inc.	2,328,872

			2,328,872

		Transportation: 1.2%
69,300		Con-way, Inc.	3,481,632
56,300	L	CSX Corp.	2,538,004
13,760	@@	Panalpina Welttransport Holding AG	2,902,926
93,500	L	Tidewater, Inc.	6,627,280

			15,549,842

		Venture Capital: 0.1%
7,900	@@	Jafco Co., Ltd.	363,231
152,000	@@	Japan Asia Investment Co., Ltd.	950,014

			1,313,245

		Total Common Stock (Cost $1,132,583,804)	1,263,926,431

See Accompanying Notes to Financial Statements

128

PORTFOLIO OF INVESTMENTS
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 21.9%
		U.S. Government Agency Obligations: 1.5%
$19,184,000	Z	Federal Home Loan Bank, 4.600%, due 07/02/07	$19,179,098

		Total U.S. Government Agency Obligations (Cost $19,179,098)	19,179,098

		Securities Lending CollateralCC: 20.4%
263,632,000		The Bank of New York Institutional Cash Reserves Fund	263,632,000

		Total Securities Lending Collateral (Cost $263,632,000)	263,632,000

		Total Short-Term Investments (Cost $282,811,098)	282,811,098

Total Investments in Securities (Cost $1,415,394,902)*	120.0%	$1,546,737,529
Other Assets and Liabilities-Net	(20.0)	(257,981,519)

Net Assets	100.0%	$1,288,756,010

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2007.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/ Trustees.
Z	Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase
*	Cost for federal income tax purposes is $1,420,094,816.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$148,765,194
Gross Unrealized Depreciation	(22,122,481)

Net Unrealized Appreciation	$126,642,713

See Accompanying Notes to Financial Statements

129

PORTFOLIO OF INVESTMENTS
ING FMRSM LARGE CAP GROWTH PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED)

Industry Allocation

as of June 30, 2007
(as a percent of net assets)
Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 98.0%
		Aerospace/ Defense: 2.2%
185,800	@	BE Aerospace, Inc.	$7,673,540
22,200		Lockheed Martin Corp.	2,089,686
66,500		Raytheon Co.	3,583,685

			13,346,911

		Agriculture: 1.0%
41,700		Altria Group, Inc.	2,924,838
44,000		Loews Corp.	3,399,880

			6,324,718

		Airlines: 2.2%
370,600	@	AMR Corp.	9,765,310
128,500	@	US Airways Group, Inc. — NEW	3,889,695

			13,655,005

		Apparel: 0.5%
52,800		Nike, Inc.	3,077,712

			3,077,712

		Beverages: 0.7%
68,400		PepsiCo, Inc.	4,435,740

			4,435,740

		Biotechnology: 2.3%
233,400	@	Biogen Idec, Inc.	12,486,900
1,550	@	Celgene Corp.	88,862
23,500	@	Charles River Laboratories International, Inc.	1,213,070

			13,788,832

		Chemicals: 0.4%
37,900		Monsanto Co.	2,559,766

			2,559,766

		Commercial Services: 2.8%
100,900		McKesson Corp.	6,017,676
284,580		Pharmaceutical Product Development, Inc.	10,890,877

			16,908,553

		Computers: 9.7%
187,300	@	Apple, Inc.	22,858,092
1,623,900	@	Brocade Communications Systems, Inc.	12,698,898
325,916		Hewlett-Packard Co.	14,542,372
8,600		International Business Machines Corp.	905,150
1,628,000	@	Sun Microsystems, Inc.	8,563,280

			59,567,792

		Cosmetics/ Personal Care: 2.1%
11,500	@	Bare Escentuals, Inc.	392,725
200,200		Procter & Gamble Co.	12,250,238

			12,642,963

		Diversified Financial Services: 1.5%
19,100		Goldman Sachs Group, Inc.	4,139,925
63,400		Merrill Lynch & Co., Inc.	5,298,972

			9,438,897

		Electric: 1.4%
92,500		Constellation Energy Group, Inc.	8,063,225
14,300		PPL Corp.	669,097

			8,732,322

		Electrical Components & Equipment: 2.0%
399,645	@	Energy Conversion Devices, Inc.	12,317,059

			12,317,059

		Electronics: 2.5%
295,810	@	Cymer, Inc.	11,891,562
74,400		PerkinElmer, Inc.	1,938,864
23,400	@	Thermo Electron Corp.	1,210,248

			15,040,674

		Engineering & Construction: 2.3%
130,000	@	Foster Wheeler Ltd.	13,908,700

			13,908,700

		Food: 3.7%
436,700		ConAgra Foods, Inc.	11,729,762
194,400		Corn Products International, Inc.	8,835,480
55,700		Safeway, Inc.	1,895,471

			22,460,713

		Healthcare — Products: 2.6%
180,700		Baxter International, Inc.	10,180,638
97,000		Johnson & Johnson	5,977,140

			16,157,778

		Healthcare — Services: 3.2%
41,600		UnitedHealth Group, Inc.	2,127,424
218,100	@	WellPoint, Inc.	17,410,923

			19,538,347

		Home Builders: 5.4%
367,100		D.R. Horton, Inc.	7,316,303
279,300		KB Home	10,996,041
226,700		Lennar Corp.	8,288,152
177,400		Ryland Group, Inc.	6,629,438

			33,229,934

		Insurance: 4.9%
102,600		Allstate Corp.	6,310,926
221,800		Chubb Corp.	12,008,252

See Accompanying Notes to Financial Statements

130

PORTFOLIO OF INVESTMENTS
ING FMRSM LARGE CAP GROWTH PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Insurance (continued)
126,685		HCC Insurance Holdings, Inc.	$4,232,546
36,000		Loews Corp.	1,835,280
102,320		Travelers Cos., Inc.	5,474,120

			29,861,124

		Internet: 1.2%
220,100	@	eBay, Inc.	7,082,818

			7,082,818

		Iron/ Steel: 3.1%
146,000		Allegheny Technologies, Inc.	15,312,480
8,500		Nucor Corp.	498,525
28,500		United States Steel Corp.	3,099,375

			18,910,380

		Lodging: 2.0%
162,800	@	Las Vegas Sands Corp.	12,436,292

			12,436,292

		Machinery — Construction & Mining: 2.0%
149,685	@	Terex Corp.	12,169,391

			12,169,391

		Machinery — Diversified: 2.2%
126,200	@	AGCO Corp.	5,478,342
101,200		Manitowoc Co., Inc.	8,134,456

			13,612,798

		Media: 1.5%
364,300		Time Warner, Inc.	7,664,872
51,500		Walt Disney Co.	1,758,210

			9,423,082

		Metal Fabricate/ Hardware: 1.8%
89,500		Precision Castparts Corp.	10,861,720

			10,861,720

		Mining: 1.1%
79,200	@	RTI International Metals, Inc.	5,969,304
30,944	@	Titanium Metals Corp.	987,114

			6,956,418

		Miscellaneous Manufacturing: 0.1%
15,900		General Electric Co.	608,652

			608,652

		Oil & Gas: 5.2%
84,500		Frontier Oil Corp.	3,698,565
30,900		GlobalSantaFe Corp.	2,232,525
99,000		Holly Corp.	7,344,810
30,700		Tesoro Petroleum Corp.	1,754,505
157,600	@	Transocean, Inc.	16,702,448

			31,732,853

		Oil & Gas Services: 2.6%
153,300	@	National Oilwell Varco, Inc.	15,979,992

			15,979,992

		Pharmaceuticals: 4.0%
184,200	@	Amylin Pharmaceuticals, Inc.	7,581,672
91,100	@	Gilead Sciences, Inc.	3,531,947
51,500		Merck & Co., Inc.	2,564,700
23,500		Pfizer, Inc.	600,895
323,600		Schering-Plough Corp.	9,850,384
4,400	@	Theravance, Inc.	140,800

			24,270,398

		Retail: 4.1%
100,500		JC Penney Co., Inc.	7,274,190
62,800		Macy’s, Inc.	2,498,184
11,900		Men’s Wearhouse, Inc.	607,733
321,043		OfficeMax, Inc.	12,616,990
22,600		TJX Cos., Inc.	621,500
35,400		Wal-Mart Stores, Inc.	1,703,094

			25,321,691

		Semiconductors: 4.6%
712,432		Applied Materials, Inc.	14,156,024
90,700	@	Cypress Semiconductor Corp.	2,112,403
189,400	@	MEMC Electronic Materials, Inc.	11,576,128

			27,844,555

		Software: 5.2%
584,800	@	Activision, Inc.	10,918,216
95,400	@	Autodesk, Inc.	4,491,432
393,700		Microsoft Corp.	11,602,339
40,000		SEI Investments Co.	1,161,600
178,341	@	Take-Two Interactive Software, Inc.	3,561,470

			31,735,057

		Telecommunications: 3.9%
45,200	@	American Tower Corp.	1,898,400
723,000	@	Cisco Systems, Inc.	20,135,547
18,800	@	NII Holdings, Inc.	1,517,912

			23,551,859

		Total Common Stock (Cost $595,467,169)	599,491,496

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 0.1%
		U.S. Government Agency Obligations: 0.1%
$772,000	Z	Federal Home Loan Bank, 4.600%, due 07/02/07	$771,803

		Total Short-Term Investments (Cost $771,803)	771,803

Total Investments in Securities (Cost $596,238,972)*	98.1%	$600,263,299
Other Assets and Liabilities-Net	1.9	11,421,226

Net Assets	100.0%	$611,684,525

@	Non-income producing security
Z	Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase
*	Cost for federal income tax purposes is $601,538,072.
Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$28,976,527
Gross Unrealized Depreciation	(30,251,300)

Net Unrealized Depreciation	$(1,274,773)

See Accompanying Notes to Financial Statements

131

PORTFOLIO OF INVESTMENTS
ING FMRSM MID CAP GROWTH PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED)

Industry Allocation

as of June 30, 2007
(as a percent of net assets)
Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 97.8%
		Aerospace/ Defense: 2.7%
296,600	@,L	BE Aerospace, Inc.	$12,249,580
3,000		Rockwell Collins, Inc.	211,920
41,000	@	Spirit Aerosystems Holdings, Inc.	1,478,050

			13,939,550

		Airlines: 2.6%
330,100	@,L	AMR Corp.	8,698,135
168,500	@,L	US Airways Group, Inc. — NEW	5,100,495

			13,798,630

		Apparel: 0.9%
49,880		Polo Ralph Lauren Corp.	4,893,727

			4,893,727

		Banks: 0.9%
108,900		People’s United Financial, Inc.	1,930,797
83,900		Synovus Financial Corp.	2,575,730

			4,506,527

		Biotechnology: 3.0%
122,032	@	Biogen Idec, Inc.	6,528,712
11,400	@,L	Celgene Corp.	653,562
129,600	@	Charles River Laboratories International, Inc.	6,689,952
159,000	@,L	Millennium Pharmaceuticals, Inc.	1,680,630

			15,552,856

		Chemicals: 0.6%
49,700		Sherwin-Williams Co.	3,303,559

			3,303,559

		Commercial Services: 2.6%
40,400	@	Corrections Corp. of America	2,549,644
289,777	L	Pharmaceutical Product Development, Inc.	11,089,766

			13,639,410

		Computers: 6.0%
57,900	@	Apple, Inc.	7,066,116
1,590,400	@,L	Brocade Communications Systems, Inc.	12,436,928
119,300	@	Cadence Design Systems, Inc.	2,619,828
26,500	@	Cognizant Technology Solutions Corp.	1,989,885
6,400	L	Factset Research Systems, Inc.	437,440
22,900	@	Sandisk Corp.	1,120,726
612,300	@	Sun Microsystems, Inc.	3,220,698
123,400	@,L	Western Digital Corp.	2,387,790

			31,279,411

		Cosmetics/ Personal Care: 1.5%
85,300		Avon Products, Inc.	3,134,775
135,000	@,L	Bare Escentuals, Inc.	4,610,250

			7,745,025

		Distribution/ Wholesale: 0.2%
87,480	L	Building Materials Holding Corp.	1,241,341

			1,241,341

		Diversified Financial Services: 0.8%
107,000	@,L	AmeriCredit Corp.	2,840,850
100	L	Chicago Mercantile Exchange Holdings, Inc.	53,436
22,200		T. Rowe Price Group, Inc.	1,151,958

			4,046,244

		Electric: 1.7%
51,664	@	AES Corp.	1,130,408
28,700	@,L	Allegheny Energy, Inc.	1,484,938
35,100		Constellation Energy Group, Inc.	3,059,667
67,100		PPL Corp.	3,139,609

			8,814,622

		Electrical Components & Equipment: 3.1%
16,634	@	Advanced Energy Industries, Inc.	376,926
37,200		Belden Cdt, Inc.	2,059,020
334,996	@,L	Energy Conversion Devices, Inc.	10,324,577
14,100	@,L	General Cable Corp.	1,068,075
133,208	@	GrafTech International Ltd.	2,243,223

			16,071,821

		Electronics: 3.9%
97,100	@,L	Arrow Electronics, Inc.	3,731,553
283,307	@,L	Cymer, Inc.	11,388,941
104,000	@	Thermo Electron Corp.	5,378,880

			20,499,374

		Engineering & Construction: 2.2%
4,000	L	Fluor Corp.	445,480
103,200	@	Foster Wheeler Ltd.	11,041,368
3,000	@,L	Jacobs Engineering Group, Inc.	172,530

			11,659,378

See Accompanying Notes to Financial Statements

132

PORTFOLIO OF INVESTMENTS
ING FMRSM MID CAP GROWTH PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Entertainment: 1.3%
71,900		International Game Technology	$2,854,430
68,000	@,L	Penn National Gaming, Inc.	4,086,120

			6,940,550

		Food: 0.9%
27,400		Campbell Soup Co.	1,063,394
26,700		Corn Products International, Inc.	1,213,515
27,600		Kroger Co.	776,388
604		Seaboard Corp.	1,416,380

			4,469,677

		Healthcare — Products: 1.5%
95,200	@	Henry Schein, Inc.	5,086,536
92,400	@,L	Immucor, Inc.	2,584,428

			7,670,964

		Healthcare — Services: 0.6%
54,100	@	Health Net, Inc.	2,856,480

			2,856,480

		Home Builders: 6.7%
360,500	L	D.R. Horton, Inc.	7,184,765
243,100	L	KB Home	9,570,847
252,300	L	Lennar Corp.	9,224,088
1,300	@,L	NVR, Inc.	883,675
214,500	L	Ryland Group, Inc.	8,015,865

			34,879,240

		Insurance: 4.4%
79,700		Chubb Corp.	4,314,958
52,400		Cigna Corp.	2,736,328
59,900	L	CNA Financial Corp.	2,856,631
191,000		HCC Insurance Holdings, Inc.	6,381,310
110,100	@	Philadelphia Consolidated Holding Co.	4,602,180
67,100		WR Berkley Corp.	2,183,434

			23,074,841

		Internet: 0.2%
23,100	@,L	Akamai Technologies, Inc.	1,123,584

			1,123,584

		Iron/ Steel: 3.0%
151,292		Allegheny Technologies, Inc.	15,867,505

			15,867,505

		Lodging: 1.2%
24,784	@,W,L	Gaylord Entertainment Co.	1,329,414
65,700	@,L	Las Vegas Sands Corp.	5,018,823

			6,348,237

		Machinery — Construction & Mining: 2.0%
126,234	@	Terex Corp.	10,262,824

			10,262,824

		Machinery — Diversified: 1.5%
39,400	@,L	AGCO Corp.	1,710,354
78,271		Manitowoc Co., Inc.	6,291,423

			8,001,777

		Media: 0.4%
20,700	@,L	EchoStar Communications Corp.	897,759
23,500	L	EW Scripps Co.	1,073,715

			1,971,474

		Metal Fabricate/ Hardware: 2.1%
90,900		Precision Castparts Corp.	11,031,624

			11,031,624

		Mining: 2.6%
110,724	@,L	RTI International Metals, Inc.	8,345,268
156,828	@,L	Titanium Metals Corp.	5,002,813

			13,348,081

		Oil & Gas: 7.3%
54,200	L	Diamond Offshore Drilling	5,504,552
79,300	L	ENSCO International, Inc.	4,838,093
84,800		Frontier Oil Corp.	3,711,696
102,800		Holly Corp.	7,626,732
60,700	@	Southwestern Energy Co.	2,701,150
27,600	L	Tesoro Petroleum Corp.	1,577,340
63,600	@	Transocean, Inc.	6,740,328
67,875		Western Refining, Inc.	3,923,175
25,700		XTO Energy, Inc.	1,544,570

			38,167,636

		Oil & Gas Services: 4.6%
30,400	@	Cameron International Corp.	2,172,688
19,000	@	Grant Prideco, Inc.	1,022,770
179,000	@,L	National Oilwell Varco, Inc.	18,658,960
31,600	L	Smith International, Inc.	1,853,024

			23,707,442

		Pharmaceuticals: 3.5%
240,514	@,L	Amylin Pharmaceuticals, Inc.	9,899,556
5,700	@	Barr Pharmaceuticals, Inc.	286,311
26,200	@	Cephalon, Inc.	2,106,218
8,500	@	Endo Pharmaceuticals Holdings, Inc.	290,955
7,600	@	Express Scripts, Inc.	380,076
20,700	@	Forest Laboratories, Inc.	944,955
21,200	@	Medco Health Solutions, Inc.	1,653,388
52,300	@	NBTY, Inc.	2,259,360
11,000	@,L	Sepracor, Inc.	451,220

			18,272,039

		Pipelines: 0.2%
4,600	L	Equitable Resources, Inc.	227,976
12,600	L	Questar Corp.	665,910

			893,886

		Real Estate: 0.8%
107,600	@,L	CB Richard Ellis Group, Inc.	3,927,400

			3,927,400

		Real Estate Investment Trusts: 0.4%
17,600		SL Green Realty Corp.	2,180,464

			2,180,464

		Retail: 8.6%
8,200		Abercrombie & Fitch Co.	598,436
43,000	@	Autozone, Inc.	5,874,660
106,700		Burger King Holdings, Inc.	2,810,478
13,200		Darden Restaurants, Inc.	580,668
41,900		Family Dollar Stores, Inc.	1,438,008
33,300	@	GameStop Corp.	1,302,030
153,502		JC Penney Co., Inc.	11,110,475
31,600	@	Kohl’s Corp.	2,244,548
55,160		Men’s Wearhouse, Inc.	2,817,021
65,735	L	Nordstrom, Inc.	3,360,373
246,800		OfficeMax, Inc.	9,699,240
21,200	L	Ross Stores, Inc.	652,960
91,200	L	TJX Cos., Inc.	2,508,000

			44,996,897

See Accompanying Notes to Financial Statements

133

PORTFOLIO OF INVESTMENTS
ING FMRSM MID CAP GROWTH PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Savings & Loans: 0.2%
56,700	L	Provident Financial Services, Inc.	$893,592

			893,592

		Semiconductors: 3.7%
78,000	@,L	Cypress Semiconductor Corp.	1,816,620
34,000	@,L	Diodes, Inc.	1,420,180
22,400	@	Integrated Device Technology, Inc.	342,048
14,336		Intersil Corp.	451,011
51,000	@	Lam Research Corp.	2,621,400
64,600	@,@@, L	Marvell Technology Group Ltd.	1,176,366
171,200	@,L	MEMC Electronic Materials, Inc.	10,463,744
39,200	L	Xilinx, Inc.	1,049,384

			19,340,753

		Software: 4.8%
483,300	@	Activision, Inc.	9,023,211
79,400	@	Autodesk, Inc.	3,738,152
32,200	@,L	Fiserv, Inc.	1,828,960
159,100	L	SEI Investments Co.	4,620,264
195,009	@,L	Take-Two Interactive Software, Inc.	3,894,330
51,500	@,L	Verifone Holdings, Inc.	1,815,375

			24,920,292

		Telecommunications: 2.3%
94,200	@	American Tower Corp.	3,956,400
46,600	@,L	Ciena Corp.	1,683,658
47,600		Citizens Communications Co.	726,852
29,000		Harris Corp.	1,581,950
40,100	@,L	NII Holdings, Inc.	3,237,674
48,600	@,L	Time Warner Telecom, Inc.	976,860

			12,163,394

		Transportation: 0.3%
10,300	L	Tidewater, Inc.	730,064
32,577	@@	UTI Worldwide, Inc.	872,738

			1,602,802

		Total Common Stock (Cost $498,482,226)	509,904,930

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 29.1%
	Securities Lending CollateralCC: 29.1%
$151,324,000	The Bank of New York Institutional Cash Reserves Fund	$151,324,000

	Total Short-Term Investments (Cost $151,324,000)	151,324,000

Total Investments in Securities (Cost $649,806,226)*	126.9%	$661,228,930
Other Assets and Liabilities-Net	(26.9)	(140,021,086)

Net Assets	100.0%	$521,207,844

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security
L	Loaned security, a portion or all of the security is on loan at June 30, 2007.
*	Cost for federal income tax purposes is $651,663,657.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$36,901,121
Gross Unrealized Depreciation	(27,335,848)

Net Unrealized Appreciation	$9,565,273

See Accompanying Notes to Financial Statements

134

PORTFOLIO OF INVESTMENTS
ING FRANKLIN INCOME PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED)

Investment Type Allocation

as of June 30, 2007
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 29.7%
		Banks: 1.3%
50,000		Bank of America Corp.	$2,444,500
100,000	@@	HSBC Holdings PLC	1,831,049
13,000		Wachovia Corp.	666,250

			4,941,799

		Chemicals: 1.3%
50,000		Dow Chemical Co.	2,211,000
70,000		Lyondell Chemical Co.	2,598,400

			4,809,400

		Diversified Financial Services: 0.5%
20,000		Citigroup, Inc.	1,025,800
20,000		JP Morgan Chase & Co.	969,000

			1,994,800

		Electric: 10.1%
40,000		Ameren Corp.	1,960,400
50,000		Centerpoint Energy, Inc.	870,000
50,000		Consolidated Edison, Inc.	2,256,000
32,000		Dominion Resources, Inc.	2,761,920
114,400		Duke Energy Corp.	2,093,520
16,300		Exelon Corp.	1,183,380
10,900		FirstEnergy Corp.	705,557
17,000		FPL Group, Inc.	964,580
60,000		PG&E Corp.	2,718,000
25,000		Pinnacle West Capital Corp.	996,250
100,000		Portland General Electric Co.	2,744,000
25,000		Progress Energy, Inc.	1,139,750
53,700		Public Service Enterprise Group, Inc.	4,713,786
100,000		Southern Co.	3,429,000
100,000		TECO Energy, Inc.	1,718,000
100,000		TXU Corp.	6,730,000

			36,984,143

		Gas: 1.2%
40,000		AGL Resources, Inc.	1,619,200
100,000		Atmos Energy Corp.	3,006,000

			4,625,200

		Healthcare — Products: 1.7%
100,000		Johnson & Johnson	6,162,000

			6,162,000

		Home Builders: 1.2%
100,000		D.R. Horton, Inc.	1,993,000
35,600		KB Home	1,401,572
25,000		Lennar Corp.	914,000

			4,308,572

		Mining: 0.4%
2,400	@@	Anglogold Ashanti Ltd. ADR	90,768
50,000	@@	Barrick Gold Corp.	1,453,500

			1,544,268

		Miscellaneous Manufacturing: 2.0%
40,000		3M Co.	3,471,600
100,000		General Electric Co.	3,828,000

			7,299,600

		Oil & Gas: 2.5%
30,000	@@	BP PLC ADR	2,164,200
40,000	@@	Canadian Oil Sands Trust	1,236,893
35,000		Chesapeake Energy Corp.	1,211,000
20,000		Chevron Corp.	1,684,800
35,000		ConocoPhillips	2,747,500

			9,044,393

		Oil & Gas Services: 0.4%
40,000		Halliburton Co.	1,380,000

			1,380,000

		Pharmaceuticals: 1.7%
11,500		Merck & Co., Inc.	572,700
220,000		Pfizer, Inc.	5,625,400

			6,198,100

		Pipelines: 1.3%
120,000		Spectra Energy Corp.	3,115,200
50,000	@@	TransCanada Corp.	1,719,784

			4,834,984

		Real Estate Investment Trusts: 0.3%
36,500		Anthracite Capital, Inc.	427,050
29,200		CapitalSource, Inc.	718,028

			1,145,078

		Retail: 0.3%
27,555		CVS Corp.	1,004,380

			1,004,380

		Savings & Loans: 1.4%
120,000		Washington Mutual, Inc.	5,116,800

			5,116,800

		Semiconductors: 0.8%
125,000		Intel Corp.	2,970,000

			2,970,000

See Accompanying Notes to Financial Statements

135

PORTFOLIO OF INVESTMENTS
ING FRANKLIN INCOME PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Telecommunications: 0.9%
20,000		AT&T, Inc.	$830,000
30,000		Verizon Communications, Inc.	1,235,100
34,000	@@	Vodafone Group PLC ADR	1,143,420

			3,208,520

		Transportation: 0.4%
20,000		United Parcel Service, Inc.	1,460,000

			1,460,000

		Total Common Stock (Cost $100,867,270)	109,032,037

PREFERRED STOCK: 8.4%
		Banks: 1.0%
30,000		Credit Suisse	2,172,600
45,000	#	Wachovia Bank NA	1,722,600

			3,895,200

		Chemicals: 0.4%
30,000		Huntsman Corp.	1,470,000

			1,470,000

		Diversified Financial Services: 5.4%
70,000		Citigroup Funding, Inc.	2,312,940
65,000		D.R. Horton, Inc.	1,624,071
30,000		E*Trade Financial Corp.	837,600
55,000	#	Goldman Sachs Group, Inc.	2,440,570
70,000		Lehman Brothers Holdings, Inc. — Series CSCO	1,420,300
35,000		Lehman Brothers Holdings, Inc. — Series AA	1,307,950
18,000	#	Merrill Lynch & Co., Inc.	745,380
40,000	#	Morgan Stanley — Series GSF	2,595,600
60,000	#	Morgan Stanley — Series NEM	2,427,000
80,000	#	Morgan Stanley — Series 144A	1,844,800
80,000	#	Morgan Stanley — Series SBUX	2,219,200

			19,775,411

		Electric: 0.1%
10,000		PNM Resources, Inc.	500,000

			500,000

		Mining: 0.5%
13,200		Freeport-McMoRan Copper & Gold, Inc. — Non Voting	1,696,200

			1,696,200

		Oil & Gas: 0.6%
7,200		Chesapeake Energy Corp.	2,068,200

			2,068,200

		Pharmaceuticals: 0.4%
20,000		Schering-Plough Corp.	1,376,000

			1,376,000

		Total Preferred Stock (Cost $27,699,700 )	30,781,011

Principal
Amount			Value

CONVERTIBLE BONDS: 1.4%
		Biotechnology: 0.4%
$1,500,000		Amgen, Inc., 0.375%, due 02/01/13	$1,338,750

			1,338,750

		Oil & Gas Services: 0.3%
1,000,000	C	Hanover Compressor Co., 4.750%, due 03/15/08	985,000

			985,000

		Telecommunications: 0.7%
2,700,000	@@,C	Nortel Networks Corp., 4.250%, due 09/01/08	2,676,375

			2,676,375

		Total Convertible Bonds (Cost $4,935,297)	5,000,125

CORPORATE BONDS/ NOTES: 45.1%
		Advertising: 0.9%
1,000,000	C	Lamar Media Corp., 6.625%, due 08/15/15	952,500
1,900,000	C	R.H. Donnelley Corp., 6.875%, due 01/15/13	1,809,750
400,000	C	R.H. Donnelley Corp., 8.875%, due 01/15/16	418,000

			3,180,250

		Aerospace/ Defense: 1.0%
1,325,000	C	DRS Technologies, Inc., 6.625%, due 02/01/16	1,285,250
2,000,000	C	L-3 Communications Corp., 5.875%, due 01/15/15	1,865,000
700,000	C	L-3 Communications Corp., 6.375%, due 10/15/15	665,000

			3,815,250

		Agriculture: 0.1%
500,000	C	Reynolds American, Inc., 7.250%, due 06/01/13	521,498

			521,498

		Auto Manufacturers: 0.5%
1,500,000		Ford Motor Co., 7.450%, due 07/16/31	1,205,625
500,000	C	General Motors Corp., 8.375%, due 07/15/33	458,750

			1,664,375

		Auto Parts & Equipment: 0.4%
1,400,000	#, C	TRW Automotive, Inc., 7.250%, due 03/15/17	1,340,500

			1,340,500

		Chemicals: 2.1%
1,400,000	C	Chemtura Corp., 6.875%, due 06/01/16	1,330,000
EUR 1,400,000	@@,#, C	Ineos Group Holdings PLC, 7.875%, due 02/15/16	1,781,146
$700,000	C	Johnsondiversey, Inc., 9.625%, due 05/15/12	734,125
1,900,000	C	Lyondell Chemical Co., 6.875%, due 06/15/17	1,843,000
2,000,000	C	Lyondell Chemical Co., 8.000%, due 09/15/14	2,065,000

			7,753,271

See Accompanying Notes to Financial Statements

136

PORTFOLIO OF INVESTMENTS
ING FRANKLIN INCOME PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Coal: 0.7%
$1,000,000	C	Massey Energy Co., 6.875%, due 12/15/13	$921,250
1,500,000	C	Peabody Energy Corp., 7.375%, due 11/01/16	1,537,500

			2,458,750

		Commercial Services: 0.7%
400,000	#, C	Rental Services Corp., 9.500%, due 12/01/14	410,000
2,000,000	C	United Rentals North America, Inc., 7.750%, due 11/15/13	2,012,500

			2,422,500

		Computers: 1.3%
3,300,000	@@,C	Seagate Technology HDD Holdings, 6.375%, due 10/01/11	3,234,000
800,000	C	Sungard Data Systems, Inc., 9.125%, due 08/15/13	823,000
800,000	C	SunGard Data Systems, Inc., 10.250%, due 08/15/15	850,000

			4,907,000

		Diversified Financial Services: 5.6%
4,500,000		Ford Motor Credit Co., 7.375%, due 10/28/09	4,469,288
1,500,000		Ford Motor Credit Co., 7.875%, due 06/15/10	1,500,681
2,000,000		Ford Motor Credit Co., 9.875%, due 08/10/11	2,101,024
2,000,000		General Motors Acceptance Corp., 5.625%, due 05/15/09	1,956,314
1,300,000		General Motors Acceptance Corp., 6.875%, due 09/15/11	1,279,897
2,800,000		General Motors Acceptance Corp., 6.875%, due 08/28/12	2,739,416
700,000		General Motors Acceptance Corp., 7.750%, due 01/19/10	709,036
400,000	#, C	Hawker Beechcraft Acquisition Co., LLC, 8.500%, due 04/01/15	414,000
5,000,000	C	Residential Capital Corp., 6.375%, due 06/30/10	4,938,760
400,000	+, C	Vanguard Health Holding Co. I, LLC, 10.500%, (step rate 11.250%) due 10/01/15	328,000

			20,436,416

		Electric: 1.8%
1,900,000	C	NRG Energy, Inc., 7.250%, due 02/01/14	1,909,500
2,100,000	C	Reliant Energy, Inc., 7.625%, due 06/15/14	2,058,000
1,100,000	C	Reliant Energy, Inc., 7.875%, due 06/15/17	1,075,250
1,900,000	C	TXU Corp., 5.550%, due 11/15/14	1,622,461

			6,665,211

		Electronics: 2.2%
2,000,000	@@,C	Flextronics International Ltd., 6.250%, due 11/15/14	1,830,000
1,250,000	@@,C	NXP BV/NXP Funding, LLC, 9.500%, due 10/15/15	1,237,500
2,050,000	C	Sanmina-SCI Corp., 6.750%, due 03/01/13	1,875,750
2,100,000	#, C	Sanmina-SCI Corp., 8.110%, due 06/15/14	2,110,500
1,000,000	C	Sanmina-SCI Corp., 8.125%, due 03/01/16	935,000

			7,988,750

		Environmental Control: 1.5%
1,350,000	C	Allied Waste North America, Inc., 6.375%, due 04/15/11	1,319,625
1,000,000	C	Allied Waste North America, Inc., 6.500%, due 11/15/10	985,000
2,500,000	C	Allied Waste North America, Inc., 6.875%, due 06/01/17	2,431,250
900,000	C	Allied Waste North America, Inc., 7.125%, due 05/15/16	884,250

			5,620,125

		Food: 0.4%
1,300,000	C	Dole Food Co., Inc., 8.625%, due 05/01/09	1,303,250

			1,303,250

		Healthcare — Services: 4.5%
2,500,000	#, C	Community Health Systems, Inc., 8.875%, due 07/15/15	2,546,875
1,000,000	#, C	DaVita, Inc., 6.625%, due 03/15/13	981,250
1,200,000	C	DaVita, Inc., 6.625%, due 03/15/13	1,177,500
1,000,000	C	DaVita, Inc., 7.250%, due 03/15/15	992,500
1,000,000	C	HCA, Inc., 6.500%, due 02/15/16	851,250
1,300,000	#, C	HCA, Inc., 9.250%, due 11/15/16	1,387,750
500,000	C	Tenet Healthcare Corp., 6.375%, due 12/01/11	459,375
5,500,000	C	Tenet Healthcare Corp., 9.250%, due 02/01/15	5,252,499
1,000,000	#, C	United Surgical Partners International, Inc., 8.875%, due 05/01/17	1,007,500
2,000,000	&, #, C	US Oncology Holdings, Inc., 9.797%, due 03/15/12	1,975,000

			16,631,499

		Home Builders: 2.5%
1,250,000	C	Beazer Homes USA, Inc., 6.875%, due 07/15/15	1,081,250
1,200,000	C	Beazer Homes USA, Inc., 8.125%, due 06/15/16	1,182,000
1,500,000	C	D.R. Horton, Inc., 5.625%, due 01/15/16	1,362,456
1,000,000	C	DR Horton, Inc., 6.500%, due 04/15/16	958,332
1,000,000	C	K Hovnanian Enterprises, Inc., 7.500%, due 05/15/16	915,000
2,500,000	C	KB Home, 5.750%, due 02/01/14	2,212,500

See Accompanying Notes to Financial Statements

137

PORTFOLIO OF INVESTMENTS
ING FRANKLIN INCOME PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Home Builders: (continued)
$1,500,000	C	KB Home, 6.250%, due 06/15/15	$1,327,500

			9,039,038

		Household Products/ Wares: 0.4%
1,500,000	+, C	Johnsondiversey Holdings, Inc., 10.670%, due 05/15/13	1,560,000

			1,560,000

		Lodging: 0.9%
1,700,000	C	MGM Mirage, 6.625%, due 07/15/15	1,553,375
2,000,000	C	MGM Mirage, 6.750%, due 04/01/13	1,910,000

			3,463,375

		Machinery — Diversified: 0.3%
1,000,000	C	Case New Holland, Inc., 7.125%, due 03/01/14	1,017,500

			1,017,500

		Media: 3.2%
600,000	C	Cablevision Systems Corp., 8.000%, due 04/15/12	595,500
2,500,000	+, C	CCH I Holdings, LLC, 11.750%, due 05/15/14	2,468,750
3,000,000	C	CCH I, LLC, 11.000%, due 10/01/15	3,146,250
600,000	C	Charter Communications Holdings II, LLC, 10.250%, due 09/15/10	630,000
500,000	C	Clear Channel Communications, Inc., 5.500%, due 09/15/14	427,891
1,000,000	C	Clear Channel Communications, Inc., 5.750%, due 01/15/13	901,430
500,000		CSC Holdings, Inc., 7.625%, due 04/01/11	498,750
2,000,000	&, #, C	Univision Communications, Inc., 9.750%, due 03/15/15	1,985,000
400,000	C	Viacom, Inc., 6.250%, due 04/30/16	394,637
900,000	C	Xm Satellite Radio, Inc., 9.750%, due 05/01/14	886,500

			11,934,708

		Mining: 0.3%
1,000,000	C	Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 04/01/17	1,070,000

			1,070,000

		Miscellaneous Manufacturing: 0.8%
1,000,000	C	RBS Global, Inc. and Rexnord Corp., 8.875%, due 09/01/16	1,007,500
2,000,000		Rexnord Corp., 12.360%, due 02/20/13	1,980,000

			2,987,500

		Oil & Gas: 5.8%
1,000,000	C	Callon Petroleum Co., 9.750%, due 12/08/10	995,000
4,000,000	C	Chesapeake Energy Corp., 6.250%, due 01/15/18	3,755,000
1,700,000	C	Mariner Energy, Inc., 7.500%, due 04/15/13	1,674,500
2,000,000	C	Newfield Exploration Co., 6.625%, due 04/15/16	1,935,000
2,500,000	@@,#, C	OPTI Canada, Inc., 7.875%, due 12/15/14	2,512,500
1,900,000	C	Pioneer Natural Resources Co., 6.875%, due 05/01/18	1,810,831
400,000	C	Pogo Producing Co., 7.875%, due 05/01/13	410,000
2,000,000	#	Sabine Pass LNG LP, 7.250%, due 11/30/13	1,990,000
2,500,000	#	Sabine Pass LNG LP, 7.500%, due 11/30/16	2,493,750
900,000	#, C	Tesoro Corp., 6.500%, due 06/01/17	884,250
3,000,000	#, C	W&T Offshore, Inc., 8.250%, due 06/15/14	2,977,500

			21,438,331

		Oil & Gas Services: 1.0%
700,000	@@,C	Compagnie Generale de Geophysique-Veritas, 7.500%, due 05/15/15	703,500
1,000,000	@@,C	Compagnie Generale de Geophysique-Veritas, 7.750%, due 05/15/17	1,017,500
2,000,000	C	Sesi, LLC, 6.875%, due 06/01/14	1,955,000

			3,676,000

		Packaging & Containers: 1.3%
1,500,000	C	Berry Plastics Holding Corp., 8.875%, due 09/15/14	1,526,250
1,500,000		Berry Plastics Holding Corp., 11.610%, due 06/15/14	1,466,250
1,700,000	C	Jefferson Smurfit Corp., 8.250%, due 10/01/12	1,695,750

			4,688,250

		Pharmaceuticals: 0.3%
1,200,000	C	Mylan Laboratories, Inc., 6.375%, due 08/15/15	1,242,000

			1,242,000

		Pipelines: 1.2%
600,000	C	Dynegy Holdings, Inc., 6.875%, due 04/01/11	592,500
2,500,000	#	Dynegy Holdings, Inc., 7.750%, due 06/01/19	2,337,500
1,500,000	C	El Paso Corp., 7.750%, due 01/15/32	1,518,465

			4,448,465

		Real Estate Investment Trusts: 0.4%
1,400,000	C	Host Marriott LP, 6.375%, due 03/15/15	1,351,000

			1,351,000

		Retail: 1.1%
4,000,000	#, C	Dollar General Corp., 10.625%, due 07/15/15	3,880,000

			3,880,000

See Accompanying Notes to Financial Statements

138

PORTFOLIO OF INVESTMENTS
ING FRANKLIN INCOME PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Semiconductors: 1.0%
$3,400,000	#, C	Freescale Semiconductor, Inc., 8.875%, due 12/15/14	$3,264,000
500,000	#, C	Freescale Semiconductor, Inc., 10.125%, due 12/15/16	472,500

			3,736,500

		Telecommunications: 0.9%
2,500,000	@@,#, C	Digicel Group Ltd., 8.875%, due 01/15/15	2,456,250
800,000	C	Qwest Capital Funding, Inc., 7.250%, due 02/15/11	800,000

			3,256,250

		Total Corporate Bonds/Notes (Cost $166,604,331)	165,497,562

U.S. GOVERNMENT AGENCY OBLIGATIONS: 4.2%
		Federal Home Loan Mortgage Corporation: 2.5%
4,787,485		5.000%, due 10/01/36	4,492,109
5,000,000		5.500%, due 06/01/37	4,823,231

			9,315,340

		Federal National Mortgage Corporation: 1.7%
1,387,421		6.000%, due 03/01/36	1,373,566
5,000,000	W	6.000%, due 07/01/37	4,946,095

			6,319,661

		Total U.S. Government Agency Obligations (Cost $15,794,258)	15,635,001

		Total Long-Term Investments (Cost $315,900,856)	325,945,736

SHORT-TERM INVESTMENTS: 14.2%
		Foreign Securities: 14.2%
40,000	@@,#	Deutsche Bank AG Preferred, 10.000%, due 10/03/07	2,944,000
49,210,000	@@,Z	World Bank Discount Notes, 4.900%, due 07/02/07	49,196,604

		Total Short-Term Investments (Cost $51,752,204)	52,140,604

Total Investments in Securities (Cost $367,653,060)*	103.0%	$378,086,340
Other Assets and Liabilities-Net	(3.0)	(10,999,851)

Net Assets	100.0%	$367,086,489

@@	Foreign Issuer
&	Payment-in-kind
ADR	American Depositary Receipt
+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/ Trustees.
C	Bond may be called prior to maturity date.
W	When-issued or delayed delivery security
Z	Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase
EUR	EU Euro
*	Cost for federal income tax purposes is the same for financial statement purposes.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$15,240,160
Gross Unrealized Depreciation	(4,806,880)

Net Unrealized Appreciation	$10,433,280

See Accompanying Notes to Financial Statements

139

PORTFOLIO OF INVESTMENTS
ING FRANKLIN MUTUAL SHARES PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED)

Industry Allocation

as of June 30, 2007
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 91.2%
		Advertising: 0.3%
17,910	@@	WPP Group PLC	$267,870

			267,870

		Aerospace/ Defense: 0.1%
6,081	@	Gencorp, Inc.	79,479

			79,479

		Agriculture: 7.8%
14,502	@@	Altadis SA	958,428
15,272		Altria Group, Inc.	1,071,178
44,207	@@	British American Tobacco PLC	1,507,701
24,865	@@	Imperial Tobacco Group PLC	1,146,425
112	@@	Japan Tobacco, Inc.	552,076
7,742	@@	KT&G Corp.	544,631
15,345		Reynolds American, Inc.	1,000,494

			6,780,933

		Airlines: 0.5%
10,151	@,@@	ACE Aviation Holdings, Inc.	255,955
6,581	@	Northwest Airlines Corp.	146,098

			402,053

		Auto Manufacturers: 1.6%
2,173	@@	DaimlerChrysler AG	200,032
31,976		General Motors Corp.	1,208,693

			1,408,725

		Banks: 11.0%
5,558	@@	ABN Amro Holding NV	254,847
11,693	@,@@	Banca Popolare Italiana Scrl	179,779
8,849	@@	Banco Popolare di Verona e Novara Scrl	254,431
4,715	@@	BNP Paribas	560,065
17,596	@	Centennial Bank Holdings, Inc.	149,038
18,658	@@	Danske Bank A/ S	762,966
28,102	@@	Fortis	1,191,070
92,756	@@	Intesa Sanpaolo S.p.A.	691,564
46	@@	Mitsubishi UFJ Financial Group, Inc.	506,952
3,908	@@	Societe Generale	724,068
55	@@	Sumitomo Mitsui Financial Group, Inc.	512,732
16,708	@@	Svenska Handelsbanken AB	467,213
12,246	@@	Swedbank AB	442,393
3,500		UnionBanCal Corp.	208,950
57,816		US Bancorp	1,905,033
14,674		Wachovia Corp.	752,043

			9,563,144

		Beverages: 2.0%
2,618		Brown-Forman Corp.	191,323
28,707		Coca-Cola Enterprises, Inc.	688,968
3,812	@@	Pernod-Ricard SA	841,642

			1,721,933

		Building Materials: 0.6%
11,744	@	Owens Corning, Inc.	394,951
8,012	@@,S	Rinker Group Ltd.	127,675

			522,626

		Chemicals: 0.9%
3,954	@@	Koninklijke DSM NV	194,736
4,594	@@	Linde AG	552,723

			747,459

		Commercial Services: 0.5%
4,057	@	Alliance Data Systems Corp.	313,525
5,495		H&R Block, Inc.	128,418

			441,943

		Computers: 1.9%
36,253	@	Dell, Inc.	1,035,023
1,736		International Business Machines Corp.	182,714
8,829	@	Lexmark International, Inc.	435,358

			1,653,095

		Diversified Financial Services: 3.2%
2,628		Bear Stearns Cos., Inc.	367,920
18,353	S	Citigroup, Inc.	941,325
3,117		Legg Mason, Inc.	306,650
13,798		SLM Corp.	794,489
10,193	@@	Takefuji Corp.	342,772

			2,753,156

		Electric: 4.1%
12,116		Constellation Energy Group, Inc.	1,056,152
5,943	@@	E.ON AG	992,259
2,563		NorthWestern Corp.	81,529
4,314	@@	RWE AG	457,630
6,432	@@	Suez SA	367,707
8,725		TXU Corp.	587,193

			3,542,470

		Electronics: 0.5%
8,625	@@	Koninklijke Philips Electronics NV	365,501
2,100	@	Tyco Electronics Ltd.	82,026

			447,527

		Food: 5.7%
72,718	@@	Cadbury Schweppes PLC	986,959
9,720	@@	Carrefour SA	682,673
3,498		General Mills, Inc.	204,353
4,838	@@	Groupe Danone	390,747
6,132		Kraft Foods, Inc.	216,153
16,292		Kroger Co.	458,294

See Accompanying Notes to Financial Statements

140

PORTFOLIO OF INVESTMENTS
ING FRANKLIN MUTUAL SHARES PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Food (continued)
2,428	@@	Nestle SA	$922,576
57,787	@@	Orkla ASA	1,089,567

			4,951,322

		Forest Products & Paper: 5.2%
29,819	@,@@	Domtar Corp.	332,780
34,619		International Paper Co.	1,351,872
5,708		MeadWestvaco Corp.	201,607
13,487		Temple-Inland, Inc.	829,855
22,505		Weyerhaeuser Co.	1,776,320

			4,492,434

		Gas: 0.5%
10,226		KeySpan Corp.	429,287

			429,287

		Healthcare — Products: 0.6%
8,326	@	Boston Scientific Corp.	127,721
1,650	@	Covidien Ltd.	71,115
5,250		Hillenbrand Industries, Inc.	341,250

			540,086

		Healthcare — Services: 2.2%
6,538	@	Community Health Systems, Inc.	264,462
7,714	@@	MDS, Inc.	157,140
9,608		Quest Diagnostics	496,253
88,128	@	Tenet Healthcare Corp.	573,713
8,054	@	Triad Hospitals, Inc.	432,983

			1,924,551

		Holding Companies — Diversified: 0.6%
60,576	@@	Keppel Corp., Ltd.	495,545

			495,545

		Home Builders: 0.2%
7,256		Beazer Homes USA, Inc.	179,006

			179,006

		Insurance: 9.1%
1,262	@	Alleghany Corp.	513,003
2,143	@@	Allianz AG	499,742
8,176		American International Group, Inc.	572,565
721	@	Berkshire Hathaway, Inc. — Class B	2,599,205
15,719	@	Conseco, Inc.	328,370
1,575		Hartford Financial Services Group, Inc.	155,153
5,279		Nationwide Financial Services	333,738
22,341		Old Republic International Corp.	474,970
3,362		Prudential Financial, Inc.	326,887
4,685		Travelers Cos., Inc.	250,648
2,663		White Mountains Insurance Group Ltd.	1,613,831
812	@@	Zurich Financial Services AG	251,014

			7,919,126

		Iron/ Steel: 0.9%
12,314	@@	Arcelor Mittal	769,043

			769,043

		Lodging: 0.3%
6,212	@	Wyndham Worldwide Corp.	225,247

			225,247

		Media: 6.1%
5,159	@	Cablevision Systems Corp.	186,704
25,826	@	Comcast Corp. — Special Class A	722,095
7,969		Dow Jones & Co., Inc.	457,819
1,569	@	EchoStar Communications Corp.	68,048
4,462	@	Liberty Media Holding Corp.	525,088
55,218		News Corp., Inc. — Class A	1,171,174
4,729		Sun-Times Media Group, Inc.	24,827
7,180	@	Time Warner Cable, Inc.	281,241
55,195		Time Warner, Inc.	1,161,303
16,644	@	Viacom — Class B	692,889

			5,291,188

		Mining: 1.0%
3,259	@@	Alcan, Inc.	264,957
3,258		Alcoa, Inc.	132,047
7,876	@,@@	Anglo American PLC	462,414

			859,418

		Miscellaneous Manufacturing: 3.2%
11,336		Federal Signal Corp.	179,789
7,464	@@	Siemens AG	1,068,857
45,990	@	Tyco International Ltd.	1,554,002

			2,802,648

		Oil & Gas: 3.2%
40,250	@@	BP PLC	484,301
21,763	@@	Royal Dutch Shell PLC	885,717
21,682	@,@@	SeADRill Ltd. ADR	465,139
5,685	@@	Total SA	460,930
4,121	@	Transocean, Inc.	436,744

			2,732,831

		Pharmaceuticals: 2.6%
13,689		Bristol-Myers Squibb Co.	432,025
41,351		Pfizer, Inc.	1,057,345
6,888	@@	Sanofi-Aventis	556,463
12,883		Valeant Pharmaceuticals International	215,017

			2,260,850

		Real Estate: 0.2%
3,492		St. Joe Co.	161,819

			161,819

		Real Estate Investment Trusts: 0.9%
1,166	@	Alexander’s, Inc.	471,356
62,211	@@	Link Real Estate Investment Trust	137,700
1,197		Potlatch Corp.	51,531
4,030		Ventas, Inc.	146,088

			806,675

		Retail: 3.6%
24,157		CVS Corp.	880,523
16,692		Dollar General Corp.	365,889
30,849		Home Depot, Inc.	1,213,908
13,431		Wal-Mart Stores, Inc.	646,165

			3,106,485

		Savings & Loans: 1.9%
46,858		Hudson City Bancorp., Inc.	572,605
15,723		Sovereign Bancorp., Inc.	332,384
16,585		Washington Mutual, Inc.	707,184

			1,612,173

		Semiconductors: 0.6%
73,437	@	LSI Logic Corp.	551,512

			551,512

See Accompanying Notes to Financial Statements

141

PORTFOLIO OF INVESTMENTS
ING FRANKLIN MUTUAL SHARES PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Software: 1.9%
13,910		First Data Corp.	$454,440
39,341		Microsoft Corp.	1,159,379

			1,613,819

		Stock Funds: 0.1%
133,500		DaimlerChrysler — Escrow	133,500

			133,500

		Telecommunications: 4.2%
4,080		Alltel Corp.	275,604
7,638	@@	Chunghwa Telecom Co., Ltd. ADR	144,053
5,321		Embarq Corp.	337,192
57,968		Motorola, Inc.	1,026,034
11,914	@@	Royal KPN NV	197,663
4,200	@@	Telefonica SA	93,467
17,133		Verizon Communications, Inc.	705,366
33,841		Virgin Media, Inc.	824,705

			3,604,084

		Toys/ Games/ Hobbies: 0.6%
19,200		Mattel, Inc.	485,568

			485,568

		Transportation: 0.8%
55	@@	AP Moller-Maersk A/S	661,536

			661,536

		Total Common Stock (Cost $78,550,088)	78,942,166

Principal
Amount			Value

CORPORATE BONDS/NOTES: 0.2%
		Auto Parts & Equipment: 0.1%
$53,000	±,C	Dana Corp., 5.850%, due 01/15/15	$51,145

			51,145

		Lodging: 0.0%
42,000	C	Trump Entertainment Resorts, Inc., 8.500%, due 06/01/15	41,895

			41,895

		Stock Funds: 0.1%
175,000	Z	NWA Claim, Discount Note, due 02/20/49	117,688

			117,688

		Total Corporate Bonds/ Notes (Cost $199,532 )	210,728

No. of
Contracts		Value

PURCHASED OPTIONS: 0.3%
2,058	Call Option - OTC Meadwestvaco Corp. Zero Strike-Exp 10/05/07	$72,689
506	Put Option - OTC DJ Euro Stoxx 50 Strike @ 4088.73-Exp 06/20/08	77,722
29	Put Option - CBOE S&P 500 Index Strike @ 1375-Exp 06/21/08	83,856

	Total Purchased Options (Cost $227,513)	234,267

	Total Long-Term Investments
	(Cost $78,977,133)	79,387,161

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 8.8%
		U.S. Government Agency Obligations: 0.0%
$1,000,000	Z	Federal Home Loan Bank, 5.141%, due 07/27/07	$996,476
6,600,000	Z	Federal Home Loan Bank, 4.800%, due 07/02/07	6,598,240

		Total Short-Term Investments (Cost $7,594,716)	7,594,716

Total Investments in Securities (Cost $86,571,849)*	100.5%	$86,981,877
Other Assets and Liabilities-Net	(0.5)	(393,184)

Net Assets	100.0%	$86,588,693

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
C	Bond may be called prior to maturity date.
S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
+	Defaulted security
Z	Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase
*	Cost for federal income tax purposes is the same for financial statement purposes.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,821,958
Gross Unrealized Depreciation	(1,411,930)

Net Unrealized Appreciation	$410,028

See Accompanying Notes to Financial Statements

142

PORTFOLIO OF INVESTMENTS
ING FRANKLIN MUTUAL SHARES PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

At June 30, 2007 the following forward currency contracts were outstanding for the ING Franklin Mutual Shares Portfolio:

			In		Unrealized
		Settlement	Exchange		Appreciation/
Currency	Buy/Sell	Date	For USD	Value	(Depreciation)

Australia Dollars AUD 100,000	Sell	8/14/07	84,535	84,674	$(139)
Switzerland Francs CHF 620,000	Sell	7/9/07	505,343	507,929	(2,586)
Denmark Kroner DKK 2,109,208	Sell	10/23/07	386,649	384,797	1,852
Denmark Kroner DKK 1,300,000	Sell	10/23/07	235,907	237,168	(1,261)
EURO EUR 256,921	Sell	9/24/07	348,015	348,727	(712)
EURO EUR 90,220	Sell	9/24/07	122,204	122,458	(254)
EURO EUR 5,730,395	Sell	9/24/07	7,670,133	7,778,092	(107,959)
EURO EUR 78,080	Sell	9/24/07	104,693	105,981	(1,288)
EURO EUR 168,182	Sell	9/24/07	225,659	228,281	(2,622)
EURO EUR 181,565	Sell	9/24/07	244,254	246,445	(2,191)
EURO EUR 251,021	Sell	9/24/07	337,960	340,721	(2,761)
EURO EUR 137,008	Sell	9/24/07	184,001	185,967	(1,966)
EURO EUR 468,724	Sell	9/24/07	633,040	636,218	(3,178)
EURO EUR 165,831	Sell	9/24/07	223,840	225,089	(1,249)
EURO EUR 130,325	Sell	9/24/07	175,589	176,895	(1,306)
EURO EUR 76,675	Sell	9/24/07	103,499	104,074	(575)
British Pound Sterling GBP 683,866	Sell	7/10/07	1,362,199	1,373,105	(10,906)
British Pound Sterling GBP 84,849	Sell	7/10/07	169,010	170,364	(1,354)
British Pound Sterling GBP 131,294	Sell	7/10/07	258,311	263,619	(5,308)
British Pound Sterling GBP 66,624	Sell	7/10/07	131,532	133,772	(2,240)
British Pound Sterling GBP 77,080	Sell	7/10/07	152,404	154,766	(2,362)
British Pound Sterling GBP 91,316	Sell	7/10/07	182,056	183,350	(1,294)
British Pound Sterling GBP 50,842	Sell	7/10/07	101,239	102,084	(845)
British Pound Sterling GBP 42,500	Sell	7/10/07	84,920	85,334	(414)
British Pound Sterling GBP 78,816	Sell	7/10/07	157,398	158,251	(853)
Japanese Yen JPY 85,195,906	Sell	9/19/07	697,184	699,335	(2,151)
Japanese Yen JPY 12,537,838	Sell	9/19/07	102,774	102,917	(143)
Japanese Yen JPY 61,000,000	Sell	9/19/07	499,861	500,722	(861)
Norway Krone NOK 4,161,252	Sell	7/9/07	697,799	705,786	(7,987)
Norway Krone NOK 1,400,000	Sell	7/9/07	234,990	237,453	(2,463)

					$(167,376)

See Accompanying Notes to Financial Statements

143

PORTFOLIO OF INVESTMENTS
ING LORD ABBETT AFFILIATED PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED)

Industry Allocation

as of June 30, 2007
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 99.3%
		Aerospace/ Defense: 1.9%
7,900		Boeing Co.	$759,664
30,375		Raytheon Co.	1,636,909
12,800		Rockwell Collins, Inc.	904,192

			3,300,765

		Agriculture: 0.5%
26,000		Archer-Daniels-Midland Co.	860,340

			860,340

		Auto Parts & Equipment: 0.1%
6,100	@,L	Goodyear Tire & Rubber Co.	212,036

			212,036

		Banks: 5.1%
69,175	@	Bank of New York Co., Inc.	2,866,612
14,100		Fifth Third Bancorp.	560,757
17,725	L	Marshall & Ilsley Corp.	844,242
45,300		Mellon Financial Corp.	1,993,200
4,000		PNC Financial Services Group, Inc.	286,320
20,600	L	Regions Financial Corp.	681,860
8,200	L	SunTrust Banks, Inc.	703,068
27,800		Wells Fargo & Co.	977,726

			8,913,785

		Beverages: 5.5%
49,400		Anheuser-Busch Cos., Inc.	2,576,704
60,350		Coca-Cola Co.	3,156,909
115,371		Coca-Cola Enterprises, Inc.	2,768,904
13,325	@@	Diageo PLC ADR	1,110,106

			9,612,623

		Chemicals: 1.7%
28,200		Monsanto Co.	1,904,628
14,050		Praxair, Inc.	1,011,460

			2,916,088

		Commercial Services: 1.0%
62,900	@,L	Hertz Global Holdings, Inc.	1,671,253

			1,671,253

		Computers: 5.1%
53,575		Hewlett-Packard Co.	2,390,517
12,400		International Business Machines Corp.	1,305,100
17,900	@	Network Appliance, Inc.	522,680
862,725	@,L	Sun Microsystems, Inc.	4,537,934

			8,756,231

		Cosmetics/ Personal Care: 2.9%
83,275		Procter & Gamble Co.	5,095,597

			5,095,597

		Diversified Financial Services: 7.9%
25,600		Charles Schwab Corp.	525,312
140,800		Citigroup, Inc.	7,221,632
45,500		Fannie Mae	2,972,515
52,150		JP Morgan Chase & Co.	2,526,668
4,300		Morgan Stanley	360,684

			13,606,811

		Electric: 4.3%
17,100	L	Dominion Resources, Inc.	1,475,901
25,000	L	FPL Group, Inc.	1,418,500
45,500		PG&E Corp.	2,061,150
34,300		PPL Corp.	1,604,897
17,700		Progress Energy, Inc.	806,943

			7,367,391

		Electrical Components & Equipment: 1.3%
46,600		Emerson Electric Co.	2,180,880

			2,180,880

		Environmental Control: 0.4%
19,013		Waste Management, Inc.	742,458

			742,458

		Food: 5.7%
120,800		Kraft Foods, Inc.	4,258,200
121,800		Kroger Co.	3,426,234
39,100		Supervalu, Inc.	1,811,112
5,700		WM Wrigley Jr. Co.	315,267

			9,810,813

		Forest Products & Paper: 1.1%
48,160	L	International Paper Co.	1,880,648

			1,880,648

		Healthcare — Products: 2.8%
45,158		Baxter International, Inc.	2,544,202
149,200	@	Boston Scientific Corp.	2,288,728

			4,832,930

		Healthcare — Services: 0.4%
8,400	@	WellPoint, Inc.	670,572

			670,572

		Household Products/ Wares: 0.5%
13,816		Kimberly-Clark Corp.	924,152

			924,152

		Insurance: 4.8%
77,289		American International Group, Inc.	5,412,549
43,000		AON Corp.	1,832,230

See Accompanying Notes to Financial Statements

144

PORTFOLIO OF INVESTMENTS
ING LORD ABBETT AFFILIATED PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Insurance (continued)
9,600	L	MBIA, Inc.	$597,312
6,300		Metlife, Inc.	406,224

			8,248,315

		Internet: 2.0%
80,475	@,L	IAC/ InterActiveCorp.	2,785,240
23,100	@,L	Yahoo!, Inc.	626,703

			3,411,943

		Machinery — Construction & Mining: 0.4%
9,225		Caterpillar, Inc.	722,318

			722,318

		Media: 1.6%
48,700	L	News Corp., Inc. — Class B	1,117,178
77,000		Time Warner, Inc.	1,620,080

			2,737,258

		Mining: 3.0%
76,700	@@	Barrick Gold Corp.	2,229,669
10,000	@@,L	BHP Billiton Ltd. ADR	597,500
29,000		Freeport-McMoRan Copper & Gold, Inc.	2,401,780

			5,228,949

		Miscellaneous Manufacturing: 4.0%
5,145		Eaton Corp.	478,485
167,300		General Electric Co.	6,404,244

			6,882,729

		Oil & Gas: 6.4%
11,000		Devon Energy Corp.	861,190
2,100		EOG Resources, Inc.	153,426
109,700		ExxonMobil Corp.	9,201,636
15,700		Occidental Petroleum Corp.	908,716

			11,124,968

		Oil & Gas Services: 1.7%
20,350	L	Schlumberger Ltd.	1,728,529
20,500	L	Smith International, Inc.	1,202,120

			2,930,649

		Pharmaceuticals: 9.6%
59,600		Abbott Laboratories	3,191,580
74,100		Bristol-Myers Squibb Co.	2,338,596
21,800		Eli Lilly & Co.	1,218,184
31,725	@@	Novartis AG ADR	1,778,821
44,600	@@,L	Sanofi-Aventis ADR	1,796,042
75,600	@@,L	Teva Pharmaceutical Industries Ltd. ADR	3,118,500
54,331		Wyeth	3,115,340

			16,557,063

		Pipelines: 0.5%
33,550	L	Spectra Energy Corp.	870,958

			870,958

		Retail: 5.2%
6,700		Costco Wholesale Corp.	392,084
98,600		CVS Corp.	3,593,970
23,600	@,L	J Crew Group, Inc.	1,276,524
16,200		Macy’s, Inc.	644,436
64,150		Wal-Mart Stores, Inc.	3,086,257

			8,993,271

		Semiconductors: 3.2%
39,200	L	Altera Corp.	867,496
32,287	L	Microchip Technology, Inc.	1,195,910
9,700	@	Nvidia Corp.	400,707
86,128	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	958,605
55,700	L	Texas Instruments, Inc.	2,095,991

			5,518,709

		Software: 2.4%
17,375		Automatic Data Processing, Inc.	842,166
68,800		Microsoft Corp.	2,027,536
69,200	@	Oracle Corp.	1,363,932

			4,233,634

		Telecommunications: 6.2%
163,280		AT&T, Inc.	6,776,115
55,800	@	Corning, Inc.	1,425,690
20,300	@,L	Juniper Networks, Inc.	510,951
31,900		Qualcomm, Inc.	1,384,141
16,500		Verizon Communications, Inc.	679,305

			10,776,202

		Transportation: 0.1%
3,000		United Parcel Service, Inc.	219,000

			219,000

		Total Common Stock (Cost $154,196,680)	171,811,339

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 14.2%
	Securities Lending CollateralCC: 14.2%
$24,560,000	The Bank of New York Institutional Cash Reserves Fund	$24,560,000

	Total Short-Term Investments (Cost $24,560,000)	24,560,000

Total Investments in Securities (Cost $178,756,680)*	113.5%	$196,371,339
Other Assets and Liabilities-Net	(13.5)	(23,394,048)

Net Assets	100.0%	$172,977,291

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2007.
*	Cost for federal income tax purposes is $179,053,731.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$18,368,661
Gross Unrealized Depreciation	(1,051,053)

Net Unrealized Appreciation	$17,317,608

See Accompanying Notes to Financial Statements

145

PORTFOLIO OF INVESTMENTS
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED)

Investment Type Allocation

as of June 30, 2007
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 63.3%
		Airlines: 0.9%
1,994,300	L	Southwest Airlines Co.	$29,735,013

			29,735,013

		Banks: 4.7%
618,755	@@	Banco Popolare di Verona e Novara Scrl	17,790,754
757,116	L	First Horizon National Corp.	29,527,524
519,400	L	Marshall & Ilsley Corp.	24,739,022
2,367,418	@@	Royal Bank of Scotland Group PLC	29,956,091
344,700		SunTrust Banks, Inc.	29,554,578
947,700		US Bancorp	31,226,715

			162,794,684

		Beverages: 2.4%
706,000		Anheuser-Busch Cos., Inc.	36,824,960
884,900		Coca-Cola Co.	46,289,119

			83,114,079

		Chemicals: 0.5%
601,323	L	Chemtura Corp.	6,680,699
207,000		EI DuPont de Nemours & Co.	10,523,880

			17,204,579

		Commercial Services: 1.9%
1,914,200	L	H&R Block, Inc.	44,734,854
772,200	L	ServiceMaster Co.	11,938,212
354,700	L	Western Union Co.	7,388,401

			64,061,467

		Computers: 1.2%
1,398,500	@	Dell, Inc.	39,927,175
495,200	@,L	Sun Microsystems, Inc.	2,604,752

			42,531,927

		Cosmetics/ Personal Care: 0.1%
77,800		Procter & Gamble Co.	4,760,582

			4,760,582

		Diversified Financial Services: 1.7%
489,300		Ameriprise Financial, Inc.	31,104,801
110,000		JP Morgan Chase & Co.	5,329,500
110,900		Legg Mason, Inc.	10,910,342
180,300	L	Nuveen Investments, Inc.	11,205,645

			58,550,288

		Electric: 2.4%
259,300	L	Entergy Corp.	27,835,855
1,158,400		PPL Corp.	54,201,536

			82,037,391

		Electronics: 0.3%
229,400	@	Tyco Electronics Ltd.	8,960,364

			8,960,364

		Food: 1.5%
467,409		General Mills, Inc.	27,306,034
729,200		Kraft Foods, Inc.	25,704,300

			53,010,334

		Forest Products & Paper: 1.8%
539,100	L	Bowater, Inc.	13,450,545
1,277,900	L	International Paper Co.	49,901,995

			63,352,540

		Healthcare — Products: 1.1%
291,100		Baxter International, Inc.	16,400,574
362,500	@	Boston Scientific Corp.	5,560,750
388,500	@	Covidien Ltd.	16,744,350

			38,705,674

		Home Builders: 0.3%
257,000	L	Centex Corp.	10,305,700

			10,305,700

		Household Products/ Wares: 0.3%
126,600	L	Fortune Brands, Inc.	10,428,042

			10,428,042

		Housewares: 0.5%
535,400	L	Newell Rubbermaid, Inc.	15,756,822

			15,756,822

		Insurance: 7.3%
821,800		American International Group, Inc.	57,550,654
824,800		AON Corp.	35,144,728
1,702,570		Genworth Financial, Inc.	58,568,408
270,200		Hartford Financial Services Group, Inc.	26,617,402
942,356		Marsh & McLennan Cos., Inc.	29,099,953
231,000	L	Prudential Financial, Inc.	22,460,130
37,300	L	White Mountains Insurance Group Ltd.	22,604,546

			252,045,821

		Internet: 0.5%
839,400	@,L	Liberty Media Holding Corp. — Interactive	18,743,802

			18,743,802

		Media: 3.1%
766,400	@	Cablevision Systems Corp.	27,736,016
164,643	@,L	EchoStar Communications Corp.	7,140,567

See Accompanying Notes to Financial Statements

146

PORTFOLIO OF INVESTMENTS
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Media (continued)
181,500	@	Liberty Media Holding Corp.	$21,358,920
441,500	L	New York Times Co.	11,214,100
1,794,400	L	Time Warner, Inc.	37,754,176

			105,203,779

		Miscellaneous Manufacturing: 8.5%
326,900		3M Co.	28,371,651
519,000		Danaher Corp.	39,184,500
2,199,300		General Electric Co.	84,189,204
184,100	L	Honeywell International, Inc.	10,361,148
301,800		Illinois Tool Works, Inc.	16,354,542
3,352,800	@,L	Tyco International Ltd.	113,291,110

			291,752,155

		Oil & Gas: 3.4%
590,100	@,L	CNX Gas Corp.	18,057,060
1,233,600	L	Murphy Oil Corp.	73,325,184
313,800	@@,L	Total SA ADR	25,411,524

			116,793,768

		Oil & Gas Services: 0.3%
137,000	L	Baker Hughes, Inc.	11,525,810

			11,525,810

		Pharmaceuticals: 5.3%
506,800		Cardinal Health, Inc.	35,800,352
455,600		Merck & Co., Inc.	22,688,880
1,843,900		Pfizer, Inc.	47,148,523
75,908	@@	Roche Holding AG	13,449,878
1,088,900		Wyeth	62,437,526

			181,525,159

		Real Estate: 0.2%
186,000	L	St. Joe Co.	8,619,240

			8,619,240

		Real Estate Investment Trusts: 0.2%
144,088	L	Potlatch Corp.	6,202,988

			6,202,988

		Retail: 4.8%
714,100		CVS Corp.	26,028,945
1,480,300		Home Depot, Inc.	58,249,805
619,500		Lowe’s Cos., Inc.	19,012,455
1,069,000		TJX Cos., Inc.	29,397,500
660,800		Wal-Mart Stores, Inc.	31,791,088

			164,479,793

		Semiconductors: 1.7%
2,498,900		Intel Corp.	59,373,864

			59,373,864

		Software: 2.2%
525,000		First Data Corp.	17,151,750
2,014,000		Microsoft Corp.	59,352,580

			76,504,330

		Telecommunications: 4.2%
1,673,975	L	AT&T, Inc.	69,469,963
99,200	@,L	Juniper Networks, Inc.	2,496,864
1,155,700		Motorola, Inc.	20,455,890
1,841,000		Sprint Nextel Corp.	38,127,110
342,900		Verizon Communications, Inc.	14,117,193

			144,667,020

		Total Common Stock (Cost $1,785,590,457)	2,182,747,015

PREFERRED STOCK: 2.9%
		Diversified Financial Services: 0.6%
351,200	#,I	Affiliated Managers Group, Inc.	20,545,200

			20,545,200

		Electric: 0.2%
3,700	P	NRG Energy, Inc.	7,899,500

			7,899,500

		Housewares: 0.9%
604,300	P	Newell Financial Trust I	29,912,850

			29,912,850

		Insurance: 0.4%
222,300	@@	Aspen Insurance Holdings Ltd.	12,671,100

			12,671,100

		Packaging & Containers: 0.2%
120,000	P	Owens-Illinois, Inc.	5,070,000

			5,070,000

		Sovereign: 0.5%
164	P	Fannie Mae	16,300,679

			16,300,679

		Telecommunications: 0.1%
86,700		Crown Castle International Corp.	5,006,925

			5,006,925

		Total Preferred Stock (Cost $80,931,769)	97,406,254

Principal
Amount			Value

CONVERTIBLE BONDS: 8.0%
		Biotechnology: 1.2%
$12,374,000	L	Amgen, Inc., 0.375%, due 02/01/13	$11,043,795
21,880,000	#,I,L	Amgen, Inc., 0.375%, due 02/01/13	19,527,900
10,890,000	C,L	Invitrogen Corp., 3.250%, due 06/15/25	11,121,413

			41,693,108

		Chemicals: 0.2%
6,167,000		Hercules, Inc., 6.500%, due 06/30/29	5,457,795

			5,457,795

		Coal: 0.8%
26,968,000	C,L	Peabody Energy Corp., 4.750%, due 12/15/66	28,619,790

			28,619,790

		Electronics: 0.1%
3,575,000	#,I	Newport Corp., 2.500%, due 02/15/12	3,338,156
1,555,000	L	Newport Corp., 2.500%, due 02/15/12	1,451,981

			4,790,137

See Accompanying Notes to Financial Statements

147

PORTFOLIO OF INVESTMENTS
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Healthcare — Products: 0.5%
$5,590,000	#,C,I	Beckman Coulter, Inc., 2.500%, due 12/15/36	$5,953,350
7,495,000	C	Henry Schein, Inc., 3.000%, due 08/15/34	9,631,075

			15,584,425

		Healthcare — Services: 0.3%
11,687,000	#,C	LifePoint Hospitals, Inc., 3.250%, due 08/15/25	10,927,345

			10,927,345

		Insurance: 0.2%
7,828,000	C,Z	USF&G Corp., 2.450%, due 03/03/09	7,514,880

			7,514,880

		Media: 1.4%
35,190,000	C	Liberty Media Corp., 3.250%, due 03/15/31	30,175,425
20,004,000	C	Liberty Media Corp., 3.500%, due 01/15/31	16,383,076

			46,558,501

		Miscellaneous Manufacturing: 0.0%
630,000	C,L	Actuant Corp., 2.000%, due 11/15/23	1,017,450

			1,017,450

		Oil & Gas Services: 1.4%
6,510,000	C,L	Oil States International, Inc., 2.375%, due 07/01/25	9,561,563
6,843,000	@@,C	Schlumberger Ltd., 1.500%, due 06/01/23	16,089,604
9,954,000	@@,C	Schlumberger Ltd., 2.125%, due 06/01/23	21,251,790

			46,902,957

		Real Estate Investment Trusts: 0.3%
10,789,000	C,L	UDR, Inc., 4.000%, due 12/15/35	11,368,909

			11,368,909

		Telecommunications: 1.6%
3,800,000	C	Crown Castle International Corp., 4.000%, due 07/15/10	12,744,250
6,500,000	C,L	Lucent Technologies, Inc., 2.875%, due 06/15/23	6,865,625
32,036,000	C	Lucent Technologies, Inc., 2.875%, due 06/15/25	36,040,500

			55,650,375

		Total Convertible Bonds (Cost $243,239,855)	276,085,672

CORPORATE BONDS/ NOTES: 2.6%
		Aerospace/ Defense: 0.1%
2,476,000	C,L	Alliant Techsystems, Inc., 3.000%, due 08/15/24	3,481,875

			3,481,875

		Electric: 0.4%
7,460,000	C	Cincinnati Gas & Electric, 5.700%, due 09/15/12	7,464,267
4,300,000	C	Southern Power Co., 6.250%, due 07/15/12	4,401,093
3,875,000	C	TECO Energy, Inc., 7.000%, due 05/01/12	4,023,703

			15,889,063

		Media: 0.1%
3,450,000		CSC Holdings, Inc., 7.250%, due 07/15/08	3,484,500

			3,484,500

		Office/ Business Equipment: 0.3%
10,150,000	C	Xerox Corp., 9.750%, due 01/15/09	10,740,760

			10,740,760

		Pharmaceuticals: 0.4%
13,979,000	C,L	Valeant Pharmaceuticals International, 4.000%, due 11/15/13	13,035,418

			13,035,418

		Pipelines: 0.2%
6,525,000	C	Williams Cos., Inc., 8.125%, due 03/15/12	6,957,281

			6,957,281

		Telecommunications: 1.1%
4,250,000	C	American Tower Corp., 7.125%, due 10/15/12	4,366,875
225,000	C	American Tower Corp., 7.500%, due 05/01/12	232,313
32,175,000	C	Nextel Communications, Inc., 7.375%, due 08/01/15	32,189,060

			36,788,248

		Total Corporate Bonds/ Notes (Cost $89,907,961)	90,377,145

U.S. TREASURY OBLIGATIONS: 8.3%
		U.S. Treasury Bonds: 4.5%
156,163,000	L	4.750%, due 05/15/14	154,259,842

			154,259,842

		U.S. Treasury Notes: 3.8%
8,850,000	L	4.500%, due 05/15/10	8,760,119
68,830,000	L	4.500%, due 04/30/12	67,571,719
27,520,000	L	4.875%, due 05/31/08	27,502,828
27,520,000	L	4.875%, due 05/15/09	27,515,707

			131,350,373

		Total U.S. Treasury Obligations (Cost $285,448,031)	285,610,215

		Total Long-Term Investments (Cost $2,485,118,073)	2,932,226,301

Shares		Value

SHORT-TERM INVESTMENTS: 34.0%
	Mutual Fund: 14.4%
496,986,178	T.Rowe Price Reserve Investment Fund	$496,986,178

	Total Mutual Fund (Cost $496,986,178)	496,986,178

See Accompanying Notes to Financial Statements

148

PORTFOLIO OF INVESTMENTS
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares		Value

	Securities Lending CollateralCC: 19.6%
676,869,000	The Bank of New York Institutional Cash Reserves Fund	$676,869,000

	Total Securities Lending Collateral (Cost $676,869,000)	676,869,000

	Total Short-Term Investments (Cost $1,173,855,178)	1,173,855,178

Total Investments in Securities (Cost $3,658,973,251)*	119.1%	4,106,081,479
Other Assets and Liabilities-Net	(19.1)	(659,185,726)

Net Assets	100.0%	$3,446,895,753

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
C	Bond may be called prior to maturity date.
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2007.
Z	Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase
*	Cost for federal income tax purposes is $3,659,002,645.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$461,106,557
Gross Unrealized Depreciation	(14,027,723)

Net Unrealized Appreciation	$447,078,834

See Accompanying Notes to Financial Statements

149

PORTFOLIO OF INVESTMENTS
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED)

Industry Allocation

as of June 30, 2007
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 94.9%
		Aerospace/ Defense: 0.7%
187,100		Raytheon Co.	$10,082,819

			10,082,819

		Agriculture: 0.7%
121,800	L	Archer-Daniels-Midland Co.	4,030,362
117,400	L	UST, Inc.	6,305,554

			10,335,916

		Airlines: 0.3%
277,500		Southwest Airlines Co.	4,137,525

			4,137,525

		Auto Manufacturers: 0.3%
455,200	L	Ford Motor Co.	4,287,984

			4,287,984

		Banks: 5.6%
30,600	L	Capital One Financial Corp.	2,400,264
373,300		Fifth Third Bancorp.	14,846,141
374,000	L	Mellon Financial Corp.	16,456,000
202,800	L	National City Corp.	6,757,296
164,200		State Street Corp.	11,231,280
135,000	L	SunTrust Banks, Inc.	11,574,900
477,700		US Bancorp.	15,740,215
167,500		Wells Fargo & Co.	5,890,975

			84,897,071

		Beverages: 2.3%
296,500		Anheuser-Busch Cos., Inc.	15,465,440
59,400	L	Brown-Forman Corp.	4,340,952
290,500		Coca-Cola Co.	15,196,055

			35,002,447

		Biotechnology: 0.9%
237,500	@,L	Amgen, Inc.	13,131,375

			13,131,375

		Building Materials: 1.0%
430,400		Masco Corp.	12,253,488
60,500	@,L	USG Corp.	2,966,920

			15,220,408

		Chemicals: 1.8%
72,120		Chemtura Corp.	801,253
282,000	L	EI DuPont de Nemours & Co.	14,336,880
244,500		International Flavors & Fragrances, Inc.	12,748,230

			27,886,363

		Commercial Services: 0.7%
450,200	L	H&R Block, Inc.	10,521,174

			10,521,174

		Computers: 1.8%
114,500	@	Computer Sciences Corp.	6,772,675
495,800	@	Dell, Inc.	14,155,090
57,900	L	International Business Machines Corp.	6,093,975

			27,021,740

		Cosmetics/ Personal Care: 2.4%
286,700		Avon Products, Inc.	10,536,225
254,200		Colgate-Palmolive Co.	16,484,870
147,800		Procter & Gamble Co.	9,043,882

			36,064,977

		Distribution/ Wholesale: 0.5%
171,700		Genuine Parts Co.	8,516,320

			8,516,320

		Diversified Financial Services: 5.5%
673,800		Charles Schwab Corp.	13,826,376
320,466		Citigroup, Inc.	16,436,701
146,000	L	Countrywide Financial Corp.	5,307,100
124,800		Fannie Mae	8,153,184
697,544		JP Morgan Chase & Co.	33,796,007
59,300	L	Legg Mason, Inc.	5,833,934

			83,353,302

		Electric: 3.8%
44,400		Ameren Corp.	2,176,044
411,500		Duke Energy Corp.	7,530,450
131,200	L	Entergy Corp.	14,084,320
147,500	L	FirstEnergy Corp.	9,547,675
108,900	L	Pinnacle West Capital Corp.	4,339,665
208,900		Progress Energy, Inc.	9,523,751
153,100	L	TECO Energy, Inc.	2,630,258
391,400		Xcel Energy, Inc.	8,011,958

			57,844,121

		Environmental Control: 0.6%
233,900		Waste Management, Inc.	9,133,795

			9,133,795

		Food: 2.6%
157,700		Campbell Soup Co.	6,120,337
215,800		General Mills, Inc.	12,607,036
49,700	L	Hershey Co.	2,515,814
250,400		Kraft Foods, Inc.	8,826,600
161,800		McCormick & Co., Inc.	6,177,524
126,300		Sysco Corp.	4,166,637

			40,413,948

See Accompanying Notes to Financial Statements

150

PORTFOLIO OF INVESTMENTS
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Forest Products & Paper: 2.0%
591,493		International Paper Co.	$23,097,802
218,200		MeadWestvaco Corp.	7,706,824

			30,804,626

		Gas: 0.8%
580,400		NiSource, Inc.	12,020,084

			12,020,084

		Healthcare — Products: 2.0%
169,400		Baxter International, Inc.	9,543,996
312,300	@	Boston Scientific Corp.	4,790,682
253,400		Johnson & Johnson	15,614,508

			29,949,186

		Home Builders: 0.3%
232,100	L	D.R. Horton, Inc.	4,625,753

			4,625,753

		Home Furnishings: 0.6%
170,400	@@	Sony Corp. ADR	8,753,448

			8,753,448

		Household Products/ Wares: 2.1%
179,500	L	Avery Dennison Corp.	11,933,160
142,400	L	Fortune Brands, Inc.	11,729,488
122,000		Kimberly-Clark Corp.	8,160,580

			31,823,228

		Housewares: 0.8%
430,400		Newell Rubbermaid, Inc.	12,666,672

			12,666,672

		Insurance: 6.0%
251,400		American International Group, Inc.	17,605,542
122,800		Chubb Corp.	6,648,392
105,100		Genworth Financial, Inc.	3,615,440
183,577		Lincoln National Corp.	13,024,788
697,500		Marsh & McLennan Cos., Inc.	21,538,800
329,600		Progressive Corp.	7,887,328
228,992		Travelers Cos., Inc.	12,251,072
329,700	L	UnumProvident Corp.	8,608,467

			91,179,829

		Internet: 0.7%
399,700	@,L	Yahoo!, Inc.	10,843,861

			10,843,861

		Media: 6.4%
344,000	L	CBS Corp. — Class B	11,462,080
28,514		Citadel Broadcasting Corp.	183,915
258,100	L	Dow Jones & Co., Inc.	14,827,845
220,100		Gannett Co., Inc.	12,094,495
491,300	L	New York Times Co.	12,479,020
881,300		Time Warner, Inc.	18,542,552
215,756		Tribune Co.	6,343,226
211,800	@,L	Viacom — Class B	8,817,234
371,300		Walt Disney Co.	12,676,182

			97,426,549

		Mining: 1.5%
264,900		Alcoa, Inc.	10,736,397
104,700	L	Vulcan Materials Co.	11,992,338

			22,728,735

		Miscellaneous Manufacturing: 8.1%
252,300		3M Co.	21,897,117
129,000		Cooper Industries Ltd.	7,364,610
383,300	L	Eastman Kodak Co.	10,667,239
1,190,500		General Electric Co.	45,572,339
224,200		Honeywell International, Inc.	12,617,976
205,100		Illinois Tool Works, Inc.	11,114,369
148,700	@@,L	Ingersoll-Rand Co.	8,151,734
126,700		Pall Corp.	5,826,933

			123,212,317

		Oil & Gas: 9.5%
212,600		Anadarko Petroleum Corp.	11,053,074
170,824	@@,L	BP PLC ADR	12,323,243
369,690		Chevron Corp.	31,142,686
362,924		ExxonMobil Corp.	30,442,065
297,300		Hess Corp.	17,528,808
191,000	L	Murphy Oil Corp.	11,353,040
296,800	@@	Royal Dutch Shell PLC ADR	24,100,160
43,300	@@	Statoil ASA	1,343,417
147,000	@@,L	Statoil ASA ADR	4,558,470

			143,844,963

		Oil & Gas Services: 1.3%
230,700	L	BJ Services Co.	6,561,108
156,000	L	Schlumberger Ltd.	13,250,640

			19,811,748

		Pharmaceuticals: 6.3%
170,100		Abbott Laboratories	9,108,855
400,700		Bristol-Myers Squibb Co.	12,646,092
341,400		Eli Lilly & Co.	19,077,432
453,500		Merck & Co., Inc.	22,584,300
670,400		Pfizer, Inc.	17,142,128
266,800		Wyeth	15,298,312

			95,857,119

		Pipelines: 0.4%
234,950		Spectra Energy Corp.	6,099,302

			6,099,302

		Retail: 2.5%
224,400	@,L	Bed Bath & Beyond, Inc.	8,076,156
163,000		Gap, Inc.	3,113,300
339,400		Home Depot, Inc.	13,355,390
287,100		Wal-Mart Stores, Inc.	13,812,381

			38,357,227

		Semiconductors: 1.6%
311,800		Analog Devices, Inc.	11,736,152
299,100	L	Applied Materials, Inc.	5,943,117
302,500		Intel Corp.	7,187,400

			24,866,669

		Software: 1.6%
828,100		Microsoft Corp.	24,404,107

			24,404,107

		Telecommunications: 6.7%
145,400		Alltel Corp.	9,821,770
709,803		AT&T, Inc.	29,456,825
432,400		Motorola, Inc.	7,653,480
466,300	@@	Nokia OYJ ADR	13,107,693
1,412,000	@,L	Qwest Communications International, Inc.	13,696,400
566,700		Sprint Nextel Corp.	11,736,357
318,850		Verizon Communications, Inc.	13,127,055
201,305		Windstream Corp.	2,971,262

			101,570,842

See Accompanying Notes to Financial Statements

151

PORTFOLIO OF INVESTMENTS
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Toys/ Games/ Hobbies: 0.7%
422,600		Mattel, Inc.	$10,687,554

			10,687,554

		Transportation: 1.5%
59,700		Norfolk Southern Corp.	3,138,429
132,200		Union Pacific Corp.	15,222,830
66,400	L	United Parcel Service, Inc.	4,847,200

			23,208,459

		Total Common Stock (Cost $1,139,018,347)	1,442,593,563

Principal
Amount			Value

CONVERTIBLE BONDS: 0.2%
		Auto Manufacturers: 0.2%
$1,744,000	C	Ford Motor Co., 4.250%, due 12/15/36	$2,193,080

		Total Convertible Bonds (Cost $1,744,000)	2,193,080

		Total Long-Term Investments (Cost $1,140,762,347)	1,444,786,643

Shares		Value

SHORT-TERM INVESTMENTS: 17.1%
	Mutual Fund: 4.7%
72,087,269	T. Rowe Price Reserve Investment Fund	$72,087,269

	Total Mutual Fund (Cost $72,087,269)	72,087,269

Principal
Amount		Value

	Securities Lending CollateralCC: 12.4%
$188,625,000	The Bank of New York Institutional Cash Reserves Fund	$188,625,000

	Total Securities Lending Collateral (Cost $188,625,000)	188,625,000

	Total Short-Term Investments (Cost $260,712,269)	260,712,269

Total Investments in Securities (Cost $1,401,474,616)*	112.2%	$1,705,498,912
Other Assets and Liabilities-Net	(12.2)	(185,705,657)

Net Assets	100.0%	$1,519,793,255

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2007.
*	Cost for federal income tax purposes is $1,407,951,183.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$313,619,998
Gross Unrealized Depreciation	(16,072,269)

Net Unrealized Appreciation	$297,547,729

See Accompanying Notes to Financial Statements

152

PORTFOLIO OF INVESTMENTS
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED)

Country Allocation

as of June 30, 2007
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 96.2%
		Bermuda: 1.9%
145,000		Accenture Ltd.	$6,219,050
70,000		ACE Ltd.	4,376,400

			10,595,450

		Canada: 0.4%
50,000	L	BCE, Inc.	1,893,452
42,300		Quebecor World, Inc.	517,408

			2,410,860

		Cayman Islands: 1.6%
400,000	L	Seagate Technology, Inc.	8,708,000

			8,708,000

		Finland: 1.8%
260,000		Stora Enso OYJ (Euro Denominated Security)	4,891,994
200,000		UPM-Kymmene OYJ	4,922,047

			9,814,041

		France: 6.2%
35,000		Accor SA	3,094,027
200,000	L	France Telecom SA	5,485,286
80,000		Peugeot SA	6,444,856
100,000	L	Sanofi-Aventis	8,078,730
75,000		Total SA	6,080,867
114,539		Vivendi	4,927,207

			34,110,973

		Germany: 6.6%
130,000	L	Bayerische Motoren Werke AG	8,366,535
200,000		Deutsche Post AG	6,474,206
103,500	@	Infineon Technologies AG	1,710,738
28,000		Muenchener Rueckversicherungs AG	5,134,950
100,000		Siemens AG	14,320,169

			36,006,598

		Hong Kong: 0.9%
200,000		Cheung Kong Holdings Ltd.	2,620,716
200,000		Swire Pacific Ltd.	2,226,100

			4,846,816

		Italy: 4.2%
140,000	L	ENI S.p.A.	5,076,037
950,000		Intesa Sanpaolo S.p.A.	7,082,951
300,000		Mediaset S.p.A.	3,098,968
850,000		UniCredito Italiano S.p.A.	7,591,864

			22,849,820

		Japan: 6.5%
136,000		Fuji Photo Film Co., Ltd.	6,078,587
400,000		Hitachi Ltd.	2,830,602
400,000		Konica Minolta Holdings, Inc.	5,895,439
675		Mitsubishi UFJ Financial Group, Inc.	7,438,964
120,000		Nomura Holdings, Inc.	2,330,803
900,000		Shinsei Bank Ltd.	3,637,378
600		Sumitomo Mitsui Financial Group, Inc.	5,593,444
25,000		Takeda Pharmaceutical Co., Ltd.	1,615,036

			35,420,253

		Mexico: 0.4%
52,300	L	Telefonos de Mexico SA de CV ADR	1,981,647

			1,981,647

		Netherlands: 4.5%
140,000		Koninklijke Philips Electronics NV	5,932,773
400,000		Reed Elsevier NV	7,602,288
260,000		Royal Dutch Shell PLC — Class B	10,838,362

			24,373,423

		Singapore: 1.0%
2,500,000		Singapore Telecommunications Ltd.	5,560,056

			5,560,056

		South Africa: 0.3%
100,000	L	Sappi Ltd.	1,818,897

			1,818,897

		South Korea: 3.3%
40,000		Hyundai Motor Co.	3,156,246
80,000		Kookmin Bank	7,016,692
13,000		Samsung Electronics Co., Ltd.	7,947,583

			18,120,521

		Spain: 0.5%
70,000	L	Repsol YPF SA	2,771,198

			2,771,198

		Sweden: 0.5%
150,000		Svenska Cellulosa AB	2,508,442

			2,508,442

		Switzerland: 3.2%
17,500		Nestle SA	6,649,537
100,000		Novartis AG	5,614,059
5,115		Swiss Reinsurance	466,489
80,000		UBS AG — Reg	4,784,345

			17,514,430

		Taiwan: 0.6%
301,499		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,355,684

			3,355,684

See Accompanying Notes to Financial Statements

153

PORTFOLIO OF INVESTMENTS
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		United Kingdom: 14.7%
500,000		Aviva PLC	$7,422,362
850,000		BP PLC	10,227,467
400,000		British Sky Broadcasting PLC	5,128,465
1,103,544		Compass Group PLC	7,620,007
280,000		GlaxoSmithKline PLC	7,294,000
551,919		HSBC Holdings PLC	10,092,602
638,216		Kingfisher PLC	2,890,781
173,971		Old Mutual PLC	586,236
300,000		Pearson PLC	5,053,573
815	@	Rolls-Royce Group PLC	8,776
48,248	@	Rolls-Royce Group PLC — B Shares Entitlement	97
660,000		Royal Bank of Scotland Group PLC	8,351,301
300,400		Standard Life PLC	1,982,749
2,888,137		Vodafone Group PLC	9,677,602
90,000		Willis Group Holdings Ltd.	3,965,400

			80,301,418

		United States: 37.1%
145,000		American International Group, Inc.	10,154,350
100,000	@	Amgen, Inc.	5,529,000
60,000	@	Apollo Group, Inc.	3,505,800
100,000	@	Bank of New York Co., Inc.	4,144,000
450,000	@	Boston Scientific Corp.	6,903,000
150,000		Bristol-Myers Squibb Co.	4,734,000
130,000	@,L	Cadence Design Systems, Inc.	2,854,800
200,000	@,L	Chico’s FAS, Inc.	4,868,000
225,000	@,L	Comcast Corp. — Class A	6,327,000
200,000	L	Eastman Kodak Co.	5,566,000
400,000		El Paso Corp.	6,892,000
200,000		Electronic Data Systems Corp.	5,546,000
140,000	@,L	Expedia, Inc.	4,100,600
300,000		General Electric Co.	11,484,000
50,000		Harley-Davidson, Inc.	2,980,500
100,000	L	International Paper Co.	3,905,000
600,000	@,L	Interpublic Group of Cos., Inc.	6,840,000
100,000		Merck & Co., Inc.	4,980,000
400,000		Microsoft Corp.	11,788,004
500,000		News Corp., Inc. — Class A	10,605,000
500,000	@	Oracle Corp.	9,855,000
400,000		Pfizer, Inc.	10,228,000
28,000		Pitney Bowes, Inc.	1,310,960
100,000		Quest Diagnostics	5,165,000
90,000		Raytheon Co.	4,850,100
251,800		Sprint Nextel Corp.	5,214,778
450,000	@,L	Tenet Healthcare Corp.	2,929,500
450,000		Time Warner, Inc.	9,468,000
85,000		Torchmark Corp.	5,695,000
340,000	@,L	Tyco International Ltd.	11,488,600
75,000	L	United Parcel Service, Inc.	5,475,000
180,000	@	Viacom — Class B	7,493,400

			202,880,392

		Total Common Stock (Cost $437,206,269)	525,948,919

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 10.7%
	Securities Lending CollateralCC: 10.7%
$58,328,000	The Bank of New York Institutional Cash Reserves Fund	$58,328,000

	Total Short-Term Investments
	(Cost $58,328,000)	58,328,000

Total Investments in Securities (Cost $495,534,269)*	106.9%	$584,276,919
Other Assets and Liabilities-Net	(6.9)	(37,612,504)

Net Assets	100.0%	$546,664,415

@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2007.
*	Cost for federal income tax purposes is $496,048,713.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$92,271,670
Gross Unrealized Depreciation	(4,043,464)

Net Unrealized Appreciation	$88,228,206

Percentage of
Industry	Net Assets

Advertising	1.2%
Aerospace/ Defense	0.9
Auto Manufacturers	3.3
Banks	11.1
Biotechnology	1.0
Commercial Services	1.9
Computers	3.1
Diversified Financial Services	1.3
Electrical Components & Equipment	0.5
Electronics	1.1
Food	1.2
Food Service	1.4
Forest Products & Paper	3.3
Healthcare — Products	1.3
Healthcare — Services	1.5
Holding Companies — Diversified	0.4
Insurance	7.3
Internet	0.7
Leisure Time	0.5
Lodging	0.6
Media	10.9
Miscellaneous Manufacturing	10.0
Office/ Business Equipment	0.2
Oil & Gas	6.4
Pharmaceuticals	7.8
Pipelines	1.3
Real Estate	0.5
Retail	1.4
Semiconductors	2.4
Software	4.0
Telecommunications	5.5
Transportation	2.2
Short-Term Investments	10.7
Other Assets and Liabilities — Net	(6.9)

Net Assets	100.0%

See Accompanying Notes to Financial Statements

154

PORTFOLIO OF INVESTMENTS
ING UBS U.S. ALLOCATION PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED)

Investment Type Allocation

as of June 30, 2007
(as a percent of net assets)

Common Stock	63.2%

U.S. Government Agency Obligations	10.9%

Mutual Funds	7.2%

Collateralized Mortgage Obligations	6.0%

U.S. Treasury Obligations	5.2%

Corporate Bonds/ Notes	5.1%

Asset-Backed Securities	2.3%

Other Bonds	0.2%

Other Assets and Liabilities — Net*	(0.1)%

Net Assets	100.0%

*	Includes short-term investments related to securities lending collateral.

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 63.2%
		Advertising: 1.4%
15,800		Omnicom Group	$836,136
9,131	@,L	R.H. Donnelley Corp.	691,947

			1,528,083

		Aerospace/ Defense: 0.3%
4,500		Northrop Grumman Corp.	350,415

			350,415

		Apparel: 0.4%
9,100	@	Coach, Inc.	431,249

			431,249

		Auto Manufacturers: 0.7%
8,700	L	Paccar, Inc.	757,248

			757,248

		Auto Parts & Equipment: 2.2%
10,300	L	BorgWarner, Inc.	886,212
13,200		Johnson Controls, Inc.	1,528,164

			2,414,376

		Banks: 5.5%
4,400		City National Corp.	334,796
27,900		Fifth Third Bancorp.	1,109,583
35,000	L	Mellon Financial Corp.	1,540,000
12,100		PNC Financial Services Group, Inc.	866,118
63,400	L	Wells Fargo & Co.	2,229,776

			6,080,273

		Beverages: 1.0%
9,800		Anheuser-Busch Cos., Inc.	511,168
23,700	@,L	Constellation Brands, Inc.	575,436

			1,086,604

		Biotechnology: 1.5%
4,400	@	Amgen, Inc.	243,276
18,000	@,L	Genzyme Corp.	1,159,200
20,900	@,L	Millennium Pharmaceuticals, Inc.	220,913

			1,623,389

		Building Materials: 1.2%
45,200		Masco Corp.	1,286,844

			1,286,844

		Computers: 0.6%
25,700	@	Dell, Inc.	733,735

			733,735

		Diversified Financial Services: 6.9%
7,244	@,L	Blackstone Group LP	212,032
54,900		Citigroup, Inc.	2,815,821
11,700		Freddie Mac	710,190
26,700		JP Morgan Chase & Co.	1,293,615
30,500		Morgan Stanley	2,558,340

			7,589,998

		Electric: 2.7%
13,900		American Electric Power Co., Inc.	626,056
28,300		Exelon Corp.	2,054,580
1,500		Northeast Utilities	42,540
10,900		Pepco Holdings, Inc.	307,380

			3,030,556

		Food: 0.8%
25,900		Sysco Corp.	854,441

			854,441

		Gas: 1.0%
16,600		NiSource, Inc.	343,786
13,200		Sempra Energy	781,836

			1,125,622

		Healthcare — Products: 1.4%
13,900		Johnson & Johnson	856,518
13,400		Medtronic, Inc.	694,924

			1,551,442

		Healthcare — Services: 0.7%
15,260		UnitedHealth Group, Inc.	780,396

			780,396

		Household Products/ Wares: 0.6%
7,800		Fortune Brands, Inc.	642,486

			642,486

		Insurance: 1.7%
8,400		Aflac, Inc.	431,760
10,900		Allstate Corp.	670,459
7,500		Hartford Financial Services Group, Inc.	738,825

			1,841,044

		Internet: 2.3%
10,900	@,L	Amazon.com, Inc.	745,669
2,000	@	McAfee, Inc.	70,400
48,842	@,L	Symantec Corp.	986,608
26,800	@,L	Yahoo!, Inc.	727,084

			2,529,761

See Accompanying Notes to Financial Statements

155

PORTFOLIO OF INVESTMENTS
ING UBS U.S. ALLOCATION PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Leisure Time: 1.5%
22,800		Carnival Corp.	$1,111,956
8,500		Harley-Davidson, Inc.	506,685

			1,618,641

		Media: 1.6%
6,900		McGraw-Hill Cos., Inc.	469,752
32,000		News Corp., Inc. — Class A	678,720
14,500	@	Viacom — Class B	603,635

			1,752,107

		Miscellaneous Manufacturing: 2.9%
46,400		General Electric Co.	1,776,192
26,100		Illinois Tool Works, Inc.	1,414,359

			3,190,551

		Oil & Gas: 3.0%
5,600		Chevron Corp.	471,744
12,300		ENSCO International, Inc.	750,423
8,400		EOG Resources, Inc.	613,704
7,500		ExxonMobil Corp.	629,100
12,000	L	GlobalSantaFe Corp.	867,000

			3,331,971

		Oil & Gas Services: 0.7%
23,400		Halliburton Co.	807,300

			807,300

		Pharmaceuticals: 4.5%
26,400		Bristol-Myers Squibb Co.	833,184
3,900	@,L	Cephalon, Inc.	313,521
10,600	@	Medco Health Solutions, Inc.	826,694
24,600		Merck & Co., Inc.	1,225,080
31,450		Wyeth	1,803,343

			5,001,822

		Retail: 2.7%
17,600	@,L	Chico’s FAS, Inc.	428,384
17,300		Costco Wholesale Corp.	1,012,396
25,500		Home Depot, Inc.	1,003,425
8,900		Target Corp.	566,040

			3,010,245

		Semiconductors: 4.0%
33,700	L	Analog Devices, Inc.	1,268,468
78,000		Intel Corp.	1,853,280
15,400	L	Linear Technology Corp.	557,172
26,800	L	Xilinx, Inc.	717,436

			4,396,356

		Software: 3.4%
34,100	@	BEA Systems, Inc.	466,829
16,100	@	Citrix Systems, Inc.	542,087
14,500	@,L	Intuit, Inc.	436,160
70,700		Microsoft Corp.	2,083,529
11,500	@,L	Red Hat, Inc.	256,220

			3,784,825

		Telecommunications: 3.7%
26,000	@@	Allergan, Inc.	1,498,640
27,800	L	AT&T, Inc.	1,153,700
71,594		Sprint Nextel Corp.	1,482,712

			4,135,052

		Transportation: 2.3%
16,400	L	Burlington Northern Santa Fe Corp.	1,396,296
10,700	L	FedEx Corp.	1,187,379

			2,583,675

		Total Common Stock (Cost $57,202,263)	69,850,507

MUTUAL FUNDS: 7.2%
		Open-End Funds: 7.2%
150,213		UBS High Yield Fund	3,274,187
90,038		UBS Small Equity Fund	4,652,325

		Total Mutual Funds (Cost $5,854,718)	7,926,512

Principal
Amount			Value

CORPORATE BONDS/ NOTES: 5.1%
		Auto Manufacturers: 0.2%
$225,000		DaimlerChrysler NA Holding Corp., 4.050%, due 06/04/08	$221,892

			221,892

		Banks: 0.2%
25,000	@@	Abbey National PLC, 7.950%, due 10/26/29	30,115
45,000		Bank One Corp., 7.875%, due 08/01/10	48,083
85,000		Capital One Financial Corp., 5.500%, due 06/01/15	82,177
45,000		Wachovia Bank NA, 7.800%, due 08/18/10	47,800
50,000		Wells Fargo & Co., 6.450%, due 02/01/11	51,596

			259,771

		Beverages: 0.0%
40,000	@@,#, C	SABMiller PLC, 6.500%, due 07/01/16	41,164

			41,164

		Chemicals: 0.1%
65,000	C	ICI Wilmington, Inc., 4.375%, due 12/01/08	63,926

			63,926

		Commercial Services: 0.1%
70,000	#	Erac USA Finance Co., 7.350%, due 06/15/08	70,974

			70,974

		Cosmetics/ Personal Care: 0.0%
35,000	C	Avon Products, Inc., 7.150%, due 11/15/09	36,312

			36,312

		Diversified Financial Services: 2.5%
56,000		Citigroup, Inc., 5.000%, due 09/15/14	53,350
345,000		Citigroup, Inc., 5.625%, due 08/27/12	345,455
50,000		Countrywide Home Loans, Inc., 3.250%, due 05/21/08	49,014
65,000	C,L	Credit Suisse First Boston USA, Inc., 6.500%, due 01/15/12	67,391
630,000		Ford Motor Credit Co., 5.800%, due 01/12/09	616,896

See Accompanying Notes to Financial Statements

156

PORTFOLIO OF INVESTMENTS
ING UBS U.S. ALLOCATION PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Diversified Financial Services: (continued)
$330,000		General Electric Capital Corp., 6.000%, due 06/15/12	$336,242
30,000	C	General Electric Capital Corp., 6.750%, due 03/15/32	32,651
130,000		General Motors Acceptance Corp., 6.875%, due 09/15/11	127,990
190,000		Goldman Sachs Group, Inc., 6.875%, due 01/15/11	197,784
40,000	#,C	Harley-Davidson, Inc., 3.625%, due 12/15/08	39,008
150,000		HSBC Finance Corp., 6.750%, due 05/15/11	155,836
95,000		International Lease Finance Corp., 3.500%, due 04/01/09	92,061
75,000		JPMorgan Chase & Co., 6.750%, due 02/01/11	77,983
85,000	L	Lehman Brothers Holdings, Inc., 5.250%, due 02/06/12	83,633
190,000	C	Morgan Stanley, 6.750%, due 04/15/11	197,160
115,000	C	Residential Capital Corp., 6.125%, due 11/21/08	113,987
130,000	C	Residential Capital Corp., 6.375%, due 06/30/10	128,408

			2,714,849

		Electric: 0.2%
70,000	C	Dominion Resources, Inc., 5.950%, due 06/15/35	65,852
50,000	C	Exelon Generation Co., LLC, 5.350%, due 01/15/14	47,978
35,000	C	Pacific Gas & Electric Co., 6.050%, due 03/01/34	34,014
30,000		PPL Capital Funding Trust I, 4.330%, due 03/01/09	29,414
85,000	C	PSEG Power, LLC, 6.950%, due 06/01/12	89,060

			266,318

		Forest Products & Paper: 0.1%
80,000	C	Weyerhaeuser Co., 6.750%, due 03/15/12	82,855

			82,855

		Household Products/ Wares: 0.1%
105,000	C	Fortune Brands, Inc., 5.375%, due 01/15/16	97,649

			97,649

		Media: 0.2%
185,000	C	Comcast Cable Communications Holdings, Inc., 6.750%, due 01/30/11	191,636
80,000	C	Time Warner, Inc., 6.875%, due 05/01/12	83,547

			275,183

		Multi-National: 0.0%
45,000	@@	Inter-American Development Bank, 5.750%, due 02/26/08	45,140

			45,140

		Office/ Business Equipment: 0.0%
25,000	C	Pitney Bowes, Inc., 4.625%, due 10/01/12	23,937

			23,937

		Oil & Gas: 0.1%
35,000	@@,C	Anadarko Finance Co., 6.750%, due 05/01/11	36,167
60,000	C	Devon Financing Corp. ULC, 6.875%, due 09/30/11	62,693

			98,860

		Pharmaceuticals: 0.2%
105,000	C	Allergan, Inc., 5.750%, due 04/01/16	104,598
35,000		Teva Pharmaceutical Finance, LLC, 5.550%, due 02/01/16	33,593
35,000	C	Wyeth, 5.500%, due 03/15/13	34,676

			172,867

		Pipelines: 0.2%
50,000	C	Kinder Morgan Energy Partners LP, 5.125%, due 11/15/14	47,230
100,000	C	Kinder Morgan Energy Partners LP, 5.800%, due 03/15/35	89,122
35,000	C,L	Spectra Energy Capital, LLC, 5.668%, due 08/15/14	33,808

			170,160

		Real Estate Investment Trusts: 0.1%
85,000	C	Prologis, 5.625%, due 11/15/15	83,300

			83,300

		Retail: 0.1%
65,000	C	CVS Caremark Corp., 5.750%, due 06/01/17	62,830

			62,830

		Savings & Loans: 0.4%
250,000		Washington Mutual Bank, 5.500%, due 01/15/13	244,600
230,000		Washington Mutual Bank, 5.950%, due 05/20/13	229,901

			474,501

		Telecommunications: 0.3%
35,000	C	AT&T Corp., 8.000%, due 11/15/31	41,722
30,000	C	BellSouth Corp., 6.550%, due 06/15/34	30,044
25,000	C	New Cingular Wireless Services, Inc., 8.750%, due 03/01/31	31,253
65,000	C	Sprint Capital Corp., 8.750%, due 03/15/32	73,201
160,000	@@,C	Telecom Italia Capital SA, 5.250%, due 11/15/13	152,662

			328,882

		Transportation: 0.0%
25,000		Burlington Northern Santa Fe Corp., 7.082%, due 05/13/29	26,667

			26,667

		Total Corporate Bonds/Notes (Cost $5,703,312)	5,618,037

U.S. GOVERNMENT AGENCY OBLIGATIONS: 10.9%
		Federal Home Loan Bank: 0.4%
480,000		5.500%, due 08/13/14	483,994

			483,994

See Accompanying Notes to Financial Statements

157

PORTFOLIO OF INVESTMENTS
ING UBS U.S. ALLOCATION PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Federal Home Loan Mortgage Corporation: 4.4%
$174,334		4.500%, due 05/01/34	$158,880
255,612		4.500%, due 12/01/34	232,954
155,000		4.625%, due 02/21/08	154,298
320,977		5.261%, due 05/01/37	317,734
970,000	C	5.300%, due 02/27/09	968,957
477,294		5.500%, due 04/01/18	471,769
137,849		5.500%, due 01/01/19	136,254
231,852		5.500%, due 05/01/20	228,573
650,000		5.500%, due 03/01/37	627,020
365,000	C	5.600%, due 10/17/13	363,322
180,000		5.750%, due 06/27/16	181,570
42,789		6.000%, due 12/01/17	43,040
104,787		6.000%, due 03/01/29	104,605
475,000	C	6.000%, due 10/15/31	476,080
20,005		6.500%, due 06/01/29	20,440
214,232		6.500%, due 10/01/33	217,897
108,744		7.000%, due 07/01/32	112,459

			4,815,852

		Federal National Mortgage Corporation: 6.0%
95,000		4.250%, due 08/15/10	92,494
446,863		4.747%, due 03/01/35	456,895
327,014		4.884%, due 05/01/35	336,937
470,198		4.914%, due 02/01/35	477,163
320,884		5.020%, due 08/01/36	319,001
330,000	C	5.200%, due 11/08/10	329,116
75,000	C	5.500%, due 01/23/12	74,892
430,611		5.500%, due 11/01/17	425,879
196,997		5.500%, due 12/01/17	194,832
910,102		5.500%, due 05/01/18	899,946
373,311		5.500%, due 03/01/20	369,209
49,355		6.000%, due 08/01/17	49,653
32,885		6.000%, due 04/01/18	33,089
524,581		6.000%, due 06/01/23	526,014
65,110		6.000%, due 03/01/29	64,910
212,082		6.000%, due 12/01/29	211,432
245,000	C	6.070%, due 05/12/16	245,672
300,000		6.250%, due 02/01/11	310,308
170,042		6.500%, due 06/01/17	173,748
594,505		6.500%, due 01/01/36	600,543
345,000	L	6.625%, due 11/15/30	390,014

			6,581,747

		Government National Mortgage Association: 0.1%
92,049		6.000%, due 01/20/34	91,573
17,552		6.125%, due 12/20/29	17,689

			109,262

		Total U.S. Government Agency Obligations (Cost $12,154,938)	11,990,855

U.S. TREASURY OBLIGATIONS: 5.2%
		U.S. Treasury Bonds: 4.5%
50,000	L	4.750%, due 05/15/14	49,391
1,455,000	L	4.750%, due 02/15/37	1,372,362
1,445,000	L	6.250%, due 08/15/23	1,604,967
1,425,000	L	6.250%, due 05/15/30	1,629,177
215,000	L	8.750%, due 05/15/17	275,536

			4,931,433

		U.S. Treasury Notes: 0.7%
380,000	L	4.250%, due 10/15/10	372,816
400,000	L	4.750%, due 12/31/08	398,906

			771,722

		Total U.S. Treasury Obligations (Cost $5,752,876)	5,703,155

ASSET-BACKED SECURITIES: 2.3%
		Automobile Asset-Backed Securities: 0.4%
500,000	C	WFS Financial Owner Trust, 4.840%, due 11/19/12	496,085

			496,085

		Credit Card Asset-Backed Securities: 0.7%
500,000	C	American Express Credit Account Master Trust, 5.410%, due 10/15/12	500,309
250,000	C	Capital One Multi-Asset Execution Trust, 5.620%, due 11/15/14	250,153

			750,462

		Other Asset-Backed Securities: 1.2%
17,402	#,C	Countrywide Asset-Backed Certificates, 5.660%, due 06/25/33	17,462
91,596	#,C,Z	Fieldstone Mortgage Investment Corp., 5.540%, due 01/25/37	87,017
300,000	C	GSAMP Trust, 5.658%, due 09/25/36	287,950
500,000	C	Lehman XS Trust, 6.000%, due 12/25/35	483,149
200,000	C	Massachusetts RRB Special Purpose Trust, 7.030%, due 03/15/12	205,623
92,207	C,Z	SACO I, Inc., Discount Note, due 05/25/36	92,247
170,000	C	Structured Asset Securities Corp., 6.080%, due 11/25/32	168,482

			1,341,930

		Total Asset-Backed Securities (Cost $2,626,531)	2,588,477

COLLATERALIZED MORTGAGE OBLIGATIONS: 6.0%
175,000	C	Banc of America Commercial Mortgage, Inc., 5.356%, due 10/10/45	168,922
200,000	C	Banc of America Commercial Mortgage, Inc., 6.349%, due 06/11/35	204,908
218,668	C	Credit Suisse First Boston Mortgage Securities Corp., 6.000%, due 10/25/35	217,444
50,128	C	Credit Suisse First Boston Mortgage Securities Corp., 7.000%, due 11/25/33	50,935
93,428	C	First Horizon Alternative Mortgage Securities, 5.303%, due 09/25/34	92,917
18,896	C	First Union Commercial Mortgage Securities, Inc., 6.650%, due 11/18/29	18,892
499,248	#	GS Mortgage Securities Corp. II, 5.520%, due 03/21/46	479,743
400,000	#	GS Mortgage Securities Corp. II, 5.812%, due 06/23/46	392,522
31,482	C	GS Mortgage Securities Corp. II, 6.312%, due 04/13/31	31,495
170,659	C	GSR Mortgage Loan Trust, 6.500%, due 04/25/20	174,286
350,000	C	Indymac Index Mortgage Loan Trust, 5.580%, due 12/25/35	347,709
400,000	C	JP Morgan Alternative Loan Trust, 6.300%, due 09/25/36	399,724
700,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.179%, due 12/15/44	676,665

See Accompanying Notes to Financial Statements

158

PORTFOLIO OF INVESTMENTS
ING UBS U.S. ALLOCATION PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

$325,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.447%, due 05/15/45	$319,832
209,427		JP Morgan Commercial Mortgage Finance Corp., 7.400%, due 07/15/31	214,679
68,142	#,C	Mach One Trust Commercial Mortgage-Backed, 3.890%, due 05/28/40	67,677
423,357	C	MLCC Mortgage Investors, Inc., 5.798%, due 05/25/36	421,331
174,981	C	Morgan Stanley Dean Witter Capital I, 7.570%, due 11/15/36	181,875
83,838	C	Morgan Stanley Mortgage Loan Trust, 6.408%, due 09/25/34	84,270
100,000	@@,#, C	Paragon Mortgages PLC, 6.110%, due 05/15/43	100,180
291,644	C	PNC Mortgage Acceptance Corp., 7.610%, due 02/15/10	302,583
375,000	C	Residential Asset Securitization Trust, 6.000%, due 05/25/36	366,236
543,000	C	Structured Adjustable Rate Mortgage Loan Trust, 5.560%, due 06/25/36	529,601
195,230	C	Washington Mutual Mortgage Pass-Through Certificates, 6.229%, due 11/25/42	195,412
639,215	C	Wells Fargo Mortgage-Backed Securities Trust, 6.000%, due 08/25/36	633,345

		Total Collateralized Mortgage Obligations (Cost $6,785,512)	6,673,183

OTHER BONDS: 0.2%
		Foreign Government Bonds: 0.2%
200,000	@@	Egypt Government Aid Bonds, 4.450%, due 09/15/15	187,850

		Total Other Bonds (Cost $193,768)	187,850

		Total Long-Term Investments
		(Cost $96,273,918)	110,538,576

SHORT-TERM INVESTMENTS: 19.6%
		Securities Lending CollateralCC: 19.6%
$21,653,000		The Bank of New York Institutional Cash Reserves Fund	$21,653,000

		Total Short-Term Investments (Cost $21,653,000)	21,653,000

Total Investments in Securities (Cost $117,926,918)*	119.7%	$132,191,576
Other Assets and Liabilities-Net	(19.7)	(21,713,418)

Net Assets	100.0%	$110,478,158

@	Non-income producing security
@@	Foreign Issuer
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2007.
Z	Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase
*	Cost for federal income tax purposes is $118,227,597.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$14,809,067
Gross Unrealized Depreciation	(845,088)

Net Unrealized Appreciation	$13,963,979

See Accompanying Notes to Financial Statements

159

PORTFOLIO OF INVESTMENTS
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED)

Industry Allocation

as of June 30, 2007
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 99.2%
		Apparel: 1.5%
26,863		Nike, Inc.	$1,565,844

			1,565,844

		Biotechnology: 1.5%
20,758	@	Genentech, Inc.	1,570,550

			1,570,550

		Building Materials: 1.5%
41,958	@,@@, L	Cemex SA de CV ADR	1,548,250

			1,548,250

		Chemicals: 6.1%
94,672		Monsanto Co.	6,394,147

			6,394,147

		Commercial Services: 6.1%
29,688	L	Corporate Executive Board Co.	1,927,048
35,385	@	Monster Worldwide, Inc.	1,454,324
48,118	L	Moody’s Corp.	2,992,940

			6,374,312

		Computers: 5.0%
22,875	@	Apple, Inc.	2,791,665
12,319	@,@@, L	Research In Motion Ltd.	2,463,677

			5,255,342

		Distribution/ Wholesale: 1.3%
384,000	@@	Li & Fung Ltd.	1,382,187

			1,382,187

		Diversified Financial Services: 5.9%
74,804		American Express Co.	4,576,509
2,905	L	Chicago Mercantile Exchange Holdings, Inc.	1,552,316
4,613		Fortress Investment Group, LLC	109,882

			6,238,707

		Food: 1.5%
61,998	@@	Tesco PLC ADR	1,561,705

			1,561,705

		Healthcare — Products: 1.6%
31,426		Dade Behring Holdings, Inc.	1,669,349

			1,669,349

		Insurance: 4.3%
812	@	Berkshire Hathaway, Inc. — Class B	2,927,260
31,455		Loews Corp.	1,603,576

			4,530,836

		Internet: 18.8%
73,643	@,L	Amazon.com, Inc.	5,037,918
155,328	@	eBay, Inc.	4,998,455
13,370	@	Google, Inc.	6,997,591
97,239	@,L	Yahoo!, Inc.	2,638,094

			19,672,058

		Iron/ Steel: 2.2%
39,625		Nucor Corp.	2,324,006

			2,324,006

		Lodging: 5.5%
17,400	@@	Accor SA	1,538,174
35,010	L	Marriott International, Inc.	1,513,832
29,807	@,L	Wynn Resorts Ltd.	2,673,390

			5,725,396

		Media: 4.0%
113,256	@@	Grupo Televisa SA ADR	3,126,998
16,411		McGraw-Hill Cos., Inc.	1,117,261

			4,244,259

		Oil & Gas: 3.7%
70,301	@,L	Ultra Petroleum Corp.	3,883,427

			3,883,427

		Real Estate: 6.1%
160,042	@@	Brookfield Asset Management, Inc.	6,385,673

			6,385,673

		Retail: 12.5%
25,451		Abercrombie & Fitch Co.	1,857,414
52,928	L	Costco Wholesale Corp.	3,097,347
31,270		McDonald’s Corp.	1,587,265
29,284	@,L	Sears Holding Corp.	4,963,638
59,355	@	Starbucks Corp.	1,557,475

			13,063,139

		Telecommunications: 5.6%
58,876	@@	America Movil SA de CV ADR	3,646,191
22,418	@@,L	China Mobile Ltd. ADR	1,208,330
49,090	L	Sprint Nextel Corp.	1,016,654

			5,871,175

See Accompanying Notes to Financial Statements

160

PORTFOLIO OF INVESTMENTS
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Transportation: 3.6%
42,627		CH Robinson Worldwide, Inc.	$2,238,770
37,660	L	Expeditors International Washington, Inc.	1,555,358

			3,794,128

		Water: 0.9%
12,422	@@,L	Veolia Environnement ADR	974,009

			974,009

		Total Common Stock (Cost $81,610,091)	104,028,499

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 25.6%
	Securities Lending CollateralCC: 25.6%
$26,925,000	The Bank of New York Institutional Cash Reserves Fund	$26,925,000

	Total Short-Term Investments (Cost $26,925,000)	26,925,000

Total Investments in Securities (Cost $108,535,091)*	124.8%	$130,953,499
Other Assets and Liabilities-Net	(24.8)	(26,064,744)

Net Assets	100.0%	$104,888,755

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2007.
*	Cost for federal income tax purposes is $108,709,191.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$25,040,808
Gross Unrealized Depreciation	(2,796,500)

Net Unrealized Appreciation	$22,244,308

See Accompanying Notes to Financial Statements

161

PORTFOLIO OF INVESTMENTS
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED)

Country Allocation

as of June 30, 2007
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 94.9%
		Finland: 3.5%
253,153		Kone OYJ	$15,912,601

			15,912,601

		France: 7.4%
133,494	L	Groupe Danone	10,781,798
54,942	L	Pernod-Ricard SA	12,130,503
137,193	L	Sanofi-Aventis	11,083,452

			33,995,753

		Ireland: 1.9%
653,004		C&C Group PLC	8,778,788

			8,778,788

		Japan: 2.1%
372,000		Kao Corp.	9,631,598

			9,631,598

		Netherlands: 7.4%
566,066		Reed Elsevier NV	10,758,493
100,162		Royal Numico NV	5,204,978
591,295		Wolters Kluwer NV	18,031,619

			33,995,090

		Spain: 3.4%
235,464	L	Altadis SA	15,561,668

			15,561,668

		Sweden: 3.6%
841,203		Swedish Match AB	16,226,726

			16,226,726

		Switzerland: 4.5%
27,580	L	Nestle SA	10,479,670
178,159		Novartis AG	10,001,951

			20,481,621

		United Kingdom: 33.9%
1,075,374		British American Tobacco PLC	36,676,140
1,709,816		Cadbury Schweppes PLC	23,206,343
522,897		Diageo PLC	10,868,369
475,408		GlaxoSmithKline PLC	12,384,378
431,937		Imperial Tobacco Group PLC	19,914,869
385,961		Reckitt Benckiser PLC	21,129,650
925,210		SMG PLC	956,832
452,047		Unilever PLC	14,596,532
1,033,369		WPP Group PLC	15,455,557

			155,188,670

		United States: 27.2%
287,136		Altria Group, Inc.	20,139,719
137,665	L	Brown-Forman Corp.	10,060,558
317,500	@,L	Career Education Corp.	10,721,975
165,470	L	Fortune Brands, Inc.	13,629,764
160,444		Harley-Davidson, Inc.	9,564,067
224,632	L	Kellogg Co.	11,633,691
143,181		Kimberly-Clark Corp.	9,577,377
337,828	L	New York Times Co.	8,580,831
650,906		Pfizer, Inc.	16,643,666
228,239		Scotts Miracle-Gro Co.	9,800,583
87,476		Weight Watchers International, Inc.	4,447,280

			124,799,511

		Total Common Stock (Cost $329,095,197)	434,572,026

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 17.8%
		U.S. Government Agency Obligations: 2.3%
$10,568,000	Z	Federal Home Loan Bank, 4.600%, due 07/02/07	$10,565,299

		Total U.S. Government Agency Obligations (Cost $10,565,299)	10,565,299

		Securities Lending CollateralCC: 15.5%
71,041,000		The Bank of New York Institutional Cash Reserves Fund	71,041,000

		Total Securities Lending Collateral (Cost $71,041,000)	71,041,000

		Total Short-Term Investments (Cost $81,606,299)	81,606,299

Total Investments in Securities (Cost $410,701,496)*	112.7%	$516,178,325
Other Assets and Liabilities-Net	(12.7)	(58,064,607)

Net Assets	100.0%	$458,113,718

See Accompanying Notes to Financial Statements

162

PORTFOLIO OF INVESTMENTS
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2007.
Z	Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase
*	Cost for federal income tax purposes is $410,764,333.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$110,530,486
Gross Unrealized Depreciation	(5,116,494)

Net Unrealized Appreciation	$105,413,992

Percentage of
Industry	Net Assets

Advertising	3.4%
Agriculture	23.7
Beverages	9.1
Commercial Services	3.3
Cosmetics/ Personal Care	2.1
Food	16.6
Household Products/ Wares	11.8
Leisure Time	2.1
Machinery — Diversified	3.5
Media	8.4
Pharmaceuticals	10.9
Short-Term Investments	17.8
Other Assets and Liabilities — Net	(12.7)

Net Assets	100.0%

At June 30, 2007 the following forward currency contracts were outstanding for the ING Van Kampen Global Franchise Portfolio:

			In
		Settlement	Exchange		Unrealized
Currency	Buy/Sell	Date	For USD	Value	Depreciation

British Pound Sterling GBP 35,235,000	Sell	07/24/07	70,553,859	$70,734,265	$(180,406)

					$(180,406)

See Accompanying Notes to Financial Statements

163

PORTFOLIO OF INVESTMENTS
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED)

Industry Allocation

as of June 30, 2007
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 96.7%
		Aerospace/ Defense: 1.2%
238,280		Raytheon Co.	$12,840,909

			12,840,909

		Agriculture: 1.2%
189,550		Altria Group, Inc.	13,295,037

			13,295,037

		Auto Manufacturers: 0.7%
211,290	@@,L	Honda Motor Co., Ltd. ADR	7,667,714

			7,667,714

		Banks: 2.9%
254,331		Bank of America Corp.	12,434,243
224,620		Fifth Third Bancorp	8,933,137
138,150		PNC Financial Services Group, Inc.	9,888,777

			31,256,157

		Beverages: 1.8%
366,330		Coca-Cola Co.	19,162,722

			19,162,722

		Chemicals: 4.0%
460,640	@@,L	Bayer AG ADR	34,686,192
183,580	L	EI DuPont de Nemours & Co.	9,333,207

			44,019,399

		Computers: 0.4%
92,193		Hewlett-Packard Co.	4,113,652

			4,113,652

		Cosmetics/ Personal Care: 1.5%
119,500	L	Estee Lauder Cos., Inc.	5,438,445
175,230		Procter & Gamble Co.	10,722,324

			16,160,769

		Diversified Financial Services: 11.5%
804,970		Charles Schwab Corp.	16,517,984
614,470		Citigroup, Inc.	31,516,166
355,750		Freddie Mac	21,594,025
747,919		JP Morgan Chase & Co.	36,236,676
230,530		Merrill Lynch & Co., Inc.	19,267,697

			125,132,548

		Electric: 4.7%
382,360	L	American Electric Power Co., Inc.	17,221,494
194,930	L	Entergy Corp.	20,925,736
201,560	L	FirstEnergy Corp.	13,046,979

			51,194,209

		Electronics: 0.4%
138,200		Applera Corp. — Applied Biosystems Group	4,220,628

			4,220,628

		Food: 4.6%
274,640	@@	Cadbury Schweppes PLC ADR	14,912,952
212,770	L	ConAgra Foods, Inc.	5,715,002
365,034		Kraft Foods, Inc.	12,867,449
525,090	@@	Unilever NV ADR	16,288,292

			49,783,695

		Healthcare — Products: 0.7%
470,860	@	Boston Scientific Corp.	7,222,992

			7,222,992

		Household Products/ Wares: 0.4%
75,050		Kimberly-Clark Corp.	5,020,095

			5,020,095

		Insurance: 8.8%
252,870	@@	Aegon NV ADR	4,968,896
288,610		Chubb Corp.	15,625,345
187,170	L	Cigna Corp.	9,774,017
113,450		Hartford Financial Services Group, Inc.	11,175,960
787,740		Marsh & McLennan Cos., Inc.	24,325,411
356,453		Travelers Cos., Inc.	19,070,236
128,820	@@,L	XL Capital Ltd. — Class A	10,858,238

			95,798,103

		Internet: 3.4%
152,300	@,L	Amazon.com, Inc.	10,418,843
681,560	@,L	Symantec Corp.	13,767,512
463,098	@,L	Yahoo!, Inc.	12,563,849

			36,750,204

		Media: 5.9%
520,691	@,L	Comcast Corp. — Class A	14,641,831
1,339,930	L	Time Warner, Inc.	28,192,123
513,000	@,L	Viacom — Class B	21,356,190

			64,190,144

		Mining: 1.0%
272,120	L	Newmont Mining Corp.	10,629,007

			10,629,007

See Accompanying Notes to Financial Statements

164

PORTFOLIO OF INVESTMENTS
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Miscellaneous Manufacturing: 6.5%
710,320		General Electric Co.	$27,191,050
157,200	@@,L	Siemens AG ADR	22,489,032
624,750	@,L	Tyco International Ltd.	21,110,303

			70,790,385

		Oil & Gas: 7.0%
262,750		ConocoPhillips	20,625,875
59,900		Devon Energy Corp.	4,689,571
135,020		ExxonMobil Corp.	11,325,478
123,380		Marathon Oil Corp.	7,397,865
211,830		Occidental Petroleum Corp.	12,260,720
240,250	@@	Royal Dutch Shell PLC ADR	19,508,300

			75,807,809

		Oil & Gas Services: 1.3%
165,650	L	Schlumberger Ltd.	14,070,311

			14,070,311

		Pharmaceuticals: 13.9%
462,330		Abbott Laboratories	24,757,772
732,030		Bristol-Myers Squibb Co.	23,102,867
395,340		Eli Lilly & Co.	22,091,599
129,150	@@	GlaxoSmithKline PLC ADR	6,763,586
335,680		Pfizer, Inc.	8,583,338
137,660	@@	Roche Holding AG ADR	12,209,244
90,750	@@,L	Sanofi-Aventis ADR	3,654,503
1,043,160		Schering-Plough Corp.	31,753,790
328,820		Wyeth	18,854,539

			151,771,238

		Pipelines: 0.5%
183,590		Williams Cos., Inc.	5,805,116

			5,805,116

		Retail: 4.3%
291,790		Home Depot, Inc.	11,481,937
129,140		McDonald’s Corp.	6,555,146
160,813	@,L	Office Depot, Inc.	4,872,634
312,200	@,L	Rite Aid Corp.	1,991,836
452,260		Wal-Mart Stores, Inc.	21,758,229

			46,659,782

		Semiconductors: 1.3%
340,696		Intel Corp.	8,094,937
535,000	@,L	Micron Technology, Inc.	6,703,550

			14,798,487

		Telecommunications: 6.8%
852,840	@@,L	Alcatel SA ADR	11,939,760
204,800	@,L	Cisco Systems, Inc.	5,703,680
101,916		Embarq Corp.	6,458,417
294,970	@@,L	France Telecom SA ADR	8,105,776
755,946		Sprint Nextel Corp.	15,655,642
634,644		Verizon Communications, Inc.	26,128,292

			73,991,567

		Total Common Stock (Cost $819,536,371)	1,052,152,679

EXCHANGE-TRADED FUNDS: 0.7%
		Exchange-Traded Funds: 0.7%
548,900	L	iShares MSCI Japan Index Fund	7,964,539

		Total Exchange-Traded Funds (Cost $8,015,165)	7,964,539

		Total Long-Term Investments (Cost $827,551,536)	1,060,117,218

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 14.7%
		U.S. Government Agency Obligations: 2.3%
$24,560,000	Z	Federal Home Loan Bank, 4.800%, due 07/02/07	$24,553,451

		Total U.S. Government Agency Obligations (Cost $24,553,451)	24,553,451

		Securities Lending CollateralCC: 12.4%
135,086,000		The Bank of New York Institutional Cash Reserves Fund	135,086,000

		Total Securities Lending Collateral (Cost $135,086,000)	135,086,000

		Total Short-Term Investments (Cost $159,639,451)	159,639,451

Total Investments in Securities (Cost $987,190,987)*	112.1%	$1,219,756,669
Other Assets and Liabilities-Net	(12.1)	(132,031,327)

Net Assets	100.0%	$1,087,725,342

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2007.
Z	Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase
*	Cost for federal income tax purposes is $990,685,072.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$232,972,761
Gross Unrealized Depreciation	(3,901,164)

Net Unrealized Appreciation	$229,071,597

See Accompanying Notes to Financial Statements

165

PORTFOLIO OF INVESTMENTS
ING VAN KAMPEN REAL ESTATE PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED)

Industry Allocation

as of June 30, 2007
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 14.8%
		Home Builders: 0.1%
34,167	L	Brookfield Homes Corp.	$993,918

			993,918

		Hotels & Motels: 7.4%
760,927	L	Hilton Hotels Corp.	25,468,227
368,155	@,L	Morgans Hotel Group Co.	8,975,619
785,755		Starwood Hotels & Resorts Worldwide, Inc.	52,700,588

			87,144,434

		Real Estate Operation/ Development: 7.3%
2,793,378	L	Brookfield Properties Co. (U.S. Denominated Security)	67,907,019
302,615	L	Forest City Enterprises, Inc.	18,604,770

			86,511,789

		Total Common Stock (Cost $116,685,214)	174,650,141

PREFERRED STOCK: 0.1%
		Regional Malls: 0.1%
7,305		Simon Property Group LP	555,107

		Total Preferred Stock (Cost $391,183)	555,107

REAL ESTATE INVESTMENT TRUSTS: 82.7%
		Apartments: 23.6%
65,040		American Campus Communities, Inc.	1,839,982
4,080	L	Apartment Investment & Management Co.	205,714
610,188		Archstone-Smith Trust	36,068,213
368,598		AvalonBay Communities, Inc.	43,818,930
523,624	L	BRE Properties, Inc.	31,045,667
118,680		Camden Property Trust	7,948,000
1,877,160	L	Equity Residential	85,654,811
196,426		Essex Property Trust, Inc.	22,844,344
196,502		GMH Communities Trust	1,904,104
160,570		Mid-America Apartment Communities, Inc.	8,426,714
731,868		Post Properties, Inc.	38,152,279
1,150		UDR, Inc.	30,245

			277,939,003

		Diversified: 4.6%
30,800		Duke Realty Corp.	1,098,636
243,621		Liberty Property Trust	10,702,271
383,375	L	Vornado Realty Trust	42,109,910

			53,910,817

		Hotels: 10.8%
88,090		DiamondRock Hospitality Co.	1,680,757
529,221		Hersha Hospitality Trust	6,255,392
3,054,321		Host Hotels & Resorts, Inc.	70,615,898
80,295		LaSalle Hotel Properties	3,486,409
1,038,078	@@,X	Legacy Hotels Real Estate Investment Trust	11,595,331
1,328,096	L	Strategic Hotel Capital, Inc.	29,868,879
124,059		Sunstone Hotel Investors, Inc.	3,522,035

			127,024,701

		Manufactured Homes: 1.3%
301,431		Equity Lifestyle Properties, Inc.	15,731,684

			15,731,684

		Office Property: 12.5%
614,496		Boston Properties, Inc.	62,758,476
885,743		Brandywine Realty Trust	25,314,535
100,620		Douglas Emmett, Inc.	2,489,339
85,763		Kilroy Realty Corp.	6,075,451
770,798		Mack-Cali Realty Corp.	33,522,005
148,250		Maguire Properties, Inc.	5,089,423
32,262		Parkway Properties, Inc.	1,549,544
254,200	L	Republic Property Trust	3,113,950
63,967		SL Green Realty Corp.	7,924,872

			147,837,595

		Regional Malls: 15.7%
697,596	L	General Growth Properties, Inc.	36,937,708
495,375	L	Macerich Co.	40,828,808
1,099,366	L	Simon Property Group, Inc.	102,285,013
90,128		Taubman Centers, Inc.	4,471,250

			184,522,779

		Shopping Centers: 6.4%
195,520		Acadia Realty Trust	5,073,744
166,405		Cedar Shopping Centers, Inc.	2,387,912
16,251	L	Equity One, Inc.	415,213
354,984		Federal Realty Investment Trust	27,426,064
2,065		Kimco Realty Corp.	78,615
69,595		Ramco-Gershenson Properties	2,500,548
526,343	L	Regency Centers Corp.	37,107,182

			74,989,278

		Storage: 3.7%
484,952	L	Public Storage, Inc.	37,254,013
141,874		Sovran Self Storage, Inc.	6,832,652

			44,086,665

		Warehouse/ Industrial: 4.1%
499,720		AMB Property Corp.	26,595,098
87,390		DCT Industrial Trust, Inc.	940,316
37,420		EastGroup Properties, Inc.	1,639,744

See Accompanying Notes to Financial Statements

166

PORTFOLIO OF INVESTMENTS
ING VAN KAMPEN REAL ESTATE PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Warehouse/ Industrial (continued)
342,489	L	Prologis	$19,487,623

			48,662,781

		Total Real Estate Investment Trusts (Cost $762,108,464)	974,705,303

		Total Long-Term Investments (Cost $879,184,861)	1,149,910,551

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 7.7%
		U.S. Government Agency Obligations: 0.8%
$9,714,000	Z	Federal Home Loan Bank, 4.600%, due 07/02/07	$9,711,518

		Total U.S. Government Agency Obligations (Cost $9,711,518)	9,711,518

		Securities Lending Collateralcc: 6.9%
80,904,000		The Bank of New York Institutional Cash Reserves Fund	80,904,000

		Total Securities Lending Collateral (Cost $80,904,000)	80,904,000

		Total Short-Term Investments (Cost $90,615,518)	90,615,518

Total Investments in Securities (Cost $969,800,379)*	105.3%	$1,240,526,069
Other Assets and Liabilities-Net	(5.3)	(61,914,184)

Net Assets	100.0%	$1,178,611,885

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2007.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
Z	Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase
*	Cost for federal income tax purposes is $970,758,850.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$276,827,976
Gross Unrealized Depreciation	(7,060,757)

Net Unrealized Appreciation	$269,767,219

See Accompanying Notes to Financial Statements

167

PORTFOLIO OF INVESTMENTS
ING WELLS FARGO DISCIPLINED VALUE PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED)

Industry Allocation

as of June 30, 2007
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 96.9%
		Banks: 1.3%
10,000	@	Bank of New York Co., Inc.	$414,400
76,000		Commerce Bancorp., Inc.	2,811,240
31,276	L	First Financial Bancorp	468,827

			3,694,467

		Beverages: 4.4%
510,000		Coca-Cola Enterprises, Inc.	12,240,000

			12,240,000

		Biotechnology: 2.3%
84,200	@,L	Millipore Corp.	6,322,578
1,300	@,L	PDL BioPharma, Inc.	30,290

			6,352,868

		Chemicals: 0.1%
19,400	@,L	Hercules, Inc.	381,210

			381,210

		Commercial Services: 4.1%
15,100	@,L	Apollo Group, Inc.	882,293
10,500	@,L	BearingPoint, Inc.	76,755
641,100	@,L	Corinthian Colleges, Inc.	10,443,519
2,100	L	ServiceMaster Co.	32,466

			11,435,033

		Computers: 1.2%
114,400		Electronic Data Systems Corp.	3,172,312

			3,172,312

		Diversified Financial Services: 0.0%
2,000	L	Janus Capital Group, Inc.	55,680
1,500		Waddell & Reed Financial, Inc.	39,015

			94,695

		Electric: 0.3%
27,600	L	PNM Resources, Inc.	767,004

			767,004

		Electrical Components & Equipment: 2.0%
206,100		Molex, Inc.	5,471,955

			5,471,955

		Environmental Control: 4.6%
327,000		Waste Management, Inc.	12,769,350

			12,769,350

		Food: 23.3%
300,000		ConAgra Foods, Inc.	8,058,000
1,142,000		Del Monte Foods Co.	13,886,720
177,400	L	Hershey Co.	8,979,988
468,300		Kroger Co.	13,173,279
180,500		Sara Lee Corp.	3,140,700
773		Supervalu, Inc.	35,805
162,400	L	Tootsie Roll Industries, Inc.	4,500,104
133,000		Tyson Foods, Inc.	3,064,320
171,100		WM Wrigley Jr. Co.	9,463,541

			64,302,457

		Forest Products & Paper: 0.0%
500	L	MeadWestvaco Corp.	17,660

			17,660

		Gas: 1.3%
174,300		NiSource, Inc.	3,609,753

			3,609,753

		Healthcare — Products: 3.4%
126,500	@	St. Jude Medical, Inc.	5,248,485
47,300	@,L	Zimmer Holdings, Inc.	4,015,297

			9,263,782

		Healthcare — Services: 1.1%
59,000		Quest Diagnostics	3,047,350
600	@	Triad Hospitals, Inc.	32,256

			3,079,606

		Housewares: 0.0%
300	L	Newell Rubbermaid, Inc.	8,829

			8,829

		Insurance: 7.6%
321,600		Marsh & McLennan Cos., Inc.	9,931,008
48,300		Ohio Casualty Corp.	2,091,873
363,600		Progressive Corp.	8,700,948
4,300		Safeco Corp.	267,718

			20,991,547

		Internet: 2.6%
1,100	@	eBay, Inc.	35,398
167,200	@,L	IAC/ InterActiveCorp.	5,786,792
50,200	@,L	Yahoo!, Inc.	1,361,926

			7,184,116

		Media: 0.3%
10,100	L	CBS Corp. — Class B	336,532
9,500		Clear Channel Communications, Inc.	359,290
10,000	@	Gemstar-TV Guide International, Inc.	49,200
20,657	@,L	Spanish Broadcasting Systems, Inc.	88,825

			833,847

See Accompanying Notes to Financial Statements

168

PORTFOLIO OF INVESTMENTS
ING WELLS FARGO DISCIPLINED VALUE PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Mining: 18.0%
99,100	@@	Anglogold Ashanti Ltd. ADR	$3,747,962
285,800	@@	Barrick Gold Corp.	8,308,206
359,300	@,@@, L	Gammon Gold, Inc.	4,534,366
508,700	@@,L	Gold Fields Ltd. ADR	7,986,590
325,600	@@	GoldCorp, Inc.	7,713,464
3,800	@,@@, L	Harmony Gold Mining Co., Ltd. ADR	54,226
33,100	@@,L	Iamgold Corp.	253,546
669,700	@,@@	Kinross Gold Corp.	7,822,096
242,100	L	Newmont Mining Corp.	9,456,426

			49,876,882

		Miscellaneous Manufacturing: 7.4%
260,000		Pall Corp.	11,957,400
160,300		Tyco International Ltd.	8,604,904

			20,562,304

		Oil & Gas Services: 0.0%
1,000	@,L	FMC Technologies, Inc.	79,220

			79,220

		Pharmaceuticals: 0.9%
65,600	@,L	Hospira, Inc.	2,561,024

			2,561,024

		Semiconductors: 3.3%
277,000	L	Applied Materials, Inc.	5,503,990
12,900	L	KLA-Tencor Corp.	708,855
104,100	L	Xilinx, Inc.	2,786,757

			8,999,602

		Software: 5.9%
235,800	@	BEA Systems, Inc.	3,228,102
176,500	L	CA, Inc.	4,558,995
179,000	@,L	Electronic Arts, Inc.	8,470,280
3,300	@,L	Take-Two Interactive Software, Inc.	65,901

			16,323,278

		Telecommunications: 1.5%
2,200		IDT Corp.	22,704
168,590	@,@@, L	Nortel Networks Corp.	4,054,590

			4,077,294

		Total Common Stock (Cost $243,349,818 )	268,150,095

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 28.6%
		U.S. Government Agency Obligations: 3.8%
$10,430,000	Z	Federal Home Loan Bank, 4.600%, due 07/02/07	$10,427,335

		Total U.S. Government Agency Obligations (Cost $10,427,335)	10,427,335

		Securities Lending CollateralCC: 24.8%
68,585,000		The Bank of New York Institutional Cash Reserves Fund	68,585,000

		Total Securities Lending Collateral (Cost $68,585,000)	68,585,000

		Total Short-Term Investments (Cost $79,012,335)	79,012,335

Total Investments in Securities (Cost $322,362,153)*	125.5%	$347,162,430
Other Assets and Liabilities-Net	(25.5)	(70,586,745)

Net Assets	100.0%	$276,575,685

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2007.
Z	Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase
*	Cost for federal income tax purposes is $322,386,323.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$32,134,101
Gross Unrealized Depreciation	(7,357,994)

Net Unrealized Appreciation	$24,776,107

See Accompanying Notes to Financial Statements

169

PORTFOLIO OF INVESTMENTS
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED)

Industry Allocation

as of June 30, 2007
(as a percent of net assets)
Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 88.7%
		Aerospace/ Defense: 1.2%
61,500	@	Spirit Aerosystems Holdings, Inc.	$2,217,075

			2,217,075

		Banks: 0.6%
54,400		Citizens Banking Corp.	995,520
9,700		First Financial Bancorp.	145,403

			1,140,923

		Beverages: 2.0%
155,000		Coca-Cola Enterprises, Inc.	3,720,000
16,600	@	Vermont Pure Holdings Ltd.	32,038

			3,752,038

		Biotechnology: 5.9%
59,900	@,L	Millipore Corp.	4,497,891
266,000	@,L	Nektar Therapeutics	2,524,340
1,380,900	@,L	XOMA Ltd.	4,197,936

			11,220,167

		Building Materials: 0.1%
9,300	L	Comfort Systems USA, Inc.	131,874

			131,874

		Chemicals: 2.1%
149,500	@	Hercules, Inc.	2,937,675
99,500	@,L	Symyx Technologies	1,145,245

			4,082,920

		Commercial Services: 7.3%
414,100	@	Corinthian Colleges, Inc.	6,745,689
85,900	@,L	CRA International, Inc.	4,140,380
888,000	@,L	Hooper Holmes, Inc.	2,974,800

			13,860,869

		Computers: 2.1%
557,300	@	InFocus Corp.	1,242,779
222,869	@,L	Mercury Computer Systems, Inc.	2,719,002

			3,961,781

		Diversified Financial Services: 2.9%
311,136	@	Asset Acceptance Capital Corp.	5,507,107

			5,507,107

		Electric: 1.4%
200	L	Idacorp, Inc.	6,408
93,700	L	PNM Resources, Inc.	2,603,923

			2,610,331

		Electronics: 3.1%
227,500		PerkinElmer, Inc.	5,928,650
100	@	Planar Systems, Inc.	749

			5,929,399

		Energy — Alternate Sources: 4.1%
825,000	@,L	FuelCell Energy, Inc.	6,534,000
438,300	@,L	Syntroleum Corp.	1,209,708

			7,743,708

		Entertainment: 2.5%
407,000	@,L	Lakes Entertainment, Inc.	4,806,670

			4,806,670

		Environmental Control: 6.1%
529,100	@,L	Casella Waste Systems, Inc.	5,703,698
121,286	@,L	Clean Harbors, Inc.	5,993,954

			11,697,652

		Food: 10.5%
563,200		Del Monte Foods Co.	6,848,512
200,400	L	Tootsie Roll Industries, Inc.	5,553,084
51,000		Tyson Foods, Inc.	1,175,040
133,000	@,L	United Natural Foods, Inc.	3,535,140
169,800	@,L	Wild Oats Markets, Inc.	2,845,848

			19,957,624

		Forest Products & Paper: 0.9%
115,400	@,L	Buckeye Technologies, Inc.	1,785,238

			1,785,238

		Gas: 1.0%
46,900		KeySpan Corp.	1,968,862

			1,968,862

		Healthcare — Products: 2.6%
39,100	@,L	Kensey Nash Corp.	1,048,271
96,600	@	Orthologic Corp.	137,172
68,800		Vital Signs, Inc.	3,821,840

			5,007,283

		Insurance: 3.3%
253,800	@	Conseco, Inc.	5,301,882
104,400		Crawford & Co.	663,462
7,700		Ohio Casualty Corp.	333,487

			6,298,831

		Lodging: 2.2%
120,000		Ameristar Casinos, Inc.	4,168,800
9,200	@,L	MTR Gaming Group, Inc.	141,680

			4,310,480

See Accompanying Notes to Financial Statements

170

PORTFOLIO OF INVESTMENTS
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Machinery — Diversified: 3.4%
153,700	@,L	Intermec, Inc.	$3,890,147
49,300		Robbins & Myers, Inc.	2,619,309
200		Tennant Co.	7,300

			6,516,756

		Media: 3.2%
525,500	@,L	Playboy Enterprises, Inc.	5,953,915
35,514	@,L	WPT Enterprises, Inc.	145,252

			6,099,167

		Metal Fabricate/ Hardware: 0.0%
700		Valmont Industries, Inc.	50,932

			50,932

		Mining: 7.5%
274,800	@,L	Apex Silver Mines Ltd.	5,545,464
314,100	@,@@, L	Gammon Gold, Inc.	3,963,942
100	@@,L	Gold Fields Ltd. ADR	1,570
100	@@	GoldCorp, Inc.	2,369
140,800	@,@@	Kinross Gold Corp.	1,644,544
273,200	@,@@, L	Minefinders Corp.	3,139,068

			14,296,957

		Miscellaneous Manufacturing: 4.6%
10,500	@	Lydall, Inc.	153,405
186,600		Pall Corp.	8,581,734

			8,735,139

		Pharmaceuticals: 0.0%
1,400	@	Trimeris, Inc.	9,576

			9,576

		Retail: 0.1%
28,400	@	Buca, Inc.	99,400
9,100	@	Rubio’s Restaurants, Inc.	92,183

			191,583

		Semiconductors: 5.3%
50,200	@	Actel Corp.	698,282
2,700	@	Advanced Analogic Technologies, Inc.	26,190
483,000	@,L	Entegris, Inc.	5,738,040
52,800	@	Exar Corp.	707,520
216,809	@,L	Ultratech, Inc.	2,890,064

			10,060,096

		Software: 1.7%
152,100	@	BEA Systems, Inc.	2,082,249
171,700	@,L	Midway Games, Inc.	1,092,012
4,700	@	Take-Two Interactive Software, Inc.	93,859

			3,268,120

		Telecommunications: 0.3%
33,800	@	Mastec, Inc.	534,716

			534,716

		Toys/ Games/ Hobbies: 0.7%
132,100	@,L	Leapfrog Enterprises, Inc.	1,354,025

			1,354,025

		Total Common Stock (Cost $158,179,478)	169,107,899

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 36.2%
		U.S. Government Agency Obligations: 9.1%
$17,384,000	Z	Federal Home Loan Bank, 4.600%, due 07/02/07	$17,379,558

		Total U.S. Government Agency Obligations (Cost $17,379,558)	17,379,558

		Securities Lending CollateralCC: 27.1%
51,667,000		The Bank of New York Institutional Cash Reserves Fund	51,667,000

		Total Securities Lending Collateral (Cost $51,667,000)	51,667,000

		Total Short-Term Investments (Cost $69,046,558)	69,046,558

Total Investments in Securities (Cost $227,226,036)*	124.9%	$238,154,457
Other Assets and Liabilities-Net	(24.9)	(47,498,792)

Net Assets	100.0%	$190,655,665

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2007.
Z	Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase
*	Cost for federal income tax purposes is the same for financial statement purposes.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$22,829,208
Gross Unrealized Depreciation	(11,900,787)

Net Unrealized Appreciation	$10,928,421

See Accompanying Notes to Financial Statements

171

SHAREHOLDER MEETING INFORMATION (UNAUDITED)

A special meeting of shareholders of the ING Investors Trust was held on the below dates at the offices of ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.

A brief description of each matter voted upon as well as the results are outlined below:

February 1, 2007 shareholder meeting:

1	To approve a new sub-advisory agreement for the Portfolio between Directed Services, Inc. (“DSI”), the Portfolio’s investment adviser, and BlackRock Investment Management, LLC (“BRIM”), under which BRIM would serve as sub-adviser to the Portfolio, with no change in the investment adviser, the portfolio management team or the overall management fee paid by the Portfolio to DSI; and

2	To approve a “Manager-of-Managers” arrangement for the Portfolio to permit DSI, in its capacity as the Portfolio’s investment adviser, subject to prior approval by the Board of Trustees of IIT, to enter into and materially amend agreements with unaffiliated sub-advisers without obtaining the approval of the Portfolio’s shareholders.

			Shares
			voted
		Shares	against or	Shares	Broker	Total Shares
	Proposal	voted for	withheld	abstained	non-vote	Voted

ING BlackRock Large Cap Growth Portfolio	1*	11,533,911	737,365	637,526		12,908,802

ING BlackRock Large Cap Growth Portfolio	2*	10,919,389	1,205,877	783,536		12,908,802

*	Both proposals passed at this meeting.

February 1, 2007 shareholder meeting:

1	To approve a new sub-advisory agreement for the Portfolio between Directed Services, Inc. (“DSI”), the Portfolio’s investment adviser, and BlackRock Investment Management, LLC (“BRIM”), under which BRIM would serve as sub-adviser to the Portfolio, with no change in the investment adviser, the portfolio management team or the overall management fee paid by the Portfolio to DSI; and

2	To approve a “Manager-of-Managers” arrangement for the Portfolio to permit DSI, in its capacity as the Portfolio’s investment adviser, subject to prior approval by the Board of Trustees of IIT, to enter into and materially amend agreements with unaffiliated sub-advisers without obtaining the approval of the Portfolio’s shareholders.

			Shares
			voted
		Shares	against or	Shares	Broker	Total Shares
	Proposal	voted for	withheld	abstained	non-vote	Voted

ING BlackRock Large Cap Value Portfolio	1*	7,969,793	301,408	368,630		8,639,831

ING BlackRock Large Cap Value Portfolio	2*	7,517,429	664,957	457,445		8,639,831

*	Both proposals passed at this meeting.

April 12, 2007 shareholding meeting:

1	To approve an Agreement and Plan of Reorganization by and among ING Capital Guardian Small/ Mid Cap Portfolio and ING FMR Diversified Mid Cap Portfolio, providing for the reorganization of ING Capital Guardian Small/ Mid Portfolio with and into ING FMR Diversified Mid Cap Portfolio.

			Shares
			voted
		Shares	against or	Shares	Broker	Total Shares
	Proposal	voted for	withheld	abstained	non-vote	Voted

ING Capital Guardian Small/ Mid Cap Portfolio	1*	31,102,175	861,468	1,744,872		33,708,515

*	Proposal 1 passed at this meeting.

172

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

BOARD CONSIDERATION AND APPROVAL OF NEW INVESTMENT MANAGEMENT AND PORTFOLIO MANAGEMENT AGREEMENTS

Section 15 of the Investment Company Act of 1940 (the “1940 Act”) mandates that, when a series of ING Investors Trust (“IIT”) enters into new advisory or sub-advisory arrangements, the Board of Trustees (the “Board”) of IIT, including a majority of the Trustees who have no direct or indirect interest in the Investment Management and Portfolio Management Agreements governing those arrangements, and who are not “interested persons” of the series, as such term is defined under the 1940 Act (the “Independent Trustees”), must approve those Investment Management and Portfolio Management Agreements. Therefore, in order for a new series of IIT to be launched, the Board must approve an Investment Management Agreement and Portfolio Management Agreement for that series prior to the commencement of its operations.

At a meeting held on March 2, 2007, the Board considered the approval of new Investment Management and Portfolio Management Agreements for the following two new series of IIT (the “Portfolios”) that each commenced operations on April 30, 2007: ING BlackRock Inflation Protection Bond Portfolio and ING Franklin Mutual Shares Portfolio. At the March 2, 2007 meeting, the Board voted to approve the Investment Management and Portfolio Agreements for each of the Portfolios for initial terms that end on November 30, 2008.

In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings with respect to Directed Services, LLC (formerly, Directed Services, Inc.), the investment adviser to the Portfolios (the “Adviser” or “DSL”), as well as information prepared specifically in connection with the Board’s deliberations with respect to the approval of the advisory and sub-advisory arrangements for the Portfolios, including information regarding the Portfolios’ proposed sub-advisers, BlackRock Financial Management, Inc. (“BlackRock”) and Franklin Mutual Advisers, LLC (“Franklin,” and together with BlackRock, the “Sub-Advisers”). The Board’s determination took into account a number of factors that its members believed, in light of the legal advice furnished to them by Kirkpatrick & Lockhart Preston Gates Ellis LLP (“K&L Gates”), their independent legal counsel, and their own business judgment, to be relevant. Further, while the Investment Management Agreement and Portfolio Management Agreement for each Portfolio were considered at the same Board meeting, the Trustees considered each Portfolio’s advisory and sub-advisory relationships separately.

Provided below is a discussion of certain factors the Board considered at the March 2, 2007 meeting in considering the new advisory and sub-advisory arrangements for the Portfolios. While the Board gave its attention to the information furnished, at its request, that was most relevant to its consideration, discussed below are a number of the primary factors relevant to the Board’s consideration as to whether to approve the Investment Management and Portfolio Management Agreements for the Portfolios’ initial terms ending November 30, 2008. Each Trustee may have accorded different weight to the various factors in reaching his or her conclusions with respect to the Portfolios’ advisory and sub-advisory arrangements.

Overview of the Contract Approval Process

In 2003, the Independent Trustees determined to undertake steps to further enhance the process under which the Board determines whether to approve new advisory and sub-advisory arrangements. Among these measures, the Board: retained the services of an independent consultant with experience in the mutual fund industry to assist the Independent Trustees in working with the personnel employed by the Adviser or its affiliates who administer the Portfolios (“Management”) to identify the types of information presented to the Board to inform its deliberations with respect to advisory and sub-advisory relationships; established the format in which the information requested by the Board is provided to the Board; and determined the process for reviewing such information in connection with the Investment Management and Portfolio Management Agreement approval process. The end result was the implementation of the current process relied upon by the Board to review and analyze information in connection with its review and approval of new advisory and sub-advisory relationships.

Since the foregoing approval process was implemented, the Board regularly has reviewed and refined the process. In addition, the Board established a Contracts Committee and two Investment Review Committees. The type and format of the information provided to the Board or its counsel to inform its approval process has been codified in the Portfolios’ “15(c) Methodology Guide” (the “Methodology Guide”). The Methodology Guide was

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ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) — (CONTINUED)

developed under the direction of the Independent Trustees, and sets out a written blueprint under which the Independent Trustees request certain information necessary to facilitate a thorough and informed review in connection with the Trustees’ deliberations regarding advisory and sub-advisory relationships. Management provides information specific to the funds (“Funds”) in the ING Funds complex to the Independent Trustees based on the Methodology Guide through “Fund Analysis and Comparison Tables” or “FACT” sheets prior to the Independent Trustees’ review of new Investment Management and Portfolio Management Agreements. In 2005, the Independent Trustees retained an independent firm to verify and test the accuracy of certain of this information for a representative sample of Funds in the ING Funds complex. The Independent Trustees have determined to conduct such testing periodically.

As part of a regular on-going process, the Board’s Contracts Committee recommends or considers recommendations from Management for refinements and other changes to the Methodology Guide and other aspects of the approval process. The Investment Review Committees also meet regularly with the Adviser, and has met with BlackRock from time to time in the context of its management of other Funds in the ING Funds complex. The Board employed its process when considering whether to approve the Investment Management and Portfolio Management Agreements for the Portfolios. A number of the Board’s primary considerations and conclusions resulting from this process are discussed below.

Nature, Extent and Quality of Service

In determining whether to approve the Portfolios’ Investment Management and Portfolio Management Agreements for the initial terms ending November 30, 2008, the Independent Trustees received and evaluated such information as they deemed necessary regarding the nature, extent and quality of services to be provided to the Portfolios by DSL and the Sub-Advisers. This included information regarding DSL and BlackRock provided throughout the year at regular Board meetings in the context of their services to other Funds in the ING Funds complex, as well as information furnished with respect to DSL and the Sub-Advisers and for each Portfolio at the March 2, 2007 Board meeting.

The materials requested by and provided to the Board and/or to K&L Gates prior to the March 2, 2007 Board meeting included the following items: (1) FACT sheets for each Portfolio that provide information about the Portfolio’s proposed expenses, compared to other, similarly managed funds in a selected peer group (“Selected Peer Group”), as well as information about the Portfolio’s proposed investment portfolio, objective and strategies; (2) responses from the Adviser and the Sub-Advisers to a detailed series of questions posed by K&L Gates; (3) a copy of the forms of proposed Investment Management Agreement and Portfolio Management Agreement; (4) drafts of narrative summaries addressing key factors the Board considered in determining whether to approve the Portfolios’ Investment Management and Portfolio Management Agreements; and (5) other information relevant to the Board’s evaluations.

In arriving at its conclusions with respect to the proposed Investment Management Agreement, the Board was mindful of the “manager-of-managers” platform of the ING Funds. The Board also considered the techniques that the Adviser developed, at the Board’s direction, to screen and perform due diligence on sub-advisers that are recommended to the Board to manage the Funds in the ING Funds complex.

The Board reviewed the level of staffing, quality and experience of each Portfolio’s proposed portfolio management team. The Board took into account the respective resources and reputations of DSL and the proposed Sub-Advisers, and evaluated the ability of DSL and the Sub-Advisers to attract and retain qualified investment advisory personnel. The Board also considered the adequacy of the resources committed to the Portfolios (and other relevant Funds in the ING Funds complex) by the Adviser and the Sub-Advisers, and whether those resources are commensurate with the needs of the Portfolios and are appropriate to attempt to sustain expected levels of performance, compliance, and other needs.

Based on their deliberations and the materials presented to them, the Board concluded that the advisory and related services provided by the Adviser and Sub-Advisers would be appropriate in light of the Portfolios’ anticipated operations, the competitive landscape of the investment company business, and investor needs, and that the nature and quality of the overall services to be provided by the Adviser and Sub-Advisers would be appropriate.

174

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) — (CONTINUED)

Economies of Scale

In considering the reasonableness of the Portfolios’ proposed advisory fee rates, the Board considered whether economies of scale will be realized by the Adviser as a Portfolio grows larger and the extent to which this is reflected in the level of management fee rate charged. In this regard, the Board noted that there would be breakpoint discounts applicable to the advisory fee rate payable by each Portfolio, and that these could be expected to result in a lower advisory fee rate when a Portfolio achieves asset levels sufficient to receive a breakpoint discount. In the case of sub-advisory fees, the Board considered that there would be breakpoint discounts applicable to each Portfolio’s sub-advisory fee rate, and that these discounts would inure to the benefit of the Adviser, except to the extent that these savings are passed through in the form of breakpoints on advisory fees that, in turn, result in savings to the Portfolios.

Fee Rates and Profitability

The Board reviewed and considered each contractual investment advisory fee rate, combined with the administrative fee rate, payable by each Portfolio to the Adviser. The Board also considered the contractual sub-advisory fee rate payable by the Adviser to each Sub-Adviser for sub-advisory services.

The Board considered the fee structures of the Portfolios as they relate to the services to be provided under the Investment Management and Portfolio Management Agreements, and the potential “fall-out” benefits to the Adviser and Sub-Advisers, and their respective affiliates, from their association with the Portfolios. For each Portfolio, the Board determined that the fees payable to the Adviser and Sub-Advisers are reasonable for the services that each is expected to perform through the Portfolios’ initial terms ending November 30, 2008.

For each Portfolio, the Board considered information on estimated revenues, costs and profits for the Adviser for the first two years of the Portfolio’s operations. In analyzing the Adviser’s projected profitability in connection with its services to a Portfolio, the Board took into account the sub-advisory fee rate payable by the Adviser to the Sub-Adviser to that Portfolio. The Board also considered information that it requested and was provided by Management with respect to the profitability of service providers affiliated with the Adviser. In the case of the Sub-Advisers, which are not affiliated with the Adviser, the Board gave less weight to profitability considerations, or did not view this data as imperative to its deliberations, given the arms-length nature of the relationship between the Adviser and the Sub-Advisers with respect to the negotiation of sub-advisory fees.

The Board determined that it had requested and received sufficient information to gain a reasonable understanding regarding the Adviser’s projected profitability. The Board also recognized that profitability analysis is not an exact science and there is no uniform methodology for determining profitability for this purpose. In this context, the Board realized that Management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Portfolios’ operations may not be fully reflected in the expenses allocated to each Portfolio in determining profitability, and that the information presented may not portray all of the costs borne by Management nor capture Management’s entrepreneurial risk associated with offering and managing a mutual fund complex in today’s regulatory environment.

Based on the information on revenues, costs, and DSL’s profitability considered by the Board, after considering the factors described in this section, the Board concluded that the profits, if any, to be realized by DSL and the Sub-Advisers were not excessive. In making its determination, the Board considered that the Adviser had incentives to negotiate the most favorable fees from the Sub-Advisers, and it based its conclusions on the reasonableness of the sub-advisory fees of the Sub-Advisers primarily on the factors described for each Portfolio below and in reliance on the arms-length nature of the negotiations between the Adviser and Sub-Advisers with respect to sub-advisory fee rates.

Portfolio-by-Portfolio Analysis

The following paragraphs outline certain of the specific factors that the Board considered, and the conclusions reached, at its March 2, 2007 meeting in relation to approving the Portfolios’ Investment Management and Portfolio Management Agreements for their initial terms ending November 30, 2008. These specific factors are in

175

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) — (CONTINUED)

addition to those considerations discussed above. Each Portfolio’s proposed management fee rate and estimated expense ratio were compared to the fees and expense ratios of the funds in its Selected Peer Group.

ING BlackRock Inflation Protected Bond Portfolio

In determining whether to approve the Investment Management and Portfolio Management Agreements for ING BlackRock Inflation Protected Bond Portfolio, the Board received and evaluated such information as it deemed necessary for an informed determination of whether each contract, and the proposed policies and procedures for the Portfolio, should be approved. The materials provided to the Board in support of the Investment Management and Portfolio Management Agreements included the following: (1) a memorandum presenting Management’s rationale for requesting the launch of the Portfolio that discusses, among other things: (a) the experience of BlackRock Financial Management, Inc. (as defined above, “BlackRock”), the Portfolio’s proposed Sub-Adviser, in managing BlackRock Inflation Protected Bond Portfolio (the “BlackRock Fund”), its proprietary fund managed in a style substantially similar to that in which BlackRock would manage the Portfolio, and (b) the experience of DSL in overseeing sub-advisers to other Funds in the ING Funds complex; (2) information about the Portfolio’s proposed investment objective and strategies and anticipated portfolio characteristics; (3) FACT sheets for the Portfolio that compare the Portfolio’s proposed fee structure to its Selected Peer Group and its Morningstar category median; (4) responses from DSL and BlackRock to questions posed by K&L Gates, independent legal counsel, on behalf of the Independent Trustees; (5) supporting documentation, including copies of the forms of Investment Management and Portfolio Management Agreements for the Portfolio; and (6) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by DSL in the context of DSL’s oversight of other sub-advisers managing other Funds and by BlackRock in the context of the sub-advisory services it provides to other Funds in the ING Funds Complex.

In determining whether to approve the Investment Management and Portfolio Management Agreements for the Portfolio, the Board considered a number of factors that its members believed, in light of the legal advice furnished to them by K&L Gates, independent legal counsel, and their own business judgment, to be relevant. The Board, including a majority of the Independent Trustees, did not identify any single factor as all-important or controlling, and each member of the Board may have given different weight to different factors.

The Board’s consideration of whether to approve the Investment Management Agreement took into account factors that included the following: (1) the nature and quality of the services to be provided by DSL to the Portfolio under the proposed Investment Management Agreement; (2) DSL’s experience as a manager-of-managers overseeing sub-advisers to other Funds within the ING Funds complex; (3) DSL’s strength and reputation within the industry; (4) the fairness of the compensation under the Investment Management Agreement in light of the services to be provided to the Portfolio and taking into account the sub-advisory fees payable by DSL to BlackRock; (5) the pricing structure (including the projected expenses to be borne by shareholders) of the Portfolio, as compared to other similarly-managed funds in the comparable Selected Peer Group, including Management’s analysis that (a) the Portfolio’s proposed management fee (inclusive of the advisory fee and a 0.10% administration fee) is above the average and the median advisory fees of the funds in the Portfolio’s Selected Peer Group, and (b) the projected expense ratio for the Portfolio is above the average and equal to the median expense ratios of the funds in the Portfolio’s Selected Peer Group; (6) the projected profitability of DSL when sub-advisory fees payable by DSL to BlackRock are taken into account; (7) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of DSL, including its management team’s expertise in the management of other Funds; (8) DSL’s and BlackRock’s compliance capabilities, as demonstrated by, among other things, their respective policies and procedures adopted pursuant to Rule 206(4)-7 under the Investment Advisers Act of 1940, which had previously been approved by the Board in connection with their oversight of other Funds in the ING Funds complex; (9) the information that had been provided by DSL at regular Board meetings, and in anticipation of the March 2, 2007 meeting, with respect to its

176

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) — (CONTINUED)

capabilities as a manager-of-managers; and (10) “fall-out” benefits to DSL and its affiliates and benefits to the shareholders from the Portfolio’s relationship with DSL.

In reviewing the proposed Portfolio Management Agreement with BlackRock, the Board considered a number of factors, including, but not limited to, the following: (1) DSL’s view of BlackRock’s strength and reputation in the industry; (2) BlackRock’s experience and skill in managing the BlackRock Fund; (3) the information that had been provided by BlackRock in anticipation of the March 2, 2007 meeting with respect to its sub-advisory services in general and its management of similar funds in particular; (4) the nature and quality of the services to be provided by BlackRock under the proposed Portfolio Management Agreement; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of BlackRock, including its management team’s expertise in the management of the BlackRock Fund; (6) the fairness of the compensation under the Portfolio Management Agreement in light of the services to be provided by BlackRock as the Portfolio’s Sub-Adviser; (7) the costs for the services to be provided by BlackRock; (8) BlackRock’s operations and compliance program, including its policies and procedures adopted pursuant to Rule 206(4)-7 under the Investment Advisers Act of 1940, which had previously been approved by the Board in connection with their oversight of other Funds in the ING Funds complex; (9) BlackRock’s financial condition; (10) the appropriateness of the selection of BlackRock in light of the Portfolio’s proposed investment objective and prospective investor base; and (11) BlackRock’s Code of Ethics, which had previously been approved for other ING Funds, and related procedures for complying with that Code.

After its deliberation, the Board reached the following conclusions: (1) ING BlackRock Inflation Protected Bond Portfolio’s proposed management fee rate is reasonable in the context of all factors considered by the Board; (2) the Portfolio’s estimated expense ratio is reasonable in the context of all factors considered by the Board; (3) the sub-advisory fee rate payable by DSL to BlackRock is reasonable in the context of all factors considered by the Board; and (4) each of DSL and BlackRock maintains an appropriate compliance program, with this conclusion based upon the Board’s previous and ongoing review of their respective compliance programs. Based on these conclusions and other factors, the Board voted to approve the Investment Management and Portfolio Management Agreements for ING BlackRock Inflation Protected Bond Portfolio. During their deliberations, different Board members may have given different weight to different individual factors and related conclusions.

ING Franklin Mutual Shares Portfolio

In determining whether to approve the Investment Management and Portfolio Management Agreements for ING Franklin Mutual Shares Portfolio, the Board received and evaluated such information as it deemed necessary for an informed determination of whether each contract, and the proposed policies and procedures for the Portfolio, should be approved. The materials provided to the Board in support of the Investment Management and Portfolio Management Agreements included the following: (1) a memorandum presenting Management’s rationale for requesting the launch of the Portfolio that discusses, among other things: (a) the experience of Franklin Mutual Advisers, LLC (as defined above, “Franklin”), the proposed Sub-Adviser to the Portfolio, in managing Franklin Templeton VIPT Mutual Shares Securities Fund (“Franklin VIPT Fund”), its proprietary fund managed in a style substantially similar to that in which Franklin would manage the Portfolio, and (b) the experience of DSL in overseeing sub-advisers to other Funds in the ING Funds complex; (2) information about the Portfolio’s proposed investment objective and strategies and anticipated portfolio characteristics; (3) FACT sheets for the Portfolio that compare the Portfolio’s proposed fee structure to its Selected Peer Group and its Morningstar category median; (4) responses from DSL and Franklin to questions posed by K&L Gates, independent legal counsel, on behalf of the Independent Trustees; (5) supporting documentation, including copies of the forms of Investment Management and Portfolio Management Agreements for the Portfolio; and (6) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by DSL in the context of DSL’s oversight of other sub-advisers managing Funds in the ING Funds complex, as well as the report of the Domestic Equity Funds Investment Review Committee regarding a presentation from Franklin.

In determining whether to approve the Investment Management and Portfolio Management Agreements for the Portfolio, the Board considered a number of factors that its members believed, in light of the legal advice

177

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) — (CONTINUED)

furnished to them by K&L Gates, independent legal counsel, and their own business judgment, to be relevant. The Board, including a majority of the Independent Trustees, did not identify any single factor as all-important or controlling, and each member of the Board may have given different weight to different factors.

The Board’s consideration of whether to approve the Investment Management Agreement took into account factors that included the following: (1) the nature and quality of the services to be provided by DSL to ING Franklin Mutual Shares Portfolio under the proposed Investment Management Agreement; (2) DSL’s experience as a manager-of-managers overseeing sub-advisers to other Funds within the ING Funds complex; (3) DSL’s strength and reputation within the industry; (4) the fairness of the compensation under the Investment Management Agreement in light of the services to be provided to the Portfolio and taking into account the sub-advisory fees payable by DSL to Franklin; (5) the pricing structure (including the projected expenses to be borne by shareholders) of the Portfolio, as compared to other similarly-managed funds in the comparable Selected Peer Group, including Management’s analysis that (a) the Portfolio’s proposed “unified” fee rate (inclusive of the advisory fee, administrative fee and other expenses) is above the median and the average advisory fees of the funds in the Portfolio’s Selected Peer Group, and (b) the projected expense ratio for the Portfolio is equal to the median and average expense ratios of the funds in the Portfolio’s Selected Peer Group; (6) the projected profitability of DSL when sub-advisory fees payable by DSL to Franklin are taken into account; (7) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of DSL, including its management team’s expertise in the management of other Funds; (8) DSL’s compliance capabilities, as demonstrated by, among other things, its policies and procedures adopted pursuant to Rule 206(4)-7 under the Investment Advisers Act of 1940, which had previously been approved by the Board in connection with their oversight of other Funds in the ING Funds complex; (9) the information that had been provided by DSL at regular Board meetings, and in anticipation of the March 2, 2007 meeting, with respect to its capabilities as a manager-of-managers; and (10) “fall-out” benefits to DSL and its affiliates and benefits to the shareholders from the Portfolio’s relationship with DSL.

In reviewing the proposed Portfolio Management Agreement with Franklin, the Board considered a number of factors, including, but not limited to, the following: (1) DSL’s view of Franklin’s strength and reputation in the industry; (2) Franklin’s experience and skill in managing Franklin VIPT Fund; (3) the information that had been provided by Franklin in anticipation of the March 2, 2007 meeting with respect to its sub-advisory services in general and its management of similar funds in particular; (4) the nature and quality of the services to be provided by Franklin under the proposed Portfolio Management Agreement; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of Franklin, including its management team’s expertise in the management of Franklin VIPT Fund; (6) the fairness of the compensation under the Portfolio Management Agreement in light of the services to be provided by Franklin as the Portfolio’s Sub-Adviser; (7) the costs for the services to be provided by Franklin; (8) Franklin’s operations and compliance program, including its policies and procedures adopted pursuant to Rule 206(4)-7 under the Investment Advisers Act of 1940, basing its analysis on representations of the ING Funds’ Chief Compliance Officer (“CCO”), who had conducted a “due diligence” examination of Franklin’s policies and procedures; (9) Franklin’s financial condition; (10) the appropriateness of the selection of Franklin in light of the Portfolio’s proposed investment objective and prospective investor base; and (11) Franklin’s Code of Ethics, which was considered by the Board at its March 2, 2007 meeting, and related procedures for complying with that Code, which had been reviewed by the CCO.

After its deliberation, the Board reached the following conclusions: (1) ING Franklin Mutual Shares Portfolio’s proposed management fee rate is reasonable in the context of all factors considered by the Board; (2) the Portfolio’s estimated expense ratio is reasonable in the context of all factors considered by the Board; (3) the sub-advisory fee rate payable by DSL to Franklin is reasonable in the context of all factors considered by the Board; and (4) each of DSL and Franklin maintains an appropriate compliance program, with this conclusion based upon the Board’s previous and ongoing review of DSL’s compliance program and taking into account the CCO’s representations regarding Franklin’s compliance policies and procedures. Based on these conclusions and other factors, the Board voted to approve the Investment Management and Portfolio Management Agreements for ING Franklin Mutual Shares Portfolio. During their deliberations, different Board members may have given different weight to different individual factors and related conclusions.

178

Investment Adviser
Directed Services, LLC
1475 Dunwoody Drive
West Chester, Pennsylvania 19380

Administrator

ING Funds Services, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Distributor

ING Funds, Distributor, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Transfer Agent

DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141

Custodian

The Bank of New York Mellon Corporation
One Wall Street
New York, New York 10286

Legal Counsel

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-UFIIT2AISS2 (0607-082307)

Funds

Semi-Annual Report

June 30, 2007

Adviser (“ADV”), Institutional (“I”) and Service (“S”) Classes

ING Investors Trust

• ING Franklin Templeton Founding Strategy Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.ingfunds.com; and (3) on the SEC website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolio’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

Dear Shareholder,

So far, it has been a volatile year in the markets. In February, we saw an unprecedented, single-day freefall in Chinese stocks that sent tremors throughout global markets. Closer to home, we witnessed a downturn in the U.S. sub-prime mortgage industry that continues to impact fixed income investments as well as real estate and equity markets worldwide.

When friends and colleagues in the industry voice concerns about the market’s recent volatility, I remind them that such ongoing events are fairly normal and that they underscore the importance of a well-diversified investment strategy. Studies have shown that an investment strategy allocated across a diverse group of asset classes and investment sectors can help provide an investor with solid footing for the long-term despite the short-term commotions.

We at ING Funds remain committed to providing our clients with a diverse and comprehensive line-up of innovative investment products — all designed to offer solutions to your investment needs. Whatever your investing goals, we look forward to continuing to serve you.

Sincerely,

Shaun P. Mathews
President
ING Funds
August 10, 2007

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE:      SIX MONTHS ENDED JUNE 30, 2007

Investors will remember early 2007 for the well-anticipated shocks and corrections that finally struck. But global equities markets soon recovered their poise and provided good gains through May 2007 before some nervousness returned in June 2007. For the six months ended June 30, 2007, the Morgan Stanley Capital International World IndexSM(1) (“MSCI World Index”) measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below) added 8.2%. In currencies, the dollar’s early strides were retraced on the (perceived) certainty that European interest rates were on the way up, while those in the U.S. were not. The euro made a new closing high and the pound reached the best level in 25 years against the dollar. The yen however buckled under the “carry trade”, in which speculators borrow in yen at low interest and buy higher yielding securities in other currencies. For the six months ended June 30, 2007, the dollar fell 2.5% against the euro and the pound, but gained 3.5% on the yen.

U.S. markets entered 2007 against a backdrop of a stable federal funds rate since June 2007. A slowing economy dragged by a slumping housing market seemed to be on the rebound in December 2006. The early reports in 2007 sustained this view, with unexpectedly strong employment, retail sales and confidence readings, as well as robust increases in housing starts and pending home sales. The first estimate of fourth quarter gross domestic product (“GDP”) growth was an impressive 3.5%.

But from February 2007, it soon became apparent that the improvement in housing figures only reflected the mild weather of early winter. New starts, sales and prices were now falling. GDP growth was sharply revised down to 2.5%. To make matters worse, the country’s largest sub-prime mortgage lenders were reporting major losses.

February 2007 was an unsettling month in other ways. The China stock market had practically doubled in 2006 and the long expected pull back eventually came on February 27th when the index fell 9%. The effect on sentiment was to shake relative risk strategies generally.

The housing gloom continued into the second quarter. Foreclosures in May 2007 were 90% higher than one year earlier. Existing housing prices fell in the first quarter year over year for the first time since 1991. The sub-prime dragon reared its head again in June 2007 when the investment bank, Bear Stearns, had to rescue two of its hedge funds in distress over holdings in mortgage bonds. The effect on GDP was clear. Growth in the latest quarter was finalized at just 0.69% annualized, the lowest since 2003.

Yet the feeling persisted that while the sub-prime debacle was serious, the chance of it tripping the economy into recession was remote. Unemployment remained light at 4.5%. The consumer was still spending, although as June ended high gasoline prices were weighing on consumer confidence. And the chances of a rate cut had all but vanished as the Federal Open Market Committee (“FOMC”) in leaving the federal funds rate at 5.25%, made it clear that “. . .a sustained moderation in inflation pressures has yet to be convincingly demonstrated.”

In U.S. fixed income markets the yield curve became steeper, with the yield on the ten-year Treasury Note making a five-year high before slipping to 5.03%, up 32 basis points (0.32%) for the six months ended June 30, 2007, while that on the three-month Bill fell 22 basis points (0.22%) to 4.67%. This surely reflected the confidence-shaking events of February 2007, as well as the FOMC’s somewhat curious removal of its tightening bias on March 21, 2007, while still citing inflation as the predominant concern. For the six months ended June 30, 2007, the Lehman Brothers® Aggregate Bond Index(2) (“LBAB”) of investment grade bonds returned just 98 basis points (0.98%).

U.S. equities, represented by the Standard & Poor’s 500® Composite Stock Price Index(3) (“S&P 500® Index”) including dividends, rose 7.0%, finally breaching its March 2000 record. Investors might have been depressed in anticipation of the first quarter in fifteen with less than double-digit year-over-year percentage profits growth for companies that make up the S&P 500® Index. But the earnings growth rate of 8.6% that emerged was much better than had been feared. Sentiment was also boosted by takeover activity, much of it from private equity firms able to draw from an apparently bottomless well of liquidity. By early June 2007 however, nerves were getting frayed as 10-year bond yields pushed through 5% and on the Bear Stearns’ news, unlikely to be an isolated case. Led by financials and the interest sensitive utilities sectors, the S&P 500® Index gave back 1.7% in June.

Internationally, the MSCI Japan® Index(4) rose 6.6% for the six months ended June 30, 2007, amid the usual contradictory mix of economic statistics. GDP growth held up well after the fastest quarterly expansion in

2

MARKET PERSPECTIVE:      SIX MONTHS ENDED JUNE 30, 2007

three years. Unemployment remained at a nine-year low. But consumer prices and wages started falling again, forcing the Bank of Japan, which raised interest rates in February 2007 to a still wafer-thin 0.5%, to leave them there, keeping the carry trade in business. The MSCI Europe ex UK® Index(5) surged 11.2% on the basis of high consumer and business confidence, the lowest Eurozone unemployment since records began, the fastest GDP growth in years and continuing merger and acquisition activity. But June 2007 saw sentiment tail off somewhat as the ascending euro threatened exports and the European Central Bank raised rates for the eighth time since late 2005. In the UK, a housing boom and robust service sector had raised year over year GDP growth to 3.0% amid buoyant retail sales, confident consumers and record profits for non-financial companies. The MSCI UK® Index(6) advanced 8.1% for the six months ended June 30, 2007, although again slipping in June as home price inflation and retail sales cooled after the Bank of England raised rates to 5.5%, a six-year high.

(1) The MSCI World IndexSM is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2) The LBAB Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3) The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(4) The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(5) The MSCI Europe ex UK® Index is a free float rising adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(6) The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007. The Portfolio’s expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.

Actual Expenses

The first section of the table shown, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
ING Franklin Templeton	Value	Value	Expense	Period Ended
Founding Strategy Portfolio	January 1, 2007	June 30, 2007	Ratio*	June 30, 2007**

Actual Portfolio Return
Class ADV(a)	$1,000.00	$1,009.00	0.74%	$1.26
Class I(a)	1,000.00	1,010.00	0.14	0.24
Class S(a)	1,000.00	1,009.00	0.39	0.67
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,021.12	0.74%	$3.71
Class I	1,000.00	1,024.10	0.14	0.70
Class S	1,000.00	1,022.86	0.39	1.96

*	Expense ratios do not include expenses of the underlying funds.

**	Expenses are equal to the Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year (except “Actual Portfolio Return” information for all share classes footnoted above).

(a)	Commencement of operations was April 30, 2007. Expenses paid reflect the 62 day period ended June 30, 2007.

4

STATEMENT OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 (UNAUDITED)

ING
Franklin Templeton
Founding Strategy
Portfolio

ASSETS:
Investments in affiliated underlying funds*	$74,977,263
Receivables for fund shares sold	3,776,145
Prepaid expenses	15,633
Reimbursement due from manager	1,800

Total assets	78,770,841

LIABILITIES:
Payable for fund shares redeemed	6
Payable to affiliates	12,763
Payable for trustee fees	395
Other accrued expenses and liabilities	4,281

Total liabilities	17,445

NET ASSETS	$78,753,396

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$79,070,956
Accumulated net investment loss	(21,117)
Accumulated net realized gain on investments	2,113
Net unrealized depreciation on investments	(298,556)

NET ASSETS	$78,753,396

* Cost of investments in affiliated underlying funds	$75,275,819

Class ADV:
Net assets	$1,009
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	100
Net asset value and redemption price per share	$10.09

Class I:
Net assets	$1,010
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	100
Net asset value and redemption price per share	$10.10

Class S:
Net assets	$78,751,377
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	7,803,259
Net asset value and redemption price per share	$10.09

See Accompanying Notes to Financial Statements

5

STATEMENT OF OPERATIONS (UNAUDITED)

ING
Franklin Templeton
Founding Strategy
Portfolio

April 30, 2007(1)
to June 30, 2007

INVESTMENT INCOME:
Dividends from affiliated underlying funds	$—
Interest	—

Total investment income	—

EXPENSES:

Distribution and service fees:
Class ADV	2
Class S	13,164
Transfer agent fees	263
Administrative service fees	2,634
Shareholder reporting expense	1,580
Professional fees	1,448
Custody and accounting expense	790
Trustee fees	395
Offering expense	2,378
Miscellaneous expense	263

Total expenses	22,917

Net waived and reimbursed fees	(1,800)

Net expenses	21,117

Net investment loss	(21,117)

REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATED UNDERLYING FUNDS:
Net realized gain on affiliated underlying funds	2,113
Net change in unrealized appreciation or depreciation on affiliated underlying funds	(298,556)

Net realized and unrealized loss on affiliated underlying funds	(296,443)

Decrease in net assets resulting from operations	$(317,560)

(1)	Commencement of operations

See Accompanying Notes to Financial Statements

6

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

ING
Franklin Templeton
Founding Strategy
Portfolio

April 30, 2007(1)
to June 30, 2007

FROM OPERATIONS:
Net investment loss	$(21,117)
Net realized gain on affiliated underlying funds	2,113
Net change in unrealized appreciation or depreciation on affiliated underlying funds	(298,556)

Net decrease in net assets resulting from operations	(317,560)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	79,071,251
Cost of shares redeemed	(295)

Net increase in net assets resulting from capital share transactions	79,070,956

Net increase in net assets	78,753,396

NET ASSETS:
Beginning of period	—

End of period	$78,753,396

Accumulated net investment loss at end of period	$(21,117)

(1) Commencement of operations

See Accompanying Notes to Financial Statements

7

ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV	Class I	Class S

	April 30,	April 30,	April 30,
	2007(1) to	2007(1) to	2007(1) to
	June 30,	June 30,	June 30,
	2007	2007	2007

Per Share Operating Performance:
Net asset value, beginning of period	$10.00	10.00	10.00

Income (loss) from investment operations:
Net investment loss	$(0.04)	(0.01)	(0.00)*
Net realized and unrealized gain on investments	$0.13	0.11	0.09
Total from investment operations	$0.09	0.10	0.09
Net asset value, end of period	$10.09	10.10	10.09

Total Return(2)%	0.90	1.00	0.90

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1	78,750

Ratios to average net assets:
Gross expenses prior to expense waiver(3)(4)%	0.93	0.18	0.43
Net expenses after expense waiver(3)(4)(5)%	0.74	0.14	0.39
Net investment loss after expense waiver(3)(4)(5)%	(0.74)	(0.14)	(0.39)
Portfolio turnover rate %	0 *	0 *	0 *

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5) The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

* Amount is more than $(0.005) or less than 0.5%.

See Accompanying Notes to Financial Statements

8

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. The ING Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. At June 30, 2007 the Trust had sixty-one operational portfolios. The Portfolio included in this report is ING Franklin Templeton Founding Strategy Portfolio, (the “Portfolio”). The Portfolio is a diversified series of the Trust.

The Portfolio offers three of the following classes of shares: Class ADV, Class I and Class S. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, shareholder servicing fees and transfer agency fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolio and earn income and realized gains/losses from the Portfolio pro rata based on the average daily net assets of each class, without distinction between share classes.

Shares of the Trust are currently being offered only to participating insurance companies for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies issued by the participating insurance companies.

The Trust is intended to serve as an investment option for (i) variable life insurance policies and variable annuity contracts (“Variable Contracts”) offered by insurance companies, and (ii) certain qualified pension and retirement plans, as permitted under the federal tax rules relating to the Trust serving as investment mediums for Variable Contracts. The Trust currently functions as an investment option for contracts and policies offered by ING USA Annuity and Life Insurance Company (“ING USA”), ReliaStar Life Insurance Company, an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”), United Life Annuities, an indirect, wholly-owned subsidiary of ING USA and ReliaStar Life Insurance Company of New York, an indirect, wholly-owned subsidiary of ING USA. ING Groep is one of the largest financial services organizations in the world, and offers an array of banking, insurance and asset management services to both individuals and institutional investors. The Trust is also an investment option for contracts offered by the Security Equity Life Insurance Company, which is not an affiliate of ING.

The Portfolio seeks capital appreciation with income as a secondary consideration by investing in other ING mutual funds sub-advised by Franklin Advisers, Inc., Franklin Mutual Advisers, LLC or Templeton Global Advisors Limited (“Underlying Funds”) that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds).

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolio in the preparation of its financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.	Security Valuation. The valuation of the Portfolio’s investments in its Underlying Funds is based on the net asset value of the Underlying Funds each business day.

B.	Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date.

C.	Distributions to Shareholders. The Portfolio records distributions to its shareholders on the ex-dividend date. The Portfolio distributes dividends and capital gains, if any, annually. The Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

D.	Federal Income Taxes. It is the policy of the Portfolio to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required.

The Board of Trustees (“Board”) intends to offset any net capital gains with any available capital loss carryforward until each carryforward has been fully utilized or expires. In addition, no

9

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.

E.	Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.	Repurchase Agreements. Certain of the Underlying Funds may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. An Underlying Fund will always receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Underlying Fund in the event the Underlying Fund is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

G.	Organization Expenses and Offering Costs. Costs incurred with the organization of the Portfolio are expensed as incurred. Costs incurred with the offering of shares of the Portfolio are deferred and amortized over a twelve-month period on a straight-line basis starting at the commencement of operations.

H.	Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Portfolio entered into an investment management agreement (“Investment Management Agreement”) with Directed Services, LLC (the “Investment Adviser” or “DSL”), an indirect, wholly-owned subsidiary of ING Groep. The Trust does not pay DSL an advisory fee.

ING Funds Services, LLC (the “Administrator”), an indirect, wholly-owned subsidiary of ING Groep, acts as administrator and provides certain administrative and shareholder services necessary for the Portfolio’s operations and is responsible for the supervision of other service providers. ING Funds Services receives compensation in the amount equal to 0.05% based on the Portfolio’s average daily net assets.

NOTE 4 — INVESTMENTS IN AFFILIATED UNDERLYING FUNDS

For the period ended June 30, 2007, the cost of purchases and the proceeds from the sales of the Underlying Funds were $75,422,937 and $149,031, respectively.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a Shareholder Services Agreement (the “Agreement”) for the Class S of the Portfolio of the Trust. The Agreement compensates ING Funds Distributor, LLC (the “Distributor” or “IFD”) for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S. Under the Agreement, the Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S.

Class ADV has a Rule 12b-1 Service and Distribution Plan. Class ADV shares pay IFD a service fee of 0.25% and a distribution fee of 0.50% of the Portfolio’s average daily net assets attributable to Class ADV shares. IFD has contractually agreed to waive 0.15% of the Portfolio’s average daily net assets attributable

10

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

to Class ADV shares of the Portfolio. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2007, the Portfolio had the following amounts recorded in payable to affiliates on the accompanying Statement of Assets and Liabilities:

Accrued
Shareholder
Accrued	Service and
Administrative	Distribution
Fees	Fees	Total

$2,127	$10,636	$12,763

At June 30, 2007, the following indirect, wholly-owned subsidiary of ING Groep owned more than 5% of the Portfolio:

ING USA Annuity and Life Insurance Company — 99.26%.

The Trust has adopted a Retirement Policy (“Policy”) covering all independent trustees of the Portfolio who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this Policy are based on an annual rate as defined in the Policy.

NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES

At June 30, 2007, the Portfolio had the following payables included in Other Accrued Expenses and Liabilities on the Statement of Assets and Liabilities that exceeded 5% of total liabilities:

Payable for	Payable for	Payable for	Payable for
Custody	Audit	Postage	Printing
Fees	Fees	Fees	Fees

$790	$790	$790	$790

NOTE 8 — EXPENSE LIMITATIONS

The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

Class ADV(1)	Class I(1)	Class S(1)

0.74%	0.14%	0.39%

(1)	The operating expense limits apply only at the Portfolio level and do not limit fees payable by the underlying investment companies in which the Portfolio invests.

The Investment Adviser may at a later date recoup from the Portfolio for management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such reimbursement, that Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations for the Portfolio. Outstanding reimbursement balances due to the Portfolio, if any, under its respective expense limitation agreements are reflected in Reimbursement Due from Investment Adviser on the accompanying Statement of Assets and Liabilities.

The expense limitation agreement is contractual and shall renew automatically for one-year terms unless DSL provides written termination of the expense limitation agreement within 90 days of the end of the then current term.

As of June 30, 2007, the amount of waived and reimbursed fees that is subject to possible recoupment by the Investment Adviser is $1,800, which is scheduled to expire on June 30, 2010.

11

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Class ADV	Class I	Class S

	April 30,	April 30,	April 30,
	2007(1) to	2007(1) to	2007(1) to
	June 30,	June 30,	June 30,
	2007	2007	2007

(Number of Shares)
Shares sold	100	100	7,803,288
Shares redeemed	—	—	(29)

Net increase in shares outstanding	100	100	7,803,259

($)
Shares sold	$1,000	$1,000	$79,069,251
Shares redeemed	—	—	(295)

Net increase	$1,000	$1,000	$79,068,956

(1)	Commencement of operations.

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

No dividends or distributions were made during the period ended June 30, 2007.

NOTE 11 — OTHER ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained upon challenge by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective for fiscal years beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. However, acknowledging the unique issues that FIN 48 presents for investment companies that calculate NAVs, the U.S. Securities and Exchange Commission (the “SEC”) has indicated that they would not object if a fund implements FIN 48 in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. For calendar year-end funds, this would be no later than their June 29, 2007 NAV and the effects of FIN 48 would be reflected in the funds’ semi-annual financial statements contained in their Form N-CSR filing. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. Management of the Portfolio has analyzed the tax positions of the Portfolio. To date, this analysis reflects no uncertain tax positions that have not met the more likely-than-not standard.

On September 15, 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), “Fair Value Measurements.” The new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

12

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 11 — OTHER ACCOUNTING PRONOUNCEMENTS (continued)

SFAS No. 157 also stipulates that, as a market-based measurement, fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability, and establishes a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. As of June 30, 2007, management of the Portfolio is currently assessing the impact, if any, that will result from adopting SFAS No. 157.

NOTE 12 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS

In 2004, DSL reported to the Boards of Trustees (the “Boards”) of the ING Funds that, like many U.S. financial services companies, DSL and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. DSL has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, DSL reported that management of U.S. affiliates of ING Groep, including DSL (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.

DSL has advised the Boards that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. DSL further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, DSL has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

In September 2005, IFD, the distributor of certain ING Funds, settled an administrative proceeding with the National Association of Securities Dealers (“NASD”) regarding three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered into formal and informal arrangements that permitted frequent trading. Under the terms of the Letter of Acceptance, Waiver and Consent (“AWC”) with the NASD, under which IFD neither admitted nor denied the allegations or findings, IFD consented to the following sanctions: (i) a censure; (ii) a fine of $1.5 million; (iii) restitution of approximately $1.44 million to certain ING Funds for losses attributable to excessive trading described in the AWC; and (iv) agreement to make certification to NASD regarding the review and establishment of certain procedures.

In addition to the arrangements discussed above, in 2004 DSL reported to the Boards that, at that time, these instances include the following, in addition to the arrangements subject to the AWC discussed above:

•	Aeltus Investment Management, Inc. (a predecessor entity to ING IM) identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•	ReliaStar Life Insurance Company (“ReliaStar”) entered into agreements seven years ago permitting the owner of policies issued by the

13

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 12 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•	In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K and Form 8-K/A for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the SEC on October 29, 2004 and September 8, 2004. These Forms 8-K and Forms 8-K/A can be accessed through the SEC’s web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

DSL reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, DSL advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, DSL reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•	ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. ING Investments reported to the Boards that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•	ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•	The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•	ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•	ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

Other Regulatory Matters

The New York Attorney General (the “NYAG”) and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request. In connection with one such investigation, affiliates of ING Investments were named in a petition for relief and cease and desist order filed by the New Hampshire Bureau of Securities Regulation (the “NH Bureau”) concerning their administration of the New

14

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 12 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

Hampshire state employees deferred compensation plan.

On October 10, 2006, an affiliate of ING Investments entered into an assurance of discontinuance with the NYAG (the “NYAG Agreement”) regarding the endorsement of its products by the New York State United Teachers Union Member Benefits Trust (“NYSUT”) and the sale of their products to NYSUT members. Under the terms of the NYAG Agreement, the affiliate of ING Investments, without admitting or denying the NYAG’s findings, will distribute $30 million to NYSUT members, and/or former NYSUT members, who participated in the NYSUT-endorsed products at any point between January 1, 2001 and June 30, 2006. The affiliate also agreed with the NYAG’s office to develop a one-page disclosure that will further improve transparency and disclosure regarding retirement product fees (the “One-Page Disclosure”). Pursuant to the terms of the NYAG Agreement, the affiliate has agreed for a five year period to provide its retirement product customers with the One-Page Disclosure.

In addition, on the same date, these affiliates of ING Investments entered into a consent agreement with the NH Bureau (the “NH Agreement”) to resolve this petition for relief and cease and desist order. Under the terms of the NH Agreement, these affiliates of ING Investments, without admitting or denying the NH Bureau’s claims, have agreed to pay $3 million to resolve the matter, and for a five year period to provide their retirement product customers with the One-Page Disclosure described above. Other federal and state regulators could initiate similar actions in this or other areas of ING’s businesses.
In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate.

At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

15

PORTFOLIO ASSET ALLOCATION
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED)

The following table illustrates the asset allocation of the Underlying Portfolios as of June 30, 2007 (as a percent of net assets).

Underlying Affiliated Funds

ING Franklin Income Portfolio — Class I	%	31.6
ING Franklin Mutual Shares Portfolio — Class I	%	31.8
ING Templeton Global Growth Portfolio — Class I	%	31.8
Other Assets and Liabilities	%	4.8

	%	100

16

PORTFOLIO OF INVESTMENTS
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED)

Shares		Value

AFFILIATED INVESTMENT COMPANIES: 95.2%
2,154,131	ING Franklin Income Portfolio — Class I	$24,901,754
2,452,730	ING Franklin Mutual Shares Portfolio — Class I	25,042,376
1,610,884	ING Templeton Global Growth Portfolio — Class I	25,033,133

Total Investments in Securities (Cost $75,275,819)*	95.2%	$74,977,263
Other Assets and Liabilities-Net	4.8	3,776,133

Net Assets	100.0%	$78,753,396

*	Cost for federal income tax purposes is the same as for financial statement purposes.
Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$39,956
Gross Unrealized Depreciation	(338,512)

Net Unrealized Depreciation	$(298,556)

See Accompanying Notes to Financial Statements

17

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

BOARD CONSIDERATION AND APPROVAL OF NEW INVESTMENT MANAGEMENT AND PORTFOLIO MANAGEMENT AGREEMENTS FOR ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO

Section 15 of the Investment Company Act of 1940 (the “1940 Act”) mandates that, when a series of ING Investors Trust (“IIT”) enters into a new advisory arrangement, the Board of Trustees (the “Board”) of IIT, including a majority of the Trustees who have no direct or indirect interest in the Investment Management Agreement governing that arrangement, and who are not “interested persons” of the series, as such term is defined under the 1940 Act (the “Independent Trustees”), must approve the Investment Management Agreement. Therefore, in order for a new series of IIT to be launched, the Board must approve an Investment Management Agreement for that series prior to the commencement of its operations.

At a meeting held on March 2, 2007, the Board considered and approved a new Investment Management Agreement for ING Franklin Templeton Founding Strategy Portfolio (the “Portfolio”), a new series of IIT that commenced operations on April 30, 2007, for an initial term that ends on November 30, 2008. The new Portfolio would be a “fund-of-funds” that invests in other series (“Funds”) in the ING Funds complex.

The Board’s determination as to whether to approve the Portfolio’s Investment Management Agreement took into account a number of factors that its members believed, in light of the legal advice furnished to them by Kirkpatrick & Lockhart Preston Gates Ellis LLP (“K&L Gates”), their independent legal counsel, and their own business judgment, to be relevant. Among the information that the Board considered was information furnished throughout the year at regular Board meetings with respect to Directed Services, LLC (formerly, Directed Services, Inc.), the proposed investment adviser to the Portfolio (the “Adviser” or “DSL”).

Provided below is a discussion of certain factors the Board considered at the March 2, 2007 meeting in considering the new advisory arrangement for the Portfolio. While the Board gave its attention to the information furnished, at its request, that was most relevant to its consideration, discussed below are a number of the primary factors relevant to the Board’s consideration as to whether to approve the Investment Management Agreement for the Portfolio’s initial term ending November 30, 2008. Each Trustee may have accorded different weight to the various factors in reaching his or her conclusions with respect to the Portfolio’s advisory arrangement.

Overview of the Contract Approval Process

In 2003, the Independent Trustees determined to undertake steps to further enhance the process under which the Board determines whether to approve new advisory arrangements entered into on behalf of the Funds in the ING Funds complex. Among these measures, the Board: retained the services of an independent consultant with experience in the mutual fund industry to assist the Independent Trustees in working with the personnel employed by the Adviser or its affiliates who administer the Funds (“Management”) to identify the types of information presented to the Board to inform its deliberations with respect to advisory relationships; established the format in which the information requested by the Board is provided to the Board; and determined the process for reviewing such information in connection with the Investment Management Agreement approval process. The end result was the implementation of the current process relied upon by the Board to review and analyze information in connection with its review and approval of new advisory relationships.

Since the foregoing approval process was implemented, the Board regularly has reviewed and refined the process. In addition, the Board established a Contracts Committee and two Investment Review Committees, including the International/ Balanced/ Fixed Income Funds Investment Committee (the “I/ B/ F IRC”). The type and format of the information provided to the Board or its counsel to inform its approval process has been codified in the Portfolio’s “15(c) Methodology Guide” (the “Methodology Guide”). The Methodology Guide was developed under the direction of the Independent Trustees, and sets out a written blueprint under which the Independent Trustees request certain information necessary to facilitate a thorough and informed review in connection with the Trustees’ deliberations regarding advisory relationships. Management provides Fund-specific information to the Independent Trustees based on the Methodology Guide through “Fund Analysis and Comparison Tables” or “FACT” sheets prior to the Independent Trustees’ review of new Investment Management Agreements. In 2005, the Independent Trustees

18

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

retained an independent firm to verify and test the accuracy of certain of this information for a representative sample of Funds in the ING Funds complex. The Independent Trustees have determined to conduct such testing periodically.

As part of a regular on-going process, the Board’s Contracts Committee recommends or considers recommendations from Management for refinements and other changes to the Methodology Guide and other aspects of the approval process. The I/ B/ F IRC also meets regularly with DSL in the context of its management of other Funds in the ING Funds complex. The Board employed its process when considering whether to approve the Portfolio’s Investment Management Agreement. A number of the Board’s primary considerations and conclusions resulting from this process are discussed below.

Nature, Extent and Quality of Service

In determining whether to approve the Portfolio’s Investment Management Agreement for the initial term ending November 30, 2008, the Independent Trustees received and evaluated such information as they deemed necessary regarding the nature, extent and quality of services that DSL would provide to the Portfolio. This included information regarding DSL provided throughout the year at regular Board meetings in the context of its services to other Funds in the ING Funds complex, as well as information furnished with respect to the Portfolio at the March 2, 2007 Board meeting.

The materials requested by and provided to the Board and/or to K&L Gates prior to the March 2, 2007 Board meeting included the following items: (1) FACT sheets for the Portfolio that provide information about the Portfolio’s proposed expenses, compared to other, similarly managed funds in a selected peer group (“Selected Peer Group”), as well as information about the Portfolio’s proposed investment portfolio, objective and strategies; (2) DSL’s responses to a detailed series of questions posed by K&L Gates; (3) a copy of the form of proposed Investment Management Agreement; (4) a draft of a narrative summary addressing key factors the Board considered in determining whether to approve the Portfolio’s Investment Management Agreement; and (5) other information relevant to the Board’s evaluations.

In arriving at its conclusions with respect to the proposed Investment Management Agreement, the Board reviewed the level of staffing, quality and experience of the Portfolio’s proposed asset allocation team. The Board took into account DSL’s resources and reputation, and evaluated DSL’s ability to attract and retain qualified investment advisory personnel. The Board also considered the adequacy of the resources to be committed to the Portfolio (and other relevant Funds in the ING Funds complex) by DSL or its affiliates, and whether those resources are commensurate with the needs of the Portfolio and are appropriate to attempt to sustain expected levels of performance, compliance, and other needs.

Based on its deliberations and the materials presented, the Board concluded that the advisory and related services provided by the Adviser would be appropriate in light of the Portfolio’s anticipated operations, the competitive landscape of the investment company business, and investor needs, and that the nature and quality of the overall services to be provided by the Adviser would be appropriate.

Economies of Scale

In considering the reasonableness of the Portfolio’s proposed advisory fee rate, the Board considered whether economies of scale will be realized by the Adviser as the Portfolio grows larger and the extent to which this is reflected in the level of management fee rate charged. In this regard, the Board noted the Portfolio would benefit from waivers to fees payable at the Portfolio level, and indirectly benefit from breakpoint discounts and/or fee waivers at the underlying Fund level, and considered the extent to which economies of scale could effectively be realized through expense reductions resulting from such waivers or breakpoint discounts.

Fee Rates and Profitability

The Board considered the Portfolio’s fee structure (taking into account fees payable at the underlying Fund level) as it relates to the services to be provided under the Investment Management Agreement, and the potential “fall-out” benefits to the Adviser and its affiliates from their association with the Portfolio. The Board determined that the blended fee payable to the Adviser (taking into account fees payable at the underlying Fund level) for its services to the Portfolio would be reasonable for the services it is expected to perform through the Portfolio’s initial term ending November 30, 2008.

The Board considered information on estimated revenues, costs and profits for the Adviser for the first

19

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

two years of the Portfolio’s operations. The Board also considered information that it requested, and was provided by Management, with respect to the profitability of service providers affiliated with DSL. The Board determined that it had requested and received sufficient information to gain a reasonable understanding regarding the Adviser’s projected profitability.

The Board recognized that profitability analysis is not an exact science and there is no uniform methodology for determining profitability for this purpose. In this context, the Board realized that Management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Portfolio’s operations may not be fully reflected in the expenses allocated to the Portfolio in determining profitability, and that the information presented may not portray all of the costs borne by Management nor capture Management’s entrepreneurial risk associated with offering and managing a mutual fund complex in today’s regulatory environment. Based on the information on revenues, costs, and DSL’s profitability considered by the Board, after considering the factors described in this section, the Board concluded that the profits, if any, to be realized by DSL were not excessive.

Other Factors Considered

The following paragraphs outline certain of the specific factors that the Board considered, and the conclusions reached, at its March 2, 2007 meeting in relation to approving the Portfolio’s Investment Management for the initial term ending November 30, 2008. These specific factors are in addition to those considerations discussed above. The Portfolio’s proposed management fee rate and estimated expense ratio were compared to the fees and expense ratios of the funds in its Selected Peer Group.

In determining whether to approve the Investment Management Agreement for ING Franklin Templeton Founding Strategy Portfolio, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the Agreement, and the proposed policies and procedures for the Portfolio, should be approved. The materials provided to the Board in support of the Portfolio’s advisory arrangements included the following: (1) a memorandum presenting Management’s rationale for requesting the launch of the Portfolio that discusses, among other things, the proposed asset allocation strategy to be employed by the Portfolio and the strategies to be implemented by the underlying Funds in which the Portfolio would invest; (2) FACT sheets for the Portfolio that compare its proposed fee structure to its Selected Peer Group and its Morningstar category median; (3) responses from DSL to questions posed by K&L Gates on behalf of the Independent Trustees; (4) supporting documentation, including copies of the form of Investment Management Agreement for the Portfolio; and (5) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by DSL in the context of DSL’s oversight of other Funds in the ING Funds complex.

At the March 2, 2007 meeting, the Board considered that the Portfolio would be subject to IIT’s standard policies and procedures previously approved by the Board for other series of IIT and approved in accordance with Rule 38a-1 under the 1940 Act. The Board also noted that, in managing the Portfolio, IIT would be subject to procedures adopted pursuant to Rule 206(4)-7 under the Investment Advisers Act of 1940 that had been previously approved by the Board in connection with other Funds in the ING Funds complex.

The Board’s consideration of whether to approve the Investment Management Agreement took into account several factors including, but not limited to, the following: (1) the nature and quality of the services to be provided by DSL to the Portfolio under the proposed Investment Management Agreement; (2) DSL’s strength and reputation within the industry; (3) the fairness of the compensation under the proposed Investment Management Agreement in light of the services to be provided to the Portfolio, and taking into account the fees received by DSL or its affiliates at the underlying Fund level; (4) the costs for the services to be provided by DSL; (5) the Portfolio’s pricing structure (including the estimated expense ratio to be borne by shareholders), including that: (a) the Portfolio’s proposed management fee (inclusive of 0.05% administration fee) is below the median and the average management fees of the funds in the Portfolio’s Selected Peer Group, and (b) the Portfolio’s estimated expense ratio is below the median and average expense ratios of the funds in the Portfolio’s Selected Peer Group; (6) DSL’s projected profitability; (7) the personnel, operations,

20

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

financial condition, and investment management capabilities, methodologies and resources of DSL, including its management team’s expertise in the management of other Funds in the ING Funds complex; (8) DSL’s compliance capabilities, as demonstrated by, among other things, its policies and procedures designed to prevent violations of the Federal securities laws, which had previously been approved by the Board in connection with their oversight of other Funds in the ING Funds complex; (9) the information that had been provided by DSL at regular Board meetings, and in anticipation of the March 2, 2007 meeting, with respect to its capabilities as a manager-of-managers; and (10) “fall-out benefits” to DSL and its affiliates that were anticipated to arise from DSL’s management of the Portfolio.

After its deliberation, the Board reached the following conclusions: (1) the Portfolio’s proposed management fee rate is reasonable in the context of all factors considered by the Board; (2) the Portfolio’s estimated expense ratio is reasonable in the context of all factors considered by the Board; and (3) DSL maintains an appropriate compliance program, with this conclusion based upon the Board’s previous and ongoing review of the compliance program. Based on these conclusions and other factors, the Board voted to approve the Investment Management Agreement for the Portfolio. During its deliberations, different Board members may have given different weight to different individual factors and related conclusions.

21

Investment Adviser
Directed Services, LLC
1475 Dunwoody Drive
West Chester, Pennsylvania 19380

Distributor

ING Funds Distributor, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Custodian

The Bank of New York Mellon Corporation
One Wall Street
New York, New York 10286

Legal Counsel

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-UFIIT3AIS (0607-082407)

Funds

Semi-Annual Report

June 30, 2007

ING Investors Trust

• ING American Funds Growth Portfolio
• ING American Funds International Portfolio
• ING American Funds Growth-Income Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.ingfunds.com; and (3) on the SEC’s website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.ingfunds.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

Dear Shareholder,
So far, it has been a volatile year in the markets. In February, we saw an unprecedented, single-day freefall in Chinese stocks that sent tremors throughout global markets. Closer to home, we witnessed a downturn in the U.S. sub-prime mortgage industry that continues to impact fixed income investments as well as real estate and equity markets worldwide.
When friends and colleagues in the industry voice concerns about the market’s recent volatility, I remind them that such ongoing events are fairly normal and that they underscore the importance of a well-diversified investment strategy. Studies have shown that an investment strategy allocated across a diverse group of asset classes and investment sectors can help provide an investor with solid footing for the long-term despite the short-term commotions.
We at ING Funds remain committed to providing our clients with a diverse and comprehensive line-up of innovative investment products — all designed to offer solutions to your investment needs. Whatever your investing goals, we look forward to continuing to serve you.
Sincerely,
Shaun P. Mathews
President
ING Funds
August 10, 2007

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.
International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

Market Perspective:      Six Months Ended June 30, 2007

Investors will remember early 2007 for the well-anticipated shocks and corrections that finally struck. But global equities markets soon recovered their poise and provided good gains through May 2007 before some nervousness returned in June 2007. For the six months ended June 30, 2007, the Morgan Stanley Capital International World Indexsm(1) (“MSCI World Index”) measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below) added 8.2%. In currencies, the dollar’s early strides were retraced on the (perceived) certainty that European interest rates were on the way up while those in the U.S. were not. The euro made a new closing high and the pound reached the best level in 25 years against the dollar. The yen however buckled under the “carry trade”, in which speculators borrow in yen at low interest and buy higher yielding securities in other currencies. For the six months ended June 30, 2007, the dollar fell 2.5% against the euro and the pound, but gained 3.5% on the yen.
U.S. markets entered 2007 against a backdrop of a stable federal funds rate since June 2007. A slowing economy dragged by a slumping housing market seemed to be on the rebound in December 2006. The early reports in 2007 sustained this view, with unexpectedly strong employment, retail sales and confidence readings, as well as robust increases in housing starts and pending home sales. The first estimate of fourth quarter gross domestic product (“GDP”) growth was an impressive 3.5%.
But from February 2007, it soon became apparent that the improvement in housing figures only reflected the mild weather of early winter. New starts, sales and prices were now falling. GDP growth was sharply revised down to 2.5%. To make matters worse, the country’s largest sub-prime mortgage lenders were reporting major losses.
February 2007 was an unsettling month in other ways. The China stock market had practically doubled in 2006 and the long expected pull back eventually came on February 27th when the index fell 9%. The effect on sentiment was to shake relative risk strategies generally.
The housing gloom continued into the second quarter. Foreclosures in May 2007 were 90% higher than one year earlier. Existing housing prices fell in the first quarter year over year for the first time since 1991. The sub-prime dragon reared its head again in June 2007 when the investment bank, Bear Stearns, had to rescue two of its hedge funds in distress over holdings in mortgage bonds. The effect on GDP was clear. Growth in the latest quarter was finalized at just 0.69% annualized, the lowest since 2003.
Yet the feeling persisted that while the sub-prime debacle was serious, the chance of it tripping the economy into recession was remote. Unemployment remained light at 4.5%. The consumer was still spending, although as June ended high gasoline prices were weighing on consumer confidence. And the chances of a rate cut had all but vanished as the Federal Open Market Committee (“FOMC”) in leaving the federal funds rate at 5.25%, made it clear that “...a sustained moderation in inflation pressures has yet to be convincingly demonstrated.”
In U.S. fixed income markets the yield curve became steeper, with the yield on the ten-year Treasury Note making a five-year high before slipping to 5.03%, up 32 basis points (0.32%) for the six months ended June 30, 2007, while that on the three-month Bill fell 22 basis points (0.22%) to 4.67%. This surely reflected the confidence-shaking events of February 2007, as well as the FOMC’s somewhat curious removal of its tightening bias on March 21, 2007, while still citing inflation as the predominant concern. For the six months ended June 30, 2007, the Lehman Brothers® Aggregate Bond Index(2) (“LBAB”) of investment grade bonds returned just 98 basis points (0.98%).
U.S. equities, represented by the Standard & Poor’s 500® Composite Stock Price Index(3) (“S&P 500® Index”) including dividends, rose 7.0%, finally breaching its March 2000 record. Investors might have been depressed in anticipation of the first quarter in fifteen with less than double-digit year-over-year percentage profits growth for companies that make up the S&P 500® index. But the earnings growth rate of 8.6% that emerged was much better than had been feared. Sentiment was also boosted by takeover activity, much of it from private equity firms able to draw from an apparently bottomless well of liquidity. By early June 2007 however, nerves were getting frayed as 10-year bond yields pushed through 5% and on the Bear Stearns’ news, unlikely to be an isolated case. Led by financials and the interest sensitive utilities sectors, the S&P 500® Index gave back 1.7% in June.
Internationally, the MSCI Japan® Index(4) rose 6.6% for the six months ended June 30, 2007, amid the usual contradictory mix of economic statistics. GDP growth held up well after the fastest quarterly expansion in

2

Market Perspective:      Six Months Ended June 30, 2007

three years. Unemployment remained at a nine-year low. But consumer prices and wages started falling again, forcing the Bank of Japan, which raised interest rates in February 2007 to a still wafer-thin 0.5%, to leave them there, keeping the carry trade in business. The MSCI Europe ex UK® Index(5) surged 11.2% on the basis of high consumer and business confidence, the lowest Eurozone unemployment since records began, the fastest GDP growth in years and continuing merger and acquisition activity. But June 2007 saw sentiment tail off somewhat as the ascending euro threatened exports and the European Central Bank raised rates for the eighth time since late 2005. In the UK, a housing boom and robust service sector had raised year over year GDP growth to 3.0% amid buoyant retail sales, confident consumers and record profits for non-financial companies. The MSCI UK® Index(6) advanced 8.1% for the six months ended June 30, 2007, although again slipping in June as home price inflation and retail sales cooled after the Bank of England raised rates to 5.5%, a six-year high.

(1) The MSCI World Indexsm is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
(2) The LBAB Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
(3) The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.
(4) The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
(5) The MSCI Europe ex UK® Index is a free float rising adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
(6) The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
All indices are unmanaged and investors cannot invest directly in an index.
Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.
Actual Expenses
The first section of the table shown, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Period Ended
ING American Funds Growth Portfolio	January 1, 2007	June 30, 2007	Ratio	June 30, 2007*

Actual Portfolio Return	$1,000.00	$1,103.10	1.07%	$5.58
Hypothetical (5% return before expenses)	1,000.00	1,019.49	1.07	5.36

ING American Funds International Portfolio
Actual Portfolio Return	$1,000.00	$1,123.20	1.25%	$6.58
Hypothetical (5% return before expenses)	1,000.00	1,018.60	1.25	6.26

ING American Funds Growth-Income Portfolio
Actual Portfolio Return	$1,000.00	$1,077.90	1.02%	$5.26
Hypothetical (5% return before expenses)	1,000.00	1,019.74	1.02	5.11

*	Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2007 (Unaudited)

(Amounts in Thousands, except per share amounts)

	ING	ING	ING
	American Funds	American Funds	American Funds
	Growth	International	Growth-Income
	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in affiliated master fund(1) at value*	$2,292,914	$1,320,052	$1,585,801
Cash	10	3	5
Receivable for fund shares sold	1,615	3,249	465
Prepaid expenses	10	5	7

Total assets	2,294,549	1,323,309	1,586,278

LIABILITIES:
Payable for fund shares redeemed	26	73	1
Accrued distribution fees	942	535	652
Payable for trustee fees	30	4	15
Other accrued expenses and liabilities	172	90	108

Total liabilities	1,170	702	776

NET ASSETS	$2,293,379	$1,322,607	$1,585,502

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,648,979	$886,032	$1,212,724
Undistributed net investment income	4,017	11,161	15,577
Accumulated net realized gain on investments	186,753	97,392	85,715
Net unrealized appreciation on investments	453,630	328,022	271,486

NET ASSETS	$2,293,379	$1,322,607	$1,585,502

* Cost of investments in affiliated master fund	$1,839,284	$992,030	$1,314,315
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	32,340	52,188	33,503
Net asset value and redemption price per share	$70.92	$25.34	$47.32

(1)	The affiliated master funds for the ING American Funds Growth, ING American Funds International and ING American Funds Growth-Income Portfolios are the Class 2 shares of the American Growth, American International and American Growth-Income Funds, respectively. These financial statements should be read in conjunction with the affiliated master American Funds’ financial statements.
See Accompanying Notes to Financial Statements

5

STATEMENTS OF OPERATIONS for the six months ended June 30, 2007 (Unaudited)

(Amounts in Thousands)

	ING	ING	ING
	American Funds	American Funds	American Funds
	Growth	International	Growth-Income
	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends from affiliated master fund(1)	$3,678	$2,282	$4,132
Interest	2	1	2

Total investment income	3,680	2,283	4,134

EXPENSES:
Distribution and service fees	5,320	2,983	3,719
Transfer agent fees	1	1	1
Shareholder reporting expense	63	26	39
Registration fees	1	—	1
Professional fees	73	40	34
Custody and accounting expense	65	34	46
Trustee fees	28	16	20
Miscellaneous expense	26	15	18

Total expenses	5,577	3,115	3,878

Net investment income (loss)	(1,897)	(832)	256

REALIZED AND UNREALIZED GAIN ON AFFILIATED MASTER FUND:
Distributions of realized gains from affiliated master fund	152,695	62,033	50,212
Net realized gain on sales of affiliated master fund	16,363	13,679	4,710

Net realized gain on affiliated master fund	169,058	75,712	54,922

Net change in unrealized appreciation or depreciation on affiliated master fund	44,444	65,894	57,996

Net realized and unrealized gain on affiliated master fund	213,502	141,606	112,918

Increase in net assets resulting from operations	$211,605	$140,774	$113,174

(1)	The affiliated master funds for the ING American Funds Growth, ING American Funds International and ING American Funds Growth-Income Portfolios are the Class 2 shares of the American Growth, American International and American Growth-Income Funds, respectively. These financial statements should be read in conjunction with the affiliated master American Funds’ financial statements.
See Accompanying Notes to Financial Statements

6

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

(Amounts in Thousands)

	ING American Funds		ING American Funds		ING American Funds
	Growth Portfolio		International Portfolio		Growth-Income Portfolio

	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006	2007	2006

FROM OPERATIONS:
Net investment income (loss)	$(1,897)	$5,919	$(832)	$12,000	$256	$14,062
Net realized gain on affiliated master fund	169,058	17,696	75,712	21,682	54,922	32,062
Net change in unrealized appreciation or depreciation on affiliated master fund	44,444	144,530	65,894	122,563	57,996	125,635

Net increase in net assets resulting from operations	211,605	168,145	140,774	156,245	113,174	171,759

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(3,198)	—	(6,605)	—	(8,662)
Net realized gains	—	(2,178)	—	(1,918)	—	(4,366)

Total distributions	—	(5,376)	—	(8,523)	—	(13,028)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	92,167	352,474	95,649	299,292	65,631	210,235
Dividends reinvested	—	5,376	—	8,523	—	13,028

	92,167	357,850	95,649	307,815	65,631	223,263
Cost of shares redeemed	(51,666)	(29,696)	(40,405)	(47,716)	(20,678)	(18,266)

Net increase in net assets resulting from capital share transactions	40,501	328,154	55,244	260,099	44,953	204,997

Net increase in net assets	252,106	490,923	196,018	407,821	158,127	363,728

NET ASSETS:
Beginning of period	2,041,273	1,550,350	1,126,589	718,768	1,427,375	1,063,647

End of period	$2,293,379	$2,041,273	$1,322,607	$1,126,589	$1,585,502	$1,427,375

Undistributed net investment income at end of period	$4,017	$5,914	$11,161	$11,993	$15,577	$15,321

See Accompanying Notes to Financial Statements

7

ING American Funds Growth Portfolio
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months	Year Ended					September 2,
	Ended	December 31,					2003(1) to
	June 30,						December 31,
	2007	2006		2005	2004		2003

Per Share Operating Performance:
Net asset value, beginning of period	$64.29	58.81		50.88	45.47		42.35
Income (loss) from investment operations:
Net investment income (loss)	$(0.06)	0.20	*	0.12	(0.09)		0.01
Net realized and unrealized gain on investments	$6.69	5.46		7.82	5.50		3.11
Total from investment operations	$6.63	5.66		7.94	5.41		3.12
Less distributions from:
Net investment income	$—	0.11		—	0.00	**	—
Net realized gains from investments	$—	0.07		0.01	0.00	**	—
Total distributions	$—	0.18		0.01	0.00	**	—
Net asset value, end of period	$70.92	64.29		58.81	50.88		45.47
Total Return(2)%	10.31	9.65		15.61	11.91		7.37

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$2,293,379	2,041,273		1,550,350	854,657		130,333
Ratios to average net assets:
Expenses excluding expenses of the master fund (3)%	0.52	0.53		0.52	0.53		0.53
Net investment income (loss)(3)%	(0.18)	0.33		0.27	(0.27)		0.09
Portfolio turnover rate(4)%	2	1		1	3		0	**

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3) Annualized for periods less than one year.
(4) Portfolio turnover rate is calculated based on the Portfolio’s purchases or sales of the master fund.
* Calculated using average shares outstanding throughout the period.
** Amount is less than 0.500% or $0.005.

	Six Months	Year Ended			September 2,
	Ended	December 31,			2003(5) to
	June 30,				December 31,
	2007	2006	2005	2004	2003

Expenses including gross expenses of the master fund(6)%	1.10	1.12	1.12	1.14	1.17
Expenses including net expenses of the master fund(6)%	1.07	1.09	1.09	1.14	1.17
Portfolio turnover rate of master fund %	21	35	29	30	34

(5) Commencement of operations.
(6) Annualized for periods less than one year.
See Accompanying Notes to Financial Statements

8

ING American Funds International Portfolio
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months		Year Ended						September 2,
	Ended		December 31,						2003(1) to
	June 30,								December 31,
	2007		2006		2005		2004		2003

Per Share Operating Performance:
Net asset value, beginning of period	$22.56		19.24		16.03		13.53		11.78
Income (loss) from investment operations:
Net investment income (loss)	$(0.02	)*	0.27	*	0.23	*	0.22	*	0.12
Net realized and unrealized gain on investments	$2.80		3.24		3.10		2.30		1.63
Total from investment operations	$2.78		3.51		3.33		2.52		1.75
Less distributions from:
Net investment income	$—		0.15		0.09		0.02		—
Net realized gains from investments	$—		0.04		0.03		0.00	**	—
Total distributions	$—		0.19		0.12		0.02		—
Net asset value, end of period	$25.34		22.56		19.24		16.03		13.53
Total Return(2)%	12.32		18.35		20.92		18.64		14.86

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1,322,607		1,126,589		718,768		326,471		44,814
Ratios to average net assets:
Expenses excluding expenses of the master fund(3)%	0.52		0.53		0.52		0.53		0.53
Net investment income (loss)(3)%	(0.14)		1.30		1.33		1.54		6.96
Portfolio turnover rate(4)%	3		4		2		5		2

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3) Annualized for periods less than one year.
(4) Portfolio turnover rate is calculated based on the Portfolio’s purchases or sales of the master fund.
* Calculated using average number of shares outstanding throughout the period.
** Amount is less than $0.005.

	Six Months	Year Ended			September 2,
	Ended	December 31,			2003(5) to
	June 30,				December 31,
	2007	2006	2005	2004	2003

Expenses including gross expenses of the master fund(6)%	1.29	1.32	1.34	1.37	1.41
Expenses including net expenses of the master fund (6)%	1.25	1.27	1.29	1.36	1.41
Portfolio turnover rate of master fund %	25	29	40	37	41

(5) Commencement of operations.
(6) Annualized for periods less than one year.
See Accompanying Notes to Financial Statements

9

ING American Funds Growth-Income Portfolio
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months		Year Ended						September 2,
	Ended		December 31,						2003(1) to
	June 30,								December 31,
	2007		2006		2005		2004		2003

Per Share Operating Performance:
Net asset value, beginning of period	$43.90		38.72		36.93		33.67		30.83
Income from investment operations:
Net investment income	$0.01	*	0.47	*	0.38	*	0.29	*	0.20
Net realized and unrealized gain on investments	$3.41		5.15		1.57		3.01		2.64
Total from investment operations	$3.42		5.62		1.95		3.30		2.84
Less distributions from:
Net investment income	$—		0.29		0.13		0.04		—
Net realized gains from investments	$—		0.15		0.03		0.00	**	—
Total distributions	$—		0.44		0.16		0.04		—
Net asset value, end of period	$47.32		43.90		38.72		36.93		33.67
Total Return(2)%	7.79		14.61		5.29		9.79		9.21

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1,585,502		1,427,375		1,063,647		660,757		97,992
Ratios to average net assets:
Expenses excluding expenses of the master fund (3)%	0.52		0.53		0.52		0.53		0.53
Net investment income(3)%	0.03		1.14		1.00		0.84		4.41
Portfolio turnover rate(4)%	1		1		1		2		0	**

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3) Annualized for periods less than one year.
(4) Portfolio turnover rate is calculated based on the Portfolio’s purchases or sales of the master fund.
* Calculated using average number of shares outstanding throughout the period.
** Amount is less than 0.005% or $0.005.

	Six Months	Year Ended			September 2,
	Ended	December 31,			2003(5) to
	June 30,				December 31,
	2007	2006	2005	2004	2003

Expenses including gross expenses of the master fund(6)%	1.04	1.06	1.06	1.08	1.12
Expenses including net expenses of the master fund(6)%	1.02	1.03	1.04	1.08	1.12
Portfolio turnover rate of master fund %	10	25	20	21	21

(5) Commencement of operations.
(6) Annualized for periods less than one year.
See Accompanying Notes to Financial Statements

10

NOTES TO FINANCIAL STATEMENTS as of June 30, 2007 (Unaudited)

NOTE 1 — ORGANIZATION
Organization. The ING Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. At June 30, 2007 the Trust had sixty-one operational portfolios. The three portfolios included in this report are: ING American Funds Growth Portfolio (“Growth”), ING American Funds International Portfolio (“International”) and ING American Funds Growth-Income Portfolio (“Growth-Income”) (each a “Portfolio” and collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust.
Each Portfolio operates as a “feeder fund” and seeks to achieve its investment objective by investing all its investable assets in a separate series (”Master Fund”). Each Master Fund is a series of American Funds Insurance Series® (“American Funds”), a registered open-end management investment company that has the same investment objective and substantially similar policies as each Portfolio. As of June 30, 2007, Growth, International, and Growth-Income held 7.7%, 12.7% and 5.4% of the American Growth Fund, American International Fund and American Growth-Income Fund, respectively. Each Master Fund directly acquires securities and a Portfolio investing in the Master Fund acquires an indirect interest in those securities.
Shares of the Trust are currently being offered only to participating insurance companies for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies (“Variable Contracts”) issued by the participating insurance companies.
The Trust is intended to serve as investment options for (i) Variable Contracts offered by insurance companies, and (ii) certain qualified pension and retirement plans, as permitted under the federal tax rules relating to the Series serving as investment mediums for Variable Contracts. The Trust currently provides investment options for Variable Contracts offered by: ING USA Annuity and Life Insurance Company (“ING USA”), Security Life of Denver, ReliaStar Life Insurance Company, ING Life Insurance Company of America, ING Life Insurance and Annuity Company, and ReliaStar Life Insurance Company of New York, each an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”). ING Groep is one of the largest financial services institutions in the world, and offers an array of banking, insurance and asset management services to both individuals and investors.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.	Security Valuation. The valuation of each Portfolio’s investment in its corresponding Master Fund is based on the net asset value of that Master Fund each business day. Valuation of the investments by the Master Funds is discussed in the Master Funds’ notes to financial statements, which accompany this report.

B.	Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date.

C.	Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio distributes dividends and capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

D.	Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and related excise tax provisions and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.

11

NOTES TO FINANCIAL STATEMENTS as of June 30, 2007 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

E.	Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.	Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System or with member banks of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase the security at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will always receive as collateral securities acceptable to it whose market value is equal to at least 100% of the amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

G.	Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
NOTE 3 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES
ING Investments, LLC (“ING Investments” or the “Investment Adviser”) and ING Funds Services, LLC (the “Administrator”), both indirect, wholly-owned subsidiaries of ING Groep, provide each of the Portfolios with advisory and administrative services, respectively, under a management agreement and an administration agreement (the “Agreements”). Under the terms of the Agreements, during periods when each Portfolio invests all or substantially all of its assets in another investment company, the Portfolio pays no management fee and no administration fee. During periods when the Portfolios invest directly in investment securities, each Portfolio pays the Administrator a monthly administration fee of 0.10% of its average daily net assets and the Investment Adviser a monthly management fee based on the following annual rates of the average daily net assets of the Portfolios:

Portfolio	Fee

Growth	0.50% of the first $600 million; 0.45% of the next $400 million; 0.42% of the next $1 billion; 0.37% of the next $1 billion; 0.35% on the next $2 billion; 0.33% of the next $3 billion; 0.315% of the next $5 billion; and 0.30% of the amount in excess of $13 billion

International	0.69% of the first $500 million; 0.59% on the next $500 million; 0.53% on the next $500 million; 0.50% on the next $1 billion; 0.48% on the next $1.5 billion; 0.47% on the next $2.5 billion; 0.46% on the next $4 billion; and 0.45% of the amount in excess of $10.5 billion

Growth-Income	0.50% of the first $600 million; 0.45% on the next $900 million; 0.40% on the next $1 billion; 0.32% on the next $1.5 billion; 0.285% on the next $2.5 billion; 0.256% on the next $4 billion; and 0.242% of the amount in excess of $10.5 billion
Because each Portfolio invests all of its assets in a Master Fund, the Portfolio and its shareholders will bear the fees and expenses of the Portfolio and the Master Fund in which it invests, with the result that the Portfolio’s expenses may be higher than those of other mutual funds which invest directly in securities.

12

NOTES TO FINANCIAL STATEMENTS as of June 30, 2007 (Unaudited) (continued)

NOTE 4 — INVESTMENTS IN MASTER FUNDS
For the six months ended June 30, 2007, the cost of purchases and the proceeds from the sales of the Master Funds, were as follows (in thousands):

	Purchases	Sales

Growth	$238,202	$48,351
International	148,612	35,248
Growth-Income	111,728	16,699
NOTE 5 — DISTRIBUTION FEES
Each of the Portfolios has entered into a Rule 12b-1 distribution plan (the “Distribution Plan”) with ING Funds Distributor, LLC(1) (“IFD” or the “Distributor”). The Distribution Plan provides that each Portfolio shall pay a 12b-1 distribution fee, for distribution services including payments to IFD, at an annual rate not to exceed 0.50% of the average daily net assets. In addition, Class 2 shares of each Master Fund pay 0.25% of average assets annually to American Funds Distributors, Inc. pursuant to a plan of distribution which fees are indirectly borne by the Portfolios.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES
The Trust has adopted a Retirement Policy (the “Policy”) covering all independent trustees of the Portfolio who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this Policy are based on an annual rate as defined in the Policy.
Investors in the Portfolios should recognize that an investment in the Portfolios bears not only a proportionate share of the expenses of the Portfolios (including operating costs and management fees) but also indirectly similar expenses of the underlying mutual funds in which each Portfolio invests. These investors also bear the proportionate share of any sales charges incurred by the Portfolios related to the purchase of shares of the mutual fund investments.
At June 30, 2007, the following indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:
ING USA Annuity and Life Insurance Company — American Funds Growth (97.22%); American Funds International (96.36%); American Funds Growth-Income (96.67%).
NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES
At June 30, 2007, Growth-Income had the following expenses included in Other Accrued Expenses and Liabilities on the Statement of Assets and Liabilities that exceeded 5% of total liabilities.

		Amount
	Expense	(in thousands)
Portfolio
Growth-Income	Custody	$42
NOTE 8 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows (in thousands):

	Six Months
	Ended	Year Ended
	June 30,	December 31,
	2007	2006

Growth (Number of Shares)
Shares sold	1,370	5,796
Dividends reinvested	—	89
Shares redeemed	(784)	(496)

Net increase in shares outstanding	586	5,389

Growth ($)
Shares sold	$92,167	$352,474
Dividends reinvested	—	5,376
Shares redeemed	(51,666)	(29,696)

Net increase	$40,501	$328,154

	Six Months
	Ended	Year Ended
	June 30,	December 31,
	2007	2006

International (Number of Shares)
Shares sold	3,997	14,534
Dividends reinvested	—	420
Shares redeemed	(1,746)	(2,381)

Net increase in shares outstanding	2,251	12,573

International ($)
Shares sold	$95,649	$299,292
Dividends reinvested	—	8,523
Shares redeemed	(40,405)	(47,716)

Net increase	$55,244	$260,099

(1)	Prior to December 31, 2006, ING Financial Advisers, LLC (“IFA”) served as distributor to the Portfolios. On November 9, 2006, the Board approved the consolidation of distribution functions of IFA into IFD resulting in the assumption by IFD of the distribution agreement between the Company and IFA.

13

NOTES TO FINANCIAL STATEMENTS as of June 30, 2007 (Unaudited) (continued)

NOTE 8 — CAPITAL SHARES (continued)

	Six Months
	Ended	Year Ended
	June 30,	December 31,
	2007	2006

Growth-Income (Number of Shares)
Shares sold	1,447	5,164
Dividends reinvested	—	326
Shares redeemed	(457)	(445)

Net increase in shares outstanding	989	5,045

Growth-Income ($)
Shares sold	$65,631	$210,235
Dividends reinvested	—	13,028
Shares redeemed	(20,678)	(18,266)

Net increase	$44,953	$204,997

NOTE 9 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
No dividends or distributions were made during the six months ended June 30, 2007. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2006 was as follows (amounts in thousands):

	Ordinary	Long-Term
	Income	Capital Gains

Growth	$3,408	$1,968
International	6,605	1,918
Growth-Income	8,665	4,363
The tax-basis components of distributable earnings for federal income tax purposes as of December 31, 2006 were (amounts in thousands):

	Undistributed	Undistributed
	Ordinary	Long Term	Unrealized
	Income	Capital Gains	Appreciation

Growth	$5,916	$17,695	$409,186
International	11,995	21,679	262,128
Growth-Income	15,322	30,793	213,489
NOTE 10 — SUBSEQUENT EVENTS
Dividends: Subsequent to June 30, 2007, the Portfolios declared dividends and distributions of:

	Per Share Amounts

		Long-
	Net	Term
	Investment	Capital	Payable
	Income	Gains	Date	Record Date

Growth	$0.1831	$0.5473	July 5, 2007	June 29, 2007
International	0.2299	0.4155	July 5, 2007	June 29, 2007
Growth-Income	0.4575	0.9193	July 5, 2007	June 29, 2007
NOTE 11 — OTHER ACCOUNTING PRONOUNCEMENTS
In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained upon challenge by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective for fiscal years beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. However, acknowledging the unique issues that FIN 48 presents for investment companies that calculate NAVs, the U.S. Securities and Exchange Commission (the “SEC”) has indicated that they would not object if a fund implements FIN 48 in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. For calendar year-end funds, this would be no later than their June 29, 2007 NAV and the effects of FIN 48 would be reflected in the funds’ semi-annual financial statements contained in their Form N-CSR filing. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. Management of the Portfolios has analyzed the tax positions of the Portfolio. To date,

14

NOTES TO FINANCIAL STATEMENTS as of June 30, 2007 (Unaudited) (continued)

NOTE 11 — OTHER ACCOUNTING PRONOUNCEMENTS (continued)
this analysis reflects no uncertain tax positions that have not met the more likely-than-not standard.
On September 15, 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), “Fair Value Measurements.” The new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). SFAS No. 157 also stipulates that, as a market-based measurement, fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability, and establishes a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. As of June 30, 2007, management of the Portfolios is currently assessing the impact, if any, that will result from adopting SFAS No. 157.
NOTE 12 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS
In 2004, ING Investments reported to the Boards of Directors/ Trustees (the “Boards”) of the ING Funds that, like many U.S. financial services companies, ING Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING Investments has advised the Boards that it and its affiliates have cooperated fully with each request.
In addition to responding to regulatory and governmental requests, ING Investments reported that management of U.S. affiliates of ING Groep, including ING Investments (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.
ING Investments has advised the Boards that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. ING Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.
Based on the internal review, ING Investments has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.
In September 2005, ING Funds Distributor, LLC (“IFD”), the distributor of certain ING Funds, settled an administrative proceeding with the National Association of Securities Dealers (“NASD”) regarding three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered into formal and informal arrangements that permitted frequent trading. Under the terms of the Letter of Acceptance, Waiver and Consent (“AWC”) with the NASD, under which IFD neither admitted nor denied the allegations or findings, IFD consented to the following sanctions: (i) a censure; (ii) a fine of $1.5 million; (iii) restitution of approximately $1.44 million to certain ING Funds for losses attributable to excessive trading described in the AWC; and (iv) agreement to make certification

15

NOTES TO FINANCIAL STATEMENTS as of June 30, 2007 (Unaudited) (continued)

NOTE 12 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)
to NASD regarding the review and establishment of certain procedures.
In addition to the arrangements discussed above, in 2004, ING Investments reported to the Boards that, at that time, these instances include the following:

•	Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•	ReliaStar Life Insurance Company (“ReliaStar”) entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•	In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.
For additional information regarding these matters, you may consult the Form 8-K and Form 8-K/A for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the SEC on October 29, 2004 and September 8, 2004. These Forms 8-K and Forms 8-K/A can be accessed through the SEC’s web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.
ING Investments reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, ING Investments advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, ING Investments reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•	ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. ING Investments reported to the Boards that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•	ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•	The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•	ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•	ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.
Other Regulatory Matters
The New York Attorney General (the “NYAG”) and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus

16

NOTES TO FINANCIAL STATEMENTS as of June 30, 2007 (Unaudited) (continued)

NOTE 12 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)
on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request. In connection with one such investigation, affiliates of ING Investments were named in a petition for relief and cease and desist order filed by the New Hampshire Bureau of Securities Regulation (the “NH Bureau”) concerning their administration of the New Hampshire state employees deferred compensation plan.
On October 10, 2006, an affiliate of ING Investments entered into an assurance of discontinuance with the NYAG (the “NYAG Agreement”) regarding the endorsement of its products by the New York State United Teachers Union Member Benefits Trust (“NYSUT”) and the sale of their products to NYSUT members. Under the terms of the NYAG Agreement, the affiliate of ING Investments, without admitting or denying the NYAG’s findings, will distribute $30 million to NYSUT members, and/or former NYSUT members, who participated in the NYSUT-endorsed products at any point between January 1, 2001 and June 30, 2006. The affiliate also agreed with the NYAG’s office to develop a one-page disclosure that will further improve transparency and disclosure regarding retirement product fees (the “One-Page Disclosure”). Pursuant to the terms of the NYAG Agreement, the affiliate has agreed for a five year period to provide its retirement product customers with the One-Page Disclosure.
In addition, on the same date, these affiliates of ING Investments entered into a consent agreement with the NH Bureau (the “NH Agreement”) to resolve this petition for relief and cease and desist order. Under the terms of the NH Agreement, these affiliates of ING Investments, without admitting or denying the NH Bureau’s claims, have agreed to pay $3 million to resolve the matter, and for a five year period to provide their retirement product customers with the One-Page Disclosure described above. Other federal and state regulators could initiate similar actions in this or other areas of ING’s businesses.
In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate.
At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

17

PORTFOLIO OF INVESTMENTS
ING American Funds Growth Portfolio
as of June 30, 2007 (Unaudited)

Shares		Value
(Amounts in		(Amounts in
Thousands)		Thousands)

AFFILIATED INVESTMENT COMPANIES: 100.0%
34,694	American Funds Growth Fund — Class 2 Shares	$2,292,914

Total Investments in Securities (Cost $1,839,284)*	100.0%	$2,292,914
Other Assets and Liabilities-Net	0.0	465

Net Assets	100.0%	$2,293,379

*	Cost for federal income tax purposes is $1,839,297.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$453,617
Gross Unrealized Depreciation	—

Net Unrealized Appreciation	$453,617

See Accompanying Notes to Financial Statements

18

PORTFOLIO OF INVESTMENTS
ING American Funds International Portfolio
as of June 30, 2007 (Unaudited)

Shares		Value
(Amounts in		(Amounts in
Thousands)		Thousands)

AFFILIATED INVESTMENT COMPANIES: 99.8%
56,172	American Funds International Fund — Class 2 Shares	$1,320,052

Total Investments in Securities (Cost $992,030)*	99.8%	$1,320,052
Other Assets and Liabilities-Net	0.2	2,555

Net Assets	100.0%	$1,322,607

*	Cost for federal income tax purposes is the same as for financial statement purposes.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$328,022
Gross Unrealized Depreciation	—

Net Unrealized Appreciation	$328,022

See Accompanying Notes to Financial Statements

19

PORTFOLIO OF INVESTMENTS
ING American Funds Growth-Income Portfolio
as of June 30, 2007 (Unaudited)

Shares		Value
(Amounts in		(Amounts in
Thousands)		Thousands)

AFFILIATED INVESTMENT COMPANIES: 100.0%
36,000	American Funds Growth-Income Fund — Class 2 Shares	$1,585,801

Total Investments in Securities (Cost $1,314,315)*	100.0%	$1,585,801
Other Assets and Liabilities-Net	(0.0)	(299)

Net Assets	100.0%	$1,585,502

*	Cost for federal income tax purposes is the same as for financial statement purposes.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$271,486
Gross Unrealized Depreciation	—

Net Unrealized Appreciation	$271,486

See Accompanying Notes to Financial Statements

20

21

American Funds Insurance Series® is the underlying investment vehicle for several variable annuities and insurance products. The investment adviser for American Funds Insurance Series is Capital Research and Management Company.SM For 75 years, Capital Research has invested with a long-term focus based on thorough research and attention to risk. All the variable funds in American Funds Insurance Series may not be available in your product.
Investment portfolios
Growth Fund

The summary investment portfolios (with the exception of Cash Management Fund, which shows a complete listing of its portfolio holdings) are designed to streamline this report and help investors better focus on the funds’ principal holdings. For details on how to obtain a complete schedule of portfolio holdings for each fund in the series, please see the outside back cover.
This report shows investment results for Class 1, 2 and 3 shares of the funds in American Funds Insurance Series. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include deduction of the additional 0.25% annual expense for Class 2 shares and 0.18% for Class 3 shares under the series’ plans of distribution. Results discussed in the individual fund reports are for Class 2 shares. The variable annuities and life insurance contracts that use the series’ funds contain certain fees and expenses not reflected in this report. The series’ investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased it to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table in this report for details.
Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.
Investments outside the United States, especially those in developing countries, are subject to additional risks, such as currency fluctuations, political instability, differing securities regulations and periods of illiquidity. Small-company stocks involve additional risks and can fluctuate in price more than larger company stocks. The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal. The market indexes are unmanaged and their results do not reflect the effect of sales charges, commissions or expenses.

22

Fellow investors:

The six months ended June 30, 2007, was a rewarding period for investors as equity and bond markets in the United States and around the globe rose in value. Against this backdrop, every investment option in the American Funds Insurance Series gained ground.
Markets outside the U.S. once again generated strong returns. Those returns combined with the weak U.S. dollar — the dollar lost 2.52% against the euro and 2.41% against the British pound — to reward individuals who invested a portion of their assets in non-U.S. stocks and bonds. Returns in the U.S. markets were also solid but lagged their non-U.S. counterparts.
During the first half of this year, Standard and Poor’s 500 Composite Index, a broad measure of the U.S. stock market, gained 6.96%, and the Nasdaq Composite Index, home to many of the nation’s technology companies, gained 7.78%. The MSCI EAFE (Europe, Australasia, Far East) Index, a measure of non-U.S. stock markets, rose 11.09%.
Bond markets in the U.S. and abroad generally posted modest gains, lagging the equity markets. The Citigroup Broad Investment- Grade (BIG) Bond Index gained 0.89%, while the Credit Suisse High Yield Index rose 3.68%.
The strength in stock markets around the world reflects the continued global economic growth in both developed economies and in the developing world. Strong economic growth in Europe and emerging markets offset some of the worries generated by the slowing pace of expansion in the U.S. economy.
Emerging markets again proved especially resilient with domestic growth providing a boost to economies in China, India and Brazil. The MSCI Emerging Markets Index rose 17.75% during the six months ended June 30, 2007.
Global growth was also driven by the tremendous amount of liquidity in the economic system. The high levels of available capital at relatively low cost have helped fuel a wave of corporate buyouts and private equity acquisitions. Perhaps the most notable example was the sale of Chrysler to a private equity firm.
In the U.S., concerns early in the year that the economy was slowing led investors to speculate that the Federal Reserve might cut interest rates. The prospect of lower interest rates boosted bond prices temporarily. However, the economy showed signs of renewed strength in the second quarter, and the outlook for interest rates changed. By the end of the second quarter, most investors believed the Fed would leave rates unchanged. As a result, bond prices declined again, and yields rose.
It is still unclear, however, which direction the economy will eventually take. Economic growth slowed during the first quarter of the year — the economy expanded at an annual rate of only 0.6%, according to the Bureau of Labor Statistics — but the slower growth is not surprising considering the economy has now been expanding steadily for more than six years. During past expansions, the economy has typically paused before gaining strength again.
In other countries, there appears to be greater concern that growth may lead to higher inflation. Concerns over the pace of growth have prompted many central banks to raise interest rates. The European Central Bank, for example, raised short-term inter est rates to 4%, their highest level in six years. In the U.S., however, the Fed — which raised short-term interest rates four times in the first half of 2006 — held rates steady during the first six months of 2007.
In the current environment — with the economy poised between accelerated growth or further slowing, and the outlook uncertain for interest rates — we will continue to pay especially close attention to the risks involved in all our investment decisions. We look forward to reporting to you again in six months.
Cordially,

James K. Dunton	Donald D. O’Neal
Vice Chairman of the Board	President

August 6, 2007

23	American Funds Insurance Series

Total returns for periods ended June 30, 2007
Figures shown here for American Funds Insurance Series are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

		Cumulative		Average annual			Gross expense
		6 months	1 year	5 years	10 years	Lifetime	ratios[1]
Growth Fund	Class 1	+ 10.74%	+ 19.29%	+ 15.06%	+13.44%	+ 14.92%	+ 0.34%
(since 2/8/84)	Class 2	+ 10.60	+ 19.00	+ 14.77	+13.17	+ 14.61	+ 0.59
	Class 3	+ 10.65	+ 19.08	+ 14.85	+13.24	+ 14.72	+ 0.52
[1]	The gross expense ratios are as of December 31, 2006, and do not reflect a fee waiver currently in effect; therefore, the actual expense ratios are lower. The series’ investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased it to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table in this report or the most recent prospectus for details.

24	American Funds Insurance Series

Growth Fund
Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.
Growth Fund gained 10.60% during the six months ended June 30, 2007, outpacing the 6.96% gain posted by the S&P 500.
The first half of 2007 was a good period for U.S. equity investors by almost all measures. In addition to the S&P 500’s increase, the Dow Jones Industrial Average rose 8.75%, and the Nasdaq Composite Index was up 7.78%. The markets drew much of their strength from strong corporate earnings and the tremendous amount of liquidity in the market, which fueled mergers and acquisitions activity.
As the year began, some investors feared the economic expansion was faltering — the economy grew at an annual rate of only 0.6% during the first quarter — but as the year progressed, economic reports, such as figures on the number of jobs created, indicated that the expansion appeared to have paused, not stalled. Such a pause is common during extended economic expansions.
During the first half of this year, the fund was helped by its investments in oil, gas and consumable fuels and in energy equipment and services, while its holdings in biotechnology and in specialty retail held results back.

Objective: Seeks growth of capital by investing primarily in U.S. common stocks.
Special characteristics: Emphasizes investments in growth companies with the potential to provide strong earnings over many years. Can also invest in cyclical companies, companies in turnaround and companies that appear undervalued.
The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

24	American Funds Insurance Series

Growth Fund

Summary investment portfolio June 30, 2007	unaudited

Largest individual equity securities	Percent of net assets		Percent of net assets
Google	3.3%	Sprint Nextel	1.6%

Altria Group	2.3	Target	1.6

Microsoft	2.2	Roche Holding	1.5

Lowe’s Companies	1.7	Johnson Controls	1.4

Schlumberger	1.7	Fannie Mae	1.4

Common stocks — 88.10%

		Market	Percent
		value	of net
	Shares	(000)	assets
Information technology — 16.34%

Google Inc., Class A1	1,881,400	$984,687	3.32%

Microsoft Corp.	22,275,000	656,444	2.21

Nokia Corp.[2]	6,015,000	169,103
Nokia Corp. (ADR)	6,008,000	168,885	1.14

Cisco Systems, Inc.[1]	11,553,000	321,751	1.08

Oracle Corp.[1]	14,927,800	294,227	.99

NAVTEQ Corp.[1,3]	5,730,000	242,608	.82

Red Hat, Inc.[1]	9,485,000	211,326	.71

Fidelity National Information Services, Inc.	3,800,000	206,264	.69

Yahoo! Inc.[1]	6,750,000	183,127	.62

Samsung Electronics Co., Ltd.[2]	280,000	171,106	.58

International Business Machines Corp.	1,600,000	168,400	.57

Other securities		1,073,161	3.61

		4,851,089	16.34

Consumer discretionary — 13.64%

Lowe’s Companies, Inc.	16,526,000	507,183	1.71

Target Corp.	7,410,000	471,276	1.59

Johnson Controls, Inc.	3,649,700	422,526	1.42

Kohl’s Corp.[1]	5,540,000	393,506	1.33

Best Buy Co., Inc.	7,320,000	341,624	1.15

MGM Mirage, Inc.[1]	2,130,600	175,732	.59

Other securities		1,738,285	5.85

		4,050,132	13.64

Energy — 13.39%

Schlumberger Ltd.	5,784,600	491,344	1.65

Canadian Natural Resources, Ltd.	5,625,700	375,259	1.26

Suncor Energy Inc.	3,933,780	355,749	1.20

Devon Energy Corp.	3,409,072	266,896	.90

Transocean Inc.[1]	2,151,400	228,005	.77

Other securities		2,259,048	7.61

		3,976,301	13.39

Health care — 8.48%

Roche Holding AG2	2,465,000	437,275	1.47

Gilead Sciences, Inc.[1]	6,600,000	255,882	.86

Shire PLC (ADR)	2,700,000	200,151	.68

Schering-Plough Corp.	5,505,000	167,572	.57

Medtronic, Inc.	3,175,000	164,655	.55

Other securities		1,290,856	4.35

		2,516,391	8.48

26	American Funds Insurance Series

Growth Fund
Common stocks

		Market	Percent
		value	of net
	Shares	(000)	assets
Financials — 7.21%

Fannie Mae	6,440,000	$420,725	1.42%

American International Group, Inc.	4,100,000	287,123	.97

Freddie Mac	4,572,700	277,563	.93

Citigroup Inc.	3,500,000	179,515	.60

Other securities		974,904	3.29

		2,139,830	7.21

Industrials — 6.96%

Boeing Co.	3,465,000	333,194	1.12

General Electric Co.	7,370,000	282,124	.95

Other securities		1,452,128	4.89

		2,067,446	6.96

Materials — 6.88%

Newmont Mining Corp.	9,305,000	363,453	1.22

Potash Corp. of Saskatchewan Inc.	4,500,000	350,865	1.18

Barrick Gold Corp.	10,500,000	305,235	1.03

Freeport-McMoRan Copper & Gold Inc.	2,704,500	223,987	.76

Other securities		799,297	2.69

		2,042,837	6.88

Consumer staples — 6.23%

Altria Group, Inc.	9,895,000	694,035	2.34

Coca-Cola Co.	4,795,000	250,826	.85

Bunge Ltd.	2,568,600	217,047	.73

Walgreen Co.	4,095,000	178,296	.60

Procter & Gamble Co.	855,000	52,318	.18

Other securities		455,573	1.53

		1,848,095	6.23

Telecommunication services — 3.09%

Sprint Nextel Corp., Series 1	23,050,000	477,366	1.61

Qwest Communications International Inc.[1]	35,000,000	339,500	1.14

Other securities		101,737	.34

		918,603	3.09

Utilities — 1.06%

Reliant Energy, Inc.[1]	9,240,000	249,018	.84

Other securities		66,489	.22

		315,507	1.06

Miscellaneous — 4.82%

Other common stocks in initial period of acquisition		1,432,389	4.82

Total common stocks (cost: $19,415,577,000)		26,158,620	88.10

27	American Funds Insurance Series

Growth Fund

Short-term securities — 10.89%	Principal	Market	Percent
	amount	value	of net
	(000)	(000)	assets

Federal Home Loan Bank 5.09%-5.14% due 7/18-10/9/2007	$362,457	$359,553	1.21%

Procter & Gamble International Funding S.C.A. 5.20%-5.24% due 7/19-9/21/2007[4]	264,530	262,397	.88

Hewlett-Packard Co. 5.26% due 7/11-7/23/2007[4]	225,700	225,124	.76

Clipper Receivables Co., LLC 5.25%-5.255% due 7/12-8/14/2007[4]	200,000	198,971	.67

Jupiter Securitization Co., LLC 5.24%-5.28% due 7/20-8/31/2007[4]	174,928	173,828	.67
Park Avenue Receivables, Co. LLC 5.31% due 7/26/2007[4]	25,000	24,900

Freddie Mac 5.115%-5.145% due 9/10-10/19/2007	199,825	197,696	.67

Johnson & Johnson 5.18%-5.20% due 7/24-9/20/2007[4]	170,500	169,087	.57

IBM Corp. 5.21%-5.23% due 7/25-8/22/2007[4]	139,800	138,943	.55
IBM Capital Inc. 5.22% due 9/18/2007[4]	26,000	25,703

CAFCO, LLC 5.25%-5.275% due 8/1-8/16/2007[4]	147,200	146,408	.55
Ciesco LLC 5.25% due 8/3/2007[4]	15,700	15,625

Coca-Cola Co. 5.20%-5.22% due 7/20-9/14/2007[4]	125,500	124,527	.50
Atlantic Industries 5.24% due 7/27/2007[4]	25,000	24,902

Fannie Mae 5.145%-5.15% due 9/19-9/26/2007	149,000	147,265	.50

Edison Asset Securitization LLC 5.25% due 8/23-8/27/2007[4]	100,000	99,186	.33

International Lease Finance Corp. 5.235% due 7/31/2007	50,000	49,774	.17

Other securities		850,434	2.86

Total short-term securities (cost: $3,233,912,000)		3,234,323	10.89

Total investment securities (cost: $22,649,489,000)		29,392,943	98.99

Other assets less liabilities		300,367	1.01

Net assets		$29,693,310	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. The fund’s affiliated holdings listed below are either shown in the preceding summary investment portfolio or included in the market value of “Other securities” under their respective industry sectors. Further details on these holdings and related transactions during the six months ended June 30, 2007, appear below.

						Market value
					Dividend	of affiliates
	Beginning			Ending	income	at 6/30/2007
Company	shares	Purchases	Sales	shares	(000)	(000)

NAVTEQ Corp.[1]	5,700,000	30,000	—	5,730,000	$—	$242,608

Chipotle Mexican Grill, Inc., Class B1	208,100	987,100	—	1,195,200	—	93,979

Chipotle Mexican Grill, Inc., Class A1	595,000	325,000	—	920,000	—	78,458

Minerals Technologies Inc.	—	1,000,000	—	1,000,000	50	66,950

KGen Power Corp.[1,4]	3,166,128	—	—	3,166,128	—	66,489

Rosetta Resources Inc.[1,4]	2,980,000	—	—	2,980,000	—	64,189

Georgia Gulf Corp.	1,360,000	864,000	—	2,224,000	356	40,277

DataPath, Inc.[1,4]	2,819,968	—	—	2,819,968	—	26,790

					$406	$679,740

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
1 Security did not produce income during the last 12 months.
2 Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $2,417,837,000.
3 Represents an affiliated company as defined under the Investment Company Act of 1940.
4 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in “Other securities” in the summary investment portfolio, was $2,426,811,000, which represented 8.17% of the net assets of the fund.
ADR = American Depositary Receipts
See Notes to Financial Statements

28	American Funds Insurance Series

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29	American Funds Insurance Series

Financial statements

Statements of assets & liabilities at June 30, 2007

			Global
	Global	Global	Small			New
	Discovery	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund	Fund

Assets:
Investment securities at market:
Unaffiliated issuers	$218,924	$5,081,133	$3,945,502	$28,713,203	$10,487,649	$1,627,811
Affiliated issuers	—	—	92,915	679,740	—	—
Cash denominated in non-U.S. currencies	10	319	17,360	9,654	1,665	—
Cash	90	152	153	134	68	218
Receivables for:
Sales of investments	948	1,620	11,925	744,535	3,615	14,861
Sales of fund’s shares	314	6,351	2,611	6,222	3,272	2,344
Open forward currency contracts	—	—	—	—	—	—
Closed forward currency contracts	—	—	—	—	—	—
Dividends and interest	120	7,751	1,811	19,061	13,682	6,244
Other assets	—	—	551	—	—	—

	220,406	5,097,326	4,072,828	30,172,549	10,509,951	1,651,478

Liabilities:
Payables for:
Purchases of investments	664	39,358	29,294	425,993	75,352	5,781
Repurchases of fund’s shares	1	271	1,317	39,928	15,458	7
Open forward currency contracts	—	—	—	—	—	—
Closed forward currency contracts	—	—	—	—	—	—
Investment advisory services	94	1,966	2,055	7,001	3,743	913
Distribution services	38	957	757	5,051	1,761	300
Deferred trustees’ compensation	1	57	32	831	365	11
Other	2	1,433	399	435	4,148	1,434

	800	44,042	33,854	479,239	100,827	8,446

Net assets at June 30, 2007
(total: $102,121,028)	$219,606	$5,053,284	$4,038,974	$29,693,310	$10,409,124	$1,643,032

Investment securities at cost:
Unaffiliated issuers	$177,018	$3,955,292	$2,708,496	$22,116,483	$7,839,744	$1,140,525

Affiliated issuers	—	—	$81,727	$533,006	—	—

Cash denominated in non-U.S. currencies at cost	$10	$319	$17,277	$9,654	$1,665	—

Net assets consist of:
Capital paid in on shares of beneficial interest	$171,811	$3,707,432	$2,671,778	$21,142,040	$6,885,580	$1,095,052
Undistributed (distributions in excess of) net investment income	1,185	45,001	(61,758)	101,777	101,284	2,869
Undistributed (accumulated) net realized gain (loss)	4,704	176,303	180,992	1,706,842	778,302	59,150
Net unrealized appreciation (depreciation)	41,906	1,124,548	1,247,962	6,742,651	2,643,958	485,961

Net assets at June 30, 2007	$219,606	$5,053,284	$4,038,974	$29,693,310	$10,409,124	$1,643,032

Shares of beneficial interest issued and outstanding — unlimited shares authorized:
Class 1:
Net assets (total: $15,848,608)	$31,239	$367,353	$295,812	$5,043,419	$1,720,001	$150,814
Shares outstanding	2,209	15,011	10,786	75,690	72,885	6,531
Net asset value per share	$14.14	$24.47	$27.43	$66.63	$23.60	$23.09
Class 2:
Net assets (total: $85,085,936)	$188,367	$4,685,931	$3,743,162	$24,198,165	$8,564,874	$1,492,218
Shares outstanding	13,391	192,659	137,841	366,150	364,422	65,121
Net asset value per share	$14.07	$24.32	$27.16	$66.09	$23.50	$22.91
Class 3:
Net assets (total: $1,186,484)	—	—	—	$451,726	$124,249	—
Shares outstanding	—	—	—	6,785	5,271	—
Net asset value per share	—	—	—	$66.57	$23.57	—
* Amount less than one thousand.
See Notes to Financial Statements

30	American Funds Insurance Series

unaudited
(dollars and shares in thousands, except per-share amounts)

							U.S.
Blue Chip						High-	Government/
Income and	Global Growth	Growth-	Asset		Global	Income	AAA-Rated	Cash
Growth	and Income	Income	Allocation	Bond	Bond	Bond	Securities	Management
Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

$4,537,888	$1,348,157	$29,616,961	$8,524,679	$4,302,112	$122,490	$1,285,168	$727,229	$504,885
—	—	—	63,974	—	—	—	—	—
—	168	6	—	—	—	—	—	—
116	184	87	5	21	107	120	41	177
—	6,644	41,549	36,143	22,416	4,043	9,936	37,577	—
2,221	9,203	9,098	12,483	38,632	1,798	1,936	1,399	1,954
—	—	—	—	1,318	67	—	—	—
—	—	—	—	256	126	—	—	—
3,505	5,072	21,210	32,220	53,670	1,877	21,804	5,668	66
—	—	—	—	—	—	—	—	—

4,543,730	1,369,428	29,688,911	8,669,504	4,418,425	130,508	1,318,964	771,914	507,082

3,396	3,087	59,085	82,301	63,137	10,367	10,432	80,615	—
347	—	16,848	375	111	—	525	103	1,435
—	—	—	3	77	21	38	—	—
—	—	—	—	—	18	—	—	—
1,393	610	5,717	1,951	1,255	47	460	230	114
904	254	4,883	1,486	817	19	207	97	77
34	1	952	221	47	— *	89	72	36
— *	19	49	30	91	2	283	— *	— *

6,074	3,971	87,534	86,367	65,535	10,474	12,034	81,117	1,662

$4,537,656	$1,365,457	$29,601,377	$8,583,137	$4,352,890	$120,034	$1,306,930	$690,797	$505,420

$3,633,438	$1,255,091	$22,751,617	$6,977,814	$4,302,661	$123,100	$1,255,648	$735,529	$504,868

—	—	—	$48,481	—	—	—	—	—

—	$167	$6	—	—	—	—	—	—

$3,500,920	$1,231,835	$22,030,293	$6,701,850	$4,248,095	$119,064	$1,364,467	$693,703	$495,347

36,090	13,156	242,063	101,447	102,874	1,436	41,251	15,382	10,060
96,196	27,370	463,623	217,440	1,155	95	(128,283)	(9,988)	(4)
904,450	93,096	6,865,398	1,562,400	766	(561)	29,495	(8,300)	17

$4,537,656	$1,365,457	$29,601,377	$8,583,137	$4,352,890	$120,034	$1,306,930	$690,797	$505,420

$163,056	$69,790	$5,759,327	$1,333,399	$287,974	$17,269	$294,303	$207,611	$107,241
13,251	5,886	129,849	69,847	25,277	1,663	23,320	18,099	9,306
$12.30	$11.86	$44.35	$19.09	$11.39	$10.38	$12.62	$11.47	$11.52

$4,374,600	$1,295,667	$23,388,612	$7,173,295	$4,064,916	$102,765	$981,540	$453,524	$378,300
358,273	109,542	530,953	378,481	360,191	9,915	78,436	39,796	32,985
$12.21	$11.83	$44.05	$18.95	$11.29	$10.36	$12.51	$11.40	$11.47

—	—	$453,438	$76,443	—	—	$31,087	$29,662	$19,879
—	—	10,232	4,008	—	—	2,464	2,586	1,726
—	—	$44.32	$19.07	—	—	$12.62	$11.47	$11.52

31	American Funds Insurance Series

Statements of operations for the six months ended June 30, 2007

			Global
	Global	Global	Small			New
	Discovery	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund	Fund

Investment income:
Income (net of non-U.S. taxes)[1,2]:
Dividends	$1,455	$48,052	$15,595	$149,514	$125,644	$15,215
Interest	702	16,366	4,849	30,777	11,337	6,820

	2,157	64,418	20,444	180,291	136,981	22,035

Fees and expenses[3]:
Investment advisory services	579	12,312	12,328	44,808	23,472	5,559
Distribution services — Class 2	212	5,380	4,041	29,537	9,701	1,619
Distribution services — Class 3	—	—	—	400	109	—
Transfer agent services	— [4]	2	1	9	3	1
Reports to shareholders	3	76	57	464	157	23
Registration statement and prospectus	1	30	23	188	63	9
Postage, stationery and supplies	1	27	20	170	57	8
Trustees’ compensation	1	23	16	195	75	6
Auditing and legal	4	13	19	47	23	15
Custodian	11	305	408	403	1,066	322
State and local taxes	2	42	31	258	86	13
Other	2	13	23	47	31	16

Total fees and expenses before waiver	816	18,223	16,967	76,526	34,843	7,591
Less waiver of fees and expenses:
Investment advisory services	58	1,232	1,233	4,481	2,347	556

Total fees and expenses after waiver	758	16,991	15,734	72,045	32,496	7,035

Net investment income	1,399	47,427	4,710	108,246	104,485	15,000

Net realized gain (loss) and unrealized appreciation (depreciation) on investments and non-U.S. currency:
Net realized gain (loss) on:
Investments[2]	4,775	177,518	182,958	1,713,818	776,623	59,773
Non-U.S. currency transactions	(3)	84	(684)	(1,347)	3,553	(281)

	4,772	177,602	182,274	1,712,471	780,176	59,492

Net unrealized appreciation (depreciation) on:
Investments	11,688	223,934	493,089	1,058,875	269,400	142,135
Non-U.S. currency translations	(6)	56	99	(702)	(55)	13

	11,682	223,990	493,188	1,058,173	269,345	142,148

Net realized gain (loss) and unrealized appreciation (depreciation) on investments and non-U.S. currency	16,454	401,592	675,462	2,770,644	1,049,521	201,640

Net increase in net assets resulting from operations	$17,853	$449,019	$680,172	$2,878,890	$1,154,006	$216,640

1 Additional information related to non-U.S. taxes is included in the Notes to Financial Statements.
2 Additional information related to affiliated transactions is included in the Notes to Financial Statements.
3 Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
4 Amount less than one thousand.
See Notes to Financial Statements

32	American Funds Insurance Series

unaudited
(dollars in thousands)

									U.S.
Blue Chip								High-	Government/
Income and	Global Growth		Growth-	Asset		Global		Income	AAA-Rated	Cash
Growth	and Income		Income	Allocation	Bond	Bond		Bond	Securities	Management
Fund	Fund		Fund	Fund	Fund	Fund		Fund	Fund	Fund

$40,807	$13,950		$219,889	$50,712	$834	$—		$880	$—	$—
9,423	4,054		88,472	71,785	115,823	1,696		46,190	17,570	11,284

50,230	18,004		308,361	122,497	116,657	1,696		47,070	17,570	11,284

8,896	3,449		36,638	12,385	7,911	192		2,942	1,512	682
5,158	1,179		28,866	8,371	4,609	67		1,138	532	387
—	—		406	68	—	—		30	28	16
1	—	[4]	9	2	1	—	[4]	— [4]	— [4]	—	[4]
71	15		460	130	64	1		20	11	7
29	6		187	53	26	—	[4]	9	5	3
26	5		169	47	23	—	[4]	7	4	2
19	3		207	53	20	—	[4]	14	10	5
6	3		43	11	5	3		2	1	—	[4]
5	77		250	62	107	8		8	2	—	[4]
39	8		256	73	37	—	[4]	12	6	4
7	5		48	17	10	2		2	2	1

14,257	4,750		67,539	21,272	12,813	273		4,184	2,113	1,107

890	532		3,664	1,238	791	19		294	151	68

13,367	4,218		63,875	20,034	12,022	254		3,890	1,962	1,039

36,863	13,786		244,486	102,463	104,635	1,442		43,180	15,608	10,245

99,732	27,835		488,527	222,734	6,013	(50)		4,279	(740)	—	[4]
—	(228)		439	(327)	1,144	149		(182)	—	—

99,732	27,607		488,966	222,407	7,157	99		4,097	(740)	—	[4]

168,760	42,571		1,467,557	277,131	(54,912)	(715)		(4,604)	(9,256)	6
—	17		(247)	206	979	60		69	—	—

168,760	42,588		1,467,310	277,337	(53,933)	(655)		(4,535)	(9,256)	6

268,492	70,195		1,956,276	499,744	(46,776)	(556)		(438)	(9,996)	6

$305,355	$83,981		$2,200,762	$602,207	$57,859	$886		$42,742	$5,612	$10,251

33	American Funds Insurance Series

Statements of changes in net assets

	Global Discovery Fund		Global Growth Fund
	Six months	Year ended	Six months	Year ended
	ended June 30,	December 31,	ended June 30,	December 31,
	2007[1]	2006	2007[1]	2006

Operations:
Net investment income	$1,399	$1,365	$47,427	$59,518
Net realized gain on investments and non-U.S. currency transactions	4,772	7,701	177,602	267,086
Net unrealized appreciation on investments and non-U.S. currency translations	11,682	14,780	223,990	325,522

Net increase in net assets resulting from operations	17,853	23,846	449,019	652,126

Dividends and distributions paid to shareholders:
Dividends from net investment income and non-U.S. currency gain:
Class 1	(7)	(271)	(4,843)	(2,252)
Class 2	(39)	(1,137)	(55,876)	(27,641)
Class 3	—	—	—	—

Total dividends from net investment income and non-U.S. currency gains	(46)	(1,408)	(60,719)	(29,893)

Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	(190)	(558)	(1,007)	—
Class 2	(1,133)	(2,896)	(13,287)	—
Class 3	—	—	—	—
Long-term net realized gains:
Class 1	(103)	(465)	(13,121)	—
Class 2	(620)	(2,418)	(173,088)	—
Class 3	—	—	—	—

Total distributions from net realized gain on investments	(2,046)	(6,337)	(200,503)	—

Total dividends and distributions paid to shareholders	(2,092)	(7,745)	(261,222)	(29,893)

Capital share transactions:
Class 1:
Proceeds from shares sold	2,508	3,836	82,888	53,477
Proceeds from reinvestment of dividends and distributions	300	1,294	18,971	2,252
Cost of shares repurchased	(2,362)	(2,250)	(23,294)	(25,878)

Net increase from Class 1 transactions	446	2,880	78,565	29,851

Class 2:
Proceeds from shares sold	28,689	46,346	304,377	844,863
Proceeds from reinvestment of dividends and distributions	1,792	6,451	242,251	27,641
Cost of shares repurchased	(5,821)	(4,507)	(52,922)	(54,850)

Net increase from Class 2 transactions	24,660	48,290	493,706	817,654

Class 3:
Proceeds from shares sold	—	—	—	—
Proceeds from reinvestment of dividends and distributions	—	—	—	—
Cost of shares repurchased	—	—	—	—

Net (decrease) from Class 3 transactions	—	—	—	—

Net increase in net assets resulting from capital share transactions	25,106	51,170	572,271	847,505

Total increase in net assets	40,867	67,271	760,068	1,469,738
Net assets:
Beginning of period	178,739	111,468	4,293,216	2,823,478

End of period	$219,606	$178,739	$5,053,284	$4,293,216

Undistributed (distributions in excess of) net investment income	$1,185	$(168)	$45,001	$58,293

Shares of beneficial interest:
Class 1:
Shares sold	186	309	3,338	2,469
Shares issued on reinvestment of dividends and distributions	21	101	769	113
Shares repurchased	(172)	(186)	(959)	(1,224)

Net increase (decrease) in shares outstanding	35	224	3,148	1,358

Class 2:
Shares sold	2,123	3,786	12,569	39,535
Shares issued on reinvestment of dividends and distributions	127	502	9,884	1,402
Shares repurchased	(430)	(376)	(2,197)	(2,587)

Net increase in shares outstanding	1,820	3,912	20,256	38,350

Class 3:
Shares sold	—	—	—	—
Shares issued on reinvestment of dividends and distributions	—	—	—	—
Shares repurchased	—	—	—	—

Net (decrease) in shares outstanding	—	—	—	—

1 Unaudited.
See Notes to Financial Statements

34	American Funds Insurance Series

(dollars and shares in thousands)

								Blue Chip Income
Global Small Capitalization Fund		Growth Fund		International Fund		New World Fund		and Growth Fund
Six months	Year ended	Six months	Year ended	Six months	Year ended	Six months	Year ended	Six months	Year ended
ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,	December 31,
2007[1]	2006	2007[1]	2006	2007[1]	2006	2007[1]	2006	2007[1]	2006

$4,710	$17,133	$108,246	$228,628	$104,485	$137,525	$15,000	$19,941	$36,863	$53,818
182,274	299,107	1,712,471	1,980,628	780,176	500,368	59,492	101,979	99,732	136,955
493,188	253,788	1,058,173	227,023	269,345	722,497	142,148	163,011	168,760	388,512

680,172	570,028	2,878,890	2,436,279	1,154,006	1,360,390	216,640	284,931	305,355	579,285

(5,382)	(1,490)	(10,023)	(34,631)	(3,559)	(28,625)	(2,321)	(1,693)	(2,254)	(1,925)
(62,809)	(11,446)	(38,929)	(174,167)	(14,868)	(108,664)	(20,737)	(13,873)	(51,829)	(39,240)
—	—	(763)	(3,616)	(223)	(1,878)	—	—	—	—

(68,191)	(12,936)	(49,715)	(212,414)	(18,650)	(139,167)	(23,058)	(15,566)	(54,083)	(41,165)

(5,129)	(538)	(23,434)	—	(13,679)	—	(2,014)	—	(1,063)	(613)
(65,805)	(5,511)	(113,371)	—	(67,770)	—	(19,962)	—	(28,489)	(14,642)
—	—	(2,111)	—	(991)	—	—	—	—	—

(15,875)	(11,953)	(310,646)	(21,900)	(67,908)	(14,699)	(7,335)	(777)	(3,868)	(6,818)
(203,660)	(122,408)	(1,502,851)	(127,584)	(336,431)	(54,210)	(72,699)	(6,937)	(103,658)	(162,814)
—	—	(27,987)	(2,908)	(4,920)	(1,054)	—	—	—	—

(290,469)	(140,410)	(1,980,400)	(152,392)	(491,699)	(69,963)	(102,010)	(7,714)	(137,078)	(184,887)

(358,660)	(153,346)	(2,030,115)	(364,806)	(510,349)	(209,130)	(125,068)	(23,280)	(191,161)	(226,052)

19,429	24,884	1,998,363	75,477	1,007	6,333	21,140	29,547	4,811	15,459
26,386	13,981	344,103	56,531	85,146	43,324	11,670	2,470	7,184	9,356
(21,345)	(61,177)	(889,532)	(634,730)	(130,505)	(240,979)	(15,970)	(21,658)	(12,355)	(14,648)

24,470	(22,312)	1,452,934	(502,722)	(44,352)	(191,322)	16,840	10,359	(360)	10,167

279,251	605,175	1,037,734	3,219,737	529,715	1,576,966	156,681	293,407	239,303	482,725
332,274	139,365	1,655,151	301,751	419,070	162,874	113,398	20,810	183,977	216,696
(92,981)	(172,814)	(2,363,836)	(477,546)	(162,615)	(163,789)	(36,226)	(50,811)	(95,819)	(130,490)

518,544	571,726	329,049	3,043,942	786,170	1,576,051	233,853	263,406	327,461	568,931

—	—	2,140	6,187	1,483	7,615	—	—	—	—
—	—	30,861	6,524	6,133	2,931	—	—	—	—
—	—	(46,906)	(99,810)	(12,199)	(23,044)	—	—	—	—

—	—	(13,905)	(87,099)	(4,583)	(12,498)	—	—	—	—

543,014	549,414	1,768,078	2,454,121	737,235	1,372,231	250,693	273,765	327,101	579,098

864,526	966,096	2,616,853	4,525,594	1,380,892	2,523,491	342,265	535,416	441,295	932,331

3,174,448	2,208,352	27,076,457	22,550,863	9,028,232	6,504,741	1,300,767	765,351	4,096,361	3,164,030

$4,038,974	$3,174,448	$29,693,310	$27,076,457	$10,409,124	$9,028,232	$1,643,032	$1,300,767	$4,537,656	$4,096,361

$(61,758)	$1,723	$101,777	$43,246	$101,284	$15,449	$2,869	$10,927	$36,090	$53,310

707	1,070	29,258	1,227	44	313	911	1,569	386	1,362
957	668	5,094	924	3,601	2,124	506	146	574	895
(801)	(2,682)	(12,971)	(10,324)	(5,659)	(11,857)	(719)	(1,184)	(1,005)	(1,308)

863	(944)	21,381	(8,173)	(2,014)	(9,420)	698	531	(45)	949

10,394	26,182	15,650	52,766	23,020	77,838	6,921	15,627	19,563	42,906
12,176	6,710	24,700	4,975	17,795	7,986	4,954	1,238	14,825	20,876
(3,563)	(7,671)	(35,047)	(7,881)	(7,246)	(8,194)	(1,670)	(2,831)	(7,829)	(11,663)

19,007	25,221	5,303	49,860	33,569	77,630	10,205	14,034	26,559	52,119

—	—	33	100	66	375	—	—	—	—
—	—	457	107	260	144	—	—	—	—
—	—	(698)	(1,629)	(529)	(1,144)	—	—	—	—

—	—	(208)	(1,422)	(203)	(625)	—	—	—	—

35	American Funds Insurance Series

Statements of changes in net assets

	Global Growth
	and Income Fund		Growth-Income Fund		Asset Allocation Fund
	Six months	Period ended	Six months	Year ended	Six months	Year ended
	ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,	December 31,
	2007[1]	2006[2]	2007[1]	2006	2007[1]	2006

Operations:
Net investment income	$13,786	$3,148	$244,486	$411,852	$102,463	$164,993
Net realized gain (loss) on investments and non-U.S. currency transactions	27,607	3,716	488,966	926,245	222,407	275,335
Net unrealized appreciation (depreciation) on investments and non-U.S. currency translations	42,588	50,508	1,467,310	2,133,468	277,337	488,795

Net increase in net assets resulting from operations	83,981	57,372	2,200,762	3,471,565	602,207	929,123

Dividends and distributions paid to shareholders:
Dividends from net investment income and non-U.S. currency gains:
Class 1	(12)	(271)	(17,187)	(63,674)	(4,987)	(24,341)
Class 2	(210)	(3,240)	(61,012)	(327,704)	(25,137)	(132,041)
Class 3	—	—	(1,224)	(6,935)	(270)	(1,651)

Total dividends from net investment income and non-U.S. currency gains	(222)	(3,511)	(79,423)	(398,313)	(30,394)	(158,033)

Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	(207)	—	(17,061)	(3,880)	(5,053)	—
Class 2	(3,791)	—	(69,727)	(20,518)	(28,051)	—
Class 3	—	—	(1,354)	(474)	(297)	—
Long-term net realized gains:
Class 1	—	—	(164,342)	(84,523)	(36,748)	(11,851)
Class 2	—	—	(671,642)	(447,010)	(204,006)	(72,811)
Class 3	—	—	(13,040)	(10,336)	(2,162)	(1,004)

Total distributions from net realized gain on investments	(3,998	—	(937,166)	(566,741)	(276,317)	(85,666)

Total dividends and distributions paid to shareholders	(4,220)	(3,511)	(1,016,589)	(965,054)	(306,711)	(243,699)

Capital share transactions:
Class 1:
Proceeds from initial capitalization	—	10,000	—	—	—	—
Proceeds from shares sold	21,821	30,969	1,955,267	3,828	218,524	169,379
Proceeds from reinvestment of dividends and distributions	219	271	198,590	152,077	46,788	36,192
Cost of shares repurchased	(1,787)	(74)	(303,207)	(608,513)	(53,016)	(102,082)

Net increase (decrease) from Class 1 transactions	20,253	41,166	1,850,650	(452,608)	212,296	103,489

Class 2:
Proceeds from shares sold	579,458	585,540	1,018,813	2,849,467	367,011	777,608
Proceeds from reinvestment of dividends and distributions	4,001	3,240	802,381	795,232	257,194	204,852
Cost of shares repurchased	(609)	(1,214)	(2,135,238)	(636,700)	(63,705)	(321,253)

Net increase (decrease) from Class 2 transactions	582,850	587,566	(314,044)	3,007,999	560,500	661,207

Class 3:
Proceeds from shares sold	—	—	254	1,254	2,148	3,176
Proceeds from reinvestment of dividends and distributions	—	—	15,618	17,745	2,729	2,655
Cost of shares repurchased	—	—	(40,128)	(80,096)	(7,498)	(13,663)

Net (decrease) increase from Class 3 transactions	—	—	(24,256)	(61,097)	(2,621)	(7,832)

Net increase in net assets resulting from capital share transactions	603,103	628,732	1,512,350	2,494,294	770,175	756,864

Total increase in net assets	682,864	682,593	2,696,523	5,000,805	1,065,671	1,442,288
Net assets:
Beginning of period	682,593	—	26,904,854	21,904,049	7,517,466	6,075,178

End of period	$1,365,457	$682,593	$29,601,377	$26,904,854	$8,583,137	$7,517,466

Undistributed (distributions in excess of) net investment income	$13,156	$(408)	$242,063	$77,000	$101,447	$29,378

Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	—	1,000	—	—	—	—
Shares sold	1,925	3,083	43,748	93	11,361	9,512
Shares issued on reinvestment of dividends and distributions	18	25	4,425	3,862	2,418	2,052
Shares repurchased	(158)	(7)	(6,907)	(15,201)	(2,794)	(5,805)

Net increase (decrease) in shares outstanding	1,785	4,101	41,266	(11,246)	10,985	5,759

Class 2:
Shares sold	51,137	57,949	23,468	71,465	19,515	44,538
Shares issued on reinvestment of dividends and distributions	336	298	17,999	20,312	13,389	11,718
Shares repurchased	(52)	(126)	(48,302)	(15,943)	(3,390)	(18,153)

Net increase (decrease) in shares outstanding	51,421	58,121	(6,835)	75,834	29,514	38,103

Class 3:
Shares sold	—	—	6	31	113	183
Shares issued on reinvestment of dividends and distributions	—	—	348	452	141	151
Shares repurchased	—	—	(913)	(2,004)	(393)	(776)

Net (decrease) increase in shares outstanding	—	—	(559)	(1,521)	(139)	(442)

[1] Unaudited.
[2] For the period May 1, 2006, commencement of operations, through December 31, 2006.
[3] For the period October 4, 2006, commencement of operations, through December 31, 2006.
[4] Amount less than one thousand.

See Notes to Financial Statements

36	American Funds Insurance Series

(dollars and shares in thousands)

						U.S. Government/
Bond Fund		Global Bond Fund		High-Income Bond Fund		AAA-Rated Securities Fund		Cash Management Fund
Six months	Year ended	Six months	Period ended	Six months	Year ended	Six months	Year ended	Six months	Year ended
ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,	December 31,
2007[1]	2006	2007[1]	2006[3]	2007[1]	2006	2007[1]	2006	2007[1]	2006

$104,635	$158,314	$1,442	$150	$43,180	$73,713	$15,608	$28,326	$10,245	$15,292
7,157	(4,416)	99	(10)	4,097	3,708	(740)	(3,537)	— [4]	— [4]
(53,933)	57,361	(655)	94	(4,535)	27,773	(9,256)	(923)	6	8

57,859	211,259	886	234	42,742	105,194	5,612	23,866	10,251	15,300

(10,644)	(7,578)	—	(79)	(16,847)	(18,213)	(8,863)	(9,348)	(3,417)	(1,903)
(145,386)	(106,551)	—	(76)	(55,048)	(41,173)	(18,441)	(14,236)	(11,364)	(4,485)
—	—	—	—	(1,767)	(2,049)	(1,265)	(1,245)	(609)	(378)

(156,030)	(114,129)	—	(155)	(73,662)	(61,435)	(28,569)	(24,829)	(15,390)	(6,766)

—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—	—	—

(156,030)	(114,129)	—	(155)	(73,662)	(61,435)	(28,569)	(24,829)	(15,390)	(6,766)

—	—	—	10,000	—	—	—	—	—	—
62,886	52,576	5,927	1,200	11,594	6,186	5,927	4,334	42,148	78,397
10,644	7,578	—	79	16,847	18,213	8,863	9,348	3,417	1,903
(8,316)	(19,886)	(357)	— [4]	(21,271)	(52,667)	(18,056)	(47,068)	(35,176)	(59,631)

65,214	40,268	5,570	11,279	7,170	(28,268)	(3,266)	(33,386)	10,389	20,669

666,726	923,008	89,249	15,491	135,068	199,599	60,565	74,330	190,462	260,270
145,386	106,551	—	76	55,048	41,173	18,441	14,236	11,364	4,485
(30,042)	(57,649)	(2,498)	(98)	(16,616)	(28,107)	(13,093)	(27,041)	(101,471)	(141,648)

782,070	971,910	86,751	15,469	173,500	212,665	65,913	61,525	100,355	123,107

—	—	—	—	1,316	2,705	2,302	2,168	10,962	23,065
—	—	—	—	1,767	2,049	1,265	1,245	609	378
—	—	—	—	(4,984)	(10,123)	(4,864)	(10,244)	(9,706)	(21,422)

—	—	—	—	(1,901)	(5,369)	(1,297)	(6,831)	1,865	2,021

847,284	1,012,178	92,321	26,748	178,769	179,028	61,350	21,308	112,609	145,797

749,113	1,109,308	93,207	26,827	147,849	222,787	38,393	20,345	107,470	154,331

3,603,777	2,494,469	26,827	—	1,159,081	936,294	652,404	632,059	397,950	243,619

$4,352,890	$3,603,777	$120,034	$26,827	$1,306,930	$1,159,081	$690,797	$652,404	$505,420	$397,950

$102,874	$154,269	$1,436	$(6)	$41,251	$71,733	$15,382	$28,343	$10,060	$15,205

—	—	—	1,000	—	—	—	—	—	—
5,338	4,625	573	116	873	498	494	370	3,587	6,852
936	691	—	8	1,324	1,518	777	826	297	168
(705)	(1,746)	(34)	— [4]	(1,603)	(4,196)	(1,515)	(4,006)	(2,996)	(5,209)

5,569	3,570	539	1,124	594	(2,180)	(244)	(2,810)	888	1,811

57,242	81,863	8,645	1,514	10,255	16,013	5,115	6,368	16,300	22,823
12,900	9,793	—	7	4,362	3,457	1,626	1,264	993	398
(2,570)	(5,122)	(242)	(9)	(1,283)	(2,248)	(1,112)	(2,323)	(8,699)	(12,425)

67,572	86,534	8,403	1,512	13,334	17,222	5,629	5,309	8,594	10,796

—	—	—	—	100	219	191	185	933	2,015
—	—	—	—	139	171	111	110	53	34
—	—	—	—	(377)	(804)	(411)	(869)	(829)	(1,876)

—	—	—	—	(138)	(414)	(109)	(574)	157	173

37	American Funds Insurance Series

Notes to financial statements	unaudited
1. Organization and significant accounting policies
Organization — American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 15 different funds. The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:
Global Discovery Fund — Long-term growth of capital by investing primarily in stocks of companies in the services and information area of the global economy.
Global Growth Fund — Long-term growth of capital by investing primarily in common stocks of companies located around the world.
Global Small Capitalization Fund — Long-term growth of capital by investing primarily in stocks of smaller companies located around the world.
Growth Fund — Long-term growth of capital by investing primarily in common stocks of companies that offer opportunities for growth of capital.
International Fund — Long-term growth of capital by investing primarily in common stocks of companies located outside the United States.
New World Fund — Long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.
Blue Chip Income and Growth Fund — To produce income exceeding the average yield on U.S. stocks and to provide an opportunity for growth of principal.
Global Growth and Income Fund — Long-term growth of capital and current income by investing primarily in stocks of well-established companies located around the world.
Growth-Income Fund — Growth of capital and income by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.
Asset Allocation Fund — High total return (including income and capital gains) consistent with long-term preservation of capital.
Bond Fund — As high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.
Global Bond Fund — A high level of total return consistent with prudent management by investing primarily in investment-grade bonds issued by entities based around the world and denominated in various currencies, including U.S. dollars.
High-Income Bond Fund — High current income and, secondarily, capital appreciation by investing primarily in intermediate and long-term corporate obligations, with emphasis on higher yielding, higher risk, lower rated or unrated securities.
U.S. Government/AAA-Rated Securities Fund — A high level of current income consistent with prudent investment risk and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. government and other debt securities rated AAA or Aaa.
Cash Management Fund — High current yield while preserving capital by investing in a diversified selection of high-quality money market instruments.
Each fund offers two or three share classes (1, 2 and 3). Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

38	American Funds Insurance Series

Significant accounting policies — The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the series:
Security valuation — Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the funds to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.
Security transactions and related investment income — Security transactions are recorded by the series as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the series will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class.
Dividends and distributions to shareholders — Dividends and distributions paid to shareholders are recorded on the ex-dividend date.
Non-U.S. currency translation — Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.
Forward currency contracts — The series may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The series enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the series could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the series values

39	American Funds Insurance Series

forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The series records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Mortgage dollar rolls — The series may enter into mortgage dollar roll transactions in which a fund in the series sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.
Loan transactions — The series may enter into loan transactions in which a fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal. Risks may arise due to the delayed settlement date of the loan transaction and the ability of the agent and/or borrower to meet the obligations of the loan.
2. Non-U.S. investments
Investment risk — The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.
Taxation — Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
3. Federal income taxation and distributions
The series complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The series is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
The series adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), Accounting for
Uncertainty in Income Taxes, on June 29, 2007. The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the funds.
As of and during the period ended June 30, 2007, the funds did not have a liability for any unrecognized tax benefits. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the funds did not incur any interest or penalties.
All of the funds, with the exception of Global Growth and Income Fund and of Global Bond Fund, are not subject to examination by U.S. federal tax authorities for tax years before 2003, nor by state tax authorities for tax years before 2002. Global Growth and Income Fund and Global Bond Fund were each launched in 2006; therefore, their only tax year, 2006, remains open for U.S. federal and state tax authorities. The following funds are not subject to examination by non-U.S. tax authorities for the tax years indicated: Global Small Capitalization Fund, International Fund and New World Fund for tax years before 2001; Global Growth Fund for tax years before 2002; Global Discovery Fund for tax years before 2004; and Growth Fund for tax years before 2005. All other funds are not subject to examination by non-U.S. tax authorities.
Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; amortization of premiums; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

40	American Funds Insurance Series

As indicated in the table below and on the following page, four funds in the series had capital loss carryforwards available at
June 30, 2007. These will be used to offset any capital gains realized by the funds in future years through the expiration dates. The funds will not make distributions from capital gains while capital loss carryforwards remain.
The components of distributable earnings on a tax basis are reported as of December 31, 2006, the funds’ most recent year-end. Tax basis unrealized appreciation (depreciation) and cost of investments are reported as of June 30, 2007.
Additional tax basis disclosures are as follows:

	(dollars in thousands)
							Blue Chip
	Global	Global	Global Small			New	Income
	Discovery	Growth	Capitalization	Growth	International	World	and Growth
	Fund	Fund	Fund	Fund	Fund	Fund	Fund
As of December 31, 2006:
Undistributed ordinary income	$1,302	$74,162	$138,438	$187,246	$99,193	$44,694	$82,082
Post-October non-U.S. currency loss deferrals (realized during the period November 1, 2006, through December 31, 2006)*	(4)	(278)	(161)	—	(1,429)	(85)	—
Undistributed long-term capital gain	694	185,782	218,971	1,840,600	408,417	79,839	106,861
Post-October capital loss deferrals (realized during the period November 1, 2006, through December 31, 2006)*	—	—	—	—	—	—	—
Capital loss carryforwards	—	—	—	—	—	—	—

As of June 30, 2007:
Gross unrealized appreciation on investment securities	$42,931	$1,183,572	$1,304,501	$7,076,451	$2,745,095	$482,364	$921,487
Gross unrealized depreciation on investment securities	(1,206)	(59,853)	(122,198)	(342,114)	(97,781)	(7,189)	(19,103)

Net unrealized appreciation on investment securities	$41,725	$1,123,719	$1,182,303	$6,734,337	$2,647,314	$475,175	$902,384

Cost of investment securities	$177,199	$3,957,414	$2,856,114	$22,658,606	$7,840,335	$1,152,636	$3,635,504

For footnotes, please see end of table.

41	American Funds Insurance Series

	(dollars in thousands)
	Global
	Growth						U.S. Government/
	and	Growth-	Asset			High-	AAA-Rated	Cash
	Income	Income	Allocation	Bond	Global Bond	Income Bond	Securities	Management
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
As of December 31, 2006:
Undistributed ordinary income	$3,953	$164,940	$61,928	$154,731	$—	$73,341	$28,407	$15,237
Post-October non-U.S. currency loss deferrals (realized during the period November 1, 2006, through December 31, 2006)*	(101)	(158)	(165)	—	(24)	(298)	—	—
Undistributed long-term capital gain	—	847,610	242,044	—	—	—	—	—
Post-October capital loss deferrals (realized during the period November 1, 2006, through December 31, 2006)*	—	—	—	—	—	(2,249)	(18)	—

Capital loss carryforwards:
Expiring 2007	—	—	—	$—	—	$—	$737	$—
Expiring 2008	—	—	—	—	—	—	4,040	—
Expiring 2009	—	—	—	—	—	43,714	—	—
Expiring 2010	—	—	—	—	—	50,900	—	— †
Expiring 2011	—	—	—	3,029	—	35,517	—	—
Expiring 2012	—	—	—	—	—	—	—	3
Expiring 2013	—	—	—	588	—	—	—	1
Expiring 2014	—	—	—	808	—	—	4,453	— †

	—	—	—	$4,425	—	$130,131	$9,230	$4

As of June 30, 2007:
Gross unrealized appreciation on investment securities	$119,931	$7,069,302	$1,655,716	$49,148	$667	$46,955	$740	$17
Gross unrealized depreciation on investment securities	(27,364)	(224,194)	(97,259)	(53,199)	(1,342)	(18,701)	(9,102)	—

Net unrealized appreciation (depreciation) on investment securities	$92,567	$6,845,108	$1,558,457	$(4,051)	$(675)	$28,254	$(8,362)	$17

Cost of investment securities	$1,255,590	$22,771,853	$7,030,196	$4,306,163	$123,165	$1,256,914	$735,591	$504,868

*These deferrals are considered incurred in the subsequent year.
†Amount less than one thousand.

42	American Funds Insurance Series

4. Fees and transactions with related parties
Capital Research and Management Company (“CRMC”), the series’ investment adviser, is the parent company of American Funds Service CompanySM (“AFS”), the series’ transfer agent, and American Funds Distributors,SM Inc. (“AFD”), the principal underwriter of the series’ shares.
Investment advisory services — The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase.
During the six months ended June 30, 2007, CRMC voluntarily reduced investment advisory service fees to proposed rates for Global Growth Fund and Global Growth and Income Fund. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended June 30, 2007, total aggregate investment advisory services fees waived by CRMC were $17,554,000. As a result, the aggregate fees shown on the accompanying financial statements of $173,665,000 were reduced to $156,111,000. The range of rates and asset levels and the current annualized rates of average net assets for the series, before and after the expense waiver, are as follows:

					For the six months	For the six months
	Rates		Net asset level (in billions)		ended June 30, 2007,	ended June 30, 2007,
Fund	Beginning with	Ending with	Up to	In excess of	before waiver	after waiver

Global Discovery	.580%	.440%	$.5	$1.0	.58%	.52%
Global Growth	.690	.480	.6	3.0	.53	.47
Global Small Capitalization	.800	.650	.6	3.0	.71	.64
Growth	.500	.285	.6	27.0	.32	.29
International	.690	.430	.5	21.0	.49	.45
New World	.850	.660	.5	1.5	.78	.70
Blue Chip Income and Growth	.500	.370	.6	4.0	.42	.38
Global Growth and Income	.690		all		.69	.59
Growth-Income	.500	.222	.6	27.0	.26	.24
Asset Allocation	.500	.250	.6	8.0	.31	.28
Bond	.480	.360	.6	3.0	.40	.36
Global Bond	.570		all		.57	.52
High-Income Bond	.500	.420	.6	2.0	.48	.43
U.S. Government/AAA-Rated Securities	.460	.340	.6	2.0	.45	.40
Cash Management	.320		all		.32	.29
Transfer agent services — The aggregate fee of $29,000 was incurred during the six months ended June 30, 2007, pursuant to an agreement with AFS. Under this agreement, the series compensates AFS for transfer agent services, including shareholder recordkeeping, communications and transaction processing.
Deferred trustees’ compensation — Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the series, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the series and vary according to the total returns of the selected funds. Trustees’ compensation of $647,000, shown on the accompanying financial statements, includes $348,000 in current fees (either paid in cash or deferred) and a net increase of $299,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the series.
5. Distribution services
The series has adopted plans of distribution for Class 2 and 3 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on average daily net assets, of 0.25% for Class 2 and 0.18% for Class 3 to pay service fees to firms that have entered into agreements with the series. During the six months ended June 30, 2007, distribution expenses under the plans for the series aggregated $100,797,000 for Class 2 and $1,057,000 for Class 3. Class 1 shares have not adopted a plan of distribution.

43	American Funds Insurance Series

6. Investment transactions and other disclosures
As of June 30, 2007, Asset Allocation Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund had open forward currency contracts to purchase or sell non-U.S. currencies as follows:

		(amounts in thousands)
				U.S. valuations at
		Contract amount		June 30, 2007
					Unrealized
					appreciation
Fund	Non-U.S. currency contracts	Non-U.S.	U.S.	Amount	(depreciation)

Purchases:
Bond	Euros, expiring 8/14/2007	€ 15,666	$21,187	$21,239	$52
Global Bond	Euros, expiring 7/17–10/2/2007	€4,960	6,728	6,728	— *
Global Bond	Japanese yen, expiring 9/12/2007	¥ 22,945	191	188	(3)
Global Bond	Canadian dollars, expiring 7/19/2007	C$739	656	696	40
Global Bond	Swiss francs, expiring 9/28/2007	CHF2,437	2,000	2,009	9
Sales:
Asset Allocation	Euros, expiring 7/18–9/28/2007	€1,419	1,919	1,922	(3)
Bond	Euros, expiring 9/14/2007	€3,620	4,835	4,912	(77)
Bond	Japanese yen, expiring 9/5–9/6/2007	¥2,468,632	21,486	20,220	1,266
High-Income Bond	Euros, expiring 7/18–9/28/2007	€2,497	3,349	3,387	(38)

*Amount less than one thousand.
The following table presents additional information for the six months ended June 30, 2007:

	(dollars in thousands)
							Blue Chip
	Global	Global	Global Small			New	Income
	Discovery	Growth	Capitalization	Growth	International	World	and Growth
	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Purchases of investment securities*	$56,197	$1,073,248	$932,376	$5,592,231	$3,187,189	$386,518	$586,448
Sales of investment securities*	32,761	734,372	786,502	7,205,207	2,259,816	226,411	475,431
Non-U.S taxes on dividend income	162	4,689	1,249	6,089	17,191	1,626	441
Non-U.S taxes on realized gains	—	724	—	1,155	—	295	—
Non-U.S taxes provided on unrealized gains as of June 30, 2007	—	1,378	322	301	3,958	1,376	—
Dividends from affiliated issuers	—	—	282	406	—	—	—
Net realized gain from affiliated issuers	—	—	15,551	—	—	—	—

	(dollars in thousands)
							U.S.
	Global						Government/
	Growth	Growth-	Asset			High-Income	AAA-Rated	Cash
	and Income	Income	Allocation	Bond	Global Bond	Bond	Securities	Management
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Purchases of investment securities*	$695,546	$3,522,780	$2,180,478	$1,460,347	$110,539	$315,703	$362,045	$1,830,542
Sales of investment securities*	139,622	2,444,519	1,319,022	728,271	25,123	192,010	297,431	1,733,373
Non-U.S taxes on dividend income	1,036	6,053	1,121	—	—	—	—	—
Non-U.S taxes on interest income	—	—	19	78	11	17	—	—

*Excludes short-term securities, except for Cash Management Fund.

44	American Funds Insurance Series

Financial highlights1

			Income (loss)from
		investment operations[2]			Dividends and distributions
			Net gains										Ratio of
			(losses) on								Ratio of	Ratio of	net income
	Net asset		securities		Dividends		Total				expenses to	expenses to	(loss)
	value,	Net	(both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net	average net	to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before	assets after	net
Period ended	of period	income (loss)	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver	waiver[3]	assets[3]

Global Discovery Fund

Class 1
6/30/07[4]	$13.05	$.11	$1.11	$1.22	$— [5]	$(.13)	$(.13)	$14.14	9.39%	$31	.61%[6]	.55%[6]	1.60%[6]
12/31/06	11.63	.15	1.89	2.04	(.13)	(.49)	(.62)	13.05	17.66	28	.62	.56	1.19
12/31/05	10.79	.14	1.05	1.19	(.11)	(.24)	(.35)	11.63	11.07	22	.61	.56	1.27
12/31/04	9.94	.08	.98	1.06	(.09)	(.12)	(.21)	10.79	10.72	20	.61	.60	.81
12/31/03	7.26	.05	2.67	2.72	(.04)	—	(.04)	9.94	37.41	17	.61	.61	.55
12/31/02	9.30	.06	(2.05)	(1.99)	(.05)	—	(.05)	7.26	(21.41)	10	.61	.61	.69
Class 2
6/30/07[4]	13.00	.09	1.11	1.20	— [5]	(.13)	(.13)	14.07	9.27	189	.86 [6]	.80 [6]	1.37 [6]
12/31/06	11.59	.11	1.89	2.00	(.10)	(.49)	(.59)	13.00	17.41	151	.87	.81	.94
12/31/05	10.76	.11	1.05	1.16	(.09)	(.24)	(.33)	11.59	10.80	89	.86	.81	1.04
12/31/04	9.92	.06	.97	1.03	(.07)	(.12)	(.19)	10.76	10.43	51	.86	.85	.60
12/31/03	7.25	.02	2.67	2.69	(.02)	—	(.02)	9.92	37.11	24	.86	.86	.28
12/31/02	9.30	.04	(2.05)	(2.01)	(.04)	—	(.04)	7.25	(21.67)	9	.86	.86	.48

Global Growth Fund

Class 1
6/30/07[4]	$23.44	$.28	$2.12	$2.40	$(.35)	$(1.02)	$(1.37)	$24.47	10.22%	$367	.56%[6]	.50%[6]	2.29%[6]
12/31/06	19.63	.41	3.62	4.03	(.22)	—	(.22)	23.44	20.73	278	.58	.53	1.95
12/31/05	17.31	.28	2.19	2.47	(.15)	—	(.15)	19.63	14.37	206	.62	.57	1.56
12/31/04	15.30	.18	1.92	2.10	(.09)	—	(.09)	17.31	13.80	202	.65	.64	1.15
12/31/03	11.35	.12	3.91	4.03	(.08)	—	(.08)	15.30	35.63	188	.70	.70	.94
12/31/02	13.42	.09	(2.02)	(1.93)	(.14)	—	(.14)	11.35	(14.46)	152	.71	.71	.73
Class 2
6/30/07[4]	23.29	.25	2.11	2.36	(.31)	(1.02)	(1.33)	24.32	10.09	4,686	.81 [6]	.75 [6]	2.04 [6]
12/31/06	19.52	.36	3.59	3.95	(.18)	—	(.18)	23.29	20.43	4,015	.83	.78	1.71
12/31/05	17.23	.23	2.18	2.41	(.12)	—	(.12)	19.52	14.07	2,617	.87	.82	1.30
12/31/04	15.25	.14	1.91	2.05	(.07)	—	(.07)	17.23	13.49	1,796	.90	.89	.92
12/31/03	11.32	.09	3.89	3.98	(.05)	—	(.05)	15.25	35.27	1,082	.95	.95	.68
12/31/02	13.38	.06	(2.01)	(1.95)	(.11)	—	(.11)	11.32	(14.64)	592	.96	.96	.48

Global Small Capitalization Fund

Class 1
6/30/07[4]	$24.87	$.06	$5.21	$5.27	$(.55)	$(2.16)	$(2.71)	$27.43	21.14%	$296	.74%[6]	.67%[6]	.49%[6]
12/31/06	21.29	.19	4.74	4.93	(.14)	(1.21)	(1.35)	24.87	24.35	247	.77	.69	.82
12/31/05	17.14	.13	4.23	4.36	(.21)	—	(.21)	21.29	25.66	231	.79	.73	.72
12/31/04	14.15	.02	2.97	2.99	—	—	—	17.14	21.13	193	.81	.80	.15
12/31/03	9.27	— [5]	4.97	4.97	(.09)	—	(.09)	14.15	53.92	163	.83	.83	(.03)
12/31/02	11.52	— [5]	(2.15)	(2.15)	(.10)	—	(.10)	9.27	(18.83)	108	.84	.84	.04
Class 2
6/30/07[4]	24.64	.03	5.15	5.18	(.50)	(2.16)	(2.66)	27.16	20.97	3,743	.99 [6]	.92 [6]	.25 [6]
12/31/06	21.12	.14	4.70	4.84	(.11)	(1.21)	(1.32)	24.64	24.05	2,927	1.02	.94	.61
12/31/05	17.02	.09	4.19	4.28	(.18)	—	(.18)	21.12	25.35	1,977	1.04	.97	.49
12/31/04	14.08	(.01)	2.95	2.94	—	—	—	17.02	20.88	1,198	1.06	1.05	(.07)
12/31/03	9.23	(.03)	4.95	4.92	(.07)	—	(.07)	14.08	53.53	665	1.08	1.08	(.28)
12/31/02	11.48	(.02)	(2.15)	(2.17)	(.08)	—	(.08)	9.23	(19.05)	290	1.09	1.09	(.20)
For footnotes, please see end of table.

45	American Funds Insurance Series

			Income (loss) from
		investment operations[2]			Dividends and distributions
			Net gains
			(losses) on								Ratio of		Ratio of		Ratio of
	Net asset		securities		Dividends		Total				expenses to		expenses to		net income
	value,	Net	(both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net		average net		to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before		assets after		net
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver		waiver[3]		assets[3]

Growth Fund

Class 1
6/30/07[4]	$64.51	$.34	$6.65	$6.99	$(.14)	$(4.73)	$(4.87)	$66.63	10.74%	$5,043	.33%[6]		.30%[6]		1.01%[6]
12/31/06	59.36	.70	5.46	6.16	(.63)	(.38)	(1.01)	64.51	10.48	3,503	.34		.31		1.14
12/31/05	51.39	.46	8.00	8.46	(.49)	—	(.49)	59.36	16.50	3,709	.35		.32		.87
12/31/04	45.74	.32	5.51	5.83	(.18)	—	(.18)	51.39	12.75	3,744	.36		.36		.68
12/31/03	33.47	.16	12.26	12.42	(.15)	—	(.15)	45.74	37.15	3,877	.39		.39		.41
12/31/02	44.30	.12	(10.87)	(10.75)	(.08)	—	(.08)	33.47	(24.27)	3,195	.40		.40		.30
Class 2
6/30/07[4]	64.08	.24	6.62	6.86	(.12)	(4.73)	(4.85)	66.09	10.60	24,198	.58	[6]	.55	[6]	.73	[6]
12/31/06	58.98	.54	5.43	5.97	(.49)	(.38)	(.87)	64.08	10.22	23,122	.59		.56		.89
12/31/05	51.10	.34	7.92	8.26	(.38)	—	(.38)	58.98	16.19	18,343	.60		.57		.64
12/31/04	45.50	.23	5.45	5.68	(.08)	—	(.08)	51.10	12.50	12,055	.61		.61		.50
12/31/03	33.29	.06	12.19	12.25	(.04)	—	(.04)	45.50	36.80	7,107	.64		.64		.16
12/31/02	44.09	.03	(10.82)	(10.79)	(.01)	—	(.01)	33.29	(24.46)	3,009	.65		.65		.07
Class 3
6/30/07[4]	64.50	.27	6.65	6.92	(.12)	(4.73)	(4.85)	66.57	10.65	452	.51	[6]	.48	[6]	.80	[6]
12/31/06	59.34	.59	5.46	6.05	(.51)	(.38)	(.89)	64.50	10.29	451	.52		.49		.95
12/31/05	51.38	.37	7.98	8.35	(.39)	—	(.39)	59.34	16.28	499	.53		.50		.69
12/31/04[7]	47.74	.24	3.50	3.74	(.10)	—	(.10)	51.38	7.85	516	.54	[6]	.53	[6]	.54	[6]

International Fund

Class 1
6/30/07[4]	$22.01	$.27	$2.54	$2.81	$(.05)	$(1.17)	$(1.22)	$23.60	12.76%	$1,720	.52%[6]		.48%[6]		2.37%[6]
12/31/06	18.96	.41	3.21	3.62	(.38)	(.19)	(.57)	22.01	19.33	1,648	.54		.49		1.99
12/31/05	15.82	.32	3.11	3.43	(.29)	—	(.29)	18.96	21.75	1,599	.57		.52		1.92
12/31/04	13.41	.22	2.41	2.63	(.22)	—	(.22)	15.82	19.66	1,495	.60		.59		1.54
12/31/03	10.07	.15	3.38	3.53	(.19)	—	(.19)	13.41	35.12	1,431	.63		.63		1.40
12/31/02	12.02	.15	(1.90)	(1.75)	(.20)	—	(.20)	10.07	(14.58)	1,236	.63		.63		1.35
Class 2
6/30/07[4]	21.94	.24	2.53	2.77	(.04)	(1.17)	(1.21)	23.50	12.62	8,565	.77	[6]	.73	[6]	2.15	[6]
12/31/06	18.92	.35	3.20	3.55	(.34)	(.19)	(.53)	21.94	18.98	7,260	.79		.74		1.72
12/31/05	15.79	.28	3.11	3.39	(.26)	—	(.26)	18.92	21.50	4,790	.82		.77		1.64
12/31/04	13.39	.18	2.41	2.59	(.19)	—	(.19)	15.79	19.32	2,752	.84		.83		1.27
12/31/03	10.05	.12	3.37	3.49	(.15)	—	(.15)	13.39	34.85	1,385	.88		.88		1.08
12/31/02	11.97	.12	(1.89)	(1.77)	(.15)	—	(.15)	10.05	(14.84)	636	.88		.88		1.05
Class 3
6/30/07[4]	22.00	.25	2.53	2.78	(.04)	(1.17)	(1.21)	23.57	12.64	124	.70	[6]	.66	[6]	2.19	[6]
12/31/06	18.96	.37	3.20	3.57	(.34)	(.19)	(.53)	22.00	19.07	120	.72		.67		1.81
12/31/05	15.82	.29	3.11	3.40	(.26)	—	(.26)	18.96	21.54	116	.75		.70		1.74
12/31/04[7]	13.76	.20	2.05	2.25	(.19)	—	(.19)	15.82	16.45	115	.77	[6]	.77	[6]	1.45	[6]

New World Fund

Class 1
6/30/07[4]	$21.56	$.26	$3.22	$3.48	$(.39)	$(1.56)	$(1.95)	$23.09	16.11%	$151	.84%[6]		.76%[6]		2.31%[6]
12/31/06	16.67	.41	4.95	5.36	(.32)	(.15)	(.47)	21.56	32.88	126	.88		.80		2.19
12/31/05	13.96	.33	2.58	2.91	(.20)	—	(.20)	16.67	21.10	88	.92		.85		2.22
12/31/04	11.99	.23	2.01	2.24	(.27)	—	(.27)	13.96	19.07	63	.93		.92		1.81
12/31/03	8.76	.21	3.21	3.42	(.19)	—	(.19)	11.99	39.56	47	.92		.92		2.15
12/31/02	9.44	.20	(.70)	(.50)	(.18)	—	(.18)	8.76	(5.45)	35	.91		.91		2.14
Class 2
6/30/07[4]	21.40	.23	3.19	3.42	(.35)	(1.56)	(1.91)	22.91	15.95	1,492	1.09	[6]	1.01	[6]	2.08	[6]
12/31/06	16.56	.36	4.92	5.28	(.29)	(.15)	(.44)	21.40	32.59	1,175	1.13		1.05		1.93
12/31/05	13.89	.29	2.56	2.85	(.18)	—	(.18)	16.56	20.74	677	1.17		1.10		1.97
12/31/04	11.94	.19	2.01	2.20	(.25)	—	(.25)	13.89	18.80	373	1.18		1.17		1.57
12/31/03	8.73	.19	3.19	3.38	(.17)	—	(.17)	11.94	39.18	224	1.17		1.17		1.90
12/31/02	9.41	.18	(.70)	(.52)	(.16)	—	(.16)	8.73	(5.66)	124	1.16		1.16		1.89

46	American Funds Insurance Series

			Income (loss) from
		investment operations[2]			Dividends and distributions
			Net gains
			(losses) on								Ratio of		Ratio of		Ratio of
	Net asset		securities		Dividends		Total				expenses to		expenses to		net income
	value,	Net	(both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net		average net		to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before		assets after		net
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver		waiver[3]		assets[3]

Blue Chip Income and Growth Fund

Class 1
6/30/07[4]	$11.97	$.12	$.78	$.90	$(.18)	$(.39)	$(.57)	$12.30	7.36%	$163	.42%[6]		.38%[6]		1.96%[6]
12/31/06	10.91	.20	1.63	1.83	(.16)	(.61)	(.77)	11.97	17.73	159	.43		.39		1.75
12/31/05	10.26	.18	.59	.77	(.12)	—	(.12)	10.91	7.57	135	.45		.41		1.73
12/31/04	9.41	.15	.78	.93	(.08)	—	(.08)	10.26	9.94	129	.46		.46		1.60
12/31/03	7.17	.13	2.11	2.24	—	—	—	9.41	31.24	107	.52		.50		1.67
12/31/02	9.43	.16	(2.32)	(2.16)	(.10)	—	(.10)	7.17	(22.93)	54	.52		.52		1.89
Class 2
6/30/07[4]	11.87	.11	.77	.88	(.15)	(.39)	(.54)	12.21	7.31	4,375	.67	[6]	.63	[6]	1.71	[6]
12/31/06	10.83	.17	1.61	1.78	(.13)	(.61)	(.74)	11.87	17.42	3,937	.68		.64		1.50
12/31/05	10.20	.15	.58	.73	(.10)	—	(.10)	10.83	7.24	3,029	.70		.66		1.48
12/31/04	9.36	.13	.78	.91	(.07)	—	(.07)	10.20	9.74	2,349	.71		.70		1.37
12/31/03	7.16	.11	2.09	2.20	—	—	—	9.36	30.73	1,490	.76		.74		1.41
12/31/02	9.41	.14	(2.30)	(2.16)	(.09)	—	(.09)	7.16	(23.07)	426	.77		.77		1.76

Global Growth and Income[8]

Class 1
6/30/07[4]	$10.98	$.17	$.75	$.92	$— [5]	$(.04)	$(.04)	$11.86	8.36%	$70	.71%[6]		.61%[6]		2.93%[6]
12/31/06	10.00	.14	.91	1.05	(.07)	—	(.07)	10.98	10.49	45	.72	[6]	.65	[6]	2.10	[6]
Class 2
6/30/07[4]	10.97	.16	.74	.90	— [5]	(.04)	(.04)	11.83	8.18	1,295	.96	[6]	.86	[6]	2.75	[6]
12/31/06	10.00	.11	.92	1.03	(.06)	—	(.06)	10.97	10.30	638	.97	[6]	.90	[6]	1.64	[6]

Growth-Income Fund

Class 1
6/30/07[4]	$42.43	$.44	$3.07	$3.51	$(.14)	$(1.45)	$(1.59)	$44.35	8.21%	$5,759	.27%[6]		.25%[6]		2.00%[6]
12/31/06	38.31	.77	5.03	5.80	(.72)	(.96)	(1.68)	42.43	15.51	3,759	.28		.25		1.92
12/31/05	36.81	.62	1.61	2.23	(.58)	(.15)	(.73)	38.31	6.08	3,825	.29		.27		1.68
12/31/04	33.61	.48	3.09	3.57	(.37)	—	(.37)	36.81	10.66	4,213	.31		.30		1.39
12/31/03	25.63	.42	7.96	8.38	(.40)	—	(.40)	33.61	32.76	4,402	.34		.34		1.45
12/31/02	31.70	.41	(6.16)	(5.75)	(.32)	—	(.32)	25.63	(18.15)	3,741	.35		.35		1.43
Class 2
6/30/07[4]	42.19	.37	3.06	3.43	(.12)	(1.45)	(1.57)	44.05	8.07	23,389	.52	[6]	.50	[6]	1.70	[6]
12/31/06	38.12	.67	4.99	5.66	(.63)	(.96)	(1.59)	42.19	15.20	22,688	.53		.50		1.67
12/31/05	36.64	.53	1.60	2.13	(.50)	(.15)	(.65)	38.12	5.83	17,608	.54		.52		1.44
12/31/04	33.48	.41	3.06	3.47	(.31)	—	(.31)	36.64	10.37	13,105	.56		.55		1.19
12/31/03	25.52	.34	7.92	8.26	(.30)	—	(.30)	33.48	32.43	7,824	.59		.59		1.18
12/31/02	31.58	.35	(6.14)	(5.79)	(.27)	—	(.27)	25.52	(18.34)	3,632	.60		.60		1.22
Class 3
6/30/07[4]	42.42	.39	3.08	3.47	(.12)	(1.45)	(1.57)	44.32	8.14	453	.45	[6]	.43	[6]	1.78	[6]
12/31/06	38.31	.70	5.01	5.71	(.64)	(.96)	(1.60)	42.42	15.30	458	.46		.43		1.74
12/31/05	36.80	.56	1.61	2.17	(.51)	(.15)	(.66)	38.31	5.88	471	.47		.45		1.50
12/31/04[7]	34.64	.41	2.07	2.48	(.32)	—	(.32)	36.80	7.18	537	.49	[6]	.48	[6]	1.24	[6]
For footnotes, please see end of table.

47	American Funds Insurance Series

		Income (loss) from
		investment operations[2]			Dividends and distributions
			Net gains
			(losses) on								Ratio of		Ratio of		Ratio of
	Net asset		securities		Dividends		Total				expenses to		expenses to		net income
	value,	Net	(both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net		average net		to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before		assets after		net
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver		waiver[3]		assets[3]

Asset Allocation Fund

Class 1
6/30/07[4]	$18.34	$.26	$1.21	$1.47	$(.08)	$(.64)	$(.72)	$19.09	7.93%	$1,333	.32%[6]		.29%[6]		2.79%[6]
12/31/06	16.56	.47	1.97	2.44	(.43)	(.23)	(.66)	18.34	14.96	1,079	.33		.30		2.67
12/31/05	15.49	.41	1.05	1.46	(.39)	—	(.39)	16.56	9.45	879	.35		.32		2.57
12/31/04	14.58	.39	.84	1.23	(.32)	—	(.32)	15.49	8.50	899	.38		.37		2.64
12/31/03	12.23	.41	2.29	2.70	(.35)	—	(.35)	14.58	22.14	911	.42		.42		3.12
12/31/02	14.30	.45	(2.19)	(1.74)	(.33)	—	(.33)	12.23	(12.19)	797	.45		.45		3.31
Class 2
6/30/07[4]	18.23	.24	1.19	1.43	(.07)	(.64)	(.71)	18.95	7.77	7,173	.57	[6]	.54	[6]	2.55	[6]
12/31/06	16.47	.42	1.96	2.38	(.39)	(.23)	(.62)	18.23	14.66	6,362	.58		.55		2.42
12/31/05	15.42	.37	1.04	1.41	(.36)	—	(.36)	16.47	9.14	5,120	.60		.57		2.31
12/31/04	14.51	.36	.84	1.20	(.29)	—	(.29)	15.42	8.34	3,797	.62		.62		2.42
12/31/03	12.18	.37	2.27	2.64	(.31)	—	(.31)	14.51	21.74	2,314	.67		.67		2.81
12/31/02	14.25	.42	(2.18)	(1.76)	(.31)	—	(.31)	12.18	(12.38)	1,056	.70		.70		3.11
Class 3
6/30/07[4]	18.34	.25	1.19	1.44	(.07)	(.64)	(.71)	19.07	7.78	77	.50	[6]	.47	[6]	2.62	[6]
12/31/06	16.56	.44	1.97	2.41	(.40)	(.23)	(.63)	18.34	14.75	76	.51		.48		2.49
12/31/05	15.49	.38	1.05	1.43	(.36)	—	(.36)	16.56	9.26	76	.53		.50		2.39
12/31/04[7]	14.85	.36	.58	.94	(.30)	—	(.30)	15.49	6.38	81	.55	[6]	.55	[6]	2.50	[6]

Bond Fund

Class 1
6/30/07[4]	$11.64	$.32	$(.12)	$.20	$(.45)	—	$(.45)	$11.39	1.70%	$288	.42%[6]		.38%[6]		5.54%[6]
12/31/06	11.31	.63	.17	.80	(.47)	—	(.47)	11.64	7.31	230	.43		.39		5.54
12/31/05	11.57	.60	(.40)	.20	(.46)	—	(.46)	11.31	1.77	182	.44		.40		5.30
12/31/04	11.34	.56	.10	.66	(.43)	—	(.43)	11.57	6.04	195	.45		.44		4.94
12/31/03	10.41	.57	.78	1.35	(.42)	—	(.42)	11.34	13.07	213	.47		.47		5.19
12/31/02	10.44	.67	(.24)	.43	(.46)	—	(.46)	10.41	4.26	218	.49		.49		6.60
Class 2
6/30/07[4]	11.53	.31	(.12)	.19	(.43)	—	(.43)	11.29	1.63	4,065	.67	[6]	.63	[6]	5.29	[6]
12/31/06	11.22	.60	.16	.76	(.45)	—	(.45)	11.53	6.99	3,374	.68		.64		5.29
12/31/05	11.48	.57	(.39)	.18	(.44)	—	(.44)	11.22	1.59	2,312	.69		.65		5.06
12/31/04	11.27	.53	.09	.62	(.41)	—	(.41)	11.48	5.72	1,759	.70		.69		4.68
12/31/03	10.36	.53	.78	1.31	(.40)	—	(.40)	11.27	12.80	1,280	.72		.72		4.88
12/31/02	10.40	.64	(.24)	.40	(.44)	—	(.44)	10.36	4.05	697	.74		.74		6.34

Global Bond Fund

Class 1
6/30/07[4]	$10.18	$.23	$(.03)	$.20	$—	—	$—	$10.38	1.96%	$17	.61%[6]		.56%[6]		4.45%[6]
12/31/06[9]	10.00	.10	.15	.25	(.07)	—	(.07)	10.18	2.52	12	.15		.13		1.00
Class 2
6/30/07[4]	10.17	.22	(.03)	.19	—	—	—	10.36	1.87	103	.86	[6]	.81	[6]	4.23	[6]
12/31/06[10]	10.00	.06	.18	.24	(.07)	—	(.07)	10.17	1.99	15	.13		.12		.60

48	American Funds Insurance Series

		Income (loss) from
		investment operations[2]			Dividends and distributions
			Net gains
			(losses) on								Ratio of		Ratio of		Ratio of
	Net asset		securities		Dividends		Total				expenses to		expenses to		net income
	value,	Net	(both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net		average net		to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before		assets after		net
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver		waiver[3]		assets[3]

High-Income Bond Fund

Class 1
6/30/07[4]	$12.90	$.47	$.02	$.49	$(.77)	—	$(.77)	$12.62	3.73%	$294	.49%[6]		.44%[6]		7.17%[6]
12/31/06	12.41	.92	.37	1.29	(.80)	—	(.80)	12.90	10.89	293	.49		.45		7.36
12/31/05	12.89	.85	(.55)	.30	(.78)	—	(.78)	12.41	2.46	309	.50		.46		6.76
12/31/04	12.54	.84	.32	1.16	(.81)	—	(.81)	12.89	9.83	364	.50		.50		6.74
12/31/03	10.44	.90	2.12	3.02	(.92)	—	(.92)	12.54	29.79	411	.51		.51		7.74
12/31/02	11.78	1.01	(1.25)	(.24)	(1.10)	—	(1.10)	10.44	(1.51)	335	.52		.52		9.55
Class 2
6/30/07[4]	12.79	.45	.01	.46	(.74)	—	(.74)	12.51	3.58	982	.74	[6]	.69	[6]	6.91	[6]
12/31/06	12.32	.89	.36	1.25	(.78)	—	(.78)	12.79	10.59	832	.74		.70		7.12
12/31/05	12.81	.81	(.55)	.26	(.75)	—	(.75)	12.32	2.20	590	.75		.71		6.55
12/31/04	12.47	.81	.32	1.13	(.79)	—	(.79)	12.81	9.59	444	.75		.74		6.48
12/31/03	10.39	.86	2.12	2.98	(.90)	—	(.90)	12.47	29.51	319	.76		.76		7.41
12/31/02	11.74	.97	(1.25)	(.28)	(1.07)	—	(1.07)	10.39	(1.83)	183	.77		.77		9.28
Class 3
6/30/07[4]	12.88	.46	.02	.48	(.74)	—	(.74)	12.62	3.69	31	.67	[6]	.62	[6]	6.98	[6]
12/31/06	12.39	.90	.36	1.26	(.77)	—	(.77)	12.88	10.6 [6]	34	.67		.63		7.19
12/31/05	12.87	.82	(.55)	.27	(.75)	—	(.75)	12.39	2.25	37	.68		.64		6.58
12/31/04[7]	12.79	.78	.11	.89	(.81)	—	(.81)	12.87	7.52	46	.68	[6]	.68	[6]	6.57	[6]

U.S. Government/AAA-Rated Securities Fund

Class 1
6/30/07[4]	$11.87	$.29	$(.18)	$.11	$(.51)	—	$(.51)	$11.47	.94%	$208	.47%[6]		.42%[6]		4.85%[6]
12/31/06	11.91	.55	(.10)	.45	(.49)	—	(.49)	11.87	3.95	218	.47		.42		4.64
12/31/05	12.07	.48	(.16)	.32	(.48)	—	(.48)	11.91	2.70	252	.47		.43		3.99
12/31/04	12.24	.45	(.03)	.42	(.59)	—	(.59)	12.07	3.58	286	.47		.46		3.68
12/31/03	12.37	.46	(.15)	.31	(.44)	—	(.44)	12.24	2.51	373	.46		.46		3.71
12/31/02	11.87	.54	.55	1.09	(.59)	—	(.59)	12.37	9.45	517	.47		.47		4.45
Class 2
6/30/07[4]	11.79	.27	(.17)	.10	(.49)	—	(.49)	11.40	.83	453	.72	[6]	.67	[6]	4.60	[6]
12/31/06	11.83	.51	(.09)	.42	(.46)	—	(.46)	11.79	3.75	402	.72		.67		4.40
12/31/05	12.00	.45	(.16)	.29	(.46)	—	(.46)	11.83	2.41	341	.72		.68		3.75
12/31/04	12.17	.41	(.03)	.38	(.55)	—	(.55)	12.00	3.30	285	.72		.71		3.42
12/31/03	12.31	.42	(.14)	.28	(.42)	—	(.42)	12.17	2.28	273	.71		.71		3.43
12/31/02	11.83	.50	.55	1.05	(.57)	—	(.57)	12.31	9.15	288	.72		.72		4.14
Class 3
6/30/07[4]	11.86	.28	(.18)	.10	(.49)	—	(.49)	11.47	.83	30	.65	[6]	.60	[6]	4.67	[6]
12/31/06	11.89	.52	(.09)	.43	(.46)	—	(.46)	11.86	3.80	32	.65		.60		4.45
12/31/05	12.05	.46	(.16)	.30	(.46)	—	(.46)	11.89	2.50	39	.65		.61		3.81
12/31/04[7]	12.34	.41	(.11)	.30	(.59)	—	(.59)	12.05	2.58	43	.65	[6]	.65	[6]	3.51	[6]
For footnotes, please see end of table.

49	American Funds Insurance Series

		Income from
		investment operations[2]			Dividends and distributions
			Net gains on								Ratio of		Ratio of		Ratio of
	Net asset		securities		Dividends		Total				expenses to		expenses to		net income
	value,	Net	(both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net		average net		to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before		assets after		net
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver		waiver[3]		assets[3]

Cash Management Fund

Class 1
6/30/07[4]	$11.62	$.28	$ —[5]	$.28	$(.38)	—	$(.38)	$11.52	2.45%	$107	.33%[6]		.30%[6]		5.00%
12/31/06	11.31	.54	—5.54		(.23)	—	(.23)	11.62	4.81	98	.33		.30		4.74
12/31/05	11.09	.33	—5.33		(.11)	—	(.11)	11.31	2.97	75	.33		.30		2.91
12/31/04	11.07	.11	—5.11		(.09)	—	(.09)	11.09	.96	78	.37		.36		.96
12/31/03	11.17	.07	—5.07		(.17)	—	(.17)	11.07	.67	103	.47		.47		.68
12/31/02	11.41	.14	—5.14		(.38)	—	(.38)	11.17	1.24	203	.46		.46		1.25
Class 2
6/30/07[4]	11.56	.28	—5.28		(.37)	—	(.37)	11.47	2.39	378	.58 [6]	.55	[6] 4.75	[6]
12/31/06	11.26	.51	—5.51		(.21)	—	(.21)	11.56	4.59	282	.58		.55		4.52
12/31/05	11.05	.30	—5.30		(.09)	—	(.09)	11.26	2.68	153	.58		.55		2.71
12/31/04	11.03	.08	—5.08		(.06)	—	(.06)	11.05	.70	110	.61		.61		.76
12/31/03	11.12	.05	—5.05		(.14)	—	(.14)	11.03	.47	99	.72		.72		.42
12/31/02	11.37	.11	—5.11		(.36)	—	(.36)	11.12	1.00	133	.71		.71		1.00
Class 3
6/30/07[4]	11.60	.29	—5.29		(.37)	—	(.37)	11.52	2.46	20	.51 [6]	.48	[6] 4.82	[6]
12/31/06	11.29	.52	—5.52		(.21)	—	(.21)	11.60	4.64	18	.51		.48		4.53
12/31/05	11.07	.30	—5.30		(.08)	—	(.08)	11.29	2.74	16	.51		.48		2.70
12/31/04[7]	11.07	.09	—5.09		(.09)	—	(.09)	11.07	.78	20	.54 [6]	.54	[6] .80	[6]

	Six months ended	Year ended December 31
Portfolio turnover rate for all classes of shares	June 30, 20074	2006		2005		2004		2003		2002

Global Discovery Fund	19%	31%			53%		28%		30%		25%
Global Growth Fund	18	31			26		24		27		30
Global Small Capitalization Fund	24	50			47		49		51		66
Growth Fund	21	35			29		30		34		34
International Fund	25	29			40		37		40		30
New World Fund	17	32			26		18		19		22
Blue Chip Income and Growth Fund	12	21			33		13		12		8
Global Growth and Income Fund	16	8	[8]	—		—		—		—
Growth-Income Fund	10	25			20		21		21		26
Asset Allocation Fund	18	38			23		20		20		25
Bond Fund	23	57			46		34		20		29
Global Bond Fund	44	7	[9]	—		—		—		—
High-Income Bond Fund	18	35			35		38		48		45
U.S. Government/AAA-Rated Securities Fund	47	76			86		68		63		53
Cash Management Fund	—	—			—		—		—		—

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

[2]	Based on average shares outstanding.

[3]	This column reflects the impact, if any, of certain waivers by CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes.

[4]	Unaudited.

[5]	Amount less than $.01.

[6]	Annualized.

[7]	From January 16, 2004, when Class 3 shares were first issued.

[8]	From May 1, 2006, commencement of operations.

[9]	From October 4, 2006, commencement of operations.

[10]	From November 6, 2006, when Class 2 shares were first issued.
See Notes to Financial Statements

50	American Funds Insurance Series

Expense example	unaudited
The funds in the American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the Series, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds only so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007, through June 30, 2007).
Actual expenses:
The first line of each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.
Notes:
Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account	Ending account	Expenses paid	Annualized
	value 1/1/2007	value 6/30/2007	during period*	expense ratio

Global Discovery Fund
Class 1 — actual return	$1,000.00	$1,093.86	$2.86	.55%
Class 1 — assumed 5% return	1,000.00	1,022.07	2.76	.55

Class 2 — actual return	1,000.00	1,092.69	4.15	.80
Class 2 — assumed 5% return	1,000.00	1,020.83	4.01	.80

Global Growth Fund
Class 1 — actual return	$1,000.00	$1,102.15	$2.61	.50%
Class 1 — assumed 5% return	1,000.00	1,022.32	2.51	.50

Class 2 — actual return	1,000.00	1,100.94	3.91	.75
Class 2 — assumed 5% return	1,000.00	1,021.08	3.76	.75

Global Small Capitalization Fund
Class 1 — actual return	$1,000.00	$1,211.42	$3.67	.67%
Class 1 — assumed 5% return	1,000.00	1,021.47	3.36	.67

Class 2 — actual return	1,000.00	1,209.73	5.04	.92
Class 2 — assumed 5% return	1,000.00	1,020.23	4.61	.92

51	American Funds Insurance Series

	Beginning account	Ending account	Expenses paid	Annualized
	value 1/1/2007	value 6/30/2007	during period*	expense ratio

Growth Fund
Class 1 — actual return	$1,000.00	$1,107.39	$1.57	.30%
Class 1 — assumed 5% return	1,000.00	1,023.31	1.51	.30

Class 2 — actual return	1,000.00	1,105.95	2.87	.55
Class 2 — assumed 5% return	1,000.00	1,022.07	2.76	.55

Class 3 — actual return	1,000.00	1,106.49	2.51	.48
Class 3 — assumed 5% return	1,000.00	1,022.41	2.41	.48

International Fund
Class 1 — actual return	$1,000.00	$1,127.56	$2.53	.48%
Class 1 — assumed 5% return	1,000.00	1,022.41	2.41	.48

Class 2 — actual return	1,000.00	1,126.21	3.85	.73
Class 2 — assumed 5% return	1,000.00	1,021.17	3.66	.73

Class 3 — actual return	1,000.00	1,126.41	3.48	.66
Class 3 — assumed 5% return	1,000.00	1,021.52	3.31	.66

New World Fund
Class 1 — actual return	$1,000.00	$1,161.10	$4.07	.76%
Class 1 — assumed 5% return	1,000.00	1,021.03	3.81	.76

Class 2 — actual return	1,000.00	1,159.54	5.41	1.01
Class 2 — assumed 5% return	1,000.00	1,019.79	5.06	1.01

Blue Chip Income and Growth Fund
Class 1 — actual return	$1,000.00	$1,073.64	$1.95	.38%
Class 1 — assumed 5% return	1,000.00	1,022.91	1.91	.38

Class 2 — actual return	1,000.00	1,073.08	3.24	.63
Class 2 — assumed 5% return	1,000.00	1,021.67	3.16	.63

Global Growth and Income Fund
Class 1 — actual return	$1,000.00	$1,083.58	$3.15	.61%
Class 1 — assumed 5% return	1,000.00	1,021.77	3.06	.61

Class 2 — actual return	1,000.00	1,081.83	4.44	.86
Class 2 — assumed 5% return	1,000.00	1,020.53	4.31	.86

Growth-Income Fund
Class 1 — actual return	$1,000.00	$1,082.10	$1.29	.25%
Class 1 — assumed 5% return	1,000.00	1,023.55	1.25	.25

Class 2 — actual return	1,000.00	1,080.72	2.58	.50
Class 2 — assumed 5% return	1,000.00	1,022.32	2.51	.50

Class 3 — actual return	1,000.00	1,081.36	2.22	.43
Class 3 — assumed 5% return	1,000.00	1,022.66	2.16	.43

Asset Allocation Fund
Class 1 — actual return	$1,000.00	$1,079.25	$1.50	.29%
Class 1 — assumed 5% return	1,000.00	1,023.36	1.45	.29

Class 2 — actual return	1,000.00	1,077.71	2.78	.54
Class 2 — assumed 5% return	1,000.00	1,022.12	2.71	.54

Class 3 — actual return	1,000.00	1,077.84	2.42	.47
Class 3 — assumed 5% return	1,000.00	1,022.46	2.36	.47

52	American Funds Insurance Series

	Beginning account	Ending account	Expenses paid	Annualized
	value 1/1/2007	value 6/30/2007	during period*	expense ratio

Bond Fund
Class 1 — actual return	$1,000.00	$1,017.00	$1.90	.38%
Class 1 — assumed 5% return	1,000.00	1,022.91	1.91	.38

Class 2 — actual return	1,000.00	1,016.28	3.15	.63
Class 2 — assumed 5% return	1,000.00	1,021.67	3.16	.63

Global Bond Fund
Class 1 — actual return	$1,000.00	$1,019.65	$2.80	.56%
Class 1 — assumed 5% return	1,000.00	1,022.02	2.81	.56

Class 2 — actual return	1,000.00	1,018.68	4.05	.81
Class 2 — assumed 5% return	1,000.00	1,020.78	4.06	.81

High-Income Bond Fund
Class 1 — actual return	$1,000.00	$1,037.28	$2.22	.44%
Class 1 — assumed 5% return	1,000.00	1,022.61	2.21	.44

Class 2 — actual return	1,000.00	1,035.77	3.48	.69
Class 2 — assumed 5% return	1,000.00	1,021.37	3.46	.69

Class 3 — actual return	1,000.00	1,036.90	3.13	.62
Class 3 — assumed 5% return	1,000.00	1,021.72	3.11	.62

U.S. Government/AAA-Rated Securities Fund
Class 1 — actual return	$1,000.00	$1,009.41	$2.09	.42%
Class 1 — assumed 5% return	1,000.00	1,022.71	2.11	.42

Class 2 — actual return	1,000.00	1,008.28	3.34	.67
Class 2 — assumed 5% return	1,000.00	1,021.47	3.36	.67

Class 3 — actual return	1,000.00	1,008.30	2.99	.60
Class 3 — assumed 5% return	1,000.00	1,021.82	3.01	.60

Cash Management Fund
Class 1 — actual return	$1,000.00	$1,024.47	$1.51	.30%
Class 1 — assumed 5% return	1,000.00	1,023.31	1.51	.30

Class 2 — actual return	1,000.00	1,023.93	2.76	.55
Class 2 — assumed 5% return	1,000.00	1,022.07	2.76	.55

Class 3 — actual return	1,000.00	1,024.62	2.41	.48
Class 3 — assumed 5% return	1,000.00	1,022.41	2.41	.48
*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

53	American Funds Insurance Series

Board of trustees
“Independent” trustees

	Year first		Number of
	elected		portfolios in fund
	a trustee		complex[2] overseen	Other directorships[3]
Name and age	of the series[1]	Principal occupation(s) during past five years	by trustee	held by trustee

Lee A. Ault III, 71 Chairman of the Board (Independent and Non-Executive)	1999	Private investor; former Chairman of the Board, In-Q-Tel, Inc. (technology venture company funded principally by the Central Intelligence Agency); former Chairman of the Board, President and CEO, Telecredit, Inc. (payment services)	2	Anworth Mortgage Asset Corporation; Office Depot, Inc.

H. Frederick Christie, 74	1994	Private investor; former President and CEO, The Mission Group (non-utility holding company, subsidiary of Southern California Edison Company)	21	Ducommun Incorporated; IHOP Corporation; Southwest Water Company

Joe E. Davis, 73	1991	Private investor; former Chairman of the Board, Linear Corporation (linear motor design and production); former President and CEO, National Health Enterprises, Inc.	2	Anworth Mortgage Asset Corporation; Natural Alternatives Inc.

Martin Fenton, 72	1995	Chairman of the Board, Senior Resource Group LLC (development and management of senior living communities)	18	None

Leonard R. Fuller, 61	1999	President and CEO, Fuller Consulting (financial management consulting firm)	16	None

W. Scott Hedrick, 61	2007	Founding General Partner, InterWest Partners (venture capital firm focused on information technology and life sciences); Lecturer, Stanford Graduate School of Business	2	Hot Topic, Inc.; Office Depot, Inc.

Mary Myers Kauppila, 53	1994	Private investor; Chairman of the Board and CEO, Ladera Management Company (venture capital and agriculture); former owner and President, Energy Investment, Inc.	6	None

Kirk P. Pendleton, 67	1996	Chairman of the Board and CEO, Cairnwood, Inc. (venture capital investment)	7	None
“Interested” trustees4

	Year first		Number of
	elected a	Principal occupation(s) during past five years and	portfolios in fund
Name, age and	trustee or officer	positions held with affiliated entities or the	complex[2] overseen	Other directorships[3]
position with series	of the series[1]	principal underwriter of the series	by trustee	held by trustee

James K. Dunton, 69 Vice Chairman of the Board	1993	Senior Vice President and Director, Capital Research and Management Company	2	None

Donald D. O’Neal, 47 President	1998	Senior Vice President and Director, Capital Research and Management Company	3	None
The statement of additional information includes additional information about the series’ trustees and is available without charge upon request by calling American Funds Service Company at 800/421-0180. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

54	American Funds Insurance Series

Other officers

	Year first
	elected an	Principal occupation(s) during past five years and positions
Name, age and	officer	held with affiliated entities or the principal underwriter of
position with series	of the series[1]	the series

Michael J. Downer, 52 Executive Vice President	1991	Vice President and Secretary, Capital Research and Management Company; Director, American Funds Distributors, Inc.;[5] Director, Capital Bank and Trust Company[5]

Alan N. Berro, 46 Senior Vice President	1998	Vice President, Capital Research and Management Company; Senior Vice President, Capital Research Company[5]

Abner D. Goldstine, 77 Senior Vice President	1993	Senior Vice President and Director, Capital Research and Management Company

John H. Smet, 50 Senior Vice President	1994	Senior Vice President, Capital Research and Management Company; Director, American Funds Distributors, Inc.[5]

Claudia P. Huntington, 55 Vice President	1994	Senior Vice President, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[5]

Robert W. Lovelace, 44 Vice President	1997	Senior Vice President and Director, Capital Research and Management Company; Chairman of the Board, Capital Research Company;[5] Director, The Capital Group Companies, Inc.[5]

Susan M. Tolson, 45 Vice President	1999	Senior Vice President, Capital Research Company[5]

Chad L. Norton, 47 Secretary	1994	Vice President — Fund Business Management Group, Capital Research and Management Company

David A. Pritchett, 41 Treasurer	1999	Vice President — Fund Business Management Group, Capital Research and Management Company

Steven I. Koszalka, 43 Assistant Secretary	2003	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company

Karl C. Grauman, 39 Assistant Treasurer	2006	Vice President — Fund Business Management Group, Capital Research and Management Company

Sheryl F. Johnson, 39 Assistant Treasurer	1997	Vice President — Fund Business Management Group, Capital Research and Management Company

[1]	Trustees and officers of the series serve until their resignation, removal or retirement.

[2]	Capital Research and Management Company manages the American Funds, consisting of 30 funds. Capital Research and Management Company also manages American Funds Target Date Retirement Series,SM Inc., which is available to investors in tax-deferred retirement plans and IRAs, and Endowments, whose shareholders are limited to certain nonprofit organizations.

[3]	This includes all directorships (other than those in the American Funds) that are held by each trustee as a director of a public company or a registered investment company.

[4]	“Interested persons” within the meaning of the 1940 Act, on the basis of their affiliation with the series’ investment adviser, Capital Research and Management Company, or affiliated entities (including the series’ principal underwriter).

[5]	Company affiliated with Capital Research and Management Company.

55	American Funds Insurance Series

The right choice for the long term®

Offices of the series and	Custodian of assets	Independent registered public
of the investment adviser	State Street Bank and Trust Company	accounting firm
Capital Research and	One Lincoln Street	PricewaterhouseCoopers LLP
Management Company	Boston, MA 02111	350 South Grand Avenue
333 South Hope Street		Los Angeles, CA 90071-2889
Los Angeles, CA 90071-1406	Counsel
Paul, Hastings, Janofsky & Walker LLP
135 South State College Boulevard	55 Second Street, 24th floor
Brea, CA 92821-5823	San Francisco, CA 94105-3441
“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website at americanfunds.com or upon request by calling American Funds Service Company (AFS) at 800/421-0180. The series files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.
Complete June 30, 2007, portfolios of American Funds Insurance Series’ investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).
American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.
This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectus for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies. If used as sales material after September 30, 2007, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

The Capital Group Companies

American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust

56

57

American Funds Insurance Series®is the underlying investment vehicle for several variable annuities and insurance products. The investment adviser for American Funds Insurance Series is Capital Research and Management Company.SM For 75 years, Capital Research has invested with a long-term focus based on thorough research and attention to risk. All the variable funds in American Funds Insurance Series may not be available in your product.
Investment portfolios
International Fund

The summary investment portfolios (with the exception of Cash Management Fund, which shows a complete listing of its portfolio holdings) are designed to streamline this report and help investors better focus on the funds’ principal holdings. For details on how to obtain a complete schedule of portfolio holdings for each fund in the series, please see the outside back cover.
This report shows investment results for Class 1, 2 and 3 shares of the funds in American Funds Insurance Series. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include deduction of the additional 0.25% annual expense for Class 2 shares and 0.18% for Class 3 shares under the series’ plans of distribution. Results discussed in the individual fund reports are for Class 2 shares. The variable annuities and life insurance contracts that use the series’ funds contain certain fees and expenses not reflected in this report. The series’ investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased it to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table in this report for details.
Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.
Investments outside the United States, especially those in developing countries, are subject to additional risks, such as currency fluctuations, political instability, differing securities regulations and periods of illiquidity. Small-company stocks involve additional risks and can fluctuate in price more than larger company stocks. The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal. The market indexes are unmanaged and their results do not reflect the effect of sales charges, commissions or expenses.
58

Fellow investors:

The six months ended June 30, 2007, was a rewarding period for investors as equity and bond markets in the United States and around the globe rose in value. Against this backdrop, every investment option in the American Funds Insurance Series gained ground.
Markets outside the U.S. once again generated strong returns. Those returns combined with the weak U.S. dollar — the dollar lost 2.52% against the euro and 2.41% against the British pound — to reward individuals who invested a portion of their assets in non-U.S. stocks and bonds. Returns in the U.S. markets were also solid but lagged their non-U.S. counterparts.
During the first half of this year, Standard and Poor’s 500 Composite Index, a broad measure of the U.S. stock market, gained 6.96%, and the Nasdaq Composite Index, home to many of the nation’s technology companies, gained 7.78%. The MSCI EAFE (Europe, Australasia, Far East) Index, a measure of non-U.S. stock markets, rose 11.09%.
Bond markets in the U.S. and abroad generally posted modest gains, lagging the equity markets. The Citigroup Broad Investment-Grade (BIG) Bond Index gained 0.89%, while the Credit Suisse High Yield Index rose 3.68%.
The strength in stock markets around the world reflects the continued global economic growth in both developed economies and in the developing world. Strong economic growth in Europe and emerging markets offset some of the worries generated by the slowing pace of expansion in the U.S. economy.
Emerging markets again proved especially resilient with domestic growth providing a boost to economies in China, India and Brazil. The MSCI Emerging Markets Index rose 17.75% during the six months ended June 30, 2007.
Global growth was also driven by the tremendous amount of liquidity in the economic system. The high levels of available capital at relatively low cost have helped fuel a wave of corporate buyouts and private equity acquisitions. Perhaps the most notable example was the sale of Chrysler to a private equity firm.
In the U.S., concerns early in the year that the economy was slowing led investors to speculate that the Federal Reserve might cut interest rates. The prospect of lower interest rates boosted bond prices temporarily. However, the economy showed signs of renewed strength in the second quarter, and the outlook for interest rates changed. By the end of the second quarter, most investors believed the Fed would leave rates unchanged. As a result, bond prices declined again, and yields rose.
It is still unclear, however, which direction the economy will eventually take. Economic growth slowed during the first quarter of the year — the economy expanded at an annual rate of only 0.6%, according to the Bureau of Labor Statistics — but the slower growth is not surprising considering the economy has now been expanding steadily for more than six years. During past expansions, the economy has typically paused before gaining strength again.
In other countries, there appears to be greater concern that strong growth may lead to higher inflation. Concerns over the pace of growth have prompted many central banks to raise interest rates. The European Central Bank, for example, raised short-term interest rates to 4%, their highest level in six years. In the U.S., however, the Fed — which raised short-term interest rates four times in the first half of 2006 — held rates steady during the first six months of 2007.
In the current environment — with the economy poised between accelerated growth or further slowing, and the outlook uncertain for interest rates — we will continue to pay especially close attention to the risks involved in all our investment decisions. We look forward to reporting to you again in six months.
Cordially,

James K. Dunton	Donald D. O’Neal
Vice Chairman of the Board	President

August 6, 2007

59	American Funds Insurance Series

Total returns for periods ended June 30, 2007
Figures shown here for American Funds Insurance Series are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

		Cumulative		Average annual			Gross expense
		6 months	1 year	5 years	10 years	Lifetime	ratios[1]
International Fund	Class 1	+ 12.76%	+ 26.92%	+ 18.35%	+10.92%	+ 11.37%	+ 0.54%
(since 5/1/90)	Class 2	+ 12.62	+ 26.61	+ 18.05	+10.64	+ 11.09	+ 0.79
	Class 3	+ 12.64	+ 26.68	+ 18.13	+10.72	+ 11.17	+ 0.72
1  The gross expense ratios are as of December 31, 2006, and do not reflect a fee waiver currently in effect; therefore, the actual expense ratios are lower. The series’ investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased it to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table in this report or the most recent propectus for details.

60	American Funds Insurance Series

Europe		Asia/Pacific Basin (cont.)
Germany	13.8%	Thailand	1.6%

Switzerland	8.5	Singapore	1.1

France	8.2	Other	3.4

United Kingdom	4.9		35.0

Netherlands	2.9

Denmark	2.6

Spain	2.5	The Americas

Hungary	2.2	Brazil	2.5

Austria	1.3	Mexico	2.5

Norway	1.1	Canada	1.8

Ireland	1.0		6.8

Italy	1.0

Russia	1.0	Other regions

Turkey	1.0	South Africa	1.5

Other	2.2	Israel	.5

	54.2		2.0

Asia/Pacific Basin		Short-term securities & other
Japan	9.7	assets less liabilities	2.0

South Korea	8.2

Taiwan	4.3	Total	100.0%

India	3.0

Australia	1.9

Hong Kong	1.8

Objective: Seeks growth of capital over time by investing primarily in common stocks of companies based outside the U.S.
Special characteristics: Invests mainly in growing companies, ranging from small firms to large corporations.
The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

International Fund
Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.
International Fund rose 12.62% in the six months ended June 30, 2007, reflecting the strength of non-U.S. markets. The MSCI EAFE (Europe, Australasia, Far East) Index, the fund’s relevant benchmark, gained 11.09%. The fund also outpaced the MSCI ACWI (All Country World Index) Index, ex-USA — a broader measure of global markets than the MSCI EAFE and a better reflection of the fund’s investment universe — which rose 12.58%.
Two forces drove International Fund’s results: the healthy returns generated by non-U.S. stock markets and the continued weakness of the dollar.
During the past three years, investing outside the U.S. has proven very rewarding. International Fund has grown at an average annual rate of 22.91%, compared to its lifetime average return of 11.09%. While investors should be pleased with these strong returns, they should also understand that this outperformance cannot be counted on to continue for long periods of time.
In this environment, International Fund’s investments in chemicals and in oil, gas and consumable fuels helped boost returns, while its holdings in consumer finance and in semiconductors and semiconductor equipment lost ground.

61	American Funds Insurance Series

International Fund

Summary investment portfolio June 30, 2007	unaudited

Largest individual equity securities	Percent of net assets		Percent of net assets
Bayer	4.5%	Koninklijke KPN	2.2%

Roche Holding	3.7	Nestlé	2.1

Novo Nordisk	2.6	E.ON	2.0

América Móvil	2.2	Samsung Electronics	2.0

Unibanco	2.2	Samsung Engineering	1.9

Common stocks — 98.04%		Market	Percent
		value	of net
	Shares	(000)	assets
Financials — 21.91%

Unibanco-União de Bancos Brasileiros SA, units (GDR)	2,008,000	$226,643	2.18%

Kookmin Bank[1]	1,613,500	141,383	1.36

BNP Paribas[1]	1,166,090	138,925	1.33

Banco Santander Central Hispano, SA1	7,075,731	130,180	1.25

Sumitomo Mitsui Financial Group, Inc.[1]	13,650	127,149	1.22

OTP Bank PLC[1]	2,035,000	117,438	1.13

Erste Bank der oesterreichischen Sparkassen AG1	1,476,647	115,283	1.11

Banco Bilbao Vizcaya Argentaria, SA1	4,444,000	108,612	1.04

Credit Suisse Group[1]	1,440,000	102,131	.98

AXA SA1	2,281,611	97,909	.94

Mizuho Financial Group, Inc.[1]	13,083	90,295	.87

Sun Hung Kai Properties Ltd.[1]	6,758,000	81,352	.78

JSC Kazkommertsbank (GDR)[1,2]	3,143,100	68,853	.73
JSC Kazkommertsbank (GDR)[1,2,3]	326,000	7,141

Other securities		727,765	6.99

		2,281,059	21.91

Health care — 12.48%

Roche Holding AG1	2,151,419	381,648	3.67

Novo Nordisk A/S, Class B1	2,492,100	271,484	2.61

Merck KGaA[1]	862,655	118,665	1.14

Novartis AG1	1,850,000	104,133	1.00

Other securities		422,785	4.06

		1,298,715	12.48

Telecommunication services — 10.82%

América Móvil, SAB de CV, Series L (ADR)	3,777,500	233,941	2.25

Koninklijke KPN NV1	13,540,400	224,600	2.16

MTN Group Ltd.[1]	10,162,800	138,819	1.33

Singapore Telecommunications Ltd.[1]	45,300,330	100,586	.97

Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	83,725,000	90,445	.87

Telenor ASA[1]	3,950,000	77,127	.74

Telekom Malaysia Bhd.[1]	21,665,000	64,634	.62

Other securities		195,578	1.88

		1,125,730	10.82

Information technology — 9.52%

Samsung Electronics Co., Ltd.[1]	338,464	206,833	1.99

Hon Hai Precision Industry Co., Ltd.[1]	15,902,388	137,893	1.32

Murata Manufacturing Co., Ltd.[1]	1,285,000	96,489	.93

Taiwan Semiconductor Manufacturing Co. Ltd.[1]	27,444,695	59,416	.77
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,888,714	21,021

Nokia Corp.[1]	2,500,000	70,284	.68

Other securities		399,207	3.83

		991,143	9.52

62	American Funds Insurance Series

International Fund

Common stocks		Market	Percent
		value	of net
	Shares	(000)	assets
Materials — 9.38%

Bayer AG1	6,138,023	$465,017	4.47%

Nitto Denko Corp.[1]	3,092,600	155,576	1.49

Linde AG1	981,856	118,456	1.14

Other securities		237,802	2.28

		976,851	9.38

Consumer discretionary — 6.75%

Vivendi SA1	2,008,400	86,361	.83

Continental AG1	605,000	85,344	.82

Lotte Shopping Co.[1]	199,500	77,730	.75

Renault SA1	452,000	72,469	.70

Other securities		380,694	3.65

		702,598	6.75

Consumer staples — 6.58%

Nestlé SA1	580,155	220,345	2.12

L’Oréal SA1	1,117,000	132,024	1.27

METRO AG1	1,368,000	113,699	1.09

Other securities		218,393	2.10

		684,461	6.58

Energy — 6.45%

Reliance Industries Ltd.[1]	3,147,000	131,765	1.27

Royal Dutch Shell PLC, Class B1	2,460,219	102,649	1.19
Royal Dutch Shell PLC, Class A1	522,000	21,330

Oil & Natural Gas Corp. Ltd.[1]	4,640,000	103,625	1.00

OAO Gazprom (ADR)[1]	1,955,000	81,005	.78

Canadian Natural Resources, Ltd.	1,000,000	66,704	.64

Other securities		164,018	1.57

		671,096	6.45

Industrials — 5.15%

Samsung Engineering Co., Ltd.[1]	1,884,000	198,941	1.91

Siemens AG1	771,000	110,926	1.07

Ryanair Holdings PLC (ADR)[2]	2,657,200	100,309	.96

Other securities		125,763	1.21

		535,939	5.15

Utilities — 4.56%

E.ON AG1	1,233,000	207,188	1.99

Veolia Environnement[1]	2,260,004	176,644	1.70

RWE AG1	654,000	69,835	.67

Other securities		21,476	.20

		475,143	4.56

Miscellaneous — 4.44%

Other common stocks in initial period of acquisition		462,058	4.44

Total common stocks (cost: $7,556,933,000)		10,204,793	98.04

63	American Funds Insurance Series

International Fund

Short-term securities — 2.72%	Principal	Market	Percent
	amount	value	of net
	(000)	(000)	assets

BNP Paribas Finance Inc. 5.215% due 8/6/2007	$22,300	$22,182	.21%

Nestlé Capital Corp. 5.20% due 8/10/2007[3]	11,100	11,037	.11

Other securities		249,637	2.40

Total short-term securities (cost: $282,811,000)		282,856	2.72

Total investment securities (cost: $7,839,744,000)		10,487,649	100.76

Other assets less liabilities		(78,525)	(.76)

Net assets		$10,409,124	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed. “Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $9,307,700,000.

[2]	Security did not produce income during the last 12 months.

[3]	Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in “Other securities” in the summary investment portfolio, was $172,544,000, which represented 1.66% of the net assets of the fund.
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
See Notes to Financial Statements

64	American Funds Insurance Series

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65	American Funds Insurance Series

Financial statements
Statements of assets & liabilities at June 30, 2007

			Global
	Global	Global	Small			New
	Discovery	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund	Fund
Assets:
Investment securities at market:
Unaffiliated issuers	$218,924	$5,081,133	$3,945,502	$28,713,203	$10,487,649	$1,627,811
Affiliated issuers	—	—	92,915	679,740	—	—
Cash denominated in non-U.S. currencies	10	319	17,360	9,654	1,665	—
Cash	90	152	153	134	68	218
Receivables for:
Sales of investments	948	1,620	11,925	744,535	3,615	14,861
Sales of fund’s shares	314	6,351	2,611	6,222	3,272	2,344
Open forward currency contracts	—	—	—	—	—	—
Closed forward currency contracts	—	—	—	—	—	—
Dividends and interest	120	7,751	1,811	19,061	13,682	6,244
Other assets	—	—	551	—	—	—

	220,406	5,097,326	4,072,828	30,172,549	10,509,951	1,651,478

Liabilities:
Payables for:
Purchases of investments	664	39,358	29,294	425,993	75,352	5,781
Repurchases of fund’s shares	1	271	1,317	39,928	15,458	7
Open forward currency contracts	—	—	—	—	—	—
Closed forward currency contracts	—	—	—	—	—	—
Investment advisory services	94	1,966	2,055	7,001	3,743	913
Distribution services	38	957	757	5,051	1,761	300
Deferred trustees’ compensation	1	57	32	831	365	11
Other	2	1,433	399	435	4,148	1,434

	800	44,042	33,854	479,239	100,827	8,446

Net assets at June 30, 2007
(total: $102,121,028)	$219,606	$5,053,284	$4,038,974	$29,693,310	$10,409,124	$1,643,032

Investment securities at cost:
Unaffiliated issuers	$177,018	$3,955,292	$2,708,496	$22,116,483	$7,839,744	$1,140,525

Affiliated issuers	—	—	$81,727	$533,006	—	—

Cash denominated in non-U.S. currencies at cost	$10	$319	$17,277	$9,654	$1,665	—

Net assets consist of:
Capital paid in on shares of beneficial interest	$171,811	$3,707,432	$2,671,778	$21,142,040	$6,885,580	$1,095,052
Undistributed (distributions in excess of) net investment income	1,185	45,001	(61,758)	101,777	101,284	2,869
Undistributed (accumulated) net realized gain (loss)	4,704	176,303	180,992	1,706,842	778,302	59,150
Net unrealized appreciation (depreciation)	41,906	1,124,548	1,247,962	6,742,651	2,643,958	485,961

Net assets at June 30, 2007	$219,606	$5,053,284	$4,038,974	$29,693,310	$10,409,124	$1,643,032

Shares of beneficial interest issued and outstanding — unlimited shares authorized:
Class 1:
Net assets (total: $15,848,608)	$31,239	$367,353	$295,812	$5,043,419	$1,720,001	$150,814
Shares outstanding	2,209	15,011	10,786	75,690	72,885	6,531
Net asset value per share	$14.14	$24.47	$27.43	$66.63	$23.60	$23.09
Class 2:
Net assets (total: $85,085,936)	$188,367	$4,685,931	$3,743,162	$24,198,165	$8,564,874	$1,492,218
Shares outstanding	13,391	192,659	137,841	366,150	364,422	65,121
Net asset value per share	$14.07	$24.32	$27.16	$66.09	$23.50	$22.91
Class 3:
Net assets (total: $1,186,484)	—	—	—	$451,726	$124,249	—
Shares outstanding	—	—	—	6,785	5,271	—
Net asset value per share	—	—	—	$66.57	$23.57	—
* Amount less than one thousand.
See Notes to Financial Statements

66	American Funds Insurance Series

unaudited
(dollars and shares in thousands, except per-share amounts)

							U.S.
Blue Chip						High-	Government/
Income and	Global Growth	Growth-	Asset		Global	Income	AAA-Rated	Cash
Growth	and Income	Income	Allocation	Bond	Bond	Bond	Securities	Management
Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

$4,537,888	$1,348,157	$29,616,961	$8,524,679	$4,302,112	$122,490	$1,285,168	$727,229	$504,885
—	—	—	63,974	—	—	—	—	—
—	168	6	—	—	—	—	—	—
116	184	87	5	21	107	120	41	177
—	6,644	41,549	36,143	22,416	4,043	9,936	37,577	—
2,221	9,203	9,098	12,483	38,632	1,798	1,936	1,399	1,954
—	—	—	—	1,318	67	—	—	—
—	—	—	—	256	126	—	—	—
3,505	5,072	21,210	32,220	53,670	1,877	21,804	5,668	66
—	—	—	—	—	—	—	—	—

4,543,730	1,369,428	29,688,911	8,669,504	4,418,425	130,508	1,318,964	771,914	507,082

3,396	3,087	59,085	82,301	63,137	10,367	10,432	80,615	—
347	—	16,848	375	111	—	525	103	1,435
—	—	—	3	77	21	38	—	—
—	—	—	—	—	18	—	—	—
1,393	610	5,717	1,951	1,255	47	460	230	114
904	254	4,883	1,486	1,255 817	19	460 207	97	77
34	1	952	221	47	— *	89	72	36
— *	19	49	30	91	2	283	— *	— *

6,074	3,971	87,534	86,367	65,535	10,474	12,034	81,117	1,662

$4,537,656	$1,365,457	$29,601,377	$8,583,137	$4,352,890	$120,034	$1,306,930	$690,797	$505,420

$3,633,438	$1,255,091	$22,751,617	$6,977,814	$4,302,661	$123,100	$1,255,648	$735,529	$504,868

—	—	—	$48,481	—	—	—	—	—

—	$167	$6	—	—	—	—	—	—

$3,500,920	$1,231,835	$22,030,293	$6,701,850	$4,248,095	$119,064	$1,364,467	$693,703	$495,347
36,090	13,156	242,063	101,447	102,874	1,436	41,251	15,382	10,060
96,196	27,370	463,623	217,440	1,155	95	(128,283)	(9,988)	(4)
904,450	93,096	6,865,398	1,562,400	766	(561)	29,495	(8,300)	17

$4,537,656	$1,365,457	$29,601,377	$8,583,137	$4,352,890	$120,034	$1,306,930	$690,797	$505,420

$163,056	$69,790	$5,759,327	$1,333,399	$287,974	$17,269	$294,303	$207,611	$107,241
13,251	5,886	129,849	69,847	25,277	1,663	23,320	18,099	9,306
$12.30	$11.86	$44.35	$19.09	$11.39	$10.38	$12.62	$11.47	$11.52

$4,374,600	$1,295,667	$23,388,612	$7,173,295	$4,064,916	$102,765	$981,540	$453,524	$378,300
358,273	109,542	530,953	378,481	360,191	9,915	78,436	39,796	32,985
$12.21	$11.83	$44.05	$18.95	$11.29	$10.36	$12.51	$11.40	$11.47
—	—	$453,438	$76,443	—	—	$31,087	$29,662	$19,879
—	—	10,232	4,008	—	—	2,646	2,586	1,726
—	—	$44.32	$19.07	—	—	$12.62	$11.47	$11.52

67	American Funds Insurance Series

Statements of operations for the six months ended June 30, 2007

			Global
	Global	Global	Small			New
	Discovery	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund	Fund

Investment income:
Income (net of non-U.S. taxes)[1,2]:
Dividends	$1,455	$48,052	$15,595	$149,514	$125,644	$15,215
Interest	702	16,366	4,849	30,777	11,337	6,820

	2,157	64,418	20,444	180,291	136,981	22,035

Fees and expenses[3]:
Investment advisory services	579	12,312	12,328	44,808	23,472	5,559
Distribution services — Class 2	212	5,380	4,041	29,537	9,701	1,619
Distribution services — Class 3	—	—	—	400	109	—
Transfer agent services	— [4]	2	1	9	3	1
Reports to shareholders	3	76	57	464	157	23
Registration statement and prospectus	1	30	23	188	63	9
Postage, stationery and supplies	1	27	20	170	57	8
Trustees’ compensation	1	23	16	195	75	6
Auditing and legal	4	13	19	47	23	15
Custodian	11	305	408	403	1,066	322
State and local taxes	2	42	31	258	86	13
Other	2	13	23	47	31	16

Total fees and expenses before waiver	816	18,223	16,967	76,526	34,843	7,591
Less waiver of fees and expenses:
Investment advisory services	58	1,232	1,233	4,481	2,347	556

Total fees and expenses after waiver	758	16,991	15,734	72,045	32,496	7,035

Net investment income	1,399	47,427	4,710	108,246	104,485	15,000

Net realized gain (loss) and unrealized appreciation (depreciation) on investments and non-U.S. currency:
Net realized gain (loss) on:
Investments[2]	4,775	177,518	182,958	1,713,818	776,623	59,773
Non-U.S. currency transactions	(3)	84	(684)	(1,347)	3,553	(281)

	4,772	177,602	182,274	1,712,471	780,176	59,492

Net unrealized appreciation (depreciation) on:
Investments	11,688	223,934	493,089	1,058,875	269,400	142,135
Non-U.S. currency translations	(6)	56	99	(702)	(55)	13

	11,682	223,990	493,188	1,058,173	269,345	142,148

Net realized gain (loss) and unrealized appreciation (depreciation) on investments and non-U.S. currency	16,454	401,592	675,462	2,770,644	1,049,521	201,640

Net increase in net assets resulting from operations	$17,853	$449,019	$680,172	$2,878,890	$1,154,006	$216,640

1 Additional information related to non-U.S. taxes is included in the Notes to Financial Statements.
2 Additional information related to affiliated transactions is included in the Notes to Financial Statements.
3 Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
4 Amount less than one thousand.
See Notes to Financial Statements

68	American Funds Insurance Series

unaudited (dollars in thousands)

								U.S.
Blue Chip							High-	Government/
Income and	Global Growth	Growth-	Asset		Global		Income	AAA-Rated	Cash
Growth	and Income	Income	Allocation	Bond	Bond		Bond	Securities	Management
Fund	Fund	Fund	Fund	Fund	Fund		Fund	Fund	Fund

$40,807	$13,950	$219,889	$50,712	$834	$—		$880	$—	$—
9,423	4,054	88,472	71,785	115,823	1,696		46,190	17,570	11,284

50,230	18,004	308,361	122,497	116,657	1,696		47,070	17,570	11,284

8,896	3,449	36,638	12,385	7,911	192		2,942	1,512	682
5,158	1,179	28,866	8,371	4,609	67		1,138	532	387
—	—	406	68	—	—		30	28	16
1	— [4]	9	2	1	—	[4]	— [4]	— [4]	—	[4]
71	15	460	130	64	1		20	11	7
29	6	187	53	26	—	[4]	9	5	3
26	5	169	47	23	—	[4]	7	4	2
19	3	207	53	20	—	[4]	14	10	5
6	3	43	11	5	3		2	1	—	[4]
5	77	250	62	107	8		8	2	—	[4]
39	8	256	73	37	—	[4]	12	6	4
7	5	48	17	10	2		2	2	1

14,257	4,750	67,539	21,272	12,813	273		4,184	2,113	1,107

890	532	3,664	1,238	791	19		294	151	68

13,367	4,218	63,875	20,034	12,022	254		3,890	1,962	1,039

36,863	13,786	244,486	102,463	104,635	1,442		43,180	15,608	10,245

99,732	27,835	488,527	222,734	6,013	(50)		4,279	(740)	—	[4]
—	(228)	439	(327)	1,144	149		(182)	—	—

99,732	27,607	488,966	222,407	7,157	99		4,097	(740)	—	[4]

168,760	42,571	1,467,557	277,131	(54,912)	(715)		(4,604)	(9,256)	6
—	17	(247)	206	979	60		69	—	—

168,760	42,588	1,467,310	277,337	(53,933)	(655)		(4,535)	(9,256)	6

268,492	70,195	1,956,276	499,744	(46,776)	(556)		(438)	(9,996)	6

$305,355	$83,981	$2,200,762	$602,207	$57,859	$886		$42,742	$5,612	$10,251

69	American Funds Insurance Series

	Global Discovery Fund		Global Growth Fund
Statements of changes in net assets	Six months	Year ended	Six months	Year ended
	ended June 30,	December 31,	ended June 30,	December 31,
	2007[1]	2006	2007[1]	2006

Operations:
Net investment income	$1,399	$1,365	$47,427	$59,518
Net realized gain on investments and non-U.S. currency transactions	4,772	7,701	177,602	267,086
Net unrealized appreciation on investments and non-U.S. currency translations	11,682	14,780	223,990	325,522

Net increase in net assets resulting from operations	17,853	23,846	449,019	652,126

Dividends and distributions paid to shareholders:
Dividends from net investment income and non-U.S. currency gain:
Class 1	(7)	(271)	(4,843)	(2,252)
Class 2	(39)	(1,137)	(55,876)	(27,641)
Class 3	—	—	—	—

Total dividends from net investment income and non-U.S. currency gains	(46)	(1,408)	(60,719)	(29,893)

Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	(190)	(558)	(1,007)	—
Class 2	(1,133)	(2,896)	(13,287)	—
Class 3	—	—	—	—
Long-term net realized gains:
Class 1	(103)	(465)	(13,121)	—
Class 2	(620)	(2,418)	(173,088)	—
Class 3	—	—	—	—

Total distributions from net realized gain on investments	(2,046)	(6,337)	(200,503)	—

Total dividends and distributions paid to shareholders	(2,092)	(7,745)	(261,222)	(29,893)

Capital share transactions:
Class 1:
Proceeds from shares sold	2,508	3,836	82,888	53,477
Proceeds from reinvestment of dividends and distributions	300	1,294	18,971	2,252
Cost of shares repurchased	(2,362)	(2,250)	(23,294)	(25,878)

Net increase from Class 1 transactions	446	2,880	78,565	29,851

Class 2:
Proceeds from shares sold	28,689	46,346	304,377	844,863
Proceeds from reinvestment of dividends and distributions	1,792	6,451	242,251	27,641
Cost of shares repurchased	(5,821)	(4,507)	(52,922)	(54,850)

Net increase from Class 2 transactions	24,660	48,290	493,706	817,654

Class 3:
Proceeds from shares sold	—	—	—	—
Proceeds from reinvestment of dividends and distributions	—	—	—	—
Cost of shares repurchased	—	—	—	—

Net (decrease) from Class 3 transactions	—	—	—	—

Net increase in net assets resulting from capital share transactions	25,106	51,170	572,271	847,505

Total increase in net assets	40,867	67,271	760,068	1,469,738
Net assets:
Beginning of period	178,739	111,468	4,293,216	2,823,478

End of period	$219,606	$178,739	$5,053,284	$4,293,216

Undistributed (distributions in excess of) net investment income	$1,185	$(168)	$45,001	$58,293

Shares of beneficial interest:
Class 1:
Shares sold	186	309	3,338	2,469
Shares issued on reinvestment of dividends and distributions	21	101	769	113
Shares repurchased	(172)	(186)	(959)	(1,224)

Net increase (decrease) in shares outstanding	35	224	3,148	1,358

Class 2:
Shares sold	2,123	3,786	12,569	39,535
Shares issued on reinvestment of dividends and distributions	127	502	9,884	1,402
Shares repurchased	(430)	(376)	(2,197)	(2,587)

Net increase in shares outstanding	1,820	3,912	20,256	38,350

Class 3:
Shares sold	—	—	—	—
Shares issued on reinvestment of dividends and distributions	—	—	—	—
Shares repurchased	—	—	—	—

Net (decrease) in shares outstanding	—	—	—	—

1 Unaudited.
See Notes to Financial Statements

70	American Funds Insurance Series

(dollars and shares in thousands)
								Blue Chip Income
Global Small Capitalization Fund		Growth Fund		International Fund		New World Fund		and Growth Fund
Six months	Year ended	Six months	Year ended	Six months	Year ended	Six months	Year ended	Six months	Year ended
ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,	December 31,
2007[1]	2006	2007[1]	2006	2007[1]	2006	2007[1]	2006	2007[1]	2006

$4,710	$17,133	$108,246	$228,628	$104,485	$137,525	$15,000	$19,941	$36,863	$53,818
182,274	299,107	1,712,471	1,980,628	780,176	500,368	59,492	101,979	99,732	136,955
493,188	253,788	1,058,173	227,023	269,345	722,497	142,148	163,011	168,760	388,512

680,172	570,028	2,878,890	2,436,279	1,154,006	1,360,390	216,640	284,931	305,355	579,285

(5,382)	(1,490)	(10,023)	(34,631)	(3,559)	(28,625)	(2,321)	(1,693)	(2,254)	(1,925)
(62,809)	(11,446)	(38,929)	(174,167)	(14,868)	(108,664)	(20,737)	(13,873)	(51,829)	(39,240)
—	—	(763)	(3,616)	(223)	(1,878)	—	—	—	—

(68,191)	(12,936)	(49,715)	(212,414)	(18,650)	(139,167)	(23,058)	(15,566)	(54,083)	(41,165)

(5,129)	(538)	(23,434)	—	(13,679)	—	(2,014)	—	(1,063)	(613)
(65,805)	(5,511)	(113,371)	—	(67,770)	—	(19,962)	—	(28,489)	(14,642)
—	—	(2,111)	—	(991)	—	—	—	—	—
(15,875)	(11,953)	(310,646)	(21,900)	(67,908)	(14,699)	(7,335)	(777)	(3,868)	(6,818)
(203,660)	(122,408)	(1,502,851)	(127,584)	(336,431)	(54,210)	(72,699)	(6,937)	(103,658)	(162,814)
—	—	(27,987)	(2,908)	(4,920)	(1,054)	—	—	—	—

(290,469)	(140,410)	(1,980,400)	(152,392)	(491,699)	(69,963)	(102,010)	(7,714)	(137,078)	(184,887)

(358,660)	(153,346)	(2,030,115)	(364,806)	(510,349)	(209,130)	(125,068)	(23,280)	(191,161)	(226,052)

19,429	24,884	1,998,363	75,477	1,007	6,333	21,140	29,547	4,811	15,459
26,386	13,981	344,103	56,531	85,146	43,324	11,670	2,470	7,184	9,356
(21,345)	(61,177)	(889,532)	(634,730)	(130,505)	(240,979)	(15,970)	(21,658)	(12,355)	(14,648)

24,470	(22,312)	1,452,934	(502,722)	(44,352)	(191,322)	16,840	10,359	(360)	10,167

279,251	605,175	1,037,734	3,219,737	529,715	1,576,966	156,681	293,407	239,303	482,725
332,274	139,365	1,655,151	301,751	419,070	162,874	113,398	20,810	183,977	216,696
(92,981)	(172,814)	(2,363,836)	(477,546)	(162,615)	(163,789)	(36,226)	(50,811)	(95,819)	(130,490)

518,544	571,726	329,049	3,043,942	786,170	1,576,051	233,853	263,406	327,461	568,931

—	—	2,140	6,187	1,483	7,615	—	—	—	—
—	—	30,861	6,524	6,133	2,931	—	—	—	—
—	—	(46,906)	(99,810)	(12,199)	(23,044)	—	—	—	—

—	—	(13,905)	(87,099)	(4,583)	(12,498)	—	—	—	—

543,014	549,414	1,768,078	2,454,121	737,235	1,372,231	250,693	273,765	327,101	579,098

864,526	966,096	2,616,853	4,525,594	1,380,892	2,523,491	342,265	535,416	441,295	932,331

3,174,448	2,208,352	27,076,457	22,550,863	9,028,232	6,504,741	1,300,767	765,351	4,096,361	3,164,030

$4,038,974	$3,174,448	$29,693,310	$27,076,457	$10,409,124	$9,028,232	$1,643,032	$1,300,767	$4,537,656	$4,096,361

$(61,758)	$1,723	$101,777	$43,246	$101,284	$15,449	$2,869	$10,927	$36,090	$53,310

707	1,070	29,258	1,227	44	313	911	1,569	386	1,362
957	668	5,094	924	3,601	2,124	506	146	574	895
(801)	(2,682)	(12,971)	(10,324)	(5,659)	(11,857)	(719)	(1,184)	(1,005)	(1,308)

863	(944)	21,381	(8,173)	(2,014)	(9,420)	698	531	(45)	949

10,394	26,182	15,650	52,766	23,020	77,838	6,921	15,627	19,563	42,906
12,176	6,710	24,700	4,975	17,795	7,986	4,954	1,238	14,825	20,876
(3,563)	(7,671)	(35,047)	(7,881)	(7,246)	(8,194)	(1,670)	(2,831)	(7,829)	(11,663)

19,007	25,221	5,303	49,860	33,569	77,630	10,205	14,034	26,559	52,119

—	—	33	100	66	375	—	—	—	—
—	—	457	107	260	144	—	—	—	—
—	—	(698)	(1,629)	(529)	(1,144)	—	—	—	—

—	—	(208)	(1,422)	(203)	(625)	—	—	—	—

71	American Funds Insurance Series

Statements of changes in net assets

	Global Growth
	and Income Fund		Growth-Income Fund		Asset Allocation Fund
	Six months	Period ended	Six months	Year ended	Six months	Year ended
	ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,	December 31,
	2007[1]	2006[2]	2007[1]	2006	2007[1]	2006

Operations:
Net investment income	$13,786	$3,148	$244,486	$411,852	$102,463	$164,993
Net realized gain (loss) on investments and non-U.S. currency transactions	27,607	3,716	488,966	926,245	222,407	275,335
Net unrealized appreciation (depreciation) on investments and non-U.S. currency translations	42,588	50,508	1,467,310	2,133,468	277,337	488,795

Net increase in net assets resulting from operations	83,981	57,372	2,200,762	3,471,565	602,207	929,123

Dividends and distributions paid to shareholders:
Dividends from net investment income and non-U.S. currency gains:
Class 1	(12)	(271)	(17,187)	(63,674)	(4,987)	(24,341)
Class 2	(210)	(3,240)	(61,012)	(327,704)	(25,137)	(132,041)
Class 3	—	—	(1,224)	(6,935)	(270)	(1,651)

Total dividends from net investment income and non-U.S. currency gains	(222)	(3,511)	(79,423)	(398,313)	(30,394)	(158,033)

Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	(207)	—	(17,061)	(3,880)	(5,053)	—
Class 2	(3,791)	—	(69,727)	(20,518)	(28,051)	—
Class 3	—	—	(1,354)	(474)	(297)	—
Long-term net realized gains:
Class 1	—	—	(164,342)	(84,523)	(36,748)	(11,851)
Class 2	—	—	(671,642)	(447,010)	(204,006)	(72,811)
Class 3	—	—	(13,040)	(10,336)	(2,162)	(1,004)

Total distributions from net realized gain on investments	(3,998)	—	(937,166)	(566,741)	(276,317)	(85,666)

Total dividends and distributions paid to shareholders	(4,220)	(3,511)	(1,016,589)	(965,054)	(306,711)	(243,699)

Capital share transactions:
Class 1:
Proceeds from initial capitalization	—	10,000	—	—	—	—
Proceeds from shares sold	21,821	30,969	1,955,267	3,828	218,524	169,379
Proceeds from reinvestment of dividends and distributions	219	271	198,590	152,077	46,788	36,192
Cost of shares repurchased	(1,787)	(74)	(303,207)	(608,513)	(53,016)	(102,082)

Net increase (decrease) from Class 1 transactions	20,253	41,166	1,850,650	(452,608)	212,296	103,489

Class 2:
Proceeds from shares sold	579,458	585,540	1,018,813	2,849,467	367,011	777,608
Proceeds from reinvestment of dividends and distributions	4,001	3,240	802,381	795,232	257,194	204,852
Cost of shares repurchased	(609)	(1,214)	(2,135,238)	(636,700)	(63,705)	(321,253)

Net increase (decrease) from Class 2 transactions	582,850	587,566	(314,044)	3,007,999	560,500	661,207

Class 3:
Proceeds from shares sold	—	—	254	1,254	2,148	3,176
Proceeds from reinvestment of dividends and distributions	—	—	15,618	17,745	2,729	2,655
Cost of shares repurchased	—	—	(40,128)	(80,096)	(7,498)	(13,663)

Net (decrease) increase from Class 3 transactions	—	—	(24,256)	(61,097)	(2,621)	(7,832)

Net increase in net assets resulting from capital share transactions	603,103	628,732	1,512,350	2,494,294	770,175	756,864

Total increase in net assets	682,864	682,593	2,696,523	5,000,805	1,065,671	1,442,288
Net assets:
Beginning of period	682,593	—	26,904,854	21,904,049	7,517,466	6,075,178

End of period	$1,365,457	$682,593	$29,601,377	$26,904,854	$8,583,137	$7,517,466

Undistributed (distributions in excess of) net investment income	$13,156	$(408)	$242,063	$77,000	$101,447	$29,378

Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	—	1,000	—	—	—	—
Shares sold	1,925	3,083	43,748	93	11,361	9,512
Shares issued on reinvestment of dividends and distributions	18	25	4,425	3,862	2,418	2,052
Shares repurchased	(158)	(7)	(6,907)	(15,201)	(2,794)	(5,805)

Net increase (decrease) in shares outstanding	1,785	4,101	41,266	(11,246)	10,985	5,759

Class 2:
Shares sold	51,137	57,949	23,468	71,465	19,515	44,538
Shares issued on reinvestment of dividends and distributions	336	298	17,999	20,312	13,389	11,718
Shares repurchased	(52)	(126)	(48,302)	(15,943)	(3,390)	(18,153)

Net increase (decrease) in shares outstanding	51,421	58,121	(6,835)	75,834	29,514	38,103

Class 3:
Shares sold	—	—	6	31	113	183
Shares issued on reinvestment of dividends and distributions	—	—	348	452	141	151
Shares repurchased	—	—	(913)	(2,004)	(393)	(776)

Net (decrease) increase in shares outstanding	—	—	(559)	(1,521)	(139)	(442)

[1]	Unaudited.

[2]	For the period May 1, 2006, commencement of operations, through December 31, 2006.

[3]	For the period October 4, 2006, commencement of operations, through December 31, 2006.

[4]	Amount less than one thousand.
See Notes to Financial Statements

72	American Funds Insurance Series

(dollars and shares in thousands)
						U.S. Government/
Bond Fund		Global Bond Fund		High-Income Bond Fund		AAA-Rated Securities Fund		Cash Management Fund
Six months	Year ended	Six months	Period ended	Six months	Year ended	Six months	Year ended	Six months	Year ended
ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,	December 31,	Ended June 30,	December 31,	ended June 30,	December 31,
2007[1]	2006	2007[1]	2006[3]	2007[1]	2006	2007[1]	2006	2007[1]	2006

$104,635	$158,314	$1,442	$150	$43,180	$73,713	$15,608	$28,326	$10,245	$15,292

7,157	(4,416)	99	(10)	4,097	3,708	(740)	(3,537)	—[4]	—[4]

(53,933)	57,361	(655)	94	(4,535)	27,773	(9,256)	(923)	6	8

57,859	211,259	886	234	42,742	105,194	5,612	23,866	10,251	15,300

(10,644)	(7,578)	—	(79)	(16,847)	(18,213)	(8,863)	(9,348)	(3,417)	(1,903)
(145,386)	(106,551)	—	(76)	(55,048)	(41,173)	(18,441)	(14,236)	(11,364)	(4,485)
—	—	—	—	(1,767)	(2,049)	(1,265)	(1,245)	(609)	(378)

(156,030)	(114,129)	—	(155)	(73,662)	(61,435)	(28,569)	(24,829)	(15,390)	(6,766)

—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—	—	—

(156,030)	(114,129)	—	(155)	(73,662)	(61,435)	(28,569)	(24,829)	(15,390)	(6,766)

—	—	—	10,000	—	—	—	—	—	—
62,886	52,576	5,927	1,200	11,594	6,186	5,927	4,334	42,148	78,397
10,644	7,578	—	79	16,847	18,213	8,863	9,348	3,417	1,903
(8,316)	(19,886)	(357)	—[4]	(21,271)	(52,667)	(18,056)	(47,068)	(35,176)	(59,631)

65,214	40,268	5,570	11,279	7,170	(28,268)	(3,266)	(33,386)	10,389	20,669

666,726	923,008	89,249	15,491	135,068	199,599	60,565	74,330	190,462	260,270
145,386	106,551	—	76	55,048	41,173	18,441	14,236	11,364	4,485
(30,042)	(57,649)	(2,498)	(98)	(16,616)	(28,107)	(13,093)	(27,041)	(101,471)	(141,648)

782,070	971,910	86,751	15,469	173,500	212,665	65,913	61,525	100,355	123,107

—	—	—	—	1,316	2,705	2,302	2,168	10,962	23,065
—	—	—	—	1,767	2,049	1,265	1,245	609	378
—	—	—	—	(4,984)	(10,123)	(4,864)	(10,244)	(9,706)	(21,422)

—	—	—	—	(1,901)	(5,369)	(1,297)	(6,831)	1,865	2,021

847,284	1,012,178	92,321	26,748	178,769	179,028	61,350	21,308	112,609	145,797

749,113	1,109,308	93,207	26,827	147,849	222,787	38,393	20,345	107,470	154,331

3,603,777	2,494,469	26,827	—	1,159,081	936,294	652,404	632,059	397,950	243,619

$4,352,890	$3,603,777	$120,034	$26,827	$1,306,930	$1,159,081	$690,797	$652,404	$505,420	$397,950

$102,874	$154,269	$1,436	$(6)	$41,251	$71,733	$15,382	$28,343	$10,060	$15,205

—	—	—	1,000	—	—	—	—	—	—
5,338	4,625	573	116	873	498	494	370	3,587	6,852
936	691	—	8	1,324	1,518	777	826	297	168
(705)	(1,746)	(34)	— [4]	(1,603)	(4,196)	(1,515)	(4,006)	(2,996)	(5,209)

5,569	3,570	539	1,124	594	(2,180)	(244)	(2,810)	888	1,811

57,242	81,863	8,645	1,514	10,255	16,013	5,115	6,368	16,300	22,823
12,900	9,793	—	7	4,362	3,457	1,626	1,264	993	398
(2,570)	(5,122)	(242)	(9)	(1,283)	(2,248)	(1,112)	(2,323)	(8,699)	(12,425)

67,572	86,534	8,403	1,512	13,334	17,222	5,629	5,309	8,594	10,796

—	—	—	—	100	219	191	185	933	2,015
—	—	—	—	139	171	111	110	53	34
—	—	—	—	(377)	(804)	(411)	(869)	(829)	(1,876)

—	—	—	—	(138)	(414)	(109)	(574)	157	173

73	American Funds Insurance Series

Notes to financial statements	unaudited
1. Organization and significant accounting policies
Organization — American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 15 different funds. The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:
Global Discovery Fund — Long-term growth of capital by investing primarily in stocks of companies in the services and information area of the global economy.
Global Growth Fund — Long-term growth of capital by investing primarily in common stocks of companies located around the world.
Global Small Capitalization Fund — Long-term growth of capital by investing primarily in stocks of smaller companies located around the world.
Growth Fund — Long-term growth of capital by investing primarily in common stocks of companies that offer opportunities for growth of capital.
International Fund — Long-term growth of capital by investing primarily in common stocks of companies located outside the United States.
New World Fund — Long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.
Blue Chip Income and Growth Fund — To produce income exceeding the average yield on U.S. stocks and to provide an opportunity for growth of principal.
Global Growth and Income Fund — Long-term growth of capital and current income by investing primarily in stocks of well-established companies located around the world.
Growth-Income Fund — Growth of capital and income by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.
Asset Allocation Fund — High total return (including income and capital gains) consistent with long-term preservation of capital.
Bond Fund — As high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.
Global Bond Fund — A high level of total return consistent with prudent management by investing primarily in investment-grade bonds issued by entities based around the world and denominated in various currencies, including U.S. dollars.
High-Income Bond Fund — High current income and, secondarily, capital appreciation by investing primarily in intermediate and long-term corporate obligations, with emphasis on higher yielding, higher risk, lower rated or unrated securities.
U.S. Government/AAA-Rated Securities Fund — A high level of current income consistent with prudent investment risk and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. government and other debt securities rated AAA or Aaa.
Cash Management Fund — High current yield while preserving capital by investing in a diversified selection of high-quality money market instruments.
Each fund offers two or three share classes (1, 2 and 3). Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

74	American Funds Insurance Series

Significant accounting policies — The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the series:
Security valuation — Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the funds to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.
Security transactions and related investment income — Security transactions are recorded by the series as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the series will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class.
Dividends and distributions to shareholders — Dividends and distributions paid to shareholders are recorded on the ex-dividend date.
Non-U.S. currency translation — Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.
Forward currency contracts — The series may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The series enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the series could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the series values

75	American Funds Insurance Series

forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The series records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Mortgage dollar rolls — The series may enter into mortgage dollar roll transactions in which a fund in the series sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.
Loan transactions — The series may enter into loan transactions in which a fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal. Risks may arise due to the delayed settlement date of the loan transaction and the ability of the agent and/or borrower to meet the obligations of the loan.
2. Non-U.S. investments
Investment risk — The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.
Taxation — Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
3. Federal income taxation and distributions
The series complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The series is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
The series adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, on June 29, 2007. The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the funds.
As of and during the period ended June 30, 2007, the funds did not have a liability for any unrecognized tax benefits. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the funds did not incur any interest or penalties.
All of the funds, with the exception of Global Growth and Income Fund and of Global Bond Fund, are not subject to examination by U.S. federal tax authorities for tax years before 2003, nor by state tax authorities for tax years before 2002. Global Growth and Income Fund and Global Bond Fund were each launched in 2006; therefore, their only tax year, 2006, remains open for U.S. federal and state tax authorities. The following funds are not subject to examination by non-U.S. tax authorities for the tax years indicated: Global Small Capitalization Fund, International Fund and New World Fund for tax years before 2001; Global Growth Fund for tax years before 2002; Global Discovery Fund for tax years before 2004; and Growth Fund for tax years before 2005. All other funds are not subject to examination by non-U.S. tax authorities.
Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; amortization of premiums; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

76	American Funds Insurance Series

As indicated in the table below and on the following page, four funds in the series had capital loss carryforwards available at June 30, 2007. These will be used to offset any capital gains realized by the funds in future years through the expiration dates. The funds will not make distributions from capital gains while capital loss carryforwards remain.
The components of distributable earnings on a tax basis are reported as of December 31, 2006, the funds’ most recent year-end. Tax basis unrealized appreciation (depreciation) and cost of investments are reported as of June 30, 2007.
Additional tax basis disclosures are as follows:

	(dollars in thousands)
							Blue Chip
	Global	Global	Global Small			New	Income
	Discovery	Growth	Capitalization	Growth	International	World	and Growth
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

As of December 31, 2006:
Undistributed ordinary income	$1,302	$74,162	$138,438	$187,246	$99,193	$44,694	$82,082
Post-October non-U.S. currency loss deferrals (realized during the period November 1, 2006, through December 31, 2006)*	(4)	(278)	(161)	—	(1,429)	(85)	—
Undistributed long-term capital gain	694	185,782	218,971	1,840,600	408,417	79,839	106,861
Post-October capital loss deferrals (realized during the period November 1, 2006, through December 31, 2006)*	—	—	—	—	—	—	—
Capital loss carryforwards	—	—	—	—	—	—	—

As of June 30, 2007:
Gross unrealized appreciation on investment securities	$42,931	$1,183,572	$1,304,501	$7,076,451	$2,745,095	$482,364	$921,487
Gross unrealized depreciation on investment securities	(1,206)	(59,853)	(122,198)	(342,114)	(97,781)	(7,189)	(19,103)

Net unrealized appreciation on investment securities	$41,725	$1,123,719	$1,182,303	$6,734,337	$2,647,314	$475,175	$902,384

Cost of investment securities	$177,199	$3,957,414	$2,856,114	$22,658,606	$7,840,335	$1,152,636	$3,635,504

For footnotes, please see end of table.

77	American Funds Insurance Series

	(dollars in thousands)
	Global						U.S. Government/
	Growth	Growth-	Asset			High-	AAA-Rated	Cash
	and Income	Income	Allocation	Bond	Global Bond	Income Bond	Securities	Management
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

As of December 31, 2006:
Undistributed ordinary income	$3,953	$164,940	$61,928	$154,731	$—	$73,341	$28,407	$15,237
Post-October non-U.S. currency loss deferrals (realized during the period November 1, 2006, through December 31, 2006)*	(101)	(158)	(165)	—	(24)	(298)	—	—
Undistributed long-term capital gain	—	847,610	242,044	—	—	—	—	—
Post-October capital loss deferrals (realized during the period November 1, 2006, through December 31, 2006)*	—	—	—	—	—	(2,249)	(18)	—

Capital loss carryforwards:
Expiring 2007	—	—	—	$—	—	$—	$737	$—
Expiring 2008	—	—	—	—	—	—	4,040	—
Expiring 2009	—	—	—	—	—	43,714	—	—
Expiring 2010	—	—	—	—	—	50,900	—	— †
Expiring 2011	—	—	—	3,029	—	35,517	—	—
Expiring 2012	—	—	—	—	—	—	—	3
Expiring 2013	—	—	—	588	—	—	—	1
Expiring 2014	—	—	—	808	—	—	4,453	— †

	—	—	—	$4,425	—	$130,131	$9,230	$4

As of June 30, 2007:
Gross unrealized appreciation on investment securities	$119,931	$7,069,302	$1,655,716	$49,148	$667	$46,955	$740	$17
Gross unrealized depreciation on investment securities	(27,364)	(224,194)	(97,259)	(53,199)	(1,342)	(18,701)	(9,102)	—

Net unrealized appreciation (depreciation) on investment securities	$92,567	$6,845,108	$1,558,457	$(4,051)	$(675)	$28,254	$(8,362)	$17

Cost of investment securities	$1,255,590	$22,771,853	$7,030,196	$4,306,163	$123,165	$1,256,914	$735,591	$504,868

* These deferrals are considered incurred in the subsequent year.

† Amount less than one thousand.

78	American Funds Insurance Series

4. Fees and transactions with related parties
Capital Research and Management Company (“CRMC”), the series’ investment adviser, is the parent company of American Funds Service CompanySM (“AFS”), the series’ transfer agent, and American Funds Distributors,SM Inc. (“AFD”), the principal underwriter of the series’ shares.
Investment advisory services — The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase.
During the six months ended June 30, 2007, CRMC voluntarily reduced investment advisory service fees to proposed rates for Global Growth Fund and Global Growth and Income Fund. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended June 30, 2007, total aggregate investment advisory services fees waived by CRMC were $17,554,000. As a result, the aggregate fees shown on the accompanying financial statements of $173,665,000 were reduced to $156,111,000. The range of rates and asset levels and the current annualized rates of average net assets for the series, before and after the expense waiver, are as follows:

					For the six months	For the six months
	Rates		Net asset level (in billions)		ended June 30, 2007,	ended June 30, 2007,
Fund	Beginning with	Ending with	Up to	In excess of	before waiver	after waiver

Global Discovery	.580%	.440%	$.5	$1.0	.58%	.52%
Global Growth	.690	.480	.6	3.0	.53	.47
Global Small Capitalization	.800	.650	.6	3.0	.71	.64
Growth	.500	.285	.6	27.0	.32	.29
International	.690	.430	.5	21.0	.49	.45
New World	.850	.660	.5	1.5	.78	.70
Blue Chip Income and Growth	.500	.370	.6	4.0	.42	.38
Global Growth and Income	.690		all		.69	.59
Growth-Income	.500	.222	.6	27.0	.26	.24
Asset Allocation	.500	.250	.6	8.0	.31	.28
Bond	.480	.360	.6	3.0	.40	.36
Global Bond	.570		all		.57	.52
High-Income Bond	.500	.420	.6	2.0	.48	.43
U.S. Government/AAA-Rated Securities	.460	.340	.6	2.0	.45	.40
Cash Management	.320		all		.32	.29
Transfer agent services — The aggregate fee of $29,000 was incurred during the six months ended June 30, 2007, pursuant to an agreement with AFS. Under this agreement, the series compensates AFS for transfer agent services, including shareholder recordkeeping, communications and transaction processing.
Deferred trustees’ compensation — Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the series, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the series and vary according to the total returns of the selected funds. Trustees’ compensation of $647,000, shown on the accompanying financial statements, includes $348,000 in current fees (either paid in cash or deferred) and a net increase of $299,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the series.
5. Distribution services
The series has adopted plans of distribution for Class 2 and 3 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on average daily net assets, of 0.25% for Class 2 and 0.18% for Class 3 to pay service fees to firms that have entered into agreements with the series. During the six months ended June 30, 2007, distribution expenses under the plans for the series aggregated $100,797,000 for Class 2 and $1,057,000 for Class 3. Class 1 shares have not adopted a plan of distribution.

79	American Funds Insurance Series

6. Investment transactions and other disclosures
As of June 30, 2007, Asset Allocation Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund had open forward currency contracts to purchase or sell non-U.S. currencies as follows:

		(amounts in thousands)
				U.S. valuations at
		Contract amount		June 30, 2007
					Unrealized
					appreciation
Fund	Non-U.S. currency contracts	Non-U.S.	U.S.	Amount	(depreciation)

Purchases:
Bond	Euros, expiring 8/14/2007	€15,666	$21,187	$21,239	$52
Global Bond	Euros, expiring 7/17–10/2/2007	€4,960	6,728	6,728	— *
Global Bond	Japanese yen, expiring 9/12/2007	¥22,945	191	188	(3)
Global Bond	Canadian dollars, expiring 7/19/2007	C$739	656	696	40
Global Bond	Swiss francs, expiring 9/28/2007	CHF2,437	2,000	2,009	9
Sales:
Asset Allocation	Euros, expiring 7/18–9/28/2007	€1,419	1,919	1,922	(3)
Bond	Euros, expiring 9/14/2007	€3,620	4,835	4,912	(77)
Bond	Japanese yen, expiring 9/5–9/6/2007	¥2,468,632	21,486	20,220	1,266
High-Income Bond	Euros, expiring 7/18–9/28/2007	€2,497	3,349	3,387	(38)

* Amount less than one thousand.
The following table presents additional information for the six months ended June 30, 2007:

	(dollars in thousands)

							Blue Chip
	Global	Global	Global Small			New	Income
	Discovery	Growth	Capitalization	Growth	International	World	and Growth
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Purchases of investment securities*	$56,197	$1,073,248	$932,376	$5,592,231	$3,187,189	$386,518	$586,448
Sales of investment securities*	32,761	734,372	786,502	7,205,207	2,259,816	226,411	475,431
Non-U.S taxes on dividend income	162	4,689	1,249	6,089	17,191	1,626	441
Non-U.S taxes on realized gains	—	724	—	1,155	—	295	—
Non-U.S taxes provided on unrealized gains as of June 30, 2007	—	1,378	322	301	3,958	1,376	—
Dividends from affiliated issuers	—	—	282	406	—	—	—
Net realized gain from affiliated issuers	—	—	15,551	—	—	—	—

	(dollars in thousands)
	Global						U.S Government/
	Growth	Growth-	Asset			High-Income	AAA-Rated	Cash
	and Income	Income	Allocation	Bond	Global Bond	Bond	Securities	Management
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Purchases of investment securities*	$695,546	$3,522,780	$2,180,478	$1,460,347	$110,539	$315,703	$362,045	$1,830,542
Sales of investment securities*	139,622	2,444,519	1,319,022	728,271	25,123	192,010	297,431	1,733,373
Non-U.S taxes on dividend income	1,036	6,053	1,121	—	—	—	—	—
Non-U.S taxes on interest income	—	—	19	78	11	17	—	—
* Excludes short-term securities, except for Cash Management Fund.

80	American Funds Insurance Series

Financial highlights1

		Income (loss) from
		investment operations[2]			Dividends and distributions
			Net gains										Ratio of
			(losses) on								Ratio of	Ratio of	net income
	Net asset		securities		Dividends		Total				expenses to	expenses to	(loss)
	value,	Net	(both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net	average net	to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before	assets after	net
Period ended	of period	income (loss)	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver	waiver[3]	assets[3]

Global Discovery Fund

Class 1
6/30/07[4]	$13.05	$.11	$1.11	$1.22	$— [5]	$(.13)	$(.13)	$14.14	9.39%	$31	.61%[6]	.55%[6]	1.60%[6]
12/31/06	11.63	.15	1.89	2.04	(.13)	(.49)	(.62)	13.05	17.66	28	.62	.56	1.19
12/31/05	10.79	.14	1.05	1.19	(.11)	(.24)	(.35)	11.63	11.07	22	.61	.56	1.27
12/31/04	9.94	.08	.98	1.06	(.09)	(.12)	(.21)	10.79	10.72	20	.61	.60	.81
12/31/03	7.26	.05	2.67	2.72	(.04)	—	(.04)	9.94	37.41	17	.61	.61	.55
12/31/02	9.30	.06	(2.05)	(1.99)	(.05)	—	(.05)	7.26	(21.41)	10	.61	.61	.69
Class 2
6/30/07[4]	13.00	.09	1.11	1.20	— [5]	(.13)	(.13)	14.07	9.27	189	.86 [6]	.80 [6]	1.37 [6]
12/31/06	11.59	.11	1.89	2.00	(.10)	(.49)	(.59)	13.00	17.41	151	.87	.81	.94
12/31/05	10.76	.11	1.05	1.16	(.09)	(.24)	(.33)	11.59	10.80	89	.86	.81	1.04
12/31/04	9.92	.06	.97	1.03	(.07)	(.12)	(.19)	10.76	10.43	51	.86	.85	.60
12/31/03	7.25	.02	2.67	2.69	(.02)	—	(.02)	9.92	37.11	24	.86	.86	.28
12/31/02	9.30	.04	(2.05)	(2.01)	(.04)	—	(.04)	7.25	(21.67)	9	.86	.86	.48

Global Growth Fund

Class 1
6/30/07[4]	$23.44	$.28	$2.12	$2.40	$(.35)	$(1.02)	$(1.37)	$24.47	10.22%	$367	.56%[6]	.50%[6]	2.29%[6]
12/31/06	19.63	.41	3.62	4.03	(.22)	—	(.22)	23.44	20.73	278	.58	.53	1.95
12/31/05	17.31	.28	2.19	2.47	(.15)	—	(.15)	19.63	14.37	206	.62	.57	1.56
12/31/04	15.30	.18	1.92	2.10	(.09)	—	(.09)	17.31	13.80	202	.65	.64	1.15
12/31/03	11.35	.12	3.91	4.03	(.08)	—	(.08)	15.30	35.63	188	.70	.70	.94
12/31/02	13.42	.09	(2.02)	(1.93)	(.14)	—	(.14)	11.35	(14.46)	152	.71	.71	.73
Class 2
6/30/07[4]	23.29	.25	2.11	2.36	(.31)	(1.02)	(1.33)	24.32	10.09	4,686	.81 [6]	.75 [6]	2.04 [6]
12/31/06	19.52	.36	3.59	3.95	(.18)	—	(.18)	23.29	20.43	4,015	.83	.78	1.71
12/31/05	17.23	.23	2.18	2.41	(.12)	—	(.12)	19.52	14.07	2,617	.87	.82	1.30
12/31/04	15.25	.14	1.91	2.05	(.07)	—	(.07)	17.23	13.49	1,796	.90	.89	.92
12/31/03	11.32	.09	3.89	3.98	(.05)	—	(.05)	15.25	35.27	1,082	.95	.95	.68
12/31/02	13.38	.06	(2.01)	(1.95)	(.11)	—	(.11)	11.32	(14.64)	592	.96	.96	.48

Global Small Capitalization Fund

Class 1
6/30/07[4]	$24.87	$.06	$5.21	$5.27	$(.55)	$(2.16)	$(2.71)	$27.43	21.14%	$296	.74%[6]	.67%[6]	.49%[6]
12/31/06	21.29	.19	4.74	4.93	(.14)	(1.21)	(1.35)	24.87	24.35	247	.77	.69	.82
12/31/05	17.14	.13	4.23	4.36	(.21)	—	(.21)	21.29	25.66	231	.79	.73	.72
12/31/04	14.15	.02	2.97	2.99	—	—	—	17.14	21.13	193	.81	.80	.15
12/31/03	9.27	—5	4.97	4.97	(.09)	—	(.09)	14.15	53.92	163	.83	.83	(.03)
12/31/02	11.52	—5	(2.15)	(2.15)	(.10)	—	(.10)	9.27	(18.83)	108	.84	.84	.04
Class 2
6/30/07[4]	24.64	.03	5.15	5.18	(.50)	(2.16)	(2.66)	27.16	20.97	3,743	.99 [6]	.92 [6]	.25 [6]
12/31/06	21.12	.14	4.70	4.84	(.11)	(1.21)	(1.32)	24.64	24.05	2,927	1.02	.94	.61
12/31/05	17.02	.09	4.19	4.28	(.18)	—	(.18)	21.12	25.35	1,977	1.04	.97	.49
12/31/04	14.08	(.01)	2.95	2.94	—	—	—	17.02	20.88	1,198	1.06	1.05	(.07)
12/31/03	9.23	(.03)	4.95	4.92	(.07)	—	(.07)	14.08	53.53	665	1.08	1.08	(.28)
12/31/02	11.48	(.02)	(2.15)	(2.17)	(.08)	—	(.08)	9.23	(19.05)	290	1.09	1.09	(.20)
For footnotes, please see end of table.

81	American Funds Insurance Series

		Income (loss) from
		investment operations[2]				Dividends and distributions
			Net gains
			(losses) on								Ratio of		Ratio of		Ratio of
	Net asset		securities		Dividends		Total				expenses to		expenses to		net income
	value,	Net	(both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net		average net		to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before		assets after		net
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver		waiver[3]		assets[3]

Growth Fund

Class 1
6/30/07[4]	$64.51	$.34	$6.65	$6.99	$(.14)	$(4.73)	$(4.87)	$66.63	10.74%	$5,043	.33%[6]		.30%[6]		1.01%
12/31/06	59.36	.70	5.46	6.16	(.63)	(.38)	(1.01)	64.51	10.48	3,503	.34		.31		1.14
12/31/05	51.39	.46	8.00	8.46	(.49)	—	(.49)	59.36	16.50	3,709	.35		.32		.87
12/31/04	45.74	.32	5.51	5.83	(.18)	—	(.18)	51.39	12.75	3,744	.36		.36		.68
12/31/03	33.47	.16	12.26	12.42	(.15)	—	(.15)	45.74	37.15	3,877	.39		.39		.41
12/31/02	44.30	.12	(10.87)	(10.75)	(.08)	—	(.08)	33.47	(24.27)	3,195	.40		.40		.30
Class 2
6/30/07[4]	64.08	.24	6.62	6.86	(.12)	(4.73)	(4.85)	66.09	10.60	24,198	.58	[6]	.55	[6]	.73	[6]
12/31/06	58.98	.54	5.43	5.97	(.49)	(.38)	(.87)	64.08	10.22	23,122	.59		.56		.89
12/31/05	51.10	.34	7.92	8.26	(.38)	—	(.38)	58.98	16.19	18,343	.60		.57		.64
12/31/04	45.50	.23	5.45	5.68	(.08)	—	(.08)	51.10	12.50	12,055	.61		.61		.50
12/31/03	33.29	.06	12.19	12.25	(.04)	—	(.04)	45.50	36.80	7,107	.64		.64		.16
12/31/02	44.09	.03	(10.82)	(10.79)	(.01)	—	(.01)	33.29	(24.46)	3,009	.65		.65		.07
Class 3
6/30/07[4]	64.50	.27	6.65	6.92	(.12)	(4.73)	(4.85)	66.57	10.65	452	.51	[6]	.486		.80	[6]
12/31/06	59.34	.59	5.46	6.05	(.51)	(.38)	(.89)	64.50	10.29	451	.52		.49		.95
12/31/05	51.38	.37	7.98	8.35	(.39)	—	(.39)	59.34	16.28	499	.53		.50		.69
12/31/04[7]	47.74	.24	3.50	3.74	(.10)	—	(.10)	51.38	7.85	516	.54	[6]	.536		.54	[6]

International Fund

Class 1
6/30/07[4]	$22.01	$.27	$2.54	$2.81	$(.05)	$(1.17)	$(1.22)	$23.60	12.76%	$1,720	.52%[6]		.48%[6]		2.37%
12/31/06	18.96	.41	3.21	3.62	(.38)	(.19)	(.57)	22.01	19.33	1,648	.54		.49		1.99
12/31/05	15.82	.32	3.11	3.43	(.29)	—	(.29)	18.96	21.75	1,599	.57		.52		1.92
12/31/04	13.41	.22	2.41	2.63	(.22)	—	(.22)	15.82	19.66	1,495	.60		.59		1.54
12/31/03	10.07	.15	3.38	3.53	(.19)	—	(.19)	13.41	35.12	1,431	.63		.63		1.40
12/31/02	12.02	.15	(1.90)	(1.75)	(.20)	—	(.20)	10.07	(14.58)	1,236	.63		.63		1.35
Class 2
6/30/07[4]	21.94	.24	2.53	2.77	(.04)	(1.17)	(1.21)	23.50	12.62	8,565	.77	[6]	.73	[6]	2.15	[6]
12/31/06	18.92	.35	3.20	3.55	(.34)	(.19)	(.53)	21.94	18.98	7,260	.79		.74		1.72
12/31/05	15.79	.28	3.11	3.39	(.26)	—	(.26)	18.92	21.50	4,790	.82		.77		1.64
12/31/04	13.39	.18	2.41	2.59	(.19)	—	(.19)	15.79	19.32	2,752	.84		.83		1.27
12/31/03	10.05	.12	3.37	3.49	(.15)	—	(.15)	13.39	34.85	1,385	.88		.88		1.08
12/31/02	11.97	.12	(1.89)	(1.77)	(.15)	—	(.15)	10.05	(14.84)	636	.88		.88		1.05
Class 3
6/30/07[4]	22.00	.25	2.53	2.78	(.04)	(1.17)	(1.21)	23.57	12.64	124	.70	[6]	.66	[6]	2.19	[6]
12/31/06	18.96	.37	3.20	3.57	(.34)	(.19)	(.53)	22.00	19.07	120	.72		.67		1.81
12/31/05	15.82	.29	3.11	3.40	(.26)	—	(.26)	18.96	21.54	116	.75		.70		1.74
12/31/04[7]	13.76	.20	2.05	2.25	(.19)	—	(.19)	15.82	16.45	115	.77	[6]	.77	[6]	1.45	[6]

New World Fund

Class 1
6/30/07[4]	$21.56	$.26	$3.22	$3.48	$(.39)	$(1.56)	$(1.95)	$23.09	16.11%	$151	.84%[6]		.76%[6]		2.31%
12/31/06	16.67	.41	4.95	5.36	(.32)	(.15)	(.47)	21.56	32.88	126	.88		.80		2.19
12/31/05	13.96	.33	2.58	2.91	(.20)	—	(.20)	16.67	21.10	88	.92		.85		2.22
12/31/04	11.99	.23	2.01	2.24	(.27)	—	(.27)	13.96	19.07	63	.93		.92		1.81
12/31/03	8.76	.21	3.21	3.42	(.19)	—	(.19)	11.99	39.56	47	.92		.92		2.15
12/31/02	9.44	.20	(.70)	(.50)	(.18)	—	(.18)	8.76	(5.45)	35	.91		.91		2.14
Class 2
6/30/07[4]	21.40	.23	3.19	3.42	(.35)	(1.56)	(1.91)	22.91	15.95	1,492	1.09	[6]	1.01	[6]	2.08	[6]
12/31/06	16.56	.36	4.92	5.28	(.29)	(.15)	(.44)	21.40	32.59	1,175	1.13		1.05		1.93
12/31/05	13.89	.29	2.56	2.85	(.18)	—	(.18)	16.56	20.74	677	1.17		1.10		1.97
12/31/04	11.94	.19	2.01	2.20	(.25)	—	(.25)	13.89	18.80	373	1.18		1.17		1.57
12/31/03	8.73	.19	3.19	3.38	(.17)	—	(.17)	11.94	39.18	224	1.17		1.17		1.90
12/31/02	9.41	.18	(.70)	(.52)	(.16)	—	(.16)	8.73	(5.66)	124	1.16		1.16		1.89

82	American Funds Insurance Series

		Income (loss) from
		investment operations[2]			Dividends and distributions
			Net gains
			(losses) on								Ratio of	Ratio of	Ratio of
	Net asset		securities		Dividends		Total				expenses to	expenses to	net income
	value,	Net	(both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net	average net	to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before	assets after	net
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver	waiver[3]	assets[3]

Blue Chip Income and Growth Fund

Class 1
6/30/07[4]	$11.97	$.12	$.78	$.90	$(.18)	$(.39)	$(.57)	$12.30	7.36%	$163	.42%[6]	.38%[6]	1.96%[6]
12/31/06	10.91	.20	1.63	1.83	(.16)	(.61)	(.77)	11.97	17.73	159	.43	.39	1.75
12/31/05	10.26	.18	.59	.77	(.12)	—	(.12)	10.91	7.57	135	.45	.41	1.73
12/31/04	9.41	.15	.78	.93	(.08)	—	(.08)	10.26	9.94	129	.46	.46	1.60
12/31/03	7.17	.13	2.11	2.24	—	—	—	9.41	31.24	107	.52	.50	1.67
12/31/02	9.43	.16	(2.32)	(2.16)	(.10)	—	(.10)	7.17	(22.93)	54	.52	.52	1.89
Class 2
6/30/07[4]	11.87	.11	.77	.88	(.15)	(.39)	(.54)	12.21	7.31	4,375	.67[6]	.63[6]	1.71[6]
12/31/06	10.83	.17	1.61	1.78	(.13)	(.61)	(.74)	11.87	17.42	3,937	.68	.64	1.50
12/31/05	10.20	.15	.58	.73	(.10)	—	(.10)	10.83	7.24	3,029	.70	.66	1.48
12/31/04	9.36	.13	.78	.91	(.07)	—	(.07)	10.20	9.74	2,349	.71	.70	1.37
12/31/03	7.16	.11	2.09	2.20	—	—	—	9.36	30.73	1,490	.76	.74	1.41
12/31/02	9.41	.14	(2.30)	(2.16)	(.09)	—	(.09)	7.16	(23.07)	426	.77	.77	1.76

Global Growth and Income[8]

Class 1
6/30/07[4]	$10.98	$.17	$.75	$.92	$— [5]	$(.04)	$(.04)	$11.86	8.36%	$70	.71%[6]	.61%[6]	2.93%[6]
12/31/06	10.00	.14	.91	1.05	(.07)	—	(.07)	10.98	10.49	45	.72[6]	.65[6]	2.10[6]
Class 2
6/30/07[4]	10.97	.16	.74	.90	— [5]	(.04)	(.04)	11.83	8.18	1,295	.96[6]	.86[6]	2.75[6]
12/31/06	10.00	.11	.92	1.03	(.06)	—	(.06)	10.97	10.30	638	.97[6]	.90[6]	1.64[6]

Growth-Income Fund

Class 1
6/30/07[4]	$42.43	$.44	$3.07	$3.51	$(.14)	$(1.45)	$(1.59)	$44.35	8.21%	$5,759	.27%[6]	.25%[6]	2.00%[6]
12/31/06	38.31	.77	5.03	5.80	(.72)	(.96)	(1.68)	42.43	15.51	3,759	.28	.25	1.92
12/31/05	36.81	.62	1.61	2.23	(.58)	(.15)	(.73)	38.31	6.08	3,825	.29	.27	1.68
12/31/04	33.61	.48	3.09	3.57	(.37)	—	(.37)	36.81	10.66	4,213	.31	.30	1.39
12/31/03	25.63	.42	7.96	8.38	(.40)	—	(.40)	33.61	32.76	4,402	.34	.34	1.45
12/31/02	31.70	.41	(6.16)	(5.75)	(.32)	—	(.32)	25.63	(18.15)	3,741	.35	.35	1.43
Class 2
6/30/07[4]	42.19	.37	3.06	3.43	(.12)	(1.45)	(1.57)	44.05	8.07	23,389	.52[6]	.50[6]	1.70[6]
12/31/06	38.12	.67	4.99	5.66	(.63)	(.96)	(1.59)	42.19	15.20	22,688	.53	.50	1.67
12/31/05	36.64	.53	1.60	2.13	(.50)	(.15)	(.65)	38.12	5.83	17,608	.54	.52	1.44
12/31/04	33.48	.41	3.06	3.47	(.31)	—	(.31)	36.64	10.37	13,105	.56	.55	1.19
12/31/03	25.52	.34	7.92	8.26	(.30)	—	(.30)	33.48	32.43	7,824	.59	.59	1.18
12/31/02	31.58	.35	(6.14)	(5.79)	(.27)	—	(.27)	25.52	(18.34)	3,632	.60	.60	1.22
Class 3
6/30/07[4]	42.42	.39	3.08	3.47	(.12)	(1.45)	(1.57)	44.32	8.14	453	.45[6]	.43[6]	1.78[6]
12/31/06	38.31	.70	5.01	5.71	(.64)	(.96)	(1.60)	42.42	15.30	458	.46	.43	1.74
12/31/05	36.80	.56	1.61	2.17	(.51)	(.15)	(.66)	38.31	5.88	471	.47	.45	1.50
12/31/04[7]	34.64	.41	2.07	2.48	(.32)	—	(.32)	36.80	7.18	537	.49[6]	.48[6]	1.24[6]
For footnotes, please see end of table.

83	American Funds Insurance Series

		Income (loss) from
		investment operations[2]			Dividends and distributions
			Net gains
			(losses) on								Ratio of	Ratio of	Ratio of
	Net asset		securities		Dividends		Total				expenses to	expenses to	net income
	value,	Net	(both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net	average net	to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before	assets after	net
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver	waiver[3]	assets[3]

Asset Allocation Fund

Class 1
6/30/07[4]	$18.34	$.26	$1.21	$1.47	$(.08)	$(.64)	$(.72)	$19.09	7.93%	$1,333	.32%[6]	.29%[6]	2.79%[6]
12/31/06	16.56	.47	1.97	2.44	(.43)	(.23)	(.66)	18.34	14.96	1,079	.33	.30	2.67
12/31/05	15.49	.41	1.05	1.46	(.39)	—	(.39)	16.56	9.45	879	.35	.32	2.57
12/31/04	14.58	.39	.84	1.23	(.32)	—	(.32)	15.49	8.50	899	.38	.37	2.64
12/31/03	12.23	.41	2.29	2.70	(.35)	—	(.35)	14.58	22.14	911	.42	.42	3.12
12/31/02	14.30	.45	(2.19)	(1.74)	(.33)	—	(.33)	12.23	(12.19)	797	.45	.45	3.31
Class 2
6/30/07[4]	18.23	.24	1.19	1.43	(.07)	(.64)	(.71)	18.95	7.77	7,173	.57[6]	.54 [6]	2.55[6]
12/31/06	16.47	.42	1.96	2.38	(.39)	(.23)	(.62)	18.23	14.66	6,362	.58	.55	2.42
12/31/05	15.42	.37	1.04	1.41	(.36)	—	(.36)	16.47	9.14	5,120	.60	.57	2.31
12/31/04	14.51	.36	.84	1.20	(.29)	—	(.29)	15.42	8.34	3,797	.62	.62	2.42
12/31/03	12.18	.37	2.27	2.64	(.31)	—	(.31)	14.51	21.74	2,314	.67	.67	2.81
12/31/02	14.25	.42	(2.18)	(1.76)	(.31)	—	(.31)	12.18	(12.38)	1,056	.70	.70	3.11
Class 3
6/30/07[4]	18.34	.25	1.19	1.44	(.07)	(.64)	(.71)	19.07	7.78	77	.50[6]	.47[6]	2.62[6]
12/31/06	16.56	.44	1.97	2.41	(.40)	(.23)	(.63)	18.34	14.75	76	.51	.48	2.49
12/31/05	15.49	.38	1.05	1.43	(.36)	—	(.36)	16.56	9.26	76	.53	.50	2.39
12/31/04[7]	14.85	.36	.58	.94	(.30)	—	(.30)	15.49	6.38	81	.55[6]	.55[6]	2.50[6]

Bond Fund

Class 1
6/30/07[4]	$11.64	$.32	$(.12)	$.20	$(.45)	—	$(.45)	$11.39	1.70%	$288	.42%[6]	.38%[6]	5.54%[6]
12/31/06	11.31	.63	.17	.80	(.47)	—	(.47)	11.64	7.31	230	.43	.39	5.54
12/31/05	11.57	.60	(.40)	.20	(.46)	—	(.46)	11.31	1.77	182	.44	.40	5.30
12/31/04	11.34	.56	.10	.66	(.43)	—	(.43)	11.57	6.04	195	.45	.44	4.94
12/31/03	10.41	.57	.78	1.35	(.42)	—	(.42)	11.34	13.07	213	.47	.47	5.19
12/31/02	10.44	.67	(.24)	.43	(.46)	—	(.46)	10.41	4.26	218	.49	.49	6.60
Class 2
6/30/07[4]	11.53	.31	(.12)	.19	(.43)	—	(.43)	11.29	1.63	4,065	.67 [6]	.63 [6]	5.29 [6]
12/31/06	11.22	.60	.16	.76	(.45)	—	(.45)	11.53	6.99	3,374	.68	.64	5.29
12/31/05	11.48	.57	(.39)	.18	(.44)	—	(.44)	11.22	1.59	2,312	.69	.65	5.06
12/31/04	11.27	.53	.09	.62	(.41)	—	(.41)	11.48	5.72	1,759	.70	.69	4.68
12/31/03	10.36	.53	.78	1.31	(.40)	—	(.40)	11.27	12.80	1,280	.72	.72	4.88
12/31/02	10.40	.64	(.24)	.40	(.44)	—	(.44)	10.36	4.05	697	.74	.74	6.34

Global Bond Fund

Class 1
6/30/07[4]	$10.18	$.23	$(.03)	$.20	$—	—	$—	$10.38	1.96%	$17	.61%[6]	.56%[6]	4.45%[6]
12/31/06[9]	10.00	.10	.15	.25	(.07)	—	(.07)	10.18	2.52	12	.15	.13	1.00
Class 2
6/30/07[4]	10.17	.22	(.03)	.19	—	—	—	10.36	1.87	103	.86 [6]	.81 [6]	4.23 [6]
12/31/06[10]	10.00	.06	.18	.24	(.07)	—	(.07)	10.17	1.99	15	.13	.12	.60

84	American Funds Insurance Series

		Income (loss) from
		investment operations[2]			Dividends and distributions
			Net gains
			(losses) on								Ratio of		Ratio of		Ratio of
	Net asset		securities		Dividends		Total				expenses to		expenses to		net income
	value,	Net	(both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net		average net		to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before		assets after		net
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver		waiver[3]		assets[3]

High-Income Bond Fund

Class 1
6/30/07[4]	$12.90	$.47	$.02	$.49	$(.77)	—	$(.77)	$12.62	3.73%	$294	.49%[6]		.44%[6]		7.17%[6]
12/31/06	12.41	.92	.37	1.29	(.80)	—	(.80)	12.90	10.89	293	.49		.45		7.36
12/31/05	12.89	.85	(.55)	.30	(.78)	—	(.78)	12.41	2.46	309	.50		.46		6.76
12/31/04	12.54	.84	.32	1.16	(.81)	—	(.81)	12.89	9.83	364	.50		.50		6.74
12/31/03	10.44	.90	2.12	3.02	(.92)	—	(.92)	12.54	29.79	411	.51		.51		7.74
12/31/02	11.78	1.01	(1.25)	(.24)	(1.10)	—	(1.10)	10.44	(1.51)	335	.52		.52		9.55
Class 2
6/30/07[4]	12.79	.45	.01	.46	(.74)	—	(.74)	12.51	3.58	982	.74	[6]	.69	[6]	6.91	[6]
12/31/06	12.32	.89	.36	1.25	(.78)	—	(.78)	12.79	10.59	832	.74		.70		7.12
12/31/05	12.81	.81	(.55)	.26	(.75)	—	(.75)	12.32	2.20	590	.75		.71		6.55
12/31/04	12.47	.81	.32	1.13	(.79)	—	(.79)	12.81	9.59	444	.75		.74		6.48
12/31/03	10.39	.86	2.12	2.98	(.90)	—	(.90)	12.47	29.51	319	.76		.76		7.41
12/31/02	11.74	.97	(1.25)	(.28)	(1.07)	—	(1.07)	10.39	(1.83)	183	.77		.77		9.28
Class 3
6/30/07[4]	12.88	.46	.02	.48	(.74)	—	(.74)	12.62	3.69	31	.67	[6]	.62	[6]	6.98	[6]
12/31/06	12.39	.90	.36	1.26	(.77)	—	(.77)	12.88	10.66	34	.67		.63		7.19
12/31/05	12.87	.82	(.55)	.27	(.75)	—	(.75)	12.39	2.25	37	.68		.64		6.58
12/31/04[7]	12.79	.78	.11	.89	(.81)	—	(.81)	12.87	7.52	46	.68	[6]	.68	[6]	6.57	[6]

U.S. Government/AAA-Rated Securities Fund

Class 1
6/30/07[4]	$11.87	$.29	$(.18)	$.11	$(.51)	—	$(.51)	$11.47	.94%	$208	.47%[6]		.42%[6]		4.85%[6]
12/31/06	11.91	.55	(.10)	.45	(.49)	—	(.49)	11.87	3.95	218	.47		.42		4.64
12/31/05	12.07	.48	(.16)	.32	(.48)	—	(.48)	11.91	2.70	252	.47		.43		3.99
12/31/04	12.24	.45	(.03)	.42	(.59)	—	(.59)	12.07	3.58	286	.47		.46		3.68
12/31/03	12.37	.46	(.15)	.31	(.44)	—	(.44)	12.24	2.51	373	.46		.46		3.71
12/31/02	11.87	.54	.55	1.09	(.59)	—	(.59)	12.37	9.45	517	.47		.47		4.45
Class 2
6/30/07[4]	11.79	.27	(.17)	.10	(.49)	—	(.49)	11.40	.83	453	.72	[6]	.67	[6]	4.60	[6]
12/31/06	11.83	.51	(.09)	.42	(.46)	—	(.46)	11.79	3.75	402	.72		.67		4.40
12/31/05	12.00	.45	(.16)	.29	(.46)	—	(.46)	11.83	2.41	341	.72		.68		3.75
12/31/04	12.17	.41	(.03)	.38	(.55)	—	(.55)	12.00	3.30	285	.72		.71		3.42
12/31/03	12.31	.42	(.14)	.28	(.42)	—	(.42)	12.17	2.28	273	.71		.71		3.43
12/31/02	11.83	.50	.55	1.05	(.57)	—	(.57)	12.31	9.15	288	.72		.72		4.14
Class 3
6/30/07[4]	11.86	.28	(.18)	.10	(.49)	—	(.49)	11.47	.83	30	.65	[6]	.60	[6]	4.67	[6]
12/31/06	11.89	.52	(.09)	.43	(.46)	—	(.46)	11.86	3.80	32	.65		.60		4.45
12/31/05	12.05	.46	(.16)	.30	(.46)	—	(.46)	11.89	2.50	39	.65		.61		3.81
12/31/04[7]	12.34	.41	(.11)	.30	(.59)	—	(.59)	12.05	2.58	43	.65	[6]	.65	[6]	3.51	[6]
For footnotes, please see end of table.

85	American Funds Insurance Series

		Income from
		investment operations[2]			Dividends and distributions
			Net gains
			on								Ratio of		Ratio of		Ratio of
	Net asset		securities		Dividends		Total				expenses to		expenses to		net income
	value,	Net	(both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net		average net		to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before		assets after		net
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver		waiver[3]		assets[3]

Cash Management Fund

Class 1
6/30/07[4]	$11.62	$.28	$ —[5]	$.28	$(.38)	—	$(.38)	$11.52	2.45%	$107	.33%[6]		.30%[6]		5.00%[6]
12/31/06	11.31	.54	—5	.54	(.23)	—	(.23)	11.62	4.81	98	.33		.30		4.74
12/31/05	11.09	.33	—5	.33	(.11)	—	(.11)	11.31	2.97	75	.33		.30		2.91
12/31/04	11.07	.11	—5	.11	(.09)	—	(.09)	11.09	.96	78	.37		.36		.96
12/31/03	11.17	.07	—5	.07	(.17)	—	(.17)	11.07	.67	103	.47		.47		.68
12/31/02	11.41	.14	—5	.14	(.38)	—	(.38)	11.17	1.24	203	.46		.46		1.25
Class 2
6/30/07[4]	11.56	.28	—5	.28	(.37)	—	(.37)	11.47	2.39	378	.58	[6]	.55	[6]	4.75	[6]
12/31/06	11.26	.51	—5	.51	(.21)	—	(.21)	11.56	4.59	282	.58		.55		4.52
12/31/05	11.05	.30	—5	.30	(.09)	—	(.09)	11.26	2.68	153	.58		.55		2.71
12/31/04	11.03	.08	—5	.08	(.06)	—	(.06)	11.05	.70	110	.61		.61		.76
12/31/03	11.12	.05	—5	.05	(.14)	—	(.14)	11.03	.47	99	.72		.72		.42
12/31/02	11.37	.11	—5	.11	(.36)	—	(.36)	11.12	1.00	133	.71		.71		1.00
Class 3
6/30/07[4]	11.60	.29	—5	.29	(.37)	—	(.37)	11.52	2.46	20	.51	[6]	.48	[6]	4.82	[6]
12/31/06	11.29	.52	—5	.52	(.21)	—	(.21)	11.60	4.64	18	.51		.48		4.53
12/31/05	11.07	.30	—5	.30	(.08)	—	(.08)	11.29	2.74	16	.51		.48		2.70
12/31/04[7]	11.07	.09	—5	.09	(.09)	—	(.09)	11.07	.78	20	.54	[6]	.54	[6]	.80	[6]

	Six months ended	Year ended December 31
Portfolio turnover rate for all classes of shares	June 30, 2007[4]	2006		2005	2004	2003	2002

Global Discovery Fund	19%	31%		53%	28%	30%	25%
Global Growth Fund	18	31		26	24	27	30
Global Small Capitalization Fund	24	50		47	49	51	66
Growth Fund	21	35		29	30	34	34
International Fund	25	29		40	37	40	30
New World Fund	17	32		26	18	19	22
Blue Chip Income and Growth Fund	12	21		33	13	12	8
Global Growth and Income Fund	16	8	[8]	—	—	—	—
Growth-Income Fund	10	25		20	21	21	26
Asset Allocation Fund	18	38		23	20	20	25
Bond Fund	23	57		46	34	20	29
Global Bond Fund	44	7	[9]	—	—	—	—
High-Income Bond Fund	18	35		35	38	48	45
U.S. Government/AAA-Rated Securities Fund	47	76		86	68	63	53
Cash Management Fund	—	—		—	—	—	—

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

[2]	Based on average shares outstanding.

[3]	This column reflects the impact, if any, of certain waivers by CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes.

[4]	Unaudited.

[5]	Amount less than $.01.

[6]	Annualized.

[7]	From January 16, 2004, when Class 3 shares were first issued.

[8]	From May 1, 2006, commencement of operations.

[9]	From October 4, 2006, commencement of operations.

[10]	From November 6, 2006, when Class 2 shares were first issued.
See Notes to Financial Statements

86	American Funds Insurance Series

Expense example	unaudited
The funds in the American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the Series, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds only so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007, through June 30, 2007).
Actual expenses:
The first line of each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.
Notes:
Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account	Ending account	Expenses paid	Annualized
	value 1/1/2007	value 6/30/2007	during period*	expense ratio

Global Discovery Fund
Class 1 — actual return	$1,000.00	$1,093.86	$2.86	.55%
Class 1 — assumed 5% return	1,000.00	1,022.07	2.76	.55

Class 2 — actual return	1,000.00	1,092.69	4.15	.80
Class 2 — assumed 5% return	1,000.00	1,020.83	4.01	.80

Global Growth Fund
Class 1 — actual return	$1,000.00	$1,102.15	$2.61	.50%
Class 1 — assumed 5% return	1,000.00	1,022.32	2.51	.50

Class 2 — actual return	1,000.00	1,100.94	3.91	.75
Class 2 — assumed 5% return	1,000.00	1,021.08	3.76	.75

Global Small Capitalization Fund
Class 1 — actual return	$1,000.00	$1,211.42	$3.67	.67%
Class 1 — assumed 5% return	1,000.00	1,021.47	3.36	.67

Class 2 — actual return	1,000.00	1,209.73	5.04	.92
Class 2 — assumed 5% return	1,000.00	1,020.23	4.61	.92

87	American Funds Insurance Series

	Beginning account	Ending account	Expenses paid	Annualized
	value 1/1/2007	value 6/30/2007	during period*	expense ratio

Growth Fund
Class 1 — actual return	$1,000.00	$1,107.39	$1.57	.30%
Class 1 — assumed 5% return	1,000.00	1,023.31	1.51	.30

Class 2 — actual return	1,000.00	1,105.95	2.87	.55
Class 2 — assumed 5% return	1,000.00	1,022.07	2.76	.55

Class 3 — actual return	1,000.00	1,106.49	2.51	.48
Class 3 — assumed 5% return	1,000.00	1,022.41	2.41	.48

International Fund
Class 1 — actual return	$1,000.00	$1,127.56	$2.53	.48%
Class 1 — assumed 5% return	1,000.00	1,022.41	2.41	.48

Class 2 — actual return	1,000.00	1,126.21	3.85	.73
Class 2 — assumed 5% return	1,000.00	1,021.17	3.66	.73

Class 3 — actual return	1,000.00	1,126.41	3.48	.66
Class 3 — assumed 5% return	1,000.00	1,021.52	3.31	.66

New World Fund
Class 1 — actual return	$1,000.00	$1,161.10	$4.07	.76%
Class 1 — assumed 5% return	1,000.00	1,021.03	3.81	.76

Class 2 — actual return	1,000.00	1,159.54	5.41	1.01
Class 2 — assumed 5% return	1,000.00	1,019.79	5.06	1.01

Blue Chip Income and Growth Fund
Class 1 — actual return	$1,000.00	$1,073.64	$1.95	.38%
Class 1 — assumed 5% return	1,000.00	1,022.91	1.91	.38

Class 2 — actual return	1,000.00	1,073.08	3.24	.63
Class 2 — assumed 5% return	1,000.00	1,021.67	3.16	.63

Global Growth and Income Fund
Class 1 — actual return	$1,000.00	$1,083.58	$3.15	.61%
Class 1 — assumed 5% return	1,000.00	1,021.77	3.06	.61

Class 2 — actual return	1,000.00	1,081.83	4.44	.86
Class 2 — assumed 5% return	1,000.00	1,020.53	4.31	.86

Growth-Income Fund
Class 1 — actual return	$1,000.00	$1,082.10	$1.29	.25%
Class 1 — assumed 5% return	1,000.00	1,023.55	1.25	.25

Class 2 — actual return	1,000.00	1,080.72	2.58	.50
Class 2 — assumed 5% return	1,000.00	1,022.32	2.51	.50

Class 3 — actual return	1,000.00	1,081.36	2.22	.43
Class 3 — assumed 5% return	1,000.00	1,022.66	2.16	.43

Asset Allocation Fund
Class 1 — actual return	$1,000.00	$1,079.25	$1.50	.29%
Class 1 — assumed 5% return	1,000.00	1,023.36	1.45	.29

Class 2 — actual return	1,000.00	1,077.71	2.78	.54
Class 2 — assumed 5% return	1,000.00	1,022.12	2.71	.54

Class 3 — actual return	1,000.00	1,077.84	2.42	.47
Class 3 — assumed 5% return	1,000.00	1,022.46	2.36	.47

88	American Funds Insurance Series

	Beginning account	Ending account	Expenses paid	Annualized
	value 1/1/2007	value 6/30/2007	during period*	expense ratio

Bond Fund
Class 1 — actual return	$1,000.00	$1,017.00	$1.90	.38%
Class 1 — assumed 5% return	1,000.00	1,022.91	1.91	.38

Class 2 — actual return	1,000.00	1,016.28	3.15	.63
Class 2 — assumed 5% return	1,000.00	1,021.67	3.16	.63

Global Bond Fund
Class 1 — actual return	$1,000.00	$1,019.65	$2.80	.56%
Class 1 — assumed 5% return	1,000.00	1,022.02	2.81	.56

Class 2 — actual return	1,000.00	1,018.68	4.05	.81
Class 2 — assumed 5% return	1,000.00	1,020.78	4.06	.81

High-Income Bond Fund
Class 1 — actual return	$1,000.00	$1,037.28	$2.22	.44%
Class 1 — assumed 5% return	1,000.00	1,022.61	2.21	.44

Class 2 — actual return	1,000.00	1,035.77	3.48	.69
Class 2 — assumed 5% return	1,000.00	1,021.37	3.46	.69

Class 3 — actual return	1,000.00	1,036.90	3.13	.62
Class 3 — assumed 5% return	1,000.00	1,021.72	3.11	.62

U.S. Government/AAA-Rated Securities Fund
Class 1 — actual return	$1,000.00	$1,009.41	$2.09	.42%
Class 1 — assumed 5% return	1,000.00	1,022.71	2.11	.42

Class 2 — actual return	1,000.00	1,008.28	3.34	.67
Class 2 — assumed 5% return	1,000.00	1,021.47	3.36	.67

Class 3 — actual return	1,000.00	1,008.30	2.99	.60
Class 3 — assumed 5% return	1,000.00	1,021.82	3.01	.60

Cash Management Fund
Class 1 — actual return	$1,000.00	$1,024.47	$1.51	.30%
Class 1 — assumed 5% return	1,000.00	1,023.31	1.51	.30

Class 2 — actual return	1,000.00	1,023.93	2.76	.55
Class 2 — assumed 5% return	1,000.00	1,022.07	2.76	.55

Class 3 — actual return	1,000.00	1,024.62	2.41	.48
Class 3 — assumed 5% return	1,000.00	1,022.41	2.41	.48

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

89	American Funds Insurance Series

Board of trustees
“Independent” trustees

	Year first		Number of
	elected		portfolios in fund
	a trustee		complex[2] overseen	Other directorships[3]
Name and age	of the series[1]	Principal occupation(s) during past five years	by trustee	held by trustee

Lee A. Ault III, 71 Chairman of the Board (Independent and Non-Executive)	1999	Private investor; former Chairman of the Board, In-Q-Tel, Inc. (technology venture company funded principally by the Central Intelligence Agency); former Chairman of the Board, President and CEO, Telecredit, Inc. (payment services)	2	Anworth Mortgage Asset Corporation; Office Depot, Inc.

H. Frederick Christie, 74	1994	Private investor; former President and CEO, The Mission Group (non-utility holding company, subsidiary of Southern California Edison Company)	21	Ducommun Incorporated; IHOP Corporation; Southwest Water Company

Joe E. Davis, 73	1991	Private investor; former Chairman of the Board, Linear Corporation (linear motor design and production); former President and CEO, National Health Enterprises, Inc.	2	Anworth Mortgage Asset Corporation; Natural Alternatives Inc.

Martin Fenton, 72	1995	Chairman of the Board, Senior Resource Group LLC (development and management of senior living communities)	18	None

Leonard R. Fuller, 61	1999	President and CEO, Fuller Consulting (financial management consulting firm)	16	None

W. Scott Hedrick, 61	2007	Founding General Partner, InterWest Partners (venture capital firm focused on information technology and life sciences); Lecturer, Stanford Graduate School of Business	2	Hot Topic, Inc.; Office Depot, Inc.

Mary Myers Kauppila, 53	1994	Private investor; Chairman of the Board and CEO, Ladera Management Company (venture capital and agriculture); former owner and President, Energy Investment, Inc.	6	None

Kirk P. Pendleton, 67	1996	Chairman of the Board and CEO, Cairnwood, Inc. (venture capital investment)	7	None
“Interested” trustees 4

	Year first		Number of
	elected a	Principal occupation(s) during past five years and	portfolios in fund
Name, age and	trustee or officer	positions held with affiliated entities or the	complex[2] overseen	Other directorships[3]
position with series	of the series[1]	principal underwriter of the series	by trustee	held by trustee

James K. Dunton, 69 Vice Chairman of the Board	1993	Senior Vice President and Director, Capital Research and Management Company	2	None

Donald D. O’Neal, 47 President	1998	Senior Vice President and Director, Capital Research and Management Company	3	None
The statement of additional information includes additional information about the series’ trustees and is available without charge upon request by calling American Funds Service Company at 800/421-0180. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

90	American Funds Insurance Series

Other officers

	Year first
	elected an	Principal occupation(s) during past five years and positions
Name, age and	officer	held with affiliated entities or the principal underwriter of
position with series	of the series[1]	the series

Michael J. Downer, 52 Executive Vice President	1991	Vice President and Secretary, Capital Research and Management Company; Director, American Funds Distributors, Inc.;[5] Director, Capital Bank and Trust Company[5]

Alan N. Berro, 46 Senior Vice President	1998	Vice President, Capital Research and Management Company; Senior Vice President, Capital Research Company[5]

Abner D. Goldstine, 77 Senior Vice President	1993	Senior Vice President and Director, Capital Research and Management Company

John H. Smet, 50 Senior Vice President	1994	Senior Vice President, Capital Research and Management Company; Director, American Funds Distributors, Inc.[5]

Claudia P. Huntington, 55 Vice President	1994	Senior Vice President, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[5]

Robert W. Lovelace, 44 Vice President	1997	Senior Vice President and Director, Capital Research and Management Company; Chairman of the Board, Capital Research Company;[5] Director, The Capital Group Companies, Inc.[5]

Susan M. Tolson, 45 Vice President	1999	Senior Vice President, Capital Research Company[5]

Chad L. Norton, 47 Secretary	1994	Vice President — Fund Business Management Group, Capital Research and Management Company

David A. Pritchett, 41 Treasurer	1999	Vice President — Fund Business Management Group, Capital Research and Management Company

Steven I. Koszalka, 43 Assistant Secretary	2003	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company

Karl C. Grauman, 39 Assistant Treasurer	2006	Vice President — Fund Business Management Group, Capital Research and Management Company

Sheryl F. Johnson, 39 Assistant Treasurer	1997	Vice President — Fund Business Management Group, Capital Research and Management Company

[1]	Trustees and officers of the series serve until their resignation, removal or retirement.

[2]	Capital Research and Management Company manages the American Funds, consisting of 30 funds. Capital Research and Management Company also manages American Funds Target Date Retirement Series,SM Inc., which is available to investors in tax-deferred retirement plans and IRAs, and Endowments, whose shareholders are limited to certain nonprofit organizations.

[3]	This includes all directorships (other than those in the American Funds) that are held by each trustee as a director of a public company or a registered investment company.

[4]	“Interested persons” within the meaning of the 1940 Act, on the basis of their affiliation with the series’ investment adviser, Capital Research and Management Company, or affiliated entities (including the series’ principal underwriter).

[5]	Company affiliated with Capital Research and Management Company.

91	American Funds Insurance Series

The right choice for the long term®

Offices of the series and	Custodian of assets	Independent registered public
of the investment adviser	State Street Bank and Trust Company	accounting firm
Capital Research and	One Lincoln Street	PricewaterhouseCoopers LLP
Management Company	Boston, MA 02111	350 South Grand Avenue
333 South Hope Street		Los Angeles, CA 90071-2889
Los Angeles, CA 90071-1406	Counsel
Paul, Hastings, Janofsky & Walker LLP
135 South State College Boulevard	55 Second Street, 24th floor
Brea, CA 92821-5823	San Francisco, CA 94105-3441
“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website at americanfunds.com or upon request by calling American Funds Service Company (AFS) at 800/421-0180. The series files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.
Complete June 30, 2007, portfolios of American Funds Insurance Series’ investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).
American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.
This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectus for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies. If used as sales material after September 30, 2007, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

The Capital Group Companies
American Funds         Capital Research and Management         Capital International         Capital Guardian         Capital Bank and Trust
92

The right choice for the long term® American Funds Insurance Series Semi-annual report for the six months ended June 30, 2007

93

American Funds Insurance Series® is the underlying investment vehicle for several variable annuities and insurance products. The investment adviser for American Funds Insurance Series is Capital Research and Management Company.SM For 75 years, Capital Research has invested with a long-term focus based on thorough research and attention to risk. All the variable funds in American Funds Insurance Series may not be available in your product.

Investment portfolios
Growth-Income Fund

The summary investment portfolios (with the exception of Cash Management Fund, which shows a complete listing of its portfolio holdings) are designed to streamline this report and help investors better focus on the funds’ principal holdings. For details on how to obtain a complete schedule of portfolio holdings for each fund in the series, please see the outside back cover.
This report shows investment results for Class 1, 2 and 3 shares of the funds in American Funds Insurance Series. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include deduction of the additional 0.25% annual expense for Class 2 shares and 0.18% for Class 3 shares under the series’ plans of distribution. Results discussed in the individual fund reports are for Class 2 shares. The variable annuities and life insurance contracts that use the series’ funds contain certain fees and expenses not reflected in this report. The series’ investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased it to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table in this report for details.
Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.
Investments outside the United States, especially those in developing countries, are subject to additional risks, such as currency fluctuations, political instability, differing securities regulations and periods of illiquidity. Small-company stocks involve additional risks and can fluctuate in price more than larger company stocks. The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal. The market indexes are unmanaged and their results do not reflect the effect of sales charges, commissions or expenses.

94

Fellow investors:

The six months ended June 30, 2007, was a rewarding period for investors as equity and bond markets in the United States and around the globe rose in value. Against this backdrop, every investment option in the American Funds Insurance Series gained ground.
Markets outside the U.S. once again generated strong returns. Those returns combined with the weak U.S. dollar — the dollar lost 2.52% against the euro and 2.41% against the British pound — to reward individuals who invested a portion of their assets in non-U.S. stocks and bonds. Returns in the U.S. markets were also solid but lagged their non-U.S. counterparts.
During the first half of this year, Standard and Poor’s 500 Composite Index, a broad measure of the U.S. stock market, gained 6.96%, and the Nasdaq Composite Index, home to many of the nation’s technology companies, gained 7.78%. The MSCI EAFE (Europe, Australasia, Far East) Index, a measure of non-U.S. stock markets, rose 11.09%.
Bond markets in the U.S. and abroad generally posted modest gains, lagging the equity markets. The Citigroup Broad Investment-Grade (BIG) Bond Index gained 0.89%, while the Credit Suisse High Yield Index rose 3.68%.
The strength in stock markets around the world reflects the continued global economic growth in both developed economies and in the developing world. Strong economic growth in Europe and emerging markets offset some of the worries generated by the slowing pace of expansion in the U.S. economy.
Emerging markets again proved especially resilient with domestic growth providing a boost to economies in China, India and Brazil. The MSCI Emerging Markets Index rose 17.75% during the six months ended June 30, 2007.
Global growth was also driven by the tremendous amount of liquidity in the economic system. The high levels of available capital at relatively low cost have helped fuel a wave of corporate buyouts and private equity acquisitions. Perhaps the most notable example was the sale of Chrysler to a private equity firm.
In the U.S., concerns early in the year that the economy was slowing led investors to speculate that the Federal Reserve might cut interest rates. The prospect of lower interest rates boosted bond prices temporarily. However, the economy showed signs of renewed strength in the second quarter, and the outlook for interest rates changed. By the end of the second quarter, most investors believed the Fed would leave rates unchanged. As a result, bond prices declined again, and yields rose.
It is still unclear, however, which direction the economy will eventually take. Economic growth slowed during the first quarter of the year — the economy expanded at an annual rate of only 0.6%, according to the Bureau of Labor Statistics — but the slower growth is not surprising considering the economy has now been expanding steadily for more than six years. During past expansions, the economy has typically paused before gaining strength again.
In other countries, there appears to be greater concern that strong growth may lead to higher inflation. Concerns over the pace of growth have prompted many central banks to raise interest rates. The European Central Bank, for example, raised short-term interest rates to 4%, their highest level in six years. In the U.S., however, the Fed — which raised short-term interest rates four times in the first half of 2006 — held rates steady during the first six months of 2007.
In the current environment — with the economy poised between accelerated growth or further slowing, and the outlook uncertain for interest rates — we will continue to pay especially close attention to the risks involved in all our investment decisions. We look forward to reporting to you again in six months.
Cordially,

James K. Dunton	Donald D. O’Neal
Vice Chairman of the Board	President
August 6, 2007

95	American Funds Insurance Series

Total returns for periods ended June 30, 2007
Figures shown here for American Funds Insurance Series are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

		Cumulative		Average annual			Gross expense
		6 months	1 year	5 years	10 years	Lifetime	ratios[1]
Growth-Income Fund	Class 1	+8.21%	+20.09%	+11.61%	+9.83%	+13.27%	+0.28%
(since 2/8/84)	Class 2	+8.07	+19.76	+11.33	+9.56	+12.95	+0.53
	Class 3	+8.14	+19.89	+11.41	+9.64	+13.07	+0.46

[1]	The gross expense ratios are as of December 31, 2006, and do not reflect a fee waiver currently in effect; therefore, the actual expense ratios are lower. The series’ investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased it to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table in this report or the most recent propectus for details.

96	American Funds Insurance Series

Objective: Seeks capital growth and income over time by investing primarily in U.S. common stocks and other securities that appear to offer potential for capital appreciation and/or dividends.
Special characteristics: Designed for investors seeking both capital appreciation and income; the fund invests in companies across a wide range of U.S. industries.
The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

Growth-Income Fund
Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.
Growth-Income Fund gained 8.07% during the six months ended June 30, 2007, outpacing its relevant benchmark, the S&P 500, which rose 6.96%.
The fund concentrates on high-quality companies that pay dividends. With the U.S. economy continuing to grow and corporate profits still expanding, many of the fund’s largest holdings gained value. Concerns expressed early in the year that the pace of economic expansion was slowing abated as the year progressed and more economic data became available. However, it is still uncertain how big an impact the softening real estate market and associated problems of subprime mortgages will have on the economy. Over the next six to 12 months, the weakening demand for real estate may keep inflation in check.
In this environment, the fund was helped by its holdings in information technology and in energy. At the same time, however, its investments in financials and in utilities detracted from returns.

97	American Funds Insurance Series

Growth-Income Fund
Summary investment portfolio June 30, 2007	unaudited

Largest individual equity securities	Percent of net assets		Percent of net assets
Oracle	2.7%	Schlumberger	1.8%

Fannie Mae	2.1	Citigroup	1.8

General Electric	2.0	Lowe's Companies	1.7

American International Group	1.9	Nokia	1.7

Intel	1.9	Cisco Systems	1.6

Common stocks — 89.09%		Market	Percent
		value	of net
	Shares	(000)	assets
Information technology — 20.59%

Oracle Corp.[1]	40,855,000	$805,252	2.72%

Intel Corp.	23,620,000	561,211	1.90

Nokia Corp.[2]	14,090,000	396,119	1.67
Nokia Corp. (ADR)	3,470,300	97,550

Cisco Systems, Inc.[1]	16,840,000	468,994	1.58

Microsoft Corp.	15,635,000	460,763	1.56

International Business Machines Corp.	3,725,000	392,056	1.32

Hewlett-Packard Co.	8,400,000	374,808	1.27

Google Inc., Class A1	575,000	300,944	1.02

Texas Instruments Inc.	7,700,000	289,751	.98

Flextronics International Ltd.[1]	19,000,000	205,200	.69

Other securities		1,741,884	5.88

		6,094,532	20.59

Financials — 12.31%

Fannie Mae	9,688,500	632,950	2.14

American International Group, Inc.	8,200,000	574,246	1.94

Citigroup Inc.	10,425,000	534,698	1.81

Bank of America Corp.	5,880,000	287,473	.97

Capital One Financial Corp.	3,099,900	243,156	.82

JPMorgan Chase & Co.	4,147,900	200,966	.68

Other securities		1,170,560	3.95

		3,644,049	12.31

Health care — 11.87%

Bristol-Myers Squibb Co.	9,360,000	295,402	1.00

Cardinal Health, Inc.	4,100,000	289,624	.98

Aetna Inc.	5,700,000	281,580	.95

Amgen Inc.[1]	4,986,400	275,698	.93

Roche Holding AG2	1,526,000	270,702	.91

Abbott Laboratories	4,456,800	238,662	.81

Medtronic, Inc.	4,450,000	230,777	.78

Other securities		1,632,036	5.51

		3,514,481	11.87

Consumer discretionary — 10.44%

Lowe’s Companies, Inc.	16,660,000	511,295	1.73

Target Corp.	6,060,700	385,461	1.30

Time Warner Inc.	12,686,200	266,918	.90

Magna International Inc., Class A	2,295,100	208,831	.71

News Corp., Class A	9,515,200	201,817	.68

Carnival Corp., units	3,982,100	194,207	.66

Other securities		1,322,149	4.46

		3,090,678	10.44

98	American Funds Insurance Series

Growth-Income Fund

Common stocks		Market	Percent
		value	of net
	Shares	(000)	assets
Energy — 9.26%

Schlumberger Ltd.	6,356,000	$539,879	1.82%

Royal Dutch Shell PLC, Class A (ADR)	2,000,000	162,400	1.04
Royal Dutch Shell PLC, Class B (ADR)	1,669,391	139,144
Royal Dutch Shell PLC, Class B2	139,816	5,834

Marathon Oil Corp.	4,670,000	280,013	.95

Baker Hughes Inc.	2,659,000	223,702	.76

Chevron Corp.	2,563,200	215,924	.73

Halliburton Co.	6,030,000	208,035	.70

Petro-Canada	3,760,000	201,093	.68

Other securities		764,258	2.58

		2,740,282	9.26

Industrials — 9.14%

General Electric Co.	15,800,000	604,824	2.04

Tyco International Ltd.	11,445,300	386,737	1.31

United Technologies Corp.	4,075,000	289,040	.98

United Parcel Service, Inc., Class B	3,800,000	277,400	.94

Other securities		1,148,657	3.87

		2,706,658	9.14

Consumer staples — 6.31%

PepsiCo, Inc.	4,750,000	308,037	1.04

Altria Group, Inc.	2,975,000	208,666	.70

Molson Coors Brewing Co., Class B	2,215,000	204,799	.69

Other securities		1,146,154	3.88

		1,867,656	6.31

Telecommunication services — 3.95%

AT&T Inc.	9,500,000	394,250	1.33

Sprint Nextel Corp., Series 1	11,600,000	240,236	.81

Other securities		534,141	1.81

		1,168,627	3.95

Materials — 2.05%

Air Products and Chemicals, Inc.	2,660,000	213,784	.72

Other securities		393,462	1.33

		607,246	2.05

Utilities — 1.28%

Other securities		377,160	1.28

Miscellaneous — 1.89%

Other common stocks in initial period of acquisition		559,323	1.89

Total common stocks (cost: $19,507,436,000)		26,370,692	89.09

99	American Funds Insurance Series

Growth-Income Fund

Convertible securities — 0.03%	Market	Percent
	value	of net
	(000)	assets
Other — 0.03%

Other securities	$8,299	.03%

Total convertible securities (cost: $7,006,000)	8,299	.03

Bonds & notes — 0.04%

Other — 0.04%

Other securities	13,101	.04

Total bonds & notes (cost: $12,565,000)	13,101	.04

Short-term securities — 10.89%	Principal
	amount
	(000)

Park Avenue Receivables Co., LLC 5.24%–5.25% due 7/23–8/24/2007[3]	$126,637	125,919
Jupiter Securitization Co., LLC 5.23% due 8/30–8/31/2007[3]	101,644	100,745	.97
JPMorgan Chase & Co. 5.23% due 8/29/2007	59,000	58,499

Variable Funding Capital Corp. 5.22%–5.255% due 7/11–8/7/2007[3]	227,400	226,670	.77

Coca-Cola Co. 5.18%–5.22% due 7/20–9/17/2007[3]	224,700	222,469	.75

CAFCO, LLC 5.25% due 7/13/2007[3]	100,000	99,810
Ciesco LLC 5.25% due 8/3/2007[3]	59,300	59,018	.71
Citigroup Funding Inc. 5.24% due 7/6/2007	50,000	49,958

IBM Corp. 5.195%–5.225% due 8/2–8/22/2007[3]	161,800	160,782	.66
IBM Capital Inc. 5.22% due 9/18/2007[3]	36,500	36,083

AT&T Inc. 5.23%–5.27% due 7/26–8/29/2007[3]	152,400	151,619	.51

Bank of America Corp. 5.215%–5.26% due 7/10–9/5/2007	123,400	122,808	.49
Ranger Funding Co. LLC 5.27% due 9/13/2007[3]	25,000	24,722

Edison Asset Securitization LLC 5.23%–5.25% due 7/17–8/27/2007[3]	120,800	120,160	.41

Fannie Mae 5.115%–5.155% due 7/20–9/19/2007	108,290	107,625	.36

Abbott Laboratories 5.215%–5.23% due 7/6–7/16/2007[3]	103,000	102,860	.35

Hewlett-Packard Co. 5.26% due 7/18–7/25/2007[3]	78,700	78,441	.26

American General Finance Corp. 5.20% due 10/3/2007	35,000	34,524	.12

PepsiCo Inc. 5.20% due 7/19/2007[3]	22,800	22,737	.11
Concentrate Manufacturing Co. of Ireland 5.21% due 7/11/2007[3]	9,350	9,335

Other securities		1,310,085	4.42

Total short-term securities (cost: $3,224,610,000)		3,224,869	10.89

Total investment securities (cost: $22,751,617,000)		29,616,961	100.05

Other assets less liabilities		(15,584)	(.05)

Net assets		$29,601,377	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $2,061,057,000.

[3]	Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in “Other securities” in the summary investment portfolio, was $2,307,352,000, which represented 7.79% of the net assets of the fund.
ADR = American Depositary Receipts
See Notes to Financial Statements

100	American Funds Insurance Series

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101	American Funds Insurance Series

Financial statements
Statements of assets & liabilities at June 30, 2007

			Global
	Global	Global	Small			New
	Discovery	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund	Fund
Assets:
Investment securities at market:
Unaffiliated issuers	$218,924	$5,081,133	$3,945,502	$28,713,203	$10,487,649	$1,627,811
Affiliated issuers	—	—	92,915	679,740	—	—
Cash denominated in non-U.S. currencies	10	319	17,360	9,654	1,665	—
Cash	90	152	153	134	68	218
Receivables for:
Sales of investments	948	1,620	11,925	744,535	3,615	14,861
Sales of fund’s shares	314	6,351	2,611	6,222	3,272	2,344
Open forward currency contracts	—	—	—	—	—	—
Closed forward currency contracts	—	—	—	—	—	—
Dividends and interest	120	7,751	1,811	19,061	13,682	6,244
Other assets	—	—	551	—	—	—

	220,406	5,097,326	4,072,828	30,172,549	10,509,951	1,651,478

Liabilities:
Payables for:
Purchases of investments	664	39,358	29,294	425,993	75,352	5,781
Repurchases of fund’s shares	1	271	1,317	39,928	15,458	7
Open forward currency contracts	—	—	—	—	—	—
Closed forward currency contracts	—	—	—	—	—	—
Investment advisory services	94	1,966	2,055	7,001	3,743	913
Distribution services	38	957	757	5,051	1,761	300
Deferred trustees’ compensation	1	57	32	831	365	11
Other	2	1,433	399	435	4,148	1,434

	800	44,042	33,854	479,239	100,827	8,446

Net assets at June 30, 2007 (total:$102,121,028)	$219,606	$5,053,284	$4,038,974	$29,693,310	$10,409,124	$1,643,032

Investment securities at cost:
Unaffiliated issuers	$177,018	$3,955,292	$2,708,496	$22,116,483	$7,839,744	$1,140,525

Affiliated issuers	—	—	$81,727	$533,006	—	—

Cash denominated in non-U.S. currencies at cost	$10	$319	$17,277	$9,654	$1,665	—

Net assets consist of:
Capital paid in on shares of beneficial interest	$171,811	$3,707,432	$2,671,778	$21,142,040	$6,885,580	$1,095,052
Undistributed (distributions in excess of) net investment income	1,185	45,001	(61,758)	101,777	101,284	2,869
Undistributed (accumulated) net realized gain (loss)	4,704	176,303	180,992	1,706,842	778,302	59,150
Net unrealized appreciation (depreciation)	41,906	1,124,548	1,247,962	6,742,651	2,643,958	485,961

Net assets at June 30, 2007	$219,606	$5,053,284	$4,038,974	$29,693,310	$10,409,124	$1,643,032

Shares of beneficial interest issued and outstanding — unlimited shares authorized:
Class 1:
Net assets (total:$15,848,608)	$31,239	$367,353	$295,812	$5,043,419	$1,720,001	$150,814
Shares outstanding	2,209	15,011	10,786	75,690	72,885	6,531
Net asset value per share	$14.14	$24.47	$27.43	$66.63	$23.60	$23.09
Class 2:
Net assets (total:$85,085,936)	$188,367	$4,685,931	$3,743,162	$24,198,165	$8,564,874	$1,492,218
Shares outstanding	13,391	192,659	137,841	366,150	364,422	65,121
Net asset value per share	$14.07	$24.32	$27.16	$66.09	$23.50	$22.91
Class 3:
Net assets (total:$1,186,484)	—	—	—	$451,726	$124,249	—
Shares outstanding	—	—	—	6,785	5,271	—
Net asset value per share	—	—	—	$66.57	$23.57	—

* Amount less than one thousand.
See Notes to Financial Statements

102	American Funds Insurance Series

unaudited
(dollars and shares in thousands, except per-share amounts)

							U.S.
Blue Chip						High-	Government/
Income and	Global Growth	Growth-	Asset		Global	Income	AAA-Rated	Cash
Growth	and Income	Income	Allocation	Bond	Bond	Bond	Securities	Management
Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

$4,537,888	$1,348,157	$29,616,961	$8,524,679	$4,302,112	$122,490	$1,285,168	$727,229	$504,885
—	—	—	63,974	—	—	—	—	—
—	168	6	—	—	—	—	—	—
116	184	87	5	21	107	120	41	177
—	6,644	41,549	36,143	22,416	4,043	9,936	37,577	—
2,221	9,203	9,098	12,483	38,632	1,798	1,936	1,399	1,954
—	—	—	—	1,318	67	—	—	—
—	—	—	—	256	126	—	—	—
3,505	5,072	21,210	32,220	53,670	1,877	21,804	5,668	66
—	—	—	—	—	—	—	—	—

4,543,730	1,369,428	29,688,911	8,669,504	4,418,425	130,508	1,318,964	771,914	507,082

$4,537,656	$1,365,457	$29,601,377	$8,583,137	$4,352,890	$120,034	$1,306,930	$690,797	$505,420
3,396	3,087	59,085	82,301	63,137	10,367	10,432	80,615	—
347	—	16,848	375	111	—	525	103	1,435
—	—	—	3	77	21	38	—	—
—	—	—	—	—	18	—	—	—
1,393	610	5,717	1,951	1,255	47	460	230	114
904	254	4,883	1,486	817	19	207	97	77
34	1	952	221	47	— *	89	72	36
— *	19	49	30	91	2	283	— *	— *

6,074	3,971	87,534	86,367	65,535	10,474	12,034	81,117	1,662

$4,537,656	$1,365,457	$29,601,377	$8,583,137	$4,352,890	$120,034	$1,306,930	$690,797	$505,420

$3,633,438	$1,255,091	$22,751,617	$6,977,814	$4,302,661	$123,100	$1,255,648	$735,529	$504,868

—	—	—	$48,481	—	—	—	—	—

—	$167	$6	—	—	—	—	—	—

$3,500,920	$1,231,835	$22,030,293	$6,701,850	$4,248,095	$119,064	$1,364,467	$693,703	$495,347

36,090	13,156	242,063	101,447	102,874	1,436	41,251	15,382	10,060
96,196	27,370	463,623	217,440	1,155	95	(128,283)	(9,988)	(4)
904,450	93,096	6,865,398	1,562,400	766	(561)	29,495	(8,300)	17

$4,537,656	$1,365,457	$29,601,377	$8,583,137	$4,352,890	$120,034	$1,306,930	$690,797	$505,420

$163,056	$69,790	$5,759,327	$1,333,399	$287,974	$17,269	$294,303	$207,611	$107,241
13,251	5,886	129,849	69,847	25,277	1,663	23,320	18,099	9,306
$12.30	$11.86	$44.35	$19.09	$11.39	$10.38	$12.62	$11.47	$11.52

$4,374,600	$1,295,667	$23,388,612	$7,173,295	$4,064,916	$102,765	$981,540	$453,524	$378,300
358,273	109,542	530,953	378,481	360,191	9,915	78,436	39,796	32,985
$12.21	$11.83	$44.05	$18.95	$11.29	$10.36	$12.51	$11.40	$11.47
—	—	$453,438	$76,443	—	—	$31,087	$29,662	$19,879
—	—	10,232	4,008	—	—	2,464	2,586	1,726
—	—	$44.32	$19.07	—	—	$12.62	$11.47	$11.52

103	American Funds Insurance Series

Statements of operations for the six months ended June 30, 2007

			Global
	Global	Global	Small			New
	Discovery	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund	Fund

Investment income:
Income (net of non-U.S. taxes)[1,2]:
Dividends	$1,455	$48,052	$15,595	$149,514	$125,644	$15,215
Interest	702	16,366	4,849	30,777	11,337	6,820

	2,157	64,418	20,444	180,291	136,981	22,035

Fees and expenses[3]:
Investment advisory services	579	12,312	12,328	44,808	23,472	5,559
Distribution services — Class 2	212	5,380	4,041	29,537	9,701	1,619
Distribution services — Class 3	—	—	—	400	109	—
Transfer agent services	— [4]	2	1	9	3	1
Reports to shareholders	3	76	57	464	157	23
Registration statement and prospectus	1	30	23	188	63	9
Postage, stationery and supplies	1	27	20	170	57	8
Trustees’ compensation	1	23	16	195	75	6
Auditing and legal	4	13	19	47	23	15
Custodian	11	305	408	403	1,066	322
State and local taxes	2	42	31	258	86	13
Other	2	13	23	47	31	16

Total fees and expenses before waiver	816	18,223	16,967	76,526	34,843	7,591
Less waiver of fees and expenses:
Investment advisory services	58	1,232	1,233	4,481	2,347	556

Total fees and expenses after waiver	758	16,991	15,734	72,045	32,496	7,035

Net investment income	1,399	47,427	4,710	108,246	104,485	15,000

Net realized gain (loss) and unrealized appreciation (depreciation) on investments and non-U.S. currency:
Net realized gain (loss) on:
Investments[2]	4,775	177,518	182,958	1,713,818	776,623	59,773
Non-U.S. currency transactions	(3)	84	(684)	(1,347)	3,553	(281)

	4,772	177,602	182,274	1,712,471	780,176	59,492

Net unrealized appreciation (depreciation) on:
Investments	11,688	223,934	493,089	1,058,875	269,400	142,135
Non-U.S. currency translations	(6)	56	99	(702)	(55)	13

	11,682	223,990	493,188	1,058,173	269,345	142,148

Net realized gain (loss) and unrealized appreciation (depreciation) on investments and non-U.S. currency	16,454	401,592	675,462	2,770,644	1,049,521	201,640

Net increase in net assets resulting from operations	$17,853	$449,019	$680,172	$2,878,890	$1,154,006	$216,640

[1]	Additional information related to non-U.S. taxes is included in the Notes to Financial Statements.

[2]	Additional information related to affiliated transactions is included in the Notes to Financial Statements.

[3]	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

[4]	Amount less than one thousand.
See Notes to Financial Statements

104	American Funds Insurance Series

unaudited
(dollars in thousands)

								U.S.
Blue Chip							High-	Government/
Income and	Global Growth	Growth-	Asset		Global		Income	AAA-Rated	Cash
Growth	and Income	Income	Allocation	Bond	Bond		Bond	Securities	Management
Fund	Fund	Fund	Fund	Fund	Fund		Fund	Fund	Fund

$40,807	$13,950	$219,889	$50,712	$834	$—		$880	$—	$—
9,423	4,054	88,472	71,785	115,823	1,696		46,190	17,570	11,284

50,230	18,004	308,361	122,497	116,657	1,696		47,070	17,570	11,284

8,896	3,449	36,638	12,385	7,911	192		2,942	1,512	682
5,158	1,179	28,866	8,371	4,609	67		1,138	532	387
—	—	406	68	—	—		30	28	16
1	— [4]	9	2	1	—	[4]	— [4]	— [4]	—	[4]
71	15	460	130	64	1		20	11	7
29	6	187	53	26	—	[4]	9	5	3
26	5	169	47	23	—	[4]	7	4	2
19	3	207	53	20	—	[4]	14	10	5
6	3	43	11	5	3		2	1	—	[4]
5	77	250	62	107	8		8	2	—	[4]
39	8	256	73	37	—	[4]	12	6	4
7	5	48	17	10	2		2	2	1

14,257	4,750	67,539	21,272	12,813	273		4,184	2,113	1,107

890	532	3,664	1,238	791	19		294	151	68

13,367	4,218	63,875	20,034	12,022	254		3,890	1,962	1,039

36,863	13,786	244,486	102,463	104,635	1,442		43,180	15,608	10,245

99,732	27,835	488,527	222,734	6,013	(50)		4,279	(740)	—	[4]
—	(228)	439	(327)	1,144	149		(182)	—	—

99,732	27,607	488,966	222,407	7,157	99		4,097	(740)	—	[4]

168,760	42,571	1,467,557	277,131	(54,912)	(715)		(4,604)	(9,256)	6
—	17	(247)	206	979	60		69	—	—

168,760	42,588	1,467,310	277,337	(53,933)	(655)		(4,535)	(9,256)	6

268,492	70,195	1,956,276	499,744	(46,776)	(556)		(438)	(9,996)	6

$305,355	$83,981	$2,200,762	$602,207	$57,859	$886		$42,742	$5,612	$10,251

105	American Funds Insurance Series

Statements of changes in net assets

	Global Discovery Fund		Global Growth Fund
	Six months	Year ended	Six months	Year ended
	ended June 30,	December 31,	ended June 30,	December 31,
	2007[1]	2006	2007[1]	2006

Operations:
Net investment income	$1,399	$1,365	$47,427	$59,518
Net realized gain on investments and non-U.S. currency transactions	4,772	7,701	177,602	267,086
Net unrealized appreciation on investments and non-U.S. currency translations	11,682	14,780	223,990	325,522

Net increase in net assets resulting from operations	17,853	23,846	449,019	652,126

Dividends and distributions paid to shareholders:
Dividends from net investment income and non-U.S. currency gain:
Class 1	(7)	(271)	(4,843)	(2,252)
Class 2	(39)	(1,137)	(55,876)	(27,641)
Class 3	—	—	—	—

Total dividends from net investment income and non-U.S. currency gains	(46)	(1,408)	(60,719)	(29,893)

Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	(190)	(558)	(1,007)	—
Class 2	(1,133)	(2,896)	(13,287)	—
Class 3	—	—	—	—
Long-term net realized gains:
Class 1	(103)	(465)	(13,121)	—
Class 2	(620)	(2,418)	(173,088)	—
Class 3	—	—	—	—

Total distributions from net realized gain on investments	(2,046)	(6,337)	(200,503)	—

Total dividends and distributions paid to shareholders	(2,092)	(7,745)	(261,222)	(29,893)

Capital share transactions:
Class 1:
Proceeds from shares sold	2,508	3,836	82,888	53,477
Proceeds from reinvestment of dividends and distributions	300	1,294	18,971	2,252
Cost of shares repurchased	(2,362)	(2,250)	(23,294)	(25,878)

Net increase from Class 1 transactions	446	2,880	78,565	29,851

Class 2:
Proceeds from shares sold	28,689	46,346	304,377	844,863
Proceeds from reinvestment of dividends and distributions	1,792	6,451	242,251	27,641
Cost of shares repurchased	(5,821)	(4,507)	(52,922)	(54,850)

Net increase from Class 2 transactions	24,660	48,290	493,706	817,654

Class 3:
Proceeds from shares sold	—	—	—	—
Proceeds from reinvestment of dividends and distributions	—	—	—	—
Cost of shares repurchased	—	—	—	—

Net (decrease) from Class 3 transactions	—	—	—	—

Net increase in net assets resulting from capital share transactions	25,106	51,170	572,271	847,505

Total increase in net assets	40,867	67,271	760,068	1,469,738
Net assets:
Beginning of period	178,739	111,468	4,293,216	2,823,478

End of period	$219,606	$178,739	$5,053,284	$4,293,216

Undistributed (distributions in excess of ) net investment income	$1,185	$(168)	$45,001	$58,293

Shares of beneficial interest:
Class 1:
Shares sold	186	309	3,338	2,469
Shares issued on reinvestment of dividends and distributions	21	101	769	113
Shares repurchased	(172)	(186)	(959)	(1,224)

Net increase (decrease) in shares outstanding	35	224	3,148	1,358

Class 2:
Shares sold	2,123	3,786	12,569	39,535
Shares issued on reinvestment of dividends and distributions	127	502	9,884	1,402
Shares repurchased	(430)	(376)	(2,197)	(2,587)

Net increase in shares outstanding	1,820	3,912	20,256	38,350

Class 3:
Shares sold	—	—	—	—
Shares issued on reinvestment of dividends and distributions	—	—	—	—
Shares repurchased	—	—	—	—

Net (decrease) in shares outstanding	—	—	—	—

[1]	Unaudited.
See Notes to Financial Statements

106	American Funds Insurance Series

(dollars and shares in thousands)
								Blue Chip Income
Global Small Capitalization Fund		Growth Fund		International Fund		New World Fund		and Growth Fund
Six months	Year ended	Six months	Year ended	Six months	Year ended	Six months	Year ended	Six months	Year ended
ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,	December 31,
2007[1]	2006	2007[1]	2006	2007[1]	2006	2007[1]	2006	2007[1]	2006

$4,710	$17,133	$108,246	$228,628	$104,485	$137,525	$15,000	$19,941	$36,863	$53,818
182,274	299,107	1,712,471	1,980,628	780,176	500,368	59,492	101,979	99,732	136,955
493,188	253,788	1,058,173	227,023	269,345	722,497	142,148	163,011	168,760	388,512

680,172	570,028	2,878,890	2,436,279	1,154,006	1,360,390	216,640	284,931	305,355	579,285

(5,382)	(1,490)	(10,023)	(34,631)	(3,559)	(28,625)	(2,321)	(1,693)	(2,254)	(1,925)
(62,809)	(11,446)	(38,929)	(174,167)	(14,868)	(108,664)	(20,737)	(13,873)	(51,829)	(39,240)
—	—	(763)	(3,616)	(223)	(1,878)	—	—	—	—

(68,191)	(12,936)	(49,715)	(212,414)	(18,650)	(139,167)	(23,058)	(15,566)	(54,083)	(41,165)

(5,129)	(538)	(23,434)	—	(13,679)	—	(2,014)	—	(1,063)	(613)
(65,805)	(5,511)	(113,371)	—	(67,770)	—	(19,962)	—	(28,489)	(14,642)
—	—	(2,111)	—	(991)	—	—	—	—	—

(15,875)	(11,953)	(310,646)	(21,900)	(67,908)	(14,699)	(7,335)	(777)	(3,868)	(6,818)
(203,660)	(122,408)	(1,502,851)	(127,584)	(336,431)	(54,210)	(72,699)	(6,937)	(103,658)	(162,814)
—	—	(27,987)	(2,908)	(4,920)	(1,054)	—	—	—	—

(290,469)	(140,410)	(1,980,400)	(152,392)	(491,699)	(69,963)	(102,010)	(7,714)	(137,078)	(184,887)

(358,660)	(153,346)	(2,030,115)	(364,806)	(510,349)	(209,130)	(125,068)	(23,280)	(191,161)	(226,052)

19,429	24,884	1,998,363	75,477	1,007	6,333	21,140	29,547	4,811	15,459
26,386	13,981	344,103	56,531	85,146	43,324	11,670	2,470	7,184	9,356
(21,345)	(61,177)	(889,532)	(634,730)	(130,505)	(240,979)	(15,970)	(21,658)	(12,355)	(14,648)

24,470	(22,312)	1,452,934	(502,722)	(44,352)	(191,322)	16,840	10,359	(360)	10,167

279,251	605,175	1,037,734	3,219,737	529,715	1,576,966	156,681	293,407	239,303	482,725
332,274	139,365	1,655,151	301,751	419,070	162,874	113,398	20,810	183,977	216,696
(92,981)	(172,814)	(2,363,836)	(477,546)	(162,615)	(163,789)	(36,226)	(50,811)	(95,819)	(130,490)

518,544	571,726	329,049	3,043,942	786,170	1,576,051	233,853	263,406	327,461	568,931

—	—	2,140	6,187	1,483	7,615	—	—	—	—
—	—	30,861	6,524	6,133	2,931	—	—	—	—
—	—	(46,906)	(99,810)	(12,199)	(23,044)	—	—	—	—

—	—	(13,905)	(87,099)	(4,583)	(12,498)	—	—	—	—

543,014	549,414	1,768,078	2,454,121	737,235	1,372,231	250,693	273,765	327,101	579,098

864,526	966,096	2,616,853	4,525,594	1,380,892	2,523,491	342,265	535,416	441,295	932,331

3,174,448	2,208,352	27,076,457	22,550,863	9,028,232	6,504,741	1,300,767	765,351	4,096,361	3,164,030

$4,038,974	$3,174,448	$29,693,310	$27,076,457	$10,409,124	$9,028,232	$1,643,032	$1,300,767	$4,537,656	$4,096,361

$(61,758)	$1,723	$101,777	$43,246	$101,284	$15,449	$2,869	$10,927	$36,090	$53,310

707	1,070	29,258	1,227	44	313	911	1,569	386	1,362
957	668	5,094	924	3,601	2,124	506	146	574	895
(801)	(2,682)	(12,971)	(10,324)	(5,659)	(11,857)	(719)	(1,184)	(1,005)	(1,308)

863	(944)	21,381	(8,173)	(2,014)	(9,420)	698	531	(45)	949

10,394	26,182	15,650	52,766	23,020	77,838	6,921	15,627	19,563	42,906
12,176	6,710	24,700	4,975	17,795	7,986	4,954	1,238	14,825	20,876
(3,563)	(7,671)	(35,047)	(7,881)	(7,246)	(8,194)	(1,670)	(2,831)	(7,829)	(11,663)

19,007	25,221	5,303	49,860	33,569	77,630	10,205	14,034	26,559	52,119

—	—	33	100	66	375	—	—	—	—
—	—	457	107	260	144	—	—	—	—
—	—	(698)	(1,629)	(529)	(1,144)	—	—	—	—

—	—	(208)	(1,422)	(203)	(625)	—	—	—	—

107	American Funds Insurance Series

Statements of changes in net assets

	Global Growth
	and Income Fund		Growth-Income Fund		Asset Allocation Fund
	Six months	Period ended	Six months	Year ended	Six months	Year ended
	ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,	December 31,
	2007[1]	2006[1]	2007[1]	2006	2007[1]	2006

Operations:
Net investment income	$13,786	$3,148	$244,486	$411,852	$102,463	$164,993
Net realized gain (loss) on investments and non-U.S. currency Transactions	27,607	3,716	488,966	926,245	222,407	275,335
Net unrealized appreciation (depreciation) on investments and non-U.S. currency translations	42,588	50,508	1,467,310	2,133,468	277,337	488,795

Net increase in net assets resulting from operations	83,981	57,372	2,200,762	3,471,565	602,207	929,123

Dividends and distributions paid to shareholders:
Dividends from net investment income and non-U.S. currency gains:
Class 1	(12)	(271)	(17,187)	(63,674)	(4,987)	(24,341)
Class 2	(210)	(3,240)	(61,012)	(327,704)	(25,137)	(132,041)
Class 3	—	—	(1,224)	(6,935)	(270)	(1,651)

Total dividends from net investment income and non-U.S. currency gains	(222)	(3,511)	(79,423)	(398,313)	(30,394)	(158,033)

Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	(207)	—	(17,061)	(3,880)	(5,053)	—
Class 2	(3,791)	—	(69,727)	(20,518)	(28,051)	—
Class 3	—	—	(1,354)	(474)	(297)	—
Long-term net realized gains:
Class 1	—	—	(164,342)	(84,523)	(36,748)	(11,851)
Class 2	—	—	(671,642)	(447,010)	(204,006)	(72,811)
Class 3	—	—	(13,040)	(10,336)	(2,162)	(1,004)

Total distributions from net realized gain on investments	(3,998)	—	(937,166)	(566,741)	(276,317)	(85,666)

Total dividends and distributions paid to shareholders	(4,220)	(3,511)	(1,016,589)	(965,054)	(306,711)	(243,699)

Capital share transactions:
Class 1:
Proceeds from initial capitalization	—	10,000	—	—	—	—
Proceeds from shares sold	21,821	30,969	1,955,267	3,828	218,524	169,379
Proceeds from reinvestment of dividends and distributions	219	271	198,590	152,077	46,788	36,192
Cost of shares repurchased	(1,787)	(74)	(303,207)	(608,513)	(53,016)	(102,082)

Net increase (decrease) from Class 1 transactions	20,253	41,166	1,850,650	(452,608)	212,296	103,489

Class 2:
Proceeds from shares sold	579,458	585,540	1,018,813	2,849,467	367,011	777,608
Proceeds from reinvestment of dividends and distributions	4,001	3,240	802,381	795,232	257,194	204,852
Cost of shares repurchased	(609)	(1,214)	(2,135,238)	(636,700)	(63,705)	(321,253)

Net increase (decrease) from Class 2 transactions	582,850	587,566	(314,044)	3,007,999	560,500	661,207

Class 3:
Proceeds from shares sold	—	—	254	1,254	2,148	3,176
Proceeds from reinvestment of dividends and distributions	—	—	15,618	17,745	2,729	2,655
Cost of shares repurchased	—	—	(40,128)	(80,096)	(7,498)	(13,663)

Net (decrease) increase from Class 3 transactions	—	—	(24,256)	(61,097)	(2,621)	(7,832)

Net increase in net assets resulting from capital share transactions	603,103	628,732	1,512,350	2,494,294	770,175	756,864

Total increase in net assets	682,864	682,593	2,696,523	5,000,805	1,065,671	1,442,288
Net assets:
Beginning of period	682,593	—	26,904,854	21,904,049	7,517,466	6,075,178

End of period	$1,365,457	$682,593	$29,601,377	$26,904,854	$8,583,137	$7,517,466

Undistributed (distributions in excess of) net investment income	$13,156	$(408)	$242,063	$77,000	$101,447	$29,378

Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	—	1,000	—	—	—	—
Shares sold	1,925	3,083	43,748	93	11,361	9,512
Shares issued on reinvestment of dividends and distributions	18	25	4,425	3,862	2,418	2,052
Shares repurchased	(158)	(7)	(6,907)	(15,201)	(2,794)	(5,805)

Net increase (decrease) in shares outstanding	1,785	4,101	41,266	(11,246)	10,985	5,759

Class 2:
Shares sold	51,137	57,949	23,468	71,465	19,515	44,538
Shares issued on reinvestment of dividends and distributions	336	298	17,999	20,312	13,389	11,718
Shares repurchased	(52)	(126)	(48,302)	(15,943)	(3,390)	(18,153)

Net increase (decrease) in shares outstanding	51,421	58,121	(6,835)	75,834	29,514	38,103

Class 3:
Shares sold	—	—	6	31	113	183
Shares issued on reinvestment of dividends and distributions	—	—	348	452	141	151
Shares repurchased	—	—	(913)	(2,004)	(393)	(776)

Net (decrease) increase in shares outstanding	—	—	(559)	(1,521)	(139)	(442)

[1]	Unaudited.

[2]	For the period May 1, 2006, commencement of operations, through December 31, 2006.

[3]	For the period October 4, 2006, commencement of operations, through December 31, 2006.

[4]	Amount less than one thousand.
See Notes to Financial Statements

108	American Funds Insurance Series

(dollars and shares in thousands)
						U.S. Government/
Bond Fund		Global Bond Fund		High-Income Bond Fund		AAA-Rated Securities Fund		Cash Management Fund
Six months	Year ended	Six months	Period ended	Six months	Year ended	Six months	Year ended	Six months	Year ended
ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,	December 31,
2007[1]	2006	2007[1]	2006[3]	2007[1]	2006	2007[1]	2006	2007[1]	2006
$104,635	$158,314	$1,442	$150	$43,180	$73,713	$15,608	$28,326	$10,245	$15,292
7,157	(4,416)	99	(10)	4,097	3,708	(740)	(3,537)	— [4]	— [4]
(53,933)	57,361	(655)	94	(4,535)	27,773	(9,256)	(923)	6	8

57,859	211,259	886	234	42,742	105,194	5,612	23,866	10,251	15,300

(10,644)	(7,578)	—	(79)	(16,847)	(18,213)	(8,863)	(9,348)	(3,417)	(1,903)
(145,386)	(106,551)	—	(76)	(55,048)	(41,173)	(18,441)	(14,236)	(11,364)	(4,485)
—	—	—	—	(1,767)	(2,049)	(1,265)	(1,245)	(609)	(378)

(156,030)	(114,129)	—	(155)	(73,662)	(61,435)	(28,569)	(24,829)	(15,390)	(6,766)

—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—	—	—

(156,030)	(114,129)	—	(155)	(73,662)	(61,435)	(28,569)	(24,829)	(15,390)	(6,766)

—	—	—	10,000	—	—	—	—	—	—
62,886	52,576	5,927	1,200	11,594	6,186	5,927	4,334	42,148	78,397
10,644	7,578	—	79	16,847	18,213	8,863	9,348	3,417	1,903
(8,316)	(19,886)	(357)	— [4]	(21,271)	(52,667)	(18,056)	(47,068)	(35,176)	(59,631)

65,214	40,268	5,570	11,279	7,170	(28,268)	(3,266)	(33,386)	10,389	20,669

666,726	923,008	89,249	15,491	135,068	199,599	60,565	74,330	190,462	260,270
145,386	106,551	—	76	55,048	41,173	18,441	14,236	11,364	4,485
(30,042)	(57,649)	(2,498)	(98)	(16,616)	(28,107)	(13,093)	(27,041)	(101,471)	(141,648)

782,070	971,910	86,751	15,469	173,500	212,665	65,913	61,525	100,355	123,107

—	—	—	—	1,316	2,705	2,302	2,168	10,962	23,065
—	—	—	—	1,767	2,049	1,265	1,245	609	378
—	—	—	—	(4,984)	(10,123)	(4,864)	(10,244)	(9,706)	(21,422)

—	—	—	—	(1,901)	(5,369)	(1,297)	(6,831)	1,865	2,021

847,284	1,012,178	92,321	26,748	178,769	179,028	61,350	21,308	112,609	145,797

749,113	1,109,308	93,207	26,827	147,849	222,787	38,393	20,345	107,470	154,331

3,603,777	2,494,469	26,827	—	1,159,081	936,294	652,404	632,059	397,950	243,619

$4,352,890	$3,603,777	$120,034	$26,827	$1,306,930	$1,159,081	$690,797	$652,404	$505,420	$397,950

$102,874	$154,269	$1,436	$(6)	$41,251	$71,733	$15,382	$28,343	$10,060	$15,205

—	—	—	1,000	—	—	—	—	—	—
5,338	4,625	573	116	873	498	494	370	3,587	6,852
936	691	—	8	1,324	1,518	777	826	297	168
(705)	(1,746)	(34)	— [4]	(1,603)	(4,196)	(1,515)	(4,006)	(2,996)	(5,209)

5,569	3,570	539	1,124	594	(2,180)	(244)	(2,810)	888	1,811

57,242	81,863	8,645	1,514	10,255	16,013	5,115	6,368	16,300	22,823
12,900	9,793	—	7	4,362	3,457	1,626	1,264	993	398
(2,570)	(5,122)	(242)	(9)	(1,283)	(2,248)	(1,112)	(2,323)	(8,699)	(12,425)

67,572	86,534	8,403	1,512	13,334	17,222	5,629	5,309	8,594	10,796

—	—	—	—	100	219	191	185	933	2,015
—	—	—	—	139	171	111	110	53	34
—	—	—	—	(377)	(804)	(411)	(869)	(829)	(1,876)

—	—	—	—	(138)	(414)	(109)	(574)	157	173

109	American Funds Insurance Series

Notes to financial statements	unaudited

1. Organization and significant accounting policies
Organization — American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 15 different funds. The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:
Global Discovery Fund — Long-term growth of capital by investing primarily in stocks of companies in the services and information area of the global economy.
Global Growth Fund — Long-term growth of capital by investing primarily in common stocks of companies located around the world.
Global Small Capitalization Fund — Long-term growth of capital by investing primarily in stocks of smaller companies located around the world.
Growth Fund — Long-term growth of capital by investing primarily in common stocks of companies that offer opportunities for growth of capital.
International Fund — Long-term growth of capital by investing primarily in common stocks of companies located outside the United States.
New World Fund — Long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.
Blue Chip Income and Growth Fund — To produce income exceeding the average yield on U.S. stocks and to provide an opportunity for growth of principal.
Global Growth and Income Fund — Long-term growth of capital and current income by investing primarily in stocks of well-established companies located around the world.
Growth-Income Fund — Growth of capital and income by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.
Asset Allocation Fund — High total return (including income and capital gains) consistent with long-term preservation of capital.
Bond Fund — As high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.
Global Bond Fund — A high level of total return consistent with prudent management by investing primarily in investment-grade bonds issued by entities based around the world and denominated in various currencies, including U.S. dollars.
High-Income Bond Fund — High current income and, secondarily, capital appreciation by investing primarily in intermediate and long-term corporate obligations, with emphasis on higher yielding, higher risk, lower rated or unrated securities.
U.S. Government/AAA-Rated Securities Fund — A high level of current income consistent with prudent investment risk and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. government and other debt securities rated AAA or Aaa.
Cash Management Fund — High current yield while preserving capital by investing in a diversified selection of high-quality money market instruments.
Each fund offers two or three share classes (1, 2 and 3). Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

110	American Funds Insurance Series

Significant accounting policies — The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the series:
Security valuation — Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the funds to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.
Security transactions and related investment income — Security transactions are recorded by the series as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the series will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class.
Dividends and distributions to shareholders — Dividends and distributions paid to shareholders are recorded on the ex-dividend date.
Non-U.S. currency translation — Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.
Forward currency contracts — The series may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The series enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the series could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the series values

111	American Funds Insurance Series

forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The series records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Mortgage dollar rolls — The series may enter into mortgage dollar roll transactions in which a fund in the series sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.
Loan transactions — The series may enter into loan transactions in which a fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal. Risks may arise due to the delayed settlement date of the loan transaction and the ability of the agent and/or borrower to meet the obligations of the loan.
2. Non-U.S. investments
Investment risk — The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.
Taxation — Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
3. Federal income taxation and distributions
The series complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The series is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
The series adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, on June 29, 2007. The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the funds.
As of and during the period ended June 30, 2007, the funds did not have a liability for any unrecognized tax benefits. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the funds did not incur any interest or penalties.
All of the funds, with the exception of Global Growth and Income Fund and of Global Bond Fund, are not subject to examination by U.S. federal tax authorities for tax years before 2003, nor by state tax authorities for tax years before 2002. Global Growth and Income Fund and Global Bond Fund were each launched in 2006; therefore, their only tax year, 2006, remains open for U.S. federal and state tax authorities. The following funds are not subject to examination by non-U.S. tax authorities for the tax years indicated: Global Small Capitalization Fund, International Fund and New World Fund for tax years before 2001; Global Growth Fund for tax years before 2002; Global Discovery Fund for tax years before 2004; and Growth Fund for tax years before 2005. All other funds are not subject to examination by non-U.S. tax authorities.
Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; amortization of premiums; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

112	American Funds Insurance Series

As indicated in the table below and on the following page, four funds in the series had capital loss carryforwards available at June 30, 2007. These will be used to offset any capital gains realized by the funds in future years through the expiration dates. The funds will not make distributions from capital gains while capital loss carryforwards remain.
The components of distributable earnings on a tax basis are reported as of December 31, 2006, the funds’ most recent year-end. Tax basis unrealized appreciation (depreciation) and cost of investments are reported as of June 30, 2007.
Additional tax basis disclosures are as follows:

	(dollars in thousands)
							Blue Chip
	Global	Global	Global Small			New	Income
	Discovery	Growth	Capitalization	Growth	International	World	and Growth
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

As of December 31, 2006:
Undistributed ordinary income	$1,302	$74,162	$138,438	$187,246	$99,193	$44,694	$82,082
Post-October non-U.S. currency loss deferrals (realized during the period November 1, 2006, through December 31, 2006)*	(4)	(278)	(161)	—	(1,429)	(85)	—
Undistributed long-term capital gain	694	185,782	218,971	1,840,600	408,417	79,839	106,861
Post-October capital loss deferrals (realized during the period November 1, 2006, through December 31, 2006)*	—	—	—	—	—	—	—
Capital loss carryforwards	—	—	—	—	—	—	—

As of June 30, 2007:
Gross unrealized appreciation on investment securities	$42,931	$1,183,572	$1,304,501	$7,076,451	$2,745,095	$482,364	$921,487
Gross unrealized depreciation on investment securities	(1,206)	(59,853)	(122,198)	(342,114)	(97,781)	(7,189)	(19,103)

Net unrealized appreciation on investment securities	$41,725	$1,123,719	$1,182,303	$6,734,337	$2,647,314	$475,175	$902,384

Cost of investment securities	$177,199	$3,957,414	$2,856,114	$22,658,606	$7,840,335	$1,152,636	$3,635,504

For footnotes, please see end of table.

113	American Funds Insurance Series

	(dollars in thousands)
	Global						U.S. Government/
	Growth	Growth-	Asset			High-	AAA-Rated	Cash
	and Income	Income	Allocation	Bond	Global Bond	Income Bond	Securities	Management
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

As of December 31, 2006:
Undistributed ordinary income	$3,953	$164,940	$61,928	$154,731	$—	$73,341	$28,407	$15,237
Post-October non-U.S. currency loss deferrals (realized during the period November 1, 2006, through December 31, 2006)*	(101)	(158)	(165)	—	(24)	(298)	—	—
Undistributed long-term capital gain	—	847,610	242,044	—	—	—	—	—
Post-October capital loss deferrals (realized during the period November 1, 2006, through December 31, 2006)*	—	—	—	—	—	(2,249)	(18)	—

Capital loss carryforwards:
Expiring 2007	—	—	—	$—	—	$—	$737	$—
Expiring 2008	—	—	—	—	—	—	4,040	—
Expiring 2009	—	—	—	—	—	43,714	—	—
Expiring 2010	—	—	—	—	—	50,900	—	— †
Expiring 2011	—	—	—	3,029	—	35,517	—	—
Expiring 2012	—	—	—	—	—	—	—	3
Expiring 2013	—	—	—	588	—	—	—	1
Expiring 2014	—	—	—	808	—	—	4,453	— †

	—	—	—	$4,425	—	$130,131	$9,230	$4

As of June 30, 2007:
Gross unrealized appreciation on investment securities	$119,931	$7,069,302	$1,655,716	$49,148	$667	$46,955	$740	$17
Gross unrealized depreciation on investment securities	(27,364)	(224,194)	(97,259)	(53,199)	(1,342)	(18,701)	(9,102)	—

Net unrealized appreciation (depreciation) on investment securities	$92,567	$6,845,108	$1,558,457	$(4,051)	$(675)	$28,254	$(8,362)	$17

Cost of investment securities	$1,255,590	$22,771,853	$7,030,196	$4,306,163	$123,165	$1,256,914	$735,591	$504,868

*	These deferrals are considered incurred in the subsequent year.

†	Amount less than one thousand.

114	American Funds Insurance Series

4. Fees and transactions with related parties
Capital Research and Management Company (“CRMC”), the series’ investment adviser, is the parent company of American Funds Service CompanySM (“AFS”), the series’ transfer agent, and American Funds Distributors,SM Inc. (“AFD”), the principal underwriter of the series’ shares.
Investment advisory services — The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase.
During the six months ended June 30, 2007, CRMC voluntarily reduced investment advisory service fees to proposed rates for Global Growth Fund and Global Growth and Income Fund. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended June 30, 2007, total aggregate investment advisory services fees waived by CRMC were $17,554,000. As a result, the aggregate fees shown on the accompanying financial statements of $173,665,000 were reduced to $156,111,000. The range of rates and asset levels and the current annualized rates of average net assets for the series, before and after the expense waiver, are as follows:

					For the six months	For the six months
	Rates		Net asset level (in billions)		ended June 30, 2007,	ended June 30, 2007,
Fund	Beginning with	Ending with	Up to	In excess of	before waiver	after waiver

Global Discovery	.580%	.440%	$.5	$1.0	.58%	.52%
Global Growth	.690	.480	.6	3.0	.53	.47
Global Small Capitalization	.800	.650	.6	3.0	.71	.64
Growth	.500	.285	.6	27.0	.32	.29
International	.690	.430	.5	21.0	.49	.45
New World	.850	.660	.5	1.5	.78	.70
Blue Chip Income and Growth	.500	.370	.6	4.0	.42	.38
Global Growth and Income	.690		all		.69	.59
Growth-Income	.500	.222	.6	27.0	.26	.24
Asset Allocation	.500	.250	.6	8.0	.31	.28
Bond	.480	.360	.6	3.0	.40	.36
Global Bond	.570		all		.57	.52
High-Income Bond	.500	.420	.6	2.0	.48	.43
U.S. Government/AAA-Rated Securities	460	.340	.6	2.0	.45	.40
Cash Management	.320		all		.32	.29
Transfer agent services — The aggregate fee of $29,000 was incurred during the six months ended June 30, 2007, pursuant to an agreement with AFS. Under this agreement, the series compensates AFS for transfer agent services, including shareholder recordkeeping, communications and transaction processing.
Deferred trustees’ compensation — Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the series, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the series and vary according to the total returns of the selected funds. Trustees’ compensation of $647,000, shown on the accompanying financial statements, includes $348,000 in current fees (either paid in cash or deferred) and a net increase of $299,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the series.
5. Distribution services
The series has adopted plans of distribution for Class 2 and 3 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on average daily net assets, of 0.25% for Class 2 and 0.18% for Class 3 to pay service fees to firms that have entered into agreements with the series. During the six months ended June 30, 2007, distribution expenses under the plans for the series aggregated $100,797,000 for Class 2 and $1,057,000 for Class 3. Class 1 shares have not adopted a plan of distribution.

115	American Funds Insurance Series

6. Investment transactions and other disclosures
As of June 30, 2007, Asset Allocation Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund had open forward currency contracts to purchase or sell non-U.S. currencies as follows:

		(amounts in thousands)
				U.S. valuations at
		Contract amount		June 30, 2007
					Unrealized
					appreciation
Fund	Non-U.S. currency contracts	Non-U.S.	U.S.	Amount	(depreciation)

Purchases:
Bond	Euros, expiring 8/14/2007	€15,666	$21,187	$21,239	$52
Global Bond	Euros, expiring 7/17–10/2/2007	€4,960	6,728	6,728	— *
Global Bond	Japanese yen, expiring 9/12/2007	¥22,945	191	188	(3)
Global Bond	Canadian dollars, expiring 7/19/2007	C$ 739	656	696	40
Global Bond	Swiss francs, expiring 9/28/2007	CHF2,437	2,000	2,009	9
Sales:
Asset Allocation	Euros, expiring 7/18–9/28/2007	€1,419	1,919	1,922	(3)
Bond	Euros, expiring 9/14/2007	€3,620	4,835	4,912	(77)
Bond	Japanese yen, expiring 9/5–9/6/2007	¥2,468,632	21,486	20,220	1,266
High-Income Bond	Euros, expiring 7/18–9/28/2007	€2,497	3,349	3,387	(38)

*Amount less than one thousand.
The following table presents additional information for the six months ended June 30, 2007:

	(dollars in thousands)
							Blue Chip
	Global	Global	Global Small			New	Income
	Discovery	Growth	Capitalization	Growth	International	World	and Growth
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Purchases of investment securities*	$56,197	$1,073,248	$932,376	$5,592,231	$3,187,189	$386,518	$586,448
Sales of investment securities*	32,761	734,372	786,502	7,205,207	2,259,816	226,411	475,431
Non-U.S taxes on dividend income	162	4,689	1,249	6,089	17,191	1,626	441
Non-U.S taxes on realized gains	—	724	—	1,155	—	295	—
Non-U.S taxes provided on unrealized gains as of June 30, 2007	—	1,378	322	301	3,958	1,376	—
Dividends from affiliated issuers	—	—	282	406	—	—	—
Net realized gain from affiliated issuers	—	—	15,551	—	—	—	—

	(dollars in thousands)
							U.S.
	Global						Government/
	Growth	Growth-	Asset			High-Income	AAA-Rated	Cash
	and Income	Income	Allocation	Bond	Global Bond	Bond	Securities	Management
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Purchases of investment securities*	$695,546	$3,522,780	$2,180,478	$1,460,347	$110,539	$315,703	$362,045	$1,830,542
Sales of investment securities*	139,622	2,444,519	1,319,022	728,271	25,123	192,010	297,431	1,733,373
Non-U.S taxes on dividend income	1,036	6,053	1,121	—	—	—	—	—
Non-U.S taxes on interest income	—	—	19	78	11	17	—	—

*Excludes short-term securities, except for Cash Management Fund.

116	American Funds Insurance Series

Financial highlights1

		Income (loss) from
		investment operations[2]			Dividends and distributions
			Net gains										Ratio of
			(losses) on								Ratio of	Ratio of	net income
	Net asset		securities		Dividends		Total				expenses to	expenses to	(loss)
	value,	Net	(both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net	average net	to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before	assets after	net
Period ended	of period	income (loss)	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver	waiver[3]	assets[3]

Global Discovery Fund

Class 1
6/30/07[4]	$13.05	$.11	$1.11	$1.22	$— [5]	$(.13)	$(.13)	$14.14	9.39%	$31	.61%[6]	.55%[6]	1.60%[6]
12/31/06	11.63	.15	1.89	2.04	(.13)	(.49)	(.62)	13.05	17.66	28	.62	.56	1.19
12/31/05	10.79	.14	1.05	1.19	(.11)	(.24)	(.35)	11.63	11.07	22	.61	.56	1.27
12/31/04	9.94	.08	.98	1.06	(.09)	(.12)	(.21)	10.79	10.72	20	.61	.60	.81
12/31/03	7.26	.05	2.67	2.72	(.04)	—	(.04)	9.94	37.41	17	.61	.61	.55
12/31/02	9.30	.06	(2.05)	(1.99)	(.05)	—	(.05)	7.26	(21.41)	10	.61	.61	.69
Class 2
6/30/07[4]	13.00	.09	1.11	1.20	— [5]	(.13)	(.13)	14.07	9.27	189	.86 [6]	.80 [6]	1.37 [6]
12/31/06	11.59	.11	1.89	2.00	(.10)	(.49)	(.59)	13.00	17.41	151	.87	.81	.94
12/31/05	10.76	.11	1.05	1.16	(.09)	(.24)	(.33)	11.59	10.80	89	.86	.81	1.04
12/31/04	9.92	.06	.97	1.03	(.07)	(.12)	(.19)	10.76	10.43	51	.86	.85	.60
12/31/03	7.25	.02	2.67	2.69	(.02)	—	(.02)	9.92	37.11	24	.86	.86	.28
12/31/02	9.30	.04	(2.05)	(2.01)	(.04)	—	(.04)	7.25	(21.67)	9	.86	.86	.48

Global Growth Fund

Class 1
6/30/07[4]	$23.44	$.28	$2.12	$2.40	$(.35)	$(1.02)	$(1.37)	$24.47	10.22%	$367	.56%[6]	.50%[6]	2.29%[6]
12/31/06	19.63	.41	3.62	4.03	(.22)	—	(.22)	23.44	20.73	278	.58	.53	1.95
12/31/05	17.31	.28	2.19	2.47	(.15)	—	(.15)	19.63	14.37	206	.62	.57	1.56
12/31/04	15.30	.18	1.92	2.10	(.09)	—	(.09)	17.31	13.80	202	.65	.64	1.15
12/31/03	11.35	.12	3.91	4.03	(.08)	—	(.08)	15.30	35.63	188	.70	.70	.94
12/31/02	13.42	.09	(2.02)	(1.93)	(.14)	—	(.14)	11.35	(14.46)	152	.71	.71	.73
Class 2
6/30/07[4]	23.29	.25	2.11	2.36	(.31)	(1.02)	(1.33)	24.32	10.09	4,686	.81 [6]	.75 [6]	2.04 [6]
12/31/06	19.52	.36	3.59	3.95	(.18)	—	(.18)	23.29	20.43	4,015	.83	.78	1.71
12/31/05	17.23	.23	2.18	2.41	(.12)	—	(.12)	19.52	14.07	2,617	.87	.82	1.30
12/31/04	15.25	.14	1.91	2.05	(.07)	—	(.07)	17.23	13.49	1,796	.90	.89	.92
12/31/03	11.32	.09	3.89	3.98	(.05)	—	(.05)	15.25	35.27	1,082	.95	.95	.68
12/31/02	13.38	.06	(2.01)	(1.95)	(.11)	—	(.11)	11.32	(14.64)	592	.96	.96	.48

Global Small Capitalization Fund

Class 1
6/30/07[4]	$24.87	$.06	$5.21	$5.27	$(.55)	$(2.16)	$(2.71)	$27.43	21.14%	$296	.74%[6]	.67%[6]	.49%[6]
12/31/06	21.29	.19	4.74	4.93	(.14)	(1.21)	(1.35)	24.87	24.35	247	.77	.69	.82
12/31/05	17.14	.13	4.23	4.36	(.21)	—	(.21)	21.29	25.66	231	.79	.73	.72
12/31/04	14.15	.02	2.97	2.99	—	—	—	17.14	21.13	193	.81	.80	.15
12/31/03	9.27	— [5]	4.97	4.97	(.09)	—	(.09)	14.15	53.92	163	.83	.83	(.03)
12/31/02	11.52	— [5]	(2.15)	(2.15)	(.10)	—	(.10)	9.27	(18.83)	108	.84	.84	.04
Class 2
6/30/07[4]	24.64	.03	5.15	5.18	(.50)	(2.16)	(2.66)	27.16	20.97	3,743	.99 [6]	.92 [6]	.25 [6]
12/31/06	21.12	.14	4.70	4.84	(.11)	(1.21)	(1.32)	24.64	24.05	2,927	1.02	.94	.61
12/31/05	17.02	.09	4.19	4.28	(.18)	—	(.18)	21.12	25.35	1,977	1.04	.97	.49
12/31/04	14.08	(.01)	2.95	2.94	—	—	—	17.02	20.88	1,198	1.06	1.05	(.07)
12/31/03	9.23	(.03)	4.95	4.92	(.07)	—	(.07)	14.08	53.53	665	1.08	1.08	(.28)
12/31/02	11.48	(.02)	(2.15)	(2.17)	(.08)	—	(.08)	9.23	(19.05)	290	1.09	1.09	(.20)
For footnotes, please see end of table.

117	American Funds Insurance Series

		Income (loss) from
		investment operations[2]			Dividends and distributions
			Net gains
			(losses) on								Ratio of		Ratio of		Ratio of
	Net asset		securities		Dividends		Total				expenses to		expenses to		net income
	value,	Net	(both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net		average net		to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before		assets after		net
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver		waiver[3]		assets[3]

Growth Fund

Class 1
6/30/07[4]	$64.51	$.34	$6.65	$6.99	$(.14)	$(4.73)	$(4.87)	$66.63	10.74%	$5,043	.33%[6]		.30%[6]		1.01%[6]
12/31/06	59.36	.70	5.46	6.16	(.63)	(.38)	(1.01)	64.51	10.48	3,503	.34		.31		1.14
12/31/05	51.39	.46	8.00	8.46	(.49)	—	(.49)	59.36	16.50	3,709	.35		.32		.87
12/31/04	45.74	.32	5.51	5.83	(.18)	—	(.18)	51.39	12.75	3,744	.36		.36		.68
12/31/03	33.47	.16	12.26	12.42	(.15)	—	(.15)	45.74	37.15	3,877	.39		.39		.41
12/31/02	44.30	.12	(10.87)	(10.75)	(.08)	—	(.08)	33.47	(24.27)	3,195	.40		.40		.30
Class 2
6/30/07[4]	64.08	.24	6.62	6.86	(.12)	(4.73)	(4.85)	66.09	10.60	24,198	.58	[6]	.55	[6]	.73	[6]
12/31/06	58.98	.54	5.43	5.97	(.49)	(.38)	(.87)	64.08	10.22	23,122	.59		.56		.89
12/31/05	51.10	.34	7.92	8.26	(.38)	—	(.38)	58.98	16.19	18,343	.60		.57		.64
12/31/04	45.50	.23	5.45	5.68	(.08)	—	(.08)	51.10	12.50	12,055	.61		.61		.50
12/31/03	33.29	.06	12.19	12.25	(.04)	—	(.04)	45.50	36.80	7,107	.64		.64		.16
12/31/02	44.09	.03	(10.82)	(10.79)	(.01)	—	(.01)	33.29	(24.46)	3,009	.65		.65		.07
Class 3
6/30/07[4]	64.50	.27	6.65	6.92	(.12)	(4.73)	(4.85)	66.57	10.65	452	.51	[6]	.48	[6]	.80	[6]
12/31/06	59.34	.59	5.46	6.05	(.51)	(.38)	(.89)	64.50	10.29	451	.52		.49		.95
12/31/05	51.38	.37	7.98	8.35	(.39)	—	(.39)	59.34	16.28	499	.53		.50		.69
12/31/04[7]	47.74	.24	3.50	3.74	(.10)	—	(.10)	51.38	7.85	516	.54	[6]	.53	[6]	.54	[6]

International Fund

Class 1
6/30/07[4]	$22.01	$.27	$2.54	$2.81	$(.05)	$(1.17)	$(1.22)	$23.60	12.76%	$1,720	.52%[6]		.48%[6]		2.37%[6]
12/31/06	18.96	.41	3.21	3.62	(.38)	(.19)	(.57)	22.01	19.33	1,648	.54		.49		1.99
12/31/05	15.82	.32	3.11	3.43	(.29)	—	(.29)	18.96	21.75	1,599	.57		.52		1.92
12/31/04	13.41	.22	2.41	2.63	(.22)	—	(.22)	15.82	19.66	1,495	.60		.59		1.54
12/31/03	10.07	.15	3.38	3.53	(.19)	—	(.19)	13.41	35.12	1,431	.63		.63		1.40
12/31/02	12.02	.15	(1.90)	(1.75)	(.20)	—	(.20)	10.07	(14.58)	1,236	.63		.63		1.35
Class 2
6/30/07[4]	21.94	.24	2.53	2.77	(.04)	(1.17)	(1.21)	23.50	12.62	8,565	.77	[6]	.73	[6]	2.15	[6]
12/31/06	18.92	.35	3.20	3.55	(.34)	(.19)	(.53)	21.94	18.98	7,260	.79		.74		1.72
12/31/05	15.79	.28	3.11	3.39	(.26)	—	(.26)	18.92	21.50	4,790	.82		.77		1.64
12/31/04	13.39	.18	2.41	2.59	(.19)	—	(.19)	15.79	19.32	2,752	.84		.83		1.27
12/31/03	10.05	.12	3.37	3.49	(.15)	—	(.15)	13.39	34.85	1,385	.88		.88		1.08
12/31/02	11.97	.12	(1.89)	(1.77)	(.15)	—	(.15)	10.05	(14.84)	636	.88		.88		1.05
Class 3
6/30/07[4]	22.00	.25	2.53	2.78	(.04)	(1.17)	(1.21)	23.57	12.64	124	.70	[6]	.66	[6]	2.19	[6]
12/31/06	18.96	.37	3.20	3.57	(.34)	(.19)	(.53)	22.00	19.07	120	.72		.67		1.81
12/31/05	15.82	.29	3.11	3.40	(.26)	—	(.26)	18.96	21.54	116	.75		.70		1.74
12/31/04[7]	13.76	.20	2.05	2.25	(.19)	—	(.19)	15.82	16.45	115	.77	[6]	.77	[6]	1.45	[6]

New World Fund

Class 1
6/30/07[4]	$21.56	$.26	$3.22	$3.48	$(.39)	$(1.56)	$(1.95)	$23.09	16.11%	$151	.84%[6]		.76%[6]		2.31%[6]
12/31/06	16.67	.41	4.95	5.36	(.32)	(.15)	(.47)	21.56	32.88	126	.88		.80		2.19
12/31/05	13.96	.33	2.58	2.91	(.20)	—	(.20)	16.67	21.10	88	.92		.85		2.22
12/31/04	11.99	.23	2.01	2.24	(.27)	—	(.27)	13.96	19.07	63	.93		.92		1.81
12/31/03	8.76	.21	3.21	3.42	(.19)	—	(.19)	11.99	39.56	47	.92		.92		2.15
12/31/02	9.44	.20	(.70)	(.50)	(.18)	—	(.18)	8.76	(5.45)	35	.91		.91		2.14
Class 2
6/30/07[4]	21.40	.23	3.19	3.42	(.35)	(1.56)	(1.91)	22.91	15.95	1,492	1.09	[6]	1.01	[6]	2.08	[6]
12/31/06	16.56	.36	4.92	5.28	(.29)	(.15)	(.44)	21.40	32.59	1,175	1.13		1.05		1.93
12/31/05	13.89	.29	2.56	2.85	(.18)	—	(.18)	16.56	20.74	677	1.17		1.10		1.97
12/31/04	11.94	.19	2.01	2.20	(.25)	—	(.25)	13.89	18.80	373	1.18		1.17		1.57
12/31/03	8.73	.19	3.19	3.38	(.17)	—	(.17)	11.94	39.18	224	1.17		1.17		1.90
12/31/02	9.41	.18	(.70)	(.52)	(.16)	—	(.16)	8.73	(5.66)	124	1.16		1.16		1.89

118	American Funds Insurance Series

		Income (loss) from
		investment operations[2]			Dividends and distributions
			Net gains
			(losses) on								Ratio of		Ratio of		Ratio of
	Net asset		securities		Dividends		Total				expenses to		expenses to		net income
	value,	Net	(both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net		average net		to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before		assets after		net
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver		waiver[3]		assets[3]

Blue Chip Income and Growth Fund

Class 1
6/30/07[4]	$11.97	$.12	$.78	$.90	$(.18)	$(.39)	$(.57)	$12.30	7.36%	$163	.42%[6]		.38%[6]		1.96%[6]
12/31/06	10.91	.20	1.63	1.83	(.16)	(.61)	(.77)	11.97	17.73	159	.43		.39		1.75
12/31/05	10.26	.18	.59	.77	(.12)	—	(.12)	10.91	7.57	135	.45		.41		1.73
12/31/04	9.41	.15	.78	.93	(.08)	—	(.08)	10.26	9.94	129	.46		.46		1.60
12/31/03	7.17	.13	2.11	2.24	—	—	—	9.41	31.24	107	.52		.50		1.67
12/31/02	9.43	.16	(2.32)	(2.16)	(.10)	—	(.10)	7.17	(22.93)	54	.52		.52		1.89
Class 2
6/30/07[4]	11.87	.11	.77	.88	(.15)	(.39)	(.54)	12.21	7.31	4,375	.67	[6]	.63	[6]	1.71	[6]
12/31/06	10.83	.17	1.61	1.78	(.13)	(.61)	(.74)	11.87	17.42	3,937	.68		.64		1.50
12/31/05	10.20	.15	.58	.73	(.10)	—	(.10)	10.83	7.24	3,029	.70		.66		1.48
12/31/04	9.36	.13	.78	.91	(.07)	—	(.07)	10.20	9.74	2,349	.71		.70		1.37
12/31/03	7.16	.11	2.09	2.20	—	—	—	9.36	30.73	1,490	.76		.74		1.41
12/31/02	9.41	.14	(2.30)	(2.16)	(.09)	—	(.09)	7.16	(23.07)	426	.77		.77		1.76

Global Growth and Income[8]

Class 1
6/30/07[4]	$10.98	$.17	$.75	$.92	$— [5]	$(.04)	$(.04)	$11.86	8.36%	$70	.71%[6]		.61%[6]		2.93%[6]
12/31/06	10.00	.14	.91	1.05	(.07)	—	(.07)	10.98	10.49	45	.72	[6]	.65	[6]	2.10	[6]
Class 2
6/30/07[4]	10.97	.16	.74	.90	— [5]	(.04)	(.04)	11.83	8.18	1,295	.96	[6]	.86	[6]	2.75	[6]
12/31/06	10.00	.11	.92	1.03	(.06)	—	(.06)	10.97	10.30	638	.97	[6]	.90	[6]	1.64	[6]

Growth-Income Fund

Class 1
6/30/07[4]	$42.43	$.44	$3.07	$3.51	$(.14)	$(1.45)	$(1.59)	$44.35	8.21%	$5,759	.27%[6]		.25%[6]		2.00%[6]
12/31/06	38.31	.77	5.03	5.80	(.72)	(.96)	(1.68)	42.43	15.51	3,759	.28		.25		1.92
12/31/05	36.81	.62	1.61	2.23	(.58)	(.15)	(.73)	38.31	6.08	3,825	.29		.27		1.68
12/31/04	33.61	.48	3.09	3.57	(.37)	—	(.37)	36.81	10.66	4,213	.31		.30		1.39
12/31/03	25.63	.42	7.96	8.38	(.40)	—	(.40)	33.61	32.76	4,402	.34		.34		1.45
12/31/02	31.70	.41	(6.16)	(5.75)	(.32)	—	(.32)	25.63	(18.15)	3,741	.35		.35		1.43
Class 2
6/30/07[4]	42.19	.37	3.06	3.43	(.12)	(1.45)	(1.57)	44.05	8.07	23,389	.52	[6]	.50	[6]	1.70	[6]
12/31/06	38.12	.67	4.99	5.66	(.63)	(.96)	(1.59)	42.19	15.20	22,688	.53		.50		1.67
12/31/05	36.64	.53	1.60	2.13	(.50)	(.15)	(.65)	38.12	5.83	17,608	.54		.52		1.44
12/31/04	33.48	.41	3.06	3.47	(.31)	—	(.31)	36.64	10.37	13,105	.56		.55		1.19
12/31/03	25.52	.34	7.92	8.26	(.30)	—	(.30)	33.48	32.43	7,824	.59		.59		1.18
12/31/02	31.58	.35	(6.14)	(5.79)	(.27)	—	(.27)	25.52	(18.34)	3,632	.60		.60		1.22
Class 3
6/30/07[4]	42.42	.39	3.08	3.47	(.12)	(1.45)	(1.57)	44.32	8.14	453	.45	[6]	.43	[6]	1.78	[6]
12/31/06	38.31	.70	5.01	5.71	(.64)	(.96)	(1.60)	42.42	15.30	458	.46		.43		1.74
12/31/05	36.80	.56	1.61	2.17	(.51)	(.15)	(.66)	38.31	5.88	471	.47		.45		1.50
12/31/04[7]	34.64	.41	2.07	2.48	(.32)	—	(.32)	36.80	7.18	537	.49	[6]	.48	[6]	1.24	[6]
For footnotes, please see end of table.

119	American Funds Insurance Series

		Income (loss) from
		investment operations[2]			Dividends and distributions
			Net gains
			(losses) on								Ratio of		Ratio of		Ratio of
	Net asset		securities		Dividends		Total				expenses to		expenses to		net income
	value,	Net	(both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net		average net		to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before		assets after		net
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver		waiver[3]		assets[3]

Asset Allocation Fund

Class 1
6/30/07[4]	$18.34	$.26	$1.21	$1.47	$(.08)	$(.64)	$(.72)	$19.09	7.93%	$1,333	.32%[6]		.29%[6]		2.79%[6]
12/31/06	16.56	.47	1.97	2.44	(.43)	(.23)	(.66)	18.34	14.96	1,079	.33		.30		2.67
12/31/05	15.49	.41	1.05	1.46	(.39)	—	(.39)	16.56	9.45	879	.35		.32		2.57
12/31/04	14.58	.39	.84	1.23	(.32)	—	(.32)	15.49	8.50	899	.38		.37		2.64
12/31/03	12.23	.41	2.29	2.70	(.35)	—	(.35)	14.58	22.14	911	.42		.42		3.12
12/31/02	14.30	.45	(2.19)	(1.74)	(.33)	—	(.33)	12.23	(12.19)	797	.45		.45		3.31
Class 2
6/30/07[4]	18.23	.24	1.19	1.43	(.07)	(.64)	(.71)	18.95	7.77	7,173	.57	[6]	.54	[6]	2.55	[6]
12/31/06	16.47	.42	1.96	2.38	(.39)	(.23)	(.62)	18.23	14.66	6,362	.58		.55		2.42
12/31/05	15.42	.37	1.04	1.41	(.36)	—	(.36)	16.47	9.14	5,120	.60		.57		2.31
12/31/04	14.51	.36	.84	1.20	(.29)	—	(.29)	15.42	8.34	3,797	.62		.62		2.42
12/31/03	12.18	.37	2.27	2.64	(.31)	—	(.31)	14.51	21.74	2,314	.67		.67		2.81
12/31/02	14.25	.42	(2.18)	(1.76)	(.31)	—	(.31)	12.18	(12.38)	1,056	.70		.70		3.11
Class 3
6/30/07[4]	18.34	.25	1.19	1.44	(.07)	(.64)	(.71)	19.07	7.78	77	.50	[6]	.47	[6]	2.62	[6]
12/31/06	16.56	.44	1.97	2.41	(.40)	(.23)	(.63)	18.34	14.75	76	.51		.48		2.49
12/31/05	15.49	.38	1.05	1.43	(.36)	—	(.36)	16.56	9.26	76	.53		.50		2.39
12/31/04[7]	14.85	.36	.58	.94	(.30)	—	(.30)	15.49	6.38	81	.55	[6]	.55	[6]	2.50	[6]

Bond Fund

Class 1
6/30/07[4]	$11.64	$.32	$(.12)	$.20	$(.45)	—	$(.45)	$11.39	1.70%	$288	.42%[6]		.38%[6]		5.54%[6]
12/31/06	11.31	.63	.17	.80	(.47)	—	(.47)	11.64	7.31	230	.43		.39		5.54
12/31/05	11.57	.60	(.40)	.20	(.46)	—	(.46)	11.31	1.77	182	.44		.40		5.30
12/31/04	11.34	.56	.10	.66	(.43)	—	(.43)	11.57	6.04	195	.45		.44		4.94
12/31/03	10.41	.57	.78	1.35	(.42)	—	(.42)	11.34	13.07	213	.47		.47		5.19
12/31/02	10.44	.67	(.24)	.43	(.46)	—	(.46)	10.41	4.26	218	.49		.49		6.60
Class 2
6/30/07[4]	11.53	.31	(.12)	.19	(.43)	—	(.43)	11.29	1.63	4,065	.67	[6]	.63	[6]	5.29	[6]
12/31/06	11.22	.60	.16	.76	(.45)	—	(.45)	11.53	6.99	3,374	.68		.64		5.29
12/31/05	11.48	.57	(.39)	.18	(.44)	—	(.44)	11.22	1.59	2,312	.69		.65		5.06
12/31/04	11.27	.53	.09	.62	(.41)	—	(.41)	11.48	5.72	1,759	.70		.69		4.68
12/31/03	10.36	.53	.78	1.31	(.40)	—	(.40)	11.27	12.80	1,280	.72		.72		4.88
12/31/02	10.40	.64	(.24)	.40	(.44)	—	(.44)	10.36	4.05	697	.74		.74		6.34

Global Bond Fund

Class 1
6/30/07[4]	$10.18	$.23	$(.03)	$.20	$—	—	$—	$10.38	1.96%	$17	.61%[6]		.56%[6]		4.45%[6]
12/31/06[9]	10.00	.10	.15	.25	(.07)	—	(.07)	10.18	2.52	12	.15		.13		1.00
Class 2
6/30/07[4]	10.17	.22	(.03)	.19	—	—	—	10.36	1.87	103	.86	[6]	.81	[6]	4.23	[6]
12/31/06[10]	10.00	.06	.18	.24	(.07)	—	(.07)	10.17	1.99	15	.13		.12		.60

120	American Funds Insurance Series

		Income (loss) from
		investment operations[2]			Dividends and distributions
			Net gains
			(losses) on								Ratio of		Ratio of		Ratio of
	Net asset		securities		Dividends		Total				expenses to		expenses to		net income
	value,	Net	(both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net		average net		to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before		assets after		net
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver		waiver[3]		assets[3]

High-Income Bond Fund

Class 1
6/30/07[4]	$12.90	$.47	$.02	$.49	$(.77)	—	$(.77)	$12.62	3.73%	$294	.49%[6]		.44%[6]		7.17%[6]
12/31/06	12.41	.92	.37	1.29	(.80)	—	(.80)	12.90	10.89	293	.49		.45		7.36
12/31/05	12.89	.85	(.55)	.30	(.78)	—	(.78)	12.41	2.46	309	.50		.46		6.76
12/31/04	12.54	.84	.32	1.16	(.81)	—	(.81)	12.89	9.83	364	.50		.50		6.74
12/31/03	10.44	.90	2.12	3.02	(.92)	—	(.92)	12.54	29.79	411	.51		.51		7.74
12/31/02	11.78	1.01	(1.25)	(.24)	(1.10)	—	(1.10)	10.44	(1.51)	335	.52		.52		9.55
Class 2
6/30/07[4]	12.79	.45	.01	.46	(.74)	—	(.74)	12.51	3.58	982	.74	[6]	.69	[6]	6.91	[6]
12/31/06	12.32	.89	.36	1.25	(.78)	—	(.78)	12.79	10.59	832	.74		.70		7.12
12/31/05	12.81	.81	(.55)	.26	(.75)	—	(.75)	12.32	2.20	590	.75		.71		6.55
12/31/04	12.47	.81	.32	1.13	(.79)	—	(.79)	12.81	9.59	444	.75		.74		6.48
12/31/03	10.39	.86	2.12	2.98	(.90)	—	(.90)	12.47	29.51	319	.76		.76		7.41
12/31/02	11.74	.97	(1.25)	(.28)	(1.07)	—	(1.07)	10.39	(1.83)	183	.77		.77		9.28
Class 3
6/30/07[4]	12.88	.46	.02	.48	(.74)	—	(.74)	12.62	3.69	31	.67	[6]	.62	[6]	6.98	[6]
12/31/06	12.39	.90	.36	1.26	(.77)	—	(.77)	12.88	10.66	34	.67		.63		7.19
12/31/05	12.87	.82	(.55)	.27	(.75)	—	(.75)	12.39	2.25	37	.68		.64		6.58
12/31/04[7]	12.79	.78	.11	.89	(.81)	—	(.81)	12.87	7.52	46	.68	[6]	.68	[6]	6.57	[6]

U.S. Government/AAA-Rated Securities Fund

Class 1
6/30/07[4]	$11.87	$.29	$(.18)	$.11	$(.51)	—	$(.51)	$11.47	.94%	$208	.47%[6]		.42%[6]		4.85%[6]
12/31/06	11.91	.55	(.10)	.45	(.49)	—	(.49)	11.87	3.95	218	.47		.42		4.64
12/31/05	12.07	.48	(.16)	.32	(.48)	—	(.48)	11.91	2.70	252	.47		.43		3.99
12/31/04	12.24	.45	(.03)	.42	(.59)	—	(.59)	12.07	3.58	286	.47		.46		3.68
12/31/03	12.37	.46	(.15)	.31	(.44)	—	(.44)	12.24	2.51	373	.46		.46		3.71
12/31/02	11.87	.54	.55	1.09	(.59)	—	(.59)	12.37	9.45	517	.47		.47		4.45
Class 2
6/30/07[4]	11.79	.27	(.17)	.10	(.49)	—	(.49)	11.40	.83	453	.72	[6]	.67	[6]	4.60	[6]
12/31/06	11.83	.51	(.09)	.42	(.46)	—	(.46)	11.79	3.75	402	.72		.67		4.40
12/31/05	12.00	.45	(.16)	.29	(.46)	—	(.46)	11.83	2.41	341	.72		.68		3.75
12/31/04	12.17	.41	(.03)	.38	(.55)	—	(.55)	12.00	3.30	285	.72		.71		3.42
12/31/03	12.31	.42	(.14)	.28	(.42)	—	(.42)	12.17	2.28	273	.71		.71		3.43
12/31/02	11.83	.50	.55	1.05	(.57)	—	(.57)	12.31	9.15	288	.72		.72		4.14
Class 3
6/30/07[4]	11.86	.28	(.18)	.10	(.49)	—	(.49)	11.47	.83	30	.65	[6]	.60	[6]	4.67	[6]
12/31/06	11.89	.52	(.09)	.43	(.46)	—	(.46)	11.86	3.80	32	.65		.60		4.45
12/31/05	12.05	.46	(.16)	.30	(.46)	—	(.46)	11.89	2.50	39	.65		.61		3.81
12/31/04[7]	12.34	.41	(.11)	.30	(.59)	—	(.59)	12.05	2.58	43	.65	[6]	.65	[6]	3.51	[6]
For footnotes, please see end of table.

121	American Funds Insurance Series

		Income from
		investment operations[2]				Dividends and distributions
			Net gains on									Ratio of	Ratio of	Ratio of
	Net asset		securities			Dividends		Total				expenses to	expenses to	net income
	value,	Net	(both		Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net	average net	to average
	beginning	investment	realized and		investment	investment	(from capital	and	value, end	Total	end of period	assets before	assets after	net
Period ended	of period	income	unrealized)		operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver	waiver[3]	assets[3]

Cash Management Fund

Class 1
6/30/07[4]	$11.62	$.28	$—	[5]	$.28	$(.38)	—	$(.38)	$11.52	2.45%	$107	.33%[6]	.30%[6]	5.00%[6]
12/31/06	11.31	.54	—	[5]	.54	(.23)	—	(.23)	11.62	4.81	98	.33	.30	4.74
12/31/05	11.09	.33	—	[5]	.33	(.11)	—	(.11)	11.31	2.97	75	.33	.30	2.91
12/31/04	11.07	.11	—	[5]	.11	(.09)	—	(.09)	11.09	.96	78	.37	.36	.96
12/31/03	11.17	.07	—	[5]	.07	(.17)	—	(.17)	11.07	.67	103	.47	.47	.68
12/31/02	11.41	.14	—	[5]	.14	(.38)	—	(.38)	11.17	1.24	203	.46	.46	1.25
Class 2
6/30/07[4]	11.56	.28	—	[5]	.28	(.37)	—	(.37)	11.47	2.39	378	.58 [6]	.55 [6]	4.75 [6]
12/31/06	11.26	.51	—	[5]	.51	(.21)	—	(.21)	11.56	4.59	282	.58	.55	4.52
12/31/05	11.05	.30	—	[5]	.30	(.09)	—	(.09)	11.26	2.68	153	.58	.55	2.71
12/31/04	11.03	.08	—	[5]	.08	(.06)	—	(.06)	11.05	.70	110	.61	.61	.76
12/31/03	11.12	.05	—	[5]	.05	(.14)	—	(.14)	11.03	.47	99	.72	.72	.42
12/31/02	11.37	.11	—	[5]	.11	(.36)	—	(.36)	11.12	1.00	133	.71	.71	1.00
Class 3
6/30/07[4]	11.60	.29	—	[5]	.29	(.37)	—	(.37)	11.52	2.46	20	.51 [6]	.48 [6]	4.82 [6]
12/31/06	11.29	.52	—	[5]	.52	(.21)	—	(.21)	11.60	4.64	18	.51	.48	4.53
12/31/05	11.07	.30	—	[5]	.30	(.08)	—	(.08)	11.29	2.74	16	.51	.48	2.70
12/31/04[7]	11.07	.09	—	[5]	.09	(.09)	—	(.09)	11.07	.78	20	.54 [6]	.54 [6]	.80 [6]

	Six months ended	Year ended December 31
Portfolio turnover rate for all classes of shares	June 30, 2007[4]	2006		2005	2004	2003	2002

Global Discovery Fund	19%	31%		53%	28%	30%	25%
Global Growth Fund	18	31		26	24	27	30
Global Small Capitalization Fund	24	50		47	49	51	66
Growth Fund	21	35		29	30	34	34
International Fund	25	29		40	37	40	30
New World Fund	17	32		26	18	19	22
Blue Chip Income and Growth Fund	12	21		33	13	12	8
Global Growth and Income Fund	16	8	[8]	—	—	—	—
Growth-Income Fund	10	25		20	21	21	26
Asset Allocation Fund	18	38		23	20	20	25
Bond Fund	23	57		46	34	20	29
Global Bond Fund	44	7	[9]	—	—	—	—
High-Income Bond Fund	18	35		35	38	48	45
U.S. Government/AAA-Rated Securities Fund	47	76		86	68	63	53
Cash Management Fund	—	—		—	—	—	—

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

[2]	Based on average shares outstanding.

[3]	This column reflects the impact, if any, of certain waivers by CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes.

[4]	Unaudited.

[5]	Amount less than $.01.

[6]	Annualized.

[7]	From January 16, 2004, when Class 3 shares were first issued.

[8]	From May 1, 2006, commencement of operations.

[9]	From October 4, 2006, commencement of operations.

[10]	From November 6, 2006, when Class 2 shares were first issued.
See Notes to Financial Statements

122	American Funds Insurance Series

Expense example	unaudited

The funds in the American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the Series, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds only so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007, through June 30, 2007).
Actual expenses:
The first line of each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.
Notes:
Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account	Ending account	Expenses paid	Annualized
	value 1/1/2007	value 6/30/2007	during period*	expense ratio

Global Discovery Fund
Class 1 — actual return	$1,000.00	$1,093.86	$2.86	.55%
Class 1 — assumed 5% return	1,000.00	1,022.07	2.76	.55

Class 2 — actual return	1,000.00	1,092.69	4.15	.80
Class 2 — assumed 5% return	1,000.00	1,020.83	4.01	.80

Global Growth Fund
Class 1 — actual return	$1,000.00	$1,102.15	$2.61	.50%
Class 1 — assumed 5% return	1,000.00	1,022.32	2.51	.50

Class 2 — actual return	1,000.00	1,100.94	3.91	.75
Class 2 — assumed 5% return	1,000.00	1,021.08	3.76	.75

Global Small Capitalization Fund
Class 1 — actual return	$1,000.00	$1,211.42	$3.67	.67%
Class 1 — assumed 5% return	1,000.00	1,021.47	3.36	.67

Class 2 — actual return	1,000.00	1,209.73	5.04	.92
Class 2 — assumed 5% return	1,000.00	1,020.23	4.61	.92

123	American Funds Insurance Series

	Beginning account	Ending account	Expenses paid	Annualized
	value 1/1/2007	value 6/30/2007	during period*	expense ratio

Growth Fund
Class 1 — actual return	$1,000.00	$1,107.39	$1.57	.30%
Class 1 — assumed 5% return	1,000.00	1,023.31	1.51	.30

Class 2 — actual return	1,000.00	1,105.95	2.87	.55
Class 2 — assumed 5% return	1,000.00	1,022.07	2.76	.55

Class 3 — actual return	1,000.00	1,106.49	2.51	.48
Class 3 — assumed 5% return	1,000.00	1,022.41	2.41	.48

International Fund
Class 1 — actual return	$1,000.00	$1,127.56	$2.53	.48%
Class 1 — assumed 5% return	1,000.00	1,022.41	2.41	.48

Class 2 — actual return	1,000.00	1,126.21	3.85	.73
Class 2 — assumed 5% return	1,000.00	1,021.17	3.66	.73

Class 3 — actual return	1,000.00	1,126.41	3.48	.66
Class 3 — assumed 5% return	1,000.00	1,021.52	3.31	.66

New World Fund
Class 1 — actual return	$1,000.00	$1,161.10	$4.07	.76%
Class 1 — assumed 5% return	1,000.00	1,021.03	3.81	.76

Class 2 — actual return	1,000.00	1,159.54	5.41	1.01
Class 2 — assumed 5% return	1,000.00	1,019.79	5.06	1.01

Blue Chip Income and Growth Fund
Class 1 — actual return	$1,000.00	$1,073.64	$1.95	.38%
Class 1 — assumed 5% return	1,000.00	1,022.91	1.91	.38

Class 2 — actual return	1,000.00	1,073.08	3.24	.63
Class 2 — assumed 5% return	1,000.00	1,021.67	3.16	.63

Global Growth and Income Fund
Class 1 — actual return	$1,000.00	$1,083.58	$3.15	.61%
Class 1 — assumed 5% return	1,000.00	1,021.77	3.06	.61

Class 2 — actual return	1,000.00	1,081.83	4.44	.86
Class 2 — assumed 5% return	1,000.00	1,020.53	4.31	.86

Growth-Income Fund
Class 1 — actual return	$1,000.00	$1,082.10	$1.29	.25%
Class 1 — assumed 5% return	1,000.00	1,023.55	1.25	.25

Class 2 — actual return	1,000.00	1,080.72	2.58	.50
Class 2 — assumed 5% return	1,000.00	1,022.32	2.51	.50

Class 3 — actual return	1,000.00	1,081.36	2.22	.43
Class 3 — assumed 5% return	1,000.00	1,022.66	2.16	.43

Asset Allocation Fund
Class 1 — actual return	$1,000.00	$1,079.25	$1.50	.29%
Class 1 — assumed 5% return	1,000.00	1,023.36	1.45	.29

Class 2 — actual return	1,000.00	1,077.71	2.78	.54
Class 2 — assumed 5% return	1,000.00	1,022.12	2.71	.54

Class 3 — actual return	1,000.00	1,077.84	2.42	.47
Class 3 — assumed 5% return	1,000.00	1,022.46	2.36	.47

124	American Funds Insurance Series

	Beginning account	Ending account	Expenses paid	Annualized
	value 1/1/2007	value 6/30/2007	during period*	expense ratio

Bond Fund
Class 1 — actual return	$1,000.00	$1,017.00	$1.90	.38%
Class 1 — assumed 5% return	1,000.00	1,022.91	1.91	.38

Class 2 — actual return	1,000.00	1,016.28	3.15	.63
Class 2 — assumed 5% return	1,000.00	1,021.67	3.16	.63

Global Bond Fund
Class 1 — actual return	$1,000.00	$1,019.65	$2.80	.56%
Class 1 — assumed 5% return	1,000.00	1,022.02	2.81	.56

Class 2 — actual return	1,000.00	1,018.68	4.05	.81
Class 2 — assumed 5% return	1,000.00	1,020.78	4.06	.81

High-Income Bond Fund
Class 1 — actual return	$1,000.00	$1,037.28	$2.22	.44%
Class 1 — assumed 5% return	1,000.00	1,022.61	2.21	.44

Class 2 — actual return	1,000.00	1,035.77	3.48	.69
Class 2 — assumed 5% return	1,000.00	1,021.37	3.46	.69

Class 3 — actual return	1,000.00	1,036.90	3.13	.62
Class 3 — assumed 5% return	1,000.00	1,021.72	3.11	.62

U.S. Government/AAA-Rated Securities Fund
Class 1 — actual return	$1,000.00	$1,009.41	$2.09	.42%
Class 1 — assumed 5% return	1,000.00	1,022.71	2.11	.42

Class 2 — actual return	1,000.00	1,008.28	3.34	.67
Class 2 — assumed 5% return	1,000.00	1,021.47	3.36	.67

Class 3 — actual return	1,000.00	1,008.30	2.99	.60
Class 3 — assumed 5% return	1,000.00	1,021.82	3.01	.60

Cash Management Fund
Class 1 — actual return	$1,000.00	$1,024.47	$1.51	.30%
Class 1 — assumed 5% return	1,000.00	1,023.31	1.51	.30

Class 2 — actual return	1,000.00	1,023.93	2.76	.55
Class 2 — assumed 5% return	1,000.00	1,022.07	2.76	.55

Class 3 — actual return	1,000.00	1,024.62	2.41	.48
Class 3 — assumed 5% return	1,000.00	1,022.41	2.41	.48

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

125	American Funds Insurance Series

Board of trustees
“Independent” trustees

	Year first		Number of
	elected		portfolios in fund
	a trustee		complex[2] overseen	Other directorships[3]
Name and age	of the series[1]	Principal occupation(s) during past five years	by trustee	held by trustee

Lee A. Ault III, 71 Chairman of the Board (Independent and Non-Executive)	1999	Private investor; former Chairman of the Board, In-Q-Tel, Inc. (technology venture company funded principally by the Central Intelligence Agency); former Chairman of the Board, President and CEO, Telecredit, Inc. (payment services)	2	Anworth Mortgage Asset Corporation; Office Depot, Inc.

H. Frederick Christie, 74	1994	Private investor; former President and CEO, The Mission Group (non-utility holding company, subsidiary of Southern California Edison Company)	21	Ducommun Incorporated; IHOP Corporation; Southwest Water Company

Joe E. Davis, 73	1991	Private investor; former Chairman of the Board, Linear Corporation (linear motor design and production); former President and CEO, National Health Enterprises, Inc.	2	Anworth Mortgage Asset Corporation; Natural Alternatives Inc.

Martin Fenton, 72	1995	Chairman of the Board, Senior Resource Group LLC (development and management of senior living communities)	18	None

Leonard R. Fuller, 61	1999	President and CEO, Fuller Consulting (financial management consulting firm)	16	None

W. Scott Hedrick, 61	2007	Founding General Partner, InterWest Partners (venture capital firm focused on information technology and life sciences); Lecturer, Stanford Graduate School of Business	2	Hot Topic, Inc.; Office Depot, Inc.

Mary Myers Kauppila, 53	1994	Private investor; Chairman of the Board and CEO, Ladera Management Company (venture capital and agriculture); former owner and President, Energy Investment, Inc.	6	None

Kirk P. Pendleton, 67	1996	Chairman of the Board and CEO, Cairnwood, Inc. (venture capital investment)	7	None
“Interested” trustees4

	Year first		Number of
	elected a	Principal occupation(s) during past five years and	portfolios in fund
Name, age and	trustee or officer	positions held with affiliated entities or the	complex[2] overseen	Other directorships[3]
position with series	of the series[1]	principal underwriter of the series	by trustee	held by trustee

James K. Dunton, 69 Vice Chairman of the Board	1993	Senior Vice President and Director, Capital Research and Management Company	2	None

Donald D. O’Neal, 47 President	1998	Senior Vice President and Director, Capital Research and Management Company	3	None
The statement of additional information includes additional information about the series’ trustees and is available without charge upon request by calling American Funds Service Company at 800/421-0180. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

126	American Funds Insurance Series

Other officers

	Year first
	elected an	Principal occupation(s) during past five years and positions
Name, age and	officer	held with affiliated entities or the principal underwriter of
position with series	of the series[1]	the series

Michael J. Downer, 52 Executive Vice President	1991	Vice President and Secretary, Capital Research and Management Company; Director, American Funds Distributors, Inc.;[5] Director, Capital Bank and Trust Company[5]

Alan N. Berro, 46 Senior Vice President	1998	Vice President, Capital Research and Management Company; Senior Vice President, Capital Research Company[5]

Abner D. Goldstine, 77 Senior Vice President	1993	Senior Vice President and Director, Capital Research and Management Company

John H. Smet, 50 Senior Vice President	1994	Senior Vice President, Capital Research and Management Company; Director, American Funds Distributors, Inc.[5]

Claudia P. Huntington, 55 Vice President	1994	Senior Vice President, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[5]

Robert W. Lovelace, 44 Vice President	1997	Senior Vice President and Director, Capital Research and Management Company; Chairman of the Board, Capital Research Company;[5] Director, The Capital Group Companies, Inc.[5]

Susan M. Tolson, 45 Vice President	1999	Senior Vice President, Capital Research Company[5]

Chad L. Norton, 47 Secretary	1994	Vice President — Fund Business Management Group, Capital Research and Management Company

David A. Pritchett, 41 Treasurer	1999	Vice President — Fund Business Management Group, Capital Research and Management Company

Steven I. Koszalka, 43 Assistant Secretary	2003	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company

Karl C. Grauman, 39 Assistant Treasurer	2006	Vice President — Fund Business Management Group, Capital Research and Management Company

Sheryl F. Johnson, 39 Assistant Treasurer	1997	Vice President — Fund Business Management Group, Capital Research and Management Company

[1]	Trustees and officers of the series serve until their resignation, removal or retirement.

[2]	Capital Research and Management Company manages the American Funds, consisting of 30 funds. Capital Research and Management Company also manages American Funds Target Date Retirement Series,SM Inc., which is available to investors in tax-deferred retirement plans and IRAs, and Endowments, whose shareholders are limited to certain nonprofit organizations.

[3]	This includes all directorships (other than those in the American Funds) that are held by each trustee as a director of a public company or a registered investment company.

[4]	“Interested persons” within the meaning of the 1940 Act, on the basis of their affiliation with the series’ investment adviser, Capital Research and Management Company, or affiliated entities (including the series’ principal underwriter).

[5]	Company affiliated with Capital Research and Management Company.

127	American Funds Insurance Series

The right choice for the long term®

Offices of the series and	Custodian of assets	Independent registered public
of the investment adviser	State Street Bank and Trust Company	accounting firm
Capital Research and	One Lincoln Street	PricewaterhouseCoopers LLP
Management Company	Boston, MA 02111	350 South Grand Avenue
333 South Hope Street		Los Angeles, CA 90071-2889
Los Angeles, CA 90071-1406	Counsel
Paul, Hastings, Janofsky & Walker LLP
135 South State College Boulevard	55 Second Street, 24th floor
Brea, CA 92821-5823	San Francisco, CA 94105-3441
“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website at americanfunds.com or upon request by calling American Funds Service Company (AFS) at 800/421-0180. The series files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.
Complete June 30, 2007, portfolios of American Funds Insurance Series’ investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).
American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.
This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectus for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies. If used as sales material after September 30, 2007, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

The Capital Group Companies
American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust
128

Investment Adviser
ING Investments, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258
Administrator
ING Funds Services, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258
Transfer Agent
DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141
Custodian
The Bank of New York Mellon Corporation
One Wall Street
New York, NY 10286
Legal Counsel
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-UAMER (0607-082407)

Funds

Semi-Annual Report

June 30, 2007

Adviser (“ADV”), Institutional (“I”), Service (“S”) and Service 2 (“S2”) Classes

ING Investors Trust

• ING LifeStyle Aggressive Growth Portfolio
• ING LifeStyle Growth Portfolio
• ING LifeStyle Moderate Portfolio
• ING LifeStyle Moderate Growth Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.ingfunds.com; and (3) on the SEC website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios’ files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

Dear Shareholder,

So far, it has been a volatile year in the markets. In February, we saw an unprecedented, single-day freefall in Chinese stocks that sent tremors throughout global markets. Closer to home, we witnessed a downturn in the U.S. sub-prime mortgage industry that continues to impact fixed income investments as well as real estate and equity markets worldwide.

When friends and colleagues in the industry voice concerns about the market’s recent volatility, I remind them that such ongoing events are fairly normal and that they underscore the importance of a well-diversified investment strategy. Studies have shown that an investment strategy allocated across a diverse group of asset classes and investment sectors can help provide an investor with solid footing for the long-term despite the short-term commotions.

We at ING Funds remain committed to providing our clients with a diverse and comprehensive line-up of innovative investment products — all designed to offer solutions to your investment needs. Whatever your investing goals, we look forward to continuing to serve you.

Sincerely,

Shaun P. Mathews
President
ING Funds
August 10, 2007

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE:      SIX MONTHS ENDED JUNE 30, 2007

Investors will remember early 2007 for the well-anticipated shocks and corrections that finally struck. But global equities markets soon recovered their poise and provided good gains through May 2007 before some nervousness returned in June 2007. For the six months ended June 30, 2007, the Morgan Stanley Capital International World IndexSM(1) (“MSCI World Index”) measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below) added 8.2%. In currencies, the dollar’s early strides were retraced on the (perceived) certainty that European interest rates were on the way up, while those in the U.S. were not. The euro made a new closing high and the pound reached the best level in 25 years against the dollar. The yen however buckled under the “carry trade”, in which speculators borrow in yen at low interest and buy higher yielding securities in other currencies. For the six months ended June 30, 2007, the dollar fell 2.5% against the euro and the pound, but gained 3.5% on the yen.

U.S. markets entered 2007 against a backdrop of a stable federal funds rate since June 2007. A slowing economy dragged by a slumping housing market seemed to be on the rebound in December 2006. The early reports in 2007 sustained this view, with unexpectedly strong employment, retail sales and confidence readings, as well as robust increases in housing starts and pending home sales. The first estimate of fourth quarter gross domestic product (“GDP”) growth was an impressive 3.5%.

But from February 2007, it soon became apparent that the improvement in housing figures only reflected the mild weather of early winter. New starts, sales and prices were now falling. GDP growth was sharply revised down to 2.5%. To make matters worse, the country’s largest sub-prime mortgage lenders were reporting major losses.

February 2007 was an unsettling month in other ways. The China stock market had practically doubled in 2006 and the long expected pull back eventually came on February 27th when the index fell 9%. The effect on sentiment was to shake relative risk strategies generally.

The housing gloom continued into the second quarter. Foreclosures in May 2007 were 90% higher than one year earlier. Existing housing prices fell in the first quarter year over year for the first time since 1991. The sub-prime dragon reared its head again in June 2007 when the investment bank, Bear Stearns, had to rescue two of its hedge funds in distress over holdings in mortgage bonds. The effect on GDP was clear. Growth in the latest quarter was finalized at just 0.69% annualized, the lowest since 2003.

Yet the feeling persisted that while the sub-prime debacle was serious, the chance of it tripping the economy into recession was remote. Unemployment remained light at 4.5%. The consumer was still spending, although as June ended high gasoline prices were weighing on consumer confidence. And the chances of a rate cut had all but vanished as the Federal Open Market Committee (“FOMC”) in leaving the federal funds rate at 5.25%, made it clear that “. . . a sustained moderation in inflation pressures has yet to be convincingly demonstrated.”

In U.S. fixed income markets the yield curve became steeper, with the yield on the ten-year Treasury Note making a five-year high before slipping to 5.03%, up 32 basis points (0.32%) for the six months ended June 30, 2007, while that on the three-month Bill fell 22 basis points (0.22%) to 4.67%. This surely reflected the confidence-shaking events of February 2007, as well as the FOMC’s somewhat curious removal of its tightening bias on March 21, 2007, while still citing inflation as the predominant concern. For the six months ended June 30, 2007, the Lehman Brothers® Aggregate Bond Index(2) (“LBAB”) of investment grade bonds returned just 98 basis points (0.98%).

U.S. equities, represented by the Standard & Poor’s 500® Composite Stock Price Index(3) (“S&P 500® Index”) including dividends, rose 7.0%, finally breaching its March 2000 record. Investors might have been depressed in anticipation of the first quarter in fifteen with less than double-digit year-over-year percentage profits growth for companies that make up the S&P 500® Index. But the earnings growth rate of 8.6% that emerged was much better than had been feared. Sentiment was also boosted by takeover activity, much of it from private equity firms able to draw from an apparently bottomless well of liquidity. By early June 2007 however, nerves were getting frayed as 10-year bond yields pushed through 5% and on the Bear Stearns’ news, unlikely to be an isolated case. Led by financials and the interest sensitive utilities sectors, the S&P 500® Index gave back 1.7% in June.

Internationally, the MSCI Japan® Index(4) rose 6.6% for the six month ended June 30, 2007, amid the usual contradictory mix of economic statistics. GDP growth held up well after the fastest quarterly expansion in

2

MARKET PERSPECTIVE:      SIX MONTHS ENDED JUNE 30, 2007

three years. Unemployment remained at a nine-year low. But consumer prices and wages started falling again, forcing the Bank of Japan, which raised interest rates in February 2007 to a still wafer-thin 0.5%, to leave them there, keeping the carry trade in business. The MSCI Europe ex UK®(5) surged 11.2% on the basis of high consumer and business confidence, the lowest Eurozone unemployment since records began, the fastest GDP growth in years and continuing merger and acquisition activity. But June 2007 saw sentiment tail off somewhat as the ascending euro threatened exports and the European Central Bank raised rates for the eighth time since late 2005. In the UK, a housing boom and robust service sector had raised year over year GDP growth to 3.0% amid buoyant retail sales, confident consumers and record profits for non-financial companies. The MSCI UK® Index(6) advanced 8.1% for the six months ended June 30, 2007, although again slipping in June as home price inflation and retail sales cooled after the Bank of England raised rates to 5.5%, a six-year high.

(1) The MSCI World IndexSM is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2) The LBAB Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3) The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(4) The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(5) The MSCI Europe ex UK® Index is a free float rising adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(6) The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.

Actual Expenses

The first section of the table shown, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Period Ended
ING LifeStyle Aggressive Growth Portfolio	January 1, 2007	June 30, 2007	Ratio*	June 30, 2007**

Actual Fund Return
Class ADV	$1,000.00	$1,072.50	0.74%	$3.80
Class I	1,000.00	1,077.30	0.14	0.72
Class S	1,000.00	1,076.70	0.39	2.01
Class S2	1,000.00	1,075.30	0.54	2.78
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,021.12	0.74%	$3.71
Class I	1,000.00	1,024.10	0.14	0.70
Class S	1,000.00	1,022.86	0.39	1.96
Class S2	1,000.00	1,022.12	0.54	2.71

*	Expense ratios do not include expenses of the underlying funds.

**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Period Ended
ING LifeStyle Growth Portfolio	January 1, 2007	June 30, 2007	Ratio*	June 30, 2007**

Actual Fund Return
Class ADV	$1,000.00	$1,061.10	0.74%	$3.78
Class I	1,000.00	1,065.30	0.14	0.72
Class S	1,000.00	1,064.70	0.39	2.00
Class S2	1,000.00	1,063.20	0.54	2.76
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,021.12	0.74%	$3.71
Class I	1,000.00	1,024.10	0.14	0.70
Class S	1,000.00	1,022.86	0.39	1.96
Class S2	1,000.00	1,022.12	0.54	2.71

ING LifeStyle Moderate Portfolio
Actual Fund Return
Class ADV	$1,000.00	$1,041.40	0.74%	$3.75
Class I	1,000.00	1,044.40	0.14	0.71
Class S	1,000.00	1,042.90	0.39	1.98
Class S2	1,000.00	1,042.10	0.54	2.73
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,021.12	0.74%	$3.71
Class I	1,000.00	1,024.10	0.14	0.70
Class S	1,000.00	1,022.86	0.39	1.96
Class S2	1,000.00	1,022.12	0.54	2.71

ING LifeStyle Moderate Growth Portfolio
Actual Fund Return
Class ADV	$1,000.00	$1,048.50	0.74%	$3.76
Class I	1,000.00	1,053.00	0.14	0.71
Class S	1,000.00	1,052.30	0.39	1.98
Class S2	1,000.00	1,050.80	0.54	2.75
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,021.12	0.74%	$3.71
Class I	1,000.00	1,024.10	0.14	0.70
Class S	1,000.00	1,022.86	0.39	1.96
Class S2	1,000.00	1,022.12	0.54	2.71

*	Expense ratios do not include expenses of the underlying funds.

**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

5

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 (UNAUDITED)

	ING			ING
	LifeStyle	ING	ING	LifeStyle
	Aggressive	LifeStyle	LifeStyle	Moderate
	Growth	Growth	Moderate	Growth
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in affiliated underlying funds*	$1,349,699,526	$3,434,335,625	$1,172,577,645	$2,633,193,484
Cash	736	1,517	591	1,428

Receivables:
Investment in affiliated underlying funds sold	278,148	—	—	—
Fund shares sold	240,894	3,033,057	583,752	2,849,588
Dividends from affiliated underlying funds	—	220,455	251,672	289,566
Prepaid expenses	5,448	12,213	4,364	10,059
Reimbursement due from manager	281,364	592,564	222,129	495,227

Total assets	1,350,506,116	3,438,195,431	1,173,640,153	2,636,839,352

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	—	2,985,030	582,396	2,825,046
Payable for fund shares redeemed	519,042	48,027	1,356	24,542
Payable to affiliates	579,261	1,375,997	485,605	1,090,518
Payable for trustee fees	50,980	100,483	33,591	73,122
Other accrued expenses and liabilities	87,073	218,669	79,522	180,489

Total liabilities	1,236,356	4,728,206	1,182,470	4,193,717

NET ASSETS	$1,349,269,760	$3,433,467,225	$1,172,457,683	$2,632,645,635

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,053,778,401	$2,863,276,252	$1,033,338,457	$2,244,059,911
Undistributed net investment income	7,609,227	34,340,533	20,062,406	34,995,506
Accumulated net realized gain on investments	114,701,127	214,744,589	48,719,446	146,263,370
Net unrealized appreciation on investments	173,181,005	321,105,851	70,337,374	207,326,848

NET ASSETS	$1,349,269,760	$3,433,467,225	$1,172,457,683	$2,632,645,635

* Cost of investments in affiliated underlying funds	$1,176,518,521	$3,113,229,774	$1,102,240,271	$2,425,866,636

See Accompanying Notes to Financial Statements

6

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

	ING			ING
	LifeStyle	ING	ING	LifeStyle
	Aggressive	LifeStyle	LifeStyle	Moderate
	Growth	Growth	Moderate	Growth
	Portfolio	Portfolio	Portfolio	Portfolio

Class ADV:
Net assets	$1,142	$1,122	$1,095	$1,109
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	76	79	85	83
Net asset value and redemption price per share	$15.08	$14.25	$12.84	$13.40

Class I:
Net assets	$11,598,549	$29,833,220	$2,797,178	$12,284,230
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	762,881	2,077,381	216,374	909,606
Net asset value and redemption price per share	$15.20	$14.36	$12.93	$13.51

Class S:
Net assets	$1,334,585,450	$3,391,402,576	$1,158,400,747	$2,609,981,859
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	88,052,198	236,884,974	89,859,222	193,831,794
Net asset value and redemption price per share	$15.16	$14.32	$12.89	$13.47

Class S2:
Net assets	$3,084,619	$12,230,307	$11,258,663	$10,378,437
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	203,880	855,933	874,811	771,550
Net asset value and redemption price per share	$15.13	$14.29	$12.87	$13.45

See Accompanying Notes to Financial Statements

7

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

	ING			ING
	LifeStyle	ING	ING	LifeStyle
	Aggressive	LifeStyle	LifeStyle	Moderate
	Growth	Growth	Moderate	Growth
	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends from affiliated underlying funds	$2,440,381	$9,212,872	$5,003,536	$7,754,728

Total investment income	2,440,381	9,212,872	5,003,536	7,754,728

EXPENSES:
Investment management fees	873,419	2,169,654	730,153	1,683,315

Distribution and service fees:
Class ADV	5	5	4	5
Class S	1,545,148	3,832,681	1,289,665	2,983,551
Class S2	6,772	26,360	22,102	20,242
Transfer agent fees	1,548	3,846	1,294	2,984
Shareholder reporting expense	39,869	98,814	33,244	76,738
Registration fees	315	606	209	567
Professional fees	37,436	92,854	31,296	72,149
Custody and accounting expense	43,676	108,494	36,512	84,174
Trustee fees	46,795	116,244	39,119	90,187
Miscellaneous expense	10,503	23,126	8,757	20,899

Total expenses	2,605,486	6,472,684	2,192,355	5,034,811
Net waived and reimbursed fees	(180,991)	(449,305)	(154,165)	(349,563)

Net expenses	2,424,495	6,023,379	2,038,190	4,685,248

Net investment income	15,886	3,189,493	2,965,346	3,069,480

REALIZED AND UNREALIZED GAIN ON AFFILIATED UNDERLYING FUNDS:
Distributions of realized gains from affiliated underlying funds	12,537,215	31,442,930	3,533,711	10,378,258
Net realized gain on sale of affiliated underlying funds	55,501,466	103,535,804	25,438,574	78,715,428

Net realized gain on affiliated underlying funds	68,038,681	134,978,734	28,972,285	89,093,686

Net change in unrealized appreciation or depreciation on affiliated underlying funds	23,981,448	54,256,496	11,909,130	27,943,979

Net realized and unrealized gain on affiliated underlying funds	92,020,129	189,235,230	40,881,415	117,037,665

Increase in net assets resulting from operations	$92,036,015	$192,424,723	$43,846,761	$120,107,145

See Accompanying Notes to Financial Statements

8

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING LifeStyle
	Aggressive Growth Portfolio		ING LifeStyle Growth Portfolio

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

FROM OPERATIONS:
Net investment income	$15,886	$1,641,563	$3,189,493	$17,933,713
Net realized gain on affiliated underlying funds	68,038,681	53,247,850	134,978,734	94,216,751
Net change in unrealized appreciation or depreciation on affiliated underlying funds	23,981,448	102,489,699	54,256,496	192,356,736

Net increase in net assets resulting from operations	92,036,015	157,379,112	192,424,723	304,507,200

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class ADV	—	(1)	—	(5)
Class I	—	(2,873)	—	(18,187)
Class S	—	(1,354,714)	—	(9,985,333)
Class S2	—	(1,791)	—	(8,429)

Net realized gains:
Class ADV	—	(23)	—	(19)
Class I	—	(45,452)	—	(70,256)
Class S	—	(21,432,997)	—	(38,573,915)
Class S2	—	(28,335)	—	(32,560)

Total distributions	—	(22,866,186)	—	(48,688,704)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	119,671,804	369,528,179	478,455,785	1,116,018,868
Dividends reinvested	—	22,866,137	—	48,688,657

	119,671,804	392,394,316	478,455,785	1,164,707,525
Cost of shares redeemed	(29,573,244)	(38,470,780)	(32,951,847)	(12,089,887)

Net increase in net assets resulting from capital share transactions	90,098,560	353,923,536	445,503,938	1,152,617,638

Net increase in net assets	182,134,575	488,436,462	637,928,661	1,408,436,134

NET ASSETS:
Beginning of period	1,167,135,185	678,698,723	2,795,538,564	1,387,102,430

End of period	$1,349,269,760	$1,167,135,185	$3,433,467,225	$2,795,538,564

Undistributed net investment income at end of period	$7,609,227	$7,593,341	$34,340,533	$31,151,040

See Accompanying Notes to Financial Statements

9

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

			ING LifeStyle
	ING LifeStyle Moderate Portfolio		Moderate Growth Portfolio

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

FROM OPERATIONS:
Net investment income	$2,965,346	$14,307,291	$3,069,480	$24,838,658
Net realized gain on affiliated underlying funds	28,972,285	22,866,369	89,093,686	64,812,872
Net change in unrealized appreciation or depreciation on affiliated underlying funds	11,909,130	44,875,310	27,943,979	132,789,861

Net increase in net assets resulting from operations	43,846,761	82,048,970	120,107,145	222,441,391

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class ADV	—	(10)	—	(9)
Class I	—	(9,428)	—	(12,774)
Class S	—	(7,830,407)	—	(14,646,076)
Class S2	—	(42,035)	—	(5,839)

Net realized gains:
Class ADV	—	(15)	—	(17)
Class I	—	(14,699)	—	(23,875)
Class S	—	(12,225,394)	—	(27,374,051)
Class S2	—	(65,597)	—	(10,914)

Total distributions	—	(20,187,585)	—	(42,073,555)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	207,830,675	358,787,369	338,125,079	740,967,220
Dividends reinvested	—	20,187,523	—	42,073,504

	207,830,675	378,974,892	338,125,079	783,040,724
Cost of shares redeemed	(20,216,456)	(26,972,961)	(25,949,143)	(20,521,628)

Net increase in net assets resulting from capital share transactions	187,614,219	352,001,931	312,175,936	762,519,096

Net increase in net assets	231,460,980	413,863,316	432,283,081	942,886,932

NET ASSETS:
Beginning of period	940,996,703	527,133,387	2,200,362,554	1,257,475,622

End of period	$1,172,457,683	$940,996,703	$2,632,645,635	$2,200,362,554

Undistributed net investment income at end of period	$20,062,406	$17,097,060	$34,995,506	$31,926,026

See Accompanying Notes to Financial Statements

10

ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV		Class I

	Six Months	April 28,	Six Months	April 28,
	Ended	2006(1) to	Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$14.06	13.43	14.11	13.43

Income (loss) from investment operations:
Net investment income (loss)	$(0.03)	(0.01)	0.02 *	0.03 *
Net realized and unrealized gain on investments	$1.05	0.96	1.07	0.97
Total from investment operations	$1.02	0.95	1.09	1.00

Less distributions from:
Net investment income	$—	0.02	—	0.02
Net realized gains on investments	$—	0.30	—	0.30
Total distributions	$—	0.32	—	0.32
Net asset value, end of period	$15.08	14.06	15.20	14.11

Total Return(2)%	7.25	7.33	7.73	7.71

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1	11,599	6,928

Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)(4)%	0.92	0.91	0.17	0.16
Net expenses after expense reimbursement(3)(4)(5)(6)%	0.74	0.74	0.14	0.14
Net investment income (loss)(3)(4)(5)(6)%	(0.38)	(0.15)	0.26	0.35
Portfolio turnover rate %	19	24	19	24

	Class S							Class S2

	Six Months		Year Ended				May 3,	Six Months	May 4,
	Ended		December 31,				2004(1) to	Ended	2006(1) to
	June 30,						December 31,	June 30,	December 31,
	2007		2006		2005		2004	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$14.08		12.22		11.37		10.06	14.07	13.52

Income (loss) from investment operations:
Net investment income (loss)	$0.00	*,**	0.02	*	0.04	*	0.02	(0.02)*	0.00	*,**
Net realized and unrealized gain on investments	$1.08		2.16		0.84		1.29	1.08	0.87
Total from investment operations	$1.08		2.18		0.88		1.31	1.06	0.87

Less distributions from:
Net investment income	$—		0.02		0.01		—	—	0.02
Net realized gains on investments	$—		0.30		0.02		—	—	0.30
Total distributions	$—		0.32		0.03		—	—	0.32
Net asset value, end of period	$15.16		14.08		12.22		11.37	15.13	14.07

Total Return(2)%	7.67		18.13		7.77		13.02	7.53	6.70

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1,334,585		1,157,676		678,699		213,366	3,085	2,530

Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)(4)%	0.42		0.35		0.16		0.19	0.67	0.66
Net expenses after expense reimbursement(3)(4)(5)(6)%	0.39		0.32		0.14		0.14	0.54	0.54
Net investment income (loss)(3)(4)(5)(6)%	0.00	**	0.18		0.31		0.62	(0.28)	0.02
Portfolio turnover rate %	19		24		48		23	19	24

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5) The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(6) The Distributor has contractually agreed to waive 0.15% and 0.10% of the average daily net assets attributable to Class ADV and S2 shares, respectively, of the Portfolio related to the distribution fees. The expense waivers will continue through at least May 1, 2008. There is no guarantee that these waivers will continue after this date.

* Calculated using average number of shares outstanding throughout the period.

** Amount represents less than $0.005 per share, or 0.005%.

See Accompanying Notes to Financial Statements

11

ING LIFESTYLE GROWTH PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV		Class I

	Six Months	April 28,	Six Months	April 28,
	Ended	2006(1) to	Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$13.43	12.92	13.48	12.92

Income (loss) from investment operations:
Net investment income (loss)	$(0.00)**	0.06	0.03 *	0.11 *
Net realized and unrealized gain on investments	$0.82	0.75	0.85	0.75
Total from investment operations	$0.82	0.81	0.88	0.86

Less distributions from:
Net investment income	$—	0.06	—	0.06
Net realized gains on investments	$—	0.24	—	0.24
Total distributions	$—	0.30	—	0.30
Net asset value, end of period	$14.25	13.43	14.36	13.48

Total Return(2)%	6.11	6.54	6.53	6.94

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1	29,833	16,877

Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)(4)%	0.92	0.90	0.17	0.16
Net expenses after expense reimbursement(3)(4)(5)(6)%	0.74	0.74	0.14	0.14
Net investment income (loss)(3)(4)(5)(6)%	(0.01)	0.75	0.43	1.31
Portfolio turnover rate %	25	21	25	21

	Class S						Class S2

	Six Months	Year Ended				May 3,	Six Months		May 3,
	Ended	December 31,				2004(1) to	Ended		2006(1) to
	June 30,					December 31,	June 30,		December 31,
	2007	2006		2005		2004	2007		2006

Per Share Operating Performance:
Net asset value, beginning of period	$13.45	11.94		11.25		10.07	13.44		12.93

Income from investment operations:
Net investment income	$0.01 *	0.10	*	0.12	*	0.08	0.00	*,**	0.09 *
Net realized and unrealized gain on investments	$0.86	1.71		0.64		1.10	0.85		0.72
Total from investment operations	$0.87	1.81		0.76		1.18	0.85		0.81

Less distributions from:
Net investment income	$—	0.06		0.04		—	—		0.06
Net realized gains on investments	$—	0.24		0.03		—	—		0.24
Total distributions	$—	0.30		0.07		—	—		0.30
Net asset value, end of period	$14.32	13.45		11.94		11.25	14.29		13.44

Total Return(2)%	6.47	15.45		6.81		11.72	6.32		6.54

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$3,391,403	2,770,370		1,387,102		472,708	12,230		8,290

Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)(4)%	0.42	0.35		0.16		0.19	0.67		0.66
Net expenses after expense reimbursement(3)(4)(5)(6)%	0.39	0.32		0.14		0.14	0.54		0.54
Net investment income (3)(4)(5)(6)%	0.20	0.88		1.09		2.67	0.05		1.08
Portfolio turnover rate %	25	21		43		30	25		21

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5) The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(6) The Distributor has contractually agreed to waive 0.15% and 0.10% of the average daily net assets attributable to Class ADV and S2 shares, respectively, of the Portfolio related to the distribution fees. The expense waivers will continue through at least May 1, 2008. There is no guarantee that these waivers will continue after this date.

* Calculated using average number of shares outstanding throughout the period.

** Amount represents more than $(0.005) or less than $0.005 per share.

See Accompanying Notes to Financial Statements

12

ING LIFESTYLE MODERATE PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV		Class I

	Six Months	April 28,	Six Months	April 28,
	Ended	2006(1) to	Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$12.33	11.93	12.38	11.93

Income from investment operations:
Net investment income	$0.01	0.17 *	0.05 *	0.23 *
Net realized and unrealized gain on investments	$0.50	0.53	0.50	0.52
Total from investment operations	$0.51	0.70	0.55	0.75

Less distributions from:
Net investment income	$—	0.12	—	0.12
Net realized gains on investments	$—	0.18	—	0.18
Total distributions	$—	0.30	—	0.30
Net asset value, end of period	$12.84	12.33	12.93	12.38

Total Return(2)%	4.14	5.93	4.44	6.36

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1	2,797	1,460

Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)(4)%	0.92	0.91	0.17	0.16
Net expenses after expense reimbursement(3)(4)(5)(6)%	0.74	0.74	0.14	0.14
Net investment income(3)(4)(5)(6)%	0.20	2.07	0.84	2.77
Portfolio turnover rate %	32	19	32	19

	Class S						Class S2

	Six Months	Year Ended				May 3,	Six Months	May 9,
	Ended	December 31,				2004(1) to	Ended	2006(1) to
	June 30,					December 31,	June 30,	December 31,
	2007	2006		2005		2004	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$12.36	11.37		10.93		10.04	12.35	12.05

Income from investment operations:
Net investment income	$0.04 *	0.22	*	0.24	*	0.17	0.03 *	0.19 *
Net realized and unrealized gain on investments	$0.49	1.07		0.34		0.72	0.49	0.41
Total from investment operations	$0.53	1.29		0.58		0.89	0.52	0.60

Less distributions from:
Net investment income	$—	0.12		0.09		—	—	0.12
Net realized gains on investments	$—	0.18		0.05		—	—	0.18
Total distributions	$—	0.30		0.14		—	—	0.30
Net asset value, end of period	$12.89	12.36		11.37		10.93	12.87	12.35

Total Return(2)%	4.29	11.42		5.36		8.86	4.21	5.05

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1,158,401	931,819		527,133		210,753	11,259	7,717

Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)(4)%	0.42	0.35		0.16		0.19	0.67	0.66
Net expenses after expense reimbursement(3)(4)(5)(6)%	0.39	0.32		0.14		0.14	0.54	0.54
Net investment income (3)(4)(5)(6)%	0.57	1.99		2.15		5.82	0.42	2.30
Portfolio turnover rate %	32	19		44		34	32	19

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5) The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(6) The Distributor has contractually agreed to waive 0.15% and 0.10% of the average daily net assets attributable to Class ADV and S2 shares, respectively, of the Portfolio related to the distribution fees. The expense waivers will continue through at least May 1, 2008. There is no guarantee that these waivers will continue after this date.

* Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

13

ING LIFESTYLE MODERATE GROWTH PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV		Class I

	Six Months	April 28,	Six Months	April 28,
	Ended	2006(1) to	Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$12.78	12.30	12.83	12.30

Income (loss) from investment operations:
Net investment income (loss)	$(0.01)	0.12	0.03 *	0.21 *
Net realized and unrealized gain on investments	$0.63	0.67	0.65	0.63
Total from investment operations	$0.62	0.79	0.68	0.84

Less distributions from:
Net investment income	$—	0.11	—	0.11
Net realized gains on investments	$—	0.20	—	0.20
Total distributions	$—	0.31	—	0.31
Net asset value, end of period	$13.40	12.78	13.51	12.83

Total Return(2)%	4.85	6.62	5.30	7.03

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1	12,284	6,164

Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)(4)%	0.92	0.91	0.17	0.16
Net expenses after expense reimbursement(3)(4)(5)(6)%	0.74	0.74	0.14	0.14
Net investment income (loss)(3)(4)(5)(6)%	(0.19)	1.49	0.51	2.68
Portfolio turnover rate %	26	20	26	20

	Class S						Class S2

	Six Months	Year Ended				May 3,	Six Months	May 2,
	Ended	December 31,				2004(1) to	Ended	2006(1) to
	June 30,					December 31,	June 30,	December 31,
	2007	2006		2005		2004	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$12.80	11.58		11.07		10.02	12.80	12.34

Income from investment operations:
Net investment income	$0.02 *	0.17	*	0.20	*	0.14	0.01 *	0.17 *
Net realized and unrealized gain on investments	$0.65	1.36		0.43		0.91	0.64	0.60
Total from investment operations	$0.67	1.53		0.63		1.05	0.65	0.77

Less distributions from:
Net investment income	$—	0.11		0.07		—	—	0.11
Net realized gains on investments	$—	0.20		0.05		—	—	0.20
Total distributions	$—	0.31		0.12		—	—	0.31
Net asset value, end of period	$13.47	12.80		11.58		11.07	13.45	12.80

Total Return(2)%	5.23	13.43		5.80		10.48	5.08	6.44

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$2,609,982	2,189,016		1,257,476		452,111	10,378	5,182

Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)(4)%	0.42	0.35		0.16		0.19	0.67	0.66
Net expenses after expense reimbursement(3)(4)(5)(6)%	0.39	0.32		0.14		0.14	0.54	0.54
Net investment income (3)(4)(5)(6)%	0.25	1.47		1.76		4.63	0.13	2.09
Portfolio turnover rate %	26	20		41		35	26	20

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5) The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(6) The Distributor has contractually agreed to waive 0.15% and 0.10% of the average daily net assets attributable to Class ADV and S2 shares, respectively, of the Portfolio related to the distribution fees. The expense waivers will continue through at least May 1, 2008. There is no guarantee that these waivers will continue after this date.

* Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

14

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. The ING Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. At June 30, 2007 the Trust had sixty-one operational portfolios. The four Portfolios included in this report are: ING LifeStyle Aggressive Growth Portfolio (“Aggressive Growth”), ING LifeStyle Growth Portfolio (“Growth”), ING LifeStyle Moderate Portfolio (“Moderate”) and ING LifeStyle Moderate Growth Portfolio (“Moderate Growth”), (each a “Portfolio” and collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust.

Each Portfolio offers at least four of the following classes of shares: Class ADV, Class I, Class S and Class S2. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, shareholder servicing fees and transfer agency fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes.

Shares of the Portfolios are currently being offered only to participating insurance companies for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies issued by the participating insurance companies.

The Trust is intended to serve as an investment option for (i) variable life insurance policies and variable annuity contracts (“Variable Contracts”) offered by insurance companies, and (ii) certain qualified pension and retirement plans, as permitted under the federal tax rules relating to the Trust serving as investment mediums for Variable Contracts. The Trust currently functions as an investment option for contracts and policies offered by ING USA Annuity and Life Insurance Company (“ING USA”), ReliaStar Life Insurance Company, an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”), United Life Annuities, an indirect, wholly-owned subsidiary of ING USA and ReliaStar Life Insurance Company of New York, an indirect, wholly-owned subsidiary of ING USA. ING Groep is one of the largest financial services organizations in the world, and offers an array of banking, insurance and asset management services to both individuals and institutional investors. The Trust is also an investment option for contracts offered by the Security Equity Life Insurance Company, which is not an affiliate of ING.

Each Portfolio seeks to achieve its investment objective by investing in other ING Funds (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds.

The investment objective of Aggressive Growth is growth of capital. Aggressive Growth invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 100% in equity securities.

The investment objective for Growth is growth of capital and some current income. Growth invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 80% in equity securities and 20% in fixed-income securities.

The investment objective of Moderate is growth of capital and current income. Moderate invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 50% in equity securities and 50% in fixed-income securities.

The investment objective of Moderate Growth is growth of capital and a low to moderate level of current income. Moderate Growth invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 65% in equity securities and 35% in fixed-income securities.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.	Security Valuation. The valuation of each Portfolio’s investments in its Underlying Funds is based on the net asset value of the Underlying Funds each business day.

B.	Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are

15

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date.

C.	Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio distributes dividends and capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

D.	Federal Income Taxes. It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required.

The Board of Trustees (“Board”) intends to offset any net capital gains with any available capital loss carryforward until each carryforward has been fully utilized or expires. In addition, no capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.

E.	Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.	Repurchase Agreements. Certain of the Underlying Funds may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. An Underlying Fund will always receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Underlying Fund in the event the Underlying Fund is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

G.	Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Portfolios entered into an investment management agreement (“Investment Management Agreement”) with ING Investments, LLC (the “Investment Adviser” or “ING Investments”), an indirect, wholly-owned subsidiary of ING Groep. The Investment Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee

Aggressive Growth	0.14%
Growth	0.14%
Moderate	0.14%
Moderate Growth	0.14%

The Investment Adviser has engaged Ibbotson Associates (“Ibbotson”) and ING Investment Management Co. (“ING IM”) to each act as a consultant. Ibbotson, an asset allocation consulting

16

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 3 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

firm, will perform asset allocation analyses and other related work. ING IM will perform tactical asset allocation analysis for the Investment Adviser. ING IM receives an annual fee of $200,000 for its services. The Investment Adviser retains sole authority over the allocation of each Portfolio’s assets and the selection of the particular Underlying Funds in which a Portfolio will invest. The Investment Adviser has accordingly established an Asset Allocation Committee to review Ibbotson and ING IM’s analyses and determine the asset allocation for each Portfolio.

ING Funds Services, LLC (the “Administrator”), an indirect, wholly-owned subsidiary of ING Groep, acts as administrator and provides certain administrative and shareholder services necessary for the Portfolios’ operations and is responsible for the supervision of other service providers.

NOTE 4 — INVESTMENTS IN AFFILIATED UNDERLYING FUNDS

For the six months ended June 30, 2007, the cost of purchases and the proceeds from the sales of the Underlying Funds were as follows:

	Purchases	Sales

Aggressive Growth	$334,452,057	$244,290,813
Growth	1,226,933,654	778,276,909
Moderate	525,682,317	335,291,069
Moderate Growth	939,518,801	624,442,393

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a Shareholder Services Agreement (the “Agreement”) for the Class S and Class S2 shares of each Portfolio of the Trust. The Agreement compensates ING Funds Distributor, LLC(1) (the “Distributor” or “IFD”) for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S and Class S2 shares. Under the Agreement, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S and Class S2, respectively. Each Portfolio has entered into a Rule 12b-1 Distribution Plan (the “Class S2 Plan”) with IFD on behalf of the Class S2 shares of the Portfolio. The Class S2 Plan provides that the Class S2 shares shall pay a 12b-1 distribution fee, for distribution services including payments to IFD at an annual rate of 0.25% of the average daily net assets. IFD has contractually agreed to waive a portion of its fee equal to 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolios. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

Class ADV has a Rule 12b-1 Service and Distribution Plan. Class ADV shares pay IFD a service fee of 0.25% and a distribution fee of 0.50% of each Portfolio’s average daily net assets attributable to Class ADV shares. IFD has contractually agreed to waive 0.15% of each Portfolio’s average daily net assets attributable to the distribution fee paid by Class ADV shares of the Portfolios. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

(1)	Prior to December 31, 2006, Directed Services, Inc. (“DSI”) served as distributor to the Portfolios. On November 9, 2006, the Board approved the consolidation of distributor functions of DSI into IFD resulting in the assumption by IFD of the distribution agreement between the Trust and DSI.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2007, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities:

		Accrued
	Accrued	Shareholder	Accrued
	Investment	Service and	Waivers
	Management	Distribution	and
	Fees	Fees	Reimbursements	Total

Aggressive Growth	$154,788	$276,766	$147,707	$579,261
Growth	392,511	703,963	279,523	1,375,997
Moderate	132,851	245,331	107,423	485,605
Moderate Growth	300,259	540,399	249,860	1,090,518

At June 30, 2007, the following indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

ING USA Annuity and Life Insurance Company — Aggressive Growth (97.12%); Growth (97.52%); Moderate (97.03%); Moderate Growth (97.09%).

The Trust has adopted a Retirement Policy (“Policy”) covering all independent trustees of the Portfolio who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this Policy are based on an annual rate as defined in the Policy.

17

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 7 — EXPENSE LIMITATIONS

The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

	Class ADV	Class I	Class S(2)	Class S2
Portfolio(1)
Aggressive Growth	0.74%	0.14%	0.39%	0.54%
Growth	0.74%	0.14%	0.39%	0.54%
Moderate	0.74%	0.14%	0.39%	0.54%
Moderate Growth	0.74%	0.14%	0.39%	0.54%

(1)	The operating expense limits apply only at the Portfolio level and do not limit fees payable by the underlying investment companies in which the Portfolios invest.

(2)	On April 28, 2006, Class S1 shares of the Portfolios were redesignated as Class S shares. In connection with the class redesignation, the expense limit changed from 0.14% to 0.39%.

The Investment Adviser may at a later date recoup from a Portfolio for management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such reimbursement, that Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Manager of such waived and reimbursed fees are reflected on the accompanying Statement of Operations for each Portfolio. Outstanding reimbursement balances due to the Portfolios, if any, under their respective expense limitation agreements are reflected in Reimbursement Due from Investment Adviser on the accompanying Statements of Assets and Liabilities.

As of June 30, 2007, the cumulative amounts of reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

	June 30,

	2008	2009	2010	Total

Aggressive Growth	$97,037	$123,754	$301,499	$522,290
Growth	207,021	264,528	659,574	1,131,123
Moderate	87,950	96,075	244,478	428,503
Moderate Growth	194,640	218,022	538,316	950,978

The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written termination of the expense limitation agreement within 90 days of the end of the then current term.

NOTE 8 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Class ADV		Class I

	Six Months	April 28,	Six Months	April 28,
	Ended	2006(1) to	Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Aggressive Growth (Number of Shares)
Shares sold	—	76	401,736	493,256
Dividends reinvested	—	—	—	3,812
Shares redeemed	—	—	(129,942)	(5,981)

Net increase in shares outstanding	—	76	271,794	491,087

Aggressive Growth ($)
Shares sold	$—	$1,018	$5,887,021	$6,383,696
Dividends reinvested	—	—	—	48,301
Shares redeemed	—	—	(1,892,796)	(78,823)

Net increase	$—	$1,018	$3,994,225	$6,353,174

(1)	Commencement of operations.

18

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARES (continued)

	Class S		Class S2

	Six Months		Six Months	May 4,
	Ended	Year Ended	Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Aggressive Growth (Number of Shares)
Shares sold	7,684,165	27,712,901	77,111	227,701
Dividends reinvested	—	1,799,977	—	2,380
Shares redeemed	(1,843,049)	(2,860,562)	(53,071)	(50,241)

Net increase in shares outstanding	5,841,116	26,652,316	24,040	179,840

Aggressive Growth ($)
Shares sold	$112,645,768	$360,169,842	$1,139,015	$2,973,623
Dividends reinvested	—	22,787,711	—	30,125
Shares redeemed	(26,915,375)	(37,749,747)	(765,073)	(642,210)

Net increase	$85,730,393	$345,207,806	$373,942	$2,361,538

	Class ADV		Class I

	Six Months	April 28,	Six Months	April 28,
	Ended	2006(1) to	Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Growth (Number of Shares)
Shares sold	—	79	932,827	1,299,354
Dividends reinvested	—	—	—	7,218
Shares redeemed	—	—	(107,533)	(54,485)

Net increase in shares outstanding	—	79	825,294	1,252,087

Growth ($)
Shares sold	$—	$1,017	$13,069,723	$16,298,893
Dividends reinvested	—	—	—	88,419
Shares redeemed	—	—	(1,530,656)	(686,568)

Net increase	$—	$1,017	$11,539,067	$15,700,744

	Class S		Class S2

	Six Months		Six Months	May 3,
	Ended	Year Ended	Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Growth (Number of Shares)
Shares sold	33,197,532	86,643,292	264,205	646,103
Dividends reinvested	—	3,964,020	—	3,349
Shares redeemed	(2,233,107)	(881,760)	(25,239)	(32,485)

Net increase in shares outstanding	30,964,425	89,725,552	238,966	616,967

Growth ($)
Shares sold	$461,745,327	$1,091,539,022	$3,640,735	$8,179,936
Dividends reinvested	—	48,559,249	—	40,989
Shares redeemed	(31,063,352)	(10,995,224)	(357,839)	(408,095)

Net increase	$430,681,975	$1,129,103,047	$3,282,896	$7,812,830

(1)	Commencement of operations.

19

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARES (continued)

	Class ADV		Class I

	Six Months	April 28,	Six Months	April 28,
	Ended	2006(1) to	Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Moderate (Number of Shares)
Shares sold	—	85	160,530	147,279
Dividends reinvested	—	—	—	1,979
Shares redeemed	—	—	(62,087)	(31,327)

Net increase in shares outstanding	—	85	98,443	117,931

Moderate ($)
Shares sold	$—	$1,017	$2,007,362	$1,748,665
Dividends reinvested	—	—	—	24,103
Shares redeemed	—	—	(781,732)	(387,522)

Net increase	$—	$1,017	$1,225,630	$1,385,246

	Class S		Class S2

	Six Months		Six Months	May 9,
	Ended	Year Ended	Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Moderate (Number of Shares)
Shares sold	15,904,843	29,621,769	334,235	627,075
Dividends reinvested	—	1,669,481	—	8,779
Shares redeemed	(1,451,217)	(2,236,262)	(84,484)	(10,794)

Net increase in shares outstanding	14,453,626	29,054,988	249,751	625,060

Moderate ($)
Shares sold	$201,553,199	$349,733,217	$4,270,114	$7,304,470
Dividends reinvested	—	20,055,801	—	107,619
Shares redeemed	(18,360,991)	(26,453,703)	(1,073,733)	(131,736)

Net increase	$183,192,208	$343,335,315	$3,196,381	$7,280,353

	Class ADV		Class I

	Six Months	April 28,	Six Months	April 28,
	Ended	2006(1) to	Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Moderate Growth (Number of Shares)
Shares sold	—	83	469,443	507,704
Dividends reinvested	—	—	—	3,120
Shares redeemed	—	—	(40,344)	(30,317)

Net increase in shares outstanding	—	83	429,099	480,507

Moderate Growth ($)
Shares sold	$—	$1,017	$6,162,376	$6,223,131
Dividends reinvested	—	—	—	36,624
Shares redeemed	—	—	(537,061)	(373,449)

Net increase	$—	$1,017	$5,625,315	$5,886,306

(1)	Commencement of operations.

20

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARES (continued)

	Class S		Class S2

	Six Months		Six Months	May 2,
	Ended	Year Ended	Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Moderate Growth (Number of Shares)
Shares sold	24,775,912	60,473,466	414,047	404,718
Dividends reinvested	—	3,582,278	—	1,427
Shares redeemed	(1,897,426)	(1,670,095)	(47,293)	(1,349)

Net increase in shares outstanding	22,878,486	62,385,649	366,754	404,796

Moderate Growth ($)
Shares sold	$326,549,681	$729,828,455	$5,413,022	$4,914,617
Dividends reinvested	—	42,020,126	—	16,754
Shares redeemed	(24,782,440)	(20,131,641)	(629,642)	(16,538)

Net increase	$301,767,241	$751,716,940	$4,783,380	$4,914,833

(1) Commencement of Operations

NOTE 9 —	FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

No dividends or distributions were made during the six months ended June 30, 2007. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2006 was as follows:

	Ordinary	Long-Term
	Income	Capital Gains

Aggressive Growth	$15,139,190	$7,726,996
Growth	30,785,163	17,903,541
Moderate	16,171,839	4,015,746
Moderate Growth	32,237,644	9,835,911

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2006 were:

	Undistributed	Undistributed
	Ordinary	Long-Term	Unrealized	Capital Loss
	Income	Capital Gains	Appreciation	Carryforwards

Aggressive Growth	$20,653,932	$33,615,406	$149,186,006	$—
Growth	51,665,265	60,792,230	265,308,755	—
Moderate	23,814,141	14,049,333	57,408,991	—
Moderate Growth	47,450,976	43,035,618	177,991,985	—

NOTE 10 — CONCENTRATION OF INVESTMENT RISKS

Foreign Securities. Investments in foreign securities may entail risks not present in domestic investments. Since securities in which the Portfolios or an Underlying Fund may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolios or an Underlying Fund. Foreign investments may also subject the Portfolios to foreign government exchange restrictions, expropriation, taxation or other political, social or

21

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 10 — CONCENTRATION OF INVESTMENT RISKS (continued)

economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of a Portfolio or an Underlying investments.

Emerging Markets Investments. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries.

NOTE 11 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2007, the Portfolios declared dividends and distributions of:

	PER SHARE AMOUNTS

	Net Investment	Short-Term	Long-Term	Payable	Record
	Income	Capital Gains	Capital Gains	Date	Date

Aggressive Growth
Class ADV	$0.0399	$0.1468	$0.3777	July 5, 2007	June 29, 2007
Class I	0.1043	0.1468	0.3777	July 5, 2007	June 29, 2007
Class S	0.0852	0.1468	0.3777	July 5, 2007	June 29, 2007
Class S2	0.0850	0.1468	0.3777	July 5, 2007	June 29, 2007

Growth
Class ADV	$0.0837	$0.0856	$0.2536	July 5, 2007	June 29, 2007
Class I	0.1456	0.0856	0.2536	July 5, 2007	June 29, 2007
Class S	0.1298	0.0856	0.2536	July 5, 2007	June 29, 2007
Class S2	0.1347	0.0856	0.2536	July 5, 2007	June 29, 2007

Moderate
Class ADV	$0.1455	$0.0739	$0.1546	July 5, 2007	June 29, 2007
Class I	0.2027	0.0739	0.1546	July 5, 2007	June 29, 2007
Class S	0.1880	0.0739	0.1546	July 5, 2007	June 29, 2007
Class S2	0.1896	0.0739	0.1546	July 5, 2007	June 29, 2007

Moderate Growth
Class ADV	$0.1202	$0.0795	$0.2202	July 5, 2007	June 29, 2007
Class I	0.1792	0.0795	0.2202	July 5, 2007	June 29, 2007
Class S	0.1633	0.0795	0.2202	July 5, 2007	June 29, 2007
Class S2	0.1718	0.0795	0.2202	July 5, 2007	June 29, 2007

NOTE 12 — OTHER ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained upon challenge by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective for fiscal years beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. However, acknowledging the unique issues that FIN 48 presents for investment companies that calculate NAVs, the U.S. Securities and Exchange Commission (the “SEC”) has indicated that they would not object if a fund implements FIN 48 in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. For calendar year-end funds, this would be no later than their June 29, 2007 NAV and the effects of FIN 48 would be reflected in the funds’ semi-annual financial statements contained in their Form N-CSR filing. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. Management of the Portfolios has analyzed the tax positions of the Portfolio. To date, this analysis reflects no uncertain tax positions that have not met the more likely-than-not standard.

On September 15, 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), “Fair Value Measurements.” The new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between

22

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 12 — OTHER ACCOUNTING PRONOUNCEMENTS (continued)

market participants at the measurement date (an exit price). SFAS No. 157 also stipulates that, as a market-based measurement, fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability, and establishes a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. As of June 30, 2007, management of the Portfolios is currently assessing the impact, if any, that will result from adopting SFAS No. 157.

NOTE 13 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS

In 2004, ING Investments reported to the Boards of Trustees (the “Boards”) of the ING Funds that, like many U.S. financial services companies, ING Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING Investments has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, ING Investments reported that management of U.S. affiliates of ING Groep, including ING Investments (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.

ING Investments has advised the Boards that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. ING Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, ING Investments has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

In September 2005, IFD, the distributor of certain ING Funds, settled an administrative proceeding with the National Association of Securities Dealers (“NASD”) regarding three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered into formal and informal arrangements that permitted frequent trading. Under the terms of the Letter of Acceptance, Waiver and Consent (“AWC”) with the NASD, under which IFD neither admitted nor denied the allegations or findings, IFD consented to the following sanctions: (i) a censure; (ii) a fine of $1.5 million; (iii) restitution of approximately $1.44 million to certain ING Funds for losses attributable to excessive trading described in the AWC; and (iv) agreement to make certification to NASD regarding the review and establishment of certain procedures.

In addition to the arrangements discussed above, in 2004 ING Investments reported to the Boards that, at that time, these instances include the following, in addition to the arrangements subject to the AWC discussed above:

•	Aeltus Investment Management, Inc. (a predecessor entity to ING IM) identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

23

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 13 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

•	ReliaStar Life Insurance Company (“ReliaStar”) entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•	In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K and Form 8-K/A for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the SEC on October 29, 2004 and September 8, 2004. These Forms 8-K and Forms 8-K/A can be accessed through the SEC’s web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

ING Investments reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, ING Investments advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, ING Investments reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•	ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. ING Investments reported to the Boards that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•	ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•	The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•	ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•	ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

Other Regulatory Matters

The New York Attorney General (the “NYAG”) and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request. In connection with one such investigation, affiliates of ING Investments were named in a petition for relief and cease and desist order filed by the New

24

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 13 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

Hampshire Bureau of Securities Regulation (the “NH Bureau”) concerning their administration of the New Hampshire state employees deferred compensation plan.

On October 10, 2006, an affiliate of ING Investments entered into an assurance of discontinuance with the NYAG (the “NYAG Agreement”) regarding the endorsement of its products by the New York State United Teachers Union Member Benefits Trust (“NYSUT”) and the sale of their products to NYSUT members. Under the terms of the NYAG Agreement, the affiliate of ING Investments, without admitting or denying the NYAG’s findings, will distribute $30 million to NYSUT members, and/or former NYSUT members, who participated in the NYSUT-endorsed products at any point between January 1, 2001 and June 30, 2006. The affiliate also agreed with the NYAG’s office to develop a one-page disclosure that will further improve transparency and disclosure regarding retirement product fees (the “One-Page Disclosure”). Pursuant to the terms of the NYAG Agreement, the affiliate has agreed for a five year period to provide its retirement product customers with the One-Page Disclosure.

In addition, on the same date, these affiliates of ING Investments entered into a consent agreement with the NH Bureau (the “NH Agreement”) to resolve this petition for relief and cease and desist order. Under the terms of the NH Agreement, these affiliates of ING Investments, without admitting or denying the NH Bureau’s claims, have agreed to pay $3 million to resolve the matter, and for a five year period to provide their retirement product customers with the One-Page Disclosure described above. Other federal and state regulators could initiate similar actions in this or other areas of ING’s businesses.

In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate.

At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

25

PORTFOLIO ASSET ALLOCATION
ING LIFESTYLE PORTFOLIOS
AS OF JUNE 30, 2007 (UNAUDITED)

The following table illustrates the asset allocation of the Underlying Portfolios as of June 30, 2007 (as a percent of net assets).

			ING	ING
		ING LifeStyle	LifeStyle	LifeStyle	ING LifeStyle
		Aggressive Growth	Growth	Moderate	Moderate Growth
Underlying Affiliated Funds		Portfolio	Portfolio	Portfolio	Portfolio

ING AllianceBernstein Mid Cap Growth Portfolio — Class I	%	2.0	2.0	1.0	1.0
ING BlackRock Inflation Protected Bond Portfolio — Class I	%	—	1.0	5.0	2.0
ING Disciplined International SmallCap Fund — Class I	%	5.5	4.5	2.3	3.0
ING Disciplined Small Cap Value Portfolio — Class I	%	3.0	3.0	1.0	1.0
ING Emerging Markets Fixed Income Fund — Class I	%	—	2.7	4.0	3.7
ING Global Real Estate Portfolio — Class I	%	1.5	1.0	—	1.0
ING JPMorgan Emerging Markets Equity Portfolio — Class I	%	2.0	2.0	—	1.0
ING JPMorgan International Portfolio — Class I	%	4.0	1.0	4.0	1.5
ING JPMorgan Value Opportunities Portfolio — Class I	%	3.0	2.0	2.0	2.0
ING Julius Baer Foreign Portfolio — Class I	%	14.0	11.1	6.0	10.1
ING Legg Mason Partners Aggressive Growth Portfolio — Class I	%	9.5	7.5	3.2	6.2
ING Legg Mason Value Portfolio — Class I	%	6.0	5.0	3.0	4.0
ING Limited Maturity Bond Portfolio — Class I	%	—	3.0	8.0	4.0
ING Liquid Assets Portfolio — Class I	%	—	—	2.0	—
ING Lord Abbett Affiliated Portfolio — Class I	%	—	—	0.5	0.3
ING Neuberger Berman Partners Portfolio — Class I	%	2.0	2.0	2.0	2.0
ING PIMCO Core Bond Portfolio — Class I	%	—	7.0	15.5	14.0
ING PIMCO High Yield Portfolio — Class I	%	—	—	1.0	1.0
ING Pioneer High Yield Portfolio — Class I	%	—	1.2	2.0	1.2
ING Pioneer Mid Cap Value Portfolio — Class I	%	3.0	3.0	1.0	2.0
ING T. Rowe Price Growth Equity Portfolio — Class I	%	4.0	3.0	2.0	3.0
ING Van Kampen Comstock Portfolio — Class I	%	7.0	5.0	4.0	5.0
ING Van Kampen Real Estate Portfolio — Class I	%	3.5	3.0	2.0	2.0
ING VP Index Plus International Equity Portfolio — Class I	%	6.0	5.0	3.0	3.0
ING VP Index Plus LargeCap Portfolio — Class I	%	11.0	9.0	9.0	9.0
ING VP Index Plus MidCap Portfolio — Class I	%	4.0	4.0	2.0	2.0
ING VP Index Plus SmallCap Portfolio — Class I	%	3.0	3.0	2.0	3.0
ING VP Intermediate Bond Portfolio — Class I	%	—	4.0	11.5	10.0
ING VP Small Company Portfolio — Class I	%	4.0	3.0	1.0	1.0
ING Wells Fargo Small Cap Disciplined Portfolio — Class I	%	2.0	2.0	—	1.0
Other Assets and Liabilities — Net(1)%		(0.0)	(0.0)	(0.0)	(0.0)

	%	100	100	100	100

(1) Amount more than (0.005)%.

Portfolio holdings are subject to change daily.

26

PORTFOLIO OF INVESTMENTS
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED)

Shares		Value

AFFILIATED INVESTMENT COMPANIES: 100.0%
1,486,935	ING AllianceBernstein Mid Cap Growth Portfolio — Class I	$26,973,007
6,463,954	ING Disciplined International SmallCap Fund — Class I	74,335,473
3,507,951	ING Disciplined Small Cap Value Portfolio — Class I	40,166,038
1,536,896	ING Global Real Estate Portfolio — Class I	20,287,026
1,192,044	ING JPMorgan Emerging Markets Equity Portfolio — Class I	27,011,725
3,053,328	ING JPMorgan International Portfolio — Class I	54,410,313
2,950,569	ING JPMorgan Value Opportunities Portfolio — Class I	40,422,796
10,000,820	ING Julius Baer Foreign Portfolio — Class I	190,515,614
2,498,944	ING Legg Mason Partners Aggressive Growth Portfolio — Class I	127,746,025
6,775,193	ING Legg Mason Value Portfolio — Class I	80,557,042
2,260,290	ING Neuberger Berman Partners Portfolio — Class I	26,920,057
2,899,845	ING Pioneer Mid Cap Value Portfolio — Class I	40,539,828
837,223	ING T. Rowe Price Growth Equity Portfolio — Class I	53,933,889
6,642,585	ING Van Kampen Comstock Portfolio — Class I	94,391,138
1,247,787	ING Van Kampen Real Estate Portfolio — Class I	47,041,582
5,587,561	ING VP Index Plus International Equity Portfolio — Class I	81,522,509
8,062,645	ING VP Index Plus LargeCap Portfolio — Class I	148,191,407
2,762,320	ING VP Index Plus MidCap Portfolio — Class I	53,809,985
2,334,589	ING VP Index Plus SmallCap Portfolio — Class I	40,271,663
2,627,833	ING VP Small Company Portfolio — Class I	53,686,637
2,210,309	ING Wells Fargo Small Cap Disciplined Portfolio — Class I	26,965,772

Total Investments in Securities (Cost $1,176,518,521)*	100.0%	$1,349,699,526
Other Assets and Liabilities-Net	(0.0)	(429,766)

Net Assets	100.0%	$1,349,269,760

*	Cost for federal income tax purposes is $1,176,532,816. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$173,467,960
Gross Unrealized Depreciation	(301,250)

Net Unrealized Appreciation	$173,166,710

See Accompanying Notes to Financial Statements

27

PORTFOLIO OF INVESTMENTS
ING LIFESTYLE GROWTH PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED)

Shares		Value

AFFILIATED INVESTMENT COMPANIES: 100.0%
3,782,970	ING AllianceBernstein Mid Cap Growth Portfolio — Class I	$68,623,083
3,539,205	ING BlackRock Inflation Protected Bond Portfolio — Class I	34,507,247
13,456,128	ING Disciplined International SmallCap Fund — Class I	154,745,477
8,924,785	ING Disciplined Small Cap Value Portfolio — Class I	102,188,792
9,237,473	ING Emerging Markets Fixed Income Fund — Class I	94,406,977
2,606,710	ING Global Real Estate Portfolio — Class I	34,408,573
3,032,722	ING JPMorgan Emerging Markets Equity Portfolio — Class I	68,721,481
1,942,146	ING JPMorgan International Portfolio — Class I	34,609,033
5,004,444	ING JPMorgan Value Opportunities Portfolio — Class I	68,560,878
19,991,111	ING Julius Baer Foreign Portfolio — Class I	380,830,656
5,019,153	ING Legg Mason Partners Aggressive Growth Portfolio — Class I	256,579,102
14,364,264	ING Legg Mason Value Portfolio — Class I	170,791,096
9,422,803	ING Limited Maturity Bond Portfolio — Class I	103,085,465
5,750,505	ING Neuberger Berman Partners Portfolio — Class I	68,488,515
22,026,793	ING PIMCO Core Bond Portfolio — Class I	241,193,386
4,067,755	ING Pioneer High Yield Portfolio — Class I	42,874,139
7,377,592	ING Pioneer Mid Cap Value Portfolio — Class I	103,138,743
1,597,509	ING T. Rowe Price Growth Equity Portfolio — Class I	102,911,513
12,071,189	ING Van Kampen Comstock Portfolio — Class I	171,531,592
2,721,048	ING Van Kampen Real Estate Portfolio — Class I	102,583,518
11,846,182	ING VP Index Plus International Equity Portfolio — Class I	172,835,794
16,782,966	ING VP Index Plus LargeCap Portfolio — Class I	308,470,907
7,027,744	ING VP Index Plus MidCap Portfolio — Class I	136,900,462
5,939,549	ING VP Index Plus SmallCap Portfolio — Class I	102,457,227
10,514,648	ING VP Intermediate Bond Portfolio — Class I	137,847,036
5,014,206	ING VP Small Company Portfolio — Class I	102,440,238
5,623,336	ING Wells Fargo Small Cap Disciplined Portfolio — Class I	68,604,695

Total Investments in Securities (Cost $3,113,229,774)*	100.0%	$3,434,335,625
Other Assets and Liabilities-Net	(0.0)	(868,400)

Net Assets	100.0%	$3,433,467,225

*	Cost for federal income tax purposes is $3,115,572,038. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$322,899,580
Gross Unrealized Depreciation	(4,135,993)

Net Unrealized Appreciation	$318,763,587

See Accompanying Notes to Financial Statements

28

PORTFOLIO OF INVESTMENTS
ING LIFESTYLE MODERATE PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED)

Shares		Value

AFFILIATED INVESTMENT COMPANIES: 100.0%
645,085	ING AllianceBernstein Mid Cap Growth Portfolio — Class I	$11,701,847
6,035,188	ING BlackRock Inflation Protected Bond Portfolio — Class I	58,843,081
2,293,969	ING Disciplined International SmallCap Fund — Class I	26,380,648
1,014,588	ING Disciplined Small Cap Value Portfolio — Class I	11,617,027
4,581,345	ING Emerging Markets Fixed Income Fund — Class I	46,821,350
2,648,925	ING JPMorgan International Portfolio — Class I	47,203,843
1,706,750	ING JPMorgan Value Opportunities Portfolio — Class I	23,382,470
3,718,871	ING Julius Baer Foreign Portfolio — Class I	70,844,491
741,812	ING Legg Mason Partners Aggressive Growth Portfolio — Class I	37,921,453
2,939,328	ING Legg Mason Value Portfolio — Class I	34,948,611
8,569,653	ING Limited Maturity Bond Portfolio — Class I	93,752,008
23,416,588	ING Liquid Assets Portfolio — Class I	23,416,588
437,318	ING Lord Abbett Affiliated Portfolio — Class I	5,864,432
1,961,191	ING Neuberger Berman Partners Portfolio — Class I	23,357,782
16,634,660	ING PIMCO Core Bond Portfolio — Class I	182,149,531
1,153,527	ING PIMCO High Yield Portfolio — Class I	11,708,294
2,219,583	ING Pioneer High Yield Portfolio — Class I	23,394,404
838,702	ING Pioneer Mid Cap Value Portfolio — Class I	11,725,060
363,217	ING T. Rowe Price Growth Equity Portfolio — Class I	23,398,437
3,293,474	ING Van Kampen Comstock Portfolio — Class I	46,800,259
618,669	ING Van Kampen Real Estate Portfolio — Class I	23,323,834
2,424,069	ING VP Index Plus International Equity Portfolio — Class I	35,367,170
5,723,777	ING VP Index Plus LargeCap Portfolio — Class I	105,203,020
1,198,394	ING VP Index Plus MidCap Portfolio — Class I	23,344,721
1,350,441	ING VP Index Plus SmallCap Portfolio — Class I	23,295,110
10,310,187	ING VP Intermediate Bond Portfolio — Class I	135,166,551
570,026	ING VP Small Company Portfolio — Class I	11,645,623

Total Investments in Securities (Cost $1,102,240,271)*	100.0%	$1,172,577,645
Other Assets and Liabilities-Net	(0.0)	(119,962)

Net Assets	100.0%	$1,172,457,683

*	Cost for federal income tax purposes is $1,104,179,214. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$71,184,726
Gross Unrealized Depreciation	(2,786,295)

Net Unrealized Appreciation	$68,398,431

See Accompanying Notes to Financial Statements

29

PORTFOLIO OF INVESTMENTS
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED)

Shares		Value

AFFILIATED INVESTMENT COMPANIES: 100.0%
1,449,110	ING AllianceBernstein Mid Cap Growth Portfolio — Class I	$26,286,851
5,422,924	ING BlackRock Inflation Protected Bond Portfolio — Class I	52,873,509
6,870,520	ING Disciplined International SmallCap Fund — Class I	79,010,977
2,279,164	ING Disciplined Small Cap Value Portfolio — Class I	26,096,424
9,646,981	ING Emerging Markets Fixed Income Fund — Class I	98,592,143
1,997,059	ING Global Real Estate Portfolio — Class I	26,361,174
1,161,718	ING JPMorgan Emerging Markets Portfolio — Class I	26,324,536
2,232,284	ING JPMorgan International Portfolio — Class I	39,779,309
3,834,019	ING JPMorgan Value Opportunities Portfolio — Class I	52,526,055
13,923,287	ING Julius Baer Foreign Portfolio — Class I	265,238,618
3,204,512	ING Legg Mason Partners Aggressive Growth Portfolio — Class I	163,814,667
8,803,839	ING Legg Mason Value Portfolio — Class I	104,677,646
9,625,362	ING Limited Maturity Bond Portfolio — Class I	105,301,456
491,261	ING Lord Abbett Affiliated Portfolio — Class I	6,587,805
4,405,594	ING Neuberger Berman Partners Portfolio — Class I	52,470,628
33,751,811	ING PIMCO Core Bond Portfolio — Class I	369,582,331
2,591,264	ING PIMCO High Yield Portfolio — Class I	26,301,327
3,116,991	ING Pioneer High Yield Portfolio — Class I	32,853,088
3,768,093	ING Pioneer Mid Cap Value Portfolio — Class I	52,677,934
1,223,888	ING T. Rowe Price Growth Equity Portfolio — Class I	78,842,851
9,248,012	ING Van Kampen Comstock Portfolio — Class I	131,414,252
1,389,772	ING Van Kampen Real Estate Portfolio — Class I	52,394,412
5,445,369	ING VP Index Plus International Equity Portfolio — Class I	79,447,936
12,857,814	ING VP Index Plus LargeCap Portfolio — Class I	236,326,619
2,692,059	ING VP Index Plus MidCap Portfolio — Class I	52,441,304
4,550,428	ING VP Index Plus SmallCap Portfolio — Class I	78,494,883
20,139,917	ING VP Intermediate Bond Portfolio — Class I	264,034,316
1,280,500	ING VP Small Company Portfolio — Class I	26,160,624
2,154,083	ING Wells Fargo Small Cap Disciplined Portfolio — Class I	26,279,809

Total Investments in Securities (Cost $2,425,866,636)*	100.0%	$2,633,193,484
Other Assets and Liabilities-Net	(0.0)	(547,849)

Net Assets	100.0%	$2,632,645,635

*	Cost for federal income tax purposes is $2,428,706,036. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$211,899,368
Gross Unrealized Depreciation	(7,411,920)

Net Unrealized Appreciation	$204,487,448

See Accompanying Notes to Financial Statements

30

Investment Adviser
ING Investments, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Custodian

The Bank of New York Mellon Corporation
One Wall Street
New York, New York 10286

Legal Counsel

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-ULS (0607-082307)

Funds

Semi-Annual Report

June 30, 2007

Adviser Class (“ADV”), Institutional Class (“I”), Service Class (“S”) and Service 2 Class (“S2”)

ING Investors Trust

• ING MarketPro Portfolio
• ING MarketStyle Growth Portfolio
• ING MarketStyle Moderate Portfolio
• ING MarketStyle Moderate Growth Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.ingfunds.com; and (3) on the SEC website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Portfolios’ by calling Shareholder Services toll-free at (800) 992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

Dear Shareholder,

So far, it has been a volatile year in the markets. In February, we saw an unprecedented, single-day freefall in Chinese stocks that sent tremors throughout global markets. Closer to home, we witnessed a downturn in the U.S. sub-prime mortgage industry that continues to impact fixed income investments as well as real estate and equity markets worldwide.

When friends and colleagues in the industry voice concerns about the market’s recent volatility, I remind them that such ongoing events are fairly normal and that they underscore the importance of a well-diversified investment strategy. Studies have shown that an investment strategy allocated across a diverse group of asset classes and investment sectors can help provide an investor with solid footing for the long-term despite the short-term commotions.

We at ING Funds remain committed to providing our clients with a diverse and comprehensive line-up of innovative investment products — all designed to offer solutions to your investment needs. Whatever your investing goals, we look forward to continuing to serve you.

Sincerely,

Shaun P. Mathews
President
ING Funds
August 10, 2007

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE:      SIX MONTHS ENDED JUNE 30, 2007

Investors will remember early 2007 for the well-anticipated shocks and corrections that finally struck. But global equities markets soon recovered their poise and provided good gains through May 2007 before some nervousness returned in June 2007. For the six months ended June 30, 2007, the Morgan Stanley Capital International World IndexSM(1) (“MSCI World Index”) measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below) added 8.2%. In currencies, the dollar’s early strides were retraced on the (perceived) certainty that European interest rates were on the way up, while those in the U.S. were not. The euro made a new closing high and the pound reached the best level in 25 years against the dollar. The yen however buckled under the “carry trade”, in which speculators borrow in yen at low interest and buy higher yielding securities in other currencies. For the six months ended June 30, 2007, the dollar fell 2.5% against the euro and the pound, but gained 3.5% on the yen.

U.S. markets entered 2007 against a backdrop of a stable federal funds rate since June 2007. A slowing economy dragged by a slumping housing market seemed to be on the rebound in December 2006. The early reports in 2007 sustained this view, with unexpectedly strong employment, retail sales and confidence readings, as well as robust increases in housing starts and pending home sales. The first estimate of fourth quarter gross domestic product (“GDP”) growth was an impressive 3.5%.

But from February 2007, it soon became apparent that the improvement in housing figures only reflected the mild weather of early winter. New starts, sales and prices were now falling. GDP growth was sharply revised down to 2.5%. To make matters worse, the country’s largest sub-prime mortgage lenders were reporting major losses.

February 2007 was an unsettling month in other ways. The China stock market had practically doubled in 2006 and the long expected pull back eventually came on February 27th when the index fell 9%. The effect on sentiment was to shake relative risk strategies generally.

The housing gloom continued into the second quarter. Foreclosures in May 2007 were 90% higher than one year earlier. Existing housing prices fell in the first quarter year over year for the first time since 1991. The sub-prime dragon reared its head again in June 2007 when the investment bank, Bear Stearns, had to rescue two of its hedge funds in distress over holdings in mortgage bonds. The effect on GDP was clear. Growth in the latest quarter was finalized at just 0.69% annualized, the lowest since 2003.

Yet the feeling persisted that while the sub-prime debacle was serious, the chance of it tripping the economy into recession was remote. Unemployment remained light at 4.5%. The consumer was still spending, although as June ended high gasoline prices were weighing on consumer confidence. And the chances of a rate cut had all but vanished as the Federal Open Market Committee (“FOMC”) in leaving the federal funds rate at 5.25%, made it clear that “... a sustained moderation in inflation pressures has yet to be convincingly demonstrated.”

In U.S. fixed income markets the yield curve became steeper, with the yield on the ten-year Treasury Note making a five-year high before slipping to 5.03%, up 32 basis points (0.32%) for the six months ended June 30, 2007, while that on the three-month Bill fell 22 basis points (0.22%) to 4.67%. This surely reflected the confidence-shaking events of February 2007, as well as the FOMC’s somewhat curious removal of its tightening bias on March 21, 2007, while still citing inflation as the predominant concern. For the six months ended June 30, 2007, the Lehman Brothers® Aggregate Bond Index(2) (“LBAB”) of investment grade bonds returned just 98 basis points (0.98%).

U.S. equities, represented by the Standard & Poor’s 500® Composite Stock Price Index(3) (“S&P 500® Index”) including dividends, rose 7.0%, finally breaching its March 2000 record. Investors might have been depressed in anticipation of the first quarter in fifteen with less than double-digit year-over-year percentage profits growth for companies that make up the S&P 500® Index. But the earnings growth rate of 8.6% that emerged was much better than had been feared. Sentiment was also boosted by takeover activity, much of it from private equity firms able to draw from an apparently bottomless well of liquidity. By early June 2007 however, nerves were getting frayed as 10-year bond yields pushed through 5% and on the Bear Stearns’ news, unlikely to be an isolated case. Led by financials and the interest sensitive utilities sectors, the S&P 500® Index gave back 1.7% in June.

Internationally, the MSCI Japan® Index(4) rose 6.6% for the six month ended June 30, 2007, amid the usual contradictory mix of economic statistics. GDP growth held up well after the fastest quarterly expansion in

2

MARKET PERSPECTIVE:      SIX MONTHS ENDED JUNE 30, 2007

three years. Unemployment remained at a nine-year low. But consumer prices and wages started falling again, forcing the Bank of Japan, which raised interest rates in February 2007 to a still wafer-thin 0.5%, to leave them there, keeping the carry trade in business. The MSCI Europe ex UK® Index(5) surged 11.2% on the basis of high consumer and business confidence, the lowest Eurozone unemployment since records began, the fastest GDP growth in years and continuing merger and acquisition activity. But June 2007 saw sentiment tail off somewhat as the ascending euro threatened exports and the European Central Bank raised rates for the eighth time since late 2005. In the UK, a housing boom and robust service sector had raised year over year GDP growth to 3.0% amid buoyant retail sales, confident consumers and record profits for non-financial companies. The MSCI UK® Index(6) advanced 8.1% for the six months ended June 30, 2007, although again slipping in June as home price inflation and retail sales cooled after the Bank of England raised rates to 5.5%, a six-year high.

(1) The MSCI World IndexSM is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2) The LBAB Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3) The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(4) The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(5) The MSCI Europe ex UK® Index is a free float rising adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(6) The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.

Actual Expenses

The first section of the table shown, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Period Ended
ING MarketPro Portfolio	January 1, 2007	June 30, 2007	Ratio*	June 30, 2007**

Actual Portfolio Return
Class ADV	$1,000.00	$1,054.40	0.70%	$3.57
Class I	1,000.00	1,059.00	0.10	0.51
Class S	1,000.00	1,057.40	0.35	1.79
Class S2	1,000.00	1,057.00	0.50	2.55
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,021.32	0.70%	$3.51
Class I	1,000.00	1,024.30	0.10	0.50
Class S	1,000.00	1,023.06	0.35	1.76
Class S2	1,000.00	1,022.32	0.50	2.51

*	Expense ratios do not include expenses of the underlying funds.

**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Period Ended
ING MarketStyle Growth Portfolio	January 1, 2007	June 30, 2007	Ratio*	June 30, 2007**

Actual Portfolio Return
Class ADV	$1,000.00	$1,068.50	0.68%	$3.49
Class I	1,000.00	1,074.10	0.08	0.41
Class S	1,000.00	1,073.10	0.33	1.70
Class S2	1,000.00	1,074.60	0.48	2.47
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,021.42	0.68%	$3.41
Class I	1,000.00	1,024.40	0.08	0.40
Class S	1,000.00	1,023.16	0.33	1.66
Class S2	1,000.00	1,022.41	0.48	2.41

ING MarketStyle Moderate Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$1,051.60	0.68%	$3.46
Class I	1,000.00	1,055.60	0.08	0.41
Class S	1,000.00	1,053.70	0.33	1.68
Class S2	1,000.00	1,046.20	0.48	2.44
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,021.42	0.68%	$3.41
Class I	1,000.00	1,024.40	0.08	0.40
Class S	1,000.00	1,023.16	0.33	1.66
Class S2	1,000.00	1,022.41	0.48	2.41

ING MarketStyle Moderate Growth Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$1,061.00	0.68%	$3.47
Class I	1,000.00	1,064.90	0.08	0.41
Class S	1,000.00	1,063.20	0.33	1.69
Class S2	1,000.00	1,061.90	0.48	2.45
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,021.42	0.68%	$3.41
Class I	1,000.00	1,024.40	0.08	0.40
Class S	1,000.00	1,023.16	0.33	1.66
Class S2	1,000.00	1,022.41	0.48	2.41

*	Expense ratios do not include expenses of the underlying funds.

**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

5

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 (UNAUDITED)

		ING	ING	ING
	ING	MarketStyle	MarketStyle	MarketStyle
	MarketPro	Growth	Moderate	Moderate Growth
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in affiliated underlying funds*	$44,761,042	$13,425,378	$4,140,654	$12,993,054

Receivables:
Investment securities sold	39,537	—	191	—
Fund shares sold	—	4,063	6	60,469
Dividends and interest	—	1,101	1,845	3,639
Prepaid expenses	13,630	43	11	42
Reimbursement due from manager	3,694	—	2,170	—

Total assets	44,817,903	13,430,585	4,144,877	13,057,204

LIABILITIES:
Payable for investment securities purchased	—	3,457	—	59,886
Payable for fund shares redeemed	39,537	605	196	583
Payable to affiliates	12,375	5,661	872	11,172
Payable for trustee fees	341	178	100	318
Other accrued expenses and liabilities	14,055	17,650	12,953	23,168

Total liabilities	66,308	27,551	14,121	95,127

NET ASSETS	$44,751,595	$13,403,034	$4,130,756	$12,962,077

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$39,846,592	$11,640,983	$3,751,750	$11,491,113
Undistributed net investment income	495,864	232,220	79,496	240,771
Accumulated net realized gain on investments	820,135	471,332	73,348	341,731
Net unrealized appreciation on investments	3,589,004	1,058,499	226,162	888,462

NET ASSETS	$44,751,595	$13,403,034	$4,130,756	$12,962,077

* Cost of investments in affiliated underlying funds	$41,172,038	$12,366,879	$3,914,492	$12,104,592

Class ADV:
Net assets	$1,120	$1,139	$1,115	$1,123
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	95	92	96	94
Net asset value and redemption price per share	$11.83	$12.32	$11.62	$12.00

Class I:
Net assets	$194,311	$2,998,608	$1,115,844	$2,431,126
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	16,154	240,459	94,817	200,220
Net asset value and redemption price per share	$12.03	$12.47	$11.77	$12.14

Class S:
Net assets	$34,902,423	$10,402,200	$3,012,739	$10,528,754
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,915,064	834,204	255,933	868,663
Net asset value and redemption price per share	$11.97	$12.47	$11.77	$12.12

Class S2:
Net assets	$9,653,741	$1,087	$1,058	$1,074
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	813,248	88	92	89
Net asset value and redemption price per share	$11.87	$12.39	$11.56	$12.01

See Accompanying Notes to Financial Statements

6

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

		ING	ING	ING
	ING	MarketStyle	MarketStyle	MarketStyle
	MarketPro	Growth	Moderate	Moderate Growth
	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends from affiliated underlying funds	$—	$86,359	$25,581	$76,481

Total investment income	—	86,359	25,581	76,481

EXPENSES:
Investment management fees	—	4,859	1,357	4,339

Distribution and service fees:
Class ADV	4	3	5	5
Class S	43,038	11,774	3,164	11,810
Class S2	23,792	2	3	4
Transfer agent fees	1,810	1,788	2,528	893
Administrative service fees	11,034	—	—	—
Shareholder reporting expense	20,815	14,833	3,077	12,249
Professional fees	7,240	6,877	4,797	6,571
Custody and accounting expense	905	364	362	362
Trustee fees	543	181	89	264
Miscellaneous expense	2,565	3,967	3,671	5,539

Total expenses	111,746	44,648	19,053	42,036
Net waived and reimbursed fees	(27,384)	(27,911)	(14,536)	(25,876)

Net expenses	84,362	16,737	4,517	16,160

Net investment income (loss)	(84,362)	69,622	21,064	60,321

REALIZED AND UNREALIZED GAIN ON AFFILIATED UNDERLYING FUNDS:
Distributions of realized gains from affiliated underlying funds	—	176,418	28,240	128,094
Net realized gain on sales of affiliated underlying funds	464,334	180,057	22,559	90,988

Net realized gain on affiliated underlying funds	464,334	356,475	50,799	219,082

Net change in unrealized appreciation or depreciation on affiliated underlying funds	2,150,764	442,170	115,993	368,506

Net realized and unrealized gain on affiliated underlying funds	2,615,098	798,645	166,792	587,588

Increase in net assets resulting from operations	$2,530,736	$868,267	$187,856	$647,909

See Accompanying Notes to Financial Statements

7

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING MarketPro Portfolio		ING MarketStyle Growth Portfolio

	Six Months	Year Ended	Six Months	Year Ended
	Ended June 30,	December 31,	Ended June 30,	December 31,
	2007	2006	2007	2006

FROM OPERATIONS:
Net investment income (loss)	$(84,362)	$433,606	$69,622	$91,634
Net realized gain on affiliated underlying funds	464,334	566,878	356,475	188,587
Net change in unrealized appreciation or depreciation on affiliated underlying funds	2,150,764	1,419,756	442,170	609,058

Net increase in net assets resulting from operations	2,530,736	2,420,240	868,267	889,279

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class ADV	—	(3)	—	(1)
Class I	—	(90)	—	(1,594)
Class S	—	(54,216)	—	(4,265)
Class S2	—	(17,414)	—	—

Net realized gains:
Class ADV	—	—	—	(1)
Class I	—	(14)	—	(1,958)
Class S	—	(8,278)	—	(5,241)
Class S2	—	(2,659)	—	—

Total distributions	—	(82,674)	—	(13,060)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	7,164,282	37,230,245	3,211,596	8,078,982
Dividends reinvested	—	82,671	—	13,058

	7,164,282	37,312,916	3,211,596	8,092,040
Cost of shares redeemed	(4,469,368)	(2,508,515)	(1,624,175)	(680,434)

Net increase in net assets resulting from capital share transactions	2,694,914	34,804,401	1,587,421	7,411,606

Net increase in net assets	5,225,650	37,141,967	2,455,688	8,287,825

NET ASSETS:
Beginning of period	39,525,945	2,383,978	10,947,346	2,659,521

End of period	$44,751,595	$39,525,945	$13,403,034	$10,947,346

Undistributed net investment income at end of period	$495,864	$580,226	$232,220	$162,598

See Accompanying Notes to Financial Statements

8

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING MarketStyle		ING MarketStyle Moderate
	Moderate Portfolio		Growth Portfolio

	Six Months	Year Ended	Six Months	Year Ended
	Ended June 30,	December 31,	Ended June 30,	December 31,
	2007	2006	2007	2006

FROM OPERATIONS:
Net investment income	$21,064	$46,471	$60,321	$122,290
Net realized gain on affiliated underlying funds	50,799	37,380	219,082	184,709
Net change in unrealized appreciation or depreciation on affiliated underlying funds	115,993	106,174	368,506	490,368

Net increase in net assets resulting from operations	187,856	190,025	647,909	797,367

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class ADV	—	(2)	—	(2)
Class I	—	(518)	—	(1,930)
Class S	—	(4,403)	—	(16,308)

Net realized gains:
Class ADV	—	(1)	—	(2)
Class I	—	(280)	—	(1,346)
Class S	—	(2,378)	—	(11,372)

Total distributions	—	(7,582)	—	(30,960)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,420,775	1,574,664	3,077,080	6,077,388
Dividends reinvested	—	7,582	—	30,954

	1,420,775	1,582,246	3,077,080	6,108,342
Cost of shares redeemed	(63,509)	(92,747)	(459,695)	(392,319)

Net increase in net assets resulting from capital share transactions	1,357,266	1,489,499	2,617,385	5,716,023

Net increase in net assets	1,545,122	1,671,942	3,265,294	6,482,430

NET ASSETS:
Beginning of period	2,585,634	913,692	9,696,783	3,214,353

End of period	$4,130,756	$2,585,634	$12,962,077	$9,696,783

Undistributed net investment income at end of period	$79,496	$58,432	$240,771	$180,450

See Accompanying Notes to Financial Statements

9

ING MARKETPRO PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV		Class I

	Six Months	April 28,	Six Months	May 8,
	Ended	2006(1) to	Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$11.22	10.72	11.36	10.92

Income (loss) from investment operations:
Net investment income (loss)	$(0.04)	0.11	(0.01)*	0.30 *
Net realized and unrealized gain on investments	$0.65	0.43	0.68	0.18
Total from investment operations	$0.61	0.54	0.67	0.48

Less distributions from:
Net investment income	$—	0.03	—	0.03
Net realized gains on investments	$—	0.01	—	0.01
Total distributions	$—	0.04	—	0.04
Net asset value, end of period	$11.83	11.22	12.03	11.36

Total Return(2)%	5.44	5.05	5.90	4.41

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1	194	205

Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)(5)%	0.95	1.30	0.20	0.55
Net expenses after expense reimbursement (3)(4)(5)(6)%	0.70	0.70	0.10	0.10
Net investment income (loss) after expense reimbursement(3)(4)(5)(6)%	(0.70)	1.68	(0.10)	4.01
Portfolio turnover rate %	14	16	14	16

	Class S			Class S2

	Six Months	Year	August 15,	Six Months	Year	August 15,
	Ended	Ended	2005(1) to	Ended	Ended	2005(1) to
	June 30,	December 31,	December 31,	June 30,	December 31,	December 31,
	2007	2006	2005	2007	2006	2005

Per Share Operating Performance:
Net asset value, beginning of period	$11.32	10.31	10.00	11.23	10.26	10.00

Income (loss) from investment operations:
Net investment income (loss)	$(0.02)*	0.23 *	0.24 *	(0.03)*	0.19 *	0.23 *
Net realized and unrealized gain on investments	$0.67	0.82	0.07	0.67	0.82	0.03
Total from investment operations	$0.65	1.05	0.31	0.64	1.01	0.26

Less distributions from:
Net investment income	$—	0.03	—	—	0.03	—
Net realized gains on investments	$—	0.01	—	—	0.01	—
Total distributions	$—	0.04	—	—	0.04	—
Net asset value, end of period	$11.97	11.32	10.31	11.87	11.23	10.26

Total Return(2)%	5.74	10.20	3.10	5.70	9.86	2.60

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$34,902	30,590	2,317	9,654	8,729	67

Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)(5)%	0.45	0.80	2.94	0.70	1.05	3.09
Net expenses after expense reimbursement(3)(4)(5)(6)%	0.35	0.35	0.35	0.50	0.50	0.50
Net investment income (loss) after expense reimbursement (3)(4)(5)(6)%	(0.35)	2.17	6.30	(0.50)	1.82	6.15
Portfolio turnover rate %	14	16	4	14	16	4

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(5) Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(6) The Distributor has contractually agreed to waive 0.15% and 0.10% of the average daily net assets attributable to Class ADV and S2 shares, respectively, of the Portfolio related to the distribution fees. The expense waivers will continue through at least May 1, 2008. There is no guarantee that these waivers will continue after this date.

* Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

10

ING MARKETSTYLE GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV		Class I

	Six Months	April 28,	Six Months	January 18,
	Ended	2006(1) to	Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$11.53	10.98	11.61	10.45

Income from investment operations:
Net investment income	$0.04	0.03	0.08 *	0.15 *
Net realized and unrealized gain on investments	$0.75	0.54	0.78	1.03
Total from investment operations	$0.79	0.57	0.86	1.18

Less distributions from:
Net investment income	$—	0.01	—	0.01
Net realized gains on investments	$—	0.01	—	0.01
Total distributions	$—	0.02	—	0.02
Net asset value, end of period	$12.32	11.53	12.47	11.61

Total Return(2)%	6.85	5.19	7.41	11.29

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1	2,999	2,450

Ratios to average net assets:
Gross expenses prior to expense reimbursement (3)(5)%	1.29	1.57	0.54	0.82
Net expenses after expense reimbursement (3)(4)(5)(7)%	0.68	0.68	0.08	0.08
Net investment income after expense reimbursement (3)(4)(5)(7)%	0.62	0.67	1.32	1.36
Portfolio turnover rate %	17	62	17	62

	Class S			Class S2

	Six Months	Year	August 15,	Six Months	December 29,	January 1,	August 15,
	Ended	Ended	2005(1) to	Ended	2006(6) to	2006 to	2005(1) to
	June 30,	December 31,	December 31,	June 30,	December 31,	May 4,	December 31,
	2007	2006	2005	2007	2006	2006(6)	2005

Per Share Operating Performance:
Net asset value, beginning of period	$11.62	10.25	10.00	11.53	11.53	10.22	10.00

Income (loss) from investment operations:
Net investment income (loss)	$0.07 *	0.14 *	0.09 *	0.06	(0.00)**	0.16 *	0.09 *
Net realized and unrealized gain on investments	$0.78	1.25	0.16	0.80	—	0.65	0.13
Total from investment operations	$0.85	1.39	0.25	0.86	(0.00)**	0.81	0.22

Less distributions from:
Net investment income	$—	0.01	—	—	—	—	—
Net realized gains on investments	$—	0.01	—	—	—	—	—
Total distributions	$—	0.02	—	—	—	—	—
Net asset value, end of period	$12.47	11.62	10.25	12.39	11.53	11.03	10.22

Total Return(2)%	7.31	13.56	2.50	7.46	—	7.93	2.20

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$10,402	8,495	2,658	1	1	1	1

Ratios to average net assets:
Gross expenses prior to expense reimbursement (3)(5)%	0.79	1.07	2.93	1.04	1.32	0.93	3.08
Net expenses after expense reimbursement (3)(4)(5)(7)%	0.33	0.33	0.33	0.48	0.48	0.48	0.48
Net investment income (loss) after expense reimbursement (3)(4)(5)(7)%	1.10	1.31	2.36	1.06	(0.48)	4.76	2.21
Portfolio turnover rate %	17	62	17	17	62	62	17

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(5) Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(6) Class S2 was fully redeemed on May 5, 2006 and recommenced operations on December 29, 2006.

(7) The Distributor has contractually agreed to waive 0.15% and 0.10% of the average daily net assets attributable to Class ADV and S2 shares, respectively, of the Portfolio related to the distribution fees. The expense waivers will continue through at least May 1, 2008. There is no guarantee that these waivers will continue after this date.

* Calculated using average number of shares outstanding throughout the period.

** Amount is more than $(0.005).

See Accompanying Notes to Financial Statements

11

ING MARKETSTYLE MODERATE PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV		Class I

	Six Months	April 28,	Six Months	January 30,
	Ended	2006(1) to	Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$11.05	10.58	11.14	10.35

Income from investment operations:
Net investment income	$0.05	0.16	0.09 *	0.37 *
Net realized and unrealized gain on investments	$0.52	0.35	0.54	0.46
Total from investment operations	$0.57	0.51	0.63	0.83

Less distributions from:
Net investment income	$—	0.03	—	0.03
Net realized gains on investments	$—	0.01	—	0.01
Total distributions	$—	0.04	—	0.04
Net asset value, end of period	$11.62	11.05	11.77	11.14

Total Return(2)%	5.16	4.83	5.66	8.03

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1	1,116	471

Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)(5)%	1.68	2.20	0.93	1.45
Net expenses after expense reimbursement(3)(4)(5)(7)%	0.68	0.68	0.08	0.08
Net investment income after expense reimbursement(3)(4)(5)(7)%	0.85	1.98	1.57	3.43
Portfolio turnover rate %	7	49	7	49

	Class S			Class S2

	Six Months	Year	August 15,	Six Months	December 29,	January 1,	August 15,
	Ended	Ended	2005(1) to	Ended	2006(6) to	2006 to	2005(1) to
	June 30,	December 31,	December 31,	June 30,	December 31,	May 4,	December 31,
	2007	2006	2005	2007	2006	2006(6)	2005

Per Share Operating Performance:
Net asset value, beginning of period	$11.17	10.16	10.00	11.05	11.05	10.08	10.00

Income (loss) from investment operations:
Net investment income (loss)	$0.06 *	0.25 *	0.14 *	0.05	(0.00)**	0.11	0.14 *
Net realized and unrealized gain (loss) on investments	$0.54	0.80	0.02	0.46	—	0.42	(0.06)
Total from investment operations	$0.60	1.05	0.16	0.51	(0.00)**	0.53	0.08

Less distributions from:
Net investment income	$—	0.03	—	—	—	—	—
Net realized gains on investments	$—	0.01	—	—	—	—	—
Total distributions	$—	0.04	—	—	—	—	—
Net asset value, end of period	$11.77	11.17	10.16	11.56	11.05	10.61	10.08

Total Return(2)%	5.37	10.35	1.60	4.62	—	5.26	0.80

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$3,013	2,112	913	1	1	1	1

Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)(5)%	1.18	1.70	5.16	1.43	1.95	1.79	5.31
Net expenses after expense reimbursement(3)(4)(5)(7)%	0.33	0.33	0.33	0.48	0.48	0.48	0.48
Net investment income (loss) after expense reimbursement (3)(4)(5)(7)%	1.13	2.40	3.70	0.94	(0.48)	3.40	3.55
Portfolio turnover rate %	7	49	37	7	49	49	37

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(5) Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(6) Class S2 was fully redeemed on May 5, 2006 and recommenced operations on December 29, 2006.

(7) The Distributor has contractually agreed to waive 0.15% and 0.10% of the average daily net assets attributable to Class ADV and S2 shares, respectively, of the Portfolio related to the distribution fees. The expense waivers will continue through at least May 1, 2008. There is no guarantee that these waivers will continue after this date.

* Calculated using average number of shares outstanding throughout the period.

** Amount is more than $(0.005).

See Accompanying Notes to Financial Statements

12

ING MARKETSTYLE MODERATE GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV		Class I

	Six Months	April 28,	Six Months	January 27,
	Ended	2006(1) to	Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$11.31	10.84	11.40	10.55

Income from investment operations:
Net investment income	$0.04	0.08 *	0.08 *	0.21 *
Net realized and unrealized gain on investments	$0.65	0.44	0.66	0.69
Total from investment operations	$0.69	0.52	0.74	0.90

Less distributions from:
Net investment income	$—	0.03	—	0.03
Net realized gains on investments	$—	0.02	—	0.02
Total distributions	$—	0.05	—	0.05
Net asset value, end of period	$12.00	11.31	12.14	11.40

Total Return(2)%	6.10	4.78	6.49	8.51

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1	2,431	986

Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)(5)%	1.31	1.84	0.56	1.09
Net expenses after expense reimbursement (3)(4)(5)(7)%	0.68	0.68	0.08	0.08
Net investment income after expense reimbursement (3)(4)(5)(7)%	0.73	1.11	1.31	2.12
Portfolio turnover rate %	9	50	9	50

	Class S			Class S2

	Six Months	Year	August 15,	Six Months	December 29,	January 1,	August 15,
	Ended	Ended	2005(1) to	Ended	2006(6) to	2006 to	2005(1) to
	June 30,	December 31,	December 31,	June 30,	December 31,	May 4,	December 31,
	2007	2006	2005	2007	2006	2006(6)	2005

Per Share Operating Performance:
Net asset value, beginning of period	$11.40	10.24	10.00	11.31	11.31	10.20	10.00

Income (loss) from investment operations:
Net investment income (loss)	$0.06 *	0.19 *	0.13 *	0.06	(0.00)**	0.14 *	0.14 *
Net realized and unrealized gain on investments	$0.66	1.02	0.11	0.64	—	0.53	0.06
Total from investment operations	$0.72	1.21	0.24	0.70	(0.00)**	0.67	0.20

Less distributions from:
Net investment income	$—	0.03	—	—	—	—	—
Net realized gains on investments	$—	0.02	—	—	—	—	—
Total distributions	$—	0.05	—	—	—	—	—
Net asset value, end of period	$12.12	11.40	10.24	12.01	11.31	10.87	10.20

Total Return(2)%	6.32	11.79	2.40	6.19	—	6.57	2.00

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$10,529	8,709	3,213	1	1	1	1

Ratios to average net assets:
Gross expenses prior to expense reimbursement (3)(5)%	0.81	1.34	1.63	1.06	1.59	1.21	1.78
Net expenses after expense reimbursement (3)(4)(5)(7)%	0.33	0.33	0.33	0.48	0.48	0.48	0.48
Net investment income (loss) after expense reimbursement(3)(4)(5)(7)%	1.08	1.76	3.56	1.06	(0.48)	3.97	3.41
Portfolio turnover rate %	9	50	22	9	50	50	22

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(5) Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(6) Class S2 was fully redeemed on May 5, 2006 and recommenced operations on December 29, 2006.

(7) The Distributor has contractually agreed to waive 0.15% and 0.10% of the average daily net assets attributable to Class ADV and S2 shares, respectively, of the Portfolio related to the distribution fees. The expense waivers will continue through at least May 1, 2008. There is no guarantee that these waivers will continue after this date.

* Calculated using average number of shares outstanding throughout the period.

** Amount is more than $(0.005).

See Accompanying Notes to Financial Statements

13

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. The ING Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. At June 30, 2007, the Trust had sixty-one operational portfolios. The four Portfolios included in this report are: ING MarketPro Portfolio (“MarketPro”), ING MarketStyle Growth Portfolio (“Growth”), ING MarketStyle Moderate Portfolio (“Moderate”) and ING MarketStyle Moderate Growth Portfolio (“Moderate Growth”), (each, a “Portfolio” and collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust.

Shares of the Trust are currently being offered only to participating insurance companies for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies (“Variable Contracts”) issued by the participating insurance companies.

The Trust is intended to serve as an investment option for (i) Variable Contracts offered by insurance companies, and (ii) certain qualified pension and retirement plans, as permitted under the Federal tax rules relating to the Series serving as investment mediums for Variable Contracts. The Trust currently functions as an investment medium for contracts and policies offered by ING USA Annuity and Life Insurance Company (“ING USA”), ReliaStar Life Insurance Company, an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”), United Life Annuities, an indirect, wholly-owned subsidiary of ING USA and ReliaStar Life Insurance Company of New York, an indirect, wholly-owned subsidiary of ING USA. ING Groep is one of the largest financial services organizations in the world, and offers an array of banking, insurance and asset management services to both individuals and institutional investors. The Trust is also an investment medium for contracts offered by the Security Equity Life Insurance Company, not an affiliate of ING.

Each Portfolio seeks to achieve its investment objective by investing in other ING Funds (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds.

The following is a brief description of each Portfolio’s investment objective:

MarketPro seeks capital appreciation; Income is a secondary consideration;

Growth seeks growth of capital and some current income;

Moderate seeks growth of capital and current income;

Moderate Growth seeks growth of capital and a low to moderate level of current income.

The Portfolios offer four classes of shares, referred to as Adviser Class (Class “ADV”), Institutional Class (Class “I”), Service Class (Class “S”) and Service 2 Class (Class “S2”). Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fee. All shareholders bear the common expenses of the Portfolio and earn income and gains and losses from the Portfolio pro rata based on the average net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including shareholder servicing fees. The information presented in these financial statements pertains to the portfolios listed in this note.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.	Security Valuation. The valuation of each Portfolio’s investments in its Underlying Funds is based on the net asset value of the underlying funds each business day.

B.	Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date.

C.	Distributions to Shareholders. The Portfolios record distributions to their shareholders on the

14

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

ex-dividend date. Each Portfolio distributes dividends and capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

D.	Federal Income Taxes. It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required.

The Board of Trustees (“Board”) intends to offset any net capital gains with any available capital loss carryforward until each carryforward has been fully utilized or expires. In addition, no capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.

E.	Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.	Repurchase Agreements. Certain of the Underlying Funds may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. An Underlying Fund will always receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Underlying Fund. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Underlying Fund in the event the Underlying Fund is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

G.	Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Portfolios entered into an investment management agreement (“Investment Management Agreement”) with ING Investments, LLC (the “Investment Adviser”), an indirect, wholly-owned subsidiary of ING Groep. The Investment Management Agreement compensates the Investment Adviser with a fee for all Portfolios except MarketPro, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee

Growth	0.08%
Moderate	0.08%
Moderate Growth	0.08%

ING Funds Services, LLC (the “Administrator”), an indirect, wholly-owned subsidiary of ING Groep, acts as administrator and provides certain administrative and shareholder services necessary for the MarketPro Portfolios’ operations and is responsible for the supervision of other service providers. For its services, the Administrator is entitled to receive a fee at an annual rate of 0.05% of the MarketPro’s average daily net assets.

The Investment Adviser has engaged ING Investment Management Co. (“ING IM”) to serve as Sub-Adviser

15

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 3 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

to the Portfolios, with the exception of MarketPro. ING IM has engaged Ibbotson Associates, an asset allocation consulting firm and considers its recommendation in determining the target allocations for the for the Growth, Moderate, and Moderate Growth Portfolios and perform asset allocation analyses and other related work. The Investment Adviser supervises the determination of target allocations by ING IM and the selection of Underlying Funds by ING IM.

The Investment Adviser for MarketPro has established an Asset Allocation Committee to review and determine the asset allocation for MarketPro.

NOTE 4 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a Shareholder Services Agreement (the “Agreement”) for the Class S and Class S2 shares of each Portfolio of the Trust. The Agreement compensates ING Funds Distributor, LLC(1) (the “Distributor” or “IFD”) for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S and Class S2 shares. Under the agreement, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S and Class S2, respectively. Each Portfolio has entered into a Rule 12b-1 Distribution Plan (the “Class S2 Plan”) with IFD on behalf of the Class S2 shares of the Portfolio. The Class S2 Plan provides that the Class S2 shares shall pay a 12b-1 distribution fee, for distribution services including payments to IFD at an annual rate of 0.25% of the average daily net assets. IFD has contractually agreed to waive a portion of its fee equal to 0.10% of the average daily net assets attributable to Class S2 of the Portfolios. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

Each Class ADV has a Rule 12b-1 Service and Distribution Plan with IFD. Class ADV shares pay IFD a service fee of 0.25% and a distribution fee of 0.50% of each Portfolios’ average daily net assets attributable to Class ADV shares. IFD has contractually agreed to waive 0.15% of the Portfolios’ average daily net assets attributable to Class ADV shares. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

(1)	Prior to December 31, 2006, Directed Services, Inc. (“DSI”) served as distributor to the Portfolios. On November 9, 2006, the Board approved the consolidation of distributor functions of DSI into IFD resulting in the assumption by IFD of the distribution agreement between the Trust and ING Financial Advisers, LLC.

NOTE 5 — INVESTMENTS IN AFFILIATED UNDERLYING FUNDS

For the six months ended June 30, 2007, the cost of purchases and the proceeds from the sales of the Underlying Funds were as follows:

	Purchases	Sales

MarketPro	$8,738,898	$6,146,815
Growth	3,787,387	2,120,986
Moderate	1,632,373	253,308
Moderate Growth	3,686,003	993,584

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2007, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities:

	Accrued
	Investment	Accrued	Accrued	Accrued
	Management	Administrative	Distribution	Waivers &
	Fee	Service Fee	Fee	Reimbursements	Total

MarketPro	$—	$1,870	$10,505	$—	$12,375
Growth	889	—	2,158	2,614	5,661
Moderate	267	—	605	—	872
Moderate Growth	829	—	2,149	8,194	11,172

The Trust has adopted a Retirement Policy (“Policy”) covering all independent trustees of the Portfolios who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this Policy are based on an annual rate as defined in the Policy.

At June 30, 2007, the following indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

ING USA Annuity and Life Insurance Company — MarketPro (97.47%); Growth (77.64%); Moderate (72.93%); Moderate Growth (81.64%).

Reliastar Life Insurance Company — Moderate (7.11%); Moderate Growth (9.92%).

Security Life Insurance Company — Growth (18.27%); Moderate (19.91%); Moderate Growth (8.42%).

16

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES

At June 30, 2007, the Portfolios had the following payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities:

					Accrued
	Accrued	Accrued	Accrued	Accrued	Transfer
	Audit	Legal	Miscellaneous	Postage	Agent
	Fees	Fees	Fees	Fees	Fees

MarketPro	$4,993	$—	$3,077	$—	$—
Growth	1,467	7,981	4,821	2,227	—
Moderate	967	4,390	5,037	—	1,666
Moderate Growth	—	8,215	8,697	—	—

NOTE 8 — EXPENSE LIMITATIONS

The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

Portfolio(1)	Class ADV	Class I	Class S	Class S2

MarketPro	0.70%	0.10%	0.35%	0.50%
Growth	0.68%	0.08%	0.33%	0.48%
Moderate	0.68%	0.08%	0.33%	0.48%
Moderate Growth	0.68%	0.08%	0.33%	0.48%

(1)	The operating expense limits apply only at the Portfolio level and do not limit the fees payable by the underlying investment companies in which the Portfolios invest.

Each Portfolio may at a later date reimburse the Investment Adviser for management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such reimbursement, each Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio.

Outstanding reimbursement balances due to the Portfolios, if any, under their respective expense limitation agreements are reflected in Reimbursement Due from Manager on the accompanying Statements of Assets and Liabilities.

As of June 30, 2007, the cumulative amounts of reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

	December 31,

	2008	2009	2010	Total

MarketPro	$—	$54,877	$67,619	$122,496
Growth	—	27,941	57,338	85,279
Moderate	—	21,554	24,187	45,741
Moderate Growth	—	38,846	62,605	101,451

The expense limitation agreement is contractual and shall renew automatically for one-year terms unless the Investment Adviser provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Class ADV		Class I

	Six Months	April 28,	Six Months	May 8,
	Ended	2006(1) to	Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

MarketPro (Number of Shares)
Shares sold	—	95	7,950	18,828
Dividends reinvested	—	—	—	10
Shares redeemed	—	—	(9,864)	(770)

Net increase (decrease) in shares outstanding	—	95	(1,914)	18,068

MarketPro ($)
Shares sold	$—	$1,015	$91,201	$204,284
Dividends reinvested	—	—	—	104
Shares redeemed	—	—	(113,960)	(8,280)

Net increase (decrease)	$—	$1,015	$(22,759)	$196,108

(1)	Commencement of operations.

17

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Class S		Class S2

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

MarketPro (Number of Shares)
Shares sold	531,784	2,671,561	84,548	803,372
Dividends reinvested	—	5,940	—	1,921
Shares redeemed	(319,457)	(199,382)	(48,630)	(34,533)

Net increase in shares outstanding	212,327	2,478,119	35,918	770,760

MarketPro ($)
Shares sold	$6,117,462	$28,508,321	$955,619	$8,516,625
Dividends reinvested	—	62,494	—	20,073
Shares redeemed	(3,787,436)	(2,135,288)	(567,972)	(364,947)

Net increase	$2,330,026	$26,435,527	$387,647	$8,171,751

	Class ADV		Class I

	Six Months	April 28,	Six Months	January 18,
	Ended	2006(1) to	Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Growth (Number of Shares)
Shares sold	—	92	137,157	256,250
Dividends reinvested	—	—	—	334
Shares redeemed	—	—	(107,800)	(45,482)

Net increase in shares outstanding	—	92	29,357	211,102

Growth ($)
Shares sold	$—	$1,015	$1,623,427	$2,787,455
Dividends reinvested	—	—	—	3,552
Shares redeemed	—	—	(1,281,179)	(485,984)

Net increase	$—	$1,015	$342,248	$2,305,023

	Class S		Class S2(2)

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Growth (Number of Shares)
Shares sold	131,612	488,183	1	87
Dividends reinvested	—	890	—	—
Shares redeemed	(28,430)	(17,437)	—	(101)

Net increase (decrease) in shares outstanding	103,182	471,636	1	(14)

Growth ($)
Shares sold	$1,588,159	$5,289,511	$10	$1,001
Dividends reinvested	—	9,506	—	—
Shares redeemed	(342,996)	(193,335)	—	(1,115)

Net increase (decrease)	$1,245,163	$5,105,682	$10	$(114)

(1)	Commencement of operations.

(2)	Class S2 was fully redeemed on May 5, 2006 and recommenced operations on December 29, 2006.

18

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Class ADV		Class I

	Six Months	April 28,	Six Months	January 30,
	Ended	2006(1) to	Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Moderate (Number of Shares)
Shares sold	—	96	54,468	46,184
Dividends reinvested	—	—	—	77
Shares redeemed	—	—	(1,958)	(3,954)

Net increase in shares outstanding	—	96	52,510	42,307

Moderate ($)
Shares sold	$—	$1,015	$612,046	$495,718
Dividends reinvested	—	—	—	798
Shares redeemed	—	—	(22,581)	(40,807)

Net increase	$—	$1,015	$589,465	$455,709

	Class S		Class S2(2)

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Moderate (Number of Shares)
Shares sold	70,449	103,337	1	91
Dividends reinvested	—	649	—	—
Shares redeemed	(3,576)	(4,793)	—	(101)

Net increase (decrease) in shares outstanding	66,873	99,193	1	(10)

Moderate ($)
Shares sold	$808,719	$1,076,931	$10	$1,000
Dividends reinvested	—	6,784	—	—
Shares redeemed	(40,928)	(50,868)	—	(1,072)

Net increase (decrease)	$767,791	$1,032,847	$10	$(72)

	Class ADV		Class I

	Six Months	April 28,	Six Months	January 27,
	Ended	2006(1) to	Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Moderate Growth (Number of Shares)
Shares sold	—	94	120,610	112,027
Dividends reinvested	—	—	—	310
Shares redeemed	—	—	(6,885)	(25,842)

Net increase in shares outstanding	—	94	113,725	86,495

Moderate Growth ($)
Shares sold	$—	$1,015	$1,451,705	$1,204,525
Dividends reinvested	—	—	—	3,275
Shares redeemed	—	—	(81,508)	(276,738)

Net increase	$—	$1,015	$1,370,197	$931,062

(1)	Commencement of operations.

(2)	Class S2 was fully redeemed on May 5, 2006 and recommenced operations on December 29, 2006.

19

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Class S		Class S2(1)

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2007	2006	2007	2006

Moderate Growth (Number of Shares)
Shares sold	136,611	458,327	1	88
Dividends reinvested	—	2,621	—	—
Shares redeemed	(31,962)	(10,703)	—	(101)

Net increase (decrease) in shares outstanding	104,649	450,245	1	(13)

Moderate Growth ($)
Shares sold	$1,625,365	$4,870,848	$10	$1,000
Dividends reinvested	—	27,679	—	—
Shares redeemed	(378,187)	(114,483)	—	(1,098)

Net increase (decrease)	$1,247,178	$4,784,044	$10	$(98)

(1)	Class S2 was fully redeemed on May 5, 2006 and recommenced operations on December 29, 2006.

NOTE 10 —	FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The Portfolios paid no dividends or distributions during the six months ended June 30, 2007. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2006 was as follows:

Ordinary
Income

MarketPro	$82,674
Growth	13,060
Moderate	7,582
Moderate Growth	30,960

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2006 were:

	Undistributed	Undistributed
	Ordinary	Long Term	Unrealized	Capital Loss
	Income	Capital Gains	Appreciation	Carryforwards

MarketPro	$701,032	$283,411	$1,389,824	$—
Growth	257,383	33,783	602,618	—
Moderate	78,657	5,921	106,572	—
Moderate Growth	277,026	32,012	514,017	—

20

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 11 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2007, the Portfolios declared dividends and distributions of:

	PER SHARE AMOUNTS

	Net Investment	Short-Term	Long-Term	Payable
	Income	Capital Gains	Capital Gains	Date	Record Date

MarketPro
Class ADV	$0.1166	$0.0324	$0.0758	July 5, 2007	June 29, 2007
Class I	0.1710	0.0324	0.0758	July 5, 2007	June 29, 2007
Class S	0.1575	0.0324	0.0758	July 5, 2007	June 29, 2007
Class S2	0.1466	0.0324	0.0758	July 5, 2007	June 29, 2007

Growth
Class ADV	$0.1070	$0.0884	$0.0315	July 5, 2007	June 29, 2007
Class I	0.1645	0.0884	0.0315	July 5, 2007	June 29, 2007
Class S	0.1478	0.0884	0.0315	July 5, 2007	June 29, 2007
Class S2	0.1328	0.0884	0.0315	July 5, 2007	June 29, 2007

Moderate
Class ADV	$0.1219	$0.0578	$0.0170	July 5, 2007	June 29, 2007
Class I	0.1781	0.0578	0.0170	July 5, 2007	June 29, 2007
Class S	0.1625	0.0578	0.0170	July 5, 2007	June 29, 2007
Class S2	0.1484	0.0578	0.0170	July 5, 2007	June 29, 2007

Moderate Growth
Class ADV	$0.1264	$0.0905	$0.0300	July 5, 2007	June 29, 2007
Class I	0.1835	0.0905	0.0300	July 5, 2007	June 29, 2007
Class S	0.1657	0.0905	0.0300	July 5, 2007	June 29, 2007
Class S2	0.1528	0.0905	0.0300	July 5, 2007	June 29, 2007

On July 12, 2007, the Board approved a proposal to liquidate MarketPro, Growth, Moderate and Moderate Growth. The proposed liquidations are subject to shareholder approval. If shareholder approval is obtained, it is expected that the liquidations will take place during the fourth quarter of 2007. Shareholders will be notified if the liquidations are not approved.

NOTE 12 — CONCENTRATION OF INVESTMENT RISKS

Foreign Securities. Investments in foreign securities may entail risks not present in domestic investments. Since securities in which the Portfolios or an Underlying Fund may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolios or an Underlying Fund. Foreign investments may also subject the Portfolios or an Underlying Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of a Portfolio or an Underlying investments.

Emerging Markets Investments. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries.

NOTE 13 — OTHER ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained upon challenge by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective for fiscal years beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. However, acknowledging the unique issues that FIN 48 presents for investment companies that calculate NAVs, the U.S. Securities and Exchange Commission (the “SEC”) has indicated that they would not object if a fund implements FIN 48 in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. For calendar year-end funds, this would be no later than

21

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 13 — OTHER ACCOUNTING PRONOUNCEMENTS (continued)

their June 29, 2007 NAV and the effects of FIN 48 would be reflected in the funds’ semi-annual financial statements contained in their Form N-CSR filing. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. Management of the Portfolios has analyzed the tax positions of the Portfolio. To date, this analysis reflects no uncertain tax positions that have not met the more likely-than-not standard.

On September 15, 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), “Fair Value Measurements.” The new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). SFAS No. 157 also stipulates that, as a market-based measurement, fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability, and establishes a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. As of June 30, 2007, management of the Portfolios is currently assessing the impact, if any, that will result from adopting SFAS No. 157.

NOTE 14 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS

In 2004, ING Investments reported to the Boards of Trustees (the “Boards”) of the ING Funds that, like many U.S. financial services companies, ING Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING Investments has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, ING Investments reported that management of U.S. affiliates of ING Groep, including ING Investments (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.

ING Investments has advised the Boards that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. ING Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, ING Investments has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

In September 2005, IFD, the distributor of certain ING Funds, settled an administrative proceeding with the NASD regarding three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered into formal and informal arrangements that permitted frequent trading. Under the terms of the Letter of Acceptance, Waiver and Consent (“AWC”) with the NASD, under which IFD neither admitted nor denied the allegations

22

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 14 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

or findings, IFD consented to the following sanctions: (i) a censure; (ii) a fine of $1.5 million; (iii) restitution of approximately $1.44 million to certain ING Funds for losses attributable to excessive trading described in the AWC; and (iv) agreement to make certification to NASD regarding the review and establishment of certain procedures.

In addition to the arrangements discussed above, in 2004 ING Investments reported to the Boards that, at that time, these instances include the following, in addition to the arrangements subject to the AWC discussed above:

•	Aeltus Investment Management, Inc. (a predecessor entity to ING IM) identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•	ReliaStar Life Insurance Company (“ReliaStar”) entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•	In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K and Form 8-K/A for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the SEC on October 29, 2004 and September 8, 2004. These Forms 8-K and Forms 8-K/A can be accessed through the SEC’s web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

ING Investments reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, ING Investments advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, ING Investments reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•	ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. ING Investments reported to the Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•	ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•	The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•	ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•	ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

23

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 14 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

Other Regulatory Matters

The New York Attorney General (the “NYAG”) and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request. In connection with one such investigation, affiliates of ING Investments were named in a petition for relief and cease and desist order filed by the New Hampshire Bureau of Securities Regulation (the “NH Bureau”) concerning their administration of the New Hampshire state employees deferred compensation plan.

On October 10, 2006, an affiliate of ING Investments entered into an assurance of discontinuance with the NYAG (the “NYAG Agreement”) regarding the endorsement of its products by the New York State United Teachers Union Member Benefits Trust (“NYSUT”) and the sale of their products to NYSUT members. Under the terms of the NYAG Agreement, the affiliate of ING Investments, without admitting or denying the NYAG’s findings, will distribute $30 million to NYSUT members, and/or former NYSUT members, who participated in the NYSUT-endorsed products at any point between January 1, 2001 and June 30, 2006. The affiliate also agreed with the NYAG’s office to develop a one-page disclosure that will further improve transparency and disclosure regarding retirement product fees (the “One-Page Disclosure”). Pursuant to the terms of the NYAG Agreement, the affiliate has agreed for a five year period to provide its retirement product customers with the One-Page Disclosure.

In addition, on the same date, these affiliates of ING Investments entered into a consent agreement with the NH Bureau (the “NH Agreement”) to resolve this petition for relief and cease and desist order. Under the terms of the NH Agreement, these affiliates of ING Investments, without admitting or denying the NH Bureau’s claims, have agreed to pay $3 million to resolve the matter, and for a five year period to provide their retirement product customers with the One-Page Disclosure described above. Other federal and state regulators could initiate similar actions in this or other areas of ING’s businesses.

In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate.

At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

24

PORTFOLIO ASSET ALLOCATION
ING MARKETPRO AND MARKET STYLE PORTFOLIOS
AS OF JUNE 30, 2007 (UNAUDITED)

The following table illustrates the asset allocation of the Underlying Portfolios as of June 30, 2007 (as a percent of net assets).

			ING MarketStyle	ING MarketStyle	ING MarketStyle
		ING MarketPro	Growth	Moderate	Moderate Growth
Underlying Affiliated Funds		Portfolio	Portfolio	Portfolio	Portfolio

ING BlackRock Large Cap Value Portfolio — Class I	%	9.0	—	—	—
ING FMRSM Diversified Mid Cap Portfolio — Class I	%	9.0	—	—	—
ING JPMorgan International Portfolio — Class I	%	10.0	—	—	—
ING Legg Mason Partners Aggressive Growth Portfolio — Class I	%	9.0	—	—	—
ING Legg Mason Value Portfolio — Class I	%	8.9	—	—	—
ING Limited Maturity Bond Portfolio — Class I	%	—	7.0	20.0	12.0
ING Liquid Assets Portfolio — Class I	%	—	2.0	11.0	7.0
ING Marsico Growth Portfolio — Class I	%	9.0	—	—	—
ING T. Rowe Price Capital Appreciation Portfolio — Class I	%	10.0	—	—	—
ING Van Kampen Equity and Income Portfolio — Class I	%	10.0	—	—	—
ING VP Index Plus International Equity Portfolio — Class I	%	—	24.2	16.1	20.2
ING VP Index Plus LargeCap Portfolio — Class I	%	—	44.0	30.0	36.0
ING VP Index Plus MidCap Portfolio — Class I	%	—	9.0	5.0	7.0
ING VP Index Plus SmallCap Portfolio — Class I	%	—	8.0	4.0	7.0
ING VP Intermediate Bond Portfolio — Class I	%	25.1	6.0	14.1	11.0
Other Assets and Liabilities — Net	%	(0.0)*	(0.2)	(0.2)	(0.2)

	%	100.0	100.0	100.0	100.0

* Amount represents more than (0.005)%

Portfolio holdings are subject to change.

25

PORTFOLIO OF INVESTMENTS
ING MARKETPRO PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED)

Shares		Value

AFFILIATED INVESTMENT COMPANIES: 100.0%
263,438	ING BlackRock Large Cap Value Portfolio — Class I	$4,014,791
267,820	ING FMRSM Diversified Mid Cap Portfolio — Class I	4,030,699
252,977	ING JPMorgan International Portfolio — Class I	4,508,045
78,466	ING Legg Mason Partners Aggressive Growth Portfolio — Class I	4,011,201
336,847	ING Legg Mason Value Portfolio — Class I	4,005,108
226,397	ING Marsico Growth Portfolio — Class I	4,018,539
156,166	ING T. Rowe Price Capital Appreciation Portfolio — Class I	4,475,723
109,622	ING Van Kampen Equity and Income Portfolio — Class I	4,472,597
856,166	ING VP Intermediate Bond Portfolio — Class I	11,224,339

Total Investments in Securities (Cost $41,172,038)*	100.0%	$44,761,042
Other Assets and Liabilities-Net	(0.0)	(9,447)

Net Assets	100.0%	$44,751,595

*	Cost for federal income tax purposes is $41,223,061.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$3,537,981
Gross Unrealized Depreciation	—

Net Unrealized Appreciation	$3,537,981

See Accompanying Notes to Financial Statements

26

PORTFOLIO OF INVESTMENTS
ING MARKETSTYLE GROWTH PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED)

Shares		Value

AFFILIATED INVESTMENT COMPANIES: 100.2%
85,935	ING Limited Maturity Bond Portfolio — Class I	$940,127
268,362	ING Liquid Assets Portfolio — Class I	268,362
222,246	ING VP Index Plus International Equity Portfolio — Class I	3,242,567
320,694	ING VP Index Plus LargeCap Portfolio — Class I	5,894,352
61,803	ING VP Index Plus MidCap Portfolio — Class I	1,203,923
61,906	ING VP Index Plus SmallCap Portfolio — Class I	1,067,879
61,645	ING VP Intermediate Bond Portfolio — Class I	808,168

Total Investments in Securities (Cost $12,366,879)*	100.2%	$13,425,378
Other Assets and Liabilities-Net	(0.2)	(22,344)

Net Assets	100.0%	$13,403,034

*	Cost for federal income tax purposes is $12,383,709.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,058,390
Gross Unrealized Depreciation	(16,721)

Net Unrealized Appreciation	$1,041,669

See Accompanying Notes to Financial Statements

27

PORTFOLIO OF INVESTMENTS
ING MARKETSTYLE MODERATE PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED)

Shares		Value

AFFILIATED INVESTMENT COMPANIES: 100.2%
75,693	ING Limited Maturity Bond Portfolio — Class I	$828,083
455,029	ING Liquid Assets Portfolio — Class I	455,029
45,677	ING VP Index Plus International Equity Portfolio — Class I	666,429
67,408	ING VP Index Plus LargeCap Portfolio — Class I	1,238,966
10,585	ING VP Index Plus MidCap Portfolio — Class I	206,196
9,542	ING VP Index Plus SmallCap Portfolio — Class I	164,606
44,344	ING VP Intermediate Bond Portfolio — Class I	581,345

Total Investments in Securities (Cost $3,914,492)*	100.2%	$4,140,654
Other Assets and Liabilities-Net	(0.2)	(9,898)

Net Assets	100.0%	$4,130,756

*	Cost for federal income tax purposes is $3,918,297.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$225,174
Gross Unrealized Depreciation	(2,817)

Net Unrealized Appreciation	$222,357

See Accompanying Notes to Financial Statements

28

PORTFOLIO OF INVESTMENTS
ING MARKETSTYLE MODERATE GROWTH PORTFOLIO
AS OF JUNE 30, 2007 (UNAUDITED)

Shares		Value

AFFILIATED INVESTMENT COMPANIES: 100.2%
142,544	ING Limited Maturity Bond Portfolio — Class I	$1,559,428
908,839	ING Liquid Assets Portfolio — Class I	908,839
179,199	ING VP Index Plus International Equity Portfolio — Class I	2,614,520
253,887	ING VP Index Plus LargeCap Portfolio — Class I	4,666,446
46,512	ING VP Index Plus MidCap Portfolio — Class I	906,061
52,414	ING VP Index Plus SmallCap Portfolio — Class I	904,143
109,353	ING VP Intermediate Bond Portfolio — Class I	1,433,617

Total Investments in Securities (Cost $12,104,592)*	100.2%	$12,993,054
Other Assets and Liabilities-Net	(0.2)	(29,977)

Net Assets	100.0%	$12,963,077

*	Cost for federal income tax purposes is $12,110,948.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$892,200
Gross Unrealized Depreciation	(10,094)

Net Unrealized Appreciation	$882,106

See Accompanying Notes to Financial Statements

29

Investment Adviser
ING Investments, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Custodian

The Bank of New York Mellon Corporation
One Wall Street
New York, New York 10286

Transfer Agent

DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141

Legal Counsel

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-UMP (0607-082307)

Item 2.  Code of Ethics.

Not required for semi-annual filing.

Item 3.  Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5.  Audit Committee Of Listed Registrants.

Not required for semi-annual filing.

Item 6.  Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-end Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-end Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-end Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Committee currently consists of all Independent Trustees of the Board. (6 individuals). The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minium qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Investors Trust

By	/s/ Shaun P. Mathews

Shaun P. Mathews President and Chief Executive Officer

Date:	September 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews

Shaun P. Mathews President and Chief Executive Officer

Date:	September 5, 2007

By	/s/ Todd Modic

Todd Modic Senior Vice President and Chief Financial Officer

Date:	September 5, 2007